UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-6161

Allianz Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, NY 10105
(Address of principal executive offices)

Newton B. Schott, Jr.
Secretary
Allianz Funds
2187 Atlantic Street
Stamford, CT 06902
(Name and address of agent for service)

Copies to:

David Sullivan, Esq.
Ropes & Gray LLP
One International Place
Boston, MA 02110

Registrant’s telephone number, including area code: (800) 426-0107

Date of fiscal year end: June 30

Date of reporting period: July 1, 2005 - December 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Table of Contents

Item 1. Reports to Shareholders

The following is a copy of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e -1).

  Allianz Funds A, B and C Share Classes Semi-Annual Report – International & Sector Stock Funds
  Allianz Funds NACM Stock Funds Institutional, Administrative Share Classes Semi-Annual Report
  Allianz Funds Institutional, Administrative Share Classes Semi-Annual Report
  Allianz Funds A, B and C Share Classes Semi-Annual Report – Domestic Stock Funds
  Allianz Funds Class D Semi-Annual Report – Domestic Stock Funds
  Allianz Funds RCM Institutional, Administrative Share Classes Semi-Annual Report
  Allianz Funds A, B and C Share Classes Semi-Annual Report – OCC Renaissance Fund
  Allianz Funds Class D Semi-Annual Report – International & Sector Stock Funds
  Allianz Funds Class R Semi-Annual Report

ITEM 1.     REPORT TO STOCKHOLDERS

Allianz Funds Semi-Annual Report

DECEMBER 31, 2005

International/Sector Stock Funds

Share Classes

GLOBAL STOCK FUNDS
NACM Global Fund

RCM Global Small-Cap Fund

INTERNATIONAL STOCK FUNDS
NFJ International Value Fund

NACM International Fund

RCM International Growth
Equity Fund

REGIONAL STOCK FUND
NACM Pacific Rim Fund

SECTOR-RELATED STOCK FUNDS RCM Global Healthcare Fund RCM Biotechnology Fund RCM Global Technology Fund
A	B	C

This material is authorized for use only when preceded or accompanied by the current Allianz Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

Contents

Letter to Shareholders	3

Important Information About the Funds	4–5

Fund Summaries	6–14

Schedules of Investments	15–25

Fund	Fund Summary	Schedule of Investments

NACM Global Fund	6	15
NACM International Fund	7	16
NACM Pacific Rim Fund	8	17
NFJ International Value Fund	9	18
RCM Biotechnology Fund	10	19
RCM Global Healthcare Fund	11	20
RCM Global Small-Cap Fund	12	21
RCM Global Technology Fund	13	23
RCM International Growth Equity Fund	14	25

2   Allianz Funds Semi-Annual Report  |  12.31.05

Letter to Shareholders

Dear Shareholder:

U.S. stocks proved their mettle over the six months ended December 31, 2005 by producing positive returns in the face of numerous market challenges. Rising interest rates, record high oil prices and natural disasters were among the factors that fueled uncertainty. Nevertheless, improving corporate earnings and lower-than-expected inflation helped push stocks into positive territory by the end of the six-month period.

The broader market, as measured by the S&P 500 Index, returned 5.76% over this time frame. Growth stocks outperformed value stocks across all market capitalizations, with the strongest performance coming from mid-cap growth stocks. Materials, energy and financial stocks were also top-performers during the reporting period. International equities continued to outpace domestic stocks, as they have done for each of the past four years, with the MSCI EAFE Index up 14.99% during the six months.

The headwinds faced by the financial markets over the past six months are yet another reminder that investors would do well to focus on the long term. Markets can be volatile, and stock performance can vary widely from year to year. Investors who maintain a long-term perspective are more likely to withstand short-term market pressures and to reap the potential benefits of an allocation to the equity markets.

Inside this report, you will find detailed information about your Fund’s performance over the reporting period. If you have any questions concerning this report, please contact your financial advisor. You can also call us at 1-800-426-0107 or visit our Web site at www.allianzinvestors.com.

Thank you for your continued support of the Allianz Funds. We look forward to serving you in the months and years ahead.

E. Blake Moore, Jr. President January 31, 2006

Allianz Funds Semi-Annual Report  |12.31.05   3

Important Information About the Funds

The inception date on each Fund Summary performance page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (A, B or C) is one of the Fund’s oldest share classes. The oldest share class for the following Funds is the Institutional share class, and the A, B and C shares were first offered in (month/year): NACM Pacific Rim (7/02), RCM Global Small-Cap (2/02), RCM Global Technology (2/02), and RCM International Growth Equity (2/02). The oldest share class for RCM Biotechnology and RCM Global Healthcare is the D share class, and the A, B and C shares were first offered in 2/02. For NACM International the oldest share class is the Institutional share class and A and C shares were first offered in 10/04. For NFJ International Value the oldest share class is the Institutional share class and A and C shares were first offered in 3/05. Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different operating expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class A shares are subject to an initial sales charge. Class B shares are subject to a contingent deferred sales charge [CDSC] which declines from 5% in the first year to 0% at the beginning of the seventh year. Class C shares are subject to a 1% CDSC, which may apply in the first year.

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

The Lipper Averages are calculated by Lipper, Inc. They are based on the total return performance, with distributions reinvested and operating expenses deducted, of funds included by Lipper in the stated category. Lipper does not take into account sales charges.

The Change in Value chart assumes the initial investment was made on the first day of the Fund’s initial fiscal year. The chart reflects any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes.

Allianz Global Investors has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that Allianz Global Investors will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that Allianz Global Investors may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-888-877-4626 and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

The Trust files complete schedules of each Fund’s portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s Web site at http://www.sec.gov. A copy of the Funds’ Form N-Q, when available, will be available without charge, upon request, by calling the Fund at 1-888-877-4626. In addition, the Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4   Allianz Funds Semi-Annual Report  |12.31.05

Important Information About the Funds (cont.)

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund Summary page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated, which for most funds is from 07/01/05 to 12/31/05.

Actual Expenses
The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as increases in expenses not covered by the advisory and administrative fees [such as expenses of the trustees and their counsel or litigation expenses] and/or because of reductions in the administrative fee resulting from the size of the fund.

Certain information on the Fund Profile page(s) including Total Return, Change in Value charts, Hypothetical Expenses and Top Sectors is unaudited.

Allianz Global Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902, www.allianzinvestors.com, 1-888-877-4626.

Allianz Funds Semi-Annual Report  |  12.31.05   5

A G L O B A L S T O C K F U N D	Ticker Symbols: A Share: NGBAX B Share: NGBBX C Share: NGBCX

NACM Global Fund

■

NACM Global Fund seeks long-term capital appreciation by investing primarily in the stocks of companies that, in the opinion of the portfolio managers, are leaders in their respective industries or emerging new players with an established history of earnings, easy access to credit, experienced management teams and sustainable competitive advantages.

■	The Fund’s Class A Shares rose 12.66% for the six months ended December 31, 2005. The Fund’s benchmark, the MSCI All Country World Index, returned 11.43% during the same time.

■

Global stock markets generated solid gains in the latter half of 2005, despite record energy prices and a devastating North American hurricane season. Emerging market stocks (MSCI Emerging Markets Index) were among the strongest performers for the period, returning 26.62%. International developed equities (MSCI EAFE Index) closed the period up 14.99%, and U.S. stock prices (S&P 500 Index) advanced a more modest 5.76%.

■

Within the Fund, stock selection was strongest from a country standpoint in Japan and Spain, and from a sector standpoint in financials and information technology. Top-performing positions included the Hong Kong-based handset maker Foxconn International and the Japanese multi-format specialty retailer, Point Inc. Foxconn benefited from increased outsourcing by Motorola and Nokia, which together account for about 90% of Foxconn’s sales. Point Inc. exceeded expectations on accelerating same store sales.

■

While prices appreciated for a majority of the stocks held during the second half, there were some areas of relative weakness. From a country and sector perspective, positions in the U.S. and in the consumer staples sector detracted from performance. One example, the American specialty apparel firm Quiksilver, underperformed because of challenges in the U.S. market and concerns over the company’s acquisition of Rossignol Group.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (07/19/02)

NACM Global Class A	12.66%	14.59%	—	—	21.33%

NACM Global Class A (adjusted)	6.46%	8.29%	—	—	19.36%

NACM Global Class B	12.28%	13.79%	—	—	20.46%

NACM Global Class B (adjusted)	7.28%	8.79%	—	—	19.90%

NACM Global Class C (adjusted)	10.14%	11.70%	—	—	20.09%

MSCI All Country World Index	11.43%	11.37%	—	—	16.19%

Lipper Global Multi-Cap Growth Fund Average	11.94%	11.59%	—	—	16.48%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information.

Annual Fund Operating Expense Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)

	Class A	Class B	Class C	Class A	Class B	Class C

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,126.60	$1,122.80	$1,122.50	$1,017.80	$1,014.06	$1,014.06

Expenses Paid During Period	$7.88	$11.82	$11.82	$7.48	$11.22	$11.22

For each class of the Fund, expenses are equal to the expense ratio for the class (1.51% for Class A, 2.25% for Class B, 2.25% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Country Allocation as of 12/31/05

United States	42.7%

Japan	17.5%

Switzerland	7.7%

France	4.7%

China	4.2%

Italy	3.0%

South Korea	2.3%

Germany	2.3%

Netherlands	2.2%

Other	13.4%*

6   Allianz Funds Semi-Annual Report  |  12.31.05

A N I N T E R N A T I O N A L S T O C K F U N D	Ticker Symbols: A Share: PNIAX C Share: PNICX

NACM International Fund

■	NACM International Fund seeks maximum long-term capital appreciation by investing primarily in companies located in the developed countries represented in the Fund’s benchmark, the MSCI EAFE Index.

■	The Fund’s Class A Shares rose 22.04% for the six months ended December 31, 2005. This result outperformed the MSCI EAFE Index, which gained 14.99% over the same period.

■

In the final six months of 2005, stocks in developed non-U.S. markets registered strong advances. At the region level, equities in the Pacific region (MSCI Pacific Index) appreciated fastest, gaining 26.65%. European stocks (MSCI Europe) also saw solid performance, rising 9.92% for the period. At the country level, Japan (MSCI Japan) outperformed all other developed countries, increasing 42.05%.

■

Stock selection and overweighting in Japan and in materials, information technology and industrials contributed to the Fund’s outperformance during the second half of 2005. Japanese equities were by far the strongest performers among developed countries, as the world’s second-largest economy displayed signs of accelerating, domestic-led economic growth. Top contributors to Fund performance were Sumitomo Metal Industries and Ibiden Co. Sumitomo shares gained over 125% in the six months through December 31, 2005, after the company raised guidance based on improved pricing and increased demand for steel piping.

■

Despite the Fund’s strong returns versus the benchmark, there were scattered patches of relative weakness. Stock selection in Hong Kong and in the financials, telecommunications, and consumer staples sectors trailed the Index.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception*† (05/07/01)

NACM International Class A	22.04%	21.96%	—	—	12.84%

NACM International Class A (adjusted)	15.33%	15.26%	—	—	11.48%

NACM International Class C (adjusted)	20.60%	20.07%	—	—	12.01%

MSCI EAFE Index	14.99%	14.01%	—	—	7.10%

Lipper International Multi-Cap Core Fund Average	15.73%	14.87%	—	—	6.70%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information. †The Fund began operations on 05/07/01. Index comparisons began on 04/30/01.

Annual Fund Operating Expenses Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance		Hypothetical Performance (5% return before expenses)

	Class A	Class C	Class A	Class C

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,220.40	$1,216.00	$1,017.90	$1,014.17

Expenses Paid During Period	$8.12	$12.23	$7.37	$11.12

For each class of the Fund, expenses are equal to the expense ratio for the class (1.51% for Class A, 2.25% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Country Allocation as of 12/31/05

Japan	29.6%

United Kingdom	20.3%

United States	13.2%

France	9.1%

Sweden	5.4%

Italy	4.7%

Spain	4.1%

Switzerland	3.9%

Belgium	3.4%

Other	6.3%

Allianz Funds Semi-Annual Report  |  12.31.05   7

A R E G I O N A L S T O C K F U N D	Ticker Symbols: A Share: PPRAX B Share: PPRBX C Share: PPRCX

NACM Pacific Rim Fund

■

NACM Pacific Rim Fund seeks long-term growth of capital by investing primarily in the equity securities of companies that are tied economically to countries within the Pacific Rim. The Fund invests in both developed and emerging market countries.

■	The Fund’s Class A Shares advanced 39.22% for the six months ended December 31, 2005. This result outperformed the Fund’s benchmark, the MSCI Pacific Index, which returned 26.65% over the same period.

■

Pacific Rim stocks rallied during the second half of 2005 with the MSCI Pacific Index gaining 26.65%. Japan (MSCI Japan) returned 42.05% for the period, more than double any peer country in the region. New Zealand (MSCI New Zealand) trailed other markets, rising a modest 4.5%.

■

The Fund saw significant gains for the six-month period ended December 31, 2005. Outperformance relative to the benchmark can be attributed in large part to strong stock selection, particularly in Japan and within the financials and materials sectors. Japanese equities, which accounted for over three-quarters of the holdings within the Fund and its benchmark at year-end, surged during the period. The world’s second-largest economy has seen an upswing in wages and employment segue into rising business confidence and accelerating exports and industrial production.

■

Although investment returns were generally strong, there were pockets of relative weakness within the Fund during the period. Specifically, holdings in emerging markets stocks lagged as record energy prices increased inflation concerns and forced several governments in developing Asia to raise interest rates. This situation hindered the Fund’s relative performance as the Fund holds some exposure to emerging market stocks but the benchmark does not.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 Month	1 year	5 year*	10 year*	Inception* (12/31/97)

NACM Pacific Rim Class A	39.22%	37.83%	12.55%	—	14.57%

NACM Pacific Rim Class A (adjusted)	31.56%	30.25%	11.28%	—	13.77%

NACM Pacific Rim Class B	38.63%	36.81%	11.80%	—	13.78%

NACM Pacific Rim Class B (adjusted)	33.63%	31.81%	11.55%	—	13.78%

NACM Pacific Rim Class C (adjusted)	36.25%	34.44%	11.47%	—	13.57%

MSCI Pacific Index	26.65%	23.03%	6.77%	—	6.65%

Lipper Pacific Region Fund Average	26.94%	27.43%	9.70%	—	8.28%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information.

Annual Fund Operating Expense Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)

	Class A	Class B	Class C	Class A	Class B	Class C

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,392.20	$1,386.30	$1,386.20	$1,016.33	$1,012.60	$1,012.60

Expenses Paid During Period	$10.61	$15.04	$15.04	$8.94	$12.68	$12.68

For each class of the Fund, expenses are equal to the expense ratio for the class (1.94% for Class A, 2.68% for Class B, 2.68% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Country Allocation as of 12/31/05

Japan	73.7%

United States	19.6%

Australia	9.2%

South Korea	2.8%

Singapore	1.5%

Cayman Islands	1.5%

Hong Kong	1.4%

China	1.4%

Bermuda	1.2%

Other	-12.3%

8   Allianz Funds Semi-Annual Report  |  12.31.05

A N I N T E R N A T I O N A L S T O C K F U N D	Ticker Symbols: A Share: AFJAX C Share: AFJCX

NFJ International Value Fund

■

NFJ International Value Fund seeks long-term growth of capital and income by normally investing at least 65% of its assets in the common stocks of non-U.S. companies with market capitalizations of more than $1 billion at the time of investment and below average P/E ratios relative to the market and their respective industry groups. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.

■

The Fund’s Class A Shares returned 15.67% for the six months ended December 31, 2005. This performance underperformed the 16.74% return of the Fund’s benchmark, the MSCI All Country World Free Ex US Index.

■

Despite lingering challenges, the global economy continued to advance throughout much of 2005. Non-U.S. stocks delivered strong returns in this environment, gaining 16.74% over the six months ended December 31, 2005. This return surpassed U.S. stocks, which gained 5.76% (as measured by the S&P 500 Index).

■

The Fund delivered strong absolute and relative performance over the reporting period, due to stock selection and sector allocation. Stock selection was particularly strong in the telecommunications sector. The Fund only held three names in this area, with two of them among the top performing stocks for the period (China Mobile and Telefonos de Mexico S.A.).

■

Relative performance was also helped by stock selection in the top-performing energy sector. For example, Fund holdings Petroleo Brasileiro S/A and Canadian Natural Resources were both up more than 35% over the six-month period.

■	There were areas of limited weakness for the Fund, including underweight exposure to Japan and disappointing stock selection in the financial sector and consumer discretionary.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (01/31/03)

NFJ International Value Class A	15.67%	18.79%	—	—	34.36%

NFJ International Value Class A (adjusted)	9.31%	12.26%	—	—	31.77%

NFJ International Value Class C (adjusted)	14.19%	16.97%	—	—	33.39%

MSCI All Country World Free Ex US Index	16.74%	17.11%	—	—	28.62%

Lipper International Multi-Cap Value Fund Average	14.82%	13.97%	—	—	27.05%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares and 1% CDSC on C shares. See page 4 for more information.

Annual Fund Operating Expenses Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance		Hypothetical Performance (5% return before expenses)

	Class A	Class C	Class A	Class C

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,156.70	$1,151.90	$1,008.57	$1,006.80

Expenses Paid During Period	$3.76	$5.65	$3.50	$5.27

For each class of the Fund, expenses are equal to the expense ratio for the class (1.34% for Class A and 2.03% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Country Allocation as of 12/31/05

Brazil	12.4%

Canada	11.3%

United Kingdom	11.1%

South Korea	10.3%

China	9.3%

Netherlands	8.5%

Mexico	6.5%

Bermuda	3.8%

Australia	2.8%

Other	24.0%

Allianz Funds Semi-Annual Report  |  12.31.05   9

A S E C T O R - R E L A T E D S T O C K F U N D	Ticker Symbols: A Share: RABTX B Share: RBBTX C Share: RCBTX

RCM Biotechnology Fund

■	RCM Biotechnology Fund seeks long-term capital appreciation by investing at least 80% of its assets in common stocks of companies in the biotechnology industry.

■

The Fund’s Class A Shares returned 4.19% for the six months ended December 31, 2005. This performance trailed both the 5.76% return of the S&P 500 Index and the 14.47% return of the NASDAQ Biotechnology Index.

■

The U.S. stock market recovered from its slow start in 2005. A strong third quarter and a moderate fourth quarter pushed the S&P 500 Index up over 5% for the six months ended December 31, 2005. Biotechnology significantly outperformed the broader market for the reporting period.

■	Much of gains in biotechnology were driven by larger-cap companies. In general, the Fund tends to hold less large-cap exposure than the Index, hurting relative performance for the reporting period.

■

Stock selection in the biotechnology industry was also a drag on relative performance. The Fund held several names that were in the midst of clinical trails for new drugs. Investors reacted harshly to any negative news regarding trials, driving down stock prices. Two examples in this area that hurt performance were Nabi Biopharmaceuticals and Rigel Pharmaceuticals. The Fund was also hurt by an underweight in Amgen Inc.

■

Relative performance was helped by select names, including Abgenix Inc. and Celgene Corp. Abgenix stock was up on news of a successful drug trial and a buyout by Amgen. Celgene stock rose prior to the approval of a new drug for hematological malignancies.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (12/30/97)

RCM Biotechnology Class A	4.19%	-3.83%	-6.79%	—	15.54%

RCM Biotechnology Class A (adjusted)	-1.54%	-9.12%	-7.84%	—	14.73%

RCM Biotechnology Class B	3.79%	-4.53%	-7.50%	—	14.67%

RCM Biotechnology Class B (adjusted)	-1.21%	-9.30%	-7.87%	—	14.67%

RCM Biotechnology Class C (adjusted)	2.79%	-5.52%	-7.50%	—	14.67%

S&P 500 Index	5.76%	4.90%	0.54%	—	4.79%

NASDAQ Biotechnology Index	14.47%	2.82%	-6.14%	—	12.72%

AMEX Biotechnology Index	20.64%	25.12%	1.43%	—	19.62%

80% NASDAQ Biotech Index/20% MSCI World Pharm & Biotech Index	12.46%	3.79%	-4.44%	—	12.60%

Lipper Health/Biotechnology Fund Average	8.98%	9.33%	0.14%	—	9.83%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information. The Fund’s portfolio manager considers the NASDAQ Biotechnology Index, the AMEX Biotechnology Index and the 80% NASDAQ Biotech/20% MSCI World Pharm & Biotech Index to be the Fund’s performance benchmarks. Comparisons to the S&P 500 Index are provided in order to compare the Fund’s performance to the performance of a broad-based securities market index.

Annual Fund Operating Expenses Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)

	Class A	Class B	Class C	Class A	Class B	Class C

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,051.90	$1,048.50	$1,048.50	$1,017.34	$1,013.56	$1,013.56

Expenses Paid During Period	$8.07	$11.93	$11.93	$7.93	$11.72	$11.72

For each class of the Fund, expenses are equal to the expense ratio for the class (1.57% for Class A, 2.31% for Class B, 2.31% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Healthcare	97.4%

Short-Term Investments	37.6%

Other	-35.0%

10   Allianz Funds Semi-Annual Report  |  12.31.05

A S E C T O R - R E L A T E D S T O C K F U N D	Ticker Symbols: A Share: RAGHX B Share: RBGHX C Share: RCGHX

RCM Global Healthcare Fund

■	RCM Global Healthcare Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in common stocks of companies in the healthcare industry.

■

The Fund’s Class A Shares returns 5.19% for the six months ended December 31, 2005. This performance trailed the 10.47% return of the MSCI World Index but closely tracked the 5.55% return of the MSCI World Healthcare Index.

■

The broad global stock market continued to post solid gains over the reporting period, with global stocks soundly outperforming U.S. stocks (as measured by the 5.76% gain of the S&P 500 Index). Global healthcare trailed the broader market over the six months. The sector saw higher than usual mergers and acquisition activity, especially in the fourth quarter.

■

The Fund’s exposure to biotechnology was neutral overall, but select names had a direct positive impact on performance. For example, the Fund benefited from its investment in Abgenix Inc., a leading platform in the development and manufacturing of antibodies. Abgenix stock rose following successful drug trials and an announced acquisition by Amgen.

■

The Fund also benefited from an overweight position in the healthcare provider & services industry, as well as underweights to the pharmaceutical industry – including specific underexposure to Pfizer and Johnson & Johnson.

■

Gains in Abgenix were somewhat more than off-set by an overweight and poor stock selection in the biotechnology industry. The Fund’s position in Nabi Biopharmaceuticals was a drag on relative performance when during the period the company announced negative data on its lead compound. Rigel Pharmaceuticals Inc. likewise reported disappointing results on its new allergy drug.

■

Another name that delivered disappointing results during the period was healthcare products maker Abbott Laboratories. Abbott sold off after announcing its heart treatment failed to significantly lower patient mortality compared to another heart failure drug.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (12/31/96)

RCM Global Healthcare Class A	5.19%	1.87%	-1.33%	—	14.54%

RCM Global Healthcare Class A (adjusted)	-0.60%	-3.73%	-2.44%	—	13.82%

RCM Global Healthcare Class B	4.85%	1.12%	-2.08%	—	13.78%

RCM Global Healthcare Class B (adjusted)	-0.15%	-3.88%	-2.46%	—	13.78%

RCM Global Healthcare Class C (adjusted)	2.81%	-0.88%	-2.08%	—	13.69%

MSCI World Index	10.47%	10.03%	2.64%	—	6.77%

MSCI World Healthcare Index	5.55%	9.44%	0.02%	—	8.88%

Lipper Health/Biotechnology Fund Average	8.98%	9.33%	0.14%	—	10.68%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information. The Fund’s portfolio manager considers the MSCI World Healthcare Index to be the Fund’s performance benchmark. Comparisons to the MSCI World Index are provided in order to compare the Fund’s performance to the performance of a broad-based securities market index.

Annual Fund Operating Expenses Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

				Hypothetical Performance
	Actual Performance			(5% return before expenses)

	Class A	Class B	Class C	Class A	Class B	Class C

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,051.90	$1,048.50	$1,048.50	$1,017.34	$1,013.56	$1,013.56

Expenses Paid During Period	$8.07	$11.93	$11.93	$7.93	$11.72	$11.72

For each class of the Fund, expenses are equal to the expense ratio for the class (1.57% for Class A, 2.31% for Class B, 2.31% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Healthcare	96.8%

Short-Term Investments	12.1%

Technology	1.0%

Financial & Business Services	0.7%

Options Purchased	0.1%

Other	-10.7%

Allianz Funds Semi-Annual Report  |  12.31.05   11

A G L O B A L S T O C K F U N D	Ticker Symbols: A Share: RGSAX B Share: RGSBX C Share: RGSCX

RCM Global Small-Cap Fund

■

RCM Global Small-Cap Fund seeks long-term capital appreciation by normally investing at least 80% of its net assets in companies with market capitalizations comparable to those companies included in the MSCI World Small-Cap Index. The Fund will ordinarily invest in companies organized or headquartered in at least three different countries.

■	The Fund’s Class A Shares returned 16.06% for the six months ended December 31, 2005. This performance surpassed the 14.18% return of the Fund’s benchmark, the MSCI World Small-Cap Index.

■

Non-U.S. markets continued to perform well in the second half of 2005. International stocks outperformed the U.S. market over the six-month period, with the MSCI EAFE Index up 14.99% and the S&P 500 Index up 5.76%. Overall, global small-cap stocks maintained their dominance over large cap issues.

■

The Fund’s relative performance was helped over the reporting period by strong stock selection in the materials industry. One example was the Fund’s position in Sumitomo Titanium, which performed well due to increased global demand for titanium.

■

Stock selection in the transportation industry also supported relative performance. In particular the Fund saw a strong contribution from its investment in GOL Linhas Aereas Inteligentes S.A., a low-cost, low-fare airline in Brazil.

■

Relative performance was hindered by poor stock selection in the consumer discretionary sector. Comstock Homebuilding Companies Inc. and Maidenform Brands Inc. are two names that delivered disappointing results.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception*
					(12/31/96)

RCM Global Small-Cap Class A	16.06%	18.59%	6.87%	—	15.39%

RCM Global Small-Cap Class A (adjusted)	9.67%	12.07%	5.67%	—	14.67%

RCM Global Small-Cap Class B	15.69%	17.72%	6.15%	—	14.68%

RCM Global Small-Cap Class B (adjusted)	10.69%	12.72%	5.84%	—	14.68%

RCM Global Small-Cap Class C (adjusted)	14.65%	16.68%	6.14%	—	14.57%

MSCI World Small-Cap Index	14.18%	16.10%	14.37%	—	9.31%

Lipper Global Small/Mid-Cap Growth Fund Average	14.01%	17.02%	5.30%	—	9.94%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information.

Annual Fund Operating Expenses Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

				Hypothetical Performance
	Actual Performance			(5% return before expenses)

	Class A	Class B	Class C	Class A	Class B	Class C

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,160.60	$1,156.90	$1,156.50	$1,016.33	$1,012.55	$1,012.55

Expenses Paid During Period	$9.58	$13.65	$13.64	$8.94	$12.73	$12.73

For each class of the Fund, expenses are equal to the expense ratio for the class (1.81% for Class A, 2.55% for Class B, 2.56% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Country Allocation as of 12/31/05

United States	39.0%

Japan	18.5%

United Kingdom	5.2%

Germany	4.3%

Switzerland	3.6%

Netherlands	3.1%

France	2.6%

Austria	2.5%

Other	2.7%

12   Allianz Funds Semi-Annual Report  |  12.31.05

A S E C T O R - R E L A T E D S T O C K F U N D	Ticker Symbols: A Share: RAGTX B Share: RBGTX C Share: RCGTX

RCM Global Technology Fund

■

RCM Global Technology Fund seeks long-term capital appreciation by investing at least 80% of its assets in technology companies. The Fund will ordinarily invest in companies organized or headquartered in at least three different countries.

■

The Fund’s Class A Shares returned 15.95% for the six months ended December 31, 2005. This performance surpassed both the NASDAQ Composite Index and the Goldman Sachs Technology Index, up 7.22% and 9.83% respectively.

■

Despite some clear challenges in the global economy, the stock market picked up in the second half of 2005. Strong third quarter performance and modest gains in the fourth quarter allowed the market as a whole (as measured by the S&P 500 Index) to finish the reporting period up 5.76%. The environment was generally favorable for technology companies, particularly those with key competitive strengths driving their earnings. Overall, technology outperformed the broader market for the period.

■

The Fund’s strong relative performance can be traced to favorable stock selection. Most of the Fund’s largest positions performed well, including Apple Computer Inc., SanDisk Corp., Marvell Technology Group Ltd. and Google.

■

The Fund also saw solid contributions from its investment in Red Hat Inc., the leading provider of Linux and open source technology. We increased the stock’s weighting in the Fund in the third quarter of 2005, as part of a larger strategy to increase exposure to companies with strong fundamentals.

■

While the Fund delivered solid absolute and relative returns over the reporting period there were areas of some weakness. Underweight exposure to semiconductors and stock selection in the internet software and services area detracted from relative performance.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception*
					(12/27/95)

RCM Global Technology Class A	15.95%	8.43%	-5.11%	16.70%	16.72%

RCM Global Technology Class A (adjusted)	9.57%	2.47%	-6.18%	16.04%	16.07%

RCM Global Technology Class B	15.48%	7.63%	-5.84%	16.09%	16.11%

RCM Global Technology Class B (adjusted)	10.48%	2.63%	-6.22%	16.09%	16.11%

RCM Global Technology Class C (adjusted)	14.49%	6.66%	-5.85%	15.82%	15.84%

NASDAQ Composite Index	7.22%	1.38%	-2.24%	7.69%	7.68%

Goldman Sachs Technology Index	9.83%	1.52%	-7.4%	8.49%	8.49%

Lipper Science & Technology Fund Average	11.97%	5.11%	-8.81%	7.19%	7.19%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information. The Fund’s portfolio manager considers the Goldman Sachs Technology Index to be the Fund’s performance benchmark. Comparisons to the NASDAQ Composite Index are provided in order to compare the Fund’s performance to the performance of a broad-based securities market index.

Annual Fund Operating Expenses Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

				Hypothetical Performance
	Actual Performance			(5% return before expenses)

	Class A	Class B	Class C	Class A	Class B	Class C

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,159.50	$1,154.80	$1,154.90	$1,016.99	$1,013.21	$1,013.21

Expenses Paid During Period	$8.87	$12.93	$12.93	$8.29	$12.08	$12.08

For each class of the Fund, expenses are equal to the expense ratio for the class (1.66% for Class A, 2.37% for Class B, 2.38% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Technology	75.7%

Short-Term Investments	21.6%

Energy	10.4%

Healthcare	2.4%

Options Purchased	1.7%

Capital Goods	1.5%

Communications	1.3%

Financial & Business Services	1.3%

Consumer Services	0.7%

Other	-16.6%

Allianz Funds Semi-Annual Report  |  12.31.05   13

A N I N T E R N A T I O N A L S T O C K F U N D	Ticker Symbols: A Share: RAIGX B Share: RBIGX C Share: RCIGX

RCM International Growth Equity Fund

■	RCM International Growth Equity Fund seeks long-term capital appreciation by normally investing at least 80% of its net assets in equity securities of non-U.S. companies.

■

The Fund’s Class A Shares returned 18.05% for the six months ended December 31, 2005. This return surpassed the Fund’s benchmarks, the MSCI EAFE Index and the MSCI EAFE Growth Index, which respectively returned 14.99% and 15.33% for the same period.

■

Non-U.S. markets continued to perform well in the second half of 2005. International stocks outperformed the U.S. market over the six-month period, with the MSCI EAFE Index up 14.99% and the S&P 500 Index up 5.76%.

■

Relative performance was helped over the reporting period by overweight exposure and strong stock selection in the financial sector. In particular, the Fund benefited from bank holdings, including Resona Holdings Inc. and Mizuho Financial Group. Both of these names benefited from investors’ expectations that Japanese rates would rise, widening spreads.

■	The Fund’s overweight and stock selection in real estate also contributed to performance. One example was Mitsui Fudosan, which rose as the Japanese real estate market in general strengthened.

■

Stock selection in consumer staples was a drag on the Fund’s relative performance. In particular, Cadbury Schweppes delivered disappointing results after lowering earnings expectations due to high oil prices and disruptions related to the hurricanes in the U.S.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception*
					(05/22/95)

RCM International Growth Equity Class A	18.05%	13.27%	-2.23%	5.11%	6.11%

RCM International Growth Equity Class A (adjusted)	11.55%	7.04%	-3.33%	4.51%	5.54%

RCM International Growth Equity Class B	17.56%	12.29%	-2.99%	4.56%	5.58%

RCM International Growth Equity Class B (adjusted)	12.56%	7.29%	-3.36%	4.56%	5.58%

RCM International Growth Equity Class C (adjusted)	16.59%	11.32%	-2.98%	4.32%	5.30%

MSCI EAFE Index	14.99%	14.01%	4.94%	6.18%	6.48%

MSCI EAFE Growth Index	15.33%	13.63%	2.23%	3.59%	3.73%

Lipper International Large-Cap Growth Fund Average	16.65%	14.01%	0.30%	4.39%	5.03%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information. The Fund’s portfolio manager considers the MSCI EAFE Growth Index to be the Fund’s performance benchmark. Comparisons to the MSCI EAFE Index are provided in order to compare the Fund’s performance to the performance of a broad-based securities market index.

Annual Fund Operating Expenses Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

				Hypothetical Performance
	Actual Performance			(5% return before expenses)

	Class A	Class B	Class C	Class A	Class B	Class C

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,180.50	$1,175.60	$1,175.90	$1,018.30	$1,014.52	$1,014.52

Expenses Paid During Period	$7.53	$11.63	$11.63	$6.97	$10.76	$10.76

For each class of the Fund, expenses are equal to the expense ratio for the class (1.58% for Class A, 2.33% for Class B, 2.33% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Country Allocation as of 12/31/05

Japan	24.4%

United Kingdom	17.1%

Switzerland	10.9%

Germany	10.0%

France	8.9%

Australia	6.1%

Netherlands	5.6%

Short-Term Investments	4.6%

United States	4.6%

Other	7.8%

14   Allianz Funds Semi-Annual Report  |  12.31.05

Schedule of Investments
NACM Global Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—95.9%
Bermuda—2.1%
Jardine Matheson Holdings Ltd.	13,200	$227
Nabors Industries Ltd. (a)	3,200	242

		469
Cayman Islands—1.8%
ACE Ltd.	3,800	203
Hutchison Telecommunications
International Ltd.	144,000	208

		411

China—4.2%
Bio-Treat Technology Ltd.	260,000	175
Cheung Kong Ltd.	26,000	266
Foxconn International Holdings Ltd. (a)	219,000	352
Hopewell Holdings Ltd.	64,000	161
		954

France—4.7%
Generale de Sante	3,600	124
Pinault-Printemps-Redoute S.A.	1,834	207
Publicis Groupe S.A.	6,577	229
Sanofi-Aventis	3,124	273
Veolia Environnement	5,142	233

		1,066

Germany—2.3%
BASF AG	2,116	162
Commerzbank AG	6,521	200
Hypo Real Estate Holding AG	2,921	151

		513

Hong Kong—2.0%
AAC Acoustic Technology Holdings Inc. (a)	410,000	251
New World Development	138,000	189

		440

Indonesia—0.0%
PT Indosat Tbk.	7,500	4

Ireland—1.3%
CRH PLC	10,132	298

Israel—0.6%
Israel Chemicals Ltd.	36,929	145

Italy—3.0%
Luxottica Group SpA	10,853	276
Sanpaolo IMI SpA	10,747	168
UniCredito Italiano SpA	34,873	239

		683

Japan—17.5%
Aoyama Trading Co., Ltd.	1,000	34
Gigas K’s Denki Corp.	7,600	258
Hakuhodo DY Holdings, Inc.	2,700	190
Hokuhoku Financial Group, Inc.	59,000	275
Japan Tobacco, Inc.	16	234
JSR Corp.	9,800	258
Mitsubishi Tokyo Financial Group, Inc.	26	354
NGK Spark Plug Co., Ltd.	9,000	195
Nippon Electric Glass Co., Ltd.	8,000	175
Nisshinbo Industries, Inc.	12,000	130
Nitori Co., Ltd.	2,300	214
Nomura Holdings, Inc.	12,700	244
Point, Inc.	2,500	209
Rakuten, Inc. (a)	169	163
Shimizu Corp.	19,000	139
Sumco Corp. (a)	3,600	189
Teijin Ltd.	36,000	229

	Shares	Value (000s)

Tokyo Electron Ltd.	4,800	$302
Tokyo Star Bank Ltd. (a)	48	159

		3,951

Malaysia—0.9%
Commerce Asset-Holding Bhd.	140,800	212

Netherlands—2.2%
ASML Holding NV (a)	13,852	278
Royal Numico NV (a)	4,987	207

		485

Singapore—0.8%
ASE Test Ltd. (a)	23,300	183

South Korea—2.3%
Kookmin Bank ADR (a)	3,200	239
Samsung Electronics Co., Ltd.	438	282

		521

Sweden—1.0%
Atlas Copco AB, Class A	10,200	227

Switzerland—7.7%
EFG International (a)	5,904	157
Nestle S.A.	762	228
Roche Holdings AG	2,046	307
STMicroelectronics NV	10,685	192
Straumann Holding AG	591	137
UBS AG	5,583	531
Ypsomed Holding AG (a)	1,125	174

		1,726

Thailand—0.7%
Krung Thai Bank	572,700	152

United Kingdom—2.0%
ARM Holdings PLC	132,350	275
Bodycote International	44,105	168

		443

United States—38.8%
Affiliated Managers Group, Inc. (a)	2,200	177
American Healthways, Inc. (a)	3,800	172
American International Group, Inc.	5,300	362
Ansys, Inc. (a)	4,800	205
Boeing Co.	4,700	330
Central Garden and Pet Co. (a)	4,900	225
ConocoPhillips	4,800	279
Federated Department Stores, Inc.	3,400	226
First Cash Financial Services, Inc. (a)	4,800	140
Freescale Semi-conductor,Inc., Class B (a)	11,828	298
International Business Machines Corp.	4,300	353
ITT Industries, Inc.	2,000	206
JP Morgan Chase & Co.	7,000	278
JLG Industries, Inc.	4,100	187
Lafarge North America, Inc.	3,000	165
Marathon Oil Corp.	3,800	232
Microsoft Corp.	17,700	463
Morgan Stanley	5,600	318
Mylan Laboratories, Inc.	9,300	186
Nasdaq Stock Market, Inc. (a)	3,500	123
Nordstrom, Inc.	6,000	224
Occidental Petroleum Corp.	2,900	232
PepsiCo, Inc.	3,800	224
Pike Electric Corp. (a)	7,900	128
Praxair, Inc.	4,900	259
QUALCOMM, Inc.	7,500	323
Quiksilver, Inc. (a)	19,000	263
RTI International Metals, Inc. (a)	4,700	178
Syneron Medical Ltd. (a)	4,000	127

	Shares	Value (000s)

Tiffany & Co.	4,000	$153
Transocean, Inc. (a)	4,100	286
United Technologies Corp.	6,300	352
Wal-Mart Stores, Inc.	6,900	323
Williams Cos., Inc.	8,797	204
XTO Energy, Inc.	5,400	237
Yahoo!, Inc. (a)	7,600	298

		8,736

Total Common Stock (cost—$19,393)		21,619

WARRANT (a)—1.2%
	Units

Bahamas—1.2%
Credit Suisse First Boston,
Expires 9/15/06
(cost—$225)	652,000	277

	Principal Amount (000s)

Repurchase Agreement—4.0%
State Street Bank & Trust Co.,
dated 12/30/05, 3.90%,due 1/3/06, proceeds $896;	$896	896

collateralized by Federal Home Loan Bank, 4.375%, 9/17/10, valued at $915 including accrued interest (cost—$896)

Total Investments
(cost—$20,514)—101.1%		22,792

Liabilities in excess of other assets—(1.1)%		(247)

Net Assets—100.0%		$22,545

Notes to Schedule of Investments:

(a) Non-income producing.

Glossary:

ADR — American Depositary Receipt

See accompanying notes  |  12.31.05  |  Allianz Funds Semi-Annual Report   15

Schedule of Investments
NACM International Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—95.8%
Australia—3.1%
BHP Billiton Ltd.	72,900	$1,214
Macquarie Bank Ltd.	15,800	785
Oxiana Ltd. (a)	904,200	1,148
Rio Tinto Ltd.	29,700	1,493
Seven Network Ltd.	45,700	278

		4,918

Austria—1.8%
Andritz AG	2,900	319
Boehler-Uddeholm AG	4,600	775
OMV AG	21,785	1,265
Voestalpine AG	6,000	603

		2,962

Belgium—3.4%
Compagnie Maritime Belge S.A.	7,822	258
Fortis Group, Unit	74,700	2,382
KBC Groep NV	29,600	2,756

		5,396

Cayman Islands—0.4%
Hutchison Telecommunications International Ltd.	404,000	583

China—0.2%
Hopewell Holdings	104,000	262

Denmark—0.2%
Sydbank A/S	12,500	300

Finland—0.9%
Rautaruukki Oyj	61,800	1,501

France—9.1%
BNP Paribas	24,700	1,995
Credit Agricole S.A.	21,500	676
France Telecom S.A.	9,700	241
Neopost S.A.	5,300	531
Peugeot S.A.	23,000	1,323
Renault S.A.	18,037	1,469
Sanofi-Aventis	20,800	1,821
Societe Generale	16,511	2,029
Total S.A.	3,392	855
Vallourec	5,400	2,966
Vivendi Universal S.A.	19,700	617

		14,523

Germany—1.9%
Continental AG	5,400	479
Deutsche Bank AG	6,400	619
Deutsche Telekom AG	9,700	161
RWE AG	5,800	428
Salzgitter AG	24,500	1,322

		3,009

Greece—0.7%
National Bank of Greece S.A.	25,000	1,062

Hong Kong—1.4%
China Resources Power Holdings Co.	554,000	312
Hang Lung Group Ltd.	119,000	253
Orient Overseas International Ltd.	93,300	316
Sino Land Co.	776,000	943
TPV Technology Ltd.	366,000	356

		2,180

Italy—4.7%
Banca Intesa SpA	24,100	128
Banche Popolari Unite S.c.r.l.	154,200	3,383
Capitalia SpA	389,400	2,254

	Shares	Value (000s)

ERG SpA	52,000	$1,252
Sanpaolo IMI SpA	26,600	416

		7,433

Japan—29.6%
Astellas Pharma, Inc.	28,000	1,094
Bridgestone Corp.	5,000	104
Brother Industries Ltd.	53,000	557
Canon, Inc.	43,900	2,577
Honda Motor Co., Ltd.	43,300	2,499
Horiba Ltd.	12,000	346
Ibiden Co. Ltd.	41,000	2,196
Iino Kaiun Kaisha Ltd.	51,000	429
Japan Tobacco, Inc.	239	3,494
JFE Holdings, Inc.	34,000	1,138
Keiyo Bank Ltd.	45,000	320
Komatsu Ltd.	98,000	1,620
Makita Corp.	57,000	1,399
Matsushita Electric Industrial Co., Ltd.	97,000	1,869
Mitsubishi Corp.	108,000	2,384
Mitsui & Co. Ltd.	164,000	2,107
Mitsui Trust Holdings, Inc.	25,000	301
NGK Spark Plug Co., Ltd.	71,000	1,540
Nippon Electric Glass Co., Ltd.	96,000	2,106
Nippon Steel Corp.	58,000	206
Nippon Yusen KK	207,000	1,418
Parco Co., Ltd.	30,000	344
Plenus Co., Ltd.	4,700	155
Star Micronics Co., Ltd.	20,000	326
Sumitomo Corp.	152,000	1,967
Sumitomo Metal Industries Ltd.	573,000	2,195
Takeda Pharmaceutical Co., Ltd.	6,132	332
Teijin Ltd.	172,000	1,094
Tokyo Electron Ltd.	39,300	2,469
Toshiba Corp.	369,000	2,205
Toyota Motor Corp.	56,225	2,937
Ulvac, Inc.	17,000	523
Yamaha Motor Co., Ltd.	108,000	2,823

		47,074

Luxembourg—0.0%
Arcelor S.A.	3,300	82

Netherlands—2.8%
Fortis	36,700	1,168
Fugro NV	23,900	768
ING Groep NV	18,400	638
Royal Dutch Shell PLC, Class B	47,400	1,519
USG People NV	7,300	310

		4,403

Norway—0.6%
Orkla ASA	25,400	1,053

Singapore—1.3%
Cosco Corp. Singapore Ltd.	301,000	390
Jardine Cycle & Carriage Ltd.	39,000	260
MCL Land Ltd.	28,080	29
SembCorp Marine Ltd.	555,000	920
Starhub Ltd.	381,000	470

		2,069

Spain—4.1%
ACS Actividades Construccionesy Servicios S.A.	61,600	1,980
Antena 3 de Television S.A.	63,600	1,517
Banco Bilbao Vizcaya Argentaria S.A.	81,000	1,446
Banco Santander Central Hispano S.A.	5,451	72
Gestevision Telecinco S.A.	31,500	797
Telefonica S.A.	50,728	763

		6,575

	Shares	Value (000s)

Sweden—5.4%
Atlas Copco AB, Class A	27,300	$608
NCC AB, Class B	20,400	367
Nordea Bank AB	78,000	810
Skandinaviska Enskilda Banken AB, Class B	63,200	1,301
SSAB Svenskt Stal AB, Ser. A	39,340	1,433
Telefonaktiebolaget LM Ericsson, Class B	93,200	321
Volvo AB, Class B	71,900	3,392
WM-data AB	132,000	422

		8,654

Switzerland—3.9%
Credit Suisse Group	34,500	1,757
Nestle S.A.	765	229
Novartis AG	27,900	1,463
UBS AG	20,643	1,962
Zurich Financial Services AG (a)	3,797	808

		6,219

United Kingdom—20.3%
3i Group PLC	135,400	1,972
AstraZeneca PLC	59,019	2,869
Aviva PLC	33,340	404
BAE Systems PLC	105,100	691
Barclays PLC	10,805	113
BHP Billiton PLC	162,000	2,651
BP PLC	289,901	3,104
British American Tobacco PLC	14,300	320
First Choice Holidays PLC	372,500	1,602
GlaxoSmithKline PLC	207,926	5,249
HBOS PLC	78,088	1,332
Imperial Tobacco Group PLC	15,900	474
Old Mutual PLC	453,100	1,284
Prudential PLC	52,800	500
Rio Tinto PLC	92,300	4,218
Rolls-Royce Group PLC, Class B	860,818	2
Rolls-Royce Group PLC (a)	36,173	266
Royal Bank of Scotland Group PLC	32,300	975
Taylor Woodrow PLC	338,200	2,219
Vodafone Group PLC	337,041	725
Wimpey George PLC	152,900	1,266

		32,236

Total Common Stock (cost—$135,824)		152,494

	Principal Amount (000s)

Repurchase Agreement—13.2%
State Street Bank & Trust Co., dated 12/30/05, 3.90%, due 1/3/06, proceeds $20,976;	$20,967	20,967
collateralized by Federal Home Loan Bank, 4.375%, 9/17/10, valued at $21,387 including accrued interest (cost—$20,967)

Total Investments
(cost—$156,791)—109.0%		173,461

Liabilities in excess of other assets—(9.0)%		(14,322)

Net Assets—100.0%		$159,139

Notes to Schedule of Investments:

(a) Non-income producing.

Glossary:

Unit — More than one class of securities traded together.

16   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Schedule of Investments
NACM Pacific Rim Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—94.0%
Australia—9.2%
AMP Bank Ltd.	234,509	$1,319
Babcock & Brown Infrastructure Group, Unit	523,611	620
BHP Billiton Ltd.	156,866	2,612
Commonwealth Bank of Australia	26,190	819
CSL Ltd.	46,229	1,432
Foster’s Group Ltd.	245,137	1,000
Macquarie Bank Ltd.	24,689	1,227
Rio Tinto Ltd. (b)	45,173	2,270
Westpac Capital Corp.	39,932	665
Woodside Petroleum Ltd.	49,622	1,419

		13,383

Bermuda—1.2%
Celestial Nutrifoods Ltd.	4,812,000	1,676

Cayman Islands—1.5%
Hengan International Group Co., Ltd.	742,000	841
Hutchison Telecommunications International Ltd.	895,000	1,292

		2,133

China—1.4%
Foxconn International
Holdings Ltd. (a)	936,000	1,504
Jiangsu Expressway Co., Ltd.	912,000	515

		2,019

Hong Kong—1.5%
China Shenhua Energy Co.,Ltd., Class H (a)	533,400	584
Hong Kong Exchange & Clearing Ltd.	168,000	697
Shangri-La Asia Ltd.	489,150	817

		2,098

India—0.5%
Satyam Computer Services Ltd. ADR	20,100	736

Japan—73.7%
Advantest Corp.	11,600	1,172
Amada Co., Ltd.	177,000	1,559
Astellas Pharma, Inc.	24,900	973
Chugai Pharmaceutical Co., Ltd.	47,000	1,011
Denso Corp.	46,000	1,593
E*Trade Securities Co., Ltd. (b)	150	1,158
Haseko Corp. (a)(b)	978,500	3,780
Hitachi Construction Machinery Co., Ltd.	79,700	1,863
Honeys Co., Ltd. (b)	13,500	1,100
Hoosiers Corp.	320	1,538
JAFCO Co., Ltd.	44,000	3,934
Japan Steel Works Ltd.	422,000	2,343
JGC Corp.	115,000	2,190
Kawasaki Heavy Industries Ltd. (b)	631,000	2,312
KK DaVinci Advisors (a)	341	2,563
Komatsu Electronic Metals Co., Ltd.	97,400	1,767
Komeri Co., Ltd.	31,200	1,338
livedoor Co., Ltd. (a)	455,339	2,840
Marubeni Corp.	535,000	2,865
Mitsubishi Heavy Industries Ltd.	452,000	1,997
Mitsubishi Tokyo Financial Group, Inc.	404	5,502
Mitsui & Co., Ltd.	214,000	2,750
Mitsui Fudosan Co., Ltd.	41,000	830

	Shares		Value (000s)

Mizuho Financial Group, Inc.	456		$3,619
Murata Manufacturing Co., Ltd.	22,500		1,445
NEOMAX Co., Ltd.	29,000		955
Nikon Corp.	68,000		1,073
Nishi-Nippon City Bank Ltd.	224,000		1,332
Nissan Motor Co., Ltd.	106,300		1,084
Nomura Holdings, Inc.	109,900		2,116
Nomura Research Institute Ltd.	11,900		1,455
NTT DoCoMo, Inc.	437		665
Orient Corp. (a)	498,000		2,073
Orix Corp.	7,000		1,782
Osaka Securities Exchange Co., Ltd.	260		1,623
Sanyo Special Steel Co., Ltd. (b)	125,000		1,384
Sega Sammy Holdings, Inc.	19,100		640
Sumitomo Metal Industries Ltd.	432,000		1,655
Sumitomo Mitsui Financial Group, Inc.	311		3,285
Sumitomo Trust & Banking Co., Ltd.	293,000		2,988
T&D Holdings, Inc.	21,050		1,398
Taiheiyo Cement Corp.	580,000		2,355
Takeda Pharmaceutical Co., Ltd.	23,400		1,268
Takeuchi Manufacturing Co., Ltd. (b)	19,500		1,156
THK Co., Ltd.	48,700		1,270
Toho Tenax Co., Ltd. (a)(b)	207,000		1,522
Toho Titanium Co., Ltd. (b)	8,100		835
Tokuyama Corp.	231,000		2,970
Tokyo Electron Ltd.	15,300		961
Tokyu Land Corp.	534,000		5,334
Toshiba Corp.	199,000		1,189
Toyota Motor Corp.	113,600		5,935
Yamada Denki Co., Ltd.	18,600		2,325

			106,670

Singapore—1.5%
ASE Test Ltd. (a)	90,400		710
Singapore Exchange Ltd.	836,000		1,460

			2,170

South Korea—2.8%
Cheil Industries, Inc. (a)	23,520		646
Hyundai Engineering & Construction Co., Ltd. (a)	28,960		1,277
NHN Corp. (a)	4,689		1,235
Shinhan Financial Group Co., Ltd. (a)	21,560		867

			4,025

Taiwan—0.7%
Catcher Technology Co., Ltd.	128,000		1,027
Siliconware Precision Industries Co. ADR	–	(e)	–	(e)

			1,027

Total Common Stock (cost—$108,700)			135,937

WARRANTS (a)—1.3%
	Units

India—0.6%
Bharti Tele-Ventures Ltd.
Expires 4/3/06	121,050		927

Luxembourg—0.7%
Associated Cement Co., Ltd.
Expires 7/28/06	84,137		997

Total Warrants (cost—$1,565)			1,924

	Principal Amount (000s)	Value (000s)
SHORT-TERM INVESTMENTS—18.3%
Collateral Invested for Securities on Loan (d)—8.7%
Adirondack 2005-1 Corp.,
4.356% due 1/25/06	$1,000	$997
Bavaria TRR Corp.,
4.368% due 1/25/06, FRN (c)	2,000	1,994
Bavaria Universal Funding,
4.412% due 2/27/06, FRN (c)	1,000	993
Canadian Imperial Bank,
4.00% due 1/3/06	1,158	1,158
Compass Securitization,
4.376% due 1/23/06	500	498
Davis Square Funding V Corp.,
4.352% due 1/3/06	1,000	999
Fortis Bank,
4.23% due 1/3/06	2,463	2,463
Morgan Stanley,
4.33% due 6/20/06	2,000	2,000
Ormond Quay Funding LLC,
4.331% due 1/30/06	500	498
Sierra Madre Funding
Delaware Corp.,
4.356% due 1/26/06	1,000	997

		12,597

Repurchase Agreement—9.6%
State Street Bank & Trust Co., dated 12/30/05, 3.90%, due 1/3/06, proceeds $13,864;	13,858	13,858

collateralized by Federal Home Loan Bank, 4.375%, due 9/17/10, valued at $14,140 including accrued interest (cost—$13,858)

Total Short-Term Investments (cost—$26,456)		26,455

Total Investments
(cost—$136,721)—113.6%		164,316

Liabilities in excess of other assets—(13.6)%		(19,619)

Net Assets—100.0%		$144,697

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $11,574; cash collateral of $12,555 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from securities on loan.

(e) Share and market value are less than $500.

Glossary:

ADR	—	American Depositary Receipt

FRN	—	Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

Unit	—	More than one class of securities traded together.

See accompanying notes  |  12.31.05  |  Allianz Funds Semi-Annual Report   17

Schedule of Investments
NFJ International Value Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—93.7%
Australia—2.8%
Amcor Ltd. ADR	38,000	$826

Bahamas—1.9%
Teekay Shipping Corp. (a)	13,800	551

Belgium—1.9%
Delhaize Group ADR	8,400	550

Bermuda—3.8%
Frontline Ltd. (a)	14,400	546
Renaissance Holdings Ltd.	12,800	565

		1,111

Brazil—12.4%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	50,400	850
Companhia Vale do Rio Doce ADR	20,200	831
Empresa Brasileira de Aeronautica S.A. ADR	7,100	278
Petroleo Brasileiro S.A. ADR	11,900	848
Votorantim Celulose e Papel S.A. ADR (a)
	70,000	860

		3,667

Canada—11.3%
Agrium, Inc.	12,000	264
Canadian Natural Resources Ltd.	11,300	561
Canadian Pacific Railway Ltd.	13,300	558
Magna International, Inc., Class A	7,800	561
Methanex Corp.	15,000	281
Quebecor World, Inc. (a)	40,700	553
TransCanada Corp. (a)	17,600	554

		3,332

Cayman Islands—1.0%
Seagate Technology, Inc. (a)	14,000	280

China—9.3%
Aluminum Corp. of China Ltd. ADR (a)	7,000	535
China Mobile (Hong Kong) Ltd. ADR (a)	23,300	560
Sinopec Shanghai Petrochemical Co., Ltd. ADR (a)	22,000	833
Yanzhou Coal Mining Co. Ltd. ADR (a)	26,000	835

		2,763

France—1.9%
AXA S.A. ADR	17,400	563

Ireland—1.8%
Bank of Ireland ADR	8,500	538

Japan—2.8%
Canon, Inc. ADR (a)	9,300	547
Nissan Motor Co. Ltd. ADR (a)	13,600	278

		825

Mexico—6.5%
Cemex S.A. de C.V. ADR	13,700	813
Coca-Cola Femsa, S.A. de C.V. ADR (a)	20,400	551
Telefonos de Mexico S.A. de C.V. ADR	23,000	567

		1,931

	Shares	Value (000s)

Netherlands—8.5%
ABN AMRO Holding NV ADR	43,000	$1,124
CNH Global NV	15,300	284
ING Groep NV ADR	32,000	1,114

		2,522

Norway—2.8%
Norsk Hydro ASA ADR	8,100	836

Peru—0.9%
Compania de Minas Buenaventura S.A.U. ADR	9,700	274

South Africa—0.9%
Sasol Ltd. ADR	7,800	278

South Korea—10.3%
Korea Electric Power Corp. ADR	57,800	1,126
KT Corp. ADR	38,500	830
POSCO ADR	22,000	1,089

		3,045

Sweden—1.8%
Volvo AB ADR	11,400	537

United Kingdom—11.1%
British American Tobacco PLC ADR	12,300	554
Diageo PLC ADR	4,500	262
GlaxoSmithKline PLC ADR	10,800	545
Imperial Chemical Industries PLC ADR	24,000	547
Unilever PLC ADR	13,800	554
United Utilities PLC ADR	35,300	823

		3,285

Total Common Stock
(cost—$25,720)		27,714

SHORT-TERM INVESTMENTS—23.9%
	Principal Amount (000s)

Collateral Invested for Securities on Loan (c)— 17.3%
Bavaria TRR Corp., 4.368% due 1/25/06, FRN (b)	$760	758
Bavaria Universal Funding, FRN (b),
4.398% due 2/27/06	660	655
4.410% due 2/27/06	100	99
Bear Stearns Co., Inc.,
4.37% due 1/3/06	760	760
Canadian Imperial Bank,
4.00% due 1/3/06	732	732
Compass Securitization,
4.377% due 1/23/06	750	748
Davis Square Funding V Corp.,
4.353% due 1/3/06	200	200
Fortis Bank, 4.23% due 1/3/06	408	408
Morgan Stanley,
4.33% due 6/20/06	250	250
Sierra Madre Funding Delaware Corp.,
4.356% due 1/26/06	500	499

		5,109

	Principal Amount (000s)	Value (000s)

Repurchase Agreement—6.6%
State Street Bank & Trust Co.,
dated 12/30/05,
3.90%, due 1/3/06,	$1,946	$1,946

proceeds $1,947;
collateralized by
Federal Home Loan Bank,
5.80%, due 9/2/08,
valued at $1,989 including
accrued interest
(cost—$1,946)

Total Short-Term Investments
(cost—$7,055)		7,055

Total Investments
(cost—$32,775)—117.6%		34,769

Liabilities in excess of other assets—(17.6)%		(5,204)

Net Assets—100.0%		$29,565

Notes to Schedule of Investments (amounts in thousands):

(a) All or portion on loan with an aggregate market value of $4,935; cash collateral of $5,091 was received with which the Fund purchased short-term investments.

(b) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) Securities purchased with the cash proceeds from securities on loan.

Glossary:

ADR — American Depositary Receipt

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

18   Allianz Funds Semi-Annual Report  |  12.31.05  |See accompanying notes

Schedule of Investments
RCM Biotechnology Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—97.4%
Healthcare—97.4%
Abgenix, Inc. (a)(b)	800,000	$17,208
Alexion Pharmaceuticals, Inc. (a)(b)	183,500	3,716
Amgen, Inc. (a)	230,400	18,169
Anadys Pharmaceuticals, Inc. (a)	1,750	15
AVANIR Pharmaceuticals, Class A (a)(b)	788,000	2,711
Celgene Corp. (a)(b)	235,570	15,265
Coley Pharmaceutical Group, Inc. (a)(b)	113,900	1,727
Cotherix, Inc. (a)	499,900	5,309
CV Therapeutics, Inc. (a)(b)	412,900	10,211
Cytokinetics, Inc. (a)	542,550	3,548
Discovery Laboratories, Inc. (a)(b)	1,084,950	7,248
Dov Pharmaceutical, Inc. (a)(b)	689,750	10,126
Genentech, Inc. (a)	209,126	19,344
Genzyme Corp. (a)	142,830	10,110
Gilead Sciences, Inc. (a)	289,470	15,235
Idenix Pharmaceuticals, Inc. (a)(b)	260,800	4,462
Illumina, Inc. (a)	270,750	3,818
Medarex, Inc. (a)(b)	330,000	4,570
MGI Pharma, Inc. (a)	228,000	3,913
Nektar Therapeutics, Inc. (a)(b)	509,773	8,391
NitroMed, Inc. (a)	602,250	8,401
NPS Pharmaceuticals, Inc. (a)	704,500	8,341
Panacos Pharmaceuticals, Inc. (a)	616,500	4,272
Progenics Pharmaceuticals, Inc. (a)(b)	267,990	6,702
Protein Design Labs, Inc. (a)	304,060	8,641
SuperGen, Inc. (a)(b)	1,135,560	5,735
Telik, Inc. (a)(b)	267,000	4,536
United Therapeutics Corp. (a)	109,100	7,541
Vaxgen, Inc. (a)(b)	207,570	1,816
Vion Pharmaceuticals, Inc. (a)(b)	1,243,840	2,052
Zymogenetics, Inc. (a)	344,650	5,863

Total Common Stock
(cost—$211,040)		228,996

SHORT-TERM INVESTMENTS—37.6%
	Principal Amount (000s)

Collateral Invested for Securities on Loan (d)—33.7%
Adirondack 2005-1 Corp.,
4.342% due 1/17/06	$3,000	2,994
4.356% due 1/25/06	3,000	2,991
Bank of America N.A., 4.33%
due 1/3/06	8,000	8,000
Bavaria TRR Corp.,
4.368% due 1/25/06, FRN (c)	8,000	7,975
Bavaria Universal Funding,
4.412% due 2/27/06, FRN (c)	1,000	993
Bayerische Landesbank NY,
4.399% due 7/24/06, FRN	1,000	1,000
Bear Stearns Cos., Inc.,
4.37% due 1/3/06	2,000	2,000
Beta Finance, Inc., Series 3,
4.301% due 8/1/06, FRN (c)	2,000	2,000
Canadian Imperial Bank,
4.00% due 1/3/06	3,359	3,359
Citigroup Global Markets, Inc.,
4.32% due 1/3/06	13,000	13,000
Compass Securitization,
4.376% due 1/23/06	4,000	3,988
Credit Suisse First Boston, FRN,
4.319% due 2/27/06	5,000	5,003
4.323% due 2/6/06	7,000	7,005

	Principal Amount (000s)	Value (000s)

Davis Square Funding V Corp.,
4.352% due 1/3/06	$3,000	$2,999
Goldman Sachs Group L.P.,
Series 2,
4.389% due 9/15/06, FRN (c)	2,000	2,000
Morgan Stanley,
4.33% due 7/10/06	3,000	3,000
Ormond Quay Funding LLC,
4.331% due 1/30/06	2,000	1,993
Sierra Madre Funding
Delaware Corp.,
4.356% due 1/26/06	3,000	2,990
Tango Finance Corp.,
4.251% due 1/11/06, FRN (c)	3,000	3,001
Treasury Bank, 4.429%
due 3/15/06, FRN	3,000	3,000

		79,291

Repurchase Agreement—3.9%
State Street Bank & Trust Co.,
dated 12/30/05, 3.90%,
due 1/3/06, proceeds $9,013;	9,009	9,009

collateralized by Federal Home
Loan Bank, 4.375%, 9/17/10,
valued at $9,191 including
accrued interest (cost—$9,009)

Total Short-Term Investments
(cost—$88,294)		88,300

OPTIONS PURCHASED (a)—0.0%
	Contracts

Put Options—0.0%
Abgenix, Inc. (CBOE),
strike price $12.50,
expires 1/21/06	4,000	20
Celgene Corp. (CBOE),
strike price $55,
expires 1/21/06	2,300	35

Total Options Purchased
(cost—$381)		55

Total Investments
(cost—$299,715)—135.0%		317,351
Liabilities in excess of other assets—(35.0)%		(82,230)

Net Assets—100.0%		$235,121

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $75,969; cash collateral of $79,148 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from securities on loan.

Glossary:

CBOE — Chicago Board of Exchange

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

See accompanying notes  |12.31.05  |  Allianz Funds Semi-Annual Report  19

Schedule of Investments (Cont.)
RCM Global Healthcare Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—98.6%
Financial Services—0.7%
Universal American Financial Corp. (a)	70,870	$1,069

Healthcare—96.9%
Abbott Laboratories	112,200	4,424
Abgenix, Inc. (a)(b)	64,500	1,387
Aetna, Inc.	27,400	2,584
Alexion Pharmaceuticals, Inc. (a)	36,300	735
Amgen, Inc. (a)	95,000	7,492
Barr Laboratories, Inc. (a)	25,500	1,588
Baxter International, Inc.	78,000	2,937
Biogen Idec, Inc. (a)	21,500	975
Bristol-Myers Squibb Co.	97,700	2,245
C.R. Bard, Inc.	17,100	1,127
Cardinal Health, Inc.	67,300	4,627
Caremark Rx, Inc. (a)	34,900	1,807
Celgene Corp. (a)(b)	28,900	1,873
Conor Medsystems, Inc. (a)	66,500	1,287
Cytyc Corp. (a)	49,200	1,389
Dade Behring Holdings, Inc.	36,140	1,478
Encysive Pharmaceuticals, Inc. (a)	149,000	1,176
Endo Pharmaceuticals Holdings, Inc. (a)	59,630	1,804
Genentech, Inc. (a)	35,900	3,321
Gilead Sciences, Inc. (a)	87,400	4,600
GlaxoSmithKline PLC	171,690	4,334
Health Net, Inc. (a)	42,600	2,196
Inamed Corp. (a)(b)	38,530	3,378
Kinetic Concepts, Inc. (a)	34,510	1,372
Medco Health Solutions, Inc. (a)	32,700	1,825
Medimmune, Inc. (a)	43,400	1,520
Medtronic, Inc.	156,470	9,008
Merck & Co., Inc.	52,000	1,654
Mylan Laboratories, Inc.	68,900	1,375
Nabi Biopharmaceuticals (a)(b)	62,790	212
Nektar Therapeutics, Inc. (a)(b)	87,030	1,432
Novartis AG	118,580	6,220
Pfizer, Inc.	237,810	5,546
Protein Design Labs, Inc. (a)	31,800	904
Resmed, Inc. (a)	53,500	2,050
Roche Holdings AG	30,100	4,513
Schering-Plough Corp.	254,000	5,296
Shire Pharmaceuticals Group PLC ADR	128,970	5,003
St. Jude Medical, Inc. (a)	74,800	3,755
Stryker Corp.	93,800	4,168
Telik, Inc. (a)(b)	49,000	832
Teva Pharmaceutical Industries Ltd.
ADR (b)	45,000	1,935
Theravance, Inc. (a)	60,250	1,357
United Therapeutics Corp. (a)	19,800	1,369
UnitedHealth Group, Inc.	100,373	6,237
Vion Pharmaceuticals, Inc. (a)(b)	261,430	431
WellPoint, Inc. (a)	69,800	5,569
Wyeth	102,740	4,733
Zimmer Holdings, Inc. (a)	41,900	2,826

		139,906

Technology—1.0%
Fisher Scientific International, Inc. (a)(b)	23,300	1,441

Total Common Stock
(cost—$133,830)		142,416

	Principal Amount (000s)
SHORT-TERM INVESTMENTS—12.1%
Collateral Invested for Securities on Loan (d)—7.3%
Beta Finance, Inc., Series 3,
4.301% due 8/1/06, FRN (c)	$2,000	$2,001
Canadian Imperial Bank,
4.00% due 1/3/06	2,586	2,586
Compass Securitization,
4.373% due 1/23/06	2,000	1,994
Goldman Sachs Group L.P., Series 2,
4.389% due 9/15/06, FRN (c)	1,000	1,000
Morgan Stanley,
4.33% due 7/10/06	2,000	2,000
Ormond Quay Funding LLC,
4.332% due 1/30/06	1,000	996

		10,577

Repurchase Agreement—4.8%
State Street Bank & Trust Co.,
dated 12/30/05, 3.90%,
due 1/3/06,proceeds $6,959;
collateralized by Federal Home	6,956	6,956

Loan Bank, 4.375%, 9/17/10,
valued at $7,097 including
accrued interest (cost—$6,956)

Total Short-Term Investments
(cost—$17,533)		17,533

OPTIONS PURCHASED (a)—0.1%
	Contracts

Call Options—0.1%
Bristol-Myers Squibb Co. (CBOE) strike price $20, expires 1/21/06	520	156

(cost—$145)

Total Investments before options written
(cost—$151,508)—110.8%		160,105

OPTIONS WRITTEN (a)—(0.0)%
Call Options—(0.0)%
Caremark Rx, Inc. (CBOE)
strike price $55, expires 3/18/06	50	(8)
(premiums received—$7)

Total Investments net of options written
(cost—$151,501)—110.8%		160,097

Liabilities in excess of other assets—(10.8)%		(15,637)

Net Assets—100.0%		$144,460

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $10,172; cash collateral of $10,554 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from securities on loan.

Glossary:

ADR — American Depositary Receipt

CBOE — Chicago Board of Exchange

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

20  Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Schedule of Investments
RCM Global Small-Cap Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—92.4%
Austria—2.5%
Uniqa Versicherungen AG	50,000	$1,385
Wiener Staedtische Allgemeine Versicherung AG	24,284	1,427
Wienerberger AG	16,600	662

		3,474

Bermuda—1.3%
Endurance Specialty Holdings Ltd.	20,000	717
Orient-Express Hotels Ltd.	34,000	1,072

		1,789

Brazil—1.3%
Banco Nossa Caixa SA	32,000	478
Gol Linhas Aereas Inteligentes S.A. ADR (b)	47,500	1,340

		1,818

Canada—1.2%
Compton Petroleum Corp. (a)	113,600	1,671

China—0.4%
China Medical Technologies, Inc. ADR (a)(b)	19,120	609

Denmark—0.7%
GN Store Nord	80,000	1,048

Finland—0.7%
YIT-Yhtyma Oyj	23,850	1,023

France—2.6%
April Group	28,200	1,164
BioMerieux	12,210	643
Companie Generale de Geophysique S.A. (a)(b)	7,820	691
Neopost S.A.	11,600	1,163

		3,661

Germany—4.3%
Grenke Leasing AG	23,760	1,359
Hugo Boss AG SP - ORD	33,300	1,202
Leoni AG	33,550	1,068
Pfeiffer Vacuum Technology AG	14,320	783
Salzgitter AG	18,860	1,017
Technotrans AG	30,900	659

		6,088

Greece—0.6%
JUMBO S.A.	75,000	814

Ireland—1.9%
Kingspan Group PLC	58,000	731
Paddy Power PLC	70,000	1,005
United Drug PLC	220,603	955

		2,691

Israel—0.4%
Syneron Medical Ltd. (a)(b)	16,000	508

Italy—2.1%
Azimut Holding SpA	150,000	1,182
Meta Modena SpA	208,670	710
Tod’s SpA	15,090	1,018

		2,910

	Shares	Value (000s)

Japan—18.5%
ABC-Mart, Inc. (b)	41,800	$1,171
Aeon Mall Co., Ltd.	29,700	1,447
Aida Engineering Ltd.	122,000	974
Ardepro Co., Ltd.	610	1,038
Asahi Intecc Co., Ltd.	24,200	628
Asahi Soft Drinks Co., Ltd.	18,000	218
Bookoff Corp. (b)	26,500	655
Cyber Agent Ltd.	399	906
Daifuku Co., Ltd.	57,000	972
Hoosiers Corp.	217	1,043
Iwatani International Corp. (b)	272,800	995
Japan Asia Investment Co., Ltd.	67,000	559
Kayaba Industry Co., Ltd. (b)	209,000	713
Meiko Shokai Co., Ltd.	48,000	1,000
Moshi Moshi Hotline, Inc.	5,500	653
Musashi Seimitsu Industry Co., Ltd.	22,400	625
NIWS Co., Ltd. (b)	620	845
Park24 Co., Ltd. (b)	28,500	1,018
Ricoh Leasing Co., Ltd.	42,600	1,209
Ryohin Keikaku Co., Ltd.	13,100	1,146
Sumitomo Titanium Corp.	17,400	2,598
Take And Give Needs Co., Ltd. (a)	500	834
Tokai Carbon Co., Ltd.	147,000	684
Tokyo Tatemono Co., Ltd.	101,000	1,004
Tsurumi Manufacturing Co., Ltd.	65,000	770
Usen Corp.	22,400	621
USS Co., Ltd.	9,400	600
Village Vanguard Co., Ltd. (a)	58	1,090

		26,016

Mexico—0.7%
Organizacion Soriana S.A. de C.V., Class B (a)	213,100	965

Netherlands—3.1%
Athlon Holding NV	22,200	591
Brunel International NV	49,000	1,000
Ordina NV	44,000	755
Tele Atlas NV (a)(b)	41,490	1,107
TomTom NV (a)(b)	26,700	917

		4,370

Norway—1.6%
Aker Kvaerner ASA (a)	19,800	1,215
Prosafe ASA (b)	25,300	1,073

		2,288

Poland—1.0%
Agora S.A.	63,800	1,355

Russia—1.7%
OAO Pharmacy Chain 36.6 (a)	27,000	776
Rostelecom ADR (b)	52,100	711
Seventh Continent	37,000	962

		2,449

Singapore—1.2%
Cosco Corp. Singapore Ltd. (b)	309,000	401
First Engineering Ltd.	1,197,000	790
Jurong Technologies Industrial Corp., Ltd.	470,000	511

		1,702

South Korea—0.6%
MegaStudy Co., Ltd. (a)	15,500	871

Spain—1.2%
Banco Pastor S.A.	18,670	896
Mecalux S.A. (a)	29,000	731

		1,627

	Shares	Value (000s)

Sweden—0.5%
Capio AB (a)	42,000	$748

Switzerland—3.6%
Bank Sarasin & Cie AG	600	1,233
Georg Fischer AG (a)	3,000	1,024
Jelmoli Holding AG	700	999
Lindt & Spruengli AG (SP - REG)	63	1,051
Micronas Semi-conductor Holding AG (SP - REG) (a)	22,870	766

		5,073

United Kingdom—5.2%
Burren Energy PLC	53,620	843
C&C Group PLC	157,330	995
Carillion PLC	134,800	709
NETeller PLC (a)	114,086	1,444
NextGen Sciences Ltd. (d)	27,000	163
Northgate Information Solutions PLC (a)	692,180	1,016
Northgate PLC	28,200	471
Punch Taverns PLC	57,340	838
Sportingbet PLC	130,560	779

		7,258

United States—33.5%
Advanced Analogic Technologies, Inc. (a)	57,000	790
Advisory Board Co. (a)	18,100	863
Affiliated Managers Group, Inc. (a)(b)	16,950	1,360
BE Aerospace, Inc. (a)	49,000	1,078
Bronco Drilling Co., Inc. (a)	44,150	1,016
Carter’s, Inc. (a)	19,190	1,129
Central European Distribution Corp. (a)(b)	25,320	1,016
Central European Media Enterprises Ltd., Class A (a)	23,860	1,382
Central Garden & Pet Co. (a)	25,000	1,148
Comstock Homebuilding Cos., Inc., Class A (a)(b)	31,000	437
CRA International, Inc. (a)	12,500	596
Cybersource Corp. (a)	105,000	693
Cypress Semi-conductor Corp. (a)(b)	55,000	784
Directed Electronics, Inc. (a)	19,100	274
Energy Conversion Devices, Inc. (a)(b)	30,500	1,243
Epicor Software Corp. (a)	47,500	671
Foundation Coal Holdings, Inc.	17,380	660
Gardner Denver, Inc. (a)	4,500	222
GFI Group, Inc. (a)	25,430	1,206
Guitar Center, Inc. (a)	12,100	605
Haemonetics Corp. (a)	19,100	933
Hansen Natural Corp. (a)(b)	15,650	1,233
Heico Corp.	35,000	718
Hibbett Sporting Goods, Inc. (a)	35,400	1,008
Intercontinental Exchange, Inc. (a)	14,000	509
Intermec, Inc. (a)	26,500	896
Ionatron, Inc. (a)(b)	69,200	700
Jarden Corp. (a)(b)	40,000	1,206
Jones Lang LaSalle, Inc.	19,910	1,003
Life Time Fitness, Inc. (a)	29,360	1,118
Maidenform Brands, Inc. (a)	65,600	831
Men’s Wearhouse, Inc. (a)	18,800	553
Monro Muffler Brake, Inc.	23,500	713
NeuStar, Inc., Class A (a)	35,000	1,067
Old Dominion Freight Line, Inc. (a)	34,000	917
Parlux Fragrances, Inc. (a)(b)	25,200	769
Peet’s Coffee & Tea, Inc. (a)(b)	33,500	1,017
RightNow Technologies,Inc. (a)(b)	50,000	923

See accompanying notes  |12.31.05  |  Allianz Funds Semi-Annual Report  21

Schedule of Investments  (Cont.)
 RCM Global Small-Cap Fund
 December 31, 2005 (unaudited)

	Shares	Value (000s)

Ruth’s Chris Steak House (a)	31,000	$561
Salesforce.com, Inc. (a)(b)	17,000	545
Scientific Games Corp. (a)	24,000	655
Signature Bank & Trust (a)	24,730	694
Standard Pacific Corp.	17,300	637
Stone Energy Corp. (a)	14,000	637
Superior Well Services, Inc. (a)	42,200	1,003
Unit Corp. (a)	14,640	806
United Community Banks, Inc.	24,000	640
United Natural Foods, Inc. (a)	34,460	910
Varian Semi-conductor Equipment Associates, Inc. (a)	19,200	844
Vasco Data Security International (a)(b)	58,000	572
VCA Antech, Inc. (a)	40,000	1,128
Virginia Commerce Bancorp (a)	31,500	916
Volcom, Inc. (a)	21,000	714
WebSideStory, Inc. (a)	41,000	743
Wintrust Financial Corp.	16,480	905
World Fuel Services Corp.	29,600	998

		47,195

Total Common Stock
(cost—$103,190)		130,021

EXCHANGE-TRADED FUND—2.0%`
iShares Russell 2000 Index Fund (b)
(cost—$2,682)	42,000	2,801

SHORT-TERM INVESTMENTS—24.0%
	Principal Amount (000s)
Collateral Invested for Securities on Loan (c)—18.5%
Adirondack 2005-1 Corp.,
4.344% due 1/25/06	$1,000	997
4.356% due 1/25/06	2,000	1,994
Canadian Imperial Bank,
4.000% due 1/3/06	3,939	3,939
Compass Securitization,
4.376% due 1/23/06	5,500	5,484
Davis Square Funding V Corp.,
4.352% due 1/3/06	2,000	1,999
Fortis Bank, 4.23% due 1/3/06	5,600	5,600
Ormond Quay Funding LLC,
4.332% due 1/30/06	1,000	996
Sierra Madre Funding Delaware Corp.,
4.356% due 1/26/06	5,000	4,984

		25,993

Repurchase Agreement—5.5%
State Street Bank & Trust Co., dated 12/30/05, 3.90%, due 1/3/06, proceeds $7,788;	7,785	7,785
collateralized by Federal Home Loan Bank, 5.80%, 9/2/08, valued at $7,944 including accrued interest (cost $7,785)

Total Short-Term Investments
(cost—$33,780)		33,778

Total Investments (cost—$139,652)—118.4%		166,600

Liabilities in excess of other assets—(18.4)%		(25,886)

Net Assets—100.0%		$140,714

Notes to Schedule of Investments

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $24,855; cash collateral of $26,021 was received with which the Fund purchased short-term investments.

(c) Security purchased with the cash proceeds from securities on loan.

(d) Fair-valued security.

Glossary:

ADR — American Depositary Receipt

22   Allianz Funds Semi-Annual Report  |  12.31.05  |See accompanying notes

Schedule of Investments
RCM Global Technology Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—98.2%
Aerospace—0.0%
United Technologies Corp.	1,000	$56

Capital Goods—1.5%
Intermec, Inc. (a)	284,620	9,620
Mitsubishi Heavy Industries Ltd.	578,000	2,553
Nidec Corp.	65,000	5,530
Toyota Industries Corp.	76,200	2,736

		20,439

Communications—1.4%
Amdocs Ltd. (a)	584,000	16,060
NTT DoCoMo, Inc.	1,760	2,680

		18,740

Consumer Discretionary—0.4%
Matsushita Electric Industrial Co., Ltd.	142,600	2,749
Nintendo Co., Ltd.	28,840	3,492

		6,241

Consumer Services—0.8%
DreamWorks Animation SKG, Inc., Class A (a)	78,735	1,934
Greenfield Online, Inc. (a)(c)	319,410	1,872
Usen Corp.	196,160	5,437
XM Satellite Radio Holdings, Inc., Class A (a)(c)	37,910	1,034

		10,277

Energy—10.9%
Baker Hughes, Inc.	180,000	10,940
Cooper Cameron Corp. (a)	369,060	15,279
Diamond Offshore Drilling, Inc. (b)(c)	179,260	12,469
ENSCO International, Inc.	210,330	9,328
GlobalSantaFe Corp. (c)	161,430	7,773
Grant Prideco, Inc. (a)	280,000	12,354
Halliburton Co.	50,200	3,110
Nabors Industries Ltd. (a)(c)	112,890	8,551
National-Oilwell, Inc. (a)(b)	82,020	5,143
Patterson-UTI Energy, Inc.	250,080	8,240
Schlumberger Ltd. (c)	201,760	19,601
Smith International, Inc.	160,840	5,969
Sunpower Corp. (a)(c)	10,095	343
Suntech Power Holdings Co., Ltd. ADR (a)(c)	86,000	2,344
Valero Energy Corp.	296,000	15,274
Weatherford International Ltd. (a)(c)	248,360	8,991

		145,709

Financial Services—1.4%
Salesforce.com, Inc. (a)(c)	573,260	18,373

Healthcare—2.5%
Affymetrix, Inc. (a)(c)	69,650	3,326
Neurocrine Biosciences, Inc. (a)	98,700	6,191
WellPoint, Inc. (a)(c)	299,970	23,935

		33,452

Technology—79.3%
Activision, Inc. (a)(c)	270,000	3,710
ADC Telecommunications, Inc. (a)(c)	409,800	9,155
Advanced Micro Devices, Inc. (a)(c)	618,650	18,931
Amazon.com, Inc. (a)	1,000	47
Apple Computer, Inc. (a)(b)	689,000	49,532
ASML Holding NV (a)(c)	1,000	20
Autodesk, Inc. (b)	1,323,970	56,865
Broadcom Corp., Class A (a)(c)	424,000	19,992

	Shares	Value (000s)

Canon, Inc.	45,900	$2,694
Cerner Corp. (a)(c)	364,000	33,091
Chartered Semi-conductor Manufacturing Ltd. (a)(c)	36,000,000	27,791
Chartered Semi-conductor Manufacturing Ltd. ADR (a)	10,000	76
CheckFree Corp. (a)(c)	388,880	17,850
Citrix Systems, Inc. (a)	841,710	24,224
Cognizant Technology Solutions Corp., Class A (a)(c)	524,000	26,383
Cognos, Inc. (a)(c)	476,870	16,552
Comverse Technology, Inc. (a)	1,000	27
Corning, Inc. (a)	475,180	9,342
Ctrip.com International Ltd. ADR	303,310	17,516
Cypress Semi-conductor Corp. (a)(c)	205,000	2,921
eBay, Inc. (a)(c)	1,820,470	78,735
EMC Corp. (a)	1,000	14
Energy Conversion Devices, Inc. (a)(c)	231,000	9,413
F5 Networks, Inc. (a)	1,000	57
Freescale Semi-conductor, Inc., Class A (a)	151,430	3,815
Freescale Semi-conductor, Inc., Class B (a)	221,840	5,584
Google, Inc., Class A (a)	212,500	88,158
Hewlett-Packard Co.	1,570,000	44,949
Hitachi Ltd.	405,000	2,729
Intuit, Inc. (a)(c)	169,200	9,018
LG Electronics, Inc. (a)	79,970	6,980
Marvell Technology Group Ltd. (a)(b)(c)	515,790	28,931
Mercury Interactive Corp. (a)	474,140	13,176
Microsoft Corp.	1,159,310	30,316
Motorola, Inc.	759,220	17,151
Murata Manufacturing Co., Ltd.	46,400	2,979
National Semi-conductor Corp. (c)	517,730	13,451
NAVTEQ Corp. (a)	4,710	207
NCR Corp. (a)	30,000	1,018
Netease.com, Inc. ADR (a)(c)	136,810	7,683
Network Appliance, Inc. (a)	878,510	23,720
Pixar, Inc. (a)	514,000	27,098
QLogic Corp. (a)	580,110	18,859
QUALCOMM, Inc.	213,560	9,200
Rakuten, Inc. (a)	6,660	6,410
Red Hat, Inc. (a)(b)(c)	3,978,660	108,379
Samsung Electronics Co., Ltd.	400	257
SanDisk Corp. (a)(c)	591,300	37,146
Shanda Interactive Entertainment Ltd. ADR (a)(c)	1,000	15
SINA Corp. (a)	391,210	9,452
Softbank Corp.	90,000	3,801
Spansion LLC (a)(c)	200,600	2,792
Sun Microsystems, Inc. (a)	4,665,460	19,548
Taiwan Semi-conductor Manufacturing Co., Ltd. ADR	1,000	10
Telvent GIT S.A. (a)	373,600	4,128
Tencent Holdings Ltd.	14,300,000	15,273
THQ, Inc. (a)	424,000	10,112
TIBCO Software, Inc. (a)	919,000	6,865
Trend Micro, Inc. (a)	2,850	108
VeriSign, Inc. (a)(c)	816,000	17,887
Yahoo!, Inc. (a)(c)	747,510	29,288
Yahoo! Japan Corp.	5,210	7,903

		1,059,334

Total Common Stock
(cost—$1,062,509)		1,312,621

	Principal Amount (000s)	Value (000s)
SHORT-TERM INVESTMENTS—22.7%
Collateral Invested for Securities on Loan (e)—21.0%
Adirondack 2005-1 Corp.,
4.329% due 1/17/06	$2,000	$1,996
4.356% due 1/25/06	4,800	4,785
Bank of America N.A.,
4.33% due 1/3/06	20,000	20,000
Bavaria TRR Corp.,
4.368% due 1/25/06, FRN (d)	15,000	14,953
Bavaria Universal Funding,
4.412% due 2/27/06, FRN (d)	5,000	4,964
Bayerische Landesbank,
4.399% due 7/24/06, FRN	1,000	1,000
Bear Stearns Co., Inc.,
4.37% due 1/3/06	15,000	15,000
Beta Finance, Inc., Series 3,
4.301% due 8/1/06, FRN (d)	2,000	2,000
Canadian Imperial Bank,
4.00% due 1/3/06	8,105	8,105
Citigroup Global Markets, Inc.,
4.32% due 1/3/06	55,000	55,000
Compass Securitization,
4.376% due 1/23/06	10,000	9,971
Credit Suisse First Boston, FRN,
4.314% due 2/27/06	2,500	2,502
4.319% due 2/27/06	10,000	10,007
4.323% due 2/6/06	3,000	3,002
Davis Square Funding V Corp.,
4.352% due 1/3/06	5,000	4,998
4.391% due 1/30/06	13,000	12,951
4.392% due 1/31/06	10,000	9,961
Goldman Sachs Group L.P., Series 2, FRN (d)
4.389% due 9/15/06	16,000	16,003
Morgan Stanley,
4.28% due 2/3/06, FRN	5,000	5,000
4.33% due 6/20/06	10,000	10,000
4.33% due 7/10/06	5,000	5,000
Northern Rock PLC,
4.321% due 2/3/06, FRN (d)	2,000	2,000
Ormond Quay Funding LLC,
4.332% due 1/30/06	15,000	14,944
Sierra Madre Funding Delaware Corp.,
4.356% due 1/26/06	10,000	9,968
Sigma Finance, Inc., FRN (d),
4.25% due 3/6/06	4,000	3,999
4.251% due 3/6/06	20,000	19,996
Skandinaviska Enskilda Banken,
4.349% due 1/20/06	7,000	7,000
Tango Finance Corp.,
4.251% due 1/11/06, FRN (d)	5,000	5,002
Treasury Bank,
4.419% due 2/27/06, FRN	1,000	1,000

		281,107

Repurchase Agreement—1.7%
State Street Bank & Trust Co., dated 12/30/05, 3.90%, due 1/3/06, proceeds $21,586;	21,577	21,577
collateralized by Federal Home Loan Bank, 4.375%, 9/17/10, valued at $22,012 including accrued interest (cost—$21,577)
Total Short-Term Investments (cost—$302,684)		302,684

See accompanying notes  |12.31.05  |  Allianz Funds Semi-Annual Report   23

Schedule of Investments (Cont.)
RCM Global Technology Fund
 December 31, 2005 (unaudited)

	Contracts	Value (000s)
OPTIONS PURCHASED (a)—1.8%
Call Options—1.0%
Hewlett Packard Co. (CBOE) strike price $25, expires 1/20/07	22,430	$13,234
Microsoft Corp. (CBOE) strike price $27, expires 1/20/07	1,000	180

		13,414

Put Options—0.8%
Nasdaq 100 Index (CBOE) strike price $41, expires 2/18/06	100,000	10,500

Total Options Purchased (cost—$16,674)		23,914

Total Investments before options written and securities sold short (cost—$1,381,867)—122.7%		1,639,219

OPTIONS WRITTEN (a)—(0.6)%
Call Options—(0.5)%
Apple Computer, Inc. (CBOE) strike price $72.50, expires 4/22/06	3,446	(2,378)
SanDisk Corp. (CBOE) strike price $55, expires 4/22/06	1,870	(2,281)
strike price $57.50, expires 1/21/06	2,172	(1,347)

		(6,006)

Put Options—(0.1)%
Cerner Corp. (CBOE) strike price $85, expires 3/18/06	2,400	(720)
eBay, Inc. (CBOE) strike price $27.50, expires 1/21/06	3,590	(18)
Oracle Corp. (CBOE) strike price $12, expires 3/18/06	16,000	(640)
SanDisk Corp. (CBOE) strike price $42.50, expires 1/21/06	2,182	(11)

		(1,389)

Total Options Written (premiums received—$6,977)		(7,395)

	Shares	Value (000s)
SECURITIES SOLD SHORT—(4.2)%
Avaya, Inc. (a)	506,190	$(5,401)
Energy Select Sector SPDR Fund	605,900	(30,483)
International Rectifier Corp. (a)	142,600	(4,549)
Juniper Networks, Inc. (a)	483,890	(10,791)
Telefonaktiebolaget LM Ericsson ADR	10,000	(344)
Texas Instruments, Inc.	130,850	(4,196)

Total Securities Sold Short (proceeds—$54,963)		(55,764)

Total Investments net of options written and securities sold short (cost—$1,319,927)—117.9%		1,576,060

Liabilities in excess of other assets—(17.9)%		(239,840)

Net Assets—100.0%		$1,336,220

Notes to Schedule of Investments (amounts in thousands):
(a) Non-income producing.

(b) All or partial amount segregated as collateral for options written and securities sold short.

(c) All or portion on loan with an aggregate market value of $271,274; cash collateral of $280,456 was received with which the Fund purchased short-term investments.

(d) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) Security purchased with the cash proceeds from securities on loan.

Glossary:

ADR — American Depositary Receipt

CBOE — Chicago Board of Exchange.

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

SPDR — Standard and Poors Depository Receipts.

24   Allianz Funds Semi-Annual Report  |  12.31.05  | See accompanying notes

Schedule of Investments
RCM International Growth Equity Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—99.4%
Australia—6.1%
Alumina Ltd.	273,400	$1,485
Brambles Industries Ltd. (b)	99,325	735
Rio Tinto Ltd. (b)	35,250	1,772

		3,992

Belgium—1.0%
KBC Groep NV	7,475	696

China—1.6%
SINA Corp. (a)	19,925	481
Television Broadcasting Ltd.	106,000	563

		1,044

France—8.9%
Accor S.A.	12,225	672
Business Objects S.A. (a)	16,900	684
Companie Generale de Geophysique S.A. (a)(b)	5,534	489
Sanofi-Aventis	11,700	1,024
Total S.A.	5,550	1,400
Vinci S.A.	11,700	1,008
Vivendi Universal S.A.	18,150	569

		5,846

Germany—10.0%
BAYER AG	25,294	1,058
Commerzbank AG	24,000	737
Continental AG	8,000	709
Hypo Real Estate Holding AG	12,500	648
Puma AG Rudolf Dassler Sport	2,270	660
SAP AG	5,201	937
Schwarz Pharma AG	13,200	839
Siemens AG	11,700	1,002

		6,590

Greece—2.0%
Hellenic Telecommunications Organization S.A. (a)	28,660	609
National Bank of Greece S.A.	17,325	736

		1,345

Hong Kong—1.9%
Cheung Kong Ltd.	72,000	738
Li & Fung Ltd.	278,000	535

		1,273

Italy—3.7%
Banca Intesa SpA	130,050	690
Fastweb (a)(b)	13,700	626
Unicredito Italiano SpA	161,675	1,114

		2,430

Japan—24.4%
Canon, Inc.	16,400	963
Daito Trust Construct Co., Ltd.	12,500	645
Fanuc Ltd.	8,600	731
Joyo Bank Ltd.	100,000	596
Keyence Corp.	2,600	739
Kubota Corp.	97,000	820
Mitsubishi Tokyo Financial Group, Inc.	119	1,621
Mitsui Fudosan Co. Ltd.	66,000	1,336
Mizuho Financial Group, Inc.	100	794
Nikko Cordial Corp.	45,500	724
Orix Corp.	3,600	916
Rakuten, Inc. (a)	500	481
Resona Holdings, Inc. (a)	145	584
Ricoh Co., Ltd.	36,000	630
Sharp Corp.	43,000	654

	Shares	Value (000s)

SMC Corp.	3,900	$557
T & D Holdings, Inc.	12,500	830
Takeda Pharmaceutical Co., Ltd.	12,000	650
Takefuji Corp.	9,340	634
Toyota Motor Corp.	21,700	1,134

		16,039

Netherlands—5.6%
ASML Holding NV (a)	29,560	593
ING Groep NV	24,802	860
Koninklijke (Royal) KPN NV	81,407	816
Royal Numico NV (a)	20,950	869
Vedior NV	38,600	572

		3,710

Norway—1.3%
Statoil ASA	37,000	848

Singapore—0.9%
SembCorp Industries Ltd.	351,520	578

South Korea—1.0%
Samsung Electronics Co., Ltd.	1,080	695

Sweden—3.0%
Atlas Copco AB, Class A	36,000	802
Telefonaktiebolaget LM Ericsson, Class B	336,000	1,158

		1,960

Switzerland—10.9%
Credit Suisse Group	21,693	1,105
Nestle S.A.	3,885	1,160
Novartis AG	32,500	1,705
Roche Holdings AG - Genusschein	10,930	1,639
Swiss Reinsurance Co.	9,075	663
UBS AG	9,675	919

		7,191

United Kingdom—17.1%
Anglo Irish Bank Corp. PLC	48,175	729
Barclays PLC	60,791	638
BHP Billiton PLC	64,450	1,055
Cadbury Schweppes PLC	101,400	958
Cairn Energy PLC (a)	17,994	594
Diageo PLC	40,000	578
GlaxoSmithKline PLC	23,875	603
Man Group PLC	25,025	822
NETeller PLC (a)	66,500	842
Reckitt Benckiser PLC	27,125	894
Serco Group PLC	128,600	694
Shire PLC	50,074	641
Sportingbet PLC	108,075	645
Vodafone Group PLC	304,540	655
WPP Group PLC	83,250	901

		11,249

Total Common Stock (cost—$56,817)		65,486

	Principal Amount (000s)	Value (000s)
SHORT-TERM INVESTMENTS—5.0%
Collateral Invested for Securities on Loan (c)—4.6%
Canadian Imperial Bank,
4.00% due 1/3/06	$405	$405
Compass Securitization,
4.376% due 1/23/06	600	598
Davis Square Funding V Corp.,
4.352% due 1/3/06	500	500
Morgan Stanley,
4.33% due 7/10/06	1,000	1,000
Sierra Madre Funding Delaware Corp.,
4.356% due 1/26/06	500	499

		3,002

Repurchase Agreement—0.4%
State Street Bank & Trust Co., dated 12/30/05, 3.90%, due 1/3/06, proceeds $264;	264	264

collateralized by Federal Home Loan Bank, 4.375%, 9/17/10, valued at $270 including accrued interest (cost—$264)

Total Short-Term Investments (cost—$3,266)		3,266

Total Investments (cost—$60,083)—104.4%		68,752

Liabilities in excess of other assets—(4.4)%		(2,899)

Net Assets—100.0%		$65,853

Notes to Schedule of Investments (amounts in thousands):
(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $2,833; cash collateral of $2,993 was received with which the Fund purchased short-term investments.

(c) Securities purchased with the cash proceeds from securities on loan.

See accompanying notes  |12.31.05  |  Allianz Funds Semi-Annual Report   25

Statements of Assets and Liabilities
December 31, 2005 (unaudited)

Amounts in thousands, except per share amounts	NACM Global Fund	NACM International Fund

Assets:
Investments, at value	$22,792	$152,494

Repurchase agreement, at value	0	20,967

Cash	0	1

Foreign currency, at value	0	1

Security lending interest receivable (net)	0	0

Receivable for investments sold	328	0

Receivable for Fund shares sold	91	1,551

Interest and dividends receivable (net of taxes)	14	132

Unrealized appreciation on forward foreign currency contracts	0	4

	23,225	175,150

Liabilities:
Payable for investments purchased	607	15,442

Payable for short sales	0	0

Written options outstanding	0	0

Payable for Fund shares redeemed	34	153

Payable for collateral for securities on loan	0	0

Dividends payable	0	250

Investment advisory fee payable	13	68

Administration fee payable	9	60

Distribution fee payable	10	15

Servicing fee payable	4	15

Unrealized depreciation on forward foreign currency contracts	1	8

Variation margin on futures contracts	0	0

Other liabilities	2	0

	680	16,011

Net Assets	$22,545	$159,139

Net Assets Consist of:
Paid-in capital	$20,098	$142,003

Undistributed (dividend in excess of) net investment income	422	(376)

Accumulated net realized gain (loss) on investments	(252)	836

Net unrealized appreciation (depreciation) on investments	2,277	16,676

	$22,545	$159,139

Net Assets:
Class A	$6,242	$52,711

Class B	8,158	0

Class C	7,785	26,091

Other Classes	360	80,337

Shares Issued and Outstanding:
Class A	374	2,752

Class B	502	0

Class C	478	1,369

Other Classes	21	4,170

Net Asset Value and Redemption Price*
Per Share (Net Asset Per Share Outstanding)
Class A	$16.70	$19.15

Class B	16.26	0.00

Class C	16.30	19.05

Cost of Investments	$20,514	$135,824

Cost of Repurchase Agreements	$0	$20,967

Cost of Foreign Currency	$0	$1

*       With respect to the A, B, and C Classes, the redemption price varies by the length of time shares are held.

26   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

NACM Pacific Rim Fund	NFJ International Value Fund	RCM Biotechnology Fund	RCM Global Healthcare Fund	RCM Global Small-Cap Fund	RCM Global Technology Fund	RCM International Growth Equity Fund

$164,316	$34,769	$317,351	$160,105	$166,600	$1,617,642	$68,752

0	0	0	0	0	21,577	0

0	26	249	1	116	616	0

4	0	0	0	86	0	63

22	3	15	1	21	81	2

0	0	0	1,455	672	103,806	1,214

2,414	633	187	201	958	2,059	140

37	180	2	133	106	334	74

0	0	0	1	1	0	0

166,793	35,611	317,804	161,897	168,560	1,746,115	70,245

9,190	790	1,559	5,965	1,334	58,999	1,153

0	0	0	0	0	55,764	0

0	0	0	8	0	7,395	0

90	109	1,503	682	175	4,616	138

12,597	5,108	79,291	10,577	25,993	281,107	3,002

0	0	0	0	0	54	0

97	14	186	100	114	1,027	28

61	14	82	62	55	469	32

32	5	10	12	36	254	27

21	6	52	31	24	210	12

8	0	0	0	0	0	0

0	0	0	0	115	0	0

0	0	0	0	0	0	0

22,096	6,046	82,683	17,437	27,846	409,895	4,392

$144,697	$29,565	$235,121	$144,460	$140,714	$1,336,220	$65,853

$113,627	$27,160	$578,642	$161,486	$118,420	$1,681,640	$176,065

(294)	162	(1,958)	(740)	(756)	(8,450)	(881)

3,781	249	(359,193)	(24,880)	(3,901)	(593,095)	(117,998)

27,583	1,994	17,630	8,594	26,951	256,125	8,667

$144,697	$29,565	$235,121	$144,460	$140,714	$1,336,220	$65,853

$48,067	$19,451	$16,411	$16,324	$44,623	$341,619	$14,352

20,172	0	7,976	9,490	30,127	158,381	7,792

37,119	9,260	8,138	9,707	28,844	227,271	35,877

39,339	854	202,596	108,939	37,120	608,949	7,832

3,593	1,109	640	732	1,711	8,765	1,239

1,536	0	321	439	1,185	4,187	683

2,843	530	327	449	1,135	6,012	3,130

2,919	48	7,908	4,888	1,409	15,558	666

$13.38	$17.54	$25.63	$22.29	$26.08	$38.97	$11.59

13.13	0.00	24.89	21.64	25.43	37.83	11.41

13.06	17.48	24.89	21.64	25.42	37.80	11.46

$136,721	$32,775	$299,715	$151,508	$139,652	$1,360,290	$60,083

$0	$0	$0	$0	$0	$21,577	$0

$4	$0	$0	$0	$87	$0	$63

See accompanying notes  |  12.31.05  |  Allianz Funds Semi-Annual Report    27

Statements of Operations
Six Months Ended December 31, 2005 (unaudited)

Amounts in thousands	NACM Global Fund	NACM International Fund

Investment Income:
Interest	$9	$69

Dividends, net of foreign withholding taxes	62	505

Security lending income (net)	0	0

Miscellaneous income	0	0

Total Income	71	574

Expenses:
Investment advisory fees	60	289

Administration fees	42	249

Distribution fees - Class B	22	0

Distribution fees - Class C	23	53

Servicing fees - Class A	6	35

Servicing fees - Class B	7	0

Servicing fees - Class C	8	18

Distribution and/or servicing fees - Other Classes	0	0

Dividends on securities sold short	0	0

Trustees’ fees	1	6

Interest expense	0	0

Miscellaneous expense	0	0

Total Expenses	169	650

Net Investment Income (Loss)	$(98)	$(76)

Realized and Change in Unrealized Gain (Loss):
Net realized gain on investments	674	6,425

Net realized gain (loss) on futures contracts and options	0	0

Net realized loss on securities sold short	0	0

Net realized loss on foreign currency transactions	(178)	(2,392)

Payments from Affiliates**	0	0

Net change in unrealized appreciation/depreciation on investments	1,605	15,133

Net change in unrealized appreciation/depreciation on futures contracts and options	0	0

Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	0	8

Net Realized and Change in Unrealized Gain	2,101	19,174

Net Increase in Net Assets Resulting from Operations	$2,003	$19,098

**     See Note 9

28   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

NACM Pacific Rim Fund	NFJ International Value Fund	RCM Biotechnology Fund	RCM Global Healthcare Fund	RCM Global Small-Cap Fund	RCM Global Technology Fund	RCM International Growth Equity Fund

$90	$30	$117	$32	$106	$1,027	$8

429	265	6	584	260	1,048	343

53	7	86	10	54	673	5

0	0	2	0	0	5	0

572	302	211	626	420	2,753	356

370	46	1,208	618	566	5,635	156

238	46	537	387	269	2,589	182

45	0	32	36	87	609	27

86	15	35	37	87	847	129

38	13	21	22	43	400	17

15	0	11	12	29	203	9

29	5	12	12	29	282	43

7	0	292	147	18	311	2

0	0	0	0	0	102	0

6	1	19	11	7	84	4

3	0	2	2	0	0	2

0	0	0	0	2	0	0

837	126	2,169	1,284	1,137	11,062	571

$(265)	$176	$(1,958)	$(658)	$(717)	$(8,309)	$(215)

8,980	330	5,562	5,758	4,578	101,541	5,539

0	0	512	0	0	(3,152)	0

0	0	0	0	0	(4,176)	0

(1,456)	0	0	(1,001)	(673)	(932)	(1,204)

0	0	0	0	0	39	0

22,973	1,531	7,885	3,756	13,172	98,254	5,986

0	0	(366)	(1)	0	(1,981)	0

0	0	0	3	4	(7)	2

30,497	1,861	13,593	8,515	17,081	189,586	10,323

$30,232	$2,037	$11,635	$7,857	$16,364	$181,277	$10,108

See accompanying notes  |  12.31.05  |  Allianz Funds Semi-Annual Report   29

Statements of Changes in Net Assets
Amounts in thousands

	NACM Global Fund		NACM International Fund		NACM Pacific Rim Fund

Increase (Decrease) in Net Assets from:	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005

Operations:
Net investment income (loss)	$(98)	$(31)	$(76)	$819	$(265)	$(95)

Net realized gain (loss)	496	690	4,033	1,068	7,524	1,948

Net change in unrealized appreciation/depreciation	1,605	379	15,141	387	22,973	2,104

Net increase (decrease) resulting from operations	2,003	1,038	19,098	2,274	30,232	3,957

Distributions to Shareholders:

From net investment income

Class A	0	0	(378)	(2)	(142)	0

Class B	0	0	0	0	0	0

Class C	0	0	(116)	(1)	0	0

Other Classes	0	0	(476)	(221)	(236)	0

From net realized capital gains

Class A	(231)	(84)	(1,203)	0	(1,391)	(286)

Class B	(309)	(72)	0	0	(566)	(104)

Class C	(315)	(114)	(594)	0	(1,098)	(182)

Other Classes	(13)	(66)	(1,651)	(397)	(1,148)	(70)

Total Distributions to Shareholders	(868)	(336)	(4,418)	(621)	(4,581)	(642)

Fund Share Transactions:

Shares sold
Class A	2,418	2,641	33,569	17,104	17,464	14,552

Class B	4,235	2,943	0	0	8,256	4,962

Class C	3,100	3,977	15,857	10,209	14,417	8,183

Other Classes	244	72	30,275	34,063	28,524	9,198

Issued in reinvestment of distributions
Class A	210	78	1,201	2	1,092	208

Class B	238	54	0	0	398	75

Class C	233	92	572	1	535	83

Other Classes	12	66	2,127	618	1,343	56

Cost of shares redeemed
Class A	(412)	(618)	(2,358)	(676)	(3,142)	(11,883)

Class B	(769)	(420)	0	0	(1,927)	(2,793)

Class C	(768)	(835)	(1,240)	(1,268)	(2,092)	(4,532)

Other Classes	(1,190)	(573)	(6,024)	(1,490)	(1,480)	(13,861)

Net increase (decrease) from Fund share transactions	7,551	7,477	73,979	58,563	63,388	4,248

Fund Redemption Fees	3	4	3	6	5	20

Total Increase (Decrease) in Net Assets	8,689	8,183	88,662	60,222	89,044	7,583

Net Assets:
Beginning of period	13,856	5,673	70,477	10,255	55,653	48,070

End of period*	$22,545	$13,856	$159,139	$70,477	$144,697	$55,653

* Including undistributed (dividends in excess of) net investment income of:	$422	$520	$(376)	$670	$(294)	$349

30   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

NFJ International Value Fund		RCM Biotechnology Fund		RCM Global Healthcare Fund		RCM Global Small-Cap Fund

Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005

$176	$92	$(1,958)	$(4,536)	$(658)	$(651)	$(717)	$(445)

330	269	6,074	24,736	4,757	(1,335)	3,905	4,062

1,531	168	7,519	(37,884)	3,758	4,305	13,176	5,339

2,037	529	11,635	(17,684)	7,857	2,319	16,364	8,956

(59)	(4)	0	0	0	0	0	0

0	0	0	0	0	0	0	0

(16)	(1)	0	0	0	0	0	0

(1)	(97)	0	0	0	0	0	0

(148)	0	0	0	0	0	0	0

0	0	0	0	0	0	0	0

(73)	0	0	0	0	0	0	0

(7)	(326)	0	0	0	0	0	0

(304)	(428)	0	0	0	0	0	0

17,719	1,009	5,302	10,659	2,906	10,812	17,228	18,233

0	0	930	2,872	729	3,212	12,393	13,101

8,759	353	1,759	3,618	955	3,976	11,154	13,185

470	109	7,516	21,298	6,117	12,643	7,311	13,262

174	4	0	0	0	0	0	0

0	0	0	0	0	0	0	0

72	1	0	0	0	0	0	0

6	412	0	0	0	0	0	0

(543)	(2)	(4,313)	(8,768)	(6,219)	(6,606)	(3,013)	(4,713)

0	0	(1,163)	(2,739)	(1,411)	(2,988)	(3,241)	(3,797)

(368)	(3)	(2,332)	(3,822)	(1,580)	(4,027)	(4,797)	(7,805)

(2,340)	(30)	(45,769)	(100,637)	(29,016)	(56,665)	(3,286)	(9,696)

23,949	1,853	(38,070)	(77,519)	(27,519)	(39,643)	33,749	31,770

2	0	11	74	14	18	28	28

25,684	1,954	(26,424)	(95,129)	(19,648)	(37,306)	50,141	40,754

3,881	1,927	261,545	356,674	164,108	201,414	90,573	49,819

$29,565	$3,881	$235,121	$261,545	$144,460	$164,108	$140,714	$90,573

$162	$62	$(1,958)	$0	$(740)	$(82)	$(756)	$(39)

See accompanying notes  |12.31.05  |  Allianz Funds Semi-Annual Report   31

Statements of Changes in Net Assets (cont.)
Amounts in thousands

	RCM Global Technology Fund		RCM International Growth Equity Fund

Increase (Decrease) in Net Assets from:	Six months end December 31, 2005 (unaudited)	Year ended June 30, 2005	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005

Operations:

Net investment income (loss)	$(8,309)	$(6,898)	$(215)	$489

Net increase from repayments by Investment Manager	0	13	0	0

Net realized gain	93,281	55,125	4,335	18,259

Payments from Affiliates**	39	0	0	0

Net change in unrealized appreciation/depreciation	96,266	(37,848)	5,988	(10,726)

Net increase resulting from operations	181,277	10,392	10,108	8,022

Distributions to Shareholders:

From net investment income
Class A	0	0	(203)	(97)

Class B	0	0	(74)	(36)

Class C	0	0	(233)	(208)

Other Classes	0	0	(136)	(503)

From net realized capital gains
Class A	0	0	0	0

Class B	0	0	0	0

Class C	0	0	0	0

Other Classes	0	0	0	0

Total Distributions to Shareholders	0	0	(646)	(844)

Fund Share Transactions:

Shares sold
Class A	67,481	63,323	1,268	5,189

Class B	3,341	4,242	1,653	2,924

Class C	9,789	12,134	1,322	3,513

Other Classes	142,584	218,515	1,230	6,792

Issued in reorganization
Class A	0	196,968	0	0

Class B	0	159,719	0	0

Class C	0	208,057	0	0

Other Classes	0	39,029	0	0

Issued in reinvestment of distributions
Class A	0	0	182	86

Class B	0	0	60	30

Class C	0	0	205	185

Other Classes	0	0	130	499

Cost of shares redeemed
Class A	(66,109)	(49,869)	(1,476)	(2,912)

Class B	(29,918)	(7,584)	(1,530)	(1,924)

Class C	(34,609)	(10,723)	(3,593)	(9,404)

Other Classes	(103,076)	(206,452)	(1,048)	(46,976)

Net increase (decrease) from Fund share transactions	(10,517)	627,359	(1,597)	(41,998)

Fund Redemption Fees	97	127	2	7

Total Increase (Decrease) in Net Assets	170,857	637,878	7,867	(34,813)

Net Assets:

Beginning of period	1,165,363	527,485	57,986	92,799

End of period*	$1,336,220	$1,165,363	$65,853	$57,986

* Including dividends in excess of net investment income of:	$(8,450)	$(141)	$(881)	$(20)

** See Note 9

32   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

(This Page Intentionally Left Blank)

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Change in Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income

NACM Global Fund

Class A
12/31/2005†	$15.43	$(0.05)	$2.00	$1.95	$0.00

06/30/2005	14.23	0.00	1.80	1.80	0.00

06/30/2004	11.71	(0.03)	3.49	3.46	0.00

07/19/2002 - 06/30/2003	10.00	(0.06)	1.80	1.74	(0.03)

Class B
12/31/2005†	$15.09	$(0.11)	$1.96	$1.85	$0.00

06/30/2005	14.03	(0.10)	1.76	1.66	0.00

06/30/2004	11.64	(0.14)	3.47	3.33	0.00

07/19/2002 - 06/30/2003	10.00	(0.12)	1.79	1.67	(0.03)

Class C
12/31/2005†	$15.13	$(0.11)	$1.96	$1.85	$0.00

06/30/2005	14.05	(0.10)	1.78	1.68	0.00

06/30/2004	11.66	(0.15)	3.48	3.33	0.00

07/19/2002 - 06/30/2003	10.00	(0.12)	1.78	1.66	0.00

NACM International Fund

Class A
12/31/2005†	$16.24	$(0.03)	$3.60	$3.57	$(0.15)

10/29/2004 - 06/30/2005	14.81	0.32	1.20	1.52	(0.09)

Class C
12/31/2005†	$16.17	$(0.09)	$3.57	$3.48	$(0.09)

10/29/2004 - 06/30/2005	14.81	0.27	1.17	1.44	(0.08)

NACM Pacific Rim Fund

Class A
12/31/2005†	$9.97	$(0.02)	$3.91	$3.89	$(0.04)

06/30/2005	9.23	0.01	0.86	0.87	0.00

06/30/2004	6.28	(0.03)	2.94	2.91	0.00

07/31/2002 - 06/30/2003	6.86	0.02	(0.60)	(0.58)	0.00

Class B
12/31/2005†	$9.80	$(0.06)	$3.83	$3.77	$0.00 (z)

06/30/2005	9.14	(0.06)	0.85	0.79	0.00

06/30/2004	6.26	(0.10)	2.94	2.84	0.00

07/31/2002 - 06/30/2003	6.86	0.00	(0.60)	(0.60)	0.00

Class C
12/31/2005†	$9.75	$(0.06)	$3.81	$3.75	$0.00 (z)

06/30/2005	9.09	(0.06)	0.85	0.79	0.00

06/30/2004	6.23	(0.10)	2.92	2.82	0.00

07/31/2002 - 06/30/2003	6.86	(0.05)	(0.58)	(0.63)	0.00

NFJ International Value Fund

Class A
12/31/2005†	$15.36	$0.21	$2.19	$2.40	$(0.07)

03/31/2005 - 06/30/2005	15.21	0.13	0.12	0.25	(0.10)

Class C
12/31/2005†	$15.35	$0.17	$2.16	$2.33	$(0.05)

03/31/2005 - 06/30/2005	15.21	0.11	0.12	0.23	(0.09)

RCM Biotechnology Fund

Class A
12/31/2005†	$24.60	$(0.19)	$1.22	$1.03	$0.00

06/30/2005	25.68	(0.35)	(0.74)	(1.09)	0.00

06/30/2004	21.24	(0.38)	4.81	4.43	0.00

06/30/2003	15.97	(0.26)	5.53	5.27	0.00

02/05/2002 - 06/30/2002	23.47	(0.11	(7.39)	(7.50)	0.00

†	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding tax expense is 1.85%.
(c)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 2.30%.
(d)	Ratio of expenses to average net assets excluding tax expense is 2.60%.
(e)	Ratio of expenses to average net assets excluding trustees’ and tax expense is 1.51%.
(f)	Ratio of expenses to average net assets excluding trustees’ and tax expense is 2.26%.
(g)	Ratio of expenses to average net assets excluding trustees’ expense is 1.60%.
(h)	Ratio of expenses to average net assets excluding tax and interest expense is 1.85%.
(i)	Ratio of expenses to average net assets excluding tax and interest expense is 2.60%.
(j)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 30.13%.
(k)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 16.95%.
(l)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 26.95%.

34   Allianz Funds Semi-Annual Report   |  12.31.05  |  See accompanying notes

Distributions from Net Realized Capital Gains	Total Distributions	Fund Redemption Fees (a)		Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(0.68)	$(0.68)	$0.00		$16.70	12.66%	$6,242	1.46	%* (t)	(0.63	)%*	64%

(0.61)	(0.61)	0.01		15.43	12.87	3,701	1.57	(s)(e)	0.01		148

(0.95)	(0.95)	0.01		14.23	30.48	1,421	1.56	(m)	(0.21)		203

0.00	(0.03)	0.00		11.71	17.48	61	1.55	* (j)	(0.56	)*	260

$(0.68)	$(0.68)	$0.00		$16.26	12.28%	$8,158	2.21	%* (u)	(1.38	)%*	64%

(0.61)	(0.61)	0.01		15.09	12.04	4,098	2.31	(s)(f)	(0.71)		148

(0.95)	(0.95)	0.01		14.03	29.51	1,361	2.31	(c)	(1.06)		203

0.00	(0.03)	0.00		11.64	16.69	40	2.30	* (k)	(1.18	)*	260

$(0.68)	$(0.68)	$0.00		$16.30	11.14%	$7,785	2.21	%* (u)	(1.37	)%*	64%

(0.61)	(0.61)	0.01		15.13	12.16	4,831	2.32	(s)(f)	(0.71)		148

(0.95)	(0.95)	0.01		14.05	29.45	1,369	2.31	(c)	(1.09)		203

0.00	0.00	0.00		11.66	16.61	79	2.30	* (l)	(1.15	)*	260

$(0.51)	$(0.66)	$0.00		$19.15	22.04%	$52,711	1.45	%* (v)	(0.28	)%*	62%

0.00	(0.09)	0.00		16.24	10.30	16,358	1.45	*	3.02	*	107

$(0.51)	$(0.60)	$0.00		$19.05	21.60%	$26,091	2.19	%* (w)	(1.03	)%*	62%

0.00	(0.08)	0.00		16.17	9.77	8,844	2.20	*	2.49	*	107

$(0.44)	$(0.48)	$0.00		$13.38	39.22%	$48,067	1.76	%* (x)	(0.30	)%*	73%

(0.13)	(0.13)	0.00		9.97	9.49	23,351	1.94	(r)(s)	0.10		101

0.00	0.00	0.04		9.23	46.97	18,824	1.87	(b)	(0.33)		118

0.00	0.00	0.00		6.28	(8.45)	168	1.89	* (h)	0.29	*	264

$(0.44)	$(0.44)	$0.00		$13.13	38.63%	$20,172	2.50	%* (y)	(1.05	)%*	73%

(0.13)	(0.13)	0.00		9.80	8.70	9,844	2.69	(q)(s)	(0.61)		101

0.00	0.00	0.04		9.14	46.01	7,101	2.61	(d)	(1.09)		118

0.00	0.00	0.00		6.26	(8.75)	79	2.64	* (i)	(0.08	)*	264

$(0.44)	$(0.44)	$0.00		$13.06	37.25%	$37,119	2.50	%* (y)	(1.05	)%*	73%

(0.13)	(0.13)	0.00		9.75	8.75	17,268	2.69	(q)(s)	(0.62)		101

0.00	0.00	0.04		9.09	45.91	12,661	2.61	(d)	(1.11)		118

0.00	0.00	0.00		6.23	(9.18)	141	2.64	* (i)	(1.03	)*	264

$(0.15)	$(0.22)	$0.00	(z)	$17.54	15.67%	$19,451	1.45	%* (1)	2.42	%*	10%

0.00	(0.10)	0.00		15.36	1.62	1,009	1.34	* (n)	3.51	*	61

$(0.15)	$(0.20)	$0.00	(z)	$17.48	15.19%	$9,260	2.18	%* (2)	2.03	%*	10%

0.00	(0.09)	0.00		15.35	1.52	351	2.03	* (n)	3.07	*	61

$0.00	$0.00	$0.00	(z)	$25.63	4.19%	$16,411	1.57	%* (m)	(1.41	)%*	81%

0.00	0.00	0.01		24.60	(4.21)	14,849	1.60	(o)(p)	(1.44)		139

0.00	0.00	0.01		25.68	20.90	13,877	1.61	(g)	(1.58)		121

0.00	0.00	0.00		21.24	33.00	4,616	1.61	(g)	(1.45)		145

0.00	0.00	0.00		15.97	(31.96)	484	1.60	*	(1.42	)*	76

(m)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.55%.
(n)	Effective May 1, 2005, the Fund paid an Advisory Fee of 0.60%.
(o)	Ratio of expenses to average net assets excluding trustees’ expense is 1.59%.
(p)	Effective April 1, 2005, the Administration Fee was reduced by 0.05%.
(q)	Ratio of expenses to average net assets excluding trustees’, interest and tax expense is 2.57%.
(r)	Ratio of expenses to average net assets excluding trustees’, interest and tax expense is 1.82%.
(s)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(t)	Ratio of expenses to average net assets excluding trustees’ expense is 1.45%.
(u)	Ratio of expenses to average net assets excluding trustees’ expense is 2.20%.
(v)	Ratio of expenses to average net assets excluding trustees’ expense is 1.44%.
(w)	Ratio of expenses to average net assets excluding trustees’ expense is 2.18%.
(x)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.75%.
(y)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 2.49%.
(z)	Amount less than $.01.
(1)	Ratio of expenses to average net assets excluding trustees’ expense is 1.43%.
(2)	Ratio of expenses to average net assets excluding trustees’ expense is 2.17%.

See accompanying notes   |  12.31.05  |  Allianz Funds Semi-Annual Report  35

Financial Highlights (cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Loss (a)	Net Realized and Change in Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income

RCM Biotechnology Fund (cont.)
Class B
12/31/2005†	$23.98	$(0.28)	$1.19	$0.91	$0.00

06/30/2005	25.21	(0.52)	(0.72)	(1.24)	0.00

06/30/2004	21.02	(0.55)	4.73	4.18	0.00

06/30/2003	15.92	(0.38)	5.48	5.10	0.00

02/05/2002 - 06/30/2002	23.47	(0.15)	(7.40)	(7.55)	0.00

Class C
12/31/2005†	$23.98	$(0.28)	$1.19	$0.91	$0.00

06/30/2005	25.22	(0.52)	(0.73)	(1.25)	0.00

06/30/2004	21.02	(0.55)	4.74	4.19	0.00

06/30/2003	15.92	(0.39)	5.49	5.10	0.00

02/05/2002 - 06/30/2002	23.47	(0.15)	(7.40)	(7.55)	0.00

RCM Global Healthcare Fund
Class A
12/31/2005†	$21.19	$(0.08)	$1.18	$1.10	$0.00

06/30/2005	20.80	(0.05)	0.44	0.39	0.00

06/30/2004	18.64	(0.18)	2.34	2.16	0.00

06/30/2003	16.24	(0.14)	2.54	2.40	0.00

02/05/2002 - 06/30/2002	19.17	(0.07)	(2.86)	(2.93)	0.00

Class B
12/31/2005†	$20.64	$(0.16)	$1.16	$1.00	$0.00

06/30/2005	20.41	(0.21)	0.44	0.23	0.00

06/30/2004	18.43	(0.33)	2.31	1.98	0.00

06/30/2003	16.19	(0.26)	2.50	2.24	0.00

02/05/2002 - 06/30/2002	19.17	(0.12)	(2.86)	(2.98)	0.00

Class C
12/31/2005†	$20.64	$(0.16)	$1.16	$1.00	$0.00

06/30/2005	20.42	(0.21)	0.43	0.22	0.00

06/30/2004	18.44	(0.33)	2.31	1.98	0.00

06/30/2003	16.20	(0.26)	2.50	2.24	0.00

02/05/2002 - 06/30/2002	19.17	(0.12)	(2.85)	(2.97)	0.00

RCM Global Small-Cap Fund
Class A
12/31/2005†	$22.48	$(0.13)	$3.72	$3.59	$0.00

06/30/2005	19.63	(0.08)	2.92	2.84	0.00

06/30/2004	13.55	(0.11)	6.18	6.07	0.00

06/30/2003	13.24	(0.09)	0.40	0.31	0.00

02/05/2002 - 06/30/2002	13.10	(0.03)	0.17	0.14	0.00

Class B
12/31/2005†	$21.99	$(0.21)	$3.64	$3.43	$0.00

06/30/2005	19.35	(0.23)	2.86	2.63	0.00

06/30/2004	13.45	(0.23)	6.12	5.89	0.00

06/30/2003	13.20	(0.17)	0.42	0.25	0.00

02/05/2002 - 06/30/2002	13.10	(0.06)	0.16	0.10	0.00

Class C
12/31/2005†	$21.98	$(0.21)	$3.64	$3.43	$0.00

06/30/2005	19.34	(0.25)	2.88	2.63	0.00

06/30/2004	13.44	(0.24)	6.13	5.89	0.00

06/30/2003	13.19	(0.17)	0.42	0.25	0.00

02/05/2002 - 06/30/2002	13.10	(0.07)	0.16	0.09	0.00

†	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest expense is 1.85%.
(c)	Ratio of expenses to average net assets excluding interest expense is 2.60%.
(d)	Ratio of expenses to average net assets excluding trustees’ expense is 1.85%.
(e)	Ratio of expenses to average net assets excluding trustees’ expense is 2.35%.
(f)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 2.35%.
(g)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 2.60%.
(h)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.60%.
(i)	Ratio of expenses to average net assets excluding trustees’ and tax expense is 2.57%.
(j)	Ratio of expenses to average net assets excluding trustees’ and tax expense is 2.56%.

36  Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Distributions from Net Realized Capital Gains	Total Distributions	Fund Redemption Fees (a)		Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$0.00	$0.00	$0.00	(p)	$24.89	3.79%	$7,976	2.32	%* (q)	(2.16	)%*	81%

0.00	0.00	0.01		23.98	(4.88)	7,896	2.35	(n)(o)	(2.20)		139

0.00	0.00	0.01		25.21	19.93	8,215	2.36	(e)	(2.32)		121

0.00	0.00	0.00		21.02	32.04	1,949	2.36	(e)	(2.20)		145

0.00	0.00	0.00		15.92	(32.17)	328	2.35	*	(2.13	)*	76

$0.00	$0.00	$0.00	(p)	$24.89	3.79%	$8,138	2.32	%* (q)	(2.16	)%*	81%

0.00	0.00	0.01		23.98	(4.92)	8,422	2.35	(n)(o)	(2.20)		139

0.00	0.00	0.01		25.22	19.98	9,248	2.36	(e)	(2.32)		121

0.00	0.00	0.00		21.02	32.04	3,935	2.36	(e)	(2.19)		145

0.00	0.00	0.00		15.92	(32.17)	448	2.35	*	(2.13	)*	76

$0.00	$0.00	$0.00	(p)	$22.29	5.19%	$16,324	1.57	%* (r)	(0.76	)%*	111%

0.00	0.00	0.00		21.19	1.88	18,752	1.60	(m)(n)	(0.25)		210

0.00	0.00	0.00		20.80	11.59	14,308	1.62	(h)	(0.92)		257

0.00	0.00	0.00		18.64	14.78	4,892	1.60		(0.89)		151

0.00	0.00	0.00		16.24	(15.28)	730	1.60	*	(1.06	)*	145

$0.00	$0.00	$0.00	(p)	$21.64	4.85%	$9,490	2.31	%* (q)	(1.50	)%*	111%

0.00	0.00	0.00		20.64	1.13	9,725	2.35	(n)(o)	(1.02)		210

0.00	0.00	0.00		20.41	10.74	9,427	2.37	(f)	(1.68)		257

0.00	0.00	0.00		18.43	13.84	3,684	2.35		(1.65)		151

0.00	0.00	0.00		16.19	(15.54)	849	2.35	*	(1.75	)*	145

$0.00	$0.00	$0.00	(p)	$21.64	3.81%	$9,707	2.31	%* (q)	(1.50	)%*	111%

0.00	0.00	0.00		20.64	1.08	9,875	2.35	(n)(o)	(1.02)		210

0.00	0.00	0.00		20.42	10.74	9,859	2.37	(f)	(1.68)		257

0.00	0.00	0.00		18.44	13.83	3,051	2.35		(1.66)		151

0.00	0.00	0.00		16.20	(15.49)	922	2.35	*	(1.78	)*	145

$0.00	$0.00	$0.01		$26.08	16.06%	$44,623	1.76	%* (s)	(1.02	)%*	41%

0.00	0.00	0.01		22.48	14.52	25,389	1.84	(k)(l)	(0.38)		96

0.00	0.00	0.01		19.63	44.87	9,613	1.85		(0.63)		111

0.00	0.00	0.00		13.55	2.34	683	1.86	(d)	(0.78)		183

0.00	0.00	0.00		13.24	1.07	179	1.87	* (b)	(0.48	)*	326

$0.00	$0.00	$0.01		$25.43	15.69%	$30,127	2.51	%* (t)	(1.76	)%*	41%

0.00	0.00	0.01		21.99	13.64	17,637	2.59	(j)(l)	(1.11)		96

0.00	0.00	0.01		19.35	43.87	6,945	2.60		(1.29)		111

0.00	0.00	0.00		13.45	1.89	546	2.62	(g)	(1.44)		183

0.00	0.00	0.00		13.20	0.76	53	2.62	* (c)	(1.13	)*	326

$0.00	$0.00	$0.01		$25.42	15.65%	$28,844	2.51	%* (t)	(1.77	)%*	41%

0.00	0.00	0.01		21.98	13.65	19,212	2.60	(l)(i)	(1.22)		96

0.00	0.00	0.01		19.34	43.90	11,833	2.60		(1.35)		111

0.00	0.00	0.00		13.44	1.90	965	2.62	(c)	(1.48)		183

0.00	0.00	0.00		13.19	0.69	419	2.63	* (c)	(1.28	) *	326

(k)	Ratio of expenses to average net assets excluding trustees’ and tax expense is 1.81%.
(l)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(m)	Ratio of expenses to average net assets excluding trustees’ expense is 1.59%.
(n)	Effective April 1, 2005, the Administration Fee was reduced by 0.05%.
(o)	Ratio of expenses to average net assets excluding trustees’ expense is 2.34%.
(p)	Amount is less than $.01.
(q)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 2.30%.
(r)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.55%.
(s)	Ratio of expenses to average net assets excluding trustees’ expense is 1.75%.
(t)	Ratio of expenses to average net assets excluding trustees’ expense is 2.50%.

See accompanying notes  |  12.31.05  |  Allianz Funds Semi-Annual Report  37

Financial Highlights (cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Change in Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income

RCM Global Technology Fund
Class A
12/31/2005†	$33.61	$(0.22)	$5.58	$5.36	$0.00

06/30/2005	32.53	(0.39)	1.46	1.07	0.00

06/30/2004	24.49	(0.47)	8.51	8.04	0.00

06/30/2003	20.66	(0.26)	4.09	3.83	0.00

02/05/2002 - 06/30/2002	27.40	(0.13)	(6.61)	(6.74)	0.00

Class B
12/31/2005†	$32.75	$(0.35)	$5.43	$5.08	$0.00

06/30/2005	31.94	(0.55)	1.36	0.81	0.00

06/30/2004	24.22	(0.69)	8.41	7.72	0.00

06/30/2003	20.59	(0.41)	4.04	3.63	0.00

02/05/2002 - 06/30/2002	27.40	(0.20)	(6.61)	(6.81)	0.00

Class C
12/31/2005†	$32.73	$(0.35)	$5.42	$5.07	$0.00

06/30/2005	31.91	(0.57)	1.38	0.81	0.00

06/30/2004	24.20	(0.69)	8.40	7.71	0.00

06/30/2003	20.60	(0.41)	4.01	3.60	0.00

02/05/2002 - 06/30/2002	27.40	(0.19)	(6.61)	(6.80)	0.00

RCM International Growth Equity Fund
Class A
12/31/2005†	$9.96	$(0.01)	$1.81	$1.80	$(0.17)

06/30/2005	9.30	0.11	0.64	0.75	(0.09)

06/30/2004	7.41	0.04	1.95	1.99	(0.10)

06/30/2003	8.33	0.06	(0.92)	(0.86)	(0.06)

02/05/2002 - 06/30/2002	8.32	0.04	(0.03)	0.01	0.00

Class B
12/31/2005†	$9.80	$(0.05)	$1.77	$1.72	$(0.11)

06/30/2005	9.19	0.03	0.64	0.67	(0.06)

06/30/2004	7.37	(0.02)	1.91	1.89	(0.08)

06/30/2003	8.30	0.00	(0.90)	(0.90)	(0.03)

02/05/2002 - 06/30/2002	8.32	0.01	(0.03)	(0.02)	0.00

Class C
12/31/2005†	$9.81	$(0.05)	$1.78	$1.73	$(0.08)

06/30/2005	9.20	0.02	0.65	0.67	(0.06)

06/30/2004	7.37	(0.02)	1.92	1.90	(0.07)

06/30/2003	8.30	0.00	(0.90)	(0.90)	(0.03)

02/05/2002 - 06/30/2002	8.32	0.01	(0.03)	(0.02)	0.00

†	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding interest and non-recurring charge expense is 1.45%.
(c)	Ratio of expenses to average net assets excluding interest and non-recurring charge expense is 2.20%.
(d)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 2.20%.
(e)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.45%.
(f)	Ratio of expenses to average net assets excluding trustees’, interest and tax expense is 1.42%.
(g)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(h)	Ratio of expenses to average net assets excluding trustees’, interest and tax expense is 2.17%.
(i)	Ratio of expenses to average net assets excluding trustees’, interest and tax expense is 2.18%.
(j)	Ratio of expenses to average net assets excluding trustees’ expense is 1.75%.
(k)	Ratio of expenses to average net assets excluding interest expense is 1.75%.
(l)	Ratio of expenses to average net assets excluding trustees’ expense is 1.70%.
(m)	Amount is less than $.01.
(n)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.62%.
(o)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 2.37%.
(p)	Ratio of expenses to average net assets excluding dividends on securities sold short 1.61%
(q)	Ratio of expenses to average net assets excluding dividends on securities sold short 2.36%
(r)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.36%.
(s)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 2.11%.

38  Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Distributions from Net Realized Capital Gains	Total Distributions	Fund Redemption Fees (a)		Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$0.00	$0.00	$0.00	(m)	$38.97	15.95%	$341,619	1.63	%* (n)(p)	(1.19)%*	144%

0.00	0.00	0.01		33.61	3.32	293,550	1.71	(l)(g)	(1.19)	238

0.00	0.00	0.00		32.53	32.83	82,736	1.76	(j)	(1.54)	206

0.00	0.00	0.00		24.49	18.54	28,449	1.76	(k)	(1.32)	237

0.00	0.00	0.00		20.66	(24.60)	710	1.75	*	(1.45)*	343

$0.00	$0.00	$0.00	(m)	$37.83	15.48%	$158,381	2.38	%* (o)(q)	(1.94)%*	144%

0.00	0.00	0.00		32.75	2.54	161,675	2.40	(g)	(1.69)	238

0.00	0.00	0.00		31.94	31.87	7,585	2.50		(2.29)	206

0.00	0.00	0.00		24.22	17.63	1,651	2.50		(2.08)	237

0.00	0.00	0.00		20.59	(24.85)	146	2.50	*	(2.18)*	343

$0.00	$0.00	$0.00	(m)	$37.80	15.49%	$227,271	2.38	%* (o)(q)	(1.94)%*	144%

0.00	0.00	0.01		32.73	2.57	219,872	2.40	(g)	(1.74)	238

0.00	0.00	0.00		31.91	31.86	13,199	2.50		(2.27)	206

0.00	0.00	0.00		24.20	17.48	2,244	2.50		(2.08)	237

0.00	0.00	0.00		20.60	(24.82)	298	2.50	*	(2.15)*	343

$0.00	$(0.17)	$0.00	(m)	$11.59	18.05%	$14,352	1.37	%* (r)	(0.23)%*	49%

0.00	(0.09)	0.00		9.96	8.09	12,370	1.53	(f)(g)	1.08	138

0.00	(0.10)	0.00		9.30	26.87	9,346	1.49	(e)	0.47	90

0.00	(0.06)	0.00		7.41	(10.28)	8,521	1.51	(e)	0.87	86

0.00	0.00	0.00		8.33	0.12	6,283	1.76	* (b)	1.08 *	261

$0.00	$(0.11)	$0.00	(m)	$11.41	17.56%	$7,792	2.12	%* (s)	(0.99)%*	49%

0.00	(0.06)	0.00		9.80	7.30	6,542	2.28	(g)(h)	0.36	138

0.00	(0.08)	0.01		9.19	25.78	5,230	2.24	(d)	(0.18)	90

0.00	(0.03)	0.00		7.37	(10.86)	3,272	2.27	(d)	(0.05)	86

0.00	0.00	0.00		8.30	(0.24)	4,245	2.49	* (c)	0.27 *	261

$0.00	$(0.08)	$0.00	(m)	$11.46	17.59%	$35,877	2.12	%* (s)	(0.97)%*	49%

0.00	(0.06)	0.00		9.81	7.25	32,649	2.29	(g)(i)	0.23	138

0.00	(0.07)	0.00		9.20	25.85	36,147	2.24	(d)	(0.27)	90

0.00	(0.03)	0.00		7.37	(10.85)	29,581	2.27	(d)	(0.05)	86

0.00	0.00	0.00		8.30	(0.24)	37,463	2.49	* (c)	0.27 *	261

See accompanying notes  |  12.31.05  |  Allianz Funds Semi-Annual Report  39

Notes to Financial Statements (unaudited)
December 31, 2005

1. Organization
Allianz Funds (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Massachusetts business trust. The Trust currently consists of thirty-two separate investment funds (the “Funds”). The Trust may offer up to seven classes of shares: Institutional, Administrative, A, B, C, D and R. Information presented in these financial statements pertains to the A, B, and C Classes (the “Retail Classes”) of the Trust. Certain detailed financial information for the Institutional, Administrative, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, or persons acting at their direction pursuant to procedures approved by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

          Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

          Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open, or if no sales are reported, as is the case for most securities traded over-the counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The market value for NASDAQ National Market and SmallCap securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price.

          The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Fund’s NAV is calculated. With respect to certain foreign securities, the Funds may fair value securities using modeling tools provided by third-party vendors. The Funds retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared and distributed to shareholders annually. Net long-term capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

          Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

          Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multi-Class Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income, non-class specific expenses, and realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Funds are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of

40  Allianz Funds Semi-Annual Report  |  12.31.05

currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Foreign Taxes on Dividends. Dividend income in the Statements of Operations is shown net of foreign taxes withheld on dividends from foreign securities. Foreign taxes withheld were as follows: NACM Global Fund — $1,463; NACM International Fund — $29,766; NACM Pacific Rim Fund — $45,010; NFJ International Fund — $17,369; RCM Global Healthcare Fund — $1,213; RCM Global Small-Cap Fund — $19,102; RCM Global Technology Fund -—$29,720; and RCM International Growth Equity Fund — $19,060.

Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment adviser) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts, and believe the risk of loss to be remote.

Options Contracts. Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

          Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Securities Lending. Each Fund may engage in securities lending. The loans are secured by collateral at least equal, at all times, to the market value of the loaned securities. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Security lending income is disclosed as such in the Statements of Operations. Income generated from the investment of cash collateral, less negotiated rebate fees paid to borrowers and transaction costs, is divided between the Fund and Dresdner Bank AG, an affiliate. The amount paid to Dresdner Bank AG for the period ended December 31, 2005 was $169,047. Cash collateral received for securities on loan is invested in securities identified in the Schedule of Investments and the corresponding liability is recognized as such in the Statements of Assets and Liabilities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders’, administration and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Fund also bears the risk of loss in the event the securities purchased with cash collateral depreciate in value. Dresdner Bank AG, a direct subsidiary to Allianz AG, is the securities lending agent for the Trust.

Short Sales. Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, is reflected as a liability in the Statement of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

12.31.05  |  Allianz Funds Semi-Annual Report  41

Notes to Financial Statements (unaudited) (cont.)
December 31, 2005

3. Fees, Expenses, and Related Party Transactions
Investment Advisory Fee. Allianz Global Investors Fund Management LLC (“AGIFM”) is an indirect subsidiary of Allianz Global Investors of America L.P. and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at the annual rate as noted in the table below.

          Each of the Funds also have a sub-advisor, which under supervision of AGIFM, directs the investments of the Fund’s assets. The advisory fees received by the Adviser are paid all or in part to the sub-advisors in accordance with the portfolio management agreements.

Administration Fee. The Adviser provides administrative services to the Trust for which it receives from each Fund a monthly administration fee. The Administration Fee for all classes is charged at an annual rate as noted in the following table:

	Investment Advisory Fee	Administration Fee*

	All Classes	Inst’l Class(1)		Admin. Class(1)		Class A, B and C(2)		Class D(2)		Class R(2)

NACM Global Fund	0.70%	0.35%		0.35%		0.50%		0.50%		0.50%
NACM International Fund	0.60%	0.45%		N/A		0.60%		0.60%		N/A
NACM Pacific Rim Fund	0.90%	0.45%		N/A		0.60%		0.60%		N/A
NFJ International Value Fund	0.60%	0.45%		N/A		0.60%		0.60%		N/A
RCM Biotechnology Fund	0.90%	N/A		N/A		0.40%		0.40%		N/A
RCM Global Healthcare Fund	0.80%	N/A		N/A		0.50%		0.50%		N/A
RCM Global Small-Cap Fund	1.00%	0.35%		N/A		0.50%		0.50%		N/A
RCM Global Technology Fund	0.90%	0.30	%(3)	0.30	%(3)	0.45	%(4)	0.45	%(4)	N/A
RCM International Growth Equity Fund	0.50%	0.45%		0.45%		0.60%		0.60%		N/A

(1)

Effective January 1, 2006 the Administrative Fee rate for Inst’l and Admin Classes is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $500 million, and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion.

(2)

The Administrative Fee rate for Classes A, B, C, D, R is subject to a reduction of 0.025% to extent the aggregate average daily net assets of the Fund exceed $500 million, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $5 billion, each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D, and R shares.

(3)

Effective January 1, 2006 the Administrative Fee rate for RCM Global Technology Fund Inst’l and Admin Classes is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion.

(4)

The Administrative Fee rate for RCM Global Technology Fund Classes A, B, C, D is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion, an additional 0.05% to the extent the aggregate average daily net assets of the Fund exceed $5 billion and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $7.5 billion, each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, and D shares.

*

Effective January 1, 2006, the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.

Redemption Fees. Investors in the Funds will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges). Redemption Fees will only be charged on shares redeemed or exchanged within 30 days of their acquisition (i.e., beginning on the 31st day after their acquisition, such shares will no longer be subject to the Redemption Fee), including shares acquired through exchanges. The Redemption Fees discussed above are effective for shares acquired (including shares acquired through exchange) on or after November 1, 2005. For shares acquired prior to November 1, 2005, the holding period for redemptions was 60 days.

          In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

          A new 30 day time period begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 20 days after the purchase of the Fund A shares, followed in 20 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange).

          Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by the Adviser, the Fund’s Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

          The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices, and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs.

42  Allianz Funds Semi-Annual Report  |  12.31.05

Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (“AGID”) and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class shares, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current period with no unreimbursed costs to be carried forward as of December 31, 2005.

          Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee (%)	Servicing Fee (%)

Class A
All Funds	–	0.25

Class B
All Funds	0.75	0.25

Class C
All Funds	0.75	0.25

Class D
All Funds	–	0.25

Class R
All Funds	0.25	0.25

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, B and C shares. For the period ended December 31, 2005, AGID received $345,795 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of AGIFM or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of AGIFM or the Trust, and any counsel or other experts retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the estimated annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

          AGIFM has agreed to waive a portion of the Funds’ advisory fees and administration fees to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to class):

	Inst’l Class	Admin. Class	Class A	Class B	Class C	Class R

NACM Global Fund	1.10%	1.35%	1.55%	2.30%	2.30%	1.80%

          AGIFM may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent that the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows (amounts in thousands):

				Six months ended
	6/30/2003	6/30/2004	6/30/2005		12/31/2005

NACM Global Fund	$84	$0	$0	$	—(1)

(1)    Amount less than a thousand.

Trustees, other than those affiliated with Allianz, Allianz Global Investors of America L.P. (“Allianz”), a Sub-Adviser, or Pacific Investment Management LLC (“Pacific Investment Management Company”), receive a quarterly retainer of $20,000 ($40,000 for the Chairman), plus $3,000 for each Board of Trustees meeting attended in person and $1,000 for each meeting attended telephonically. Each member of a Committee (other than the Valuation Committee) receives a $10,000 annual retainer per Committee. Each Committee Chairman (other than the Chairman of the Valuation Committee) receives an additional annual retainer of $3,000. In addition, the Chairman of the Board has the authority to cause the Funds to incur costs of up to $20,000 for any staff or other expenses the Chairman believes are required to support the position. If in the judgment of the Independent Trustees, it is necessary or appropriate for any Independent Trustee, including the Chairman, to perform services in connection with (i) extraordinary Fund activities or circumstances or actual or threatened litigation or (ii) an investigation of a regulatory or investment matter, the Trustee shall be compensated for such services at the rate of $2,500 per day plus reimbursement of reasonable expenses.

Trustees do not currently receive any pension or retirement benefits from the Trust or the Fund Complex, although certain former Trustees may receive compensation for providing advisory and consulting services to the Board of Trustees. The Trust has adopted a deferred compensation plan for the Trustees, which went into place during 1996, which permits the Trustees to defer their receipt of compensation from the Trust, at their election, in accordance with the terms of the plan. Under the plan, each Trustee may elect not to receive fees from the Trust on a current basis but to receive in a subsequent period an amount equal to the value of such

12.31.05  |  Allianz Funds Semi-Annual Report  43

Notes to Financial Statements (unaudited) (cont.)
December 31, 2005

fees if they had been invested in a Fund or Funds selected by the Trustees on the normal payment dates for such fees. As a result of this arrangement, the Trust, upon making the deferred payments, will be in substantially the same financial position as if the deferred fees had been paid on the normal payment dates and immediately reinvested in shares of the Fund(s) selected by the Trustees.

4. Purchases and Sales of Securities
The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. Purchases and sales of the non-U.S. Government/Agency securities (excluding short-term investments) for the period ended December 31, 2005, were as follows (amounts in thousands):

	Purchases	Sales

NACM Global Fund	$16,874	$10,714
NACM International Fund	123,398	59,201
NACM Pacific Rim Fund	111,126	59,318
NFJ International Value Fund	24,071	1,472
RCM Biotechnology Fund	208,393	246,926
RCM Global Healthcare Fund	166,621	193,425
RCM Global Small-Cap Fund	74,199	44,316
RCM Global Technology Fund	1,712,927	1,735,000
RCM International Growth Equity Fund	30,168	32,761

5. Transactions in Options Written
Transactions in options written were as follows (amounts in thousands):

	RCM Biotechnology Fund	RCM Global Healthcare Fund	RCM Global Technology Fund

	Premium

Balance at 6/30/2005	$512	$0	$1,397
Sales	0	7	12,336
Closing Buys	0	0	(5,371)
Expirations	0	0	(1,122)
Exercises	(512)	0	(263)

Balance at 12/31/2005	$0	$7	$6,977

6. Federal Income Tax Matters
As of December 31, 2005, the aggregate cost and the net unrealized appreciation (depreciation) of investments, options written and short sales for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Net Unrealized Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation (Depreciation)(1)

NACM Global Fund	$20,514	$2,449	$(171)	$(2,278)
NACM International Fund	156,791	17,333	(663)	16,670
NACM Pacific Rim Fund	136,721	27,906	(311)	27,595
NFJ International Value Fund	32,775	2,203	(209)	1,994
RCM Biotechnology Fund	299,715	38,730	(21,094)	17,636
RCM Global Healthcare Fund	151,501	11,562	(2,966)	8,596
RCM Global Small-Cap Fund	139,652	28,990	(2,042)	26,948
RCM Global Technology Fund	1,319,927	270,832	(14,699)	256,133
RCM International Growth Equity Fund	60,083	9,270	(601)	8,669

(1)

Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to PFIC mark-to-market, tax straddle deferrals, and wash sale loss deferrals for federal income tax purposes.

44  Allianz Funds Semi-Annual Report  |  12.31.05

7. Shares of Beneficial Interest
The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	NACM Global Fund				NACM International Fund				NACM Pacific Rim Fund

	Period Ended 12/31/2005		Year Ended 6/30/2005		Period Ended 12/31/2005		Year Ended 6/30/2005		Period Ended 12/31/2005		Year Ended 6/30/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Class A	146	$2,418	177	$2,641	1,812	$33,569	1,050	$17,104	1,444	$17,464	1,550	$14,552

Class B	264	4,235	199	2,943	0	0	0	0	678	8,256	522	4,962

Class C	192	3,100	274	3,977	863	15,857	626	10,209	1,223	14,417	859	8,183

Other Classes	15	244	5	72	1,620	30,275	2,132	34,063	2,430	28,524	932	9,198

Issued in reinvestment of distributions
Class A	13	210	5	78	63	1201	0	2	84	1,092	22	208

Class B	15	238	4	54	0	0	0	0	31	398	8	75

Class C	15	233	6	92	30	572	0	1	42	535	9	83

Other Classes	0	12	5	66	111	2,127	42	618	102	1,343	6	56

Cost of shares redeemed
Class A	(25)	(412)	(42)	(618)	(131)	(2,358)	(42)	(676)	(277)	(3,142)	(1,270)	(11,883)

Class B	(48)	(769)	(29)	(420)	0	0	0	0	(177)	(1,927)	(302)	(2,793)

Class C	(48)	(768)	(58)	(835)	(71)	(1,240)	(79)	(1,268)	(194)	(2,092)	(489)	(4,532)

Other Classes	(73)	(1,190)	(37)	(573)	(340)	(6,024)	(100)	(1,490)	(132)	(1,480)	(1,439)	(13,861)

Net increase resulting from Fund share transactions	466	$7,551	509	$7,477	3,957	$73,979	3,629	$58,563	5,254	$63,388	408	$4,248

	NFJ International Value Fund				RCM Biotechnology Fund				RCM Global Healthcare Fund

	Period Ended 12/31/2005		Year Ended 6/30/2005		Period Ended 12/31/2005		Year Ended 6/30/2005		Period Ended 12/31/2005		Year Ended 6/30/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Class A	1,065	$17,719	66	$1,009	200	$5,302	434	$10,659	133	$2,906	519	$10,812

Class B	0	0	0	0	36	930	122	2,872	35	729	158	3,212

Class C	524	8,759	23	353	67	1,759	150	3,618	45	955	195	3,976

Other Classes	27	470	7	109	283	7,516	871	21,298	278	6,117	611	12,643

Issued in reinvestment of distributions
Class A	10	174	0	4	0	0	0	0	0	0	0	0

Class B	0	0	0	0	0	0	0	0	0	0	0	0

Class C	4	72	0	1	0	0	0	0	0	0	0	0

Other Classes	0	6	28	412	0	0	0	0	0	0	0	0

Cost of shares redeemed
Class A	(32)	(543)	0	(2)	(164)	(4,313)	(370)	(8,768)	(286)	(6,219)	(322)	(6,606)

Class B	0	0	0	0	(44)	(1,163)	(119)	(2,739)	(67)	(1,411)	(149)	(2,988)

Class C	(21)	(368)	0	(3)	(91)	(2,332)	(166)	(3,822)	(74)	(1,580)	(200)	(4,027)

Other Classes	(143)	(2,340)	(2)	(30)	(1,744)	(45,769)	(4,177)	(100,637)	(1,327)	(29,016)	(2,745)	(56,665)

Net increase (decrease) resulting from Fund share transactions	1,434	$23,949	122	$1,853	(1,457)	$(38,070)	(3,255)	$(77,519)	(1,263)	$(27,519)	(1,933)	$(39,643)

12.31.05  |  Allianz Funds Semi-Annual Report  45

Notes to Financial Statements (unaudited) (cont.)
December 31, 2005

	RCM Global Small-Cap Fund				RCM Global Technology Fund				RCM International Growth Equity Fund

	Period Ended 12/31/2005		Year Ended 6/30/2005		Period Ended 12/31/2005		Year Ended 6/30/2005		Period Ended 12/31/2005		Year Ended 6/30/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	706	$17,228	861	$18,233	1,845	$67,481	1,945	$63,323	116	$1,268	533	$5,189

Class B	520	12,393	625	13,101	94	3,341	130	4,242	155	1,653	297	2,924

Class C	466	11,154	639	13,185	271	9,789	375	12,134	121	1,322	364	3,513

Other Classes	294	7,311	634	13,262	3,830	142,584	6,750	218,515	114	1,230	701	6,792

Issued in reorganization
Class A	0	0	0	0	0	0	5,771	196,968	0	0	0	0

Class B	0	0	0	0	0	0	4,801	159,719	0	0	0	0

Class C	0	0	0	0	0	0	6,257	208,057	0	0	0	0

Other Classes	0	0	0	0	0	0	1,134	39,029	0	0	0	0

Issued as reinvestment of distributions
Class A	0	0	0	0	0	0	0	0	16	182	8	86

Class B	0	0	0	0	0	0	0	0	5	60	3	30

Class C	0	0	0	0	0	0	0	0	18	205	18	185

Other Classes	0	0	0	0	0	0	0	0	11	130	48	499

Cost of shares redeemed

Class A	(124)	(3,013)	(222)	(4,713)	(1,813)	(66,109)	(1,526)	(49,869)	(136)	(1,476)	(303)	(2,912)

Class B	(137)	(3,241)	(182)	(3,797)	(844)	(29,918)	(232)	(7,584)	(144)	(1,530)	(202)	(1,924)

Class C	(205)	(4,797)	(377)	(7,805)	(978)	(34,609)	(327)	(10,723)	(338)	(3,593)	(983)	(9,404)

Other Classes	(135)	(3,286)	(468)	(9,696)	(2,827)	(103,076)	(6,370)	(206,452)	(95)	(1,048)	(4,570)	(46,976)

Net increase (decrease) resulting from Fund share transactions	1,385	$33,749	1,510	$31,770	(422)	$(10,517)	18,708	$627,359	(157)	$(1,597)	(4,086)	$(41,998)

8. Regulatory and Litigation Matters
On September 13, 2004, Allianz Global Investors Fund Management LLC (“AGIFM”), formerly known as PA Fund Management LLC, PEA Capital LLC (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), formerly known as PA Distributors LLC, reached an agreement with the SEC in settlement of a complaint filed against AGIFM, PEA, and AGID in the U.S. District Court in the Southern District of New York on May 6, 2004. The complaint alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund, the PEA Opportunity Fund and the PEA Target Fund. Under the terms of the settlement, AGIFM, PEA and AGID consented to the entry of an order by the Commission (the “SEC Order”) and, without admitting or denying the findings contained in the SEC Order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, AGIFM, PEA and AGID agreed to pay a civil monetary penalty of $40,000,000 and disgorgement of $10,000,000. The SEC Order requires AGIFM, PEA and AGID to retain an independent distribution consultant to develop a distribution plan in consultation with them and acceptable to the staff of the Commission and the Trust’s Independent Trustees. The distribution plan is to provide for shareholders of the noted Funds to receive, from the penalties and disgorgement paid according to the SEC Order, their proportionate share of losses alleged to have been incurred by the Funds due to market timing and a proportionate share of advisory fees paid by such Funds during the period of such market timing. The SEC Order reduces the $10,000,000 disgorgement by the approximately $1,600,000 paid by PEA in February 2004 to the Funds involved.

          On June 1, 2004, the Attorney General of the State of New Jersey announced that it had entered into a settlement agreement (the “New Jersey Settlement”) with AGID and PEA and their parent, Allianz Global Investors of America L.P. (“Allianz”), in connection with the complaint filed by the New Jersey Attorney General on February 17, 2004. The complaint alleged failure to disclose arrangements involving “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Target Fund and certain other affiliated funds. In the New Jersey Settlement, Allianz, AGID and PEA neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15,000,000 and $3,000,000 for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes.

          On September 15, 2004, AGIFM, PEA and AGID reached an agreement with the SEC in settlement of a subpoena issued to AGID on January 21, 2004 by the Commission captioned “Morgan Stanley (P-01021)” relating to revenue sharing and the use of brokerage commissions in connection with the sale of mutual fund shares. Under the terms of the settlement, AGIFM, PEA and AGID consented to the entry of an order by the SEC (the “SEC Directed Brokerage Order”) and agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, AGIFM and AGID agreed to pay jointly a civil money penalty of $4,000,000, PEA agreed to pay a civil money penalty of $1,000,000 and AGIFM, PEA and AGID agreed to pay jointly disgorgement of $6,602,000. The disgorgement for each Fund is based upon the amount of brokerage commissions from each Fund that the SEC Directed Brokerage Order found to have been paid in connection with shelf-space arrangements and is equal to the amount which was alleged to have been AGID’s benefit. Those amounts were paid on September 15, 2004.

          In a related action, AGID reached an agreement with the California Attorney General on September 15, 2004 in settlement of a subpoena issued to Allianz relating to revenue sharing and the use of brokerage commissions to pay for distribution. The settlement agreement resolves matters described in a complaint filed contemporaneously by the California Attorney General in the Superior Court of the State of California. Under the terms of the settlement, AGID agreed to pay $5,000,000 in civil penalties and $4,000,000 in recognition of the California Attorney

46  Allianz Funds Semi-Annual Report  |  12.31.05

General’s fees and costs associated with the investigation and related matters.

          Since February, 2004, AGIFM, PEA, AGID and certain of their affiliates and employees, the Funds, the Funds’ sub-advisers, other PIMCO Funds and the Trustees of the Trust have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. AGIFM, PEA, AGID and the Trust believe that other similar lawsuits may be filed in federal or state courts naming Allianz, AGIFM, PEA, AGID, the sub-advisers, the Funds, other PIMCO Funds, the Trust, the Trustees and/or their affiliates and employees.

          On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against AGIFM, PEA and AGID based on essentially the same circumstances as those cited in the 2004 settlements with the Securities and Exchange Commission and New Jersey Attorney General involving alleged “market timing” activities described above. The West Virginia Complaint alleges, among other things, that AGIFM, PEA and AGID improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by AGIFM and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, AGIFM, PEA and AGID, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with AGIFM in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

          On March 4, 2005, a putative class action lawsuit was filed in the Superior Court of Orange County, California against the Trust on behalf of holders of Class B shares of the Trust. The lawsuit seeks, among other things, relief from the obligation to pay a contingent deferred sales charge, or refunds of such charges already paid, on account of the purported market timing activity in certain Allianz Funds that is the subject of the regulatory proceedings discussed elsewhere in this subsection. On May 20, 2005, the Trust removed the action to the U.S. District Court for the Central District of California. On May 23, 2005, the Trust filed a Notice of Tag Along Action with the Judicial Panel on Multidistrict Litigation (“JPML”), seeking to transfer the case to the multidistrict litigation proceeding in Maryland (“Maryland MDL”). On June 13, 2005, the JPML issued a Conditional Transfer Order. The plaintiff has opposed the transfer to the Maryland MDL and on July 15, 2005 filed a motion to remand the case to a California state court.

          Under Section 9(a) of the Investment Company Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against AGIFM, PEA, AGID and/or Allianz, they and their affiliates (including the Funds’ sub-advisers) would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), AGIFM, PEA, AGID, Allianz and certain of their affiliates (including the sub-advisers) (together, the “Applicants”) sought exemptive relief from the SEC under Section 9(c) of the Investment Company Act. The SEC granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order. If the West Virginia Complaint were to result in a court injunction against AGIFM, PEA or AGID, then Allianz, AGIFM and certain of their affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted. It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However the Applicants believe that these matters are not likely to have a material adverse effect on the Funds or on the Applicant’s ability to perform their respective investment advisory or distribution services relating to the Funds.

9. Payments from Affiliates
AGIFM has identified transactions in which certain Funds’ purchase of shares of exchange-traded index funds caused that Funds’ ownership of other investment companies to exceed the Funds’ investment guidelines, but not its fundamental investment restrictions or statutory limits. AGIFM and the Trustees reviewed the transactions, and AGIFM has reimbursed the Funds for losses identified in the review.

          As part of an SEC staff inquiry, the SEC has taken the position that certain purchases of exchange traded index funds caused certain Funds’ ownership of other investment companies to exceed the statutory limit on ownership of voting stock. The SEC staff requested that AGIFM reimburse those Funds for losses and management fees attributable to the portions of the transactions which exceeded the statutory limit. Without conceding that those purchases exceeded the statutory limit, AGIFM has reimbursed the Funds for losses identified using the approach taken in connection with the reimbursement referred to above. There can be no assurance that the SEC staff will not assert a different measure of loss and, if so, additional amounts may be paid by AGIFM to those Funds.

          RCM Global Technology Fund was reimbursed $39,452 ($0.001 per share) in connection with this matter.

12.31.05  |  Allianz Funds Semi-Annual Report  47

Board Approval of Investment Advisory and Portfolio Management Agreements (unaudited)

The Investment Company Act of 1940 (the “Investment Company Act”) requires that both the full Board of Trustees and a majority of the Trustees who are not interested persons of the Trust (the “Independent Trustees”), voting separately, annually approve the continuation of the Trust’s Amended and Restated Investment Advisory Agreement on behalf of each Fund with Allianz Global Investors Fund Management LLC (the “Adviser”) and the Portfolio Management Agreements between the Adviser and the particular sub-adviser for each Fund (collectively, the “Agreements”). The sub-advisers for the Funds appearing in this report include RCM Capital Management LLC (“RCM”), Nicholas-Applegate Capital Management LLC (“NACM”) and NFJ Investment Group L.P. (“NFJ”) (collectively, the “Sub-Advisers”).

          At an in-person meeting held in December 2005, the Board and the Independent Trustees unanimously approved the continuation of each of the Agreements for an additional one-year period ending December 31, 2006. The material factors and conclusions that formed the basis of these approvals are required to be disclosed in this report and are discussed below.

Review Process
The Investment Company Act requires that the Trustees request and evaluate, and that the Adviser and the Sub-Advisers furnish, such information as may reasonably be necessary for the Trustees to evaluate the terms of the Agreements.

          The Board and/or the Independent Trustees (in certain cases through the Board’s Contracts Committee) met in person and telephonically a number of times from September to December 2005, both with management and in private sessions, for the specific purpose of considering the proposed continuation of the Agreements (the “contract review meetings”). In addition, the Trustees consider matters bearing on the Funds and their investment management and other arrangements at their regular meetings throughout the year, including reviews of investment results and performance data at each regular meeting and periodic presentations from the Sub-Advisers with respect to the Funds they manage.

          During the course of the contract review meetings, the Trustees met with and discussed the proposed continuation of the Agreements with representatives of the Adviser and the Sub-Advisers and received assistance and advice, including written memoranda, from counsel regarding the legal standards applicable to the consideration of advisory arrangements. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from management. The Independent Trustees were also assisted by an independent consultant and the Trust’s independent accountants who reviewed and provided analysis regarding certain information provided by the Adviser and the Sub-Advisers. During the course of the contract review meetings, the Independent Trustees made various requests for additional information or explanations from management regarding information that had been provided, to which management responded either orally or in writing.

          In their deliberations, the Trustees did not identify any particular information that was all-important or controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Furthermore, it is important to recognize that the Funds’ investment management and related fee arrangements are the result of years of review and discussion and that certain aspects of such arrangements may receive greater scrutiny in certain years. The Trustees’ conclusions may be based, in part, on their consideration of these arrangements during the course of the year and in prior years. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund. However, they also took into account the common interests of all the Funds in their review.

Nature, Extent and Quality of Services
In considering the continuation of the Agreements, the Trustees, including the Independent Trustees, evaluated the nature, extent and quality of the advisory and administrative services provided to the Funds by the Adviser and the Sub-Advisers. They considered the terms of the Agreements, including representations from management that the non-monetary terms of each Agreement were comparable to those found in many advisory agreements. The Trustees received and considered information provided by management that described, among other matters: (a) the nature and scope of the advisory and administrative services provided to the Funds and information regarding the experience, qualifications and adequacy of the personnel providing those services, (b) the investment program used by each Sub-Adviser to manage its Funds, (c) possible conflicts of interest and fall-out benefits, (d) brokerage practices, (e) pending litigation and governmental inquiries, (f) the compliance functions of the Adviser and Sub-Advisers, (g) consolidated financial results of the Adviser’s U.S. parent company and its subsidiaries and assets under management and other information relating to the financial resources of the Adviser and the Sub-Advisers, and (h) information relating to portfolio manager compensation.

          The Trustees noted that, pursuant to the Advisory Agreement, the Adviser, subject to the direction of the Board, is responsible for managing, either directly or through others selected by it, the investment activities of the Funds. In addition to considering the Funds’ investment performance (see below), the Trustees considered, among other matters, the Adviser’s general oversight of the Funds and the Sub-Advisers, noting that the Funds are multi-manager funds and thus more complex to oversee than mutual funds with a single investment manager. They also took into account the Adviser’s compliance program, including steps taken by the Adviser to enhance compliance capabilities, and the resources being devoted to compliance. The Trustees noted steps taken by the Adviser to address conflicts of interest in its business generally, such as establishing the position of conflicts officer.

          The Trustees noted that, pursuant to the Portfolio Management Agreements, the Sub-Advisers have full investment discretion and make all determinations with respect to the investment of a Fund’s assets, subject to the general supervision of the Adviser and the Board of Trustees. The Sub-Advisers implement the Funds’ investment programs (subject to the terms of the prospectus), analyze economic trends, evaluate the risk/return characteristics of the Funds, construct the Funds’ portfolios, monitor the Funds’ compliance with investment restrictions, and report to the Trustees. In addition to considering the Funds’ investment performance (see below), the Trustees considered information concerning the investment philosophy and investment process used by the Sub-Advisers in managing the Funds and the in-house research capabilities of the Sub-Advisers. They also considered various investment resources available to the Sub-Advisers, including research services acquired with “soft dollars” available to the Sub-

48  Allianz Funds Semi-Annual Report  |  12.31.05

Advisers as a result of securities transactions effected for the Funds and other clients. The Trustees reviewed each Sub-Adviser’s compliance program, including enhancements made during the past year.

          The Trustees considered, among other matters, that, in addition to overseeing the Sub-Advisers, the Adviser provides or procures through third-party service providers most administrative services required by the Funds under a separate Administration Agreement. These services include accounting, bookkeeping, tax, legal, audit, custody, transfer agency, valuation and compliance services, preparation of prospectuses, shareholder reports and other regulatory filings, oversight and coordination of activities of third-party service providers and various shareholder services. The Trustees also took into account the “unitary” administrative fee structure applicable to the Funds, under which certain third-party services ordinarily the financial responsibility of a mutual fund (e.g., audit, custody, accounting, legal, transfer agency, and printing services) are, in the case of the Funds, paid for by the Adviser out of its administrative fee. They also took into account that the Adviser provides each Fund with office space, administrative services and personnel, and that the Adviser and its affiliates pay all of the compensation of the Funds’ interested Trustees and officers (in their capacities as employees of the Adviser or such affiliates).

          The Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the scope of the services provided to the Funds by the Adviser and the Sub-Advisers under the Agreements and the Administration Agreement were consistent with the Funds’ operational requirements; that the Adviser and each Sub-Adviser had the capabilities, resources and personnel necessary to provide the advisory and administrative services currently required by each Fund; and that, overall, they were satisfied with the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers to the Funds.

Fund Performance
In connection with the contract review meetings, the Trustees reviewed information provided by Lipper, Inc. (“Lipper”) regarding the total return investment performance of the Funds, comparing each Fund’s investment results with those of mutual funds in both a peer group and a peer universe, each as selected for that Fund by Lipper, over the 1-, 3-, 5- and 10-year periods (to the extent the Fund had been in existence) ended July 31, 2005. The Trustees also considered, as applicable, information comparing the performance of funds and institutional accounts managed in a similar manner by each Sub-Adviser to that of the Funds. In addition to the information reviewed by the Trustees at the contract review meetings, the Trustees received during the year detailed comparative performance information for each Fund, which included performance versus one or more selected securities indices or other benchmarks. The comparative performance information that was prepared and provided by Lipper and other sources was not independently verified by the Trustees. The Trustees also considered the portfolio turnover rates of each Fund.

          Fund-specific performance results reviewed by the Trustees are discussed below, though due to the passage of time, they are likely to differ from performance results for more recent periods, including those shown elsewhere in this report.

          Funds Sub-Advised By Nicholas Applegate Capital Management (NACM Funds). The Trustees reviewed information showing performance of two share classes of the NACM Pacific Rim, Global and International Funds. Only one and three years of performance information were presented for each NACM Fund other than the NACM Pacific Rim Fund (as to which five-year performance was presented) because of their short existences. The comparative information showed that for all NACM Funds, performance was above median for the performance universes for all periods. The comparative information for the performance groups showed similar results. Based on their review, the Trustees concluded that the NACM Funds’ relative investment performance over time had been sufficient along with other factors considered to merit approval of the continuation of the relevant Agreements.

          Funds Sub-Advised by RCM Capital Management (RCM Funds). The Trustees reviewed information showing performance of two share classes of the RCM Global Technology, International Growth Equity and Global Small-Cap Funds, and one share class of the RCM Biotechnology and Global Healthcare Funds. Only one year, or one and three years, of performance information was presented for the RCM Biotechnology and Global Healthcare Funds because of their short existences. The comparative information showed that, for the RCM Biotechnology and Global Technology Funds, performance was above median for the performance universes and performance groups for all periods except, for the RCM Biotechnology Fund, performance was below median for the applicable performance group for the one-year period. The comparative information also showed that the performance for all other RCM Funds was at or below median for the performance universes for all periods (except that the performance of the RCM Global Small-Cap Fund was above median for the three-year period and the performance of the RCM International Growth Equity Fund was above median for the ten-year period); and that the performance of the RCM Global Heathcare Fund was in the fifth quintile for the one-year period. The comparative information for the performance groups showed generally similar results. The Trustees also noted that management had recently retained a new chief investment officer for RCM, who had been implementing certain changes in personnel and in the investment decision-making processes, and that more recent relative performance generally had improved. Based on their review, the Trustees concluded that the performance of the RCM Biotechnology and Global Technology Funds was sufficient along with other factors considered to merit approval of the continuation of the relevant Agreements. The Trustees concluded that they would continue to monitor the performance of the other RCM Funds, but that they retained confidence in the Adviser’s and RCM’s overall capabilities to provide management for the RCM Funds.

          Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the Adviser’s and the Sub-Advisers’ performance record and process in managing the Funds were sufficient to support continuation of the Agreements.

12.31.05  |  Allianz Funds Semi-Annual Report  49

Board Approval of Investment Advisory and Portfolio Management Agreements (unaudited) (cont.)

Fees and Other Expenses
The Trustees considered the advisory fees paid by each Fund to the Adviser. In doing so, the Trustees reviewed a report from an independent consultant, which noted that the majority of the Funds’ advisory fees were close to or below average for their Lipper peer group. The Trustees also considered the administrative fee rate paid by each Fund to the Adviser. Among other information, the Trustees considered (i) the level of the Funds’ advisory fees versus their peer groups and peer universes as provided by Lipper; (ii) the level of the Funds’ sub-advisory fees; (iii) the allocation of the advisory fee between the Adviser and the Sub-Advisers, and the services provided by the Adviser, on the one hand, and the Sub-Advisers, on the other hand; (iv) that the Adviser (and not the Funds) pays the sub-advisory fees; (v) historical reasons for the setting of the advisory fees; (vi) that the Funds pay a unitary fee for non-advisory services, which differentiates the Funds from many in the industry; and (vii) each Fund’s total expenses as compared to their peer groups and peer universes as provided by Lipper.

          The Trustees also considered information showing the advisory fees charged by the Sub-Advisers to institutional and other accounts with investment objectives similar to those of the Funds. The information indicated that the fee rates paid to the Sub-Advisers by the Adviser with respect to the Funds were generally similar to (but not necessarily as low as, in all cases) the fee rates charged by the Sub-Advisers to other similar institutional accounts. The Trustees reviewed materials from management describing the differences in services provided to these other accounts, which noted the generally broader scope of services provided by the Adviser and the Sub-Advisers to the Funds relative to institutional accounts, the higher demands placed on investment personnel and trading infrastructure as a result of the anticipated daily cash in-flows and out-flows of the Funds, and the expenses associated with the more extensive regulatory regime governing registered funds.

          The Trustees observed that, with a few exceptions, the Funds’ advisory fees remained generally in line with industry peers, but that for certain Funds non-advisory expenses were higher than those of certain industry peers.

          The Trustees noted that, in connection with last year’s contract review process, they had negotiated to have the Adviser observe additional fee breakpoints for certain share classes under the Administration Agreement. After considering the information provided in connection with this year’s contract review process, the Independent Trustees successfully negotiated with the Adviser to observe fee breakpoints for two additional share classes and to apply breakpoints based on the entire net assets of each Fund (rather than on net assets attributable to particular share classes) under the Administration Agreement. The new fee arrangement took effect January 1, 2006, such that all share classes of all Funds are now entitled to breakpoints under the Administration Agreement.

          The Trustees reviewed information provided by Lipper comparing each Fund’s advisory fee, administration fee and non-management expenses and total expenses for one or two share classes (depending on share classes offered by the Funds) to those of a group of competitor funds of roughly equivalent size, as well as a universe of competitor funds. Fund-specific fee and expense results reviewed by the Trustees are discussed below. The comparative fee and expense information that was prepared and provided by Lipper and other sources was not independently verified by the Trustees.

          NACM Funds. For all NACM Funds other than the NACM Pacific Rim Fund, advisory fees were approximately at or below median for all expense groups and universes. For the NACM Pacific Rim Fund, advisory fees were at or above median for the expense group and universe (but were not the highest in any group or universe). For the NACM Pacific Rim Fund it was noted that performance had been above median for the periods presented. The Trustees concluded that the advisory fees were acceptable. Administration and non-management expenses and total expense ratios were at or below median for the NACM Global Fund, measured against expense groups and universes, except that administration and non-management expenses were above median for the Class A universes. For the NACM International Fund, administration and non-management expenses were above median for all expense groups and universes, but total expense ratios were below median for all expense groups and universes. For the NACM Pacific Rim Fund, administration and non-management expenses and total expense ratios were at or below median for all expense groups and universes. The Trustees concluded that the administrative fees and expense ratios were acceptable.

          NFJ International Value Fund. The advisory fee was below median for the Fund for the expense group and universe. The Trustees concluded that the advisory fee was acceptable. Administrator and non-management expenses were generally at or above median for the expense group and universe for the Fund, but the total expense ratio was at or below median for the expense group and universe for the Fund. The Trustees concluded that the administrative fee and expense ratio were acceptable.

          RCM Funds. Advisory fees were generally below median for all RCM Funds for all expense groups and universes, except for the RCM Biotechnology, Global Small-Cap and Global Technology Funds. The Trustees noted that the RCM Biotechnology and Global Technology Funds generally had above-median performance for all periods, and that the RCM Global Small-Cap Fund had above-median three-year performance. The Trustees concluded that the advisory fees were acceptable. Administration and non-management expenses generally were below median for the RCM Biotechnology and Global Technology Funds for all expense groups and universes, and total expenses were approximately at-median for these Funds for all expense groups and universes. For all other RCM Funds, administration and non-management expenses were at or above median for all expense groups and universes, but total expenses were below median for all expense groups and universes (except that total expenses were above median for the RCM Global Small-Cap and Global Healthcare Funds). The Trustees concluded that the administrative fees and expense ratios were acceptable.

          Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the fees and expenses to be charged under the Agreements and the Administration Agreement represented reasonable compensation to the Adviser and the Sub-Advisers in light of the services provided. In coming to this conclusion, the Trustees took into account, among other factors, the additional administrative fee breakpoints that went into effect on January 1, 2006 as described above.

Costs of Services Provided and Profitability
The Trustees reviewed information regarding the cost of services provided by the Adviser (including the sub-advisory fees paid to the Sub-Advisers) and the estimated profitability of the Adviser’s relationship with the Funds, including a profitability report prepared by management detailing the costs of services provided to the Funds by the Adviser, and the profitability to the Adviser of its advisory and administrative relationships with the Funds, each for the fiscal year ended June 30, 2005. The Trustees also

50  Allianz Funds Semi-Annual Report  |  12.31.05

received and reviewed a description of the methodology used by the Adviser in estimating profitability, and took into account, among other things, information and analyses of an independent consultant and the Funds’ independent auditors regarding the profitability information provided. The Trustees noted that certain enhancements had been made since the prior year in the Adviser’s methodology used to determine profitability. The Trustees further noted that the expense allocation methodology utilized by the Adviser has certain limitations and management’s commitment to work with the Board to further refine the methodology for next year’s contract review process.

          The Trustees noted that the Sub-Advisers had not provided information as to the profitability to them of their relationships with the Funds. The Trustees noted, however, that the Sub-Advisers had provided information on fees charged by them for comparable funds and accounts. The materials reviewed by the Trustees showed that the fee rates paid to the Sub-Advisers by the Adviser for the Funds were generally similar (but not necessarily as low as, in all cases) to the rates charged by the Sub-Advisers to other similar institutional accounts.

          The Trustees recognized that the Adviser should, in the abstract, be entitled to earn a reasonable level of profit for the services provided to each Fund, and that it is difficult to make comparisons of profitability from mutual fund advisory and administration contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions about allocations and the adviser’s capital structure and cost of capital. The Trustees considered the overall profitability to the Adviser on a Fund-by-Fund basis, as well as profitability separately as to advisory and administrative functions on a Fund-by-Fund basis. The Trustees reviewed information from an independent consultant regarding profitability of other investment advisers with publicly traded parent companies and concluded that the Adviser’s profitability with respect to the Funds was comparable to the profitability ranges attributable to other investment advisers in the industry. The Trustees concluded that, taking all of the foregoing into account, they were satisfied that the Adviser’s level of profitability from its relationship with each Fund was not excessive.

Possible Fall-Out Benefits
The Trustees considered information regarding the direct and indirect benefits to the Adviser and the Sub-Advisers from their relationships with the Funds, including non-advisory fee compensation to be paid to the Adviser, the Sub-Advisers and their affiliates (such as administrative fees paid to the Adviser and Rule 12b-1 fees and sales charges to the Funds’ distributor, an affiliate of the Adviser), including reputational and other “fall out” benefits. During the course of the year the Trustees received presentations from each Sub-Adviser about its trading practices and brokerage arrangements, including its policies with respect to research provided to Sub-Advisers in connection with trade execution for the Funds (soft dollar arrangements), and the Trustees accepted the representation of each Sub-Adviser that it fulfills its fiduciary obligation of seeking best execution when engaging in portfolio transactions for the Funds. The Trustees also considered the benefits associated with the Funds’ use of a broker-dealer affiliated with the Adviser, which may be done in accordance with applicable law and procedures approved by the Board. The Trustees noted that the Funds have in some cases historically used affiliated brokers for foreign securities transactions, and that an Allianz affiliate receives fees as securities lending agent under the Funds’ securities lending program. The Trustees considered the receipt of these benefits in light of the Adviser’s and its affiliates’ profitability, and concluded that such benefits were not excessive.

Possible Economies of Scale
The Trustees considered the extent to which the Adviser and the Sub-Advisers may realize economies of scale or other efficiencies in managing and supporting the Funds. They noted that as assets increase, certain fixed costs may be spread across a larger asset base, and it was noted that any economies of scale or other efficiencies might be realized (if at all) across a variety of products and services, including the Funds, and not only in respect of a single Fund. The Trustees noted that the methodology used by the Adviser to determine profitability has a bearing on their analysis of economies of scale. The Trustees noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees also noted that the Independent Trustees had concluded in prior years that, under the circumstances, breakpoints in the administrative fee were an effective way to share any economies of scale or other efficiencies with Fund shareholders. The Trustees noted that they had engaged in successful negotiations with the Adviser to observe fee breakpoints under the Administration Agreement effective January 1, 2006, which are described above. Based on these observations, the Trustees concluded that the Funds’ overall fee arrangements would represent an appropriate sharing at the present time between Fund shareholders and the Adviser of any economies of scale or other efficiencies in the management of each Fund at current asset levels.

Conclusions
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the Independent Trustees, unanimously concluded that the continuation of the Agreements was in the best interests of the Funds and their shareholders, and should be approved.

12.31.05  |  Allianz Funds Semi-Annual Report  51

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Allianz Funds

Investment Adviser and Administrator	Allianz Global Investors Fund Management LLC (“AGIFM”), 1345 Avenue of the Americas, New York, NY 10105

Sub-Advisers	Nicholas-Applegate Capital Management LLC, NFJ Investment Group L.P., RCM Capital Management LLC

Distributor	Allianz Global Investors Distributors LLC (“AGID”), 2187 Atlantic Street, Stamford, CT 06902

Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent	PFPC, Inc. P.O. Box 9688, Providence RI 02940

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel	Ropes & Gray LLP, One International Place, Boston, MA 02110

For Account Information

For Allianz Funds account information contact your financial advisor, or if you receive account statements directly from Allianz Global Investors Distributors/PFPC, you can also call (800) 426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.allianzinvestors.com

The Allianz Funds & PIMCO Funds Family

The PIMCO Funds & Allianz Funds offer access to the world-class investment firms of Allianz Global Investors—one of the world’s largest asset management companies, with more than $1 trillion under management.

The Allianz Funds are managed by institutional equity managers, including the Allianz-owned investment firms NFJ Investment Group, Oppenheimer Capital, RCM, Nicholas-Applegate Capital Management and PEA Capital. The Allianz Funds represent a wide range of investment strategies, including growth and value, small-, mid- and large-cap, domestic and international portfolios.

The PIMCO Funds are managed by PIMCO, widely recognized as one of the premier bond managers in the world. The PIMCO Funds cover the fixed-income spectrum, and also include the innovative Real Return Strategy and equity-related funds. PIMCO Total Return Fund is the largest bond fund in the U.S.*

Allianz Funds		PIMCO Funds

Value Stock	International Stock	Short-Duration Bond	Tax-Exempt Bond
OCC Value	NACM Global	PIMCO Short-Term	PIMCO Short Duration Municipal
NFJ Large-Cap Value	RCM Global Small-Cap	PIMCO Low Duration	Income
NFJ Dividend Value	RCM International	PIMCO Floating Income	PIMCO Municipal Bond
OCC Renaissance	Growth Equity	Core Bond	PIMCO California Intermediate
NACM Flex-Cap Value	NACM International	PIMCO Total Return	Municipal Bond
NFJ Small-Cap Value	NFJ International Value	Government/Mortgage Bond	PIMCO New York Municipal Bond
Blend Stock	NACM Pacific Rim	PIMCO Long-Term U.S. Government	Real Return Strategy
PEA Equity Premium Strategy	Sector-Related Stock	PIMCO GNMA	PIMCO Real Return
OCC Core Equity	RCM Global Healthcare	PIMCO Total Return Mortgage	PIMCO CommodityRealReturn
CCM Capital Appreciation	RCM Biotechnology	Credit Strategy	Strategy®
CCM Mid-Cap	RCM Global Technology	PIMCO Diversified Income	PIMCO RealEstateRealReturn Strategy
Growth Stock	Asset Allocation (Strategic)	PIMCO High Yield	Equity-Related
RCM Large-Cap Growth	AMM Asset Allocation	PIMCO Investment Grade	PIMCO StocksPLUS®
PEA Growth		Corporate Bond	PIMCO StocksPLUS® Total Return
NACM Growth		International Bond	PIMCO International StocksPLUS®
RCM Targeted Core Growth		PIMCO Global Bond	TR Strategy
RCM Mid-Cap		(U.S. Dollar-Hedged)	PIMCO Fundamental IndexPLUS TR
PEA Target		PIMCO Foreign Bond	Asset Allocation (Tactical)
PEA Opportunity		(U.S. Dollar-Hedged)	PIMCO All Asset
		PIMCO Foreign Bond (Unhedged)	PIMCO All Asset All Authority
PIMCO Emerging Markets Bond
PIMCO Developing Local Markets

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of the above mentioned Funds carefully before investing. This and other information is contained in the Fund’s prospectus, which may be obtained by contacting your financial advisor, by visiting www.allianzinvestors.com or by calling1-888-877-4626. Please read the prospectus carefully before you invest or send money.

* As of 12/31/05 according to SimFunds.

	Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902	AZ015SA_13759

Allianz Funds Semi-Annual Report

DECEMBER 31, 2005

NACM Stock Funds
Share Classes		GROWTH STOCK FUND NACM Growth Fund VALUE STOCK FUND NACM Flex-Cap Value Fund	GLOBAL STOCK FUND NACM Global Fund INTERNATIONAL STOCK FUND NACM International Fund REGIONAL STOCK FUND NACM Pacific Rim Fund
Ins Adm	Institutional Administrative

This material is authorized for use only when preceded or accompanied by the current Allianz Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

Contents

Letter to Shareholders	3

Important Information About the Funds	4–5

Fund Summaries	6–10

Schedules of Investments	11–15

Fund	Fund Summary	Schedule of Investments

NACM Flex-Cap Value Fund	6	11
NACM Global Fund	7	12
NACM Growth Fund	8	13
NACM International Fund	9	14
NACM Pacific Rim Fund	10	15

2   NACM Funds Semi-Annual Report  |  12.31.05

Letter to Shareholders

Dear Shareholders:

U.S. stocks proved their mettle over the six months ended December 31, 2005 by producing positive returns in the face of numerous market challenges. Rising interest rates, record high oil prices and natural disasters were among the factors that fueled uncertainty. Nevertheless, improving corporate earnings and lower-than-expected inflation helped push stocks into positive territory by the end of the six-month period.

The broader market, as measured by the S&P 500 Index, returned 5.76% over this time frame. Growth stocks outperformed value stocks across all market capitalizations, with the strongest performance coming from mid-cap growth stocks. Materials, energy and financial stocks were also top-performers during the reporting period. International equities continued to outpace domestic stocks, as they have done for each of the past four years, with the MSCI EAFE Index up 14.99% during the six months.

The headwinds faced by the financial markets over the past six months are yet another reminder that investors would do well to focus on the long term. Markets can be volatile, and stock performance can vary widely from year to year. Investors who maintain a long-term perspective are more likely to withstand short-term market pressures and to reap the potential benefits of an allocation to the equity markets.

Inside this report, you will find detailed information about your Fund’s performance over the reporting period. If you have any questions concerning this report, please contact your financial advisor. You can also call us at 1-800-498-5413 or visit our Web site at www.allianzinvestors.com.

Thank you for your continued support of the Allianz Funds. We look forward to serving you in the months and years ahead.

E. Blake Moore, Jr President January 31, 2006

NACM Funds Semi-Annual Report  |  12.31.05   3

Important Information About the Funds

The inception date on each Fund Summary page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (Institutional, Administrative) is one of the Fund’s oldest share classes. Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different operating expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

The Lipper Averages are calculated by Lipper, Inc. They are based on the total return performance, with distributions reinvested and operating expenses deducted, of funds included by Lipper in the stated category. Lipper does not take into account sales charges.

The Change in Value chart assumes the initial investment was made on the first day of the Fund’s initial fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes.

Allianz Global Investors has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that Allianz Global Investors will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that Allianz Global Investors may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-498-5413 and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

The Trust files complete schedules of each Fund’s portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s Web site at http://www.sec.gov. A copy of the Funds’ Form N-Q, when available, will be available without charge, upon request, by calling the Fund at 1-800-498-5413. In addition, the Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4   NACM Funds Semi-Annual Report  |  12.31.05

Important Information About the Funds (cont.)

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund Summary page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated, which is from 07/01/05 to 12/31/05.

Actual Expenses
The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $ 8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as increases in expenses not covered by the advisory and administrative fees [such as expenses of the trustees and their counsel or litigation expenses] and/or because of reductions in the administrative fee resulting from the size of the fund.

Certain information on the Fund Profile page(s) including Total Return, Change in Value charts, Hypothetical Expenses and Top Sectors is unaudited.

Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902, www.allianzinvestors.com, 1-800-498-5413.

NACM Funds Semi-Annual Report  |  12.31.05   5

A V A L U E S T O C K F U N D	Ticker Instl: Admin:	Symbols: PNFIX PNCAX

NACM Flex-Cap Value Fund

■	NACM Flex-Cap Value Fund seeks long-term capital appreciation by investing in U.S. companies that are, in the opinion of the manager, undervalued in the market place.

■

The Fund’s Institutional Shares gained 8.66% for the six months ended December 31, 2005. This result outperformed the Fund’s benchmark, the Russell 3000 Value Index, which rose 5.08% over the same time period.

■

In spite of devastating hurricanes and record oil prices, U.S. equities saw solid gains over the second half of 2005. Returning 7.19% for the period, growth stocks (Russell 3000 Growth Index) generally outperformed the 5.08% advance realized by value stocks (Russell 3000 Value Index). Across investment styles and capitalization ranges, mid-cap growth stocks (Russell Midcap Growth Index) saw the strongest appreciation at 10.22%.

■

Strong stock selection drove Fund performance over the latter half of the year. The strongest sector contributions were in the financials, information technology and industrials groups. From a security-level standpoint, holdings in Barrett Business Services Inc. and AAR Corp. added the most to Fund performance. AAR, an aircraft parts and maintenance business, dramatically increased its outsourcing contracts during the period, driving up the stock price.

■

Although the Fund outperformed the benchmark for the period, there were patches of relative weakness. For example, stock selection in the telecommunications and energy sectors was unfavorable. Drug manufacturer Pfizer was the largest detractor to Fund performance. Shares of the world’s largest pharmaceutical company sunk to levels not seen in years after the firm reported eroded sales for several of their blockbuster drugs and unexpectedly withdrew earnings guidance for 2006 and 2007.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (07/19/02)

NACM Flex-Cap Value Fund Institutional Class	8.66%	4.54%	—	—	20.83%

NACM Flex-Cap Value Fund Administrative Class	8.60%	4.33%	—	—	20.53%

Russell 3000 Value Index	5.08%	6.86%	—	—	14.77%

Lipper Multi-Cap Value Fund Average	5.47%	6.37%	—	—	13.80%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com.

Annual Fund Operating Expenses Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance		Hypothetical Performance (5% return before expenses)

	Inst. Shares	Admin. Shares	Inst. Shares	Admin Shares

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,086.60	$1,086.00	$1,020.62	$1,019.31

Expenses Paid During Period	$4.79	$6.15	$4.63	$5.96

For each class of the Fund, expenses are equal to the expense ratio for the class (0.90% for Institutional Class, 1.17% for Administrative Class), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Financial & Business Services	33.2%

Energy	13.9%

Short-Term Investments	11.9%

Capital Goods	7.9%

Technology	7.6%

Consumer Services	6.3%

Healthcare	5.3%

Materials & Processing	5.2%

Communications	4.1%

Consumer Staples	3.1%

Other	1.5%

6   NACM Funds Semi-Annual Report  |  12.31.05

A G L O B A L S T O C K F U N D	Ticker Instl: Admin:	Symbols: NGBIX NGAAX

NACM Global Fund

■

NACM Global Fund seeks long-term capital appreciation by investing primarily in the stocks of companies that, in the opinion of the portfolio managers, are leaders in their respective industries or emerging new players with an established history of earnings, easy access to credit, experienced management teams and sustainable competitive advantages.

■	The Fund’s Institutional Shares rose 12.89% for the six months ended December 31, 2005. The Fund’s benchmark, the MSCI All Country World Index, returned 11.43% during the same time.

■

Global stock markets generated solid gains in the latter half of 2005, despite record energy prices and a devastating North American hurricane season. Emerging market stocks (MSCI Emerging Markets Index) were among the strongest performers for the period, returning 26.62%. International developed equities (MSCI EAFE Index) closed the period up 14.99%, and U.S. stock prices (S&P 500 Index) advanced a more modest 5.76%.

■

Within the Fund, stock selection was strongest from a country standpoint in Japan and Spain, and from a sector standpoint in financials and information technology. Top-performing positions included the Hong Kong-based handset maker Foxconn International and the Japanese multi-format specialty retailer, Point Inc. Fox-conn benefited from increased outsourcing by Motorola and Nokia, which together account for about 90% of Foxconn’s sales. Point Inc. exceeded expectations on accelerating same store sales.

■

While prices appreciated for a majority of the stocks held during the second half, there were some areas of relative weakness. From a country and sector perspective, positions in the U.S. and in the consumer staples sector detracted from performance. One example, the Ameri-can specialty apparel firm Quiksilver, underperformed because of challenges in the U.S. market and concerns over the company’s acquisition of Rossignol Group.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (07/19/02)

NACM Global Fund Institutional Class	12.89%	15.10%	—	—	21.86%

NACM Global Fund Administrative Class	12.71%	14.79%	—	—	21.56%

MSCI All Country World Index	11.43%	11.37%	—	—	16.19%

Lipper Global Multi-Cap Growth Fund Average	11.94%	11.59%	—	—	16.48%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com.

Annual Fund Operating Expenses Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance		Hypothetical Performance (5% return before expenses)

	Inst. Shares	Admin. Shares	Inst. Shares	Admin. Shares

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,128.90	$1,127.10	$1,019.86	$1,018.60

Expenses Paid During Period	$5.69	$7.02	$5.40	$6.67

For each class of the Fund, expenses are equal to the expense ratio for the class (1.10% for Institutional Class, 1.35% for Administrative Class), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Country Allocation as of 12/31/05

United States	42.7%

Japan	17.5%

Switzerland	7.7%

France	4.7%

China	4.2%

Italy	3.0%

South Korea	2.3%

Germany	2.3%

Netherlands	2.2%

Other	13.4%

NACM Funds Semi-Annual Report  |  12.31.05   7

A G R O W T H S T O C K F U N D	Ticker Instl: Admin:	Symbols: NGFIX NGFAX

NACM Growth Fund

■

NACM Growth Fund seeks long-term capital appreciation by investing primarily in growth stocks of U.S. companies with market capitalizations similar to the upper 90% of the Russell 1000 Growth Index as measured at the time of purchase.

■	The Fund’s Institutional Shares gained 5.79% for the six months ended December 31, 2005. The Fund’s benchmark, the Russell 1000 Growth Index, returned 7.11% over the same time period.

■

Strong third quarter performance and modest advances during the fourth quarter propelled the broader U.S. equity market forward in the second half of 2005. Within the large-cap universe, growth stocks (Russell 1000 Growth Index) generally outperformed value stocks (Russell 1000 Value Index) for the period with six-month gains of 7.11% and 5.20%, respectively.

■

Stock selection detracted from relative performance in information technology, where positions in VeriSign and Dell delivered disappointing returns. Shares of VeriSign, a provider of internet services, fell during the period after the company missed second quarter earnings expectations because of weaker-than-expected ringtone revenue. Computer maker Dell lost ground after guiding third quarter earnings and revenue below consensus.

■

Stock selection in consumer discretionary also detracted from Fund performance as specialty clothing retailers Abercrombie & Fitch, American Eagle Outfitters and Gap Inc. endured a tough third quarter. Retail in general was hurt by skyrocketing energy prices and rising interest rates, raising concerns over consumers’ ability to maintain current spending trends.

■

The Fund benefited from stock selection in the healthcare, consumer staples and financials sectors during the period. The largest individual contributors to Fund performance included Amgen Inc. and Burlington Northern Santa Fe Corp (“BNSF”). The price of Amgen shares rose 32% in the third quarter alone after the company surpassed second-quarter earnings expectations and raised guidance for the year. BNSF saw accelerating profit growth on strong demand for freight shipping. Railroads are often viewed as a low-cost shipping alternative in an environment with rising energy costs.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception*
					(07/19/02)

NACM Growth Fund Institutional Class	5.79%	4.09%	—	—	10.46%

NACM Growth Fund Administrative Class	5.76%	3.89%	—	—	10.21%

Russell 1000 Growth Index	7.11%	5.27%	—	—	10.31%

Lipper Large-Cap Growth Fund Average	8.09%	6.20%	—	—	9.87%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com.

Annual Fund Operating Expenses Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

			Hypothetical Performance
	Actual Performance		(5% return before expenses)

	Inst. Shares	Admin. Shares	Inst. Shares	Admin. Shares

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,057.90	$1,057.60	$1,021.32	$1,020.06

Expenses Paid During Period	$3.99	$5.29	$3.92	$5.19

For each class of the Fund, expenses are equal to the expense ratio for the class (0.77% for Institutional Class, 1.02% for Administrative Class), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Technology	31.3%

Healthcare	17.0%

Consumer Discretionary	7.6%

Energy	7.3%

Consumer Staples	7.1%

Transportation	6.5%

Consumer Services	6.0%

Capital Goods	4.2%

Aerospace	4.1%

Other	8.9%

8   NACM Funds Semi-Annual Report  |  12.31.05

A N I N T E R N A T I O N A L S T O C K F U N D	Ticker Symbols: Instl: NAISX

NACM International Fund

■	NACM International Fund seeks maximum long-term capital appreciation by investing primarily in companies located in the developed countries represented in the Fund’s benchmark, the MSCI EAFE Index.

■	The Fund’s Institutional Shares rose 22.36% for the six months ended December 31, 2005. This result outperformed the MSCI EAFE Index, which gained 14.99% over the same period.

■

In the final six months of 2005, stocks in developed non-U.S. markets registered strong advances. At the region level, equities in the Pacific region (MSCI Pacific Index) appreciated fastest, gaining 26.65%. European stocks (MSCI Europe) also saw solid performance, rising 9.92% for the period. At the country level, Japan (MSCI Japan) outperformed all other developed countries, increasing 42.05%.

■

Stock selection and overweighting in Japan and in materials, information technology and industrials contributed to the Fund’s outperformance during the second half of 2005. Japanese equities were by far the strongest performers among developed countries, as the world’s second-largest economy displayed signs of accelerating, domestic-led economic growth. Top contributors to Fund performance were Sumitomo Metal Industries and Ibiden Co. Sumitomo shares gained over 125% in the six months through December 31, 2005, after the company raised guidance based on improved pricing and increased demand for steel piping.

■

Despite the Fund’s strong returns versus the benchmark, there were scattered patches of relative weakness. Stock selection in Hong Kong and in the financials, telecommunications, and consumer staples sectors trailed the Index.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception*†
					(05/07/01)

NACM International Fund Institutional Class	22.36%	22.51%	—	—	13.02%

MSCI EAFE Index	14.99%	14.01%	—	—	7.10%

Lipper International Multi-Cap Core Fund Average	15.73%	14.87%	—	—	6.70%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. †The Fund began operations on 05/07/01. Index comparisons began on 04/30/01.

Annual Fund Operating Expenses Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

		Hypothetical Performance
	Actual Performance	(5% return before expenses)

	Inst. Shares	Inst. Shares

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,223.60	$1,019.86

Expenses Paid During Period	$5.94	$5.40

Expenses are equal to the expense ratio of 1.06% for Institutional Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Country Allocation as of 12/31/05

Japan	29.6%

United Kingdom	20.3%

United States	13.2%

France	9.1%

Sweden	5.4%

Italy	4.7%

Spain	4.1%

Switzerland	3.9%

Belgium	3.4%

Other	6.3%

NACM Funds Semi-Annual Report   |  12.31.05   9

A R E G I O N A L S T O C K F U N D	Ticker Symbols: Instl: NAPRX

NACM Pacific Rim Fund

■

NACM Pacific Rim Fund seeks long-term growth of capital by investing primarily in the equity securities of companies that are tied economically to countries within the Pacific Rim. The Fund invests in both developed and emerging market countries.

■

The Fund’s Institutional Shares advanced 39.45% for the six months ended December 31, 2005. This result outperformed the Fund’s benchmark, the MSCI Pacific Index, which returned 26.65% over the same period.

■

Pacific Rim stocks rallied during the second half of 2005 with the MSCI Pacific Index gaining 26.65%. Japan (MSCI Japan) returned 42.05% for the period, more than double any peer country in the region. New Zealand (MSCI New Zealand) trailed other markets, rising a modest 4.5%.

■

The Fund saw significant gains for the six-month period ended December 31, 2005. Outperformance relative to the benchmark can be attributed in large part to strong stock selection, particularly in Japan and within the financials and materials sectors. Japanese equities, which accounted for over three-quarters of the holdings within the Fund and its benchmark at year-end, surged during the period. The world’s second-largest economy has seen an upswing in wages and employment segue into rising business confidence and accelerating exports and industrial production.

■

Although investment returns were generally strong, there were pockets of relative weakness within the Fund during the period. Specifically, holdings in emerging markets stocks lagged as record energy prices increased inflation concerns and forced several governments in developing Asia to raise interest rates. This situation hindered the Fund’s relative performance as the Fund holds some exposure to emerging market stocks but the benchmark does not.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception*
					(12/31/97)

NACM Pacific Rim Fund Institutional Class	39.45%	38.36%	13.04%	—	15.08%

MSCI Pacific Index	26.65%	23.03%	6.77%	—	6.65%

Lipper Pacific Region Fund Average	26.94%	27.43%	9.70%	—	8.28%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com.

Annual Fund Operating Expenses Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

		Hypothetical Performance
	Actual Performance	(5% return before expenses)

	Inst. Shares	Inst. Shares

Beginning Account Value (7/01/05)	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,394.50	$1,018.45

Expenses Paid During Period	$8.09	$6.82

Expenses are equal to the expense ratio of 1.53% for Institutional Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Country Allocation as of 12/31/05

Japan	73.7%

United States	19.6%

Australia	9.2%

South Korea	2.8%

Singapore	1.5%

Cayman Islands	1.5%

Hong Kong	1.4%

China	1.4%

Bermuda	1.2%

Other	-12.3%

10   NACM Funds Semi-Annual Report  |  12.31.05

Schedule of Investments
NACM Flex-Cap Value Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—90.5%
Aerospace—0.7%
AAR Corp. (a)	13,900	$333

Capital Goods—7.9%
3M Co.	13,600	1,054
Dycom Industries, Inc. (a)	20,900	460
ESCO Technologies, Inc. (a)	8,600	382
General Electric Co.	29,300	1,027
Textron, Inc.	7,700	593

		3,516

Consumer Discretionary—1.5%
Charming Shoppes (a)	35,500	468
Federated Department Stores, Inc.	3,100	206

		674

Consumer Services—6.3%
Comcast Corp., Class A (a)(b)	21,000	545
Energy Coal Resources,Inc. (a)(e)	26,000	416
Liberty Global, Inc. (a)	11,800	250
Liberty Global, Inc., Class A (a)	11,800	266
Time Warner, Inc.	44,300	773
Viacom, Inc., Class B (a)	16,700	544

		2,794

Consumer Staples—3.1%
Altria Group, Inc.	9,300	695
PepsiCo, Inc.	11,400	674

		1,369

Energy—13.9%
ChevronTexaco Corp.	15,000	852
CNX Gas Corp. (a)(e)	50,000	1,037
ConocoPhillips	22,700	1,321
Exxon Mobil Corp.	31,900	1,792
Freescale Semi-conductor,Inc., Class B (a)	25,800	649
Marathon Oil Corp.	9,300	567

		6,218

Financial Services—33.2%
American Express Co.	16,900	870
American International Group, Inc. (b)	15,700	1,071
Bank of America Corp.	29,398	1,357
Bank of New York Co., Inc.	21,800	694
Citigroup, Inc.	39,700	1,927
City National Corp.	6,300	456
Countrywide Financial Corp.	38,000	1,299
Goldman Sachs Group, Inc.	4,500	575
JP Morgan Chase & Co.	23,500	933
JER Investment Trust, Inc. (e)	4,900	83
KKR Financial Corp., REIT	4,150	99
Morgan Stanley	8,600	488
Newcastle Investment Corp., REIT	5,600	139
North Fork Bancorp., Inc.	27,800	761
U.S. Bancorp	20,700	619
Washington Mutual, Inc.	39,500	1,718
Wells Fargo & Co.	28,000	1,759

		14,848

Healthcare—5.3%
Nektar Therapeutics, Inc. (a)(b)	24,200	398
Pfizer, Inc.	47,000	1,096
WellPoint, Inc. (a)	11,100	886

		2,380

	Shares	Value (000s)

Materials & Processing—5.2%
Alcan, Inc.	15,900	$651
Dow Chemical Co.	14,600	640
RTI International Metals, Inc. (a)	13,300	504
Smurfit-Stone Containers Corp. (a)	37,600	533

		2,328

Technology—7.6%
3Com Corp. (a)	115,000	414
ASML Holding NV ADR (a)	37,100	745
Intel Corp.	15,900	397
International Business Machines Corp.	11,500	945
Microsoft Corp.	34,300	897

		3,398

Telecommunications—4.1%
AT&T, Inc.	44,600	1,092
Verizon Communications, Inc.	24,600	741

		1,833

Utilities—1.7%
Cinergy Corp.	5,000	212
NRG Energy, Inc. (a)(b)	11,200	528

		740

Total Common Stock
(cost—$38,706)		40,431

EXCHANGE-TRADED FUND—3.7%
iShares Russell 1000 Value Index
Fund (b) (cost—$1,600)	23,900	1,650

SHORT-TERM INVESTMENTS—11.9%

	Principal Amount (000s)

Collateral Invested for Securities on Loan (d)—8.0%
Adirondack 2005-1 Corp.,
4.355% due 1/25/06	$200	199
Bavaria TRR Corp.,
4.369% due 1/25/06, FRN (c)	200	200
Bavaria Universal Funding,
4.41% due 2/27/06, FRN (c)	100	99
Canadian Imperial Bank,
4.00% due 1/3/06	997	998
Davis Square Funding V Corp.,
4.352% due 1/3/06	1,000	1,000
Fortis Bank,
4.23% due 1/3/06	390	390
Morgan Stanley,
4.33% due 6/20/06	500	500
Sierra Madre Funding Delaware Corp.,
4.355% due 1/26/06	200	199

		3,585

	Principal Amount (000s)	Value (000s)

Repurchase Agreement—3.9%
State Street Bank & Trust Co.,
dated 12/30/05, 3.90%,
due 1/3/06, proceeds $1,721;	$1,720	$1,720

collateralized by Federal Home
Loan Bank, 4.375%, 9/17/10,
valued at $1,759 including
accrued interest (cost—$1,720)

Total Short-Term Investments
(cost—$5,305)		5,305

Total Investments
(cost—$45,611)—106.1%		47,386

Liabilities in excess of other assets—(6.1)%		(2,729)

Net Assets—100.0%		$44,657

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $3,474; cash collateral of $3,577 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from securities on loan.

(e) Fair-valued security.

Glossary:

ADR — American Depositary Receipt

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

REIT — Real Estate Investment Trust

See accompanying notes   |  12.31.05  |  NACM Funds Semi-Annual Report   11

Schedule of Investments
NACM Global Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—95.9%
Bermuda—2.1%
Jardine Matheson Holdings Ltd.	13,200	$227
Nabors Industries Ltd. (a)	3,200	242

		469

Cayman Islands—1.8%
ACE Ltd.	3,800	203
Hutchison Telecommunications International Ltd.	144,000	208

		411

China—4.2%
Bio-Treat Technology Ltd.	260,000	175
Cheung Kong Ltd.	26,000	266
Foxconn International Holdings Ltd. (a)	219,000	352
Hopewell Holdings Ltd.	64,000	161
		954
France—4.7%
Generale de Sante	3,600	124
Pinault-Printemps-Redoute S.A.	1,834	207
Publicis Groupe S.A.	6,577	229
Sanofi-Aventis	3,124	273
Veolia Environnement	5,142	233

		1,066

Germany—2.3%
BASF AG	2,116	162
Commerzbank AG	6,521	200
Hypo Real Estate Holding AG	2,921	151

		513

Hong Kong—2.0%
AAC Acoustic Technology Holdings Inc. (a)	410,000	251
New World Development	138,000	189

		440

Indonesia—0.0%
PT Indosat Tbk.	7,500	4

Ireland—1.3%
CRH PLC	10,132	298

Israel—0.6%
Israel Chemicals Ltd.	36,929	145

Italy—3.0%
Luxottica Group SpA	10,853	276
Sanpaolo IMI SpA	10,747	168
UniCredito Italiano SpA	34,873	239

		683

Japan—17.5%
Aoyama Trading Co., Ltd.	1,000	34
Gigas K’s Denki Corp.	7,600	258
Hakuhodo DY Holdings, Inc.	2,700	190
Hokuhoku Financial Group, Inc.	59,000	275
Japan Tobacco, Inc.	16	234
JSR Corp.	9,800	258
Mitsubishi Tokyo Financial Group, Inc.	26	354
NGK Spark Plug Co., Ltd.	9,000	195
Nippon Electric Glass Co., Ltd.	8,000	175
Nisshinbo Industries, Inc.	12,000	130
Nitori Co., Ltd.	2,300	214
Nomura Holdings, Inc.	12,700	244
Point, Inc.	2,500	209
Rakuten, Inc. (a)	169	163
Shimizu Corp.	19,000	139
Sumco Corp. (a)	3,600	189
Teijin Ltd.	36,000	229

	Shares	Value (000s)

Tokyo Electron Ltd.	4,800	$302
Tokyo Star Bank Ltd. (a)	48	159

		3,951

Malaysia—0.9%
Commerce Asset-Holding Bhd.	140,800	212

Netherlands—2.2%
ASML Holding NV (a)	13,852	278
Royal Numico NV (a)	4,987	207

		485

Singapore—0.8%
ASE Test Ltd. (a)	23,300	183

South Korea—2.3%
Kookmin Bank ADR (a)	3,200	239
Samsung Electronics Co., Ltd.	438	282

		521

Sweden—1.0%
Atlas Copco AB, Class A	10,200	227

Switzerland—7.7%
EFG International (a)	5,904	157
Nestle S.A.	762	228
Roche Holdings AG	2,046	307
STMicroelectronics NV	10,685	192
Straumann Holding AG	591	137
UBS AG	5,583	531
Ypsomed Holding AG (a)	1,125	174

		1,726

Thailand—0.7%
Krung Thai Bank	572,700	152

United Kingdom—2.0%
ARM Holdings PLC	132,350	275
Bodycote International	44,105	168

		443

United States—38.8%
Affiliated Managers Group, Inc. (a)	2,200	177
American Healthways, Inc. (a)	3,800	172
American International Group, Inc.	5,300	362
Ansys, Inc. (a)	4,800	205
Boeing Co.	4,700	330
Central Garden and Pet Co. (a)	4,900	225
ConocoPhillips	4,800	279
Federated Department Stores, Inc.	3,400	226
First Cash Financial Services, Inc. (a)	4,800	140
Freescale Semi-conductor,Inc., Class B (a)	11,828	298
International Business Machines Corp.	4,300	353
ITT Industries, Inc.	2,000	206
JP Morgan Chase & Co.	7,000	278
JLG Industries, Inc.	4,100	187
Lafarge North America, Inc.	3,000	165
Marathon Oil Corp.	3,800	232
Microsoft Corp.	17,700	463
Morgan Stanley	5,600	318
Mylan Laboratories, Inc.	9,300	186
Nasdaq Stock Market, Inc. (a)	3,500	123
Nordstrom, Inc.	6,000	224
Occidental Petroleum Corp.	2,900	232
PepsiCo, Inc.	3,800	224
Pike Electric Corp. (a)	7,900	128
Praxair, Inc.	4,900	259
QUALCOMM, Inc.	7,500	323
Quiksilver, Inc. (a)	19,000	263
RTI International Metals, Inc. (a)	4,700	178
Syneron Medical Ltd. (a)	4,000	127

	Shares	Value (000s)

Tiffany & Co.	4,000	$153
Transocean, Inc. (a)	4,100	286
United Technologies Corp.	6,300	352
Wal-Mart Stores, Inc.	6,900	323
Williams Cos., Inc.	8,797	204
XTO Energy, Inc.	5,400	237
Yahoo!, Inc. (a)	7,600	298

		8,736

Total Common Stock
(cost—$19,393)		21,619

WARRANT (a)—1.2%
	Units

Bahamas—1.2%
Credit Suisse First Boston, Expires 9/15/06
(cost—$225)	652,000	277

	Principal Amount (000s)

Repurchase Agreement—4.0%
State Street Bank & Trust Co.,
dated 12/30/05, 3.90%,
due 1/3/06, proceeds $896;	$896	896

collateralized by Federal Home
Loan Bank, 4.375%, 9/17/10,
valued at $915 including
accrued interest
(cost—$896)

Total Investments
(cost—$20,514)—101.1%		22,792

Liabilities in excess of other assets—(1.1)%		(247)

Net Assets—100.0%		$22,545

Notes to Schedule of Investments:

(a) Non-income producing.

Glossary:

ADR — American Depositary Receipt

12   NACM Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Schedule of Investments
NACM Growth Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—99.6%
Aerospace—4.1%
Boeing Co.	600	$42
Lockheed Martin Corp.	1,100	70
Raytheon Co.	1,300	52

		164

Building—1.3%
KB Home	700	51

Capital Goods—4.1%
General Electric Co.	3,200	112
Parker Hannifin Corp.	800	53

		165

Consumer Discretionary—7.6%
Claire’s Stores, Inc.	1,800	53
Copart, Inc. (a)	800	18
Darden Restaurants, Inc.	1,000	39
Federated Department Stores, Inc.	600	40
J.C. Penney Co., Inc.	900	50
McDonald’s Corp.	1,300	44
Newell Rubbermaid, Inc.	1,700	40
Yum! Brands, Inc.	400	19

		303

Consumer Services—6.0%
Cendant Corp.	2,200	38
McKesson Corp.	1,300	67
Pharmaceutical Product Development, Inc.	800	50
Sirius Satellite Radio, Inc. (a)	4,700	31
Viacom, Inc., Class B (a)	1,600	52

		238

Consumer Staples—7.1%
Anheuser-Busch Cos., Inc.	900	39
Archer-Daniels-Midland Co.	2,800	69
Coca-Cola Co.	2,000	81
Monsanto Co.	900	70
Procter & Gamble Co.	390	22

		281

Energy—7.3%
ConocoPhillips	700	41
Devon Energy Corp.	800	50
Diamond Offshore Drilling, Inc.	800	56
Helmerich & Payne, Inc.	600	37
Pride International, Inc. (a)	1,900	58
Transocean, Inc. (a)	700	49

		291

Financial Services—2.2%
Allstate Corp.	900	49
Chubb Corp.	400	39

		88

Healthcare—17.0%
Abbott Laboratories	1,300	51
Aetna, Inc.	700	66
Alcon, Inc.	400	52
Amgen, Inc. (a)	500	40
Becton Dickinson & Co.	900	54
Cardinal Health, Inc.	500	34
Express Scripts, Inc. (a)	600	50
Johnson & Johnson	2,600	156
Manor Care, Inc.	1,300	52
UnitedHealth Group, Inc.	1,900	118

		673

	Shares	Value (000s)

Materials & Processing—3.8%
Eastman Chemical Co.	800	$41
Martin Marietta Materials, Inc.	700	54
Nucor Corp.	500	33
PPG Industries, Inc.	400	23

		151

Technology—31.3%
Agilent Technologies, Inc. (a)	1,400	47
Broadcom Corp., Class A (a)	400	19
CheckFree Corp. (a)	700	32
Cisco Systems, Inc. (a)	2,500	43
Corning, Inc. (a)	3,200	63
Electronic Data Systems Corp.	1,500	36
EMC Corp. (a)	5,200	71
Emerson Electric Co.	800	60
Fair Isaac Corp.	1,100	49
Fisher Scientific International, Inc. (a)	800	50
Hewlett-Packard Co.	1,400	40
IMS Health, Inc.	1,600	40
Intel Corp.	6,500	162
International Business Machines Corp.	1,300	107
Intersil Corp.	1,800	45
LSI Logic Corp. (a)	4,300	34
Microsoft Corp.	1,700	44
Motorola, Inc.	900	20
National Semi-conductor Corp.	2,200	57
Oracle Corp. (a)	6,000	73
QUALCOMM, Inc.	1,100	47
Red Hat, Inc. (a)	800	22
Texas Instruments, Inc.	2,500	80

		1,241

Transportation—6.5%
Burlington Northern Santa Fe Corp.	800	57
CNF, Inc.	400	22
CSX Corp.	1,300	66
Laidlaw International, Inc.	1,600	37
United Parcel Service, Inc., Class B	1,000	75

		257

Utilities—1.3%
TXU Corp.	1,000	50

Total Common Stock
(cost—$3,742)		3,953

	Principal Amount (000s)

Repurchase Agreement—0.7%
State Street Bank & Trust Co.,
dated 12/30/05, 3.90%,
due 1/3/06, proceeds $29;	$29	29

collateralized by Federal Home
Loan Bank, 4.375%, 9/17/10,
valued at $30 including accrued
interest (cost—$29)

Total Investments
(cost—$3,771)—100.3%		3,982

Liabilities in excess of other assets—(0.3)%		(13)

Net Assets—100.0%		$3,969

Notes to Schedule of Investments:

(a) Non-income producing.

See accompanying notes  |  12.31.05  |  NACM Funds Semi-Annual Report   13

Schedule of Investments
NACM International Fund
December 31, 2005 (unaudited)

		Value
	Shares	(000s)
COMMON STOCK—95.8%
Australia—3.1%
BHP Billiton Ltd.	72,900	$1,214
Macquarie Bank Ltd.	15,800	785
Oxiana Ltd. (a)	904,200	1,148
Rio Tinto Ltd.	29,700	1,493
Seven Network Ltd.	45,700	278

		4,918

Austria—1.8%
Andritz AG	2,900	319
Boehler-Uddeholm AG	4,600	775
OMV AG	21,785	1,265
Voestalpine AG	6,000	603

		2,962

Belgium—3.4%
Compagnie Maritime Belge S.A.	7,822	258
Fortis Group, Unit	74,700	2,382
KBC Groep NV	29,600	2,756

		5,396

Cayman Islands—0.4%
Hutchison Telecommunications International Ltd.	404,000	583

China—0.2%
Hopewell Holdings	104,000	262

Denmark—0.2%
Sydbank A/S	12,500	300

Finland—0.9%
Rautaruukki Oyj	61,800	1,501

France—9.1%
BNP Paribas	24,700	1,995
Credit Agricole S.A.	21,500	676
France Telecom S.A.	9,700	241
Neopost S.A.	5,300	531
Peugeot S.A.	23,000	1,323
Renault S.A.	18,037	1,469
Sanofi-Aventis	20,800	1,821
Societe Generale	16,511	2,029
Total S.A.	3,392	855
Vallourec	5,400	2,966
Vivendi Universal S.A.	19,700	617

		14,523

Germany—1.9%
Continental AG	5,400	479
Deutsche Bank AG	6,400	619
Deutsche Telekom AG	9,700	161
RWE AG	5,800	428
Salzgitter AG	24,500	1,322

		3,009

Greece—0.7%
National Bank of Greece S.A.	25,000	1,062

Hong Kong—1.4%
China Resources Power Holdings Co.	554,000	312
Hang Lung Group Ltd.	119,000	253
Orient Overseas International Ltd.	93,300	316
Sino Land Co.	776,000	943
TPV Technology Ltd.	366,000	356

		2,180

Italy—4.7%
Banca Intesa SpA	24,100	128
Banche Popolari Unite S.c.r.l.	154,200	3,383
Capitalia SpA	389,400	2,254

		Value
	Shares	(000s)

ERG SpA	52,000	$1,252
Sanpaolo IMI SpA	26,600	416

		7,433

Japan—29.6%
Astellas Pharma, Inc.	28,000	1,094
Bridgestone Corp.	5,000	104
Brother Industries Ltd.	53,000	557
Canon, Inc.	43,900	2,577
Honda Motor Co., Ltd.	43,300	2,499
Horiba Ltd.	12,000	346
Ibiden Co. Ltd.	41,000	2,196
Iino Kaiun Kaisha Ltd.	51,000	429
Japan Tobacco, Inc.	239	3,494
JFE Holdings, Inc.	34,000	1,138
Keiyo Bank Ltd.	45,000	320
Komatsu Ltd.	98,000	1,620
Makita Corp.	57,000	1,399
Matsushita Electric Industrial Co., Ltd.	97,000	1,869
Mitsubishi Corp.	108,000	2,384
Mitsui & Co. Ltd.	164,000	2,107
Mitsui Trust Holdings, Inc.	25,000	301
NGK Spark Plug Co., Ltd.	71,000	1,540
Nippon Electric Glass Co., Ltd.	96,000	2,106
Nippon Steel Corp.	58,000	206
Nippon Yusen KK	207,000	1,418
Parco Co., Ltd.	30,000	344
Plenus Co., Ltd.	4,700	155
Star Micronics Co., Ltd.	20,000	326
Sumitomo Corp.	152,000	1,967
Sumitomo Metal Industries Ltd.	573,000	2,195
Takeda Pharmaceutical Co., Ltd.	6,132	332
Teijin Ltd.	172,000	1,094
Tokyo Electron Ltd.	39,300	2,469
Toshiba Corp.	369,000	2,205
Toyota Motor Corp.	56,225	2,937
Ulvac, Inc.	17,000	523
Yamaha Motor Co., Ltd.	108,000	2,823

		47,074

Luxembourg—0.0%
Arcelor S.A.	3,300	82

Netherlands—2.8%
Fortis	36,700	1,168
Fugro NV	23,900	768
ING Groep NV	18,400	638
Royal Dutch Shell PLC, Class B	47,400	1,519
USG People NV	7,300	310

		4,403

Norway—0.6%
Orkla ASA	25,400	1,053

Singapore—1.3%
Cosco Corp. Singapore Ltd.	301,000	390
Jardine Cycle & Carriage Ltd.	39,000	260
MCL Land Ltd.	28,080	29
SembCorp Marine Ltd.	555,000	920
Starhub Ltd.	381,000	470

		2,069

Spain—4.1%
ACS Actividades Construcciones y Servicios S.A.	61,600	1,980
Antena 3 de Television S.A.	63,600	1,517
Banco Bilbao Vizcaya Argentaria S.A.	81,000	1,446
Banco Santander Central Hispano S.A.	5,451	72
Gestevision Telecinco S.A.	31,500	797
Telefonica S.A.	50,728	763

		6,575

		Value
	Shares	(000s)

Sweden—5.4%
Atlas Copco AB, Class A	27,300	$608
NCC AB, Class B	20,400	367
Nordea Bank AB	78,000	810
Skandinaviska Enskilda Banken AB, Class B	63,200	1,301
SSAB Svenskt Stal AB, Ser. A	39,340	1,433
Telefonaktiebolaget LM Ericsson, Class B	93,200	321
Volvo AB, Class B	71,900	3,392
WM-data AB	132,000	422

		8,654

Switzerland—3.9%
Credit Suisse Group	34,500	1,757
Nestle S.A.	765	229
Novartis AG	27,900	1,463
UBS AG	20,643	1,962
Zurich Financial Services AG (a)	3,797	808

		6,219

United Kingdom—20.3%
3i Group PLC	135,400	1,972
AstraZeneca PLC	59,019	2,869
Aviva PLC	33,340	404
BAE Systems PLC	105,100	691
Barclays PLC	10,805	113
BHP Billiton PLC	162,000	2,651
BP PLC	289,901	3,104
British American Tobacco PLC	14,300	320
First Choice Holidays PLC	372,500	1,602
GlaxoSmithKline PLC	207,926	5,249
HBOS PLC	78,088	1,332
Imperial Tobacco Group PLC	15,900	474
Old Mutual PLC	453,100	1,284
Prudential PLC	52,800	500
Rio Tinto PLC	92,300	4,218
Rolls-Royce Group PLC, Class B	860,818	2
Rolls-Royce Group PLC (a)	36,173	266
Royal Bank of Scotland Group PLC	32,300	975
Taylor Woodrow PLC	338,200	2,219
Vodafone Group PLC	337,041	725
Wimpey George PLC	152,900	1,266

		32,236

Total Common Stock (cost—$135,824)		152,494

	Principal Amount (000s)

Repurchase Agreement—13.2%
State Street Bank & Trust Co., dated 12/30/05, 3.90%, due 1/3/06, proceeds $20,976;	$20,967	20,967

collateralized by Federal Home Loan Bank, 4.375%, 9/17/10, valued at $21,387 including accrued interest (cost—$20,967)

Total Investments
(cost—$156,791)—109.0%		173,461

Liabilities in excess of other assets—(9.0)%		(14,322)

Net Assets—100.0%		$159,139

Notes to Schedule of Investments:

(a) Non-income producing.

Glossary:

Unit — More than one class of securities traded together.

14   NACM Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Schedule of Investments
NACM Pacific Rim Fund
December 31, 2005 (unaudited)

		Value
	Shares	(000s)
COMMON STOCK—94.0%
Australia—9.2%
AMP Bank Ltd.	234,509	$1,319
Babcock & Brown Infrastructure Group, Unit	523,611	620
BHP Billiton Ltd.	156,866	2,612
Commonwealth Bank of Australia	26,190	819
CSL Ltd.	46,229	1,432
Foster’s Group Ltd.	245,137	1,000
Macquarie Bank Ltd.	24,689	1,227
Rio Tinto Ltd. (b)	45,173	2,270
Westpac Capital Corp.	39,932	665
Woodside Petroleum Ltd.	49,622	1,419

		13,383

Bermuda—1.2%
Celestial Nutrifoods Ltd.	4,812,000	1,676

Cayman Islands—1.5%
Hengan International Group Co., Ltd.	742,000	841
Hutchison Telecommunications International Ltd.	895,000	1,292

		2,133

China—1.4%
Foxconn International Holdings Ltd. (a)	936,000	1,504
Jiangsu Expressway Co., Ltd.	912,000	515

		2,019

Hong Kong—1.5%
China Shenhua Energy Co., Ltd., Class H (a)	533,400	584
Hong Kong Exchange & Clearing Ltd.	168,000	697
Shangri-La Asia Ltd.	489,150	817

		2,098

India—0.5%
Satyam Computer Services Ltd. ADR	20,100	736

Japan—73.7%
Advantest Corp.	11,600	1,172
Amada Co., Ltd.	177,000	1,559
Astellas Pharma, Inc.	24,900	973
Chugai Pharmaceutical Co., Ltd.	47,000	1,011
Denso Corp.	46,000	1,593
E*Trade Securities Co., Ltd. (b)	150	1,158
Haseko Corp. (a)(b)	978,500	3,780
Hitachi Construction Machinery Co., Ltd.	79,700	1,863
Honeys Co., Ltd. (b)	13,500	1,100
Hoosiers Corp.	320	1,538
JAFCO Co., Ltd.	44,000	3,934
Japan Steel Works Ltd.	422,000	2,343
JGC Corp.	115,000	2,190
Kawasaki Heavy Industries Ltd. (b)	631,000	2,312
KK DaVinci Advisors (a)	341	2,563
Komatsu Electronic Metals Co., Ltd.	97,400	1,767
Komeri Co., Ltd.	31,200	1,338
livedoor Co., Ltd. (a)	455,339	2,840
Marubeni Corp.	535,000	2,865
Mitsubishi Heavy Industries Ltd.	452,000	1,997
Mitsubishi Tokyo Financial Group, Inc.	404	5,502
Mitsui & Co., Ltd.	214,000	2,750
Mitsui Fudosan Co., Ltd.	41,000	830

			Value
	Shares		(000s)

Mizuho Financial Group, Inc.	456		$3,619
Murata Manufacturing Co., Ltd.	22,500		1,445
NEOMAX Co., Ltd.	29,000		955
Nikon Corp.	68,000		1,073
Nishi-Nippon City Bank Ltd.	224,000		1,332
Nissan Motor Co., Ltd.	106,300		1,084
Nomura Holdings, Inc.	109,900		2,116
Nomura Research Institute Ltd.	11,900		1,455
NTT DoCoMo, Inc.	437		665
Orient Corp. (a)	498,000		2,073
Orix Corp.	7,000		1,782
Osaka Securities Exchange Co., Ltd.	260		1,623
Sanyo Special Steel Co., Ltd. (b)	125,000		1,384
Sega Sammy Holdings, Inc.	19,100		640
Sumitomo Metal Industries Ltd.	432,000		1,655
Sumitomo Mitsui Financial Group, Inc.	311		3,285
Sumitomo Trust & Banking Co., Ltd.	293,000		2,988
T&D Holdings, Inc.	21,050		1,398
Taiheiyo Cement Corp.	580,000		2,355
Takeda Pharmaceutical Co., Ltd.	23,400		1,268
Takeuchi Manufacturing Co., Ltd. (b)	19,500		1,156
THK Co., Ltd.	48,700		1,270
Toho Tenax Co., Ltd. (a)(b)	207,000		1,522
Toho Titanium Co., Ltd. (b)	8,100		835
Tokuyama Corp.	231,000		2,970
Tokyo Electron Ltd.	15,300		961
Tokyu Land Corp.	534,000		5,334
Toshiba Corp.	199,000		1,189
Toyota Motor Corp.	113,600		5,935
Yamada Denki Co., Ltd.	18,600		2,325

			106,670

Singapore—1.5%
ASE Test Ltd. (a)	90,400		710
Singapore Exchange Ltd.	836,000		1,460

			2,170

South Korea—2.8%
Cheil Industries, Inc. (a)	23,520		646
Hyundai Engineering & Construction Co., Ltd. (a)	28,960		1,277
NHN Corp. (a)	4,689		1,235
Shinhan Financial Group Co., Ltd. (a)	21,560		867

			4,025

Taiwan—0.7%
Catcher Technology Co., Ltd.	128,000		1,027
Siliconware Precision Industries Co. ADR	–	(e)	–	(e)

			1,027

Total Common Stock
(cost—$108,700)			135,937

WARRANTS (a)—1.3%
	Units

India—0.6%
Bharti Tele-Ventures Ltd. Expires 4/3/06	121,050		927

Luxembourg—0.7%
Associated Cement Co., Ltd. Expires 7/28/06	84,137		997

Total Warrants (cost—$1,565)			1,924

	Principal Amount	Value
	(000s)	(000s)
SHORT-TERM INVESTMENTS—18.3%
Collateral Invested for Securities on Loan (d)—8.7%
Adirondack 2005-1 Corp., 4.356% due 1/25/06	$1,000	$997
Bavaria TRR Corp., 4.368% due 1/25/06, FRN (c)	2,000	1,994
Bavaria Universal Funding, 4.412% due 2/27/06, FRN (c)	1,000	993
Canadian Imperial Bank, 4.00% due 1/3/06	1,158	1,158
Compass Securitization, 4.376% due 1/23/06	500	498
Davis Square Funding V Corp., 4.352% due 1/3/06	1,000	999
Fortis Bank, 4.23% due 1/3/06	2,463	2,463
Morgan Stanley, 4.33% due 6/20/06	2,000	2,000
Ormond Quay Funding LLC, 4.331% due 1/30/06	$500	498
Sierra Madre Funding Delaware Corp., 4.356% due 1/26/06	1,000	997

		12,597

Repurchase Agreement—9.6%
State Street Bank & Trust Co., dated 12/30/05, 3.90%, due 1/3/06, proceeds $13,864; collateralized by Federal Home Loan Bank, 4.375%, due 9/17/10, valued at $14,140 including accrued interest (cost—$13,858)	13,858	13,858

Total Short-Term Investments (cost—$26,456)		26,455

Total Investments
(cost—$136,721)—113.6%		164,316

Liabilities in excess of other assets—(13.6)%		(19,619)

Net Assets—100.0%		$144,697

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $11,574; cash collateral of $12,555 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from securities on loan.

(e) Share and market value are less than $500.

Glossary:

ADR — American Depositary Receipt

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

Unit — More than one class of securities traded together.

See accompanying notes  |  12.31.05  |  NACM Funds Semi-Annual Report   15

Statements of Assets and Liabilities
December 31, 2005 (unaudited)

Amounts in thousands, except per share amounts	NACM Flex-Cap Value Fund	NACM Global Fund	NACM Growth Fund	NACM International Fund	NACM Pacific Rim Fund

Assets:
Investments, at value	$47,386	$22,792	$3,982	$152,494	$164,316

Repurchase agreement, at value	0	0	0	20,967	0

Cash	0	0	0	1	0

Foreign currency, at value	0	0	0	1	4

Security lending interest receivable (net)	0	0	0	0	22

Receivable for investments sold	0	328	37	0	0

Receivable for Fund shares sold	891	91	2	1,551	2,414

Interest and dividends receivable (net of taxes)	38	14	4	132	37

Unrealized appreciation on forward foreign currency contracts	0	0	0	4	0

	48,315	23,225	4,025	175,150	166,793

Liabilities:
Payable for investments purchased	$0	$607	$51	$15,442	$9,190

Payable for Fund shares redeemed	28	34	0	153	90

Payable for collateral for securities on loan	3,584	0	0	0	12,597

Dividends payable	0	0	0	250	0

Investment advisory fee payable	24	13	2	68	97

Administration fee payable	11	9	1	60	61

Distribution fee payable	6	10	1	15	32

Servicing fee payable	3	4	1	15	21

Unrealized depreciation on forward foreign currency contracts	0	1	0	8	8

Recoupment payable to Manager	2	0	0	0	0

Other liabilities	0	2	0	0	0

	3,658	680	56	16,011	22,096

Net Assets	$44,657	$22,545	$3,969	$159,139	$144,697

Net Assets Consist of:
Paid-in capital	$42,519	$20,098	$3,697	$142,003	$113,627

Undistributed (dividends in excess of) net investment income	553	422	184	(376)	(294)

Accumulated net realized gain (loss) on investments	(190)	(252)	(123)	836	3,781

Net unrealized appreciation on investments	1,775	2,277	211	16,676	27,583

	$44,657	$22,545	$3,969	$159,139	$144,697

Net Assets:
Institutional Class	$31,638	$10	$1,001	$79,375	$26,980

Administrative Class	19	20	14	0	0

Other Classes	13,000	22,515	2,954	79,764	117,717

Shares Issued and Outstanding:
Institutional Class	1,903	1	79	4,120	1,993

Administrative Class	1	1	1	0	0

Other Classes	804	1,373	243	4,171	8,898

Net Asset Value and Redemption Price Per Share
(Net Asset Per Share Outstanding)
Institutional Class	$16.62	$16.95	$12.64	$19.27	$13.53

Administrative Class	16.56	16.81	12.53	0.00	0.00

Cost of Investments	$45,611	$20,514	$3,771	$135,824	$136,721

Cost of Repurchase Agreements	$0	$0	$0	$20,967	$0

Cost of Foreign Currency	$0	$0	$0	$1	$4

16 NACM Funds Semi-Annual Report | 12.31.05 | See accompanying notes

Statements of Operations
Six Months Ended December 31, 2005 (unaudited)

	NACM Flex-Cap	NACM	NACM		NACM International	NACM Pacific
Amounts in thousands	Value Fund	Global Fund	Growth Fund		Fund	Rim Fund

Investment Income:
Interest	$44	$9	$1		$69	$90

Dividends, net of foreign withholding taxes	396	62	22		505	429

Security lending income (net)	2	0	0		0	53

Total Income	442	71	23		574	572

Expenses:
Investment advisory fees	138	60	10		289	370

Administration fees	62	42	7		249	238

Distribution and/or servicing fees - Other Classes	45	66	11		106	220

Trustees’ fees	3	1	0	*	6	6

Interest expense	0	0	0		0	3

Miscellaneous expense	1	0	0		0	0

Total Expenses	249	169	28		650	837

Net Expenses	249	169	28		650	837

Net Investment Income (Loss)	$193	$(98)	$(5)		$(76)	$(265)

Realized and Change in Unrealized Gain (Loss):
Net realized gain on investments	1,461	674	120		6,425	8,980

Net realized loss on foreign currency transactions	0	(178)	0		(2,392)	(1,456)

Net change in unrealized appreciation/depreciation on investments	1,803	1,605	86		15,133	22,973

Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0		8	0

Net Realized and Change in Unrealized Gain	3,264	2,101	206		19,174	30,497

Net Increase in Net Assets Resulting from Operations	$3,457	$2,003	$201		$19,098	$30,232

*	Trustees’ fees less than $1,000.

See accompanying notes | 12.31.05 | NACM Funds Semi-Annual Report 17

Statements of Changes in Net Assets
 Amounts in thousands

	NACM Flex-Cap Value Fund		NACM Global Fund

	Six months ended	Year ended	Six months ended	Year ended
Increase in Net Assets from:	December 31, 2005	June 30, 2005	December 31, 2005	June 30, 2005
	(unaudited)		(unaudited)

Operations:
Net investment income (loss)	$193	$50	$(98)	$(31)

Net realized gain	1,461	599	496	690

Net change in unrealized appreciation/depreciation	1,803	(627)	1,605	379

Net increase resulting from operations	3,457	22	2,003	1,038

Distributions to Shareholders:
From net investment income
Institutional Class	(162)	0	0	0

Other Classes	(8)	0	0	0

From net realized capital gains
Institutional Class	(1,146)	(83)	0	(62)

Administrative Class	(1)	(1)	(1)	(1)

Other Classes	(503)	(331)	(867)	(273)

Total Distributions to Shareholders	(1,820)	(415)	(868)	(336)

Fund Share Transactions:
Shares sold
Institutional Class	3,236	29,438	0	0

Other Classes	4,366	10,412	9,997	9,633

Issued in reinvestment of distributions
Institutional Class	1,303	83	0	62

Administrative Class	1	1	1	1

Other Classes	420	269	692	227

Cost of shares redeemed
Institutional Class	(3,417)	(1,491)	(1,164)	(545)

Other Classes	(2,920)	(4,820)	(1,975)	(1,901)

Net increase from Fund share transactions	2,989	33,892	7,551	7,477

Fund Redemption Fees	1	10	3	4

Total Increase in Net Assets	4,627	33,509	8,689	8,183

Net Assets:
Beginning of period	40,030	6,521	13,856	5,673

End of period*	$44,657	$40,030	$22,545	$13,856

* Including undistributed (dividends in excess of) net investment income of:	$553	$530	$422	$520

18 NACM Funds Semi-Annual Report | 12.31.05 | See accompanying notes

NACM Growth Fund		NACM International Fund		NACM Pacific Rim Fund

Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005

$(5)	$(1)	$(76)	$819	$(265)	$(95)

120	258	4,033	1,068	7,524	1,948

86	(54)	15,141	387	22,973	2,104

201	203	19,098	2,274	30,232	3,957

0	0	(470)	(221)	(185)	0

0	0	(500)	(3)	(193)	0

(79)	(28)	(1,634)	(397)	(826)	(42)

(1)	0	0	0	0	0

(227)	(34)	(1,814)	0	(3,377)	(600)

(307)	(62)	(4,418)	(621)	(4,581)	(642)

0	0	29,429	33,982	21,793	4,504

774	1,585	50,272	27,394	46,868	32,391

79	28	2,103	618	997	29

1	0	0	0	0	0

172	29	1,797	3	2,371	393

(265)	(65)	(6,004)	(1,489)	(293)	(12,551)

(387)	(708)	(3,618)	(1,945)	(8,348)	(20,518)

374	869	73,979	58,563	63,388	4,248

0	0	3	6	5	20

268	1,010	88,662	60,222	89,044	7,583

3,701	2,691	70,477	10,255	55,653	48,070

$3,969	$3,701	$159,139	$70,477	$144,697	$55,653

$184	$189	$(376)	$670	$(294)	$349

See accompanying notes | 12.31.05 | NACM Funds Semi-Annual Report 19

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Change in Unrealized Gain (Loss) on Investments(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income

NACM Flex-Cap Value Fund
Institutional Class
12/31/2005†	$15.97	$0.10	$1.29	$1.39	$(0.09)

06/30/2005	15.36	0.21	1.22	1.43	0.00

06/30/2004	12.41	0.09	3.33	3.42	(0.05)

07/19/2002 - 06/30/2003	10.00	0.11	2.52	2.63	(0.05)

Administrative Class
12/31/2005†	$15.87	$0.08	$1.29	$1.37	$(0.03)

06/30/2005	15.31	0.13	1.25	1.38	0.00

06/30/2004	12.39	0.05	3.32	3.37	(0.03)

07/19/2002 - 06/30/2003	10.00	0.08	2.52	2.60	(0.04)

NACM Global Fund
Institutional Class
12/31/2005†	$15.62	$(0.02)	$2.03	$2.01	$0.00

06/30/2005	14.34	0.05	1.83	1.88	0.00

06/30/2004	11.74	(0.01)	3.55	3.54	0.00

07/19/2002 - 06/30/2003	10.00	(0.01)	1.80	1.79	(0.05)

Administrative Class
12/31/2005†	$15.52	$(0.04)	$2.01	$1.97	$0.00

06/30/2005	14.28	0.02	1.82	1.84	0.00

06/30/2004	11.73	(0.04)	3.53	3.49	0.00

07/19/2002 - 06/30/2003	10.00	(0.03)	1.80	1.77	(0.04)

NACM Growth Fund
Institutional Class
12/31/2005†	$12.89	$0.03	$0.73	$0.76	$0.00

06/30/2005	12.04	0.07	1.07	1.14	0.00

06/30/2004	11.25	(0.01)	0.93	0.92	0.00

07/19/2002 - 06/30/2003	10.00	0.00 (1)	1.25	1.25	0.00

Administrative Class
12/31/2005†	$12.79	$0.01	$0.74	$0.75	$0.00

06/30/2005	11.98	0.04	1.06	1.10	0.00

06/30/2004	11.23	(0.04)	0.92	0.88	0.00

07/19/2002 - 06/30/2003	10.00	(0.02)	1.25	1.23	0.00

NACM International Fund
Institutional Class
12/31/2005†	$16.29	$0.01	$3.62	$3.63	$(0.14)

06/30/2005	14.54	0.36	2.35	2.71	(0.34)

04/01/2004 - 06/30/2004	14.61	0.11	(0.18)	(0.07)	0.00

03/31/2004	8.98	0.19	5.73	5.92	(0.29)

03/31/2003	11.30	0.13	(1.56)	(1.43)	(0.89)

05/07/2001 - 03/31/2002	12.50	0.09	(1.22)	(1.13)	(0.07)

†	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding trustees’ expense is 0.95%.
(c)	Ratio of expenses to average net assets excluding trustees’ expense is 1.20%.
(d)	Ratio of expenses to average net assets excluding trustees’ and tax expense is 1.34%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.23%.
(f)	Ratio of expenses to average net assets excluding trustees’ expense is 0.80%.
(g)	Ratio of expenses to average net assets excluding trustees’ expense is 1.19%.
(h)	Ratio of expenses to average net assets excluding trustees’ expense is 1.04%.
(i)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 8.44%.
(j)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 8.66%.
(k)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 7.27%.
(l)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 7.51%.
(m)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.10%.
(n)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.35%.
(o)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 8.00%.
(p)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 8.24%.

20  NACM Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Distributions from Net Realized Capital Gains	Total Distributions	Fund Redemption Fees(a)	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(0.65)	$(0.74)	$0.00	$16.62	8.66%	$31,638	0.91	%*(y)	1.17%		38%

(0.83)	(0.83)	0.01	15.97	9.30	29,288	0.91	(w)	1.34		150

(0.42)	(0.47)	0.00	15.36	27.88	1,542	0.96	(b)	0.61		145

(0.17)	(0.22)	0.00	12.41	26.53	1,202	0.96	*(b)(o)	1.01	*	173

$(0.65)	$(0.68)	$0.00	$16.56	8.60%	$19	1.17	%*(z)	0.92	%*	38%

(0.83)	(0.83)	0.01	15.87	8.99	18	1.20	(w)(g)	0.81		150

(0.42)	(0.45)	0.00	15.31	27.54	16	1.20		0.36		145

(0.17)	(0.21)	0.00	12.39	26.21	13	1.21	*(c)(p)	0.76	*	173

$(0.68)	$(0.68)	$0.00	$16.95	12.89%	$10	1.06	%*(2)	(0.26	)%*	64%

(0.61)	(0.61)	0.01	15.62	13.34	1,120	1.15	(w)(x)	0.37		148

(0.95)	(0.95)	0.01	14.34	31.10	1,469	1.11	(m)	(0.07)		203

0.00	(0.05)	0.00	11.74	17.96	1,121	1.10	*(i)	(0.08	)*	260

$(0.68)	$(0.68)	$0.00	$16.81	12.71%	$20	1.31	%*(3)	(0.46	)%*	64%

(0.61)	(0.61)	0.01	15.52	13.11	17	1.40	(w)(d)	0.13		148

(0.95)	(0.95)	0.01	14.28	30.69	15	1.36	(n)	(0.32)		203

0.00	(0.04)	0.00	11.73	17.74	12	1.35	*(j)	(0.33	)*	260

$(1.01)	$(1.01)	$0.00	$12.64	5.79%	$1,001	0.77	%*(4)	0.40	%*	67%

(0.29)	(0.29)	0.00	12.89	9.47	1,202	0.80	(w)(q)	0.55		274

(0.13)	(0.13)	0.00	12.04	8.22	1,157	0.81	(f)	(0.11)		160

0.00	0.00	0.00	11.25	12.50	1,070	0.80	*(k)	0.02	*	167

$(1.01)	$(1.01)	$0.00	$12.53	5.76%	$14	1.02	%*(5)	0.16	%*	67%

(0.29)	(0.29)	0.00	12.79	9.18	13	1.05	(w)(h)	0.30		274

(0.13)	(0.13)	0.00	11.98	7.88	12	1.05		(0.36)		160

0.00	0.00	0.00	11.23	12.30	11	1.05	*(l)	(0.22	)*	167

$(0.51)	$(0.65)	$0.00	$19.27	22.36%	$79,375	1.06	%*(2)	0.15	%*	62%

(0.62)	(0.96)	0.00	16.29	19.49	45,195	1.06	(v)(w)(e)	2.26		107

0.00	0.00	0.00	14.54	(0.48)	10,255	1.18	(r)(s)	3.06		29

0.00	(0.29)	0.00	14.61	66.48	10,305	1.35	*(t)(u)	1.55	*	163

0.00	(0.89)	0.00	8.98	(19.81)	5,581	1.20		1.33		282

0.00	(0.07)	0.00	11.30	(9.02)	910	1.36	*	0.88	*	244

(q)	Ratio of expenses to average net assets excluding trustees’ expense is 0.79%.
(r)

The Board of Trustees approved the amendments to the Expense Limitation Agreement whereby overall operating expenses (excluding taxes, interest, brokerage, extraordinary expenses and expenses incurred from the creation and operation of the Mauritius entity) do not exceed 1.39% for the period 04/01/2004 to 03/31/2005.

(s)	Ratio of expenses to average net assets excluding the expense offset is 1.40%. Ratio of expenses to average net assets excluding expense reimbursement and expense offset is 1.80%.
(t)

The Board of Trustees approved the amendments to the Expense Limitation Agreement whereby overall operating expenses (excluding taxes, interest, brokerage, extraordinary expenses and expenses incurred from the creation and operation of the Mauritius entity) do not exceed 1.25% for the period 04/01/2003 to 07/28/2003 and 1.39% for the period 07/29/2003 to 03/31/2004.

(u)	Ratio of expenses to average net assets excluding the expense offset is 1.39%. Ratio of expenses to average net assets excluding expense reimbursement and expense offset is 1.55%.
(v)	Ratio of expenses to average net assets excluding non-recurring expenses is 0.98%.
(w)	Effective April 1, 2005, the Administration Fee was reduced by 0.05%.
(x)	Ratio of expenses to average net assets excluding trustees’ and tax expense is 1.09%.
(y)	Ratio of expenses to average net assets excluding trustees’ expense is 0.90%.
(z)	Ratio of expenses to average net assets excluding trustees’ expense is 1.16%.
(1)	Amount is less than $.01.
(2)	Ratio of expenses to average net assets excluding trustees’ expense is 1.05%.
(3)	Ratio of expenses to average net assets excluding trustees’ expense is 1.30%.
(4)	Ratio of expenses to average net assets excluding trustees’ expense is 0.76%.
(5)	Ratio of expenses to average net assets excluding trustees’ expense is 1.01%.

See accompanying notes  |  12.31.05  |  NACM Funds Semi-Annual Report  21

Financial Highlights (cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Change in Unrealized Gain (Loss) on Investments(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income

NACM Pacific Rim Fund
Institutional Class
12/31/2005†	$10.10	$(0.03)	$4.00	$3.97	$(0.10)

06/30/2005	9.31	0.04	0.88	0.92	0.00

06/30/2004	6.31	0.01	2.97	2.98	0.00

06/30/2003	7.30	0.04	(1.03)	(0.99)	0.00

04/01/2002 - 06/30/2002	7.22	0.00 (k)	0.08	0.08	0.00

03/31/2002	6.93	0.05	0.24	0.29	0.00

03/31/2001	25.45	(0.08)	(7.10)	(7.18)	0.00

†	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 3.20%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 3.57%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 8.20%.
(e)	Ratio of expenses to average net assets excluding tax, interest and non-recurring expenses is 1.40%.
(f)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.80%.
(g)	Ratio of expenses to average net assets excluding tax expense is 1.40%.
(h)	Ratio of expenses to average net assets excluding trustees’ expense is 1.39%.
(i)	Effective April 1, 2005, the Administration Fee was reduced by 0.05%.
(j)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.33%.
(k)	Amount is less than $.01.

22  NACM Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Distributions from Net Realized Capital Gains	Total Distributions	Fund Redemption Fees(a)	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(0.44)	$(0.54)	$0.00	$13.53	39.45%	$26,980	1.34	%*(j)	(0.41	)%*	73%

(0.13)	(0.13)	0.00	10.10	9.94	459	1.51	(i)(h)	0.47		101

0.00	0.00	0.02	9.31	47.54	8,273	1.43	(g)	0.07		118

0.00	0.00	0.00	6.31	(13.05)	5,592	1.46	(e)(f)	0.63		264

0.00	0.00	0.00	7.30	1.11	11,575	1.44	*(b)	0.00	*	66

0.00	0.00	0.00	7.22	4.18	11,429	1.45	(c)	0.70		390

(11.34)	(11.34)	0.00	6.93	(36.44)	2,026	1.78	(d)	(0.60)		1,180

See accompanying notes  |  12.31.05  |  NACM Funds Semi-Annual Report  23

Notes to Financial Statements (unaudited)
 December 31, 2005

1. Organization
Allianz Funds (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Massachusetts business trust. The Trust currently consists of thirty-two separate investment funds (the “Funds”). The Trust may offer up to seven classes of shares: Institutional, Administrative, A, B, C, D and R. Information presented in these financial statements pertains to the Institutional and Administrative Classes (the “Institutional Classes”) of the Funds managed by Nicholas-Applegate Capital Management. Certain detailed financial information for the A, B, C, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, or persons acting at their direction pursuant to procedures approved by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

          Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

          Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open, or if no sales are reported, as is the case for most securities traded over-the counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The market value for NASDAQ National Market and SmallCap securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price.

          The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Fund’s NAV is calculated. With respect to certain foreign securities, the Funds may fair value securities using modeling tools provided by third-party vendors. The Funds retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared and distributed to shareholders annually. Net long-term capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

          Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

          Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multi-Class Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting regarding any matter relating solely to that class of shares). Income, non-class specific expenses, and realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Funds are maintained in U.S. dollars. The market values of foreign securities, currency holdings

24   NACM Funds Semi-Annual Report  |  12.31.05

and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Foreign Taxes on Dividends. Dividend income in the Statements of Operations is shown net of foreign taxes withheld on dividends from foreign securities. Foreign taxes withheld were as follows: NACM Flex-Cap Value Fund — $716; NACM Global Fund — $1,463; NACM Growth Fund — $13; NACM International Fund — $29,766; and NACM Pacific Rim Fund — $45,010.

Forward Currency Transactions. Certain Funds may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Fund’s Statement of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment adviser) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts, and believe the risk of loss to be remote.

Options Contracts. Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

          Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Securities Lending. Each Fund may engage in securities lending. The loans are secured by collateral at least equal, at all times, to the market value of the loaned securities. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Security lending income is disclosed as such in the Statements of Operations. Income generated from the investment of cash collateral, less negotiated rebate fees paid to borrowers and transaction costs, is divided between the Fund and Dresdner Bank AG, an affiliate. The amount paid to Dresdner Bank AG for the period ended December 31, 2005 was $10,465. Cash collateral received for securities on loan is invested in securities identified in the Schedule of Investments and the corresponding liability is recognized as such in the Statements of Assets and Liabilities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the

12.31.05  |  NACM Funds Semi-Annual Report   25

Notes to Financial Statements (unaudited) (cont.)
 December 31, 2005

loaned securities. The Fund may pay reasonable finders’, administration and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Fund also bears the risk of loss in the event the securities purchased with cash collateral depreciate in value. Dresdner Bank AG, a direct subsidiary to Allianz AG, is the securities lending agent for the Trust.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Allianz Global Investors Fund Management LLC (“AGIFM”) is an indirect subsidiary of Allianz Global Investors of America L.P. and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser has retained its investment management affiliate, Nicholas-Applegate Capital management LLC (the “Sub-Adviser”) to manage each Fund’s investments.

          The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at the annual rate as noted in the table below.

Administration Fee. The Adviser provides administrative services to the Trust for which it receives from each Fund a monthly administration fee. The Administrative Fee for all classes is charged at the annual rate noted in the following table:

	Investment Advisory Fee	Administration Fee*

	All Classes	Inst’l Class(1)	Admin. Class(1)	Class A, B and C(2)	Class D(2)	Class R(2)

NACM Flex-Cap Value Fund	0.65%	0.25%	0.25%	0.40%	0.40%	N/A
NACM Global Fund	0.70%	0.35%	0.35%	0.50%	0.50%	0.50%
NACM Growth Fund	0.50%	0.25%	0.25%	0.40%	0.40%	N/A
NACM International Fund	0.60%	0.45%	N/A	0.60%	0.60%	N/A
NACM Pacific Rim Fund	0.90%	0.45%	N/A	0.60%	0.60%	N/A

(1)

Effective January 1, 2006 the Administrative Fee rate for Inst’l and Admin Classes is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $500 million, and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion.

(2)

The Administrative Fee rate for Classes A, B, C, D, R is subject to a reduction of 0.025% to extent the aggregate average daily net assets of the Fund exceed $500 million, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $5 billion, each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B ,C, D, and R shares.

*

Effective January 1, 2006, to the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.

Redemption Fees. Investors in the Funds will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within the “Holding Period,” including shares acquired through exchanges. The following shows the applicable Holding Period for each Fund:

Fund	7 days	30 days

NACM Flex-Cap Value and NACM Growth Funds	*

NACM Global, NACM International and NACM
Pacific Rim Funds		*

For example, for Funds that are subject to a 7-day Holding Period, beginning on the 8th day after their acquisition, Fund shares will no longer be subject to the Redemption Fee. The Redemption Fees discussed above are effective for shares acquired (including shares acquired through exchange) on or after November 1, 2005. For shares acquired prior to November 1, 2005, the Holding Period for redemptions was 60 days.

          In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

          A new Holding Period begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A, which is subject to a 7-day Holding Period, are exchanged for shares of Fund B, which is subject to a 30-day Holding Period, 5 days after the purchase of the Fund A shares, followed in 29 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange).

          Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by the Adviser, the Fund’s Sub-Adviser, or the Distributor.Redemption Fees are not sales loads or contingent deferred sales charges. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

          The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices, and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs.

26   NACM Funds Semi-Annual Report  |  12.31.05

Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class shares, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of December 31, 2005.

          Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution	Servicing
	Fee (%)	Fee (%)

Class A
All Funds	–	0.25

Class B
All Funds	0.75	0.25

Class C
All Funds	0.75	0.25

Class D
All Funds	–	0.25

Class R
All Funds	0.25	0.25

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, B and C shares. For the period ended December 31, 2005, AGID received $86,416 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of AGIFM or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of AGIFM or the Trust, and any counsel or other experts retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the estimated annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

          AGIFM has agreed to waive a portion of the Funds’ advisory fees and administration fees to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to class):

	Inst’l	Admin.
	Class	Class	Class A	Class B	Class C	Class R

NACM Flex-Cap Value Fund	0.96%	1.21%	1.41%	2.16%	2.16%	–
NACM Global Fund	1.10%	1.35%	1.35%	2.30%	2.30%	1.80%
NACM Growth Fund	0.80%	1.05%	1.25%	2.00%	2.00%	–

AGIFM may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent that the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows (amounts in thousands):

				Six months
				ended
	6/30/2003	6/30/2004	6/30/2005	12/31/2005

NACM Flex-Cap Value Fund	$84	$0	$0	$2
NACM Global Fund	84	0	0	0
NACM Growth Fund	84	0	0	—	(1)

(1)          Amounts less than a thousand.

Trustees, other than those affiliated with Allianz, Allianz Global Investors of America L.P. (“Allianz”), a Sub-Adviser, or Pacific Investment Management LLC (“Pacific Investment Management Company”), receive a quarterly retainer of $20,000 ($40,000 for the Chairman), plus $3,000 for each Board of Trustees meeting attended in person and $1,000 for each meeting attended telephonically. Each member of a Committee (other than the Valuation Committee) receives a $10,000 annual retainer per Committee. Each Committee Chairman (other than the Chairman of the Valuation Committee) receives an additional annual retainer of $3,000. In addition, the Chairman of the Board has the authority to cause the Funds to incur costs of up to $20,000 for any staff or other expenses the Chairman believes are required to support the position. If in the judgment of the Independent Trustees, it is necessary or appropriate for any Independent Trustee, including the Chairman, to perform services in connection with (i) extraordinary Fund activities or circumstances or actual or threatened litigation or (ii) an investigation of a regulatory or investment matter, the Trustee shall be compensated for such services at the rate of $2,500 per day plus reimbursement of reasonable expenses.

Trustees do not currently receive any pension or retirement benefits from the Trust or the Fund Complex, although certain former Trustees may receive compensation for providing advisory and consulting services to the Board of Trustees. The Trust has adopted a deferred compensation plan for the Trustees, which went into place during 1996, which permits the

12.31.05  |  NACM Funds Semi-Annual Report   27

Notes to Financial Statements (unaudited) (cont.)
 December 31, 2005

Trustees to defer their receipt of compensation from the Trust, at their election, in accordance with the terms of the plan. Under the plan, each Trustee may elect not to receive fees from the Trust on a current basis but to receive in a subsequent period an amount equal to the value of such fees if they had been invested in a Fund or Funds selected by the Trustees on the normal payment dates for such fees. As a result of this arrangement, the Trust, upon making the deferred payments, will be in substantially the same financial position as if the deferred fees had been paid on the normal payment dates and immediately reinvested in shares of the Fund(s) selected by the Trustees.

4. Federal Income Tax Matters
As of December 31, 2005, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	(1)

NACM Flex-Cap Value Fund	$45,611	$2,657	$(882)	$1,775
NACM Global Fund	20,514	2,449	(171)	2,278
NACM Growth Fund	3,771	303	(92)	211
NACM International Fund	156,791	17,333	(663)	16,670
NACM Pacific Rim Fund	136,721	27,906	(311)	27,595

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to PFIC mark-to-market and wash sale loss deferrals for federal income tax purposes.

5. Shares of Beneficial Interest
The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	NACM Flex-Cap Value Fund				NACM Global Fund				NACM Growth Fund

	Six Months Ended 12/31/2005		Year Ended 6/30/2005		Six Months Ended 12/31/2005		Year Ended 6/30/2005		Six Months Ended 12/31/2005		Year Ended 6/30/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Institutional Class	194	$3,236	1,820	$29,438	0	$0	0	$0	0	$0	0	$0

Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0

Other Classes	267	4,366	659	10,412	617	9,997	655	9,633	60	774	129	1,585

Issued in reinvestment of distributions
Institutional Class	78	1,303	5	83	0	0	5	62	6	79	2	28

Administrative Class	0	1	0	1	0	1	0	1	0	1	0	0

Other Classes	27	420	17	269	43	692	15	227	14	172	2	29

Cost of shares redeemed
Institutional Class	(203)	(3,417)	(91)	(1,491)	(71)	(1,164)	(35)	(545)	(20)	(265)	(5)	(65)

Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0

Other Classes	(181)	(2,920)	(313)	(4,820)	(123)	(1,975)	(131)	(1,901)	(30)	(387)	(60)	(708)

Net increase resulting from Fund share transactions	182	$2,989	2,097	$33,892	466	$7,551	509	$7,477	30	$374	68	$869

	NACM International Fund				NACM Pacific Rim Fund

	Six Months Ended 12/31/2005		Year Ended 6/30/2005		Six Months Ended 12/31/2005		Year Ended 6/30/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Institutional Class	1,575	$29,429	2,127	$33,982	1,898	$21,793	456	$4,504

Administrative Class	0	0	0	0	0	0	0	0

Other Classes	2,720	50,272	1,681	27,394	3,877	46,868	3,407	32,391

Issued in reinvestment of distributions
Institutional Class	110	2,103	42	618	75	997	3	29

Administrative Class	0	0	0	0	0	0	0	0

Other Classes	94	1,797	0	3	184	2,371	42	393

Cost of shares redeemed
Institutional Class	(339)	(6,004)	(100)	(1,489)	(25)	(293)	(1,303)	(12,551)

Administrative Class	0	0	0	0	0	0	0	0

Other Classes	(203)	(3,618)	(121)	(1,945)	(755)	(8,348)	(2,197)	(20,518)

Net increase resulting from Fund share transactions	3,957	$73,979	3,629	$58,563	5,254	$63,388	408	$4,248

28   NACM Funds Semi-Annual Report  |  12.31.05

6. Purchases and Sales of Securities
The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

          Purchases and sales of the non-U.S. Government/Agency securities (excluding short-term investments) for the period ended December 31, 2005, were as follows (amounts in thousands):

	Purchases	Sales

NACM Flex-Cap Value Fund	$15,847	$15,149
NACM Global Fund	16,874	10,714
NACM Growth Fund	2,660	2,559
NACM International Fund	123,398	59,201
NACM Pacific Rim Fund	111,126	59,318

7. Regulatory and Litigation Matters
On September 13, 2004, Allianz Global Investors Fund Management LLC (“AGIFM”), formerly known as PA Fund Management LLC, PEA Capital LLC (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), formerly known as PA Distributors LLC, reached an agreement with the SEC in settlement of a complaint filed against AGIFM, PEA, and AGID in the U.S. District Court in the Southern District of New York on May 6, 2004. The complaint alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund, the PEA Opportunity Fund and the PEA Target Fund. Under the terms of the settlement, AGIFM, PEA and AGID consented to the entry of an order by the Commission (the “SEC Order”) and, without admitting or denying the findings contained in the SEC Order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, AGIFM, PEA and AGID agreed to pay a civil monetary penalty of $40,000,000 and disgorgement of $10,000,000. The SEC Order requires AGIFM, PEA and AGID to retain an independent distribution consultant to develop a distribution plan in consultation with them and acceptable to the staff of the Commission and the Trust’s Independent Trustees. The distribution plan is to provide for shareholders of the noted Funds to receive, from the penalties and disgorgement paid according to the SEC Order, their proportionate share of losses alleged to have been incurred by the Funds due to market timing and a proportionate share of advisory fees paid by such Funds during the period of such market timing. The SEC Order reduces the $10,000,000 disgorgement by the approximately $1,600,000 million paid by PEA in February 2004 to the Funds involved.

          On June 1, 2004, the Attorney General of the State of New Jersey announced that it had entered into a settlement agreement (the “New Jersey Settlement”) with AGID and PEA and their parent, Allianz Global Investors of America L.P. (“Allianz”), in connection with the complaint filed by the New Jersey Attorney General on February 17, 2004. The complaint alleged failure to disclose arrangements involving “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Target Fund and certain other affiliated funds. In the New Jersey Settlement, Allianz, AGID and PEA neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15,000,000 and $3,000,000 for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes.

          On September 15, 2004, AGIFM, PEA and AGID reached an agreement with the SEC in settlement of a subpoena issued to AGID on January 21, 2004 by the Commission captioned “Morgan Stanley (P-01021)” relating to revenue sharing and the use of brokerage commissions in connection with the sale of mutual fund shares. Under the terms of the settlement, AGIFM, PEA and AGID consented to the entry of an order by the SEC (the “SEC Directed Brokerage Order”) and agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, AGIFM and AGID agreed to pay jointly a civil money penalty of $4,000,000, PEA agreed to pay a civil money penalty of $1,000,000 and AGIFM, PEA and AGID agreed to pay jointly disgorgement of $6,602,000. The disgorgement for each Fund is based upon the amount of brokerage commissions from each Fund that the SEC Directed Brokerage Order found to have been paid in connection with shelf-space arrangements and is equal to the amount which was alleged to have been AGID’s benefit. Those amounts were paid on September 15, 2004.

          In a related action, AGID reached an agreement with the California Attorney General on September 15, 2004 in settlement of a subpoena issued to Allianz relating to revenue sharing and the use of brokerage commissions to pay for distribution. The settlement agreement resolves matters described in a complaint filed contemporaneously by the California Attorney General in the Superior Court of the State of California. Under the terms of the settlement, AGID agreed to pay $5,000,000 in civil penalties and $4,000,000 in recognition of the California Attorney General’s fees and costs associated with the investigation and related matters.

          Since February, 2004, AGIFM, PEA, AGID and certain of their affiliates and employees, the Funds, the Funds’ sub-advisers, other PIMCO Funds and the Trustees of the Trust have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. AGIFM, PEA, AGID and the Trust believe that other similar lawsuits may be filed in federal or state courts naming Allianz, AGIFM, PEA, AGID, the sub-advisers, the Funds, other PIMCO Funds, the Trust, the Trustees and/or their affiliates and employees.

          On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against AGIFM, PEA and AGID based on essentially the same circumstances as those cited in the 2004 settlements

12.31.05  |  NACM Funds Semi-Annual Report   29

Notes to Financial Statements (unaudited) (cont.)
December 31, 2005

with the Securities and Exchange Commission and New Jersey Attorney General involving alleged “market timing” activities described above. The West Virginia Complaint alleges, among other things, that AGIFM, PEA and AGID improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by AGIFM and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, AGIFM, PEA and AGID, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with AGIFM in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

          On March 4, 2005, a putative class action lawsuit was filed in the Superior Court of Orange County, California against the Trust on behalf of holders of Class B shares of the Trust. The lawsuit seeks, among other things, relief from the obligation to pay a contingent deferred sales charge, or refunds of such charges already paid, on account of the purported market timing activity in certain Allianz Funds that is the subject of the regulatory proceedings discussed elsewhere in this subsection. On May 20, 2005, the Trust removed the action to the U.S. District Court for the Central District of California. On May 23, 2005, the Trust filed a Notice of Tag Along Action with the Judicial Panel on Multidistrict Litigation (“JPML”), seeking to transfer the case to the multidistrict litigation proceeding in Maryland (“Maryland MDL”). On June 13, 2005, the JPML issued a Conditional Transfer Order. The plaintiff has opposed the transfer to the Maryland MDL and on July 15, 2005 filed a motion to remand the case to a California state court.

          Under Section 9(a) of the Investment Company Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against AGIFM, PEA, AGID and/or Allianz, they and their affiliates (including the Funds’ sub-advisers) would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), AGIFM, PEA, AGID, Allianz and certain of their affiliates (including the sub-advisers) (together, the “Applicants”) sought exemptive relief from the SEC under Section 9(c) of the Investment Company Act. The SEC granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order. If the West Virginia Complaint were to result in a court injunction against AGIFM, PEA or AGID, then Allianz, AGIFM and certain of their affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted. It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, the Applicants believe that these matters are not likely to have a material adverse effect on the Funds or on the Applicant’s ability to perform their respective investment advisory or distribution services pertaining to the Funds.

30   NACM Funds Semi-Annual Report  |  12.31.05

Board Approval of Investment Advisory and Portfolio Management Agreements  (unaudited)

The Investment Company Act of 1940 (the “Investment Company Act”) requires that both the full Board of Trustees and a majority of the Trustees who are not interested persons of the Trust (the “Independent Trustees”), voting separately, annually approve the continuation of the Trust’s Amended and Restated Investment Advisory Agreement on behalf of each Fund with Allianz Global Investors Fund Management LLC (the “Adviser”) and the Portfolio Management Agreement between the Adviser and the sub-adviser for each Fund (collectively, the “Agreements”). The sub-adviser for the Funds appearing in this report is Nicholas-Applegate Capital Management LLC (“NACM”) (the “Sub-Adviser”).

          At an in-person meeting held in December 2005, the Board and the Independent Trustees unanimously approved the continuation of each of the Agreements for an additional one-year period ending December 31, 2006. The material factors and conclusions that formed the basis of these approvals are required to be disclosed in this report and are discussed below.

Review Process
The Investment Company Act requires that the Trustees request and evaluate, and that the Adviser and the Sub-Adviser furnish, such information as may reasonably be necessary for the Trustees to evaluate the terms of the Agreements.

          The Board and/or the Independent Trustees (in certain cases through the Board’s Contracts Committee) met in person and telephonically a number of times from September to December 2005, both with management and in private sessions, for the specific purpose of considering the proposed continuation of the Agreements (the “contract review meetings”). In addition, the Trustees consider matters bearing on the Funds and their investment management and other arrangements at their regular meetings throughout the year, including reviews of investment results and performance data at each regular meeting and periodic presentations from the Sub-Adviser with respect to the Funds it manages.

          During the course of the contract review meetings, the Trustees met with and discussed the proposed continuation of the Agreements with representatives of the Adviser and the Sub-Adviser and received assistance and advice, including written memoranda, from counsel regarding the legal standards applicable to the consideration of advisory arrangements. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from management. The Independent Trustees were also assisted by an independent consultant and the Trust’s independent accountants who reviewed and provided analysis regarding certain information provided by the Adviser and the Sub-Adviser. During the course of the contract review meetings, the Independent Trustees made various requests for additional information or explanations from management regarding information that had been provided, to which management responded either orally or in writing.

          In their deliberations, the Trustees did not identify any particular information that was all-important or controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Furthermore, it is important to recognize that the Funds’ investment management and related fee arrangements are the result of years of review and discussion and that certain aspects of such arrangements may receive greater scrutiny in certain years. The Trustees’ conclusions may be based, in part, on their consideration of these arrangements during the course of the year and in prior years. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund. However, they also took into account the common interests of all the Funds in their review.

Nature, Extent and Quality of Services
In considering the continuation of the Agreements, the Trustees, including the Independent Trustees, evaluated the nature, extent and quality of the advisory and administrative services provided to the Funds by the Adviser and the Sub-Adviser. They considered the terms of the Agreements, including representations from management that the non-monetary terms of each Agreement were comparable to those found in many advisory agreements. The Trustees received and considered information provided by management that described, among other matters: (a) the nature and scope of the advisory and administrative services provided to the Funds and information regarding the experience, qualifications and adequacy of the personnel providing those services, (b) the investment program used by the Sub-Adviser to manage its Funds, (c) possible conflicts of interest and fall-out benefits, (d) brokerage practices, (e) pending litigation and governmental inquiries, (f) the compliance functions of the Adviser and Sub-Adviser, (g) consolidated financial results of the Adviser’s U.S. parent company and its subsidiaries and assets under management and other information relating to the financial resources of the Adviser and the Sub-Adviser, and (h) information relating to portfolio manager compensation.

          The Trustees noted that, pursuant to the Advisory Agreement, the Adviser, subject to the direction of the Board, is responsible for managing, either directly or through others selected by it, the investment activities of the Funds. In addition to considering the Funds’ investment performance (see below), the Trustees considered, among other matters, the Adviser’s general oversight of the Funds and the Sub-Adviser, noting that the Funds are multi-manager funds and thus more complex to oversee than mutual funds with a single investment manager. They also took into account the Adviser’s compliance program, including steps taken by the Adviser to enhance compliance capabilities, and the resources being devoted to compliance. The Trustees noted steps taken by the Adviser to address conflicts of interest in its business generally, such as establishing the position of conflicts officer.

          The Trustees noted that, pursuant to the Portfolio Management Agreement, the Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of a Fund’s assets, subject to the general supervision of the Adviser and the Board of Trustees. The Sub-Adviser implements the Funds’ investment programs (subject to the terms of the prospectus), analyzes economic trends, evaluates the risk/return characteristics of the Funds, constructs the Funds’ portfolios, monitors the Funds’ compliance with investment restrictions, and reports to the Trustees. In addition to considering the Funds’ investment performance (see below), the Trustees considered information concerning the investment philosophy and investment process used by the Sub-Adviser in managing the Funds and the in-house research capabilities of the Sub-Adviser. They also considered various investment resources available to the Sub-Adviser, including research services acquired with “soft dollars” available to the Sub-Adviser as a result of securities transactions effected for the Funds and

12.31.05  |  NACM Funds Semi-Annual Report   31

Board Approval of Investment Advisory and Portfolio Management Agreements (unaudited) (cont.)

other clients. The Trustees reviewed the Sub-Adviser’s compliance program, including enhancements made during the past year.

          The Trustees considered, among other matters, that, in addition to overseeing the Sub-Adviser, the Adviser provides or procures through third-party service providers most administrative services required by the Funds under a separate Administration Agreement. These services include accounting, bookkeeping, tax, legal, audit, custody, transfer agency, valuation and compliance services, preparation of prospectuses, shareholder reports and other regulatory filings, oversight and coordination of activities of third-party service providers and various shareholder services. The Trustees also took into account the “unitary” administrative fee structure applicable to the Funds, under which certain third-party services ordinarily the financial responsibility of a mutual fund (e.g., audit, custody, accounting, legal, transfer agency, and printing services) are, in the case of the Funds, paid for by the Adviser out of its administrative fee. They also took into account that the Adviser provides each Fund with office space, administrative services and personnel, and that the Adviser and its affiliates pay all of the compensation of the Funds’ interested Trustees and officers (in their capacities as employees of the Adviser or such affiliates).

          The Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the scope of the services provided to the Funds by the Adviser and the Sub-Adviser under the Agreements and the Administration Agreement were consistent with the Funds’ operational requirements; that the Adviser and the Sub-Adviser had the capabilities, resources and personnel necessary to provide the advisory and administrative services currently required by each Fund; and that, overall, they were satisfied with the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser to the Funds.

Fund Performance
In connection with the contract review meetings, the Trustees reviewed information provided by Lipper, Inc. (“Lipper”) regarding the total return investment performance of the Funds, comparing each Fund’s investment results with those of mutual funds in both a peer group and a peer universe, each as selected for that Fund by Lipper, over the 1-, 3-, 5- and 10-year periods (to the extent the Fund had been in existence) ended July 31, 2005. The Trustees also considered, as applicable, information comparing the performance of funds and institutional accounts managed in a similar manner by the Sub-Adviser to that of the Funds. In addition to the information reviewed by the Trustees at the contract review meetings, the Trustees received during the year detailed comparative performance information for each Fund, which included performance versus one or more selected securities indices or other benchmarks. The comparative performance information that was prepared and provided by Lipper and other sources was not independently verified by the Trustees. The Trustees also considered the portfolio turnover rates of each Fund.

          Fund-specific performance results reviewed by the Trustees are discussed below, though due to the passage of time, they are likely to differ from performance results for more recent periods, including those shown elsewhere in this report.

          The Trustees reviewed information showing performance of two share classes of the NACM Pacific Rim, Flex-Cap Value, Global, International and Growth Funds. Only one and three years of performance information were presented for each NACM Fund other than the NACM Pacific Rim Fund (as to which five-year performance was presented) because of their short existences. The comparative information showed that for all NACM Funds, performance was above median for the performance universes for all periods (but below median (fifth quintile for Class A shares) for the NACM Growth Fund for the three-year period). The comparative information for the performance groups showed similar results except that performance for the NACM Flex-Cap Value Fund was below median for the one-year period. The Trustees also noted that the more recent performance of the NACM Growth Fund had improved relative to competitor funds. Based on their review, the Trustees concluded that the NACM Funds’ relative investment performance over time had been sufficient along with other factors considered to merit approval of the continuation of the relevant Agreements.

          Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the Adviser’s and the Sub-Adviser’s performance record and process in managing the Funds were sufficient to support continuation of the Agreements.

Fees and Other Expenses
The Trustees considered the advisory fees paid by each Fund to the Adviser. In doing so, the Trustees reviewed a report from an independent consultant, which noted that the majority of the Funds’ advisory fees were close to or below average for their Lipper peer group. The Trustees also considered the administrative fee rate paid by each Fund to the Adviser. Among other information, the Trustees considered (i) the level of the Funds’ advisory fees versus their peer groups and peer universes as provided by Lipper; (ii) the level of the Funds’ sub-advisory fees; (iii) the allocation of the advisory fee between the Adviser and the Sub-Advisers, and the services provided by the Adviser, on the one hand, and the Sub-Adviser, on the other hand; (iv) that the Adviser (and not the Funds) pays the sub-advisory fees; (v) historical reasons for the setting of the advisory fees; (vi) that the Funds pay a unitary fee for non-advisory services, which differentiates the Funds from many in the industry; and (vii) each Fund’s total expenses as compared to their peer groups and peer universes as provided by Lipper.

          The Trustees also considered information showing the advisory fees charged by the Sub-Adviser to institutional and other accounts with investment objectives similar to those of the Funds. The information indicated that the fee rates paid to the Sub-Adviser by the Adviser with respect to the Funds were generally similar to (but not necessarily as low as, in all cases) the fee rates charged by the Sub-Adviser to other similar institutional accounts. The Trustees reviewed materials from management describing the differences in services provided to these other accounts, which noted the generally broader scope of services provided by the Adviser and the Sub-Adviser to the Funds relative to institutional accounts, the higher demands placed on investment personnel and trading infrastructure as a result of the anticipated daily cash in-flows and outflows of the Funds, and the expenses associated with the more extensive regulatory regime governing registered funds.

          The Trustees observed that, with a few exceptions, the Funds’ advisory fees remained generally in line with industry peers, but that for certain Funds non-advisory expenses were higher than those of certain industry peers.

          The Trustees noted that, in connection with last year’s contract review process, they had negotiated to have the Adviser observe additional fee breakpoints for certain share classes under the Administration Agreement. After considering the information provided in connection with this year’s contract review process, the Independent Trustees successfully negotiated

32   NACM Funds Semi-Annual Report  |  12.31.05

with the Adviser to observe fee breakpoints for two additional share classes and to apply breakpoints based on the entire net assets of each Fund (rather than on net assets attributable to particular share classes) under the Administration Agreement. The new fee arrangement took effect January 1, 2006, such that all share classes of all Funds are now entitled to breakpoints under the Administration Agreement.

          The Trustees reviewed information provided by Lipper comparing each Fund’s advisory fee, administration fee and non-management expenses and total expenses for one or two share classes (depending on share classes offered by the Funds) to those of a group of competitor funds of roughly equivalent size, as well as a universe of competitor funds. Fund-specific fee and expense results reviewed by the Trustees are discussed below. The comparative fee and expense information that was prepared and provided by Lipper and other sources was not independently verified by the Trustees.

          For all NACM Funds other than the NACM Pacific Rim Fund, advisory fees were approximately at or below median for all expense groups and universes. For the NACM Pacific Rim Fund, advisory fees were at or above median for the expense group and universe (but were not the highest in any group or universe). For the NACM Pacific Rim Fund it was noted that performance had been above median for the periods presented. The Trustees concluded that the advisory fees were acceptable. Administration and non-management expenses and total expense ratios were at or below median for the NACM Flex-Cap Value, Global and Growth Funds, measured against expense groups and universes, except that administration and non-management expenses were above median for the Class A universes (the Institutional Class universe as well, for the NACM Growth Fund). For the NACM International Fund, administration and non-management expenses were above median for all expense groups and universes, but total expense ratios were below median for all expense groups and universes. For the NACM Pacific Rim Fund, administration and non-management expenses and total expense ratios were at or below median for all expense groups and universes. The Trustees concluded that the administrative fees and expense ratios were acceptable.

          Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the fees and expenses to be charged under the Agreements and the Administration Agreement represented reasonable compensation to the Adviser and the Sub-Adviser in light of the services provided. In coming to this conclusion, the Trustees took into account, among other factors, the additional administrative fee breakpoints that went into effect on January 1, 2006 as described above.

Costs of Services Provided and Profitability
The Trustees reviewed information regarding the cost of services provided by the Adviser (including the sub-advisory fee paid to the Sub-Adviser) and the estimated profitability of the Adviser’s relationship with the Funds, including a profitability report prepared by management detailing the costs of services provided to the Funds by the Adviser, and the profitability to the Adviser of its advisory and administrative relationships with the Funds, each for the fiscal year ended June 30, 2005. The Trustees also received and reviewed a description of the methodology used by the Adviser in estimating profitability, and took into account, among other things, information and analyses of an independent consultant and the Funds’ independent auditors regarding the profitability information provided. The Trustees noted that certain enhancements had been made since the prior year in the Adviser’s methodology used to determine profitability. The Trustees further noted that the expense allocation methodology utilized by the Adviser has certain limitations and management’s commitment to work with the Board to further refine the methodology for next year’s contract review process.

          The Trustees noted that the Sub-Adviser had not provided information as to the profitability to it of its relationship with the Funds. The Trustees noted, however, that the Sub-Adviser had provided information on fees charged by it for comparable funds and accounts. The materials reviewed by the Trustees showed that the fee rates paid to the Sub-Adviser by the Adviser for the Funds were generally similar (but not necessarily as low as, in all cases) to the rates charged by the Sub-Adviser to other similar institutional accounts.

          The Trustees recognized that the Adviser should, in the abstract, be entitled to earn a reasonable level of profit for the services provided to each Fund, and that it is difficult to make comparisons of profitability from mutual fund advisory and administration contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions about allocations and the adviser’s capital structure and cost of capital. The Trustees considered the overall profitability to the Adviser on a Fund-by-Fund basis, as well as profitability separately as to advisory and administrative functions on a Fund-by-Fund basis. The Trustees reviewed information from an independent consultant regarding profitability of other investment advisers with publicly traded parent companies and concluded that the Adviser’s profitability with respect to the Funds was comparable to the profitability ranges attributable to other investment advisers in the industry. The Trustees concluded that, taking all of the foregoing into account, they were satisfied that the Adviser’s level of profitability from its relationship with each Fund was not excessive.

Possible Fall-Out Benefits
The Trustees considered information regarding the direct and indirect benefits to the Adviser and the Sub-Adviser from their relationships with the Funds, including non-advisory fee compensation to be paid to the Adviser, the Sub-Adviser and their affiliates (such as administrative fees paid to the Adviser and Rule 12b-1 fees and sales charges to the Funds’ distributor, an affiliate of the Adviser), including reputational and other “fall out” benefits. During the course of the year the Trustees received presentations from the Sub-Adviser about its trading practices and brokerage arrangements, including its policies with respect to research provided to the Sub-Adviser in connection with trade execution for the Funds (soft dollar arrangements), and the Trustees accepted the representation of the Sub-Adviser that it fulfills its fiduciary obligation of seeking best execution when engaging in portfolio transactions for the Funds. The Trustees also considered the benefits associated with the Funds’ use of a broker-dealer affiliated with the Adviser, which may be done in accordance with applicable law and procedures approved by the Board. The Trustees noted that the Funds have in some cases historically used affiliated brokers for foreign securities transactions, and that an Allianz affiliate receives fees as securities lending agent under the Funds’ securities lending program. The Trustees considered the receipt of these benefits in light of the Adviser’s and its affiliates’ profitability, and concluded that such benefits were not excessive.

12.31.05  |  NACM Funds Semi-Annual Report   33

Board Approval of Investment Advisory and Portfolio Management Agreements (unaudited) (cont.)

Possible Economies of Scale
The Trustees considered the extent to which the Adviser and the Sub-Adviser may realize economies of scale or other efficiencies in managing and supporting the Funds. They noted that as assets increase, certain fixed costs may be spread across a larger asset base, and it was noted that any economies of scale or other efficiencies might be realized (if at all) across a variety of products and services, including the Funds, and not only in respect of a single Fund. The Trustees noted that the methodology used by the Adviser to determine profitability has a bearing on their analysis of economies of scale. The Trustees noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees also noted that the Independent Trustees had concluded in prior years that, under the circumstances, breakpoints in the administrative fee were an effective way to share any economies of scale or other efficiencies with Fund shareholders. The Trustees noted that they had engaged in successful negotiations with the Adviser to observe fee breakpoints under the Administration Agreement effective January 1, 2006, which are described above. Based on these observations, the Trustees concluded that the Funds’ overall fee arrangements would represent an appropriate sharing at the present time between Fund shareholders and the Adviser of any economies of scale or other efficiencies in the management of each Fund at current asset levels.

Conclusions
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the Independent Trustees, unanimously concluded that the continuation of the Agreements was in the best interests of the Funds and their shareholders, and should be approved.

34   NACM Funds Semi-Annual Report  |  12.31.05

Allianz Funds

Investment Adviser and Administrator	Allianz Global Investors Fund Management LLC (“AGIFM”), 1345 Avenue of the Americas, New York, NY 10105

Sub-Advisers	Nicholas-Applegate Capital Management LLC, 600 West Broadway, San Diego, CA 92101

Distributor	Allianz Global Investors Distributors LLC (“AGID”), 2187 Atlantic Street, Stamford, CT 06902

Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent	Boston Financial Data Services-Midwest (“BFDS”), 330 W. 9th Street, Kansas City, MO 64105

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel	Ropes & Gray LLP, One International Place, Boston, MA 02110

For Account Information	For Allianz Funds account information contact your financial advisor, or if you receive account statements directly from Allianz Global Investors Distributors/BFDS, you can also call (800) 498-5413.

AZ801SA_13755

Allianz Funds Semi-Annual Report

DECEMBER 31, 2005

Stock Funds

Share Classes

CADENCE CAPITAL MANAGEMENT LLC
CCM Focused Growth Fund

CCM Capital Appreciation Fund

CCM Mid-Cap Fund

CCM Emerging Companies Fund

NFJ INVESTMENT GROUP L.P.
NFJ Large-Cap Value Fund

NFJ Dividend Value Fund

NFJ Small-Cap Value Fund

NFJ International Value Fund

MULTI-MANAGER
AMM Asset Allocation Fund

OPPENHEIMER CAPITAL LLC
OCC Value Fund

OCC Renaissance Fund

OCC Core Equity Fund

PEA CAPITAL LLC

PEA Equity Premium Strategy Fund
(Formerly PEA Growth & Income Fund)

PEA Growth Fund

PEA Target Fund

PEA Opportunity Fund

Ins Adm	Institutional Administrative

This material is authorized for use only when preceded or accompanied by the current Allianz Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

Contents

Letter to Shareholders	3

Important Information About the Funds	4–5

Fund Summaries	6–21

Schedules of Investments	22-45

Fund	Fund Summary	Schedule of Investments

AMM Asset Allocation Fund	6	22
CCM Capital Appreciation Fund	7	23
CCM Emerging Companies Fund	8	25
CCM Focused Growth Fund	9	27
CCM Mid-Cap Fund	10	28
NFJ Dividend Value Fund	11	30
NFJ International Value Fund	12	31
NFJ Large-Cap Value Fund	13	32
NFJ Small-Cap Value Fund	14	33
OCC Core Equity Fund	15	35
OCC Renaissance Fund	16	36
OCC Value Fund	17	38
PEA Equity Premium Strategy Fund	18	39
PEA Growth Fund	19	41
PEA Opportunity Fund	20	42
PEA Target Fund	21	44

2   Allianz Funds Semi-Annual Report  |  12.31.05

Letter to Shareholders

Dear Shareholder:

U.S. stocks proved their mettle over the six months ended December 31, 2005 by producing positive returns in the face of numerous market challenges. Rising interest rates, record high oil prices and natural disasters were among the factors that fueled uncertainty. Nevertheless, improving corporate earnings and lower-than-expected inflation helped push stocks into positive territory by the end of the six-month period.

The broader market, as measured by the S&P 500 Index, returned 5.76% over this time frame. Growth stocks outperformed value stocks across all market capitalizations, with the strongest performance coming from mid-cap growth stocks. Materials, energy and financial stocks were also top-performers during the reporting period. International equities continued to outpace domestic stocks, as they have done for each of the past four years, with the MSCI EAFE Index up 14.99% during the six months.

The headwinds faced by the financial markets over the past six months are yet another reminder that investors would do well to focus on the long term. Markets can be volatile, and stock performance can vary widely from year to year. Investors who maintain a long-term perspective are more likely to withstand short-term market pressures and to reap the potential benefits of an allocation to the equity markets.

Inside this report, you will find detailed information about your Fund’s performance over the reporting period. If you have any questions concerning this report, please contact your financial advisor. You can also call us at 1-800-498-5413 or visit our Web site at www.allianzinvestors.com.

Thank you for your continued support of the Allianz Funds. We look forward to serving you in the months and years ahead.

E. Blake Moore, Jr. President January 31, 2006

Allianz Funds Semi-Annual Report  |  12.31.05   3

Important Information About the Funds

The inception date on each Fund Summary page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (Institutional, Administrative) is one of the Fund’s oldest share classes. The oldest share class for the following Funds is the A shares and the Institutional and Administrative shares were first offered in (month/year): AMM Asset Allocation (2/99) and PEA Target (3/99). The oldest share class for the following Funds is the C shares, and the Institutional and Admin shares were first offered in (month/year): OCC Renaissance (12/97 and 8/98, respectively), PEA Growth (3/99) and PEA Opportunity (3/99). The oldest share class for the following Funds is the Institutional shares and the Admin shares were first offered in (month/year): CCM Capital Appreciation (7/96), CCM Emerging Companies (4/96), CCM Mid-Cap (11/94), NFJ Small-Cap Value (11/95), OCC Value (8/97) and PEA Equity Premium Strategy Fund (4/01). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different operating expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

The Lipper Averages are calculated by Lipper, Inc. They are based on the total return performance, with distributions reinvested and operating expenses deducted, of funds included by Lipper in the stated category. Lipper does not take into account sales charges.

The Change in Value chart assumes the initial investment was made on the first day of the Fund’s initial fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes.

Allianz Global Investors has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that Allianz Global Investors will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that Allianz Global Investors may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-498-5413 and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

The Trust files complete schedules of each Fund’s portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s Web site at http://www.sec.gov. A copy of the Funds’ Form N-Q, when available, will be available without charge, upon request, by calling the Fund at 1-800-498-5413. In addition, the Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4   Allianz Funds Semi-Annual Report  |  12.31.05

Important Information About the Funds (cont.)

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund Summary page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated, which is from 07/01/05 to 12/31/05.

Actual Expenses
The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $ 8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as increases in expenses not covered by the advisory and administrative fees [such as expenses of the trustees and their counsel or litigation expenses] and/or because of reductions in the administrative fee resulting from the size of the fund.

Certain information on the Fund Profile page(s) including Total Return, Change in Value charts, Hypothetical Expenses and Top Sectors is unaudited.

Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902, www.allianzinvestors.com, 1-800-498-5413.

Allianz Funds Semi-Annual Report  |  12.31.05   5

A S T O C K A N D B O N D F U N D	Ticker Symbols: Instl: PALLX

AMM Asset Allocation Fund

■

AMM Asset Allocation Fund seeks long-term capital appreciation and current income by investing in a portfolio of underlying Allianz stock funds and PIMCO bond funds. Approximately 60% of the portfolio’s assets will be allocated among underlying stock funds and 40% among underlying bond funds.

■

The Fund’s Institutional Class Shares returned 6.73% for the six-month period ended Decem-ber 31, 2005. This return surpassed the 4.87% return of the Fund’s blended benchmark (48% Russell 3000 Index, 12% MSCI All Country World Index Ex-US, and 40% LBAG Index).

■

Investors returned to U.S. stocks during the second half of 2005, allowing the market to finish the six-month period up 5.76% (as measured by the S&P 500 Index). International stocks outperformed their U.S. counterparts over the six months, gaining 16.74% (as measured by the MSCI All Country World Index Ex-US). In contrast, the U.S. bond market struggled over the period, posting negative returns in the face of rising interest rates and continued economic growth.

■

The Fund’s strong relative performance was due in part to its overweight in equities, particularly non-U.S. equities, and an underweight in fixed-income. Equity funds represented 63.8% of the overall portfolio as of December 31, 2005; fixed income funds represented 35.8%; while cash was less than 0.5%.

■

The Fund’s strong relative performance was also due to its exposure to NACM International Fund. NACM International Fund benefited from strong stock selection, especially in materials, information technology and industrials. NACM International’s performance was also helped by greater-than-Index exposure to Japan.

■

Relative performance was hindered over the period by the Fund’s investment in PIMCO StocksPLUS® Fund and in OCC Renaissance Fund. PIMCO StocksPLUS® struggled as the bond market offered few opportunities to add value. OCC Renaissance Fund trailed its benchmark Index due to disappointing stock selection in the healthcare and technology sectors.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (09/30/98)

AMM Asset Allocation Fund Institutional Class	6.73%	6.77%	5.10%	—	7.34%

Russell 3000 Index	6.13%	6.13%	1.58%	—	5.45%

Lehman Brothers Aggregate Bond Index	-0.09%	2.43%	5.87%	—	5.53%

48% Russell 3000 Index, 12% MSCI All Country World Index Ex-US, 40% LBAG Index	4.87%	6.02%	4.26%	—	6.25%

Lipper Balanced Fund Average	4.30%	4.69%	2.67%	—	5.02%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com.

Annual Fund Operating Expenses Please refer to page 5 herein for an explanation of the information presented in the following expense examples.

	Actual Performance	Hypothetical Performance (5% return before expenses)

	Institutional Class	Institutional Class

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,067.30	$1,024.70

Expenses Paid During Period	$0.52	$0.51

Expenses are equal to the expense ratio of 0.10% for Institutional Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which based upon the allocation of the Fund’s assets among the Underlying Funds are indirectly borne by the shareholders of the Fund.

Change in Value For periods ended 12/31/05

Fund Allocation as of 12/31/05

PIMCO Total Return	30.6%

NACM International	14.3%

PIMCO StocksPLUS®	13.4%

RCM Large-Cap Growth	8.7%

OCC Renaissance	6.8%

RCM Mid-Cap	6.5%

OCC Value	5.0%

PEA Opportunity	3.3%

NFJ Small-Cap Value	2.7%

Other	8.7%

6   Allianz Funds Semi-Annual Report  |  12.31.05

A B L E N D S T O C K F U N D	Ticker Instl: Admin:	Symbols: PAPIX PICAX

CCM Capital Appreciation Fund

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CCM Capital Appreciation Fund seeks growth of capital by normally investing at least 65% of its assets in common stocks of companies with larger market capitalizations that have improving fundamentals and whose stocks is reasonably valued by the market.

■	The Fund’s Institutional Class Shares returned 7.87% for the six months ended December 31, 2005. This performance surpassed the 5.76% return of the Fund’s benchmark, the S&P 500 Index.

■

Overwhelmed by record high energy costs, the threat of inflation and a much-discussed real estate bubble, the U.S. stock market was relatively flat in the first half of 2005. Investors returned in force by the third quarter, however, driving the market as a whole up 3.61% in three months. Modest gains in the fourth quarter allowed the S&P 500 Index to finish the six-month period up 5.76%. Mid-caps outperformed both large- and small-cap stocks, with growth outperforming value across all market capitalizations.

■

The Fund’s outperformance was due in part to strong stock selection in the energy sector. Energy continued to be one of the top-performing industries over the period, buoyed by high oil prices. This environment supported the Fund’s investment in Marathon Oil. Another standout was coal company Peabody Energy, which benefited from increased demand.

■	Relative performance was also helped by favorable stock selection in technology. Apple Computer was a major contributor in this area. Apple continues to reap the rewards of product innovation.

■

Underweight exposure and disappointing stock selection in financials hindered relative performance. For example, Fund holding Countrywide Financial Corp. suffered over reduced demand for mortgages in a rising interest rate environment.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception*† (03/08/91)

CCM Capital Appreciation Fund Institutional Class	7.87%	9.42%	-0.53%	10.51%	12.26%

CCM Capital Appreciation Fund Administrative Class	7.75%	9.14%	-0.72%	10.27%	12.01%

S&P 500 Index	5.76%	4.90%	0.54%	9.07%	10.82%

Lipper Multi-Cap Growth Fund Average	10.53%	8.80%	-2.72%	7.86%	11.06%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. †The Fund began operations on 03/08/91. Index comparisons began on 02/28/91.

Annual Fund Operating Expenses Please refer to page 5 herein for an explanation of the information presented in the following expense examples.

	Actual Performance		Hypothetical Performance (5% return before expenses)

	Inst. Class	Admin. Class	Inst. Class	Admin. Class

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,078.70	$1,077.50	$1,021.63	$1,020.37

Expenses Paid During Period	$3.72	$5.03	$3.62	$4.89

For each class of the Fund, expenses are equal to the expense ratio for the class (0.70% for Institutional Class, 0.95% for Administrative Class), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Technology	23.7%

Healthcare	16.9%

Financial & Business Services	15.3%

Short-Term Investments	13.1%

Energy	8.8%

Consumer Services	7.5%

Consumer Discretionary	6.4%

Capital Goods	6.1%

Communications	3.0%

Other	-0.8%

Allianz Funds Semi-Annual Report  |  12.31.05   7

A B L E N D S T O C K F U N D	Ticker Instl: Admin:	Symbols: PMCIX PMGAX

CCM Emerging Companies Fund

■

CCM Emerging Companies Fund seeks long-term growth of capital by normally investing at least 65% of its assets in the common stock of companies with very small market capitalizations that have improving fundamentals and whose stock is reasonably valued by the market.

■

The Fund’s Institutional Class Shares returned 6.79% for the six months ended December 31, 2005. This performance underperformed the 8.01% return of the Fund’s benchmark, the Russell 2000 Growth Index.

■

Overwhelmed by record high energy costs, the threat of inflation and a much-discussed real estate bubble, the U.S. stock market was relatively flat in the first half of 2005. Investors returned in force by the third quarter, however, driving the market as a whole, as measured by the S&P 500 Index up 3.61% in three months. Modest gains in the fourth quarter allowed stocks to finish the six-month period up 5.76%. Within stocks, small caps, as measured by the Russell 2000 Index, saw a great deal of volatility. Strong returns in July and November offset disappointing results in the other months, allowing small caps as a whole to outperform the broader market, finishing the six-month period up 5.88%.

■

The Fund benefited from exposure to the consumer discretionary sector, where stock selection was strong. In particular, NutriSystem posted a dramatic gain in stock price. Amer-ica’s focus on battling obesity has been a tremendous stimulus for weight management services and products, and NutriSystem’s relatively new “Nourish” line of products continued to grow in both revenues and market share. Stamps.com also performed well during the reporting period. While it serves a relatively small market, it has been increasing penetration with additional customized product offerings.

■

The Fund’s performance was also helped by good stock selection in the financial services sector. A standout in this sector was Greenhill & Co., which provides merger and acquisition, restructuring and similar corporate finance advisory services. It benefited from a resurgence in merger activity along with a good pipeline of new business.

■	Conversely, the Fund was hurt by stock selection in the technology sector. In particular, Kanbay International and Symmetricom were disappointments.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (06/25/93)

CCM Emerging Companies Fund Institutional Class	6.79%	7.25%	11.58%	13.33%	14.86%

CCM Emerging Companies Fund Administrative Class	6.67%	6.96%	11.30%	13.05%	14.58%

Russell 2000 Growth Index	8.01%	4.15%	2.28%	4.68%	6.77%

Russell 2000 Index	5.88%	4.56%	8.23%	9.26%	10.31%

Lipper Multi-Cap Growth Fund Average	7.50%	5.66%	1.40%	8.09%	9.30%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com.

Annual Fund Operating Expenses Please refer to page 5 herein for an explanation of the information presented in the following expense examples.

	Actual Performance		Hypothetical Performance (5% return before expenses)

	Inst. Class	Admin. Class	Inst. Class	Admin. Class

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,067.90	$1,066.70	$1,017.59	$1,016.33

Expenses Paid During Period	$7.87	$9.17	$7.68	$8.94

For each class of the Fund, expenses are equal to the expense ratio for the class (1.50% for Institutional Class, 1.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Short-Term Instruments	27.1%

Technology	24.6%

Financial & Business Services	15.9%

Healthcare	15.6%

Capital Goods	10.0%

Energy	8.1%

Consumer Services	8.1%

Consumer Discretionary	8.0%

Aerospace	2.9%

Other	-20.3%

8   Allianz Funds Semi-Annual Report  |  12.31.05

A G R O W T H S T O C K F U N D	Ticker Symbols: Instl: AFGIX

CCM Focused Growth Fund

■

CCM Focused Growth Fund seeks long-term growth of capital by normally investing at least 80% of its asset in the common stock of companies in the Russell 1000 Growth Index with a market capitalization of at least $100 million at the time of investment.

■	The Fund’s Institutional Class Shares returned 11.13% for the six months ended December 31, 2005. This performance surpassed the 7.11% return of the Fund’s benchmark, the Russell 1000 Growth Index.

■

Overwhelmed by record high energy costs, the threat of inflation and a much-discussed real estate bubble, the U.S. stock market was relatively flat in the first half of 2005. Investors returned in force by the third quarter, however, driving the market as a whole, as measured by the S&P 500 Index, up 3.61% in three months. Modest gains in the fourth quarter allowed stocks to finish the six-month period up 5.76%. Large-cap growth stocks outperformed large-cap value, with the Russell 1000 Growth Index up 7.11% and the Russell 1000 Value Index up 5.20%.

■

The Fund benefited from an overweighting of and strong stock selection in the energy sector. Stocks such as Peabody Energy, Grant PrideCo and EOG Resources all benefited from rising oil and natural gas prices for much of the year. In particular, Peabody Energy had a significant run-up, as the supply and demand dynamics for coal were essentially the same as those for oil and natural gas.

■

The Fund’s performance was also positively impacted by strong stock selection in the industrials sector. Joy Global, a maker of machinery used in copper and coal mining, was a standout in this sector, benefiting from very strong demand for both commodities. In addition, over the past several quarters Joy Global has taken steps to strengthen its balance sheet by paying down debt and has done a good job of managing inventory levels, which has made it more attractive to investors.

■

Conversely, the Fund was hurt by exposure to the financial services sector, where stock selection hindered performance. Stock selection in the consumer discretionary sector was also lackluster, creating a slight drag on performance.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (08/31/99)

CCM Focused Growth Fund Institutional Class	11.13%	13.30%	-3.73%	—	-0.26%

Russell 1000 Growth Index	7.11%	5.27%	-3.58%	—	-3.26%

S&P 500 Index	5.76%	4.90%	0.54%	—	0.67%

Lipper Multi-Cap Growth Fund Average	10.53%	8.80%	-2.72%	—	0.15%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com.

Annual Fund Operating Expenses Please refer to page 5 herein for an explanation of the information presented in the following expense examples.

	Actual Performance	Hypothetical Performance (5% return before expenses)

	Inst. Class	Inst. Class

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,111.30	$1,021.63

Expenses Paid During Period	$3.78	$3.62

Expenses are equal to the expense ratio of 0.70% for Institutional Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Technology	34.8%

Energy	13.4%

Healthcare	12.7%

Consumer Discretionary	7.1%

Consumer Services	6.8%

Financial & Business Services	5.5%

Capital Goods	5.1%

Materials & Processing	2.9%

Short Term Instruments	2.9%

Other	8.8%

Allianz Funds Semi-Annual Report  |  12.31.05   9

A B L E N D S T O C K F U N D	Ticker Instl: Admin:	Symbols: PMGIX PMCGX

CCM Mid-Cap Fund

■

CCM Mid-Cap Fund seeks growth of capital by normally investing at least 80% of its assets in common stocks of companies with market capitalizations of more than $500 million, excluding the 200 largest capitalization companies.

■

The Fund’s Institutional Class Shares returned 8.89% for the six months ended December 31, 2005. This performance underperformed the 10.22% return of the Fund’s benchmark, the Russell Midcap Growth Index.

■

As fears over rising oil prices and inflation subsided somewhat, investors returned to stocks in the third quarter of 2005, driving the market as a whole, as measured by the S&P 500, up 3.61% for the three-month period. Modest gains in the fourth quarter allowed stocks to finish the six months up 5.76%. Large-cap stocks outperformed mid- and small-cap stocks during this time. Within mid caps, growth outperformed value.

■

Over the reporting period the Fund saw solid contributions from stock selection in consumer discretionary. Among the standouts in this area are Nordstrom’s department stores and Choice Hotels. Nordstrom avoided the problems plaguing many lower-end retailers, as the upscale consumer was less affected by rising energy prices. Choice Hotels benefited from continued strength in the travel and leisure business.

■

Relative performance was also helped by overweight exposure to the financial sector. A good example is Fund holding CIT Group. CIT was up on the basis of the company’s strong fundamentals and the sale of a small ticket leasing business.

■

Stock selection in industrials detracted from relative performance. R. R. Donnelly in particular suffered over this period, as profit margins were squeezed by the rising cost of raw materials, including paper.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (08/26/91)

CCM Mid-Cap Fund Institutional Class	8.89%	13.15%	2.57%	11.40%	12.81%

CCM Mid-Cap Fund Administrative Class	8.78%	12.89%	2.28%	11.12%	12.53%

Russell Midcap Growth Index	10.22%	12.10%	1.38%	9.27%	10.72%

Russell Midcap Index	8.41%	12.65%	8.45%	12.49%	13.50%

Lipper Mid-Cap Growth Fund Average	9.48%	9.79%	-0.48%	8.05%	9.81%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com.

Annual Fund Operating Expenses Please refer to page 5 herein for an explanation of the information presented in the following expense examples.

	Actual Performance		Hypothetical Performance (5% return before expenses)

	Inst. Class	Admin. Class	Inst. Class	Admin. Class

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,088.90	$1,087.80	$1,021.63	$1,020.37

Expenses Paid During Period	$3.74	$5.05	$3.62	$4.89

For each class of the Fund, expenses are equal to the expense ratio for the class (0.70% for Institutional Class, 0.95% for Administrative Class), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Technology	18.8%

Healthcare	15.8%

Financial & Business Services	15.4%

Short-Term Instruments	14.7%

Energy	12.1%

Consumer Discretionary	10.0%

Consumer Services	7.5%

Capital Goods	4.2%

Materials & Processing	3.6%

Other	-2.1%

10   Allianz Funds Semi-Annual Report  |  12.31.05

A V A L U E S T O C K F U N D	Ticker Instl: Admin:	Symbols: NFJEX Pending

NFJ Dividend Value Fund

■

NFJ Dividend Value Fund seeks current income, with long-term growth of capital as a secondary objective, by investing at least 80% of its assets in common stocks that pay or are expected to pay dividends.

■

The Fund’s Institutional Class Shares returned 7.35% for the six months ended December 31, 2005. This performance significantly outperformed the 5.20% return of the Fund’s benchmark, the Russell 1000 Value Index. The Fund also outperformed the 5.76% return of the broader market, as measured by the S&P 500 Index.

■

The U.S. stock market delivered strong returns in the third quarter of 2005, followed by modest gains in the fourth quarter. The market as a whole (as measured by the S&P 500 Index) rose 5.76% for the six-month period. Within stocks, large caps outperformed mid- and small-cap stocks, with returns of 6.15% (Russell 1000 Index), 8.41% (Russell Midcap Index) and 5.88% (Russell 2000 Index), respectively. Growth outperformed value across all market-caps.

■

The Fund’s strong relative performance can be traced to strong stock selection across several sectors, including top-performing energy. Within energy, the Fund saw significant contributions from names such as Petroleo Brasileiro S/A, Marathon Oil Corp., and PetroChina Co. Ltd.

■	Stock selection in consumer discretionary also added to relative performance. A standout in this area was Whirlpool Corp, whose stock was up on a proposed acquisition by Maytag.

■

While the Fund delivered solid absolute and relative performance, there were some areas of weakness, including disappointing stock selections in industrials. For example, the Fund’s investment in Deluxe Corp. and DTE Energy Co. were both a drag on performance.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception*† (05/08/00)

NFJ Dividend Value Fund Institutional Class	7.35%	11.86%	12.29%	—	12.39%

NFJ Dividend Value Fund Administrative Class	7.29%	11.64%	12.02%	—	12.11%

Russell 1000 Value Index	5.20%	7.05%	5.28%	—	6.03%

S&P 500 Index	5.76%	4.90%	0.54%	—	-1.06%

Lipper Equity Income Fund Average	4.67%	5.80%	3.59%	—	5.04%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. †The Fund began operations on 05/08/00. Index comparisons began on 04/30/00.

Annual Fund Operating Expenses Please refer to page 5 herein for an explanation of the information presented in the following expense examples.

	Actual Performance		Hypothetical Performance (5% return before expenses)

	Inst. Class	Admin. Class	Inst. Class	Admin. Class

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,073.50	$1,072.90	$1,021.63	$1,020.37

Expenses Paid During Period	$3.71	$5.02	$3.62	$4.89

For each class of the Fund, expenses are equal to the expense ratio for the class (0.70% for Institutional Class, 0.95% for Administrative Class), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Financial Services	26.7%

Short-Term Investments	19.1%

Energy	13.5%

Consumer Discretionary	11.5%

Consumer Staples	9.6%

Healthcare	7.8%

Utilities	7.7%

Materials & Processing	5.7%

Telecommunication Services	5.7%

Other	-7.3%

Allianz Funds Semi-Annual Report  |  12.31.05   11

A N I N T E R N A T I O N A L S T O C K F U N D	Ticker Symbols: Instl: ANJIX

NFJ International Value Fund

■

NFJ International Value Fund seeks long-term growth of capital and income by normally investing at least 65% of its assets in the common stocks of non-U.S. companies with market capitalizations of more than $1 billion at the time of investment and below average P/E ratios relative to the market and their respective industry groups. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.

■

The Fund’s Institutional Class Shares returned 15.85% for the six months ended December 31, 2005. This performance underperformed the 16.74% return of the Fund’s benchmark, the MSCI All Country World Ex US Index.

■

Despite lingering challenges, the global economy continued to advance throughout much of 2005. Non-U.S. stocks delivered strong returns in this environment, gaining 16.74% over the six months ending December 31, 2005. This return surpassed U.S. stocks, which gained 5.76% (as measured by the S&P 500 Index).

■

The Fund delivered strong absolute and relative performance over the reporting period, due to stock selection and sector allocation. Stock selection was particularly strong in the telecommunications sector. The Fund only held three names in this area, with two of them among the top performing stocks for the period (China Mobile and Telefonos de Mexico S.A.).

■

Relative performance was also helped by stock selection in the top-performing energy sector. For example, Fund holdings Petroleo Brasileiro S/A and Canadian Natural Resources were both up more than 35% over the six-month period.

■	There were areas of limited weakness for the Fund, including underweight exposure to Japan and disappointing stock selection in the financial sector and consumer discretionary.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

					Inception*
	6 month	1 year	5 year*	10 year*	(01/31/03)

NFJ International Value Fund Institutional Class	15.85%	19.15%	—	—	34.84%

MSCI AC World Index ex USA	16.74%	17.11%	—	—	28.61%

Lipper International Multi-Cap Value Fund Average	14.82%	13.97%	—	—	27.05%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com.

Annual Fund Operating Expenses Please refer to page 5 herein for an explanation of the information presented in the following expense examples.

		Hypothetical Performance
	Actual Performance	(5% return before expenses)

	Institutional Class	Institutional Class

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,158.50	$1,019.88

Expenses Paid During Period	$5.75	$5.38

Expenses are equal to the expense ratio of 0.63% for Institutional Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Country Allocation as of 12/31/05

Brazil	12.4%

Canada	11.3%

United Kingdom	11.1%

South Korea	10.3%

China	9.3%

Netherlands	8.5%

Mexico	6.5%

Bermuda	3.8%

Australia	2.8%

Other	24.0%

12   Allianz Funds Semi-Annual Report  |  12.31.05

A V A L U E S T O C K F U N D	Ticker Symbols: Instl: ANVIX

NFJ Large-Cap Value Fund

■

NFJ Large-Cap Value Fund seeks long-term growth of capital and income by normally investing at least 80% of its net assets in common stocks issued by large-cap companies with below average P/E ratios relative to the market and their respective industry groups.

■	The Fund’s Institutional Class Shares returned 6.56% for the six months ended December 31, 2005. This performance surpassed the 4.52% return of the Russell Top 200 Value Index.

■

The U.S. stock market delivered strong returns in the third quarter of 2005, followed by modest gains in the fourth quarter. The market as a whole (as measured by the S&P 500 Index) rose 5.76% for the six-month period. Within stocks, large caps outperformed mid- and small-cap stocks, with returns of 6.15% (Russell 1000 Index), 8.41% (Russell Midcap Index) and 5.88% (Russell 2000 Index), respectively. Large-cap growth outperformed large-cap value for the period, with growth (Russell 1000 Growth Index) up 7.11% and value (Russell 1000 Value Index) up 5.20%.

■

The Fund’s relative performance was helped by strong stock selection in most sectors. In particular, the Fund saw strength from its holdings in consumer discretionary, including McDonald’s. McDonald’s was attractive based on its relatively high yield and low valuation. The stock saw considerable price appreciation over the reporting, in part due to anticipation of the Chipotle spin-off in early 2006.

■

Stock selection in the top-performing energy sector also contributed to relative performance. One stand-out in this area was Valero Energy Corp., which saw price gains on better-than-expected second quarter earnings.

■

Relative performance was hurt by disappointing stock selection in the financial sector. For example, Fund holdings Countrywide Financial Corp. and Fannie Mae both suffered over reduced demand for mortgages in a rising interest rate environment.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

					Inception*†
	6 month	1 year	5 year*	10 year*	(05/08/00)

NFJ Large-Cap Value Fund Institutional Class	6.56%	10.21%	11.26%	—	11.53%

Russell Top 200 Value Index	4.52%	4.58%	2.35%	—	2.77%

Russell Midcap Value Index	6.76%	12.64%	12.20%	—	13.88%

Lipper Large-Cap Value Fund Average	5.43%	5.72%	3.10%	—	4.11%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. †The Fund began operations on 05/08/00. Index comparisons began on 04/30/00.

Annual Fund Operating Expenses Please refer to page 5 herein for an explanation of the information presented in the following expense examples.

		Hypothetical Performance
	Actual Performance	(5% return before expenses)

	Institutional Class	Institutional Class

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,065.60	$1,021.62

Expenses Paid During Period	$3.70	$3.63

Expenses are equal to the expense ratio of 0.70% for Institutional Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Financial Services	28.7%

Short-Term Investments	11.5%

Energy	9.6%

Consumer Staples	9.5%

Industrials	9.5%

Materials & Processing	8.7%

Healthcare	6.9%

Consumer Discretionary	4.7%

Real Estate Investment Trust	3.7%

Other	7.2%

Allianz Funds Semi-Annual Report  |  12.31.05   13

A V A L U E S T O C K F U N D
	Ticker Instl: Admin:	Symbols: PSVIX PVADX
NFJ Small-Cap Value Fund

■

NFJ Small-Cap Value Fund seeks long-term growth of capital and income by normally investing at least 80% of its net assets in the common stocks of companies with market capitalizations of between $100 million and $1.8 billion at the time of investment. The Fund invests primarily in dividend-paying stocks with below-average P/E ratios relative to the market and their respective industry groups.

■	The Fund’s Institutional Class Shares returned 5.39% for the six months ended December 31, 2005. This performance surpassed the 3.77% return of the Fund’s benchmark, the Russell 2000 Value Index.

■

The U.S. stock market delivered strong returns in the third quarter of 2005, followed by modest gains in the fourth quarter. The market as a whole (as measured by the S&P 500 Index) rose 5.76% for the six-month period. Within stocks, large caps outperformed mid- and small-cap stocks, with returns of 6.15% (Russell 1000 Index), 8.41% (Russell Midcap Index) and 5.88% (Russell 2000 Index), respectively. Small-cap value trailed small-cap growth over the period, with value (Russell 2000 Value Index) up 3.77% and growth (Russell 2000 Growth Index) up 8.01%.

■

The Fund delivered strong relative performance in a challenging market for small-cap value investors. This performance was due in part to overweight exposure to the top-performing energy sector. Energy as a whole has done well over the last several quarters.

■

Relative performance was also helped by stock selection in the industrials sector. York International Corp. and SkyWest Inc. are two names in this space that did particularly well for the Fund. York was up during the period after news that it was being acquired by Johnson Controls. Sky-West performed well after announcing plans to purchase Atlantic Southeast Airlines.

■	Underweight exposure in technology hurt relative performance. The Fund only held two technology names (Methode Electronics Inc. and Landauer Inc.) and both lost ground over the reporting period.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception*† (10/01/91)

NFJ Small-Cap Value Fund Institutional Class	5.39%	10.77%	17.07%	14.64%	14.40%

NFJ Small-Cap Value Fund Administrative Class	5.22%	10.47%	16.52%	14.23%	14.03%

Russell 2000 Value Index	3.77%	4.70%	13.55%	13.08%	14.62%

Russell 2000 Index	5.88%	4.56%	8.23%	9.26%	11.22%

Lipper Small-Cap Value Fund Average	5.33%	6.16%	13.72%	12.52%	13.15%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. †The Fund began operations on 10/01/91. Index comparisons began on 09/30/91.

Annual Fund Operating Expenses Please refer to page 5 herein for an explanation of the information presented in the following expense examples.

	Actual Performance		Hypothetical Performance (5% return before expenses)

	Inst. Class	Admin. Class	Inst. Class	Admin. Class

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,053.90	$1,052.20	$1,020.86	$1,019.60

Expenses Paid During Period	$4.47	$5.75	$4.39	$5.66

For each class of the Fund, expenses are equal to the expense ratio for the class (0.85% for Institutional Class, 1.10% for Administrative Class), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Short-Term Investments	21.5%

Consumer Discretionary	14.1%

Energy	11.2%

Materials & Processing	10.4%

Financial Services	9.6%

Industrial	9.6%

Real Estate Investment Trust	8.7%

Utilities	8.6%

Consumer Staples	8.0%

Other	-1.7%

14   Allianz Funds Semi-Annual Report  |  12.31.05

A B L E N D S T O C K F U N D
Ticker Symbols: Instl: AOQIX
OCC Core Equity Fund

■

OCC Core Equity Fund seeks long-term capital appreciation by investing mainly in common stocks of U.S. issuers that the portfolio manager believes are undervalued in the marketplace. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks. The Fund may invest in other equity securities, such as preferred stocks, warrants and debt securities convertible into common stocks. The Fund invests primarily in companies with market capitalizations of greater than $5 billion at the time of investment. The Fund may also invest up to 25% of its assets in non-U.S. securities.

■	The Fund’s Institutional Class Shares returned 4.31% for the six months ended December 31, 2005. This performance trailed the 5.76% return of the Fund’s benchmark, the S&P 500 Index.

■

The U.S. stock market picked up in the second half of 2005, with a strong third quarter and modest gains in the fourth quarter. Within stocks, mid-caps outperformed large- and small-cap stocks and growth outperformed value.

■

The Fund’s relative performance was hindered by underweight exposure and disappointing stock selection in the consumer discretionary sector. For example, the Fund held Kohl’s Corp., a retail chain that fell on slightly depressed same-store-sales.

■

Performance was also hurt by unfavorable stock selection in technology. In particular, the Fund was hindered by its investment in Dell Inc. Dell stock fell considerably after announcing disappointing earnings and voicing concerns over prospects in the face of tighter margins and increased competition.

■

Stock selection in healthcare helped relative performance. Healthcare, especially biotechnology, saw increased volatility over the reporting period, but individual holdings still offered attractive opportunity. The Fund’s investment in managed care provider Aetna Inc. increased on strong quarterly results. Biotechnology firm Biogen Idec. also advanced, as its multiple sclerosis therapy received FDA priority review.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (03/31/05)

OCC Core Equity Fund Institutional Class	4.31%	—	—	—	7.02%

S&P 500 Index	5.76%	—	—	—	7.20%

Lipper Multi-Cap Core Fund Average	6.80%	—	—	—	8.86%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com.

Annual Fund Operating Expenses Please refer to page 5 herein for an explanation of the information presented in the following expense examples.

	Actual Performance	Hypothetical Performance (5% return before expenses)

	Inst. Class	Inst. Class

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,043.10	$1,021.59

Expenses Paid During Period	$3.70	$3.66

For each class of the Fund, expenses are equal to the expense ratio for the class (0.70% for Institutional Class), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Financial & Business Services	24.0%

Healthcare	15.4%

Consumer Discretionary	14.3%

Technology	13.4%

Energy	8.5%

Capital Goods	8.4%

Building	4.2%

Short-Term Instruments	3.6%

Consumer Services	3.1%

Other	5.1%

Allianz Funds Semi-Annual Report  |  12.31.05   15

A V A L U E S T O C K F U N D
	Ticker Instl: Admin:	Symbols: PRNIX PRAAX
OCC Renaissance Fund

■

OCC Renaissance Fund seeks long-term growth of capital and income by investing at least 65% of its assets in the common stocks of companies with below-average valuations whose business fundamentals are expected to improve. Although the Fund typically invests in companies with market capitalizations of $1 billion to $10 billion at the time of investment, it may invest in companies in any capitalization range. To achieve income, the Fund invests a portion of its assets in stocks that the portfolio managers expect will generate income (for example, by paying dividends).

■	The Fund’s Institutional Class Shares returned 5.81% for the six months ended December 31, 2005. This performance trailed the 6.76% return of the Fund’s benchmark, the Russell Midcap Value Index.

■

Record high energy prices, inflation fears and a much-discussed real estate market combined to keep stocks relatively flat in the first six months of 2005. But, the market picked up in the second half of the year, with a strong third quarter and modest gains in the fourth quarter. Within stocks, mid-caps outperformed large- and small-cap stocks and growth outperformed value.

■

The Fund’s relative performance was due in part to disappointing stock selection in the healthcare and technology sectors. Within healthcare, performance was hindered by names such as Beckman Coulter, a provider of diagnostic instruments and supplies. Beck-man’s change in accounting methods, coupled with some modest gross margin pressure, led to an unexpected shortfall in the company’s accounting income. We continue to hold a position in the company as we believe it is fundamentally strong and substantially undervalued.

■	Within technology, performance was hurt by bar-code equipment maker Zebra Technologies. Zebra sales fell as struggling retailers cut back on purchasing new inventory management systems.

■

Performance was helped over the reporting period by strong stock selection in the financial sector. One standout financial stock is commercial lender CIT Group. CIT reported earnings growth and higher returns thanks to lower-than-normal credit losses. The stock rose over 20% over the six-month period.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (04/18/88)

OCC Renaissance Fund Institutional Class	5.81%	-3.25%	9.68%	16.55%	14.26%

OCC Renaissance Fund Administrative Class	5.62%	-3.51%	9.50%	16.34%	14.01%

Russell Midcap Value Index	6.76%	12.64%	12.20%	13.65%	14.12%

Lipper Mid-Cap Value Fund Average	6.53%	9.15%	11.28%	12.15%	12.20%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com.

Annual Fund Operating Expenses Please refer to page 5 herein for an explanation of the information presented in the following expense examples.

	Actual Performance		Hypothetical Performance (5% return before expenses)

	Inst. Class	Admin. Class	Inst. Class	Admin. Class

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,058.10	$1,056.20	$1,020.87	$1,019.61

Expenses Paid During Period	$4.46	$5.75	$4.38	$5.65

For each class of the Fund, expenses are equal to the expense ratio for the class (0.85% for Institutional Class, 1.10% for Administrative Class), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Financial & Business Services	33.8%

Short-Term Investments	16.2%

Healthcare	12.5%

Technology	11.2%

Consumer Services	9.0%

Capital Goods	7.5%

Energy	6.9%

Consumer Discretionary	5.2%

Utilities	3.9%

Other	-6.2%

16   Allianz Funds Semi-Annual Report  |  12.31.05

A V A L U E S T O C K F U N D	Ticker Instl: Admin:	Symbols: PDLIX PVLAX

OCC Value Fund

■

OCC Value Fund seeks long-term growth of capital and income by investing at least 65% of its assets in the common stocks of companies with market capitalizations of more than $5 billion at the time of investment.

■	The Fund’s Institutional Class Shares returned 5.81% for the six months ended December 31, 2005. This performance exceeded the 5.20% return of the Fund’s benchmark, the Russell 1000 Value Index.

■

Record high energy prices, inflation fears and a much-discussed real estate market combined to keep stocks relatively flat in the first six months of 2005. But, the market picked up in the second half of the year, with a strong third quarter and modest gains in the fourth quarter. Within stocks, mid-caps outperformed large-and small-cap stocks and growth outperformed value.

■

The Fund’s relative outperformance was due in part to strong stock selection in the financial sector. The Fund saw particular strength in bank holdings, despite measured increases from the Federal Reserve Board and a flattening yield curve. Standouts in this area included banking conglomerates JPMorgan Chase, Bank of America and Citigroup, all among the top performing stocks over the period.

■

Relative performance was also helped by the Fund’s underweight exposure to utilities. Utilities as a group were one of the underper-forming sectors over the six-month period. In our opinion, yield-driven momentum has driven many stocks in the sector up beyond their intrinsic value.

■	Stock selection in the technology sector hindered relative performance. For example, security software maker McAfee Inc. fell on concerns about competitive pressures from Microsoft.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (12/30/91)

OCC Value Fund Institutional Class	5.81%	3.12%	8.81%	13.30%	13.87%

OCC Value Fund Administrative Class	5.71%	2.86%	8.51%	13.00%	13.57%

Russell 1000 Value Index	5.20%	7.05%	5.28%	10.94%	12.42%

Lipper Large-Cap Value Fund Average	5.43%	5.72%	3.10%	8.68%	10.36%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com.

Annual Fund Operating Expenses Please refer to page 5 herein for an explanation of the information presented in the following expense examples.

	Actual Performance		Hypothetical Performance (5% return before expenses)

	Inst. Class	Admin. Class	Inst. Class	Admin. Class

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,058.10	$1,057.10	$1,021.63	$1,020.37

Expenses Paid During Period	$3.68	$4.98	$3.62	$4.89

For each class of the Fund, expenses are equal to the expense ratio for the class (0.70% for Institutional Class, 0.95% for Administrative Class), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Financial & Business Services	44.8%

Energy	11.9%

Healthcare	8.8%

Consumer Services	8.2%

Short-Term Instruments	7.4%

Materials & Processing	6.6%

Capital Goods	5.2%

Consumer Discretionary	4.7%

Technology	4.3%

Other	-1.9%

Allianz Funds Semi-Annual Report  |  12.31.05   17

A B L E N D S T O C K F U N D	Ticker Instl: Admin:	Symbols: PMEIX PGOIX

PEA Equity Premium Strategy Fund (Formerly PEA Growth & Income Fund)

■

PEA Equity Premium Strategy Fund seeks long-term growth of capital and current income by normally investing at least 65% of its assets in stocks of companies with market capitalizations greater than $5 billion at the time of investment.

■

Effective November 1, the Fund began writing call options on both the individual stock holdings in the fund as well as on the S&P 500 Index. The covered call strategy intends to enhance the income potential of the portfolio while simultaneously reducing the volatility of the performance stream.

■	The Fund’s Institutional Class Shares returned 4.92% for the six months ended December 31, 2005. This performance trailed the 5.76% return of the Fund’s benchmark, the S&P 500 Index.

■

Record high energy prices, inflation fears and a much-discussed real estate market combined to keep stocks relatively flat in the first six months of 2005. But, the market picked up in the second half of the year, with a strong third quarter and modest gains in the fourth quarter. Within stocks, mid-caps outperformed large-and small-cap stocks and growth outperformed value.

■

The Fund’s relative performance was due in part to disappointing stock selection in the Technology sector. In particular, network equipment maker Cisco Systems also moderated as sales of its switches decelerated. An earnings disappointment in the second half caused us to exit our position in PC maker Dell as we expected a few additional difficult quarters to follow.

■

Performance was also hurt by overweight exposure to consumer discretionary stocks. We continue like to the long-term potential of several names in this space, including Sears Holdings. However Sears stock fell after press reports highlighted the company’s relatively low capital spending and sell-offs by some mutual funds. Our research suggests that Sears still offers substantial value.

■	Stock selection was much stronger in the healthcare sector. For example, Fund performance benefited from holdings in managed care provider Aetna Inc. and biotechnology firm Biogen Idec.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (12/28/94)

PEA Equity Premium Strategy Fund Institutional Class	4.92%	4.21%	-2.68%	10.89%	12.63%

PEA Equity Premium Strategy Fund Administrative Class	4.79%	3.94%	-2.96%	10.59%	12.33%

S&P 500 Index	5.76%	4.90%	0.54%	9.07%	11.40%

Lipper Large-Cap Core Fund Average	5.99%	4.84%	-0.95%	7.59%	9.71%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com.

Annual Fund Operating Expenses Please refer to page 5 herein for an explanation of the information presented in the following expense examples.

	Actual Performance		Hypothetical Performance (5% return before expenses)

	Inst. Class	Admin. Class	Inst. Class	Admin. Class

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,049.20	$1,047.90	$1,020.82	$1,019.56

Expenses Paid During Period	$4.49	$5.78	$4.43	$5.70

For each class of the Fund, expenses are equal to the expense ratio for the class (0.85% for Institutional Class, 1.10% for Administrative Class), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Financial & Business Services	25.6%

Technology	15.5%

Consumer Discretionary	13.7%

Healthcare	12.6%

Short-Term Instruments	10.3%

Capital Goods	7.6%

Energy	5.9%

Building	4.3%

Materials & Processing	3.3%

Other	1.2%

18   Allianz Funds Semi-Annual Report  |  12.31.05

A G R O W T H S T O C K F U N D	Ticker Instl: Admin:	Symbols: PGFIX PGFAX

PEA Growth Fund

■

PEA Growth Fund seeks long-term growth of capital, with income an incidental consideration by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of at least $5 billion at the time of investment.

■	The Fund’s Institutional Class Shares returned 8.05% for the six months ended December 31, 2005. This performance exceeded the 7.11% return of the Russell 1000 Growth Index.

■

Record high energy prices, inflation fears and a much-discussed real estate market combined to keep stocks relatively flat in the first six months of 2005. But, the market picked up in the second half of the year, with a strong third quarter and modest gains in the fourth quarter. Within stocks, mid-caps outperformed large-and small-cap stocks and growth outperformed value.

■

The Fund’s relative performance was helped by strong stock selection in the healthcare sector. For example, the Fund benefited from its investment in Teva pharmaceuticals and biotechnology firm Biogen Idec.

■

Performance was also supported by overweight exposure and stock selection in the financial sector. Financials in general outperformed the market, despite measured increases from the Federal Reserve Board and a flattening yield curve. Standouts in this area included investment bank Merrill Lynch.

■

Stock selection in technology detracted from relative performance. In particular, the Fund saw disappointing returns from its investment in Juniper Networks, with analysts’ increasing concerns over the company’s ability to grow its non-core product lines.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (02/24/84)

PEA Growth Fund Institutional Class	8.05%	6.01%	-5.82%	6.37%	12.23%

PEA Growth Fund Administrative Class	7.88%	5.76%	-6.07%	6.07%	11.93%

Russell 1000 Growth Index	7.11%	5.27%	-3.58%	6.73%	11.59%

Lipper Large-Cap Growth Fund Average	8.09%	6.20%	-3.99%	6.67%	10.47%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com.

Annual Fund Operating Expenses Please refer to page 5 herein for an explanation of the information presented in the following expense examples.

	Actual Performance		Hypothetical Performance (5% return before expenses)

	Inst. Class	Admin. Class	Inst. Class	Admin. Class

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,080.50	$1,078.80	$1,021.35	$1,020.09

Expenses Paid During Period	$4.01	$5.31	$3.90	$5.16

For each class of the Fund, expenses are equal to the expense ratio for the class (0.75% for Institutional Class, 1.00% for Administrative Class), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Technology	32.2%

Healthcare	19.7%

Financial & Business Services	15.1%

Short-Term Investments	11.9%

Consumer Discretionary	8.1%

Consumer Staples	7.0%

Consumer Services	5.2%

Energy	4.0%

Capital Goods	4.0%

Other	-7.2%

Allianz Funds Semi-Annual Report  |  12.31.05   19

A G R O W T H S T O C K F U N D	Ticker Instl: Admin:	Symbols: POFIX POADX

PEA Opportunity Fund

■

PEA Opportunity Fund seeks capital appreciation, without consideration for income, by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of less than $2 billion at the time of investment.

■	The Fund’s Institutional Class Shares returned 7.44% for the six months ended December 31, 2005. This performance trailed the 8.01% return of the Fund’s benchmark, the Russell 2000 Growth Index.

■

Record high energy prices, inflation fears and a much-discussed real estate bubble combined to keep stocks relatively flat in the first six months of 2005. But, the market picked up in the second half of the year, with a strong third quarter and modest gains in the fourth quarter. Within stocks, mid-caps outperformed large-and small-cap stocks and growth outperformed value.

■

Stock selection in information technology and in industrials hindered the Fund’s relative performance over the reporting period. For example, within information technology, the Fund saw disappointing results from its investment in technology services company Packeteer.

■	Within the industrials sector the Fund was hurt in particular by LECG Group, a global experts consulting firm that reported less-than-expected revenue and earnings for the third quarter.

■

Stock selection in the energy sector contributed to the Fund’s relative performance. Two standouts in this area were production company Delta Petroleum, and exploration and production company Parallel Petroleum.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (02/24/84)

PEA Opportunity Fund Institutional Class	7.44%	5.38%	2.35%	5.94%	14.15%

PEA Opportunity Fund Administrative Class	7.31%	5.12%	2.11%	5.73%	13.89%

Russell 2000 Growth Index	8.01%	4.15%	2.28%	4.68%	7.76%

Lipper Small-Cap Growth Fund Average	7.50%	5.66%	1.40%	8.09%	10.46%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com.

Annual Fund Operating Expenses Please refer to page 5 herein for an explanation of the information presented in the following expense examples.

	Actual Performance		Hypothetical Performance (5% return before expenses)

	Inst. Class	Admin. Class	Inst. Class	Admin. Class

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,074.40	$1,073.10	$1,020.60	$1,019.33

Expenses Paid During Period	$4.78	$6.09	$4.66	$5.93

For each class of the Fund, expenses are equal to the expense ratio for the class (0.90% for Institutional Class, 1.15% for Administrative Class), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Technology	26.3%

Short-Term Investments	22.6%

Healthcare	19.8%

Consumer Services	19.7%

Consumer Discretionary	7.8%

Energy	7.5%

Financial & Business Services	7.4%

Transportation	5.1%

Aerospace	2.6%

Other	-18.8%

20   Allianz Funds Semi-Annual Report  |  12.31.05

A G R O W T H S T O C K F U N D	Ticker Instl: Admin:	Symbols: PFTIX PTADX

PEA Target Fund

■

PEA Target Fund seeks capital appreciation by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations between $1 billion and $10 billion at the time of investment.

■	The Fund’s Institutional Class Shares returned 8.25% for the six months ended December 31, 2005. This performance trailed the 10.22% return of the Fund’s benchmark, the Russell Midcap Growth Index.

■

Record high energy prices, inflation fears and a much-discussed real estate bubble combined to keep stocks relatively flat in the first six months of 2005. But, the market picked up in the second half of the year, with a strong third quarter and modest gains in the fourth quarter. Within stocks, mid-caps outperformed large-and small-cap stocks and growth outperformed value.

■

The Fund’s relative performance was due in part to underweight exposure to the energy sector. Energy was the top performing sector in the first half of 2005 and into the third quarter, buoyed by record high oil and natural gas prices. But, as inventory reports showed adequate supply energy came under pressure, driving down stock prices.

■	Nonetheless, the sector delivered strong returns for the Index over the six-month period and our underweight exposure hindered relative returns. Stock selection within energy also hurt performance.

■

Stock selection within healthcare also hindered relative performance. For example, the Fund saw disappointing returns from its investment in Bausch and Lomb and Kinetic Concepts, one of our large holdings at the beginning of the quarter.

■

Relative performance was helped by an overweight in telecommunications. Strong stock selection in the sector also contributed, including NII Holdings. NII benefited from strong subscriber growth in the Latin American wireless market.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (12/17/92)

PEA Target Fund Institutional Class	8.25%	5.64%	-3.34%	10.14%	12.46%

PEA Target Fund Administrative Class	8.12%	5.38%	-3.55%	9.98%	12.27%

Russell Midcap Growth Index	10.22%	12.10%	1.38%	9.27%	10.20%

Lipper Mid-Cap Growth Fund Average	9.48%	9.79%	-0.48%	8.05%	9.39%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com.

Annual Fund Operating Expenses Please refer to page 5 herein for an explanation of the information presented in the following expense examples.

	Actual Performance		Hypothetical Performance (5% return before expenses)

	Inst. Class	Admin. Class	Inst. Class	Admin. Class

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,082.50	$1,081.20	$1,021.12	$1,019.86

Expenses Paid During Period	$4.25	$5.56	$4.13	$5.40

For each class of the Fund, expenses are equal to the expense ratio for the class (0.80% for Institutional Class, 1.05% for Administrative Class), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Technology	26.7%

Short-Term Investments	24.6%

Healthcare	16.5%

Consumer Services	15.1%

Consumer Discretionary	9.9%

Financial & Business Services	8.6%

Energy	7.9%

Capital Goods	5.6%

Materials & Processing	5.4%

Other	-20.3%

Allianz Funds Semi-Annual Report  |  12.31.05   21

Schedule of Investments
AMM Asset Allocation Fund (a)
December 31, 2005 (unaudited)

	Shares	Value (000s)
ALLIANZ FUNDS (b)—50.6%
CCM Capital Appreciation	114,766	$2,269
CCM Mid-Cap (d)	74,342	2,040
NACM International	1,887,822	36,378
NFJ Small-Cap Value	232,807	6,921
OCC Renaissance (d)	790,967	17,401
OCC Value	797,828	12,829
PEA Growth (d)	78,101	1,583
PEA Opportunity (d)	416,881	8,488
PEA Target (d)	123,361	2,428
RCM Large-Cap Growth	1,568,268	22,034
RCM Mid-Cap (d)	5,525,155	16,576

Total Allianz Funds
(cost—$107,676)		128,947

PIMCO FUNDS (c)—49.5%
Emerging Markets Bond	83,135	928
Foreign Bond (U.S. Dollar-Hedged)	259,526	2,704
High Yield	561,470	5,458
Short-Term	501,610	5,011
StocksPLUS	3,368,233	34,120
Total Return	7,412,088	77,827

Total PIMCO Funds
(cost $124,654)		126,048

Total Investments
(cost—$232,330)—100.1%		254,995

Liabilities in excess of other assets—(0.1)%		(269)

Net Assets—100.0%		$254,726

Notes to Schedule of Investments:

(a) The Fund invests in shares of affiliated Funds.

(b) Institutional Class shares of each Allianz Fund.

(c) Institutional Class shares of each PIMCO Fund.

(d) Non-income producing Fund.

22   Allianz Funds Semi-Annual Report  |   12.31.05  |  See accompanying notes

Schedule of Investments
CCM Capital Appreciation Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—98.9%
Aerospace—2.8%
Boeing Co. (b)	278,410	$19,555
Raytheon Co.	398,680	16,007

		35,562

Capital Goods—6.1%
Caterpillar, Inc.	278,560	16,092
Illinois Tool Works, Inc.	174,870	15,387
Ingersoll-Rand Co., Ltd.Class A (b)	397,520	16,048
Rockwell Automation, Inc.	263,890	15,612
Textron, Inc.	197,260	15,185

		78,324

Communications—3.0%
AT&T, Inc.	768,720	18,826
NII Holdings, Inc.,Class B (a)(b)	418,030	18,259
Sprint Corp. (b)	83,338	1,947

		39,032

Consumer Discretionary—6.4%
Fastenal Co. (b)	382,440	14,988
Harman International Industries, Inc. (b)	176,110	17,232
Home Depot, Inc.	492,610	19,941
Nike, Inc., Class B	176,390	15,309
Tiffany & Co.	398,220	15,248

		82,718

Consumer Services—7.5%
Iron Mountain, Inc. (a)	362,200	15,292
Marriott International, Inc.,Class A	239,310	16,027
McGraw-Hill Cos., Inc.	323,460	16,700
Monster Worldwide, Inc. (a)	386,230	15,766
Robert Half International, Inc.	446,000	16,899
Starwood Hotels & Resorts Worldwide, Inc.,Class B, Unit	249,980	15,964

		96,648

Consumer Staples—1.3%
PepsiCo, Inc.	284,970	16,836

Energy—8.8%
Apache Corp.	171,838	11,774
Baker Hughes, Inc.	211,990	12,885
Marathon Oil Corp.	196,490	11,980
Noble Corp.	194,930	13,750
Peabody Energy Corp.	185,060	15,253
Schlumberger Ltd. (b)	182,120	17,693
Transocean, Inc. (a)	211,850	14,764
XTO Energy, Inc.	333,920	14,672

		112,771

Financial Services—15.3%
American Express Co.	301,930	15,537
Capital One Financial Corp.	177,760	15,359
CIT Group, Inc.	366,220	18,963
Franklin Resources, Inc.	160,000	15,042
Genworth Financial, Inc.,Class A (b)	474,010	16,391
Goldman Sachs Group, Inc. (b)	126,000	16,092
Lehman Brothers Holdings, Inc. (b)	149,110	19,111
Loews Corp.	163,890	15,545
Merrill Lynch & Co., Inc. (b)	249,910	16,926
MetLife, Inc.	299,740	14,687

	Shares	Value (000s)

PNC Financial Services Group, Inc.	263,860	$16,315
Prudential Financial, Inc. (b)	228,370	16,714

		196,682

Healthcare—16.9%
Allergan, Inc. (b)	167,930	18,130
Amgen, Inc. (a)	192,392	15,172
Baxter International, Inc.	396,090	14,913
Coventry Health Care, Inc. (a)	266,900	15,203
Eli Lilly & Co.	270,780	15,323
Express Scripts, Inc. (a)(b)	173,250	14,518
Genentech, Inc. (a)	156,960	14,519
Genzyme Corp. (a)	234,330	16,586
Medtronic, Inc.	298,870	17,206
St. Jude Medical, Inc. (a)	349,400	17,540
UnitedHealth Group, Inc.	344,710	21,420
WellPoint, Inc. (a)	254,980	20,345
Wyeth	346,000	15,940

		216,815

Materials & Processing—2.3%
Phelps Dodge Corp.	97,730	14,061
Vulcan Materials Co.	219,810	14,892

		28,953

Technology—23.7%
Adobe Systems, Inc.	363,720	13,443
Advanced Micro Devices,Inc. (a)	576,450	17,639
American Tower Corp. (a)	575,120	15,586
Apple Computer, Inc. (a)	296,530	21,318
Autodesk, Inc.	395,990	17,008
Broadcom Corp., Class A (a)	345,640	16,297
Citrix Systems, Inc. (a)	581,750	16,743
Corning, Inc. (a)	737,000	14,489
Emerson Electric Co.	205,240	15,331
Expedia, Inc. (a)	512,890	12,289
Fiserv, Inc. (a)	393,150	17,012
Harris Corp. (b)	341,900	14,705
Hewlett-Packard Co.	520,460	14,901
International Business Machines Corp.	186,280	15,312
Microsoft Corp.	839,890	21,963
Motorola, Inc.	643,840	14,544
National Semi-conductor Corp.	587,040	15,251
QUALCOMM, Inc.	375,780	16,189
SanDisk Corp. (a)(b)	242,370	15,226

		305,246

Transportation—2.5%
Burlington Northern Santa Fe Corp.	230,160	16,300
Southwest Airlines Co. (b)	920,030	15,116

		31,416

Utilities—2.3%
Duke Energy Corp. (b)	509,680	13,991
TXU Corp.	318,460	15,983

		29,974

Total Common Stock
(cost—$1,127,745)		1,270,977

	Principal Amount (000s)	Value (000s)
SHORT-TERM INVESTMENTS—13.1%
Collateral Invested for Securities on Loan (d)—8.1%
Adirondack 2005-1 Corp.,
4.356% due 1/25/06	$5,000	$4,984
Bavaria Universal Funding,
4.412% due 2/27/06, FRN (c)	2,000	1,986
Beta Finance, Inc., Series 3,
4.301% due 8/1/06, FRN (c)	2,000	2,000
Canadian Imperial Bank,
4.00% due 1/3/06	908	908
Citigroup Global Markets, Inc.,
4.32% due 1/3/06	1,000	1,000
Compass Securitization,
4.376% due 1/23/06	12,000	11,965
Credit Suisse First Boston, FRN
4.313% due 2/27/06	1,000	1,001
4.319% due 2/27/06	3,000	3,002
4.323% due 2/6/06	5,000	5,004
Davis Square Funding V Corp.,
4.352% due 1/3/06	1,000	1,000
4.391% due 1/30/06	6,000	5,978
4.392% due 1/31/06	2,000	1,992
Morgan Stanley,
4.28% due 2/3/06, FRN	3,000	3,000
4.33% due 6/20/06	5,000	5,000
4.33% due 7/10/06	1,000	1,000
Northern Rock PLC,
4.321% due 2/3/06, FRN (c)	2,000	2,000
Ormond Quay Funding LLC,
4.332% due 1/30/06	5,000	4,981
Sierra Madre Funding Delaware Corp.,
4.356% due 1/26/06	10,000	9,968
Sigma Finance, Inc., FRN (c)
4.251% due 3/6/06	3,000	2,999
4.308% due 1/27/06	5,000	5,004
4.348% due 2/15/06	5,000	4,998
Skandinaviska Enskilda Banken,
4.349% due 1/20/06	4,000	4,000
Tango Finance Corp.,
4.251% due 1/11/06, FRN (c)	3,000	3,001
Treasury Bank, FRN
4.419% due 2/27/06	5,000	5,000
4.429% due 3/15/06	13,000	13,000

		104,771

Repurchase Agreement—5.0%
State Street Bank & Trust Co.,
dated 12/30/05, 3.90%, due
1/3/06, proceeds $63,804;	63,776	63,776

collateralized by Fannie Mae,
2.625% - 5.00%, 1/15/07 -
1/19/07 valued at $26,442
including accrued interest;
and Federal Home Loan Bank,
3.375% - 4.875%, 2/15/07 -
4/16/07, valued at $23,770
including accrued interest;
and Freddie Mac, 2.75%,
2/9/07 valued at $14,842
including accrued interest
(cost—$63,776)

Total Short-Term Investments
(cost—$168,543)		168,547

See accompanying notes    |  12.31.05  |  Allianz Funds Semi-Annual Report   23

Schedule of Investments (cont.)
CCM Capital Appreciation Fund
December 31, 2005 (unaudited)

Value (000s)

Total Investments
(cost—$1,296,288)—112.0%	$1,439,524

Liabilities in excess of other assets—(12.0)%	(153,829)

Net Assets—100.0%	$1,285,695

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $102,035; cash collateral of $104,553 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from securities on loan.

Glossary:

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

24   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Schedule of Investments
CCM Emerging Companies Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—99.3%
Aerospace—2.9%
BE Aerospace, Inc. (a)	537,690	$11,829
United Industrial Corp.	171,200	7,083

		18,912

Building—2.2%
Champion Enterprises, Inc. (a)	544,850	7,421
Fleetwood Enterprises,Inc. (a)(b)	574,660	7,097

		14,518

Capital Goods—10.0%
Astec Industries, Inc. (a)	270,850	8,846
Barnes Group, Inc.	238,670	7,876
Bucyrus International, Inc.,Class A (b)	193,000	10,171
Cascade Corp.	161,280	7,566
Freightcar America, Inc.	188,280	9,052
Insituform Technologies,Inc. (a)	351,390	6,806
Layne Christensen Co. (a)(b)	316,000	8,036
Middleby Corp. (a)(b)	83,720	7,242

		65,595

Consumer Discretionary—8.0%
Boston Beer Co., Inc. (a)	275,680	6,892
Coldwater Creek, Inc. (a)(b)	260,360	7,949
Conn’s, Inc. (a)(b)	188,560	6,952
Dress Barn, Inc. (a)(b)	230,000	8,880
Genesco, Inc. (a)	196,220	7,612
Guess ?, Inc. (a)	207,560	7,389
Gymboree Corp. (a)	298,600	6,987

		52,661

Consumer Services—8.1%
Bankrate, Inc. (a)(b)	211,870	6,255
Dover Downs Gaming & Entertainment, Inc.	536,870	7,597
Euronet Worldwide, Inc. (a)(b)	313,500	8,715
Heidrick & Struggles International, Inc. (a)	225,740	7,235
Mobile Mini, Inc. (a)(b)	201,250	9,539
Shuffle Master, Inc. (a)(b)	268,112	6,740
Vail Resorts, Inc. (a)(b)	218,560	7,219

		53,300

Consumer Staples—1.9%
Parlux Fragrances, Inc. (a)(b)	281,480	8,593
Weis Markets, Inc.	82,730	3,561

		12,154

Energy—8.1%
Atwood Oceanics, Inc. (a)(b)	93,420	7,290
Dril-Quip, Inc. (a)	135,890	6,414
Giant Industries, Inc. (a)	121,390	6,308
Hornbeck Offshore Services,Inc. (a)(b)	198,690	6,497
KCS Energy, Inc. (a)(b)	271,890	6,585
Oil States International,Inc. (a)(b)	195,920	6,207
Parallel Petroleum Corp. (a)	413,720	7,037
Remington Oil & Gas Corp. (a)	193,480	7,062

		53,400

Financial Services—5.9%
Community Trust BanCorp.,Inc. (b)	290,960	8,947
First Indiana Corp.	207,170	7,123
FPIC Insurance Group,Inc. (a)(b)	208,280	7,227
GFI Group, Inc. (a)	192,760	9,143

	Shares	Value (000s)

Greenhill & Co., Inc. (b)	143,500	$8,059
LTC Properties, Inc., REIT (b)	452,600	9,518
Marlin Business Services,Inc. (a)	342,890	8,192
Meadowbrook Insurance Group, Inc. (a)	1,141,640	6,667
Republic Cos. Group, Inc.	409,070	6,332
Safety Insurance Group,Inc. (b)	232,140	9,371
State Auto Financial Corp.	247,210	9,013
Taylor Capital Group, Inc.	155,910	6,299
Trammell Crow Co. (a)(b)	335,200	8,598

		104,489

Healthcare—15.6%
Abaxis, Inc. (a)	384,140	6,331
Angiodynamics, Inc. (a)	375,730	9,592
Caliper Life Sciences, Inc. (a)	465,959	2,740
Cotherix, Inc. (a)(b)	516,410	5,484
DJ Orthopedics, Inc. (a)	304,820	8,407
Durect Corp. (a)(b)	486,750	2,468
Hologic, Inc. (a)	272,600	10,337
Merge Technologies, Inc. (a)(b)	329,330	8,246
Myogen, Inc. (a)	166,830	5,031
NPS Pharmaceuticals,Inc. (a)(b)	314,470	3,723
Palomar Medical Technologies, Inc. (a)(b)	226,280	7,929
Penwest Pharmaceuticals Co. (a)	187,031	3,651
PetMed Express, Inc. (a)	536,260	7,599
Psychiatric Solutions, Inc. (a)(b)	121,450	7,134
SuperGen, Inc. (a)(b)	734,590	3,710
Thoratec Corp. (a)(b)	501,340	10,373

		102,755

Materials & Processing—1.0%
Apogee Enterprises, Inc.	407,720	6,613

Technology—24.6%
American Science &Engineering, Inc.,Class A (a)(b)	127,580	7,957
AMICAS, Inc. (a)	1,516,260	7,521
Blue Coat Systems, Inc. (a)	180,650	8,259
Cohu, Inc.	255,900	5,852
Computer Programs &Systems, Inc. (b)	222,030	9,199
Encore Wire Corp. (a)(b)	308,290	7,017
Greatbatch, Inc. (a)(b)	243,900	6,344
Homestore, Inc. (a)	1,257,360	6,413
LoJack Corp. (a)	300,370	7,248
Pericom Semi-conductor Corp. (a)	832,520	6,635
Rackable Systems, Inc. (a)	154,088	4,388
Redback Networks, Inc. (a)(b)	564,560	7,938
Rofin-Sinar Technologies,Inc. (a)	155,230	6,748
Secure Computing Corp. (a)(b)	695,260	8,524
SPSS, Inc. (a)	308,640	9,546
Stamps.com, Inc. (a)	362,940	8,333
Supertex, Inc. (a)	177,560	7,857
SYKES Enterprises, Inc. (a)	446,730	5,973
Syntel, Inc.	398,967	8,310
Vasco Data Security International (a)(b)	876,290	8,640
Witness Systems, Inc. (a)(b)	318,040	6,256
Zoran Corp. (a)	440,150	7,135

		162,093

		Value
	Shares	(000s)

Transportation—1.0%
Gulfmark Offshore, Inc. (a)	215,010	$6,369

Total Common Stock
(cost—$569,446)		652,859

SHORT-TERM INVESTMENTS—27.1%
	Principal Amount (000s)

Collateral Invested for Securities on Loan (d)—26.2%
Adirondack 2005-1 Corp.,
4.342% due 1/17/06	$5,000	4,989
4.356% due 1/25/06	5,000	4,984
Bank of America N.A.,
4.33% due 1/3/06	20,000	20,000
Bavaria TRR Corp.,
4.368% due 1/25/06, FRN (c)	15,000	14,953
Bavaria Universal Funding,
4.412% due 2/27/06, FRN (c)	2,000	1,986
Bear Stearns Co., Inc.,
4.37% due 1/3/06	5,000	5,000
Beta Finance, Inc., Series 3,
4.301% due 8/1/06, FRN (c)	2,000	2,000
Canadian Imperial Bank,
4.00% due 1/3/06	5,258	5,258
Citigroup Global Markets, Inc.,
4.32% due 1/3/06	30,000	30,000
Compass Securitization,
4.377% due 1/23/06	3,000	2,991
Credit Suisse First Boston, FRN,
4.313% due 2/27/06	1,000	1,001
4.319% due 2/27/06	5,000	5,003
4.323% due 2/6/06	5,000	5,003
Davis Square Funding V Corp.,
4.352% due 1/3/06	2,000	1,999
4.391% due 1/30/06	6,000	5,978
Fortis Bank,
4.23% due 1/3/06	8,000	8,000
Morgan Stanley,
4.28% due 2/3/06, FRN	3,000	3,000
4.33% due 6/20/06	10,000	10,000
4.33% due 7/10/06	9,000	9,000
Northern Rock PLC,
4.321% due 2/3/06, FRN (c)	2,000	2,000
Ormond Quay Funding LLC,
4.332% due 1/30/06	5,000	4,981
Sierra Madre Funding Delaware Corp.,
4.356% due 1/26/06	10,000	9,968
Sigma Finance, Inc., FRN (c),
4.251% due 3/6/06	2,000	2,000
4.308% due 1/27/06	5,000	5,004
Skandinaviska Enskilda Banken,
4.349% due 1/20/06	3,000	3,000
Tango Finance Corp.,
4.251% due 1/11/06, FRN (c)	2,000	2,001
Treasury Bank,
4.419% due 2/27/06, FRN	2,000	2,000

		172,099

See accompanying notes    |  12.31.05   |  Allianz Funds Semi-Annual Report    25

Schedule of Investments (cont.)
CCM Emerging Companies Fund
December 31, 2005 (unaudited)

	Principal Amount (000s)	Value (000s)

Repurchase Agreement—0.9%
State Street Bank & Trust Co.,
dated 12/30/05, 3.90%, due
1/3/06, proceeds $6,240;	$6,237	$6,237

collateralized by Federal Home
Loan Bank, 5.80%, 9/2/08,
valued at $6,364 including
accrued interest (cost—$6,237)

Total Short-Term Investments
(cost—$178,332)		178,336

Total Investments
(cost—$747,778)—126.4%		831,195

Liabilities in excess of other assets—(26.4)%		(173,422)

Net Assets—100.0%		$657,773

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $166,585; cash collateral of $171,648 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from the securities on loan.

Glossary:

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

REIT — Real Estate Investment Trust

26   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Schedule of Investments
CCM Focused Growth Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—96.7%
Aerospace—2.3%
Boeing Co.	1,410	$99

Capital Goods—5.1%
Fluor Corp.	1,180	91
Joy Global, Inc.	3,150	126

		217

Communications—2.1%
NII Holdings, Inc., Class B (a)	1,780	78
Sprint Corp.	532	12

		90

Consumer Discretionary—7.1%
CVS Corp.	2,670	71
Nordstrom, Inc.	2,300	86
Tech Data Corp. (a)	1,540	61
Tiffany & Co.	2,280	87

		305

Consumer Services—6.8%
Boyd Gaming Corp.	1,980	94
Pharmaceutical Product Development, Inc.	1,240	77
Starwood Hotels & Resorts, Worldwide, Inc., Class B, Unit	1,840	118

		289

Consumer Staples—2.4%
PepsiCo, Inc.	1,700	100

Energy—13.3%
Baker Hughes, Inc.	990	60
Diamond Offshore Drilling, Inc.	1,320	92
EOG Resources, Inc.	1,170	86
Grant Prideco, Inc. (a)	2,010	89
Peabody Energy Corp.	1,210	100
Questar Corp.	820	62
Tidewater, Inc.	1,850	82

		571

Financial Services—5.5%
Genworth Financial, Inc., Class A	2,540	88
Goldman Sachs Group, Inc.	540	69
Lehman Brothers Holdings, Inc.	620	79

		236

Healthcare—12.7%
Allergan, Inc.	950	103
Coventry Health Care, Inc. (a)	2,060	117
Gilead Sciences, Inc. (a)	1,920	101
Medtronic, Inc.	1,380	79
Varian Medical Systems, Inc. (a)	1,620	82
WellPoint, Inc. (a)	750	60

		542

Materials & Processing—2.9%
Phelps Dodge Corp.	860	124

Technology—34.8%
American Tower Corp. (a)	2,220	60
Ametek, Inc.	2,030	86
Apple Computer, Inc. (a)	1,250	90
AVX Corp.	5,710	83
Broadcom Corp., Class A (a)	1,850	87
Citrix Systems, Inc. (a)	3,020	87
Corning, Inc. (a)	3,440	68
Emerson Electric Co.	1,150	86
Fiserv, Inc. (a)	1,700	73
Harris Corp.	2,920	126
International Business Machines Corp.	980	80

	Shares	Value (000s)

Intersil Corp.	3,030	$75
Microsoft Corp.	4,090	107
Monster Worldwide, Inc. (a)	1,760	72
Motorola, Inc.	3,970	90
National Semi-conductor Corp.	3,440	89
SanDisk Corp. (a)	1,350	85
Thomas & Betts Corp. (a)	1,040	44

		1,488

Utilities—1.7%
TXU Corp.	1,480	74

Total Common Stock
(cost—$3,539)		4,135

	Principal Amount (000s)

Repurchase Agreement—2.9%
State Street Bank & Trust Co., dated 12/30/05, 3.90%, due 1/3/06, proceeds $123; collateralized by Federal Home Loan Bank, 4.375%, 9/17/10, valued at $130 including accrued interest (cost—$123)	$123	123

Total Investments
(cost—$3,662)—99.6%		4,258

Other assets less liabilities—0.4%		18

Net Assets—100.0%		$4,276

Notes to Schedule of Investments:

(a) Non-income producing.

Glossary:

Unit — More than one class of securities traded together.

See accompanying notes  |  12.31.05  |  Allianz Funds Semi-Annual Report   27

Schedule of Investments
CCM Mid-Cap Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—99.5%
Aerospace—1.1%
Rockwell Collins, Inc.	301,700	$14,020

Capital Goods—4.2%
Black & Decker Corp.	178,180	15,494
Fluor Corp. (b)	210,040	16,228
Joy Global, Inc.	565,720	22,629

		54,351

Communications—2.7%
NII Holdings, Inc., Class B (a)	408,480	17,843
West Corp. (a)	407,950	17,195

		35,038

Consumer Discretionary—10.0%
Chico’s FAS, Inc. (a)	401,080	17,619
Claire’s Stores, Inc.	546,540	15,970
Ingram Micro, Inc., Class A (a)	815,290	16,249
Nordstrom, Inc.	411,550	15,392
Office Depot, Inc. (a)	536,290	16,840
Tech Data Corp. (a)	384,690	15,264
Tiffany & Co.	402,960	15,429
W. W. Grainger, Inc.	223,370	15,882

		128,645

Consumer Services—7.5%
Boyd Gaming Corp.	382,220	18,217
Choice Hotels International, Inc.	452,970	18,916
Hilton Hotels Corp.	711,000	17,142
RR Donnelley & Sons Co.	434,040	14,848
Service Corp International	1,859,910	15,214
Station Casinos, Inc.	185,030	12,545

		96,882

Consumer Staples—2.4%
Brown-Forman Corp., Class B	224,760	15,580
Pilgrim’s Pride Corp. (b)	470,050	15,587

		31,167

Energy—12.1%
Amerada Hess Corp. (b)	117,900	14,952
Cooper Cameron Corp. (a)	405,980	16,808
ENSCO International, Inc.	318,580	14,129
EOG Resources, Inc.	204,050	14,971
Grant Prideco, Inc. (a)	399,850	17,641
Newfield Exploration Co. (a)	302,520	15,147
Pride International, Inc. (a)	507,280	15,599
Questar Corp.	210,900	15,965
Southwestern Energy Co. (a)	445,700	16,019
Tesoro Corp.	231,880	14,272

		155,503

Environmental Services—1.1%
Republic Services, Inc.	387,070	14,535

Financial Services—15.4%
Assurant, Inc.	338,570	14,725
Bear Stearns Cos., Inc.	142,630	16,478
BlackRock, Inc.	59,650	6,471
CB Richard Ellis Group, Inc., Class A (a)	328,720	19,345
CIT Group, Inc.	357,710	18,522
CNA Financial Corp. (a)	440,640	14,422
E*Trade Financial Corp. (a)	625,700	13,052
Federated Investors, Inc.	427,980	15,852
Hospitality Properties Trust, REIT	376,840	15,111
Lincoln National Corp.	295,880	15,691
Reinsurance Group of America	327,510	15,642
T. Rowe Price Group, Inc.	233,040	16,786
UnumProvident Corp. (b)	716,840	16,308

		198,405

	Shares	Value (000s)

Healthcare—15.8%
Bausch & Lomb, Inc.	194,650	$13,217
Community Health Systems, Inc. (a)(b)	417,370	16,002
Coventry Health Care, Inc. (a)	267,480	15,236
Dade Behring Holdings, Inc.	396,880	16,228
Endo Pharmaceuticals Holdings, Inc. (a)	528,170	15,982
Express Scripts, Inc. (a)(b)	174,690	14,639
Health Net, Inc. (a)	405,040	20,880
Hospira, Inc. (a)	374,630	16,027
Humana, Inc. (a)(b)	350,950	19,067
Protein Design Labs, Inc. (a)(b)	690,570	19,626
Sepracor, Inc. (a)(b)	322,170	16,624
Varian Medical Systems, Inc. (a)(b)	398,980	20,085

		203,613

Materials & Processing—3.6%
Florida Rock Industries, Inc.	391,635	19,213
Phelps Dodge Corp.	100,610	14,475
Precision Castparts Corp.	254,180	13,169

		46,857

Technology—18.8%
Ametek, Inc. (b)	382,170	16,257
Analog Devices, Inc.	441,510	15,837
Broadcom Corp., Class A (a)	353,260	16,656
Cadence Design Systems, Inc. (a)	928,910	15,717
Comverse Technology, Inc. (a)	511,730	13,607
DST Systems, Inc. (a)	262,340	15,717
Fisher Scientific International, Inc. (a)	234,640	14,515
Harris Corp. (b)	338,550	14,561
Intuit, Inc. (a)	317,030	16,898
Microchip Technology, Inc. (b)	474,270	15,248
National Semi-conductor Corp.	670,000	17,407
Red Hat, Inc. (a)(b)	729,570	19,873
SanDisk Corp. (a)(b)	246,800	15,504
Tellabs, Inc. (a)(b)	1,708,940	18,627
Thomas & Betts Corp. (a)	388,220	16,290

		242,714

Transportation—2.4%
CH Robinson Worldwide, Inc.	400,290	14,823
Ryder System, Inc.	377,320	15,477

		30,300

Utilities—2.4%
NRG Energy, Inc. (a)(b)	396,590	18,688
Oneok, Inc. (b)	459,300	12,231

		30,919

Total Common Stock
(cost—$1,137,188)		1,282,949

SHORT-TERM INVESTMENTS—14.7%
	Principal Amount (000s)

Collateral Invested for Securities on Loan (d)—12.1%
Adirondack 2005-1 Corp.,
4.342% due 1/17/06	$5,000	4,989
4.355% due 1/25/06	5,000	4,984
Bank of America N.A.,
4.33% due 1/3/06	23,000	23,000
Bavaria TRR Corp.,
4.368% due 1/25/06, FRN (c)	8,000	7,975
Bavaria Universal Funding,
4.412% due 2/27/06, FRN (c)	2,000	1,986

	Principal Amount (000s)	Value (000s)

Bear Stearns Cos., Inc.,
4.37% due 1/3/06	$3,000	$3,000
Beta Finance, Inc., Series 3,
4.301% due 8/1/06, FRN (c)	2,000	2,000
Canadian Imperial Bank,
4.00% due 1/3/06	8,510	8,510
Citigroup Global Markets, Inc.,
4.320% due 1/3/06	30,000	30,000
Compass Securitization,
4.373% due 01/23/06	2,000	1,994
4.376% due 1/23/06	4,000	3,989
Credit Suisse First Boston, FRN
4.313% due 2/27/06	1,000	1,001
4.319% due 2/27/06	4,000	4,003
4.323% due 2/6/06	5,000	5,004
Davis Square Funding V Corp.,
4.352% due 1/3/06	4,000	3,998
4.392% due 1/31/06	2,000	1,992
Morgan Stanley,
4.28% due 2/3/06, FRN	3,000	3,000
4.33% due 6/20/06	10,000	10,000
Northern Rock PLC,
4.321% due 2/3/06, FRN (c)	2,000	2,000
Ormond Quay Funding LLC,
4.332% due 1/30/06	5,000	4,981
Sierra Madre Funding Delaware Corp.,
4.356% due 1/26/06	7,300	7,276
Sigma Finance, Inc.,
4.251% due 3/6/06, FRN (c)	3,000	2,999
Skandinaviska Enskilda Banken,
4.349% due 1/20/06	3,000	3,000
Treasury Bank, FRN
4.419% due 2/27/06	2,000	2,000
4.429% due 3/15/06	12,000	12,000

		155,681

Repurchase Agreement—2.6%
State Street Bank & Trust Co.,
dated 12/30/05, 3.90%, due
1/3/06, proceeds $33,310;	33,296	$33,296

collateralized by Federal
Home Loan Bank, 4.375%,
9/17/10, valued at $33,962
including accrued interest
(cost—$33,296)

Total Short-Term Investments
(cost—$188,976)		188,977

Total Investments
(cost—$1,326,164)—114.2%		1,471,926

Liabilities in excess of other assets—(14.2)%		(182,563)

Net Assets—100.0%		$1,289,363

28   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Schedule of Investments (cont.)
CCM Mid-Cap Fund
December 31, 2005 (unaudited)

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $150,250; cash collateral of $155,297 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from securities on loan.

Glossary:

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

REIT — Real Estate Investment Trust

See accompanying notes  |  12.31.05  |  Allianz Funds Semi-Annual Report   29

Schedule of Investments
NFJ Dividend Value Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—94.8%
Consumer Discretionary—11.5%
Limited Brands, Inc. (a)	1,150,000	$25,702
Mattel, Inc.	1,645,000	26,024
Stanley Works	540,000	25,942
V.F. Corp. (a)	464,000	25,678
Whirlpool Corp. (a)	620,000	51,931

		155,277

Consumer Staples—9.6%
Altria Group, Inc.	350,000	26,152
Anheuser-Busch Cos., Inc.	606,000	26,034
ConAgra Foods, Inc. (a)	1,285,000	26,060
Kimberly-Clark Corp.	431,000	25,709
Reynolds American, Inc. (a)	270,000	25,739

		129,694

Energy—13.5%
Anadarko Petroleum Corp.	274,000	25,962
ChevronTexaco Corp.	463,000	26,285
Marathon Oil Corp.	860,000	52,434
Occidental Petroleum Corp.	322,000	25,721
PetroChina Co. Ltd. ADR (a)	320,000	26,227
Petroleo Brasileiro S.A. ADR (a)	374,000	26,655

		183,284

Financial Services—26.7%
Bank of America Corp.	565,000	26,075
Duke Realty Corp., REIT (a)	772,000	25,785
JP Morgan Chase & Co.	644,000	25,560
Jefferson-Pilot Corp. (a)	452,000	25,732
KeyCorp. Capital (a)	1,580,000	52,029
Lincoln National Corp. (a)	482,000	25,560
MBNA Corp.	930,000	25,250
Morgan Stanley	460,000	26,100
Regions Financial Corp. (a)	1,530,000	52,265
St. Paul Travelers Cos., Inc.	577,000	25,775
Washington Mutual, Inc. (a)	1,190,000	51,765

		361,896

Healthcare—7.8%
GlaxoSmithKline PLC ADR	508,000	25,644
Merck & Co., Inc.	1,650,000	52,486
Pfizer, Inc.	1,203,000	28,054

		106,184

Industrial—4.5%
Deluxe Corp. (a)	306,000	9,223
Masco Corp.	860,000	25,963
Northrop Grumman Corp.	435,000	26,148

		61,334

Materials & Processing—5.7%
Dow Chemical Co. (a)	586,000	25,679
Freeport-McMoran Copper & Gold, Inc., Class B	484,000	26,039
Lyondell Chemical Co.	1,070,000	25,488

		77,206

Technology—2.1%
Seagate Technology, Inc. (a)	1,450,000	28,986

Telecommunication Services—5.7%
Alltel Corp.	410,000	25,871
AT&T, Inc. (a)	1,068,000	26,155
Verizon Communications, Inc.	850,000	25,602

		77,628

	Shares	Value (000s)

Utilities—7.7%
DTE Energy Co. (a)	603,000	$26,044
KeySpan Corp. (a)	734,000	26,196
Progress Energy, Inc. (a)	582,000	25,561
Sempra Energy	575,000	25,783

		103,584

Total Common Stock
(cost—$1,191,171)		1,285,073

SHORT-TERM INVESTMENTS—19.1%
	Principal Amount (000s)

Collateral Invested for Securities on Loan (c)—14.2%
Adirondack 2005-1 Corp.,
4.342% due 1/17/06	$10,000	9,978
4.356% due 1/25/06	10,000	9,969
Bavaria TRR Corp.,
4.368% due 1/25/06, FRN (b)	30,000	29,906
Bavaria Universal Funding,
4.412% due 2/27/06, FRN (b)	10,000	9,928
Beta Finance, Inc., Series 3,
4.301% due 8/1/06, FRN (b)	1,000	1,000
Canadian Imperial Bank,
4.00% due 1/3/06	6,443	6,443
Compass Securitization
4.376% due 1/23/06	2,000	1,994
Credit Suisse First Boston, FRN
4.313% due 2/27/06	1,000	1,001
4.319% due 2/27/06	6,000	6,004
4.323% due 2/6/06	15,000	15,010
Davis Square Funding V Corp.,
4.352% due 1/3/06	3,000	2,999
4.392% due 1/31/06	1,000	996
Fortis Bank,
4.23% due 1/3/06	9,000	9,000
Morgan Stanley,
4.28% due 2/3/06, FRN	2,000	2,000
4.33% due 6/20/06	20,000	20,000
4.33% due 7/10/06	5,000	5,000
Northern Rock PLC,
4.321% due 2/3/06, FRN (b)	2,000	2,000
Ormond Quay Funding LLC,
4.332% due 1/30/06	15,000	14,944
Sierra Madre Funding Delaware Corp.,
4.356% due 1/26/06	10,000	9,968
Sigma Finance, Inc., FRN (b)
4.251% due 3/6/06	10,000	9,998
4.348% due 2/15/06	5,000	4,998
Skandinaviska Enskilda Banken,
4.349% due 1/20/06	3,000	3,000
Tango Finance Corp.,
4.251% due 1/11/06, FRN (b)	5,000	5,002
Treasury Bank, FRN
4.419% due 2/27/06	8,000	8,000
4.429% due 3/15/06	4,000	4,000

		193,138

Repurchase Agreement—4.9%
State Street Bank & Trust Co.,
dated 12/30/05, 3.90%, due
1/3/06, proceeds $66,349;
collateralized by Federal
Home Loan Bank, 4.375%,
9/17/10, valued at $67,649
including accrued interest
(cost—$66,320)	66,320	66,320

Total Short-Term Investments
(cost—$259,458)		259,458

Value (000s)

Total Investments
(cost—$1,450,629)—113.9%	$1,544,531

Liabilities in excess of other assets—(13.9)%	(188,453)

Net Assets—100.0%	$1,356,078

Notes to Schedule of Investments (amounts in thousands):

(a) All or portion on loan with an aggregate market value of $186,974; cash collateral of $192,631 was received with which the Fund purchased short-term investments.

(b) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) Securities purchased with the cash proceeds from securities on loan.

Glossary:

ADR — American Depositary Receipt

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

REIT — Real Estate Investment Trust

30   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Schedule of Investments
NFJ International Value Fund
 December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—93.7%
Australia—2.8%
Amcor Ltd. ADR	38,000	$826

Bahamas—1.9%
Teekay Shipping Corp. (a)	13,800	551

Belgium—1.9%
Delhaize Group ADR	8,400	550

Bermuda—3.8%
Frontline Ltd. (a)	14,400	546
Renaissance Holdings Ltd.	12,800	565

		1,111

Brazil—12.4%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	50,400	850
Companhia Vale do Rio Doce ADR	20,200	831
Empresa Brasileira de Aeronautica S.A. ADR	7,100	278
Petroleo Brasileiro S.A. ADR	11,900	848
Votorantim Celulose e Papel S.A. ADR (a)	70,000	860

		3,667

Canada—11.3%
Agrium, Inc.	12,000	264
Canadian Natural Resources Ltd.	11,300	561
Canadian Pacific Railway Ltd.	13,300	558
Magna International, Inc., Class A	7,800	561
Methanex Corp.	15,000	281
Quebecor World, Inc. (a)	40,700	553
TransCanada Corp. (a)	17,600	554

		3,332

Cayman Islands—1.0%
Seagate Technology, Inc. (a)	14,000	280

China—9.3%
Aluminum Corp. of China Ltd. ADR (a)	7,000	535
China Mobile (Hong Kong) Ltd. ADR (a)	23,300	560
Sinopec Shanghai Petrochemical Co., Ltd. ADR (a)	22,000	833
Yanzhou Coal Mining Co. Ltd. ADR (a)	26,000	835

		2,763

France—1.9%
AXA S.A. ADR	17,400	563

Ireland—1.8%
Bank of Ireland ADR	8,500	538

Japan—2.8%
Canon, Inc. ADR (a)	9,300	547
Nissan Motor Co. Ltd. ADR (a)	13,600	278

		825

Mexico—6.5%
Cemex S.A. de C.V. ADR	13,700	813
Coca-Cola Femsa, S.A. de C.V. ADR (a)	20,400	551
Telefonos de Mexico S.A. de C.V. ADR	23,000	567

		1,931

	Shares	Value (000s)

Netherlands—8.5%
ABN AMRO Holding NV ADR	43,000	$1,124
CNH Global NV	15,300	284
ING Groep NV ADR	32,000	1,114

		2,522

Norway—2.8%
Norsk Hydro ASA ADR	8,100	836

Peru—0.9%
Compania de Minas Buenaventura S.A.U. ADR	9,700	274

South Africa—0.9%
Sasol Ltd. ADR	7,800	278

South Korea—10.3%
Korea Electric Power Corp. ADR	57,800	1,126
KT Corp. ADR	38,500	830
POSCO ADR	22,000	1,089

		3,045

Sweden—1.8%
Volvo AB ADR	11,400	537

United Kingdom—11.1%
British American Tobacco
PLC ADR	12,300	554
Diageo PLC ADR	4,500	262
GlaxoSmithKline PLC ADR	10,800	545
Imperial Chemical Industries PLC ADR	24,000	547
Unilever PLC ADR	13,800	554
United Utilities PLC ADR	35,300	823

		3,285

Total Common Stock
(cost—$25,720)		27,714

SHORT-TERM INVESTMENTS—23.9%
	Principal Amount (000s)

Collateral Invested for Securities on Loan (c)— 17.3%
Bavaria TRR Corp.,
4.368% due 1/25/06, FRN (b)	$760	758
Bavaria Universal Funding, FRN (b),
4.398% due 2/27/06	660	655
4.410% due 2/27/06	100	99
Bear Stearns Co., Inc., 4.37% due 1/3/06	760	760
Canadian Imperial Bank,
4.00% due 1/3/06	732	732
Compass Securitization,
4.377% due 1/23/06	750	748
Davis Square Funding V Corp.,
4.353% due 1/3/06	200	200
Fortis Bank, 4.23% due 1/3/06	408	408
Morgan Stanley, 4.33% due 6/20/06	250	250
Sierra Madre Funding Delaware Corp.,
4.356% due 1/26/06	500	499

		5,109

	Principal Amount (000s)	Value (000s)

Repurchase Agreement—6.6%
State Street Bank & Trust Co.,
dated 12/30/05,
3.90%, due 1/3/06,	$1,946	$1,946

proceeds $1,947;
collateralized by
Federal Home Loan Bank,
5.80%, due 9/2/08,
valued at $1,989 including
accrued interest
(cost—$1,946)

Total Short-Term Investments
(cost—$7,055)		7,055

Total Investments
(cost—$32,775)—117.6%		34,769

Liabilities in excess of other assets—(17.6)%		(5,204)

Net Assets—100.0%		$29,565

Notes to Schedule of Investments (amounts in thousands):

(a) All or portion on loan with an aggregate market value of $4,935; cash collateral of $5,091 was received with which the Fund purchased short-term investments.

(b) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) Securities purchased with the cash proceeds from securities on loan.

Glossary:

ADR — American Depositary Receipt

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

See accompanying notes  |  12.31.05  |  Allianz Funds Semi-Annual Report   31

Schedule of Investments
 NFJ Large-Cap Value Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—95.5%
Communications—3.6%
AT&T, Inc. (b)	53,424	$1,308
Verizon Communications, Inc.	47,600	1,434

		2,742

Consumer Discretionary—4.7%
Fortune Brands, Inc.	9,300	726
Gannett Co., Inc. (b)	23,600	1,429
Johnson Controls, Inc.	21,000	1,531
Limited Brands, Inc.	67,000	1,498
McDonald’s Corp.	20,800	701
Paccar, Inc.	20,500	1,419

		7,304

Consumer Staples—9.5%
Altria Group, Inc.	19,500	1,457
Anheuser-Busch Cos., Inc.	16,700	717
Archer-Daniels-Midland Co.	60,000	1,480
Coca-Cola Enterprises, Inc.	38,000	728
ConAgra Foods, Inc.	71,000	1,440
Kimberly-Clark Corp.	24,200	1,443

		7,991

Energy—9.6%
Apache Corp.	32,000	2,193
ConocoPhillips	37,800	2,199
Occidental Petroleum Corp.	18,400	1,470
Valero Energy Corp.	28,800	1,486

		7,348

Financial Services—28.7%
Allstate Corp.	53,600	2,898
Bank of America Corp.	47,600	2,197
Citigroup, Inc.	44,400	2,155
Countrywide Financial Corp.	42,300	1,446
Fannie Mae	30,300	1,479
KeyCorp. Capital	66,700	2,196
Lehman Brothers Holdings, Inc. (b)	17,700	2,269
Marsh & McLennan Cos., Inc.	23,200	737
MetLife, Inc.	44,700	2,190
St. Paul Travelers Cos., Inc.	49,200	2,198
Washington Mutual, Inc.	51,400	2,236

		22,001

Healthcare—6.9%
HCA, Inc.	14,200	717
Merck & Co., Inc.	47,000	1,495
Pfizer, Inc.	68,200	1,591
WellPoint, Inc. (a)	18,400	1,468

		5,271

Industrials—9.5%
3M Co.	9,300	721
Cendent Corp.	86,700	1,496
Deere & Co.	21,000	1,430
Masco Corp.	73,000	2,204
Northrop Grumman Corp.	24,400	1,467

		7,318

	Shares	Value (000s)

Materials & Processing—8.7%
Alcoa, Inc.	55,800	$1,650
Dow Chemical Co.	50,000	2,191
Phelps Dodge Corp.	10,000	1,439
PPG Industries, Inc.	25,000	1,447

		6,727

Real Estate Investment Trust—3.7%
Equity Office Properties Trust	49,000	1,486
Simon Property Group, Inc.	18,400	1,410

		2,896

Technology—1.9%
Hewlett-Packard Co.	51,000	1,460

Transportation—1.0%
Burlington Northern Santa Fe Corp.	10,800	765

Utilities—2.9%
TXU Corp.	43,700	2,193

Total Common Stock
(cost—$69,920)		73,290

SHORT-TERM INVESTMENTS—11.5%
	Principal Amount (000s)

Collateral Invested for Securities on Loan (d)—6.8%
Bavaria TRR Corp.,
4.368% due 1/25/06, FRN (c)	$1,000	997
Canadian Imperial Bank,
4.00% due 1/3/06	507	507
Compass Securitization,
4.376% due 1/23/06	200	199
Davis Square Funding V Corp.,
4.352% due 1/3/06	500	500
Fortis Bank,
4.230% due 1/3/06	2,000	2,000
Morgan Stanley,
4.330% due 6/20/06	500	500
Sierra Madre Funding Delaware Corp.,
4.356% due 1/26/06	500	498

		5,201

Repurchase Agreement—4.7%
State Street Bank & Trust Co.,
dated 12/30/05, 3.90%, due
1/3/06, proceeds $3,576;	3,574	3,574

collateralized by Federal
Home Loan Bank, 4.375%,
9/17/10, valued at $3,649
including accrued interest
(cost—$3,574)

Total Short-Term Investments
(cost—$8,775)		8,775

Value (000s)

Total Investments
(cost—$78,695)—107.0%	$82,065

Liabilities in excess of other assets—(7.0)%	(5,356)

Net Assets—100.0%	$76,709

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $5,021; cash collateral of $5,183 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from securities on loan.

Glossary:

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

REIT — Real Estate Investment Trust

32   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Schedule of Investments
 NFJ Small-Cap Value Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—96.6%
Capital Goods—3.4%
Harsco Corp.	575,000	$38,818
Kennametal, Inc.	725,000	37,004
Regal-Beloit Corp.	1,090,000	38,586
Tecumseh Products Co., Class A	550,900	12,621

		127,029

Communications—0.7%
Iowa Telecommunications Services, Inc. (d)	1,800,000	27,882

Consumer Discretionary—14.1%
ArvinMeritor, Inc.	2,565,000	36,910
Bob Evans Farms, Inc.	786,000	18,125
Borders Group, Inc.	1,835,000	39,764
Brown Shoe Co., Inc.	780,000	33,095
Cato Corp., Class A (d)	1,539,000	33,011
CBRL Group, Inc. (a)	1,091,000	38,349
CKE Restaurants, Inc.	25,000	336
Claire’s Stores, Inc.	1,350,000	39,447
Ethan Allen Interiors, Inc. (a)	1,059,400	38,700
Handleman Co. (a)(d)	1,117,000	13,873
Kellwood Co. (a)	1,225,000	29,253
Lancaster Colony Corp.	690,000	25,564
Landry’s Restaurants, Inc. (a)(d)	1,415,000	37,795
Libbey, Inc.	571,000	5,836
M.D.C. Holdings, Inc. (a)	590,000	36,568
M/I Homes, Inc. (a)(d)	920,000	37,371
Russell Corp.	1,240,000	16,690
Sturm, Ruger & Co., Inc.	475,000	3,330
United Auto Group, Inc. (a)	1,050,000	40,110
World Fuel Services Corp.	312,000	10,521

		534,648

Consumer Services—3.0%
Banta Corp.	736,000	36,653
Intrawest Corp.	1,400,000	40,530
Journal Register Co. (d)	2,400,000	35,880

		113,063

Consumer Staples—8.0%
Chiquita Brands International, Inc. (a)	1,850,000	37,018
Corn Products International, Inc.	1,650,000	39,418
Fresh Del Monte Produce, Inc. (a)	1,500,000	34,155
John H. Harland Co.	980,000	36,848
Loews Corp. - Carolina Group	900,000	39,591
PepsiAmericas, Inc.	1,580,000	36,751
Ruddick Corp.	1,300,000	27,664
Sanderson Farms, Inc.	560,000	17,097
Universal Corp.	800,000	34,688

		303,230

Energy—11.2%
Berry Petroleum Co., Class A	635,000	36,322
Buckeye Partners L.P., Unit (a)	870,000	36,731
Cabot Oil & Gas Corp.	815,000	36,757
Frontier Oil Corp. (a)	980,000	36,780
Holly Corp.	620,000	36,499
Magellan Midstream Partners L.P., Unit (a)	1,160,000	37,387
National Fuel Gas Co.	1,185,000	36,960
Range Resources Corp.	1,430,000	37,666
St. Mary Land & Exploration Co. (a)	1,000,000	36,810
Southwest Gas Corp.	680,000	17,952
Tidewater, Inc.	830,000	36,902
Western Gas Resources, Inc.	778,000	36,636

		423,402

	Shares	Value (000s)

Financial Services—9.6%
American Financial Group, Inc.	1,000,000	$38,310
AmerUs Group Co. (a)	665,000	37,686
BancorpSouth, Inc.	1,155,000	25,491
Delphi Financial Group, Inc., Class A	800,000	36,808
Fremont General Corp. (a)	1,650,000	38,329
Hilb Rogal & Hobbs Co. (a)	1,000,000	38,510
LandAmerica Financial Group, Inc. (a)	609,000	38,002
Old National Bancorp (a)	724,500	15,678
Provident Bankshares Corp.	1,068,000	36,066
Susquehanna Bancshares, Inc.	940,000	22,259
Washington Federal, Inc.	1,600,000	36,784

		363,923

Healthcare—3.8%
Arrow International, Inc.	795,000	23,047
Diagnostic Products Corp.	281,300	13,657
Hillenbrand Industries, Inc.	575,000	28,411
Invacare Corp.	1,200,000	37,788
Owens & Minor, Inc.	1,315,000	36,202
West Pharmaceutical Services, Inc.	150,000	3,755

		142,860

Industrial—9.6%
Curtiss-Wright Corp.	655,000	35,763
Acuity Brands, Inc. (a)	1,235,000	39,273
Albany International Corp., Class A	1,025,000	37,064
Barnes Group, Inc.	749,000	24,717
Briggs & Stratton Corp.	775,600	30,086
Crane Co.	1,100,000	38,797
Lincoln Electric Holdings, Inc.	957,000	37,955
Landauer, Inc.	320,000	14,749
Lennox International, Inc.	1,350,000	38,070
Universal Forest Products, Inc.	448,900	24,802
Valmont Industries, Inc.	130,000	4,350
Arkansas Best Corp. (a)	875,000	38,220

		363,846

Materials & Processing—10.4%
Agnico-Eagle Mines Ltd. (a)	2,000,000	39,520
Commercial Metals Co. (a)	300,000	11,262
Lubrizol Corp.	881,000	38,262
Massey Energy Co. (a)	975,000	36,923
Methanex Corp.	2,100,000	39,354
Mueller Industries, Inc.	1,290,000	35,372
Olin Corp.	2,030,000	39,950
Quanex Corp. (a)	743,000	37,128
Rock-Tenn Co., Class A	938,000	12,803
RPM International, Inc. (a)	2,100,000	36,477
Sensient Technologies Corp. (a)	1,640,000	29,356
Sonoco Products Co. (a)	1,300,000	38,220

		394,627

Real Estate Investment Trust—8.7%
Annaly Mortgage Management, Inc. (a)	3,000,000	32,820
CBL & Associates Properties, Inc.	960,000	37,930
Equity One, Inc.	1,600,000	36,992
First Industrial Realty Trust, Inc. (a)	950,000	36,575
Healthcare Realty Trust, Inc. (a)	1,103,000	36,697
HRPT Properties Trust	3,300,000	34,155
Nationwide Health Properties, Inc. (a)	1,700,000	36,380
New Plan Excel Realty Trust, Inc. (a)	1,600,000	37,088
Potlatch Corp. (a)	770,000	39,254

		327,891

	Shares	Value (000s)

Technology—0.6%
Cubic Corp. (a)	500,000	$9,980
Methode Electronics, Inc.	1,196,300	11,927

		21,907

Transportation—4.9%
Frontline Ltd. (a)	975,000	36,972
General Maritime Corp. (a)	980,000	36,299
Skywest, Inc.	1,400,000	37,604
Teekay Shipping Corp. (a)	920,000	36,708
Werner Enterprises, Inc. (a)	1,950,000	38,415

		185,998

Utilities—8.6%
Atmos Energy Corp.	1,410,000	36,886
Cleco Corp.	1,550,000	32,317
Duquesne Light Holdings, Inc. (a)	2,240,000	36,557
Energen Corp.	1,000,000	36,320
Peoples Energy Corp. (a)	1,038,000	36,403
UGI Corp.	1,800,000	37,080
Vectren Corp.	1,345,000	36,530
Westar Energy, Inc.	1,700,000	36,550
WGL Holdings, Inc. (a)	1,225,000	36,823

		325,466

Total Common Stock
(cost—$3,021,615)		3,655,772

SHORT-TERM INVESTMENTS—21.5%
	Principal Amount (000s)

Collateral Invested for Securities on Loan (c)—18.5%
Adirondack 2005-1 Corp.,
4.329% due 1/17/06	$5,000	4,989
4.342% due 1/17/06	12,000	11,974
4.356% due 1/25/06	25,000	24,922
Bank of America N.A.,
4.330% due 1/3/06	57,000	57,000
Bavaria TRR Corp.,
4.368% due 1/25/06, FRN (b)	36,040	35,927
Bavaria Universal Funding, FRN (b),
4.398% due 2/27/06	1,000	993
4.412% due 2/27/06	18,050	17,920
Bear Stearns Co., Inc.,
4.37% due 1/3/06	53,400	53,400
Beta Finance, Inc., Series 3,
4.301% due 8/1/06, FRN (b)	2,000	2,000
Canadian Imperial Bank,
4.00% due 1/3/06	934	934
Citigroup Global Markets, Inc.,
4.235% due 2/23/06, FRN	5,000	5,000
4.32% due 1/3/06	107,000	107,000
Compass Securitization,
4.374% due 1/23/06	3,000	2,991
4.376% due 1/23/06	45,000	44,870
Credit Suisse First Boston, FRN,
4.314% due 2/27/06	4,000	4,003
4.319% due 2/27/06	37,500	37,526
4.32% due 2/27/06	2,000	2,001
4.323% due 2/6/06	25,000	25,017
Davis Square Funding V Corp.,
4.352% due 1/3/06	20,000	19,991
4.379% due 1/31/06	19,500	19,425
General Electric Capital Corp.,
4.296% due 3/29/06, FRN	4,000	4,003
Harrier Finance Funding LLC,
4.35% due 9/15/06, FRN (b)	3,000	3,000

See accompanying notes  |  12.31.05  |  Allianz Funds Semi-Annual Report   33

Schedule of Investments (cont.)
NFJ Small-Cap Value Fund
December 31, 2005 (unaudited)

	Principal Amount (000s)	Value (000s)

Morgan Stanley,
4.28% due 2/3/06, FRN	$10,000	$10,000
4.33% due 6/20/06	25,000	25,000
4.33% due 7/10/06	55,000	55,000
Northern Rock PLC,
4.321% due 2/3/06, FRN (b)	2,000	2,000
Ormond Quay Funding LLC,
4.332% due 1/30/06	3,500	3,487
4.373% due 1/27/06	30,000	29,899
Sierra Madre Funding Delaware Corp.,
4.356% due 1/26/06	20,000	19,935
Sigma Finance, Inc., FRN (b),
4.251% due 3/6/06	10,000	9,998
4.308% due 1/27/06	5,000	5,004
4.348% due 2/15/06	10,000	9,997
Skandinaviska Enskilda Banken,
4.349% due 1/20/06	7,000	7,000
Treasury Bank, FRN,
4.419% due 2/27/06	10,000	10,000
4.429% due 3/15/06	30,000	30,000

		702,206

Repurchase Agreement—3.0%
State Street Bank & Trust Co.,
dated 12/30/05, 3.90%,
due 1/3/06, proceeds
$112,002;	111,953	111,953

collateralized by Federal
Home Loan Bank, 4.375%,
9/17/10, valued at $114,196
including accrued interest
(cost—$111,953)

Total Short-Term Investments
(cost—$814,144)		814,159

Total Investments
(cost—$3,835,759)—118.1%		4,469,931

Liabilities in excess of other assets—(18.1)%		(686,180)

Net Assets—100.0%		$3,783,751

Notes to Schedule of Investments (amounts in thousands):

(a) All or portion on loan with an aggregate market value of $680,267; cash collateral of $700,532 was received with which the Fund purchased short-term investments.

(b) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) Security purchased with the cash proceeds from securities on loan.

(d) The Fund is investing in shares of an affiliated Fund or security.

Glossary:

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005. Unit — More than one class of securities traded together.

34   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Schedule of Investments
OCC Core Equity Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—95.4%
Building—4.2%
Centex Corp.	1,950	$139

Capital Goods—8.4%
Eaton Corp.	1,500	101
General Electric Co.	1,900	67
Parker Hannifin Corp.	700	46
Tyco International Ltd.	2,300	66

		280

Communications—2.4%
Alltel Corp.	1,250	79

Consumer Discretionary—14.3%
Best Buy Co., Inc.	2,300	100
Kohl’s Corp. (a)	2,700	131
Lowe’s Cos., Inc.	600	40
Sears Holding Corp. (a)	900	104
Target Corp.	1,200	66
TJX Cos., Inc.	1,500	35

		476

Consumer Services—3.1%
Harley-Davidson, Inc.	1,100	57
News Corp., Class A	2,900	45

		102

Energy—8.5%
BP PLC ADR	1,100	71
ConocoPhillips	1,700	99
XTO Energy, Inc.	2,550	112

		282

Financial Services—24.0%
Ambac Financial Group, Inc.	800	62
American International Group, Inc.	1,150	78
Bank of America Corp.	1,500	69
Capital One Financial Corp.	900	78
Citigroup, Inc.	1,200	58
Countrywide Financial Corp.	2,700	92
JP Morgan Chase & Co.	1,550	61
Marsh & McLennan Cos., Inc.	2,100	67
Wachovia Corp.	1,300	69
Wells Fargo & Co.	1,500	94
XL Capital Ltd., Class A	1,050	71

		799

Healthcare—15.4%
Aetna, Inc.	1,100	104
Biogen Idec, Inc. (a)	1,600	72
Boston Scientific Corp. (a)	2,600	64
Pfizer, Inc.	2,200	51
Sanofi-Synthelabo S.A. ADR	1,500	66
Teva Pharmaceutical Industries Ltd. ADR	900	39
WellPoint, Inc. (a)	600	48
Wyeth	1,500	69

		513

Materials & Processing—1.7%
Nucor Corp.	600	40
Rio Tinto PLC ADR	100	18

		58

	Shares	Value (000s)

Technology—13.4%
Applied Materials, Inc.	1,900	$34
Cisco Systems, Inc. (a)	5,000	86
EMC Corp. (a)	3,400	46
Motorola, Inc.	1,300	29
Nokia Corp. ADR	4,100	75
Taiwan Semi-conductor Manufacturing Co., Ltd. ADR	10,950	109
Texas Instruments, Inc.	2,100	67

		446

Total Common Stock
(cost—$3,019)		3,174

	Principal Amount (000s)

Repurchase Agreement—3.6%
State Street Bank & Trust Co.,
dated 12/30/05, 3.90%, due
1/3/06, proceeds $121;	$121	121

collateralized by Federal
Home Loan Bank, 4.375%,
9/17/10, valued at $125
including accrued interest
(cost—$121)

Total Investments
(cost—$3,140)—99.0%		3,295

Other assets less liabilities—1.0%		33

Net Assets—100.0%		$3,328

Notes to Schedule of Investments:

(a) Non-income producing.

Glossary:

ADR — American Depositary Receipt

See accompanying notes  |  12.31.05  |  Allianz Funds Semi-Annual Report   35

Schedule of Investments
 OCC Renaissance Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—99.7%
Aerospace—3.3%
DRS Technologies, Inc. (b)	709,000	$36,457
Goodrich Corp.	737,000	30,291
L-3 Communications Holdings, Inc.	736,000	54,721

		121,469

Capital Goods—7.5%
Dover Corp.	533,000	21,581
Eaton Corp.	2,129,000	142,835
Parker Hannifin Corp.	966,200	63,731
Zebra Technologies Corp., Class A (a)(b)	1,064,000	45,592

		273,739

Communications—2.3%
Alltel Corp.	1,300,000	82,030

Consumer Discretionary—5.2%
Applebees International, Inc.	928,000	20,964
Claire’s Stores, Inc.	767,000	22,412
Family Dollar Stores, Inc.	1,000,000	24,790
Oshkosh Truck Corp., Class B	911,000	40,621
Ruby Tuesday, Inc.	283,000	7,327
TJX Cos., Inc.	3,076,000	71,455

		187,569

Consumer Services—9.0%
Career Education Corp. (a)(b)	1,000,000	33,720
Lamar Advertising Co., Class A (a)(b)	939,000	43,326
News Corp., Class A	2,000,000	31,100
Royal Caribbean Cruises Ltd. (b)	2,672,000	120,400
WPP Group PLC	9,108,000	98,537

		327,083

Energy—6.9%
Burlington Resources, Inc. (b)	500,000	43,100
ConocoPhillips (b)	400,000	23,272
Input/Output, Inc. (a)(b)	2,426,000	17,055
International Coal Group, Inc. (a)	771,000	7,325
National-Oilwell, Inc. (a)(b)	999,000	62,637
XTO Energy, Inc. (b)	2,178,000	95,701

		249,090

Financial Services—33.8%
Ambac Financial Group, Inc.	602,700	46,444
Capital One Financial Corp. (b)	1,100,000	95,040
CIT Group, Inc.	2,686,000	139,081
Citigroup, Inc.	2,000,000	97,060
Conseco, Inc. (a)(b)	2,078,000	48,147
Countrywide Financial Corp.	2,000,000	68,380
Hartford Financial Services Group, Inc. (b)	978,000	84,000
J.P. Morgan Chase & Co.	2,400,000	95,256
M&T Bank Corp.	281,000	30,643
Marsh & McLennan Cos., Inc.	3,027,900	96,166
Merrill Lynch & Co., Inc.	1,200,000	81,276
PartnerRe Ltd. (b)	686,000	45,050
Platinum Underwriters Holdings Ltd.	965,000	29,983
Reinsurance Group of America (b)	1,173,000	56,022
TCF Financial Corp. (b)	1,678,000	45,541
XL Capital Ltd., Class A (b)	633,400	42,679
Zions Bancorporation	1,679,000	126,865

		1,227,633

	Shares	Value (000s)

Healthcare—12.5%
Beckman Coulter, Inc.	1,368,000	$77,839
Charles River Laboratories International, Inc. (a)	679,000	28,769
DaVita, Inc. (a)	1,082,000	54,792
Invitrogen Corp. (a)(b)	1,118,000	74,504
Laboratory Corp. of America Holdings (a)(b)	1,521,000	81,906
Pfizer, Inc.	4,000,000	93,280
Sanofi-Aventis	500,000	43,774

		454,864

Materials & Processing—2.9%
Huntsman Corp. (a)	1,426,000	24,556
Lyondell Chemical Co.	916,000	21,819
Smurfit-Stone Container Corp. (a)(b)	4,190,000	59,372

		105,747

Technology—11.2%
Amphenol Corp., Class A	713,000	31,557
Dun & Bradstreet Corp. (a)	530,000	35,489
Gentex Corp. (b)	3,025,000	58,987
Jabil Circuit, Inc. (a)	2,899,000	107,524
McAfee, Inc. (a)	1,782,600	48,362
Taiwan Semi-conductor Manufacturing Co., Ltd. ADR	5,000,000	49,550
Thermo Electron Corp. (a)	1,015,000	30,582
Waters Corp. (a)	1,181,000	44,642

		406,693

Transportation—1.2%
Continental Airlines, Inc. (a)(b)	2,000,000	42,600

Utilities—3.9%
Cinergy Corp.	1,382,000	58,680
Dominion Resources, Inc. (b)	500,000	38,600
DPL, Inc.	844,000	21,952
SCANA Corp.	547,000	21,541

		140,773

Total Common Stock
(cost—$3,293,799)		3,619,290

EXCHANGE-TRADED FUNDS—1.6%

Canadian Oil Sands Trust, Unit	343,000	37,179
iShares Russell Midcap Value Index Fund (b)	157,500	19,596

Total Exchange-Traded Funds
(cost—$52,444)		56,775

SHORT-TERM INVESTMENTS—16.2%
	Principal Amount (000s)

Collateral Invested for Securities on Loan (d)—15.7%
Allianz Dresdner Daily Asset Fund (e)	$15,000	15,000
Adirondack 2005-1 Corp.,
4.329% due 1/17/06	3,000	2,994
4.342% due 1/17/06	5,000	4,989
4.344% due 1/25/06	5,000	4,984
Bank of America N.A.,
4.33% due 1/3/06	17,000	17,000
Bavaria TRR Corp., FRN (c)
4.365% due 1/25/06	5,000	4,984
4.368% due 1/25/06	62,000	61,805

	Principal Amount (000s)	Value (000s)

Bavaria Universal Funding,
4.412% due 2/27/06, FRN (c)	$7,000	$6,950
Bayerische Landesbank,
4.399% due 7/24/06, FRN	1,000	1,000
Bear Stearns Co., Inc.,
4.37% due 1/3/06	68,740	68,740
Beta Finance, Inc., Series 3,
4.301% due 8/1/06, FRN (c)	5,000	5,001
Canadian Imperial Bank,
4.00% due 1/3/06	794	794
Citigroup Global Markets, Inc.,
4.32% due 1/3/06	48,300	48,300
Compass Securitization,
4.374% due 1/23/06	5,000	4,986
4.376% due 1/23/06	50,000	49,856
Credit Suisse First Boston, FRN
4.314% due 2/27/06	4,000	4,003
4.319% due 2/27/06	40,000	40,028
4.324% due 2/6/06	25,000	25,017
Davis Square Funding V Corp.,
4.347% due 1/31/06	500	498
4.352% due 1/3/06	15,000	14,993
General Electric Capital, FRN
4.274% due 2/6/06	4,855	4,866
4.296% due 3/29/06	4,000	4,003
Goldman Sachs Group L.P., Series 2,
4.389% due 9/15/06, FRN (c)	39,000	39,008
Harrier Finance Funding LLC, FRN (c)
4.35% due 9/15/06	3,000	2,999
Morgan Stanley,
4.28% due 2/3/06, FRN	10,000	10,000
4.33% due 6/20/06	11,750	11,750
4.33% due 7/10/06	32,000	32,000
Northern Rock PLC,
4.321% due 2/3/06, FRN (c)	5,000	5,000
Ormond Quay Funding LLC,
4.322% due 1/30/06	2,000	1,992
4.331% due 1/30/06	2,000	1,992
4.368% due 1/27/06	6,000	5,980
4.373% due 1/27/06	20,000	19,932
Sierra Madre Funding Delaware Corp.,
4.35% due 1/26/06	1,000	997
4.356% due 1/26/06	5,000	4,984
Skandinaviska Enskilda Banken,
4.349% due 1/20/06	10,000	10,000
Treasury Bank, FRN
4.419% due 2/27/06	14,000	14,000
4.429% due 3/15/06	18,000	18,000

		569,425

Repurchase Agreement—0.5%
State Street Bank & Trust Co.,
dated 12/30/05, 3.90%, due
1/3/06, proceeds $20,487;	20,478	20,478

collateralized by Federal
Home Loan Bank, 4.375%,
9/17/10, valued at $20,892
including accrued interest
(cost—$20,478)

Total Short-Term Investments
(cost—$589,863)		589,903

36  Allianz Funds Semi-Annual Report  | 12.31.05 |  See accompanying notes

Schedule of Investments (cont.)
OCC Renaissance Fund
December 31, 2005 (unaudited)

Value (000s)

Total Investments
(cost—$3,936,106)—117.5%	$4,265,968

Liabilities in excess of other assets—(17.5)%	(634,146)

Net Assets—100.0%	$3,631,822

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $553,281; cash collateral of $568,357 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from securities on loan.

(e) The Fund is investing in shares of affiliated Funds.

Glossary:

ADR — American Depositary Receipt

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

Unit — More than one class of securities traded together.

See accompanying notes  |  12.31.05  |  Allianz Funds Semi-Annual Report   37

Schedule of Investments
OCC Value Fund
 December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—100.4%
Capital Goods—5.2%
Honeywell International, Inc.	1,300,000	$48,425
Parker Hannifin Corp.	1,000,000	65,960

		114,385

Communications—3.6%
Alltel Corp. (b)	1,250,000	78,875

Consumer Discretionary—4.7%
Family Dollar Stores, Inc. (b)	1,250,000	30,988
TJX Cos., Inc.	3,200,000	74,336

		105,324

Consumer Services—8.2%
Career Education Corp. (a)(b)	1,500,000	50,580
Carnival Corp. (b)	2,000,000	106,940
News Corp., Class A	1,500,000	23,325

		180,845

Energy—11.9%
BP PLC ADR	1,100,000	70,642
Burlington Resources, Inc.	500,000	43,100
ChevronTexaco Corp.	1,750,000	99,347
Exxon Mobil Corp.	900,000	50,553

		263,642

Financial Services—44.8%
Ambac Financial Group, Inc. (b)	1,100,000	84,766
American International Group, Inc.	1,600,000	109,168
Bank of America Corp.	1,500,000	69,225
Capital One Financial Corp.	600,000	51,840
Citigroup, Inc. (b)	2,000,000	97,060
Countrywide Financial Corp.	3,000,000	102,570
JP Morgan Chase & Co.	2,900,000	115,101
Marsh & McLennan Cos., Inc.	1,500,000	47,640
Merrill Lynch & Co., Inc.	1,100,000	74,503
MetLife, Inc. (b)	1,500,000	73,500
Morgan Stanley	600,000	34,044
St. Paul Travelers Cos., Inc. (b)	830,000	37,076
Wachovia Corp.	500,000	26,430
XL Capital Ltd., Class A (b)	1,000,000	67,380

		990,303

Healthcare—8.8%
Pfizer, Inc.	5,000,000	116,600
Sanofi-Aventis	900,000	78,793

		195,393

Materials & Processing—6.6%
Inco Ltd. (a)(b)(e)	1,275,000	55,552
Lyondell Chemical Co.	1,900,000	45,258
Temple-Inland, Inc.	1,000,000	44,850

		145,660

Technology—4.3%
McAfee, Inc. (a)	1,300,000	35,269
Taiwan Semi-conductor, Manufacturing Co., Ltd. ADR	6,000,000	59,460

		94,729

Transportation—0.9%
Continental Airlines, Inc. (a)(b)	1,000,000	21,300

Utilities—1.4%
Dominion Resources, Inc. (b)	400,000	30,880

Total Common Stock
(cost—$2,101,652)		2,221,336

	Principal Amount (000s)	Value (000s)
SHORT-TERM INVESTMENTS—7.4%
Collateral Invested for Securities on Loan (d)—7.4%
Adirondack 2005-1 Corp.,
4.356% due 1/25/06	$5,000	$4,984
Bank of America N.A.,
4.33% due 1/3/06	5,000	5,000
Bavaria TRR Corp.,
4.365% due 1/25/06, FRN (c)	10,000	9,969
Bavaria Universal Funding,
4.398% due 2/27/06, FRN (c)	6,340	6,294
Bayerische Landesbank,
4.399% due 7/24/06, FRN	1,000	1,000
Beta Finance, Inc., Series 3,
4.301% due 8/1/06, FRN (c)	2,000	2,000
Canadian Imperial Bank,
4.00% due 1/3/06	1,954	1,954
Citigroup Global Markets, Inc.,
4.32% due 1/3/06	5,000	5,000
Compass Securitization,
4.374% due 1/23/06	5,000	4,986
Credit Suisse First Boston,
4.324% due 2/6/06, FRN	5,000	5,004
Davis Square Funding V Corp.,
4.352% due 1/3/06	2,000	1,999
4.392% due 1/31/06	5,000	4,981
Deutsche Bank, NY,
4.285% due 2/24/06, FRN	5,000	5,002
General Electric Capital Corp.,
4.296% due 3/29/06, FRN	4,000	4,003
Goldman Sachs Group L.P., Series 2,
4.389% due 9/15/06, FRN (c)	20,000	20,004
Harrier Finance Funding LLC,
4.35% due 9/15/06, FRN (c)	4,000	3,999
Morgan Stanley,
4.28% due 2/3/06, FRN	7,000	7,000
4.33% due 07/10/06	32,000	32,000
Northern Rock PLC,
4.321% due 2/3/06, FRN (c)	4,000	4,000
Ormond Quay Funding LLC,
4.331% due 1/30/06	2,000	1,993
Sierra Madre Funding Delaware Corp.,
4.356% due 1/26/06	4,000	3,987
Sigma Finance, Inc.,
4.251% due 3/6/06, FRN (c)	20,000	19,996
Skandinaviska Enskilda Banken,
4.349% due 1/20/06	5,000	5,000
Tango Finance Corp.,
4.251% due 1/11/06, FRN (c)	3,000	3,001

Total Short-Term Investments
(cost—$163,152)		163,156

Value (000s)

Total Investments
(cost—$2,264,804)—107.8%	$2,384,492

Liabilities in excess of other assets—(7.8)%	(173,372)

Net Assets—100.0%	$2,211,120

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $158,554; cash collateral of $162,707 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not to be considered illiquid.

(d) Security purchased with the cash proceeds from securities on loan.

(e) When-issued or delayed-delivery security. To be settled/delivered after December 31, 2005.

Glossary:

ADR — American Depositary Receipt

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

38   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Schedule of Investments
PEA Equity Premium Strategy Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—96.5%
Building—4.3%
Centex Corp. (c)	40,900	$2,924

Capital Goods—7.6%
Eaton Corp.	34,500	2,314
General Electric Co.	12,700	445
Parker Hannifin Corp.	16,100	1,062
Tyco International Ltd. (c)	46,800	1,351

		5,172

Communications—2.4%
ALLTEL Corp. (b)	25,700	1,622

Consumer Discretionary—13.7%
Best Buy Co., Inc. (c)	49,900	2,170
Home Depot, Inc.	29,700	1,202
Kohl’s Corp. (a)	41,100	1,998
Sears Holding Corp. (a)	18,600	2,149
Target Corp.	19,200	1,055
TJX Cos., Inc.	31,000	720

		9,294

Consumer Services—3.1%
Harley-Davidson, Inc.	22,800	1,174
News Corp., Class A	59,800	930

		2,104

Consumer Staples—1.3%
Altria Group, Inc.	12,200	911

Energy—5.9%
BP PLC ADR	22,500	1,445
ConocoPhillips	31,200	1,815
National-Oilwell, Inc. (a)	12,100	759

		4,019

Financial Services—25.6%
Ambac Financial Group, Inc.	14,400	1,110
American International Group, Inc.	17,300	1,180
Bank of America Corp. (b)	42,300	1,952
Capital One Financial Corp.	19,200	1,659
Countrywide Financial Corp.	34,600	1,183
Goldman Sachs Group, Inc.	17,200	2,197
JP Morgan Chase & Co. (b)	49,900	1,981
MGIC Investment Corp.	19,400	1,277
Wachovia Corp. (b)	26,800	1,417
Wells Fargo & Co. (b)	31,600	1,985
XL Capital Ltd., Class A	20,800	1,401

		17,342

Healthcare—12.6%
Aetna, Inc.	26,000	2,452
Biogen Idec, Inc. (a)	33,000	1,496
Biomet, Inc.	18,700	684
Boston Scientific Corp. (a)	53,900	1,320
Guidant Corp.	17,300	1,120
Teva Pharmaceutical Industries Ltd. ADR	800	35
Wyeth	30,700	1,414

		8,521

Materials & Processing—3.3%
Freeport-McMoran Copper & Gold, Inc., Class B	27,000	1,453
Nucor Corp.	11,800	787

		2,240

	Shares	Value (000s)

Technology—15.5%
Applied Materials, Inc.	38,200	$685
Cisco Systems, Inc. (a)(b)	106,800	1,828
EMC Corp. (a)	85,900	1,170
Maxim Integrated Products, Inc.	23,800	863
Microsoft Corp.	29,400	769
Motorola, Inc.	30,700	694
Nokia Corp. ADR (c)	74,100	1,356
Taiwan Semi-conductor Manufacturing Co. Ltd. ADR (b)	211,800	2,099
Texas Instruments, Inc.	32,000	1,026

		10,490

Transportation—1.2%
Continental Airlines, Inc. (a)	39,300	837

Total Common Stock
(cost—$61,044)		65,476

SHORT-TERM INVESTMENTS—10.3%
	Principal Amount (000s)

Collateral Invested for Securities on Loan (e)—5.9%
Bavaria Universal Funding,
4.412% due 2/27/06, FRN (d)	$1,000	993
Canadian Imperial Bank,
4.00% due 1/3/06	1,033	1,033
Credit Suisse First Boston,
4.321% due 2/27/06, FRN	1,000	1,001
Davis Square Funding V Corp.,
4.352% due 1/3/06	1,000	999

		4,026

Repurchase Agreement—4.4%
State Street Bank & Trust Co.,
dated 12/30/05, 3.90%, due
1/3/06, proceeds $2,994;	2,993	2,993

collateralized by Fannie Mae,
3.25%, 8/15/08, valued at
$3,057 including accrued
interest (cost—$2,993)

Total Short-Term Investments
(cost—$7,019)		7,019

Total Investments
before options written
(cost—$68,063)—106.8%		72,495

OPTIONS WRITTEN (a)—(0.4)%
	Contracts

Call Options—(0.4)%
Aetna, Inc. (CBOE) strike price $100, expires 1/21/06	200	(6)
Alltel Corp. (CBOE) strike price $65, expires 1/21/06	150	(8)
Altria Group, Inc. (CBOE) strike price $80, expires 2/18/06	100	(6)
Ambac Financial Group, Inc. (CBOE) strike price $80, expires 1/21/06	100	(2)
American International Group, Inc. (CBOE) strike price $70, expires 1/21/06	170	(7)

	Contracts	Value (000s)

Best Buy Co., Inc. (CBOE) strike price $47.50, expires 1/21/06	300	$(6)
Biogen Idec, Inc. (CBOE) strike price $50, expires 1/21/06	150	(2)
Biomet, Inc. (CBOE) strike price $37.50, expires 1/21/06	150	(8)
Boston Scientific Corp. (CBOE) strike price $27.50, expires 1/21/06	400	(4)
Capital One Financial Corp. (CBOE) strike price $90, expires 1/21/06	150	(13)
Centex Corp. (CBOE) strike price $75, expires 1/21/06	250	(14)
ConocoPhillips (CBOE) strike price $65, expires 2/18/06	250	(11)
Continental Airlines, Inc. (CBOE) strike price $22.50, expires 1/21/06	250	(14)
Countrywide Financial Corp. (CBOE) strike price $37.50, expires 1/21/06	250	(2)
Eaton Corp. (CBOE) strike price $70, expires 2/18/06	250	(24)
EMC Corp. (CBOE) strike price $15, expires 1/21/06	600	(3)
Freeport-McMoran Copper & Gold, Inc., Class B (CBOE) strike price $60, expires 1/21/06	250	(4)
Goldman Sachs Group, Inc. (CBOE) strike price $130, expires 1/21/06	150	(18)
Guidant Corp.(CBOE) strike price $70, expires 1/21/06	170	(3)
Harley-Davidson, Inc. (CBOE) strike price $55, expires 1/21/06	150	(7)
Home Depot, Inc. (CBOE) strike price $45, expires 1/21/06	200	(1)
Kohl’s Corp. (CBOE) strike price $50, expires 1/21/06	300	(21)
Maxim Integrated Products, Inc. (CBOE) strike price $40, expires 1/21/06	200	(3)
Motorola, Inc. (CBOE) strike price $25, expires 1/21/06	200	(3)
National-Oilwell, Inc. (CBOE) strike price $70, expires 1/21/06	100	(1)
Nucor Corp. (CBOE) strike price $75, expires 1/21/06	100	(1)
Parker Hannifin Corp. (CBOE) strike price $70, expires 2/18/06	125	(8)

See accompanying notes  |  12.31.05  |  Allianz Funds Semi-Annual Report   39

Schedule of Investments (cont.)
PEA Equity Premium Strategy Fund
 December 31, 2005 (unaudited)

	Contracts	Value (000s)

S&P 500 Index (CBOE)
strike price $1,280,
expires 1/21/06	40	$(7)
strike price $1,285,
expires 1/21/06	80	(10)
strike price $1,295,
expires 2/18/06	40	(16)
Sears Holding Corp. (CBOE)
strike price $130,
expires 1/21/06	120	(2)
Target Corp. (CBOE)
strike price $57.50,
expires 1/21/06	100	(4)
Texas Instruments, Inc. (CBOE)
strike price $35,
expires 1/21/06	300	(2)
Tyco International Ltd. (CBOE)
strike price $27.50,
expires 1/21/06	200	(31)
Wyeth (CBOE)
strike price $47.50,
expires 1/21/06	250	(8)
XL Capital Ltd. (CBOE)
strike price $70,
expires 1/21/06	150	(8)

Total Options Written
(premiums received—$574)		(288)

Total Investments
net of options written
(cost—$67,489)—106.4%		72,207

Liabilities in excess of other assets—(6.4)%		(4,350)

Net Assets—100.0%		$67,857

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or partial amount segregated as collateral for options written.

(c) All or portion on loan with an aggregate market value of $3,915; cash collateral of $4,018 was received with which the Fund purchased short-term investments.

(d) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) Security purchased with the cash proceeds from securities on loan.

Glossary:

ADR — American Depositary Receipt

CBOE — Chicago Board of Exchange

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

40   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Schedule of Investments
PEA Growth Fund
 December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—99.1%
Aerospace—1.2%
United Technologies Corp.	122,300	$6,838

Capital Goods—4.0%
Dover Corp.	262,100	10,612
General Electric Co.	365,300	12,804

		23,416

Consumer Discretionary—8.1%
Best Buy Co., Inc. (b)	343,100	14,918
Home Depot, Inc.	365,500	14,796
Kohl’s Corp. (a)	124,200	6,036
Staples, Inc.	485,400	11,023

		46,773

Consumer Services—5.2%
Carnival Corp. (b)	118,500	6,336
News Corp., Class A	710,600	11,050
Starwood Hotels & Resorts, Worldwide, Inc., Class B, Unit	201,300	12,855

		30,241

Consumer Staples—7.0%
Colgate-Palmolive Co.	201,900	11,074
Hershey Foods Corp.	197,000	10,884
Kellogg Co.	127,200	5,498
PepsiCo, Inc.	185,400	10,953
Wm. Wrigley Jr. Co. (b)	36,900	2,454

		40,863

Energy—4.0%
BP PLC ADR	128,700	8,265
Schlumberger Ltd. (b)	86,400	8,394
XTO Energy, Inc.	146,500	6,437

		23,096

Financial Services—15.1%
Capital One Financial Corp.	126,100	10,895
Franklin Resources, Inc.	99,700	9,373
Goldman Sachs Group, Inc.	85,700	10,945
MGIC Investment Corp.	221,100	14,553
SLM Corp.	432,800	23,843
Wachovia Corp.	212,200	11,217
XL Capital Ltd., Class A	97,100	6,542

		87,368

Healthcare—19.7%
Biogen Idec, Inc. (a)	164,400	7,452
Caremark Rx, Inc. (a)	98,100	5,081
DENTSPLY International, Inc.	134,700	7,232
Genentech, Inc. (a)	151,700	14,032
Guidant Corp.	450,100	29,144
St. Jude Medical, Inc. (a)	84,800	4,257
Stryker Corp.	237,900	10,570
Teva Pharmaceutical Industries Ltd. ADR (b)	186,400	8,017
UnitedHealth Group, Inc.	282,200	17,536
Wyeth	239,100	11,015

		114,336

Materials & Processing—1.3%
Phelps Dodge Corp.	53,400	7,683

Technology—32.2%
Apple Computer, Inc. (a)	120,400	8,656
ASML Holding NV (a)	635,400	12,759
Cisco Systems, Inc. (a)	715,900	12,256
EMC Corp. (a)	1,677,100	22,842
Expedia, Inc. (a)(b)	142,700	3,419
Google, Inc., Class A (a)	37,900	15,723
Hewlett-Packard Co.	400,100	11,455
IAC/InterActiveCorp (a)(b)	142,700	4,040

	Shares	Value (000s)

Juniper Networks, Inc. (a)	380,900	$8,494
Marvell Technology Group Ltd. (a)	304,900	17,102
Maxim Integrated Products, Inc. (b)	169,600	6,146
Microsoft Corp.	959,600	25,093
Pixar, Inc. (a)	132,000	6,959
SAP AG ADR (b)	409,600	18,461
Texas Instruments, Inc.	406,600	13,040

		186,445

Transportation—1.3%
Canadian National Railway Co.	90,600	7,247

Total Common Stock
(cost—$475,488)		574,306

SHORT-TERM INVESTMENTS—11.9%
	Principal Amount (000s)

Collateral Invested for Securities on Loan (d)—10.5%
Adirondack 2005-1 Corp.,
4.356% due 1/25/06	$2,000	1,994
Bavaria Universal Funding,
4.412% due 2/27/06, FRN (c)	2,000	1,986
Beta Finance, Inc., Series 3,
4.301% due 8/1/06, FRN (c)	2,000	2,000
Canadian Imperial Bank,
4.00% due 1/3/06	1,089	1,089
Credit Suisse First Boston, FRN,
4.313% due 2/27/06	1,000	1,001
4.319% due 2/27/06	3,000	3,002
Davis Square Funding V Corp.,
4.352% due 1/3/06	1,000	1,000
4.392% due 1/31/06	3,000	2,988
Goldman Sachs Group L.P., Series 2,
4.389% due 9/15/06, FRN (c)	15,000	15,003
Morgan Stanley,
4.28% due 2/3/06, FRN	1,000	1,000
Northern Rock PLC,
4.321% due 2/3/06, FRN (c)	2,000	2,000
Ormond Quay Funding LLC,
4.332% due 1/30/06	3,000	2,989
4.369% due 1/27/06	4,000	3,986
Sierra Madre Funding Delaware Corp.,
4.356% due 1/26/06	2,000	1,993
Sigma Finance, Inc., FRN (c),
4.251% due 3/6/06	8,000	7,998
4.308% due 1/27/06	5,000	5,004
Skandinaviska Enskilda Banken,
4.349% due 1/20/06	3,000	3,000
Treasury Bank,
4.419% due 2/27/06, FRN	3,000	3,000

		61,033

Repurchase Agreement—1.4%
State Street Bank & Trust Co.,
dated 12/30/05, 3.90%, due
1/3/06, proceeds $7,836;	7,833	7,833

collateralized by Federal
Home Loan Bank, 4.375%,
9/17/10, valued at $7,995
including accrued interest
(cost—$7,833)

Total Short Term Investments
(cost—$68,861)		68,866

Value (000s)

Total Investments
(cost—$544,349)—111.0%	$643,172

Liabilities in excess of other assets—(11.0)%	(63,599)

Net Assets—100.0%	$579,573

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $59,184; cash collateral of $60,840 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 933. These securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Security purchased with the cash proceeds from securities on loan.

Glossary:

ADR — American Depositary Receipt

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

Unit — More than one class of securities traded together.

See accompanying notes  |  12.31.05  |  Allianz Funds Semi-Annual Report   41

Schedule of Investments
PEA Opportunity Fund
 December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—99.0%
Aerospace—2.6%
ARGON ST, Inc. (a)	65,580	$2,032
BE Aerospace, Inc. (a)	96,100	2,114
Orbital Sciences Corp. (a)	178,700	2,294

		6,440

Capital Goods—0.8%
Manitowoc Co.	37,600	1,888

Consumer Discretionary—7.8%
California Pizza Kitchen, Inc. (a)	83,500	2,669
Carter’s, Inc. (a)	52,900	3,113
Coldwater Creek, Inc. (a)(b)	58,100	1,774
Guitar Center, Inc. (a)	59,300	2,966
Red Robin Gourmet Burgers, Inc. (a)(b)	36,300	1,850
Tempur-Pedic International, Inc. (a)(b)	241,700	2,780
True Religion Apparel, Inc. (a)(b)	93,800	1,444
Volcom, Inc. (a)	73,800	2,510

		19,106

Consumer Services—19.7%
Advisory Board Co. (a)	43,660	2,081
CoStar Group, Inc. (a)	55,400	2,392
Gevity HR, Inc.	114,400	2,942
Huron Consulting Group, Inc. (a)	124,258	2,981
Korn/Ferry International (a)	133,200	2,490
Laureate Education, Inc. (a)	36,800	1,932
LECG Corp. (a)	355,400	6,177
Life Time Fitness, Inc. (a)	80,700	3,074
Lions Gate Entertainment Corp. (a)(b)	247,200	1,898
Marchex, Inc., Class B (a)(b)	165,100	3,713
Pinnacle Entertainment, Inc. (a)	220,400	5,446
Resources Connection, Inc. (a)(b)	246,200	6,416
Shuffle Master, Inc. (a)(b)	114,300	2,874
Ventiv Health, Inc. (a)	167,627	3,959

		48,375

Consumer Staples—1.0%
Central Garden and Pet Co. (a)	51,500	2,366

Energy—7.5%
Alon USA Energy, Inc. (a)	153,399	3,014
Delta Petroleum Corp. (a)(b)	285,000	6,205
Dril-Quip, Inc. (a)	38,500	1,817
Parallel Petroleum Corp. (a)	141,000	2,398
Petroquest Energy, Inc. (a)	310,200	2,569
Pioneer Drilling Co. (a)	141,200	2,532

		18,535

Financial Services—7.4%
Affiliated Managers Group, Inc. (a)(b)	29,000	2,327
Investment Technology Group, Inc. (a)	124,000	4,395
LandAmerica Financial Group, Inc.	44,800	2,795
Nelnet, Inc., Class A (a)	112,500	4,576
Primus Guaranty Ltd. (a)	16,100	204
VistaPrint Ltd. (a)	169,100	3,848

		18,145

	Shares	Value (000s)

Healthcare—19.8%
BioMarin Pharmaceutical, Inc. (a)	186,000	$2,005
Connetics Corp. (a)(b)	260,000	3,757
Cubist Pharmaceuticals, Inc. (a)	178,500	3,793
EPIX Pharmaceuticals, Inc. (a)(b)	66,296	268
ev3, Inc. (a)	247,073	3,642
Herbalife Ltd. (a)	102,500	3,333
Hologic, Inc. (a)(b)	84,100	3,189
New River Pharmaceuticals, Inc. (a)(b)	100,251	5,201
NxStage Medical, Inc. (a)(b)	208,333	2,492
Par Pharmaceutical Cos., Inc. (a)(b)	100,600	3,153
Pozen, Inc. (a)	310,797	2,981
Radiation Therapy Services, Inc. (a)	58,600	2,069
Salix Pharmaceuticals Ltd. (a)(b)	373,682	6,569
Ventana Medical Systems, Inc. (a)	146,000	6,183

		48,635

Materials & Processing—1.0%
Energy Conversion Devices, Inc. (a)(b)	57,400	2,339

Technology—26.3%
Avid Technology, Inc. (a)	59,300	3,247
Concur Technologies, Inc. (a)	200,000	2,578
Emageon, Inc. (a)	148,100	2,355
Essex Corp. (a)(b)	189,900	3,238
FLIR Systems, Inc. (a)	83,811	1,871
FormFactor, Inc. (a)	169,267	4,135
Integrated Device Technology, Inc. (a)	221,000	2,913
Kanbay International, Inc. (a)(b)	334,300	5,312
Lionbridge Technologies, Inc. (a)	626,900	4,401
MatrixOne, Inc. (a)	800,000	3,992
Micros Systems, Inc. (a)	46,400	2,242
Microsemi Corp. (a)(b)	89,000	2,462
Phase Forward, Inc. (a)	250,000	2,437
Sapient Corp. (a)(b)	700,000	3,983
SI International, Inc. (a)	76,800	2,348
SkillSoft PLC ADR (a)	344,300	1,894
Tessera Technologies, Inc. (a)	100,000	2,585
THQ, Inc. (a)(b)	107,800	2,571
Verint Systems, Inc. (a)	56,096	1,934
Websense, Inc. (a)	31,000	2,035
Wind River Systems, Inc. (a)	279,300	4,125
Witness Systems, Inc. (a)	106,300	2,091

		64,749

Transportation—5.1%
Kirby Corp. (a)	36,600	1,910
Knight Transportation, Inc.	82,050	1,701
Old Dominion Freight Line, Inc. (a)	136,750	3,690
OMI Corp. (b)	190,000	3,448
Swift Transportation Co., Inc. (a)	90,400	1,835

		12,584

Total Common Stock
(cost—$212,436)		243,162

	Principal Amount (000s)	Value (000s)
SHORT-TERM INVESTMENTS —22.6%
Collateral Invested for Securities on Loan (d)—21.9%
Adirondack 2005-1 Corp.,
4.356% due 01/25/2006	$3,000	$2,991
Bank of America N.A.,
4.33% due 1/3/06	9,000	9,000
Bavaria TRR Corp.,
4.368% due 1/25/06, FRN (c)	7,000	6,978
Bavaria Universal Funding,
4.412% due 2/27/06, FRN (c)	1,000	993
Bayerische Landesbank NY,
4.399% due 7/24/06, FRN	1,000	1,000
Bear Stearns Cos., Inc.,
4.370% due 1/3/06	4,000	4,000
Beta Finance, Inc., Series 3,
4.301% due 8/1/06, FRN (c)	2,000	2,000
Canadian Imperial Bank,
4.00% due 1/3/06	1,817	1,817
Citigroup Global Markets, Inc.,
4.32% due 1/3/06	10,000	10,000
Compass Securitization,
4.376% due 1/23/06	4,000	3,988
Credit Suisse First Boston,
4.313% due 2/27/06, FRN	1,000	1,001
Davis Square Funding V Corp.,
4.352% due 1/3/06	1,000	999
Northern Rock PLC,
4.321% due 2/3/06, FRN (c)	1,000	1,000
Ormond Quay Funding LLC,
4.332% due 1/30/06	1,000	996
Sierra Madre Funding Delaware Corp.,
4.356% due 1/26/06	5,000	4,984
Treasury Bank,
4.429% due 3/15/06, FRN	2,000	2,000

		53,747

Repurchase Agreement—0.7%
State Street Bank & Trust Co.,
dated 12/30/05,
3.90%, due 1/3/06,
proceeds $1,789;	1,788	1,788

collateralized by
Federal Home Loan Bank,
5.80%, due 9/2/08,
valued at $864 including
accrued interest; and
Freddie Mac, 3.875%,
due 1/12/09, valued at $963
including accrued interest
(cost—$1,788)

Total Short-Term Investments
(cost—$55,537)		55,535

Total Investments
(cost—$267,973)—121.6%		298,697

Liabilities in excess of other assets—(21.6)%		(52,983)

Net Assets—100.0%		$245,714

42   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Schedule of Investments (cont.)
PEA Opportunity Fund
December 31, 2005 (unaudited)

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $51,973; cash collateral of $53,608 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Security purchased with the cash proceeds from securities on loan.

Glossary:

ADR — American Depositary Receipt

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

See accompanying notes  |  12.31.05  |  Allianz Funds Semi-Annual Report   43

Schedule of Investments
PEA Target Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—100.5%
Capital Goods—5.6%
Cooper Industries Ltd., Class A	115,000	$8,395
ITT Industries, Inc.	104,000	10,693
Manitowoc Co.	216,000	10,847
Rockwell Automation, Inc.	191,000	11,300

		41,235

Communications—3.1%
NII Holdings, Inc., Class B (a)	525,000	22,932

Consumer Discretionary—9.9%
Abercrombie & Fitch Co., Class A	150,000	9,777
Advance Auto Parts, Inc. (a)	293,000	12,734
Chico’s FAS, Inc. (a)(b)	315,000	13,838
Coach, Inc. (a)	340,000	11,335
Michaels Stores, Inc.	272,000	9,621
O’Reilly Automotive, Inc. (a)	297,000	9,507
Sonic Corp. (a)	225,000	6,638

		73,450

Consumer Services—15.1%
Corporate Executive Board Co. (b)	140,000	12,558
Getty Images, Inc. (a)(b)	140,000	12,498
Harrah’s Entertainment, Inc.	140,000	9,981
Hilton Hotels Corp.	352,000	8,487
Iron Mountain, Inc. (a)(b)	340,000	14,355
Resources Connection, Inc. (a)	150,000	3,909
Robert Half International, Inc.	250,000	9,472
Starwood Hotels & Resorts,Worldwide, Inc., Class B, Unit	239,000	15,262
UTI Worldwide, Inc.	168,000	15,597
XM Satellite Radio Holdings, Inc., Class A (a)(b)	350,000	9,548

		111,667

Energy—7.9%
Chesapeake Energy Corp. (b)	450,000	14,278
Grant Prideco, Inc. (a)	200,000	8,824
James River Coal Co. (a)(b)	190,000	7,258
National-Oilwell, Inc. (a)	200,000	12,540
Southwestern Energy Co. (a)	100,000	3,594
Sunoco, Inc.	70,000	5,487
Todco	165,000	6,280

		58,261

Financial Services—8.5%
Affiliated Managers Group, Inc. (a)(b)	125,000	10,031
AmeriCredit Corp. (a)(b)	440,000	11,277
Intercontinental Exchange, Inc. (a)(b)	225,000	8,179
Investment Technology Group, Inc. (a)	375,000	13,290
MGIC Investment Corp. (b)	173,000	11,387
Nelnet, Inc., Class A (a)(b)	225,000	9,153

		63,317

Healthcare—16.5%
Bausch & Lomb, Inc. (b)	167,000	11,339
Gen-Probe, Inc. (a)(b)	205,000	10,002
Kinetic Concepts, Inc. (a)	300,000	11,928
LifePoint Hospitals, Inc. (a)(b)	250,000	9,375
Mentor Corp. (b)	175,000	8,064
Myogen, Inc. (a)	298,000	8,988
Nektar Therapeutics, Inc. (a)(b)	400,000	6,584
New River Pharmaceuticals, Inc. (a)(b)	200,000	10,376
Psychiatric Solutions, Inc. (a)(b)	142,293	8,358
St. Jude Medical, Inc. (a)	225,000	11,295

	Shares	Value (000s)

United Therapeutics Corp. (a)	121,000	$8,364
Varian Medical Systems, Inc. (a)	225,000	11,326
Ventana Medical Systems, Inc. (a)	150,000	6,353

		122,352

Materials & Processing—5.4%
Cytec Industries, Inc.	175,000	8,335
Ecolab, Inc. (b)	250,000	9,068
Precision Castparts Corp.	216,800	11,232
Vulcan Materials Co. (b)	168,000	11,382

		40,017

Technology—26.7%
Adobe Systems, Inc.	325,000	12,012
American Tower Corp. (a)(b)	850,000	23,035
Autodesk, Inc.	107,000	4,596
Broadcom Corp., Class A (a)	280,000	13,202
Citrix Systems, Inc. (a)(b)	645,000	18,563
Cognizant Technology Solutions Corp., Class A (a)	177,000	8,912
Comverse Technology,Inc. (a)(b)	735,000	19,544
Cypress Semi-conductor Corp. (a)(b)	700,000	9,975
Fisher Scientific International Inc. (a)	150,000	9,279
Juniper Networks, Inc. (a)(b)	597,000	13,313
KLA-Tencor Corp. (b)	215,000	10,606
Marvell Technology Group Ltd. (a)	290,000	16,266
Maxim Integrated Products, Inc.	350,000	12,684
Microchip Technology, Inc.	350,000	11,252
TIBCO Software, Inc. (a)	1,950,000	14,567

		197,806

Transportation—1.8%
J.B. Hunt Transport Services, Inc. (b)	374,000	8,467
Overseas Shipholding Group	95,000	4,787

		13,254

Total Common Stock
(cost—$615,234)		744,291

WARRANTS (a)—0.8%
	Units

Financial Services 0.8%
UTI Bank Ltd. — Expires 6/27/08 (cost—$5,370)	900,000	5,733

SHORT-TERM INVESTMENTS—24.6%
	Principal Amount (000s)

Collateral Invested for
Securities on Loan (d)—24.6%
Adirondack 2005-1 Corp.,
4.356% due 1/25/06	$3,000	2,991
Bank of America N.A.,
4.33% due 1/3/06	11,000	11,000
Bayerische Landesbank NY,
4.399% due 7/24/06, FRN	1,000	1,000
Beta Finance, Inc., Series 3,
4.301% due 8/1/06, FRN (c)	2,000	2,000
Canadian Imperial Bank,
4.00% due 1/3/06	915	915
Citigroup Global Markets, Inc.,
4.32% due 1/3/06	29,500	29,500

	Principal Amount (000s)	Value (000s)

Compass Securitization,
4.376% due 1/23/06	$5,050	$5,035
Credit Suisse First Boston, FRN,
4.319% due 2/27/06	9,000	9,006
4.323% due 2/6/06	5,000	5,004
Davis Square Funding V Corp.,
4.352% due 1/3/06	5,000	4,998
4.392% due 1/31/06	7,000	6,973
Fortis Bank,
4.23% due 1/3/06	15,839	15,839
Goldman Sachs Group L.P., Series 2,
4.389% due 9/15/06, FRN (c)	2,000	2,000
Morgan Stanley,
4.28% due 2/3/06, FRN	3,000	3,000
4.33% due 6/20/06	5,000	5,000
4.33% due 7/10/06	15,000	15,000
Northern Rock PLC,
4.321% due 2/3/06, FRN (c)	2,000	2,000
Ormond Quay Funding LLC,
4.332% due 1/30/06	3,000	2,989
Sierra Madre Funding Delaware Corp.,
4.356% due 1/26/06	10,000	9,968
Sigma Finance, Inc., FRN (c)
4.251% due 3/6/06	15,000	14,997
4.308% due 1/27/06	10,000	10,007
Skandinaviska Enskilda Banken,
4.349% due 1/20/06	3,000	3,000
Tango Finance Corp.,
4.251% due 1/11/06, FRN (c)	3,000	3,001
Treasury Bank,
4.429% due 3/15/06, FRN	17,000	17,000

Total Short-Term Investments
(cost—$182,212)		182,223

OPTIONS PURCHASED (a)—0.0%
	Contracts

Call Options—0.0%
Kinetic Concepts, Inc. (CBOE), strike price $60, expires 3/18/06 (cost—$69)	130	1

Total Investments
(cost—$802,885)—125.9%		932,248

Liabilities in excess of other assets—(25.9)%		(191,939)

Net Assets—100.0%		$740,309

44   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Schedule of Investments (cont.)
PEA Target Fund
December 31, 2005 (unaudited)

Notes to Schedule of Investments (amounts in thousands):
(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $178,825; cash collateral of $184,131 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Security purchased with the cash proceeds from securities on loan.

Glossary:

CBOE — Chicago Board of Exchange

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

Unit — More than one class of securities traded together.

See accompanying notes  |  12.31.05  |  Allianz Funds Semi-Annual Report   45

Statements of Assets and Liabilities
December 31, 2005 (unaudited)

	AMM Asset	CCM Capital	CCM Emerging			NFJ
Amounts in thousands, except per	Allocation	Appreciation	Companies	CCM Focused	CCM Mid-Cap	Dividend
share amounts	Fund	Fund	Fund	Growth Fund	Fund	Value Fund

Assets:
Investments, at value	$0	$1,439,524	$831,195	$4,258	$1,471,926	$1,544,531

Investments in Affiliates, at value	254,995	0	0	0	0	0

Cash	21	1	1	1	1	1

Security lending interest receivable (net)	0	13	83	0	22	25

Receivable for investments sold	0	8,363	0	37	0	0

Receivable for Fund shares sold	356	2,741	439	0	10,115	17,886

Interest and dividends receivable (net of taxes)	0	1,284	192	3	1,060	2,659

Interest and dividends receivable from Affiliates	375	0	0	0	0	0

	255,747	1,451,926	831,910	4,299	1,483,124	1,565,102

Liabilities:
Payable for investments purchased	$0	$55,506	$0	$0	$4,033	$12,232

Payable to for investments in Affiliates purchased	395	0	0	0	0	0

Overdraft due to custodian	0	0	0	0	0	0

Written options outstanding	0	0	0	0	0	0

Payable for Fund shares redeemed	358	4,780	1,173	20	32,900	2,115

Payable for collateral for securities loaned	0	104,771	172,099	0	155,681	193,139

Investment advisory fee payable	0	491	711	2	493	496

Administration fee payable	86	340	142	1	348	404

Distribution fee payable	128	230	12	0	180	398

Servicing fee payable	54	113	0	0	126	240

Variation margin payable on futures contracts	0	0	0	0	0	0

	1,021	166,231	174,137	23	193,761	209,024

Net Assets	$254,726	$1,285,695	$657,773	$4,276	$1,289,363	$1,356,078

Net Assets Consist of:
Paid-in capital	$225,313	$1,115,763	$552,672	$4,628	$1,112,409	$1,248,923

Undistributed (dividends in excess of) net investment income	1,275	1,096	(2,790)	12	26	(75)

Accumulated net realized gain (loss) on investments	5,473	25,604	24,479	(960)	31,167	13,328

Net unrealized appreciation (depreciation) on investments	22,665	143,232	83,412	596	145,761	93,902

	$254,726	$1,285,695	$657,773	$4,276	$1,289,363	$1,356,078

Net Assets:
Institutional Class	$781	$309,473	$601,630	$4,276	$456,488	$175,150

Administrative Class	0	442,095	56,143	0	236,601	1,651

Other Classes	253,945	534,127	0	0	596,274	1,179,277

Shares Issued and Outstanding:
Institutional Class	67	15,652	26,180	492	16,639	12,195

Administrative Class	0	22,834	2,541	0	8,803	114

Other Classes	21,969	28,397	0	0	22,924	83,215

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$11.62	$19.77	$22.98	$8.69	$27.44	$14.36

Administrative Class	—	19.36	22.09	—	26.88	14.42

Cost of Investments	$0	$1,296,288	$747,778	$3,662	$1,326,164	$1,450,629

Cost of Investments in Affiliates	$232,330	$0	$0	$0	$0	$0

46 Allianz Funds Semi-Annual Report | 12.31.05 | See accompanying notes

						PEA
NFJ	NFJ	NFJ	OCC			Equity
International	Large-Cap	Small-Cap	Core	OCC	OCC	Premium	PEA	PEA	PEA
Value	Value	Value	Equity	Renaissance	Value	Strategy	Growth	Opportunity	Target
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

$34,769	$82,065	$4,284,119	$3,295	$4,265,968	$2,384,492	$72,495	$643,172	$298,697	$932,248

0	0	185,812	0	0	0	0	0	0	0

26	1	561	0	6,263	0	81	317	116	0

3	0	230	0	57	30	0	12	40	26

0	0	42,708	0	0	12,910	162	0	6,779	16,593

633	913	4,744	33	2,907	1,525	44	65	398	98

180	165	7,784	2	1,481	696	37	418	16	370

0	0	1,078	0	0	0	0	0	0	0

35,611	83,144	4,527,036	3,330	4,276,676	2,399,653	72,819	643,984	306,046	949,335

$790	$1,092	$18,977	$0	$0	$0	$0	$0	$5,497	$9,759

0	0	805	0	0	0	0	0	0	0

0	0	0	0	0	2,278	0	0	0	11,034

0	0	0	0	0	0	288	0	0	0

109	49	16,934	0	70,298	20,335	551	2,476	721	2,668

5,108	5,201	702,206	0	569,425	163,156	4,026	61,034	53,747	182,223

14	28	1,968	1	1,935	877	35	254	139	355

14	24	1,120	1	1,177	731	23	200	80	250

5	27	711	0	1,278	712	25	321	103	350

6	14	564	0	741	444	14	126	45	156

0	0	0	0	0	0	0	0	0	2,231

6,046	6,435	743,285	2	644,854	188,533	4,962	64,411	60,332	209,026

$29,565	$76,709	$3,783,751	$3,328	$3,631,822	$2,211,120	$67,857	$579,573	$245,714	$740,309

$27,160	$72,000	$3,024,687	$3,171	$3,276,189	$2,087,222	$88,655	$756,135	$253,929	$741,647

162	138	14,985	3	(4,298)	18,431	(54)	(2,617)	(1,889)	(5,012)

249	1,201	109,921	(1)	30,110	(14,217)	(25,462)	(272,763)	(37,052)	(125,678)

1,994	3,370	634,158	155	329,821	119,684	4,718	98,818	30,726	129,352

$29,565	$76,709	$3,783,751	$3,328	$3,631,822	$2,211,120	$67,857	$579,573	$245,714	$740,309

$651	$8,986	$548,657	$3,178	$84,185	$98,256	$5,045	$5,093	$35,264	$25,764

0	0	633,343	0	189,472	86,459	770	104	2,959	226

28,914	67,723	2,601,751	150	3,358,165	2,026,405	62,042	574,376	207,491	714,319

37	544	18,455	302	3,828	6,109	598	251	1,732	1,309

0	0	21,900	0	8,734	5,471	92	5	147	12

1,651	4,136	90,880	14	164,536	131,199	7,576	29,972	10,407	41,278

$17.67	$16.52	$29.73	$10.53	$22.00	$16.08	$8.43	$20.27	$20.37	$19.68

—	—	28.92	—	21.69	15.80	8.40	19.84	20.12	19.57

$32,775	$78,695	$3,650,771	$3,140	$3,936,106	$2,264,804	$68,063	$544,349	$267,972	$802,885

$0	$0	$184,988	$0	$0	$0	$0	$0	$0	$0

See accompanying notes | 12.31.05 | Allianz Funds Semi-Annual Report 47

Statements of Operations
Six Months Ended December 31, 2005 (unaudited)

	AMM Asset	CCM Capital	CCM Emerging				NFJ
	Allocation	Appreciation	Companies	CCM Focused		CCM Mid-Cap	Dividend
Amounts in thousands	Fund	Fund	Fund	Growth Fund		Fund	Value Fund

Investment Income:
Interest	$0	$871	$401	$4		$814	$1,078

Dividends, net of foreign withholding taxes	0	6,570	1,490	19		5,220	18,886

Dividends from Affiliate investments	2,822	0	0	0		0	0

Security lending income (net)	0	87	370	0		119	133

Miscellaneous income	0	0	3	0		0	2

Total Income	2,822	7,528	2,264	23		6,153	20,099

Expenses:
Investment advisory fees	0	2,576	4,117	9		2,576	2,353

Administration fees	497	1,797	823	5		1,819	1,933

Distribution and/or servicing fees - Administrative Class	0	462	68	0		319	2

Distribution and/or servicing fees - Other Classes	1,051	1,337	0	0		1,336	3,062

Trustees’ fees	0	78	46	0	*	77	70

Interest expense	0	0	0	0		0	0

Total Expenses	1,548	6,250	5,054	14		6,127	7,420

Net Investment Income (Loss)	$1,274	$1,278	$(2,790)	$9		$26	$12,679

Realized and Change in Unrealized Gain (Loss):
Net realized gain on investments	0	60,811	51,405	247		69,208	22,024

Net realized gain on Affiliate investments	645	0	0	0		0	0

Net capital gain distributions received from underlying funds	6,594	0	0	0		0	0

Net realized gain (loss) on futures contracts and options	0	0	0	0		0	0

Net realized (loss) on foreign currency transactions	0	0	0	0		0	0

Payments from Affiliates**	0	0	0	0		0	0

Net change in unrealized appreciation/depreciation on investments	0	21,083	(4,266)	139		21,135	35,267

Net change in unrealized appreciation/depreciation on Affiliate investments	6,131	0	0	0		0	0

Net change in unrealized appreciation/depreciation on futures contracts and options	0	0	0	0		0	0

Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	0		0	0

Net Realized and Change in Unrealized Gain	13,370	81,894	47,139	386		90,343	57,291

Net Increase in Net Assets Resulting from Operations	$14,644	$83,172	$44,349	$395		$90,369	$69,970

*	Trustees’ fees less than $1,000.

**	See Note 13.

48 Allianz Funds Semi-Annual Report | 12.31.05 | See accompanying notes

NFJ	NFJ	NFJ	OCC	OCC	OCC	PEA Equity	PEA	PEA	PEA
International	Large-Cap	Small-Cap	Core Equity	Renaissance	Value	Premium	Growth	Opportunity	Target
Value Fund	Value Fund	Value Fund	Fund	Fund	Fund	Strategy Fund	Fund	Fund	Fund

$30	$43	$2,745	$2	$997	$709	$16	$106	$22	$93

265	1,032	49,231	18	28,857	23,067	533	2,639	102	1,584

0	0	2,231	0	0	0	0	0	0	0

7	3	1,438	0	329	248	8	74	209	163

0	0	8	0	0	0	0	0	3	0

302	1,078	55,653	20	30,183	24,024	557	2,819	336	1,840

46	150	11,332	7	12,939	5,643	216	1,519	833	2,204

46	127	6,485	4	7,823	4,688	139	1,198	483	1,533

0	0	765	0	278	134	1	0	4	0

33	213	6,809	0	13,114	7,231	235	2,675	886	3,046

1	4	256	0	300	174	5	42	18	56

0	0	0	0	3	6	2	2	1	13

126	494	25,647	11	34,457	17,876	598	5,436	2,225	6,852

$176	$584	$30,006	$9	$(4,274)	$6,148	$(41)	$(2,617)	$(1,889)	$(5,012)

330	2,442	289,513	65	219,616	114,289	5,873	51,587	22,327	96,936

0	0	174	0	0	0	0	0	0	0

0	0	0	0	0	0	0	0	0	0

0	0	0	0	0	0	156	(379)	0	0

0	0	0	0	(5,361)	(7,525)	(29)	0	0	0

0	0	0	0	5,075	0	0	0	165	191

1,531	735	(139,235)	57	(953)	19,611	(3,028)	(4,832)	(3,254)	(31,210)

0	0	0	0	0	0	0	0	0	0

0	0	0	0	0	0	279	(87)	0	0

0	0	0	0	14	0	0	0	0	0

1,861	3,177	150,452	122	218,391	126,375	3,251	46,289	19,238	65,917

$2,037	$3,761	$180,458	$131	$214,117	$132,523	$3,210	$43,672	$17,349	$60,905

See accompanying notes | 12.31.05 | Allianz Funds Semi-Annual Report 49

Statements of Changes in Net Assets

Amounts in thousands	AMM Asset Allocation Fund		CCM Capital Appreciation Fund		CCM Emerging Companies Fund

Increase in Net Assets from:	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005

Operations:
Net investment income (loss)	$1,274	$3,265	$1,278	$4,626	$(2,790)	$(5,067)

Net realized gain	0	0	60,811	53,995	51,405	33,299

Net realized gain on Affiliate investments	645	5,248	0	0	0	0

Net capital gain distributions received from underlying funds	6,594	1,532	0	0	0	0

Payments from Affiliates**	0	0	0	0	0	0

Net change in unrealized appreciation/depreciation	0	0	21,083	29,013	(4,266)	17,918

Net change in unrealized appreciation/depreciation on Affiliate investments	6,131	3,374	0	0	0	0

Net increase resulting from operations	14,644	13,419	83,172	87,634	44,349	46,150

Distributions to Shareholders:
From net investment income
Institutional Class	(5)	(43)	(554)	(1,378)	0	0

Administrative Class	0	0	(559)	(1,228)	0	0

Other Classes	(242)	(3,726)	(105)	(984)	0	0

From net realized capital gains Institutional Class	(8)	0	0	0	(46,818)	(51,756)

Administrative Class	0	0	0	0	(4,558)	(5,927)

Other Classes	(2,893)	0	0	0	0	0

Total Distributions to Shareholders	(3,148)	(3,769)	(1,218)	(3,590)	(51,376)	(57,683)

Fund Share Transactions:
Shares sold
Institutional Class	154	804	50,486	43,253	48,510	207,536

Administrative Class	0	0	164,807	60,812	7,920	24,981

Other Classes	28,718	83,362	118,668	180,873	0	0

Issued in reinvestment of distributions
Institutional Class	14	25	523	1,298	42,783	49,646

Administrative Class	0	0	495	1,226	4,549	4,526

Other Classes	2,552	2,963	80	648	0	0

Cost of shares redeemed
Institutional Class	(336)	(2,008)	(20,544)	(103,088)	(81,338)	(141,771)

Administrative Class	0	0	(36,649)	(34,500)	(6,029)	(32,466)

Other Classes	(29,279)	(54,139)	(91,581)	(96,503)	0	0

Net increase (decrease) resulting from Fund share transactions	1,823	31,007	186,285	54,019	16,395	112,452

Fund Redemption Fees	5	29	17	38	4	7

Total Increase in Net Assets	13,324	40,686	268,256	138,101	9,372	100,926

Net Assets:
Beginning of period	241,402	200,716	1,017,439	879,338	648,401	547,475

End of period*	$254,726	$241,402	$1,285,695	$1,017,439	$657,773	$648,401

* Including undistributed (dividends in excess of) net investment income of:	$1,275	$248	$1,096	$1,036	$(2,790)	$0

** See Note 13.

50   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

CCM Focused Growth Fund		CCM Mid-Cap Fund		NFJ Dividend Value Fund		NFJ International Value Fund		NFJ large-cap Value Fund

Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005

$9	$7	$26	$(452)	$12,679	$9,600	$176	$92	$584	$304

247	319	69,208	79,769	22,024	15,943	330	269	2,442	594

0	0	0	0	0	0	0	0	0	0

0	0	0	0	0	0	0	0	0	0

0	0	0	0	0	0	0	0	0	0

139	19	21,135	27,806	35,267	34,652	1,531	168	735	2,002

0	0	0	0	0	0	0	0	0	0

395	345	90,369	107,123	69,970	60,195	2,037	529	3,761	2,900

0	(3)	0	0	(3,102)	(2,415)	0	(97)	(119)	(92)

0	0	0	0	(26)	(36)	0	0	0	0

0	0	0	0	(14,666)	(8,243)	(76)	(5)	(408)	(236)

0	0	0	0	(2,389)	(901)	(5)	(326)	(193)	(171)

0	0	0	0	(24)	(19)	0	0	0	0

0	0	0	0	(16,859)	(3,729)	(223)	0	(1,411)	(494)

0	(3)	0	0	(37,066)	(15,343)	(304)	(428)	(2,131)	(993)

773	1,394	194,921	83,787	59,853	45,591	95	90	1,766	4,503

0	0	63,302	87,016	118	437	0	0	0	0

0	0	191,047	182,547	514,547	459,342	26,853	1,381	27,965	40,754

0	3	0	0	5,396	3,240	4	412	310	263

0	0	0	0	49	55	0	0	0	0

0	0	0	0	22,936	8,418	248	5	1,413	572

(349)	(809)	(38,943)	(98,265)	(13,893)	(10,571)	(2,130)	(30)	(1,145)	(649)

0	0	(108,342)	(45,890)	(103)	(646)	0	0	0	0

0	0	(73,029)	(97,669)	(62,239)	(57,306)	(1,121)	(5)	(10,186)	(5,151)

424	588	228,956	111,526	526,664	448,560	23,949	1,853	20,123	40,292

0	0	34	17	64	71	2	0	9	17

819	930	319,359	218,666	559,632	493,483	25,684	1,954	21,762	42,216

3,457	2,527	970,004	751,338	796,446	302,963	3,881	1,927	54,947	12,731

$4,276	$3,457	$1,289,363	$970,004	$1,356,078	$796,446	$29,565	$3,881	$76,709	$54,947

$12	$3	$26	$0	$(75)	$5,040	$162	$62	$138	$81

See accompanying notes  |  12.31.05  |  Allianz Funds Semi-Annual Report   51

Statements of Changes in Net Assets (cont.)

Amounts in thousands	NFJ Small-Cap Value Fund		OCC Core Equity Fund		OCC Renaissance Fund

Increase (Decrease) in Net Assets from:	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005	Six months ended December 31, 2005 (unaudited)	Period from March 31, 2005 to June 30, 2005	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005

Operations:
Net investment income (loss)	$30,006	$49,234	$9	$8	$(4,274)	$(23,651)

Net increase from repayments by Investment Manager	0	0	0	0	0	3,880

Net realized gain (loss)	289,513	156,150	65	(27)	214,255	874,642

Net realized gain on Affiliate investments	174	0	0	0	0	0

Payments from Affiliates**	0	0	0	0	5,075	0

Net change in unrealized appreciation/depreciation	(139,235)	296,947	57	98	(939)	(975,852)

Net increase (decrease) resulting from operations	180,458	502,331	131	79	214,117	(120,981)

Distributions to Shareholders:
From net investment income
Institutional Class	(11,286)	(5,338)	(14)	0	0	0

Administrative Class	(12,349)	(4,434)	0	0	0	0

Other Classes	(39,366)	(29,232)	0	0	0	0

From net realized capital gains
Institutional Class	(42,488)	(18,374)	(38)	0	(16,663)	0

Administrative Class	(49,375)	(16,055)	0	0	(33,825)	0

Other Classes	(206,314)	(124,721)	(1)	0	(606,782)	0

Total Distributions to Shareholders	(361,178)	(198,154)	(53)	0	(657,270)	0

Fund Share Transactions:
Shares sold
Institutional Class	109,787	182,650	0	2,970	14,184	95,793

Administrative Class	153,956	342,720	0	0	115,229	116,993

Other Classes	335,293	656,083	133	30	207,200	1,242,173

Issued in reinvestment of distributions
Institutional Class	49,544	20,981	52	0	11,654	0

Administrative Class	56,200	19,875	0	0	15,498	0

Other Classes	191,722	115,396	1	0	502,137	0

Cost of shares redeemed
Institutional Class	(45,781)	(46,081)	0	0	(80,832)	(248,019)

Administrative Class	(71,391)	(70,652)	0	0	(107,499)	(99,566)

Other Classes	(309,277)	(574,194)	(15)	0	(1,495,652)	(2,351,059)

Net increase (decrease) resulting from Fund share transactions	470,053	646,778	171	3,000	(818,081)	(1,243,685)

Fund Redemption Fees	51	91	0	0	73	429

Total Increase (Decrease) in Net Assets	289,384	951,046	249	3,079	(1,261,161)	(1,364,237)

Net Assets:
Beginning of period	3,494,367	2,543,321	3,079	0	4,892,983	6,257,220

End of period*	$3,783,751	$3,494,367	$3,328	$3,079	$3,631,822	$4,892,983

* Including undistributed (dividends in excess of) net investment income of:	$14,985	$47,980	$3	$8	$(4,298)	$(24)

** See Note 13

52   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

OCC Value Fund		PEA Equity Premium Strategy		PEA Growth Fund		PEA Opportunity Fund		PEA Target Fund

Six months ended December 31, 2005 (unaudited )	Year ended June 30, 2005	Six months ended December 31, 2005 (unaudited )	Year ended June 30, 2005	Six months ended December 31, 2005 (unaudited )	Year ended June 30, 2005	Six months ended December 31, 2005 (unaudited )	Year ended June 30, 2005	Six months ended December 31, 2005 (unaudited )	Year ended June 30, 2005
$6,148	$16,064	$(41)	$426	$(2,617)	$(3,043)	$(1,889)	$(3,962)	$(5,012)	$(10,538)

0	1,230	0	39	0	877	0	29	0	183

106,764	295,136	6,000	3,679	51,208	73,676	22,327	22,007	96,936	74,906

0	0	0	0	0	0	0	0	0	0

0	0	0	0	0	0	165	0	191	0

19,611	(204,166)	(2,749)	(175)	(4,919)	(59,025)	(3,254)	(6,610)	(31,210)	(40,204)

132,523	108,264	3,210	3,969	43,672	12,485	17,349	11,464	60,905	24,347

(1,529)	(1,267)	(3)	(77)	0	0	0	0	0	0

(1,129)	(146)	(1)	(7)	0	0	0	0	0	0

(13,843)	(8,388)	(9)	(507)	0	0	0	0	0	0

(14,007)	(7,036)	0	0	0	0	0	0	0	0

(12,209)	(2,853)	0	0	0	0	0	0	0	0

(276,744)	(79,726)	0	0	0	0	0	0	0	0

(319,461)	(99,416)	(13)	(591)	0	0	0	0	0	0

10,192	150,984	174	780	282	935	2,053	9,670	318	4,923

6,626	60,930	16	45	0	0	166	278	8	41

120,482	1,330,532	3,909	10,725	11,878	23,807	7,273	12,557	15,633	48,720

11,863	7,306	3	72	0	0	0	0	0	0

9,271	2,180	0	7	0	0	0	0	0	0

243,577	73,400	7	417	0	0	0	0	0	0

(44,139)	(222,455)	(2,129)	(2,699)	(2,354)	(1,974)	(6,278)	(27,554)	(37,237)	(10,323)

(39,022)	(42,680)	(19)	(132)	(3)	(50)	(841)	(701)	(4)	(178)

(653,343)	(1,310,894)	(12,892)	(24,646)	(89,711)	(197,846)	(30,327)	(63,675)	(115,054)	(230,821)

(334,493)	49,303	(10,931)	(15,431)	(79,908)	(175,128)	(27,954)	(69,425)	(136,336)	(187,638)

30	671	1	9	3	10	15	5	4	23

(521,401)	58,822	(7,733)	(12,044)	(36,233)	(162,633)	(10,590)	(57,956)	(75,427)	(163,268)

2,732,521	2,673,699	75,590	87,634	615,806	778,439	256,304	314,260	815,736	979,004

$2,211,120	$2,732,521	$67,857	$75,590	$579,573	$615,806	$245,714	$256,304	$740,309	$815,736

$18,431	$28,784	$(54)	$0	$(2,617)	$0	$(1,889)	$0	$(5,012)	$0

See accompanying notes  |  12.31.05  |  Allianz Funds Semi-Annual Report   53

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Change in Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

AMM Asset Allocation Fund
Institutional Class
12/31/2005†	$11.09	$0.11	$0.63	$0.74	$(0.08)	$(0.13)

06/30/2005	10.61	0.32	0.45	0.77	(0.29)	0.00

06/30/2004	9.29	0.30	1.18	1.48	(0.16)	0.00

06/30/2003	9.26	0.26	0.05	0.31	(0.28)	0.00

06/30/2002	9.94	0.40	(0.78)	(0.38)	(0.30)	0.00

06/30/2001	11.50	0.67	(0.80)	(0.13)	(0.64)	(0.69)

CCM Capital Appreciation Fund
Institutional Class
12/31/2005†	$18.36	$0.06	$1.39	$1.45	$(0.04)	$0.00

06/30/2005	16.63	0.16	1.67	1.83	(0.10)	0.00

06/30/2004	14.27	0.06	2.30	2.36	0.00	0.00

06/30/2003	14.83	0.04	(0.60)	(0.56)	0.00	0.00

06/30/2002	17.72	0.08	(2.93)	(2.85)	(0.04)	0.00

06/30/2001	27.10	0.12	(1.38)	(1.26)	(0.14)	(7.98)

Administrative Class
12/31/2005†	$17.99	$0.03	$1.36	$1.39	$(0.02)	$0.00

06/30/2005	16.32	0.11	1.64	1.75	(0.08)	0.00

06/30/2004	14.04	0.02	2.26	2.28	0.00	0.00

06/30/2003	14.59	0.01	(0.56)	(0.55)	0.00	0.00

06/30/2002	17.46	0.04	(2.88)	(2.84)	(0.03)	0.00

06/30/2001	26.85	0.06	(1.36)	(1.30)	(0.11)	(7.98)

CCM Emerging Companies Fund
Institutional Class
12/31/2005†	$23.27	$(0.10)	$1.73	$1.63	$0.00	$(1.92)

06/30/2005	23.89	(0.18)	1.73	1.55	0.00	(2.17)

06/30/2004	19.70	(0.26)	6.27	6.01	0.00	(1.82)

06/30/2003	21.62	(0.20)	0.53	0.33	0.00	(2.25)

06/30/2002	23.34	(0.22)	1.20	0.98	0.00	(2.70)

06/30/2001	25.12	(0.16)	0.98	0.82	0.00	(2.60)

Administrative Class
12/31/2005†	$22.46	$(0.13)	$1.68	$1.55	$0.00	$(1.92)

06/30/2005	23.20	(0.23)	1.66	1.43	0.00	(2.17)

06/30/2004	19.21	(0.31)	6.12	5.81	0.00	(1.82)

06/30/2003	21.19	(0.24)	0.51	0.27	0.00	(2.25)

06/30/2002	22.99	(0.28)	1.18	0.90	0.00	(2.70)

06/30/2001	24.83	(0.22)	0.98	0.76	0.00	(2.60)

CCM Focused Growth Fund
Institutional Class
12/31/2005†	$7.82	$0.02	$0.85	$0.87	$0.00	$0.00

06/30/2005	6.94	0.02	0.86	0.88	0.00	0.00

06/30/2004	5.66	0.00 (h)	1.28	1.28	0.00	0.00

06/30/2003	5.63	0.00 (h)	0.03	0.03	0.00	0.00

06/30/2002	7.64	(0.01)	(1.99)	(2.00)	0.00	(0.01)

06/30/2001	13.35	(0.01)	(4.23)	(4.24)	(0.04)	(1.43)

CCM Mid-Cap Fund
Institutional Class
12/31/2005†	$25.20	$0.05	$2.19	$2.24	$0.00	$0.00

06/30/2005	21.80	0.07	3.33	3.40	0.00	0.00

06/30/2004	17.65	0.02	4.13	4.15	0.00	0.00

06/30/2003	18.05	0.01	(0.41)	(0.40)	0.00	0.00

06/30/2002	21.35	0.08	(3.21)	(3.13)	(0.14)	0.00

06/30/2001	30.88	0.21	(0.79)	(0.58)	(0.16)	(8.79)

†	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding trustees’ expense is 0.70%.
(c)	Ratio of expenses to average net assets excluding underlying Funds’ expenses in which the Fund invests.
(d)	Ratio of expenses to average net assets excluding trustees’ expense is 1.75%.
(e)	If the investment manager had not waived the administrative expenses, the ratio of expenses to average net assets would have been 0.15%.

54   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Tax Basis Return of Capital	Total Distributions	Fund Redemption Fees (a)	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.21)	$0.00	$11.62	6.73%	$781	0.10	%* (c)(e)	1.96%*	4%

0.00	(0.29)	0.00	11.09	7.35	909	0.10	(c)(e)	2.93	25

0.00	(0.16)	0.00	10.61	16.70	1,987	0.10	(c)(e)	2.94	23

0.00	(0.28)	0.00	9.29	3.54	1,196	0.10	(c)(e)	2.85	13

0.00	(0.30)	0.00	9.26	(3.89)	26	0.10	(c)(e)	4.11	24

(0.10)	(1.43)	0.00	9.94	(1.41)	48	0.10	(c)(e)	6.20	39

$0.00	$(0.04)	$0.00	$19.77	7.87%	$309,473	0.71	%* (b)	0.60%*	68%

0.00	(0.10)	0.00	18.36	11.01	258,048	0.71	(b)	0.90	137

0.00	0.00	0.00	16.63	16.54	292,920	0.71	(b)	0.35	148

0.00	0.00	0.00	14.27	(3.77)	240,130	0.70		0.33	161

0.00	(0.04)	0.00	14.83	(16.08)	247,275	0.71	(b)	0.51	110

0.00	(8.12)	0.00	17.72	(8.83)	276,170	0.70		0.53	112

$0.00	$(0.02)	$0.00	$19.36	7.75%	$442,095	0.96	%* (f)	0.36%*	68%

0.00	(0.08)	0.00	17.99	10.75	287,845	0.96	(f)	0.66	137

0.00	0.00	0.00	16.32	16.24	235,357	0.96	(f)	0.10	148

0.00	0.00	0.00	14.04	(3.76)	188,923	0.95		0.08	161

0.00	(0.03)	0.00	14.59	(16.28)	166,964	0.96	(f)	0.26	110

0.00	(8.09)	0.00	17.46	(9.07)	200,351	0.95		0.30	112

$0.00	$(1.92)	$0.00	$22.98	6.79%	$601,630	1.51	%* (g)	(0.82)%*	73%

0.00	(2.17)	0.00	23.27	6.82	597,547	1.51	(g)	(0.79)	144

0.00	(1.82)	0.00	23.89	31.57	491,944	1.50		(1.13)	176

0.00	(2.25)	0.00	19.70	3.50	284,187	1.50		(1.14)	130

0.00	(2.70)	0.00	21.62	4.95	219,868	1.51	(g)	(1.03)	122

0.00	(2.60)	0.00	23.34	4.28	231,755	1.50		(0.71)	80

$0.00	$(1.92)	$0.00	$22.09	6.67%	$56,143	1.76	%* (d)	(1.07)%*	73%

0.00	(2.17)	0.00	22.46	6.49	50,854	1.76	(d)	(1.05)	144

0.00	(1.82)	0.00	23.20	31.33	55,531	1.75		(1.39)	176

0.00	(2.25)	0.00	19.21	3.27	50,035	1.75		(1.40)	130

0.00	(2.70)	0.00	21.19	4.65	28,822	1.75		(1.30)	122

0.00	(2.60)	0.00	22.99	4.08	20,554	1.75		(0.99)	80

$0.00	$0.00	$0.00	$8.69	11.13%	$4,276	0.71	%* (b)	0.46%*	77%

0.00	0.00	0.00	7.82	12.79	3,457	0.71	(b)	0.24	123

0.00	0.00	0.00	6.94	22.61	2,527	0.71	(b)	0.08	90

0.00	0.00	0.00	5.66	0.53	1,916	0.70		0.02	232

0.00	(0.01)	0.00	5.63	(26.23)	1,912	0.70		(0.13)	113

0.00	(1.47)	0.00	7.64	(35.38)	2,588	0.70		(0.13)	139

$0.00	$0.00	$0.00	$27.44	8.89%	$456,488	0.71	%* (b)	0.38%*	74%

0.00	0.00	0.00	25.20	15.60	271,735	0.71	(b)	0.31	140

0.00	0.00	0.00	21.80	23.51	254,401	0.71	(b)	0.12	165

0.00	0.00	0.00	17.65	(2.22)	254,338	0.71	(b)	0.08	155

(0.03)	(0.17)	0.00	18.05	(14.71)	520,160	0.71	(b)	0.41	168

0.00	(8.95)	0.00	21.35	(5.33)	538,661	0.70		0.80	153

(f)	Ratio of expenses to average net assets excluding trustees’ expense is 0.95%.
(g)	Ratio of expenses to average net assets excluding trustees’ expense is 1.50%.
(h)	Amount is less than $.01.

See accompanying notes  |  12.31.05  |  Allianz Funds Semi-Annual Report   55

Financial Highlights (cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Change in Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

CCM Mid-Cap Fund (cont.)
Administrative Class 12/31/2005†	$24.71	$0.01	$2.16	$2.17	$0.00	$0.00

06/30/2005	21.44	0.02	3.25	3.27	0.00	0.00

06/30/2004	17.40	(0.03)	4.07	4.04	0.00	0.00

06/30/2003	17.83	(0.03)	(0.40)	(0.43)	0.00	0.00

06/30/2002	21.16	0.04	(3.23)	(3.19)	(0.14)	0.00

06/30/2001	30.70	0.15	(0.77)	(0.62)	(0.13)	(8.79)

NFJ Dividend Value Fund
Institutional Class 12/31/2005†	$13.85	$0.22	$0.80	$1.02	$(0.29)	$(0.22)

06/30/2005	12.59	0.36	1.39	1.75	(0.34)	(0.15)

06/30/2004	10.54	0.34	2.07	2.41	(0.27)	(0.09)

06/30/2003	11.35	0.35	(0.31)	0.04	(0.35)	(0.50)

06/30/2002	12.51	0.34	(0.28)	0.06	(0.36)	(0.86)

06/30/2001	9.88	0.40	2.81	3.21	(0.35)	(0.23)

Administrative Class 12/31/2005†	$13.86	$0.21	$0.80	$1.01	$(0.23)	$(0.22)

06/30/2005	12.60	0.33	1.39	1.72	(0.31)	(0.15)

06/30/2004	10.56	0.31	2.06	2.37	(0.24)	(0.09)

06/30/2003	11.38	0.32	(0.30)	0.02	(0.34)	(0.50)

06/30/2002	12.55	0.32	(0.29)	0.03	(0.34)	(0.86)

06/30/2001	9.87	0.38	2.80	3.18	(0.27)	(0.23)

NFJ International Value Fund
Institutional Class 12/31/2005†	$15.38	$0.15	$2.29	$2.44	$0.00 (m)	$(0.15)

06/30/2005	14.73	0.62	3.15	3.77	(0.64)	(2.48)

06/30/2004	11.34	0.52	4.12	4.64	(0.39)	(0.86)

01/31/2003 - 06/30/2003	10.00	0.18	1.25	1.43	(0.09)	0.00

NFJ Large-Cap Value Fund
Institutional Class 12/31/2005†	$16.06	$0.21	$0.84	$1.05	$(0.22)	$(0.37)

06/30/2005	14.64	0.30	1.96	2.26	(0.26)	(0.59)

06/30/2004	12.26	0.25	2.36	2.61	(0.23)	0.00

06/30/2003	13.17	0.29	(0.71)	(0.42)	(0.23)	(0.26)

06/30/2002	12.64	0.27	0.52	0.79	(0.26)	0.00

06/30/2001	10.85	0.29	2.15	2.44	(0.25)	(0.40)

NFJ Small-Cap Value Fund
Institutional Class 12/31/2005†	$31.08	$0.34	$1.41	$1.75	$(0.63)	$(2.47)

06/30/2005	27.93	0.66	4.53	5.19	(0.44)	(1.60)

06/30/2004	22.03	0.60	5.83	6.43	(0.30)	(0.23)

06/30/2003	21.85	0.44	0.00	0.44	(0.24)	(0.05)

06/30/2002	19.26	0.41	2.31	2.72	(0.13)	0.00

06/30/2001	14.26	0.42	4.96	5.38	(0.38)	0.00

Administrative Class 12/31/2005†	$30.31	$0.29	$1.36	$1.65	$(0.57)	$(2.47)

06/30/2005	27.32	0.58	4.43	5.01	(0.42)	(1.60)

06/30/2004	21.79	0.57	5.47	6.04	(0.28)	(0.23)

06/30/2003	21.67	0.38	0.01	0.39	(0.22)	(0.05)

06/30/2002	19.15	0.36	2.27	2.63	(0.11)	0.00

06/30/2001	14.19	0.38	4.94	5.32	(0.36)	0.00

†	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Effective April 1, 2005, the Administration Fee was reduced by 0.05%.
(c)	Ratio of expenses to average net assets excluding trustees’ expense is 1.10%.
(d)	Ratio of expenses to average net assets excluding trustees’ expense is 0.85%.
(e)	Ratio of expenses to average net assets excluding trustees’ expense is 0.70%.
(f)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 0.95%.
(g)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.10%.
(h)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 0.70%.
(i)	Ratio of expenses to average net assets excluding trustees’ expense is 0.95%.

56   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Tax Basis Return of Capital	Total Distributions	Fund Redemption Fees (a)		Net Asset Value End of Period		Total Return		Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$0.00	$0.00	$0.00		$26.88		8.78%		$236,601	0.96	%* (i)	0.09	%*	74%

0.00	0.00	0.00		24.71		15.25		260,340	0.96	(i)	0.07		140

0.00	0.00	0.00		21.44		23.22		190,058	0.95		(0.14)		165

0.00	0.00	0.00		17.40		(2.41)		118,600	0.96	(i)	(0.19)		155

0.00	(0.14)	0.00		17.83		(15.10)		115,357	0.96	(i)	0.20		168

0.00	(8.92)	0.00		21.16		(5.51)		171,268	0.95		0.57		153

$0.00	$(0.51)	$0.00	(m)	$14.36		7.35%		$175,150	0.71	%* (h)	3.09	%*	12%

0.00	(0.49)	0.00		13.85		14.08		119,556	0.71	(e)	2.74		30

0.00	(0.36)	0.00		12.59		23.11		72,757	0.70		2.86		36

0.00	(0.85)	0.00		10.54		0.92		36,852	0.70		3.52		43

0.00	(1.22)	0.00		11.35		0.96		34,152	0.74	(h)	2.88		50

0.00	(0.58)	0.00		12.51		33.59		51,201	0.70		3.64		43

$0.00	$(0.45)	$0.00	(m)	$14.42		7.29%		$1,651	0.96	%* (f)	2.85	%*	12%

0.00	(0.46)	0.00		13.86		13.78		1,525	0.96	(i)	2.49		30

0.00	(0.33)	0.00		12.60		22.69		1,523	0.96	(i)	2.62		36

0.00	(0.84)	0.00		10.56		0.72		1,136	0.95		3.25		43

0.00	(1.20)	0.00		11.38		0.67		1,253	0.99	(f)	2.65		50

0.00	(0.50)	0.00		12.55		33.30		975	0.95		3.51		43

$0.00	$(0.15)	$0.00	(m)	$17.67		15.85%		$651	1.06	%* (n)	1.84	%*	10%

0.00	(3.12)	0.00		15.38		27.08		2,501	0.53	(b) (l) (k)	4.06		61

0.00	(1.25)	0.00		14.73		42.12		1,927	0.41	(j)	3.80		80

0.00	(0.09)	0.00		11.34		14.24		1,321	0.40	*	4.21	*	28

$0.00	$(0.59)	$0.00	(m)	$16.52		6.56%		$8,986	0.71	%* (e)	2.47	%*	16%

0.00	(0.85)	0.01		16.06		15.78		7,835	0.71	(e)	1.96		35

0.00	(0.23)	0.00		14.64		21.46		3,279	0.70		1.82		99

0.00	(0.49)	0.00		12.26		(2.99)		2,268	0.70		2.52		54

0.00	(0.26)	0.00		13.17		6.40		1,834	0.71	(e)	2.07		49

0.00	(0.65)	0.00		12.64		23.37		1,178	0.70		2.50		78

$0.00	$(3.10)	$0.00	(m)	$29.73	(o)	5.39	% (o)	$548,657	0.86	%* (d)	2.10	%*	19%

0.00	(2.04)	0.00		31.08		19.00		462,991	0.86	(d)	2.25		20

0.00	(0.53)	0.00		27.93		29.53		266,629	0.86	(d)	2.40		30

0.00	(0.29)	0.03		22.03		2.28		153,509	0.85		2.20		20

0.00	(0.13)	0.00		21.85		14.25		70,329	0.85		2.04		40

0.00	(0.38)	0.00		19.26		38.32		49,046	0.85		2.51		41

$0.00	$(3.04)	$0.00	(m)	$28.92	(o)	5.22	% (o)	$633,343	1.11	%* (c)	1.85	%*	19%

0.00	(2.02)	0.00		30.31		18.74		527,720	1.11	(c)	2.02		20

0.00	(0.51)	0.00		27.32		28.04		197,865	1.11	(g)	2.28		30

0.00	(0.27)	0.00		21.79		1.93		67,899	1.10		1.89		20

0.00	(0.11)	0.00		21.67		13.85		38,107	1.10		1.82		40

0.00	(0.36)	0.00		19.15		38.06		21,447	1.10		2.27		41

(j)	Ratio of expenses to average net assets excluding trustees’ expense is 0.40%.
(k)	Effective May 1, 2005, the Fund paid an Advisory Fee of 0.60%.
(l)	Ratio of expenses to average net assets excluding trustees’ expense is 0.52%.
(m)	Amount is less than $.01.
(n)	Ratio of expenses to average net assets excluding trustees’ expense is 1.05%.
(o)

Repayments by the investment manager increased the end of period net asset value less than $.01 per share and total return by less than 0.00%. If the investment manager had not made repayments, end of period net asset value and total return would have remained unchanged.

See accompanying notes  |  12.31.05  |  Allianz Funds Semi-Annual Report   57

Financial Highlights (cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Change in Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

OCC Core Equity Fund
Institutional Class 12/31/2005†	$10.26	$0.03	$0.41	$0.44	$(0.04)	$(0.13)

03/31/2005 - 6/30/2005	10.00	0.03	0.23	0.26	0.00	0.00

OCC Renaissance Fund
Institutional Class 12/31/2005†	$24.78	$0.07	$1.38	$1.45	$0.00	$(4.23)

06/30/2005	25.10	0.09	(0.41)	(0.32)	0.00	0.00

06/30/2004	17.39	0.05	7.66	7.71	0.00	0.00

06/30/2003	19.26	0.07	(1.25)	(1.18)	0.00	(0.69)

06/30/2002	19.38	0.10	1.10	1.20	0.00	(1.32)

06/30/2001	14.97	0.17	5.47	5.64	(0.10)	(1.13)

Administrative Class 12/31/2005†	$24.53	$0.03	$1.36	$1.39	$0.00	$(4.23)

06/30/2005	24.90	0.04	(0.41)	(0.37)	0.00	0.00

06/30/2004	17.30	(0.01)	7.61	7.60	0.00	0.00

06/30/2003	19.13	0.03	(1.17)	(1.14)	0.00	(0.69)

06/30/2002	19.29	0.06	1.10	1.16	0.00	(1.32)

06/30/2001	14.93	0.13	5.45	5.58	(0.09)	(1.13)

OCC Value Fund
Institutional Class 12/31/2005†	$17.62	$0.11	$0.93	$1.04	$(0.23)	$(2.35)

06/30/2005	17.46	0.21	0.49	0.70	(0.08)	(0.46)

06/30/2004	12.90	0.16	4.48	4.64	(0.08)	0.00

06/30/2003	13.89	0.14	(0.55)	(0.41)	0.00	(0.58)

06/30/2002	16.20	0.14	(0.54)	(0.40)	0.00	(1.91)

06/30/2001	11.42	0.19	4.71	4.90	(0.12)	0.00

Administrative Class 12/31/2005†	$17.34	$0.08	$0.93	$1.01	$(0.20)	$(2.35)

06/30/2005	17.17	0.16	0.49	0.65	(0.02)	(0.46)

06/30/2004	12.71	0.12	4.41	4.53	(0.07)	0.00

06/30/2003	13.73	0.11	(0.55)	(0.44)	0.00	(0.58)

06/30/2002	16.09	0.09	(0.54)	(0.45)	0.00	(1.91)

06/30/2001	11.35	0.15	4.69	4.84	(0.10)	0.00

PEA Equity Premium Strategy Fund
Institutional Class 12/31/2005†	$8.04	$0.03	$0.37	$0.40	$(0.01)	$0.00

06/30/2005	7.66	0.11	0.36	0.47	(0.09)	0.00

06/30/2004	6.57	0.12	1.10	1.22	(0.13)	0.00

06/30/2003	7.03	0.12	(0.47)	(0.35)	(0.11)	0.00

06/30/2002	9.25	0.12	(2.29)	(2.17)	(0.05)	0.00

06/30/2001	12.98	0.11	(0.16)	(0.05)	(0.05)	(3.63)

Administrative Class 12/31/2005†	$8.02	$0.02	$0.36	$0.38	$0.00	$0.00

06/30/2005	7.65	0.09	0.35	0.44	(0.07)	0.00

06/30/2004	6.55	0.10	1.11	1.21	(0.11)	0.00

06/30/2003	7.00	0.09	(0.46)	(0.37)	(0.08)	0.00

06/30/2002	9.23	0.09	(2.27)	(2.18)	(0.05)	0.00

04/16/2001 - 06/30/2001	8.93	0.01	0.29	0.30	0.00	0.00

†	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding trustees’ expense is 1.10%.
(c)	If the investment manager had not waived the administrative expenses, the ratio of expenses to average net assets would have been 0.76%.
(d)

Repayments by the investment manager increased the end of period net asset value per share by $0.02 and total return by 0.07%. If the investment manager had not made repayments, end of period net asset value and total return would have been $24.76 and (1.34)%, respectively.

(e)	Ratio of expenses to average net assets excluding trustees’ expense is 0.85%.
(f)	Ratio of expenses to average net assets excluding trustees’ expense is 0.70%.
(g)	Ratio of expenses to average net assets excluding trustees’ expense is 0.95%.
(h)

Repayments by the investment manager increased the end of period net asset value per share by $0.02 and total return by 0.06%. If the investment manager had not made repayments, end of period net asset value and total return would have been $24.51 and (1.55)%, respectively.

(i)

Repayments by the investment manager increased the end of period net asset value per share by $0.01 and total return by 0.04%. If the investment manager had not made repayments, end of period net asset value and total return would have been $17.61 and 3.94%, respectively.

(j)

Repayments by the investment manager increased the end of period net asset value per share by $0.01 and total return by 0.04%. If the investment manager had not made repayments, end of period net asset value and total return would have been $17.33 and 3.73%, respectively.

58   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Tax Basis Return of Capital	Total Distributions	Fund Redemption Fees (a)		Net Asset Value End of Period		Total Return		Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.17)	$0.00		$10.53		4.31%		$3,178	0.72	%* (m)	0.55	%*	48%

0.00	0.00	0.00		10.26		2.60		3,049	0.70	* (c)	1.14	*	13

$0.00	$(4.23)	$0.00	(n)	$22.00	(o)	5.81	% (o)	$84,185	0.86	%* (q)	0.53	%*	44%

0.00	0.00	0.00		24.78	(d)	(1.27	) (d)	149,294	0.86	(e)	0.38		101

0.00	0.00	0.00		25.10		44.34		305,637	0.86	(e)	0.21		60

0.00	(0.69)	0.00		17.39		(5.60)		167,562	0.86	(e)	0.48		76

0.00	(1.32)	0.00		19.26		5.89		140,322	0.86	(e)	0.47		109

0.00	(1.23)	0.00		19.38		38.88		42,514	0.85		0.95		138

$0.00	$(4.23)	$0.00	(n)	$21.69	(p)	5.62	% (p)	$189,472	1.11	%* (r)	0.28	%*	44%

0.00	0.00	0.00		24.53	(h)	(1.49	) (h)	189,795	1.11	(b)	0.15		101

0.00	0.00	0.00		24.90		43.93		175,132	1.11	(b)	(0.04)		60

0.00	(0.69)	0.00		17.30		(5.44)		67,270	1.11	(b)	0.23		76

0.00	(1.32)	0.00		19.13		5.70		42,939	1.11	(b)	0.27		109

0.00	(1.22)	0.00		19.29		38.50		3,288	1.10		0.74		138

$0.00	$(2.58)	$0.00	(n)	$16.08		5.81%		$98,256	0.72	%* (s)	1.21	%*	34%

0.00	(0.54)	0.00		17.62	(i)	3.98	(i)	128,968	0.71	(f)	1.20		101

0.00	(0.08)	0.00		17.46		36.10		191,216	0.71	(f)	1.00		67

0.00	(0.58)	0.00		12.90		(2.40)		80,389	0.70		1.27		152

0.00	(1.91)	0.00		13.89		(3.31)		66,457	0.70		0.87		190

0.00	(0.12)	0.00		16.20		43.07		67,601	0.70		1.31		204

$0.00	$(2.55)	$0.00	(n)	$15.80		5.71%		$86,459	0.96	%* (t)	0.95	%*	34%

0.00	(0.48)	0.00		17.34	(j)	3.77	(j)	117,497	0.96	(g)	0.95		101

0.00	(0.07)	0.00		17.17		35.72		96,072	0.96	(g)	0.76		67

0.00	(0.58)	0.00		12.71		(2.65)		24,549	0.95		0.99		152

0.00	(1.91)	0.00		13.73		(3.67)		31,115	0.95		0.59		190

0.00	(0.10)	0.00		16.09		42.83		41,924	0.95		1.08		204

$0.00	$(0.01)	$0.00	(n)	$8.43		4.92%		$5,045	0.87	%* (u)	0.67	%*	77%

0.00	(0.09)	0.00		8.04		6.14	(k)	6,712	0.86	(e)	1.40		24

0.00	(0.13)	0.00		7.66		18.66		8,212	0.86	(e)	1.63		83

0.00	(0.11)	0.00		6.57		(4.81)		6,857	0.86	(e)	1.86		84

0.00	(0.05)	0.00		7.03		(23.45)		5,676	0.86	(e)	1.49		101

0.00	(3.68)	0.00		9.25		(3.08)		5,196	0.85		1.00		77

$0.00	$0.00	$0.00	(n)	$8.40		4.79%		$770	1.12	%* (v)	0.43	%*	77%

0.00	(0.07)	0.00		8.02		5.84	(l)	739	1.11	(b)	1.15		24

0.00	(0.11)	0.00		7.65		18.56		780	1.11	(b)	1.41		83

0.00	(0.08)	0.00		6.55		(5.17)		949	1.11	(b)	1.49		84

0.00	(0.05)	0.00		7.00		(23.69)		21,844	1.11	(b)	1.21		101

0.00	0.00	0.00		9.23		3.36		30,436	1.07	*	0.52	*	77

(k)	Repayments by the investment manager increased the total return by 0.05%. If the investment manager had not made repayments, total return would have been 6.09%.
(l)	Repayments by the investment manager increased the total return by 0.05%. If the investment manager had not made repayments, total return would have been 5.79%.
(m)	Ratio of expenses to average net assets excluding trustees’ expense is 0.71%.
(n)	Amount is less than $.01.
(o)

Payments from Affiliates increased the end of period net asset value per share by $0.03 and total return by 0.14%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $21.97 and 5.67%, respectively.

(p)

Payments from Affiliates increased the end of period net asset value per share by $0.03 and total return by 0.15%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $21.66 and 5.47%, respectively.

(q)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 0.85%.
(r)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.10%.
(s)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 0.70%.
(t)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 0.95%.
(u)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 0.86%.
(v)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.11%.

See accompanying notes  |  12.31.05  |  Allianz Funds Semi-Annual Report   59

Financial Highlights (cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Change in Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

PEA Growth Fund
Institutional Class
12/31/2005†	$18.76	$0.02	$1.49	$1.51	$0.00	$0.00

06/30/2005	18.13	0.11	0.52	0.63	0.00	0.00

06/30/2004	15.13	0.02	2.98	3.00	0.00	0.00

06/30/2003	16.35	0.03	(1.25)	(1.22)	0.00	0.00

06/30/2002	22.10	0.03	(5.62)	(5.59)	0.00	(0.16)

06/30/2001	35.17	(0.04)	(10.68)	(10.72)	0.00	(2.35)

Administrative Class
12/31/2005†	$18.39	$(0.01)	$1.46	$1.45	$0.00	$0.00

06/30/2005	17.81	0.07	0.51	0.58	0.00	0.00

06/30/2004	14.90	(0.03)	2.94	2.91	0.00	0.00

06/30/2003	16.15	(0.01)	(1.24)	(1.25)	0.00	0.00

06/30/2002	21.90	(0.02)	(5.57)	(5.59)	0.00	(0.16)

06/30/2001	34.95	(0.15)	(10.55)	(10.70)	0.00	(2.35)

PEA Opportunity Fund
Institutional Class
12/31/2005†	$18.95	$(0.07)	$1.49	$1.42	$0.00	$0.00

06/30/2005	17.86	(0.11)	1.20	1.09	0.00	0.00

06/30/2004	13.13	(0.09)	4.82	4.73	0.00	0.00

06/30/2003	12.68	(0.07)	0.52	0.45	0.00	0.00

06/30/2002	16.02	(0.09)	(3.25)	(3.34)	0.00	0.00

06/30/2001	27.43	(0.05)	(6.28)	(6.33)	0.00	(5.08)

Administrative Class
12/31/2005†	$18.74	$(0.09)	$1.47	$1.38	$0.00	$0.00

06/30/2005	17.70	(0.16)	1.20	1.04	0.00	0.00

06/30/2004	13.04	(0.13)	4.79	4.66	0.00	0.00

06/30/2003	12.63	(0.10)	0.51	0.41	0.00	0.00

06/30/2002	16.00	(0.12)	(3.25)	(3.37)	0.00	0.00

06/30/2001	27.44	(0.11)	(6.25)	(6.36)	0.00	(5.08)

PEA Target Fund
Institutional Class
12/31/2005†	$18.18	$(0.04)	$1.54	$1.50	$0.00	$0.00

06/30/2005	17.42	(0.05)	0.81	0.76	0.00	0.00

06/30/2004	13.48	(0.06)	4.00	3.94	0.00	0.00

06/30/2003	13.41	(0.04)	0.11	0.07	0.00	0.00

06/30/2002	19.37	(0.04)	(5.92)	(5.96)	0.00	0.00

06/30/2001	31.10	(0.08)	(7.62)	(7.70)	0.00	(4.03)

Administrative Class
12/31/2005†	$18.10	$(0.06)	$1.53	$1.47	$0.00	$0.00

06/30/2005	17.39	(0.09)	0.80	0.71	0.00	0.00

06/30/2004	13.48	(0.10)	4.01	3.91	0.00	0.00

06/30/2003	13.43	(0.07)	0.12	0.05	0.00	0.00

06/30/2002	19.45	(0.08)	(5.94)	(6.02)	0.00	0.00

06/30/2001	31.29	(0.15)	(7.66)	(7.81)	0.00	(4.03)

†	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding trustees’ expense is 0.75%.
(c)	Ratio of expenses to average net assets excluding trustees’ expense is 1.00%.
(d)

Repayments by the investment manager increased the end of period net asset value per share by $0.04 and total return by 0.27%. If the investment manager had not made repayments, end of period net asset value and total return would have been $18.09 and 19.56%, respectively.

(e)

Repayments by the investment manager increased the end of period net asset value per share by $0.03 and total return by 0.20%. If the investment manager had not made repayments, end of period net asset value and total return would have been $17.78 and 19.33%, respectively.

(f)

Repayments by the investment manager increased the end of period net asset value per share by $0.02 and total return by 0.12%. If the investment manager had not made repayments, end of period net asset value and total return would have been $18.74 and 3.35%, respectively.

(g)

Repayments by the investment manager increased the end of period net asset value per share by $0.03 and total return by 0.14%. If the investment manager had not made repayments, end of period net asset value and total return would have been $18.36 and 3.12%, respectively.

(h)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.15%.
(i)	Ratio of expenses to average net assets excluding trustees’ expense is 0.80%.
(j)	Ratio of expenses to average net assets excluding trustees’ expense is 1.05%.
(k)	Ratio of expenses to average net assets excluding trustees’ expense is 0.90%.
(l)	Ratio of expenses to average net assets excluding trustees’ expense is 1.15%.
(m)	Repayments by the investment manager increased the total return by 0.02%. If the investment manager had not made repayments, total return would have been 35.72%.

60   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Tax Basis Return of Capital	Total Distributions	Fund Redemption Fees (a)		Net Asset Value End of Period		Total Return		Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$0.00	$0.00	$0.00	(s)	$20.27		8.05%		$5,093	0.76	%* (t)	0.17	%*	57%

0.00	0.00	0.00		18.76	(f)	3.47	(f)	6,645	0.76	(b)	0.58		39

0.00	0.00	0.00		18.13	(d)	19.83	(d)	7,497	0.76	(b)	0.09		71

0.00	0.00	0.00		15.13		(7.46)		15,833	0.76	(b)	0.20		70

0.00	(0.16)	0.00		16.35		(25.42)		21,835	0.76	(b)	0.14		76

0.00	(2.35)	0.00		22.10		(32.11)		25,645	0.75		(0.15)		85

$0.00	$0.00	$0.00	(s)	$19.84		7.88%		$104	1.01	%* (u)	(0.08	)%*	57%

0.00	0.00	0.00		18.39	(g)	3.26	(g)	99	1.01	(c)	0.38		39

0.00	0.00	0.00		17.81	(e)	19.53	(e)	145	1.01	(c)	(0.15)		71

0.00	0.00	0.00		14.90		(7.74)		219	1.01	(c)	(0.06)		70

0.00	(0.16)	0.00		16.15		(25.65)		4,036	1.01	(c)	(0.12)		76

0.00	(2.35)	0.00		21.90		(32.26)		5,241	1.00		(0.50)		85

$0.00	$0.00	$0.00	(s)	$20.37	(v)	7.44	% (v)	$35,264	0.91	%* (2)	(0.65	)%*	79%

0.00	0.00	0.00		18.95		6.10	(o)	36,853	0.91	(k)	(0.64)		139

0.00	0.00	0.00		17.86		36.02		53,116	0.91	(k)	(0.58)		184

0.00	0.00	0.00		13.13		3.55		59,068	0.91	(k)	(0.68)		214

0.00	0.00	0.00		12.68		(20.85)		69,091	0.91	(k)	(0.62)		201

0.00	(5.08)	0.00		16.02		(25.48)		84,567	0.90		(0.27)		237

$0.00	$0.00	$0.00	(s)	$20.12	(w)	7.31	% (w)	$2,959	1.16	%* (h)	(0.90	) %*	79%

0.00	0.00	0.00		18.74		5.88	(p)	3,411	1.16	(l)	(0.89)		139

0.00	0.00	0.00		17.70		35.74	(m)	3,647	1.17	(h)	(0.79)		184

0.00	0.00	0.00		13.04		3.25		3,562	1.16	(l)	(0.93)		214

0.00	0.00	0.00		12.63		(21.06)		6,766	1.16	(h)	(0.88)		201

0.00	(5.08)	0.00		16.00		(25.57)		7,309	1.15		(0.52)		237

$0.00	$0.00	$0.00	(s)	$19.68	(x)	8.25	% (x)	$25,764	0.82	%* (z)	(0.37	)%*	63%

0.00	0.00	0.00		18.18		4.36	(q)	57,815	0.81	(i)	(0.30)		103

0.00	0.00	0.00		17.42		29.23		61,005	0.81	(i)	(0.37)		96

0.00	0.00	0.00		13.48		0.52		46,106	0.81	(i)	(0.31)		105

0.00	0.00	0.00		13.41		(30.77)		44,689	0.81	(i)	(0.24)		114

0.00	(4.03)	0.00		19.37		(27.47)		22,228	0.80		(0.35)		109

$0.00	$0.00	$0.00	(s)	$19.57	(y)	8.12	% (y)	$226	1.07	%* (1)	(0.60	)%*	63%

0.00	0.00	0.00		18.10		4.08	(r)	206	1.06	(j)	(0.55)		103

0.00	0.00	0.00		17.39		29.01	(n)	335	1.06	(j)	(0.62)		96

0.00	0.00	0.00		13.48		0.37		285	1.06	(j)	(0.59)		105

0.00	0.00	0.00		13.43		(30.95)		4,518	1.06	(j)	(0.52)		114

0.00	(4.03)	0.00		19.45		(27.67)		6,408	1.05		(0.60)		109

(n)	Repayments by the investment manager increased the total return by 0.03%. If the investment manager had not made repayments, total return would have been 28.98%.
(o)	Repayments by the investment manager increased the total return by 0.01%. If the investment manager had not made repayments, total return would have been 6.09%.
(p)	Repayments by the investment manager increased the total return by 0.01%. If the investment manager had not made repayments, total return would have been 5.87%.
(q)	Repayments by the investment manager increased the total return by 0.02%. If the investment manager had not made repayments, total return would have been 4.34%.
(r)	Repayments by the investment manager increased the total return by 0.02%. If the investment manager had not made repayments, total return would have been 4.06%.
(s)	Amount is less than $.01.
(t)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 0.75%.
(u)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.00%.
(v)

Payments from Affiliates increased the end of period net asset value by $0.01 per share and total return by 0.05%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $20.36 and 7.39%, respectively.

(w)

Payments from Affiliates increased the end period net asset value by $0.01 per share and total return by 0.05%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $20.11 and 7.26%, respectively.

(x)

Payments from Affiliates increased the end of period net asset value by $0.01 and total return by 0.05%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $19.67 and 8.20%, respectively.

(y)

Payments from Affiliates increased the end of period net asset by $0.01 and total return by 0.05%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $19.56 and 8.07%, respectively.

(z)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 0.80%.
(1)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.05%.
(2)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 0.90%.

See accompanying notes  |  12.31.05  |  Allianz Funds Semi-Annual Report   61

Notes to Financial Statements (unaudited)
December 31, 2005

1. Organization
Allianz Funds (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Massachusetts business trust. The Trust currently consists of thirty-two separate investment funds (the “Funds”). The Trust may offer up to seven classes of shares: Institutional, Administrative, A, B, C, D and R. Information presented in these financial statements pertains to the Institutional and Administrative Classes (the “Institutional Classes”) of the Trust. Certain detailed financial information for the A, B, C, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

          Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

          Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open, or if no sales are reported, as is the case for most securities traded over-the counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The market value for NASDAQ National Market and Small-Cap securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price.

          The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Fund’s NAV is calculated. With respect to certain foreign securities, the Funds may fair value securities using modeling tools provided by third-party vendors. The Funds retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the AMM Asset Allocation, NFJ Dividend Value, NFJ International Value, NFJ Large-Cap Value and PEA Equity Premium Strategy Funds, are declared and distributed to shareholders annually. Dividends from net investment income, if any, of the AMM Asset Allocation, NFJ Dividend Value, NFJ International Value, NFJ Large-Cap Value and PEA Equity Premium Strategy Funds, are declared and distributed to shareholders quarterly. Net long-term capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

          Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

          Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multi-Class Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income, non-class specific expenses, and realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

62   Allianz Funds Semi-Annual Report   |  12.31.05

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Funds are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Foreign Taxes on Dividends. Dividend income in the Statements of Operations is shown net of foreign taxes withheld on dividends from foreign securities. Foreign taxes withheld were as follows: NFJ Dividend Value Fund — $38,105; NFJ International Value Fund — $17,369; NFJ Small-Cap Value Fund — $97,131; OCC Core Equity Fund — $104; OCC Renaissance Fund — $104,567; OCC Value Fund — $87,385; PEA Equity Premium Strategy Fund — $4,296; and PEA Growth Fund — $30,704.

Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment adviser) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts, and believe the risk of loss to be remote.

Options Contracts. Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

          Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Securities Lending. Each Fund, except the AMM Asset Allocation Fund, may engage in securities lending. The loans are secured by collateral at least equal, at all times, to the market value of the loaned securities. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Security lending income is disclosed as such in the Statements of Operations. Income generated from the investment of cash collateral, less negotiated rebate fees paid to borrowers and transaction costs, is divided between the Fund and Dresdner Bank AG, an affiliate. The amount paid to Dresdner Bank AG for the period ended December 31, 2005 was $607,217. Cash collateral received for securities on loan is invested in securities identified in the Schedule of Investments and the corresponding liability is recognized as such in the Statements of Assets and Liabilities. Loans are subject to termination at the option of the borrower or the Fund.

          Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders’, administration and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Fund also bears the risk of loss in the event the securities purchased with cash collateral depreciate in value. Dresdner Bank AG, a direct subsidiary to Allianz AG, is the securities lending agent for the Trust.

12.31.05   |  Allianz Funds Semi-Annual Report   63

Notes to Financial Statements (unaudited) (cont.)
December 31, 2005

3. Fees, Expenses, and Related Party Transactions
Investment Advisory Fee. Allianz Global Investors Fund Management LLC (“AGIFM”) is an indirect subsidiary of Allianz Global Investors of America L.P. and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at the annual rate as noted in the table below.

          Each of the Funds also have a sub-advisor, which under supervision of AGIFM, directs the investments of the Fund’s assets. The advisory fees received by the Adviser are paid all or in part to the sub-advisors in accordance with the portfolio management agreements.

          The AMM Asset Allocation Fund does not pay any fees to the Adviser under the Trust’s investment advisory contract in return for the advisory and asset allocation services provided by the Adviser. The Fund does, however, indirectly pay its proportionate share of the advisory fees paid to the Adviser and Pacific Investment Management Company (PIMCO), an affiliate, by the Underlying Funds in which it invests.

Administration Fee. The Adviser provides administrative services to the Trust for which it receives from each Fund a monthly administration fee. The Administration Fee for all classes is charged at an annual rate as noted in the following table:

	Investment Advisory Fee	Administration Fee*

	All Classes	Inst’l Class(1)		Admin. Class(1)		Class A, B and C(2)		Class D(2)		Class R(2)

AMM Asset Allocation Fund	0.00%	0.15	%(3)	N/A		0.40%		N/A		N/A
CCM Capital Appreciation Fund	0.45%	0.25%		0.25%		0.40%		0.40%		0.40%
CCM Emerging Companies Fund	1.25%	0.25%		0.25%		N/A		N/A		N/A
CCM Focused Growth Fund	0.45%	0.25%		N/A		N/A		N/A		N/A
CCM Mid-Cap Fund	0.45%	0.25%		0.25%		0.40%		0.40%		0.40%
NFJ Dividend Value Fund	0.45%	0.25%		0.25%		0.40%		0.40%		0.40%
NFJ International Value Fund	0.60%	0.45%		N/A		0.60%		0.60%		N/A
NFJ Large-Cap Value Fund	0.45%	0.25%		N/A		0.40%		0.40%		N/A
NFJ Small-Cap Value Fund	0.60%	0.25	%(4)	0.25	%(4)	0.40	%(5)	0.40	%(5)	0.40	%(5)
OCC Core Equity Fund	0.45%	0.25%		N/A		0.40%		0.40%		N/A
OCC Renaissance Fund	0.60%	0.25	%(4)	0.25	%(4)	0.40	%(5)	0.40	%(5)	0.40	%(5)
OCC Value Fund	0.45%	0.25	%(4)	0.25	%(4)	0.40	%(5)	0.40	%(5)	0.40	%(5)
PEA Equity Premium Strategy Fund	0.60%	0.25%		0.25%		0.40%		0.40%		0.40%
PEA Growth Fund	0.50%	0.25%		0.25%		0.40%		0.40%		0.40%
PEA Opportunity Fund	0.65%	0.25%		0.25%		0.40%		N/A		N/A
PEA Target Fund	0.55%	0.25%		0.25%		0.39%		0.39%		N/A

(1)

Effective January 1, 2006 the Administrative Fee rate for Inst’l and Admin Classes is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $500 million, and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion.

(2)

The Administrative Fee rate for Classes A, B, C, D, R is subject to a reduction of 0.025% to extent the aggregate average daily net assets of the Fund exceed $500 million, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $5 billion, each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D, and R shares.

(3)

The Adviser has voluntarily undertaken to waive a portion of the administration fees it is entitled to receive for Institutional Class shares of the AMM Asset Allocation Fund until further notice. As a result, while the waiver is in effect, the Fund will pay Administration fees to the Adviser at the rate of 0.10%, and the reduction in the Administrative Fee rate for Inst’l and Admin Classes outlined in footnote 1 (above) will not reduce the Fund’s Administrative Fee below 0.10%.

(4)

Effective January 1, 2006 the Administrative Fee rate for the NFJ Small-Cap Value Fund, the OCC Renaissance Fund and the OCC Value Fund Inst’l and Admin Classes is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion.

(5)

The Administrative Fee rate for the NFJ Small-Cap Value Fund, the OCC Renaissance Fund and the OCC Value Fund Classes A, B, C, D, R is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion, an additional 0.05% to the extent the aggregate average daily net assets of the Fund exceed $5 billion and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $7.5 billion, each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D, and R shares.

*

Effective January 1, 2006, to the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.

Redemption Fees. Investors in the Funds will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within the “Holding Period,” including shares acquired through exchanges. The following shows the applicable Holding Period for each Fund:

Fund	7 days	30 days

AMM Asset Allocation, CCM Capital Appreciation,	*
CCM Emerging Companies, CCM Focused Growth,
CCM Mid-Cap, NFJ Dividend Value, NFJ Large-Value,
NFJ Small-Cap Value, OCC Core Equity, OCC
Renaissance, OCC Value, PEA Equity Premium Strategy,
PEA Growth, PEA Opportunity and PEA Target Funds
NFJ International Value Fund		*

          For example, for Funds that are subject to a 7-day Holding Period, beginning on the 8th day after their acquisition, Fund shares will no longer be subject to the Redemption Fee. The Redemption Fees discussed above are effective for shares acquired (including shares acquired through exchange) on or after November 1, 2005. For shares acquired prior to November 1, 2005, the Holding Period for redemptions was 60 days.

          In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries,

64   Allianz Funds Semi-Annual Report  |  12.31.05

there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

          A new Holding Period begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A, which is subject to a 7-day Holding Period, are exchanged for shares of Fund B, which is subject to a 30-day Holding Period, 5 days after the purchase of the Fund A shares, followed in 29 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange).

          Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by the Adviser, the Fund’s Sub-Adviser, or the Distributor.Redemption Fees are not sales loads or contingent deferred sales charges. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

          The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices, and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs.

Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (“AGID”) serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class shares, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of December 31, 2005.

          Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution	Servicing
	Fee (%)	Fee (%)

Class A
All Funds	—	0.25

Class B
All Funds	0.75	0.25

Class C
All Funds	0.75	0.25

Class D
All Funds	—	0.25

Class R
All Funds	0.25	0.25

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, B and C shares. For the period ended December 31, 2005, AGID received $505,609 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of AGIFM or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of AGIFM or the Trust, and any counsel or other experts retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the estimated annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

          Trustees, other than those affiliated with Allianz, Allianz Global Investors of America L.P. (“Allianz”), a Sub-Adviser, or Pacific Investment Management LLC (“Pacific Investment Management Company”), receive a quarterly retainer of $20,000 ($40,000 for the Chairman), plus $3,000 for each Board of Trustees meeting attended in person and $1,000 for each meeting attended telephonically. Each member of a Committee (other than the Valuation Committee) receives a $10,000 annual retainer per Committee. Each Committee Chairman (other than the Chairman of the Valuation Committee) receives an additional annual retainer of $3,000. In addition, the Chairman of the Board has the authority to cause the Funds to incur costs of up to $20,000 for any staff or other expenses the Chairman believes are required to support the position. If in the judgment of the Independent Trustees, it is necessary or appropriate for any Independent Trustee, including the Chairman, to perform services in connection with (i) extraordinary Fund activities or circumstances or actual or threatened litigation or (ii) an investigation of a regulatory or investment matter, the Trustee shall be compensated for such services at the rate of $2,500 per day plus reimbursement of reasonable expenses.

          Trustees do not currently receive any pension or retirement benefits from the Trust or the Fund Complex, although certain former Trustees may receive compensation for providing advisory and consulting services to the Board of Trustees. The Trust has adopted a deferred compensation plan for the Trustees, which went into place during 1996, which permits the Trustees to defer their receipt of compensation from the Trust, at their election, in accordance with the terms of the plan. Under the plan, each Trustee may elect not to receive fees from the Trust on a current basis but to receive in a subsequent period an amount equal to the value of such fees if they had been invested in a Fund or Funds selected by the Trustees on the normal payment dates for such fees. As a result of this arrangement, the Trust, upon making the deferred payments, will be in substantially the same financial position as if the deferred fees had been paid on the normal payment dates and immediately reinvested in shares of the Fund(s) selected by the Trustees.

12.31.05  |  Allianz Funds Semi-Annual Report   65

Notes to Financial Statements (unaudited) (cont.)
December 31, 2005

4. Purchases and Sales of Securities
The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

          Purchases and sales of the non-U.S. Government/Agency securities (excluding short-term investments) for the period ended December 31, 2005, were as follows (amounts in thousands):

	Purchases	Sales

AMM Asset Allocation Fund	$16,853	$10,319
CCM Capital Appreciation Fund	951,119	755,103
CCM Emerging Companies Fund	466,403	488,266
CCM Focused Growth Fund	3,200	2,793
CCM Mid-Cap Fund	1,042,822	802,283
NFJ Dividend Value Fund	561,701	98,362
NFJ International Value Fund	24,071	1,472
NFJ Large-Cap Value Fund	27,608	10,103
NFJ Small-Cap Value Fund	826,502	673,854
OCC Core Equity Fund	1,544	1,463
OCC Renaissance Fund	1,861,364	3,292,879
OCC Value Fund	819,199	1,428,238
PEA Equity Premium Strategy Fund	54,372	66,372
PEA Growth Fund	336,688	413,156
PEA Opportunity Fund	199,920	231,530
PEA Target Fund	491,267	613,278

5. Transactions in Options Written
Transactions in options written were as follows (amounts in thousands):

	PEA	PEA Equity Premium
	Growth Fund	Strategy Fund

	Premium

Balance at 06/30/2005	$648	$9
Sales	106	1,131
Closing Buys	(721)	(221)
Expirations	(0)	(251)
Exercises	(33)	(94)

Balance at 12/31/2005	$0	$574

6. In-Kind Transactions
For the period ended December 31, 2005, the CCM Emerging Companies Fund realized gains and losses from in-kind redemptions of approximately (amounts in thousands) as follows:

Realized	Realized
Gains	Losses

$7,809	$(311)

7. Underlying Funds
 The AMM Asset Allocation Fund invests all of its assets in underlying Funds. Accordingly, the Fund’s investment performance depends upon a favorable allocation among the underlying Funds as well as the ability of the underlying Funds to achieve their objectives. There can be no assurance that the investment objective of any underlying Fund will be achieved.

          The Adviser serves as investment adviser for each of the underlying stock Funds, except that its affiliate is the sole investment adviser to PIMCO StocksPLUS Fund. The Adviser retains sub-advisory firms to manage the portfolios of other underlying stock Funds. These firms include Cadence Capital Management LLC, RCM Capital Management LLC, NFJ Investment Group L.P. and PEA Capital LLC. Each sub-advisory firm, with the exception of Cadence Capital Management LLC, is an affiliate of the Adviser and PIMCO. PIMCO is the sole investment adviser to each of the underlying bond Funds.

8. Risk Factors of the AMM Asset Allocation Fund
 Investing in the underlying Funds through the AMM Asset Allocation Fund (the “Fund”) involves certain additional expenses and tax results that would not be present in a direct investment in the underlying Funds. Under certain circumstances, an underlying Fund may pay a redemption request by the AMM Asset Allocation Fund wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Fund may hold securities distributed by an underlying Fund until the Adviser determines that it is appropriate to dispose of such securities.

          Each of the underlying Funds may invest in certain specified derivative securities including: interest rate swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain of the underlying Funds may invest in restricted securities; instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers. These underlying Funds also may engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain of the underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts, foreign derivative securities including futures contracts, options, interest rate and currency swap transactions, and various other investment vehicles, each with inherent risks.

          The officers and directors of the Trust also serve as officers and directors/trustees of the underlying Funds. Conflicts may arise as these individuals seek to fulfill their fiduciary responsibilities to both the Fund and underlying Funds.

66   Allianz Funds Semi-Annual Report  |  12.31.05

9. Federal Income Tax Matters
As of December 31, 2005, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal	Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	(Depreciation )	(Depreciation)	(1)

AMM Asset Allocation Fund	$232,330	$24,520	$ (1,855)	$ 22,665
CCM Capital Appreciation Fund	1,296,288	151,387	(8,151)	143,236
CCM Emerging Companies Fund	747,778	94,510	(11,093)	83,417
CCM Focused Growth Fund	3,662	614	(18)	596
CCM Mid-Cap Fund	1,326,164	160,420	(14,658)	145,762
NFJ Dividend Value Fund	1,450,629	113,485	(19,583)	93,902
NFJ International Value Fund	32,775	2,203	(209)	1,994
NFJ Large-Cap Value Fund	78,695	5,264	(1,894)	3,370
NFJ Small-Cap Value Fund	3,835,759	755,058	(120,886)	634,172
OCC Core Equity Fund	3,140	227	(72)	155
OCC Renaissance Fund	3,936,106	403,222	(73,360)	329,862
OCC Value Fund	2,264,804	152,624	(32,936)	119,688
PEA Equity Premium Strategy Fund	67,488	6,094	(1,375)	4,719
PEA Growth Fund	544,349	106,301	(7,478)	98,823
PEA Opportunity Fund	267,972	36,778	(6,053)	30,725
PEA Target Fund	802,885	141,719	(12,356)	129,363

(1)

Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to return of capital adjustments from real estate investment trust, tax straddle deferrals, and wash sale loss deferrals for federal income tax purposes.

10. Affiliated Transactions
 The underlying Funds of the AMM Asset Allocation Fund are considered to be affiliated with the Trust. The table below shows the transactions in and earnings from investments in these affiliated funds for the six months ended December 31, 2005 (amounts in thousands):

				Unrealized			Net Capital and
	Market Value	Purchases	Proceeds	Appreciation	Market Value	Dividend	Realized
Underlying Fund	6/30/2005	at Cost	from Sales	(Depreciation )	12/31/2005	Income	Gain (Loss	)

CCM Capital Appreciation	$2,103	$4	$0	$(78)	$2,269	$4	$0
CCM Mid-Cap	1,873	0	0	337	2,040	0	0
Emerging Markets Bond	866	63	0	128	928	25	28
Foreign Bond
(U.S. Dollar-Hedged)	2,606	212	25	(21)	2,704	42	82
High Yield	5,247	374	93	182	5,458	193	0
NACM International	33,723	1,213	4,444	6,074	36,378	270	1,413
NFJ Small-Cap Value	6,640	664	75	1,932	6,921	143	534
OCC Renaissance	16,211	3,253	234	1,824	17,401	0	2,816
OCC Value	12,216	1,826	125	1,754	12,829	182	1,624
PEA Growth	1,465	0	0	(562)	1,583	0	0
PEA Opportunity	8,109	0	220	2,313	8,488	0	24
PEA Target	2,243	0	0	(131)	2,428	0	0
RCM Large-Cap Growth	21,010	288	1,250	3,608	22,034	57	88
RCM Mid-Cap	15,896	31	1,248	4,201	16,576	0	108
Short-Term	4,802	303	80	(24)	5,011	86	0
StocksPLUS	32,777	474	458	2,167	34,120	247	(20)
Total Return	73,897	8,147	2,066	(1,039)	77,827	1,573	544

Totals	$241,684	$16,852	$10,318	$22,665	$254,995	$2,822	$7,241

12.31.05  |  Allianz Funds Semi-Annual Report   67

Notes to Financial Statements (unaudited) (cont.)
 December 31, 2005

          An affiliate may include any company in which the NFJ Small-Cap Fund owns 5% or more of its outstanding voting securities. On December 31, 2005, the Fund held 5% or more of the outstanding voting securities of the following companies (amounts in thousands):

			Unrealized
	Market Value	Purchases	Proceeds	Appreciation	Market Value	Dividend	Realized
Issuer Name	6/30/2005	at Cost	from Sales	(Depreciation)	12/31/2005	Income	Gain (Loss)

Cato Corp., Class A	$31,780	$0	$0	$13,995	$33,011	$400	$0
Handleman Co.	18,442	0	0	(6,375)	13,873	179	0
Iowa Telecommunications Services, Inc.	31,125	2,652	0	(6,997)	27,882	1,458	0
Journal Register, Co.	0	37,939	0	(2,059)	35,880	37	0
Landry’s Restaurants, Inc.	32,046	9,882	0	3,654	37,795	118	0
M/I Homes, Inc.	34,624	13,358	574	(1,394)	37,371	39	174

Totals	$148,017	$63,831	$574	$824	$185,812	$2,231	$174

			% of
Issuer Name	% Holding	Cost	Net Assets

Cato Corp., Class A	5.04%	$19,016	0.87%
Handleman Co.	5.42	20,248	0.36
Iowa Telecommunications Services, Inc.	5.75	34,879	0.74
Journal Register, Co.	5.87	37,939	0.95
Landry’s Restaurants, Inc.	6.55	34,141	1.00
M/I Homes, Inc.	6.44	38,765	0.99

		$184,988	4.91%

          An affiliate may include any company in which the OCC Renaissance Fund owns 5% or more of its outstanding voting securities. The table below shows the transactions in and earnings from investments in this affiliated company for the six months ended 12/31/2005. (amounts in thousands):

			Unrealized				Net Capital and
	Market Value	Purchases	Proceeds	Appreciation	Market Value	Dividend	Realized
Issuer Name	6/30/2005	at Cost	from Sales	(Depreciation)	12/31/2005	Income	Gain (Loss)

Chemtura Corp.	$95,815	$0	$82,620	$0	$0	$594	$40,043

          Certain additional purchases of existing portfolio holdings that were not considered affiliates in prior years, resulted in the Funds owning more than 5% of the outstanding shares of certain issues at December 31, 2005. Therefore, the cost and market value of the affiliate disclosure above include both acquisitions of new investment and prior year holdings that became affiliates during the current period.

11. Shares of Beneficial Interest
The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	AMM Asset Allocation Fund				CCM Capital Appreciation Fund				CCM Emerging Companies Fund

	Six Months Ended		Year Ended		Six Months Ended		Year Ended		Six Months Ended		Year Ended
	12/31/05		6/30/05		12/31/05		6/30/05		12/31/05		6/30/05
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Institutional Class	13	$154	74	$804	2,638	$50,486	2,477	$43,253	2,000	$48,510	9,218	$207,536

Administrative Class	0	0	0	0	8,754	164,807	3,545	60,812	339	7,920	1,164	24,981

Other Classes	2,522	28,718	7,748	83,362	6,452	118,668	10,609	180,873	0	0	0	0

Issued in reinvestment of distributions
Institutional Class	1	14	2	25	26	523	72	1,298	1,809	42,783	2,208	49,646

Administrative Class	0	0	0	0	25	495	69	1,226	200	4,549	208	4,526

Other Classes	220	2,552	270	2,963	5	80	38	648	0	0	0	0

Cost of shares redeemed
Institutional Class	(29)	(336)	(181)	(2,008)	(1,070)	(20,544)	(6,110)	(103,088)	(3,313)	(81,338)	(6,330)	(141,771)

Administrative Class	0	0	0	0	(1,948)	(36,649)	(2,035)	(34,500)	(262)	(6,029)	(1,502)	(32,466)

Other Classes	(2,581)	(29,279)	(5,034)	(54,139)	(5,009)	(91,581)	(5,898)	(96,503)	0	0	0	0

Net increase (decrease)resulting from Fund share transactions	146	$1,823	2,879	$31,007	9,873	$186,285	2,767	$54,019	773	$16,395	4,966	$112,452

68  Allianz Funds Semi-Annual Report   |   12.31.05

	CCM Focused Growth Fund				CCM Mid-Cap Fund				NFJ Dividend Value Fund

	Six Months Ended 12/31/05		Year Ended 6/30/05		Six Months Ended 12/31/05		Year Ended 6/30/05		Six Months Ended 12/31/05		Year Ended 6/30/05
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Institutional Class	92	$773	189	$1,394	7,299	$194,921	3,602	$83,787	4,154	$59,853	3,411	$45,591

Administrative Class	0	0	0	0	2,419	63,302	3,763	87,016	7	118	34	437

Other Classes	0	0	0	0	7,520	191,047	7,937	182,547	36,487	514,547	34,895	459,342

Issued in reinvestment of distributions
Institutional Class	0	0	0	3	0	0	0	0	373	5,396	242	3,240

Administrative Class	0	0	0	0	0	0	0	0	4	49	4	55

Other Classes	0	0	0	0	0	0	0	0	1,607	22,936	635	8,418

Cost of shares redeemed
Institutional Class	(42)	(349)	(111)	(809)	(1,445)	(38,943)	(4,484)	(98,265)	(966)	(13,893)	(796)	(10,571)

Administrative Class	0	0	0	0	(4,151)	(108,342)	(2,093)	(45,890)	(7)	(103)	(49)	(646)

Other Classes	0	0	0	0	(2,874)	(73,029)	(4,476)	(97,669)	(4,416)	(62,239)	(4,402)	(57,306)

Net increase (decrease)resulting from Fund share transactions	50	$424	78	$588	8,768	$228,956	4,249	$111,526	37,243	$526,664	33,974	$448,560

	NFJ International Value Fund				NFJ Large-Cap Value Fund				NFJ Small-Cap Value Fund

	Six Months Ended		Year Ended		Six Months Ended		Year Ended		Six Months Ended		Year Ended
	12/31/05		6/30/05		12/31/05		6/30/05		12/31/05		6/30/05
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Institutional Class	5	$95	6	$90	106	$1,766	289	$4,503	3,395	$109,787	6,226	$182,650

Administrative Class	0	0	0	0	0	0	0	0	4,902	153,956	11,984	342,720

Other Classes	1,612	26,853	90	1,381	1,706	27,965	2,617	40,754	10,782	335,293	23,144	656,083

Issued in reinvestment of distributions
Institutional Class	0	4	28	412	19	310	17	263	1,603	49,544	707	20,981

Administrative Class	0	0	0	0	0	0	0	0	1,871	56,200	686	19,875

Other Classes	14	248	0	5	85	1,413	37	572	6,457	191,722	4,029	115,396

Cost of shares redeemed
Institutional Class	(131)	(2,130)	(2)	(30)	(69)	(1,145)	(42)	(649)	(1,437)	(45,781)	(1,585)	(46,081)

Administrative Class	0	0	0	0	0	0	0	0	(2,286)	(71,391)	(2,499)	(70,652)

Other Classes	(65)	(1,121)	0	(5)	(621)	(10,186)	(338)	(5,151)	(9,977)	(309,277)	(20,456)	(574,194)

Net increase (decrease)resulting from Fund share transactions	1,435	$23,949	122	$1,853	1,226	$20,123	2,580	$40,292	15,310	$470,053	22,236	$646,778

	OCC Core Equity Fund				OCC Renaissance Fund				OCC Value Fund

	Six Months Ended		Year Ended		Six Months Ended		Year Ended		Six Months Ended		Year Ended
	12/31/05		6/30/05		12/31/05		6/30/05		12/31/05		6/30/05
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Institutional Class	0	$—	297	$2,970	592	$14,184	3,853	$95,793	579	$10,192	8,682	$150,984

Administrative Class	0	0	0	0	4,721	115,229	4,778	116,993	377	6,626	3,557	60,930

Other Classes	12	133	3	30	9,155	207,200	51,956	1,242,173	7,149	120,482	78,804	1,330,532

Issued in reinvestment of distributions
Institutional Class	5	52	0	0	529	11,654	0	0	725	11,863	408	7,306

Administrative Class	0	0	0	0	713	15,498	0	0	577	9,271	124	2,180

Other Classes	1	1	0	0	24,536	502,137	0	0	15,564	243,577	4,237	73,400

Cost of shares redeemed
Institutional Class	0	0	0	0	(3,318)	(80,832)	(10,006)	(248,019)	(2,515)	(44,139)	(12,725)	(222,455)

Administrative Class	0	0	0	0	(4,438)	(107,499)	(4,073)	(99,566)	(2,259)	(39,022)	(2,500)	(42,680)

Other Classes	(2)	(15)	0	0	(63,542)	(1,495,652)	(98,842)	(2,351,059)	(38,000)	(653,343)	(77,560)	(1,310,894)

Net increase (decrease)resulting from Fund share transactions	16	$171	300	$3,000	(31,052)	$(818,081)	(52,334)	$(1,243,685)	(17,803)	$(334,493)	3,027	$49,303

12.31.05   |   Allianz Funds Semi-Annual Report   69

Notes to Financial Statements (unaudited) (cont.)
December 31, 2005

	PEA Equity Premium Strategy Fund				PEA Growth Fund				PEA Opportunity Fund

	Six Months Ended		Year Ended		Six Months Ended		Year Ended		Six Months Ended		Year Ended
	12/31/05		6/30/05		12/31/05		6/30/05		12/31/05		6/30/05
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Institutional Class	21	$174	99	$780	14	$282	51	$935	103	$2,053	545	$9,670

Administrative Class	2	16	6	45	0	0	0	0	8	166	16	278

Other Classes	485	3,909	1,394	10,725	599	11,878	1,315	23,807	358	7,273	678	12,557

Issued in reinvestment of distributions
Institutional Class	0	3	9	72	0	0	0	0	0	0	0	0

Administrative Class	0	0	1	7	0	0	0	0	0	0	0	0

Other Classes	1	7	53	417	0	0	0	0	0	0	0	0

Cost of shares redeemed
Institutional Class	(258)	(2,129)	(346)	(2,699)	(117)	(2,354)	(111)	(1,974)	(315)	(6,278)	(1,576)	(27,554)

Administrative Class	(2)	(19)	(17)	(132)	0	(3)	(3)	(50)	(43)	(841)	(40)	(701)

Other Classes	(1,607)	(12,892)	(3,232)	(24,646)	(4,821)	(89,711)	(11,495)	(197,846)	(1,549)	(30,327)	(3,626)	(63,675)

Net increase (decrease)resulting from Fund share transactions	(1,358)	$(10,931)	(2,033)	$(15,431)	(4,325)	$(79,908)	(10,243)	$(175,128)	(1,438)	$(27,954)	(4,003)	$(69,425)

	PEA Target Fund

	Six Months Ended		Year Ended
	12/31/05		6/30/05
	Shares	Amount	Shares	Amount

Shares sold
Institutional Class	17	$318	280	$4,923

Administrative Class	1	8	2	41

Other Classes	870	15,633	3,005	48,720

Issued in reinvestment of distributions
Institutional Class	0	0	0	0

Administrative Class	0	0	0	0

Other Classes	0	0	0	0

Cost of shares redeemed
Institutional Class	(1,888)	(37,237)	(601)	(10,323)

Administrative Class	0	(4)	(10)	(178)

Other Classes	(6,783)	(115,054)	(15,015)	(230,821)

Net increase (decrease) resulting from Fund share transactions	(7,783)	$(136,336)	(12,339)	$(187,638)

12. Regulatory and Litigation Matters
On September 13, 2004, Allianz Global Investors Fund Management LLC (“AGIFM”), PEA Capital LLC (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), formerly known as PA Distributors LLC, reached an agreement with the SEC in settlement of a complaint filed against AGIFM, PEA, and AGID in the U.S. District Court in the Southern District of New York on May 6, 2004. The complaint alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund, the PEA Opportunity Fund and the PEA Target Fund. Under the terms of the settlement, AGIFM, PEA and AGID consented to the entry of an order by the Commission (the “SEC Order”) and, without admitting or denying the findings contained in the SEC Order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, AGIFM, PEA and AGID agreed to pay a civil monetary penalty of $40,000,000 and disgorgement of $10,000,000. The SEC Order requires AGIFM, PEA and AGID to retain an independent distribution consultant to develop a distribution plan in consultation with them and acceptable to the staff of the Commission and the Trust’s Independent Trustees. The distribution plan is to provide for shareholders of the noted Funds to receive, from the penalties and disgorgement paid according to the SEC Order, their proportionate share of losses alleged to have been incurred by the Funds due to market timing and a proportionate share of advisory fees paid by such Funds during the period of such market timing. The SEC Order reduces the $10,000,000 disgorgement by the approximately $1,600,000 paid by PEA in February 2004 to the Funds involved.

          On June 1, 2004, the Attorney General of the State of New Jersey announced that it had entered into a settlement agreement (the “New Jersey Settlement”) with AGID and PEA and their parent, Allianz Global Investors of America L.P. (“Allianz”), in connection with the complaint filed by the New Jersey Attorney General on February 17, 2004. The complaint alleged failure to disclose arrangements involving “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Target Fund and certain other affiliated funds. In the New Jersey Settlement, Allianz, AGID and PEA neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15,000,000 and $3,000,000 for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes.

          On September 15, 2004, AGIFM, PEA and AGID reached an agreement with the SEC in settlement of a subpoena issued to AGID on January 21, 2004 by the Commission captioned “Morgan Stanley (P-01021)” relating to revenue sharing and the use of brokerage commissions in connection with

70   Allianz Funds Semi-Annual Report   |   12.31.05

the sale of mutual fund shares. Under the terms of the settlement, AGIFM, PEA and AGID consented to the entry of an order by the SEC (the “SEC Directed Brokerage Order”) and agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, AGIFM and AGID agreed to pay jointly a civil money penalty of $4,000,000, PEA agreed to pay a civil money penalty of $1,000,000 and AGIFM, PEA and AGID agreed to pay jointly disgorgement of $6,602,000. The disgorgement for each Fund is based upon the amount of brokerage commissions from each Fund that the SEC Directed Brokerage Order found to have been paid in connection with shelf-space arrangements and is equal to the amount which was alleged to have been AGID’s benefit. Those amounts were paid on September 15, 2004.

          In a related action, AGID reached an agreement with the California Attorney General on September 15, 2004 in settlement of a subpoena issued to Allianz relating to revenue sharing and the use of brokerage commissions to pay for distribution. The settlement agreement resolves matters described in a complaint filed contemporaneously by the California Attorney General in the Superior Court of the State of California. Under the terms of the settlement, AGID agreed to pay $5,000,000 in civil penalties and $4,000,000 in recognition of the California Attorney General’s fees and costs associated with the investigation and related matters.

          Since February, 2004, AGIFM, PEA, AGID and certain of their affiliates and employees, the Funds, the Funds’ sub-advisers, other PIMCO Funds and the Trustees of the Trust have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. AGIFM, PEA, AGID and the Trust believe that other similar lawsuits may be filed in federal or state courts naming Allianz, AGIFM, PEA, AGID, the sub-advisers, the Funds, other PIMCO Funds, the Trust, the Trustees and/or their affiliates and employees.

          On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against AGIFM, PEA and AGID based on essentially the same circumstances as those cited in the 2004 settlements with the Securities and Exchange Commission and New Jersey Attorney General involving alleged “market timing” activities described above. The West Virginia Complaint alleges, among other things, that AGIFM, PEA and AGID improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by AGIFM and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, AGIFM, PEA and AGID, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with AGIFM in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

          On March 4, 2005, a putative class action lawsuit was filed in the Superior Court of Orange County, California against the Trust on behalf of holders of Class B shares of the Trust. The lawsuit seeks, among other things, relief from the obligation to pay a contingent deferred sales charge, or refunds of such charges already paid, on account of the purported market timing activity in certain Allianz Funds that is the subject of the regulatory proceedings discussed elsewhere in this subsection. On May 20, 2005, the Trust removed the action to the U.S. District Court for the Central District of California. On May 23, 2005, the Trust filed a Notice of Tag Along Action with the Judicial Panel on Multidistrict Litigation (“JPML”), seeking to transfer the case to the multidistrict litigation proceeding in Maryland (“Maryland MDL”). On June 13, 2005, the JPML issued a Conditional Transfer Order. The plaintiff has opposed the transfer to the Maryland MDL and on July 15, 2005 filed a motion to remand the case to a California state court.

          Under Section 9(a) of the Investment Company Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against AGIFM, PEA, AGID and/or Allianz, they and their affiliates (including the Funds’ sub-advisers) would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), AGIFM, PEA, AGID, Allianz and certain of their affiliates (including the sub-advisers) (together, the “Applicants”) sought exemptive relief from the SEC under Section 9(c) of the Investment Company Act. The SEC granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order. If the West Virginia Complaint were to result in a court injunction against AGIFM, PEA or AGID, then Allianz, AGIFM and certain of their affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted. It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However the Applicants believe that these matters are not likely to have a material adverse effect on the Funds or on the Applicant’s ability to perform their respective investment advisory or distribution services relating to the Funds.

13. Payments from Affiliates
          AGIFM has identified transactions in which certain Funds’ purchase of shares of exchange-traded index funds caused that Funds’ ownership of other investment companies to exceed the Funds’ investment guidelines, but not its fundamental investment restrictions or statutory limits. AGIFM and the Trustees reviewed the transactions, and AGIFM has reimbursed the Funds for losses identified in that review.

          As part of an SEC staff inquiry, the SEC has taken the position that certain purchases of exchange traded index funds caused certain Funds’ ownership of other investment companies to exceed the statutory limit on the ownership of voting stock. The SEC staff requested that AGIFM reimburse those Funds for losses and management fees attributable to the portions of the transactions which exceeded the statutory limit. Without conceding that those purchases exceeded the statutory limit, AGIFM has reimbursed the Funds for losses identified using the approach taken in connection with the reimbursement referred to above. There can be no assurance that the SEC staff will not assert a different measure of loss and, if so, additional amounts may be paid by AGIFM to those certain Funds.

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Notes to Financial Statements (unaudited) (cont.)
December 31, 2005

          The Funds reimbursed and the amount of such reimbursement, in dollars and on a per share basis, is set forth below:

	Amount	Amount
Fund	Reimbursed ($)	Reimbursed (per share)

OCC Renaissance Fund	$ 5,074,548	$ 0.03
PEA Target Fund	190,701	0.0045

          In a separate matter, during the six months ended December 31, 2005, PEA Capital reimbursed the PEA Opportunity Fund $165,257 ($0.01 per share) for realized gains resulting from a trading error.

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Board Approval of Investment Advisory
and Portfolio Management Agreements (unaudited)

The Investment Company Act of 1940 (the “Investment Company Act”) requires that both the full Board of Trustees and a majority of the Trustees who are not interested persons of the Trust (the “Independent Trustees”), voting separately, annually approve the continuation of the Trust’s Amended and Restated Investment Advisory Agreement on behalf of each Fund with Allianz Global Investors Fund Management LLC (the “Adviser”) and the Portfolio Management Agreements between the Adviser and the particular sub-adviser for each Fund (collectively, the “Agreements”). The sub-advisers for the Funds appearing in this report include Cadence Capital Management LLC (“CCM”), Oppenheimer Capital LLC (“OCC”), NFJ Investment Group L.P. (“NFJ”) and PEA Capital LLC (“PEA”) (collectively, the “Sub-Advisers”).

          At an in-person meeting held in December 2005, the Board and the Independent Trustees unanimously approved the continuation of each of the Agreements for an additional one-year period ending December 31, 2006. The material factors and conclusions that formed the basis of these approvals are required to be disclosed in this report and are discussed below.

Review Process
The Investment Company Act requires that the Trustees request and evaluate, and that the Adviser and the Sub-Advisers furnish, such information as may reasonably be necessary for the Trustees to evaluate the terms of the Agreements.

          The Board and/or the Independent Trustees (in certain cases through the Board’s Contracts Committee) met in person and telephonically a number of times from September to December 2005, both with management and in private sessions, for the specific purpose of considering the proposed continuation of the Agreements (the “contract review meetings”). In addition, the Trustees consider matters bearing on the Funds and their investment management and other arrangements at their regular meetings throughout the year, including reviews of investment results and performance data at each regular meeting and periodic presentations from the Sub-Advisers with respect to the Funds they manage.

          During the course of the contract review meetings, the Trustees met with and discussed the proposed continuation of the Agreements with representatives of the Adviser and the Sub-Advisers and received assistance and advice, including written memoranda, from counsel regarding the legal standards applicable to the consideration of advisory arrangements. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from management. The Independent Trustees were also assisted by an independent consultant and the Trust’s independent accountants who reviewed and provided analysis regarding certain information provided by the Adviser and the Sub-Advisers. During the course of the contract review meetings, the Independent Trustees made various requests for additional information or explanations from management regarding information that had been provided, to which management responded either orally or in writing.

          In their deliberations, the Trustees did not identify any particular information that was all-important or controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Furthermore, it is important to recognize that the Funds’ investment management and related fee arrangements are the result of years of review and discussion and that certain aspects of such arrangements may receive greater scrutiny in certain years. The Trustees’ conclusions may be based, in part, on their consideration of these arrangements during the course of the year and in prior years. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund. However, they also took into account the common interests of all the Funds in their review.

Nature, Extent and Quality of Services
In considering the continuation of the Agreements, the Trustees, including the Independent Trustees, evaluated the nature, extent and quality of the advisory and administrative services provided to the Funds by the Adviser and the Sub-Advisers. They considered the terms of the Agreements, including representations from management that the non-monetary terms of each Agreement were comparable to those found in many advisory agreements. The Trustees received and considered information provided by management that described, among other matters: (a) the nature and scope of the advisory and administrative services provided to the Funds and information regarding the experience, qualifications and adequacy of the personnel providing those services, (b) the investment program used by each Sub-Adviser to manage its Funds, (c) possible conflicts of interest and fall-out benefits, (d) brokerage practices, (e) pending litigation and governmental inquiries, (f) the compliance functions of the Adviser and Sub-Advisers, (g) consolidated financial results of the Adviser’s U.S. parent company and its subsidiaries and assets under management and other information relating to the financial resources of the Adviser and the Sub-Advisers, and (h) information relating to portfolio manager compensation.

          The Trustees noted that, pursuant to the Advisory Agreement, the Adviser, subject to the direction of the Board, is responsible for managing, either directly or through others selected by it, the investment activities of the Funds. In addition to considering the Funds’ investment performance (see below), the Trustees considered, among other matters, the Adviser’s general oversight of the Funds and the Sub-Advisers, noting that the Funds are multi-manager funds and thus more complex to oversee than mutual funds with a single investment manager. They also took into account the Adviser’s compliance program, including steps taken by the Adviser to enhance compliance capabilities, and the resources being devoted to compliance. The Trustees noted steps taken by the Adviser to address conflicts of interest in its business generally, such as establishing the position of conflicts officer.

          The Trustees noted that, pursuant to the Portfolio Management Agreements, the Sub-Advisers have full investment discretion and make all determinations with respect to the investment of a Fund’s assets, subject to the general supervision of the Adviser and the Board of Trustees. The Sub-Advisers implement the Funds’ investment programs (subject to the terms of the prospectus), analyze economic trends, evaluate the risk/return characteristics of the Funds, construct the Funds’ portfolios, monitor the Funds’ compliance with investment restrictions, and report to the Trustees. In addition to considering the Funds’ investment performance (see below), the Trustees considered information concerning the investment philosophy and investment process used by the Sub-Advisers in managing the Funds and the in-house research capabilities of the Sub-Advisers. They also considered various investment resources available to the Sub-Advisers, including research services acquired with “soft dollars” available to the Sub-

12.31.05  |  Allianz Funds Semi-Annual Report   73

Board Approval of Investment Advisory
and Portfolio Management Agreements (unaudited) (cont.)

Advisers as a result of securities transactions effected for the Funds and other clients. The Trustees reviewed each Sub-Adviser’s compliance program, including enhancements made during the past year. The Trustees also took into account the recent sale of CCM to its management and determined that they would continue to monitor the effects, if any, of this change in ownership on CCM’s services to the Funds for which is serves as sub-adviser.

          The Trustees considered, among other matters, that, in addition to overseeing the Sub-Advisers, the Adviser provides or procures through third-party service providers most administrative services required by the Funds under a separate Administration Agreement. These services include accounting, bookkeeping, tax, legal, audit, custody, transfer agency, valuation and compliance services, preparation of prospectuses, shareholder reports and other regulatory filings, oversight and coordination of activities of third-party service providers and various shareholder services. The Trustees also took into account the “unitary” administrative fee structure applicable to the Funds, under which certain third-party services ordinarily the financial responsibility of a mutual fund (e.g., audit, custody, accounting, legal, transfer agency, and printing services) are, in the case of the Funds, paid for by the Adviser out of its administrative fee. They also took into account that the Adviser provides each Fund with office space, administrative services and personnel, and that the Adviser and its affiliates pay all of the compensation of the Funds’ interested Trustees and officers (in their capacities as employees of the Adviser or such affiliates).

          The Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the scope of the services provided to the Funds by the Adviser and the Sub-Advisers under the Agreements and the Administration Agreement were consistent with the Funds’ operational requirements; that the Adviser and each Sub-Adviser had the capabilities, resources and personnel necessary to provide the advisory and administrative services currently required by each Fund; and that, overall, they were satisfied with the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers to the Funds.

Fund Performance
In connection with the contract review meetings, the Trustees reviewed information provided by Lipper, Inc. (“Lipper”) regarding the total return investment performance of the Funds, comparing each Fund’s investment results with those of mutual funds in both a peer group and a peer universe, each as selected for that Fund by Lipper, over the 1-, 3-, 5- and 10-year periods (to the extent the Fund had been in existence) ended July 31, 2005. The Trustees also considered, as applicable, information comparing the performance of funds and institutional accounts managed in a similar manner by each Sub-Adviser to that of the Funds. In addition to the information reviewed by the Trustees at the contract review meetings, the Trustees received during the year detailed comparative performance information for each Fund, which included performance versus one or more selected securities indices or other benchmarks. The comparative performance information that was prepared and provided by Lipper and other sources was not independently verified by the Trustees. The Trustees also considered the portfolio turnover rates of each Fund.

          Fund-specific performance results reviewed by the Trustees are discussed below, though due to the passage of time, they are likely to differ from performance results for more recent periods, including those shown elsewhere in this report.

          Funds Sub-Advised by Cadence Capital Management (CCM Funds). The Trustees reviewed information showing performance of two share classes of the CCM Capital Appreciation and Mid-Cap Funds and one share class of the CCM Emerging Companies and Focused Growth Funds. The comparative information showed that for all CCM Funds, performance was at or above median for the performance universes for all periods (but below median for the CCM Capital Appreciation Fund for the three-year period). The comparative information for the performance groups showed generally similar results. Based on their review, the Trustees concluded that the CCM Funds’ relative investment performance over time had been sufficient along with other factors considered to merit approval of the continuation of the relevant Agreements.

          Funds Sub-Advised by NFJ Investment Group (NFJ Funds). The Trustees reviewed information showing performance of two share classes of the NFJ Small-Cap Value, Dividend Value and Large-Cap Value Funds and one share class of the NFJ International Value Fund. Only one year of performance information was presented for the NFJ International Value Fund because of its short existence. The comparative information showed that for all NFJ Funds, performance was above median for the performance universes and performance groups for all periods (but below median for the performance groups for the NFJ Large-Cap Value Fund for the three-year period). Based on their review, the Trustees concluded that the NFJ Funds’ relative investment performance over time had been sufficient along with other factors considered to merit approval of the continuation of the relevant Agreements.

          Funds Sub-Advised by PEA Capital (PEA Funds). The Trustees reviewed information showing performance of two share classes of the PEA Target, Growth, Opportunity and Equity Premium Strategy (formerly Growth and Income) Funds. The comparative information showed that, versus the performance universes, for the PEA Growth Fund, performance was above median for the one-year period but below median for all other periods; for the PEA Equity Premium Strategy Fund, performance was below median for all periods other than the ten-year period; for the PEA Opportunity Fund, performance was below median for the one- and ten-year periods but above median for other periods; and for the PEA Target Fund, performance was below median for the one- and five-year periods but above median for other periods. The comparative information for the performance groups showed generally similar results. The Trustees also noted (a) that recent performance of the PEA Growth Fund had improved relative to competitor funds; (b) recent changes in the portfolio management team and strategy for the PEA Equity Premium Strategy Fund; and (c) that while one-year performance for the PEA Opportunity and Target Funds was below median, performance over longer periods was better. Based upon their review, the Trustees concluded that they would continue to monitor the performance of these Funds but that they retained confidence in the Adviser’s and PEA’s overall capabilities to provide management for the PEA Funds.

          Funds Sub-Advised by Oppenheimer Capital (OCC Funds). The Trustees reviewed information showing performance of two share classes of the OCC Renaissance and Value Funds. No performance information for the OCC Core Equity Fund was presented by Lipper because of the Fund’s short existence, but performance information was provided by management. The comparative information showed that, for the OCC Renaissance Fund, performance was below median and in the fifth quintile for one-and three-year periods; and for the OCC Value Fund, performance was below median for the performance universe and performance groups for the one-year period (in the fifth quintile for the performance universe)

74   Allianz Funds Semi-Annual Report  |  12.31.05

but above median for all other periods. The Trustees took into account management’s explanation that a transition in the portfolio management team for the OCC Renaissance and Value Funds had been completed in early 2005, and that more recent performance information showed improved relative performance for both Funds, despite the effects of continued cash out-flows from those Funds. Based upon their review, the Trustees concluded that they would continue to monitor the performance of the OCC Renaissance and Value Funds but that they retained confidence in the Adviser’s and OCC’s overall capabilities to provide management for the OCC Funds. They also concluded that the brief performance record of the OCC Core Equity Fund was sufficient along with other factors considered to merit approval of the continuation of the relevant Agreements.

          AMM Asset Allocation Fund. The Trustees reviewed information showing performance of two share classes of the AMM Asset Allocation Fund, which was managed by employees of the Adviser directly and not by a Sub-Adviser. The comparative information showed that performance for the AMM Asset Allocation Fund was above median for the performance universes and performance groups for all periods except for the one-year period with respect to the applicable performance group. The comparative information also showed that the performance of the Institutional Class shares was at or above median for the performance universes for all periods. The comparative information for the performance groups showed generally similar results. Based on their review, the Trustees concluded that the performance of the Asset Allocation Fund was sufficient along with other factors considered to merit approval of the continuation of the relevant Agreement. The Trustees concluded that they retained confidence in the Adviser’s overall capabilities to provide management for the AMM Asset Allocation Fund.

          Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the Adviser’s and the Sub-Advisers’ performance record and process in managing the Funds were sufficient to support continuation of the Agreements.

Fees and Other Expenses
The Trustees considered the advisory fees paid by each Fund to the Adviser. In doing so, the Trustees reviewed a report from an independent consultant, which noted that the majority of the Funds’ advisory fees were close to or below average for their Lipper peer group. The Trustees also considered the administrative fee rate paid by each Fund to the Adviser. Among other information, the Trustees considered (i) the level of the Funds’ advisory fees versus their peer groups and peer universes as provided by Lipper; (ii) the level of the Funds’ sub-advisory fees; (iii) the allocation of the advisory fee between the Adviser and the Sub-Advisers, and the services provided by the Adviser, on the one hand, and the Sub-Advisers, on the other hand; (iv) that the Adviser (and not the Funds) pays the sub-advisory fees; (v) historical reasons for the setting of the advisory fees; (vi) that the Funds pay a unitary fee for non-advisory services, which differentiates the Funds from many in the industry; and (vii) each Fund’s total expenses as compared to their peer groups and peer universes as provided by Lipper.

          The Trustees also considered information showing the advisory fees charged by the Sub-Advisers to institutional and other accounts with investment objectives similar to those of the Funds. The information indicated that the fee rates paid to the Sub-Advisers by the Adviser with respect to the Funds were generally similar to (but not necessarily as low as, in all cases) the fee rates charged by the Sub-Advisers to other similar institutional accounts. The Trustees reviewed materials from management describing the differences in services provided to these other accounts, which noted the generally broader scope of services provided by the Adviser and the Sub-Advisers to the Funds relative to institutional accounts, the higher demands placed on investment personnel and trading infrastructure as a result of the anticipated daily cash in-flows and out-flows of the Funds, and the expenses associated with the more extensive regulatory regime governing registered funds.

          The Trustees observed that, with a few exceptions, the Funds’ advisory fees remained generally in line with industry peers, but that for certain Funds non-advisory expenses were higher than those of certain industry peers.

          The Trustees noted that, in connection with last year’s contract review process, they had negotiated to have the Adviser observe additional fee breakpoints for certain share classes under the Administration Agreement. After considering the information provided in connection with this year’s contract review process, the Independent Trustees successfully negotiated with the Adviser to observe fee breakpoints for two additional share classes and to apply breakpoints based on the entire net assets of each Fund (rather than on net assets attributable to particular share classes) under the Administration Agreement. The new fee arrangement took effect January 1, 2006, such that all share classes of all Funds are now entitled to breakpoints under the Administration Agreement.

          The Trustees reviewed information provided by Lipper comparing each Fund’s advisory fee, administration fee and non-management expenses and total expenses for one or two share classes (depending on share classes offered by the Funds) to those of a group of competitor funds of roughly equivalent size, as well as a universe of competitor funds. Fund-specific fee and expense results reviewed by the Trustees are discussed below. The comparative fee and expense information that was prepared and provided by Lipper and other sources was not independently verified by the Trustees.

          CCM Funds. For the CCM Capital Appreciation, Focused Growth and Mid-Cap Growth Funds, advisory fees, administration and non-management expenses and total expenses were below median for all expense groups and universes (except that administration and non-management expenses for Class A shares of the CCM Mid-Cap Fund were above median for the expense group). The Trustees concluded that the advisory fees, administrative fees and total expense ratios were acceptable. For the CCM Emerging Companies Fund, advisory fees and total expenses were well above median for both expense group and universe, although administration and non-management expenses were approximately at median for both group and universe. The Trustees concluded that the advisory fee, administrative fee and total expense ratio for this Fund were acceptable in light of the performance and the other factors considered.

          NFJ Funds. Advisory fees were below median for all NFJ Funds for all expense groups and universes. The Trustees concluded that the advisory fees were acceptable. Administrator and non-management expenses were generally at or above median for all expense groups and universes for all NFJ Funds other than the NFJ Large-Cap Value Fund, but total expense ratios were at or below median for all expense groups and universes for all NFJ Funds. The Trustees concluded that the administrative fees and expense ratios were acceptable.

          PEA Funds. Advisory fees were below median for all PEA Funds for all expense groups and universes (at or below median in the case of PEA Equity Premium Strategy Fund (formerly the PEA Growth and Income

12.31.05  |  Allianz Funds Semi-Annual Report   75

Board Approval of Investment Advisory
and Portfolio Management Agreements (unaudited) (cont.)

Fund)). The Trustees concluded that the advisory fees were acceptable. Administration and non-management expenses and total expenses were at or below median for all expense groups and universes for the PEA Opportunity and Target Funds. Administration and non-management expenses were generally at or above median for all expense groups and universes for the PEA Growth and Premium Equity Strategy Funds, but total expense ratios were below median for all expense groups and universes other than the expense universe for Class A shares of the PEA Equity Premium Strategy Fund. The Trustees concluded that the administrative fees and expense ratios were acceptable.

          OCC Funds. Advisory fees were below median for all OCC Funds for all expense groups and universes. The Trustees concluded that the advisory fees were acceptable. Administration and non-management expenses were generally at or above median for all expense groups and universes (and in fact in the fifth quintile for the Class A expense group for the OCC Value Fund and in the fifth quintile for both the Class A and Institutional Class expense groups for the OCC Renaissance Fund), but total expense ratios were generally below median for all expense groups and universes. The Trustees concluded that the administrative fees and expense ratios were acceptable.

          AMM Asset Allocation Fund. Advisory fees were below median for the AMM Asset Allocation Fund for all expense groups and universes. The Trustees noted that the AMM Asset Allocation Fund pays no advisory fees, but does indirectly incur advisory and other expenses payable by the underlying Funds in which it invests. The Trustees concluded that the advisory fees were acceptable. Administration and non-management expenses were at or above median for all expense groups and universes, and total expenses were approximately ten basis points above median for the AMM Asset Allocation Fund. The Trustees concluded that the administrative fees and expense ratios were acceptable.

          Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the fees and expenses to be charged under the Agreements and the Administration Agreement represented reasonable compensation to the Adviser and the Sub-Advisers in light of the services provided. In coming to this conclusion, the Trustees took into account, among other factors, the additional administrative fee breakpoints that went into effect on January 1, 2006 as described above.

Costs of Services Provided and Profitability
The Trustees reviewed information regarding the cost of services provided by the Adviser (including the sub-advisory fees paid to the Sub-Advisers) and the estimated profitability of the Adviser’s relationship with the Funds, including a profitability report prepared by management detailing the costs of services provided to the Funds by the Adviser, and the profitability to the Adviser of its advisory and administrative relationships with the Funds, each for the fiscal year ended June 30, 2005. The Trustees also received and reviewed a description of the methodology used by the Adviser in estimating profitability, and took into account, among other things, information and analyses of an independent consultant and the Funds’ independent auditors regarding the profitability information provided. The Trustees noted that certain enhancements had been made since the prior year in the Adviser’s methodology used to determine profitability. The Trustees further noted that the expense allocation methodology utilized by the Adviser has certain limitations and management’s commitment to work with the Board to further refine the methodology for next year’s contract review process.

          The Trustees noted that the Sub-Advisers had not provided information as to the profitability to them of their relationships with the Funds. The Trustees noted, however, that the Sub-Advisers had provided information on fees charged by them for comparable funds and accounts. The materials reviewed by the Trustees showed that the fee rates paid to the Sub-Advisers by the Adviser for the Funds were generally similar (but not necessarily as low as, in all cases) to the rates charged by the Sub-Advisers to other similar institutional accounts.

          The Trustees recognized that the Adviser should, in the abstract, be entitled to earn a reasonable level of profit for the services provided to each Fund, and that it is difficult to make comparisons of profitability from mutual fund advisory and administration contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions about allocations and the adviser’s capital structure and cost of capital. The Trustees considered the overall profitability to the Adviser on a Fund-by-Fund basis, as well as profitability separately as to advisory and administrative functions on a Fund-by-Fund basis. The Trustees reviewed information from an independent consultant regarding profitability of other investment advisers with publicly traded parent companies and concluded that the Adviser’s profitability with respect to the Funds was comparable to the profitability ranges attributable to other investment advisers in the industry. The Trustees concluded that, taking all of the foregoing into account, they were satisfied that the Adviser’s level of profitability from its relationship with each Fund was not excessive.

Possible Fall-Out Benefits
The Trustees considered information regarding the direct and indirect benefits to the Adviser and the Sub-Advisers from their relationships with the Funds, including non-advisory fee compensation to be paid to the Adviser, the Sub-Advisers and their affiliates (such as administrative fees paid to the Adviser and Rule 12b-1 fees and sales charges to the Funds’ distributor, an affiliate of the Adviser), including reputational and other “fall out” benefits. During the course of the year the Trustees received presentations from each Sub-Adviser about its trading practices and brokerage arrangements, including its policies with respect to research provided to Sub-Advisers in connection with trade execution for the Funds (soft dollar arrangements), and the Trustees accepted the representation of each Sub-Adviser that it fulfills its fiduciary obligation of seeking best execution when engaging in portfolio transactions for the Funds. The Trustees also considered the benefits associated with the Funds’ use of a broker-dealer affiliated with the Adviser, which may be done in accordance with applicable law and procedures approved by the Board. The Trustees noted that the Funds have in some cases historically used affiliated brokers for foreign securities transactions, and that an Allianz affiliate receives fees as securities lending agent under the Funds’ securities lending program. The Trustees considered the receipt of these benefits in light of the Adviser’s and its affiliates’ profitability, and concluded that such benefits were not excessive.

Possible Economies of Scale
The Trustees considered the extent to which the Adviser and the Sub-Advisers may realize economies of scale or other efficiencies in managing and supporting the Funds. They noted that as assets increase, certain fixed costs may be spread across a larger asset base, and it was noted that any economies of scale or other efficiencies might be realized (if at all) across

76   Allianz Funds Semi-Annual Report  |  12.31.05

a variety of products and services, including the Funds, and not only in respect of a single Fund. The Trustees noted that the methodology used by the Adviser to determine profitability has a bearing on their analysis of economies of scale. The Trustees noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees also noted that the Independent Trustees had concluded in prior years that, under the circumstances, breakpoints in the administrative fee were an effective way to share any economies of scale or other efficiencies with Fund shareholders. The Trustees noted that they had engaged in successful negotiations with the Adviser to observe fee breakpoints under the Administration Agreement effective January 1, 2006, which are described above. Based on these observations, the Trustees concluded that the Funds’ overall fee arrangements would represent an appropriate sharing at the present time between Fund shareholders and the Adviser of any economies of scale or other efficiencies in the management of each Fund at current asset levels.

Conclusions
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the Independent Trustees, unanimously concluded that the continuation of the Agreements was in the best interests of the Funds and their shareholders, and should be approved.

12.31.05  |  Allianz Funds Semi-Annual Report   77

(This Page Intentionally Left Blank)

Allianz Funds

Investment Adviser and Administrator	Allianz Global Investors Fund Management LLC (“AGIFM”), 1345 Avenue of the Americas, New York, NY 10105
Sub-Advisers	Cadence Capital Management LLC, NFJ Investment Group L.P., Oppenheimer Capital LLC, PEA Capital LLC,
Distributor	Allianz Global Investors Distributors LLC (“AGID”), 2187 Atlantic Street, Stamford, CT 06902
Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105
Shareholder Servicing Agent and Transfer Agent	Boston Financial Data Services-Midwest (“BFDS”), 330 W. 9th Street, Kansas City, MO 64105

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel	Ropes & Gray LLP, One International Place, Boston, MA 02110

For Account Information	For Allianz Funds account information contact your financial advisor, or if you receive account statements directly from Allianz Global Investors Distributors/BFDS, you can also call (800) 498-5413.

AZ800SA_13739

Allianz Funds Semi-Annual Report

DECEMBER 31, 2005

Domestic Stock Funds

Share Classes

GROWTH STOCK FUNDS
 RCM Large-Cap Growth Fund
PEA Growth Fund
NACM Growth Fund
RCM Targeted Core Growth Fund
RCM Mid-Cap Fund
PEA Target Fund
PEA Opportunity Fund

 BLEND STOCK FUNDS
 PEA Equity Premium Strategy Fund
 (Formerly PEA Growth & Income Fund)
OCC Core Equity Fund
CCM Capital Appreciation Fund
CCM Mid-Cap Fund

VALUE STOCK FUNDS OCC Value Fund NFJ Large-Cap Value Fund NFJ Dividend Value Fund NACM Flex-Cap Value Fund NFJ Small-Cap Value Fund ASSET ALLOCATION (STRATEGIC) AMM Asset Allocation Fund
A	B	C

This material is authorized for use only when preceded or accompanied by the current Allianz Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

Contents

Letter to Shareholders	3

Important Information About the Funds	4–5

Fund Summaries	6–22

Schedules of Investments	24-45

Fund	Fund Summary	Schedule of Investments

AMM Asset Allocation Fund	6	23
CCM Capital Appreciation Fund	7	24
CCM Mid-Cap Fund	8	26
NACM Flex-Cap Value Fund	9	28
NACM Growth Fund	10	29
NFJ Dividend Value Fund	11	30
NFJ Large-Cap Value Fund	12	31
NFJ Small-Cap Value Fund	13	32
OCC Core Equity Fund	14	34
OCC Value Fund	15	35
PEA Equity Premium Strategy Fund	16	36
PEA Growth Fund	17	38
PEA Opportunity Fund	18	39
PEA Target Fund	19	41
RCM Large-Cap Growth Fund	20	43
RCM Mid-Cap Fund	21	44
RCM Targeted Core Growth Fund	22	45

2   Allianz Funds Semi-Annual Report    |  12.31.05

Letter to Shareholders

Dear Shareholder:

U.S. stocks proved their mettle over the six months ended December 31, 2005 by producing positive returns in the face of numerous market challenges. Rising interest rates, record high oil prices and natural disasters were among the factors that fueled uncertainty. Nevertheless, improving corporate earnings and lower-than-expected inflation helped push stocks into positive territory by the end of the six-month period.

The broader market, as measured by the S&P 500 Index, returned 5.76% over this time frame. Growth stocks outperformed value stocks across all market capitalizations, with the strongest performance coming from mid-cap growth stocks. Materials, energy and financial stocks were also top-performers during the reporting period. International equities continued to outpace domestic stocks, as they have done for each of the past four years, with the MSCI EAFE Index up 14.99% during the six months.

The headwinds faced by the financial markets over the past six months are yet another reminder that investors would do well to focus on the long term. Markets can be volatile, and stock performance can vary widely from year to year. Investors who maintain a long-term perspective are more likely to withstand short-term market pressures and to reap the potential benefits of an allocation to the equity markets.

Inside this report, you will find detailed information about your Fund’s performance over the reporting period. If you have any questions concerning this report, please contact your financial advisor. You can also call us at 1-800-426-0107 or visit our Web site at www.allianzinvestors.com.

Thank you for your continued support of the Allianz Funds. We look forward to serving you in the months and years ahead.

E. Blake Moore, Jr. President January 31, 2006

Allianz Funds Semi-Annual Report    |  12.31.05   3

Important Information About the Funds

The inception date on each Fund Summary page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (A, B or C) is one of the Fund’s oldest share classes. The oldest share class for the following Funds is the Institutional share class, and the A, B and C shares were first offered in (month/year): CCM Capital Appreciation (1/97), CCM Mid-Cap (1/97), NFJ Dividend Value (10/01), NFJ Small-Cap Value (1/97), OCC Value (1/97), PEA Equity Premium Strategy (7/00), NFJ Large-Cap Value (7/02), RCM Large-Cap Growth (2/02), RCM Mid-Cap (2/02) and RCM Targeted Core Growth (02/02). The oldest share classes for PEA Target are A and C, and the B shares were first offered in 5/95. The oldest share class for the following funds is C, and the A and B shares were first offered in: PEA Growth (A in 10/90, B in 5/95) and PEA Opportunity (A in 12/90, B in 3/99). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class (A for PEA Target) to reflect the indicated share class’s different operating expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Except for RCM Targeted Core Growth which is shown both with and without the effect of taxes, returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Class A shares are subject to an initial sales charge. Class B shares are subject to a contingent deferred sales charge [CDSC] which declines from 5% in the first year to 0% at the beginning of the seventh year. Class C shares are subject to a 1% CDSC, which may apply in the first year or first 18 months, depending on the fund.

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

The Lipper Averages are calculated by Lipper, Inc. They are based on the total return performance, with distributions reinvested and operating expenses deducted, of funds included by Lipper in the stated category. Lipper does not take into account sales charges.

The Change in Value chart assumes the initial investment was made on the first day of the Fund’s initial fiscal year. The chart reflects any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes.

Allianz Global Investors has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that Allianz Global Investors will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that Allianz Global Investors may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-888-877-4626 and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

The Trust files complete schedules of each Fund’s portfolio holdings with the SEC on form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s Web site at http://www.sec.gov. A copy of the Funds’ Form N-Q, when available, will be available without charge, upon request, by calling the Fund at 1-888-877-4626. In addition, the Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4    Allianz Funds Semi-Annual Report    |  12.31.05

Important Information About the Funds (cont.)

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund Summary page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated, which for most funds is from 07/01/05 to 12/31/05.

Actual Expenses
The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as increases in expenses not covered by the advisory and administrative fees [such as expenses of the trustees and their counsel or litigation expenses] and/or because of reductions in the administrative fee resulting from the size of the fund.

Certain information on the Fund Profile page(s) including Total Return, Change in Value charts, Hypothetical Expenses and Top Sectors is unaudited.

Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT, 06902, www.allianzinvestors.com, 1-888-877-4626.

Allianz Funds Semi-Annual Report  |  12.31.05   5

A S T O C K A N D B O N D F U N D	Ticker Symbols: A Share: PALAX B Share: PALBX C Share: PALCX

AMM Asset Allocation Fund

■

AMM Asset Allocation Fund seeks long-term capital appreciation and current income by investing in a portfolio of underlying Allianz stock funds and PIMCO bond funds. Approximately 60% of the portfolio’s assets will be allocated among underlying stock funds and 40% among underlying bond funds.

■

The Fund’s Class A Shares returned 6.38% for the six-month period ended December 31, 2005. This return surpassed the 4.87% return of the Fund’s blended benchmark (48% Russell 3000 Index, 12% MSCI All Country World Index Ex-US, and 40% LBAG Index).

■

Investors returned to U.S. stocks during the second half of 2005, allowing the market to finish the six-month period up 5.76% (as measured by the S&P 500 Index). International stocks outperformed their U.S. counterparts over the six months, gaining 16.74% (as measured by the MSCI All Country World Index Ex-US). In contrast, the U.S. bond market struggled over the period, posting negative returns in the face of rising interest rates and continued economic growth.

■

The Fund’s strong relative performance was due in part to its overweight in equities, particularly non-US equities, and an underweight in fixed income. Equity funds represented 63.8% of the overall portfolio as of December 31, 2005; fixed-income funds represented 35.8%; while cash was less than 0.5%.

■

The Fund’s strong relative performance was also due to its exposure to NACM International Fund. NACM International Fund benefited from strong stock selection, especially in materials, information technology and industrials. NACM International’s performance was also helped by greater-than-Index exposure to Japan.

■

Relative performance was hindered over the period by the Fund’s investment in PIMCO StocksPLUS® Fund and in OCC Renaissance Fund. PIMCO StocksPLUS® struggled as the bond market offered few opportunities to add value. OCC Renaissance Fund trailed its benchmark Index due to disappointing stock selection in the healthcare and technology sectors.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception*
					(09/30/98)

AMM Asset Allocation Class A	6.38%	6.15%	4.60%	—	6.79%

AMM Asset Allocation Class A (adjusted)	0.53%	0.31%	3.42%	—	5.96%

AMM Asset Allocation Class B	6.03%	5.30%	3.81%	—	6.02%

AMM Asset Allocation Class B (adjusted)	1.03%	0.30%	3.46%	—	6.02%

AMM Asset Allocation Class C (adjusted)	5.03%	4.30%	3.80%	—	6.00%

Russell 3000 Index	6.13%	6.13%	1.58%	—	5.45%

Lehman Brothers Aggregate Bond Index	-0.09%	2.43%	5.87%	—	5.53%

48% Russell 3000 Index, 12% MSCI All Country World Index Ex-US, 40% LBAG Index	4.87%	6.02%	4.26%	—	6.25%

Lipper Balanced Fund Average	4.30%	4.69%	2.67%	—	5.02%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information.

Annual Fund Operating Expenses	Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

				Hypothetical Performance
	Actual Performance			(5% return before expenses)

	Class A	Class B	Class C	Class A	Class B	Class C

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,063.80	$1,060.30	$1,060.30	$1,021.93	$1,018.15	$1,018.15

Expenses Paid During Period	$3.38	$7.27	$7.27	$3.31	$7.12	$7.12

For each class of the Fund, expenses are equal to the expense ratio for the class (0.65% for Class A, 1.40% for Class B, 1.40% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which based upon the allocation of the Fund’s assets among the Underlying Funds are indirectly borne by the shareholders of the Fund.

Change in Value For periods ended 12/31/05

Fund Allocation as of 12/31/05

PIMCO Total Return	30.6%

NACM International	14.3%

PIMCO StocksPLUS®	13.4%

RCM Large-Cap Growth	8.7%

OCC Renaissance	6.8%

RCM Mid-Cap	6.5%

OCC Value	5.0%

PEA Opportunity	3.3%

NFJ Small-Cap Value	2.7%

Other	8.7%

6   Allianz Funds Semi-Annual Report   |  12.31.05

A B L E N D S T O C K F U N D	Ticker Symbols: A Share: PCFAX B Share: PFCBX C Share: PFCCX

CCM Capital Appreciation Fund

■

CCM Capital Appreciation Fund seeks growth of capital by normally investing at least 65% of its assets in common stocks of companies with larger market capitalizations that have improving fundamentals and whose stocks is reasonably valued by the market.

■	The Fund’s Class A Shares returned 7.72% for the six months ended December 31, 2005. This performance surpassed the 5.76% return of the Fund’s benchmark, the S&P 500 Index.

■

Overwhelmed by record high energy costs, the threat of inflation and a much-discussed real estate bubble, the U.S. stock market was relatively flat in the first half of 2005. Investors returned in force by the third quarter, however, driving the market as a whole up 3.61% in three months. Modest gains in the fourth quarter allowed the S&P 500 Index to finish the six-month period up 5.76%. Mid-caps outperformed both large- and small-cap stocks, with growth outperforming value across all market capitalizations.

■

The Fund’s outperformance was due in part to strong stock selection in the energy sector. Energy continued to be one of the top-performing industries over the period, buoyed by high oil prices. This environment supported the Fund’s investment in Marathon Oil. Another standout was coal company Peabody Energy, which benefited from increased demand.

■	Relative performance was also helped by favorable stock selection in technology. Apple Computer was a major contributor in this area. Apple continues to reap the rewards of product innovation.

■

Underweight exposure and disappointing stock selection in financials hindered relative performance. For example, Fund holding Countrywide Financial Corp. suffered over reduced demand for mortgages in a rising interest rate environment.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception*†
					(03/08/91)

CCM Capital Appreciation Class A	7.72%	9.00%	-0.91%	10.12%	11.85%

CCM Capital Appreciation Class A (adjusted)	1.80%	3.01%	-2.03%	9.50%	11.42%

CCM Capital Appreciation Class B	7.25%	8.15%	-1.67%	9.56%	11.46%

CCM Capital Appreciation Class B (adjusted)	2.25%	3.15%	-2.07%	9.56%	11.46%

CCM Capital Appreciation Class C (adjusted)	6.30%	7.20%	-1.66%	9.31%	11.02%

S&P 500 Index	5.76%	4.90%	0.54%	9.07%	10.82%

Lipper Multi-Cap Growth Fund Average	10.53%	8.80%	-2.72%	7.86%	11.06%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information. †The Fund began operations on 03/08/91. Index comparisons began on 02/28/91.

Annual Fund Operating Expenses	Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

				Hypothetical Performance
	Actual Performance			(5% return before expenses)

	Class A	Class B	Class C	Class A	Class B	Class C

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,077.20	$1,072.50	$1,073.00	$1,019.61	$1,015.83	$1,015.83

Expenses Paid During Period	$5.81	$9.72	$9.72	$5.65	$9.45	$9.45

For each class of the Fund, expenses are equal to the expense ratio for the class (1.10% for Class A, 1.85% for Class B, 1.85% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Technology	23.7%

Healthcare	16.9%

Financial & Business Services	15.3%

Short-Term Investments	13.1%

Energy	8.8%

Consumer Services	7.5%

Consumer Discretionary	6.4%

Capital Goods	6.1%

Communications	3.0%

Other	-0.8%

Allianz Funds Semi-Annual Report  |   12.31.05   7

A B L E N D S T O C K F U N D	Ticker Symbols: A Share: PFMAX B Share: PFMBX C Share: PFMCX

CCM Mid-Cap Fund

■

CCM Mid-Cap Fund seeks growth of capital by normally investing at least 80% of its assets in common stocks of companies with market capitalizations of more than $500 million, excluding the 200 largest capitalization companies.

■	The Fund’s Class A Shares returned 8.66% for the six months ended December 31, 2005. This performance underperformed the 10.22% return of the Fund’s benchmark, the Russell Midcap Growth Index.

■

As fears over rising oil prices and inflation subsided somewhat, investors returned to stocks in the third quarter of 2005, driving the market as a whole, as measured by the S&P 500, up 3.61% for the three month period. Modest gains in the fourth quarter allowed stocks to finish the six months up 5.76%. Large-cap stocks outperformed mid- and small-cap stocks during this time. Within mid caps, growth outperformed value.

■

Over the reporting period the Fund saw solid contributions from stock selection in consumer discretionary. Among the standouts in this area are Nordstrom’s department stores and Choice Hotels. Nordstrom avoided the problems plaguing many lower-end retailers, as the upscale consumer was less affected by rising energy prices. Choice Hotels benefited from continued strength in the travel and leisure business.

■

Relative performance was also helped by overweight exposure to the financial sector. A good example is Fund holding CIT Group. CIT was up on the basis of the company’s strong fundamentals and the sale of a small ticket leasing business.

■

Stock selection in industrials detracted from relative performance. R. R. Donnelly in particular suffered over this period, as profit margins were squeezed by the rising cost of raw materials, including paper.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception*
					(08/26/91)

CCM Mid-Cap Class A	8.66%	12.72%	2.17%	10.96%	12.37%

CCM Mid-Cap Class A (adjusted)	2.69%	6.52%	1.02%	10.33%	11.92%

CCM Mid-Cap Class B	8.28%	11.83%	1.41%	10.39%	11.96%

CCM Mid-Cap Class B (adjusted)	3.28%	6.83%	1.03%	10.39%	11.96%

CCM Mid-Cap Class C (adjusted)	7.27%	10.88%	1.41%	10.13%	11.53%

Russell Midcap Growth Index	10.22%	12.10%	1.38%	9.27%	10.72%

Russell Midcap Index	8.41%	12.65%	8.45%	12.49%	13.50%

Lipper Mid-Cap Growth Fund Average	9.48%	9.79%	-0.48%	8.05%	9.81%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information.

Annual Fund Operating Expenses	Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

				Hypothetical Performance
	Actual Performance			(5% return before expenses)

	Class A	Class B	Class C	Class A	Class B	Class C

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,086.60	$1,082.80	$1,082.70	$1,019.61	$1,015.83	$1,015.83

Expenses Paid During Period	$5.84	$9.76	$9.76	$5.65	$9.45	$9.45

For each class of the Fund, expenses are equal to the expense ratio for the class (1.10% for Class A, 1.85% for Class B, 1.85% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Technology	18.8%

Healthcare	15.8%

Financial & Business Services	15.4%

Short-Term Investments	14.7%

Energy	12.1%

Consumer Discretionary	10.0%

Consumer Services	7.5%

Capital Goods	4.2%

Materials & Processing	3.6%

Other	-2.1%

8   Allianz Funds Semi-Annual Report  |  12.31.05

A V A L U E S T O C K F U N D	Ticker Symbols: A Share: PNFAX B Share: PNFBX C Share: PNFCX

NACM Flex-Cap Value Fund

■	NACM Flex-Cap Value Fund seeks long-term capital appreciation by investing in U.S. companies that are, in the opinion of the manager, undervalued in the market place.

■

The Fund’s Class A Shares gained 8.49% for the six months ended December 31, 2005. This result outperformed the Fund’s benchmark, the Russell 3000 Value Index, which rose 5.08% over the same time period.

■

In spite of devastating hurricanes and record oil prices, U.S. equities saw solid gains over the second half of 2005. Returning 7.19% for the period, growth stocks (Russell 3000 Growth Index) generally outperformed the 5.08% advance realized by value stocks (Russell 3000 Value Index). Across investment styles and capitalization ranges, mid-cap growth stocks (Russell Midcap Growth Index) saw the strongest appreciation at 10.22%.

■

Strong stock selection drove Fund performance over the latter half of the year. The strongest sector contributions were in the financials, information technology and industrials groups. From a security-level standpoint, holdings in Barrett Business Services Inc. and AAR Corp. added the most to Fund performance. AAR, an aircraft parts and maintenance business, dramatically increased its outsourcing contracts during the period, driving up the stock price.

■

Although the Fund outperformed the benchmark for the period, there were patches of relative weakness. For example, stock selection in the telecommunications and energy sectors was unfavorable. Drug manufacturer Pfizer was the largest detractor to Fund performance. Shares of the world’s largest pharmaceutical company sunk to levels not seen in years after the firm reported eroded sales for several of their blockbuster drugs and unexpectedly withdrew earnings guidance for 2006 and 2007.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception*
					(07/19/02)

NACM Flex-Cap Value Class A	8.49%	4.13%	—	—	20.32%

NACM Flex-Cap Value Class A (adjusted)	2.52%	-1.60%	—	—	18.37%

NACM Flex-Cap Value Class B	8.06%	3.38%	—	—	19.41%

NACM Flex-Cap Value Class B (adjusted)	3.06%	-1.59%	—	—	18.85%

NACM Flex-Cap Value Class C (adjusted)	7.06%	2.38%	—	—	19.41%

Russell 3000 Value Index	5.08%	6.86%	—	—	14.77%

Lipper Multi-Cap Value Fund Average	5.47%	6.37%	—	—	13.80%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information.

Annual Fund Operating Expenses	Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

				Hypothetical Performance
	Actual Performance			(5% return before expenses)

	Class A	Class B	Class C	Class A	Class B	Class C

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,084.90	$1,080.60	$1,080.60	$1,018.55	$1,014.77	$1,014.77

Expenses Paid During Period	$6.94	$10.86	$10.86	$6.72	$10.51	$10.51

For each class of the Fund, expenses are equal to the expense ratio for the class (1.34% for Class A, 2.07% for Class B, 2.08% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Financial & Business Services	33.2%

Energy	13.9%

Short-Term Investments	11.9%

Capital Goods	7.9%

Technology	7.6%

Consumer Services	6.3%

Healthcare	5.3%

Materials & Processing	5.2%

Communications	4.1%

Consumer Staples	3.1%

Other	1.5%

Allianz Funds Semi-Annual Report  |   12.31.05   9

A G R O W T H S T O C K F U N D	Ticker Symbols: A Share: NGWAX B Share: NGWBX C Share: NGWCX

NACM Growth Fund

■

NACM Growth Fund seeks long-term capital appreciation by investing primarily in growth stocks of U.S. companies with market capitalizations similar to the upper 90% of the Russell 1000 Growth Index as measured at the time of purchase.

■	The Fund’s Class A Shares gained 5.63% for the six months ended December 31, 2005. The Fund’s benchmark, the Russell 1000 Growth Index, returned 7.11% over the same time period.

■

Strong third quarter performance and modest advances during the fourth quarter propelled the broader U.S. equity market forward in the second half of 2005. Within the large-cap universe, growth stocks (Russell 1000 Growth Index) generally outperformed value stocks (Russell 1000 Value Index) for the period with six-month gains of 7.11% and 5.20%, respectively.

■

Stock selection detracted from relative performance in information technology, where positions in VeriSign and Dell delivered disappointing returns. Shares of VeriSign, a provider of internet services, fell during the period after the company missed second quarter earnings expectations because of weaker-than-expected ringtone revenue. Computer maker Dell lost ground after guiding third quarter earnings and revenue below consensus.

■

Stock selection in consumer discretionary also detracted from Fund performance as specialty clothing retailers Abercrombie & Fitch, Ameri-can Eagle Outfitters and Gap Inc. endured a tough third quarter. Retail in general was hurt by skyrocketing energy prices and rising interest rates, raising concerns over consumers’ ability to maintain current spending trends.

■

The Fund benefited from stock selection in the healthcare, consumer staples and financials sectors during the period. The largest individual contributors to Fund performance included Amgen Inc. and Burlington Northern Santa Fe Corp (“BNSF”). The price of Amgen shares rose 32% in the third quarter alone after the company surpassed second-quarter earnings expectations and raised guidance for the year. BNSF saw accelerating profit growth on strong demand for freight shipping. Railroads are often viewed as a low-cost shipping alternative in an environment with rising energy costs.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception*
					(07/19/02)

NACM Growth Class A	5.63%	3.76%	—	—	10.00%

NACM Growth Class A (adjusted)	-0.17%	-1.95%	—	—	8.21%

NACM Growth Class B	5.20%	2.96%	—	—	9.18%

NACM Growth Class B (adjusted)	0.34%	-1.80%	—	—	8.48%

NACM Growth Class C (adjusted)	4.23%	2.01%	—	—	9.16%

Russell 1000 Growth Index	7.11%	5.27%	—	—	10.31%

Lipper Large-Cap Growth Fund Average	8.09%	6.20%	—	—	9.87%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information.

Annual Fund Operating Expenses	Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

				Hypothetical Performance
	Actual Performance			(5% return before expenses)

	Class A	Class B	Class C	Class A	Class B	Class C

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,056.30	$1,052.00	$1,052.00	$1,019.31	$1,015.53	$1,015.53

Expenses Paid During Period	$6.06	$9.93	$9.93	$5.96	$9.75	$9.75

For each class of the Fund, expenses are equal to the expense ratio for the class (1.19% for Class A, 1.93% for Class B, 1.93% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Technology	31.3%

Healthcare	17.0%

Consumer Discretionary	7.6%

Energy	7.3%

Consumer Staples	7.1%

Transportation	6.5%

Consumer Services	6.0%

Capital Goods	4.2%

Aerospace	4.1%

Other	8.9%

10   Allianz Funds Semi-Annual Report  |  12.31.05

A V A L U E S T O C K F U N D	Ticker Symbols: A Share: PNEAX B Share: PNEBX C Share: PNECX

NFJ Dividend Value Fund

■

NFJ Dividend Value Fund seeks current income, with long-term growth of capital as a secondary objective, by investing at least 80% of its assets in common stocks that pay or are expected to pay dividends.

■

The Fund’s Class A Shares returned 7.22% for the six months ended December 31, 2005. This performance significantly outperformed the 5.20% return of the Fund’s benchmark, the Russell 1000 Value Index. The Fund also outperformed the 5.76% return of the broader market, as measured by the S&P 500 Index.

■

The U.S. stock market delivered strong returns in the third quarter of 2005, followed by modest gains in the fourth quarter. The market as a whole (as measured by the S&P 500 Index) rose 5.76% for the six-month period. Within stocks, large caps outperformed mid- and small-cap stocks, with returns of 6.15% (Russell 1000 Index), 8.41% (Russell Midcap Index) and 5.88% (Russell 2000 Index), respectively. Growth outperformed value across all market-caps.

■

The Fund’s strong relative performance can be traced to strong stock selection across several sectors, including top-performing energy. Within energy, the Fund saw significant contributions from names such as Petroleo Brasileiro S/A, Marathon Oil Corp., and PetroChina Co. Ltd.

■	Stock selection in consumer discretionary also added to relative performance. A standout in this area was Whirlpool Corp, whose stock was up on a proposed acquisition by Maytag.

■

While the Fund delivered solid absolute and relative performance, there were some areas of weakness, including disappointing stock selections in industrials. For example, the Fund’s investment in Deluxe Corp. and DTE Energy Co. were both a drag on performance.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception*†
					(05/08/00)

NFJ Dividend Value Class A	7.22%	11.48%	11.76%	—	11.86%

NFJ Dividend Value Class A (adjusted)	1.32%	5.35%	10.51%	—	10.74%

NFJ Dividend Value Class B	6.80%	10.56%	10.93%	—	11.03%

NFJ Dividend Value Class B (adjusted)	1.80%	5.56%	10.67%	—	10.92%

NFJ Dividend Value Class C (adjusted)	5.76%	9.61%	10.92%	—	11.02%

Russell 1000 Value Index	5.20%	7.05%	5.28%	—	6.03%

S&P 500 Index	5.76%	4.90%	0.54%	—	-1.06%

Lipper Equity Income Fund Average	4.67%	5.80%	3.59%	—	5.04%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information. †The Fund began operations on 05/08/00. Index comparisons began on 04/30/00.

Annual Fund Operating Expenses	Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

				Hypothetical Performance
	Actual Performance			(5% return before expenses)

	Class A	Class B	Class C	Class A	Class B	Class C

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,072.20	$1,068.00	$1,067.60	$1,019.66	$1,015.91	$1,015.91

Expenses Paid During Period	$5.75	$9.61	$9.61	$5.60	$9.37	$9.37

For each class of the Fund, expenses are equal to the expense ratio for the class (1.13% for Class A, 1.87% for Class B, 1.87% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Financial Services	26.7%

Short-Term Investments	19.1%

Energy	13.5%

Consumer Discretionary	11.5%

Consumer Staples	9.6%

Healthcare	7.8%

Utilities	7.7%

Materials & Processing	5.7%

Telecommunication Services	5.7%

Other	-7.3%

Allianz Funds Semi-Annual Report   |   12.31.05   11

A V A L U E S T O C K F U N D	Ticker Symbols: A Share: PNBAX B Share: PNBBX C Share: PNBCX

NFJ Large-Cap Value Fund

■

NFJ Large-Cap Value Fund seeks long-term growth of capital and income by normally investing at least 80% of its net assets in common stocks issued by large-cap companies with below average P/E ratios relative to the market and their respective industry groups.

■	The Fund’s Class A Shares returned 6.32% for the six months ended December 31, 2005. This performance surpassed the 4.52% return of the Russell Top 200 Value Index.

■

The U.S. stock market delivered strong returns in the third quarter of 2005, followed by modest gains in the fourth quarter. The market as a whole (as measured by the S&P 500 Index) rose 5.76% for the six-month period. Within stocks, large caps outperformed mid- and small-cap stocks, with returns of 6.15% (Russell 1000 Index), 8.41% (Russell Midcap Index) and 5.88% (Russell 2000 Index), respectively. Large-cap growth outperformed large-cap value for the period, with growth (Russell 1000 Growth Index) up 7.11% and value (Russell 1000 Value Index) up 5.20%.

■

The Fund’s relative performance was helped by strong stock selection in most sectors. In particular, the Fund saw strength from its holdings in consumer discretionary, including McDonald’s. McDonald’s was attractive based on its relatively high yield and low valuation. The stock saw considerable price appreciation over the reporting, in part due to anticipation of the Chipotle spin-off in early 2006.

■

Stock selection in the top-performing energy sector also contributed to relative performance. One stand-out in this area was Valero Energy Corp., which saw price gains on better-than-expected second quarter earnings.

■

Relative performance was hurt by disappointing stock selection in the financial sector. For example, Fund holdings Countrywide Financial Corp. and Fannie Mae both suffered over reduced demand for mortgages in a rising interest rate environment.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception*†
					(05/08/00)

NFJ Large-Cap Value Class A	6.32%	9.76%	10.73%	—	11.00%

NFJ Large-Cap Value Class A (adjusted)	0.47%	3.72%	9.49%	—	9.89%

NFJ Large-Cap Value Class B	5.96%	9.01%	9.93%	—	10.20%

NFJ Large-Cap Value Class B (adjusted)	0.96%	4.01%	9.65%	—	10.09%

NFJ Large-Cap Value Class C (adjusted)	4.98%	7.99%	9.93%	—	10.20%

Russell Top 200 Value Index	4.52%	4.58%	2.35%	—	2.77%

Russell Midcap Value Index	6.76%	12.64%	12.20%	—	13.88%

Lipper Large-Cap Value Fund Average	5.43%	5.72%	3.10%	—	4.11%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information. †The Fund began operations on 05/08/00. Index comparisons began on 04/30/00.

Annual Fund Operating Expenses	Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

				Hypothetical Performance
	Actual Performance			(5% return before expenses)

	Class A	Class B	Class C	Class A	Class B	Class C

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,063.20	$1,059.60	$1,059.80	$1,019.61	$1,015.84	$1,015.84

Expenses Paid During Period	$5.77	$9.64	$9.64	$5.65	$9.43	$9.44

For each class of the Fund, expenses are equal to the expense ratio for the class (1.12% for Class A, 1.86% for Class B, 1.86% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Financial Services	28.7%

Short-Term Investments	11.5%

Energy	9.6%

Consumer Staples	9.5%

Industrials	9.5%

Materials & Processing	8.7%

Healthcare	6.9%

Consumer Discretionary	4.7%

Real Estate Investment Trust	3.7%

Other	7.2%

12   Allianz Funds Semi-Annual Report   |  12.31.05

A V A L U E S T O C K F U N D	Ticker Symbols: A Share: PCVAX B Share: PCVBX C Share: PCVCX

NFJ Small-Cap Value Fund

■

NFJ Small-Cap Value Fund seeks long-term growth of capital and income by normally investing at least 80% of its net assets in the common stocks of companies with market capitalizations of between $100 million and $1.8 billion at the time of investment. The Fund invests primarily in dividend-paying stocks with below-average P/E ratios relative to the market and their respective industry groups.

■	The Fund’s Class A Shares returned 5.15% for the six months ended December 31, 2005. This performance surpassed the 3.77% return of the Fund’s benchmark, the Russell 2000 Value Index.

■

The U.S. stock market delivered strong returns in the third quarter of 2005, followed by modest gains in the fourth quarter. The market as a whole (as measured by the S&P 500 Index) rose 5.76% for the six-month period. Within stocks, large caps outperformed mid- and small-cap stocks, with returns of 6.15% (Russell 1000 Index), 8.41% (Russell Midcap Index) and 5.88% (Russell 2000 Index), respectively. Small-cap value trailed small-cap growth over the period, with value (Russell 2000 Value Index) up 3.77% and growth (Russell 2000 Growth Index) up 8.01%.

■

The Fund delivered strong relative performance in a challenging market for small-cap value investors. This performance was due in part to overweight exposure to the top-performing energy sector. While energy as a whole has done well over the last several quarters.

■

Relative performance was also helped by stock selection in the industrials sector. York International Corp. and SkyWest Inc. are two names in this space that did particularly well for the Fund. York was up during the period after news that it was being acquired by Johnson Controls. Sky-West performed well after announcing plans to purchase Atlantic Southeast Airlines.

■	Underweight exposure in technology hurt relative performance. The Fund only held two technology names (Methode Electronics Inc. and Landauer Inc.) and both lost ground over the reporting period.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception*†
					(10/01/91)

NFJ Small-Cap Value Class A	5.15%	10.33%	16.55%	14.16%	13.93%

NFJ Small-Cap Value Class A (adjusted)	-0.63%	4.26%	15.24%	13.52%	13.48%

NFJ Small-Cap Value Class B	4.76%	9.50%	15.68%	13.57%	13.51%

NFJ Small-Cap Value Class B (adjusted)	-0.02%	4.50%	15.46%	13.57%	13.51%

NFJ Small-Cap Value Class C (adjusted)	3.81%	8.49%	15.68%	13.32%	13.08%

Russell 2000 Value Index	3.77%	4.70%	13.55%	13.08%	14.62%

Russell 2000 Index	5.88%	4.56%	8.23%	9.26%	11.22%

Lipper Small-Cap Value Fund Average	5.33%	6.16%	13.72%	12.52%	13.15%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information. †The Fund began operations on 10/01/91. Index comparisons began on 09/30/91.

Annual Fund Operating Expenses Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.S

				Hypothetical Performance
	Actual Performance			(5% return before expenses)

	Class A	Class B	Class C	Class A	Class B	Class C

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,051.50	$1,047.60	$1,047.70	$1,018.92	$1,015.14	$1,015.14

Expenses Paid During Period	$6.44	$10.30	$10.30	$6.34	$10.14	$10.14

For each class of the Fund, expenses are equal to the expense ratio for the class (1.24% for Class A, 1.98% for Class B, 1.98% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Short-Term Investments	21.5%

Consumer Discretionary	14.1%

Energy	11.2%

Materials & Processing	10.4%

Financial Services	9.6%

Industrial	9.6%

Real Estate Investment Trust	8.7%

Utilities	8.6%

Consumer Staples	8.0%

Other	-1.7%

Allianz Funds Semi-Annual Report   |   12.31.05   13

A B L E N D S T O C K F U N D	Ticker Symbols: A Share: AOCAX C Share: AOCCX

OCC Core Equity Fund

■

OCC Core Equity Fund seeks long-term capital appreciation by investing mainly in common stocks of U.S. issuers that the portfolio manager believes are undervalued in the marketplace. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks. The Fund may invest in other equity securities, such as preferred stocks, warrants and debt securities convertible into common stocks. The Fund invests primarily in companies with market capitalizations of greater than $5 billion at the time of investment. The Fund may also invest up to 25% of its assets in non-U.S. securities.

■	The Fund’s Class A Shares returned 4.05% for the six months ended December 31, 2005. This performance trailed the 5.76% return of the Fund’s benchmark, the S&P 500 Index.

■

The U.S. stock market picked up in the second half of 2005, with a strong third quarter and modest gains in the fourth quarter. Within stocks, mid-caps outperformed large- and small-cap stocks and growth outperformed value.

■

The Fund’s relative performance was hindered by underweight exposure and disappointing stock selection in the consumer discretionary sector. For example, the Fund held Kohl’s Corp., a retail chain that fell on slightly depressed same-store-sales.

■

Performance was also hurt by unfavorable stock selection in technology. In particular, the Fund was hindered by its investment in Dell Inc. Dell stock fell considerably after announcing disappointing earnings and voicing concerns over prospects in the face of tighter margins and increased competition.

■

Stock selection in healthcare helped relative performance. Healthcare, especially biotech-nology, saw increased volatility over the reporting period, but individual holdings still offered attractive opportunity. The Fund’s investment in managed care provider Aetna Inc. increased on strong quarterly results. Biotechnology firm Biogen Idec. also advanced, as its multiple sclerosis therapy received FDA priority review.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception*
					(03/31/05)

OCC Core Equity Class A	4.05%	—	—	—	6.65%

OCC Core Equity Class A (adjusted)	-1.68%	—	—	—	0.78%

OCC Core Equity Class C (adjusted)	2.72%	—	—	—	5.10%

S&P 500 Index	5.76%	—	—	—	7.20%

Lipper Multi-Cap Core Fund Average	6.80%	—	—	—	8.86%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, and 1% CDSC on C shares. See page 4 for more information.

Annual Fund Operating Expenses	Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

			Hypothetical Performance
	Actual Performance		(5% return before expenses)

	Class A	Class C	Class A	Class C

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,040.50	$1,037.20	$1,019.62	$1,015.98

Expenses Paid During Period	$5.70	$9.40	$5.64	$9.30

For each class of the Fund, expenses are equal to the expense ratio for the class (1.10% for Class A, and 1.85% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Financial & Business Services	24.0%

Healthcare	15.4%

Consumer Discretionary	14.3%

Technology	13.4%

Energy	8.5%

Capital Goods	8.4%

Building	4.2%

Short-Term Instruments	3.6%

Consumer Services	3.1%

Other	5.1%

14   Allianz Funds Semi-Annual Report  |  12.31.05

A V A L U E S T O C K F U N D	Ticker Symbols: A Share: PDLAX B Share: PDLBX C Share: PDLCX

OCC Value Fund

■

OCC Value Fund seeks long-term growth of capital and income by investing at least 65% of its assets in the common stocks of companies with market capitalizations of more than $5 billion at the time of investment.

■	The Fund’s Class A Shares returned 5.62% for the six months ended December 31, 2005. This performance exceeded the 5.20% return of the Fund’s benchmark, the Russell 1000 Value Index.

■

Record high energy prices, inflation fears and a much-discussed real estate market combined to keep stocks relatively flat in the first six months of 2005. But, the market picked up in the second half of the year, with a strong third quarter and modest gains in the fourth quarter. Within stocks, mid-caps outperformed large-and small-cap stocks and growth outperformed value.

■

The Fund’s relative outperformance was due in part to strong stock selection in the financial sector. The Fund saw particular strength in bank holdings, despite measured increases from the Federal Reserve Board and a flattening yield curve. Standouts in this area included banking conglomerates JPMorgan Chase, Bank of America and Citigroup, all among the top performing stocks over the period.

■

Relative performance was also helped by the Fund’s underweight exposure to utilities. Utilities as a group were one of the underperform-ing sectors over the six-month period. In our opinion, yield-driven momentum has driven many stocks in the sector up beyond their intrinsic value.

■	Stock selection in the technology sector hindered relative performance. For example, security software maker McAfee Inc. fell on concerns about competitive pressures from Microsoft.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (12/30/91)

OCC Value Class A	5.62%	2.71%	8.39%	12.86%	13.42%

OCC Value Class A (adjusted)	-0.19%	-2.94%	7.17%	12.22%	12.96%

OCC Value Class B	5.22%	1.99%	7.58%	12.27%	13.00%

OCC Value Class B (adjusted)	0.68%	-2.42%	7.28%	12.27%	13.00%

OCC Value Class C (adjusted)	4.32%	1.05%	7.57%	12.02%	12.58%

Russell 1000 Value Index	5.20%	7.05%	5.28%	10.94%	12.42%

Lipper Large-Cap Value Fund Average	5.43%	5.72%	3.10%	8.68%	10.36%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information.

Annual Fund Operating Expenses	Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)

	Class A	Class B	Class C	Class A	Class B	Class C

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,056.20	$1,052.20	$1,052.30	$1,019.66	$1,015.87	$1,015.87

Expenses Paid During Period	$5.70	$9.58	$9.58	$5.60	$9.41	$9.41

For each class of the Fund, expenses are equal to the expense ratio for the class (1.09% for Class A, 1.83% for Class B, 1.83% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Financial & Business Services	44.8%

Energy	11.9%

Healthcare	8.8%

Consumer Services	8.2%

Short-Term Investments	7.4%

Materials & Processing	6.6%

Capital Goods	5.2%

Consumer Discretionary	4.7%

Technology	4.3%

Other	-1.9%

Allianz Funds Semi-Annual Report  |  12.31.05   15

A B L E N D S T O C K F U N D	Ticker Symbols: A Share: PGRAX B Share: PGRBX C Share: PGNCX

PEA Equity Premium Strategy Fund (Formerly PEA Growth & Income Fund)

■

PEA Equity Premium Strategy Fund seeks long-term growth of capital and current income by normally investing at least 65% of its assets in stocks of companies with market capitalizations greater than $5 billion at the time of investment.

■

Effective November 1, the Fund began writing call options on both the individual stock holdings in the fund as well as on the S&P 500 Index. The covered call strategy intends to enhance the income potential of the portfolio while simultaneously reducing the volatility of the performance stream.

■	The Fund’s Class A Shares returned 4.71% for the six months ended December 31, 2005. This performance trailed the 5.76% return of the Fund’s benchmark, the S&P 500 Index.

■

Record high energy prices, inflation fears and a much-discussed real estate market combined to keep stocks relatively flat in the first six months of 2005. But, the market picked up in the second half of the year, with a strong third quarter and modest gains in the fourth quarter. Within stocks, mid-caps outperformed large-and small-cap stocks and growth outperformed value.

■

The Fund’s relative performance was due in part to disappointing stock selection in the Technology sector. In particular, network equipment maker Cisco Systems also moderated as sales of its switches decelerated. An earnings disappointment in the second half caused us to exit our position in PC maker Dell as we expected a few additional difficult quarters to follow.

■

Performance was also hurt by overweight exposure to consumer discretionary stocks. We continue like to the long-term potential of several names in this space, including Sears Holdings. However Sears stock fell after press reports highlighted the company’s relatively low capital spending and sell-offs by some mutual funds. Our research suggests that Sears still offers substantial value.

■	Stock selection was much stronger in the healthcare sector. For example, Fund performance benefited from holdings in managed care provider Aetna Inc. and biotechnology firm Biogen Idec.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (12/28/94)

PEA Equity Premium Strategy Class A	4.71%	3.75%	-3.16%	10.39%	12.13%

PEA Equity Premium Strategy Class A (adjusted)	-1.04%	-1.96%	-4.25%	9.77%	11.56%

PEA Equity Premium Strategy Class B	4.49%	3.09%	-3.86%	9.83%	11.61%

PEA Equity Premium Strategy Class B (adjusted)	-0.51%	-1.91%	-4.24%	9.83%	11.61%

PEA Equity Premium Strategy Class C (adjusted)	3.36%	2.09%	-3.88%	9.59%	11.31%

S&P 500 Index	5.76%	4.90%	0.54%	9.07%	11.40%

Lipper Large-Cap Core Fund Average	5.99%	4.84%	-0.95%	7.59%	9.71%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information.

Annual Fund Operating Expenses	Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)

	Class A	Class B	Class C	Class A	Class B	Class C

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,047.10	$1,044.90	$1,043.60	$1,018.81	$1,015.02	$1,015.02

Expenses Paid During Period	$6.55	$10.41	$10.41	$6.46	$10.26	$10.26

For each class of the Fund, expenses are equal to the expense ratio for the class (1.30% for Class A, 2.04% for Class B, 2.04% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Financial & Business Services	25.6%

Technology	15.5%

Consumer Discretionary	13.7%

Healthcare	12.6%

Short-Term Investments	10.3%

Capital Goods	7.6%

Energy	5.9%

Building	4.3%

Materials & Processing	3.3%

Other	1.2%

16   Allianz Funds Semi-Annual Report  |  12.31.05

A G R O W T H S T O C K F U N D	Ticker Symbols: A Share: PGWAX B Share: PGFBX C Share: PGWCX

PEA Growth Fund

■

PEA Growth Fund seeks long-term growth of capital, with income an incidental consideration by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of at least $5 billion at the time of investment.

■

The Fund’s Class A Shares returned 7.83% for the six months ended December 31, 2005. This performance exceeded the 5.76% return of the S&P 500 Index and the 7.11% return of the Russell 1000 Growth Index.

■

Record high energy prices, inflation fears and a much-discussed real estate market combined to keep stocks relatively flat in the first six months of 2005. But, the market picked up in the second half of the year, with a strong third quarter and modest gains in the fourth quarter. Within stocks, mid-caps outperformed large-and small-cap stocks and growth outperformed value.

■

The Fund’s relative performance was helped by strong stock selection in the healthcare sector. For example, the Fund benefited from its investment in Teva pharmaceuticals and biotechnology firm Biogen Idec.

■

Performance was also supported by overweight exposure and stock selection in the financial sector. Financials in general outperformed the market, despite measured increases from the Federal Reserve Board and a flattening yield curve. Standouts in this area included investment bank Merrill Lynch.

■

Stock selection in technology detracted from relative performance. In particular, the Fund saw disappointing returns from its investment in Juniper Networks, with analysts’ increasing concerns over the company’s ability to grow its non-core product lines.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (02/24/84)

PEA Growth Class A	7.83%	5.62%	-6.18%	5.99%	11.80%

PEA Growth Class A (adjusted)	1.90%	-0.18%	-7.24%	5.40%	11.51%

PEA Growth Class B	7.40%	4.82%	-6.89%	5.42%	11.53%

PEA Growth Class B (adjusted)	2.40%	-0.18%	-7.27%	5.42%	11.53%

PEA Growth Class C (adjusted)	6.40%	3.76%	-6.89%	5.18%	10.96%

Russell 1000 Growth Index	7.11%	5.27%	-3.58%	6.73%	11.59%

Lipper Large-Cap Growth Fund Average	8.09%	6.20%	-3.99%	6.67%	10.47%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information.

Annual Fund Operating Expenses	Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)

	Class A	Class B	Class C	Class A	Class B	Class C

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,078.30	$1,074.00	$1,074.00	$1,019.36	$1,015.57	$1,015.57

Expenses Paid During Period	$6.08	$9.99	$9.99	$5.91	$9.71	$9.71

For each class of the Fund, expenses are equal to the expense ratio for the class (1.15% for Class A, 1.90% for Class B, 1.90% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Technology	32.2%

Healthcare	19.7%

Financial & Business Services	15.1%

Short-Term Investments	11.9%

Consumer Discretionary	8.1%

Consumer Staples	7.0%

Consumer Services	5.2%

Energy	4.0%

Capital Goods	4.0%

Other	-7.2%

Allianz Funds Semi-Annual Report   |   12.31.05   17

A G R O W T H S T O C K F U N D	Ticker Symbols: A Share: POPAX B Share: POOBX C Share: POPCX

PEA Opportunity Fund

■

PEA Opportunity Fund seeks capital appreciation, without consideration for income, by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of less than $2 billion at the time of investment.

■	The Fund’s Class A Shares returned 7.21% for the six months ended December 31, 2005. This performance trailed the 8.01% return of the Fund’s benchmark, the Russell 2000 Growth Index.

■

Record high energy prices, inflation fears and a much-discussed real estate bubble combined to keep stocks relatively flat in the first six months of 2005. But, the market picked up in the second half of the year, with a strong third quarter and modest gains in the fourth quarter. Within stocks, mid-caps outperformed large-and small-cap stocks and growth outperformed value.

■

Stock selection in information technology and in industrials hindered the Fund’s relative performance over the reporting period. For example, within information technology, the Fund saw disappointing results from its investment in technology services company Packeteer.

■	Within the industrials sector the Fund was hurt in particular by LECG Group, a global experts consulting firm that reported less-than-expected revenue and earnings for the third quarter.

■

Stock selection in the energy sector contributed to the Fund’s relative performance. Two standouts in this area were production company Delta Petroleum, and exploration and production company Parallel Petroleum.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (02/24/84)

PEA Opportunity Class A	7.21%	4.99%	1.95%	5.61%	13.74%

PEA Opportunity Class A (adjusted)	1.31%	-0.79%	0.80%	5.02%	13.44%

PEA Opportunity Class B	6.83%	4.18%	1.19%	5.07%	13.46%

PEA Opportunity Class B (adjusted)	1.83%	-0.82%	0.81%	5.07%	13.46%

PEA Opportunity Class C (adjusted)	5.83%	3.24%	1.19%	4.84%	12.91%

Russell 2000 Growth Index	8.01%	4.15%	2.28%	4.68%	7.76%

Lipper Small-Cap Growth Fund Average	7.50%	5.66%	1.40%	8.09%	10.46%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information.

Annual Fund Operating Expenses	Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)

	Class A	Class B	Class C	Class A	Class B	Class C

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,072.10	$1,068.30	$1,068.30	$1,018.58	$1,014.80	$1,014.80

Expenses Paid During Period	$6.86	$10.76	$10.76	$6.68	$10.48	$10.48

For each class of the Fund, expenses are equal to the expense ratio for the class (1.30% for Class A, 2.05% for Class B, 2.05% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Technology	26.3%

Short-Term Investments	22.6%

Healthcare	19.8%

Consumer Services	19.7%

Consumer Discretionary	7.8%

Energy	7.5%

Financial & Business Services	7.4%

Transportation	5.1%

Aerospace	2.6%

Other	-18.8%

18   Allianz Funds Semi-Annual Report   |  12.31.05

A G R O W T H S T O C K F U N D	Ticker Symbols: A Share: PTAAX B Share: PTABX C Share: PTACX

PEA Target Fund

■

PEA Target Fund seeks capital appreciation by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations between $1 billion and $10 billion at the time of investment.

■	The Fund’s Class A Shares returned 8.07% for the six months ended December 31, 2005. This performance trailed the 10.22% return of the Fund’s benchmark, the Russell Midcap Growth Index.

■

Record high energy prices, inflation fears and a much-discussed real estate bubble combined to keep stocks relatively flat in the first six months of 2005. But, the market picked up in the second half of the year, with a strong third quarter and modest gains in the fourth quarter. Within stocks, mid-caps outperformed large-and small-cap stocks and growth outperformed value.

■

The Fund’s relative performance was due in part to underweight exposure to the energy sector. Energy was the top performing sector in the first half of 2005 and into the third quarter, buoyed by record high oil and natural gas prices. But, as inventory reports showed adequate supply energy came under pressure, driving down stock prices.

■	Nonetheless, the sector delivered strong returns for the Index over the six-month period and our underweight exposure hindered relative returns. Stock selection within energy also hurt performance.

■

Stock selection within healthcare also hindered relative performance. For example, the Fund saw disappointing returns from its investment in Bausch and Lomb and Kinetic Concepts, one of our large holdings at the beginning of the quarter.

■

Relative performance was helped by an overweight in telecommunications. Strong stock selection in the sector also contributed, including NII Holdings. NII benefited from strong subscriber growth in the Latin American wireless market.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (12/17/92)

PEA Target Class A	8.07%	5.24%	-3.72%	9.78%	12.03%

PEA Target Class A (adjusted)	2.13%	-0.55%	-4.80%	9.16%	11.54%

PEA Target Class B	7.59%	4.43%	-4.44%	9.26%	11.57%

PEA Target Class B (adjusted)	2.59%	-0.57%	-4.82%	9.26%	11.57%

PEA Target Class C (adjusted)	6.66%	3.43%	-4.44%	9.00%	11.23%

Russell Midcap Growth Index	10.22%	12.10%	1.38%	9.27%	10.20%

Lipper Mid-Cap Growth Fund Average	9.48%	9.79%	-0.48%	8.05%	9.39%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information.

Annual Fund Operating Expenses	Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)

	Class A	Class B	Class C	Class A	Class B	Class C

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,080.70	$1,075.90	$1,076.60	$1,019.16	$1,015.38	$1,015.38

Expenses Paid During Period	$6.29	$10.20	$10.21	$6.11	$9.91	$9.91

For each class of the Fund, expenses are equal to the expense ratio for the class (1.20% for Class A, 1.95% for Class B, 1.95% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Technology	26.7%

Short-Term Investments	24.6%

Healthcare	16.5%

Consumer Services	15.1%

Consumer Discretionary	9.9%

Financial & Business Services	8.6%

Energy	7.9%

Capital Goods	5.6%

Materials & Processing	5.4%

Other	-20.3%

Allianz Funds Semi-Annual Report   |  12.31.05   19

A G R O W T H S T O C K F U N D	Ticker Symbols: A Share: RALGX B Share: RBLGX C Share: RCLGX

RCM Large-Cap Growth Fund

■	RCM Large-Cap Growth Fund seeks long-term capital appreciation by normally investing at least 80% of its net assets in stocks of U.S. companies with market capitalizations of at least $3 billion.

■

The Fund’s Class A Shares returned 9.62% for the six-month period ended December 31, 2005. This return significantly outperformed the Fund’s benchmark, the S&P 500 Index, which returned 5.76% for the same period.

■

After a slow start earlier in the year, stocks picked up in the last six months of 2005. Strong third quarter performance and modest gains in the fourth quarter allowed the market as a whole (as measured by the S&P 500 Index) to finish the reporting period up 5.76%.

■

Relative performance was helped over the six months by overweight exposure and strong stock selection in the technology sector. In particular, the Fund benefited from positions in SanDisk Corp. and Marvell Technology Group Ltd. SanDisk was up on increased demand for flash memory cards used in digital cameras, digital music players and cell phones. Marvell stock rose on the announcement of record third quarter results.

■	The Fund also saw strength from its investment in Apple Computer Inc. Apple stock continued to perform well as the company dominates the mp3 player market with its iPod products.

■

While the Fund delivered solid absolute and relative performance over the reporting period, there were some areas of weakness, including stock selection in health care. For example, Fund holding Abbott Laboratories was hurt by disappointing clinical trial results on its heart treatment drug.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (12/31/96)

RCM Large-Cap Growth Class A	9.62%	9.97%	-3.75%	—	8.30%

RCM Large-Cap Growth Class A (adjusted)	3.59%	3.92%	-4.83%	—	7.62%

RCM Large-Cap Growth Class B	9.17%	9.17%	-4.47%	—	7.58%

RCM Large-Cap Growth Class B (adjusted)	4.17%	4.17%	-4.85%	—	7.58%

RCM Large-Cap Growth Class C (adjusted)	8.15%	8.15%	-4.47%	—	7.49%

S&P 500 Index	5.76%	4.90%	0.54%	—	7.63%

Lipper Large-Cap Growth Fund Average	8.09%	6.20%	-3.99%	—	5.46%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information.

Annual Fund Operating Expenses	Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)

	Class A	Class B	Class C	Class A	Class B	Class C

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,096.20	$1,091.70	$1,091.50	$1,019.61	$1,015.83	$1,015.83

Expenses Paid During Period	$5.86	$9.81	$9.81	$5.65	$9.45	$9.45

For each class of the Fund, expenses are equal to the expense ratio for the class (1.15% for Class A, 1.89% for Class B, 1.89% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Technology	30.1%

Healthcare	21.1%

Financial & Business Services	13.3%

Energy	10.7%

Short-Term Investments	10.5%

Consumer Discretionary	7.0%

Consumer Staples	5.3%

Consumer Services	4.0%

Aerospace	3.6%

Other	-5.6%

20   Allianz Funds Semi-Annual Report  |  12.31.05

A G R O W T H S T O C K F U N D	Ticker Symbols: A Share: RMDAX B Share: RMDBX C Share: RMDCX

RCM Mid-Cap Fund

■

RCM Mid-Cap Fund seeks long-term capital appreciation by normally investing 80% of its net assets in equity securities of small- to medium-sized U.S. companies with market capitalizations comparable to those companies included in the Russell Midcap Growth Index.

■	The Fund’s Class A Shares returned 12.40% for the six months ended December 31, 2005. The Fund’s benchmark, the Russell Midcap Growth Index, returned 10.22% for the same period.

■

After declining during the first quarter, most major stock market indices rebounded in the remainder of the year. The market as a whole (as measured by the S&P 500 Index) was up 5.76% for the six-month period ending 12.31.05. Mid-caps outperformed small- and large-cap stocks in this environment. Within mid-caps, growth outperformed value, with the Russell Midcap Growth Index up 10.22% and the Russell Midcap Value Index up 6.76%.

■

Relative performance was supported during this period by strong stock selection in the semiconductor industry. In particular, positions in SanDisk and Marvell Technology Group Ltd. helped performance. SanDisk stock rose in response to increased demand for flash memory cards, which are used in digital cameras, digital music players and cell phones. Marvell Technology stock was supported by better-than-expected third quarter results.

■

Stock selection in financials also contributed to relative performance. One example was Lazard Ltd. Increased mergers and acquisition activity and increasing demand for advisory services drove up the firm’s third quarter profits.

■

Communications equipment stocks Tekelec, Avaya, and Sonus held back the Fund’s returns. Tekelec develops network signaling products, switching products and services, and selected service applications for telecommunications networks and contact centers. The company is facing competitive pressures along with a change in senior management—the CEO recently announced his retirement. RCM sold the stock during the quarter.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (11/06/79)

RCM Mid-Cap Class A	12.40%	9.43%	-2.84%	8.23%	15.04%

RCM Mid-Cap Class A (adjusted)	6.22%	3.42%	-3.93%	7.62%	14.79%

RCM Mid-Cap Class B	12.16%	9.16%	-3.26%	7.77%	14.79%

RCM Mid-Cap Class B (adjusted)	7.16%	4.16%	-3.65%	7.77%	14.79%

RCM Mid-Cap Class C (adjusted)	11.20%	7.78%	-3.33%	7.58%	14.28%

Russell Midcap Growth Index	10.22%	12.10%	1.38%	9.27%	—

Lipper Mid-Cap Growth Fund Average	9.48%	9.79%	-0.48%	8.05%	12.62%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information. The inception of the RCM Mid-Cap Fund pre-dates the inception of the Russell Midcap Growth Index. As such, no number is presented for the inception period for the index.

Annual Fund Operating Expenses	Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)

	Class A	Class B	Class C	Class A	Class B	Class C

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,124.00	$1,121.60	$1,122.00	$1,019.51	$1,015.73	$1,015.73

Expenses Paid During Period	$6.05	$10.05	$10.06	$5.75	$9.55	$9.55

For each class of the Fund, expenses are equal to the expense ratio for the class (1.20% for Class A, 1.94% for Class B, 1.94% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Technology	23.2%

Healthcare	16.3%

Energy	14.9%

Consumer Discretionary	12.1%

Consumer Services	11.7%

Short-Term Investments	10.2%

Financial & Business Services	6.2%

Materials & Processing	4.1%

Capital Goods	3.5%

Other	-2.2%

Allianz Funds Semi-Annual Report  |  12.31.05   21

A G R O W T H S T O C K F U N D	Ticker Symbols: A Share: PMWAX B Share: PMWBX C Share: PMWCX

RCM Targeted Core Growth Fund

■	RCM Targeted Core Growth Fund seeks after-tax growth of capital by investing in a broadly diversified portfolio of equity securities of U.S. companies.

■

The Fund’s Class A Shares returned 11.63% for the six months ended December 31, 2005. This return significantly outperformed the Fund’s benchmark, the S&P 500 Index, which returned 5.76% for the same period.

■

Despite some clear challenges in the global economy, the stock market picked up in the second half of 2005. Strong third quarter performance and modest gains in the fourth quarter allowed the market as a whole (as measured by the S&P 500 Index) to finish the reporting period up 5.76%.

■

Favorable stock selection was the primary source of the Fund’s strong relative performance. Stock picks in technology made the most significant contribution, with Apple Computer, Marvell Technology and SanDisk all performing well for the Fund over the period.

■

Overweight positions in biotechnology also helped relative performance. While biotechnology had suffered earlier in the year, the industry as a whole (as measured by the NASDAQ Biotechnology Index) rose 14.47% over the reporting period, boosted by increased mergers and acquisition activity.

■

While the Fund delivered strong absolute and relative performance, there were areas of some weakness, including stock selection in health care. Specifically, performance was hindered by Fund holdings Abbott Laboratories and Stryker Corp.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (12/30/98)

RCM Targeted Core Growth Class A	11.63%	7.33%	-2.75%	—	2.84%

RCM Targeted Core Growth Class A (adjusted)	5.49%	1.43%	-3.84%	—	2.01%

Class A Shares after taxes on distribution		1.43%	-3.84%	—	1.92%

Class A Shares after distributions & sales of fund shares		0.93%	-3.23%	—	1.67%

RCM Targeted Core Growth Class B	11.16%	6.59%	-3.49%	—	2.06%

RCM Targeted Core Growth Class B (adjusted)	6.16%	1.59%	-3.88%	—	2.06%

Class B Shares after taxes on distribution		1.59%	-3.88%	—	1.97%

Class B Shares after distributions & sales of fund shares		1.03%	-3.25%	—	1.71%

RCM Targeted Core Growth Class C (adjusted)	10.15%	5.58%	-3.47%	—	2.08%

Class C Shares after taxes on distribution		5.58%	-3.47%	—	1.98%

Class C Shares after distributions & sales of fund shares		3.63%	-2.92%	—	1.73%

S&P 500 Index	5.76%	4.90%	0.54%	—	1.77%

Lipper Large-Cap Growth Fund Average	8.09%	6.20%	-3.99%	—	-0.35%

Performance quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. See page 4 for more information.

Annual Fund Operating Expenses	Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance			Hypothetical Performance (5% return before expenses)

	Class A	Class B	Class C	Class A	Class B	Class C

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,116.30	$1,111.60	$1,111.50	$1,018.80	$1,015.02	$1,015.02

Expenses Paid During Period	$6.77	$10.75	$10.75	$6.46	$10.26	$10.26

For each class of the Fund, expenses are equal to the expense ratio for the class (1.30% for Class A, 2.04% for Class B, 2.04% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Technology	32.4%

Healthcare	16.9%

Short-Term Investments	11.4%

Consumer Discretionary	11.0%

Consumer Staples	9.4%

Energy	8.9%

Financial & Business Services	8.0%

Capital Goods	3.7%

Aerospace	2.7%

Other	-4.4%

22   Allianz Funds Semi-Annual Report  |  12.31.05

Schedule of Investments
AMM Asset Allocation Fund (a)
December 31, 2005 (unaudited)

		Value
	Shares	(000s)
ALLIANZ FUNDS (b)—50.6%
CCM Capital Appreciation	114,766	$2,269
CCM Mid-Cap (d)	74,342	2,040
NACM International	1,887,822	36,378
NFJ Small-Cap Value	232,807	6,921
OCC Renaissance (d)	790,967	17,401
OCC Value	797,828	12,829
PEA Growth (d)	78,101	1,583
PEA Opportunity (d)	416,881	8,488
PEA Target (d)	123,361	2,428
RCM Large-Cap Growth	1,568,268	22,034
RCM Mid-Cap (d)	5,525,155	16,576

Total Allianz Funds (cost—$107,676)		128,947

PIMCO FUNDS (c)—49.5%
Emerging Markets Bond	83,135	928
Foreign Bond (U.S. Dollar-Hedged)	259,526	2,704
High Yield	561,470	5,458
Short-Term	501,610	5,011
StocksPLUS	3,368,233	34,120
Total Return	7,412,088	77,827

Total PIMCO Funds (cost $124,654)		126,048

Total Investments
(cost—$232,330)—100.1%		254,995

Liabilities in excess of other assets—(0.1)%		(269)

Net Assets—100.0%		$254,726

Notes to Schedule of Investments:
(a) The Fund invests in shares of affiliated Funds.

(b) Institutional Class shares of each Allianz Fund.

(c) Institutional Class shares of each PIMCO Fund.

(d) Non-income producing Fund.

See accompanying notes   |   12.31.05    |    Allianz Funds Semi-Annual Report   23

Schedule of Investments
CCM Capital Appreciation Fund
December 31, 2005 (unaudited)

		Value
	Shares	(000s)
COMMON STOCK—98.9%
Aerospace—2.8%
Boeing Co. (b)	278,410	$19,555
Raytheon Co.	398,680	16,007

		35,562

Capital Goods—6.1%
Caterpillar, Inc.	278,560	16,092
Illinois Tool Works, Inc.	174,870	15,387
Ingersoll-Rand Co., Ltd. Class A (b)	397,520	16,048
Rockwell Automation, Inc.	263,890	15,612
Textron, Inc.	197,260	15,185

		78,324

Communications—3.0%
AT&T, Inc.	768,720	18,826
NII Holdings, Inc., Class B (a)(b)	418,030	18,259
Sprint Corp. (b)	83,338	1,947

		39,032

Consumer Discretionary—6.4%
Fastenal Co. (b)	382,440	14,988
Harman International Industries, Inc. (b)	176,110	17,232
Home Depot, Inc.	492,610	19,941
Nike, Inc., Class B	176,390	15,309
Tiffany & Co.	398,220	15,248

		82,718

Consumer Services—7.5%
Iron Mountain, Inc. (a)	362,200	15,292
Marriott International, Inc., Class A	239,310	16,027
McGraw-Hill Cos., Inc.	323,460	16,700
Monster Worldwide, Inc. (a)	386,230	15,766
Robert Half International, Inc.	446,000	16,899
Starwood Hotels & Resorts Worldwide, Inc., Class B, Unit	249,980	15,964

		96,648

Consumer Staples—1.3%
PepsiCo, Inc.	284,970	16,836

Energy—8.8%
Apache Corp.	171,838	11,774
Baker Hughes, Inc.	211,990	12,885
Marathon Oil Corp.	196,490	11,980
Noble Corp.	194,930	13,750
Peabody Energy Corp.	185,060	15,253
Schlumberger Ltd. (b)	182,120	17,693
Transocean, Inc. (a)	211,850	14,764
XTO Energy, Inc.	333,920	14,672

		112,771

Financial Services—15.3%
American Express Co.	301,930	15,537
Capital One Financial Corp.	177,760	15,359
CIT Group, Inc.	366,220	18,963
Franklin Resources, Inc.	160,000	15,042
Genworth Financial, Inc., Class A (b)	474,010	16,391
Goldman Sachs Group, Inc. (b)	126,000	16,092
Lehman Brothers Holdings, Inc. (b)	149,110	19,111
Loews Corp.	163,890	15,545
Merrill Lynch & Co., Inc. (b)	249,910	16,926
MetLife, Inc.	299,740	14,687

		Value
	Shares	(000s)

PNC Financial Services Group, Inc.	263,860	$16,315
Prudential Financial, Inc. (b)	228,370	16,714

		196,682

Healthcare—16.9%
Allergan, Inc. (b)	167,930	18,130
Amgen, Inc. (a)	192,392	15,172
Baxter International, Inc.	396,090	14,913
Coventry Health Care, Inc. (a)	266,900	15,203
Eli Lilly & Co.	270,780	15,323
Express Scripts, Inc. (a)(b)	173,250	14,518
Genentech, Inc. (a)	156,960	14,519
Genzyme Corp. (a)	234,330	16,586
Medtronic, Inc.	298,870	17,206
St. Jude Medical, Inc. (a)	349,400	17,540
UnitedHealth Group, Inc.	344,710	21,420
WellPoint, Inc. (a)	254,980	20,345
Wyeth	346,000	15,940

		216,815

Materials & Processing—2.3%
Phelps Dodge Corp.	97,730	14,061
Vulcan Materials Co.	219,810	14,892

		28,953

Technology—23.7%
Adobe Systems, Inc.	363,720	13,443
Advanced Micro Devices, Inc. (a)	576,450	17,639
American Tower Corp. (a)	575,120	15,586
Apple Computer, Inc. (a)	296,530	21,318
Autodesk, Inc.	395,990	17,008
Broadcom Corp., Class A (a)	345,640	16,297
Citrix Systems, Inc. (a)	581,750	16,743
Corning, Inc. (a)	737,000	14,489
Emerson Electric Co.	205,240	15,331
Expedia, Inc. (a)	512,890	12,289
Fiserv, Inc. (a)	393,150	17,012
Harris Corp. (b)	341,900	14,705
Hewlett-Packard Co.	520,460	14,901
International Business Machines Corp.	186,280	15,312
Microsoft Corp.	839,890	21,963
Motorola, Inc.	643,840	14,544
National Semi-conductor Corp.	587,040	15,251
QUALCOMM, Inc.	375,780	16,189
SanDisk Corp. (a)(b)	242,370	15,226

		305,246

Transportation—2.5%
Burlington Northern Santa Fe Corp.	230,160	16,300
Southwest Airlines Co. (b)	920,030	15,116

		31,416

Utilities—2.3%
Duke Energy Corp. (b)	509,680	13,991
TXU Corp.	318,460	15,983

		29,974

Total Common Stock
(cost—$1,127,745)		1,270,977

	Principal
	Amount	Value
	(000s)	(000s)
SHORT-TERM INVESTMENTS—13.1%
Collateral Invested for Securities on Loan (d)—8.1%
Adirondack 2005-1 Corp., 4.356% due 1/25/06	$5,000	$4,984
Bavaria Universal Funding, 4.412% due 2/27/06, FRN (c)	2,000	1,986
Beta Finance, Inc., Series 3, 4.301% due 8/1/06, FRN (c)	2,000	2,000
Canadian Imperial Bank, 4.00% due 1/3/06	908	908
Citigroup Global Markets, Inc., 4.32% due 1/3/06	1,000	1,000
Compass Securitization, 4.376% due 1/23/06	12,000	11,965
Credit Suisse First Boston, FRN 4.313% due 2/27/06	1,000	1,001
4.319% due 2/27/06	3,000	3,002
4.323% due 2/6/06	5,000	5,004
Davis Square Funding V Corp., 4.352% due 1/3/06	1,000	1,000
4.391% due 1/30/06	6,000	5,978
4.392% due 1/31/06	2,000	1,992
Morgan Stanley, 4.28% due 2/3/06, FRN	3,000	3,000
4.33% due 6/20/06	5,000	5,000
4.33% due 7/10/06	1,000	1,000
Northern Rock PLC, 4.321% due 2/3/06, FRN (c)	2,000	2,000
Ormond Quay Funding LLC, 4.332% due 1/30/06	5,000	4,981
Sierra Madre Funding Delaware Corp.,4.356% due 1/26/06	10,000	9,968
Sigma Finance, Inc., FRN (c) 4.251% due 3/6/06	3,000	2,999
4.308% due 1/27/06	5,000	5,004
4.348% due 2/15/06	5,000	4,998
Skandinaviska Enskilda Banken, 4.349% due 1/20/06	4,000	4,000
Tango Finance Corp., 4.251% due 1/11/06, FRN (c)	3,000	3,001
Treasury Bank, FRN 4.419% due 2/27/06	5,000	5,000
4.429% due 3/15/06	13,000	13,000

		104,771

Repurchase Agreement—5.0%
State Street Bank & Trust Co., dated 12/30/05, 3.90%, due 1/3/06, proceeds $63,804;	63,776	63,776

collateralized by Fannie Mae, 2.625% - 5.00%, 1/15/07 - 1/19/07 valued at $26,442 including accrued interest; and Federal Home Loan Bank, 3.375% - 4.875%, 2/15/07 - 4/16/07, valued at $23,770 including accrued interest; and Freddie Mac, 2.75%, 2/9/07 valued at $14,842 including accrued interest (cost—$63,776)

Total Short-Term Investments
(cost—$168,543)		168,547

24   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Schedule of Investments (cont.)
CCM Capital Appreciation Fund
December 31, 2005 (unaudited)

Value
(000s)

Total Investments
(cost—$1,296,288)—112.0%	$1,439,524

Liabilities in excess of other assets—(12.0)%	(153,829)

Net Assets—100.0%	$1,285,695

Notes to Schedule of Investments (amounts in thousands):
(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $102,035; cash collateral of $104,553 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from securities on loan.

Glossary:
FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

See accompanying notes  |  12.31.05  |  Allianz Funds Semi-Annual Report   25

Schedule of Investments
CCM Mid-Cap Fund
December 31, 2005 (unaudited)

		Value
	Shares	(000s)
COMMON STOCK—99.5%
Aerospace—1.1%
Rockwell Collins, Inc.	301,700	$14,020

Capital Goods—4.2%
Black & Decker Corp.	178,180	15,494
Fluor Corp. (b)	210,040	16,228
Joy Global, Inc.	565,720	22,629

		54,351

Communications—2.7%
NII Holdings, Inc., Class B (a)	408,480	17,843
West Corp. (a)	407,950	17,195

		35,038

Consumer Discretionary—10.0%
Chico’s FAS, Inc. (a)	401,080	17,619
Claire’s Stores, Inc.	546,540	15,970
Ingram Micro, Inc., Class A (a)	815,290	16,249
Nordstrom, Inc.	411,550	15,392
Office Depot, Inc. (a)	536,290	16,840
Tech Data Corp. (a)	384,690	15,264
Tiffany & Co.	402,960	15,429
W. W. Grainger, Inc.	223,370	15,882

		128,645

Consumer Services—7.5%
Boyd Gaming Corp.	382,220	18,217
Choice Hotels International, Inc.	452,970	18,916
Hilton Hotels Corp.	711,000	17,142
RR Donnelley & Sons Co.	434,040	14,848
Service Corp International	1,859,910	15,214
Station Casinos, Inc.	185,030	12,545

		96,882

Consumer Staples—2.4%
Brown-Forman Corp., Class B	224,760	15,580
Pilgrim’s Pride Corp. (b)	470,050	15,587

		31,167

Energy—12.1%
Amerada Hess Corp. (b)	117,900	14,952
Cooper Cameron Corp. (a)	405,980	16,808
ENSCO International, Inc.	318,580	14,129
EOG Resources, Inc.	204,050	14,971
Grant Prideco, Inc. (a)	399,850	17,641
Newfield Exploration Co. (a)	302,520	15,147
Pride International, Inc. (a)	507,280	15,599
Questar Corp.	210,900	15,965
Southwestern Energy Co. (a)	445,700	16,019
Tesoro Corp.	231,880	14,272

		155,503

Environmental Services—1.1%
Republic Services, Inc.	387,070	14,535

Financial Services—15.4%
Assurant, Inc.	338,570	14,725
Bear Stearns Cos., Inc.	142,630	16,478
BlackRock, Inc.	59,650	6,471
CB Richard Ellis Group, Inc., Class A (a)	328,720	19,345
CIT Group, Inc.	357,710	18,522
CNA Financial Corp. (a)	440,640	14,422
E*Trade Financial Corp. (a)	625,700	13,052
Federated Investors, Inc.	427,980	15,852
Hospitality Properties Trust, REIT	376,840	15,111
Lincoln National Corp.	295,880	15,691
Reinsurance Group of America	327,510	15,642
T. Rowe Price Group, Inc.	233,040	16,786
UnumProvident Corp. (b)	716,840	16,308

		198,405

		Value
	Shares	(000s)

Healthcare—15.8%
Bausch & Lomb, Inc.	194,650	$13,217
Community Health Systems, Inc. (a)(b)	417,370	16,002
Coventry Health Care, Inc. (a)	267,480	15,236
Dade Behring Holdings, Inc.	396,880	16,228
Endo Pharmaceuticals Holdings, Inc. (a)	528,170	15,982
Express Scripts, Inc. (a)(b)	174,690	14,639
Health Net, Inc. (a)	405,040	20,880
Hospira, Inc. (a)	374,630	16,027
Humana, Inc. (a)(b)	350,950	19,067
Protein Design Labs, Inc. (a)(b)	690,570	19,626
Sepracor, Inc. (a)(b)	322,170	16,624
Varian Medical Systems, Inc. (a)(b)	398,980	20,085

		203,613

Materials & Processing—3.6%
Florida Rock Industries, Inc.	391,635	19,213
Phelps Dodge Corp.	100,610	14,475
Precision Castparts Corp.	254,180	13,169

		46,857

Technology—18.8%
Ametek, Inc. (b)	382,170	16,257
Analog Devices, Inc.	441,510	15,837
Broadcom Corp., Class A (a)	353,260	16,656
Cadence Design Systems, Inc. (a)	928,910	15,717
Comverse Technology, Inc. (a)	511,730	13,607
DST Systems, Inc. (a)	262,340	15,717
Fisher Scientific International, Inc. (a)	234,640	14,515
Harris Corp. (b)	338,550	14,561
Intuit, Inc. (a)	317,030	16,898
Microchip Technology, Inc. (b)	474,270	15,248
National Semi-conductor Corp.	670,000	17,407
Red Hat, Inc. (a)(b)	729,570	19,873
SanDisk Corp. (a)(b)	246,800	15,504
Tellabs, Inc. (a)(b)	1,708,940	18,627
Thomas & Betts Corp. (a)	388,220	16,290

		242,714

Transportation—2.4%
CH Robinson Worldwide, Inc.	400,290	14,823
Ryder System, Inc.	377,320	15,477

		30,300

Utilities—2.4%
NRG Energy, Inc. (a)(b)	396,590	18,688
Oneok, Inc. (b)	459,300	12,231

		30,919

Total Common Stock
(cost—$1,137,188)		1,282,949

SHORT-TERM INVESTMENT S—14.7%
	Principal
	Amount
	(000s)

Collateral Invested for Securities on Loan (d)—12.1%
Adirondack 2005-1 Corp.,
4.342% due 1/17/06	$5,000	4,989
4.355% due 1/25/06	5,000	4,984
Bank of America N.A., 4.33% due 1/3/06	23,000	23,000
Bavaria TRR Corp., 4.368% due 1/25/06, FRN (c)	8,000	7,975
Bavaria Universal Funding, 4.412% due 2/27/06, FRN (c)	2,000	1,986

	Principal
	Amount	Value
	(000s)	(000s)

Bear Stearns Cos., Inc., 4.37% due 1/3/06	$3,000	$3,000
Beta Finance, Inc., Series 3, 4.301% due 8/1/06, FRN (c)	2,000	2,000
Canadian Imperial Bank, 4.00% due 1/3/06	8,510	8,510
Citigroup Global Markets, Inc., 4.320% due 1/3/06	30,000	30,000
Compass Securitization, 4.373% due 01/23/06	2,000	1,994
4.376% due 1/23/06	4,000	3,989
Credit Suisse First Boston, FRN 4.313% due 2/27/06	1,000	1,001
4.319% due 2/27/06	4,000	4,003
4.323% due 2/6/06	5,000	5,004
Davis Square Funding V Corp., 4.352% due 1/3/06	4,000	3,998
4.392% due 1/31/06	2,000	1,992
Morgan Stanley, 4.28% due 2/3/06, FRN	3,000	3,000
4.33% due 6/20/06	10,000	10,000
Northern Rock PLC, 4.321% due 2/3/06, FRN (c)	2,000	2,000
Ormond Quay Funding LLC, 4.332% due 1/30/06	5,000	4,981
Sierra Madre Funding Delaware Corp., 4.356% due 1/26/06	7,300	7,276
Sigma Finance, Inc., 4.251% due 3/6/06, FRN (c)	3,000	2,999
Skandinaviska Enskilda Banken, 4.349% due 1/20/06	3,000	3,000
Treasury Bank, FRN 4.419% due 2/27/06	2,000	2,000
4.429% due 3/15/06	12,000	12,000

		155,681

Repurchase Agreement—2.6%
State Street Bank & Trust Co., dated 12/30/05, 3.90%, due 1/3/06, proceeds $33,310;	33,296	$33,296

collateralized by Federal Home Loan Bank, 4.375%, 9/17/10, valued at $33,962 including accrued interest (cost—$33,296)

Total Short-Term Investments
(cost—$188,976)		188,977

Total Investments
(cost—$1,326,164)—114.2%		1,471,926

Liabilities in excess of other assets—(14.2)%		(182,563)

Net Assets—100.0%		$1,289,363

26   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Schedule of Investments (cont.)
CCM Mid-Cap Fund
December 31, 2005 (unaudited)

Notes to Schedule of Investments
(amounts in thousands):
(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $150,250; cash collateral of $155,297 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from securities on loan.

Glossary:

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.
REIT — Real Estate Investment Trust

See accompanying notes  |  12.31.05  |  Allianz Funds Semi-Annual Report   27

Schedule of Investments
NACM Flex-Cap Value Fund
December 31, 2005 (unaudited)

		Value
	Shares	(000s)
COMMON STOCK—90.5%
Aerospace—0.7%
AAR Corp. (a)	13,900	$333

Capital Goods—7.9%
3M Co.	13,600	1,054
Dycom Industries, Inc. (a)	20,900	460
ESCO Technologies, Inc. (a)	8,600	382
General Electric Co.	29,300	1,027
Textron, Inc.	7,700	593

		3,516

Consumer Discretionary—1.5%
Charming Shoppes (a)	35,500	468
Federated Department Stores, Inc.	3,100	206

		674

Consumer Services—6.3%
Comcast Corp., Class A (a)(b)	21,000	545
Energy Coal Resources, Inc. (a)(e)	26,000	416
Liberty Global, Inc. (a)	11,800	250
Liberty Global, Inc., Class A (a)	11,800	266
Time Warner, Inc.	44,300	773
Viacom, Inc., Class B (a)	16,700	544

		2,794

Consumer Staples—3.1%
Altria Group, Inc.	9,300	695
PepsiCo, Inc.	11,400	674

		1,369

Energy—13.9%
ChevronTexaco Corp.	15,000	852
CNX Gas Corp. (a)(e)	50,000	1,037
ConocoPhillips	22,700	1,321
Exxon Mobil Corp.	31,900	1,792
Freescale Semi-conductor, Inc., Class B (a)	25,800	649
Marathon Oil Corp.	9,300	567

		6,218

Financial Services—33.2%
American Express Co.	16,900	870
American International Group, Inc. (b)	15,700	1,071
Bank of America Corp.	29,398	1,357
Bank of New York Co., Inc.	21,800	694
Citigroup, Inc.	39,700	1,927
City National Corp.	6,300	456
Countrywide Financial Corp.	38,000	1,299
Goldman Sachs Group, Inc.	4,500	575
JP Morgan Chase & Co.	23,500	933
JER Investment Trust, Inc. (e)	4,900	83
KKR Financial Corp., REIT	4,150	99
Morgan Stanley	8,600	488
Newcastle Investment Corp., REIT	5,600	139
North Fork Bancorp., Inc.	27,800	761
U.S. Bancorp	20,700	619
Washington Mutual, Inc.	39,500	1,718
Wells Fargo & Co.	28,000	1,759

		14,848

Healthcare—5.3%
Nektar Therapeutics, Inc. (a)(b)	24,200	398
Pfizer, Inc.	47,000	1,096
WellPoint, Inc. (a)	11,100	886

		2,380

		Value
	Shares	(000s)

Materials & Processing—5.2%
Alcan, Inc.	15,900	$651
Dow Chemical Co.	14,600	640
RTI International Metals, Inc. (a)	13,300	504
Smurfit-Stone Containers Corp. (a)	37,600	533

		2,328

Technology—7.6%
3Com Corp. (a)	115,000	414
ASML Holding NV ADR (a)	37,100	745
Intel Corp.	15,900	397
International Business Machines Corp.	11,500	945
Microsoft Corp.	34,300	897

		3,398

Telecommunications—4.1%
AT&T, Inc.	44,600	1,092
Verizon Communications, Inc.	24,600	741

		1,833

Utilities—1.7%
Cinergy Corp.	5,000	212
NRG Energy, Inc. (a)(b)	11,200	528

		740

Total Common Stock
(cost—$38,706)		40,431

EXCHANGE-TRADED FUND—3.7%

iShares Russell 1000 Value Index Fund (b) (cost—$1,600)	23,900	1,650

SHORT-TERM INVESTMENTS—11.9%
	Principal
	Amount
	(000s)

Collateral Invested for Securities on Loan (d)—8.0%
Adirondack 2005-1 Corp., 4.355% due 1/25/06	$200	199
Bavaria TRR Corp., 4.369% due 1/25/06, FRN (c)	200	200
Bavaria Universal Funding, 4.41% due 2/27/06, FRN (c)	100	99
Canadian Imperial Bank, 4.00% due 1/3/06	997	998
Davis Square Funding V Corp., 4.352% due 1/3/06	1,000	1,000
Fortis Bank, 4.23% due 1/3/06	390	390
Morgan Stanley, 4.33% due 6/20/06	500	500
Sierra Madre Funding Delaware Corp., 4.355% due 1/26/06	200	199

		3,585

	Principal
	Amount	Value
	(000s)	(000s)

Repurchase Agreement—3.9%
State Street Bank & Trust Co., dated 12/30/05, 3.90%, due 1/3/06, proceeds $1,721;	$1,720	$1,720

collateralized by Federal Home Loan Bank, 4.375%, 9/17/10, valued at $1,759 including accrued interest (cost—$1,720)

Total Short-Term Investments
(cost—$5,305)		5,305

Total Investments
(cost—$45,611)—106.1%		47,386

Liabilities in excess of other assets—(6.1)%		(2,729)

Net Assets—100.0%		$44,657

Notes to Schedule of Investments (amounts in thousands):
(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $3,474; cash collateral of $3,577 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from securities on loan.

(e) Fair-valued security.

Glossary:
ADR — American Depositary Receipt
FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

REIT — Real Estate Investment Trust

28   Allianz Funds Semi-Annual Report   |  12.31.05   |  See accompanying notes

Schedule of Investments
NACM Growth Fund
December 31, 2005 (unaudited)

		Value
	Shares	(000s)
COMMON STOCK—99.6%
Aerospace—4.1%
Boeing Co.	600	$42
Lockheed Martin Corp.	1,100	70
Raytheon Co.	1,300	52

		164

Building—1.3%
KB Home	700	51

Capital Goods—4.1%
General Electric Co.	3,200	112
Parker Hannifin Corp.	800	53

		165

Consumer Discretionary—7.6%
Claire’s Stores, Inc.	1,800	53
Copart, Inc. (a)	800	18
Darden Restaurants, Inc.	1,000	39
Federated Department Stores, Inc.	600	40
J.C. Penney Co., Inc.	900	50
McDonald’s Corp.	1,300	44
Newell Rubbermaid, Inc.	1,700	40
Yum! Brands, Inc.	400	19

		303

Consumer Services—6.0%
Cendant Corp.	2,200	38
McKesson Corp.	1,300	67
Pharmaceutical Product Development, Inc.	800	50
Sirius Satellite Radio, Inc. (a)	4,700	31
Viacom, Inc., Class B (a)	1,600	52

		238

Consumer Staples—7.1%
Anheuser-Busch Cos., Inc.	900	39
Archer-Daniels-Midland Co.	2,800	69
Coca-Cola Co.	2,000	81
Monsanto Co.	900	70
Procter & Gamble Co.	390	22

		281

Energy—7.3%
ConocoPhillips	700	41
Devon Energy Corp.	800	50
Diamond Offshore Drilling, Inc.	800	56
Helmerich & Payne, Inc.	600	37
Pride International, Inc. (a)	1,900	58
Transocean, Inc. (a)	700	49

		291

Financial Services—2.2%
Allstate Corp.	900	49
Chubb Corp.	400	39

		88

Healthcare—17.0%
Abbott Laboratories	1,300	51
Aetna, Inc.	700	66
Alcon, Inc.	400	52
Amgen, Inc. (a)	500	40
Becton Dickinson & Co.	900	54
Cardinal Health, Inc.	500	34
Express Scripts, Inc. (a)	600	50
Johnson & Johnson	2,600	156
Manor Care, Inc.	1,300	52
UnitedHealth Group, Inc.	1,900	118

		673

		Value
	Shares	(000s)

Materials & Processing—3.8%
Eastman Chemical Co.	800	$41
Martin Marietta Materials, Inc.	700	54
Nucor Corp.	500	33
PPG Industries, Inc.	400	23

		151

Technology—31.3%
Agilent Technologies, Inc. (a)	1,400	47
Broadcom Corp., Class A (a)	400	19
CheckFree Corp. (a)	700	32
Cisco Systems, Inc. (a)	2,500	43
Corning, Inc. (a)	3,200	63
Electronic Data Systems Corp.	1,500	36
EMC Corp. (a)	5,200	71
Emerson Electric Co.	800	60
Fair Isaac Corp.	1,100	49
Fisher Scientific International, Inc. (a)	800	50
Hewlett-Packard Co.	1,400	40
IMS Health, Inc.	1,600	40
Intel Corp.	6,500	162
International Business Machines Corp.	1,300	107
Intersil Corp.	1,800	45
LSI Logic Corp. (a)	4,300	34
Microsoft Corp.	1,700	44
Motorola, Inc.	900	20
National Semi-conductor Corp.	2,200	57
Oracle Corp. (a)	6,000	73
QUALCOMM, Inc.	1,100	47
Red Hat, Inc. (a)	800	22
Texas Instruments, Inc.	2,500	80

		1,241

Transportation—6.5%
Burlington Northern Santa Fe Corp.	800	57
CNF, Inc.	400	22
CSX Corp.	1,300	66
Laidlaw International, Inc.	1,600	37
United Parcel Service, Inc., Class B	1,000	75

		257

Utilities—1.3%
TXU Corp.	1,000	50

Total Common Stock
(cost—$3,742)		3,953

	Principal
	Amount
	(000s)

Repurchase Agreement—0.7%
State Street Bank & Trust Co., dated 12/30/05, 3.90%, due 1/3/06, proceeds $29;	$29	29

collateralized by Federal Home Loan Bank, 4.375%, 9/17/10, valued at $30 including accrued interest (cost—$29)

Total Investments
(cost—$3,771)—100.3%		3,982

Liabilities in excess of other assets—(0.3)%		(13)

Net Assets—100.0%		$3,969

Notes to Schedule of Investments:
(a) Non-income producing.

See accompanying notes  |  12.31.05  |  Allianz Funds Semi-Annual Report   29

Schedule of Investments
NFJ Dividend Value Fund
December 31, 2005 (unaudited)

		Value
	Shares	(000s)
COMMON STOCK—94.8%
Consumer Discretionary—11.5%
Limited Brands, Inc. (a)	1,150,000	$25,702
Mattel, Inc.	1,645,000	26,024
Stanley Works	540,000	25,942
V.F. Corp. (a)	464,000	25,678
Whirlpool Corp. (a)	620,000	51,931

		155,277

Consumer Staples—9.6%
Altria Group, Inc.	350,000	26,152
Anheuser-Busch Cos., Inc.	606,000	26,034
ConAgra Foods, Inc. (a)	1,285,000	26,060
Kimberly-Clark Corp.	431,000	25,709
Reynolds American, Inc. (a)	270,000	25,739

		129,694

Energy—13.5%
Anadarko Petroleum Corp.	274,000	25,962
ChevronTexaco Corp.	463,000	26,285
Marathon Oil Corp.	860,000	52,434
Occidental Petroleum Corp.	322,000	25,721
PetroChina Co. Ltd. ADR (a)	320,000	26,227
Petroleo Brasileiro S.A. ADR (a)	374,000	26,655

		183,284

Financial Services—26.7%
Bank of America Corp.	565,000	26,075
Duke Realty Corp., REIT (a)	772,000	25,785
JP Morgan Chase & Co.	644,000	25,560
Jefferson-Pilot Corp. (a)	452,000	25,732
KeyCorp. Capital (a)	1,580,000	52,029
Lincoln National Corp. (a)	482,000	25,560
MBNA Corp.	930,000	25,250
Morgan Stanley	460,000	26,100
Regions Financial Corp. (a)	1,530,000	52,265
St. Paul Travelers Cos., Inc.	577,000	25,775
Washington Mutual, Inc. (a)	1,190,000	51,765

		361,896

Healthcare—7.8%
GlaxoSmithKline PLC ADR	508,000	25,644
Merck & Co., Inc.	1,650,000	52,486
Pfizer, Inc.	1,203,000	28,054

		106,184

Industrial—4.5%
Deluxe Corp. (a)	306,000	9,223
Masco Corp.	860,000	25,963
Northrop Grumman Corp.	435,000	26,148

		61,334

Materials & Processing—5.7%
Dow Chemical Co. (a)	586,000	25,679
Freeport-McMoran Copper & Gold, Inc., Class B	484,000	26,039
Lyondell Chemical Co.	1,070,000	25,488

		77,206

Technology—2.1%
Seagate Technology, Inc. (a)	1,450,000	28,986

Telecommunication Services—5.7%
Alltel Corp.	410,000	25,871
AT&T, Inc. (a)	1,068,000	26,155
Verizon Communications, Inc.	850,000	25,602

		77,628

		Value
	Shares	(000s)

Utilities—7.7%
DTE Energy Co. (a)	603,000	$26,044
KeySpan Corp. (a)	734,000	26,196
Progress Energy, Inc. (a)	582,000	25,561
Sempra Energy	575,000	25,783

		103,584

Total Common Stock
(cost—$1,191,171)		1,285,073

SHORT-TERM INVESTMENTS—19.1%
	Principal
	Amount
	(000s)

Collateral Invested for
Securities on Loan (C)—14.2%

Adirondack 2005-1 Corp., 4.342% due 1/17/06	$10,000	9,978
4.356% due 1/25/06	10,000	9,969
Bavaria TRR Corp., 4.368% due 1/25/06, FRN (b)	30,000	29,906
Bavaria Universal Funding, 4.412% due 2/27/06, FRN (b)	10,000	9,928
Beta Finance, Inc., Series 3, 4.301% due 8/1/06, FRN (b)	1,000	1,000
Canadian Imperial Bank, 4.00% due 1/3/06	6,443	6,443
Compass Securitization 4.376% due 1/23/06	2,000	1,994
Credit Suisse First Boston, FRN 4.313% due 2/27/06	1,000	1,001
4.319% due 2/27/06	6,000	6,004
4.323% due 2/6/06	15,000	15,010
Davis Square Funding V Corp., 4.352% due 1/3/06	3,000	2,999
4.392% due 1/31/06	1,000	996
Fortis Bank, 4.23% due 1/3/06	9,000	9,000
Morgan Stanley, 4.28% due 2/3/06, FRN	2,000	2,000
4.33% due 6/20/06	20,000	20,000
4.33% due 7/10/06	5,000	5,000
Northern Rock PLC, 4.321% due 2/3/06, FRN (b)	2,000	2,000
Ormond Quay Funding LLC, 4.332% due 1/30/06	15,000	14,944
Sierra Madre Funding Delaware Corp., 4.356% due 1/26/06	10,000	9,968
Sigma Finance, Inc., FRN (b) 4.251% due 3/6/06	10,000	9,998
4.348% due 2/15/06	5,000	4,998
Skandinaviska Enskilda Banken, 4.349% due 1/20/06	3,000	3,000
Tango Finance Corp., 4.251% due 1/11/06, FRN (b)	5,000	5,002
Treasury Bank, FRN 4.419% due 2/27/06	8,000	8,000
4.429% due 3/15/06	4,000	4,000

		193,138

Repurchase Agreement—4.9%
State Street Bank & Trust Co., dated 12/30/05, 3.90%, due 1/3/06, proceeds $66,349;	66,320	66,320

collateralized by Federal Home Loan Bank, 4.375%, 9/17/10, valued at $67,649 including accrued interest (cost—$66,320)
Total Short-Term Investments (cost—$259,458)		259,458

Value
(000s)

Total Investments
(cost—$1,450,629)—113.9%	$1,544,531

Liabilities in excess of other assets—(13.9)%	(188,453)

Net Assets—100.0%	$1,356,078

Notes to Schedule of Investments (amounts in thousands):

(a) All or portion on loan with an aggregate market value of $186,974; cash collateral of $192,631 was received with which the Fund purchased short-term investments.

(b) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) Securities purchased with the cash proceeds from securities on loan.

Glossary:
ADR — American Depositary Receipt

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

REIT — Real Estate Investment Trust

30   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Schedule of Investments
NFJ Large-Cap Value Fund
 December 31, 2005 (unaudited)

		Value
	Shares	(000s)
COMMON STOCK—95.5%
Communications—3.6%
AT&T, Inc. (b)	53,424	$1,308
Verizon Communications, Inc.	47,600	1,434

		2,742

Consumer Discretionary—4.7%
Fortune Brands, Inc.	9,300	726
Gannett Co., Inc. (b)	23,600	1,429
Johnson Controls, Inc.	21,000	1,531
Limited Brands, Inc.	67,000	1,498
McDonald’s Corp.	20,800	701
Paccar, Inc.	20,500	1,419

		7,304

Consumer Staples—9.5%
Altria Group, Inc.	19,500	1,457
Anheuser-Busch Cos., Inc.	16,700	717
Archer-Daniels-Midland Co.	60,000	1,480
Coca-Cola Enterprises, Inc.	38,000	728
ConAgra Foods, Inc.	71,000	1,440
Kimberly-Clark Corp.	24,200	1,443

		7,991

Energy—9.6%
Apache Corp.	32,000	2,193
ConocoPhillips	37,800	2,199
Occidental Petroleum Corp.	18,400	1,470
Valero Energy Corp.	28,800	1,486

		7,348

Financial Services—28.7%
Allstate Corp.	53,600	2,898
Bank of America Corp.	47,600	2,197
Citigroup, Inc.	44,400	2,155
Countrywide Financial Corp.	42,300	1,446
Fannie Mae	30,300	1,479
KeyCorp. Capital	66,700	2,196
Lehman Brothers Holdings, Inc. (b)	17,700	2,269
Marsh & McLennan Cos., Inc.	23,200	737
MetLife, Inc.	44,700	2,190
St. Paul Travelers Cos., Inc.	49,200	2,198
Washington Mutual, Inc.	51,400	2,236

		22,001

Healthcare—6.9%
HCA, Inc.	14,200	717
Merck & Co., Inc.	47,000	1,495
Pfizer, Inc.	68,200	1,591
WellPoint, Inc. (a)	18,400	1,468

		5,271

Industrials—9.5%
3M Co.	9,300	721
Cendent Corp.	86,700	1,496
Deere & Co.	21,000	1,430
Masco Corp.	73,000	2,204
Northrop Grumman Corp.	24,400	1,467

		7,318

		Value
	Shares	(000s)

Materials & Processing—8.7%
Alcoa, Inc.	55,800	$1,650
Dow Chemical Co.	50,000	2,191
Phelps Dodge Corp.	10,000	1,439
PPG Industries, Inc.	25,000	1,447

		6,727

Real Estate Investment Trust—3.7%
Equity Office Properties Trust	49,000	1,486
Simon Property Group, Inc.	18,400	1,410

		2,896

Technology—1.9%
Hewlett-Packard Co.	51,000	1,460

Transportation—1.0%
Burlington Northern Santa Fe Corp.	10,800	765

Utilities—2.9%
TXU Corp.	43,700	2,193

Total Common Stock
(cost—$69,920)		73,290

SHORT-TERM INVESTMENTS—11.5%
	Principal
	Amount
	(000s)

Collateral Invested for Securities on Loan (d)—6.8%
Bavaria TRR Corp.,
4.368% due 1/25/06, FRN (c)	$1,000	997
Canadian Imperial Bank,
4.00% due 1/3/06	507	507
Compass Securitization,
4.376% due 1/23/06	200	199
Davis Square Funding V Corp.,
4.352% due 1/3/06	500	500
Fortis Bank,
4.230% due 1/3/06	2,000	2,000
Morgan Stanley,
4.330% due 6/20/06	500	500
Sierra Madre Funding
Delaware Corp.,
4.356% due 1/26/06	500	498

		5,201

Repurchase Agreement—4.7%
State Street Bank & Trust Co., dated 12/30/05, 3.90%, due 1/3/06, proceeds $3,576;	3,574	3,574

collateralized by Federal Home Loan Bank, 4.375%, 9/17/10, valued at $3,649 including accrued interest (cost—$3,574)

Total Short-Term Investments
(cost—$8,775)		8,775

Value
(000s)

Total Investments
(cost—$78,695)—107.0%	$82,065

Liabilities in excess of other assets—(7.0)%	(5,356)

Net Assets—100.0%	$76,709

Notes to Schedule of Investments
(amounts in thousands):
(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $5,021; cash collateral of $5,183 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from securities on loan.

Glossary:
FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.
REIT — Real Estate Investment Trust

See accompanying notes  |  12.31.05  |  Allianz Funds Semi-Annual Report   31

Schedule of Investments
NFJ Small-Cap Value Fund
 December 31, 2005 (unaudited)

		Value
	Shares	(000s)
COMMON STOCK—96.6%
Capital Goods—3.4%
Harsco Corp.	575,000	$38,818
Kennametal, Inc.	725,000	37,004
Regal-Beloit Corp.	1,090,000	38,586
Tecumseh Products Co., Class A	550,900	12,621

		127,029

Communications—0.7%
Iowa Telecommunications Services, Inc. (d)	1,800,000	27,882

Consumer Discretionary—14.1%
ArvinMeritor, Inc.	2,565,000	36,910
Bob Evans Farms, Inc.	786,000	18,125
Borders Group, Inc.	1,835,000	39,764
Brown Shoe Co., Inc.	780,000	33,095
Cato Corp., Class A (d)	1,539,000	33,011
CBRL Group, Inc. (a)	1,091,000	38,349
CKE Restaurants, Inc.	25,000	336
Claire’s Stores, Inc.	1,350,000	39,447
Ethan Allen Interiors, Inc. (a)	1,059,400	38,700
Handleman Co. (a)(d)	1,117,000	13,873
Kellwood Co. (a)	1,225,000	29,253
Lancaster Colony Corp.	690,000	25,564
Landry’s Restaurants, Inc. (a)(d)	1,415,000	37,795
Libbey, Inc.	571,000	5,836
M.D.C. Holdings, Inc. (a)	590,000	36,568
M/I Homes, Inc. (a)(d)	920,000	37,371
Russell Corp.	1,240,000	16,690
Sturm, Ruger & Co., Inc.	475,000	3,330
United Auto Group, Inc. (a)	1,050,000	40,110
World Fuel Services Corp.	312,000	10,521

		534,648

Consumer Services—3.0%
Banta Corp.	736,000	36,653
Intrawest Corp.	1,400,000	40,530
Journal Register Co. (d)	2,400,000	35,880

		113,063

Consumer Staples—8.0%
Chiquita Brands International, Inc. (a)	1,850,000	37,018
Corn Products International, Inc.	1,650,000	39,418
Fresh Del Monte Produce, Inc. (a)	1,500,000	34,155
John H. Harland Co.	980,000	36,848
Loews Corp. - Carolina Group	900,000	39,591
PepsiAmericas, Inc.	1,580,000	36,751
Ruddick Corp.	1,300,000	27,664
Sanderson Farms, Inc.	560,000	17,097
Universal Corp.	800,000	34,688

		303,230

Energy—11.2%
Berry Petroleum Co., Class A	635,000	36,322
Buckeye Partners L.P., Unit (a)	870,000	36,731
Cabot Oil & Gas Corp.	815,000	36,757
Frontier Oil Corp. (a)	980,000	36,780
Holly Corp.	620,000	36,499
Magellan Midstream Partners L.P., Unit (a)	1,160,000	37,387
National Fuel Gas Co.	1,185,000	36,960
Range Resources Corp.	1,430,000	37,666
St. Mary Land & Exploration Co. (a)	1,000,000	36,810
Southwest Gas Corp.	680,000	17,952
Tidewater, Inc.	830,000	36,902
Western Gas Resources, Inc.	778,000	36,636

		423,402

		Value
	Shares	(000s)

Financial Services—9.6%
American Financial
Group, Inc.	1,000,000	$38,310
AmerUs Group Co. (a)	665,000	37,686
BancorpSouth, Inc.	1,155,000	25,491
Delphi Financial Group, Inc., Class A	800,000	36,808
Fremont General Corp. (a)	1,650,000	38,329
Hilb Rogal & Hobbs Co. (a)	1,000,000	38,510
LandAmerica Financial Group, Inc. (a)	609,000	38,002
Old National Bancorp (a)	724,500	15,678
Provident Bankshares Corp.	1,068,000	36,066
Susquehanna Bancshares, Inc.	940,000	22,259
Washington Federal, Inc.	1,600,000	36,784

		363,923

Healthcare—3.8%
Arrow International, Inc.	795,000	23,047
Diagnostic Products Corp.	281,300	13,657
Hillenbrand Industries, Inc.	575,000	28,411
Invacare Corp.	1,200,000	37,788
Owens & Minor, Inc.	1,315,000	36,202
West Pharmaceutical Services, Inc.	150,000	3,755

		142,860

Industrial—9.6%
Curtiss-Wright Corp.	655,000	35,763
Acuity Brands, Inc. (a)	1,235,000	39,273
Albany International Corp., Class A	1,025,000	37,064
Barnes Group, Inc.	749,000	24,717
Briggs & Stratton Corp.	775,600	30,086
Crane Co.	1,100,000	38,797
Lincoln Electric Holdings, Inc.	957,000	37,955
Landauer, Inc.	320,000	14,749
Lennox International, Inc.	1,350,000	38,070
Universal Forest Products, Inc.	448,900	24,802
Valmont Industries, Inc.	130,000	4,350
Arkansas Best Corp. (a)	875,000	38,220

		363,846

Materials & Processing—10.4%
Agnico-Eagle Mines Ltd. (a)	2,000,000	39,520
Commercial Metals Co. (a)	300,000	11,262
Lubrizol Corp.	881,000	38,262
Massey Energy Co. (a)	975,000	36,923
Methanex Corp.	2,100,000	39,354
Mueller Industries, Inc.	1,290,000	35,372
Olin Corp.	2,030,000	39,950
Quanex Corp. (a)	743,000	37,128
Rock-Tenn Co., Class A	938,000	12,803
RPM International, Inc. (a)	2,100,000	36,477
Sensient Technologies Corp. (a)	1,640,000	29,356
Sonoco Products Co. (a)	1,300,000	38,220

		394,627

Real Estate Investment Trust—8.7%
Annaly Mortgage Management, Inc. (a)	3,000,000	32,820
CBL & Associates Properties, Inc.	960,000	37,930
Equity One, Inc.	1,600,000	36,992
First Industrial Realty Trust, Inc. (a)	950,000	36,575
Healthcare Realty Trust, Inc. (a)	1,103,000	36,697
HRPT Properties Trust	3,300,000	34,155
Nationwide Health Properties, Inc. (a)	1,700,000	36,380
New Plan Excel Realty Trust, Inc. (a)	1,600,000	37,088
Potlatch Corp. (a)	770,000	39,254

		327,891

		Value
	Shares	(000s)

Technology—0.6%
Cubic Corp. (a)	500,000	$9,980
Methode Electronics, Inc.	1,196,300	11,927

		21,907

Transportation—4.9%
Frontline Ltd. (a)	975,000	36,972
General Maritime Corp. (a)	980,000	36,299
Skywest, Inc.	1,400,000	37,604
Teekay Shipping Corp. (a)	920,000	36,708
Werner Enterprises, Inc. (a)	1,950,000	38,415

		185,998

Utilities—8.6%
Atmos Energy Corp.	1,410,000	36,886
Cleco Corp.	1,550,000	32,317
Duquesne Light Holdings, Inc. (a)	2,240,000	36,557
Energen Corp.	1,000,000	36,320
Peoples Energy Corp. (a)	1,038,000	36,403
UGI Corp.	1,800,000	37,080
Vectren Corp.	1,345,000	36,530
Westar Energy, Inc.	1,700,000	36,550
WGL Holdings, Inc. (a)	1,225,000	36,823

		325,466

Total Common Stock
(cost—$3,021,615)		3,655,772

SHORT-TERM INVESTMENTS—21.5%
	Principal
	Amount
	(000s)

Collateral Invested for Securities on Loan (c)—18.5%
Adirondack 2005-1 Corp.,
4.329% due 1/17/06	$5,000	4,989
4.342% due 1/17/06	12,000	11,974
4.356% due 1/25/06	25,000	24,922
Bank of America N.A.,
4.330% due 1/3/06	57,000	57,000
Bavaria TRR Corp.,
4.368% due 1/25/06, FRN (b)	36,040	35,927
Bavaria Universal Funding, FRN (b),
4.398% due 2/27/06	1,000	993
4.412% due 2/27/06	18,050	17,920
Bear Stearns Co., Inc.,
4.37% due 1/3/06	53,400	53,400
Beta Finance, Inc., Series 3,
4.301% due 8/1/06, FRN (b)	2,000	2,000
Canadian Imperial Bank,
4.00% due 1/3/06	934	934
Citigroup Global Markets, Inc.,
4.235% due 2/23/06, FRN	5,000	5,000
4.32% due 1/3/06	107,000	107,000
Compass Securitization,
4.374% due 1/23/06	3,000	2,991
4.376% due 1/23/06	45,000	44,870
Credit Suisse First Boston, FRN,
4.314% due 2/27/06	4,000	4,003
4.319% due 2/27/06	37,500	37,526
4.32% due 2/27/06	2,000	2,001
4.323% due 2/6/06	25,000	25,017
Davis Square Funding V Corp.,
4.352% due 1/3/06	20,000	19,991
4.379% due 1/31/06	19,500	19,425
General Electric Capital Corp.,
4.296% due 3/29/06, FRN	4,000	4,003
Harrier Finance Funding LLC,
4.35% due 9/15/06, FRN (b)	3,000	3,000

32   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Schedule of Investments (cont.)
NFJ Small-Cap Value Fund
December 31, 2005 (unaudited)

	Principal
	Amount	Value
	(000s)	(000s)

Morgan Stanley,
4.28% due 2/3/06, FRN	$10,000	$10,000
4.33% due 6/20/06	25,000	25,000
4.33% due 7/10/06	55,000	55,000
Northern Rock PLC,
4.321% due 2/3/06, FRN (b)	2,000	2,000
Ormond Quay Funding LLC,
4.332% due 1/30/06	3,500	3,487
4.373% due 1/27/06	30,000	29,899
Sierra Madre Funding Delaware Corp.,
4.356% due 1/26/06	20,000	19,935
Sigma Finance, Inc., FRN (b),
4.251% due 3/6/06	10,000	9,998
4.308% due 1/27/06	5,000	5,004
4.348% due 2/15/06	10,000	9,997
Skandinaviska Enskilda Banken,
4.349% due 1/20/06	7,000	7,000
Treasury Bank, FRN,
4.419% due 2/27/06	10,000	10,000
4.429% due 3/15/06	30,000	30,000

		702,206

Repurchase Agreement—3.0%
State Street Bank & Trust Co., dated 12/30/05, 3.90%, due 1/3/06, proceeds $112,002;	111,953	111,953

collateralized by Federal Home Loan Bank, 4.375%, 9/17/10, valued at $114,196 including accrued interest (cost—$111,953)

Total Short-Term Investments
(cost—$814,144)		814,159

Total Investments
(cost—$3,835,759)—118.1%		4,469,931

Liabilities in excess of other assets—(18.1)%		(686,180)

Net Assets—100.0%		$3,783,751

Notes to Schedule of Investments
(amounts in thousands):

(a) All or portion on loan with an aggregate market value of $680,267; cash collateral of $700,532 was received with which the Fund purchased short-term investments.

(b) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) Security purchased with the cash proceeds from securities on loan.

(d) The Fund is investing in shares of an affiliated Fund or security.

Glossary:
FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.
Unit — More than one class of securities traded together.

See accompanying notes   |  12.31.05  |  Allianz Funds Semi-Annual Report   33

Schedule of Investments
OCC Core Equity Fund
 December 31, 2005 (unaudited)

		Value
	Shares	(000s)
COMMON STOCK—95.4%
Building—4.2%
Centex Corp.	1,950	$139

Capital Goods—8.4%
Eaton Corp.	1,500	101
General Electric Co.	1,900	67
Parker Hannifin Corp.	700	46
Tyco International Ltd.	2,300	66

		280

Communications—2.4%
Alltel Corp.	1,250	79

Consumer Discretionary—14.3%
Best Buy Co., Inc.	2,300	100
Kohl’s Corp. (a)	2,700	131
Lowe’s Cos., Inc.	600	40
Sears Holding Corp. (a)	900	104
Target Corp.	1,200	66
TJX Cos., Inc.	1,500	35

		476

Consumer Services—3.1%
Harley-Davidson, Inc.	1,100	57
News Corp., Class A	2,900	45

		102

Energy—8.5%
BP PLC ADR	1,100	71
ConocoPhillips	1,700	99
XTO Energy, Inc.	2,550	112

		282

Financial Services—24.0%
Ambac Financial Group, Inc.	800	62
American International Group, Inc.	1,150	78
Bank of America Corp.	1,500	69
Capital One Financial Corp.	900	78
Citigroup, Inc.	1,200	58
Countrywide Financial Corp.	2,700	92
JP Morgan Chase & Co.	1,550	61
Marsh & McLennan Cos., Inc.	2,100	67
Wachovia Corp.	1,300	69
Wells Fargo & Co.	1,500	94
XL Capital Ltd., Class A	1,050	71

		799

Healthcare—15.4%
Aetna, Inc.	1,100	104
Biogen Idec, Inc. (a)	1,600	72
Boston Scientific Corp. (a)	2,600	64
Pfizer, Inc.	2,200	51
Sanofi-Synthelabo S.A. ADR	1,500	66
Teva Pharmaceutical Industries Ltd. ADR	900	39
WellPoint, Inc. (a)	600	48
Wyeth	1,500	69

		513

Materials & Processing—1.7%
Nucor Corp.	600	40
Rio Tinto PLC ADR	100	18

		58

		Value
	Shares	(000s)

Technology—13.4%
Applied Materials, Inc.	1,900	$34
Cisco Systems, Inc. (a)	5,000	86
EMC Corp. (a)	3,400	46
Motorola, Inc.	1,300	29
Nokia Corp. ADR	4,100	75

Taiwan Semi-conductor Manufacturing Co., Ltd. ADR	10,950	109
Texas Instruments, Inc.	2,100	67

		446

Total Common Stock
(cost—$3,019)		3,174

	Principal
	Amount
	(000s)

Repurchase Agreement—3.6%
State Street Bank & Trust Co., dated 12/30/05, 3.90%, due 1/3/06, proceeds $121;	$121	121

collateralized by Federal Home Loan Bank, 4.375%, 9/17/10, valued at $125 including accrued interest (cost—$121)

Total Investments
(cost—$3,140)—99.0%		3,295

Other assets less liabilities—1.0%		33

Net Assets—100.0%		$3,328

Notes to Schedule of Investments:
(a) Non-income producing.

Glossary:
ADR — American Depositary Receipt

34   Allianz Funds Semi-Annual Report  |   12.31.05  |   See accompanying notes

Schedule of Investments
OCC Value Fund
December 31, 2005 (unaudited)

		Value
	Shares	(000s)
COMMON STOCK—100.4%
Capital Goods—5.2%
Honeywell International, Inc.	1,300,000	$48,425
Parker Hannifin Corp.	1,000,000	65,960

		114,385

Communications—3.6%
Alltel Corp. (b)	1,250,000	78,875

Consumer Discretionary—4.7%
Family Dollar Stores, Inc. (b)	1,250,000	30,988
TJX Cos., Inc.	3,200,000	74,336

		105,324

Consumer Services—8.2%
Career Education Corp. (a)(b)	1,500,000	50,580
Carnival Corp. (b)	2,000,000	106,940
News Corp., Class A	1,500,000	23,325

		180,845

Energy—11.9%
BP PLC ADR	1,100,000	70,642
Burlington Resources, Inc.	500,000	43,100
ChevronTexaco Corp.	1,750,000	99,347
Exxon Mobil Corp.	900,000	50,553

		263,642

Financial Services—44.8%
Ambac Financial Group, Inc. (b)	1,100,000	84,766
American International Group, Inc.	1,600,000	109,168
Bank of America Corp.	1,500,000	69,225
Capital One Financial Corp.	600,000	51,840
Citigroup, Inc. (b)	2,000,000	97,060
Countrywide Financial Corp.	3,000,000	102,570
JP Morgan Chase & Co.	2,900,000	115,101
Marsh & McLennan Cos., Inc.	1,500,000	47,640
Merrill Lynch & Co., Inc.	1,100,000	74,503
MetLife, Inc. (b)	1,500,000	73,500
Morgan Stanley	600,000	34,044
St. Paul Travelers Cos., Inc. (b)	830,000	37,076
Wachovia Corp.	500,000	26,430
XL Capital Ltd., Class A (b)	1,000,000	67,380

		990,303

Healthcare—8.8%
Pfizer, Inc.	5,000,000	116,600
Sanofi-Aventis	900,000	78,793

		195,393

Materials & Processing—6.6%
Inco Ltd. (a)(b)(e)	1,275,000	55,552
Lyondell Chemical Co.	1,900,000	45,258
Temple-Inland, Inc.	1,000,000	44,850

		145,660

Technology—4.3%
McAfee, Inc. (a)	1,300,000	35,269
Taiwan Semi-conductor, Manufacturing Co., Ltd. ADR	6,000,000	59,460

		94,729

Transportation—0.9%
Continental Airlines, Inc. (a)(b)	1,000,000	21,300

Utilities—1.4%
Dominion Resources, Inc. (b)	400,000	30,880

Total Common Stock
(cost—$2,101,652)		2,221,336

	Principal
	Amount	Value
	(000s)	(000s)
SHORT-TERM INVESTMENTS—7.4%
Collateral Invested for Securities on Loan (d)—7.4%
Adirondack 2005-1 Corp.,
4.356% due 1/25/06	$5,000	$4,984
Bank of America N.A.,
4.33% due 1/3/06	5,000	5,000
Bavaria TRR Corp.,
4.365% due 1/25/06, FRN (c)	10,000	9,969
Bavaria Universal Funding,
4.398% due 2/27/06, FRN (c)	6,340	6,294
Bayerische Landesbank,
4.399% due 7/24/06, FRN	1,000	1,000
Beta Finance, Inc., Series 3,
4.301% due 8/1/06, FRN (c)	2,000	2,000
Canadian Imperial Bank,
4.00% due 1/3/06	1,954	1,954
Citigroup Global Markets, Inc.,
4.32% due 1/3/06	5,000	5,000
Compass Securitization,
4.374% due 1/23/06	5,000	4,986
Credit Suisse First Boston,
4.324% due 2/6/06, FRN	5,000	5,004
Davis Square Funding V Corp.,
4.352% due 1/3/06	2,000	1,999
4.392% due 1/31/06	5,000	4,981
Deutsche Bank, NY,
4.285% due 2/24/06, FRN	5,000	5,002
General Electric Capital Corp.,
4.296% due 3/29/06, FRN	4,000	4,003
Goldman Sachs Group L.P., Series 2,
4.389% due 9/15/06, FRN (c)	20,000	20,004
Harrier Finance Funding LLC,
4.35% due 9/15/06, FRN (c)	4,000	3,999
Morgan Stanley,
4.28% due2/3/06, FRN	7,000	7,000
4.33% due 07/10/06	32,000	32,000
Northern Rock PLC,
4.321% due 2/3/06, FRN (c)	4,000	4,000
Ormond Quay Funding LLC,
4.331% due 1/30/06	2,000	1,993
Sierra Madre Funding Delaware Corp.,
4.356% due 1/26/06	4,000	3,987
Sigma Finance, Inc.,
4.251% due 3/6/06, FRN (c)	20,000	19,996
Skandinaviska Enskilda Banken,
4.349% due 1/20/06	5,000	5,000
Tango Finance Corp.,
4.251% due 1/11/06, FRN (c)	3,000	3,001

Total Short-Term Investments
(cost—$163,152)		163,156

Value
(000s)

Total Investments
(cost—$2,264,804)—107.8%	$2,384,492

Liabilities in excess of other assets—(7.8)%	(173,372)

Net Assets—100.0%	$2,211,120

Notes to Schedule of Investments
(amounts in thousands):
(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $158,554; cash collateral of $162,707 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not to be considered illiquid.

(d) Security purchased with the cash proceeds from securities on loan.

(e) When-issued or delayed-delivery security. To be settled/delivered after December 31, 2005.

Glossary:
ADR — American Depositary Receipt
FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

See accompanying notes   |   12.31.05   |  Allianz Funds Semi-Annual Report   35

Schedule of Investments
PEA Equity Premium Strategy Fund
December 31, 2005 (unaudited)

		Value
	Shares	(000s)
COMMON STOCK—96.5%
Building—4.3%
Centex Corp. (c)	40,900	$2,924

Capital Goods—7.6%
Eaton Corp.	34,500	2,314
General Electric Co.	12,700	445
Parker Hannifin Corp.	16,100	1,062
Tyco International Ltd. (c)	46,800	1,351

		5,172

Communications—2.4%
ALLTEL Corp. (b)	25,700	1,622

Consumer Discretionary—13.7%
Best Buy Co., Inc. (c)	49,900	2,170
Home Depot, Inc.	29,700	1,202
Kohl’s Corp. (a)	41,100	1,998
Sears Holding Corp. (a)	18,600	2,149
Target Corp.	19,200	1,055
TJX Cos., Inc.	31,000	720

		9,294

Consumer Services—3.1%
Harley-Davidson, Inc.	22,800	1,174
News Corp., Class A	59,800	930

		2,104

Consumer Staples—1.3%
Altria Group, Inc.	12,200	911

Energy—5.9%
BP PLC ADR	22,500	1,445
ConocoPhillips	31,200	1,815
National-Oilwell, Inc. (a)	12,100	759

		4,019

Financial Services—25.6%
Ambac Financial Group, Inc.	14,400	1,110
American International Group, Inc.	17,300	1,180
Bank of America Corp. (b)	42,300	1,952
Capital One Financial Corp.	19,200	1,659
Countrywide Financial Corp.	34,600	1,183
Goldman Sachs Group, Inc.	17,200	2,197
JP Morgan Chase & Co. (b)	49,900	1,981
MGIC Investment Corp.	19,400	1,277
Wachovia Corp. (b)	26,800	1,417
Wells Fargo & Co. (b)	31,600	1,985
XL Capital Ltd., Class A	20,800	1,401

		17,342

Healthcare—12.6%
Aetna, Inc.	26,000	2,452
Biogen Idec, Inc. (a)	33,000	1,496
Biomet, Inc.	18,700	684
Boston Scientific Corp. (a)	53,900	1,320
Guidant Corp.	17,300	1,120
Teva Pharmaceutical Industries Ltd. ADR	800	35
Wyeth	30,700	1,414

		8,521

Materials & Processing—3.3%
Freeport-McMoran Copper & Gold, Inc., Class B	27,000	1,453
Nucor Corp.	11,800	787

		2,240

		Value
	Shares	(000s)

Technology—15.5%
Applied Materials, Inc.	38,200	$685
Cisco Systems, Inc. (a)(b)	106,800	1,828
EMC Corp. (a)	85,900	1,170
Maxim Integrated Products, Inc.	23,800	863
Microsoft Corp.	29,400	769
Motorola, Inc.	30,700	694
Nokia Corp. ADR (c)	74,100	1,356
Taiwan Semi-conductor Manufacturing Co. Ltd. ADR (b)	211,800	2,099
Texas Instruments, Inc.	32,000	1,026

		10,490

Transportation—1.2%
Continental Airlines, Inc. (a)	39,300	837

Total Common Stock
(cost—$61,044)		65,476

SHORT-TERM INVESTMENTS—10.3%
	Principal
	Amount
	(000s)

Collateral Invested for Securities on Loan (e)—5.9%
Bavaria Universal Funding,
4.412% due 2/27/06, FRN (d)	$1,000	993
Canadian Imperial Bank,
4.00% due 1/3/06	1,033	1,033
Credit Suisse First Boston,
4.321% due 2/27/06, FRN	1,000	1,001
Davis Square Funding V Corp.,
4.352% due 1/3/06	1,000	999

		4,026

Repurchase Agreement—4.4%
State Street Bank & Trust Co., dated 12/30/05, 3.90%, due 1/3/06, proceeds $2,994;	2,993	2,993

collateralized by Fannie Mae, 3.25%, 8/15/08, valued at $3,057 including accrued interest (cost—$2,993)
Total Short-Term Investments
(cost—$7,019)		7,019

Total Investments before options written
(cost—$68,063)—106.8%		72,495

OPTIONS WRITTEN (a)—(0.4)%
	Contracts

Call Options—(0.4)%
Aetna, Inc. (CBOE)
strike price $100,
expires 1/21/06	200	(6)
Alltel Corp. (CBOE)
strike price $65,
expires 1/21/06	150	(8)
Altria Group, Inc. (CBOE)
strike price $80,
expires 2/18/06	100	(6)
Ambac Financial Group, Inc. (CBOE)
strike price $80,
expires 1/21/06	100	(2)
American International Group, Inc. (CBOE)
strike price $70,
expires 1/21/06	170	(7)

		Value
	Contracts	(000s)

Best Buy Co., Inc. (CBOE)
strike price $47.50,
expires 1/21/06	300	$(6)
Biogen Idec, Inc. (CBOE)
strike price $50,
expires 1/21/06	150	(2)
Biomet, Inc. (CBOE)
strike price $37.50,
expires 1/21/06	150	(8)
Boston Scientific Corp. (CBOE)
strike price $27.50,
expires 1/21/06	400	(4)
Capital One Financial Corp. (CBOE)
strike price $90,
expires 1/21/06	150	(13)
Centex Corp. (CBOE)
strike price $75,
expires 1/21/06	250	(14)
ConocoPhillips (CBOE)
strike price $65,
expires 2/18/06	250	(11)
Continental Airlines, Inc. (CBOE)
strike price $22.50,
expires 1/21/06	250	(14)
Countrywide Financial Corp. (CBOE)
strike price $37.50,
expires 1/21/06	250	(2)
Eaton Corp. (CBOE)
strike price $70,
expires 2/18/06	250	(24)
EMC Corp. (CBOE)
strike price $15,
expires 1/21/06	600	(3)
Freeport-McMoran Copper & Gold, Inc., Class B (CBOE)
strike price $60,
expires 1/21/06	250	(4)
Goldman Sachs Group, Inc. (CBOE)
strike price $130,
expires 1/21/06	150	(18)
Guidant Corp. (CBOE)
strike price $70,
expires 1/21/06	170	(3)
Harley-Davidson, Inc. (CBOE)
strike price $55,
expires 1/21/06	150	(7)
Home Depot, Inc. (CBOE)
strike price $45,
expires 1/21/06	200	(1)
Kohl’s Corp. (CBOE)
strike price $50,
expires 1/21/06	300	(21)
Maxim Integrated Products, Inc. (CBOE)
strike price $40,
expires 1/21/06	200	(3)
Motorola, Inc. (CBOE)
strike price $25,
expires 1/21/06	200	(3)
National-Oilwell, Inc. (CBOE)
strike price $70,
expires 1/21/06	100	(1)
Nucor Corp. (CBOE)
strike price $75,
expires 1/21/06	100	(1)
Parker Hannifin Corp. (CBOE)
strike price $70,
expires 2/18/06	125	(8)

36   Allianz Funds Semi-Annual Report  |   12.31.05  |  See accompanying notes

Schedule of Investments (cont.)
PEA Equity Premium Strategy Fund
December 31, 2005 (unaudited)

		Value
	Contracts	(000s)

S&P 500 Index (CBOE)
strike price $1,280,
expires 1/21/06	40	$(7)
strike price $1,285,
expires 1/21/06	80	(10)
strike price $1,295,
expires 2/18/06	40	(16)
Sears Holding Corp. (CBOE)
strike price $130,
expires 1/21/06	120	(2)
Target Corp. (CBOE)
strike price $57.50,
expires 1/21/06	100	(4)
Texas Instruments, Inc. (CBOE)
strike price $35,
expires 1/21/06	300	(2)
Tyco International Ltd. (CBOE)
strike price $27.50,
expires 1/21/06	200	(31)
Wyeth (CBOE)
strike price $47.50,
expires 1/21/06	250	(8)
XL Capital Ltd. (CBOE)
strike price $70,
expires 1/21/06	150	(8)

Total Options Written
(premiums received—$574)		(288)

Total Investments net of options written
(cost—$67,489)—106.4%		72,207

Liabilities in excess of other assets—(6.4)%		(4,350)

Net Assets—100.0%		$67,857

Notes to Schedule of Investments (amounts in thousands):
(a) Non-income producing.

(b) All or partial amount segregated as collateral for options written.

(c) All or portion on loan with an aggregate market value of $3,915; cash collateral of $4,018 was received with which the Fund purchased short-term investments.

(d) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) Security purchased with the cash proceeds from securities on loan.

Glossary:
ADR — American Depositary Receipt
CBOE — Chicago Board of Exchange
FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

See accompanying notes  |  12.31.05  |  Allianz Funds Semi-Annual Report   37

Schedule of Investments
PEA Growth Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—99.1%
Aerospace—1.2%
United Technologies Corp.	122,300	$6,838

Capital Goods—4.0%
Dover Corp.	262,100	10,612
General Electric Co.	365,300	12,804

		23,416

Consumer Discretionary—8.1%
Best Buy Co., Inc. (b)	343,100	14,918
Home Depot, Inc.	365,500	14,796
Kohl’s Corp. (a)	124,200	6,036
Staples, Inc.	485,400	11,023

		46,773

Consumer Services—5.2%
Carnival Corp. (b)	118,500	6,336
News Corp., Class A	710,600	11,050
Starwood Hotels & Resorts, Worldwide, Inc., Class B, Unit	201,300	12,855

		30,241

Consumer Staples—7.0%
Colgate-Palmolive Co.	201,900	11,074
Hershey Foods Corp.	197,000	10,884
Kellogg Co.	127,200	5,498
PepsiCo, Inc.	185,400	10,953
Wm. Wrigley Jr. Co. (b)	36,900	2,454

		40,863

Energy—4.0%
BP PLC ADR	128,700	8,265
Schlumberger Ltd. (b)	86,400	8,394
XTO Energy, Inc.	146,500	6,437

		23,096

Financial Services—15.1%
Capital One Financial Corp.	126,100	10,895
Franklin Resources, Inc.	99,700	9,373
Goldman Sachs Group, Inc.	85,700	10,945
MGIC Investment Corp.	221,100	14,553
SLM Corp.	432,800	23,843
Wachovia Corp.	212,200	11,217
XL Capital Ltd., Class A	97,100	6,542

		87,368

Healthcare—19.7%
Biogen Idec, Inc. (a)	164,400	7,452
Caremark Rx, Inc. (a)	98,100	5,081
DENTSPLY International, Inc.	134,700	7,232
Genentech, Inc. (a)	151,700	14,032
Guidant Corp.	450,100	29,144
St. Jude Medical, Inc. (a)	84,800	4,257
Stryker Corp.	237,900	10,570
Teva Pharmaceutical Industries Ltd. ADR (b)	186,400	8,017
UnitedHealth Group, Inc.	282,200	17,536
Wyeth	239,100	11,015

		114,336

Materials & Processing—1.3%
Phelps Dodge Corp.	53,400	7,683

Technology—32.2%
Apple Computer, Inc. (a)	120,400	8,656
ASML Holding NV (a)	635,400	12,759
Cisco Systems, Inc. (a)	715,900	12,256
EMC Corp. (a)	1,677,100	22,842
Expedia, Inc. (a)(b)	142,700	3,419
Google, Inc., Class A (a)	37,900	15,723
Hewlett-Packard Co.	400,100	11,455
IAC/InterActiveCorp (a)(b)	142,700	4,040

	Shares	Value (000s)

Juniper Networks, Inc. (a)	380,900	$8,494
Marvell Technology Group Ltd. (a)	304,900	17,102
Maxim Integrated Products, Inc. (b)	169,600	6,146
Microsoft Corp.	959,600	25,093
Pixar, Inc. (a)	132,000	6,959
SAP AG ADR (b)	409,600	18,461
Texas Instruments, Inc.	406,600	13,040

		186,445

Transportation—1.3%
Canadian National Railway Co.	90,600	7,247

Total Common Stock
(cost—$475,488)		574,306

SHORT-TERM INVESTMENTS—11.9%
	Principal Amount (000s)

Collateral Invested for Securities on Loan (d)—10.5%
Adirondack 2005-1 Corp.,
4.356% due 1/25/06	$2,000	1,994
Bavaria Universal Funding,
4.412% due 2/27/06, FRN (c)	2,000	1,986
Beta Finance, Inc., Series 3,
4.301% due 8/1/06, FRN (c)	2,000	2,000
Canadian Imperial Bank,
4.00% due 1/3/06	1,089	1,089
Credit Suisse First Boston, FRN,
4.313% due 2/27/06	1,000	1,001
4.319% due 2/27/06	3,000	3,002
Davis Square Funding V Corp.,
4.352% due 1/3/06	1,000	1,000
4.392% due 1/31/06	3,000	2,988
Goldman Sachs Group L.P.,Series 2,
4.389% due 9/15/06, FRN (c)	15,000	15,003
Morgan Stanley,
4.28% due 2/3/06, FRN	1,000	1,000
Northern Rock PLC,
4.321% due 2/3/06, FRN (c)	2,000	2,000
Ormond Quay Funding LLC,
4.332% due 1/30/06	3,000	2,989
4.369% due 1/27/06	4,000	3,986
Sierra Madre Funding Delaware Corp.,
4.356% due 1/26/06	2,000	1,993
Sigma Finance, Inc., FRN (c),
4.251% due 3/6/06	8,000	7,998
4.308% due 1/27/06	5,000	5,004
Skandinaviska Enskilda Banken,
4.349% due 1/20/06	3,000	3,000
Treasury Bank,
4.419% due 2/27/06, FRN	3,000	3,000

		61,033

Repurchase Agreement—1.4%
State Street Bank & Trust Co., dated 12/30/05, 3.90%, due 1/3/06, proceeds $7,836;	7,833	7,833

collateralized by Federal Home Loan Bank, 4.375%,9/17/10, valued at $7,995 including accrued interest
(cost—$7,833)
Total Short Term Investments
(cost—$68,861)		68,866

Value (000s)

Total Investments
(cost—$544,349)—111.0%	$643,172
Liabilities in excess of other assets—(11.0)%	(63,599)

Net Assets—100.0%	$579,573

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $59,184; cash collateral of $60,840 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 933. These securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Security purchased with the cash proceeds from securities on loan.

Glossary:
ADR — American Depositary Receipt
FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.
Unit — More than one class of securities traded together.

38   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Schedule of Investments
PEA Opportunity Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—99.0%
Aerospace—2.6%
ARGON ST, Inc. (a)	65,580	$2,032
BE Aerospace, Inc. (a)	96,100	2,114
Orbital Sciences Corp. (a)	178,700	2,294

		6,440

Capital Goods—0.8%
Manitowoc Co.	37,600	1,888

Consumer Discretionary—7.8%
California Pizza Kitchen, Inc. (a)	83,500	2,669
Carter’s, Inc. (a)	52,900	3,113
Coldwater Creek, Inc. (a)(b)	58,100	1,774
Guitar Center, Inc. (a)	59,300	2,966
Red Robin Gourmet Burgers, Inc. (a)(b)	36,300	1,850
Tempur-Pedic International, Inc. (a)(b)	241,700	2,780
True Religion Apparel, Inc. (a)(b)	93,800	1,444
Volcom, Inc. (a)	73,800	2,510

		19,106

Consumer Services—19.7%
Advisory Board Co. (a)	43,660	2,081
CoStar Group, Inc. (a)	55,400	2,392
Gevity HR, Inc.	114,400	2,942
Huron Consulting Group, Inc. (a)	124,258	2,981
Korn/Ferry International (a)	133,200	2,490
Laureate Education, Inc. (a)	36,800	1,932
LECG Corp. (a)	355,400	6,177
Life Time Fitness, Inc. (a)	80,700	3,074
Lions Gate Entertainment Corp. (a)(b)	247,200	1,898
Marchex, Inc., Class B (a)(b)	165,100	3,713
Pinnacle Entertainment, Inc. (a)	220,400	5,446
Resources Connection, Inc. (a)(b)	246,200	6,416
Shuffle Master, Inc. (a)(b)	114,300	2,874
Ventiv Health, Inc. (a)	167,627	3,959

		48,375

Consumer Staples—1.0%
Central Garden and Pet Co. (a)	51,500	2,366

Energy—7.5%
Alon USA Energy, Inc. (a)	153,399	3,014
Delta Petroleum Corp. (a)(b)	285,000	6,205
Dril-Quip, Inc. (a)	38,500	1,817
Parallel Petroleum Corp. (a)	141,000	2,398
Petroquest Energy, Inc. (a)	310,200	2,569
Pioneer Drilling Co. (a)	141,200	2,532

		18,535

Financial Services—7.4%
Affiliated Managers Group, Inc. (a)(b)	29,000	2,327
Investment Technology Group, Inc. (a)	124,000	4,395
LandAmerica Financial Group, Inc.	44,800	2,795
Nelnet, Inc., Class A (a)	112,500	4,576
Primus Guaranty Ltd. (a)	16,100	204
VistaPrint Ltd. (a)	169,100	3,848

		18,145

	Shares	Value (000s)

Healthcare—19.8%
BioMarin Pharmaceutical, Inc. (a)	186,000	$2,005
Connetics Corp. (a)(b)	260,000	3,757
Cubist Pharmaceuticals, Inc. (a)	178,500	3,793
EPIX Pharmaceuticals, Inc. (a)(b)	66,296	268
ev3, Inc. (a)	247,073	3,642
Herbalife Ltd. (a)	102,500	3,333
Hologic, Inc. (a)(b)	84,100	3,189
New River Pharmaceuticals, Inc. (a)(b)	100,251	5,201
NxStage Medical, Inc. (a)(b)	208,333	2,492
Par Pharmaceutical Cos., Inc. (a)(b)	100,600	3,153
Pozen, Inc. (a)	310,797	2,981
Radiation Therapy Services, Inc. (a)	58,600	2,069
Salix Pharmaceuticals Ltd. (a)(b)	373,682	6,569
Ventana Medical Systems, Inc. (a)	146,000	6,183

		48,635

Materials & Processing—1.0%
Energy Conversion Devices, Inc. (a)(b)	57,400	2,339

Technology—26.3%
Avid Technology, Inc. (a)	59,300	3,247
Concur Technologies, Inc. (a)	200,000	2,578
Emageon, Inc. (a)	148,100	2,355
Essex Corp. (a)(b)	189,900	3,238
FLIR Systems, Inc. (a)	83,811	1,871
FormFactor, Inc. (a)	169,267	4,135
Integrated Device Technology, Inc. (a)	221,000	2,913
Kanbay International, Inc. (a)(b)	334,300	5,312
Lionbridge Technologies, Inc. (a)	626,900	4,401
MatrixOne, Inc. (a)	800,000	3,992
Micros Systems, Inc. (a)	46,400	2,242
Microsemi Corp. (a)(b)	89,000	2,462
Phase Forward, Inc. (a)	250,000	2,437
Sapient Corp. (a)(b)	700,000	3,983
SI International, Inc. (a)	76,800	2,348
SkillSoft PLC ADR (a)	344,300	1,894
Tessera Technologies, Inc. (a)	100,000	2,585
THQ, Inc. (a)(b)	107,800	2,571
Verint Systems, Inc. (a)	56,096	1,934
Websense, Inc. (a)	31,000	2,035
Wind River Systems, Inc. (a)	279,300	4,125
Witness Systems, Inc. (a)	106,300	2,091

		64,749

Transportation—5.1%
Kirby Corp. (a)	36,600	1,910
Knight Transportation, Inc.	82,050	1,701
Old Dominion Freight Line, Inc. (a)	136,750	3,690
OMI Corp. (b)	190,000	3,448
Swift Transportation Co., Inc. (a)	90,400	1,835

		12,584

Total Common Stock
(cost—$212,436)		243,162

	Principal Amount (000s)	Value (000s)
SHORT-TERM INVESTMENTS —22.6%
Collateral Invested for Securities on Loan (d)—21.9%
Adirondack 2005-1 Corp.,
4.356% due 01/25/2006	$3,000	$2,991
Bank of America N.A.,
4.33% due 1/3/06	9,000	9,000
Bavaria TRR Corp.,
4.368% due 1/25/06, FRN (c)	7,000	6,978
Bavaria Universal Funding,
4.412% due 2/27/06, FRN (c)	1,000	993
Bayerische Landesbank NY,
4.399% due 7/24/06, FRN	1,000	1,000
Bear Stearns Cos., Inc.,
4.370% due 1/3/06	4,000	4,000
Beta Finance, Inc., Series 3,
4.301% due 8/1/06, FRN (c)	2,000	2,000
Canadian Imperial Bank,
4.00% due 1/3/06	1,817	1,817
Citigroup Global Markets, Inc.,
4.32% due 1/3/06	10,000	10,000
Compass Securitization,
4.376% due 1/23/06	4,000	3,988
Credit Suisse First Boston,
4.313% due 2/27/06, FRN	1,000	1,001
Davis Square Funding V Corp.,
4.352% due 1/3/06	1,000	999
Northern Rock PLC,
4.321% due 2/3/06, FRN (c)	1,000	1,000
Ormond Quay Funding LLC,
4.332% due 1/30/06	1,000	996
Sierra Madre Funding Delaware Corp.,
4.356% due 1/26/06	5,000	4,984
Treasury Bank,
4.429% due 3/15/06, FRN	2,000	2,000

		53,747

Repurchase Agreement—0.7%
State Street Bank & Trust Co., dated 12/30/05, 3.90%, due 1/3/06, proceeds $1,789;	1,788	1,788

collateralized by Federal Home Loan Bank, 5.80%, due 9/2/08, valued at $864 including accrued interest; and Freddie Mac, 3.875%, due 1/12/09, valued at $963 including accrued interest (cost—$1,788)
Total Short-Term Investments
(cost—$55,537)		55,535

Total Investments
(cost—$267,973)—121.6%		298,697
Liabilities in excess of other assets—(21.6)%		(52,983)

Net Assets—100.0%		$245,714

See accompanying notes  |  12.31.05   |  Allianz Funds Semi-Annual Report   39

Schedule of Investments (cont.)
PEA Opportunity Fund
December 31, 2005 (unaudited)

Notes to Schedule of Investments
(amounts in thousands):
(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $51,973; cash collateral of $53,608 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Security purchased with the cash proceeds from securities on loan.

Glossary:
ADR — American Depositary Receipt
FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

40   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Schedule of Investments
PEA Target Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—100.5%
Capital Goods—5.6%
Cooper Industries Ltd., Class A	115,000	$8,395
ITT Industries, Inc.	104,000	10,693
Manitowoc Co.	216,000	10,847
Rockwell Automation, Inc.	191,000	11,300

		41,235

Communications—3.1%
NII Holdings, Inc., Class B (a)	525,000	22,932

Consumer Discretionary—9.9%
Abercrombie & Fitch Co., Class A	150,000	9,777
Advance Auto Parts, Inc. (a)	293,000	12,734
Chico’s FAS, Inc. (a)(b)	315,000	13,838
Coach, Inc. (a)	340,000	11,335
Michaels Stores, Inc.	272,000	9,621
O’Reilly Automotive, Inc. (a)	297,000	9,507
Sonic Corp. (a)	225,000	6,638

		73,450

Consumer Services—15.1%
Corporate Executive Board Co. (b)	140,000	12,558
Getty Images, Inc. (a)(b)	140,000	12,498
Harrah’s Entertainment, Inc.	140,000	9,981
Hilton Hotels Corp.	352,000	8,487
Iron Mountain, Inc. (a)(b)	340,000	14,355
Resources Connection, Inc. (a)	150,000	3,909
Robert Half International, Inc.	250,000	9,472
Starwood Hotels & Resorts, Worldwide, Inc., Class B, Unit	239,000	15,262
UTI Worldwide, Inc.	168,000	15,597
XM Satellite Radio Holdings, Inc., Class A (a)(b)	350,000	9,548

		111,667

Energy—7.9%
Chesapeake Energy Corp. (b)	450,000	14,278
Grant Prideco, Inc. (a)	200,000	8,824
James River Coal Co. (a)(b)	190,000	7,258
National-Oilwell, Inc. (a)	200,000	12,540
Southwestern Energy Co. (a)	100,000	3,594
Sunoco, Inc.	70,000	5,487
Todco	165,000	6,280

		58,261

Financial Services—8.5%
Affiliated Managers Group, Inc. (a)(b)	125,000	10,031
AmeriCredit Corp. (a)(b)	440,000	11,277
Intercontinental Exchange, Inc. (a)(b)	225,000	8,179
Investment Technology Group, Inc. (a)	375,000	13,290
MGIC Investment Corp. (b)	173,000	11,387
Nelnet, Inc., Class A (a)(b)	225,000	9,153

		63,317

Healthcare—16.5%
Bausch & Lomb, Inc. (b)	167,000	11,339
Gen-Probe, Inc. (a)(b)	205,000	10,002
Kinetic Concepts, Inc. (a)	300,000	11,928
LifePoint Hospitals, Inc. (a)(b)	250,000	9,375
Mentor Corp. (b)	175,000	8,064
Myogen, Inc. (a)	298,000	8,988
Nektar Therapeutics, Inc. (a)(b)	400,000	6,584
New River Pharmaceuticals, Inc. (a)(b)	200,000	10,376
Psychiatric Solutions, Inc. (a)(b)	142,293	8,358
St. Jude Medical, Inc. (a)	225,000	11,295

	Shares	Value (000s)

United Therapeutics Corp. (a)	121,000	$8,364
Varian Medical Systems, Inc. (a)	225,000	11,326
Ventana Medical Systems, Inc. (a)	150,000	6,353

		122,352

Materials & Processing—5.4%
Cytec Industries, Inc.	175,000	8,335
Ecolab, Inc. (b)	250,000	9,068
Precision Castparts Corp.	216,800	11,232
Vulcan Materials Co. (b)	168,000	11,382

		40,017

Technology—26.7%
Adobe Systems, Inc.	325,000	12,012
American Tower Corp. (a)(b)	850,000	23,035
Autodesk, Inc.	107,000	4,596
Broadcom Corp., Class A (a)	280,000	13,202
Citrix Systems, Inc. (a)(b)	645,000	18,563
Cognizant Technology Solutions Corp., Class A (a)	177,000	8,912
Comverse Technology, Inc. (a)(b)	735,000	19,544
Cypress Semi-conductor Corp. (a)(b)	700,000	9,975
Fisher Scientific International Inc. (a)	150,000	9,279
Juniper Networks, Inc. (a)(b)	597,000	13,313
KLA-Tencor Corp. (b)	215,000	10,606
Marvell Technology Group Ltd. (a)	290,000	16,266
Maxim Integrated Products, Inc.	350,000	12,684
Microchip Technology, Inc.	350,000	11,252
TIBCO Software, Inc. (a)	1,950,000	14,567

		197,806

Transportation—1.8%
J.B. Hunt Transport Services, Inc. (b)	374,000	8,467
Overseas Shipholding Group	95,000	4,787

		13,254

Total Common Stock
(cost—$615,234)		744,291

WARRANTS (a)—0.8%
	Units

Financial Services 0.8%
UTI Bank Ltd. —
Expires 6/27/08
(cost—$5,370)	900,000	5,733

SHORT-TERM INVESTMENTS—24.6%
	Principal Amount (000s)

Collateral Invested for Securities on Loan (d)—24.6%
Adirondack 2005-1 Corp.,
4.356% due 1/25/06	$3,000	2,991
Bank of America N.A.,
4.33% due 1/3/06	11,000	11,000
Bayerische Landesbank NY,
4.399% due 7/24/06, FRN	1,000	1,000
Beta Finance, Inc., Series 3,
4.301% due 8/1/06, FRN (c)	2,000	2,000
Canadian Imperial Bank,
4.00% due 1/3/06	915	915
Citigroup Global Markets, Inc.,
4.32% due 1/3/06	29,500	29,500

	Principal Amount (000s)	Value (000s)

Compass Securitization,
4.376% due 1/23/06	$5,050	$5,035
Credit Suisse First Boston, FRN,
4.319% due 2/27/06	9,000	9,006
4.323% due 2/6/06	5,000	5,004
Davis Square Funding V Corp.,
4.352% due 1/3/06	5,000	4,998
4.392% due 1/31/06	7,000	6,973
Fortis Bank,
4.23% due 1/3/06	15,839	15,839
Goldman Sachs Group L.P., Series 2,
4.389% due 9/15/06, FRN (c)	2,000	2,000
Morgan Stanley,
4.28% due 2/3/06, FRN	3,000	3,000
4.33% due 6/20/06	5,000	5,000
4.33% due 7/10/06	15,000	15,000
Northern Rock PLC,
4.321% due 2/3/06, FRN (c)	2,000	2,000
Ormond Quay Funding LLC,
4.332% due 1/30/06	3,000	2,989
Sierra Madre Funding
Delaware Corp.,
4.356% due 1/26/06	10,000	9,968
Sigma Finance, Inc., FRN (c)
4.251% due 3/6/06	15,000	14,997
4.308% due 1/27/06	10,000	10,007
Skandinaviska Enskilda Banken,
4.349% due 1/20/06	3,000	3,000
Tango Finance Corp.,
4.251% due 1/11/06, FRN (c)	3,000	3,001
Treasury Bank,
4.429% due 3/15/06, FRN	17,000	17,000

Total Short-Term Investments
(cost—$182,212)		182,223

OPTIONS PURCHASED (a)—0.0%
	Contracts

Call Options—0.0%
Kinetic Concepts, Inc. (CBOE),
strike price $60,
expires 3/18/06 (cost—$69)	130	1

Total Investments
(cost—$802,885)—125.9%		932,248
Liabilities in excess of other assets—(25.9)%		(191,939)

Net Assets—100.0%		$740,309

See accompanying notes  |  12.31.05   |  Allianz Funds Semi-Annual Report   41

Schedule of Investments (cont.)
PEA Target Fund
December 31, 2005 (unaudited)

Notes to Schedule of Investments (amounts in thousands):
(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $178,825; cash collateral of $184,131 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Security purchased with the cash proceeds from securities on loan.

Glossary:
CBOE — Chicago Board of Exchange
FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.
Unit — More than one class of securities traded together.

42   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Schedule of Investments
RCM Large-Cap Growth Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—98.6%
Aerospace—3.6%
Boeing Co.	131,000	$9,202
United Technologies Corp.	195,500	10,930

		20,132

Capital Goods—3.5%
General Electric Co.	554,834	19,447

Consumer Discretionary—7.0%
Coach, Inc. (a)	202,500	6,751
J.C. Penney Co., Inc. (b)	159,625	8,875
Nike, Inc., Class B	99,825	8,664
Target Corp.	146,000	8,026
Walgreen Co. (b)	153,275	6,784

		39,100

Consumer Services—4.0%
Carnival Corp. (b)	142,100	7,598
Marriott International, Inc., Class A	113,000	7,568
Univision Communications, Inc., Class A (a)(b)	236,800	6,959

		22,125

Consumer Staples—5.3%
PepsiCo, Inc.	242,000	14,298
Procter & Gamble Co.	264,725	15,322

		29,620

Energy—10.7%
Baker Hughes, Inc.	136,575	8,301
Canadian Natural Resources Ltd.	211,625	10,501
Halliburton Co.	113,425	7,028
Noble Corp.	97,375	6,869
Valero Energy Corp.	161,950	8,356
Weatherford International Ltd. (a)	209,550	7,586
XTO Energy, Inc.	245,475	10,786

		59,427

Financial Services—13.3%
AFLAC, Inc.	142,150	6,599
American International Group, Inc.	172,050	11,739
Citigroup, Inc.	281,250	13,649
Franklin Resources, Inc.	154,000	14,477
Merrill Lynch & Co., Inc.	185,500	12,564
U.S. Bancorp	139,000	4,155
Zions Bancorporation	146,800	11,092

		74,275

Healthcare—21.1%
Abbott Laboratories	108,275	4,269
Aetna, Inc.	110,500	10,421
Genentech, Inc. (a)	85,700	7,927
Gilead Sciences, Inc. (a)	179,500	9,447
Health Net, Inc. (a)	111,725	5,760
IVAX Corp. (a)(b)	239,000	7,488
Johnson & Johnson	156,575	$9,410
Medtronic, Inc.	227,450	13,094
Novartis AG ADR	151,900	7,972
Pfizer, Inc.	337,000	7,859
Teva Pharmaceutical Industries Ltd. ADR (b)	102,050	4,389
UnitedHealth Group, Inc.	184,000	11,434
Wyeth	235,725	10,860
Zimmer Holdings, Inc. (a)	103,750	6,997

		117,327

	Shares	Value (000s)

Technology—30.1%
Apple Computer, Inc. (a)	186,950	$13,440
Autodesk, Inc.	262,750	11,285
Avaya, Inc. (a)	663,600	7,081
Broadcom Corp. Class A (a)	128,900	6,078
Cognizant Technology Solutions Corp. Class A (a)	114,950	5,788
Corning, Inc. (a)	315,600	6,205
eBay, Inc. (a)	198,950	8,604
EMC Corp. (a)	595,375	8,109
Google, Inc. Class A (a)	37,800	15,682
Hewlett-Packard Co.	486,200	13,920
Marvell Technology Group Ltd. (a)	195,550	10,968
Microsoft Corp.	296,000	7,740
Motorola, Inc.	512,150	11,569
Oracle Corp. (a)	436,675	5,332
Pixar, Inc. (a)	100,200	5,282
SanDisk Corp. (a)(b)	159,775	10,037
Texas Instruments, Inc.	253,400	8,126
Yahoo!, Inc. (a)(b)	308,625	12,092

		167,338

Total Common Stock
(cost—$464,853)		548,791

SHORT-TERM INVESTMENTS—10.5%
	Principal Amount (000s)

Collateral Invested for Securities on Loan (d)—8.4%
Bank of America N.A.,
4.33% due 1/3/06	$1,000	1,000
Beta Finance, Inc., Series 3,
4.301% due 8/1/06, FRN (c)	2,000	2,000
Canadian Imperial Bank,
4.00% due 1/3/06	941	941
Citigroup Global Markets, Inc.,
4.320% due 1/3/06	1,000	1,000
Credit Suisse First Boston, FRN,
4.313% due 2/27/06	1,000	1,001
4.319% due 2/27/06	10,000	10,007
Davis Square Funding V Corp.,
4.352% due 1/3/06	1,800	1,799
Goldman Sachs Group L.P., Series 2,
4.389% due 9/15/06, FRN (c)	15,000	15,003
Morgan Stanley,
4.28% due 2/3/06, FRN	3,000	3,000
Skandinaviska Enskilda Banken,
4.349% due 1/20/06	2,000	2,000
Tango Finance Corp.,
4.251% due 1/11/06, FRN (c)	3,000	3,002
Treasury Bank, FRN,
4.419% due 2/27/06	5,000	5,000
4.429% due 3/15/06	1,000	1,000

		46,753

	Principal Amount (000s)	Value (000s)

Repurchase Agreement—2.1%
State Street Bank & Trust Co., dated 12/30/05, 3.90%, due 1/3/06, proceeds $11,834;	$11,829	$11,829

collateralized by Federal Home Loan Bank, 2.625%, 5/15/07, valued at $12,069 including accrued interest (cost $11,829)

Total Short-Term Investments
(cost—$58,571)		58,582

Total Investments
(cost—$523,424)—109.1%		607,373

Liabilities in excess of other assets—(9.1)%		(50,715)

Net Assets—100.0%		$556,658

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $45,538; cash collateral of $46,688 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from securities on loan.

Glossary:

ADR — American Depositary Receipt
FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

See accompanying notes  |  12.31.05  |  Alloianz Funds Semi-Annual Report   43

Schedule of Investments
RCM Mid-Cap Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—98.3%
Aerospace—1.3%
Goodrich Corp.	42,900	$1,763

Building— 0.1%
Toll Brothers, Inc. (a)	4,600	159

Capital Goods—3.5%
Chicago Bridge & Iron Co. N.V.	60,300	1,520
Ingersoll-Rand Co. Ltd. CL A	39,900	1,611
Intermec, Inc. (a)	48,900	1,653

		4,784

Communications—2.4%
NeuStar, Inc., Class A (a)	57,900	1,765
NII Holdings, Inc., Class B (a)	35,600	1,555

		3,320

Consumer Discretionary—12.1%
Cheesecake Factory, Inc. (a)	11,900	445
Coach, Inc. (a)	53,850	1,795
Dick’s Sporting Goods, Inc. (a)(b)	20,800	691
J.C. Penney Co., Inc.	33,300	1,852
Nordstrom, Inc.	65,900	2,465
Outback Steakhouse, Inc.	29,400	1,223
Polo Ralph Lauren Corp., Class A	47,400	2,661
Quiksilver, Inc. (a)	107,630	1,490
Ross Stores, Inc.	87,100	2,517
Williams-Sonoma, Inc. (a)	31,812	1,373

		16,512

Consumer Services—11.7%
Axis Capital Holding Ltd.	32,217	1,008
Corporate Executive Board Co.	13,300	1,193
Everest Re Group Ltd.	11,400	1,144
Getty Images, Inc. (a)	14,100	1,259
Hilton Hotels Corp.	66,100	1,594
Moody’s Corp.	6,750	414
Royal Caribbean Cruises Ltd.	60,800	2,740
Starwood Hotels & Resorts Worldwide, Inc., Class B, Unit	44,200	2,822
UTI Worldwide, Inc.	21,320	1,979
XM Satellite Radio Holdings, Inc., Class A (a)(b)	68,029	1,856

		16,009

Consumer Staples—2.1%
Clorox Co.	16,400	933
Constellation Brands, Inc., Class A (a)	71,300	1,870

		2,803

Energy—14.9%
Consol Energy, Inc.	36,500	2,379
ENSCO International, Inc.	42,100	1,867
Freescale Semi-conductor, Inc., Class B (a)	69,100	1,739
Grant Prideco, Inc. (a)	60,800	2,683
National-Oilwell, Inc. (a)	31,400	1,969
Newfield Exploration Co. (a)	32,900	1,647
Noble Corp. (b)	29,600	2,088
Noble Energy, Inc.	11,000	443
Peabody Energy Corp.	26,600	2,193
Southwestern Energy Co. (a)	13,000	467
Ultra Petroleum Corp. (a)(b)	7,300	407
Weatherford International Ltd. (a)	11,300	409
XTO Energy, Inc.	46,175	2,029

		20,320

	Shares	Value (000s)

Environmental Services—0.4%
Republic Services, Inc.	14,600	$548

Financial Services—6.2%
Ameritrade Holding Corp. (a)	9,450	227
City National Corp.	16,600	1,203
Federated Investors, Inc.	38,850	1,439
Franklin Resources, Inc.	2,050	193
Lazard Ltd., Class A (b)	66,250	2,113
Northern Trust Corp.	17,350	899
Nuveen Investments, Inc., Class A (b)	8,500	362
OptionsXpress Holding, Inc. (b)	10,900	268
Zions Bancorporation	23,880	1,804

		8,508

Healthcare—16.3%
Barr Laboratories, Inc. (a)	25,000	1,557
Biomet, Inc.	31,300	1,145
Celgene Corp. (a)(b)	15,900	1,030
Cephalon, Inc. (a)	3,500	227
Coventry Health Care, Inc. (a)	30,850	1,757
Cytyc Corp. (a)	56,100	1,584
Endo Pharmaceuticals Holdings, Inc. (a)	67,600	2,046
Forest Laboratories, Inc. (a)	7,000	285
Health Net, Inc. (a)	40,000	2,062
Inamed Corp. (a)(b)	22,500	1,973
Medco Health Solutions, Inc. (a)	31,780	1,773
Medimmune, Inc. (a)	36,100	1,264
Mylan Laboratories, Inc.	40,500	808
Nektar Therapeutics, Inc. (a)(b)	38,000	626
Quest Diagnostics, Inc.	7,600	391
Resmed, Inc. (a)	36,600	1,402
Shire Pharmaceuticals Group PLC ADR	57,800	2,242

		22,172

Materials & Processing—4.1%
Air Products & Chemicals, Inc.	7,200	426
American Standard Cos., Inc.	54,100	2,161
Precision Castparts Corp.	37,400	1,938
Rohm & Haas Co.	20,600	998

		5,523

Technology—23.2%
Activision, Inc. (a)	154,366	2,121
Autodesk, Inc.	50,500	2,169
Avaya, Inc. (a)	195,200	2,083
Broadcom Corp., Class A (a)	36,000	1,697
Cerner Corp. (a)(b)	3,600	327
CheckFree Corp. (a)	43,400	1,992
Cognizant Technology Solutions Corp., Class A (a)	36,610	1,843
Cognos, Inc. (a)(b)	44,100	1,531
F5 Networks, Inc. (a)	32,080	1,835
Marvell Technology Group Ltd. (a)	30,000	1,683
National Semi-conductor Corp.	62,200	1,616
NAVTEQ Corp. (a)	26,500	1,163
Network Appliance, Inc. (a)	73,000	1,971
Pixar, Inc. (a)	29,500	1,555
QLogic Corp. (a)	59,000	1,918
Red Hat, Inc. (a)(b)	69,300	1,888
SanDisk Corp. (a)	46,600	2,927
Xilinx, Inc.	51,100	1,288

		31,607

Total Common Stock
(cost—$119,216)		134,028

	Principal Amount (000s)	Value (000s)
SHORT-TERM INVESTMENTS—10.1%
Collateral Invested for Securities on Loan (c)—8.5%
Canadian Imperial Bank,
4.00% due 1/3/06	$5,350	$5,350
Fortis Bank,
4.23% due 1/3/06	6,300	6,300

		11,650

Repurchase Agreement—1.6%
State Street Bank & Trust Co., dated 12/30/05, 3.90%, due 1/3/06, proceeds $2,193;	2,192	2,192

collateralized by Federal Home Loan Bank 4.375%, 9/17/10, valued at $2,239 including accrued interest (cost $2,192)

Total Short-Term Investments
(cost—$13,842)		13,842

Total Investments
(cost $133,058)—108.4%		147,870

Liabilities in excess of other assets—(8.4)%		(11,517)

Net Assets—100.0%		$136,353

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $11,241; cash collateral of $11,616 was received with which the Fund purchased short-term investments.

(c) Security purchased with the cash proceeds from securities on loan.

Glossary:
ADR — American Depositary Receipt
Unit — More than one class of securities traded together.

44   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Schedule of Investments
 RCM Targeted Core Growth Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—96.9%
Aerospace—2.7%
United Technologies Corp.	13,000	$727

Capital Goods—3.7%
General Electric Co.	28,000	982

Consumer Discretionary—11.0%
Harman International Industries, Inc.	5,600	548
Nike, Inc., Class B	6,100	529
Starbucks Corp. (a)	17,500	525
Target Corp.	12,000	660
Walgreen Co.	15,000	664

		2,926

Consumer Services—1.4%
E.W. Scripps Co., Class A	7,500	360

Consumer Staples—9.4%
PepsiCo, Inc.	15,200	898
Procter & Gamble Co.	11,000	637
Whole Foods Market, Inc. (b)	4,800	371
Wm. Wrigley Jr. Co. (b)	9,100	605

		2,511

Energy—8.9%
BP PLC ADR	8,500	546
Canadian Natural Resources Ltd.	5,800	288
Schlumberger Ltd.	10,000	971
Smith International, Inc.	15,500	576

		2,381

Financial Services—8.0%
City National Corp.	9,700	703
Lazard Ltd., Class A (b)	13,650	435
Merrill Lynch & Co., Inc.	14,500	982

		2,120

Healthcare—16.9%
Abbott Laboratories	6,500	256
Amgen, Inc. (a)	6,300	497
Genentech, Inc. (a)	5,700	527
Johnson & Johnson	10,000	601
Medtronic, Inc.	16,250	936
Nektar Therapeutics, Inc. (a)(b)	13,750	226
Stryker Corp.	14,600	649
UnitedHealth Group, Inc.	12,750	792

		4,484

Technology—32.4%
Adobe Systems, Inc.	14,956	553
Apple Computer, Inc. (a)	13,500	971
Autodesk, Inc.	12,250	526
Gentex Corp.	21,500	419
Google, Inc., Class A (a)	1,693	702
Hewlett Packard Co.	24,800	710
Marvell Technology Group Ltd. (a)	16,800	942
Microsoft Corp.	25,000	654
Motorola, Inc.	12,450	281
NAVTEQ Corp. (a)	9,500	417
Pixar, Inc. (a)	6,900	364
SanDisk Corp. (a)(b)	10,100	635
Sirf Technology Holdings, Inc. (a)	14,000	417
Texas Instruments, Inc.	4,500	144
Yahoo!, Inc. (a)(b)	22,750	891

		8,626

	Shares	Value (000s)

Transportation—2.5%
United Parcel Service, Inc., Class B	8,800	$661

Total Common Stock
(cost—$19,020)		25,778

SHORT-TERM INVESTMENTS—11.4%
	Principal Amount (000s)

Collateral Invested for Securities on Loan (c)—8.7%
Bank of America N.A.,
4.33% due 1/3/06	$1,500	1,500
Bear Stearns Co., Inc.,
4.37% due 1/3/06	100	100
Canadian Imperial Bank,
4.00% due 1/3/06	523	523
Citigroup Global Markets, Inc.,
4.32% due 1/3/06	200	200

		2,323

Repurchase Agreement—2.7%
State Street Bank & Trust Co., dated 12/30/05, 3.90%, due 1/3/06 proceeds $716;	716	716

collateralized by Federal Home Loan Bank, 4.375%, 9/17/10, valued at $735 including accrued interest (cost—$716)

Total Short-Term Investments
(cost—$3,039)		3,039

Total Investments
(cost $22,059)—108.3%		28,817

Liabilities in excess of other assets—(8.3)%		(2,209)

Net Assets—100.0%		$26,608

Notes to Schedule of Investments
(amounts in thousands):
(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $2,249; cash collateral of $2,319 was received with which the Fund purchased short-term investments.

(c) Security purchased with the cash proceeds from securities on loan.

Glossary:

ADR — American Depositary Receipt

See accompanying notes  |  12.31.05  |  Allianz Funds Semi-Annual Report   45

Statements of Assets and Liabilities
December 31, 2005 (unaudited)

Amounts in thousands, except per share amounts	AMM Asset Allocation Fund	CCM Capital Appreciation Fund	CCM Mid-Cap Fund	NACM Flex-Cap Value Fund	NACM Growth Fund	NFJ Dividend Value Fund	NFJ Large-Cap Value Fund

Assets:
Investments, at value	$0	$1,439,524	$1,471,926	$47,386	$3,982	$1,544,531	$82,065

Investments in Affiliates, at value	254,995	0	0	0	0	0	0

Cash	21	1	1	0	0	1	1

Security lending interest receivable (net)	0	13	22	0	0	25	0

Receivable for investments sold	0	8,363	0	0	37	0	0

Receivable for Fund shares sold	356	2,741	10,115	891	2	17,886	913

Interest and dividends receivable	0	1,284	1,060	38	4	2,659	165

Interest and dividends receivable from Affiliates	375	0	0	0	0	0	0

	255,747	1,451,926	1,483,124	48,315	4,025	1,565,102	83,144

Liabilities:
Payable for investments purchased	$0	$55,506	$4,033	$0	$51	$12,232	$1,092

Payable for investments in Affiliates purchased	395	0	0	0	0	0	0

Overdraft due to custodian	0	0	0	0	0	0	0

Written options outstanding	0	0	0	0	0	0	0

Payable for Fund shares redeemed	358	4,780	32,900	28	0	2,115	49

Payable for collateral for securities on loan	0	104,771	155,681	3,584	0	193,139	5,201

Investment advisory fees Payable	0	491	493	24	2	496	28

Administration fees Payable	86	340	348	11	1	404	24

Distribution fees Payable	128	230	180	6	1	398	27

Servicing fees Payable	54	113	126	3	1	240	14

Payable to security lending agent	0	0	0	0	0	0	0

Recoupment payable to Manager	0	0	0	2	0	0	0

	1,021	166,231	193,761	3,658	56	209,024	6,435

Net Assets	$254,726	$1,285,695	$1,289,363	$44,657	$3,969	$1,356,078	$76,709

Net Assets Consist of:
Paid-in capital	$225,313	$1,115,763	$1,112,409	$42,519	$3,697	$1,248,923	$72,000

Undistributed (dividends in excess of) net investment income	1,275	1,096	26	553	184	(75)	138

Accumulated net realized gain (loss) on investments	5,473	25,604	31,167	(190)	(123)	13,328	1,201

Net unrealized appreciation(depreciation)	22,665	143,232	145,761	1,775	211	93,902	3,370

	$254,726	$1,285,695	$1,289,363	$44,657	$3,969	$1,356,078	$76,709

Net Assets:
Class A	$52,339	$296,886	$292,232	$3,554	$837	$508,077	$23,972

Class B	74,482	73,715	81,280	3,588	1,478	194,936	19,681

Class C	127,124	129,847	119,896	5,369	625	448,161	23,952

Other Classes	781	785,247	795,955	32,146	1,029	204,904	9,104

Shares Issued and Outstanding:
Class A	4,509	15,379	10,991	216	68	35,714	1,458

Class B	6,451	4,085	3,269	224	122	13,793	1,205

Class C	11,009	7,182	4,821	334	52	31,736	1,466

Other Classes	67	40,236	29,285	1,934	81	14,281	551

Net Asset Value and Redemption Price*
Per Share (Net Asset Per Share Outstanding)
Class A	$11.61	$19.30	$26.59	$16.42	$12.44	$14.23	$16.44

Class B	11.55	18.04	24.86	16.05	12.09	14.13	16.33

Class C	11.55	18.08	24.87	16.05	12.08	14.12	16.34

Cost of Investments	$0	$1,296,288	$1,326,164	$45,611	$3,771	$1,450,629	$78,695

Cost of Investments in Affiliates	$232,330	$0	$0	$0	$0	$0	$0

* With respect to the A, B, and C Classes, the redemption price varies by the length of time shares are held.

46   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

NFJ Small-Cap Value Fund	OCC Core Equity Fund	OCC Value Fund	PEA Equity Premium Strategy Fund	PEA Growth Fund	PEA Opportunity Fund	PEA Target Fund	RCM Large-Cap Growth Fund	RCM Mid-Cap Fund	RCM Targeted Core Growth Fund

$4,284,119	$3,295	$2,384,492	$72,495	$643,172	$298,697	$932,248	$607,373	$147,870	$28,817

185,812	0	0	0	0	0	0	0	0	0

561	0	0	81	317	116	0	0	1	8

230	0	30	0	12	40	26	6	1	0

42,708	0	12,910	162	0	6,779	16,593	0	126	0

4,744	33	1,525	44	65	398	98	1,244	75	144

7,784	2	696	37	418	16	370	399	76	22

1,078	0	0	0	0	0	0	0	0	0

4,527,036	3,330	2,399,653	72,819	643,984	306,046	949,335	609,022	148,149	28,991

$18,977	$0	$0	$0	$0	$5,497	$9,759	$4,277	$0	$0

805	0	0	0	0	0	0	0	0	0

0	0	2,278	0	0	0	11,034	0	0	0

0	0	0	288	0	0	0	0	0	0

16,934	0	20,335	551	2,476	721	2,668	928	56	26

702,206	0	163,156	4,026	61,034	53,747	182,223	46,752	11,650	2,323

1,968	1	877	35	254	139	355	216	55	14

1,120	1	731	23	200	80	250	136	30	8

711	0	712	25	321	103	350	27	3	8

564	0	444	14	126	45	156	28	2	4

0	0	0	0	0	0	2,231	0	0	0

0	0	0	0	0	0	0	0	0	0

743,285	2	188,533	4,962	64,411	60,332	209,026	52,364	11,796	2,383

$3,783,751	$3,328	$2,211,120	$67,857	$579,573	$245,714	$740,309	$556,658	$136,353	$26,608

$3,024,687	$3,171	$2,087,222	$88,655	$756,135	$253,929	$741,647	$482,107	$465,886	$34,098

14,985	3	18,431	(54)	(2,617)	(1,889)	(5,012)	549	(173)	(81)

109,921	(1)	(14,217)	(25,462)	(272,763)	(37,052)	(125,678)	(9,936)	(344,172)	(14,167)

634,158	155	119,684	4,718	98,818	30,726	129,352	83,938	14,812	6,758

$3,783,751	$3,328	$2,211,120	$67,857	$579,573	$245,714	$740,309	$556,658	$136,353	$26,608

$1,679,669	$33	$747,378	$23,000	$85,333	$51,200	$178,396	$52,113	$3,883	$7,758

303,984	0	446,878	17,767	36,610	17,240	73,129	10,449	2,259	5,036

581,957	107	601,268	20,142	451,325	139,051	461,668	9,962	3,455	7,288

1,218,141	3,188	415,596	6,948	6,305	38,223	27,116	484,134	126,756	6,526

58,110	3	47,534	2,777	3,852	2,151	9,254	3,749	1,338	647

10,828	0	29,441	2,184	1,956	910	4,370	769	791	432

20,707	10	39,548	2,478	24,106	7,346	27,596	732	1,213	625

41,590	303	26,256	827	314	1,879	1,379	34,538	42,211	536

$28.90	$10.49	$15.72	$8.28	$22.16	$23.80	$19.28	$13.90	$2.90	$12.00

28.07	0.00	15.18	8.13	18.72	18.94	16.73	13.58	2.86	11.65

28.10	10.45	15.20	8.13	18.72	18.93	16.73	13.60	2.85	11.66

$3,650,771	$3,140	$2,264,804	$68,063	$544,349	$267,972	$802,885	$523,424	$133,058	$22,059

$184,988	$0	$0	$0	$0	$0	$0	$0	$0	$0

See accompanying notes   |  12.31.05  |  Allianz Funds Semi-Annual Report   47

Statements of Operations
Six Months Ended December 31, 2005 (unaudited)

Amounts in thousands	AMM Asset Allocation Fund	CCM Capital Appreciation Fund	CCM Mid-Cap Fund	NACM Flex-Cap Value Fund	NACM Growth Fund	NFJ Dividend Value Fund	NFJ Large-Cap Value Fund

Investment Income:
Interest	$0	$871	$814	$44	$1	$1,078	$43

Dividends, net of foreign withholding taxes	0	6,570	5,220	396	22	18,886	1,032

Dividends from Affiliate investments	2,822	0	0	0	0	0	0

Security lending income (net)	0	87	119	2	0	133	3

Miscellaneous income	0	0	0	0	0	2	0

Total Income	2,822	7,528	6,153	442	23	20,099	1,078

Expenses:
Investment advisory fees	0	2,576	2,576	138	10	2,353	150

Administration fees	497	1,797	1,819	62	7	1,933	127

Distribution fees - Class B	275	264	267	11	5	596	63

Distribution fees - Class C	466	455	389	20	2	1,333	77

Servicing fees - Class A	63	338	309	4	1	468	26

Servicing fees - Class B	92	88	89	4	2	199	21

Servicing fees - Class C	155	152	130	6	1	444	26

Distribution and/or servicing fees - Other Classes	0	502	471	0	0	24	0

Trustees’ fees	0	78	77	3	0	70	4

Interest expense	0	0	0	0	0	0	0

Miscellaneous expense	0	0	0	1	0	0	0

Total Expenses	1,548	6,250	6,127	249	28	7,420	494

Net Investment Income (Loss)	$1,274	$1,278	$26	$193	$(5)	$12,679	$584

Realized and Change In Unrealized Gain (Loss):
Net realized gain on investments	0	60,811	69,208	1,461	120	22,024	2,442

Net realized gain on Affiliate investments	645	0	0	0	0	0	0

Net capital gain distributions received from underlying funds	6,594	0	0	0	0	0	0

Net realized gain (loss) on futures contracts and options written	0	0	0	0	0	0	0

Net realized loss on foreign currency transactions	0	0	0	0	0	0	0

Payments from Affiliates**	0	0	0	0	0	0	0

Net change in unrealized appreciation/ depreciation on investments	0	21,083	21,135	1,803	86	35,267	735

Net change in unrealized appreciation/ depreciation on Affiliate investments	6,131	0	0	0	0	0	0

Net change in unrealized appreciation/ depreciation on futures contracts and options	0	0	0	0	0	0	0

Net Realized and Change in Unrealized Gain	13,370	81,894	90,343	3,264	206	57,291	3,177

Net Increase in Net Assets Resulting from Operations	$14,644	$83,172	$90,369	$3,457	$201	$69,970	$3,761

*    Trustees’ fees less than $1,000.

**  See Note 12

48   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

NFJ Small-Cap Value Fund	OCC Core Equity Fund		OCC Value Fund	PEA Equity Premium Strategy Fund	PEA Growth Fund	PEA Opportunity Fund	PEA Target Fund	RCM Large-Cap Growth Fund	RCM Mid-Cap Fund	RCM Targeted Core Growth Fund

$2,745	$2		$709	$16	$106	$22	$93	$115	$31	$7

49,231	18		23,067	533	2,639	102	1,584	2,567	305	127

2,231	0		0	0	0	0	0	0	0	0

1,438	0		248	8	74	209	163	37	4	3

8	0		0	0	0	3	0	0	0	0

55,653	20		24,024	557	2,819	336	1,840	2,719	340	137

11,332	7		5,643	216	1,519	833	2,204	1,206	304	86

6,485	4		4,688	139	1,198	483	1,533	762	169	53

1,208	0		1,812	71	147	68	292	34	7	19

2,269	0		2,535	82	1,776	547	1,817	33	10	27

2,100	0		1,058	30	109	66	232	59	5	12

403	0		604	24	49	23	98	12	2	6

756	0		845	27	592	182	606	11	3	9

838	0		511	2	2	4	1	157	1	2

256	0	*	174	5	42	18	56	37	9	2

0	0		6	2	2	1	13	1	3	2

0	0		0	0	0	0	0	0	0	0

25,647	11		17,876	598	5,436	2,225	6,852	2,312	513	218

$30,006	$9		$6,148	$(41)	$(2,617)	$(1,889)	$(5,012)	$407	$(173)	$(81)

289,513	65		114,289	5,873	51,587	22,327	96,936	14,059	8,640	1,389

174	0		0	0	0	0	0	0	0	0

0	0		0	0	0	0	0	0	0	0

0	0		0	156	(379)	0	0	0	0	0

0	0		(7,525)	(29)	0	0	0	0	0	0

0	0		0	0	0	165	191	0	0	0

(139,235)	57		19,611	(3,028)	(4,832)	(3,254)	(31,210)	34,962	6,682	1,673

0	0		0	0	0	0	0	0	0	0

0	0		0	279	(87)	0	0	0	0	0

150,452	122		126,375	3,251	46,289	19,238	65,917	49,021	15,322	3,062

$180,458	$131		$132,523	$3,210	$43,672	$17,349	$60,905	$49,428	$15,149	$2,981

See accompanying notes  |  12.31.05  |  Allianz Funds Semi-Annual Report   49

Statements of Changes in Net Assets

			CCM Capital
Amounts in thousands	AMM Asset Allocation Fund		Appreciation Fund		CCM Mid-Cap Fund

	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
Increase in Net Assets from:	December 31, 2005	June 30, 2005	December 31, 2005	June 30, 2005	December 31, 2005	June 30, 2005
	(unaudited)		(unaudited)		(unaudited)

Operations:
Net investment income (loss)	$1,274	$3,265	$1,278	$4,626	$26	$(452)

Net realized gain	0	0	60,811	53,995	69,208	79,769

Net realized gain on Affiliate investments	645	5,248	0	0	0	0

Net capital gain distributions received from underlying funds	6,594	1,532	0	0	0	0

Net change in unrealized appreciation/depreciation	0	0	21,083	29,013	21,135	27,806

Net change in unrealized appreciation/depreciation on Affiliate investments	6,131	3,374	0	0	0	0

Net increase resulting from operations	14,644	13,419	83,172	87,634	90,369	107,123

Distributions to Shareholders:
From net investment income
Class A	(233)	(979)	(75)	(784)	0	0

Class B	(3)	(1,033)	0	(57)	0	0

Class C	(6)	(1,714)	0	(106)	0	0

Other Classes	(5)	(43)	(1,143)	(2,643)	0	0

From net realized capital gains
Class A	(597)	0	0	0	0	0

Class B	(848)	0	0	0	0	0

Class C	(1,448)	0	0	0	0	0

Other Classes	(8)	0	0	0	0	0

Total Distributions to Shareholders	(3,148)	(3,769)	(1,218)	(3,590)	0	0

Fund Share Transactions:
Receipts for shares sold
Class A	8,376	24,071	72,418	123,778	100,934	87,371

Class B	6,580	19,895	12,329	14,920	26,736	13,622

Class C	13,762	39,396	20,833	25,523	32,206	17,654

Other Classes	154	804	228,381	120,717	289,394	234,703

Issued in reinvestment of distributions
Class A	697	806	51	485	0	0

Class B	628	750	0	44	0	0

Class C	1,227	1,407	0	84	0	0

Other Classes	14	25	1,047	2,559	0	0

Cost of shares redeemed
Class A	(7,071)	(14,389)	(67,770)	(45,756)	(38,086)	(46,154)

Class B	(7,992)	(14,352)	(11,252)	(24,150)	(11,911)	(24,403)

Class C	(14,216)	(25,398)	(10,722)	(24,924)	(9,011)	(18,429)

Other Classes	(336)	(2,008)	(59,030)	(139,261)	(161,306)	(152,838)

Net increase from Fund share transactions	1,823	31,007	186,285	54,019	228,956	111,526

Fund Redemption Fees	5	29	17	38	34	17

Total Increase in Net Assets	13,324	40,686	268,256	138,101	319,359	218,666

Net Assets:
Beginning of period	241,402	200,716	1,017,439	879,338	970,004	751,338

End of period*	$254,726	$241,402	$1,285,695	$1,017,439	$1,289,363	$970,004

*Including undistributed (dividends in excess of) net investment income of:	$1,275	$248	$1,096	$1,036	$26	$0

50 Allianz Funds Semi-Annual Report | 12.31.05 | See accompanying notes

NACM Flex-Cap Value Fund		NACM Growth Fund		NFJ Dividend Value Fund		NFJ Large-Cap Value Fund		NFJ Small-Cap Value Fund

Six months ended December 31, 2005 (unaudited)	Year ended June30, 2005	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005

$193	$50	$(5)	$(1)	$12,679	$9,600	$584	$304	$30,006	$49,234

1,461	599	120	258	22,024	15,943	2,442	594	289,513	156,150

0	0	0	0	0	0	0	0	174	0

0	0	0	0	0	0	0	0	0	0

1,803	(627)	86	(54)	35,267	34,652	735	2,002	(139,235)	296,947

0	0	0	0	0	0	0	0	0	0

3,457	22	201	203	69,907	60,195	3,761	2,900	180,458	502,331

(7)	0	0	0	(7,789)	(3,975)	(231)	(119)	(29,616)	(19,060)

0	0	0	0	(1,950)	(1,329)	(84)	(52)	(3,045)	(3,616)

0	0	0	0	(4,532)	(2,832)	(92)	(65)	(6,099)	(6,389)

(163)	0	0	0	(3,523)	(2,558)	(120)	(92)	(24,241)	(9,939)

(132)	(104)	(64)	(9)	(7,177)	(1,538)	(497)	(188)	(131,374)	(73,447)

(137)	(68)	(116)	(19)	(2,840)	(725)	(420)	(121)	(24,864)	(18,383)

(217)	(154)	(46)	(6)	(6,477)	(1,453)	(491)	(184)	(47,341)	(32,216)

(1,164)	(89)	(81)	(28)	(2,778)	(933)	(196)	(172)	(94,598)	(35,104)

(1,820)	(415)	(307)	(62)	(37,066)	(15,343)	(2,131)	(993)	(361,178)	(198,154)

1,566	3,335	251	443	246,463	186,142	9,237	14,207	281,336	567,522

1,360	2,390	329	820	73,430	76,482	8,353	11,625	10,492	19,923

1,179	4,323	194	322	177,076	184,768	10,297	14,896	31,039	51,805

3,497	29,802	0	0	77,549	57,978	1,844	4,529	276,169	542,203

126	75	55	7	11,032	3,980	586	255	130,352	71,995

106	52	81	17	3,362	1,365	389	133	22,229	17,327

174	137	35	5	7,805	2,958	434	182	35,812	25,236

1,318	89	81	28	6,182	3,410	314	265	109,073	41,694

(928)	(2,228)	(29)	(356)	(29,496)	(24,425)	(3,514)	(1,560)	(218,821)	(391,515)

(636)	(981)	(289)	(144)	(10,118)	(13,041)	(2,769)	(913)	(38,053)	(74,055)

(1,347)	(1,393)	(69)	(208)	(19,274)	(19,404)	(3,889)	(2,666)	(49,010)	(104,791)

(3,426)	(1,709)	(265)	(65)	(17,347)	(11,653)	(1,159)	(661)	(120,565)	(120,566)

2,989	33,892	374	869	526,664	448,560	20,123	40,292	470,053	646,778

1	10	0	0	64	71	9	17	51	91

4,627	33,509	268	1,010	559,632	493,483	21,762	42,216	289,384	951,046

40,030	6,521	3,701	2,691	796,446	302,963	54,947	12,731	3,494,367	2,543,321

$44,657	$40,030	$3,969	$3,701	$1,356,078	$796,446	$76,709	$54,947	$3,783,751	$3,494,367

$553	$530	$184	$189	$(75)	$5,040	$138	$81	$14,985	$47,980

See accompanying notes | 12.31.05 | Allianz Funds Semi-Annual Report 51

Statements of Changes in Net Assets (cont.)

Amounts in thousands	OCC Core Equity Fund		OCC Value Fund		PEA Equity Premium Strategy

Increase (Decrease) in Net Assets from:	Six months ended December 31, 2005 (unaudited)	Period from March 31, 2005 to June 30, 2005	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005

Operations:
Net investment income (loss)	$9	$8	$6,148	$16,064	$(41)	$426

Net realized gain (loss)	65	(27)	106,764	295,136	6,000	3,679

Net increase from repayments by Investment Manager	0	0	0	1,230	0	39

Payments from Affiliates*	0	0	0	0	0	0

Net change in unrealized appreciation/depreciation	57	98	19,611	(204,166)	(2,749)	(175)

Net increase (decrease) resulting from operations	131	79	132,523	108,264	3,210	3,969

Distributions to Shareholders:
From net investment income
Class A	0	0	(8,079)	(4,978)	(8)	(281)

Class B	0	0	(1,792)	(556)	0	(98)

Class C	0	0	(1,723)	(989)	0	(116)

Other Classes	(14)	0	(4,907)	(3,278)	(5)	(96)

From net realized capital gains
Class A	0	0	(100,100)	(30,081)	0	0

Class B	0		(61,505)	(14,779)	0	0

Class C	(1)	0	(83,861)	(22,984)	0	0

Other Classes	(38)	0	(57,494)	(21,771)	0	0

Total Distributions to Shareholders	(53)	0	(319,461)	(99,416)	(13)	(591)

Fund Share Transactions:
Receipts for shares sold
Class A	22	10	59,889	577,465	2,458	5,465

Class B	0	0	14,570	135,529	679	2,340

Class C	111	10	34,834	298,841	600	2,627

Other Classes	0	2,980	28,007	530,611	362	1,118

Issued in reinvestment of distributions
Class A	0	0	93,392	29,367	7	228

Class B	0	0	51,759	12,514	0	79

Class C	1	0	65,910	18,238	0	98

Other Classes	52	0	53,650	22,767	3	91

Cost of shares redeemed
Class A	0	0	(274,872)	(547,607)	(4,717)	(7,856)

Class B	0	0	(86,654)	(117,334)	(3,252)	(7,595)

Class C	(15)	0	(177,123)	(286,585)	(4,776)	(9,020)

Other Classes	0	0	(197,855)	(624,503)	(2,295)	(3,006)

Net increase (decrease) from Fund share transactions	171	3,000	(334,493)	49,303	(10,931)	(15,431)

Fund Redemption Fees	0	0	30	671	1	9

Total Increase (Decrease) in Net Assets	249	3,079	(521,401)	58,822	(7,733)	(12,044)

Net Assets:
Beginning of period	3,079	0	2,732,521	2,673,699	75,590	87,634

End of period**	$3,328	$3,079	$2,211,120	$2,732,521	$67,857	$75,590

**Including undistributed (dividends in excess of) net investment income of:	$3	$8	$18,431	$28,784	$(54)	$0

*	See Note 12

52 Allianz Funds Semi-Annual Report | 12.31.05 | See accompanying notes

PEA Growth Fund		PEA Opportunity Fund		PEA Target Fund		RCM Large-Cap Growth Fund		RCM Mid-Cap Fund

Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005

$(2,617)	$(3,043)	$(1,889)	$(3,962)	$(5,012)	$(10,538)	$407	$2,315	$(173)	$(336)

51,208	73,676	22,327	22,007	96,936	74,906	14,059	19,940	8,640	10,675

0	877	0	29	0	183	0	0	0	0

0	0	165	0	191	0	0	0	0	0

(4,919)	(59,025)	(3,254)	(6,610)	(31,210)	(40,204)	34,962	973	6,682	(7,006)

43,672	12,485	17,349	11,464	60,905	24,347	49,428	23,228	15,149	3,333

0	0	0	0	0	0	0	(48)	0	0

0	0	0	0	0	0	(1)	0	0	0

0	0	0	0	0	0	(1)	0	0	0

0	0	0	0	0	0	(956)	(1,168)	0	0

0	0	0	0	0	0	0	0	0	0

0	0	0	0	0	0	0	0	0	0

0	0	0	0	0	0	0	0	0	0

0	0	0	0	0	0	0	0	0	0

0	0	0	0	0	0	(958)	(1,216)	0	0

6,522	11,733	3,178	6,672	11,261	34,402	14,999	20,904	567	1,058

1,501	3,242	1,369	1,943	1,187	2,759	2,768	1,616	591	641

3,778	7,962	2,726	3,942	3,136	11,164	2,241	1,970	1,091	864

359	1,805	2,219	9,948	373	5,359	50,569	140,828	10,477	20,351

0	0	0	0	0	0	0	46	0	0

0	0	0	0	0	0	0	0	0	0

0	0	0	0	0	0	0	0	0	0

0	0	0	0	0	0	886	1,091	0	0

(13,221)	(30,186)	(7,764)	(17,950)	(33,591)	(64,078)	(10,549)	(16,591)	(445)	(690)

(9,234)	(20,105)	(3,584)	(7,531)	(14,442)	(30,798)	(1,449)	(1,927)	(182)	(1,073)

(67,190)	(147,490)	(18,979)	(38,194)	(66,937)	(135,198)	(880)	(2,194)	(253)	(1,149)

(2,423)	(2,089)	(7,119)	(28,255)	(37,323)	(11,248)	(58,570)	(218,356)	(13,868)	(133,146)

(79,908)	(175,128)	(27,954)	(69,425)	(136,336)	(187,638)	15	(72,613)	(2,022)	(113,144)

3	10	15	5	4	23	3	19	0	3

(36,233)	(162,633)	(10,590)	(57,956)	(75,427)	(163,268)	48,488	(50,582)	13,127	(109,808)

615,806	778,439	256,304	314,260	815,736	979,004	508,170	558,752	123,226	233,034

$579,573	$615,806	$245,714	$256,304	$740,309	$815,736	$556,658	$508,170	$136,353	$123,226

$(2,617)	$0	$(1,889)	$0	$(5,012)	$0	$549	$1,100	$(173)	$0

See accompanying notes | 12.31.05 | Allianz Funds Semi-Annual Report 53

Statements of Changes in Net Assets (cont.)

Amounts in thousands	RCM Targeted Core Growth Fund

Increase (Decrease) in Net Assets from:	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005

Operations:
Net investment income (loss)	$(81)	$(69)

Net realized gain (loss)	1,389	98

Net increase from repayments by Investment Manager	0	0

Net change in unrealized appreciation/depreciation	1,673	(199)

Net increase (decrease) resulting from operations	2,981	(170)

Distributions to Shareholders:
From net investment income
Class A	0	0

Class B	0	0

Class C	0	0

Other Classes	0	0

From net realized capital gains
Class A	0	0

Class B	0

Class C	0	0

Other Classes	0	0

Total Distributions to Shareholders	0	0

Fund Share Transactions:
Receipts for shares sold
Class A	487	4,583

Class B	81	80

Class C	288	424

Other Classes	997	2,084

Issued as reinvestment of distributions
Class A	0	0

Class B	0	0

Class C	0	0

Other Classes	0	0

Cost of shares redeemed
Class A	(5,762)	(5,211)

Class B	(683)	(2,189)

Class C	(1,264)	(2,575)

Other Classes	(2,085)	(2,353)

Net increase (decrease) from Fund share transactions	(7,941)	(5,157)

Fund Redemption Fees	0	0

Total Decrease in Net Assets	(4,960)	(5,327)

Net Assets:
Beginning of period	31,568	36,895

End of period*	$26,608	$31,568

*Including undistributed (dividends in excess of) net investment income of:	$(81)	$0

54 Allianz Funds Semi-Annual Report | 12.31.05 | See accompanying notes

(This Page Intentionally Left Blank)

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Change in Unrealized Gain (Loss) on Investments(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

AMM Asset Allocation Fund
Class A
12/31/2005†	$11.08	$0.09	$0.62	$0.71	$(0.05)	$(0.13)

06/30/2005	10.60	0.22	0.50	0.72	(0.24)	0.00

06/30/2004	9.28	0.24	1.29	1.53	(0.21)	0.00

06/30/2003	9.24	0.25	0.03	0.28	(0.24)	0.00

06/30/2002	9.92	0.37	(0.80)	(0.43)	(0.25)	0.00

06/30/2001	11.48	0.61	(0.80)	(0.19)	(0.59)	(0.69)

Class B
12/31/2005†	$11.01	$0.05	$0.62	$0.67	$0.00 (f)	$(0.13)

06/30/2005	10.55	0.14	0.48	0.62	(0.16)	0.00

06/30/2004	9.25	0.17	1.29	1.46	(0.16)	0.00

06/30/2003	9.21	0.18	0.04	0.22	(0.18)	0.00

06/30/2002	9.90	0.32	(0.82)	(0.50)	(0.19)	0.00

06/30/2001	11.46	0.53	(0.80)	(0.27)	(0.52)	(0.69)

Class C
12/31/2005†	$11.01	$0.05	$0.62	$0.67	$0.00 (f)	$(0.13)

06/30/2005	10.55	0.14	0.48	0.62	(0.16)	0.00

06/30/2004	9.25	0.16	1.26	1.42	(0.12)	0.00

06/30/2003	9.21	0.18	0.03	0.21	(0.17)	0.00

06/30/2002	9.89	0.32	(0.81)	(0.49)	(0.19)	0.00

06/30/2001	11.46	0.53	(0.81)	(0.28)	(0.52)	(0.69)

CCM Capital Appreciation Fund
Class A
12/31/2005†	$17.93	$0.02	$1.35	$1.37	$0.00 (f)	$0.00

06/30/2005	16.28	0.08	1.64	1.72	(0.07)	0.00

06/30/2004	14.03	(0.01)	2.26	2.25	0.00	0.00

06/30/2003	14.64	(0.01)	(0.60)	(0.61)	0.00	0.00

06/30/2002	17.54	0.02	(2.90)	(2.88)	(0.02)	0.00

06/30/2001	26.94	0.03	(1.36)	(1.33)	(0.09)	(7.98)

Class B
12/31/2005†	$16.82	$(0.05)	$1.27	$1.22	$0.00 (f)	$0.00

06/30/2005	15.34	(0.04)	1.53	1.49	(0.01)	0.00

06/30/2004	13.31	(0.12)	2.15	2.03	0.00	0.00

06/30/2003	14.00	(0.10)	(0.59)	(0.69)	0.00	0.00

06/30/2002	16.88	(0.10)	(2.78)	(2.88)	0.00	0.00

06/30/2001	26.30	(0.13)	(1.30)	(1.43)	(0.01)	(7.98)

Class C
12/31/2005†	$16.85	$(0.05)	$1.28	$1.23	$0.00 (f)	$0.00

06/30/2005	15.37	(0.04)	1.54	1.50	(0.02)	0.00

06/30/2004	13.34	(0.12)	2.15	2.03	0.00	0.00

06/30/2003	14.03	(0.10)	(0.59)	(0.69)	0.00	0.00

06/30/2002	16.91	(0.10)	(2.78)	(2.88)	0.00	0.00

06/30/2001	26.34	(0.13)	(1.31)	(1.44)	(0.01)	(7.98)

CCM Mid-Cap Fund
Class A
12/31/2005†	$24.47	$0.00	$2.12	$2.12	$0.00	$0.00

06/30/2005	21.26	(0.02)	3.23	3.21	0.00	0.00

06/30/2004	17.28	(0.06)	4.04	3.98	0.00	0.00

06/30/2003	17.73	(0.05)	(0.40)	(0.45)	0.00	0.00

06/30/2002	21.02	0.01	(3.17)	(3.16)	(0.11)	0.00

06/30/2001	30.57	0.10	(0.76)	(0.66)	(0.10)	(8.79)

†	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding trustees’ expense is 1.10%.

56   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Tax Basis Return of Capital	Total Distributions	Fund Redemption Fees(a)	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.18)	$0.00	$11.61	6.38%	$52,339	0.65	%*(e)	1.65%*	4%

0.00	(0.24)	0.00	11.08	6.84	48,049	0.65	(e)	2.04	25

0.00	(0.21)	0.00	10.60	16.21	35,618	0.65	(e)	2.34	23

0.00	(0.24)	0.00	9.28	3.15	11,675	0.65	(e)	2.86	13

0.00	(0.25)	0.00	9.24	(4.39)	4,867	0.65	(e)	3.77	24

(0.09)	(1.37)	0.00	9.92	(1.92)	3,044	0.65	(e)	5.65	39

$0.00	$(0.13)	$0.00	$11.55	6.03%	$74,482	1.40	%*(e)	0.85%*	4%

0.00	(0.16)	0.00	11.01	5.91	71,858	1.40	(e)	1.30	25

0.00	(0.16)	0.00	10.55	15.39	62,692	1.40	(e)	1.64	23

0.00	(0.18)	0.00	9.25	2.44	15,617	1.40	(e)	2.12	13

0.00	(0.19)	0.00	9.21	(5.15)	10,675	1.40	(e)	3.29	24

(0.08)	(1.29)	0.00	9.90	(2.62)	5,038	1.40	(e)	4.90	39

$0.00	$(0.13)	$0.00	$11.55	6.03%	$127,124	1.40	%*(e)	0.86%*	4%

0.00	(0.16)	0.00	11.01	5.92	120,586	1.40	(e)	1.31	25

0.00	(0.12)	0.00	10.55	15.35	100,419	1.40	(e)	1.61	23

0.00	(0.17)	0.00	9.25	2.40	39,761	1.40	(e)	2.10	13

0.00	(0.19)	0.00	9.21	(5.05)	32,778	1.40	(e)	3.34	24

(0.08)	(1.29)	0.00	9.89	(2.71)	13,349	1.40	(e)	4.90	39

$0.00	$0.00	$0.00	$19.30	7.72%	$296,886	1.11	%*(b)	0.19%*	68%

0.00	(0.07)	0.00	17.93	10.58	271,755	1.11	(b)	0.48	137

0.00	0.00	0.00	16.28	16.04	174,260	1.11	(b)	(0.05)	148

0.00	0.00	0.00	14.03	(4.17)	147,590	1.10		(0.07)	161

0.00	(0.02)	0.00	14.64	(16.43)	123,754	1.11	(b)	0.10	110

0.00	(8.07)	0.00	17.54	(9.15)	111,193	1.10		0.14	112

$0.00	$0.00	$0.00	$18.04	7.25%	$73,715	1.86	%*(d)	(0.56)%*	68%

0.00	(0.01)	0.00	16.82	9.74	67,785	1.86	(d)	(0.24)	137

0.00	0.00	0.00	15.34	15.25	70,884	1.86	(c)	(0.80)	148

0.00	0.00	0.00	13.31	(4.93)	63,258	1.85		(0.82)	161

0.00	0.00	0.00	14.00	(17.06)	62,447	1.86	(c)	(0.64)	110

0.00	(7.99)	0.00	16.88	(9.83)	70,991	1.85		(0.60)	112

$0.00	$0.00	$0.00	$18.08	7.30%	$129,847	1.86	%*(d)	(0.56)%*	68%

0.00	(0.02)	0.00	16.85	9.74	111,461	1.86	(d)	(0.24)	137

0.00	0.00	0.00	15.37	15.22	101,288	1.86	(c)	(0.80)	148

0.00	0.00	0.00	13.34	(4.90)	85,969	1.85		(0.82)	161

0.00	0.00	0.00	14.03	(17.03)	78,517	1.86	(c)	(0.65)	110

0.00	(7.99)	0.00	16.91	(9.86)	83,843	1.85		(0.60)	112

$0.00	$0.00	$0.00	$26.59	8.66%	$292,232	1.11	%*(b)	(0.04)%*	74%

0.00	0.00	0.00	24.47	15.10	209,885	1.11	(b)	(0.08)	140

0.00	0.00	0.00	21.26	23.03	145,095	1.11	(b)	(0.29)	165

0.00	0.00	0.00	17.28	(2.54)	109,110	1.11	(b)	(0.34)	155

(0.02)	(0.13)	0.00	17.73	(15.04)	98,235	1.11	(b)	0.04	168

0.00	(8.89)	0.00	21.02	(5.66)	137,944	1.10		0.40	153

(c)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.85%.
(d)	Ratio of expenses to average net assets excluding trustees’ expense is 1.85%.
(e)	Ratio of expenses to average net assets excluding underlying Funds’ expenses in which the Fund invests.
(f)	Amount is less than $.01.

See accompanying notes  |  12.31.05  |  Allianz Funds Semi-Annual Report   57

Financial Highlights (cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Change in Unrealized Gain (Loss) on Investments(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

CCM Mid-Cap Fund (Cont.)
Class B
12/31/2005†	$22.96	$(0.10)	$2.00	$1.90	$0.00	$0.00

06/30/2005	20.10	(0.17)	3.03	2.86	0.00	0.00

06/30/2004	16.46	(0.19)	3.83	3.64	0.00	0.00

06/30/2003	17.03	(0.16)	(0.41)	(0.57)	0.00	0.00

06/30/2002	20.27	(0.13)	(3.04)	(3.17)	(0.06)	0.00

06/30/2001	29.87	(0.08)	(0.72)	(0.80)	(0.01)	(8.79)

Class C
12/31/2005†	$22.97	$(0.10)	$2.00	$1.90	$0.00	$0.00

06/30/2005	20.11	(0.17)	3.03	2.86	0.00	0.00

06/30/2004	16.47	(0.19)	3.83	3.64	0.00	0.00

06/30/2003	17.03	(0.16)	(0.40)	(0.56)	0.00	0.00

06/30/2002	20.28	(0.13)	(3.05)	(3.18)	(0.06)	0.00

06/30/2001	29.88	(0.09)	(0.72)	(0.81)	0.00	(8.79)

NACM Flex-Cap Value Fund
Class A
12/31/2005†	$15.76	$0.06	$1.28	$1.34	$(0.03)	$(0.65)

06/30/2005	15.24	0.10	1.23	1.33	0.00	(0.83)

06/30/2004	12.36	0.02	3.32	3.34	(0.04)	(0.42)

07/19/2002 - 06/30/2003	10.00	0.07	2.51	2.58	(0.05)	(0.17)

Class B
12/31/2005†	$15.45	$0.00 (u)	$1.25	$1.25	$0.00 (u)	$(0.65)

06/30/2005	15.06	(0.01)	1.21	1.20	0.00	(0.83)

06/30/2004	12.30	(0.08)	3.29	3.21	(0.03)	(0.42)

07/19/2002 - 06/30/2003	10.00	(0.02)	2.51	2.49	(0.02)	(0.17)

Class C
12/31/2005†	$15.45	$0.00 (u)	$1.25	$1.25	$0.00 (u)	$(0.65)

06/30/2005	15.06	(0.01)	1.21	1.20	0.00	(0.83)

06/30/2004	12.29	(0.09)	3.29	3.20	(0.01)	(0.42)

07/19/2002 - 06/30/2003	10.00	(0.01)	2.50	2.49	(0.03)	(0.17)

NACM Growth Fund
Class A
12/31/2005†	$12.72	$0.00 (u)	$0.73	$0.73	$0.00	$(1.01)

06/30/2005	11.94	0.01	1.06	1.07	0.00	(0.29)

06/30/2004	11.21	(0.07)	0.93	0.86	0.00	(0.13)

07/19/2002 - 06/30/2003	10.00	(0.03)	1.24	1.21	0.00	0.00

Class B
12/31/2005†	$12.44	$(0.05)	$0.71	$0.66	$0.00	$(1.01)

06/30/2005	11.76	(0.08)	1.05	0.97	0.00	(0.29)

06/30/2004	11.13	(0.15)	0.91	0.76	0.00	(0.13)

07/19/2002 - 06/30/2003	10.00	(0.10)	1.23	1.13	0.00	0.00

Class C
12/31/2005†	$12.43	$(0.05)	$0.71	$0.66	$0.00	$(1.01)

06/30/2005	11.76	(0.08)	1.04	0.96	0.00	(0.29)

06/30/2004	11.13	(0.15)	0.91	0.76	0.00	(0.13)

07/19/2002 - 06/30/2003	10.00	(0.10)	1.23	1.13	0.00	0.00

NFJ Dividend Value Fund
Class A
12/31/2005†	$13.71	$0.20	$0.79	$0.99	$(0.25)	$(0.22)

06/30/2005	12.48	0.30	1.37	1.67	(0.29)	(0.15)

06/30/2004	10.47	0.29	2.04	2.33	(0.23)	(0.09)

06/30/2003	11.31	0.30	(0.31)	(0.01)	(0.33)	(0.50)

10/31/2001 - 06/30/2002	11.31	0.19	0.96	1.15	(0.29)	(0.86)

†	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding trustees’ expense is 1.22%.
(c)	Ratio of expenses to average net assets excluding trustees’ expense is 1.97%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 21.70%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 29.64%.
(f)	Ratio of expenses to average net assets excluding trustees’ expense is 1.85%.
(g)	Ratio of expenses to average net assets excluding trustees’ expense is 1.25%.
(h)	Ratio of expenses to average net assets excluding trustees’ expense is 2.00%.
(i)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 11.60%.
(j)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 12.55%.
(k)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 14.72%.

58  Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Tax Basis Return of Capital	Total Distributions	Fund Redemption Fees(a)		Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$0.00	$0.00	$0.00		$24.86	8.28%	$81,280	1.86	%* (f)	(0.79)%*	74%

0.00	0.00	0.00		22.96	14.23	61,076	1.86	(f)	(0.84)	140

0.00	0.00	0.00		20.10	22.11	63,988	1.86	(f)	(1.04)	165

0.00	0.00	0.00		16.46	(3.35)	56,490	1.86	(f)	(1.08)	155

(0.01)	(0.07)	0.00		17.03	(15.65)	69,886	1.86	(f)	(0.72)	168

0.00	(8.80)	0.00		20.27	(6.34)	88,901	1.85		(0.34)	153

$0.00	$0.00	$0.00		$24.87	8.27%	$119,896	1.86	%* (f)	(0.79)%*	74%

0.00	0.00	0.00		22.97	14.22	88,789	1.86	(f)	(0.83)	140

0.00	0.00	0.00		20.11	22.10	79,106	1.86	(f)	(1.04)	165

0.00	0.00	0.00		16.47	(3.29)	69,989	1.86	(f)	(1.09)	155

(0.01)	(0.07)	0.00		17.03	(15.69)	80,865	1.86	(f)	(0.72)	168

0.00	(8.79)	0.00		20.28	(6.36)	102,653	1.85		(0.34)	153

$0.00	$(0.68)	$0.00		$16.42	8.49%	$3,554	1.32	%* (v)	0.77%*	38%

0.00	(0.83)	0.02		15.76	8.77	2,696	1.38	(p)(q)	0.61	150

0.00	(0.46)	0.00		15.24	27.33	1,545	1.40		0.17	145

0.00	(0.22)	0.00		12.36	26.06	36	1.41	* (i)(m)	0.70 *	173

$0.00	$(0.65)	$0.00		$16.05	8.06%	$3,588	2.07	%* (w)	0.03%*	38%

0.00	(0.83)	0.02		15.45	7.99	2,657	2.12	(o)(q)	(0.07)	150

0.00	(0.45)	0.00		15.06	26.39	1,237	2.15		(0.58)	145

0.00	(0.19)	0.00		12.30	25.09	52	2.16	* (j)(n)	(0.19) *	173

$0.00	$(0.65)	$0.00		$16.05	8.06%	$5,369	2.07	%* (w)	0.02%*	38%

0.00	(0.83)	0.02		15.45	7.99	5,155	2.12	(o)(q)	(0.08)	150

0.00	(0.43)	0.00		15.06	26.36	2,107	2.15		(0.60)	145

0.00	(0.20)	0.00		12.29	25.12	103	2.16	* (k)(n)	(0.14)*	173

$0.00	$(1.01)	$0.00		$12.44	5.63%	$837	1.17	%* (s)	0.01%*	67%

0.00	(0.29)	0.00		12.72	8.95	587	1.23	(b)(q)	0.10	274

0.00	(0.13)	0.00		11.94	7.71	481	1.26	(g)	(0.55)	160

0.00	0.00	0.00		11.21	12.10	81	1.25	* (d)	(0.28)*	167

$0.00	$(1.01)	$0.00		$12.09	5.20%	$1,478	1.92	%* (r)	(0.74)%*	67%

0.00	(0.29)	0.00		12.44	8.23	1,400	1.97	(q)(t)	(0.64)	274

0.00	(0.13)	0.00		11.76	6.87	672	2.00		(1.30)	160

0.00	0.00	0.00		11.13	11.30	160	2.00	* (e)	(0.95)*	167

$0.00	$(1.01)	$0.00		$12.08	5.23%	$625	1.92	%* (r)	(0.74)%*	67%

0.00	(0.29)	0.00		12.43	8.15	486	1.98	(q)(c)	(0.66)	274

0.00	(0.13)	0.00		11.76	6.87	357	2.01	(h)	(1.30)	160

0.00	0.00	0.00		11.13	11.30	118	2.00	* (l)	(1.00)*	167

$0.00	$(0.47)	$0.00	(x)	$14.23	7.22%	$508,077	1.10	%* (y)	2.74%*	12%

0.00	(0.44)	0.00		13.71	13.54	268,945	1.17	(q)(s)	2.28	30

0.00	(0.32)	0.00		12.48	22.46	88,569	1.20		2.40	36

0.00	(0.83)	0.00		10.47	0.49	12,878	1.20		3.07	43

0.00	(1.15)	0.00		11.31	10.51	1,637	1.20	*	2.39 *	50

(l)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 27.10%.
(m)	Ratio of expenses to average net assets excluding trustees’ expense is 1.40%.
(n)	Ratio of expenses to average net assets excluding trustees’ expense is 2.15%.
(o)	Ratio of expenses to average net assets excluding trustees’ expense is 2.11%.
(p)	Ratio of expenses to average net assets excluding trustees’ expense is 1.37%.
(q)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(r)	Ratio of expenses to average net assets excluding trustees’ expense is 1.91%.
(s)	Ratio of expenses to average net assets excluding trustees’ expense is 1.16%.
(t)	Ratio of expenses to average net assets excluding trustees’ expense is 1.96%.
(u)	Amount is less than $.01.
(v)	Ratio of expenses to average net assets excluding trustees’ expense is 1.31%.
(w)	Ratio of expenses to average net assets excluding trustees’ expense is 2.06%.
(x)	Redemption fee is less than $.01.
(y)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.09%.

See accompanying notes  |  12.31.05  |  Allianz Funds Semi-Annual Report   59

  Financial Highlights (cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income(a)	Net Realized and Change in Unrealized Gain (Loss) on Investments(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

NFJ Dividend Value Fund (cont.)
Class B
12/31/2005†	$13.58	$0.14	$0.79	$0.93	$(0.16)	$(0.22)

06/30/2005	12.39	0.20	1.35	1.55	(0.21)	(0.15)

06/30/2004	10.41	0.19	2.04	2.23	(0.16)	(0.09)

06/30/2003	11.29	0.23	(0.32)	(0.09)	(0.29)	(0.50)

10/31/2001 - 06/30/2002	11.31	0.13	0.97	1.10	(0.26)	(0.86)

Class C
12/31/2005†	$13.58	$0.14	$0.78	$0.92	$(0.16)	$(0.22)

06/30/2005	12.38	0.20	1.36	1.56	(0.21)	(0.15)

06/30/2004	10.40	0.19	2.04	2.23	(0.16)	(0.09)

06/30/2003	11.28	0.23	(0.31)	(0.08)	(0.30)	(0.50)

10/31/2001 - 06/30/2002	11.31	0.13	0.96	1.09	(0.26)	(0.86)

NFJ Large-Cap Value Fund
Class A
12/31/2005†	$15.97	$0.18	$0.83	$1.01	$(0.17)	$(0.37)

06/30/2005	14.58	0.23	1.94	2.17	(0.20)	(0.59)

06/30/2004	12.22	0.17	2.37	2.54	(0.18)	0.00

07/19/2002 - 06/30/2003	11.07	0.23	1.39	1.62	(0.21)	(0.26)

Class B
12/31/2005†	$15.83	$0.11	$0.84	$0.95	$(0.08)	$(0.37)

06/30/2005	14.49	0.11	1.93	2.04	(0.12)	(0.59)

06/30/2004	12.16	0.07	2.36	2.43	(0.10)	0.00

07/19/2002 - 06/30/2003	11.07	0.14	1.38	1.52	(0.17)	(0.26)

Class C
12/31/2005†	$15.83	$0.11	$0.84	$0.95	$(0.07)	$(0.37)

06/30/2005	14.49	0.11	1.92	2.03	(0.11)	(0.59)

06/30/2004	12.16	0.08	2.35	2.43	(0.10)	0.00

07/19/2002 - 06/30/2003	11.07	0.15	1.38	1.53	(0.18)	(0.26)

NFJ Small-Cap Value Fund
Class A
12/31/2005†	$30.26	$0.27	$1.36	$1.63	$(0.52)	$(2.47)

06/30/2005	27.30	0.52	4.43	4.95	(0.39)	(1.60)

06/30/2004	21.59	0.49	5.72	6.21	(0.27)	(0.23)

06/30/2003	21.51	0.35	(0.01)	0.34	(0.21)	(0.05)

06/30/2002	19.02	0.33	2.27	2.60	(0.11)	0.00

06/30/2001	14.12	0.35	4.90	5.25	(0.35)	0.00

Class B
12/31/2005†	$29.36	$0.14	$1.32	$1.46	$(0.28)	$(2.47)

06/30/2005	26.65	0.29	4.32	4.61	(0.30)	(1.60)

06/30/2004	21.17	0.29	5.61	5.90	(0.19)	(0.23)

06/30/2003	21.19	0.19	(0.01)	0.18	(0.15)	(0.05)

06/30/2002	18.84	0.18	2.23	2.41	(0.06)	0.00

06/30/2001	14.04	0.23	4.87	5.10	(0.30)	0.00

Class C
12/31/2005†	$29.40	$0.14	$1.33	$1.47	$(0.30)	$(2.47)

06/30/2005	26.69	0.29	4.32	4.61	(0.30)	(1.60)

06/30/2004	21.21	0.29	5.61	5.90	(0.19)	(0.23)

06/30/2003	21.23	0.20	(0.02)	0.18	(0.15)	(0.05)

06/30/2002	18.86	0.18	2.24	2.42	(0.05)	0.00

06/30/2001	14.06	0.23	4.87	5.10	(0.30)	0.00

†	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding trustees’ expense is 1.91%.
(c)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(d)	Ratio of expenses to average net assets excluding trustees’ expense is 1.15%.
(e)	Ratio of expenses to average net assets excluding trustees’ expense is 1.88%.
(f)	Ratio of expenses to average net assets excluding trustees’ expense is 1.90%.
(g)	Ratio of expenses to average net assets excluding trustees’ expense is 1.25%.
(h)	Ratio of expenses to average net assets excluding trustees’ expense is 2.00%.

  60  Allianz Funds Semi-Annual Report   |  12.31.05   |   See accompanying notes

Tax Basis Return of Capital	Total Distributions	Fund Redemption Fees(a)		Net Asset Value End of Period		Total Return		Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.38)	$0.00	(j)	$14.13		6.80%		$194,936	1.84	%*(k)	1.98	%*	12%

0.00	(0.36)	0.00		13.58		12.57		122,934	1.92	(c)(b)	1.53		30

0.00	(0.25)	0.00		12.39		21.57		51,301	1.95		1.64		36

0.00	(0.79)	0.00		10.41		(0.27)		8,913	1.95		2.31		43

0.00	(1.12)	0.00		11.29		10.10		1,230	1.95	*	1.68	*	50

$0.00	$(0.38)	$0.00	(j)	$14.12		6.76%		$448,161	1.84	%*(k)	1.98	%*	12%

0.00	(0.36)	0.00		13.58		12.70		270,801	1.92	(c)(b)	1.53		30

0.00	(0.25)	0.00		12.38		21.57		88,221	1.95		1.64		36

0.00	(0.80)	0.00		10.40		(0.26)		17,843	1.95		2.32		43

0.00	(1.12)	0.00		11.28		9.96		2,141	1.95	*	1.68	*	50

$0.00	$(0.54)	$0.00	(j)	$16.44		6.32%		$23,972	1.11	%*(l)	2.11	%*	16%

0.00	(0.79)	0.01		15.97		15.24		17,189	1.16	(c)(d)	1.49		35

0.00	(0.18)	0.00		14.58		20.92		3,723	1.20		1.25		99

0.00	(0.47)	0.00		12.22		14.85		431	1.20	*	2.12	*	54

$0.00	$(0.45)	$0.00	(j)	$16.33		5.96%		$19,681	1.86	%*(m)	1.38	%*	16%

0.00	(0.71)	0.01		15.83		14.37		13,298	1.89	(c)(e)	0.74		35

0.00	(0.10)	0.00		14.49		20.07		2,088	1.95		0.52		99

0.00	(0.43)	0.00		12.16		13.98		263	1.95	*	1.33	*	54

$0.00	$(0.44)	$0.00	(j)	$16.34		5.98%		$23,952	1.86	%*(m)	1.37	%*	16%

0.00	(0.70)	0.01		15.83		14.33		16,576	1.91	(c)(f)	0.73		35

0.00	(0.10)	0.00		14.49		20.05		3,612	1.95		0.56		99

0.00	(0.44)	0.00		12.16		14.02		735	1.95	*	1.39	*	54

$0.00	$(2.99)	$0.00	(j)	$28.90	(n)	5.15	%(n)	$1,679,669	1.25	%*(o)	1.70	%*	19%

0.00	(1.99)	0.00		30.26		18.55		1,566,529	1.26	(g)(i)	1.83		20

0.00	(0.50)	0.00		27.30		29.04		1,177,495	1.26	(g)	1.98		30

0.00	(0.26)	0.00		21.59		1.72		662,081	1.25		1.76		20

0.00	(0.11)	0.00		21.51		13.76		300,091	1.25		1.65		40

0.00	(0.35)	0.00		19.02		37.74		150,151	1.25		2.13		41

$0.00	$(2.75)	$0.00	(j)	$28.07	(n)	4.76	%(n)	$303,984	2.00	%*(p)	0.93	%*	19%

0.00	(1.90)	0.00		29.36		17.66		321,909	2.01	(h)(i)	1.05		20

0.00	(0.42)	0.00		26.65		28.11		328,265	2.01	(h)	1.19		30

0.00	(0.20)	0.00		21.17		0.95		249,479	2.00		0.99		20

0.00	(0.06)	0.00		21.19		12.87		187,693	2.00		0.90		40

0.00	(0.30)	0.00		18.84		36.80		79,803	2.00		1.39		41

$0.00	$(2.77)	$0.00	(j)	$28.10	(n)	4.81	%(n)	$581,957	2.00	%*(p)	0.93	%*	19%

0.00	(1.90)	0.00		29.40		17.64		589,448	2.01	(h)(i)	1.06		20

0.00	(0.42)	0.00		26.69		28.08		563,018	2.01	(h)	1.20		30

0.00	(0.20)	0.00		21.21		0.96		388,065	2.00		1.01		20

0.00	(0.05)	0.00		21.23		12.89		234,129	2.00		0.90		40

0.00	(0.30)	0.00		18.86		36.75		109,519	2.00		1.38		41

(i)

Effective April 1, 2005, the administrative fee is subject to a reduction of 0.025% on assets in excess of $1 billion and an additional 0.025% on assets in excess of $2.5 billion each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D and R shares.

(j)	Redemption fee is less than $.01.
(k)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.83%.
(l)	Ratio of expenses to average net assets excluding trustees’ expense is 1.10%.
(m)	Ratio of expenses to average net assets excluding trustees’ expense is 1.85%.
(n)

Repayments by investment manager increased the end of period net asset value less than $.01 per share and the total return by less than 0.00%. If the investment manager had not made repayments, end of period net asset value and total return would have remained unchanged.

(o)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.23%.
(p)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.98%.

See accompanying notes   |   12.31.05  |   Allianz Funds Semi-Annual Report    61

Financial Highlights (cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Change in Unrealized Gain (Loss) on Investments(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

OCC Core Equity Fund
Class A
12/31/2005†	$10.25	$0.01	$0.41	$0.42	$(0.05)	$(0.13)

03/31/2005† 6/30/2005	10.00	0.02	0.23	0.25	0.00	0.00

Class C
12/31/2005†	$10.23	$(0.03)	$0.41	$0.38	$(0.03)	$(0.13)

03/31/2005† 6/30/2005	10.00	0.00	0.23	0.23	0.00	0.00

OCC Value Fund
Class A
12/31/2005†	$17.25	$0.07	$0.92	$0.99	$(0.17)	$(2.35)

06/30/2005	17.16	0.14	0.48	0.62	(0.07)	(0.46)

06/30/2004	12.71	0.10	4.41	4.51	(0.06)	0.00

06/30/2003	13.75	0.10	(0.56)	(0.46)	0.00	(0.58)

06/30/2002	16.12	0.09	(0.55)	(0.46)	0.00	(1.91)

06/30/2001	11.38	0.13	4.70	4.83	(0.09)	0.00

Class B
12/31/2005†	$16.70	$0.01	$0.88	$0.89	$(0.06)	$(2.35)

06/30/2005	16.69	0.01	0.48	0.49	(0.02)	(0.46)

06/30/2004	12.42	(0.02)	4.31	4.29	(0.02)	0.00

06/30/2003	13.55	0.01	(0.56)	(0.55)	0.00	(0.58)

06/30/2002	16.02	(0.03)	(0.53)	(0.56)	0.00	(1.91)

06/30/2001	11.36	0.02	4.69	4.71	(0.05)	0.00

Class C
12/31/2005†	$16.70	$0.01	$0.88	$0.89	$(0.04)	$(2.35)

06/30/2005	16.70	0.01	0.47	0.48	(0.02)	(0.46)

06/30/2004	12.43	(0.02)	4.31	4.29	(0.02)	0.00

06/30/2003	13.55	0.01	(0.55)	(0.54)	0.00	(0.58)

06/30/2002	16.03	(0.03)	(0.54)	(0.57)	0.00	(1.91)

06/30/2001	11.36	0.02	4.70	4.72	(0.05)	0.00

PEA Equity Premium Strategy Fund
Class A
12/31/2005†	$7.91	$0.01	$0.36	$0.37	$0.00 (v)	$0.00

06/30/2005	7.58	0.07	0.35	0.42	(0.09)	0.00

06/30/2004	6.51	0.08	1.09	1.17	(0.10)	0.00

06/30/2003	6.97	0.08	(0.45)	(0.37)	(0.09)	0.00

06/30/2002	9.20	0.08	(2.27)	(2.19)	(0.04)	0.00

07/31/2000 - 06/30/2001	13.11	0.04	(0.27)	(0.23)	(0.05)	(3.63)

Class B
12/31/2005†	$7.79	$(0.02)	$0.36	$0.34	$0.00 (v)	$0.00

06/30/2005	7.47	0.01	0.35	0.36	(0.04)	0.00

06/30/2004	6.42	0.03	1.07	1.10	(0.05)	0.00

06/30/2003	6.89	0.04	(0.45)	(0.41)	(0.06)	0.00

06/30/2002	9.14	0.02	(2.26)	(2.24)	(0.01)	0.00

07/31/2000 - 06/30/2001	13.11	(0.02)	(0.28)	(0.30)	(0.04)	(3.63)

Class C
12/31/2005†	$7.79	$(0.02)	$0.36	$0.34	$0.00 (v)	$0.00

06/30/2005	7.46	0.01	0.36	0.37	(0.04)	0.00

06/30/2004	6.42	0.03	1.06	1.09	(0.05)	0.00

06/30/2003	6.89	0.04	(0.45)	(0.41)	(0.06)	0.00

06/30/2002	9.13	0.02	(2.25)	(2.23)	(0.01)	0.00

07/31/2000 - 06/30/2001	13.11	(0.01)	(0.29)	(0.30)	(0.05)	(3.63)

†	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding trustees’ expense is 1.10%.
(c)	Ratio of expenses to average net assets excluding trustees’ expense is 1.85%.
(d)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.17%.
(e)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.95%.
(f)	Ratio of expenses to average net assets excluding trustees’ expense is 1.33%.
(g)	Ratio of expenses to average net assets excluding trustees’ expense is 1.35%.
(h)	Ratio of expenses to average net assets excluding trustees’ expense is 2.10%.
(i)	Ratio of expenses to average net assets excluding trustees’ expense is 2.08%.
(j)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(k)

Repayments by the investment manager increased the end of period net asset value per share by $0.01 and total return by 0.05%. If the investment manager had not made repayments, end of period net asset value and total return would have been $17.24 and3.55%, respectively.

(l)

Repayments by the investment manager increased the end of period net asset value per share by $0.01 and total return by 0.04%. If the investment manager had not made repayments, end of period net asset value and total return would have been $16.69 and 2.83%, respectively.

   62   Allianz Funds Semi-Annual Report   |   12.31.05   |   See accompanying notes

Tax Basis Return of Capital	Total Distributions	Fund Redemption Fees(a)		Net Asset Value End of Period		Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.18)	$0.00		$10.49		4.05%	$33	1.11	%*(q)	0.15	%*	48%

0.00	0.00	0.00		10.25		2.50	10	1.14	*(d)	0.74	*	13

$0.00	$(0.16)	$0.00		$10.45		3.72%	$107	1.82	*(r)	(0.59	)*	48%

0.00	0.00	0.00		10.23		2.30	10	1.92	*(e)	(0.04	)*	13

$0.00	$(2.52)	$0.00	(s)	$15.72		5.62%	$747,378	1.10	%*(t)	0.81	%*	34%

0.00	(0.53)	0.00		17.25	(k)	3.60 (k)	930,699	1.11	(b)(i)	0.80		101

0.00	(0.06)	0.00		17.16		35.58	867,400	1.11	(b)	0.61		67

0.00	(0.58)	0.00		12.71		(2.80)	275,622	1.10		0.87		152

0.00	(1.91)	0.00		13.75		(3.72)	226,825	1.10		0.59		190

0.00	(0.09)	0.00		16.12		42.61	46,410	1.10		0.90		204

$0.00	$(2.41)	$0.00	(s)	$15.18		5.22%	$446,878	1.85	%*(u)	0.07	%*	34%

0.00	(0.48)	0.00		16.70	(l)	2.87 (l)	506,068	1.86	(c)(i)	0.05		101

0.00	(0.02)	0.00		16.69		34.55	475,577	1.86	(c)	(0.14)		67

0.00	(0.58)	0.00		12.42		(3.53)	241,311	1.85		0.12		152

0.00	(1.91)	0.00		13.55		(4.41)	202,258	1.85		(0.19)		190

0.00	(0.05)	0.00		16.02		41.50	59,708	1.85		0.15		204

$0.00	$(2.39)	$0.00	(s)	$15.20		5.32%	$601,268	1.85	%*(u)	0.07	%*	34%

0.00	(0.48)	0.00		16.70	(m)	2.82 (m)	728,865	1.86	(c)(i)	0.05		101

0.00	(0.02)	0.00		16.70		34.53	699,047	1.86	(c)	(0.14)		67

0.00	(0.58)	0.00		12.43		(3.45)	315,256	1.85		0.12		152

0.00	(1.91)	0.00		13.55		(4.48)	266,741	1.85		(0.21)		190

0.00	(0.05)	0.00		16.03		41.59	100,166	1.85		0.17		204

$0.00	$0.00	$0.00	(s)	$8.28		4.71%	$23,000	1.27	%*(w)	0.28	%*	77%

0.00	(0.09)	0.00		7.91		5.55 (n)	24,160	1.34	(j)(f)	0.92		24

0.00	(0.10)	0.00		7.58		17.96	25,300	1.36	(g)	1.14		83

0.00	(0.09)	0.00		6.51		(5.17)	23,125	1.36	(g)	1.37		84

0.00	(0.04)	0.00		6.97		(23.85)	16,983	1.36	(g)	1.00		101

0.00	(3.68)	0.00		9.20		(4.47)	12,050	1.35	*	0.49		77

$0.00	$0.00	$0.00	(s)	$8.13		4.49%	$17,767	2.02	%*(x)	(0.47	)%*	77%

0.00	(0.04)	0.00		7.79		4.77 (o)	19,530	2.09	(j)(i)	0.17		24

0.00	(0.05)	0.00		7.47		17.12	23,837	2.11	(h)	0.38		83

0.00	(0.06)	0.00		6.42		(5.88)	17,237	2.11	(h)	0.60		84

0.00	(0.01)	0.00		6.89		(24.51)	14,520	2.10		0.23		101

0.00	(3.67)	0.00		9.14		(5.11)	15,663	2.10	*	(0.21	)*	77

$0.00	$0.00	$0.00	(s)	$8.13		4.36%	$20,142	2.02	%*(x)	(0.47	)%*	77%

0.00	(0.04)	0.00		7.79		4.91 (p)	23,390	2.09	(j)(i)	0.17		24

0.00	(0.05)	0.00		7.46		16.93	28,626	2.11	(h)	0.38		83

0.00	(0.06)	0.00		6.42		(5.85)	23,619	2.11	(h)	0.61		84

0.00	(0.01)	0.00		6.89		(24.40)	17,543	2.10		0.24		101

0.00	(3.68)	0.00		9.13		(5.15)	16,167	2.10	*	(0.17	)*	77

(m)

Repayments by the investment manager increased the end of period net asset value per share by $0.01 and total return by 0.04%. If the investment manager had not made repayments, end of period net asset value and total return would have been $16.69 and 2.78%, respectively.

(n)	Repayments by the investment manager increased the total return by 0.05%. If the investment manager had not made repayments, total return would have been 5.50%.
(o)	Repayments by the investment manager increased the total return by 0.05%. If the investment manager had not made repayments, total return would have been 4.72%.
(p)	Repayments by the investment manager increased the total return by 0.05%. If the investment manager had not made repayments, total return would have been 4.86%.
(q)	Ratio of expenses to average net assets excluding trustees’ expense is 1.10%.
(r)	Ratio of expenses to average net assets excluding trustees’ expense is 1.81%.
(s)	Redemption fee is less than $.01.
(t)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.09%.
(u)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.84%.
(v)	Amount is less than $.01.
(w)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.26%.
(x)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 2.01%.

See accompanying notes   |  12.31.05   |  Allianz Funds Semi-Annual Report   63

Financial Highlights (cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Change in Unrealized Gain (Loss) on Investments(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

PEA Growth Fund
Class A
12/31/2005†	$20.55	$(0.02)	$1.63	$1.61	$0.00	$0.00

06/30/2005	19.94	0.04	0.57	0.61	0.00	0.00

06/30/2004	16.70	(0.06)	3.30	3.24	0.00	0.00

06/30/2003	18.10	(0.03)	(1.37)	(1.40)	0.00	0.00

06/30/2002	24.55	(0.06)	(6.23)	(6.29)	0.00	(0.16)

06/30/2001	38.94	(0.19)	(11.85)	(12.04)	0.00	(2.35)

Class B
12/31/2005†	$17.43	$(0.09)	$1.38	$1.29	$0.00	$0.00

06/30/2005	17.04	(0.09)	0.48	0.39	0.00	0.00

06/30/2004	14.38	(0.17)	2.83	2.66	0.00	0.00

06/30/2003	15.71	(0.13)	(1.20)	(1.33)	0.00	0.00

06/30/2002	21.49	(0.19)	(5.43)	(5.62)	0.00	(0.16)

06/30/2001	34.66	(0.37)	(10.45)	(10.82)	0.00	(2.35)

Class C
12/31/2005†	$17.43	$(0.09)	$1.38	$1.29	$0.00	$0.00

06/30/2005	17.04	(0.09)	0.48	0.39	0.00	0.00

06/30/2004	14.38	(0.17)	2.83	2.66	0.00	0.00

06/30/2003	15.71	(0.13)	(1.20)	(1.33)	0.00	0.00

06/30/2002	21.49	(0.19)	(5.43)	(5.62)	0.00	(0.16)

06/30/2001	34.66	(0.38)	(10.44)	(10.82)	0.00	(2.35)

PEA Opportunity Fund
Class A
12/31/2005†	$22.19	$(0.12)	$1.73	$1.61	$0.00	$0.00

06/30/2005	20.99	(0.22)	1.42	1.20	0.00	0.00

06/30/2004	15.49	(0.19)	5.69	5.50	0.00	0.00

06/30/2003	15.01	(0.13)	0.61	0.48	0.00	0.00

06/30/2002	19.05	(0.17)	(3.87)	(4.04)	0.00	0.00

06/30/2001	31.58	(0.16)	(7.29)	(7.45)	0.00	(5.08)

Class B
12/31/2005†	$17.72	$(0.17)	$1.39	$1.22	$0.00	$0.00

06/30/2005	16.89	(0.30)	1.13	0.83	0.00	0.00

06/30/2004	12.56	(0.28)	4.61	4.33	0.00	0.00

06/30/2003	12.26	(0.19)	0.49	0.30	0.00	0.00

06/30/2002	15.68	(0.24)	(3.18)	(3.42)	0.00	0.00

06/30/2001	27.21	(0.27)	(6.18)	(6.45)	0.00	(5.08)

Class C
12/31/2005†	$17.72	$(0.17)	$1.38	$1.21	$0.00	$0.00

06/30/2005	16.89	(0.30)	1.13	0.83	0.00	0.00

06/30/2004	12.56	(0.27)	4.60	4.33	0.00	0.00

06/30/2003	12.26	(0.19)	0.49	0.30	0.00	0.00

06/30/2002	15.67	(0.24)	(3.17)	(3.41)	0.00	0.00

06/30/2001	27.22	(0.28)	(6.19)	(6.47)	0.00	(5.08)

PEA Target Fund
Class A
12/31/2005†	$17.84	$(0.07)	$1.51	$1.44	$0.00	$0.00

06/30/2005	17.17	(0.12)	0.79	0.67	0.00	0.00

06/30/2004	13.34	(0.12)	3.95	3.83	0.00	0.00

06/30/2003	13.32	(0.08)	0.10	0.02	0.00	0.00

06/30/2002	19.31	(0.11)	(5.88)	(5.99)	0.00	0.00

06/30/2001	31.14	(0.18)	(7.62)	(7.80)	0.00	(4.03)

†	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding trustees’ expense is 1.15%.
(c)	Ratio of expenses to average net assets excluding trustees’ expense is 1.90%.
(d)

Repayments by the investment manager increased the end of period net asset value per share by $0.03 and total return by 0.19%. If the investment manager had not made repayments, end of period net asset value and total return would have been $19.91 and 19.21%, respectively.

(e)

Repayments by the investment manager increased the end of period net asset value per share by $0.03 and total return by 0.13%. If the investment manager had not made repayments, end of period net asset value and total return would have been $20.52 and 2.93%, respectively.

(f)

Repayments by the investment manager increased the end of period net asset value per share by $0.03 and total return by 0.19%. If the investment manager had not made repayments, end of period net asset value and total return would have been $17.01 and 18.31%, respectively.

(g)

Repayments by the investment manager increased the end of period net asset value per share by $0.02 and total return by 0.13%. If the investment manager had not made repayments, end of period net asset value and total return would have been $17.41 and 2.16%, respectively.

(h)	Ratio of expenses to average net assets excluding trustees’ expense is 2.05%.
(i)	Ratio of expenses to average net assets excluding trustees’ expense is 1.30%.
(j)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.30%.
(k)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 2.05%.

  64   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Tax Basis Return of Capital	Total Distributions	Fund Redemption Fees(a)		Net Asset Value End of Period		Total Return		Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$0.00	$0.00	$0.00	(s)	$22.16		7.83%		$85,333	1.16	%*(t)	(0.23	)%*	57%

0.00	0.00	0.00		20.55	(e)	3.06	(e)	85,553	1.16	(b)	0.19		39

0.00	0.00	0.00		19.94	(d)	19.40	(d)	101,505	1.16	(b)	(0.31)		71

0.00	0.00	0.00		16.70		(7.73)		94,428	1.16	(b)	(0.19)		70

0.00	(0.16)	0.00		18.10		(25.73)		136,908	1.16	(b)	(0.27)		76

0.00	(2.35)	0.00		24.55		(32.40)		173,990	1.15		(0.58)		85

$0.00	$0.00	$0.00	(s)	$18.72		7.40%		$36,610	1.91	%*(u)	(0.98	)%*	57%

0.00	0.00	0.00		17.43	(g)	2.29	(g)	41,545	1.91	(c)	(0.56)		39

0.00	0.00	0.00		17.04	(f)	18.50	(f)	57,743	1.91	(c)	(1.05)		71

0.00	0.00	0.00		14.38		(8.47)		65,651	1.91	(c)	(0.94)		70

0.00	(0.16)	0.00		15.71		(26.28)		92,279	1.91	(c)	(1.02)		76

0.00	(2.35)	0.00		21.49		(32.90)		162,382	1.90		(1.33)		85

$0.00	$0.00	$0.00	(s)	$18.72		7.40%		$451,325	1.91	%*(u)	(0.98	)%*	57%

0.00	0.00	0.00		17.43	(g)	2.29	(g)	480,947	1.91	(c)	(0.56)		39

0.00	0.00	0.00		17.04	(f)	18.50	(f)	611,348	1.91	(c)	(1.06)		71

0.00	0.00	0.00		14.38		(8.47)		648,456	1.91	(c)	(0.94)		70

0.00	(0.16)	0.00		15.71		(26.28)		879,605	1.91	(c)	(1.02)		76

0.00	(2.35)	0.00		21.49		(32.91)		1,486,530	1.90		(1.34)		85

$0.00	$0.00	$0.00	(s)	$23.80	(v)	7.21	% (v)	$51,200	1.31	%*(j)	(1.05	)%*	79%

0.00	0.00	0.00		22.19		5.72	(l)	52,118	1.31	(i)	(1.04)		139

0.00	0.00	0.00		20.99		35.51	(m)	60,781	1.31	(j)	(1.00)		184

0.00	0.00	0.00		15.49		3.20		44,297	1.31	(j)	(1.08)		214

0.00	0.00	0.00		15.01		(21.21)		68,403	1.31	(j)	(1.02)		201

0.00	(5.08)	0.00		19.05		(25.68)		92,521	1.30		(0.68)		237

$0.00	$0.00	$0.00	(s)	$18.94	(w)	6.83	%(w)	$17,240	2.06	%*(k)	(1.80	)%*	79%

0.00	0.00	0.00		17.72		4.91	(n)	18,253	2.06	(h)	(1.79)		139

0.00	0.00	0.00		16.89		34.47	(o)	23,073	2.07	(k)	(1.77)		184

0.00	0.00	0.00		12.56		2.45		12,962	2.06	(h)	(1.83)		214

0.00	0.00	0.00		12.26		(21.81)		15,587	2.06	(h)	(1.77)		201

0.00	(5.08)	0.00		15.68		(26.19)		25,988	2.05		(1.42)		237

$0.00	$0.00	$0.00	(s)	$18.93	(w)	6.83	%(w)	$139,051	2.06	%*(k)	(1.85	)%*	79%

0.00	0.00	0.00		17.72		4.91	(n)	145,669	2.06	(h)	(1.79)		139

0.00	0.00	0.00		16.89		34.47	(o)	173,643	2.06	(h)	(1.74)		184

0.00	0.00	0.00		12.56		2.45		142,354	2.06	(h)	(1.83)		214

0.00	0.00	0.00		12.26		(21.76)		164,168	2.06	(h)	(1.77)		201

0.00	(5.08)	0.00		15.67		(26.26)		255,355	2.05		(1.42)		237

$0.00	$0.00	$0.00		$19.28	(x)	8.07	% (x)	$178,396	1.21	%*(p)	(0.75	) %*	63%

0.00	0.00	0.00		17.84		3.90	(q)	186,300	1.21	(p)	(0.70)		103

0.00	0.00	0.00		17.17		28.71	(r)	209,123	1.21	(p)	(0.77)		96

0.00	0.00	0.00		13.34		0.15		148,721	1.21	(p)	(0.71)		105

0.00	0.00	0.00		13.32		(31.02)		198,054	1.21	(p)	(0.67)		114

0.00	(4.03)	0.00		19.31		(27.78)		281,616	1.20		(0.75)		109

(l)	Repayments by the investment manager increased the total return by 0.01%. If the investment manager had not made repayments, total return would have been 5.71%.
(m)	Repayments by the investment manager increased the total return by 0.02%. If the investment manager had not made repayments, total return would have been 35.49%.
(n)	Repayments by the investment manager increased the total return by 0.01%. If the investment manager had not made repayments, total return would have been 4.90%.
(o)	Repayments by the investment manager increased the total return by 0.01%. If the investment manager had not made repayments, total return would have been 34.46%.
(p)	Ratio of expenses to average net assets excluding trustees’ expense is 1.20%.
(q)	Repayments by the investment manager increased the total return by 0.02%. If the investment manager had not made repayments, total return would have been 3.88%.
(r)	Repayments by the investment manager increased the total return by 0.02%. If the investment manager had not made repayments, total return would have been 28.69%.
(s)	Redemption fee is less than $.01.
(t)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.15%.
(u)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.90%.
(v)	Payments from Affiliates increased the end of period net asset value by $.01 per share and the total return by 0.04%.
(w)	Payments from Affiliates increased the end of period net asset value by $0.01 per share and the total return by 0.05%.
(x)	Payments from Affiliates increased the end of period net asset value by $0.01 per share and the total return by 0.05%.

See accompanying notes    |   12.31.05    |  Allianz Funds Semi-Annual Report   65

Financial Highlights (cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Change in Unrealized Gain (Loss) on Investments(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

PEA Target Fund (cont.)
Class B
12/31/2005†	$15.55	$(0.12)	$1.30	$1.18	$0.00	$0.00

06/30/2005	15.07	(0.21)	0.69	0.48	0.00	0.00

06/30/2004	11.80	(0.21)	3.48	3.27	0.00	0.00

06/30/2003	11.86	(0.15)	0.09	(0.06)	0.00	0.00

06/30/2002	17.33	(0.20)	(5.27)	(5.47)	0.00	0.00

06/30/2001	28.60	(0.33)	(6.91)	(7.24)	0.00	(4.03)

Class C
12/31/2005†	$15.54	$(0.12)	$1.31	$1.19	$0.00	$0.00

06/30/2005	15.07	(0.21)	0.68	0.47	0.00	0.00

06/30/2004	11.79	(0.21)	3.49	3.28	0.00	0.00

06/30/2003	11.86	(0.15)	0.08	(0.07)	0.00	0.00

06/30/2002	17.33	(0.20)	(5.27)	(5.47)	0.00	0.00

06/30/2001	28.59	(0.34)	(6.89)	(7.23)	0.00	(4.03)

RCM Large-Cap Growth Fund
Class A
12/31/2005†	$12.68	$(0.01)	$1.23	$1.22	$0.00	$0.00

06/30/2005	12.13	0.02	0.54	0.56	(0.01)	0.00

06/30/2004	10.89	(0.02)	1.29	1.27	(0.03)	0.00

06/30/2003	10.94	0.02	(0.03)	(0.01)	(0.03)	0.00

02/05/2002 - 06/30/2002	12.30	0.00	(1.36)	(1.36)	0.00	0.00

Class B
12/31/2005†	$12.44	$(0.06)	$1.20	$1.14	$0.00	$0.00

06/30/2005	11.98	(0.07)	0.53	0.46	0.00	0.00

06/30/2004	10.80	(0.10)	1.28	1.18	0.00	0.00

06/30/2003	10.91	(0.07)	(0.02)	(0.09)	(0.02)	0.00

02/05/2002 - 06/30/2002	12.30	(0.04)	(1.35)	(1.39)	0.00	0.00

Class C
12/31/2005†	$12.46	$(0.06)	$1.20	$1.14	$0.00	$0.00

06/30/2005	12.00	(0.07)	0.53	0.46	0.00	0.00

06/30/2004	10.82	(0.11)	1.29	1.18	0.00	0.00

06/30/2003	10.90	(0.07)	(0.01)	(0.08)	0.00	0.00

02/05/2002 - 06/30/2002	12.30	(0.04)	(1.36)	(1.40)	0.00	0.00

RCM Mid-Cap Fund
Class A
12/31/2005†	$2.58	$(0.01)	$0.33	$0.32	$0.00	$0.00

06/30/2005	2.48	(0.01)	0.11	0.10	0.00	0.00

06/30/2004	2.04	(0.02)	0.46	0.44	0.00	0.00

06/30/2003	1.99	(0.02)	0.07	0.05	0.00	0.00

02/05/2002 - 06/30/2002	2.28	(0.01)	(0.28)	(0.29)	0.00	0.00

Class B
12/31/2005†	$2.55	$(0.02)	$0.33	$0.31	$0.00	$0.00

06/30/2005	2.47	(0.03)	0.11	0.08	0.00	0.00

06/30/2004	2.04	(0.04)	0.47	0.43	0.00	0.00

06/30/2003	2.00	(0.03)	0.07	0.04	0.00	0.00

02/05/2002 - 06/30/2002	2.28	(0.02)	(0.26)	(0.28)	0.00	0.00

Class C
12/31/2005†	$2.54	$(0.02)	$0.33	$0.31	$0.00	$0.00

06/30/2005	2.47	(0.03)	0.10	0.07	0.00	0.00

06/30/2004	2.04	(0.04)	0.47	0.43	0.00	0.00

06/30/2003	2.00	(0.03)	0.07	0.04	0.00	0.00

02/05/2002 - 06/30/2002	2.28	(0.02)	(0.26)	(0.28)	0.00	0.00

†	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding trustees’ expense is 1.95%.
(c)	Repayments by the investment manager increased the total return by 0.03%. If the investment manager had not made repayments, total return would have been 3.16%.
(d)	Repayments by the investment manager increased the total return by 0.02%. If the investment manager had not made repayments, total return would have been 27.69%.
(e)	Repayments by the investment manager increased the total return by 0.02%. If the investment manager had not made repayments, total return would have been 3.10%.
(f)	Repayments by the investment manager increased the total return by 0.02%. If the investment manager had not made repayments, total return would have been 27.80%.
(g)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(h)	Ratio of expenses to average net assets excluding trustees’ expense is 1.17%.
(i)	Ratio of expenses to average net assets excluding trustees’ expense is 1.20%.
(j)	Ratio of expenses to average net assets excluding trustees’ expense is 1.92%.

66   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Tax Basis Return of Capital	Total Distributions	Fund Redemption Fees(a)		Net Asset Value End of Period		Total Return		Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$0.00	$0.00	$0.00	(o)	$16.73	(p)	7.59	%(p)	$73,129	1.96	%*(q)	(1.50)%*	63%

0.00	0.00	0.00		15.55		3.19	(c)	80,594	1.96	(b)	(1.45)	103

0.00	0.00	0.00		15.07		27.71	(d)	106,709	1.96	(b)	(1.52)	96

0.00	0.00	0.00		11.80		(0.51)		105,896	1.96	(b)	(1.47)	105

0.00	0.00	0.00		11.86		(31.56)		144,815	1.96	(b)	(1.41)	114

0.00	(4.03)	0.00		17.33		(28.34)		246,999	1.95		(1.49)	109

$0.00	$0.00	$0.00	(o)	$16.73	(v)	7.66	%(v)	$461,668	1.96	%*(q)	(1.50)%*	63%

0.00	0.00	0.00		15.54		3.12	(e)	489,743	1.96	(b)	(1.45)	103

0.00	0.00	0.00		15.07		27.82	(f)	600,439	1.96	(b)	(1.52)	96

0.00	0.00	0.00		11.79		(0.59)		538,347	1.96	(b)	(1.46)	105

0.00	0.00	0.00		11.86		(31.56)		685,003	1.96	(b)	(1.41)	114

0.00	(4.03)	0.00		17.33		(28.31)		1,204,807	1.95		(1.50)	109

$0.00	$0.00	$0.00	(o)	$13.90		9.62%		$52,113	1.11	%*(r)	(0.10)%*	37%

0.00	(0.01)	0.00		12.68		4.65		43,387	1.18	(g)(h)	0.17	118

0.00	(0.03)	0.00		12.13		11.66		37,102	1.21	(i)	(0.13)	82

(0.01)	(0.04)	0.00		10.89		(0.05)		19,560	1.20		0.15	25

0.00	0.00	0.00		10.94		(11.06)		681	1.20	*	(0.01)*	36

$0.00	$0.00	$0.00	(o)	$13.58		9.17%		$10,449	1.86	%*(s)	(0.85)%*	37%

0.00	0.00	0.00		12.44		3.84		8,357	1.93	(g)(j)	(0.59)	118

0.00	0.00	0.00		11.98		10.94		8,381	1.96	(b)	(0.89)	82

0.00	(0.02)	0.00		10.80		(0.84)		4,384	1.95		(0.64)	25

0.00	0.00	0.00		10.91		(11.30)		161	1.95	*	(0.91)*	36

$0.00	$0.00	$0.00	(o)	$13.60		9.15%		$9,962	1.86	%*(s)	(0.85)%*	37%

0.00	0.00	0.00		12.46		3.83		7,857	1.93	(g)(j)	(0.59)	118

0.00	0.00	0.00		12.00		10.93		7,821	1.96	(b)	(0.91)	82

0.00	0.00	0.00		10.82		(0.73)		3,699	1.95		(0.68)	25

0.00	0.00	0.00		10.90		(11.38)		105	1.95	*	(0.92)*	36

$0.00	$0.00	$0.00		$2.90		12.40%		$3,883	1.14	%*(t)	(0.61)%*	81%

0.00	0.00	0.00		2.58		4.03		3,336	1.22	(g)(k)	(0.59)	147

0.00	0.00	0.00		2.48		21.57		2,836	1.23	(l)	(0.78)	145

0.00	0.00	0.00		2.04		2.51		847	1.23	(l)	(0.85)	132

0.00	0.00	0.00		1.99		(12.72)		124	1.22	*	(1.01)*	142

$0.00	$0.00	$0.00		$2.86		12.16%		$2,259	1.88	%*(u)	(1.35)%*	81%

0.00	0.00	0.00		2.55		3.24		1,642	1.98	(g)(m)	(1.35)	147

0.00	0.00	0.00		2.47		21.08		2,083	1.98	(n)	(1.51)	145

0.00	0.00	0.00		2.04		2.00		378	1.98	(n)	(1.58)	132

0.00	0.00	0.00		2.00		(12.28)		9	1.97	*	(1.81)*	142

$0.00	$0.00	$0.00		$2.85		12.20%		$3,455	1.88	%*(u)	(1.34)%*	81%

0.00	0.00	0.00		2.54		2.83		2,335	1.98	(g)(m)	(1.35)	147

0.00	0.00	0.00		2.47		21.08		2,627	1.98	(n)	(1.53)	145

0.00	0.00	0.00		2.04		2.00		775	1.98	(n)	(1.60)	132

0.00	0.00	0.00		2.00		(12.28)		40	1.97	*	(1.80)*	142

(k)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.19%.
(l)	Ratio of expenses to average net assets excluding trustees’ expense is 1.22%.
(m)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.95%.
(n)	Ratio of expenses to average net assets excluding trustees’ expense is 1.97%.
(o)	Redemption fee is less than $.01.
(p)

Payments from Affiliates increased the end of period net asset value by $.01 per share and the total return by 0.07%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $16.72 and 7.52%, respectively.

(q)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.94%.
(r)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.10%.
(s)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.85%.
(t)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.12%.
(u)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.87%.
(v)

Repayments from Affiliates increased the end of period net asset value by $0.01 per share and the total return by 0.07%. If the Affiliates had not made repayments, the end of period net asset value and total return would have been $16.72 and 7.59%, respectively

See accompanying notes  |  12.31.05  |  Allianz Funds Semi-Annual Report   67

Financial Highlights (cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Change in Unrealized Gain (Loss) on Investments(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

RCM Targeted Core Growth Fund
Class A
12/31/2005†	$10.75	$(0.02)	$1.27	$1.25	$0.00	$0.00

06/30/2005	10.76	0.01	(0.02)	(0.01)	0.00	0.00

06/30/2004	9.45	(0.03)	1.34	1.31	0.00	0.00

06/30/2003	9.44	(0.01)	0.02	0.01	0.00	0.00

02/05/2002 - 06/30/2002	10.36	(0.01)	(0.91)	(0.92)	0.00	0.00

Class B
12/31/2005†	$10.48	$(0.06)	$1.23	$1.17	$0.00	$0.00

06/30/2005	10.57	(0.07)	(0.02)	(0.09)	0.00	0.00

06/30/2004	9.35	(0.10)	1.32	1.22	0.00	0.00

06/30/2003	9.42	(0.07)	0.00	(0.07)	0.00	0.00

02/05/2002 - 06/30/2002	10.36	(0.04)	(0.90)	(0.94)	0.00	0.00

Class C
12/31/2005†	$10.49	$(0.06)	$1.23	$1.17	$0.00	$0.00

06/30/2005	10.58	(0.07)	(0.02)	(0.09)	0.00	0.00

06/30/2004	9.35	(0.10)	1.33	1.23	0.00	0.00

06/30/2003	9.42	(0.08)	0.01	(0.07)	0.00	0.00

02/05/2002 - 06/30/2002	10.36	(0.04)	(0.90)	(0.94)	0.00	0.00

†	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding trustees’ expense is 2.10%.
(c)	Ratio of expenses to average net assets excluding trustees’ expense is 1.35%.

68   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Tax Basis Return of Capital	Total Distributions	Fund Redemption Fees(a)	Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$0.00	$0.00	$0.00	$12.00	11.63%	$7,758	1.28	%* (g)	(0.32)%*	30%

0.00	0.00	0.00	10.75	(0.09)	12,063	1.34	(d)(e)	0.07	56

0.00	0.00	0.00	10.76	13.86	12,645	1.36	(c)	(0.26)	92

0.00	0.00	0.00	9.45	0.11	2,875	1.35		(0.10)	74

0.00	0.00	0.00	9.44	(8.88)	262	1.35	*	(0.31)*	68

$0.00	$0.00	$0.00	$11.65	11.16%	$5,036	2.03	%* (h)	(1.06)*%	30%

0.00	0.00	0.00	10.48	(0.85)	5,107	2.09	(d)(f)	(0.67)	56

0.00	0.00	0.00	10.57	13.05	7,310	2.11	(b)	(1.00)	92

0.00	0.00	0.00	9.35	(0.74)	1,442	2.10		(0.84)	74

0.00	0.00	0.00	9.42	(9.07)	14	2.10	*	(0.92)*	68

$0.00	$0.00	$0.00	$11.66	11.15%	$7,288	2.03	%* (h)	(1.06)%*	30%

0.00	0.00	0.00	10.49	(0.85)	7,498	2.09	(d)(f)	(0.67)	56

0.00	0.00	0.00	10.58	13.16	9,758	2.10		(0.99)	92

0.00	0.00	0.00	9.35	(0.74)	614	2.10		(0.85)	74

0.00	0.00	0.00	9.42	(9.07)	9	2.10	*	(0.92)*	68

(d)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(e)	Ratio of expenses to average net assets excluding trustees’ expense is 1.33%.
(f)	Ratio of expenses to average net assets excluding trustees’ expense is 2.08%.
(g)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.26%.
(h)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 2.01%.

See accompanying notes   |  12.31.05  |  Allianz Funds Semi-Annual Report   69

Notes to Financial Statements  (unaudited)
 December 31, 2005

1. Organization
Allianz Funds (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Massachusetts business trust. The Trust currently consists of thirty-two separate investment funds (the “Funds”). The Trust may offer up to seven classes of shares: Institutional, Administrative, A, B, C, D and R. Information presented in these financial statements pertains to the A, B and C Classes (the “Retail Classes”) of the Trust. Certain detailed financial information for the Institutional, Administrative, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

          Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

          Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open, or if no sales are reported, as is the case for most securities traded over-the counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The market value for NASDAQ National Market and SmallCap securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price.

          The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Fund’s NAV is calculated. With respect to certain foreign securities, the Funds may fair value securities using modeling tools provided by third-party vendors. The Funds retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the AMM Asset Allocation, NFJ Dividend Value, NFJ Large-Cap Value and PEA Premium Equity Strategy Funds, are declared and distributed to shareholders annually. Dividends from net investment income, if any, of the AMM Asset Allocation, NFJ Dividend Value, NFJ Large-Cap Value and PEA Equity Premium Strategy Funds, are declared and distributed to shareholders quarterly. Net long-term capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

          Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

          Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multi-Class Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income, non-class specific expenses, and realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net

70   Allianz Funds Semi-Annual Report  |  12.31.05

realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Funds are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Foreign Taxes on Dividends. Dividend income in the Statements of Operations is shown net of foreign taxes withheld on dividends from foreign securities. Foreign taxes withheld were as follows: NACM Flex-Cap Value Fund — $716; NACM Growth Fund — $13; NFJ Dividend Value Fund — $38,105; NFJ Small-Cap Value Fund — $97,131; OCC Core Equity Fund — $104; OCC Value Fund — $87,385; PEA Equity Premium Strategy Fund — $4,296; PEA Growth Fund — $30,704; RCM Large-Cap Growth Fund — $2,280; and RCM Mid-Cap Fund — $547.

Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment adviser) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts, and believe the risk of loss to be remote.

Options Contracts. Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

          Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Securities Lending. Each Fund, except the AMM Asset Allocation Fund, may engage in securities lending. The loans are secured by collateral at least equal, at all times, to the market value of the loaned securities. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Security lending income is disclosed as such in the Statements of Operations. Income generated from the investment of cash collateral, less negotiated rebate fees paid to borrowers and transaction costs, is divided between the Fund and Dresdner Bank AG, an affiliate. The amount paid to Dresdner Bank AG for the period ended December 31, 2005 was $481,587. Cash collateral received for securities on loan is invested in securities identified in the Schedule of Investments and the corresponding liability is recognized as such in the Statements of Assets and Liabilities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders’, administration and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Fund also bears the risk of loss in the event the securities purchased with cash collateral depreciate in value. Dresdner Bank AG, a direct subsidiary to Allianz AG, is the securities lending agent for the Trust.

12.31.05  |  Allianz Funds Semi-Annual Report   71

Notes to Financial Statements (unaudited) (cont.)
 December 31, 2005

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Allianz Global Investors Fund Management LLC (“AGIFM”) is an indirect subsidiary of Allianz Global Investors of America L.P. and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at the annual rate as noted in the table below.

          Each of the Funds also has a sub-advisor, which under supervision of AGIFM, directs the investments of the Fund’s assets. The advisory fees received by the Adviser are paid all or in part to the sub-advisors in accordance with the portfolio management agreements.

          The AMM Asset Allocation Fund does not pay any fees to the Adviser under the Trust’s investment advisory contract in return for the advisory and asset allocation services provided by the Adviser. The Fund does, however, indirectly pay its proportionate share of the advisory fees paid to the Adviser and Pacific Investment Management Company (PIMCO), an affiliate, by the Underlying Funds in which it invests.

Administration Fee. The Adviser provides administrative services to the Trust for which it receives from each Fund a monthly administration fee. The Administration Fee for all classes is charged at an annual rate as noted in the following table:

	Investment Advisory Fee	Administration Fee*

	All Classes	Inst’l Class(1)		Admin. Class(1)		Class A, B and C(2)		Class D(2)		Class R(2)

AMM Asset Allocation Fund	0.00%	0.15	%(3)	N/A		0.40%		N/A		N/A
CCM Capital Appreciation Fund	0.45%	0.25%		0.25%		0.40%		0.40%		0.40%
CCM Mid-Cap Fund	0.45%	0.25%		0.25%		0.40%		0.40%		0.40%
NACM Flex-Cap Value Fund	0.65%	0.25%		0.25%		0.40%		0.40%		N/A
NACM Growth Fund	0.50%	0.25%		0.25%		0.40%		0.40%		N/A
NFJ Dividend Value Fund	0.45%	0.25%		0.25%		0.40%		0.40%		0.40%
NFJ Large-Cap Value Fund	0.45%	0.25%		N/A		0.40%		0.40%		N/A
NFJ Small-Cap Value Fund	0.60%	0.25	%(4)	0.25	%(4)	0.40	%(5)	0.40	%(5)	0.40	%(5)
OCC Core Equity Fund	0.45%	0.25%		N/A		0.40%		0.40%		N/A
OCC Value Fund	0.45%	0.25	%(4)	0.25	%(4)	0.40	%(5)	0.40	%(5)	0.40	%(5)
PEA Equity Premium Strategy Fund	0.60%	0.25%		0.25%		0.40%		0.40%		0.40%
PEA Growth Fund	0.50%	0.25%		0.25%		0.40%		0.40%		0.40%
PEA Opportunity Fund	0.65%	0.25%		0.25%		0.40%		N/A		N/A
PEA Target Fund	0.55%	0.25%		0.25%		0.40%		0.40%		N/A
RCM Large-Cap Growth Fund	0.45%	0.25%		0.25%		0.40%		0.40%		0.40%
RCM Mid-Cap Fund	0.47%	0.25%		0.25%		0.40%		0.40%		0.40%
RCM Targeted Core Growth Fund	0.60%	0.25%		N/A		0.40%		0.40%		N/A

(1)

Effective January 1, 2006 the Administrative Fee rate for Inst’l and Admin Classes is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $500 million, and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion.

(2)

The Administrative Fee rate for Classes A, B, C, D, R is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $500 million, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $5 billion, each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D, and R shares.

(3)

The Adviser has voluntarily undertaken to waive a portion of the administration fees it is entitled to receive for Institutional Class shares of the AMM Asset Allocation Fund until further notice. As a result, while the waiver is in effect, the Fund will pay Administration fees to the Adviser at the rate of 0.10%, and the reduction in the Administrative Fee rate for Inst’l and Admin Classes outlined in footnote 1 (above) will not reduce the Fund’s Administrative Fee below 0.10%.

(4)

Effective January 1, 2006 the Administrative Fee rate for NFJ Small-Cap Value Fund and the OCC Value Fund Inst’l and Admin Classes is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion.

(5)

The Administrative Fee rate for NFJ Small-Cap Value Fund and the OCC Value Fund Classes A, B, C, D, R is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion, an additional 0.05% to the extent the aggregate average daily net assets of the Fund exceed $5 billion and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $7.5 billion, each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D, and R shares.

*

Effective January 1, 2006, to the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.

Redemption Fees. Investors in the Funds will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged (based on the total redemption proceed after any applicable deferred sales charges). Redemption Fees will only be charged on shares redeemed or exchanged within 7 days of their acquisition (i.e., beginning on the 8th day after their acquisition, such shares will no longer be subject to the Redemption Fee), including shares acquired through exchanges. The Redemption Fees discussed above are effective for shares acquired (including shares acquired through exchange) on or after November 1, 2005. For shares acquired prior to November 1, 2005, the holding period for redemptions was 60 days.

          In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the

72   Allianz Funds Semi-Annual Report  |  12.31.05

amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

          A new 7 day time period begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 5 days after the purchase of the Fund A shares, followed in 5 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange).

          Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by the Adviser, the Fund’s Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

          The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices, and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs.

Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (“AGID”) and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class shares, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of December 31, 2005.

          Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee (%)	Servicing Fee (%)

Class A
All Funds	—	0.25
Class B
All Funds	0.75	0.25
Class C
All Funds	0.75	0.25
Class D
All Funds	—	0.25
Class R
All Funds	0.25	0.25

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, B and C shares. For the period ended December 31, 2005, AGID received $501,494 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of AGIFM or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of AGIFM or the Trust, and any counsel or other experts retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the estimated annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

          AGIFM has agreed to waive a portion of the Funds’ advisory fees and administration fees to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to class):

	Institutional	Administrative
	Class	Class	Class A	Class B	Class C

NACM Flex-Cap
Value Fund	0.96%	1.21%	1.41%	2.16%	2.16%
NACM Growth Fund	0.80%	1.05%	1.25%	2.00%	2.00%

12.31.05  |  Allianz Funds Semi-Annual Report   73

Notes to Financial Statements (unaudited) (cont.)
 December 31, 2005

AGIFM may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent that the Funds’ annualized total portfolio operation expenses plus the amount so reimbursed does not exceed the operating limitation, are as follows (amounts in thousands):

	6/30/2003	6/30/2004	6/30/2005	Six Months Ended 12/31/2005

NACM Flex-Cap Value Fund	$84	$0	$0	$2
NACM Growth Fund	84	0	0	—	(1)

(1)	Amounts less than a thousand.

          Trustees, other than those affiliated with Allianz, Allianz Global Investors of America L.P. (“Allianz”), a Sub-Adviser, or Pacific Investment Management LLC (“Pacific Investment Management Company”), receive a quarterly retainer of $20,000 ($40,000 for the Chairman), plus $3,000 for each Board of Trustees meeting attended in person and $1,000 for each meeting attended telephonically. Each member of a Committee (other than the Valuation Committee) receives a $10,000 annual retainer per Committee. Each Committee Chairman (other than the Chairman of the Valuation Committee) receives an additional annual retainer of $3,000. In addition, the Chairman of the Board has the authority to cause the Funds to incur costs of up to $20,000 for any staff or other expenses the Chairman believes are required to support the position. If in the judgment of the Independent Trustees, it is necessary or appropriate for any Independent Trustee, including the Chairman, to perform services in connection with (i) extraordinary Fund activities or circumstances or actual or threatened litigation or (ii) an investigation of a regulatory or investment matter, the Trustee shall be compensated for such services at the rate of $2,500 per day plus reimbursement of reasonable expenses.

          Trustees do not currently receive any pension or retirement benefits from the Trust or the Fund Complex, although certain former Trustees may receive compensation for providing advisory and consulting services to the Board of Trustees. The Trust has adopted a deferred compensation plan for the Trustees, which went into place during 1996, which permits the Trustees to defer their receipt of compensation from the Trust, at their election, in accordance with the terms of the plan. Under the plan, each Trustee may elect not to receive fees from the Trust on a current basis but to receive in a subsequent period an amount equal to the value of such fees if they had been invested in a Fund or Funds selected by the Trustees on the normal payment dates for such fees. As a result of this arrangement, the Trust, upon making the deferred payments, will be in substantially the same financial position as if the deferred fees had been paid on the normal payment dates and immediately reinvested in shares of the Fund(s) selected by the Trustees.

4. Purchases and Sales of Securities
The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

          Purchases and sales of the non-U.S. Government/Agency securities (excluding short-term investments) for the period ended December 31, 2005, were as follows (amounts in thousands):

	Purchases	Sales

AMM Asset Allocation Fund	$16,853	$10,319
CCM Capital Appreciation Fund	951,119	755,103
CCM Mid-Cap Fund	1,042,822	802,283
NACM Flex-Cap Value Fund	15,847	15,149
NACM Growth Fund	2,660	2,559
NFJ Dividend Value Fund	561,701	98,362
NFJ Large-Cap Value Fund	27,608	10,103
NFJ Small-Cap Value Fund	826,502	673,854
OCC Core Equity Fund	1,544	1,463
OCC Value Fund	819,199	1,428,238
PEA Growth Fund	336,688	413,156
PEA Equity Premium Strategy Fund	54,372	66,372
PEA Opportunity Fund	199,920	231,530
PEA Target Fund	491,267	613,278
RCM Large-Cap Growth Fund	191,775	192,536
RCM Mid-Cap Fund	101,826	105,472
RCM Targeted Core Growth Fund	8,424	17,162

5. Transactions in Options Written
Transactions in options written were as follows (amounts in thousands):

	PEA Growth Fund	PEA Equity Premium Strategy Fund

	Premium

Balance at 6/30/2005	$648	$9
Sales	106	1,131
Closing Buys	(721)	(221)
Expirations	0	(251)
Exercises	(33)	(94)

Balance at 12/31/2005	$0	$574

6. Underlying Funds
The AMM Asset Allocation Fund invests all of its assets in underlying Funds. Accordingly, the Fund’s investment performance depends upon a favorable allocation among the underlying Funds as well as the ability of the underlying Funds to achieve their objectives. There can be no assurance that the investment objective of any underlying Fund will be achieved.

          The Adviser serves as investment adviser for each of the underlying stock Funds, except that its affiliate is the sole investment adviser to PIMCO StocksPLUS Fund. The Adviser retains sub-advisory firms to manage the portfolios of other underlying stock Funds. These firms include Cadence Capital Management LLC, RCM Capital Management LLC, NFJ Investment Group L.P. and PEA Capital LLC. Each sub-advisory firm, with the exception of Cadence Capital Management LLC, is an affiliate of the Adviser and PIMCO. PIMCO is the sole investment adviser to each of the underlying bond Funds.

74   Allianz Funds Semi-Annual Report  |  12.31.05

7. Risk Factors of the AMM Asset Allocation Fund
 Investing in the underlying Funds through the AMM Asset Allocation Fund (the “Fund”) involves certain additional expenses and tax results that would not be present in a direct investment in the underlying Funds. Under certain circumstances, an underlying Fund may pay a redemption request by the AMM Asset Allocation Fund wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Fund may hold securities distributed by an underlying Fund until the Adviser determines that it is appropriate to dispose of such securities.

          Each of the underlying Funds may invest in certain specified derivative securities, including: interest rate swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain of the underlying Funds may invest in restricted securities; instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers. These underlying Funds also may engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain of the underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts, foreign derivative securities including futures contracts, options, interest rate and currency swap transactions, and various other investment vehicles, each with inherent risks.

          The officers and directors of the Trust also serve as officers and directors/trustees of the underlying Funds. Conflicts may arise as these individuals seek to fulfill their fiduciary responsibilities to both the Fund and underlying Funds.

8. Federal Income Tax Matters
As of December 31, 2005, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation )	Net Unrealized Appreciation (Depreciation	) (1)

AMM Asset Allocation Fund	$232,330	$24,520	$(1,855)	$22,665
CCM Capital Appreciation Fund	1,296,288	151,387	(8,151)	143,236
CCM Mid-Cap Fund	1,326,164	160,420	(14,658)	145,762
NACM Flex-Cap Value Fund	45,611	2,657	(882)	1,775
NACM Growth Fund	3,771	303	(92)	211
NFJ Dividend Value Fund	1,450,629	113,485	(19,583)	93,902
NFJ Large-Cap Value Fund	78,695	5,264	(1,894)	3,370
NFJ Small-Cap Value Fund	3,835,759	755,058	(120,886)	634,172
OCC Core Equity Fund	3,140	227	(72)	155
OCC Value Fund	2,264,804	152,624	(32,936)	119,688
PEA Equity Premium Strategy Fund	67,488	6,094	(1,375)	4,719
PEA Growth Fund	544,349	106,301	(7,478)	98,823
PEA Opportunity Fund	267,972	36,778	(6,053)	30,725
PEA Target Fund	802,885	141,719	(12,356)	129,363
RCM Large-Cap Growth Fund	523,424	89,576	(5,627)	83,949
RCM Mid-Cap Fund	133,058	16,229	(1,417)	14,812
RCM Targeted Core Growth Fund	22,059	6,779	(21)	6,758

(1)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to return of capital adjustments from real estate investment trust, tax straddle deferrals, and wash sale loss deferrals for federal income tax purposes.

12.31.05  |  Allianz Funds Semi-Annual Report   75

Notes to Financial Statements (unaudited) (cont.)
 December 31, 2005

9. Shares of Beneficial Interest
 The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	AMM Asset Allocation Fund				CCM Capital Appreciation Fund				CCM Mid-Cap Fund

	Six Months Ended 12/31/2005		Year Ended 06/30/2005		Six Months Ended 12/31/2005		Year Ended 06/30/2005		Six Months Ended 12/31/2005		Year Ended 06/30/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Class A	732	$8,376	2,226	$24,071	3,878	$72,418	7,143	$123,778	3,889	$100,934	3,814	$87,371

Class B	578	6,580	1,850	19,895	699	12,329	919	14,920	1,103	26,736	630	13,622

Class C	1,212	13,762	3,672	39,396	1,178	20,833	1,586	25,523	1,327	32,206	813	17,654

Other Classes	13	154	74	804	12,089	228,381	6,983	120,717	10,919	289,394	10,045	234,703

Issued in reinvestment of distributions
Class A	60	697	73	806	3	51	28	485	0	0	0	0

Class B	54	628	69	750	0	0	3	44	0	0	0	0

Class C	106	1,227	128	1,407	0	0	5	84	0	0	0	0

Other Classes	1	14	2	25	53	1,047	143	2,559	0	0	0	0

Cost of shares redeemed
Class A	(620)	(7,071)	(1,321)	(14,389)	(3,657)	(67,770)	(2,719)	(45,756)	(1,477)	(38,086)	(2,061)	(46,154)

Class B	(705)	(7,992)	(1,339)	(14,352)	(644)	(11,252)	(1,514)	(24,150)	(494)	(11,911)	(1,153)	(24,403)

Class C	(1,256)	(14,216)	(2,374)	(25,398)	(610)	(10,722)	(1,567)	(24,924)	(371)	(9,011)	(882)	(18,429)

Other Classes	(29)	(336)	(181)	(2,008)	(3,116)	(59,030)	(8,243)	(139,261)	(6,128)	(161,306)	(6,957)	(152,838)

Net increase (decrease) resulting from Fund share transactions	146	$1,823	2,879	$31,007	9,873	$186,285	2,767	$54,019	8,768	$228,956	4,249	$111,526

	NACM Flex-Cap Value Fund				NACM Growth				NFJ Dividend Value Fund

	Six Months Ended 12/31/2005		Year Ended 06/30/2005		Six Months Ended 12/31/2005		Year Ended 06/30/2005		Six Months Ended 12/31/2005		Year Ended 06/30/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Class A	94	$1,566	208	$3,335	19	$251	35	$443	17,407	$246,463	14,087	$186,142

Class B	84	1,360	152	2,390	26	329	67	820	5,227	73,430	5,821	76,482

Class C	73	1,179	276	4,323	15	194	27	322	12,619	177,076	14,089	184,768

Other Classes	210	3,497	1,843	29,802	0	0	0	0	5,395	77,549	4,343	57,978

Issued in reinvestment of distributions
Class A	8	126	5	75	5	55	1	7	769	11,032	299	3,980

Class B	7	106	3	52	6	81	1	17	237	3,362	103	1,365

Class C	11	174	9	137	3	35	0	5	549	7,805	224	2,958

Other Classes	79	1,318	5	89	6	81	2	28	429	6,182	255	3,410

Cost of shares redeemed
Class A	(57)	(928)	(143)	(2,228)	(2)	(29)	(30)	(356)	(2,081)	(29,496)	(1,862)	(24,425)

Class B	(39)	(636)	(65)	(981)	(23)	(289)	(12)	(144)	(721)	(10,118)	(1,016)	(13,041)

Class C	(84)	(1,347)	(91)	(1,393)	(5)	(69)	(18)	(208)	(1,377)	(19,274)	(1,492)	(19,404)

Other Classes	(204)	(3,426)	(105)	(1,709)	(20)	(265)	(5)	(65)	(1,210)	(17,347)	(877)	(11,653)

Net increase (decrease) resulting from Fund share transactions	182	$2,989	2,097	$33,892	30	$374	68	$869	37,243	$526,664	33,974	$448,560

76   Allianz Funds Semi-Annual Report  |  12.31.05

	NFJ Large-Cap Value Fund				NFJ Small-Cap Value Fund				OCC Core Equity Fund

	Six Months Ended 12/31/2005		Year Ended 06/30/2005		Six Months Ended 12/31/2005		Year Ended 06/30/2005		Six Months Ended 12/31/2005		Year Ended 06/30/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Class A	560	$9,237	906	$14,207	9,001	$281,336	19,978	$567,522	2	$22	1	$10

Class B	511	8,353	747	11,625	350	10,492	716	19,923	0	0	0	0

Class C	630	10,297	962	14,896	1,040	31,039	1,865	51,805	10	111	1	10

Other Classes	111	1,844	291	4,529	8,688	276,169	18,795	542,203	0	0	298	2,980

Issued in reinvestment of distributions
Class A	35	586	16	255	4,346	130,352	2,489	71,995	0	0	0	0

Class B	24	389	9	133	767	22,229	616	17,327	0	0	0	0

Class C	26	434	12	182	1,234	35,812	896	25,236	1	1	0	0

Other Classes	19	314	17	265	3,584	109,073	1,421	41,694	5	52	0	0

Cost of shares redeemed
Class A	(213)	(3,514)	(101)	(1,560)	(7,004)	(218,821)	(13,827)	(391,515)	0	0	0	0

Class B	(169)	(2,769)	(60)	(913)	(1,253)	(38,053)	(2,685)	(74,055)	0	0	0	0

Class C	(238)	(3,889)	(176)	(2,666)	(1,613)	(49,010)	(3,809)	(104,791)	(2)	(15)	0	0

Other Classes	(70)	(1,159)	(43)	(661)	(3,830)	(120,565)	(4,219)	(120,566)	0	0	0	0

Net increase (decrease) resulting from Fund share transactions	1,226	$20,123	2,580	$40,292	15,310	$470,053	22,236	$646,778	16	$171	300	$3,000

	OCC Value Fund				PEA Equity Premium Strategy Fund				PEA Growth Fund

	Six Months Ended 12/31/2005		Year Ended 06/30/2005		Six Months Ended 12/31/2005		Year Ended 06/30/2005		Six Months Ended 12/31/2005		Year Ended 06/30/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Class A	3,469	$59,889	33,843	$577,465	303	$2,458	702	$5,465	305	$6,522	599	$11,733

Class B	897	14,570	8,188	135,529	85	679	307	2,340	83	1,501	193	3,242

Class C	2,144	34,834	18,039	298,841	75	600	346	2,627	207	3,778	473	7,962

Other Classes	1,595	28,007	30,973	530,611	45	362	144	1,118	18	359	101	1,805

Issued in reinvestment of distributions
Class A	5,851	93,392	1,672	29,367	1	7	29	228	0	0	0	0

Class B	3,377	51,759	736	12,514	0	0	10	79	0	0	0	0

Class C	4,297	65,910	1,072	18,238	0	0	13	98	0	0	0	0

Other Classes	3,341	53,650	1,289	22,767	0	3	11	91	0	0	0	0

Cost of shares redeemed
Class A	(15,739)	(274,872)	(32,120)	(547,607)	(582)	(4,717)	(1,016)	(7,856)	(616)	(13,221)	(1,528)	(30,186)

Class B	(5,144)	(86,654)	(7,107)	(117,334)	(407)	(3,252)	(1,002)	(7,595)	(511)	(9,234)	(1,198)	(20,105)

Class C	(10,532)	(177,123)	(17,334)	(286,585)	(600)	(4,776)	(1,191)	(9,020)	(3,691)	(67,190)	(8,765)	(147,490)

Other Classes	(11,359)	(197,855)	(36,224)	(624,503)	(278)	(2,295)	(386)	(3,006)	(120)	(2,423)	(118)	(2,089)

Net increase (decrease) resulting from Fund share transactions	(17,803)	$(334,493)	3,027	$49,303	(1,358)	$(10,931)	(2,033)	$(15,431)	(4,325)	$(79,908)	(10,243)	$(175,128)

12.31.05  |  Allianz Funds Semi-Annual Report   77

Notes to Financial Statements (unaudited) (cont.)
December 31, 2005

	PEA Opportunity Fund				PEA Target				RCM Large Cap Growth Fund

	Six Months Ended 12/31/2005		Year Ended 06/30/2005		Six Months Ended 12/31/2005		Year Ended 06/30/2005		Six Months Ended 12/31/2005		Year Ended 06/30/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Class A	137	$3,178	323	$6,672	604	$11,261	2,041	$34,402	1,119	$14,999	1,727	$20,904

Class B	74	1,369	118	1,943	72	1,187	186	2,759	208	2,768	136	1,616

Class C	147	2,726	237	3,942	192	3,138	754	11,164	169	2,241	165	1,970

Other Classes	111	2,219	561	9,948	20	373	306	5,359	3,756	50,569	11,395	140,828

Issued in reinvestment of distributions
Class A	0	0	0	0	0	0	0	0	0	0	4	46

Class B	0	0	0	0	0	0	0	0	0	0	0	0

Class C	0	0	0	0	0	0	0	0	0	0	0	0

Other Classes	0	0	0	0	0	0	0	0	62	886	85	1,091

Cost of shares redeemed
Class A	(334)	(7,764)	(871)	(17,950)	(1,790)	(33,591)	(3,784)	(64,078)	(791)	(10,549)	(1,367)	(16,591)

Class B	(194)	(3,584)	(454)	(7,531)	(886)	(14,442)	(2,083)	(30,798)	(111)	(1,449)	(164)	(1,927)

Class C	(1,021)	(18,979)	(2,301)	(38,194)	(4,103)	(66,937)	(9,103)	(135,198)	(68)	(880)	(186)	(2,194)

Other Classes	(358)	(7,119)	(1,616)	(28,255)	(1,892)	(37,325)	(656)	(11,248)	(4,349)	(58,570)	(17,799)	(218,356)

Net increase (decrease) resulting from Fund share transactions	(1,438)	$(27,954)	(4,003)	$(69,425)	(7,783)	$(136,336)	(12,339)	$(187,638)	(5)	$15	(6,004)	$(72,613)

	RCM Mid-Cap Fund				RCM Targeted Core Growth Fund

	Six Months Ended 12/31/2005		Year Ended 06/30/2005		Six Months Ended 12/31/2005		Year Ended 06/30/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Class A	207	$567	432	$1,058	42	$487	431	$4,583

Class B	214	591	260	641	7	81	7	80

Class C	388	1,091	345	864	25	288	41	424

Other Classes	3,671	10,477	7,972	20,351	87	997	191	2,084

Issued in reinvestment of distributions
Class A	0	0	0	0	0	0	0	0

Class B	0	0	0	0	0	0	0	0

Class C	0	0	0	0	0	0	0	0

Other Classes	0	0	0	0	0	0	0	0

Cost of shares redeemed
Class A	(160)	(445)	(283)	(690)	(517)	(5,762)	(484)	(5,211)

Class B	(66)	(182)	(460)	(1,073)	(62)	(683)	(212)	(2,189)

Class C	(93)	(253)	(492)	(1,149)	(115)	(1,264)	(248)	(2,575)

Other Classes	(4,914)	(13,868)	(52,805)	(133,146)	(187)	(2,085)	(219)	(2,353)

Net increase (decrease) resulting from Fund share transactions	(753)	$(2,022)	(45,031)	$(113,144)	(720)	$(7,941)	(493)	$(5,157)

78   Allianz Funds Semi-Annual Report  |  12.31.05

10. Affiliated Transactions
The underlying Funds of the AMM Asset Allocation Fund are considered to be affiliated with the Trust. The table below shows the transactions in and earnings from investments in these affiliated funds for the six months ended December 31, 2005 (amounts in thousands):

Underlying Fund	Market Value 06/30/2005	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation )	Market Value 12/31/2005	Dividend Income	Net Capital and Realized Gain (Loss	)

CCM Capital Appreciation	$2,103	$4	$0	$(78)	$2,269	$4	$0
CCM Mid-Cap	1,874	0	0	337	2,040	0	0
Emerging Markets Bond	866	63	0	128	928	25	28
Foreign Bond (U.S. Dollar-Hedged)	2,606	212	25	(21)	2,704	42	82
High Yield	5,247	374	93	182	5,458	193	0
NACM International	33,723	1,213	4,444	6,074	36,378	270	1,413
NFJ Small-Cap Value	6,639	664	75	1,932	6,921	143	534
OCC Renaissance	16,211	3,253	234	1,824	17,401	0	2,816
OCC Value	12,216	1,826	125	1,754	12,829	182	1,624
PEA Growth	1,465	0	0	(562)	1,583	0	0
PEA Opportunity	8,109	0	220	2,313	8,488	0	24
PEA Target	2,243	0	0	(131)	2,428	0	0
RCM Large-Cap Growth	21,010	288	1,250	3,608	22,034	57	88
RCM Mid-Cap	15,896	31	1,248	4,201	16,576	0	108
Short-Term	4,802	303	80	(24)	5,011	86	0
StocksPLUS	32,777	474	458	2,167	34,120	247	(20)
Total Return	73,897	8,147	2,066	(1,039)	77,827	1,573	544

Totals	$241,684	$16,852	$10,318	$22,665	$254,995	$2,822	$7,241

An affiliate may include any company in which the NFJ Small-Cap Fund owns 5% or more of its outstanding voting securities. On December 31, 2005, the Fund held 5% or more of the outstanding voting securities of the following companies (amounts in thousands):

Issuer Name	Market Value 06/30/2005	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation )	Market Value 12/31/2005	Dividend Income	Net Capital and Realized Gain (Loss	)

Cato Corp., Class A	$31,780	$0	$0	$13,995	$33,011	$400	$0
Handleman Co.	18,442	0	0	(6,375)	13,873	179	0
Iowa Telecommunications Services, Inc.	31,125	2,652	0	(6,997)	27,882	1,458	0
Journal Register, Co.	0	37,939	0	(2,059)	35,880	37	0
Landry’s Restaurants, Inc.	32,046	9,882	0	3,654	37,795	118	0
M/I Homes, Inc.	34,624	13,358	574	(1,394)	37,371	39	174

Totals	$148,017	$63,831	$574	$824	$185,812	$2,231	$174

Issuer Name	% Holding	Cost	% of Net Assets

Cato Corp., Class A	5.04%	$19,016	0.87%
Handleman Co.	5.42%	20,248	0.36%
Iowa Telecommunications Services, Inc.	5.75%	34,879	0.74%
Journal Register, Co.	5.87%	37,939	0.95%
Landry’s Restaurants, Inc.	6.55%	34,141	1.00%
M/I Homes, Inc.	6.44%	38,765	0.99%

		$184,988	4.91%

Certain additional purchases of existing portfolio holdings that were not considered affiliates in prior years, resulted in the Funds owning more than 5% of the outstanding shares of certain issues at December 31, 2005. Therefore, the cost and market value of the affiliate disclosure above include both acquisitions of new investment and prior year holdings that became affiliates during the current period.

11. Regulatory and Litigation Matters
On September 13, 2004, Allianz Global Investors Fund Management LLC (“AGIFM”), formerly known as PA Fund Management LLC, PEA Capital LLC (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), formerly known as PA Distributors LLC, reached an agreement with the SEC in settlement of a complaint filed against AGIFM, PEA, and AGID in the U.S. District Court in the Southern District of New York on May 6, 2004. The complaint alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund, the PEA Opportunity Fund and the PEA Target Fund. Under the terms of the settlement, AGIFM, PEA and AGID consented to the entry of an order by the Commission (the “SEC Order”) and, without admitting or denying the findings contained in the SEC Order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, AGIFM, PEA and AGID agreed to pay a civil monetary penalty of $40,000,000 and disgorgement of $10,000,000. The SEC Order requires AGIFM, PEA and AGID to retain an independent distribution consultant to develop a distribution plan in consultation with them and acceptable to the staff of the Commission and the Trust’s Independent Trustees. The distribution plan is to provide for shareholders of the noted Funds to receive, from the penalties and disgorgement paid according to the SEC Order, their proportionate share of losses alleged to have been incurred by

12.31.05  |  Allianz Funds Semi-Annual Report   79

Notes to Financial Statements (unaudited) (cont.)
 December 31, 2005

the Funds due to market timing and a proportionate share of advisory fees paid by such Funds during the period of such market timing. The SEC Order reduces the $10,000,000 disgorgement by the approximately $1,600,000 paid by PEA in February 2004 to the Funds involved.

          On June 1, 2004, the Attorney General of the State of New Jersey announced that it had entered into a settlement agreement (the “New Jersey Settlement”) with AGID and PEA and their parent, Allianz Global Investors of America L.P. (“Allianz”), in connection with the complaint filed by the New Jersey Attorney General on February 17, 2004. The complaint alleged failure to disclose arrangements involving “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Target Fund and certain other affiliated funds. In the New Jersey Settlement, Allianz, AGID and PEA neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15,000,000 and $3,000,000 for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes.

          On September 15, 2004, AGIFM, PEA and AGID reached an agreement with the SEC in settlement of a subpoena issued to AGID on January 21, 2004 by the Commission captioned “Morgan Stanley (P-01021)” relating to revenue sharing and the use of brokerage commissions in connection with the sale of mutual fund shares. Under the terms of the settlement, AGIFM, PEA and AGID consented to the entry of an order by the SEC (the “SEC Directed Brokerage Order”) and agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, AGIFM and AGID agreed to pay jointly a civil money penalty of $4,000,000, PEA agreed to pay a civil money penalty of $1,000,000 and AGIFM, PEA and AGID agreed to pay jointly disgorgement of $6,602,000. The disgorgement for each Fund is based upon the amount of brokerage commissions from each Fund that the SEC Directed Brokerage Order found to have been paid in connection with shelf-space arrangements and is equal to the amount which was alleged to have been AGID’s benefit. Those amounts were paid on September 15, 2004.

          In a related action, AGID reached an agreement with the California Attorney General on September 15, 2004 in settlement of a subpoena issued to Allianz relating to revenue sharing and the use of brokerage commissions to pay for distribution. The settlement agreement resolves matters described in a complaint filed contemporaneously by the California Attorney General in the Superior Court of the State of California. Under the terms of the settlement, AGID agreed to pay $5,000,000 in civil penalties and $4,000,000 in recognition of the California Attorney General’s fees and costs associated with the investigation and related matters.

          Since February, 2004, AGIFM, PEA, AGID and certain of their affiliates and employees, the Funds, the Funds’ sub-advisers, other PIMCO Funds and the Trustees of the Trust have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. AGIFM, PEA, AGID and the Trust believe that other similar lawsuits may be filed in federal or state courts naming Allianz, AGIFM, PEA, AGID, the sub-advisers, the Funds, other PIMCO Funds, the Trust, the Trustees and/or their affiliates and employees.

          On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against AGIFM, PEA and AGID based on essentially the same circumstances as those cited in the 2004 settlements with the Securities and Exchange Commission and New Jersey Attorney General involving alleged “market timing” activities described above. The West Virginia Complaint alleges, among other things, that AGIFM, PEA and AGID improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by AGIFM and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, AGIFM, PEA and AGID, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with AGIFM in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

          On March 4, 2005, a putative class action lawsuit was filed in the Superior Court of Orange County, California against the Trust on behalf of holders of Class B shares of the Trust. The lawsuit seeks, among other things, relief from the obligation to pay a contingent deferred sales charge, or refunds of such charges already paid, on account of the purported market timing activity in certain Allianz Funds that is the subject of the regulatory proceedings discussed elsewhere in this subsection. On May 20, 2005, the Trust removed the action to the U.S. District Court for the Central District of California. On May 23, 2005, the Trust filed a Notice of Tag Along Action with the Judicial Panel on Multidistrict Litigation (“JPML”), seeking to transfer the case to the multidistrict litigation proceeding in Maryland (“Maryland MDL”). On June 13, 2005, the JPML issued a Conditional Transfer Order. The plaintiff has opposed the transfer to the Maryland MDL and on July 15, 2005 filed a motion to remand the case to a California state court.

          Under Section 9(a) of the Investment Company Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against AGIFM, PEA, AGID and/or Allianz, they and their affiliates (including the Funds’ sub-advisers) would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), AGIFM, PEA, AGID, Allianz and certain of their affiliates (including the sub-advisers) (together, the “Applicants”) sought exemptive relief from the SEC under Section 9(c) of the Investment Company Act. The SEC granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order. If the West Virginia Complaint were to result in a court injunction against AGIFM, PEA or AGID, then Allianz, AGIFM and certain of their affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

80   Allianz Funds Semi-Annual Report  |  12.31.05

          It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However the Applicants believe that these matters are not likely to have a material adverse effect on the Funds or on the Applicant’s ability to perform their respective investment advisory or distribution services relating to the Funds.

12. Payments from Affiliates
AGIFM has identified transactions in which certain Funds’ purchase of shares of exchange-traded index funds caused that Funds’ ownership of other investment companies to exceed the Funds’ investment guidelines, but not its fundamental investment restrictions or statutory limits. AGIFM and the Trustees reviewed the transactions, and AGIFM has reimbursed the Funds for losses identified in that review.

          As part of an SEC staff inquiry, the SEC has taken the position that certain purchases of exchange traded index funds caused certain Funds’ ownership of other investment companies to exceed the statutory limit on the ownership of voting stock. The SEC staff requested that AGIFM reimburse those Funds for losses and management fees attributable to the portions of the transactions which exceeded the statutory limit. Without conceding that those purchases exceeded the statutory limit, AGIFM has reimbursed the Funds for losses identified using the approach taken in connection with the reimbursement referred to above. There can be no assurance that the SEC staff will not assert a different measure of loss and, if so, additional amounts may be paid by AGIFM to those Funds.

          PEA Target Fund was reimbursed $190,701 ($0.0045 per share) in connection with this matter.

          In a separate matter, during the six months ended December 31, 2005, PEA Capital reimbursed the PEA Opportunity Fund $165,267 ($0.01 per share) for realized gains resulting from a trading error.

12.31.05  |  Allianz Stock Funds Institutional Semi-Annual Report    81

Board Approval of Investment Advisory and Portfolio Management Agreements (unaudited)

The Investment Company Act of 1940 (the “Investment Company Act”) requires that both the full Board of Trustees and a majority of the Trustees who are not interested persons of the Trust (the “Independent Trustees”), voting separately, annually approve the continuation of the Trust’s Amended and Restated Investment Advisory Agreement on behalf of each Fund with Allianz Global Investors Fund Management LLC (the “Adviser”) and the Portfolio Management Agreements between the Adviser and the particular sub-adviser for each Fund (collectively, the “Agreements”). The sub-advisers for the Funds appearing in this report include Cadence Capital Management LLC (“CCM”), RCM Capital Management LLC (“RCM”), Nicholas-Applegate Capital Management LLC (“NACM”), Oppenheimer Capital LLC (“OCC”), NFJ Investment Group L.P. (“NFJ”) and PEA Capital LLC (“PEA”) (collectively, the “Sub-Advisers”).

          At an in-person meeting held in December 2005, the Board and the Independent Trustees unanimously approved the continuation of each of the Agreements for an additional one-year period ending December 31, 2006. The material factors and conclusions that formed the basis of these approvals are required to be disclosed in this report and are discussed below.

Review Process
The Investment Company Act requires that the Trustees request and evaluate, and that the Adviser and the Sub-Advisers furnish, such information as may reasonably be necessary for the Trustees to evaluate the terms of the Agreements.

          The Board and/or the Independent Trustees (in certain cases through the Board’s Contracts Committee) met in person and telephonically a number of times from September to December 2005, both with management and in private sessions, for the specific purpose of considering the proposed continuation of the Agreements (the “contract review meetings”). In addition, the Trustees consider matters bearing on the Funds and their investment management and other arrangements at their regular meetings throughout the year, including reviews of investment results and performance data at each regular meeting and periodic presentations from the Sub-Advisers with respect to the Funds they manage.

          During the course of the contract review meetings, the Trustees met with and discussed the proposed continuation of the Agreements with representatives of the Adviser and the Sub-Advisers and received assistance and advice, including written memoranda, from counsel regarding the legal standards applicable to the consideration of advisory arrangements. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from management. The Independent Trustees were also assisted by an independent consultant and the Trust’s independent accountants who reviewed and provided analysis regarding certain information provided by the Adviser and the Sub-Advisers. During the course of the contract review meetings, the Independent Trustees made various requests for additional information or explanations from management regarding information that had been provided, to which management responded either orally or in writing.

          In their deliberations, the Trustees did not identify any particular information that was all-important or controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Furthermore, it is important to recognize that the Funds’ investment management and related fee arrangements are the result of years of review and discussion and that certain aspects of such arrangements may receive greater scrutiny in certain years. The Trustees’ conclusions may be based, in part, on their consideration of these arrangements during the course of the year and in prior years. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund. However, they also took into account the common interests of all the Funds in their review.

Nature, Extent and Quality of Services
In considering the continuation of the Agreements, the Trustees, including the Independent Trustees, evaluated the nature, extent and quality of the advisory and administrative services provided to the Funds by the Adviser and the Sub-Advisers. They considered the terms of the Agreements, including representations from management that the non-monetary terms of each Agreement were comparable to those found in many advisory agreements. The Trustees received and considered information provided by management that described, among other matters: (a) the nature and scope of the advisory and administrative services provided to the Funds and information regarding the experience, qualifications and adequacy of the personnel providing those services, (b) the investment program used by each Sub-Adviser to manage its Funds, (c) possible conflicts of interest and fall-out benefits, (d) brokerage practices, (e) pending litigation and governmental inquiries, (f) the compliance functions of the Adviser and Sub-Advisers, (g) consolidated financial results of the Adviser’s U.S. parent company and its subsidiaries and assets under management and other information relating to the financial resources of the Adviser and the Sub-Advisers, and (h) information relating to portfolio manager compensation.

          The Trustees noted that, pursuant to the Advisory Agreement, the Adviser, subject to the direction of the Board, is responsible for managing, either directly or through others selected by it, the investment activities of the Funds. In addition to considering the Funds’ investment performance (see below), the Trustees considered, among other matters, the Adviser’s general oversight of the Funds and the Sub-Advisers, noting that the Funds are multi-manager funds and thus more complex to oversee than mutual funds with a single investment manager. They also took into account the Adviser’s compliance program, including steps taken by the Adviser to enhance compliance capabilities, and the resources being devoted to compliance. The Trustees noted steps taken by the Adviser to address conflicts of interest in its business generally, such as establishing the position of conflicts officer.

          The Trustees noted that, pursuant to the Portfolio Management Agreements, the Sub-Advisers have full investment discretion and make all determinations with respect to the investment of a Fund’s assets, subject to the general supervision of the Adviser and the Board of Trustees. The Sub-Advisers implement the Funds’ investment programs (subject to the terms of the prospectus), analyze economic trends, evaluate the risk/return characteristics of the Funds, construct the Funds’ portfolios, monitor the Funds’ compliance with investment restrictions, and report to the Trustees. In addition to considering the Funds’ investment performance (see below), the Trustees considered information concerning the investment philosophy and investment process used by the Sub-Advisers in managing the Funds and the in-house research capabilities of the Sub-Advisers. They also considered various investment resources available to the Sub-Advisers,

82   Allianz Funds Semi-Annual Report  |  12.31.05

including research services acquired with “soft dollars” available to the Sub-Advisers as a result of securities transactions effected for the Funds and other clients. The Trustees reviewed each Sub-Adviser’s compliance program, including enhancements made during the past year. The Trustees also took into account the recent sale of CCM to its management and determined that they would continue to monitor the effects, if any, of this change in ownership on CCM’s services to the Funds for which is serves as sub-adviser.

          The Trustees considered, among other matters, that, in addition to overseeing the Sub-Advisers, the Adviser provides or procures through third-party service providers most administrative services required by the Funds under a separate Administration Agreement. These services include accounting, bookkeeping, tax, legal, audit, custody, transfer agency, valuation and compliance services, preparation of prospectuses, shareholder reports and other regulatory filings, oversight and coordination of activities of third-party service providers and various shareholder services. The Trustees also took into account the “unitary” administrative fee structure applicable to the Funds, under which certain third-party services ordinarily the financial responsibility of a mutual fund (e.g., audit, custody, accounting, legal, transfer agency, and printing services) are, in the case of the Funds, paid for by the Adviser out of its administrative fee. They also took into account that the Adviser provides each Fund with office space, administrative services and personnel, and that the Adviser and its affiliates pay all of the compensation of the Funds’ interested Trustees and officers (in their capacities as employees of the Adviser or such affiliates).

          The Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the scope of the services provided to the Funds by the Adviser and the Sub-Advisers under the Agreements and the Administration Agreement were consistent with the Funds’ operational requirements; that the Adviser and each Sub-Adviser had the capabilities, resources and personnel necessary to provide the advisory and administrative services currently required by each Fund; and that, overall, they were satisfied with the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers to the Funds.

Fund Performance
In connection with the contract review meetings, the Trustees reviewed information provided by Lipper, Inc. (“Lipper”) regarding the total return investment performance of the Funds, comparing each Fund’s investment results with those of mutual funds in both a peer group and a peer universe, each as selected for that Fund by Lipper, over the 1-, 3-, 5- and 10-year periods (to the extent the Fund had been in existence) ended July 31, 2005. The Trustees also considered, as applicable, information comparing the performance of funds and institutional accounts managed in a similar manner by each Sub-Adviser to that of the Funds. In addition to the information reviewed by the Trustees at the contract review meetings, the Trustees received during the year detailed comparative performance information for each Fund, which included performance versus one or more selected securities indices or other benchmarks. The comparative performance information that was prepared and provided by Lipper and other sources was not independently verified by the Trustees. The Trustees also considered the portfolio turnover rates of each Fund.

          Fund-specific performance results reviewed by the Trustees are discussed below, though due to the passage of time, they are likely to differ from performance results for more recent periods, including those shown elsewhere in this report.

          Funds Sub-Advised by Cadence Capital Management (CCM Funds). The Trustees reviewed information showing performance of two share classes of the CCM Capital Appreciation and Mid-Cap Funds. The comparative information showed that for both CCM Funds, performance was at or above median for the performance universes for all periods (but below median for the CCM Capital Appreciation Fund for the three-year period). The comparative information for the performance groups showed generally similar results. Based on their review, the Trustees concluded that the CCM Funds’ relative investment performance over time had been sufficient along with other factors considered to merit approval of the continuation of the relevant Agreements.

          Funds Sub-Advised By Nicholas Applegate Capital Management (NACM Funds). The Trustees reviewed information showing performance of two share classes of the NACM Flex-Cap Value and Growth Funds. Only one and three years of performance information were presented for each NACM Fund because of their short existences. The comparative information showed that for both NACM Funds, performance was above median for the performance universes for all periods (but below median (fifth quintile for Class A shares) for the NACM Growth Fund for the three-year period). The comparative information for the performance groups showed similar results except that performance for the NACM Flex-Cap Value Fund was below median for the one-year period. The Trustees also noted that the more recent performance of the NACM Growth Fund had improved relative to competitor funds. Based on their review, the Trustees concluded that the NACM Funds’ relative investment performance over time had been sufficient along with other factors considered to merit approval of the continuation of the relevant Agreements.

          Funds Sub-Advised by NFJ Investment Group (NFJ Funds). The Trustees reviewed information showing performance of two share classes of the NFJ Small-Cap Value, Dividend Value and Large-Cap Value Funds. The comparative information showed that for all NFJ Funds, performance was above median for the performance universes and performance groups for all periods (but below median for the performance groups for the NFJ Large-Cap Value Fund for the three-year period). Based on their review, the Trustees concluded that the NFJ Funds’ relative investment performance over time had been sufficient along with other factors considered to merit approval of the continuation of the relevant Agreements.

          Funds Sub-Advised by PEA Capital (PEA Funds). The Trustees reviewed information showing performance of two share classes of the PEA Target, Growth, Opportunity and Equity Premium Strategy (formerly Growth and Income) Funds. The comparative information showed that, versus the performance universes, for the PEA Growth Fund, performance was above median for the one-year period but below median for all other periods; for the PEA Equity Premium Strategy Fund, performance was below median for all periods other than the ten-year period; for the PEA Opportunity Fund, performance was below median for the one- and ten-year periods but above median for other periods; and for the PEA Target Fund, performance was below median for the one- and five-year periods but above median for other periods. The comparative information for the performance groups showed generally similar results. The Trustees also noted (a) that recent performance of the PEA Growth Fund had improved relative to competitor funds; (b) recent changes in the portfolio management team and strategy for the PEA Equity Premium Strategy Fund; and (c) that while one-year performance for the PEA Opportunity and Target Funds was below median, performance over longer periods was better. Based upon their review, the Trustees concluded that they

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Board Approval of Investment Advisory and Portfolio Management Agreements (unaudited) (cont.)

would continue to monitor the performance of these Funds but that they retained confidence in the Adviser’s and PEA’s overall capabilities to provide management for the PEA Funds.

          Funds Sub-Advised by Oppenheimer Capital (OCC Funds). The Trustees reviewed information showing performance of two share classes of the OCC Value Fund. No performance information for the OCC Core Equity Fund was presented by Lipper because of the Fund’s short existence, but performance information was provided by management. The comparative information showed that, for the OCC Value Fund, performance was below median for the performance universe and performance groups for the one-year period (in the fifth quintile for the performance universe) but above median for all other periods. The Trustees took into account management’s explanation that a transition in the portfolio management team for the OCC Value Fund had been completed in early 2005, and that more recent performance information showed improved relative performance for both Funds, despite the effects of continued cash outflows from those Funds. Based upon their review, the Trustees concluded that they would continue to monitor the performance of the OCC Value Fund but that they retained confidence in the Adviser’s and OCC’s overall capabilities to provide management for the OCC Funds. They also concluded that the brief performance record of the OCC Core Equity Fund was sufficient along with other factors considered to merit approval of the continuation of the relevant Agreements.

          Funds Sub-Advised by RCM Capital Management (RCM Funds). The Trustees reviewed information showing performance of two share classes of the RCM Large-Cap Growth, Mid-Cap and Targeted Core Growth Funds. The comparative information also showed that the performance of the Institutional Class shares of the RCM Large-Cap Growth Fund was above median for the performance universe and performance group for the one-and five-year periods; and for all other RCM Funds (or the other share class, in the case of the RCM Large-Cap Growth Fund), performance was at or below median for the performance universes for all periods (except that the performance of the RCM Mid-Cap Fund was above median for the ten-year period, and the performance of the RCM Targeted Core Growth Fund was above median for the five-year period); and the performance of the RCM Targeted Core Growth Fund was in the fifth quintile for the one- and three-year periods. The comparative information for the performance groups showed generally similar results. The Trustees also noted that management had recently retained a new chief investment officer for RCM, who had been implementing certain changes in personnel and in the investment decision-making processes, and that more recent relative performance generally had improved. Based on their review, the Trustees concluded that the performance of the Funds was sufficient along with other factors considered to merit approval of the continuation of the relevant Agreements. The Trustees concluded that they would continue to monitor the performance of the RCM Funds, but that they retained confidence in the Adviser’s and RCM’s overall capabilities to provide management for the RCM Funds.

          AMM Asset Allocation Fund. The Trustees reviewed information showing performance of two share classes of the AMM Asset Allocation Fund, which was managed by employees of the Adviser directly and not by a Sub-Adviser. The comparative information showed that performance for the AMM Asset Allocation Fund was above median for the performance universes and performance groups for all periods except for the one-year period with respect to the applicable performance group. The comparative information also showed that the performance of the Institutional Class shares was at or above median for the performance universes for all periods. The comparative information for the performance groups showed generally similar results. Based on their review, the Trustees concluded that the performance of the Asset Allocation Fund was sufficient along with other factors considered to merit approval of the continuation of the relevant Agreement. The Trustees concluded that they retained confidence in the Adviser’s overall capabilities to provide management for the AMM Asset Allocation Fund.

          Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the Adviser’s and the Sub-Advisers’ performance record and process in managing the Funds were sufficient to support continuation of the Agreements.

Fees and Other Expenses
The Trustees considered the advisory fees paid by each Fund to the Adviser. In doing so, the Trustees reviewed a report from an independent consultant, which noted that the majority of the Funds’ advisory fees were close to or below average for their Lipper peer group. The Trustees also considered the administrative fee rate paid by each Fund to the Adviser. Among other information, the Trustees considered (i) the level of the Funds’ advisory fees versus their peer groups and peer universes as provided by Lipper; (ii) the level of the Funds’ sub-advisory fees; (iii) the allocation of the advisory fee between the Adviser and the Sub-Advisers, and the services provided by the Adviser, on the one hand, and the Sub-Advisers, on the other hand; (iv) that the Adviser (and not the Funds) pays the sub-advisory fees; (v) historical reasons for the setting of the advisory fees; (vi) that the Funds pay a unitary fee for non-advisory services, which differentiates the Funds from many in the industry; and (vii) each Fund’s total expenses as compared to their peer groups and peer universes as provided by Lipper.

          The Trustees also considered information showing the advisory fees charged by the Sub-Advisers to institutional and other accounts with investment objectives similar to those of the Funds. The information indicated that the fee rates paid to the Sub-Advisers by the Adviser with respect to the Funds were generally similar to (but not necessarily as low as, in all cases) the fee rates charged by the Sub-Advisers to other similar institutional accounts. The Trustees reviewed materials from management describing the differences in services provided to these other accounts, which noted the generally broader scope of services provided by the Adviser and the Sub-Advisers to the Funds relative to institutional accounts, the higher demands placed on investment personnel and trading infrastructure as a result of the anticipated daily cash in-flows and out-flows of the Funds, and the expenses associated with the more extensive regulatory regime governing registered funds.

          The Trustees observed that, with a few exceptions, the Funds’ advisory fees remained generally in line with industry peers, but that for certain Funds non-advisory expenses were higher than those of certain industry peers.

          The Trustees noted that, in connection with last year’s contract review process, they had negotiated to have the Adviser observe additional fee breakpoints for certain share classes under the Administration Agreement. After considering the information provided in connection with this year’s contract review process, the Independent Trustees successfully negotiated with the Adviser to observe fee breakpoints for two additional share classes and to apply breakpoints based on the entire net assets of each Fund (rather than on net assets attributable to particular share classes) under the Administration Agreement. The new fee arrangement took effect

84   Allianz Funds Semi-Annual Report  |  12.31.05

January 1, 2006, such that all share classes of all Funds are now entitled to breakpoints under the Administration Agreement.

          The Trustees reviewed information provided by Lipper comparing each Fund’s advisory fee, administration fee and non-management expenses and total expenses for one or two share classes (depending on share classes offered by the Funds) to those of a group of competitor funds of roughly equivalent size, as well as a universe of competitor funds. Fund-specific fee and expense results reviewed by the Trustees are discussed below. The comparative fee and expense information that was prepared and provided by Lipper and other sources was not independently verified by the Trustees.

          CCM Funds. For the CCM Capital Appreciation and Mid-Cap Growth Funds, advisory fees, administration and non-management expenses and total expenses were below median for all expense groups and universes (except that administration and non-management expenses for Class A shares of the CCM Mid-Cap Fund were above median for the expense group). The Trustees concluded that the advisory fees, administrative fees and total expense ratios were acceptable.

          NACM Funds. For both NACM Funds, advisory fees were approximately at or below median for all expense groups and universes. The Trustees concluded that the advisory fees were acceptable. Administration and non-management expenses and total expense ratios were at or below median for the NACM Flex-Cap Value and Growth Funds, measured against expense groups and universes, except that administration and non-management expenses were above median for the Class A universes (the Institutional Class universe as well, for the NACM Growth Fund). The Trustees concluded that the administrative fees and expense ratios were acceptable.

          NFJ Funds. Advisory fees were below median for all NFJ Funds for all expense groups and universes. The Trustees concluded that the advisory fees were acceptable. Administrator and non-management expenses were generally at or above median for all expense groups and universes for all NFJ Funds other than the NFJ Large-Cap Value Fund, but total expense ratios were at or below median for all expense groups and universes for all NFJ Funds. The Trustees concluded that the administrative fees and expense ratios were acceptable.

          PEA Funds. Advisory fees were below median for all PEA Funds for all expense groups and universes (at or below median in the case of PEA Equity Premium Strategy Fund (formerly the PEA Growth and Income Fund)). The Trustees concluded that the advisory fees were acceptable. Administration and non-management expenses and total expenses were at or below median for all expense groups and universes for the PEA Opportunity and Target Funds. Administration and non-management expenses were generally at or above median for all expense groups and universes for the PEA Growth and Premium Equity Strategy Funds, but total expense ratios were below median for all expense groups and universes other than the expense universe for Class A shares of the PEA Equity Premium Strategy Fund. The Trustees concluded that the administrative fees and expense ratios were acceptable.

          OCC Funds. Advisory fees were below median for both OCC Funds for all expense groups and universes. The Trustees concluded that the advisory fees were acceptable. Administration and non-management expenses were generally at or above median for all expense groups and universes (and in fact in the fifth quintile for the Class A expense group the OCC Value Fund), but total expense ratios were generally below median for all expense groups and universes. The Trustees concluded that the administrative fees and expense ratios were acceptable.

          RCM Funds. Advisory fees generally were below median for all RCM Funds for all expense groups and universes. For all RCM Funds, administration and non-management expenses were at or above median for all expense groups and universes, but total expenses were below median for all expense groups and universes. The Trustees concluded that the administrative fees and expense ratios were acceptable.

          AMM Asset Allocation Fund. Advisory fees were below median for the AMM Asset Allocation Fund for all expense groups and universes. The Trustees noted that the AMM Asset Allocation Fund pays no advisory fees, but does indirectly incur advisory and other expenses payable by the underlying Funds in which it invests. The Trustees concluded that the advisory fees were acceptable. Administration and non-management expenses were at or above median for all expense groups and universes, and total expenses were approximately ten basis points above median for the AMM Asset Allocation Fund. The Trustees concluded that the administrative fees and expense ratios were acceptable.

          Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the fees and expenses to be charged under the Agreements and the Administration Agreement represented reasonable compensation to the Adviser and the Sub-Advisers in light of the services provided. In coming to this conclusion, the Trustees took into account, among other factors, the additional administrative fee breakpoints that went into effect on January 1, 2006 as described above.

Costs of Services Provided and Profitability
The Trustees reviewed information regarding the cost of services provided by the Adviser (including the sub-advisory fees paid to the Sub-Advisers) and the estimated profitability of the Adviser’s relationship with the Funds, including a profitability report prepared by management detailing the costs of services provided to the Funds by the Adviser, and the profitability to the Adviser of its advisory and administrative relationships with the Funds, each for the fiscal year ended June 30, 2005. The Trustees also received and reviewed a description of the methodology used by the Adviser in estimating profitability, and took into account, among other things, information and analyses of an independent consultant and the Funds’ independent auditors regarding the profitability information provided. The Trustees noted that certain enhancements had been made since the prior year in the Adviser’s methodology used to determine profitability. The Trustees further noted that the expense allocation methodology utilized by the Adviser has certain limitations and management’s commitment to work with the Board to further refine the methodology for next year’s contract review process.

          The Trustees noted that the Sub-Advisers had not provided information as to the profitability to them of their relationships with the Funds. The Trustees noted, however, that the Sub-Advisers had provided information on fees charged by them for comparable funds and accounts. The materials reviewed by the Trustees showed that the fee rates paid to the Sub-Advisers by the Adviser for the Funds were generally similar (but not necessarily as low as, in all cases) to the rates charged by the Sub-Advisers to other similar institutional accounts.

          The Trustees recognized that the Adviser should, in the abstract, be entitled to earn a reasonable level of profit for the services provided to each Fund, and that it is difficult to make comparisons of profitability from mutual fund advisory and administration contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it

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Board Approval of Investment Advisory and Portfolio Management Agreements (unaudited) (cont.)

manages, its business mix, numerous assumptions about allocations and the adviser’s capital structure and cost of capital. The Trustees considered the overall profitability to the Adviser on a Fund-by-Fund basis, as well as profitability separately as to advisory and administrative functions on a Fund-by-Fund basis. The Trustees reviewed information from an independent consultant regarding profitability of other investment advisers with publicly traded parent companies and concluded that the Adviser’s profitability with respect to the Funds was comparable to the profitability ranges attributable to other investment advisers in the industry. The Trustees concluded that, taking all of the foregoing into account, they were satisfied that the Adviser’s level of profitability from its relationship with each Fund was not excessive.

Possible Fall-Out Benefits
The Trustees considered information regarding the direct and indirect benefits to the Adviser and the Sub-Advisers from their relationships with the Funds, including non-advisory fee compensation to be paid to the Adviser, the Sub-Advisers and their affiliates (such as administrative fees paid to the Adviser and Rule 12b-1 fees and sales charges to the Funds’ distributor, an affiliate of the Adviser), including reputational and other “fall out” benefits. During the course of the year the Trustees received presentations from each Sub-Adviser about its trading practices and brokerage arrangements, including its policies with respect to research provided to Sub-Advisers in connection with trade execution for the Funds (soft dollar arrangements), and the Trustees accepted the representation of each Sub-Adviser that it fulfills its fiduciary obligation of seeking best execution when engaging in portfolio transactions for the Funds. The Trustees also considered the benefits associated with the Funds’ use of a broker-dealer affiliated with the Adviser, which may be done in accordance with applicable law and procedures approved by the Board. The Trustees noted that the Funds have in some cases historically used affiliated brokers for foreign securities transactions, and that an Allianz affiliate receives fees as securities lending agent under the Funds’ securities lending program. The Trustees considered the receipt of these benefits in light of the Adviser’s and its affiliates’ profitability, and concluded that such benefits were not excessive.

Possible Economies of Scale
The Trustees considered the extent to which the Adviser and the Sub-Advisers may realize economies of scale or other efficiencies in managing and supporting the Funds. They noted that as assets increase, certain fixed costs may be spread across a larger asset base, and it was noted that any economies of scale or other efficiencies might be realized (if at all) across a variety of products and services, including the Funds, and not only in respect of a single Fund. The Trustees noted that the methodology used by the Adviser to determine profitability has a bearing on their analysis of economies of scale. The Trustees noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees also noted that the Independent Trustees had concluded in prior years that, under the circumstances, breakpoints in the administrative fee were an effective way to share any economies of scale or other efficiencies with Fund shareholders. The Trustees noted that they had engaged in successful negotiations with the Adviser to observe fee breakpoints under the Administration Agreement effective January 1, 2006, which are described above. Based on these observations, the Trustees concluded that the Funds’ overall fee arrangements would represent an appropriate sharing at the present time between Fund shareholders and the Adviser of any economies of scale or other efficiencies in the management of each Fund at current asset levels.

Conclusions
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the Independent Trustees, unanimously concluded that the continuation of the Agreements was in the best interests of the Funds and their shareholders, and should be approved.

86   Allianz Funds Semi-Annual  Report  |  12.31.05

Allianz Funds

Investment Adviser and Administrator	Allianz Global Investors Fund Management LLC (“AGIFM”), 1345 Avenue of the Americas, New York, NY 10105

Sub-Advisers	Cadence Capital Management LLC, Nicholas-Applegate Capital Management LLC, NFJ Investment Group L.P., Oppenheimer Capital LLC, PEA Capital LLC, RCM Capital Management LLC

Distributor	Allianz Global Investors Distributors LLC (“AGID”), 2187 Atlantic Street, Stamford, CT 06902

Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent	PFPC, Inc. P.O. Box 9688, Providence RI 02940

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel	Ropes & Gray LLP, One International Place, Boston, MA 02110

For Account Information

For Allianz Funds account information contact your financial advisor, or if you receive account statements directly from Allianz Global Investors Distributors/PFPC, you can also call (800) 426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.allianzinvestors.com

The Allianz Funds & PIMCO Funds Family

The PIMCO Funds & Allianz Funds offer access to the world-class investment firms of Allianz Global Investors—one of the world’s largest asset management companies, with more than $1 trillion under management.

The Allianz Funds are managed by institutional equity managers, including the Allianz-owned investment firms NFJ Investment Group, Oppenheimer Capital, RCM, Nicholas-Applegate Capital Management and PEA Capital. The Allianz Funds represent a wide range of investment strategies, including growth and value, small-, mid- and large-cap, domestic and international portfolios.

The PIMCO Funds are managed by PIMCO, widely recognized as one of the premier bond managers in the world. The PIMCO Funds cover the fixed-income spectrum, and also include the innovative Real Return Strategy and equity-related funds. PIMCO Total Return Fund is the largest bond fund in the U.S.*

Allianz Funds	PIMCO Funds

Value Stock
OCC Value
NFJ Large-Cap Value
NFJ Dividend Value
OCC Renaissance
NACM Flex-Cap Value
NFJ Small-Cap Value
Blend Stock
PEA Equity Premium Strategy
OCC Core Equity
CCM Capital Appreciation
CCM Mid-Cap
Growth Stock
RCM Large-Cap Growth
PEA Growth
NACM Growth
RCM Targeted Core Growth
RCM Mid-Cap
PEA Target
PEA Opportunity

International Stock
NACM Global
RCM Global Small-Cap
RCM International
Growth Equity
NACM International
NFJ International Value
NACM Pacific Rim
Sector-Related Stock
RCM Global Healthcare
RCM Biotechnology
RCM Global Technology
Asset Allocation (Strategic)
AMM Asset Allocation

Short-Duration Bond
PIMCO Short-Term
PIMCO Low Duration
PIMCO Floating Income
Core Bond
PIMCO Total Return
Government/Mortgage Bond
PIMCO Long-Term U.S. Government
PIMCO GNMA
PIMCO Total Return Mortgage
Credit Strategy
PIMCO Diversified Income
PIMCO High Yield
PIMCO Investment Grade
Corporate Bond
International Bond
PIMCO Global Bond
(U.S. Dollar-Hedged)
PIMCO Foreign Bond
(U.S. Dollar-Hedged)
PIMCO Foreign Bond (Unhedged)
PIMCO Emerging Markets Bond
PIMCO Developing Local Markets

Tax-Exempt Bond
PIMCO Short Duration Municipal
Income
PIMCO Municipal Bond
PIMCO California Intermediate
Municipal Bond
PIMCO New York Municipal Bond
Real Return Strategy
PIMCO Real Return
PIMCO CommodityRealReturn
Strategy®
PIMCO RealEstateRealReturn
Strategy
Equity-Related
PIMCO StocksPLUS®
PIMCO StocksPLUS® Total Return
PIMCO International StocksPLUS®
TR Strategy
PIMCO Fundamental IndexPLUS TR
Asset Allocation (Tactical)
PIMCO All Asset
PIMCO All Asset All Authority

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of the above mentioned Funds carefully before investing. This and other information is contained in the Fund’s prospectus, which may be obtained by contacting your financial advisor, by visiting www.allianzinvestors.com or by calling 1-888-877-4626. Please read the prospectus carefully before you invest or send money.

* As of 12/31/05 according to SimFunds.
	Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902	AZ000SA_13757

Allianz Funds Semi-Annual Report

DECEMBER 31, 2005

Domestic Stock Funds

Share Class	GROWTH STOCK FUNDS	VALUE STOCK FUNDS
D	RCM Large-Cap Growth Fund PEA Growth Fund NACM Growth Fund RCM Targeted Core Growth Fund RCM Mid-Cap Fund PEA Target Fund	OCC Value Fund NFJ Large-Cap Value Fund NFJ Dividend Value Fund OCC Renaissance Fund NACM Flex-Cap Value Fund NFJ Small-Cap Value Fund

BLEND STOCK FUNDS
PEA Equity Premium Strategy Fund (Formerly PEA Growth & Income Fund) OCC Core Equity Fund CCM Capital Appreciation Fund CCM Mid-Cap Fund

This material is authorized for use only when preceded or accompanied by the current
Allianz Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

Contents

Letter to Shareholders	3

Important Information About the Funds	4–5

Fund Summaries.	6–21

Schedules of Investments	22–43

Fund	Fund Summary	Schedule of Investments

CCM Capital Appreciation Fund	6	22
CCM Mid-Cap Fund	7	24
NACM Flex-Cap Value Fund	8	26
NACM Growth Fund	9	27
NFJ Dividend Value Fund	10	28
NFJ Large-Cap Value Fund	11	29
NFJ Small-Cap Value Fund	12	30
OCC Core Equity Fund	13	32
OCC Renaissance Fund	14	33
OCC Value Fund	15	35
PEA Equity Premium Strategy Fund	16	36
PEA Growth Fund	17	38
PEA Target Fund	18	39
RCM Large-Cap Growth Fund	19	41
RCM Mid-Cap Fund	20	42
RCM Targeted Core Growth Fund	21	43

2   Allianz Funds Semi-Annual Report  |  12.31.05

Letter to Shareholders

Dear Shareholder:

U.S. stocks proved their mettle over the six months ended December 31, 2005, by producing positive returns in the face of numerous market challenges. Rising interest rates, record high oil prices and natural disasters were among the factors that fueled uncertainty. Nevertheless, improving corporate earnings and lower-than-expected inflation helped push stocks into positive territory by the end of the six-month period.

The broader market, as measured by the S&P 500 Index, returned 5.76% over this time frame. Growth stocks outperformed value stocks across all market capitalizations, with the strongest performance coming from mid-cap growth stocks. Materials, energy and financial stocks were also top-performers during the reporting period. International equities continued to outpace domestic stocks, as they have done for each of the past four years, with the MSCI EAFE Index up 14.99% during the six months.

The headwinds faced by the financial markets over the past six months are yet another reminder that investors would do well to focus on the long term. Markets can be volatile, and stock performance can vary widely from year to year. Investors who maintain a long-term perspective are more likely to withstand short-term market pressures and to reap the potential benefits of an allocation to the equity markets.

Inside this report, you will find detailed information about your Fund’s performance over the reporting period. If you have any questions concerning this report, please contact your financial advisor. You can also call us at 1-800-426-0107 or visit our Web site at www.allianzinvestors.com.

Thank you for your continued support of the Allianz Funds. We look forward to serving you in the months and years ahead.

E. Blake Moore, Jr. President January 31, 2006

Allianz Funds Semi-Annual Report  |  12.31.05   3

Important Information About the Funds

The inception date on each Fund Summary page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (D) is one of the Fund’s oldest share classes. The oldest share class for the following Funds is the Institutional shares, and the D shares were first offered in (month/year): CCM Capital Appreciation (4/98), CCM Mid-Cap (4/98), NFJ Dividend Value (10/01), NFJ Large-Cap Value (7/02), NFJ Small-Cap Value (6/02), OCC Value (4/98), PEA Equity Premium Strategy (7/00), RCM Large-Cap Growth (3/99), RCM Mid-Cap (12/00), RCM Targeted Core Growth (2/99). The oldest share class for the following Fund is the A shares, and the D shares were first offered in (month/year): PEA Target (6/00). The oldest share class for the following Funds is the C shares, and the D shares were first offered in (month/year): OCC Renaissance (4/98) and PEA Growth (1/00). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different operating expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

The Lipper Averages are calculated by Lipper, Inc. They are based on the total return performance, with distributions reinvested and operating expenses deducted, of funds included by Lipper in the stated category. Lipper does not take into account sales charges.

The Change in Value chart assumes the initial investment was made on the first day of the Fund’s initial fiscal year. The chart reflects any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes.

Allianz Global Investors has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that Allianz Global Investors will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that Allianz Global Investors may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-888-877-4626 and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

The Trust files complete schedules of each Fund’s portfolio holdings with the SEC on form N–Q for the first and third quarters of each fiscal year, which are available on the SEC’s Web site at http://www.sec.gov. A copy of the Funds’ Form N-Q, when available, will be available without charge, upon request, by calling the Fund at 1-888-877-4626. In addition, the Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4   Allianz Funds Semi-Annual Report  |  12.31.05

Important Information About the Funds (cont.)

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund Summary page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated, which for most funds is from 07/01/05 to 12/31/05.

Actual Expenses
The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as increases in expenses not covered by the advisory and administrative fees [such as expenses of the trustees and their counsel or litigation expenses] and/or because of reductions in the administrative fee resulting from the size of the fund.

Certain information on the Fund Profile page(s) including Total Return, Change in Value charts, Hypothetical Expenses and Top Sectors is unaudited.

Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT, 06902, www.allianzinvestors.com, 1-888-877-4626.

Allianz Funds Semi-Annual Report  |  12.31.05   5

A B L E N D S T O C K F U N D	Ticker Symbols: D Share: PCADX

CCM Capital Appreciation Fund

■

CCM Capital Appreciation Fund seeks growth of capital by normally investing at least 65% of its assets in common stocks of companies with larger market capitalizations that have improving fundamentals and whose stocks is reasonably valued by the market.

■	The Fund’s Class D Shares returned 7.67% for the six months ended December 31, 2005. This performance surpassed the 5.76% return of the Fund’s benchmark, the S&P 500 Index.

■

Overwhelmed by record high energy costs, the threat of inflation and a much-discussed real estate bubble, the U.S. stock market was relatively flat in the first half of 2005. Investors returned in force by the third quarter, however, driving the market as a whole up 3.61% in three months. Modest gains in the fourth quarter allowed the S&P 500 Index to finish the six-month period up 5.76%. Mid-caps outperformed both large- and small-cap stocks, with growth outperforming value across all market capitalizations.

■

The Fund’s outperformance was due in part to strong stock selection in the energy sector. Energy continued to be one of the top-performing industries over the period, buoyed by high oil prices. This environment supported the Fund’s investment in Marathon Oil. Another standout was coal company Peabody Energy, which benefited from increased demand.

■	Relative performance was also helped by favorable stock selection in technology. Apple Computer was a major contributor in this area. Apple continues to reap the rewards of product innovation.

■

Underweight exposure and disappointing stock selection in financials hindered relative performance. For example, Fund holding Countrywide financial Corp. suffered over reduced demand for mortgages in a rising interest rate environment.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception*† (03/08/91)

CCM Capital Appreciation Class D	7.67%	9.01%	-0.92%	10.12%	11.85%

S&P 500 Index	5.76%	4.90%	0.54%	9.07%	10.82%

Lipper Multi-Cap Growth Fund Average	10.53%	8.80%	-2.72%	7.86%	11.06%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. †The Fund began operations on 03/08/91. Index comparisons began on 02/28/91.

Annual Fund Operating Expenses Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)

	Class D	Class D

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,076.70	$1,019.61

Expenses Paid During Period	$5.81	$5.65

Expenses are equal to the expense ratio for the class 1.10% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Technology	23.7%

Healthcare	16.9%

Financial & Business Services	15.3%

Short-Term Investments	13.1%

Energy	8.8%

Consumer Services	7.5%

Consumer Discretionary	6.4%

Capital Goods	6.1%

Communications	3.0%

Other	-0.8%

6   Allianz Funds Semi-Annual Report   |   12.31.05

A B L E N D S T O C K F U N D	Ticker Symbols: D Share: PMCDX

CCM Mid-Cap Fund

■

CCM Mid-Cap Fund seeks growth of capital by normally investing at least 80% of its assets in common stocks of companies with market capitalizations of more than $500 million, excluding the 200 largest capitalization companies.

■	The Fund’s Class D Shares returned 8.66% for the six months ended December 31, 2005. This performance underperformed the 10.22% return of the Fund’s benchmark, the Russell Midcap Growth Index.

■

As fears over rising oil prices and inflation subsided somewhat, investors returned to stocks in the third quarter of 2005, driving the market as a whole, as measured by the S&P 500, up 3.61% for the three-month period. Modest gains in the fourth quarter allowed stocks to finish the six-months up 5.76%. Large-cap stocks outperformed mid- and small-cap stocks during this time. Within mid-caps, growth outperformed value.

■

Over the reporting period the Fund saw solid contributions from stock selection in consumer discretionary. Among the standouts in this area are Nordstrom’s department stores and Choice Hotels. Nordstrom avoided the problems plaguing many lower-end retailers, as the upscale consumer was less affected by rising energy prices. Choice Hotels benefited from continued strength in the travel and leisure business.

■

Relative performance was also helped by overweight exposure to the financial sector. A good example is Fund holding CIT Group. CIT was up on the basis of the company’s strong fundamentals and the sale of a small ticket leasing business.

■

Stock selection in industrials detracted from relative performance. R. R. Donnelly in particular suffered over this period, as profit margins were squeezed by the rising cost of raw materials, including paper.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (08/26/91)

CCM Mid-Cap Class D	8.66%	12.69%	2.18%	11.00%	12.39%

Russell MidCap Growth Index	10.22%	12.10%	1.38%	9.27%	10.72%

Russell MidCap Index	8.41%	12.65%	8.45%	12.49%	13.50%

Lipper Mid-Cap Growth Fund Average	9.48%	9.79%	-0.48%	8.05%	9.81%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com.

Annual Fund Operating Expenses Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)

	Class D	Class D

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,086.60	$1,019.61

Expenses Paid During Period	$5.84	$5.65

Expenses are equal to the expense ratio for the class 1.10% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Technology	18.8%

Healthcare	15.8%

Financial & Business Services	15.4%

Short-Term Instruments	14.7%

Energy	12.1%

Consumer Discretionary	10.0%

Consumer Services	7.5%

Capital Goods	4.2%

Materials & Processing	3.6%

Other	-2.1%

Allianz Funds Semi-Annual Report   |   12.31.05   7

A V A L U E S T O C K F U N D	Ticker Symbols: D Share: PNFDX

NACM Flex-Cap Value Fund

■	NACM Flex-Cap Value Fund seeks long-term capital appreciation by investing in U.S. companies that are, in the opinion of the manager, undervalued in the market place.

■

The Fund’s Class D Shares gained 8.54% for the six months ended December 31, 2005. This result outperformed the Fund’s benchmark, the Russell 3000 Value Index, which rose 5.08% over the same time period.

■

In spite of devastating hurricanes and record oil prices, U.S. equities saw solid gains over the second half of 2005. Returning 7.19% for the period, growth stocks (Russell 3000 Growth Index) generally outperformed the 5.08% advance realized by value stocks (Russell 3000 Value Index). Across investment styles and capitalization ranges, mid-cap growth stocks (Russell Midcap Growth Index) saw the strongest appreciation at 10.22%.

■

Strong stock selection drove Fund performance over the latter half of the year. The strongest sector contributions were in the financials, information technology and industrials groups. From a security-level standpoint, holdings in Barrett Business Services Inc. and AAR Corp. added the most to Fund performance. AAR, an aircraft parts and maintenance business, dramatically increased its outsourcing contracts during the period, driving up the stock price.

■

Although the Fund outperformed the benchmark for the period, there were patches of relative weakness. For example, stock selection in the telecommunications and energy sectors was unfavorable. Drug manufacturer Pfizer was the largest detractor to Fund performance. Shares of the world’s largest pharmaceutical company sunk to levels not seen in years after the firm reported eroded sales for several of their blockbuster drugs and unexpectedly withdrew earnings guidance for 2006 and 2007.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (07/19/02)

NACM Flex-Cap Value Class D	8.54%	4.13%	—	—	20.32%

Russell 3000 Value Index	5.08%	6.86%	—	—	14.77%

Lipper Multi-Cap Value Fund Average	5.47%	6.37%	—	—	13.80%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com.

Annual Fund Operating Expenses Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)

	Class D	Class D

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,085.40	$1,018.55

Expenses Paid During Period	$6.94	$6.72

Expenses are equal to the expense ratio for the class 1.35% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Financial & Business Services	33.2%

Energy	13.9%

Short-Term Investments	11.9%

Capital Goods	7.9%

Technology	7.6%

Consumer Services	6.3%

Healthcare	5.3%

Materials & Processing	5.2%

Communications	4.1%

Consumer Staples	3.1%

Other	1.5%

8   Allianz Funds Semi-Annual Report  |  12.31.05

A G R O W T H S T O C K F U N D	Ticker Symbols: D Share: NGWDX

NACM Growth Fund

■

NACM Growth Fund seeks long-term capital appreciation by investing primarily in growth stocks of U.S. companies with market capitalizations similar to the upper 90% of the Russell 1000 Growth Index as measured at the time of purchase.

■	The Fund’s Class D Shares gained 5.63% for the six months ended December 31, 2005. The Fund’s benchmark, the Russell 1000 Growth Index, returned 7.11% over the same time period.

■

Strong third quarter performance and modest advances during the fourth quarter propelled the broader U.S. equity market forward in the second half of 2005. Within the large-cap universe, growth stocks (Russell 1000 Growth Index) generally outperformed value stocks (Russell 1000 Value Index) for the period with six-month gains of 7.11% and 5.20%, respectively.

■

Stock selection detracted from relative performance in information technology, where positions in VeriSign and Dell delivered disappointing returns. Shares of VeriSign, a provider of internet services, fell during the period after the company missed second quarter earnings expectations because of weaker-than-expected ringtone revenue. Computer maker Dell lost ground after guiding third quarter earnings and revenue below consensus.

■

Stock selection in consumer discretionary also detracted from Fund performance as specialty clothing retailers Abercrombie & Fitch, Ameri-can Eagle Outfitters and Gap Inc. endured a tough third quarter. Retail in general was hurt by skyrocketing energy prices and rising interest rates, raising concerns over consumers’ ability to maintain current spending trends.

■

The Fund benefited from stock selection in the healthcare, consumer staples and financials sectors during the period. The largest individual contributors to Fund performance included Amgen Inc. and Burlington Northern Santa Fe Corp (“BNSF”). The price of Amgen shares rose 32% in the third quarter alone after the company surpassed second-quarter earnings expectations and raised guidance for the year. BNSF saw accelerating profit growth on strong demand for freight shipping. Railroads are often viewed as a low-cost shipping alternative in an environment with rising energy costs.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (07/19/02)

NACM Growth Class D	5.63%	3.76%	—	—	10.00%

Russell 1000 Growth Index	7.11%	5.27%	—	—	10.31%

Lipper Large-Cap Growth Fund Average	8.09%	6.20%	—	—	9.87%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com.

Annual Fund Operating Expenses Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)

	Class D	Class D

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,056.30	$1,019.31

Expenses Paid During Period	$6.06	$5.96

Expenses are equal to the expense ratio for the class 1.19% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Technology	31.3%

Healthcare	17.0%

Consumer Discretionary	7.6%

Energy	7.3%

Consumer Staples	7.1%

Transportation	6.5%

Consumer Services	6.0%

Capital Goods	4.2%

Aerospace	4.1%

Other	8.9%

Allianz Funds Semi-Annual Report   |   12.31.05   9

A V A L U E S T O C K F U N D	Ticker Symbols: D Share: PEIDX

NFJ Dividend Value Fund

■

NFJ Dividend Value Fund seeks current income, with long-term growth of capital as a secondary objective, by investing at least 80% of its assets in common stocks that pay or are expected to pay dividends.

■

The Fund’s Class D Shares returned 7.19% for the six months ended December 31, 2005. This performance significantly outperformed the 5.20% return of the Fund’s benchmark, the Rus-sell 1000 Value Index. The Fund also outperformed the 5.76% return of the broader market, as measured by the S&P 500 Index.

■

The U.S. stock market delivered strong returns in the third quarter of 2005, followed by modest gains in the fourth quarter. The market as a whole (as measured by the S&P 500 Index) rose 5.76% for the six-month period. Within stocks, large caps outperformed mid- and small-cap stocks, with returns of 6.15% (Russell 1000 Index), 8.41% (Russell Midcap Index) and 5.88% (Russell 2000 Index), respectively. Growth outperformed value across all market-caps.

■

The Fund’s strong relative performance can be traced to strong stock selection across several sectors, including top-performing energy. Within energy, the Fund saw significant contributions from names such as Petroleo Brasileiro S/A, Marathon Oil Corp., and PetroChina Co. Ltd.

■	Stock selection in consumer discretionary also added to relative performance. A standout in this area was Whirlpool Corp, whose stock was up on a proposed acquisition by Maytag.

■

While the Fund delivered solid absolute and relative performance, there were some areas of weakness, including disappointing stock selections in industrials. For example, the Fund’s investment in Deluxe Corp. and DTE Energy Co. were both a drag on performance.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception*† (05/08/00)

NFJ Dividend Value Class D	7.19%	11.43%	11.75%	—	11.85%

Russell 1000 Value Index	5.20%	7.05%	5.28%	—	6.03%

S&P 500 Index	5.76%	4.90%	0.54%	—	-1.06%

Lipper Equity Income Fund Average	4.67%	5.80%	3.59%	—	5.04%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. †The Fund began operations on 05/08/00. Index comparisons began on 04/30/00.

Annual Fund Operating Expenses Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)

	Class D	Class D

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,071.90	$1,019.68

Expenses Paid During Period	$5.73	$5.58

Expenses are equal to the expense ratio for the class 1.11% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Financial Services	26.7%

Short-Term Investments	19.1%

Energy	13.5%

Consumer Discretionary	11.5%

Consumer Staples	9.6%

Healthcare	7.8%

Utilities	7.7%

Materials & Processing	5.7%

Telecommunication Services	5.7%

Other	-7.3%

10   Allianz Funds Semi-Annual Report  |  12.31.05

A V A L U E S T O C K F U N D	Ticker Symbols: D Share: PNBDX

NFJ Large-Cap Value Fund

■

NFJ Large-Cap Value Fund seeks long-term growth of capital and income by normally investing at least 80% of its net assets in common stocks issued by large-cap companies with below average P/E ratios relative to the market and their respective industry groups.

■	The Fund’s Class D Shares returned 6.36% for the six months ended December 31, 2005. This performance surpassed the 4.52% return of the Russell Top 200 Value Index.

■

The U.S. stock market delivered strong returns in the third quarter of 2005, followed by modest gains in the fourth quarter. The market as a whole (as measured by the S&P 500 Index) rose 5.76% for the six-month period. Within stocks, large caps outperformed mid- and small-cap stocks, with returns of 6.15% (Russell 1000 Index), 8.41% (Russell Midcap Index) and 5.88% (Russell 2000 Index), respectively. Large-cap growth outperformed large-cap value for the period, with growth (Russell 1000 Growth Index) up 7.11% and value (Russell 1000 Value Index) up 5.20%.

■

The Fund’s relative performance was helped by strong stock selection in most sectors. In particular, the Fund saw strength from its holdings in consumer discretionary, including McDonald’s. McDonald’s was attractive based on its relatively high yield and low valuation. The stock saw considerable price appreciation over the reporting, in part due to anticipation of the Chipotle spin-off in early 2006.

■

Stock selection in the top-performing energy sector also contributed to relative performance. One stand-out in this area was Valero Energy Corp., which saw price gains on better-than-expected second quarter earnings.

■

Relative performance was hurt by disappointing stock selection in the financial sector. For example, Fund holdings Countrywide Financial Corp. and Fannie Mae both suffered over reduced demand for mortgages in a rising interest rate environment.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception*† (05/08/00)

NFJ Large-Cap Value Class D	6.36%	9.85%	10.74%	—	11.01%

Russell Top 200 Value Index	4.52%	4.58%	2.35%	—	2.77%

Russell Midcap Value Index	6.76%	12.64%	12.20%	—	13.88%

Lipper Large-Cap Value Fund Average	5.43%	5.72%	3.10%	—	4.11%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. †The Fund began operations on 05/08/00. Index comparisons began on 04/30/00.

Annual Fund Operating Expenses Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)

	Class D	Class D

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,063.60	$1,019.62

Expenses Paid During Period	$5.77	$5.64

Expenses are equal to the expense ratio for the class 1.14% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Financial Services	28.7%

Short-Term Investments	11.5%

Energy	9.6%

Consumer Staples	9.5%

Industrials	9.5%

Materials & Processing	8.7%

Healthcare	6.9%

Consumer Discretionary	4.7%

Real Estate Investment Trust	3.7%

Other	7.2%

Allianz Funds Semi-Annual Report  |  12.31.05   11

A V A L U E S T O C K F U N D	Ticker Symbols: D Share: PNVDX
NFJ Small-Cap Value Fund

■

NFJ Small-Cap Value Fund seeks long-term growth of capital and income by normally investing at least 80% of its net assets in the common stocks of companies with market capitalizations of between $100 million and $1.8 billion at the time of investment. The Fund invests primarily in dividend-paying stocks with below-average P/E ratios relative to the market and their respective industry groups.

■	The Fund’s Class D Shares returned 5.15% for the six months ended December 31, 2005. This performance surpassed the 3.77% return of the Fund’s benchmark, the Russell 2000 Value Index.

■

The U.S. stock market delivered strong returns in the third quarter of 2005, followed by modest gains in the fourth quarter. The market as a whole (as measured by the S&P 500 Index) rose 5.76% for the six-month period. Within stocks, large caps outperformed mid- and small-cap stocks, with returns of 6.15% (Russell 1000 Index), 8.41% (Russell Midcap Index) and 5.88% (Russell 2000 Index), respectively. Small-cap value trailed small-cap growth over the period, with value (Russell 2000 Value Index) up 3.77% and growth (Russell 2000 Growth Index) up 8.01%.

■

The Fund delivered strong relative performance in a challenging market for small-cap value investors. This performance was due in part to overweight exposure to the top-performing energy sector. Energy as a whole has done well over the last several quarters.

■

Relative performance was also helped by stock selection in the industrials sector. York International Corp. and SkyWest Inc. are two names in this space that did particularly well for the Fund. York was up during the period after news that it was being acquired by Johnson Controls. Sky-West performed well after announcing plans to purchase Atlantic Southeast Airlines.

■	Underweight exposure in technology hurt relative performance. The Fund only held two technology names (Methode Electronics Inc. and Landauer Inc.) and both lost ground over the reporting period.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception*† (10/01/91)

NFJ Small-Cap Value Class D	5.15%	10.31%	16.57%	14.17%	13.94%

Russell 2000 Value Index	3.77%	4.70%	13.55%	13.08%	14.62%

Russell 2000 Index	5.88%	4.56%	8.23%	9.26%	11.22%

Lipper Small-Cap Value Fund Average	5.33%	6.16%	13.72%	12.52%	13.15%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. †The Fund began operations on 10/01/91. Index comparisons began on 09/30/91.

Annual Fund Operating Expenses	Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)

	Class D	Class D

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,051.50	$1,018.92

Expenses Paid During Period	$6.45	$6.34

Expenses are equal to the expense ratio for the class 1.24% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Short-Term Investments	21.5%

Consumer Discretionary	14.1%

Energy	11.2%

Materials & Processing	10.4%

Financial Services	9.6%

Industrial	9.6%

Real Estate Investment Trust	8.7%

Utilities	8.6%

Consumer Staples	8.0%

Other	-1.7%

12   Allianz Funds Semi-Annual Report  |  12.31.05

A B L E N D S T O C K F U N D	Ticker Symbols: D Share: AOCDX
OCC Core Equity Fund

■

OCC Core Equity Fund seeks long-term capital appreciation by investing mainly in common stocks of U.S. issuers that the portfolio manager believes are undervalued in the marketplace. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks. The Fund may invest in other equity securities, such as preferred stocks, warrants and debt securities convertible into common stocks. The Fund invests primarily in companies with market capitalizations of greater than $5 billion at the time of investment. The Fund may also invest up to 25% of its assets in non-U.S. securities.

■	The Fund’s Class D Shares returned 4.11% for the six months ended December 31, 2005. This performance trailed the 5.76% return of the Fund’s benchmark, the S&P 500 Index.

■

The U.S. stock market picked up in the second half of 2005, with a strong third quarter and modest gains in the fourth quarter. Within stocks, mid-caps outperformed large- and small-cap stocks and growth outperformed value.

■

The Fund’s relative performance was hindered by underweight exposure and disappointing stock selection in the consumer discretionary sector. For example, the Fund held Kohl’s Corp., a retail chain that fell on slightly depressed same-store-sales.

■

Performance was also hurt by unfavorable stock selection in technology. In particular, the Fund was hindered by its investment in Dell Inc. Dell stock fell considerably after announcing disappointing earnings and voicing concerns over prospects in the face of tighter margins and increased competition.

■

Stock selection in healthcare helped relative performance. Healthcare, especially biotechnology, saw increased volatility over the reporting period, but individual holdings still offered attractive opportunity. The Fund’s investment in managed care provider Aetna Inc. increased on strong quarterly results. Biotechnology firm Biogen Idec. also advanced, as its multiple sclerosis therapy received FDA priority review.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (03/31/05)

OCC Core Equity Class D	4.11%	—	—	—	6.72%

S&P 500 Index	5.76%	—	—	—	7.20%

Lipper Multi-Cap Core Fund Average	6.80%	—	—	—	8.86%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com.

Annual Fund Operating Expenses	Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)

	Class D	Class D

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,041.10	$1,019.00

Expenses Paid During Period	$5.66	$5.60

Expenses are equal to the expense ratio for the class 1.10% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Financial & Business Services	24.0%

Healthcare	15.4%

Consumer Discretionary	14.3%

Technology	13.4%

Energy	8.5%

Capital Goods	8.4%

Building	4.2%

Short-Term Instruments	3.6%

Consumer Services	3.1%

Other	5.1%

Allianz Funds Semi-Annual Report  |  12.31.05    13

A V A L U E S T O C K F U N D	Ticker Symbols: D Share: PREDX
OCC Renaissance Fund

■

OCC Renaissance Fund seeks long-term growth of capital and income by investing at least 65% of its assets in the common stocks of companies with below-average valuations whose business fundamentals are expected to improve. Although the Fund typically invests in companies with market capitalizations of $1 billion to $10 billion at the time of investment, it may invest in companies in any capitalization range. To achieve income, the Fund invests a portion of its assets in stocks that the portfolio managers expect will generate income (for example, by paying dividends).

■	The Fund’s Class D Shares returned 5.57% for the six months ended December 31, 2005. This performance trailed the 6.76% return of the Fund’s benchmark, the Russell Midcap Value Index.

■

Record high energy prices, inflation fears and a much-discussed real estate market combined to keep stocks relatively flat in the first six months of 2005. But, the market picked up in the second half of the year, with a strong third quarter and modest gains in the fourth quarter. Within stocks, mid-caps outperformed large- and small-cap stocks and growth outperformed value.

■

The Fund’s relative performance was due in part to disappointing stock selection in the healthcare and technology sectors. Within healthcare, performance was hindered by names such as Beckman Coulter, a provider of diagnostic instruments and supplies. Beckman’s change in accounting methods, coupled with some modest gross margin pressure, led to an unexpected shortfall in the company’s accounting income. We continue to hold a position in the company as we believe it is fundamentally strong and substantially undervalued.

■	Within technology, performance was hurt by bar-code equipment maker Zebra Technologies. Zebra sales fell as struggling retailers cut back on purchasing new inventory management systems.

■

Performance was helped over the reporting period by strong stock selection in the financial sector. One standout financial stock is commercial lender CIT Group. CIT reported earnings growth and higher returns thanks to lower-than-normal credit losses. The stock rose over 20% over the six-month period.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (04/18/88)

OCC Renaissance Fund Class D	5.57%	-3.64%	9.25%	16.19%	13.86%

Russell Midcap Value Index	6.76%	12.64%	12.20%	13.65%	14.12%

Lipper Mid-Cap Value Fund Average	6.53%	9.15%	11.28%	12.15%	12.20%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com.

Annual Fund Operating Expenses	Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)

	Class D	Class D

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,055.70	$1,019.00

Expenses Paid During Period	$6.37	$6.26

Expenses are equal to the expense ratio for the class 1.23% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Financial & Business Services	33.8%

Short-Term Investments	16.2%

Healthcare	12.5%

Technology	11.2%

Consumer Services	9.0%

Capital Goods	7.5%

Energy	6.9%

Consumer Discretionary	5.2%

Utilities	3.9%

Other	-6.2%

14   Allianz Funds Semi-Annual Report  |  12.31.05

A V A L U E S T O C K F U N D	Ticker Symbols: D Share: PVLDX
OCC Value Fund

■

OCC Value Fund seeks long-term growth of capital and income by investing at least 65% of its assets in the common stocks of companies with market capitalizations of more than $5 billion at the time of investment.

■	The Fund’s Class D Shares returned 5.65% for the six months ended December 31, 2005. This performance exceeded the 5.20% return of the Fund’s benchmark, the Russell 1000 Value Index.

■

Record high energy prices, inflation fears and a much-discussed real estate market combined to keep stocks relatively flat in the first six months of 2005. But, the market picked up in the second half of the year, with a strong third quarter and modest gains in the fourth quarter. Within stocks, mid-caps outperformed large-and small-cap stocks and growth outperformed value.

■

The Fund’s relative outperformance was due in part to strong stock selection in the financial sector. The Fund saw particular strength in bank holdings, despite measured increases from the Federal Reserve Board and a flattening yield curve. Standouts in this area included banking conglomerates JPMorgan Chase, Bank of America and Citigroup, all among the top performing stocks over the period.

■

Relative performance was also helped by the Fund’s underweight exposure to utilities. Utilities as a group were one of the underperforming sectors over the six-month period. In our opinion, yield-driven momentum has driven many stocks in the sector up beyond their intrinsic value.

■	Stock selection in the technology sector hindered relative performance. For example, security software maker McAfee Inc. fell on concerns about competitive pressures from Microsoft.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (12/30/91)

OCC Value Class D	5.65%	2.72%	8.39%	12.89%	13.44%

Russell 1000 Value Index	5.20%	7.05%	5.28%	10.94%	12.42%

Lipper Large-Cap Value Fund Average	5.43%	5.72%	3.10%	8.68%	10.36%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com.

Annual Fund Operating Expenses	Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)

	Class D	Class D

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,056.50	$1,019.65

Expenses Paid During Period	$5.72	$5.61

Expenses are equal to the expense ratio for the class 1.09% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Financial & Business Services	44.8%

Energy	11.9%

Healthcare	8.8%

Consumer Services	8.2%

Short-Term Investments	7.4%

Materials & Processing	6.6%

Capital Goods	5.2%

Consumer Discretionary	4.7%

Technology	4.3%

Other	-1.9%

Allianz Funds Semi-Annual Report  |  12.31.05   15

A B L E N D S T O C K F U N D	Ticker Symbols: D Share: PGIDX

PEA Equity Premium Strategy Fund (formerly PEA Growth & Income Fund)

■

PEA Equity Premium Strategy Fund seeks long-term growth of capital and current income by normally investing at least 65% of its assets in stocks of companies with market capitalizations greater than $5 billion at the time of investment.

■

Effective November 1, the Fund began writing call options on both the individual stock holdings in the fund as well as on the S&P 500 Index. The covered call strategy intends to enhance the income potential of the portfolio while simultaneously reducing the volatility of the performance stream.

■	The Fund’s Class D Shares returned 4.72% for the six months ended December 31, 2005. This performance trailed the 5.76% return of the Fund’s benchmark, the S&P 500 Index.

■

Record high energy prices, inflation fears and a much-discussed real estate market combined to keep stocks relatively flat in the first six months of 2005. But, the market picked up in the second half of the year, with a strong third quarter and modest gains in the fourth quarter. Within stocks, mid-caps outperformed large- and small-cap stocks and growth outperformed value.

■

The Fund’s relative performance was due in part to disappointing stock selection in the Technology sector. In particular, network equipment maker Cisco Systems also moderated as sales of its switches decelerated. An earnings disappointment in the second half caused us to exit our position in PC maker Dell as we expected a few additional difficult quarters to follow.

■

Performance was also hurt by overweight exposure to consumer discretionary stocks. We continue like to the long-term potential of several names in this space, including Sears Holdings. However Sears stock fell after press reports highlighted the company’s relatively low capital spending and sell-offs by some mutual funds. Our research suggests that Sears still offers substantial value.

■	Stock selection was much stronger in the healthcare sector. For example, Fund performance benefited from holdings in managed care provider Aetna Inc. and biotechnology firm Biogen Idec.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (12/28/94)

PEA Equity Premium Strategy Class D	4.72%	3.76%	-3.19%	10.38%	12.12%

S&P 500 Index	5.76%	4.90%	0.54%	9.07%	11.40%

Lipper Large-Cap Core Fund Average	5.99%	4.84%	-0.95%	7.59%	9.71%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com.

Annual Fund Operating Expenses	Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)

	Class D	Class D

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,047.20	$1,018.81

Expenses Paid During Period	$6.54	$6.45

Expenses are equal to the expense ratio for the class 1.30% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Financial & Business Services	25.6%

Technology	15.5%

Consumer Discretionary	13.7%

Healthcare	12.6%

Short-Term Instruments	10.3%

Capital Goods	7.6%

Energy	5.9%

Building	4.3%

Materials & Processing	3.3%

Other	1.2%

16   Allianz Funds Semi-Annual Report  |  12.31.05

A G R O W T H S T O C K F U N D	Ticker Symbols: D Share: PGRDX

PEA Growth Fund

■

PEA Growth Fund seeks long-term growth of capital, with income an incidental consideration by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of at least $5 billion at the time of investment.

■	The Fund’s Class D Shares returned 7.82% for the six months ended December 31, 2005. This performance exceeded the 7.11% return of the Russell 1000 Growth Index.

■

Record high energy prices, inflation fears and a much-discussed real estate market combined to keep stocks relatively flat in the first six months of 2005. But, the market picked up in the second half of the year, with a strong third quarter and modest gains in the fourth quarter. Within stocks, mid-caps outperformed large- and small-cap stocks and growth outperformed value.

■

The Fund’s relative performance was helped by strong stock selection in the healthcare sector. For example, the Fund benefited from its investment in Teva pharmaceuticals and biotechnology firm Biogen Idec.

■

Performance was also supported by overweight exposure and stock selection in the financial sector. Financials in general outperformed the market, despite measured increases from the Federal Reserve Board and a flattening yield curve. Standouts in this area included investment bank Merrill Lynch.

■

Stock selection in technology detracted from relative performance. In particular, the Fund saw disappointing returns from its investment in Juniper Networks, with analysts’ increasing concerns over the company’s ability to grow its non-core product lines.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception*
					(02/24/84)

PEA Growth Class D	7.82%	5.61%	-6.19%	5.96%	11.79%

Russell 1000 Growth Index	7.11%	5.27%	-3.58%	6.73%	11.59%

Lipper Large-Cap Growth Fund Average	8.09%	6.20%	-3.99%	6.67%	10.47%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com.

Annual Fund Operating Expenses	Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)

	Class D	Class D

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,078.20	$1,019.36

Expenses Paid During Period	$6.08	$5.90

Expenses are equal to the expense ratio for the class 1.15% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Technology	32.2%

Healthcare	19.7%

Financial & Business Services	15.1%

Short-Term Instruments	11.9%

Consumer Discretionary	8.1%

Consumer Staples	7.0%

Consumer Services	5.2%

Energy	4.0%

Capital Goods	4.0%

Other	-7.2%

Allianz Funds Semi-Annual Report  |   12.31.05   17

A G R O W T H S T O C K F U N D	Ticker Symbols: D Share: PTRDX

PEA Target Fund

■

PEA Target Fund seeks capital appreciation by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations between $1 billion and $10 billion at the time of investment.

■	The Fund’s Class D Shares returned 8.07% for the six months ended December 31, 2005. This performance trailed the 10.22% return of the Fund’s benchmark, the Russell Midcap Growth Index.

■

Record high energy prices, inflation fears and a much-discussed real estate bubble combined to keep stocks relatively flat in the first six months of 2005. But, the market picked up in the second half of the year, with a strong third quarter and modest gains in the fourth quarter. Within stocks, mid-caps outperformed large- and small-cap stocks and growth outperformed value.

■

The Fund’s relative performance was due in part to underweight exposure to the energy sector. Energy was the top performing sector in the first half of 2005 and into the third quarter, buoyed by record high oil and natural gas prices. But, as inventory reports showed adequate supply energy came under pressure, driving down stock prices.

■	Nonetheless, the sector delivered strong returns for the Index over the six-month period and our underweight exposure hindered relative returns. Stock selection within energy also hurt performance.

■

Stock selection within healthcare also hindered relative performance. For example, the Fund saw disappointing returns from its investment in Bausch and Lomb and Kinetic Concepts, one of our large holdings at the beginning of the quarter.

■

Relative performance was helped by an overweight in telecommunications. Strong stock selection in the sector also contributed, including NII Holdings. NII benefited from strong subscriber growth in the Latin American wireless market.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception*
					(12/17/92)

PEA Target Class D	8.07%	5.24%	-3.71%	9.78%	12.03%

Russell Midcap Growth Index	10.22%	12.10%	1.38%	9.27%	10.20%

Lipper Midcap Growth Fund Average	9.48%	9.79%	-0.48%	8.05%	9.39%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com.

Annual Fund Operating Expenses	Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)

	Class D	Class D

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,080.70	$1,019.16

Expenses Paid During Period	$5.77	$5.64

Expenses are equal to the expense ratio for the class 1.20% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Technology	26.7%

Short-Term Investments	24.6%

Healthcare	16.5%

Consumer Services	15.1%

Consumer Discretionary	9.9%

Financial & Business Services	8.6%

Energy	7.9%

Capital Goods	5.6%

Materials & Processing	5.4%

Other	-20.3%

18   Allianz Funds Semi-Annual Report  |  12.31.05

A G R O W T H S T O C K F U N D	Ticker Symbols: D Share: DLCNX

RCM Large-Cap Growth Fund

■	RCM Large-Cap Growth Fund seeks long-term capital appreciation by normally investing at least 80% of its net assets in stocks of U.S. companies with market capitalizations of at least $3 billion.

■

The Fund’s Class D Shares returned 9.58% for the six-month period ended December 31, 2005. This return significantly outperformed the Fund’s benchmark, the S&P 500 Index, which returned 5.76% for the same period.

■

After a slow start earlier in the year, stocks picked up in the last six months of 2005. Strong third quarter performance and modest gains in the fourth quarter allowed the market as a whole (as measured by the S&P 500 Index) to finish the reporting period up 5.76%.

■

Relative performance was helped over the six months by overweight exposure and strong stock selection in the technology sector. In particular, the Fund benefited from positions in SanDisk Corp. and Marvell Technology Group Ltd. SanDisk was up on increased demand for flash memory cards used in digital cameras, digital music players and cell phones. Marvell stock rose on the announcement of record third quarter results.

■	The Fund also saw strength from its investment in Apple Computer Inc. Apple stock continued to perform well as the company dominates the mp3 player market with its iPod products.

■

While the Fund delivered solid absolute and relative performance over the reporting period, there were some areas of weakness, including stock selection in health care. For example, Fund holding Abbott Laboratories was hurt by disappointing clinical trial results on its heart treatment drug.

Total Return    For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception*
					(12/31/96)

RCM Large-Cap Growth Class D	9.58%	10.02%	-3.64%	—	8.45%

S&P 500 Index	5.76%	4.90%	0.54%	—	7.63%

Lipper Large-Cap Growth Fund Average	8.09%	6.20%	-3.99%	—	5.46%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com.

Annual Fund Operating Expenses	Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)

	Class D	Class D

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,095.80	$1,019.61

Expenses Paid During Period	$5.86	$5.65

Expenses are equal to the expense ratio for the class 1.15% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Technology	30.1%

Healthcare	21.1%

Financial & Business Services	13.3%

Energy	10.7%

Short-Term Investments	10.5%

Consumer Discretionary	7.0%

Consumer Staples	5.3%

Consumer Services	4.0%

Aerospace	3.6%

Other	-5.6%

Allianz Funds Semi-Annual Report  |   12.31.05   19

A G R O W T H S T O C K F U N D	Ticker Symbols: D Share: DMCNX

RCM MID-Cap Fund

■

RCM Mid-Cap Fund seeks long-term capital appreciation by normally investing 80% of its net assets in equity securities of small-to medium-sized U.S. companies with market capitalizations comparable to those companies included in the Russell Mid-cap Growth Index.

■	The Fund’s Class D Shares returned 12.26% for the six months ended December 31, 2005. The Fund’s benchmark, the Russell Midcap Growth Index, returned 10.22% for the same period.

■

After declining during the first quarter, most major stock market indices rebounded in the remainder of the year. The market as a whole (as measured by the S&P 500 Index) was up 5.76% for the six-month period ending 12/31/05. Mid-caps outperformed small- and large-cap stocks in this environment. Within mid-caps, growth outperformed value, with the Russell Midcap Growth Index up 10.22% and the Russell Midcap Value Index up 6.76%.

■

Relative performance was supported during this period by strong stock selection in the semiconductor industry. In particular, positions in SanDisk and Marvell Technology Group Ltd. helped performance. SanDisk stock rose in response to increased demand for flash memory cards, which are used in digital cameras, digital music players and cell phones. Marvell Technology stock was supported by better-than-expected third quarter results.

■

Stock selection in financials also contributed to relative performance. One example was Lazard Ltd. Increased mergers and acquisition activity and increasing demand for advisory services drove up the firm’s third quarter profits.

■

Communications equipment stocks Tekelec, Avaya, and Sonus held back the Fund’s returns. Tekelec develops network signaling products, switching products and services, and selected service applications for telecommunications networks and contact centers. The company is facing competitive pressures along with a change in senior management—the CEO recently announced his retirement. RCM sold the stock during the quarter.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception*
					(11/06/79)

RCM Mid-Cap Class D	12.26%	9.74%	-2.53%	8.54%	15.34%

Russell Midcap Growth Index	10.22%	12.10%	1.38%	9.27%	—

Lipper Mid-Cap Growth Fund Average	9.48%	9.79%	-0.48%	8.05%	12.62%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. The inception of the RCM Mid-Cap Fund pre dates the inception of the Russell Midcap Growth Index. As such, no number is presented for the inception period for the index.

Annual Fund Operating Expenses	Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)

	Class D	Class D

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,122.60	$1,019.51

Expenses Paid During Period	$6.05	$5.75

Expenses are equal to the expense ratio for the class 1.15% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Technology	23.2%

Healthcare	16.3%

Energy	14.9%

Consumer Discretionary	12.1%

Consumer Services	11.7%

Short-Term Investments	10.2%

Financial & Business Services	6.2%

Materials & Processing	4.1%

Capital Goods	3.5%

Other	-2.2%

20   Allianz Funds Semi-Annual Report  |  12.31.05

A G R O W T H S T O C K F U N D	Ticker Symbols: D Share: DRTNX

RCM Targeted Core Growth Fund

■	RCM Targeted Core Growth Fund seeks after-tax growth of capital by investing in a broadly diversified portfolio of equity securities of U.S. companies.

■

The Fund’s Class D Shares returned 11.57% for the six months ended December 31, 2005. This return significantly outperformed the Fund’s benchmark, the S&P 500 Index, which returned 5.76% for the same period.

■

Despite some clear challenges in the global economy, the stock market picked up in the second half of 2005. Strong third quarter performance and modest gains in the fourth quarter allowed the market as a whole (as measured by the S&P 500 Index) to finish the reporting period up 5.76%.

■

Favorable stock selection was the primary source of the Fund’s strong relative performance. Stock picks in technology made the most significant contribution, with Apple Computer, Marvell Technology and SanDisk all performing well for the Fund over the period.

■

Overweight positions in biotechnology also helped relative performance. While biotechnology had suffered earlier in the year, the industry as a whole (as measured by the NASDAQ Biotechnology Index) rose 14.47% over the reporting period, boosted by increased mergers and acquisition activity.

■

While the Fund delivered strong absolute and relative performance, there were areas of some weakness, including stock selection in health care. Specifically, performance was hindered by Fund holdings Abbott Laboratories and Stryker Corp.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception*
					(12/30/98)

RCM Targeted Core Growth Class D	11.57%	7.36%	-2.74%	—	2.83%

Class D Shares after taxes on distribution	—	7.36%	-2.74%	—	2.73%

Class D Shares after distributions & sales of fund shares	—	4.78%	-2.31%	—	2.38%

S&P 500 Index	5.76%	4.90%	0.54%	—	—

Lipper Large-Cap Growth Fund Average	8.09%	6.20%	-3.99%	—	-0.35%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com.

Annual Fund Operating Expenses	Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)

	Class D	Class D

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,115.70	$1,018.80

Expenses Paid During Period	$6.77	$6.46

Expenses are equal to the expense ratio for the class 1.30% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Technology	32.4%

Healthcare	16.9%

Short-Term Investments	11.4%

Consumer Discretionary	11.0%

Consumer Staples	9.4%

Energy	8.9%

Financial & Business Services	8.0%

Capital Goods	3.7%

Aerospace	2.7%

Other	-4.4%

Allianz Funds Semi-Annual Report  |   12.31.05   21

Schedule of Investments
 CCM Capital Appreciation Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—98.9%
Aerospace—2.8%
Boeing Co. (b)	278,410	$19,555
Raytheon Co.	398,680	16,007

		35,562

Capital Goods—6.1%
Caterpillar, Inc.	278,560	16,092
Illinois Tool Works, Inc.	174,870	15,387
Ingersoll-Rand Co., Ltd. Class A (b)	397,520	16,048
Rockwell Automation, Inc.	263,890	15,612
Textron, Inc.	197,260	15,185

		78,324

Communications—3.0%
AT&T, Inc.	768,720	18,826
NII Holdings, Inc., Class B (a)(b)	418,030	18,259
Sprint Corp. (b)	83,338	1,947

		39,032

Consumer Discretionary—6.4%
Fastenal Co. (b)	382,440	14,988
Harman International Industries, Inc. (b)	176,110	17,232
Home Depot, Inc.	492,610	19,941
Nike, Inc., Class B	176,390	15,309
Tiffany & Co.	398,220	15,248

		82,718

Consumer Services—7.5%
Iron Mountain, Inc. (a)	362,200	15,292
Marriott International, Inc., Class A	239,310	16,027
McGraw-Hill Cos., Inc.	323,460	16,700
Monster Worldwide, Inc. (a)	386,230	15,766
Robert Half International, Inc.	446,000	16,899
Starwood Hotels & Resorts Worldwide, Inc.,Class B, Unit	249,980	15,964

		96,648

Consumer Staples—1.3%
PepsiCo, Inc.	284,970	16,836

Energy—8.8%
Apache Corp.	171,838	11,774
Baker Hughes, Inc.	211,990	12,885
Marathon Oil Corp.	196,490	11,980
Noble Corp.	194,930	13,750
Peabody Energy Corp.	185,060	15,253
Schlumberger Ltd. (b)	182,120	17,693
Transocean, Inc. (a)	211,850	14,764
XTO Energy, Inc.	333,920	14,672

		112,771

Financial Services—15.3%
American Express Co.	301,930	15,537
Capital One Financial Corp.	177,760	15,359
CIT Group, Inc.	366,220	18,963
Franklin Resources, Inc.	160,000	15,042
Genworth Financial, Inc., Class A (b)	474,010	16,391
Goldman Sachs Group, Inc. (b)	126,000	16,092
Lehman Brothers Holdings, Inc. (b)	149,110	19,111
Loews Corp.	163,890	15,545
Merrill Lynch & Co., Inc. (b)	249,910	16,926
MetLife, Inc.	299,740	14,687

	Shares	Value (000s)

PNC Financial Services Group, Inc.	263,860	$16,315
Prudential Financial, Inc. (b)	228,370	16,714

		196,682

Healthcare—16.9%
Allergan, Inc. (b)	167,930	18,130
Amgen, Inc. (a)	192,392	15,172
Baxter International, Inc.	396,090	14,913
Coventry Health Care, Inc. (a)	266,900	15,203
Eli Lilly & Co.	270,780	15,323
Express Scripts, Inc. (a)(b)	173,250	14,518
Genentech, Inc. (a)	156,960	14,519
Genzyme Corp. (a)	234,330	16,586
Medtronic, Inc.	298,870	17,206
St. Jude Medical, Inc. (a)	349,400	17,540
UnitedHealth Group, Inc.	344,710	21,420
WellPoint, Inc. (a)	254,980	20,345
Wyeth	346,000	15,940

		216,815

Materials & Processing—2.3%
Phelps Dodge Corp.	97,730	14,061
Vulcan Materials Co.	219,810	14,892

		28,953

Technology—23.7%
Adobe Systems, Inc.	363,720	13,443
Advanced Micro Devices, Inc. (a)	576,450	17,639
American Tower Corp. (a)	575,120	15,586
Apple Computer, Inc. (a)	296,530	21,318
Autodesk, Inc.	395,990	17,008
Broadcom Corp., Class A (a)	345,640	16,297
Citrix Systems, Inc. (a)	581,750	16,743
Corning, Inc. (a)	737,000	14,489
Emerson Electric Co.	205,240	15,331
Expedia, Inc. (a)	512,890	12,289
Fiserv, Inc. (a)	393,150	17,012
Harris Corp. (b)	341,900	14,705
Hewlett-Packard Co.	520,460	14,901
International Business Machines Corp.	186,280	15,312
Microsoft Corp.	839,890	21,963
Motorola, Inc.	643,840	14,544
National Semi-conductor Corp.	587,040	15,251
QUALCOMM, Inc.	375,780	16,189
SanDisk Corp. (a)(b)	242,370	15,226

		305,246

Transportation—2.5%
Burlington Northern Santa Fe Corp.	230,160	16,300
Southwest Airlines Co. (b)	920,030	15,116

		31,416

Utilities—2.3%
Duke Energy Corp. (b)	509,680	13,991
TXU Corp.	318,460	15,983

		29,974

Total Common Stock
(cost—$1,127,745)		1,270,977

	Principal Amount (000s)	Value (000s)
SHORT-TERM INVESTMENTS—13.1%
Collateral Invested for
Securities on Loan (d)—8.1%
Adirondack 2005-1 Corp.,
4.356% due 1/25/06	$5,000	$4,984
Bavaria Universal Funding,
4.412% due 2/27/06, FRN (c)	2,000	1,986
Beta Finance, Inc., Series 3,
4.301% due 8/1/06, FRN (c)	2,000	2,000
Canadian Imperial Bank,
4.00% due 1/3/06	908	908
Citigroup Global Markets, Inc.,
4.32% due 1/3/06	1,000	1,000
Compass Securitization,
4.376% due 1/23/06	12,000	11,965
Credit Suisse First Boston, FRN
4.313% due 2/27/06	1,000	1,001
4.319% due 2/27/06	3,000	3,002
4.323% due 2/6/06	5,000	5,004
Davis Square Funding V Corp.,
4.352% due 1/3/06	1,000	1,000
4.391% due 1/30/06	6,000	5,978
4.392% due 1/31/06	2,000	1,992
Morgan Stanley,
4.28% due 2/3/06, FRN	3,000	3,000
4.33% due 6/20/06	5,000	5,000
4.33% due 7/10/06	1,000	1,000
Northern Rock PLC,
4.321% due 2/3/06, FRN (c)	2,000	2,000
Ormond Quay Funding LLC,
4.332% due 1/30/06	5,000	4,981
Sierra Madre Funding Delaware Corp.,
4.356% due 1/26/06	10,000	9,968
Sigma Finance, Inc., FRN (c)
4.251% due 3/6/06	3,000	2,999
4.308% due 1/27/06	5,000	5,004
4.348% due 2/15/06	5,000	4,998
Skandinaviska Enskilda Banken,
4.349% due 1/20/06	4,000	4,000
Tango Finance Corp.,
4.251% due 1/11/06, FRN (c)	3,000	3,001
Treasury Bank, FRN
4.419% due 2/27/06	5,000	5,000
4.429% due 3/15/06	13,000	13,000

		104,771

Repurchase Agreement—5.0%
State Street Bank & Trust Co.,
dated 12/30/05, 3.90%, due
1/3/06, proceeds $63,804;	63,776	63,776

collateralized by Fannie Mae,
2.625% - 5.00%, 1/15/07 -
1/19/07 valued at $26,442
including accrued interest;
and Federal Home Loan Bank,
3.375% - 4.875%, 2/15/07 -
4/16/07, valued at $23,770
including accrued interest;
and Freddie Mac, 2.75%,
2/9/07 valued at $14,842
including accrued interest
(cost—$63,776)

Total Short-Term Investments
(cost—$168,543)		168,547

22   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Schedule of Investments (cont.)
CCM Capital Appreciation Fund
December 31, 2005 (unaudited)

Value (000s)
Total Investments
(cost—$1,296,288)—112.0%	$1,439,524

Liabilities in excess of
other assets—(12.0)%	(153,829)

Net Assets—100.0%	$1,285,695

Notes to Schedule of Investments (amounts in thousands):
(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $102,035; cash collateral of $104,553 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from securities on loan.

Glossary:

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

See accompanying notes  |  12.31.05  |  Allianz Funds Semi-Annual Report   23

Schedule of Investments
 CCM Mid-Cap Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—99.5%
Aerospace—1.1%
Rockwell Collins, Inc.	301,700	$14,020

Capital Goods—4.2%
Black & Decker Corp.	178,180	15,494
Fluor Corp. (b)	210,040	16,228
Joy Global, Inc.	565,720	22,629

		54,351

Communications—2.7%
NII Holdings, Inc., Class B (a)	408,480	17,843
West Corp. (a)	407,950	17,195

		35,038

Consumer Discretionary—10.0%
Chico’s FAS, Inc. (a)	401,080	17,619
Claire’s Stores, Inc.	546,540	15,970
Ingram Micro, Inc., Class A (a)	815,290	16,249
Nordstrom, Inc.	411,550	15,392
Office Depot, Inc. (a)	536,290	16,840
Tech Data Corp. (a)	384,690	15,264
Tiffany & Co.	402,960	15,429
W. W. Grainger, Inc.	223,370	15,882

		128,645

Consumer Services—7.5%
Boyd Gaming Corp.	382,220	18,217
Choice Hotels International, Inc.	452,970	18,916
Hilton Hotels Corp.	711,000	17,142
RR Donnelley & Sons Co.	434,040	14,848
Service Corp International	1,859,910	15,214
Station Casinos, Inc.	185,030	12,545

		96,882

Consumer Staples—2.4%
Brown-Forman Corp., Class B	224,760	15,580
Pilgrim’s Pride Corp. (b)	470,050	15,587

		31,167

Energy—12.1%
Amerada Hess Corp. (b)	117,900	14,952
Cooper Cameron Corp. (a)	405,980	16,808
ENSCO International, Inc.	318,580	14,129
EOG Resources, Inc.	204,050	14,971
Grant Prideco, Inc. (a)	399,850	17,641
Newfield Exploration Co. (a)	302,520	15,147
Pride International, Inc. (a)	507,280	15,599
Questar Corp.	210,900	15,965
Southwestern Energy Co. (a)	445,700	16,019
Tesoro Corp.	231,880	14,272

		155,503

Environmental Services—1.1%
Republic Services, Inc.	387,070	14,535

Financial Services—15.4%
Assurant, Inc.	338,570	14,725
Bear Stearns Cos., Inc.	142,630	16,478
BlackRock, Inc.	59,650	6,471
CB Richard Ellis Group, Inc., Class A (a)	328,720	19,345
CIT Group, Inc.	357,710	18,522
CNA Financial Corp. (a)	440,640	14,422
E*Trade Financial Corp. (a)	625,700	13,052
Federated Investors, Inc.	427,980	15,852
Hospitality Properties Trust, REIT	376,840	15,111
Lincoln National Corp.	295,880	15,691
Reinsurance Group of America	327,510	15,642
T. Rowe Price Group, Inc.	233,040	16,786
UnumProvident Corp. (b)	716,840	16,308

		198,405

	Shares	Value (000s)

Healthcare—15.8%
Bausch & Lomb, Inc.	194,650	$13,217
Community Health Systems, Inc. (a)(b)	417,370	16,002
Coventry Health Care, Inc. (a)	267,480	15,236
Dade Behring Holdings, Inc.	396,880	16,228
Endo Pharmaceuticals Holdings, Inc. (a)	528,170	15,982
Express Scripts, Inc. (a)(b)	174,690	14,639
Health Net, Inc. (a)	405,040	20,880
Hospira, Inc. (a)	374,630	16,027
Humana, Inc. (a)(b)	350,950	19,067
Protein Design Labs, Inc. (a)(b)	690,570	19,626
Sepracor, Inc. (a)(b)	322,170	16,624
Varian Medical Systems, Inc. (a)(b)	398,980	20,085

		203,613

Materials & Processing—3.6%
Florida Rock Industries, Inc.	391,635	19,213
Phelps Dodge Corp.	100,610	14,475
Precision Castparts Corp.	254,180	13,169

		46,857

Technology—18.8%
Ametek, Inc. (b)	382,170	16,257
Analog Devices, Inc.	441,510	15,837
Broadcom Corp., Class A (a)	353,260	16,656
Cadence Design Systems, Inc. (a)	928,910	15,717
Comverse Technology, Inc. (a)	511,730	13,607
DST Systems, Inc. (a)	262,340	15,717
Fisher Scientific International, Inc. (a)	234,640	14,515
Harris Corp. (b)	338,550	14,561
Intuit, Inc. (a)	317,030	16,898
Microchip Technology, Inc. (b)	474,270	15,248
National Semi-conductor Corp.	670,000	17,407
Red Hat, Inc. (a)(b)	729,570	19,873
SanDisk Corp. (a)(b)	246,800	15,504
Tellabs, Inc. (a)(b)	1,708,940	18,627
Thomas & Betts Corp. (a)	388,220	16,290

		242,714

Transportation—2.4%
CH Robinson Worldwide, Inc.	400,290	14,823
Ryder System, Inc.	377,320	15,477

		30,300

Utilities—2.4%
NRG Energy, Inc. (a)(b)	396,590	18,688
Oneok, Inc. (b)	459,300	12,231

		30,919

Total Common Stock
(cost—$1,137,188)		1,282,949

SHORT-TERM INVESTMENTS—14.7%

	Principal Amount (000s)
Collateral Invested for Securities on Loan (d)—12.1%
Adirondack 2005-1 Corp.,
4.342% due 1/17/06	$5,000	4,989
4.355% due 1/25/06	5,000	4,984
Bank of America N.A.,
4.33% due 1/3/06	23,000	23,000
Bavaria TRR Corp.,
4.368% due 1/25/06, FRN (c)	8,000	7,975
Bavaria Universal Funding,
4.412% due 2/27/06, FRN (c)	2,000	1,986

	Principal Amount (000s)	Value (000s)

Bear Stearns Cos., Inc.,
4.37% due 1/3/06	$3,000	$3,000
Beta Finance, Inc., Series 3,
4.301% due 8/1/06, FRN (c)	2,000	2,000
Canadian Imperial Bank,
4.00% due 1/3/06	8,510	8,510
Citigroup Global Markets, Inc.,
4.320% due 1/3/06	30,000	30,000
Compass Securitization,
4.373% due 01/23/06	2,000	1,994
4.376% due 1/23/06	4,000	3,989
Credit Suisse First Boston, FRN
4.313% due 2/27/06	1,000	1,001
4.319% due 2/27/06	4,000	4,003
4.323% due 2/6/06	5,000	5,004
Davis Square Funding V Corp.,
4.352% due 1/3/06	4,000	3,998
4.392% due 1/31/06	2,000	1,992
Morgan Stanley,
4.28% due 2/3/06, FRN	3,000	3,000
4.33% due 6/20/06	10,000	10,000
Northern Rock PLC,
4.321% due 2/3/06, FRN (c)	2,000	2,000
Ormond Quay Funding LLC,
4.332% due 1/30/06	5,000	4,981
Sierra Madre Funding
Delaware Corp.,
4.356% due 1/26/06	7,300	7,276
Sigma Finance, Inc.,
4.251% due 3/6/06, FRN (c)	3,000	2,999
Skandinaviska Enskilda Banken,
4.349% due 1/20/06	3,000	3,000
Treasury Bank, FRN
4.419% due 2/27/06	2,000	2,000
4.429% due 3/15/06	12,000	12,000

		155,681

Repurchase Agreement—2.6%
State Street Bank & Trust Co.,
dated 12/30/05, 3.90%, due
1/3/06, proceeds $33,310;	33,296	$33,296

collateralized by Federal
Home Loan Bank, 4.375%,
9/17/10, valued at $33,962
including accrued interest
(cost—$33,296)

Total Short-Term Investments
(cost—$188,976)		188,977

Total Investments
(cost—$1,326,164)—114.2%		1,471,926

Liabilities in excess of other assets—(14.2)%		(182,563)

Net Assets—100.0%		$1,289,363

24   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Schedule of Investments  (cont.)
CCM Mid-Cap Fund
December 31, 2005 (unaudited)

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $150,250; cash collateral of $155,297 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from securities on loan.

Glossary:

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

REIT — Real Estate Investment Trust

See accompanying notes  |  12.31.05   |  Allianz Funds Semi-Annual Report   25

Schedule of Investments
NACM Flex-Cap Value Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—90.5%
Aerospace—0.7%
AAR Corp. (a)	13,900	$333

Capital Goods—7.9%
3M Co.	13,600	1,054
Dycom Industries, Inc. (a)	20,900	460
ESCO Technologies, Inc. (a)	8,600	382
General Electric Co.	29,300	1,027
Textron, Inc.	7,700	593

		3,516

Consumer Discretionary—1.5%
Charming Shoppes (a)	35,500	468
Federated Department Stores, Inc.	3,100	206

		674

Consumer Services—6.3%
Comcast Corp., Class A (a)(b)	21,000	545
Energy Coal Resources, Inc. (a)(e)	26,000	416
Liberty Global, Inc. (a)	11,800	250
Liberty Global, Inc., Class A (a)	11,800	266
Time Warner, Inc.	44,300	773
Viacom, Inc., Class B (a)	16,700	544

		2,794

Consumer Staples—3.1%
Altria Group, Inc.	9,300	695
PepsiCo, Inc.	11,400	674

		1,369

Energy—13.9%
ChevronTexaco Corp.	15,000	852
CNX Gas Corp. (a)(e)	50,000	1,037
ConocoPhillips	22,700	1,321
Exxon Mobil Corp.	31,900	1,792
Freescale Semi-conductor,Inc., Class B (a)	25,800	649
Marathon Oil Corp.	9,300	567

		6,218

Financial Services—33.2%
American Express Co.	16,900	870
American International Group, Inc. (b)	15,700	1,071
Bank of America Corp.	29,398	1,357
Bank of New York Co., Inc.	21,800	694
Citigroup, Inc.	39,700	1,927
City National Corp.	6,300	456
Countrywide Financial Corp.	38,000	1,299
Goldman Sachs Group, Inc.	4,500	575
JP Morgan Chase & Co.	23,500	933
JER Investment Trust, Inc. (e)	4,900	83
KKR Financial Corp., REIT	4,150	99
Morgan Stanley	8,600	488
Newcastle Investment Corp., REIT	5,600	139
North Fork Bancorp., Inc.	27,800	761
U.S. Bancorp	20,700	619
Washington Mutual, Inc.	39,500	1,718
Wells Fargo & Co.	28,000	1,759

		14,848

Healthcare—5.3%
Nektar Therapeutics, Inc. (a)(b)	24,200	398
Pfizer, Inc.	47,000	1,096
WellPoint, Inc. (a)	11,100	886

		2,380

	Shares	Value (000s)

Materials & Processing—5.2%
Alcan, Inc.	15,900	$651
Dow Chemical Co.	14,600	640
RTI International Metals, Inc. (a)	13,300	504
Smurfit-Stone Containers Corp. (a)	37,600	533

		2,328

Technology—7.6%
3Com Corp. (a)	115,000	414
ASML Holding NV ADR (a)	37,100	745
Intel Corp.	15,900	397
International Business Machines Corp.	11,500	945
Microsoft Corp.	34,300	897

		3,398

Telecommunications—4.1%
AT&T, Inc.	44,600	1,092
Verizon Communications, Inc.	24,600	741

		1,833

Utilities—1.7%
Cinergy Corp.	5,000	212
NRG Energy, Inc. (a)(b)	11,200	528

		740

Total Common Stock
(cost—$38,706)		40,431

EXCHANGE-TRADED FUND—3.7%
iShares Russell 1000 Value Index Fund (b) (cost—$1,600)	23,900	1,650

SHORT-TERM INVESTMENTS—11.9%
	Principal Amount (000s)

Collateral Invested for
Securities on Loan (d)—8.0%
Adirondack 2005-1 Corp.,
4.355% due 1/25/06	$200	199
Bavaria TRR Corp.,
4.369% due 1/25/06, FRN (c)	200	200
Bavaria Universal Funding,
4.41% due 2/27/06, FRN (c)	100	99
Canadian Imperial Bank,
4.00% due 1/3/06	997	998
Davis Square Funding V Corp.,
4.352% due 1/3/06	1,000	1,000
Fortis Bank,
4.23% due 1/3/06	390	390
Morgan Stanley,
4.33% due 6/20/06	500	500
Sierra Madre Funding Delaware Corp.,
4.355% due 1/26/06	200	199

		3,585

	Principal Amount (000s)	Value (000s)

Repurchase Agreement—3.9%
State Street Bank & Trust Co.,
dated 12/30/05, 3.90%,
due 1/3/06, proceeds $1,721;	$1,720	$1,720

collateralized by Federal Home
Loan Bank, 4.375%, 9/17/10,
valued at $1,759 including
accrued interest (cost—$1,720)

Total Short-Term Investments
(cost—$5,305)		5,305

Total Investments
(cost—$45,611)—106.1%		47,386

Liabilities in excess of
other assets—(6.1)%		(2,729)

Net Assets—100.0%		$44,657

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $3,474; cash collateral of $3,577 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from securities on loan.

(e) Fair-valued security.

Glossary:

ADR — American Depositary Receipt

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

REIT — Real Estate Investment Trust

26   Allianz Funds Semi-Annual Report  |  12.31.05    |  See accompanying notes

Schedule of Investments
NACM Growth Fund
 December 31, 2005 (unaudited)

COMMON STOCK—99.6%
Aerospace—4.1%
Boeing Co.	600	$42
Lockheed Martin Corp.	1,100	70
Raytheon Co.	1,300	52

		164

Building—1.3%
KB Home	700	51

Capital Goods—4.1%
General Electric Co.	3,200	112
Parker Hannifin Corp.	800	53

		165

Consumer Discretionary—7.6%
Claire’s Stores, Inc.	1,800	53
Copart, Inc. (a)	800	18
Darden Restaurants, Inc.	1,000	39
Federated Department Stores, Inc.	600	40
J.C. Penney Co., Inc.	900	50
McDonald’s Corp.	1,300	44
Newell Rubbermaid, Inc.	1,700	40
Yum! Brands, Inc.	400	19

		303

Consumer Services—6.0%
Cendant Corp.	2,200	38
McKesson Corp.	1,300	67
Pharmaceutical Product Development, Inc.	800	50
Sirius Satellite Radio, Inc. (a)	4,700	31
Viacom, Inc., Class B (a)	1,600	52

		238

Consumer Staples—7.1%
Anheuser-Busch Cos., Inc.	900	39
Archer-Daniels-Midland Co.	2,800	69
Coca-Cola Co.	2,000	81
Monsanto Co.	900	70
Procter & Gamble Co.	390	22

		281

Energy—7.3%
ConocoPhillips	700	41
Devon Energy Corp.	800	50
Diamond Offshore Drilling, Inc.	800	56
Helmerich & Payne, Inc.	600	37
Pride International, Inc. (a)	1,900	58
Transocean, Inc. (a)	700	49

		291

Financial Services—2.2%
Allstate Corp.	900	49
Chubb Corp.	400	39

		88

Healthcare—17.0%
Abbott Laboratories	1,300	51
Aetna, Inc.	700	66
Alcon, Inc.	400	52
Amgen, Inc. (a)	500	40
Becton Dickinson & Co.	900	54
Cardinal Health, Inc.	500	34
Express Scripts, Inc. (a)	600	50
Johnson & Johnson	2,600	156
Manor Care, Inc.	1,300	52
UnitedHealth Group, Inc.	1,900	118

		673

Materials & Processing—3.8%
Eastman Chemical Co.	800	$41
Martin Marietta Materials, Inc.	700	54
Nucor Corp.	500	33
PPG Industries, Inc.	400	23

		151

Technology—31.3%
Agilent Technologies, Inc. (a)	1,400	47
Broadcom Corp., Class A (a)	400	19
CheckFree Corp. (a)	700	32
Cisco Systems, Inc. (a)	2,500	43
Corning, Inc. (a)	3,200	63
Electronic Data Systems Corp.	1,500	36
EMC Corp. (a)	5,200	71
Emerson Electric Co.	800	60
Fair Isaac Corp.	1,100	49
Fisher Scientific International, Inc. (a)	800	50
Hewlett-Packard Co.	1,400	40
IMS Health, Inc.	1,600	40
Intel Corp.	6,500	162
International Business Machines Corp.	1,300	107
Intersil Corp.	1,800	45
LSI Logic Corp. (a)	4,300	34
Microsoft Corp.	1,700	44
Motorola, Inc.	900	20
National Semi-conductor Corp.	2,200	57
Oracle Corp. (a)	6,000	73
QUALCOMM, Inc.	1,100	47
Red Hat, Inc. (a)	800	22
Texas Instruments, Inc.	2,500	80

		1,241

Transportation—6.5%
Burlington Northern Santa Fe Corp.	800	57
CNF, Inc.	400	22
CSX Corp.	1,300	66
Laidlaw International, Inc.	1,600	37
United Parcel Service, Inc., Class B	1,000	75

		257

Utilities—1.3%
TXU Corp.	1,000	50

Total Common Stock
(cost—$3,742)		3,953

	Principal Amount (000s)

Repurchase Agreement—0.7%
State Street Bank & Trust Co.,
dated 12/30/05, 3.90%,
due 1/3/06, proceeds $29;	$29	29

collateralized by Federal Home
Loan Bank, 4.375%, 9/17/10,
valued at $30 including accrued
interest (cost—$29)

Total Investments
(cost—$3,771)—100.3%		3,982

Liabilities in excess of other assets—(0.3)%		(13)

Net Assets—100.0%		$3,969

Notes to Schedule of Investments:

(a) Non-income producing.

See accompanying notes  |   12.31.05 >   |  Allianz Funds Semi-Annual Report   27

Schedule of Investments
NFJ Dividend Value Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—94.8%
Consumer Discretionary—11.5%
Limited Brands, Inc. (a)	1,150,000	$25,702
Mattel, Inc.	1,645,000	26,024
Stanley Works	540,000	25,942
V.F. Corp. (a)	464,000	25,678
Whirlpool Corp. (a)	620,000	51,931

		155,277

Consumer Staples—9.6%
Altria Group, Inc.	350,000	26,152
Anheuser-Busch Cos., Inc.	606,000	26,034
ConAgra Foods, Inc. (a)	1,285,000	26,060
Kimberly-Clark Corp.	431,000	25,709
Reynolds American, Inc. (a)	270,000	25,739

		129,694

Energy—13.5%
Anadarko Petroleum Corp.	274,000	25,962
ChevronTexaco Corp.	463,000	26,285
Marathon Oil Corp.	860,000	52,434
Occidental Petroleum Corp.	322,000	25,721
PetroChina Co. Ltd. ADR (a)	320,000	26,227
Petroleo Brasileiro S.A. ADR (a)	374,000	26,655

		183,284

Financial Services—26.7%
Bank of America Corp.	565,000	26,075
Duke Realty Corp., REIT (a)	772,000	25,785
JP Morgan Chase & Co.	644,000	25,560
Jefferson-Pilot Corp. (a)	452,000	25,732
KeyCorp. Capital (a)	1,580,000	52,029
Lincoln National Corp. (a)	482,000	25,560
MBNA Corp.	930,000	25,250
Morgan Stanley	460,000	26,100
Regions Financial Corp. (a)	1,530,000	52,265
St. Paul Travelers Cos., Inc.	577,000	25,775
Washington Mutual, Inc. (a)	1,190,000	51,765

		361,896

Healthcare—7.8%
GlaxoSmithKline PLC ADR	508,000	25,644
Merck & Co., Inc.	1,650,000	52,486
Pfizer, Inc.	1,203,000	28,054

		106,184

Industrial—4.5%
Deluxe Corp. (a)	306,000	9,223
Masco Corp.	860,000	25,963
Northrop Grumman Corp.	435,000	26,148

		61,334

Materials & Processing—5.7%
Dow Chemical Co. (a)	586,000	25,679
Freeport-McMoran Copper & Gold, Inc., Class B	484,000	26,039
Lyondell Chemical Co.	1,070,000	25,488

		77,206

Technology—2.1%
Seagate Technology, Inc. (a)	1,450,000	28,986

Telecommunication Services—5.7%
Alltel Corp.	410,000	25,871
AT&T, Inc. (a)	1,068,000	26,155
Verizon Communications, Inc.	850,000	25,602

		77,628

	Shares	Value (000s)

Utilities—7.7%
DTE Energy Co. (a)	603,000	$26,044
KeySpan Corp. (a)	734,000	26,196
Progress Energy, Inc. (a)	582,000	25,561
Sempra Energy	575,000	25,783

		103,584

Total Common Stock
(cost—$1,191,171)		1,285,073

SHORT-TERM INVESTMENTS—19.1%

	Principal Amount (000s)

Collateral Invested for
Securities on Loan (c)—14.2%
Adirondack 2005-1 Corp.,
4.342% due 1/17/06	$10,000	9,978
4.356% due 1/25/06	10,000	9,969
Bavaria TRR Corp.,
4.368% due 1/25/06, FRN (b)	30,000	29,906
Bavaria Universal Funding,
4.412% due 2/27/06, FRN (b)	10,000	9,928
Beta Finance, Inc., Series 3,
4.301% due 8/1/06, FRN (b)	1,000	1,000
Canadian Imperial Bank,
4.00% due 1/3/06	6,443	6,443
Compass Securitization
4.376% due 1/23/06	2,000	1,994
Credit Suisse First Boston, FRN
4.313% due 2/27/06	1,000	1,001
4.319% due 2/27/06	6,000	6,004
4.323% due 2/6/06	15,000	15,010
Davis Square Funding V Corp.,
4.352% due 1/3/06	3,000	2,999
4.392% due 1/31/06	1,000	996
Fortis Bank,
4.23% due 1/3/06	9,000	9,000
Morgan Stanley,
4.28% due 2/3/06, FRN	2,000	2,000
4.33% due 6/20/06	20,000	20,000
4.33% due 7/10/06	5,000	5,000
Northern Rock PLC,
4.321% due 2/3/06, FRN (b)	2,000	2,000
Ormond Quay Funding LLC,
4.332% due 1/30/06	15,000	14,944
Sierra Madre Funding Delaware Corp.,
4.356% due 1/26/06	10,000	9,968
Sigma Finance, Inc., FRN (b)
4.251% due 3/6/06	10,000	9,998
4.348% due 2/15/06	5,000	4,998
Skandinaviska Enskilda Banken,
4.349% due 1/20/06	3,000	3,000
Tango Finance Corp.,
4.251% due 1/11/06, FRN (b)	5,000	5,002
Treasury Bank, FRN
4.419% due 2/27/06	8,000	8,000
4.429% due 3/15/06	4,000	4,000

		193,138

Repurchase Agreement—4.9%
State Street Bank & Trust Co.,
dated 12/30/05, 3.90%, due
1/3/06, proceeds $66,349;	66,320	66,320

collateralized by Federal
Home Loan Bank, 4.375%,
9/17/10, valued at $67,649
including accrued interest
(cost—$66,320)

Total Short-Term Investments
(cost—$259,458)		259,458

Value (000s)

Total Investments
(cost—$1,450,629)—113.9%	$1,544,531

Liabilities in excess of other assets—(13.9)%	(188,453)

Net Assets—100.0%	$1,356,078

Notes to Schedule of Investments
(amounts in thousands):

(a) All or portion on loan with an aggregate market value of $186,974; cash collateral of $192,631 was received with which the Fund purchased short-term investments.

(b) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) Securities purchased with the cash proceeds from securities on loan.

Glossary:

ADR — American Depositary Receipt

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

REIT — Real Estate Investment Trust

28   Allianz Funds Semi-Annual Report  |  12.31.05   |   See accompanying notes

Schedule of Investments
NFJ Large-Cap Value Fund
 December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—95.5%
Communications—3.6%
AT&T, Inc. (b)	53,424	$1,308
Verizon Communications, Inc.	47,600	1,434

		2,742

Consumer Discretionary—4.7%
Fortune Brands, Inc.	9,300	726
Gannett Co., Inc. (b)	23,600	1,429
Johnson Controls, Inc.	21,000	1,531
Limited Brands, Inc.	67,000	1,498
McDonald’s Corp.	20,800	701
Paccar, Inc.	20,500	1,419

		7,304

Consumer Staples—9.5%
Altria Group, Inc.	19,500	1,457
Anheuser-Busch Cos., Inc.	16,700	717
Archer-Daniels-Midland Co.	60,000	1,480
Coca-Cola Enterprises, Inc.	38,000	728
ConAgra Foods, Inc.	71,000	1,440
Kimberly-Clark Corp.	24,200	1,443

		7,991

Energy—9.6%
Apache Corp.	32,000	2,193
ConocoPhillips	37,800	2,199
Occidental Petroleum Corp.	18,400	1,470
Valero Energy Corp.	28,800	1,486

		7,348

Financial Services—28.7%
Allstate Corp.	53,600	2,898
Bank of America Corp.	47,600	2,197
Citigroup, Inc.	44,400	2,155
Countrywide Financial Corp.	42,300	1,446
Fannie Mae	30,300	1,479
KeyCorp. Capital	66,700	2,196
Lehman Brothers Holdings, Inc. (b)	17,700	2,269
Marsh & McLennan Cos., Inc.	23,200	737
MetLife, Inc.	44,700	2,190
St. Paul Travelers Cos., Inc.	49,200	2,198
Washington Mutual, Inc.	51,400	2,236

		22,001

Healthcare—6.9%
HCA, Inc.	14,200	717
Merck & Co., Inc.	47,000	1,495
Pfizer, Inc.	68,200	1,591
WellPoint, Inc. (a)	18,400	1,468

		5,271

Industrials—9.5%
3M Co.	9,300	721
Cendent Corp.	86,700	1,496
Deere & Co.	21,000	1,430
Masco Corp.	73,000	2,204
Northrop Grumman Corp.	24,400	1,467

		7,318

	Shares	Value (000s)

Materials & Processing—8.7%
Alcoa, Inc.	55,800	$1,650
Dow Chemical Co.	50,000	2,191
Phelps Dodge Corp.	10,000	1,439
PPG Industries, Inc.	25,000	1,447

		6,727

Real Estate Investment Trust—3.7%
Equity Office Properties Trust	49,000	1,486
Simon Property Group, Inc.	18,400	1,410

		2,896

Technology—1.9%
Hewlett-Packard Co.	51,000	1,460

Transportation—1.0%
Burlington Northern Santa Fe Corp.	10,800	765

Utilities—2.9%
TXU Corp.	43,700	2,193

Total Common Stock (cost—$69,920)		73,290

SHORT-TERM INVESTMENTS—11.5%

	Principal Amount (000s)

Collateral Invested for Securities on Loan (d)—6.8%
Bavaria TRR Corp.,
4.368% due 1/25/06,FRN (c)	$1,000	997
Canadian Imperial Bank,
4.00% due 1/3/06	507	507
Compass Securitization,
4.376% due 1/23/06	200	199
Davis Square Funding V Corp.,
4.352% due 1/3/06	500	500
Fortis Bank,
4.230% due 1/3/06	2,000	2,000
Morgan Stanley,
4.330% due 6/20/06	500	500
Sierra Madre Funding Delaware Corp.,
4.356% due 1/26/06	500	498

		5,201

Repurchase Agreement—4.7%
State Street Bank & Trust Co.,
dated 12/30/05, 3.90%, due
1/3/06, proceeds $3,576;	3,574	3,574

collateralized by Federal
Home Loan Bank, 4.375%, 9/17/10, valued at $3,649 including accrued interest (cost—$3,574)

Total Short-Term Investments (cost—$8,775)		8,775

Value
(000s)

Total Investments (cost—$78,695)—107.0%	$82,065

Liabilities in excess of other assets—(7.0)%	(5,356)

Net Assets—100.0%	$76,709

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $5,021; cash collateral of $5,183 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from securities on loan.

Glossary:

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

REIT — Real Estate Investment Trust

See accompanying notes   |  12.31.05   |  Allianz Funds Semi-Annual Report   29

Schedule of Investments
NFJ Small-Cap Value Fund
 December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—96.6%
Capital Goods—3.4%
Harsco Corp.	575,000	$38,818
Kennametal, Inc.	725,000	37,004
Regal-Beloit Corp.	1,090,000	38,586
Tecumseh Products Co., Class A	550,900	12,621

		127,029

Communications—0.7%
Iowa Telecommunications Services, Inc. (d)	1,800,000	27,882

Consumer Discretionary—14.1%
ArvinMeritor, Inc.	2,565,000	36,910
Bob Evans Farms, Inc.	786,000	18,125
Borders Group, Inc.	1,835,000	39,764
Brown Shoe Co., Inc.	780,000	33,095
Cato Corp., Class A (d)	1,539,000	33,011
CBRL Group, Inc. (a)	1,091,000	38,349
CKE Restaurants, Inc.	25,000	336
Claire’s Stores, Inc.	1,350,000	39,447
Ethan Allen Interiors, Inc. (a)	1,059,400	38,700
Handleman Co. (a)(d)	1,117,000	13,873
Kellwood Co. (a)	1,225,000	29,253
Lancaster Colony Corp.	690,000	25,564
Landry’s Restaurants, Inc. (a)(d)	1,415,000	37,795
Libbey, Inc.	571,000	5,836
M.D.C. Holdings, Inc. (a)	590,000	36,568
M/I Homes, Inc. (a)(d)	920,000	37,371
Russell Corp.	1,240,000	16,690
Sturm, Ruger & Co., Inc.	475,000	3,330
United Auto Group, Inc. (a)	1,050,000	40,110
World Fuel Services Corp.	312,000	10,521

		534,648

Consumer Services—3.0%
Banta Corp.	736,000	36,653
Intrawest Corp.	1,400,000	40,530
Journal Register Co. (d)	2,400,000	35,880

		113,063

Consumer Staples—8.0%
Chiquita Brands International, Inc. (a)	1,850,000	37,018
Corn Products International, Inc.	1,650,000	39,418
Fresh Del Monte Produce, Inc. (a)	1,500,000	34,155
John H. Harland Co.	980,000	36,848
Loews Corp. - Carolina Group	900,000	39,591
PepsiAmericas, Inc.	1,580,000	36,751
Ruddick Corp.	1,300,000	27,664
Sanderson Farms, Inc.	560,000	17,097
Universal Corp.	800,000	34,688

		303,230

Energy—11.2%
Berry Petroleum Co., Class A	635,000	36,322
Buckeye Partners L.P., Unit (a)	870,000	36,731
Cabot Oil & Gas Corp.	815,000	36,757
Frontier Oil Corp. (a)	980,000	36,780
Holly Corp.	620,000	36,499
Magellan Midstream Partners L.P., Unit (a)	1,160,000	37,387
National Fuel Gas Co.	1,185,000	36,960
Range Resources Corp.	1,430,000	37,666
St. Mary Land & Exploration Co. (a)	1,000,000	36,810
Southwest Gas Corp.	680,000	17,952
Tidewater, Inc.	830,000	36,902
Western Gas Resources, Inc.	778,000	36,636

		423,402

	Shares	Value (000s)
Financial Services—9.6%
American Financial Group, Inc.	1,000,000	$38,310
AmerUs Group Co. (a)	665,000	37,686
BancorpSouth, Inc.	1,155,000	25,491
Delphi Financial Group, Inc., Class A	800,000	36,808
Fremont General Corp. (a)	1,650,000	38,329
Hilb Rogal & Hobbs Co. (a)	1,000,000	38,510
LandAmerica Financial Group, Inc. (a)	609,000	38,002
Old National Bancorp (a)	724,500	15,678
Provident Bankshares Corp.	1,068,000	36,066
Susquehanna Bancshares, Inc.	940,000	22,259
Washington Federal, Inc.	1,600,000	36,784

		363,923

Healthcare—3.8%
Arrow International, Inc.	795,000	23,047
Diagnostic Products Corp.	281,300	13,657
Hillenbrand Industries, Inc.	575,000	28,411
Invacare Corp.	1,200,000	37,788
Owens & Minor, Inc.	1,315,000	36,202
West Pharmaceutical Services, Inc.	150,000	3,755

		142,860

Industrial—9.6%
Curtiss-Wright Corp.	655,000	35,763
Acuity Brands, Inc. (a)	1,235,000	39,273
Albany International Corp., Class A	1,025,000	37,064
Barnes Group, Inc.	749,000	24,717
Briggs & Stratton Corp.	775,600	30,086
Crane Co.	1,100,000	38,797
Lincoln Electric Holdings, Inc.	957,000	37,955
Landauer, Inc.	320,000	14,749
Lennox International, Inc.	1,350,000	38,070
Universal Forest Products, Inc.	448,900	24,802
Valmont Industries, Inc.	130,000	4,350
Arkansas Best Corp. (a)	875,000	38,220

		363,846

Materials & Processing—10.4%
Agnico-Eagle Mines Ltd. (a)	2,000,000	39,520
Commercial Metals Co. (a)	300,000	11,262
Lubrizol Corp.	881,000	38,262
Massey Energy Co. (a)	975,000	36,923
Methanex Corp.	2,100,000	39,354
Mueller Industries, Inc.	1,290,000	35,372
Olin Corp.	2,030,000	39,950
Quanex Corp. (a)	743,000	37,128
Rock-Tenn Co., Class A	938,000	12,803
RPM International, Inc. (a)	2,100,000	36,477
Sensient Technologies Corp. (a)	1,640,000	29,356
Sonoco Products Co. (a)	1,300,000	38,220

		394,627

Real Estate Investment Trust—8.7%
Annaly Mortgage Management, Inc. (a)	3,000,000	32,820
CBL & Associates Properties, Inc.	960,000	37,930
Equity One, Inc.	1,600,000	36,992
First Industrial Realty Trust, Inc. (a)	950,000	36,575
Healthcare Realty Trust, Inc. (a)	1,103,000	36,697
HRPT Properties Trust	3,300,000	34,155
Nationwide Health Properties, Inc. (a)	1,700,000	36,380
New Plan Excel Realty Trust, Inc. (a)	1,600,000	37,088
Potlatch Corp. (a)	770,000	39,254

		327,891

		Value
	Shares	(000s)
Technology—0.6%
Cubic Corp. (a)	500,000	$9,980
Methode Electronics, Inc.	1,196,300	11,927

		21,907

Transportation—4.9%
Frontline Ltd. (a)	975,000	36,972
General Maritime Corp. (a)	980,000	36,299
Skywest, Inc.	1,400,000	37,604
Teekay Shipping Corp. (a)	920,000	36,708
Werner Enterprises, Inc. (a)	1,950,000	38,415

		185,998

Utilities—8.6%
Atmos Energy Corp.	1,410,000	36,886
Cleco Corp.	1,550,000	32,317
Duquesne Light Holdings, Inc. (a)	2,240,000	36,557
Energen Corp.	1,000,000	36,320
Peoples Energy Corp. (a)	1,038,000	36,403
UGI Corp.	1,800,000	37,080
Vectren Corp.	1,345,000	36,530
Westar Energy, Inc.	1,700,000	36,550
WGL Holdings, Inc. (a)	1,225,000	36,823

		325,466

Total Common Stock
(cost—$3,021,615)		3,655,772

SHORT-TERM INVESTMENTS—21.5%

	Principal Amount (000s)

Collateral Invested for Securities on Loan (c)—18.5%
Adirondack 2005-1 Corp.,
4.329% due 1/17/06	$5,000	4,989
4.342% due 1/17/06	12,000	11,974
4.356% due 1/25/06	25,000	24,922
Bank of America N.A.,
4.330% due 1/3/06	57,000	57,000
Bavaria TRR Corp.,
4.368% due 1/25/06, FRN (b)	36,040	35,927
Bavaria Universal Funding, FRN (b),
4.398% due 2/27/06	1,000	993
4.412% due 2/27/06	18,050	17,920
Bear Stearns Co., Inc.,
4.37% due 1/3/06	53,400	53,400
Beta Finance, Inc., Series 3,
4.301% due 8/1/06, FRN (b)	2,000	2,000
Canadian Imperial Bank,
4.00% due 1/3/06	934	934
Citigroup Global Markets, Inc.,
4.235% due 2/23/06, FRN	5,000	5,000
4.32% due 1/3/06	107,000	107,000
Compass Securitization,
4.374% due 1/23/06	3,000	2,991
4.376% due 1/23/06	45,000	44,870
Credit Suisse First Boston, FRN,
4.314% due 2/27/06	4,000	4,003
4.319% due 2/27/06	37,500	37,526
4.32% due 2/27/06	2,000	2,001
4.323% due 2/6/06	25,000	25,017
Davis Square Funding V Corp.,
4.352% due 1/3/06	20,000	19,991
4.379% due 1/31/06	19,500	19,425
General Electric Capital Corp.,
4.296% due 3/29/06, FRN	4,000	4,003
Harrier Finance Funding LLC,
4.35% due 9/15/06, FRN (b)	3,000	3,000

30   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Schedule of Investments (cont.)
NFJ Small-Cap Value Fund
December 31, 2005 (unaudited)

	Principal Amount (000s)	Value (000s)
Morgan Stanley,
4.28% due 2/3/06, FRN	$10,000	$10,000
4.33% due 6/20/06	25,000	25,000
4.33% due 7/10/06	55,000	55,000
Northern Rock PLC,
4.321% due 2/3/06, FRN (b)	2,000	2,000
Ormond Quay Funding LLC,
4.332% due 1/30/06	3,500	3,487
4.373% due 1/27/06	30,000	29,899
Sierra Madre Funding Delaware Corp.,
4.356% due 1/26/06	20,000	19,935
Sigma Finance, Inc., FRN (b),
4.251% due 3/6/06	10,000	9,998
4.308% due 1/27/06	5,000	5,004
4.348% due 2/15/06	10,000	9,997
Skandinaviska Enskilda Banken,
4.349% due 1/20/06	7,000	7,000
Treasury Bank, FRN,
4.419% due 2/27/06	10,000	10,000
4.429% due 3/15/06	30,000	30,000

		702,206

Repurchase Agreement—3.0%
State Street Bank & Trust Co.,
dated 12/30/05, 3.90%,
due 1/3/06, proceeds
$112,002;	111,953	111,953

collateralized by Federal
Home Loan Bank, 4.375%,
9/17/10, valued at $114,196
including accrued interest
(cost—$111,953)

Total Short-Term Investments
(cost—$814,144)		814,159

Total Investments
(cost—$3,835,759)—118.1%		4,469,931

Liabilities in excess of other assets—(18.1)%		(686,180)

Net Assets—100.0%		$3,783,751

Notes to Schedule of Investments (amounts in thousands):

(a) All or portion on loan with an aggregate market value of $680,267; cash collateral of $700,532 was received with which the Fund purchased short-term investments.

(b) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) Security purchased with the cash proceeds from securities on loan.

(d) The Fund is investing in shares of an affiliated Fund or security.

Glossary:

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

Unit — More than one class of securities traded together.

See accompanying notes  |   12.31.05  |   Allianz Funds Semi-Annual Report   31

Schedule of Investments
OCC Core Equity Fund
 December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—95.4%
Building—4.2%
Centex Corp.	1,950	$139

Capital Goods—8.4%
Eaton Corp.	1,500	101
General Electric Co.	1,900	67
Parker Hannifin Corp.	700	46
Tyco International Ltd.	2,300	66

		280

Communications—2.4%
Alltel Corp.	1,250	79

Consumer Discretionary—14.3%
Best Buy Co., Inc.	2,300	100
Kohl’s Corp. (a)	2,700	131
Lowe’s Cos., Inc.	600	40
Sears Holding Corp. (a)	900	104
Target Corp.	1,200	66
TJX Cos., Inc.	1,500	35

		476

Consumer Services—3.1%
Harley-Davidson, Inc.	1,100	57
News Corp., Class A	2,900	45

		102

Energy—8.5%
BP PLC ADR	1,100	71
ConocoPhillips	1,700	99
XTO Energy, Inc.	2,550	112

		282

Financial Services—24.0%
Ambac Financial Group, Inc.	800	62
American International Group, Inc.	1,150	78
Bank of America Corp.	1,500	69
Capital One Financial Corp.	900	78
Citigroup, Inc.	1,200	58
Countrywide Financial Corp.	2,700	92
JP Morgan Chase & Co.	1,550	61
Marsh & McLennan Cos., Inc.	2,100	67
Wachovia Corp.	1,300	69
Wells Fargo & Co.	1,500	94
XL Capital Ltd., Class A	1,050	71

		799

Healthcare—15.4%
Aetna, Inc.	1,100	104
Biogen Idec, Inc. (a)	1,600	72
Boston Scientific Corp. (a)	2,600	64
Pfizer, Inc.	2,200	51
Sanofi-Synthelabo S.A. ADR	1,500	66
Teva Pharmaceutical Industries Ltd. ADR	900	39
WellPoint, Inc. (a)	600	48
Wyeth	1,500	69

		513

Materials & Processing—1.7%
Nucor Corp.	600	40
Rio Tinto PLC ADR	100	18

		58

	Shares	Value (000s)
Technology—13.4%
Applied Materials, Inc.	1,900	$34
Cisco Systems, Inc. (a)	5,000	86
EMC Corp. (a)	3,400	46
Motorola, Inc.	1,300	29
Nokia Corp. ADR	4,100	75
Taiwan Semi-conductor Manufacturing Co., Ltd. ADR	10,950	109
Texas Instruments, Inc.	2,100	67

		446

Total Common Stock
(cost—$3,019)		3,174

	Principal Amount (000s)

Repurchase Agreement—3.6%
State Street Bank & Trust Co.,
dated 12/30/05, 3.90%, due
1/3/06, proceeds $121;	$121	121

collateralized by Federal
Home Loan Bank, 4.375%,
9/17/10, valued at $125
including accrued interest
(cost—$121)

Total Investments
(cost—$3,140)—99.0%		3,295

Other assets less liabilities—1.0%		33

Net Assets—100.0%		$3,328

Notes to Schedule of Investments:

(a) Non-income producing.

Glossary:

ADR — American Depositary Receipt

32   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Schedule of Investments
OCC Renaissance Fund
 December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—99.7%
Aerospace—3.3%
DRS Technologies, Inc. (b)	709,000	$36,457
Goodrich Corp.	737,000	30,291
L-3 Communications Holdings, Inc.	736,000	54,721

		121,469

Capital Goods—7.5%
Dover Corp.	533,000	21,581
Eaton Corp.	2,129,000	142,835
Parker Hannifin Corp.	966,200	63,731
Zebra Technologies Corp., Class A (a)(b)	1,064,000	45,592

		273,739

Communications—2.3%
Alltel Corp.	1,300,000	82,030

Consumer Discretionary—5.2%
Applebees International, Inc.	928,000	20,964
Claire’s Stores, Inc.	767,000	22,412
Family Dollar Stores, Inc.	1,000,000	24,790
Oshkosh Truck Corp., Class B	911,000	40,621
Ruby Tuesday, Inc.	283,000	7,327
TJX Cos., Inc.	3,076,000	71,455

		187,569

Consumer Services—9.0%
Career Education Corp. (a)(b)	1,000,000	33,720
Lamar Advertising Co., Class A (a)(b)	939,000	43,326
News Corp., Class A	2,000,000	31,100
Royal Caribbean Cruises Ltd. (b)	2,672,000	120,400
WPP Group PLC	9,108,000	98,537

		327,083

Energy—6.9%
Burlington Resources, Inc. (b)	500,000	43,100
ConocoPhillips (b)	400,000	23,272
Input/Output, Inc. (a)(b)	2,426,000	17,055
International Coal Group,Inc. (a)	771,000	7,325
National-Oilwell, Inc. (a)(b)	999,000	62,637
XTO Energy, Inc. (b)	2,178,000	95,701

		249,090

Financial Services—33.8%
Ambac Financial Group, Inc.	602,700	46,444
Capital One Financial Corp. (b)	1,100,000	95,040
CIT Group, Inc.	2,686,000	139,081
Citigroup, Inc.	2,000,000	97,060
Conseco, Inc. (a)(b)	2,078,000	48,147
Countrywide Financial Corp.	2,000,000	68,380
Hartford Financial Services Group, Inc. (b)	978,000	84,000
J.P. Morgan Chase & Co.	2,400,000	95,256
M&T Bank Corp.	281,000	30,643
Marsh & McLennan Cos., Inc.	3,027,900	96,166
Merrill Lynch & Co., Inc.	1,200,000	81,276
PartnerRe Ltd. (b)	686,000	45,050
Platinum Underwriters Holdings Ltd.	965,000	29,983
Reinsurance Group of America (b)	1,173,000	56,022
TCF Financial Corp. (b)	1,678,000	45,541
XL Capital Ltd., Class A (b)	633,400	42,679
Zions Bancorporation	1,679,000	126,865

		1,227,633

	Shares	Value (000s)

Healthcare—12.5%
Beckman Coulter, Inc.	1,368,000	$77,839
Charles River Laboratories International, Inc. (a)	679,000	28,769
DaVita, Inc. (a)	1,082,000	54,792
Invitrogen Corp. (a)(b)	1,118,000	74,504
Laboratory Corp. of America Holdings (a)(b)	1,521,000	81,906
Pfizer, Inc.	4,000,000	93,280
Sanofi-Aventis	500,000	43,774

		454,864

Materials & Processing—2.9%
Huntsman Corp. (a)	1,426,000	24,556
Lyondell Chemical Co.	916,000	21,819
Smurfit-Stone Container Corp. (a)(b)	4,190,000	59,372

		105,747

Technology—11.2%
Amphenol Corp., Class A	713,000	31,557
Dun & Bradstreet Corp. (a)	530,000	35,489
Gentex Corp. (b)	3,025,000	58,987
Jabil Circuit, Inc. (a)	2,899,000	107,524
McAfee, Inc. (a)	1,782,600	48,362
Taiwan Semi-conductor Manufacturing Co., Ltd. ADR	5,000,000	49,550
Thermo Electron Corp. (a)	1,015,000	30,582
Waters Corp. (a)	1,181,000	44,642

		406,693

Transportation—1.2%
Continental Airlines, Inc. (a)(b)	2,000,000	42,600

Utilities—3.9%
Cinergy Corp.	1,382,000	58,680
Dominion Resources, Inc. (b)	500,000	38,600
DPL, Inc.	844,000	21,952
SCANA Corp.	547,000	21,541

		140,773

Total Common Stock
(cost—$3,293,799)		3,619,290

EXCHANGE-TRADED FUNDS—1.6%
Canadian Oil Sands Trust, Unit	343,000	37,179
iShares Russell Midcap Value Index Fund (b)	157,500	19,596

Total Exchange-Traded Funds
(cost—$52,444)		56,775
SHORT-TERM INVESTMENTS—16.2%

	Principal Amount (000s)

Collateral Invested for Securities on Loan (d)—15.7%
Allianz Dresdner Daily Asset Fund (e)	$15,000	15,000
Adirondack 2005-1 Corp.,
4.329% due 1/17/06	3,000	2,994
4.342% due 1/17/06	5,000	4,989
4.344% due 1/25/06	5,000	4,984
Bank of America N.A.,
4.33% due 1/3/06	17,000	17,000
Bavaria TRR Corp., FRN (c)
4.365% due 1/25/06	5,000	4,984
4.368% due 1/25/06	62,000	61,805

	Principal Amount (000s)	Value (000s)

Bavaria Universal Funding,
4.412% due 2/27/06, FRN (c)	$7,000	$6,950
Bayerische Landesbank,
4.399% due 7/24/06, FRN	1,000	1,000
Bear Stearns Co., Inc.,
4.37% due 1/3/06	68,740	68,740
Beta Finance, Inc., Series 3,
4.301% due 8/1/06, FRN (c)	5,000	5,001
Canadian Imperial Bank,
4.00% due 1/3/06	794	794
Citigroup Global Markets, Inc.,
4.32% due 1/3/06	48,300	48,300
Compass Securitization,
4.374% due 1/23/06	5,000	4,986
4.376% due 1/23/06	50,000	49,856
Credit Suisse First Boston, FRN
4.314% due 2/27/06	4,000	4,003
4.319% due 2/27/06	40,000	40,028
4.324% due 2/6/06	25,000	25,017
Davis Square Funding V Corp.,
4.347% due 1/31/06	500	498
4.352% due 1/3/06	15,000	14,993
General Electric Capital, FRN
4.274% due 2/6/06	4,855	4,866
4.296% due 3/29/06	4,000	4,003
Goldman Sachs Group L.P., Series 2,
4.389% due 9/15/06, FRN (c)	39,000	39,008
Harrier Finance Funding LLC, FRN (c)
4.35% due 9/15/06	3,000	2,999
Morgan Stanley,
4.28% due 2/3/06, FRN	10,000	10,000
4.33% due 6/20/06	11,750	11,750
4.33% due 7/10/06	32,000	32,000
Northern Rock PLC,
4.321% due 2/3/06, FRN (c)	5,000	5,000
Ormond Quay Funding LLC,
4.322% due 1/30/06	2,000	1,992
4.331% due 1/30/06	2,000	1,992
4.368% due 1/27/06	6,000	5,980
4.373% due 1/27/06	20,000	19,932
Sierra Madre Funding Delaware Corp.,
4.35% due 1/26/06	1,000	997
4.356% due 1/26/06	5,000	4,984
Skandinaviska Enskilda Banken,
4.349% due 1/20/06	10,000	10,000
Treasury Bank, FRN
4.419% due 2/27/06	14,000	14,000
4.429% due 3/15/06	18,000	18,000

		569,425

Repurchase Agreement—0.5%
State Street Bank & Trust Co.,
dated 12/30/05, 3.90%, due
1/3/06, proceeds $20,487;	20,478	20,478

collateralized by Federal
Home Loan Bank, 4.375%,
9/17/10, valued at $20,892
including accrued interest
(cost—$20,478)

Total Short-Term Investments
(cost—$589,863)		589,903

See accompanying notes  |   12.31.05  |   Allianz Funds Semi-Annual Report   33

Schedule of Investments (cont.)
OCC Renaissance Fund
 December 31, 2005 (unaudited)

Value (000s)

Total Investments
(cost—$3,936,106)—117.5%	$4,265,968

Liabilities in excess of other assets—(17.5)%	(634,146)

Net Assets—100.0%	$3,631,822

Notes to Schedule of Investments
(amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $553,281; cash collateral of $568,357 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated,these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from securities on loan.

(e) The Fund is investing in shares of affiliated Funds.

Glossary:

ADR — American Depositary Receipt

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

Unit — More than one class of securities traded together.

34   Allianz Funds Semi-Annual Report   |  12.31.05   |   See accompanying notes

Schedule of Investments
OCC Value Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—100.4%
Capital Goods—5.2%
Honeywell International, Inc.	1,300,000	$48,425
Parker Hannifin Corp.	1,000,000	65,960

		114,385

Communications—3.6%
Alltel Corp. (b)	1,250,000	78,875

Consumer Discretionary—4.7%
Family Dollar Stores, Inc. (b)	1,250,000	30,988
TJX Cos., Inc.	3,200,000	74,336

		105,324

Consumer Services—8.2%
Career Education Corp. (a)(b)	1,500,000	50,580
Carnival Corp. (b)	2,000,000	106,940
News Corp., Class A	1,500,000	23,325

		180,845

Energy—11.9%
BP PLC ADR	1,100,000	70,642
Burlington Resources, Inc.	500,000	43,100
ChevronTexaco Corp.	1,750,000	99,347
Exxon Mobil Corp.	900,000	50,553

		263,642

Financial Services—44.8%
Ambac Financial Group, Inc. (b)	1,100,000	84,766
American International Group, Inc.	1,600,000	109,168
Bank of America Corp.	1,500,000	69,225
Capital One Financial Corp.	600,000	51,840
Citigroup, Inc. (b)	2,000,000	97,060
Countrywide Financial Corp.	3,000,000	102,570
JP Morgan Chase & Co.	2,900,000	115,101
Marsh & McLennan Cos., Inc.	1,500,000	47,640
Merrill Lynch & Co., Inc.	1,100,000	74,503
MetLife, Inc. (b)	1,500,000	73,500
Morgan Stanley	600,000	34,044
St. Paul Travelers Cos., Inc. (b)	830,000	37,076
Wachovia Corp.	500,000	26,430
XL Capital Ltd., Class A (b)	1,000,000	67,380

		990,303

Healthcare—8.8%
Pfizer, Inc.	5,000,000	116,600
Sanofi-Aventis	900,000	78,793

		195,393

Materials & Processing—6.6%
Inco Ltd. (a)(b)(e)	1,275,000	55,552
Lyondell Chemical Co.	1,900,000	45,258
Temple-Inland, Inc.	1,000,000	44,850

		145,660

Technology—4.3%
McAfee, Inc. (a)	1,300,000	35,269
Taiwan Semi-conductor, Manufacturing Co., Ltd. ADR	6,000,000	59,460

		94,729

Transportation—0.9%
Continental Airlines, Inc. (a)(b)	1,000,000	21,300

Utilities—1.4%
Dominion Resources, Inc. (b)	400,000	30,880

Total Common Stock
(cost—$2,101,652)		2,221,336

	Principal Amount (000s)	Value (000s)
SHORT-TERM INVESTMENTS—7.4%
Collateral Invested for
Securities on Loan (d)—7.4%
Adirondack 2005-1 Corp.,
4.356% due 1/25/06	$5,000	$4,984
Bank of America N.A.,
4.33% due 1/3/06	5,000	5,000
Bavaria TRR Corp.,
4.365% due 1/25/06, FRN (c)	10,000	9,969
Bavaria Universal Funding,
4.398% due 2/27/06, FRN (c)	6,340	6,294
Bayerische Landesbank,
4.399% due 7/24/06, FRN	1,000	1,000
Beta Finance, Inc., Series 3,
4.301% due 8/1/06, FRN (c)	2,000	2,000
Canadian Imperial Bank,
4.00% due 1/3/06	1,954	1,954
Citigroup Global Markets, Inc.,
4.32% due 1/3/06	5,000	5,000
Compass Securitization,
4.374% due 1/23/06	5,000	4,986
Credit Suisse First Boston,
4.324% due 2/6/06, FRN	5,000	5,004
Davis Square Funding V Corp.,
4.352% due 1/3/06	2,000	1,999
4.392% due 1/31/06	5,000	4,981
Deutsche Bank, NY,
4.285% due 2/24/06, FRN	5,000	5,002
General Electric Capital Corp.,
4.296% due 3/29/06, FRN	4,000	4,003
Goldman Sachs Group L.P.,
Series 2,
4.389% due 9/15/06, FRN (c)	20,000	20,004
Harrier Finance Funding LLC,
4.35% due 9/15/06, FRN (c)	4,000	3,999
Morgan Stanley,
4.28% due 2/3/06, FRN	7,000	7,000
4.33% due 07/10/06	32,000	32,000
Northern Rock PLC,
4.321% due 2/3/06, FRN (c)	4,000	4,000
Ormond Quay Funding LLC,
4.331% due 1/30/06	2,000	1,993
Sierra Madre Funding
Delaware Corp.,
4.356% due 1/26/06	4,000	3,987
Sigma Finance, Inc.,
4.251% due 3/6/06, FRN (c)	20,000	19,996
Skandinaviska Enskilda Banken,
4.349% due 1/20/06	5,000	5,000
Tango Finance Corp.,
4.251% due 1/11/06, FRN (c)	3,000	3,001

Total Short-Term Investments
(cost—$163,152)		163,156

Value (000s)

Total Investments
(cost—$2,264,804)—107.8%	$2,384,492

Liabilities in excess of other assets—(7.8)%	(173,372)

Net Assets—100.0%	$2,211,120

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $158,554; cash collateral of $162,707 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not to be considered illiquid.

(d) Security purchased with the cash proceeds from securities on loan.

(e) When-issued or delayed-delivery security. To be settled/delivered after December 31, 2005.

Glossary:

ADR — American Depositary Receipt

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

See accompanying notes  |   12.31.05  |   Allianz Funds Semi-Annual Report   35

Schedule of Investments
PEA Equity Premium Strategy Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—96.5%
Building—4.3%
Centex Corp. (c)	40,900	$2,924

Capital Goods—7.6%
Eaton Corp.	34,500	2,314
General Electric Co.	12,700	445
Parker Hannifin Corp.	16,100	1,062
Tyco International Ltd. (c)	46,800	1,351

		5,172

Communications—2.4%
ALLTEL Corp. (b)	25,700	1,622

Consumer Discretionary—13.7%
Best Buy Co., Inc. (c)	49,900	2,170
Home Depot, Inc.	29,700	1,202
Kohl’s Corp. (a)	41,100	1,998
Sears Holding Corp. (a)	18,600	2,149
Target Corp.	19,200	1,055
TJX Cos., Inc.	31,000	720

		9,294

Consumer Services—3.1%
Harley-Davidson, Inc.	22,800	1,174
News Corp., Class A	59,800	930

		2,104

Consumer Staples—1.3%
Altria Group, Inc.	12,200	911

Energy—5.9%
BP PLC ADR	22,500	1,445
ConocoPhillips	31,200	1,815
National-Oilwell, Inc. (a)	12,100	759

		4,019

Financial Services—25.6%
Ambac Financial Group, Inc.	14,400	1,110
American International Group, Inc.	17,300	1,180
Bank of America Corp. (b)	42,300	1,952
Capital One Financial Corp.	19,200	1,659
Countrywide Financial Corp.	34,600	1,183
Goldman Sachs Group, Inc.	17,200	2,197
JP Morgan Chase & Co. (b)	49,900	1,981
MGIC Investment Corp.	19,400	1,277
Wachovia Corp. (b)	26,800	1,417
Wells Fargo & Co. (b)	31,600	1,985
XL Capital Ltd., Class A	20,800	1,401

		17,342

Healthcare—12.6%
Aetna, Inc.	26,000	2,452
Biogen Idec, Inc. (a)	33,000	1,496
Biomet, Inc.	18,700	684
Boston Scientific Corp. (a)	53,900	1,320
Guidant Corp.	17,300	1,120
Teva Pharmaceutical Industries Ltd. ADR	800	35
Wyeth	30,700	1,414

		8,521

Materials & Processing—3.3%
Freeport-McMoran Copper & Gold, Inc., Class B	27,000	1,453
Nucor Corp.	11,800	787

		2,240

	Shares	Value (000s)

Technology—15.5%
Applied Materials, Inc.	38,200	$685
Cisco Systems, Inc. (a)(b)	106,800	1,828
EMC Corp. (a)	85,900	1,170
Maxim Integrated Products, Inc.	23,800	863
Microsoft Corp.	29,400	769
Motorola, Inc.	30,700	694
Nokia Corp. ADR (c)	74,100	1,356
Taiwan Semi-conductor Manufacturing Co. Ltd. ADR (b)	211,800	2,099
Texas Instruments, Inc.	32,000	1,026

		10,490

Transportation—1.2%
Continental Airlines, Inc. (a)	39,300	837

Total Common Stock
(cost—$61,044)		65,476

SHORT-TERM INVESTMENTS—10.3%

	Principal Amount (000s)

Collateral Invested for
Securities on Loan (e)—5.9%
Bavaria Universal Funding,
4.412% due 2/27/06, FRN (d)	$1,000	993
Canadian Imperial Bank,
4.00% due 1/3/06	1,033	1,033
Credit Suisse First Boston,
4.321% due 2/27/06, FRN	1,000	1,001
Davis Square Funding V Corp.,
4.352% due 1/3/06	1,000	999

		4,026

Repurchase Agreement—4.4%
State Street Bank & Trust Co., dated 12/30/05, 3.90%, due 1/3/06, proceeds $2,994;	2,993	2,993

collateralized by Fannie Mae, 3.25%, 8/15/08, valued at $3,057 including accrued interest (cost—$2,993)

Total Short-Term Investments
(cost—$7,019)		7,019

Total Investments before options written
(cost—$68,063)—106.8%		72,495

OPTIONS WRITTEN (a)—(0.4)%

	Contracts

Call Options—(0.4)%
Aetna, Inc. (CBOE) strike price $100, expires 1/21/06	200	(6)
Alltel Corp. (CBOE) strike price $65, expires 1/21/06	150	(8)
Altria Group, Inc. (CBOE) strike price $80, expires 2/18/06	100	(6)
Ambac Financial Group, Inc. (CBOE) strike price $80, expires 1/21/06	100	(2)
American International Group, Inc. (CBOE) strike price $70, expires 1/21/06	170	(7)

	Contracts	Value (000s)

Best Buy Co., Inc. (CBOE) strike price $47.50, expires 1/21/06	300	$(6)
Biogen Idec, Inc. (CBOE) strike price $50,expires 1/21/06	150	(2)
Biomet, Inc. (CBOE) strike price $37.50, expires 1/21/06	150	(8)
Boston Scientific Corp. (CBOE) strike price $27.50, expires 1/21/06	400	(4)
Capital One Financial Corp. (CBOE) strike price $90, expires 1/21/06	150	(13)
Centex Corp. (CBOE) strike price $75, expires 1/21/06	250	(14)
ConocoPhillips (CBOE) strike price $65, expires 2/18/06	250	(11)
Continental Airlines, Inc. (CBOE) strike price $22.50, expires 1/21/06	250	(14)
Countrywide Financial Corp. (CBOE) strike price $37.50, expires 1/21/06	250	(2)
Eaton Corp. (CBOE) strike price $70, expires 2/18/06	250	(24)
EMC Corp. (CBOE) strike price $15, expires 1/21/06	600	(3)
Freeport-McMoran Copper & Gold, Inc., Class B (CBOE) strike price $60, expires 1/21/06	250	(4)
Goldman Sachs Group, Inc. (CBOE) strike price $130, expires 1/21/06	150	(18)
Guidant Corp. (CBOE) strike price $70, expires 1/21/06	170	(3)
Harley-Davidson, Inc. (CBOE) strike price $55, expires 1/21/06	150	(7)
Home Depot, Inc. (CBOE) strike price $45, expires 1/21/06	200	(1)
Kohl’s Corp. (CBOE) strike price $50, expires 1/21/06	300	(21)
Maxim Integrated Products, Inc. (CBOE) strike price $40, expires 1/21/06	200	(3)
Motorola, Inc. (CBOE) strike price $25, expires 1/21/06	200	(3)
National-Oilwell, Inc. (CBOE) strike price $70, expires 1/21/06	100	(1)
Nucor Corp. (CBOE) strike price $75, expires 1/21/06	100	(1)
Parker Hannifin Corp. (CBOE) strike price $70, expires 2/18/06	125	(8)

36   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Schedule of Investments  (cont.)
 PEA Equity Premium Strategy Fund
December 31, 2005 (unaudited)

	Contracts	Value (000s)

S&P 500 Index (CBOE) strike price $1,280, expires 1/21/06	40	$(7)
strike price $1,285, expires 1/21/06	80	(10)
strike price $1,295, expires 2/18/06	40	(16)
Sears Holding Corp. (CBOE) strike price $130, expires 1/21/06	120	(2)
Target Corp. (CBOE) strike price $57.50, expires 1/21/06	100	(4)
Texas Instruments, Inc. (CBOE) strike price $35, expires 1/21/06	300	(2)
Tyco International Ltd. (CBOE) strike price $27.50, expires 1/21/06	200	(31)
Wyeth (CBOE) strike price $47.50, expires 1/21/06	250	(8)
XL Capital Ltd. (CBOE) strike price $70, expires 1/21/06	150	(8)

Total Options Written (premiums received—$574)		(288)

Total Investments net of options written
(cost—$67,489)—106.4%		72,207

Liabilities in excess of other assets—(6.4)%		(4,350)

Net Assets—100.0%		$67,857

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or partial amount segregated as collateral for options written.

(c) All or portion on loan with an aggregate market value of $3,915; cash collateral of $4,018 was received with which the Fund purchased short-term investments.

(d) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) Security purchased with the cash proceeds from securities on loan.

Glossary:

ADR — American Depositary Receipt
CBOE — Chicago Board of Exchange
FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

See accompanying notes  |  12.31.05  |   Allianz Funds Semi-Annual Report   37

Schedule of Investments
PEA Growth Fund
 December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—99.1%
Aerospace—1.2%
United Technologies Corp.	122,300	$6,838

Capital Goods—4.0%
Dover Corp.	262,100	10,612
General Electric Co.	365,300	12,804

		23,416

Consumer Discretionary—8.1%
Best Buy Co., Inc. (b)	343,100	14,918
Home Depot, Inc.	365,500	14,796
Kohl’s Corp. (a)	124,200	6,036
Staples, Inc.	485,400	11,023

		46,773

Consumer Services—5.2%
Carnival Corp. (b)	118,500	6,336
News Corp., Class A	710,600	11,050
Starwood Hotels & Resorts, Worldwide, Inc., Class B, Unit	201,300	12,855

		30,241

Consumer Staples—7.0%
Colgate-Palmolive Co.	201,900	11,074
Hershey Foods Corp.	197,000	10,884
Kellogg Co.	127,200	5,498
PepsiCo, Inc.	185,400	10,953
Wm. Wrigley Jr. Co. (b)	36,900	2,454

		40,863

Energy—4.0%
BP PLC ADR	128,700	8,265
Schlumberger Ltd. (b)	86,400	8,394
XTO Energy, Inc.	146,500	6,437

		23,096

Financial Services—15.1%
Capital One Financial Corp.	126,100	10,895
Franklin Resources, Inc.	99,700	9,373
Goldman Sachs Group, Inc.	85,700	10,945
MGIC Investment Corp.	221,100	14,553
SLM Corp.	432,800	23,843
Wachovia Corp.	212,200	11,217
XL Capital Ltd., Class A	97,100	6,542

		87,368

Healthcare—19.7%
Biogen Idec, Inc. (a)	164,400	7,452
Caremark Rx, Inc. (a)	98,100	5,081
DENTSPLY International, Inc.	134,700	7,232
Genentech, Inc. (a)	151,700	14,032
Guidant Corp.	450,100	29,144
St. Jude Medical, Inc. (a)	84,800	4,257
Stryker Corp.	237,900	10,570
Teva Pharmaceutical Industries Ltd. ADR (b)	186,400	8,017
UnitedHealth Group, Inc.	282,200	17,536
Wyeth	239,100	11,015

		114,336

Materials & Processing—1.3%
Phelps Dodge Corp.	53,400	7,683

Technology—32.2%
Apple Computer, Inc. (a)	120,400	8,656
ASML Holding NV (a)	635,400	12,759
Cisco Systems, Inc. (a)	715,900	12,256
EMC Corp. (a)	1,677,100	22,842
Expedia, Inc. (a)(b)	142,700	3,419
Google, Inc., Class A (a)	37,900	15,723
Hewlett-Packard Co.	400,100	11,455
IAC/InterActiveCorp (a)(b)	142,700	4,040

	Shares	Value (000s)

Juniper Networks, Inc. (a)	380,900	$8,494
Marvell Technology
Group Ltd. (a)	304,900	17,102
Maxim Integrated
Products, Inc. (b)	169,600	6,146
Microsoft Corp.	959,600	25,093
Pixar, Inc. (a)	132,000	6,959
SAP AG ADR (b)	409,600	18,461
Texas Instruments, Inc.	406,600	13,040

		186,445

Transportation—1.3%
Canadian National Railway Co.	90,600	7,247

Total Common Stock
(cost—$475,488)		574,306

SHORT-TERM INVESTMENTS—11.9%

	Principal Amount (000s)

Collateral Invested for Securities on Loan (d)—10.5%
Adirondack 2005-1 Corp., 4.356% due 1/25/06	$2,000	1,994
Bavaria Universal Funding, 4.412% due 2/27/06, FRN (c)	2,000	1,986
Beta Finance, Inc., Series 3, 4.301% due 8/1/06, FRN (c)	2,000	2,000
Canadian Imperial Bank, 4.00% due 1/3/06	1,089	1,089
Credit Suisse First Boston, FRN, 4.313% due 2/27/06	1,000	1,001
4.319% due 2/27/06	3,000	3,002
Davis Square Funding V Corp., 4.352% due 1/3/06	1,000	1,000
4.392% due 1/31/06	3,000	2,988
Goldman Sachs Group L.P., Series 2, 4.389% due 9/15/06, FRN (c)	15,000	15,003
Morgan Stanley, 4.28% due 2/3/06, FRN	1,000	1,000
Northern Rock PLC, 4.321% due 2/3/06, FRN (c)	2,000	2,000
Ormond Quay Funding LLC, 4.332% due 1/30/06	3,000	2,989
4.369% due 1/27/06	4,000	3,986
Sierra Madre Funding Delaware Corp., 4.356% due 1/26/06	2,000	1,993
Sigma Finance, Inc., FRN (c), 4.251% due 3/6/06	8,000	7,998
4.308% due 1/27/06	5,000	5,004
Skandinaviska Enskilda Banken, 4.349% due 1/20/06	3,000	3,000
Treasury Bank, 4.419% due 2/27/06, FRN	3,000	3,000

		61,033

Repurchase Agreement—1.4%
State Street Bank & Trust Co., dated 12/30/05, 3.90%, due 1/3/06, proceeds $7,836;	7,833	7,833

collateralized by Federal Home Loan Bank, 4.375%, 9/17/10, valued at $7,995 including accrued interest (cost—$7,833)

Total Short Term Investments
(cost—$68,861)		68,866

Value (000s)

Total Investments
(cost—$544,349)—111.0%	$643,172

Liabilities in excess of other assets—(11.0)%	(63,599)

Net Assets—100.0%	$579,573

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $59,184; cash collateral of $60,840 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 933. These securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Security purchased with the cash proceeds from securities on loan.

Glossary:

ADR — American Depositary Receipt
FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.
Unit — More than one class of securities traded together.

38   Allianz Funds Semi-Annual Report  |  12.31.05   |  See accompanying notes

Schedule of Investments
PEA Target Fund
 December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—100.5%
Capital Goods—5.6%
Cooper Industries Ltd., Class A	115,000	$8,395
ITT Industries, Inc.	104,000	10,693
Manitowoc Co.	216,000	10,847
Rockwell Automation, Inc.	191,000	11,300

		41,235

Communications—3.1%
NII Holdings, Inc., Class B (a)	525,000	22,932

Consumer Discretionary—9.9%
Abercrombie & Fitch Co.,
Class A	150,000	9,777
Advance Auto Parts, Inc. (a)	293,000	12,734
Chico’s FAS, Inc. (a)(b)	315,000	13,838
Coach, Inc. (a)	340,000	11,335
Michaels Stores, Inc.	272,000	9,621
O’Reilly Automotive, Inc. (a)	297,000	9,507
Sonic Corp. (a)	225,000	6,638

		73,450

Consumer Services—15.1%
Corporate Executive
Board Co. (b)	140,000	12,558
Getty Images, Inc. (a)(b)	140,000	12,498
Harrah’s Entertainment, Inc.	140,000	9,981
Hilton Hotels Corp.	352,000	8,487
Iron Mountain, Inc. (a)(b)	340,000	14,355
Resources Connection, Inc. (a)	150,000	3,909
Robert Half International, Inc.	250,000	9,472
Starwood Hotels & Resorts, Worldwide, Inc., Class B, Unit	239,000	15,262
UTI Worldwide, Inc.	168,000	15,597
XM Satellite Radio Holdings, Inc., Class A (a)(b)	350,000	9,548

		111,667

Energy—7.9%
Chesapeake Energy Corp. (b)	450,000	14,278
Grant Prideco, Inc. (a)	200,000	8,824
James River Coal Co. (a)(b)	190,000	7,258
National-Oilwell, Inc. (a)	200,000	12,540
Southwestern Energy Co. (a)	100,000	3,594
Sunoco, Inc.	70,000	5,487
Todco	165,000	6,280

		58,261

Financial Services—8.5%
Affiliated Managers Group, Inc. (a)(b)	125,000	10,031
AmeriCredit Corp. (a)(b)	440,000	11,277
Intercontinental Exchange, Inc. (a)(b)	225,000	8,179
Investment Technology Group, Inc. (a)	375,000	13,290
MGIC Investment Corp. (b)	173,000	11,387
Nelnet, Inc., Class A (a)(b)	225,000	9,153

		63,317

Healthcare—16.5%
Bausch & Lomb, Inc. (b)	167,000	11,339
Gen-Probe, Inc. (a)(b)	205,000	10,002
Kinetic Concepts, Inc. (a)	300,000	11,928
LifePoint Hospitals, Inc. (a)(b)	250,000	9,375
Mentor Corp. (b)	175,000	8,064
Myogen, Inc. (a)	298,000	8,988
Nektar Therapeutics, Inc. (a)(b)	400,000	6,584
New River Pharmaceuticals, Inc. (a)(b)	200,000	10,376
Psychiatric Solutions, Inc. (a)(b)	142,293	8,358
St. Jude Medical, Inc. (a)	225,000	11,295

		Value
	Shares	(000s)

United Therapeutics Corp. (a)	121,000	$8,364
Varian Medical Systems, Inc. (a)	225,000	11,326
Ventana Medical Systems, Inc. (a)	150,000	6,353

		122,352

Materials & Processing—5.4%
Cytec Industries, Inc.	175,000	8,335
Ecolab, Inc. (b)	250,000	9,068
Precision Castparts Corp.	216,800	11,232
Vulcan Materials Co. (b)	168,000	11,382

		40,017

Technology—26.7%
Adobe Systems, Inc.	325,000	12,012
American Tower Corp. (a)(b)	850,000	23,035
Autodesk, Inc.	107,000	4,596
Broadcom Corp., Class A (a)	280,000	13,202
Citrix Systems, Inc. (a)(b)	645,000	18,563
Cognizant Technology Solutions Corp., Class A (a)	177,000	8,912
Comverse Technology, Inc. (a)(b)	735,000	19,544
Cypress Semi-conductor Corp. (a)(b)	700,000	9,975
Fisher Scientific International Inc. (a)	150,000	9,279
Juniper Networks, Inc. (a)(b)	597,000	13,313
KLA-Tencor Corp. (b)	215,000	10,606
Marvell Technology Group Ltd. (a)	290,000	16,266
Maxim Integrated Products, Inc.	350,000	12,684
Microchip Technology, Inc.	350,000	11,252
TIBCO Software, Inc. (a)	1,950,000	14,567

		197,806

Transportation—1.8%
J.B. Hunt Transport Services, Inc. (b)	374,000	8,467
Overseas Shipholding Group	95,000	4,787

		13,254

Total Common Stock
(cost—$615,234)		744,291

WARRANTS (a)—0.8%

	Units

Financial Services 0.8%
UTI Bank Ltd. — Expires 6/27/08
(cost—$5,370)	900,000	5,733

SHORT-TERM INVESTMENTS—24.6%

	Principal Amount (000s)

Collateral Invested for Securities on Loan (d)—24.6%
Adirondack 2005-1 Corp., 4.356% due 1/25/06	$3,000	2,991
Bank of America N.A., 4.33% due 1/3/06	11,000	11,000
Bayerische Landesbank NY, 4.399% due 7/24/06, FRN	1,000	1,000
Beta Finance, Inc., Series 3, 4.301% due 8/1/06, FRN (c)	2,000	2,000
Canadian Imperial Bank, 4.00% due 1/3/06	915	915
Citigroup Global Markets, Inc., 4.32% due 1/3/06	29,500	29,500

	Principal Amount (000s)	Value (000s)

Compass Securitization, 4.376% due 1/23/06	$5,050	$5,035
Credit Suisse First Boston, FRN, 4.319% due 2/27/06	9,000	9,006
4.323% due 2/6/06	5,000	5,004
Davis Square Funding V Corp., 4.352% due 1/3/06	5,000	4,998
4.392% due 1/31/06	7,000	6,973
Fortis Bank, 4.23% due 1/3/06	15,839	15,839
Goldman Sachs Group L.P., Series 2, 4.389% due 9/15/06, FRN (c)	2,000	2,000
Morgan Stanley, 4.28% due 2/3/06, FRN	3,000	3,000
4.33% due 6/20/06	5,000	5,000
4.33% due 7/10/06	15,000	15,000
Northern Rock PLC, 4.321% due 2/3/06, FRN (c)	2,000	2,000
Ormond Quay Funding LLC, 4.332% due 1/30/06	3,000	2,989
Sierra Madre Funding Delaware Corp., 4.356% due 1/26/06	10,000	9,968
Sigma Finance, Inc., FRN (c) 4.251% due 3/6/06	15,000	14,997
4.308% due 1/27/06	10,000	10,007
Skandinaviska Enskilda Banken, 4.349% due 1/20/06	3,000	3,000
Tango Finance Corp., 4.251% due 1/11/06, FRN (c)	3,000	3,001
Treasury Bank, 4.429% due 3/15/06, FRN	17,000	17,000

Total Short-Term Investments
(cost—$182,212)		182,223

OPTIONS PURCHASED (a)—0.0%

	Contracts

Call Options—0.0%
Kinetic Concepts, Inc. (CBOE), strike price $60, expires 3/18/06 (cost—$69)	130	1

Total Investments
(cost—$802,885)—125.9%		932,248

Liabilities in excess of other assets—(25.9)%		(191,939)

Net Assets—100.0%		$740,309

See accompanying notes  |   12.31.05  |  Allianz Funds Semi-Annual Report   39

Schedule of Investments (cont.)
PEA Target Fund
 December 31, 2005 (unaudited)

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $178,825; cash collateral of $184,131 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Security purchased with the cash proceeds from securities on loan.

Glossary:

CBOE — Chicago Board of Exchange
FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.
Unit — More than one class of securities traded together.

40   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Schedule of Investments
RCM Large-Cap Growth Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—98.6%

Aerospace—3.6%
Boeing Co.	131,000	$9,202
United Technologies Corp.	195,500	10,930

		20,132

Capital Goods—3.5%
General Electric Co.	554,834	19,447

Consumer Discretionary—7.0%
Coach, Inc. (a)	202,500	6,751
J.C. Penney Co., Inc. (b)	159,625	8,875
Nike, Inc., Class B	99,825	8,664
Target Corp.	146,000	8,026
Walgreen Co. (b)	153,275	6,784

		39,100

Consumer Services—4.0%
Carnival Corp. (b)	142,100	7,598
Marriott International, Inc., Class A	113,000	7,568
Univision Communications, Inc., Class A (a)(b)	236,800	6,959

		22,125

Consumer Staples—5.3%
PepsiCo, Inc.	242,000	14,298
Procter & Gamble Co.	264,725	15,322

		29,620

Energy—10.7%
Baker Hughes, Inc.	136,575	8,301
Canadian Natural Resources Ltd.	211,625	10,501
Halliburton Co.	113,425	7,028
Noble Corp.	97,375	6,869
Valero Energy Corp.	161,950	8,356
Weatherford International Ltd. (a)	209,550	7,586
XTO Energy, Inc.	245,475	10,786

		59,427

Financial Services—13.3%
AFLAC, Inc.	142,150	6,599
American International Group, Inc.	172,050	11,739
Citigroup, Inc.	281,250	13,649
Franklin Resources, Inc.	154,000	14,477
Merrill Lynch & Co., Inc.	185,500	12,564
U.S. Bancorp	139,000	4,155
Zions Bancorporation	146,800	11,092

		74,275

Healthcare—21.1%
Abbott Laboratories	108,275	4,269
Aetna, Inc.	110,500	10,421
Genentech, Inc. (a)	85,700	7,927
Gilead Sciences, Inc. (a)	179,500	9,447
Health Net, Inc. (a)	111,725	5,760
IVAX Corp. (a)(b)	239,000	7,488
Johnson & Johnson	156,575	$9,410
Medtronic, Inc.	227,450	13,094
Novartis AG ADR	151,900	7,972
Pfizer, Inc.	337,000	7,859
Teva Pharmaceutical Industries Ltd. ADR (b)	102,050	4,389
UnitedHealth Group, Inc.	184,000	11,434
Wyeth	235,725	10,860
Zimmer Holdings, Inc. (a)	103,750	6,997

		117,327

	Shares	Value (000s)

Technology—30.1%
Apple Computer, Inc. (a)	186,950	$13,440
Autodesk, Inc.	262,750	11,285
Avaya, Inc. (a)	663,600	7,081
Broadcom Corp. Class A (a)	128,900	6,078
Cognizant Technology Solutions Corp. Class A (a)	114,950	5,788
Corning, Inc. (a)	315,600	6,205
eBay, Inc. (a)	198,950	8,604
EMC Corp. (a)	595,375	8,109
Google, Inc. Class A (a)	37,800	15,682
Hewlett-Packard Co.	486,200	13,920
Marvell Technology Group Ltd. (a)	195,550	10,968
Microsoft Corp.	296,000	7,740
Motorola, Inc.	512,150	11,569
Oracle Corp. (a)	436,675	5,332
Pixar, Inc. (a)	100,200	5,282
SanDisk Corp. (a)(b)	159,775	10,037
Texas Instruments, Inc.	253,400	8,126
Yahoo!, Inc. (a)(b)	308,625	12,092

		167,338

Total Common Stock
(cost—$464,853)		548,791

SHORT-TERM INVESTMENTS—10.5%

	Principal Amount (000s)

Collateral Invested for Securities on Loan (d)—8.4%
Bank of America N.A., 4.33% due 1/3/06	$1,000	1,000
Beta Finance, Inc., Series 3, 4.301% due 8/1/06, FRN (c)	2,000	2,000
Canadian Imperial Bank, 4.00% due 1/3/06	941	941
Citigroup Global Markets, Inc., 4.320% due 1/3/06	1,000	1,000
Credit Suisse First Boston, FRN, 4.313% due 2/27/06	1,000	1,001
4.319% due 2/27/06	10,000	10,007
Davis Square Funding V Corp., 4.352% due 1/3/06	1,800	1,799
Goldman Sachs Group L.P., Series 2, 4.389% due 9/15/06, FRN (c)	15,000	15,003
Morgan Stanley, 4.28% due 2/3/06, FRN	3,000	3,000
Skandinaviska Enskilda Banken, 4.349% due 1/20/06	2,000	2,000
Tango Finance Corp., 4.251% due 1/11/06, FRN (c)	3,000	3,002
Treasury Bank, FRN, 4.419% due 2/27/06	5,000	5,000
4.429% due 3/15/06	1,000	1,000

		46,753

	Principal Amount (000s)	Value (000s)

Repurchase Agreement—2.1%
State Street Bank & Trust Co., dated 12/30/05, 3.90%, due 1/3/06, proceeds $11,834;	$11,829	$11,829

collateralized by Federal Home Loan Bank, 2.625%, 5/15/07, valued at $12,069 including accrued interest (cost $11,829)

Total Short-Term Investments
(cost—$58,571)		58,582

Total Investments
(cost—$523,424)—109.1%		607,373

Liabilities in excess of other assets—(9.1)%		(50,715)

Net Assets—100.0%		$556,658

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $45,538; cash collateral of $46,688 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from securities on loan.

Glossary:

ADR — American Depositary Receipt

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

See accompanying notes  |   12.31.05  |   Allianz Funds Semi-Annual Report   41

Schedule of Investments
RCM Mid-Cap Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—98.3%
Aerospace—1.3%
Goodrich Corp.	42,900	$1,763

Building— 0.1%
Toll Brothers, Inc. (a)	4,600	159

Capital Goods—3.5%
Chicago Bridge & Iron Co. N.V.	60,300	1,520
Ingersoll-Rand Co. Ltd. CL A	39,900	1,611
Intermec, Inc. (a)	48,900	1,653

		4,784

Communications—2.4%
NeuStar, Inc., Class A (a)	57,900	1,765
NII Holdings, Inc., Class B (a)	35,600	1,555

		3,320

Consumer Discretionary—12.1%
Cheesecake Factory, Inc. (a)	11,900	445
Coach, Inc. (a)	53,850	1,795
Dick’s Sporting Goods, Inc. (a)(b)	20,800	691
J.C. Penney Co., Inc.	33,300	1,852
Nordstrom, Inc.	65,900	2,465
Outback Steakhouse, Inc.	29,400	1,223
Polo Ralph Lauren Corp., Class A	47,400	2,661
Quiksilver, Inc. (a)	107,630	1,490
Ross Stores, Inc.	87,100	2,517
Williams-Sonoma, Inc. (a)	31,812	1,373

		16,512

Consumer Services—11.7%
Axis Capital Holding Ltd.	32,217	1,008
Corporate Executive Board Co.	13,300	1,193
Everest Re Group Ltd.	11,400	1,144
Getty Images, Inc. (a)	14,100	1,259
Hilton Hotels Corp.	66,100	1,594
Moody’s Corp.	6,750	414
Royal Caribbean Cruises Ltd.	60,800	2,740
Starwood Hotels & Resorts Worldwide, Inc., Class B, Unit	44,200	2,822
UTI Worldwide, Inc.	21,320	1,979
XM Satellite Radio Holdings, Inc., Class A (a)(b)	68,029	1,856

		16,009

Consumer Staples—2.1%
Clorox Co.	16,400	933
Constellation Brands, Inc., Class A (a)	71,300	1,870

		2,803

Energy—14.9%
Consol Energy, Inc.	36,500	2,379
ENSCO International, Inc.	42,100	1,867
Freescale Semi-conductor, Inc., Class B (a)	69,100	1,739
Grant Prideco, Inc. (a)	60,800	2,683
National-Oilwell, Inc. (a)	31,400	1,969
Newfield Exploration Co. (a)	32,900	1,647
Noble Corp. (b)	29,600	2,088
Noble Energy, Inc.	11,000	443
Peabody Energy Corp.	26,600	2,193
Southwestern Energy Co. (a)	13,000	467
Ultra Petroleum Corp. (a)(b)	7,300	407
Weatherford International Ltd. (a)	11,300	409
XTO Energy, Inc.	46,175	2,029

		20,320

	Shares	Value (000s)

Environmental Services—0.4%
Republic Services, Inc.	14,600	$548

Financial Services—6.2%
Ameritrade Holding Corp. (a)	9,450	227
City National Corp.	16,600	1,203
Federated Investors, Inc.	38,850	1,439
Franklin Resources, Inc.	2,050	193
Lazard Ltd., Class A (b)	66,250	2,113
Northern Trust Corp.	17,350	899
Nuveen Investments, Inc., Class A (b)	8,500	362
OptionsXpress Holding, Inc. (b)	10,900	268
Zions Bancorporation	23,880	1,804

		8,508

Healthcare—16.3%
Barr Laboratories, Inc. (a)	25,000	1,557
Biomet, Inc.	31,300	1,145
Celgene Corp. (a)(b)	15,900	1,030
Cephalon, Inc. (a)	3,500	227
Coventry Health Care, Inc. (a)	30,850	1,757
Cytyc Corp. (a)	56,100	1,584
Endo Pharmaceuticals Holdings, Inc. (a)	67,600	2,046
Forest Laboratories, Inc. (a)	7,000	285
Health Net, Inc. (a)	40,000	2,062
Inamed Corp. (a)(b)	22,500	1,973
Medco Health Solutions, Inc. (a)	31,780	1,773
Medimmune, Inc. (a)	36,100	1,264
Mylan Laboratories, Inc.	40,500	808
Nektar Therapeutics, Inc. (a)(b)	38,000	626
Quest Diagnostics, Inc.	7,600	391
Resmed, Inc. (a)	36,600	1,402
Shire Pharmaceuticals Group PLC ADR	57,800	2,242

		22,172

Materials & Processing—4.1%
Air Products & Chemicals, Inc.	7,200	426
American Standard Cos., Inc.	54,100	2,161
Precision Castparts Corp.	37,400	1,938
Rohm & Haas Co.	20,600	998

		5,523

Technology—23.2%
Activision, Inc. (a)	154,366	2,121
Autodesk, Inc.	50,500	2,169
Avaya, Inc. (a)	195,200	2,083
Broadcom Corp., Class A (a)	36,000	1,697
Cerner Corp. (a)(b)	3,600	327
CheckFree Corp. (a)	43,400	1,992
Cognizant Technology Solutions Corp., Class A (a)	36,610	1,843
Cognos, Inc. (a)(b)	44,100	1,531
F5 Networks, Inc. (a)	32,080	1,835
Marvell Technology Group Ltd. (a)	30,000	1,683
National Semi-conductor Corp.	62,200	1,616
NAVTEQ Corp. (a)	26,500	1,163
Network Appliance, Inc. (a)	73,000	1,971
Pixar, Inc. (a)	29,500	1,555
QLogic Corp. (a)	59,000	1,918
Red Hat, Inc. (a)(b)	69,300	1,888
SanDisk Corp. (a)	46,600	2,927
Xilinx, Inc.	51,100	1,288

		31,607

Total Common Stock
(cost—$119,216)		134,028

	Principal Amount (000s)	Value (000s)
SHORT-TERM INVESTMENTS—10.1%
Collateral Invested for Securities on Loan (c)—8.5%
Canadian Imperial Bank,
4.00% due 1/3/06	$5,350	$5,350
Fortis Bank, 4.23% due 1/3/06	6,300	6,300

		11,650

Repurchase Agreement—1.6%
State Street Bank & Trust Co., dated 12/30/05, 3.90%, due 1/3/06, proceeds $2,193;	2,192	2,192

collateralized by Federal Home Loan Bank 4.375%, 9/17/10, valued at $2,239 including accrued interest (cost $2,192)

Total Short-Term Investments
(cost—$13,842)		13,842

Total Investments
(cost $133,058)—108.4%		147,870

Liabilities in excess of other assets—(8.4)%		(11,517)

Net Assets—100.0%		$136,353

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $11,241; cash collateral of $11,616 was received with which the Fund purchased short-term investments.

(c) Security purchased with the cash proceeds from securities on loan.

Glossary:

ADR — American Depositary Receipt

Unit — More than one class of securities traded together.

42   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Schedule of Investments
RCM Targeted Core Growth Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—96.9%
Aerospace—2.7%
United Technologies Corp.	13,000	$727

Capital Goods—3.7%
General Electric Co.	28,000	982

Consumer Discretionary—11.0%
Harman International
Industries, Inc.	5,600	548
Nike, Inc., Class B	6,100	529
Starbucks Corp. (a)	17,500	525
Target Corp.	12,000	660
Walgreen Co.	15,000	664

		2,926

Consumer Services—1.4%
E.W. Scripps Co., Class A	7,500	360

Consumer Staples—9.4%
PepsiCo, Inc.	15,200	898
Procter & Gamble Co.	11,000	637
Whole Foods Market, Inc. (b)	4,800	371
Wm. Wrigley Jr. Co. (b)	9,100	605

		2,511

Energy—8.9%
BP PLC ADR	8,500	546
Canadian Natural Resources Ltd.	5,800	288
Schlumberger Ltd.	10,000	971
Smith International, Inc.	15,500	576

		2,381

Financial Services—8.0%
City National Corp.	9,700	703
Lazard Ltd., Class A (b)	13,650	435
Merrill Lynch & Co., Inc.	14,500	982

		2,120

Healthcare—16.9%
Abbott Laboratories	6,500	256
Amgen, Inc. (a)	6,300	497
Genentech, Inc. (a)	5,700	527
Johnson & Johnson	10,000	601
Medtronic, Inc.	16,250	936
Nektar Therapeutics, Inc. (a)(b)	13,750	226
Stryker Corp.	14,600	649
UnitedHealth Group, Inc.	12,750	792

		4,484

Technology—32.4%
Adobe Systems, Inc.	14,956	553
Apple Computer, Inc. (a)	13,500	971
Autodesk, Inc.	12,250	526
Gentex Corp.	21,500	419
Google, Inc., Class A (a)	1,693	702
Hewlett Packard Co.	24,800	710
Marvell Technology Group Ltd. (a)	16,800	942
Microsoft Corp.	25,000	654
Motorola, Inc.	12,450	281
NAVTEQ Corp. (a)	9,500	417
Pixar, Inc. (a)	6,900	364
SanDisk Corp. (a)(b)	10,100	635
Sirf Technology Holdings, Inc. (a)	14,000	417
Texas Instruments, Inc.	4,500	144
Yahoo!, Inc. (a)(b)	22,750	891

		8,626

	Shares	Value (000s)

Transportation—2.5%
United Parcel Service, Inc., Class B	8,800	$661

Total Common Stock
(cost—$19,020)		25,778

SHORT-TERM INVESTMENTS—11.4%

	Principal Amount (000s)

Collateral Invested for Securities on Loan (c)—8.7%
Bank of America N.A., 4.33% due 1/3/06	$1,500	1,500
Bear Stearns Co., Inc., 4.37% due 1/3/06	100	100
Canadian Imperial Bank, 4.00% due 1/3/06	523	523
Citigroup Global Markets, Inc., 4.32% due 1/3/06	200	200

		2,323

Repurchase Agreement—2.7%
State Street Bank & Trust Co., dated 12/30/05, 3.90%, due 1/3/06 proceeds $716;	716	716

collateralized by Federal Home Loan Bank, 4.375%, 9/17/10, valued at $735 including accrued interest (cost—$716)

Total Short-Term Investments
(cost—$3,039)		3,039

Total Investments
(cost $22,059)—108.3%		28,817

Liabilities in excess of other assets—(8.3)%		(2,209)

Net Assets—100.0%		$26,608

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $2,249; cash collateral of $2,319 was received with which the Fund purchased short-term investments.

(c) Security purchased with the cash proceeds from securities on loan.

Glossary:

ADR — American Depositary Receipt

See accompanying notes  |   12.31.05  |   Allianz Funds Semi-Annual Report   43

Statements of Assets and Liabilities
December 31, 2005 (Unaudited)

	CCM Capital	CCM	NACM	NACM	NFJ	NFJ	NFJ
Amounts in thousands,	Appreciation	Mid-Cap	Flex-Cap	Growth	Dividend	Large-Cap	Small-Cap
except per share amounts	Fund	Fund	Value Fund	Fund	Value Fund	Value Fund	Value Fund

Assets:
Investments, at value	$1,439,524	$1,471,926	$47,386	$3,982	$1,544,531	$82,065	$4,284,119

Investments in Affiliates, at value	0	0	0	0	0	0	185,812

Cash	1	1	0	0	1	1	561

Security lending interest receivable (net)	13	22	0	0	25	0	230

Receivable for investments sold	8,363	0	0	37	0	0	42,708

Receivable for Fund shares sold	2,741	10,115	891	2	17,886	913	4,744

Interest and dividends receivable (net of taxes)	1,284	1,060	38	4	2,659	165	7,784

Interest and dividends receivable from Affiliates	0	0	0	0	0	0	1,078

	1,451,926	1,483,124	48,315	4,025	1,565,102	83,144	4,527,036

Liabilities:
Payable for investments purchased	$55,506	$4,033	$0	$51	$12,232	$1,092	$18,977

Payable for investments in
Affiliates purchased	0	0	0	0	0	0	805

Overdraft due to custodian	0	0	0	0	0	0	0

Written options outstanding	0	0	0	0	0	0	0

Payable for Fund shares redeemed	4,780	32,900	28	0	2,115	49	16,934

Payable for collateral for securities on loan	104,771	155,681	3,584	0	193,139	5,201	702,206

Accrued Investment advisory fees Payable	491	493	24	2	496	28	1,968

Accrued Administration fees Payable	340	348	11	1	404	24	1,120

Accrued Distribution fees Payable	230	180	6	1	398	27	711

Accrued servicing fees Payable	113	126	3	1	240	14	564

Payable to security lending agent	0	0	0	0	0	0	0

Recoupment payable to Manager	0	0	2	0	0	0	0

	166,231	193,761	3,658	56	209,024	6,435	743,285

Net Assets	$1,285,695	$1,289,363	$44,657	$3,969	$1,356,078	$76,709	$3,783,751

Net Assets Consist of:
Paid-in capital	$1,115,763	$1,112,409	$42,519	$3,697	$1,248,923	$72,000	$3,024,687

Undistributed (dividend in excess of) net investment income	1,096	26	553	184	(75)	138	14,985

Accumulated net realized gain (loss) on investments	25,604	31,167	(190)	(123)	13,328	1,201	109,921

Net unrealized appreciation (depreciation) on investments	143,232	145,761	1,775	211	93,902	3,370	634,158

	$1,285,695	$1,289,363	$44,657	$3,969	$1,356,078	$76,709	$3,783,751

Net Assets:
Class D	$25,122	$76,091	$489	$14	$21,668	$118	$5,142

Other Classes	1,260,573	1,213,272	44,168	3,955	1,334,410	76,591	3,778,609

Shares Issued and Outstanding:
Class D	1,310	2,845	30	1	1,519	7	175

Other Classes	65,572	45,521	2,678	322	94,005	4,673	131,060

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class D	$19.18	$26.74	$16.47	$12.44	$14.26	$16.50	$29.45

Cost of Investments	$1,296,288	$1,326,164	$45,611	$3,771	$1,450,629	$78,695	$3,650,771

Cost of Investments in Affiliates	$0	$0	$0	$0	$0	$0	$184,988

44 Allianz Funds Semi-Annual Report | 12.31.05 | See accompanying notes

OCC	OCC	OCC	PEA Equity	PEA	PEA	RCM	RCM	RCM Targeted
Core Equity	Renaissance	Value	Premium	Growth	Target	Large-Cap	Mid-Cap	Core Growth
Fund	Fund	Fund	Strategy Fund	Fund	Fund	Growth Fund	Fund	Fund

$3,295	$4,265,968	$2,384,492	$72,495	$643,172	$932,248	$607,373	$147,870	$28,817

0	0	0	0	0	0	0	0	0

0	6,263	0	81	317	0	0	1	8

0	57	30	0	12	26	6	1	0

0	0	12,910	162	0	16,593	0	126	0

33	2,907	1,525	44	65	98	1,244	75	144

2	1,481	696	37	418	370	399	76	22

0	0	0	0	0	0	0	0	0

3,330	4,276,676	2,399,653	72,819	643,984	949,335	609,022	148,149	28,991

$0	$0	$0	$0	$0	$9,759	$4,277	$0	$0

0	0	0	0	0	0	0	0	0

0	0	2,278	0	0	11,034	0	0	0

0	0	0	288	0	0	0	0	0

0	70,298	20,335	551	2,476	2,668	928	56	26

0	569,425	163,156	4,026	61,034	182,223	46,752	11,650	2,323

1	1,935	877	35	254	355	216	55	14

1	1,177	731	23	200	250	136	30	8

0	1,278	712	25	321	350	27	3	8

0	741	444	14	126	156	28	2	4

0	0	0	0	0	2,231	0	0	0

0	0	0	0	0	0	0	0	0

2	644,854	188,533	4,962	64,411	209,026	52,364	11,796	2,383

$3,328	$3,631,822	$2,211,120	$67,857	$579,573	$740,309	$556,658	$136,353	$26,608

$3,171	$3,276,189	$2,087,222	$88,655	$756,135	$741,647	$482,107	$465,886	$34,098

3	(4,298)	18,431	(54)	(2,617)	(5,012)	549	(173)	(81)

(1)	30,110	(14,217)	(25,462)	(272,763)	(125,678)	(9,936)	(344,172)	(14,167)

155	329,821	119,684	4,718	98,818	129,352	83,938	14,812	6,758

$3,328	$3,631,822	$2,211,120	$67,857	$579,573	$740,309	$556,658	$136,353	$26,608

$10	$70,019	$205,325	$986	$406	$1,126	$57,990	$1,085	$1,219

3,318	3,561,803	2,005,795	66,871	579,167	739,183	498,668	135,268	25,389

1	3,255	13,059	119	21	58	4,190	370	102

315	173,843	129,720	8,147	30,207	42,541	35,598	45,183	2,138

$10.53	$21.51	$15.72	$8.28	$19.58	$19.28	$13.84	$2.93	$11.96

$3,140	$3,936,106	$2,264,804	$68,063	$544,349	$802,885	$523,424	$133,058	$22,059

$0	$0	$0	$0	$0	$0	$0	$0	$0

See accompanying notes | 12.31.05 | Allianz Funds Semi-Annual Report 45

Statements of Operations
Six Months Ended December 31, 2005 (unaudited)

	CCM Capital	CCM	NACM	NACM	NFJ	NFJ	NFJ
	Appreciation	Mid-Cap	Flex-Cap	Growth	Dividend	Large-Cap	Small-Cap
Amounts in thousands,	Fund	Fund	Value Fund	Fund	Value Fund	Value Fund	Value Fund

Investment Income:
Interest	$871	$814	$44	$1	$1,078	$43	$2,745

Dividends, net of foreign withholding taxes	6,570	5,220	396	22	18,886	1,032	49,231

Dividends from Affiliate investments	0	0	0	0	0	0	2,231

Security lending income (net)	87	119	2	0	133	3	1,438

Miscellaneous income	0	0	0	0	2	0	8

Total Income	7,528	6,153	442	23	20,099	1,078	55,653

Expenses:
Investment advisory fees	2,576	2,576	138	10	2,353	150	11,332

Administration fees	1,797	1,819	62	7	1,933	127	6,485

Servicing fees - Class D	27	96	0	0	18	0	7

Distribution and/or servicing fees - Other Classes	1,772	1,559	45	11	3,046	213	7,567

Trustees’ fees	78	77	3	0*	70	4	256

Interest expense	0	0	0	0	0	0	0

Miscellaneous expense	0	0	1	0	0	0	0

Total Expenses	6,250	6,127	249	28	7,420	494	25,647

Net Expenses	6,250	6,127	249	28	7,420	494	25,647

Net Investment Income (Loss)	$1,278	$26	$193	$(5)	$12,679	$584	$30,006

Realized and Change In
Unrealized Gain (Loss):
Net realized gain on investments	60,811	69,208	1,461	120	22,024	2,442	289,513

Net realized gain on Affiliate investments	0	0	0	0	0	0	174

Net realized gain (loss) on futures contracts and options	0	0	0	0	0	0	0

Net realized loss on foreign currency transactions	0	0	0	0	0	0	0

Payments from Affiliates**	0	0	0	0	0	0	0

Net change in unrealized appreciation/depreciation on investments	21,083	21,135	1,803	86	35,267	735	(139,235)

Net change in unrealized appreciation/depreciation on futures contracts and options	0	0	0	0	0	0	0

Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0	0	0	0	0

Net Realized and Change In Unrealized Gain	81,894	90,343	3,264	206	57,291	3,177	150,452

Net Increase in Net Assets Resulting from Operations	$83,172	$90,369	$3,457	$201	$69,970	$3,761	$180,458

*	Trustees’ fees less than $1,000.
**	See Note 10.

46 Allianz Funds Semi-Annual Report | 12.31.05 | See accompanying notes

OCC		OCC	OCC	PEA Equity	PEA	PEA	RCM	RCM	RCM Targeted
Core Equity		Renaissance	Value	Premium	Growth	Target	Large-Cap	Mid-Cap	Core Growth
Fund		Fund	Fund	Strategy Fund	Fund	Fund	Growth Fund	Fund	Fund

$2		$997	$709	$16	$106	$93	$115	$31	$7

18		28,857	23,067	533	2,639	1,584	2,567	305	127

0		0	0	0	0	0	0	0	0

0		329	248	8	74	163	37	4	3

0		0	0	0	0	0	0	0	0

20		30,183	24,024	557	2,819	1,840	2,719	340	137

7		12,939	5,643	216	1,519	2,204	1,206	304	86

4		7,823	4,688	139	1,198	1,533	762	169	53

0		117	309	1	0	1	72	1	2

0		13,275	7,056	235	2,675	3,045	234	27	73

0	*	300	174	5	42	56	37	9	2

0		3	6	2	2	13	1	3	2

0		0	0	0	0	0	0	0	0

11		34,457	17,876	598	5,436	6,852	2,312	513	218

11		34,457	17,876	598	5,436	6,852	2,312	513	218

$9		$(4,274)	$6,148	$(41)	$(2,617)	$(5,012)	$407	$(173)	$(81)

65		219,616	114,289	5,873	51,587	96,936	14,059	8,640	1,389

0		0	0	0	0	0	0	0	0

0		0	0	156	(379)	0	0	0	0

0		(5,361)	(7,525)	(29)	0	0	0	0	0

0		5,075	0	0	0	191	0	0	0

57		(953)	19,611	(3,028)	(4,832)	(31,210)	34,962	6,682	1,673

0		0	0	279	(87)	0	0	0	0

0		14	0	0	0	0	0	0	0

122		218,391	126,375	3,251	46,289	65,917	49,021	15,322	3,062

$131		$214,117	$132,523	$3,210	$43,672	$60,905	$49,428	$15,149	$2,981

See accompanying notes | 12.31.05 | Allianz Funds Semi-Annual Report 47

Statements of Changes in Net Assets

	CCM Capital
Amounts in thousands	Appreciation Fund		CCM Mid-Cap Fund		NACM Flex-Cap Value Fund

	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
Increase in Net Assets from:	December 31, 2005	June 30, 2005	December 31, 2005	June 30, 2005	December 31, 2005	June 30, 2005
	(unaudited)		(unaudited)		(unaudited)

Operations:
Net investment income (loss)	$1,278	$4,626	$26	$(452)	$193	$50

Net Increase from Repayment by Investment Manager	0	0	0	0	0	0

Net realized gain (loss)	60,811	53,995	69,208	79,769	1,461	599

Net realized gain on Affiliate investments	0	0	0	0	0	0

Net change in unrealized appreciation/depreciation	21,083	29,013	21,135	27,806	1,803	(627)

Net increase resulting from operations	83,172	87,634	90,369	107,123	3,457	22

Distributions to Shareholders:
From net investment income
Class D	(22)	(33)	0	0	(1)	0

Other Classes	(1,196)	(3,557)	0	0	(169)	0

From net realized capital gains
Class D	0	0	0	0	(17)	(5)

Other Classes	0	0	0	0	(1,633)	(410)

Total Distributions to Shareholders	(1,218)	(3,590)	0	0	(1,820)	(415)

Fund Share Transactions:
Shares sold
Class D	8,539	12,416	22,014	46,750	261	364

Other Classes	325,422	272,522	427,256	306,600	7,341	39,486

Issued in reinvestment of distributions
Class D	21	31	0	0	14	5

Other Classes	1,077	3,141	0	0	1,710	348

Cost of shares redeemed
Class D	(1,304)	(932)	(12,108)	(7,037)	(9)	(218)

Other Classes	(147,470)	(233,159)	(208,206)	(234,787)	(6,328)	(6,093)

Net increase (decrease) from Fund share transactions	186,285	54,019	228,956	111,526	2,989	33,892

Fund Redemption Fees	17	38	34	17	1	10

Total Increase in Net Assets	268,256	138,101	319,359	218,666	4,627	33,509

Net Assets:
Beginning of period	1,017,439	879,338	970,004	751,338	40,030	6,521

End of period*	$1,285,695	$1,017,439	$1,289,363	$970,004	$44,657	$40,030

*Including undistributed (dividends in excess of) net investment income of:	$1,096	$1,036	$26	$0	$553	$530

48   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

NACM Growth Fund		NFJ Dividend Value Fund		NFJ Large-Cap Value Fund		NFJ Small-Cap Value Fund		OCC Core Equity Fund

Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Period from
December 31, 2005	June 30, 2005	December 31, 2005	June 30, 2005	December 31, 2005	June 30, 2005	December 31, 2005	June 30, 2005	December 31, 2005	March 31, 2005
(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)	to June 30, 2005

$(5)	$(1)	$12,679	$9,600	$584	$304	$30,006	$49,234	$9	$8

0	0	0	0	0	0	0	0	0	0

120	258	22,024	15,943	2,442	594	289,513	156,150	65	(27)

0	0	0	0	0	0	174	0	0	0

86	(54)	35,267	34,652	735	2,002	(139,235)	296,947	57	98

201	203	69,970	60,195	3,761	2,900	180,458	502,331	131	79

0	0	(335)	(100)	(1)	0	(85)	(69)	0	0

0	0	(17,459)	(10,594)	(526)	(328)	(62,916)	(38,935)	(14)	0

(1)	0	(306)	(12)	(3)	(1)	(411)	(272)	0	0

(306)	(62)	(18,966)	(4,637)	(1,601)	(664)	(297,766)	(158,878)	(39)	0

(307)	(62)	(37,066)	(15,343)	(2,131)	(993)	(361,178)	(198,154)	(53)	0

0	0	11,913	11,176	78	26	227	635	0	10

774	1,585	562,605	494,194	29,653	45,231	598,809	1,180,818	133	2,990

1	0	623	107	4	2	485	336	0	0

251	57	27,758	11,606	1,719	833	296,981	155,916	53	0

0	0	(3,178)	(417)	(14)	(12)	(696)	(1,154)	0	0

(652)	(773)	(73,057)	(68,106)	(11,317)	(5,788)	(425,753)	(689,773)	(15)	0

374	869	526,664	448,560	20,123	40,292	470,053	646,778	171	3,000

0	0	64	71	9	17	51	91	0	0

268	1,010	559,632	493,483	21,762	42,216	289,384	951,046	249	3,079

3,701	2,691	796,446	302,963	54,947	12,731	3,494,367	2,543,321	3,079	0

$3,969	$3,701	$1,356,078	$796,446	$76,709	$54,947	$3,783,751	$3,494,367	$3,328	$3,079

$184	$189	$(75)	$5,040	$138	$81	$14,985	$47,980	$3	$8

See accompanying notes  |  12.31.05  |  Allianz Funds Semi-Annual Report   49

Statements of Changes in Net Assets (cont.)

Amounts in thousands					PEA Equity
	OCC Renaissance Fund		OCC Value Fund		Premium Strategy Fund

	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
Increase (Decrease) in Net Assets from:	December 31, 2005	June 30, 2005	December 31, 2005	June 30, 2005	December 31, 2005	June 30, 2005
	(unaudited)		(unaudited)		(unaudited)

Operations:
Net investment income (loss)	$(4,274)	$(23,651)	$6,148	$16,064	$(41)	$426

Net increase from repayments by Investment Manager	0	3,880	0	1,230	0	39

Net realized gain	214,255	874,642	106,764	295,136	6,000	3,679

Payments from Affiliates**	5,075	0	0	0	0	0

Net change in unrealized appreciation/depreciation	(939)	(975,852)	19,611	(204,166)	(2,749)	(175)

Net increase (decrease) resulting from operations	214,117	(120,981)	132,523	108,264	3,210	3,969

Distributions to Shareholders:
From net investment income
Class D	0	0	(2,006)	(1,742)	(1)	(11)

Other Classes	0	0	(14,495)	(8,059)	(12)	(580)

From net realized capital gains
Class D	(12,472)	0	(27,924)	(11,388)	0	0

Other Classes	(644,798)	0	(275,036)	(78,227)	0	0

Total Distributions to Shareholders	(657,270)	0	(319,461)	(99,416)	(13)	(591)

Fund Share Transactions:
Shares sold
Class D	2,819	66,216	7,078	290,364	161	282

Other Classes	333,794	1,388,743	130,222	1,252,082	3,938	11,268

Issued in reinvestment of distributions
Class D	11,937	0	29,000	12,715	0	11

Other Classes	517,352	0	235,711	70,171	10	485

Cost of shares redeemed
Class D	(54,922)	(326,379)	(105,771)	(350,743)	(147)	(163)

Other Classes	(1,629,061)	(2,372,265)	(630,733)	(1,225,286)	(14,893)	(27,314)

Net increase (decrease) from Fund share transactions	(818,081)	(1,243,685)	(334,493)	49,303	(10,931)	(15,431)

Fund Redemption Fees	73	429	30	671	1	9

Total Increase (Decrease) in Net Assets	(1,261,161)	(1,364,237)	(521,401)	58,822	(7,733)	(12,044)

Net Assets:
Beginning of period	4,892,983	6,257,220	2,732,521	2,673,699	75,590	87,634

End of period*	$3,631,822	$4,892,983	$2,211,120	$2,732,521	$67,857	$75,590

*Including undistributed (dividends in excess of) net investment income of:	$(4,298)	$(24)	$18,431	$28,784	$(54)	$0

** See Note 10.

50   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

								RCM Targeted
PEA Growth Fund		PEA Target Fund		RCM Large-Cap Growth Fund		RCM Mid-Cap Fund		Core Growth Fund

Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
December 31, 2005	June 30, 2005	December 31, 2005	June 30, 2005	December 31, 2005	June 30, 2005	December 31, 2005	June 30, 2005	December 31, 2005	June 30, 2005
(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)

$(2,617)	$(3,043)	$(5,012)	$(10,538)	$407	$2,315	$(173)	$(336)	$(81)	$(69)

0	877	0	183	0	0	0	0	0	0

51,208	73,676	96,936	74,906	14,059	19,940	8,640	10,675	1,389	98

0	0	191	0	0	0	0	0	0	0

(4,919)	(59,025)	(31,210)	(40,204)	34,962	973	6,682	(7,006)	1,673	(199)

43,672	12,485	60,905	24,347	49,428	23,228	15,149	3,333	2,981	(170)

0	0	0	0	(1)	(59)	0	0	0	0

0	0	0	0	(957)	(1,157)	0	0	0	0

0	0	0	0	0	0	0	0	0	0

0	0	0	0	0	0	0	0	0	0

0	0	0	0	(958)	(1,216)	0	0	0	0

31	259	47	395	4,756	11,970	191	48	92	164

12,129	24,483	15,910	53,289	65,821	153,348	12,535	22,866	1,761	7,007

0	0	0	0	1	56	0	0	0	0

0	0	0	0	885	1,081	0	0	0	0

(62)	(44)	(83)	(747)	(9,082)	(27,498)	(66)	(115)	(1,596)	(705)

(92,006)	(199,826)	(152,210)	(240,575)	(62,366)	(211,570)	(14,682)	(135,943)	(8,198)	(11,623)

(79,908)	(175,128)	(136,336)	(187,638)	15	(72,613)	(2,022)	(113,144)	(7,941)	(5,157)

3	10	4	23	3	19	0	3	0	0

(36,233)	(162,633)	(75,427)	(163,268)	48,488	(50,582)	13,127	(109,808)	(4,960)	(5,327)

615,806	778,439	815,736	979,004	508,170	558,752	123,226	233,034	31,568	36,895

$579,573	$615,806	$740,309	$815,736	$556,658	$508,170	$136,353	$123,226	$26,608	$31,568

$(2,617)	$0	$(5,012)	$0	$549	$1,100	$(173)	$0	$(81)	$0

See accompanying notes  |  12.31.05  |  Allianz Funds Semi-Annual Report   51

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Change in Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

CCM Capital Appreciation Fund
Class D
12/31/2005†	$17.83	$0.02	$1.35	$1.37	$(0.02)	$0.00

06/30/2005	16.19	0.07	1.65	1.72	(0.08)	0.00

06/30/2004	13.95	(0.01)	2.25	2.24	0.00	0.00

06/30/2003	14.56	(0.01)	(0.60)	(0.61)	0.00	0.00

06/30/2002	17.45	0.01	(2.87)	(2.86)	(0.03)	0.00

06/30/2001	26.88	0.04	(1.36)	(1.32)	(0.13)	(7.98)

CCM Mid-Cap Fund
Class D
12/31/2005†	$24.61	$(0.01)	$2.14	$2.13	$0.00	$0.00

06/30/2005	21.38	(0.02)	3.25	3.23	0.00	0.00

06/30/2004	17.38	(0.06)	4.06	4.00	0.00	0.00

06/30/2003	17.84	(0.06)	(0.40)	(0.46)	0.00	0.00

06/30/2002	21.13	0.00	(3.16)	(3.16)	(0.11)	0.00

06/30/2001	30.71	0.10	(0.76)	(0.66)	(0.13)	(8.79)

NACM Flex-Cap Value Fund
Class D
12/31/2005†	$15.81	$0.07	$1.29	$1.36	$(0.05)	$(0.65)

06/30/2005	15.29	0.09	1.24	1.33	0.00	(0.83)

06/30/2004	12.38	0.02	3.33	3.35	(0.02)	(0.42)

07/19/2002 - 06/30/2003	10.00	0.06	2.52	2.58	(0.03)	(0.17)

NACM Growth Fund
Class D
12/31/2005†	$12.72	$0.00 (n)	$0.73	$0.73	$0.00	$(1.01)

06/30/2005	11.93	0.01	1.07	1.08	0.00	(0.29)

06/30/2004	11.21	(0.07)	0.92	0.85	0.00	(0.13)

07/19/2002 - 06/30/2003	10.00	(0.04)	1.25	1.21	0.00	0.00

NFJ Dividend Value Fund
Class D
12/31/2005†	$13.75	$0.20	$0.79	$0.99	$(0.26)	$(0.22)

06/30/2005	12.53	0.31	1.37	1.68	(0.31)	(0.15)

06/30/2004	10.51	0.30	2.05	2.35	(0.24)	(0.09)

06/30/2003	11.32	0.27	(0.28)	(0.01)	(0.30)	(0.50)

10/31/2001 - 06/30/2002	11.31	0.19	0.96	1.15	(0.28)	(0.86)

NFJ Large-Cap Value Fund
Class D
12/31/2005†	$16.04	$0.20	$0.82	$1.02	$(0.19)	$(0.37)

06/30/2005	14.63	0.23	1.95	2.18	(0.19)	(0.59)

06/30/2004	12.23	0.18	2.38	2.56	(0.16)	0.00

07/19/2002 - 06/30/2003	11.07	0.22	1.39	1.61	(0.19)	(0.26)

NFJ Small-Cap Value Fund
Class D
12/31/2005†	$30.76	$0.27	$1.38	$1.65	$(0.49)	$(2.47)

06/30/2005	27.72	0.52	4.51	5.03	(0.39)	(1.60)

06/30/2004	21.92	0.49	5.81	6.30	(0.27)	(0.23)

06/30/2003	21.85	0.41	(0.06)	0.35	(0.23)	(0.05)

06/30/2001 - 06/30/2002	21.85	0.00	0.00	0.00	0.00	0.00

OCC Core Equity Fund
Class D
12/31/2005†	$10.25	$0.01	$0.41	$0.42	$(0.01)	$(0.13)

03/31/2005 - 6/30/2005	10.00	0.02	0.23	0.25	0.00	0.00

†	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding trustees’ expense is 1.25%.
(c)	Ratio of expenses to average net assets excluding trustees’ expense is 1.36%.
(d)	Ratio of expenses to average net assets excluding trustees’ expense is 1.10%.
(e)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.20%.
(f)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 9.69%.
(g)	Ratio of expenses to average net assets excluding trustees’ expense is 1.40%.
(h)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 7.71%.
(i)	Ratio of expenses to average net assets excluding trustees’ expense is 1.17%.
(j)	If the investment manager had not waived the administrative expenses, the ratio of expenses to average net assets would have been 1.17%.

52   Allianz Funds Semi-Annual Report  |  12.31.05   |  See accompanying notes

Tax Basis Return of Capital	Total Distributions	Fund Redemption Fees (a)		Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.02)	$0.00	(n)	$19.18	7.67%	$25,122	1.11	%*(d)	0.22	%*	68%

0.00	(0.08)	0.00		17.83	10.65	16,394	1.11	(d)	0.43		137

0.00	0.00	0.00		16.19	16.06	4,103	1.11	(d)	(0.05)		148

0.00	0.00	0.00		13.95	(4.19)	3,780	1.10		(0.07)		161

0.00	(0.03)	0.00		14.56	(16.43)	3,655	1.11	(d)	0.08		110

0.00	(8.11)	0.00		17.45	(9.18)	2,937	1.10		0.18		112

$0.00	$0.00	$0.00	(n)	$26.74	8.66%	$76,091	1.11	%*(d)	(0.04	) %*	74%

0.00	0.00	0.00		24.61	15.11	60,353	1.11	(d)	(0.07)		140

0.00	0.00	0.00		21.38	23.01	17,933	1.10		(0.29)		165

0.00	0.00	0.00		17.38	(2.58)	10,333	1.11	(d)	(0.35)		155

(0.02)	(0.13)	0.00		17.84	(14.98)	6,716	1.11	(d)	0.02		168

0.00	(8.92)	0.00		21.13	(5.65)	6,981	1.10		0.44		153

$0.00	$(0.70)	$0.00	(n)	$16.47	8.54%	$489	1.32	%*(o)	0.78	%*	38%

0.00	(0.83)	0.02		15.81	8.74	216	1.37	(c)(m)	0.54		150

0.00	(0.44)	0.00		15.29	27.33	74	1.40		0.16		145

0.00	(0.20)	0.00		12.38	26.01	15	1.41	*(f)(g)	0.55	*	173

$0.00	$(1.01)	$0.00		$12.44	5.63%	$14	1.17	%*(p)	0.01	%*	67%

0.00	(0.29)	0.00		12.72	9.05	13	1.23	(l)(m)	0.12		274

0.00	(0.13)	0.00		11.93	7.62	12	1.25		(0.55)		160

0.00	0.00	0.00		11.21	12.10	11	1.25	*(h)	(0.42	)*	167

$0.00	$(0.48)	$0.00	(n)	$14.26	7.19%	$21,668	1.10	%*(q)	2.75	%*	12%

0.00	(0.46)	0.00		13.75	13.50	11,863	1.12	(m)	2.28		30

0.00	(0.33)	0.00		12.53	22.53	546	1.20		2.48		36

0.00	(0.80)	0.00		10.51	0.43	42	1.20		2.82		43

0.00	(1.14)	0.00		11.32	10.51	83	1.21	*(e)	2.41	*	50

$0.00	$(0.56)	$0.00	(n)	$16.50	6.36%	$118	1.11	%*(d)	2.35	%*	16%

0.00	(0.78)	0.01		16.04	15.22	49	1.18	(i)(m)	1.50		35

0.00	(0.16)	0.00		14.63	21.02	29	1.20		1.30		99

0.00	(0.45)	0.00		12.23	(3.55)	59	1.20	*	2.02	*	54

$0.00	$(2.96)	$0.00	(n)	$29.45	5.15%	$5,142	1.25	%*(r)	1.68	%*	19%

0.00	(1.99)	0.00		30.76	18.53	5,343	1.26	(b)(k)	1.81		20

0.00	(0.50)	0.00		27.72	29.04	5,016	1.26	(b)	1.95		30

0.00	(0.28)	0.00		21.92	1.75	2,158	1.25		1.98		20

0.00	0.00	0.00		21.85	0.00	11	1.25	*	0.00	*	40

$0.00	$(0.14)	$0.00		$10.53	4.11%	$10	1.10	%*(t)	0.16	%*	48%

0.00	0.00	0.00		10.25	2.50	10	1.14	*(j)	0.74	*	13

(k)

Effective April 1, 2005, the administrative fee is subject to a reduction of 0.025% on assets in excess of $1 billion and an additional 0.025% on assets in excess of $2.5 billion each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D and R shares.

(l)	Ratio of expenses to average net assets excluding trustees’ expense is 1.22%.
(m)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(n)	Amount is less than $.01.
(o)	Ratio of expenses to average net assets excluding trustees’ expense is 1.31%.
(p)	Ratio of expenses to average net assets excluding trustees’ expense is 1.15%.
(q)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.09%.
(r)	Ratio of expenses to average net assets excluding trustees’ expense is 1.23%.
(t)	Ratio of expenses to average net assets excluding trustees’ expense is 1.09%.

See accompanying notes  |  12.31.05   |  Allianz Funds Semi-Annual Report    53

Financial Highlights (cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Change in Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

OCC Renaissance Fund
Class D

12/31/2005†	$24.37	$0.02	$1.35	$1.37	$0.00	$(4.23)

06/30/2005	24.78	(0.01)	(0.40)	(0.41)	0.00	0.00

06/30/2004	17.24	(0.05)	7.59	7.54	0.00	0.00

06/30/2003	19.16	0.01	(1.24)	(1.23)	0.00	(0.69)

06/30/2002	19.36	0.01	1.11	1.12	0.00	(1.32)

06/30/2001	14.99	0.09	5.47	5.56	(0.06)	(1.13)

OCC Value Fund
Class D

12/31/2005†	$17.23	$0.07	$0.92	$0.99	$(0.15)	$(2.35)

06/30/2005	17.14	0.13	0.49	0.62	(0.07)	(0.46)

06/30/2004	12.70	0.10	4.41	4.51	(0.07)	0.00

06/30/2003	13.73	0.10	(0.55)	(0.45)	0.00	(0.58)

06/30/2002	16.10	0.09	(0.55)	(0.46)	0.00	(1.91)

06/30/2001	11.37	0.10	4.72	4.82	(0.09)	0.00

PEA Equity Premium Strategy Fund
Class D

12/31/2005†	$7.91	$0.01	$0.36	$0.37	$0.00 (o)	$0.00

06/30/2005	7.58	0.07	0.35	0.42	(0.09)	0.00

06/30/2004	6.51	0.08	1.09	1.17	(0.10)	0.00

06/30/2003	6.98	0.08	(0.45)	(0.37)	(0.10)	0.00

06/30/2002	9.22	0.08	(2.29)	(2.21)	(0.03)	0.00

07/31/2000 - 06/30/2001	13.11	0.07	(0.30)	(0.23)	(0.03)	(3.63)

PEA Growth Fund
Class D

12/31/2005†	$18.16	$(0.02)	$1.44	$1.42	$0.00	$0.00

06/30/2005	17.61	0.02	0.53	0.55	0.00	0.00

06/30/2004	14.76	(0.05)	2.90	2.85	0.00	0.00

06/30/2003	16.00	(0.03)	(1.21)	(1.24)	0.00	0.00

06/30/2002	21.73	(0.05)	(5.52)	(5.57)	0.00	(0.16)

06/30/2001	34.76	(0.12)	(10.56)	(10.68)	0.00	(2.35)

PEA Target Fund
Class D
12/31/2005†	$17.84	$(0.07)	$1.51	$1.44	$0.00	$0.00

06/30/2005	17.16	(0.12)	0.80	0.68	0.00	0.00

06/30/2004	13.34	(0.12)	3.94	3.82	0.00	0.00

06/30/2003	13.31	(0.08)	0.11	0.03	0.00	0.00

06/30/2002	19.30	(0.11)	(5.88)	(5.99)	0.00	0.00

06/30/2001	31.14	(0.14)	(7.67)	(7.81)	0.00	(4.03)

†	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding trustees’ expense is 1.25%.
(c)	Ratio of expenses to average net assets excluding trustees’ expense is 1.10%.
(d)	Ratio of expenses to average net assets excluding trustees’ expense is 1.15%.
(e)	Ratio of expenses to average net assets excluding trustees’ expense is 1.20%.
(f)	Ratio of expenses to average net assets excluding trustees’ expense is 1.35%.
(g)

Repayments by the investment manager increased the end of period net asset value per share by $0.03 and total return by 0.20%. If the investment manager had not made repayments, end of period net asset value and total return would have been $17.58 and 19.11%, respectively.

(h)	Ratio of expenses to average net assets excluding trustees’ expense is 1.32%.
(i)

Effective April 1, 2005, the administrative fee is subject to a reduction of 0.025% on assets in excess of $1 billion and an additional 0.025% on assets in excess of $2.5 billion each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D and R shares.

(j)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(k)

Repayments by the investment manager increased the end of period net asset value per share by $0.02 and total return by 0.07%. If the investment manager had not made repayments, end of period net asset value and total return would have been $24.35 and (1.72)%, respectively.

54   Allianz Funds Semi-Annual Report   |  12.31.05  |   See accompanying notes

Tax Basis Return of Capital	Total Distributions	Fund Redemption Fees (a)		Net Asset Value End of Period		Total Return		Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$0.00	$(4.23)	$0.00	(w)	$21.51	(p)	5.57	%(p)	$70,019	1.23	%*(q)	0.16	%*	44%

0.00	0.00	0.00		24.37	(k)	(1.65	) (k)	117,972	1.26	(b)(i)	(0.05)		101

0.00	0.00	0.00		24.78		43.74		392,732	1.26	(b)	(0.21)		60

0.00	(0.69)	0.00		17.24		(5.90)		86,043	1.26	(b)	0.09		76

0.00	(1.32)	0.00		19.16		5.46		146,584	1.26	(b)	0.04		109

0.00	(1.19)	0.00		19.36		38.27		19,710	1.25		0.48		138

$0.00	$(2.50)	$0.00	(w)	$15.72		5.65%		$205,325	1.10	%*(r)	0.81	%*	34%

0.00	(0.53)	0.00		17.23	(l)	3.57	(l)	291,412	1.11	(c)(i)	0.78		101

0.00	(0.07)	0.00		17.14		35.58		335,765	1.11	(c)	0.64		67

0.00	(0.58)	0.00		12.70		(2.73)		37,032	1.10		0.85		152

0.00	(1.91)	0.00		13.73		(3.73)		40,769	1.10		0.55		190

0.00	(0.09)	0.00		16.10		42.66		4,003	1.10		0.66		204

$0.00	$0.00	$0.00	(w)	$8.28		4.72%		$986	1.27	%*(s)	0.28	%*	77%

0.00	(0.09)	0.00		7.91		5.58	(o)	929	1.33	(h)(j)	0.94		24

0.00	(0.10)	0.00		7.58		18.00		754	1.36	(f)	1.11		83

0.00	(0.10)	0.00		6.51		(5.18)		331	1.35		1.35		84

0.00	(0.03)	0.00		6.98		(23.95)		78	1.35		1.02		101

0.00	(3.66)	0.00		9.22		4.50		11	1.35*		0.69*		77

$0.00	$0.00	$0.00	(w)	$19.58		7.82%		$406	1.16	%*(t)	(0.23	)%*	57%

0.00	0.00	0.00		18.16	(m)	3.12	(m)	406	1.16	(d)	0.09		39

0.00	0.00	0.00		17.61	(g)	19.31	(g)	184	1.16	(d)	(0.28)		71

0.00	0.00	0.00		14.76		(7.75)		72	1.16	(d)	(0.19)		70

0.00	(0.16)	0.00		16.00		(25.76)		35	1.16	(d)	(0.29)		76

0.00	(2.35)	0.00		21.73		(32.38)		74	1.15		(0.47)		85

$0.00	$0.00	$0.00	(w)	$19.28	(v)	8.07	%(v)	$1,126	1.21	%*(u)	(0.74	) %*	63%

0.00	0.00	0.00		17.84		3.96	(n)	1,078	1.21	(e)	(0.70)		103

0.00	0.00	0.00		17.16		28.64		1,393	1.21	(e)	(0.77)		96

0.00	0.00	0.00		13.34		0.22		1,166	1.21	(e)	(0.71)		105

0.00	0.00	0.00		13.31		(31.04)		978	1.21	(e)	(0.66)		114

0.00	(4.03)	0.00		19.30		(27.82)		1,763	1.20		(0.70)		109

(l)

Repayments by the investment manager increased the end of period net asset value per share by $0.01 and total return by 0.05%. If the investment manager had not made repayments, end of period net asset value and total return would have been $17.22 and 3.52%, respectively.

(m)

Repayments by the investment manager increased the end of period net asset value per share by $0.02 and total return by 0.08%. If the investment manager had not made repayments, end of period net asset value and total return would have been $18.14 and 3.04%, respectively.

(n)	Repayments by the investment manager increased the total return by 0.02%. If the investment manager had not made repayments, total return would have been 3.94%.
(o)	Repayments by the investment manager increased the total return by 0.05%. If the investment manager had not made repayments, total return would have been 5.53%.
(p)

Repayments by the investment manager increased the end of period net asset value per share by $0.03 and total return by 0.14%. If the investment manager had not made repayments, end of period net asset value and total return would have been $21.48 and 5.43%, respectively.

(q)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.22%.
(r)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.09%.
(s)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.26%.
(t)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.15%.
(u)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.19%.
(v)

Repayments by the investment manager increased the end of period net asset value per share by $0.01 and the total return by 0.05%. If the investment manager had not made repayments, end of period net asset value and total return would have been $19.27 and 8.02%, respectively.

(w)	Amount is less than $.01.

See accompanying notes  |   12.31.05  |  Allianz Funds Semi-Annual Report   55

Financial Highlights (cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Change in Unrealized Gain (Loss) on Investments(a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

RCM Large-Cap Growth Fund
Class D
12/31/2005†	$12.63	$(0.01)	$1.22	$1.21	$0.00	$0.00

06/30/2005	12.08	0.02	0.54	0.56	(0.01)	0.00

06/30/2004	10.84	(0.01)	1.28	1.27	(0.03)	0.00

06/30/2003	10.85	0.03	(0.01)	0.02	(0.03)	0.00

06/30/2002	14.06	0.01	(3.22)	(3.21)	0.00	0.00

01/01/2001 - 06/30/2001	16.77	(0.01)	(2.70)	(2.71)	0.00	0.00

RCM Mid-Cap Fund
Class D
12/31/2005†	$2.61	$(0.01)	$0.33	$0.32	$0.00	$0.00

06/30/2005	2.51	(0.01)	0.11	0.10	0.00	0.00

06/30/2004	2.06	(0.02)	0.47	0.45	0.00	0.00

06/30/2003	1.99	(0.01)	0.08	0.07	0.00	0.00

06/30/2002	2.77	(0.02)	(0.76)	(0.78)	0.00	0.00

01/01/2001 - 06/30/2001	3.33	(0.01)	(0.55)	(0.56)	0.00	0.00

RCM Targeted Core Growth Fund
Class D
12/31/2005†	$10.72	$(0.02)	$1.26	$1.24	$0.00	$0.00

06/30/2005	10.73	0.01	(0.02)	(0.01)	0.00	0.00

06/30/2004	9.41	(0.03)	1.35	1.32	0.00	0.00

06/30/2003	9.41	(0.01)	0.01	0.00	0.00	0.00

06/30/2002	11.78	(0.04)	(2.33)	(2.37)	0.00	0.00

01/01/2001 - 06/30/2001	13.75	(0.04)	(2.17)	(2.21)	0.00	0.00

†	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.02%.
(c)	Ratio of expenses to average net assets excluding trustees’ expense is 1.20%.
(d)	Ratio of expenses to average net assets excluding trustees’ expense is 1.22%.
(e)	Ratio of expenses to average net assets excluding trustees’ expense is 1.35%.
(f)	Ratio of expenses to average net assets excluding trustees’ expense is 1.18%.

56   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Total Distributions	Fund Redemption Fees (a)		Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets with Waiver and Reimbursement		Ratio of Expenses to Average Net Assets without Waiver and Reimbursement		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$0.00	$0.00	(j)	$13.84	9.58%	$57,990	1.11	%*(k)	1.11	%*(k)	(0.10)%*	37%

(0.01)	0.00		12.63	4.65	57,095	1.19	(f)(h)	1.19	(f)(h)	0.16	118

(0.03)	0.00		12.08	11.72	70,078	1.21	(c)	1.21	(c)	(0.11)	82

(0.03)	0.00		10.84	0.21	70,789	1.00		1.00		0.33	25

0.00	0.00		10.85	(22.83)	57,703	1.00		1.13		0.07	36

0.00	0.00		14.06	(16.16)	41,355	1.00	*	1.36	*	(0.10)*	19

$0.00	$0.00		$2.93	12.26%	$1,085	1.14	%*(l)	1.14	%*(l)	(0.61)%*	81%

0.00	0.00		2.61	3.98	851	1.23	(g)(h)	1.23	(g)(h)	(0.60)	147

0.00	0.00		2.51	21.84	886	1.23	(d)	1.23	(d)	(0.81)	145

0.00	0.00		2.06	3.52	3,374	1.04	(b)	1.04	(b)	(0.70)	132

0.00	0.00		1.99	(28.16)	3,975	1.02		1.69		(0.80)	142

0.00	0.00		2.77	(16.82)	440	1.02	*	9.57	*	(0.54)*	76

$0.00	$0.00		$11.96	11.57%	$1,219	1.28	%*(m)	1.28	%*(m)	(0.34)%*	30%

0.00	0.00		10.72	(0.09)	2,552	1.34	(h)(i)	1.34	(h)(i)	0.08	56

0.00	0.00		10.73	14.03	3,099	1.36	(e)	1.36	(e)	(0.29)	92

0.00	0.00		9.41	0.00	3,120	1.35		1.35		(0.15)	74

0.00	0.00		9.41	(20.12)	3,860	1.46		2.58		(0.42)	68

0.00	0.24		11.78	(14.26)	5,889	1.50	*	2.98	*	(0.67)*	40

(g)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.20%.
(h)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(i)	Ratio of expenses to average net assets excluding trustees’ expense is 1.33%.
(j)	Amount is less than $.01.
(k)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.10%.
(l)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.12%.
(m)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.26%.

See accompanying notes  |  12.31.05  |  Allianz Funds Semi-Annual Report   57

Notes to Financial Statements (unaudited)
December 31, 2005

1. Organization
Allianz Funds (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Massachusetts business trust. The Trust currently consists of thirty-two separate investment funds (the “Funds”). The Trust may offer up to seven classes of shares: Institutional, Administrative, A, B, C, D and R. Information presented in these financial statements pertains to Class D shares of the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, C and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

          Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

          Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open, or if no sales are reported, as is the case for most securities traded over-the counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The market value for NASDAQ National Market and SmallCap securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price.

          The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Fund’s NAV is calculated. With respect to certain foreign securities, the Funds may fair value securities using modeling tools provided by third-party vendors. The Funds retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the NFJ Dividend Value, NFJ Large-Cap Value and PEA Equity Premium Strategy Funds, are declared and distributed to shareholders annually. Dividends from net investment income, if any, of the NFJ Dividend Value, NFJ Large-Cap Value and PEA Premium Equity Strategy Funds, are declared and distributed to shareholders quarterly. Net long-term capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

          Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

          Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multi-Class Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income, non-class specific expenses, and realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

58   Allianz Funds Semi-Annual Report  |   12.31.05

Notes to Financial Statements (unaudited) (cont.)
December 31, 2005

Foreign Currency. The accounting records of the Funds are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Foreign Taxes on Dividends. Dividend income in the Statements of Operations is shown net of foreign taxes withheld on dividends from foreign securities. Foreign taxes withheld were as follows: NACM Flex-Cap Value Fund — $716; NACM Growth Fund — $13; NFJ Dividend Value Fund — $38,105; NFJ Small-Cap Value Fund — $97,131; OCC Core Equity Fund — $104; OCC Renaissance Fund — $104,567; OCC Value Fund —$87,385; PEA Equity Premium Strategy Fund — $4,296; PEA Growth Fund — $547; and RCM Targeted Core Growth Fund — $45.

Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment adviser) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts, and believe the risk of loss to be remote.

Options Contracts. Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

          Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Securities Lending. Each Fund may engage in securities lending. The loans are secured by collateral at least equal, at all times, to the market value of the loaned securities. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Security lending income is disclosed as such in the Statements of Operations. Income generated from the investment of cash collateral, less negotiated rebate fees paid to borrowers and transaction costs, is divided between the Fund and Dresdner Bank AG, an affiliate. The amount paid to Dresdner Bank AG for the period ended December 31, 2005 was $504,329. Cash collateral received for securities on loan is invested in securities identified in the Schedule of Investments and the corresponding liability is recognized as such in the Statements of Assets and Liabilities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders’, administration and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Fund also bears the risk of loss in the event the securities purchased with cash collateral depreciate in value. Dresdner Bank AG, a direct subsidiary to Allianz AG, is the securities lending agent for the Trust.

12.31.05  |  Allianz Funds Semi-Annual Report    59

Notes to Financial Statements (unaudited) (cont.)
December 31, 2005

3. Fees, Expenses, and Related Party Transactions
Investment Advisory Fee. Allianz Global Investors Fund Management LLC (“AGIFM”), is an indirect subsidiary of Allianz Global Investors of America L.P. and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at the annual rate as noted in the table below.

          Each of the Funds also has a sub-advisor, which under supervision of AGIFM, directs the investments of the Fund’s assets. The advisory fees received by the Adviser are paid all or in part to the sub-advisors in accordance with the portfolio management agreements.

Administration Fee. The Adviser provides administrative services to the Trust for which it receives from each Fund a monthly administration fee. The Administration Fee for all classes is charged at an annual rate as noted in the following table:

	Investment Advisory Fee	Administration Fee*

	All Classes	Inst’l Class(1)		Admin. Class(1)		Class A, B and C(2)		Class D(2)		Class R(2)

CCM Capital Appreciation Fund	0.45%	0.25%		0.25%		0.40%		0.40%		0.40%
CCM Mid-Cap Fund	0.45%	0.25%		0.25%		0.40%		0.40%		0.40%
NACM Flex-Cap Value Fund	0.65%	0.25%		0.25%		0.40%		0.40%		N/A
NACM Growth Fund	0.50%	0.25%		0.25%		0.40%		0.40%		N/A
NFJ Dividend Value Fund	0.45%	0.25%		0.25%		0.40%		0.40%		0.40%
NFJ Large-Cap Value Fund	0.45%	0.25%		N/A		0.40%		0.40%		N/A
NFJ Small-Cap Value Fund	0.60%	0.25	% (3)	0.25	% (3)	0.40	%(4)	0.40	%(4)	0.40	%(4)
OCC Core Equity Fund	0.45%	0.25%		N/A		0.40%		0.40%		N/A
OCC Renaissance Fund	0.60%	0.25	% (3)	0.25	% (3)	0.40	%(4)	0.40	%(4)	0.40	%(4)
OCC Value Fund	0.45%	0.25	% (3)	0.25	% (3)	0.40	%(4)	0.40	%(4)	0.40	%(4)
PEA Equity Premium Strategy Fund	0.60%	0.25%		0.25%		0.40%		0.40%		0.40%
PEA Growth Fund	0.50%	0.25%		0.25%		0.40%		0.40%		0.40%
PEA Target Fund	0.55%	0.25%		0.25%		0.40%		0.40%		N/A
RCM Large-Cap Growth Fund	0.45%	0.25%		0.25%		0.40%		0.40%		0.40%
RCM Mid-Cap Fund	0.47%	0.25%		0.25%		0.40%		0.40%		0.40%
RCM Targeted Core Growth Fund	0.60%	0.25%		N/A		0.40%		0.40%		N/A

(1)

Effective January 1, 2006 the Administrative Fee rate for Inst’l and Admin Classes is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $500 million, and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion.

(2)

The Administrative Fee rate for Classes A, B, C, D, R is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $500 million, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $5 billion, each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D, and R shares.

(3)

Effective January 1, 2006 the Administrative Fee rate for the NFJ Small-Cap Value Fund, the OCC Renaissance Fund and the OCC Value Fund Inst’l and Admin Classes is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion.

(4)

The Administrative Fee rate for the NFJ Small-Cap Value Fund, the OCC Renaissance Fund and the OCC Value Fund Classes A, B, C, D, R is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion, an additional 0.05% to the extent the aggregate average daily net assets of the Fund exceed $5 billion and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $7.5 billion, each based on the Fund’s average daily net assets attributable in the aggregate to its Class A,B,C,D, and R shares.

*

Effective January 1, 2006, to the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.

Redemption Fees. Investors in the Funds will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged (based on the total redemption proceed after any applicable deferred sales charges). Redemption Fees will only be charged on shares redeemed or exchanged within 7 days of their acquisition (i.e., beginning on the 8th day after their acquisition, such shares will no longer be subject to the Redemption Fee), including shares acquired through exchanges. The Redemption Fees discussed above are effective for shares acquired (including shares acquired through exchange) on or after November 1, 2005. For shares acquired prior to November 1, 2005, the holding period for redemptions was 60 days.

          In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

          A new 7 day time period begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 5 days after the purchase of the Fund A shares, followed in 5 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange).

          Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by the Adviser, the Fund’s Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges.

60   Allianz Funds Semi-Annual Report  |  12.31.05

Notes to Financial Statements (unaudited) (cont.)
December 31, 2005

Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

          The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices, and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs.

Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (“AGID”), and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class shares, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of December 31, 2005.

          Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution	Servicing
	Fee (%)	Fee (%)

Class A
All Funds	—	0.25
Class B
All Funds	0.75	0.25
Class C
All Funds	0.75	0.25
Class D
All Funds	—	0.25
Class R
All Funds	0.25	0.25

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, B and C shares. For the period ended December 31, 2005, AGID received $563,770 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of AGIFM or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of AGIFM or the Trust, and any counsel or other experts retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the estimated annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

          AGIFM has agreed to waive a portion of the Funds’ advisory fees and administration fees to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to class):

	Inst’l	Admin.
	Class	Class	Class A	Class B	Class C

NACM Flex-Cap Value Fund	0.96%	1.21%	1.41%	2.16%	2.16%
NACM Growth Fund	0.80%	1.05%	1.25%	2.00%	2.00%

AGIFM may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent that the Funds’ annualized total portfolio operation expenses plus the amount so reimbursed does not exceed the operating limitation, are as follows (amounts in thousands):

				Six months
				ended
	6/30/2003	6/30/2004	6/30/2005	12/31/2005

NACM Flex-Cap Value Fund	$84	$0	$0	$2
NACM Growth Fund	84	0	0	—	(1)
(1) Amount less than a thousand.

          Trustees, other than those affiliated with Allianz, Allianz Global Investors of America L.P. (“Allianz”), a Sub-Adviser, or Pacific Investment Management LLC (“Pacific Investment Management Company”), receive a quarterly retainer of $20,000 ($40,000 for the Chairman), plus $3,000 for each Board of Trustees meeting attended in person and $1,000 for each meeting attended telephonically. Each member of a Committee (other than the Valuation Committee) receives a $10,000 annual retainer per Committee. Each Committee Chairman (other than the Chairman of the Valuation Committee) receives an additional annual retainer of $3,000. In addition, the Chairman of the Board has the authority to cause the Funds to incur costs of up to $20,000 for any staff or other expenses the Chairman believes are required to support the position. If in the judgment of the Independent Trustees, it is necessary or appropriate for any Independent Trustee, including the Chairman, to perform services in connection with (i) extraordinary Fund activities or circumstances or actual or threatened litigation or (ii) an investigation of a regulatory or investment matter, the Trustee shall be compensated for such services at the rate of $2,500 per day plus reimbursement of reasonable expenses.

          Trustees do not currently receive any pension or retirement benefits from the Trust or the Fund Complex, although certain former Trustees may receive compensation for providing advisory and consulting services to the

12.31.05  |  Allianz Funds Semi-Annual Report    61

Notes to Financial Statements (unaudited) (cont.)
December 31, 2005

Board of Trustees. The Trust has adopted a deferred compensation plan for the Trustees, which went into place during 1996, which permits the Trustees to defer their receipt of compensation from the Trust, at their election, in accordance with the terms of the plan. Under the plan, each Trustee may elect not to receive fees from the Trust on a current basis but to receive in a subsequent period an amount equal to the value of such fees if they had been invested in a Fund or Funds selected by the Trustees on the normal payment dates for such fees. As a result of this arrangement, the Trust, upon making the deferred payments, will be in substantially the same financial position as if the deferred fees had been paid on the normal payment dates and immediately reinvested in shares of the Fund(s) selected by the Trustees.

4. Purchases and Sales of Securities
The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

          Purchases and sales of the non-U.S. Government/Agency securities (excluding short-term investments) for the period ended December 31, 2005, were as follows (amounts in thousands):

	Purchases	Sales

CCM Capital Appreciation Fund	$951,119	$755,103
CCM Mid-Cap Fund	1,042,822	802,283
NACM Flex-Cap Value Fund	15,847	15,149
NACM Growth Fund	2,660	2,559
NFJ Dividend Value Fund	561,701	98,362
NFJ Large-Cap Value Fund	27,608	10,103
NFJ Small-Cap Value Fund	826,502	673,854
OCC Core Equity Fund	1,544	1,463
OCC Renaissance Fund	1,861,364	3,292,879
OCC Value Fund	819,199	1,428,238
PEA Equity Premium Strategy Fund	54,372	66,372
PEA Growth Fund	336,688	413,156
PEA Target Fund	491,267	613,278
RCM Large-Cap Growth Fund	191,775	192,536
RCM Mid-Cap Fund	101,826	105,472
RCM Targeted Core Growth Fund	8,424	17,162

5. Transactions in Written Options
Transactions in written call and put options were as follows (amounts in thousands):

		PEA Equity
		Premium
	PEA	Strategy
	Growth Fund	Income Fund

	Premium

Balance at 6/30/2005	$648	$9
Sales	106	1,131
Closing Buys	(721)	(221)
Expirations	0	(251)
Exercises	(33)	(94)

Balance at 12/31/2005	$0	$574

6. Federal Income Tax Matters
As of December 31, 2005, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

				Net Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)	(1)

CCM Capital Appreciation Fund	$1,296,288	$151,387	$(8,151)	$143,236
CCM Mid-Cap Fund	1,326,164	160,420	(14,658)	145,762
NACM Flex-Cap Value Fund	45,611	2,657	(882)	1,775
NACM Growth Fund	3,772	303	(92)	211
NFJ Dividend Value Fund	1,450,629	113,485	(19,583)	93,902
NFJ Large-Cap Value Fund	78,695	5,264	(1,894)	3,370
NFJ Small-Cap Value Fund	3,835,759	755,058	(120,886)	634,172
OCC Core Equity Fund	3,140	227	(72)	155
OCC Renaissance Fund	3,936,106	403,222	(73,360)	329,862
OCC Value Fund	2,264,804	152,624	(32,936)	119,688
PEA Equity Premium Strategy Fund	67,488	6,094	(1,375)	4,719
PEA Growth Fund	544,349	106,301	(7,478)	98,823
PEA Target Fund	802,885	141,719	(12,356)	129,363
RCM Large-Cap Growth Fund	523,424	89,576	(5,627)	83,949
RCM Mid-Cap Fund	133,058	16,229	(1,417)	14,812
RCM Targeted Core Growth Fund	22,059	6,779	(21)	6,758

(1)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to return of capital adjustments from real estate investment trust, tax straddle deferrals, and wash sale loss deferrals for federal income tax purposes.

62   Allianz Funds Semi-Annual Report  |  12.31.05

Notes to Financial Statements (unaudited) (cont.)
December 31, 2005

7. Affiliated Transactions

An affiliate may include any company in which the OCC Renaissance Fund owns 5% or more of its outstanding voting securities. The table below shows the transactions in and earnings from investments in this affiliated company for the six months ended 12/31/2005. (amounts in thousands):

Issuer Name	6/30/2005	Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 12/31/2005	Dividend Income	Realized Gain

Chemtura Corp.	$95,815	$0	$82,620	$0	$0	$594	$40,043

An affiliate may include any company in which the NFJ Small-Cap Fund owns 5% or more of its outstanding voting securities. On December 31, 2005, the Fund held 5% or more of the outstanding voting securities of the following companies (amounts in the thousands):

Issuer Name	Market Value 6/30/2005	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation )	Market Value 12/31/2005	Dividend Income	Realized Gain (Loss	)

Cato Corp., Class A	$37,780	$0	$0	$13,995	$33,011	$400	$0
Handleman Co.	18,442	0	0	(6,375)	13,873	179	0
Iowa Telecommunications Services, Inc.	31,125	2,652	0	(6,997)	27,882	1,458	0
Journal Register, Co.	0	37,939	0	(2,059)	35,880	37	0
Landry’s Restaurants, Inc.	32,046	9,882	0	3,654	37,795	118	0
M/I Homes, Inc.	34,624	13,358	574	(1,394)	37,371	39	174

Totals	$148,017	$63,831	$574	$824	$185,812	$2,231	$174

Issuer Name	% Holding	Cost	% of Net Assets

Cato Corp., Class A	5.04%	$19,016	0.87%
Handleman Co.	5.42	20,248	0.36
Iowa Telecommunications Services, Inc.	5.75	34,879	0.74
Journal Register, Co.	5.87	37,939	0.95
Landry’s Restaurants, Inc.	6.55	34,141	1.00
M/I Homes, Inc.	6.44	38,765	0.99

		$184,988	4.91%

Certain additional purchases of existing portfolio holdings that were not considered affiliates in prior years, resulted in the Funds owning more than 5% of the outstanding shares of certain issues at December 31, 2005. Therefore the cost and market value of the affiliate disclosure above include both acquisitions of new investment and prior year holdings that became affiliates during the current period.

12.31.05  |   Allianz Funds Semi-Annual Report   63

Notes to Financial Statements (unaudited) (cont.)
December 31, 2005

8. Shares of Beneficial Interest
The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	CCM Capital Appreciation Fund				CCM Mid-Cap Fund				NACM Flex-Cap Value Fund

	Six Months Ended 12/31/2005		Year Ended 6/30/2005		Six Months Ended 12/31/2005		Year Ended 6/30/2005		Six Months Ended 12/31/2005		Year Ended 6/30/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Class D	459	$8,539	720	$12,416	851	$22,014	1,924	$46,750	16	$261	23	$364

Other Classes	17,385	325,422	15,911	272,522	16,387	427,256	13,378	306,600	445	7,341	2,456	39,486

Issued in reinvestment of distributions
Class D	1	21	2	31	0	0	0	0	1	14	0	5

Other Classes	55	1,077	177	3,141	0	0	0	0	104	1,710	22	348

Cost of shares redeemed
Class D	(70)	(1,304)	(55)	(932)	(459)	(12,108)	(310)	(7,037)	(1)	(9)	(14)	(218)

Other Classes	(7,957)	(147,470)	(13,988)	(233,159)	(8,011)	(208,206)	(10,743)	(234,787)	(383)	(6,328)	(390)	(6,093)

Net increase (decrease) resulting from Fund share transactions	9,873	$186,285	2,767	$54,019	8,768	$228,956	4,249	$111,526	182	$2,989	2,097	$33,892

	OCC Core Equity Fund				OCC Renaissance Fund				OCC Value Fund

	Six Months Ended 12/31/2005		Period from 3/31/2005 to 6/30/2005		Six Months Ended 12/31/2005		Year Ended 6/30/2005		Six Months Ended 12/31/2005		Year Ended 6/30/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Class D	0	$0	1	$10	114	$2,819	2,695	$66,216	405	$7,078	17,090	$290,364

Other Classes	12	133	299	2,990	14,354	333,794	57,892	1,388,743	7,700	130,222	73,953	1,252,082

Issued in reinvestment of distributions
Class D	0	0	0	0	553	11,937	0	0	1,819	29,000	725	12,715

Other Classes	6	53	0	0	25,225	517,352	0	0	15,047	235,711	4,044	70,171

Cost of shares redeemed
Class D	0	0	0	0	(2,253)	(54,922)	(13,704)	(326,379)	(6,074)	(105,771)	(20,499)	(350,743)

Other Classes	(2)	(15)	0	0	(69,045)	(1,629,061)	(99,217)	(2,372,265)	(36,700)	(630,733)	(72,286)	(1,225,286)

Net increase (decrease) resulting from Fund share transactions	16	$171	300	$3,000	(31,052)	$(818,081)	(52,334)	$(1,243,685)	(17,803)	$(334,493)	3,027	$49,303

	NACM Growth Fund				NFJ Dividend Value Fund				NFJ Large-Cap Value Fund

	Six Months Ended 12/31/2005		Year Ended 6/30/2005		Six Months Ended 12/31/2005		Year Ended 6/30/2005		Six Months Ended 12/31/2005		Year Ended 6/30/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Class D	0	$0	0	$0	837	$11,913	842	$11,176	5	$78	2	$26

Other Classes	60	774	129	1,585	39,812	562,605	37,498	494,194	1,807	29,653	2,904	45,231

Issued in reinvestment of distributions
Class D	0	1	0	0	44	623	8	107	0	4	0	2

Other Classes	20	251	4	57	1,940	27,758	873	11,606	104	1,719	54	833

Cost of shares redeemed
Class D	(0)	(0)	0	0	(225)	(3,178)	(31)	(417)	(1)	(14)	(1)	(12)

Other Classes	(50)	(652)	(65)	(773)	(5,164)	(73,057)	(5,216)	(68,106)	(689)	(11,317)	(379)	(5,788)

Net increase (decrease) resulting from Fund share transactions	30	$374	68	$869	37,244	$526,664	33,974	$448,560	1,226	$20,123	2,580	$40,292

64    Allianz Funds Semi-Annual Report  |  12.31.05

Notes to Financial Statements (unaudited) (cont.)
December 31, 2005

	NFJ Small-Cap Value Fund				PEA Equity Premium Strategy Fund				PEA Growth Fund

	Six Months Ended 12/31/2005		Year Ended 6/30/2005		Six Months Ended 12/31/2005		Year Ended 6/30/2005		Six Months Ended 12/31/2005		Year Ended 6/30/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Class D	7	$227	23	$635	20	$161	37	$282	2	$31	15	$259

Other Classes	19,072	598,809	41,331	1,180,818	488	3,938	1,462	11,268	611	12,129	1,351	24,483

Issued in reinvestment of distributions
Class D	16	485	11	336	0	0	1	11	0	0	0	0

Other Classes	9,915	296,981	5,411	155,916	1	10	62	485	0	0	0	0

Cost of shares redeemed
Class D	(22)	(696)	(41)	(1,154)	(18)	(147)	(21))	(163)	(3)	(62)	(3)	(44)

Other Classes	(13,678)	(425,753)	(24,499)	(689,773)	(1849)	(14,893)	(3,574))	(27,314)	(4,935)	(92,006)	(11,606)	(199,826)

Net increase (decrease) resulting from Fund share transactions	15,310	$470,053	22,236	$646,778	(1,358)	$(10,931)	(2,033))	$(15,431)	(4,325)	$(79,908)	(10,243)	$(175,128)

	PEA Target Fund				RCM Large-Cap Growth Fund				RCM Mid-Cap Fund

	Six Months Ended 12/31/2005		Year Ended 6/30/2005		Six Months Ended 12/31/2005		Year Ended 6/30/2005		Six Months Ended 12/31/2005		Year Ended 6/30/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Class D	2	$47	24	$395	356	$4,756	995	$11,970	68	$191	19	$48

Other Classes	886	15,912	3,263	53,289	4,896	65,821	12,428	153,348	4,412	12,535	8,990	22,866

Issued in reinvestment of distributions
Class D	0	0	0	0	0	1	4	56	0	0	0	0

Other Classes	0	0	0	0	62	885	85	1,081	0	0	0	0

Cost of shares redeemed
Class D	(4)	(84)	(45)	(747)	(688)	(9,082)	(2,278)	(27,498)	(24)	(66)	(46)	(115)

Other Classes	(8,667)	(152,211)	(15,581)	(240,575)	(4,631)	(62,366)	(17,238)	(211,570)	(5,209)	(14,682)	(53,994)	(135,943)

Net increase (decrease) resulting from Fund share transactions	(7,783)	$(136,336)	(12,339)	$(187,638)	(5)	$15	(6,004)	$(72,613)	(753)	$(2,022)	(45,031)	$(113,144)

	RCM Targeted Core Growth Fund

	Six Months Ended 12/31/2005		Year Ended 6/30/2005
	Shares	Amount	Shares	Amount

Shares sold
Class D	8	$92	15	$164

Other Classes	153	1,761	655	7,007

Cost of shares redeemed
Class D	(144)	(1,596)	(66)	(705)

Other Classes	(737)	(8,198)	(1,097)	(11,623)

Net increase (decrease) resulting from Fund share transactions	(720)	$(7,941)	(493)	$(5,157)

12.31.05  |   Allianz Funds Semi-Annual Report   65

Notes to Financial Statements (unaudited) (cont.)
December 31, 2005

9. Regulatory and Litigation Matters
On September 13, 2004, Allianz Global Investors Fund Management LLC (“AGIFM”), formerly known as PA Fund Management LLC , PEA Capital LLC (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), formerly known as PA Distributors LLC, reached an agreement with the SEC in settlement of a complaint filed against AGIFM, PEA, and AGID in the U.S. District Court in the Southern District of New York on May 6, 2004. The complaint alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund, the PEA Opportunity Fund and the PEA Target Fund. Under the terms of the settlement, AGIFM, PEA and AGID consented to the entry of an order by the Commission (the “SEC Order”) and, without admitting or denying the findings contained in the SEC Order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, AGIFM, PEA and AGID agreed to pay a civil monetary penalty of $40,000,000 and disgorgement of $10,000,000. The SEC Order requires AGIFM, PEA and AGID to retain an independent distribution consultant to develop a distribution plan in consultation with them and acceptable to the staff of the Commission and the Trust’s Independent Trustees. The distribution plan is to provide for shareholders of the noted Funds to receive, from the penalties and disgorgement paid according to the SEC Order, their proportionate share of losses alleged to have been incurred by the Funds due to market timing and a proportionate share of advisory fees paid by such Funds during the period of such market timing. The SEC Order reduces the $10,000,000 disgorgement by the approximately $1,600,000 paid by PEA in February 2004 to the Funds involved.

          On June 1, 2004, the Attorney General of the State of New Jersey announced that it had entered into a settlement agreement (the “New Jersey Settlement”) with AGID and PEA and their parent, Allianz Global Investors of America L.P. (“Allianz”), in connection with the complaint filed by the New Jersey Attorney General on February 17, 2004. The complaint alleged failure to disclose arrangements involving “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Target Fund and certain other affiliated funds. In the New Jersey Settlement, Allianz, AGID and PEA neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15,000,000 and $3,000,000 for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes.

          On September 15, 2004, AGIFM, PEA and AGID reached an agreement with the SEC in settlement of a subpoena issued to AGID on January 21, 2004 by the Commission captioned “Morgan Stanley (P-01021)” relating to revenue sharing and the use of brokerage commissions in connection with the sale of mutual fund shares. Under the terms of the settlement, AGIFM, PEA and AGID consented to the entry of an order by the SEC (the “SEC Directed Brokerage Order”) and agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, AGIFM and AGID agreed to pay jointly a civil money penalty of $4,000,000, PEA agreed to pay a civil money penalty of $1,000,000 and AGIFM, PEA and AGID agreed to pay jointly disgorgement of $6,602,000. The disgorgement for each Fund is based upon the amount of brokerage commissions from each Fund that the SEC Directed Brokerage Order found to have been paid in connection with shelf-space arrangements and is equal to the amount which was alleged to have been AGID’s benefit. Those amounts were paid on September 15, 2004.

          In a related action, AGID reached an agreement with the California Attorney General on September 15, 2004 in settlement of a subpoena issued to Allianz relating to revenue sharing and the use of brokerage commissions to pay for distribution. The settlement agreement resolves matters described in a complaint filed contemporaneously by the California Attorney General in the Superior Court of the State of California. Under the terms of the settlement, AGID agreed to pay $5,000,000 in civil penalties and $4,000,000 in recognition of the California Attorney General’s fees and costs associated with the investigation and related matters.

          Since February, 2004, AGIFM, PEA, AGID and certain of their affiliates and employees, the Funds, the Funds’ sub-advisers, other PIMCO Funds and the Trustees of the Trust have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. AGIFM, PEA, AGID and the Trust believe that other similar lawsuits may be filed in federal or state courts naming Allianz, AGIFM, PEA, AGID, the sub-advisers, the Funds, other PIMCO Funds, the Trust, the Trustees and/or their affiliates and employees.

          On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against AGIFM, PEA and AGID based on essentially the same circumstances as those cited in the 2004 settlements with the Securities and Exchange Commission and New Jersey Attorney General involving alleged “market timing” activities described above. The West Virginia Complaint alleges, among other things, that AGIFM, PEA and AGID improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by AGIFM and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, AGIFM, PEA and AGID, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with AGIFM in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

          On March 4, 2005, a putative class action lawsuit was filed in the Superior Court of Orange County, California against the Trust on behalf of holders of Class B shares of the Trust. The lawsuit seeks, among other things, relief from the obligation to pay a contingent deferred sales charge, or refunds of such charges already paid, on account of the purported market timing activity in certain Allianz Funds that is the subject of the regulatory proceedings discussed elsewhere in this subsection. On May 20, 2005, the Trust removed the action to the U.S. District Court for the Central District of California. On May 23, 2005, the Trust filed a Notice of Tag Along Action with

66   Allianz Funds Semi-Annual Report  |  12.31.05

Notes to Financial Statements (unaudited) (cont.)
December 31, 2005

the Judicial Panel on Multidistrict Litigation (“JPML”), seeking to transfer the case to the multidistrict litigation proceeding in Maryland (“Maryland MDL”). On June 13, 2005, the JPML issued a Conditional Transfer Order. The plaintiff has opposed the transfer to the Maryland MDL and on July 15, 2005 filed a motion to remand the case to a California state court.

          Under Section 9(a) of the Investment Company Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against AGIFM, PEA, AGID and/or Allianz, they and their affiliates (including the Funds’ sub-advisers) would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), AGIFM, PEA, AGID, Allianz and certain of their affiliates (including the sub-advisers) (together, the “Applicants”) sought exemptive relief from the SEC under Section 9(c) of the Investment Company Act. The SEC granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order. If the West Virginia Complaint were to result in a court injunction against AGIFM, PEA or AGID, then Allianz, AGIFM and certain of their affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted. It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Fund. However, the Applicants believe that these matters are not likely to have a material adverse effect on the Funds or on the Applicant’s ability to perform their respective investment advisory or distribution services relating to the Fund.

10. Payments from Affiliates
AGIFM has identified transactions in which certain Funds’ purchase of shares of exchange-traded index funds caused that Funds’ ownership of other investment companies to exceed the Funds’ investment guidelines, but not its fundamental investment restrictions or statutory limits. AGIFM and the Trustees reviewed the transactions, and AGIFM has reimbursed the Funds for losses identified in that review.

          As part of an SEC staff inquiry, the SEC has taken the position that certain purchases of exchange traded index funds caused certain Funds’ ownership of other investment companies to exceed the statutory limit on the ownership of voting stock. The SEC staff requested that AGIFM reimburse those Funds for losses and management fees attributable to the portions of the transactions which exceeded the statutory limit. Without conceding that those purchases exceeded the statutory limit, AGIFM has reimbursed the Funds for losses identified using the approach taken in connection with the reimbursement referred to above. There can be no assurance that the SEC staff will not assert a different measure of loss and, if so, additional amounts may be paid by AGIFM to those Funds. OCC Renaissance Fund and PEA Target Fund was reimbursed $5,074,548 (0.03 per share) and $190,701 (0.0045 per share), respectively.

12.31.05  |  Allianz Funds Semi-Annual Report   67

Board Approval of Investment Advisory and Portfolio Management
Agreements (unaudited)

The Investment Company Act of 1940 (the “Investment Company Act”) requires that both the full Board of Trustees and a majority of the Trustees who are not interested persons of the Trust (the “Independent Trustees”), voting separately, annually approve the continuation of the Trust’s Amended and Restated Investment Advisory Agreement on behalf of each Fund with Allianz Global Investors Fund Management LLC (the “Adviser”) and the Portfolio Management Agreements between the Adviser and the particular sub-adviser for each Fund (collectively, the “Agreements”). The sub-advisers for the Funds appearing in this report include Cadence Capital Management LLC (“CCM”), RCM Capital Management LLC (“RCM”), Nicholas-Applegate Capital Management LLC (“NACM”), Oppenheimer Capital LLC (“OCC”), NFJ Investment Group L.P. (“NFJ”) and PEA Capital LLC (“PEA”) (collectively, the “Sub-Advisers”).

          At an in-person meeting held in December 2005, the Board and the Independent Trustees unanimously approved the continuation of each of the Agreements for an additional one-year period ending December 31, 2006. The material factors and conclusions that formed the basis of these approvals are required to be disclosed in this report and are discussed below.

Review Process
The Investment Company Act requires that the Trustees request and evaluate, and that the Adviser and the Sub-Advisers furnish, such information as may reasonably be necessary for the Trustees to evaluate the terms of the Agreements.

          The Board and/or the Independent Trustees (in certain cases through the Board’s Contracts Committee) met in person and telephonically a number of times from September to December 2005, both with management and in private sessions, for the specific purpose of considering the proposed continuation of the Agreements (the “contract review meetings”). In addition, the Trustees consider matters bearing on the Funds and their investment management and other arrangements at their regular meetings throughout the year, including reviews of investment results and performance data at each regular meeting and periodic presentations from the Sub-Advisers with respect to the Funds they manage.

          During the course of the contract review meetings, the Trustees met with and discussed the proposed continuation of the Agreements with representatives of the Adviser and the Sub-Advisers and received assistance and advice, including written memoranda, from counsel regarding the legal standards applicable to the consideration of advisory arrangements. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from management. The Independent Trustees were also assisted by an independent consultant and the Trust’s independent accountants who reviewed and provided analysis regarding certain information provided by the Adviser and the Sub-Advisers. During the course of the contract review meetings, the Independent Trustees made various requests for additional information or explanations from management regarding information that had been provided, to which management responded either orally or in writing.

          In their deliberations, the Trustees did not identify any particular information that was all-important or controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Furthermore, it is important to recognize that the Funds’ investment management and related fee arrangements are the result of years of review and discussion and that certain aspects of such arrangements may receive greater scrutiny in certain years. The Trustees’ conclusions may be based, in part, on their consideration of these arrangements during the course of the year and in prior years. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund. However, they also took into account the common interests of all the Funds in their review.

Nature, Extent and Quality of Services
In considering the continuation of the Agreements, the Trustees, including the Independent Trustees, evaluated the nature, extent and quality of the advisory and administrative services provided to the Funds by the Adviser and the Sub-Advisers. They considered the terms of the Agreements, including representations from management that the non-monetary terms of each Agreement were comparable to those found in many advisory agreements. The Trustees received and considered information provided by management that described, among other matters: (a) the nature and scope of the advisory and administrative services provided to the Funds and information regarding the experience, qualifications and adequacy of the personnel providing those services, (b) the investment program used by each Sub-Adviser to manage its Funds, (c) possible conflicts of interest and fall-out benefits, (d) brokerage practices, (e) pending litigation and governmental inquiries, (f) the compliance functions of the Adviser and Sub-Advisers, (g) consolidated financial results of the Adviser’s U.S. parent company and its subsidiaries and assets under management and other information relating to the financial resources of the Adviser and the Sub-Advisers, and (h) information relating to portfolio manager compensation.

          The Trustees noted that, pursuant to the Advisory Agreement, the Adviser, subject to the direction of the Board, is responsible for managing, either directly or through others selected by it, the investment activities of the Funds. In addition to considering the Funds’ investment performance (see below), the Trustees considered, among other matters, the Adviser’s general oversight of the Funds and the Sub-Advisers, noting that the Funds are multi-manager funds and thus more complex to oversee than mutual funds with a single investment manager. They also took into account the Adviser’s compliance program, including steps taken by the Adviser to enhance compliance capabilities, and the resources being devoted to compliance. The Trustees noted steps taken by the Adviser to address conflicts of interest in its business generally, such as establishing the position of conflicts officer.

          The Trustees noted that, pursuant to the Portfolio Management Agreements, the Sub-Advisers have full investment discretion and make all determinations with respect to the investment of a Fund’s assets, subject to the general supervision of the Adviser and the Board of Trustees. The Sub-Advisers implement the Funds’ investment programs (subject to the terms of the prospectus), analyze economic trends, evaluate the risk/return characteristics of the Funds, construct the Funds’ portfolios, monitor the Funds’ compliance with investment restrictions, and report to the Trustees. In addition to considering the Funds’ investment performance (see below), the Trustees considered information concerning the investment philosophy and investment process used by the Sub-Advisers in managing the Funds and the in-house research capabilities of the Sub-Advisers. They also considered various investment resources available to the Sub-Advisers,

68   Allianz Funds Semi-Annual Report  |  12.31.05

including research services acquired with “soft dollars” available to the Sub-Advisers as a result of securities transactions effected for the Funds and other clients. The Trustees reviewed each Sub-Adviser’s compliance program, including enhancements made during the past year. The Trustees also took into account the recent sale of CCM to its management and determined that they would continue to monitor the effects, if any, of this change in ownership on CCM’s services to the Funds for which is serves as sub-adviser.

          The Trustees considered, among other matters, that, in addition to overseeing the Sub-Advisers, the Adviser provides or procures through third-party service providers most administrative services required by the Funds under a separate Administration Agreement. These services include accounting, bookkeeping, tax, legal, audit, custody, transfer agency, valuation and compliance services, preparation of prospectuses, shareholder reports and other regulatory filings, oversight and coordination of activities of third-party service providers and various shareholder services. The Trustees also took into account the “unitary” administrative fee structure applicable to the Funds, under which certain third-party services ordinarily the financial responsibility of a mutual fund (e.g., audit, custody, accounting, legal, transfer agency, and printing services) are, in the case of the Funds, paid for by the Adviser out of its administrative fee. They also took into account that the Adviser provides each Fund with office space, administrative services and personnel, and that the Adviser and its affiliates pay all of the compensation of the Funds’ interested Trustees and officers (in their capacities as employees of the Adviser or such affiliates).

          The Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the scope of the services provided to the Funds by the Adviser and the Sub-Advisers under the Agreements and the Administration Agreement were consistent with the Funds’ operational requirements; that the Adviser and each Sub-Adviser had the capabilities, resources and personnel necessary to provide the advisory and administrative services currently required by each Fund; and that, overall, they were satisfied with the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers to the Funds.

Fund Performance
In connection with the contract review meetings, the Trustees reviewed information provided by Lipper, Inc. (“Lipper”) regarding the total return investment performance of the Funds, comparing each Fund’s investment results with those of mutual funds in both a peer group and a peer universe, each as selected for that Fund by Lipper, over the 1-, 3-, 5- and 10-year periods (to the extent the Fund had been in existence) ended July 31, 2005. The Trustees also considered, as applicable, information comparing the performance of funds and institutional accounts managed in a similar manner by each Sub-Adviser to that of the Funds. In addition to the information reviewed by the Trustees at the contract review meetings, the Trustees received during the year detailed comparative performance information for each Fund, which included performance versus one or more selected securities indices or other benchmarks. The comparative performance information that was prepared and provided by Lipper and other sources was not independently verified by the Trustees. The Trustees also considered the portfolio turnover rates of each Fund.

          Fund-specific performance results reviewed by the Trustees are discussed below, though due to the passage of time, they are likely to differ from performance results for more recent periods, including those shown elsewhere in this report.

          Funds Sub-Advised by Cadence Capital Management (CCM Funds). The Trustees reviewed information showing performance of two share classes of the CCM Capital Appreciation and Mid-Cap Funds. The comparative information showed that for both CCM Funds, performance was at or above median for the performance universes for all periods (but below median for the CCM Capital Appreciation Fund for the three-year period). The comparative information for the performance groups showed generally similar results. Based on their review, the Trustees concluded that the CCM Funds’ relative investment performance over time had been sufficient along with other factors considered to merit approval of the continuation of the relevant Agreements.

          Funds Sub-Advised By Nicholas Applegate Capital Management (NACM Funds). The Trustees reviewed information showing performance of two share classes of the NACM Flex-Cap Value and Growth Funds. Only one and three years of performance information were presented for each NACM Fund because of their short existences. The comparative information showed that for both NACM Funds, performance was above median for the performance universes for all periods (but below median (fifth quintile for Class A shares) for the NACM Growth Fund for the three-year period). The comparative information for the performance groups showed similar results except that performance for the NACM Flex-Cap Value Fund was below median for the one-year period. The Trustees also noted that the more recent performance of the NACM Growth Fund had improved relative to competitor funds. Based on their review, the Trustees concluded that the NACM Funds’ relative investment performance over time had been sufficient along with other factors considered to merit approval of the continuation of the relevant Agreements.

          Funds Sub-Advised by NFJ Investment Group (NFJ Funds). The Trustees reviewed information showing performance of two share classes of the NFJ Small-Cap Value, Dividend Value and Large-Cap Value Funds. The comparative information showed that for all NFJ Funds, performance was above median for the performance universes and performance groups for all periods (but below median for the performance groups for the NFJ Large-Cap Value Fund for the three-year period). Based on their review, the Trustees concluded that the NFJ Funds’ relative investment performance over time had been sufficient along with other factors considered to merit approval of the continuation of the relevant Agreements.

          Funds Sub-Advised by PEA Capital (PEA Funds). The Trustees reviewed information showing performance of two share classes of the PEA Target, Growth and Equity Premium Strategy (formerly Growth and Income) Funds. The comparative information showed that, versus the performance universes, for the PEA Growth Fund, performance was above median for the one-year period but below median for all other periods; for the PEA Equity Premium Strategy Fund, performance was below median for all periods other than the ten-year period; and for the PEA Target Fund, performance was below median for the one- and five-year periods but above median for other periods. The comparative information for the performance groups showed generally similar results. The Trustees also noted (a) that recent performance of the PEA Growth Fund had improved relative to competitor funds; (b) recent changes in the portfolio management team and strategy for the PEA Equity Premium Strategy Fund; and (c) that while one-year performance for the PEA Target Fund was below median, performance over longer periods was better. Based upon their review, the Trustees concluded that they would continue to monitor the performance of these Funds but that they retained confidence

12.31.05  |  Allianz Funds Semi-Annual Report   69

Board Approval of Investment Advisory and Portfolio Management
Agreements (unaudited) (cont.)

in the Adviser’s and PEA’s overall capabilities to provide management for the PEA Funds.

          Funds Sub-Advised by Oppenheimer Capital (OCC Funds). The Trustees reviewed information showing performance of two share classes of the OCC Renaissance and Value Funds. No performance information for the OCC Core Equity Fund was presented by Lipper because of the Fund’s short existence, but performance information was provided by management. The comparative information showed that, for the OCC Renaissance Fund, performance was below median and in the fifth quintile for one-and three-year periods; and for the OCC Value Fund, performance was below median for the performance universe and performance groups for the one-year period (in the fifth quintile for the performance universe) but above median for all other periods. The Trustees took into account management’s explanation that a transition in the portfolio management team for the OCC Renaissance and Value Funds had been completed in early 2005, and that more recent performance information showed improved relative performance for both Funds, despite the effects of continued cash out-flows from those Funds. Based upon their review, the Trustees concluded that they would continue to monitor the performance of the OCC Renaissance and Value Funds but that they retained confidence in the Adviser’s and OCC’s overall capabilities to provide management for the OCC Funds. They also concluded that the brief performance record of the OCC Core Equity Fund was sufficient along with other factors considered to merit approval of the continuation of the relevant Agreements.

          Funds Sub-Advised by RCM Capital Management (RCM Funds). The Trustees reviewed information showing performance of two share classes of the RCM Large-Cap Growth, Mid-Cap and Targeted Core Growth Funds. The comparative information also showed that the performance of the Institutional Class shares of the RCM Large-Cap Growth Fund was above median for the performance universe and performance group for the one-and five-year periods; and for all other RCM Funds (or the other share class, in the case of the RCM Large-Cap Growth Fund), performance was at or below median for the performance universes for all periods (except that the performance of the RCM Mid-Cap Fund was above median for the ten-year period, and the performance of the RCM Targeted Core Growth Fund was above median for the five-year period), and the performance of the RCM Targeted Core Growth Fund was in the fifth quintile for the one- and three-year periods. The comparative information for the performance groups showed generally similar results. The Trustees also noted that management had recently retained a new chief investment officer for RCM, who had been implementing certain changes in personnel and in the investment decision-making processes, and that more recent relative performance generally had improved. Based on their review, the Trustees concluded that the performance of the Funds was sufficient along with other factors considered to merit approval of the continuation of the relevant Agreements. The Trustees concluded that they would continue to monitor the performance of the RCM Funds, but that they retained confidence in the Adviser’s and RCM’s overall capabilities to provide management for the RCM Funds.

          Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the Adviser’s and the Sub-Advisers’ performance record and process in managing the Funds were sufficient to support continuation of the Agreements.

Fees and Other Expenses
The Trustees considered the advisory fees paid by each Fund to the Adviser. In doing so, the Trustees reviewed a report from an independent consultant, which noted that the majority of the Funds’ advisory fees were close to or below average for their Lipper peer group. The Trustees also considered the administrative fee rate paid by each Fund to the Adviser. Among other information, the Trustees considered (i) the level of the Funds’ advisory fees versus their peer groups and peer universes as provided by Lipper; (ii) the level of the Funds’ sub-advisory fees; (iii) the allocation of the advisory fee between the Adviser and the Sub-Advisers, and the services provided by the Adviser, on the one hand, and the Sub-Advisers, on the other hand; (iv) that the Adviser (and not the Funds) pays the sub-advisory fees; (v) historical reasons for the setting of the advisory fees; (vi) that the Funds pay a unitary fee for non-advisory services, which differentiates the Funds from many in the industry; and (vii) each Fund’s total expenses as compared to their peer groups and peer universes as provided by Lipper.

          The Trustees also considered information showing the advisory fees charged by the Sub-Advisers to institutional and other accounts with investment objectives similar to those of the Funds. The information indicated that the fee rates paid to the Sub-Advisers by the Adviser with respect to the Funds were generally similar to (but not necessarily as low as, in all cases) the fee rates charged by the Sub-Advisers to other similar institutional accounts. The Trustees reviewed materials from management describing the differences in services provided to these other accounts, which noted the generally broader scope of services provided by the Adviser and the Sub-Advisers to the Funds relative to institutional accounts, the higher demands placed on investment personnel and trading infrastructure as a result of the anticipated daily cash in-flows and out-flows of the Funds, and the expenses associated with the more extensive regulatory regime governing registered funds.

          The Trustees observed that, with a few exceptions, the Funds’ advisory fees remained generally in line with industry peers, but that for certain Funds non-advisory expenses were higher than those of certain industry peers.

          The Trustees noted that, in connection with last year’s contract review process, they had negotiated to have the Adviser observe additional fee breakpoints for certain share classes under the Administration Agreement. After considering the information provided in connection with this year’s contract review process, the Independent Trustees successfully negotiated with the Adviser to observe fee breakpoints for two additional share classes and to apply breakpoints based on the entire net assets of each Fund (rather than on net assets attributable to particular share classes) under the Administration Agreement. The new fee arrangement took effect January 1, 2006, such that all share classes of all Funds are now entitled to breakpoints under the Administration Agreement.

          The Trustees reviewed information provided by Lipper comparing each Fund’s advisory fee, administration fee and non-management expenses and total expenses for one or two share classes (depending on share classes offered by the Funds) to those of a group of competitor funds of roughly equivalent size, as well as a universe of competitor funds. Fund-specific fee and expense results reviewed by the Trustees are discussed below. The comparative fee and expense information that was prepared and provided by Lipper and other sources was not independently verified by the Trustees.

          CCM Funds. For the CCM Capital Appreciation and Mid-Cap Growth Funds, advisory fees, administration and non-management expenses and

70   Allianz Funds Semi-Annual Report  |  12.31.05

total expenses were below median for all expense groups and universes (except that administration and non-management expenses for Class A shares of the CCM Mid-Cap Fund were above median for the expense group). The Trustees concluded that the advisory fees, administrative fees and total expense ratios were acceptable.

          NACM Funds. For all NACM Funds, advisory fees were approximately at or below median for all expense groups and universes. The Trustees concluded that the advisory fees were acceptable. Administration and non-management expenses and total expense ratios were at or below median for the NACM Flex-Cap Value and Growth Funds, measured against expense groups and universes, except that administration and non-management expenses were above median for the Class A universes (the Institutional Class universe as well, for the NACM Growth Fund).The Trustees concluded that the administrative fees and expense ratios were acceptable.

          NFJ Funds. Advisory fees were below median for all NFJ Funds for all expense groups and universes. The Trustees concluded that the advisory fees were acceptable. Administration and non-management expenses were generally at or above median for all expense groups and universes for all NFJ Funds other than the NFJ Large Cap Value Fund, but total expense ratios were at or below median for all expense groups and universes for all NFJ Funds. The Trustees concluded that the administrative fees and expense ratios were acceptable.

          PEA Funds. Advisory fees were below median for all PEA Funds for all expense groups and universes (at or below median in the case of PEA Equity Premium Strategy Fund (formerly the PEA Growth and Income Fund)). The Trustees concluded that the advisory fees were acceptable. Administration and non-management expenses and total expenses were at or below median for the expense group and universe for the PEA Target Fund. Administration and non-management expenses were generally at or above median for all expense groups and universes for the PEA Growth and Premium Equity Strategy Funds, but total expense ratios were below median for all expense groups and universes other than the expense universe for Class A shares of the PEA Equity Premium Strategy Fund. The Trustees concluded that the administrative fees and expense ratios were acceptable.

          OCC Funds. Advisory fees were below median for all OCC Funds for all expense groups and universes. The Trustees concluded that the advisory fees were acceptable. Administration and non-management expenses were generally at or above median for all expense groups and universes (and in fact in the fifth quintile for the Class A expense group for the OCC Value Fund and in the fifth quintile for both the Class A and Institutional Class expense groups for the OCC Renaissance Fund), but total expense ratios were generally below median for all expense groups and universes. The Trustees concluded that the administrative fees and expense ratios were acceptable.

          RCM Funds. Advisory fees generally were below median for all RCM Funds for all expense groups and universes. For all RCM Funds, administration and non-management expenses were at or above median for all expense groups and universes, but total expenses were below median for all expense groups and universes. The Trustees concluded that the administrative fees and expense ratios were acceptable.

          Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the fees and expenses to be charged under the Agreements and the Administration Agreement represented reasonable compensation to the Adviser and the Sub-Advisers in light of the services provided. In coming to this conclusion, the Trustees took into account, among other factors, the additional administrative fee breakpoints that went into effect on January 1, 2006 as described above.

Costs of Services Provided and Profitability
The Trustees reviewed information regarding the cost of services provided by the Adviser (including the sub-advisory fees paid to the Sub-Advisers) and the estimated profitability of the Adviser’s relationship with the Funds, including a profitability report prepared by management detailing the costs of services provided to the Funds by the Adviser, and the profitability to the Adviser of its advisory and administrative relationships with the Funds, each for the fiscal year ended June 30, 2005. The Trustees also received and reviewed a description of the methodology used by the Adviser in estimating profitability, and took into account, among other things, information and analyses of an independent consultant and the Funds’ independent auditors regarding the profitability information provided. The Trustees noted that certain enhancements had been made since the prior year in the Adviser’s methodology used to determine profitability. The Trustees further noted that the expense allocation methodology utilized by the Adviser has certain limitations and management’s commitment to work with the Board to further refine the methodology for next year’s contract review process.

          The Trustees noted that the Sub-Advisers had not provided information as to the profitability to them of their relationships with the Funds. The Trustees noted, however, that the Sub-Advisers had provided information on fees charged by them for comparable funds and accounts. The materials reviewed by the Trustees showed that the fee rates paid to the Sub-Advisers by the Adviser for the Funds were generally similar (but not necessarily as low as, in all cases) to the rates charged by the Sub-Advisers to other similar institutional accounts.

          The Trustees recognized that the Adviser should, in the abstract, be entitled to earn a reasonable level of profit for the services provided to each Fund, and that it is difficult to make comparisons of profitability from mutual fund advisory and administration contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions about allocations and the adviser’s capital structure and cost of capital. The Trustees considered the overall profitability to the Adviser on a Fund-by-Fund basis, as well as profitability separately as to advisory and administrative functions on a Fund-by-Fund basis. The Trustees reviewed information from an independent consultant regarding profitability of other investment advisers with publicly traded parent companies and concluded that the Adviser’s profitability with respect to the Funds was comparable to the profitability ranges attributable to other investment advisers in the industry. The Trustees concluded that, taking all of the foregoing into account, they were satisfied that the Adviser’s level of profitability from its relationship with each Fund was not excessive.

Possible Fall-Out Benefits
The Trustees considered information regarding the direct and indirect benefits to the Adviser and the Sub-Advisers from their relationships with the Funds, including non-advisory fee compensation to be paid to the Adviser, the Sub-Advisers and their affiliates (such as administrative fees paid to the Adviser and Rule 12b-1 fees and sales charges to the Funds’ distributor, an affiliate of the Adviser), including reputational and other “fall out” benefits. During the course of the year the Trustees received

12.31.05  |  Allianz Funds Semi-Annual Report   71

Board Approval of Investment Advisory and Portfolio Management
Agreements (unaudited) (cont.)

presentations from each Sub-Adviser about its trading practices and brokerage arrangements, including its policies with respect to research provided to Sub-Advisers in connection with trade execution for the Funds (soft dollar arrangements), and the Trustees accepted the representation of each Sub-Adviser that it fulfills its fiduciary obligation of seeking best execution when engaging in portfolio transactions for the Funds. The Trustees also considered the benefits associated with the Funds’ use of a broker-dealer affiliated with the Adviser, which may be done in accordance with applicable law and procedures approved by the Board. The Trustees noted that the Funds have in some cases historically used affiliated brokers for foreign securities transactions, and that an Allianz affiliate receives fees as securities lending agent under the Funds’ securities lending program. The Trustees considered the receipt of these benefits in light of the Adviser’s and its affiliates’ profitability, and concluded that such benefits were not excessive.

Possible Economies of Scale

The Trustees considered the extent to which the Adviser and the Sub-Advisers may realize economies of scale or other efficiencies in managing and supporting the Funds. They noted that as assets increase, certain fixed costs may be spread across a larger asset base, and it was noted that any economies of scale or other efficiencies might be realized (if at all) across a variety of products and services, including the Funds, and not only in respect of a single Fund. The Trustees noted that the methodology used by the Adviser to determine profitability has a bearing on their analysis of economies of scale. The Trustees noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees also noted that the Independent Trustees had concluded in prior years that, under the circumstances, breakpoints in the administrative fee were an effective way to share any economies of scale or other efficiencies with Fund shareholders. The Trustees noted that they had engaged in successful negotiations with the Adviser to observe fee breakpoints under the Administration Agreement effective January 1, 2006, which are described above. Based on these observations, the Trustees concluded that the Funds’ overall fee arrangements would represent an appropriate sharing at the present time between Fund shareholders and the Adviser of any economies of scale or other efficiencies in the management of each Fund at current asset levels.

Conclusions
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the Independent Trustees, unanimously concluded that the continuation of the Agreements was in the best interests of the Funds and their shareholders, and should be approved.

72   Allianz Funds Semi-Annual Report  |  12.31.05

(This Page Intentionally Left Blank)

Allianz Funds

Investment Adviser and Administrator	Allianz Global Investors Fund Management LLC (“AGIFM”), 1345 Avenue of the Americas, New York, NY 10105

Sub-Advisers	Cadence Capital Management LLC, Nicholas-Applegate Capital Management LLC, NFJ Investment Group L.P., Oppenheimer Capital LLC, PEA Capital LLC, RCM Capital Management LLC

Distributor	Allianz Global Investors Distributors LLC (“AGID”), 2187 Atlantic Street, Stamford, CT 06902

Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent	PFPC, Inc. P.O. Box 9688, Providence RI 02940

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel	Ropes & Gray LLP, One International Place, Boston, MA 02110

For Account Information

For Allianz Funds account information contact your financial advisor, or if you receive account statements directly from Allianz Global Investors Distributors/PFPC, you can also call (800) 426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.allianzinvestors.com

The Allianz Funds & PIMCO Funds Family

The Allianz Funds & PIMCO Funds offer access to the world-class investment firms of Allianz Global Investors—one of the world’s largest asset management companies, with more than $1 trillion under management.

The Allianz Funds are managed by institutional equity managers, including the Allianz-owned investment firms NFJ Investment Group, Oppenheimer Capital, RCM, Nicholas-Applegate Capital Management and PEA Capital. The Allianz Funds represent a wide range of investment strategies, including growth and value, small-, mid- and large-cap, domestic and international portfolios.

The PIMCO Funds are managed by PIMCO, widely recognized as one of the premier bond managers in the world. The PIMCO Funds cover the fixed-income spectrum, and also include the innovative Real Return Strategy and equity-related funds. PIMCO Total Return Fund is the largest bond fund in the U.S.*

Allianz Funds

Value Stock
OCC Value
NFJ Large-Cap Value
NFJ Dividend Value
OCC Renaissance
NACM Flex-Cap Value
NFJ Small-Cap Value

Blend Stock
PEA Equity Premium
Strategy
OCC Core Equity
CCM Capital Appreciation
CCM Mid-Cap
Growth Stock
RCM Large-Cap Growth
PEA Growth
NACM Growth
RCM Targeted Core Growth
RCM Mid-Cap
PEA Target

International Stock
NACM Global
RCM Global Small-Cap
RCM International
Growth Equity
NACM International
NFJ International Value
NACM Pacific Rim

Sector-Related Stock
RCM Global Healthcare
RCM Biotechnology
RCM Global Technology

PIMCO Funds

Short-Duration Bond
PIMCO Short-Term
PIMCO Low Duration
PIMCO Floating Income

Core Bond
PIMCO Total Return
Government/Mortgage Bond
PIMCO GNMA
PIMCO Total Return Mortgage
Credit Strategy
PIMCO Diversified Income
PIMCO High Yield
PIMCO Investment Grade
Corporate Bond
International Bond
PIMCO Foreign Bond
(U.S. Dollar-Hedged)
PIMCO Foreign Bond (Unhedged)
PIMCO Emerging Markets Bond
PIMCO Developing Local Markets

Tax-Exempt Bond
PIMCO Short Duration Municipal
Income
PIMCO Municipal Bond
PIMCO California Intermediate
Municipal Bond
PIMCO New York Municipal Bond
Real Return Strategy
PIMCO Real Return
PIMCO CommodityRealReturn
Strategy®
PIMCO RealEstateRealReturn
Strategy

Equity-Related
PIMCO StocksPLUS®
PIMCO StocksPLUS® Total Return
PIMCO International StocksPLUS®
TR Strategy
PIMCO Fundamental
IndexPLUS TR
Asset Allocation (Tactical)
PIMCO All Asset
PIMCO All Asset All Authority

Investors should consider the investment objectives, risks, charges and expenses of the above mentioned Funds carefully before investing. This and other information is contained in the Fund’s prospectus, which may be obtained by contacting your financial advisor, by visiting www.allianzinvestors.com or by calling 1-888-877-4626. Please read this prospectus carefully before you invest or send money.

* As of 12/31/05 according to SimFunds.

Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902	AZ032SA_13758

Allianz Funds Semi-Annual Report

DECEMBER 31, 2005

RCM Funds
Share Classes		DOMESTIC STOCK FUNDS RCM Large-Cap Growth Fund RCM Targeted Core Growth Fund RCM Mid-Cap Fund INTERNATIONAL/GLOBAL STOCK FUNDS RCM International Growth Equity Fund RCM Global Small-Cap Fund	SECTOR FUNDS RCM Financial Services Fund RCM Global Resources Fund RCM Global Technology Fund
Ins Adm	Institutional Administrative

This material is authorized for use only when preceded or accompanied by the current Allianz Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

Contents

Letter to Shareholders		3

Important Information About the Funds		4–5

Fund Summaries		6–13

Schedules of Investments		14–23

Fund	Fund Summary	Schedule of Investments

RCM Financial Services Fund	6	14
RCM Global Resources Fund	7	15
RCM Global Small-Cap Fund	8	16
RCM Global Technology Fund	9	18
RCM International Growth Equity Fund	10	20
RCM Large-Cap Growth Fund	11	21
RCM Mid-Cap Fund	12	22
RCM Targeted Core Growth Fund	13	23

Statements of Assets and Liabilities		24

Statements of Operations		25

Statements of Changes in Net Assets		26–27

Financial Highlights		28–31

Notes to Financial Statements		32–39

Board Approval of Investment Advisory and Portfolio Management Agreements
		40-43

2   RCM Funds Semi-Annual Report  |  12.31.05

Letter to Shareholders

Dear Shareholder:

U.S. stocks proved their mettle over the six months ended December 31, 2005 by producing positive returns in the face of numerous market challenges. Rising interest rates, record high oil prices and natural disasters were among the factors that fueled uncertainty. Nevertheless, improving corporate earnings and lower-than-expected inflation helped push stocks into positive territory by the end of the six-month period.

The broader market, as measured by the S&P 500 Index, returned 5.76% over this time frame. Growth stocks outperformed value stocks across all market capitalizations, with the strongest performance coming from mid-cap growth stocks. Materials, energy and financial stocks were also top-performers during the reporting period. International equities continued to outpace domestic stocks, as they have done for each of the past four years, with the MSCI EAFE Index up 14.99% during the six months.

The headwinds faced by the financial markets over the past six months are yet another reminder that investors would do well to focus on the long term. Markets can be volatile, and stock performance can vary widely from year to year. Investors who maintain a long-term perspective are more likely to withstand short-term market pressures and to reap the potential benefits of an allocation to the equity markets.

Inside this report, you will find detailed information about your Fund’s performance over the reporting period. If you have any questions concerning this report, please contact your financial advisor. You can also call us at 1-800-498-5413 or visit our Web site at www.allianzinvestors.com.

Thank you for your continued support of the Allianz Funds. We look forward to serving you in the months and years ahead.

E. Blake Moore, Jr. President January 31, 2006

RCM Funds Semi-Annual Report  |  12.31.05   3

Important Information About the Funds

The inception date on each Fund Summary performance page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (Institutional, Administrative) is one of the Fund’s oldest share classes. The oldest share class for the following funds is the Institutional class, and the Administrative shares were first offered on the date following the fund name: RCM Global Technology (3/05), RCM International Growth Equity (2/02), RCM Large-Cap Growth (2/02) and RCM Mid-Cap (2/02). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different operating expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

The Lipper Averages are calculated by Lipper, Inc. They are based on the total return performance, with distributions reinvested and operating expenses deducted, of funds included by Lipper in the stated category. Lipper does not take into account sales charges.

The Change in Value chart assumes the initial investment was made on the first day of the Fund’s initial fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes.

The World Energy & Materials Composite benchmark appearing in the RCM Global Resources performance table represents the performance of a hypothetical index developed by the Adviser. This composite is derived from the World Energy and World Materials components of the unmanaged MSCI World Index. The two components are weighted in the composite based on the market capitalization of those sectors from the prior month. As a result, the weightings of the two components in the composite may vary from month to month. It is not possible to invest directly in these indices.

Allianz Global Investors has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that Allianz Global Investors will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that Allianz Global Investors may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-800-498-5413 and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

The Trust files complete schedules of each Fund’s portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s Web site at http://www.sec.gov. A copy of the Funds’ Form N-Q, when available, will be available without charge, upon request, by calling the Fund at 1-800-498-5413. In addition, the Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4   RCM Funds Semi-Annual Report  |  12.31.05

Important Information About the Funds (cont.)

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund Summary page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated, which is from 07/01/05 to 12/31/05.

Actual Expenses
The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $ 8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as increases in expenses not covered by the advisory and administrative fees [such as expenses of the trustees and their counsel or litigation expenses] and/or because of reductions in the administrative fee resulting from the size of the fund.

Certain information on the Fund Profile page(s) including Total Return, Change in Value charts, Hypothetical Expenses and Top Sectors is unaudited.

Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT, 06902, www.allianzinvestors.com, 1-800-498-5413.

RCM Funds Semi-Annual Report  |  12.31.05   5

A S E C T O R - R E L A T E D S T O C K F U N D	Ticker Symbols: Instl: RFSIX

RCM Financial Services Fund

■	RCM Financial Services Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in the equity securities of Financial services companies.

■

The Fund’s Institutional Class Shares returned 12.53% for the six months ended December 31, 2005. This return surpassed the 5.76% return of the broad benchmark, the S&P 500 Index as well as the 9.02% return of the Fund’s sector specific benchmark, the S&P Financials Sector Index.

■

Despite some clear challenges in the global economy, the stock market picked up in the second half of 2005. Strong third quarter performance and modest gains in the fourth quarter drove the S&P 500 Index up 5.76%. Financial services companies trailed the broader market in the third quarter but more than recovered in the fourth quarter to outperform for the period. The rally within the sector in the fourth quarter of 2005 was broad based, with banks, diversified financials and insurance companies delivering solid results.

■

The Fund’s outperformance was driven principally by strong stock selection while industry allocation was neutral. The Fund’s international exposure proved to be a significant contributor to performance for the period.

■

Stock selection in banks and diversified financials contributed to performance. Within banks, the Fund saw strength from its investment in Mitsubishi UFJ Financial Group and Joyo Bank Ltd. Japanese banks in general were up in the third quarter but slowed somewhat in the fourth quarter.

■

Relative performance was helped over the reporting period by the Fund’s overweight exposure to transportation. These holdings represented the Fund’s exposure to a recovery in the Japanese real estate prices.

■

An underweight in insurance coupled with disappointing stock selection in the sector hindered performance in the period. One example is Endurance Specialty Holdings, which struggled in part due to hurricane related losses.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (06/30/04)

RCM Financial Services Fund Institutional Class	12.53%	10.78%	—	—	13.35%

S&P 500 Index	5.76%	4.90%	—	—	8.14%

S&P Financials Sector Index	9.02%	6.48%	—	—	9.95%

Lipper Financial Services Fund Average	8.82%	6.57%	—	—	12.07%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. The Fund’s portfolio manager considers the S&P Financials Sector Index to be the Fund’s performance benchmark. Comparisons to the S&P 500 Index are provided in order to compare the Fund’s performance to the performance of a broad-based securities market index.

Annual Fund Operating Expenses	Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)

	Institutional Class	Institutional Class

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,125.30	$1,020.27

Expenses Paid During Period	$5.25	$4.99

Expenses are equal to the expense ratio of 1.04% for Institutional Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Financial & Business Services	85.2%

Consumer Services	5.5%

Short-Term Investments	4.7%

Exchange-Traded Fund	2.9%

Other	1.7%

6   RCM Funds Semi-Annual Report  |  12.31.05

A S E C T O R - R E L A T E D S T O C K F U N D	Ticker Symbols: Instl: RGLIX

RCM Global Resources Fund

■

RCM Global Resources Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in the equity securities of companies principally engaged in the research, development, manufacturing, extraction, distribution, or sale of materials, energy, or goods related to cyclical or commodity industries.

■

The Fund’s Institutional Class Shares returned 25.40% for the six months ended December 31, 2005. This return surpassed the 10.47% return of the MSCI World Index and also exceeded the14.97% return of the World Energy & Materials Composite.

■

Stocks, in general, managed to overcome several obstacles to deliver solid six-month returns, with the S&P 500 Index gaining 5.76% for the period. Global resource companies continued to perform well in this environment.

■

The Fund’s relative performance was helped by strong stock selection in the energy sector. Energy stocks in general continued to perform well over the reporting period, buoyed by strong crude oil prices. Names such as Ultra Petroleum Corp. and Canadian Natural Resources contributed to return.

■	While absolute and relative returns were quite favorable, optimal performance was modestly impacted by the Fund’s underweight in chemicals and paper stocks, which staged a late-year rally.

■

Relative performance was also supported by stock selection in the materials sectors. Within materials, coal did particularly well over the reporting period, driven up by favorable supply and demand outlook. Standout names for the Fund in this area included Arch Coal Inc.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (06/30/04)

RCM Global Resources Fund Institutional Class	25.40%	44.77%	—	—	41.56%

MSCI World Index	10.47%	10.03%	—	—	14.25%

World Energy & Materials Composite	14.97%	25.57%	—	—	29.72%

Lipper Natural Resources Fund Average	21.57%	41.12%	—	—	40.51%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com.com. The Fund’s portfolio manager considers the World Energy & Materials Composite to be the Fund’s performance benchmark. Comparisons to the MSCI World Index are provided in order to compare the Fund’s performance to the performance of a broad-based securities market index.

Annual Fund Operating Expenses	Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)

	Institutional Class	Institutional Class

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,254.00	$1,019.81

Expenses Paid During Period	$6.08	$5.45

Expenses are equal to the expense ratio of 1.09% for Institutional Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Country Allocation as of 12/31/05

United States	68.1%

Canada	12.0%

Australia	5.6%

United Kingdom	5.3%

France	3.9%

Finland	2.6%

Bermuda	2.5%

RCM Funds Semi-Annual Report  |  12.31.05   7

A G L O B A L S T O C K F U N D	Ticker Symbols: Instl: DGSCX

RCM Global Small-Cap Fund

■

RCM Global Small-Cap Fund seeks long-term capital appreciation by normally investing at least 80% of its net assets in companies with market capitalizations comparable to those companies included in the MSCI World Small-Cap Index. The Fund will ordinarily invest in companies organized or headquartered in at least three different countries.

■	The Fund’s Institutional Class Shares returned 16.33% for the six months ended December 31, 2005. This performance surpassed the 14.18% return of the Fund’s benchmark, the MSCI World Small-Cap Index.

■

Non-U.S. markets continued to perform well in the second half of 2005. International stocks outperformed the U.S. market over the six-month period, with the MSCI EAFE Index up 14.99% and the S&P 500 Index up 5.76%. Overall, global small-cap stocks maintained their dominance over large cap issues.

■

The Fund’s relative performance was helped over the reporting period by strong stock selection in the materials industry. One example was the Fund’s position in Sumitomo Titanium, which performed well due to increased global demand for titanium.

■

Stock selection in the transportation industry also supported relative performance. In particular the Fund saw a strong contribution from its investment in GOL Linhas Aereas Inteligentes S.A., a low-cost, low-fare airline in Brazil.

■

Relative performance was hindered by poor stock selection in the consumer discretionary sector. Comstock Homebuilding Companies Inc. and Maidenform Brands Inc. are two names that delivered disappointing results.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (12/31/96)

RCM Global Small-Cap Fund Institutional Class	16.33%	19.04%	7.35%	—	15.85%

MSCI World Small-Cap Index	14.18%	16.10%	14.37%	—	9.31%

Lipper Global Small/Mid-Cap Growth Fund Average	14.01%	17.02%	5.30%	—	9.94%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com.

Annual Fund Operating Expenses	Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)

	Institutional Class	Institutional Class

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,163.30	$1,018.35

Expenses Paid During Period	$7.42	$6.92

Expenses are equal to the expense ratio of 1.40% for Institutional Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Country Allocation as of 12/31/05

United States	39.0%

Japan	18.5%

Short-Term Instruments	18.5%

United Kingdom	5.2%

Germany	4.3%

Switzerland	3.6%

Netherlands	3.1%

France	2.6%

Austria	2.5%

Other	2.7%

8   RCM Funds Semi-Annual Report  |  12.31.05

A S E C T O R - R E L A T E D S T O C K F U N D	Ticker Symbols: Instl: DRGTX Admin: DGTAX

RCM Global Technology Fund

■

RCM Global Technology Fund seeks long-term capital appreciation by investing at least 80% of its assets in technology companies. The Fund will ordinarily invest in companies organized or headquartered in at least three different countries.

■

The Fund’s Institutional Class Shares returned 16.19% for the six months ended December 31, 2005. This performance surpassed both the NASDAQ Composite Index and the Goldman Sachs Technology Index, up 7.22% and 9.83% respectively.

■

Despite some clear challenges in the global economy, the stock market picked up in the second half of 2005. Strong third quarter performance and modest gains in the fourth quarter allowed the market as a whole (as measured by the S&P 500 Index) to finish the reporting period up 5.76%. The environment was generally favorable for technology companies, particularly those with key competitive strengths driving their earnings. Overall, technology outperformed the broader market for the period.

■

The Fund’s strong relative performance can be traced to favorable stock selection. Most of the Fund’s largest positions performed well, including Apple Computer Inc., SanDisk Corp., Marvell Technology Group Ltd and Google.

■

The Fund also saw solid contributions from its investment in Red Hat Inc., the leading provider of Linux and open source technology. We added the stock’s weighting in the Fund in the third quarter of 2005, as part of a larger strategy to increase exposure to companies with strong fundamentals.

■

While the Fund delivered solid absolute and relative returns over the reporting period there were areas of some weakness. Underweight exposure to semiconductors and stock selection in the internet software and services area detracted from relative performance.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (12/27/95)

RCM Global Technology Fund Institutional Class	16.19%	8.90%	-4.71%	17.29%	17.32%

RCM Global Technology Fund Administrative Class	16.05%	8.63%	-4.95%	17.00%	17.03%

NASDAQ Composite Index	7.22%	1.38%	-2.24%	7.69%	7.68%

Goldman Sachs Technology Index	9.83%	1.52%	-7.44%	8.49%	8.49%

Lipper Science & Technology Fund Average	11.97%	5.11%	-8.81%	7.19%	7.19%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. The Fund’s portfolio manager considers the Goldman Sachs Technology Index to be the Fund’s performance benchmark. Comparisons to the NASDAQ Composite Index are provided in order to compare the Fund’s performance to the performance of a broad-based securities market index.

Annual Fund Operating Expenses	Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance		Hypothetical Performance (5% return before expenses)

	Inst. Class	Admin. Class	Inst. Class	Admin. Class

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,161.90	$1,160.50	$1,019.00	$1,017.69

Expenses Paid During Period	$6.70	$8.11	$6.26	$7.58

For each class of the Fund, expenses are equal to the expense ratio for the class (1.28% for Institutional Class, 1.50% for Administrative Class), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period)

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Technology	75.7%

Short-Term Investments	21.6%

Energy	10.4%

Healthcare	2.4%

Options Purchased	1.7%

Capital Goods	1.5%

Communications	1.3%

Financial & Business Services	1.3%

Consumer Services	0.7%

Other	-16.6%

RCM Funds Semi-Annual Report  |  12.31.05   9

A N I N T E R N A T I O N A L S T O C K F U N D	Ticker Symbols: Instl: DRIEX Admin: RAIAX

RCM International Growth Equity Fund

■	RCM International Growth Equity Fund seeks long-term capital appreciation by normally investing at least 80% of its net assets in equity securities of non-U.S. companies.

■

The Fund’s Institutional Class Shares returned 18.25% for the six months ended December 31, 2005. This return surpassed the Fund’s benchmarks, the MSCI EAFE Index and the MSCI EAFE Growth Index, which respectively returned 14.99% and 15.33% for the same period.

■

Non-U.S. markets continued to perform well in the second half of 2005. International stocks outperformed the U.S. market over the six-month period, with the MSCI EAFE Index up 14.99% and the S&P 500 Index up 5.76%.

■

Relative performance was helped over the reporting period by overweight exposure and strong stock selection in the financial sector. In particular, the Fund benefited from bank holdings, including Resona Holdings Inc. and Mizuho Financial Group. Both of these names benefited from investors’ expectations that Japanese rates would rise, widening spreads.

■	The Fund’s overweight and stock selection in real estate also contributed to performance. One example was Mitsui Fudosan, which rose as the Japanese real estate market in general strengthened.

■

Stock selection in consumer staples was a drag on the Fund’s relative performance. In particular, Cadbury Schweppes delivered disappointing results after lowering earnings expectations due to high oil prices and disruptions related to the hurricanes in the U.S.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (05/22/95)

RCM International Growth Equity Fund Institutional Class	18.25%	13.55%	-1.67%	5.65%	6.65%

RCM International Growth Equity Fund Administrative Class	18.13%	13.39%	-2.06%	5.30%	6.31%

MSCI EAFE Index	14.99%	14.01%	4.94%	6.18%	6.48%

MSCI EAFE Growth Index	15.33%	13.63%	2.23%	3.59%	3.93%

Lipper International Large-Cap Growth Fund Average	16.65%	14.01%	0.30%	4.39%	5.03%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. The Fund’s portfolio manager considers the MSCI EAFE Growth Index to be the Fund’s performance benchmark. Comparisons to the MSCI EAFE Index are provided in order to compare the Fund’s performance to the performance of a broad-based securities market index.

Annual Fund Operating Expenses	Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance		Hypothetical Performance (5% return before expenses)

	Inst. Class	Admin. Class	Inst. Class	Admin. Class

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,182.50	$1,181.30	$1,020.32	$1,019.06

Expenses Paid During Period	$5.34	$6.71	$4.94	$6.21

For each class of the Fund, expenses are equal to the expense ratio for the class (1.18% for Institutional Class, 1.42% for Administrative Class), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Country Allocation as of 12/31/05

Japan	24.4%

United Kingdom	17.1%

Switzerland	10.9%

Germany	10.0%

France	8.9%

Australia	6.1%

Netherlands	5.6%

Short-Term Instruments	4.6%

United States	4.6%

Other	7.8%

10   RCM Funds Semi-Annual Report  |  12.31.05

A G R O W T H S T O C K F U N D	Ticker Symbols: Instl: DRLCX Admin: DLGAX

RCM Large-Cap Growth Fund

■	RCM Large-Cap Growth Fund seeks long-term capital appreciation by normally investing at least 80% of its net assets in stocks of U.S. companies with market capitalizations of at least $3 billion.

■

The Fund’s Institutional Class Shares returned 9.87% for the six-month period ended Decem-ber 31, 2005. This return significantly outperformed the Fund’s benchmark, the S&P 500 Index, which returned 5.76% for the same period.

■

After a slow start earlier in the year, stocks picked up in the last six months of 2005. Strong third quarter performance and modest gains in the fourth quarter allowed the market as a whole (as measured by the S&P 500 Index) to finish the reporting period up 5.76%.

■

Relative performance was helped over the six months by overweight exposure and strong stock selection in the technology sector. In particular, the Fund benefited from positions in SanDisk Corp. and Marvell Technology Group Ltd. SanDisk was up on increased demand for flash memory cards used in digital cameras, digital music players and cell phones. Marvell stock rose on the announcement of record third quarter results.

■	The Fund also saw strength from its investment in Apple Computer Inc. Apple stock continued to perform well as the company dominates the mp3 player market with its iPod products.

■

While the Fund delivered solid absolute and relative performance over the reporting period, there were some areas of weakness, including stock selection in health care. For example, Fund holding Abbott Laboratories was hurt by disappointing clinical trial results on its heart treatment drug.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (12/31/96)

RCM Large-Cap Growth Fund Institutional Class	9.87%	10.48%	-3.33%	—	8.77%

RCM Large-Cap Growth Fund Administrative Class	9.78%	10.21%	-3.54%	—	8.52%

S&P 500 Index	5.76%	4.90%	0.54%	—	7.63%

Lipper Large-Cap Growth Fund Average	8.09%	6.20%	-3.99%	—	5.46%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com.

Annual Fund Operating Expenses	Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance		Hypothetical Performance (5% return before expenses)

	Inst. Class	Admin. Class	Inst. Class	Admin. Class

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,098.70	$1,097.80	$1,021.63	$1,020.37

Expenses Paid During Period	$3.76	$5.08	$3.62	$4.89

For each class of the Fund, expenses are equal to the expense ratio for the class (0.73% for Institutional Class, 0.97% for Administrative Class), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Technology	30.1%

Healthcare	21.1%

Financial & Business Services	13.3%

Energy	10.7%

Short-Term Investments	10.5%

Consumer Discretionary	7.0%

Consumer Staples	5.3%

Consumer Services	4.0%

Aerospace	3.6%

Other	-5.6%

RCM Funds Semi-Annual Report  |  12.31.05   11

A G R O W T H S T O C K F U N D	Ticker Symbols: Instl: DRMCX Admin: DRMAX

RCM Mid-Cap Fund

■

RCM Mid-Cap Fund seeks long-term capital appreciation by normally investing 80% of its net assets in equity securities of small- to medium-sized U.S. companies with market capitalizations comparable to those companies included in the Russell Midcap Growth Index.

■	The Fund’s Institutional Class Shares returned 12.36% for the six months ended December 31, 2005. The Fund’s benchmark, the Russell Mid-cap Growth Index, returned 10.22% for the same period.

■

After declining during the first quarter, most major stock market indices rebounded in the remainder of the year. The market as a whole (as measured by the S&P 500 Index) was up 5.76% for the 6-month period ending 12.31.05. Mid-caps outperformed small- and large-cap stocks in this environment. Within mid-caps, growth outperformed value, with the Russell Midcap Growth Index up 10.22% and the Rus-sell Midcap Value Index up 6.76%.

■

Relative performance was supported during this period by strong stock selection in the semiconductor industry. In particular, positions in SanDisk and Marvell Technology Group Ltd. helped performance. SanDisk stock rose in response to increased demand for flash memory cards, which are used in digital cameras, digital music players and cell phones. Marvell Technology stock was supported by better-than-expected third quarter results.

■

Stock selection in financials also contributed to relative performance. One example was Lazard Ltd. Increased mergers and acquisition activity and increasing demand for advisory services drove up the firm’s third quarter profits.

■

Communications equipment stocks Tekelec, Avaya, and Sonus held back the Fund’s returns. Tekelec develops network signaling products, switching products and services, and selected service applications for telecommunications networks and contact centers. The company is facing competitive pressures along with a change in senior management—the CEO recently announced his retirement. RCM sold the stock during the quarter.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (11/06/79)

RCM Mid-Cap Fund Institutional Class	12.36%	9.89%	-2.07%	8.92%	15.67%

RCM Mid-Cap Fund Administrative Class	12.12%	9.63%	-2.38%	8.62%	15.37%

Russell Midcap Growth Index	10.22%	12.10%	1.38%	9.27%	—%

Lipper Mid-Cap Growth Fund Average	9.48%	9.79%	-0.48%	8.05%	12.62%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. The inception of the RCM Mid-Cap Fund pre-dates the inception of the Russell Midcap Growth Index. As such, no number is presented for the inception period for the index.

Annual Fund Operating Expenses	Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance		Hypothetical Performance (5% return before expenses)

	Inst. Class	Admin. Class	Inst. Class	Admin. Class

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,123.60	$1,121.20	$1,021.53	$1,020.27

Expenses Paid During Period	$3.91	$5.24	$3.72	$4.99

For each class of the Fund, expenses are equal to the expense ratio for the class (0.79% for Institutional Class, 1.03% for Administrative Class), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Technology	23.2%

Healthcare	16.3%

Energy	14.9%

Consumer Discretionary	12.1%

Consumer Services	11.7%

Short-Term Investments	10.2%

Financial & Business Services	6.2%

Materials & Processing	4.1%

Capital Goods	3.5%

Other	-2.2%

12   RCM Funds Semi-Annual Report  |  12.31.05

A G R O W T H S T O C K F U N D	Ticker Symbols: Instl: DRTIX

RCM Targeted Core Growth Fund

■	RCM Targeted Core Growth Fund seeks after-tax growth of capital by investing in a broadly diversified portfolio of equity securities of U.S. companies.

■

The Fund’s Institutional Class Shares returned 11.90% for the six months ended December 31, 2005. This return significantly outperformed the Fund’s benchmark, the S&P 500 Index, which returned 5.76% for the same period.

■

Despite some clear challenges in the global economy, the stock market picked up in the second half of 2005. Strong third quarter performance and modest gains in the fourth quarter allowed the market as a whole (as measured by the S&P 500 Index) to finish the reporting period up 5.76%.

■

Favorable stock selection was the primary source of the Fund’s strong relative performance. Stock picks in technology made the most significant contribution, with Apple Computer, Marvell Technology and SanDisk all performing well for the Fund over the period.

■

Overweight positions in biotechnology also helped relative performance. While biotechnol-ogy had suffered earlier in the year, the industry as a whole (as measured by the NASDAQ Biotechnology Index) rose 14.47% over the reporting period, boosted by increased mergers and acquisition activity.

■

While the Fund delivered strong absolute and relative performance, there were areas of some weakness, including stock selection in health care. Specifically, performance was hindered by Fund holdings Abbott Laboratories and Stryker Corp.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (12/30/98)

RCM Targeted Core Growth Fund Institutional Class (Inception 12/30/98)	11.90%	7.85%	-2.37%	—	3.15%

Institutional Shares after taxes on distribution	—	7.85%	-2.37%	—	3.05%

Institutional Shares after distributions & sales of fund shares	—	5.11%	-2.00%	—	2.66%

S&P 500 Index	5.76%	4.90%	0.54%	—	1.77%

Lipper Large-Cap Growth Fund Average	8.09%	6.20%	-3.99%	—	-0.35%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com.

Annual Fund Operating Expenses	Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)

	Inst. Class	Inst. Class

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,119.00	$1,020.82

Expenses Paid During Period	$4.65	$4.43

Expenses are equal to the expense ratio of 0.87% for Institutional Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Technology	32.4%

Healthcare	16.9%

Short-Term Investments	11.4%

Consumer Discretionary	11.0%

Consumer Staples	9.4%

Energy	8.9%

Financial & Business Services	8.0%

Capital Goods	3.7%

Aerospace	2.7%

Other	-4.4%

RCM Funds Semi-Annual Report  |  12.31.05   13

Schedule of Investments
 RCM Financial Services Fund
 December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—91.6%
Consumer Services—5.5%
Axis Capital Holding, Ltd.	1,800	$56
Everest Re Group Ltd.	1,050	105
Isewan Terminal Service Co., Ltd.	5,000	39

		200

Financial Services—86.1%
AFLAC, Inc.	1,200	56
Alabama National BanCorporation	600	39
American Express Co.	2,300	118
American International Group, Inc. (b)	3,300	225
Ameritrade Holding Corp. (a)	900	22
Bank of Hawaii Corp.	1,100	57
Canadian Imperial Bank of Commerce	550	36
Chicago Mercantile Exchange Holdings, Inc.	50	18
Citigroup, Inc. (b)	3,400	165
City National Corp.	1,150	83
Deutsche Bank AG	350	34
Endurance Specialty Holdings Ltd.	2,500	90
Federated Investors, Inc.	3,000	111
Franklin Resources, Inc.	1,800	169
Freddie Mac	2,000	131
Genworth Financial, Inc., Class A	2,200	76
Goldman Sachs Group, Inc.	1,550	198
James River Group, Inc. (a)	3,000	60
Joyo Bank Ltd.	10,000	60
Lazard Ltd., Class A	2,790	89
Mellon Financial Corp.	3,344	114
Merrill Lynch & Co., Inc.	2,850	193
National Australia Bank Ltd.	2,500	59
Nishi-Nippon City Bank Ltd.	6,000	36
Northern Trust Corp.	2,050	106
Nuveen Investments, Inc., Class A	1,800	77
OptionsXpress Holding, Inc.	900	22
Preferred Bank	1,600	71
TradeStation Group, Inc. (a)	1,450	18
U.S. Bancorp	4,700	140
UBS AG	550	52
Wachovia Corp.	3,200	169
Zions Bancorporation	3,000	227

		3,121

Total Common Stock
(cost—$2,807)		3,321

EXCHANGE-TRADED FUND—2.9%
Financial Select Sector SPDR Fund (cost—$99)	3,300	105

	Principal Amount (000s)

Repurchase Agreement—4.8%
State Street Bank & Trust Co.,
dated 12/30/05, 3.90%,
due 1/3/06, proceeds $173;	$173	173
collateralized by Federal Home
Loan Bank, 4.375%, 9/17/10,
valued at $180 including
accrued interest (cost-$173)

Total Investments before securities sold short
(cost—$3,079)—99.3%		3,599

	Shares	Value (000s)
SECURITIES SOLD SHORT—(1.1)%
Cabot Holdings, Inc. (a)	150	$(14)
Fifth Third Bancorp.	675	(26)

Total Securities Sold Short (proceeds—$43)		(40)

Total Investments net of securities sold short
(cost—$3,036)—98.2%		3,559

Other assets less liabilities—1.8%		64

Net Assets—100.0%		$3,623

Notes to Schedule of Investments:

(a) Non-income producing.

(b) All or partial amount segregated as collateral for securities sold short.

14  RCM Funds Semi-Annual Report   |  12.31.05  |  See accompanying notes

Schedule of Investments
RCM Global Resources Fund
 December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—98.7%
Australia—5.6%
BHP Billiton Ltd.	10,210	$170
Rio Tinto Ltd.	2,210	111

		281

Bermuda—2.5%
Nabors Industries Ltd. (a)	1,660	126

Canada—12.0%
Canadian Natural Resources Ltd.	7,440	369
Suncor Energy, Inc.	3,813	240

		609

Finland—2.7%
Neste Oil Oyj (a)	4,750	134

France—3.9%
Companie Generale de Geophysique S.A. (a)	1,000	88
Total S.A.	430	109

		197

United Kingdom—5.3%
BP PLC	10,889	117
Rio Tinto PLC	1,270	58
Xstrata PLC	4,080	95

		270

United States—66.7%
Arch Coal, Inc.	1,460	116
Baker Hughes, Inc.	2,130	130
Basic Energy Services, Inc. (a)	2,500	50
Brigham Exploration Co. (a)	6,730	80
Cal Dive International, Inc. (a)	2,160	78
Consol Energy, Inc.	2,440	159
ENSCO International, Inc.	3,000	133
EOG Resources, Inc.	1,690	124
Grant Prideco, Inc. (a)	3,850	170
Halliburton Co.	2,330	144
Hercules Offshore, Inc. (a)	2,900	82
National-Oilwell, Inc. (a)	1,920	120
Newfield Exploration Co. (a)	1,960	98
Noble Corp.	2,620	185
Noble Energy, Inc.	3,230	130
Peabody Energy Corp.	2,400	198
Phelps Dodge Corp.	550	79
Range Resources Corp.	4,275	113
Schlumberger Ltd.	1,790	174
Southwestern Energy Co. (a)	2,930	105
Superior Well Services, Inc. (a)	4,370	104
Transocean, Inc. (a)	2,260	158
Ultra Petroleum Corp. (a)	2,480	138
Valero Energy Corp.	4,400	227
Weatherford International Ltd. (a)	4,060	147
XTO Energy, Inc.	3,060	134

		3,376

Total Common Stock
(cost—$3,748)		4,993

	Principal Amount (000s)	Value (000s)

Repurchase Agreement—1.4%
State Street Bank & Trust Co.,
dated 12/30/05, 3.90%,
due 1/3/06, proceeds $70;	$70	$70

collateralized by Federal Home
Loan Bank, 4.375%, 9/17/10,
valued at $75 including accrued
interest (cost—$70)

Total Investments
(cost—$3,818)—100.1%		5,063

Liabilities in excess of other assets—(0.1)%		(3)

Net Assets—100.0%		$5,060

Notes to Schedule of Investments:

(a) Non-income producing.

See accompanying notes  |  12.31.05  |  RCM Funds Semi-Annual Report   15

Schedule of Investments
RCM Global Small-Cap Fund
 December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—92.4%
Austria—2.5%
Uniqa Versicherungen AG	50,000	$1,385
Wiener Staedtische Allgemeine Versicherung AG	24,284	1,427
Wienerberger AG	16,600	662

		3,474

Bermuda—1.3%
Endurance Specialty Holdings Ltd.	20,000	717
Orient-Express Hotels Ltd.	34,000	1,072

		1,789

Brazil—1.3%
Banco Nossa Caixa SA	32,000	478
Gol Linhas Aereas Inteligentes S.A. ADR (b)	47,500	1,340

		1,818

Canada—1.2%
Compton Petroleum Corp. (a)	113,600	1,671

China—0.4%
China Medical Technologies, Inc. ADR (a)(b)	19,120	609

Denmark—0.7%
GN Store Nord	80,000	1,048

Finland—0.7%
YIT-Yhtyma Oyj	23,850	1,023

France—2.6%
April Group	28,200	1,164
BioMerieux	12,210	643
Companie Generale de Geophysique S.A. (a)(b)	7,820	691
Neopost S.A.	11,600	1,163

		3,661

Germany—4.3%
Grenke Leasing AG	23,760	1,359
Hugo Boss AG SP - ORD	33,300	1,202
Leoni AG	33,550	1,068
Pfeiffer Vacuum Technology AG	14,320	783
Salzgitter AG	18,860	1,017
Technotrans AG	30,900	659

		6,088

Greece—0.6%
JUMBO S.A.	75,000	814

Ireland—1.9%
Kingspan Group PLC	58,000	731
Paddy Power PLC	70,000	1,005
United Drug PLC	220,603	955

		2,691

Israel—0.4%
Syneron Medical Ltd. (a)(b)	16,000	508

Italy—2.1%
Azimut Holding SpA	150,000	1,182
Meta Modena SpA	208,670	710
Tod’s SpA	15,090	1,018

		2,910

		Value
	Shares	(000s)

Japan—18.5%
ABC-Mart, Inc. (b)	41,800	$1,171
Aeon Mall Co., Ltd.	29,700	1,447
Aida Engineering Ltd.	122,000	974
Ardepro Co., Ltd.	610	1,038
Asahi Intecc Co., Ltd.	24,200	628
Asahi Soft Drinks Co., Ltd.	18,000	218
Bookoff Corp. (b)	26,500	655
Cyber Agent Ltd.	399	906
Daifuku Co., Ltd.	57,000	972
Hoosiers Corp.	217	1,043
Iwatani International Corp. (b)	272,800	995
Japan Asia Investment Co., Ltd.	67,000	559
Kayaba Industry Co., Ltd. (b)	209,000	713
Meiko Shokai Co., Ltd.	48,000	1,000
Moshi Moshi Hotline, Inc.	5,500	653
Musashi Seimitsu Industry Co., Ltd.	22,400	625
NIWS Co., Ltd. (b)	620	845
Park24 Co., Ltd. (b)	28,500	1,018
Ricoh Leasing Co., Ltd.	42,600	1,209
Ryohin Keikaku Co., Ltd.	13,100	1,146
Sumitomo Titanium Corp.	17,400	2,598
Take And Give Needs Co., Ltd. (a)	500	834
Tokai Carbon Co., Ltd.	147,000	684
Tokyo Tatemono Co., Ltd.	101,000	1,004
Tsurumi Manufacturing Co., Ltd.	65,000	770
Usen Corp.	22,400	621
USS Co., Ltd.	9,400	600
Village Vanguard Co., Ltd. (a)	58	1,090

		26,016

Mexico—0.7%
Organizacion Soriana S.A. de C.V., Class B (a)	213,100	965

Netherlands—3.1%
Athlon Holding NV	22,200	591
Brunel International NV	49,000	1,000
Ordina NV	44,000	755
Tele Atlas NV (a)(b)	41,490	1,107
TomTom NV (a)(b)	26,700	917

		4,370

Norway—1.6%
Aker Kvaerner ASA (a)	19,800	1,215
Prosafe ASA (b)	25,300	1,073

		2,288

Poland—1.0%
Agora S.A.	63,800	1,355

Russia—1.7%
OAO Pharmacy Chain 36.6 (a)	27,000	776
Rostelecom ADR (b)	52,100	711
Seventh Continent	37,000	962

		2,449

Singapore—1.2%
Cosco Corp. Singapore Ltd. (b)	309,000	401
First Engineering Ltd.	1,197,000	790
Jurong Technologies Industrial Corp., Ltd.	470,000	511

		1,702

South Korea—0.6%
MegaStudy Co., Ltd. (a)	15,500	871

Spain—1.2%
Banco Pastor S.A.	18,670	896
Mecalux S.A. (a)	29,000	731

		1,627

	Shares	Value (000s)

Sweden—0.5%
Capio AB (a)	42,000	$748

Switzerland—3.6%
Bank Sarasin & Cie AG	600	1,233
Georg Fischer AG (a)	3,000	1,024
Jelmoli Holding AG	700	999
Lindt & Spruengli AG (SP - REG)	63	1,051
Micronas Semi-conductor Holding AG (SP - REG) (a)	22,870	766

		5,073

United Kingdom—5.2%
Burren Energy PLC	53,620	843
C&C Group PLC	157,330	995
Carillion PLC	134,800	709
NETeller PLC (a)	114,086	1,444
NextGen Sciences Ltd. (d)	27,000	163
Northgate Information Solutions PLC (a)	692,180	1,016
Northgate PLC	28,200	471
Punch Taverns PLC	57,340	838
Sportingbet PLC	130,560	779

		7,258

United States—33.5%
Advanced Analogic Technologies, Inc. (a)	57,000	790
Advisory Board Co. (a)	18,100	863
Affiliated Managers Group, Inc. (a)(b)	16,950	1,360
BE Aerospace, Inc. (a)	49,000	1,078
Bronco Drilling Co., Inc. (a)	44,150	1,016
Carter’s, Inc. (a)	19,190	1,129
Central European Distribution Corp. (a)(b)	25,320	1,016
Central European Media Enterprises Ltd., Class A (a)	23,860	1,382
Central Garden & Pet Co. (a)	25,000	1,148
Comstock Homebuilding Cos., Inc., Class A (a)(b)	31,000	437
CRA International, Inc. (a)	12,500	596
Cybersource Corp. (a)	105,000	693
Cypress Semi-conductor Corp. (a)(b)	55,000	784
Directed Electronics, Inc. (a)	19,100	274
Energy Conversion Devices, Inc. (a)(b)	30,500	1,243
Epicor Software Corp. (a)	47,500	671
Foundation Coal Holdings, Inc.	17,380	660
Gardner Denver, Inc. (a)	4,500	222
GFI Group, Inc. (a)	25,430	1,206
Guitar Center, Inc. (a)	12,100	605
Haemonetics Corp. (a)	19,100	933
Hansen Natural Corp. (a)(b)	15,650	1,233
Heico Corp.	35,000	718
Hibbett Sporting Goods, Inc. (a)	35,400	1,008
Intercontinental Exchange, Inc. (a)	14,000	509
Intermec, Inc. (a)	26,500	896
Ionatron, Inc. (a)(b)	69,200	700
Jarden Corp. (a)(b)	40,000	1,206
Jones Lang LaSalle, Inc.	19,910	1,003
Life Time Fitness, Inc. (a)	29,360	1,118
Maidenform Brands, Inc. (a)	65,600	831
Men’s Wearhouse, Inc. (a)	18,800	553
Monro Muffler Brake, Inc.	23,500	713
NeuStar, Inc., Class A (a)	35,000	1,067
Old Dominion Freight Line, Inc. (a)	34,000	917
Parlux Fragrances, Inc. (a)(b)	25,200	769
Peet’s Coffee & Tea, Inc. (a)(b)	33,500	1,017
RightNow Technologies,Inc. (a)(b)	50,000	923

16  RCM Funds Semi-Annual Report   |  12.31.05  |  See accompanying notes

Schedule of Investments
RCM Global Small-Cap Fund
 December 31, 2005 (unaudited)

	Shares	Value (000s)

Ruth’s Chris Steak House (a)	31,000	$561
Salesforce.com, Inc. (a)(b)	17,000	545
Scientific Games Corp. (a)	24,000	655
Signature Bank & Trust (a)	24,730	694
Standard Pacific Corp.	17,300	637
Stone Energy Corp. (a)	14,000	637
Superior Well Services, Inc. (a)	42,200	1,003
Unit Corp. (a)	14,640	806
United Community Banks, Inc.	24,000	640
United Natural Foods, Inc. (a)	34,460	910
Varian Semi-conductor Equipment Associates, Inc. (a)	19,200	844
Vasco Data Security International (a)(b)	58,000	572
VCA Antech, Inc. (a)	40,000	1,128
Virginia Commerce Bancorp (a)	31,500	916
Volcom, Inc. (a)	21,000	714
WebSideStory, Inc. (a)	41,000	743
Wintrust Financial Corp.	16,480	905
World Fuel Services Corp.	29,600	998

		47,195

Total Common Stock
(cost—$103,190)		130,021

EXCHANGE-TRADED FUND—2.0%
iShares Russell 2000 Index Fund (b) (cost—$2,682)	42,000	2,801

SHORT-TERM INVESTMENTS—24.0%
	Principal Amount (000s)

Collateral Invested for Securities on Loan (c)—18.5%
Adirondack 2005-1 Corp.,
4.344% due 1/25/06	$1,000	997
4.356% due 1/25/06	2,000	1,994
Canadian Imperial Bank,
4.000% due 1/3/06	3,939	3,939
Compass Securitization,
4.376% due 1/23/06	5,500	5,484
Davis Square Funding V Corp.,
4.352% due 1/3/06	2,000	1,999
Fortis Bank, 4.23% due 1/3/06	5,600	5,600
Ormond Quay Funding LLC,
4.332% due 1/30/06	1,000	996
Sierra Madre Funding Delaware Corp.,
4.356% due 1/26/06	5,000	4,984

		25,993

Repurchase Agreement—5.5%
State Street Bank & Trust Co.,
dated 12/30/05, 3.90%,
due 1/3/06, proceeds $7,788;	7,785	7,785

collateralized by Federal Home
Loan Bank, 5.80%, 9/2/08,
valued at $7,944 including
accrued interest (cost $7,785)

Total Short-Term Investments
(cost—$33,780)		33,778

Total Investments
(cost—$139,652)—118.4%		166,600

Liabilities in excess of other assets—(18.4)%		(25,886)

Net Assets—100.0%		$140,714

Notes to Schedule of Investments

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $24,855; cash collateral of $26,021 was received with which the Fund purchased short-term investments.

(c) Security purchased with the cash proceeds from securities on loan.

(d) Fair-valued security.

Glossary:

ADR — American Depositary Receipt

See accompanying notes   |  12.31.05  |  RCM Funds Semi-Annual Report  17

Schedule of Investments
RCM Global Technology Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—98.2%
Aerospace—0.0%
United Technologies Corp.	1,000	$56

Capital Goods—1.5%
Intermec, Inc. (a)	284,620	9,620
Mitsubishi Heavy Industries Ltd.	578,000	2,553
Nidec Corp.	65,000	5,530
Toyota Industries Corp.	76,200	2,736

		20,439

Communications—1.4%
Amdocs Ltd. (a)	584,000	16,060
NTT DoCoMo, Inc.	1,760	2,680

		18,740

Consumer Discretionary—0.4%
Matsushita Electric Industrial Co., Ltd.	142,600	2,749
Nintendo Co., Ltd.	28,840	3,492

		6,241

Consumer Services—0.8%
DreamWorks Animation SKG, Inc., Class A (a)	78,735	1,934
Greenfield Online, Inc. (a)(c)	319,410	1,872
Usen Corp.	196,160	5,437
XM Satellite Radio Holdings, Inc., Class A (a)(c)	37,910	1,034

		10,277

Energy—10.9%
Baker Hughes, Inc.	180,000	10,940
Cooper Cameron Corp. (a)	369,060	15,279
Diamond Offshore Drilling, Inc. (b)(c)	179,260	12,469
ENSCO International, Inc.	210,330	9,328
GlobalSantaFe Corp. (c)	161,430	7,773
Grant Prideco, Inc. (a)	280,000	12,354
Halliburton Co.	50,200	3,110
Nabors Industries Ltd. (a)(c)	112,890	8,551
National-Oilwell, Inc. (a)(b)	82,020	5,143
Patterson-UTI Energy, Inc.	250,080	8,240
Schlumberger Ltd. (c)	201,760	19,601
Smith International, Inc.	160,840	5,969
Sunpower Corp. (a)(c)	10,095	343
Suntech Power Holdings Co., Ltd. ADR (a)(c)	86,000	2,344
Valero Energy Corp.	296,000	15,274
Weatherford International Ltd. (a)(c)	248,360	8,991

		145,709

Financial Services—1.4%
Salesforce.com, Inc. (a)(c)	573,260	18,373

Healthcare—2.5%
Affymetrix, Inc. (a)(c)	69,650	3,326
Neurocrine Biosciences, Inc. (a)	98,700	6,191
WellPoint, Inc. (a)(c)	299,970	23,935

		33,452

Technology—79.3%
Activision, Inc. (a)(c)	270,000	3,710
ADC Telecommunications, Inc. (a)(c)	409,800	9,155
Advanced Micro Devices, Inc. (a)(c)	618,650	18,931
Amazon.com, Inc. (a)	1,000	47
Apple Computer, Inc. (a)(b)	689,000	49,532
ASML Holding NV (a)(c)	1,000	20
Autodesk, Inc. (b)	1,323,970	56,865
Broadcom Corp., Class A (a)(c)	424,000	19,992

	Shares	Value (000s)

Canon, Inc.	45,900	$2,694
Cerner Corp. (a)(c)	364,000	33,091
Chartered Semi-conductor Manufacturing Ltd. (a)(c)	36,000,000	27,791
Chartered Semi-conductor Manufacturing Ltd. ADR (a)	10,000	76
CheckFree Corp. (a)(c)	388,880	17,850
Citrix Systems, Inc. (a)	841,710	24,224
Cognizant Technology Solutions Corp., Class A (a)(c)	524,000	26,383
Cognos, Inc. (a)(c)	476,870	16,552
Comverse Technology, Inc. (a)	1,000	27
Corning, Inc. (a)	475,180	9,342
Ctrip.com International Ltd. ADR	303,310	17,516
Cypress Semi-conductor Corp. (a)(c)	205,000	2,921
eBay, Inc. (a)(c)	1,820,470	78,735
EMC Corp. (a)	1,000	14
Energy Conversion Devices, Inc. (a)(c)	231,000	9,413
F5 Networks, Inc. (a)	1,000	57
Freescale Semi-conductor, Inc., Class A (a)	151,430	3,815
Freescale Semi-conductor, Inc., Class B (a)	221,840	5,584
Google, Inc., Class A (a)	212,500	88,158
Hewlett-Packard Co.	1,570,000	44,949
Hitachi Ltd.	405,000	2,729
Intuit, Inc. (a)(c)	169,200	9,018
LG Electronics, Inc. (a)	79,970	6,980
Marvell Technology Group Ltd. (a)(b)(c)	515,790	28,931
Mercury Interactive Corp. (a)	474,140	13,176
Microsoft Corp.	1,159,310	30,316
Motorola, Inc.	759,220	17,151
Murata Manufacturing Co., Ltd.	46,400	2,979
National Semi-conductor Corp. (c)	517,730	13,451
NAVTEQ Corp. (a)	4,710	207
NCR Corp. (a)	30,000	1,018
Netease.com, Inc. ADR (a)(c)	136,810	7,683
Network Appliance, Inc. (a)	878,510	23,720
Pixar, Inc. (a)	514,000	27,098
QLogic Corp. (a)	580,110	18,859
QUALCOMM, Inc.	213,560	9,200
Rakuten, Inc. (a)	6,660	6,410
Red Hat, Inc. (a)(b)(c)	3,978,660	108,379
Samsung Electronics Co., Ltd.	400	257
SanDisk Corp. (a)(c)	591,300	37,146
Shanda Interactive Entertainment Ltd. ADR (a)(c)	1,000	15
SINA Corp. (a)	391,210	9,452
Softbank Corp.	90,000	3,801
Spansion LLC (a)(c)	200,600	2,792
Sun Microsystems, Inc. (a)	4,665,460	19,548
Taiwan Semi-conductor Manufacturing Co., Ltd. ADR	1,000	10
Telvent GIT S.A. (a)	373,600	4,128
Tencent Holdings Ltd.	14,300,000	15,273
THQ, Inc. (a)	424,000	10,112
TIBCO Software, Inc. (a)	919,000	6,865
Trend Micro, Inc. (a)	2,850	108
VeriSign, Inc. (a)(c)	816,000	17,887
Yahoo!, Inc. (a)(c)	747,510	29,288
Yahoo! Japan Corp.	5,210	7,903

		1,059,334

Total Common Stock
(cost—$1,062,509)		1,312,621

	Principal Amount (000s)	Value (000s)
SHORT-TERM INVESTMENTS—22.7%
Collateral Invested for Securities on Loan (e)—21.0%
Adirondack 2005-1 Corp.,
4.329% due 1/17/06	$2,000	$1,996
4.356% due 1/25/06	4,800	4,785
Bank of America N.A.,
4.33% due 1/3/06	20,000	20,000
Bavaria TRR Corp.,
4.368% due 1/25/06, FRN (d)	15,000	14,953
Bavaria Universal Funding,
4.412% due 2/27/06, FRN (d)	5,000	4,964
Bayerische Landesbank,
4.399% due 7/24/06, FRN	1,000	1,000
Bear Stearns Co., Inc.,
4.37% due 1/3/06	15,000	15,000
Beta Finance, Inc., Series 3,
4.301% due 8/1/06, FRN (d)	2,000	2,000
Canadian Imperial Bank,
4.00% due 1/3/06	8,105	8,105
Citigroup Global Markets, Inc.,
4.32% due 1/3/06	55,000	55,000
Compass Securitization,
4.376% due 1/23/06	10,000	9,971
Credit Suisse First Boston, FRN,
4.314% due 2/27/06	2,500	2,502
4.319% due 2/27/06	10,000	10,007
4.323% due 2/6/06	3,000	3,002
Davis Square Funding V Corp.,
4.352% due 1/3/06	5,000	4,998
4.391% due 1/30/06	13,000	12,951
4.392% due 1/31/06	10,000	9,961
Goldman Sachs Group L.P.,
Series 2, FRN (d)
4.389% due 9/15/06	16,000	16,003
Morgan Stanley,
4.28% due 2/3/06, FRN	5,000	5,000
4.33% due 6/20/06	10,000	10,000
4.33% due 7/10/06	5,000	5,000
Northern Rock PLC,
4.321% due 2/3/06, FRN (d)	2,000	2,000
Ormond Quay Funding LLC,
4.332% due 1/30/06	15,000	14,944
Sierra Madre Funding Delaware Corp.,
4.356% due 1/26/06	10,000	9,968
Sigma Finance, Inc., FRN (d),
4.25% due 3/6/06	4,000	3,999
4.251% due 3/6/06	20,000	19,996
Skandinaviska Enskilda Banken,
4.349% due 1/20/06	7,000	7,000
Tango Finance Corp.,
4.251% due 1/11/06, FRN (d)	5,000	5,002
Treasury Bank,
4.419% due 2/27/06, FRN	1,000	1,000

		281,107

Repurchase Agreement—1.7%
State Street Bank & Trust Co.,
dated 12/30/05, 3.90%, due
1/3/06, proceeds $21,586;	21,577	21,577

collateralized by Federal Home
Loan Bank, 4.375%, 9/17/10,
valued at $22,012 including
accrued interest (cost—$21,577)

Total Short-Term Investments
(cost—$302,684)		302,684

18   RCM Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Schedule of Investments
RCM Global Technology Fund
December 31, 2005 (unaudited)

	Contracts	Value (000s)
OPTIONS PURCHASED (a)—1.8%
Call Options—1.0%
Hewlett Packard Co. (CBOE) strike price $25, expires 1/20/07	22,430	$13,234
Microsoft Corp. (CBOE) strike price $27, expires 1/20/07	1,000	180

		13,414

Put Options—0.8%
Nasdaq 100 Index (CBOE) strike price $41, expires 2/18/06	100,000	10,500

Total Options Purchased
(cost—$16,674)		23,914

Total Investments before options written and securities sold short
(cost—$1,381,867)—122.7%		1,639,219

OPTIONS WRITTEN (a)—(0.6)%
Call Options—(0.5)%
Apple Computer, Inc. (CBOE) strike price $72.50, expires 4/22/06	3,446	(2,378)
SanDisk Corp. (CBOE)
strike price $55,
expires 4/22/06	1,870	(2,281)
strike price $57.50,
expires 1/21/06	2,172	(1,347)

		(6,006)

Put Options—(0.1)%
Cerner Corp. (CBOE)
strike price $85,
expires 3/18/06	2,400	(720)
eBay, Inc. (CBOE)
strike price $27.50,
expires 1/21/06	3,590	(18)
Oracle Corp. (CBOE)
strike price $12,
expires 3/18/06	16,000	(640)
SanDisk Corp. (CBOE)
strike price $42.50,
expires 1/21/06	2,182	(11)

		(1,389)

Total Options Written
(premiums received—$6,977)		(7,395)

	Shares	Value (000s)
SECURITIES SOLD SHORT—(4.2)%
Avaya, Inc. (a)	506,190	$(5,401)
Energy Select Sector SPDR Fund	605,900	(30,483)
International Rectifier Corp. (a)	142,600	(4,549)
Juniper Networks, Inc. (a)	483,890	(10,791)
Telefonaktiebolaget LM Ericsson ADR	10,000	(344)
Texas Instruments, Inc.	130,850	(4,196)

Total Securities Sold Short (proceeds—$54,963)		(55,764)

Total Investments net of options written and securities sold short
(cost—$1,319,927)—117.9%		1,576,060

Liabilities in excess of other assets—(17.9)%		(239,840)

Net Assets—100.0%		$1,336,220

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or partial amount segregated as collateral for options written and securities sold short.

(c) All or portion on loan with an aggregate market value of $271,274; cash collateral of $280,456 was received with which the Fund purchased short-term investments.

(d) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) Security purchased with the cash proceeds from securities on loan.

Glossary:
ADR — American Depositary Receipt

CBOE — Chicago Board of Exchange.

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

SPDR — Standard and Poors Depository Receipts.

See accompanying notes  |  12.31.05  |  RCM Funds Semi-Annual Report   19

Schedule of Investments
RCM International Growth Equity Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—99.4%
Australia—6.1%
Alumina Ltd.	273,400	$1,485
Brambles Industries Ltd. (b)	99,325	735
Rio Tinto Ltd. (b)	35,250	1,772

		3,992

Belgium—1.0%
KBC Groep NV	7,475	696

China—1.6%
SINA Corp. (a)	19,925	481
Television Broadcasting Ltd.	106,000	563

		1,044

France—8.9%
Accor S.A.	12,225	672
Business Objects S.A. (a)	16,900	684
Companie Generale de Geophysique S.A. (a)(b)	5,534	489
Sanofi-Aventis	11,700	1,024
Total S.A.	5,550	1,400
Vinci S.A.	11,700	1,008
Vivendi Universal S.A.	18,150	569

		5,846

Germany—10.0%
BAYER AG	25,294	1,058
Commerzbank AG	24,000	737
Continental AG	8,000	709
Hypo Real Estate Holding AG	12,500	648
Puma AG Rudolf Dassler Sport	2,270	660
SAP AG	5,201	937
Schwarz Pharma AG	13,200	839
Siemens AG	11,700	1,002

		6,590

Greece—2.0%
Hellenic Telecommunications Organization S.A. (a)	28,660	609
National Bank of Greece S.A.	17,325	736

		1,345

Hong Kong—1.9%
Cheung Kong Ltd.	72,000	738
Li & Fung Ltd.	278,000	535

		1,273

Italy—3.7%
Banca Intesa SpA	130,050	690
Fastweb (a)(b)	13,700	626
Unicredito Italiano SpA	161,675	1,114

		2,430

Japan—24.4%
Canon, Inc.	16,400	963
Daito Trust Construct Co., Ltd.	12,500	645
Fanuc Ltd.	8,600	731
Joyo Bank Ltd.	100,000	596
Keyence Corp.	2,600	739
Kubota Corp.	97,000	820
Mitsubishi Tokyo Financial Group, Inc.	119	1,621
Mitsui Fudosan Co. Ltd.	66,000	1,336
Mizuho Financial Group, Inc.	100	794
Nikko Cordial Corp.	45,500	724
Orix Corp.	3,600	916
Rakuten, Inc. (a)	500	481
Resona Holdings, Inc. (a)	145	584
Ricoh Co., Ltd.	36,000	630
Sharp Corp.	43,000	654

	Shares	Value (000s)

SMC Corp.	3,900	$557
T & D Holdings, Inc.	12,500	830
Takeda Pharmaceutical Co., Ltd.	12,000	650
Takefuji Corp.	9,340	634
Toyota Motor Corp.	21,700	1,134

		16,039

Netherlands—5.6%
ASML Holding NV (a)	29,560	593
ING Groep NV	24,802	860
Koninklijke (Royal) KPN NV	81,407	816
Royal Numico NV (a)	20,950	869
Vedior NV	38,600	572

		3,710

Norway—1.3%
Statoil ASA	37,000	848

Singapore—0.9%
SembCorp Industries Ltd.	351,520	578

South Korea—1.0%
Samsung Electronics Co., Ltd.	1,080	695

Sweden—3.0%
Atlas Copco AB, Class A	36,000	802
Telefonaktiebolaget LM Ericsson, Class B	336,000	1,158

		1,960

Switzerland—10.9%
Credit Suisse Group	21,693	1,105
Nestle S.A.	3,885	1,160
Novartis AG	32,500	1,705
Roche Holdings AG - Genusschein	10,930	1,639
Swiss Reinsurance Co.	9,075	663
UBS AG	9,675	919

		7,191

United Kingdom—17.1%
Anglo Irish Bank Corp. PLC	48,175	729
Barclays PLC	60,791	638
BHP Billiton PLC	64,450	1,055
Cadbury Schweppes PLC	101,400	958
Cairn Energy PLC (a)	17,994	594
Diageo PLC	40,000	578
GlaxoSmithKline PLC	23,875	603
Man Group PLC	25,025	822
NETeller PLC (a)	66,500	842
Reckitt Benckiser PLC	27,125	894
Serco Group PLC	128,600	694
Shire PLC	50,074	641
Sportingbet PLC	108,075	645
Vodafone Group PLC	304,540	655
WPP Group PLC	83,250	901

		11,249

Total Common Stock
(cost—$56,817)		65,486

	Principal Amount (000s)	Value (000s)
SHORT-TERM INVESTMENTS—5.0%
Collateral Invested for Securities on Loan (c)—4.6%
Canadian Imperial Bank,
4.00% due 1/3/06	$405	$405
Compass Securitization,
4.376% due 1/23/06	600	598
Davis Square Funding V Corp.,
4.352% due 1/3/06	500	500
Morgan Stanley,
4.33% due 7/10/06	1,000	1,000
Sierra Madre Funding Delaware Corp.,
4.356% due 1/26/06	500	499

		3,002

Repurchase Agreement—0.4%
State Street Bank & Trust Co.,
dated 12/30/05, 3.90%, due
1/3/06, proceeds $264;	264	264

collateralized by Federal Home
Loan Bank, 4.375%, 9/17/10,
valued at $270 including
accrued interest (cost—$264)

Total Short-Term Investments
(cost—$3,266)		3,266

Total Investments
(cost—$60,083)—104.4%		68,752

Liabilities in excess of other assets—(4.4)%		(2,899)

Net Assets—100.0%		$65,853

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $2,833; cash collateral of $2,993 was received with which the Fund purchased short-term investments.

(c) Securities purchased with the cash proceeds from securities on loan.

20   RCM Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Schedule of Investments
RCM Large-Cap Growth Fund
 December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—98.6%
Aerospace—3.6%
Boeing Co.	131,000	$9,202
United Technologies Corp.	195,500	10,930

		20,132

Capital Goods—3.5%
General Electric Co.	554,834	19,447

Consumer Discretionary—7.0%
Coach, Inc. (a)	202,500	6,751
J.C. Penney Co., Inc. (b)	159,625	8,875
Nike, Inc., Class B	99,825	8,664
Target Corp.	146,000	8,026
Walgreen Co. (b)	153,275	6,784

		39,100

Consumer Services—4.0%
Carnival Corp. (b)	142,100	7,598
Marriott International, Inc., Class A	113,000	7,568
Univision Communications, Inc., Class A (a)(b)	236,800	6,959

		22,125

Consumer Staples—5.3%
PepsiCo, Inc.	242,000	14,298
Procter & Gamble Co.	264,725	15,322

		29,620

Energy—10.7%
Baker Hughes, Inc.	136,575	8,301
Canadian Natural Resources Ltd.	211,625	10,501
Halliburton Co.	113,425	7,028
Noble Corp.	97,375	6,869
Valero Energy Corp.	161,950	8,356
Weatherford International Ltd. (a)	209,550	7,586
XTO Energy, Inc.	245,475	10,786

		59,427

Financial Services—13.3%
AFLAC, Inc.	142,150	6,599
American International Group, Inc.	172,050	11,739
Citigroup, Inc.	281,250	13,649
Franklin Resources, Inc.	154,000	14,477
Merrill Lynch & Co., Inc.	185,500	12,564
U.S. Bancorp	139,000	4,155
Zions Bancorporation	146,800	11,092

		74,275

Healthcare—21.1%
Abbott Laboratories	108,275	4,269
Aetna, Inc.	110,500	10,421
Genentech, Inc. (a)	85,700	7,927
Gilead Sciences, Inc. (a)	179,500	9,447
Health Net, Inc. (a)	111,725	5,760
IVAX Corp. (a)(b)	239,000	7,488
Johnson & Johnson	156,575	9,410
Medtronic, Inc.	227,450	13,094
Novartis AG ADR	151,900	7,972
Pfizer, Inc.	337,000	7,859
Teva Pharmaceutical Industries Ltd. ADR (b)	102,050	4,389
UnitedHealth Group, Inc.	184,000	11,434
Wyeth	235,725	10,860
Zimmer Holdings, Inc. (a)	103,750	6,997

		117,327

	Shares	Value (000s)

Technology—30.1%
Apple Computer, Inc. (a)	186,950	$13,440
Autodesk, Inc.	262,750	11,285
Avaya, Inc. (a)	663,600	7,081
Broadcom Corp. Class A (a)	128,900	6,078
Cognizant Technology Solutions Corp. Class A (a)	114,950	5,788
Corning, Inc. (a)	315,600	6,205
eBay, Inc. (a)	198,950	8,604
EMC Corp. (a)	595,375	8,109
Google, Inc. Class A (a)	37,800	15,682
Hewlett-Packard Co.	486,200	13,920
Marvell Technology Group Ltd. (a)	195,550	10,968
Microsoft Corp.	296,000	7,740
Motorola, Inc.	512,150	11,569
Oracle Corp. (a)	436,675	5,332
Pixar, Inc. (a)	100,200	5,282
SanDisk Corp. (a)(b)	159,775	10,037
Texas Instruments, Inc.	253,400	8,126
Yahoo!, Inc. (a)(b)	308,625	12,092

		167,338

Total Common Stock
(cost—$464,853)		548,791

SHORT-TERM INVESTMENTS—10.5%
	Principal
	Amount
	(000s)

Collateral Invested for Securities on Loan (d)—8.4%
Bank of America N.A.,
4.33% due 1/3/06	$1,000	1,000
Beta Finance, Inc., Series 3,
4.301% due 8/1/06, FRN (c)	2,000	2,000
Canadian Imperial Bank,
4.00% due 1/3/06	941	941
Citigroup Global Markets, Inc.,
4.320% due 1/3/06	1,000	1,000
Credit Suisse First Boston, FRN,
4.313% due 2/27/06	1,000	1,001
4.319% due 2/27/06	10,000	10,007
Davis Square Funding V Corp.,
4.352% due 1/3/06	1,800	1,799
Goldman Sachs Group L.P., Series 2,
4.389% due 9/15/06, FRN (c)	15,000	15,003
Morgan Stanley,
4.28% due 2/3/06, FRN	3,000	3,000
Skandinaviska Enskilda Banken,
4.349% due 1/20/06	2,000	2,000
Tango Finance Corp.,
4.251% due 1/11/06, FRN (c)	3,000	3,002
Treasury Bank, FRN,
4.419% due 2/27/06	5,000	5,000
4.429% due 3/15/06	1,000	1,000

		46,753

	Principal
	Amount	Value
	(000s)	(000s)

Repurchase Agreement—2.1%
State Street Bank & Trust Co.,
dated 12/30/05, 3.90%, due
1/3/06, proceeds $11,834;	$11,829	$11,829

collateralized by Federal Home
Loan Bank, 2.625%, 5/15/07,
valued at $12,069 including
accrued interest (cost $11,829)

Total Short-Term Investments
(cost—$58,571)		58,582

Total Investments
(cost—$523,424)—109.1%		607,373

Liabilities in excess of other assets—(9.1)%		(50,715)

Net Assets—100.0%		$556,658

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $45,538; cash collateral of $46,688 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from securities on loan.

Glossary:

ADR — American Depositary Receipt

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

See accompanying notes  |  12.31.05  |  RCM Funds Semi-Annual Report   21

Schedule of Investments
RCM Mid-Cap Fund
 December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—98.3%
Aerospace—1.3%
Goodrich Corp.	42,900	$1,763

Building— 0.1%
Toll Brothers, Inc. (a)	4,600	159

Capital Goods—3.5%
Chicago Bridge & Iron Co. N.V.	60,300	1,520
Ingersoll-Rand Co. Ltd. CL A	39,900	1,611
Intermec, Inc. (a)	48,900	1,653

		4,784

Communications—2.4%
NeuStar, Inc., Class A (a)	57,900	1,765
NII Holdings, Inc., Class B (a)	35,600	1,555

		3,320

Consumer Discretionary—12.1%
Cheesecake Factory, Inc. (a)	11,900	445
Coach, Inc. (a)	53,850	1,795
Dick’s Sporting Goods, Inc. (a)(b)	20,800	691
J.C. Penney Co., Inc.	33,300	1,852
Nordstrom, Inc.	65,900	2,465
Outback Steakhouse, Inc.	29,400	1,223
Polo Ralph Lauren Corp., Class A	47,400	2,661
Quiksilver, Inc. (a)	107,630	1,490
Ross Stores, Inc.	87,100	2,517
Williams-Sonoma, Inc. (a)	31,812	1,373

		16,512

Consumer Services—11.7%
Axis Capital Holding Ltd.	32,217	1,008
Corporate Executive Board Co.	13,300	1,193
Everest Re Group Ltd.	11,400	1,144
Getty Images, Inc. (a)	14,100	1,259
Hilton Hotels Corp.	66,100	1,594
Moody’s Corp.	6,750	414
Royal Caribbean Cruises Ltd.	60,800	2,740
Starwood Hotels & Resorts Worldwide, Inc., Class B, Unit	44,200	2,822
UTI Worldwide, Inc.	21,320	1,979
XM Satellite Radio Holdings, Inc., Class A (a)(b)	68,029	1,856

		16,009

Consumer Staples—2.1%
Clorox Co.	16,400	933
Constellation Brands, Inc., Class A (a)	71,300	1,870

		2,803

Energy—14.9%
Consol Energy, Inc.	36,500	2,379
ENSCO International, Inc.	42,100	1,867
Freescale Semi-conductor, Inc., Class B (a)	69,100	1,739
Grant Prideco, Inc. (a)	60,800	2,683
National-Oilwell, Inc. (a)	31,400	1,969
Newfield Exploration Co. (a)	32,900	1,647
Noble Corp. (b)	29,600	2,088
Noble Energy, Inc.	11,000	443
Peabody Energy Corp.	26,600	2,193
Southwestern Energy Co. (a)	13,000	467
Ultra Petroleum Corp. (a)(b)	7,300	407
Weatherford International Ltd. (a)	11,300	409
XTO Energy, Inc.	46,175	2,029

		20,320

		Value
	Shares	(000s)

Environmental Services—0.4%
Republic Services, Inc.	14,600	$548

Financial Services—6.2%
Ameritrade Holding Corp. (a)	9,450	227
City National Corp.	16,600	1,203
Federated Investors, Inc.	38,850	1,439
Franklin Resources, Inc.	2,050	193
Lazard Ltd., Class A (b)	66,250	2,113
Northern Trust Corp.	17,350	899
Nuveen Investments, Inc., Class A (b)	8,500	362
OptionsXpress Holding, Inc. (b)	10,900	268
Zions Bancorporation	23,880	1,804

		8,508

Healthcare—16.3%
Barr Laboratories, Inc. (a)	25,000	1,557
Biomet, Inc.	31,300	1,145
Celgene Corp. (a)(b)	15,900	1,030
Cephalon, Inc. (a)	3,500	227
Coventry Health Care, Inc. (a)	30,850	1,757
Cytyc Corp. (a)	56,100	1,584
Endo Pharmaceuticals Holdings, Inc. (a)	67,600	2,046
Forest Laboratories, Inc. (a)	7,000	285
Health Net, Inc. (a)	40,000	2,062
Inamed Corp. (a)(b)	22,500	1,973
Medco Health Solutions, Inc. (a)	31,780	1,773
Medimmune, Inc. (a)	36,100	1,264
Mylan Laboratories, Inc.	40,500	808
Nektar Therapeutics, Inc. (a)(b)	38,000	626
Quest Diagnostics, Inc.	7,600	391
Resmed, Inc. (a)	36,600	1,402
Shire Pharmaceuticals Group PLC ADR	57,800	2,242

		22,172

Materials & Processing—4.1%
Air Products & Chemicals, Inc.	7,200	426
American Standard Cos., Inc.	54,100	2,161
Precision Castparts Corp.	37,400	1,938
Rohm & Haas Co.	20,600	998

		5,523

Technology—23.2%
Activision, Inc. (a)	154,366	2,121
Autodesk, Inc.	50,500	2,169
Avaya, Inc. (a)	195,200	2,083
Broadcom Corp., Class A (a)	36,000	1,697
Cerner Corp. (a)(b)	3,600	327
CheckFree Corp. (a)	43,400	1,992
Cognizant Technology Solutions Corp., Class A (a)	36,610	1,843
Cognos, Inc. (a)(b)	44,100	1,531
F5 Networks, Inc. (a)	32,080	1,835
Marvell Technology Group Ltd. (a)	30,000	1,683
National Semi-conductor Corp.	62,200	1,616
NAVTEQ Corp. (a)	26,500	1,163
Network Appliance, Inc. (a)	73,000	1,971
Pixar, Inc. (a)	29,500	1,555
QLogic Corp. (a)	59,000	1,918
Red Hat, Inc. (a)(b)	69,300	1,888
SanDisk Corp. (a)	46,600	2,927
Xilinx, Inc.	51,100	1,288

		31,607

Total Common Stock
(cost—$119,216)		134,028

	Principal Amount	Value
	(000s)	(000s)
SHORT-TERM INVESTMENTS—10.1%
Collateral Invested for Securities on Loan (c)—8.5%
Canadian Imperial Bank,
4.00% due 1/3/06	$5,350	$5,350
Fortis Bank,
4.23% due 1/3/06	6,300	6,300

		11,650

Repurchase Agreement—1.6%
State Street Bank & Trust Co.,
dated 12/30/05, 3.90%, due
1/3/06, proceeds $2,193;	2,192	2,192

collateralized by Federal Home
Loan Bank 4.375%, 9/17/10,
valued at $2,239 including
accrued interest (cost $2,192)

Total Short-Term Investments
(cost—$13,842)		13,842

Total Investments
(cost $133,058)—108.4%		147,870

Liabilities in excess of other assets—(8.4)%		(11,517)

Net Assets—100.0%		$136,353

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $11,241; cash collateral of $11,616 was received with which the Fund purchased short-term investments.

(c) Security purchased with the cash proceeds from securities on loan.

Glossary:

ADR — American Depositary Receipt

Unit — More than one class of securities traded together.

22   RCM Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Schedule of Investments
RCM Targeted Core Growth Fund
 December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—96.9%
Aerospace—2.7%
United Technologies Corp.	13,000	$727

Capital Goods—3.7%
General Electric Co.	28,000	982

Consumer Discretionary—11.0%
Harman International Industries, Inc.	5,600	548
Nike, Inc., Class B	6,100	529
Starbucks Corp. (a)	17,500	525
Target Corp.	12,000	660
Walgreen Co.	15,000	664

		2,926

Consumer Services—1.4%
E.W. Scripps Co., Class A	7,500	360

Consumer Staples—9.4%
PepsiCo, Inc.	15,200	898
Procter & Gamble Co.	11,000	637
Whole Foods Market, Inc. (b)	4,800	371
Wm. Wrigley Jr. Co. (b)	9,100	605

		2,511

Energy—8.9%
BP PLC ADR	8,500	546
Canadian Natural Resources Ltd.	5,800	288
Schlumberger Ltd.	10,000	971
Smith International, Inc.	15,500	576

		2,381

Financial Services—8.0%
City National Corp.	9,700	703
Lazard Ltd., Class A (b)	13,650	435
Merrill Lynch & Co., Inc.	14,500	982

		2,120

Healthcare—16.9%
Abbott Laboratories	6,500	256
Amgen, Inc. (a)	6,300	497
Genentech, Inc. (a)	5,700	527
Johnson & Johnson	10,000	601
Medtronic, Inc.	16,250	936
Nektar Therapeutics, Inc. (a)(b)	13,750	226
Stryker Corp.	14,600	649
UnitedHealth Group, Inc.	12,750	792

		4,484

Technology—32.4%
Adobe Systems, Inc.	14,956	553
Apple Computer, Inc. (a)	13,500	971
Autodesk, Inc.	12,250	526
Gentex Corp.	21,500	419
Google, Inc., Class A (a)	1,693	702
Hewlett Packard Co.	24,800	710
Marvell Technology Group Ltd. (a)	16,800	942
Microsoft Corp.	25,000	654
Motorola, Inc.	12,450	281
NAVTEQ Corp. (a)	9,500	417
Pixar, Inc. (a)	6,900	364
SanDisk Corp. (a)(b)	10,100	635
Sirf Technology Holdings, Inc. (a)	14,000	417
Texas Instruments, Inc.	4,500	144
Yahoo!, Inc. (a)(b)	22,750	891

		8,626

	Shares	Value (000s)

Transportation—2.5%
United Parcel Service, Inc.,Class B	8,800	$661

Total Common Stock
(cost—$19,020)		25,778

SHORT-TERM INVESTMENTS—11.4%
	Principal
	Amount
	(000s)

Collateral Invested for Securities on Loan (c)—8.7%
Bank of America N.A.,
4.33% due 1/3/06	$1,500	1,500
Bear Stearns Co., Inc.,
4.37% due 1/3/06	100	100
Canadian Imperial Bank,
4.00% due 1/3/06	523	523
Citigroup Global Markets, Inc.,
4.32% due 1/3/06	200	200

		2,323

Repurchase Agreement—2.7%
State Street Bank & Trust Co.,
dated 12/30/05, 3.90%, due
1/3/06 proceeds $716;	716	716

collateralized by Federal Home
Loan Bank, 4.375%, 9/17/10,
valued at $735 including
accrued interest (cost—$716)

Total Short-Term Investments
(cost—$3,039)		3,039

Total Investments
(cost $22,059)—108.3%		28,817

Liabilities in excess of other assets—(8.3)%		(2,209)

Net Assets—100.0%		$26,608

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $2,249; cash collateral of $2,319 was received with which the Fund purchased short-term investments.

(c) Security purchased with the cash proceeds from securities on loan.

Glossary:

ADR — American Depositary Receipt

See accompanying notes  |  12.31.05  |  RCM Funds Semi-Annual Report   23

Statements of Assets and Liabilities
December 31, 2005 (unaudited)

Amounts in thousands, except per share amounts	RCM Financial Services Fund	RCM Global Resources Fund	RCM Global Small-Cap Fund	RCM Global Technology Fund	RCM International Growth Equity Fund	RCM Large-Cap Growth Fund	RCM Mid-Cap Fund	RCM Targeted Core Growth Fund

Assets:
Investments, at value	$3,599	$5,063	$166,600	$1,639,219	$68,752	$607,373	$147,870	$28,817

Cash	19	1	116	616	0	0	1	8

Foreign currency, at value	1	0	86	0	63	0	0	0

Security lending interest receivable (net)	0	0	21	81	2	6	1	0

Receivable for investments sold	43	0	672	103,806	1,214	0	126	0

Receivable for Fund shares sold	0	0	958	2,059	140	1,244	75	144

Interest and dividends receivable (net of taxes)	4	1	106	334	74	399	76	22

Unrealized appreciation on forward foreign currency contracts	0	0	1	0	0	0	0	0

	3,666	5,065	168,560	1,746,115	70,245	609,022	148,149	28,991

Liabilities:
Payable for investments purchased	$0	$0	$1,334	$58,999	$1,153	$4,277	$0	$0

Payable for short sales	40	0	0	55,764	0	0	0	0

Written options outstanding	0	0	0	7,395	0	0	0	0

Payable for Fund shares redeemed	0	0	175	4,616	138	928	56	26

Payable for collateral for securities on loan	0	0	25,993	281,107	3,002	46,752	11,650	2,323

Dividends payable	0	0	0	54	0	0	0	0

Investment advisory fees payable	2	3	114	1,027	28	216	55	14

Administration fees payable	1	2	55	469	32	136	30	8

Distribution fees payable	0	0	36	254	27	27	3	8

Servicing fees payable	0	0	24	210	12	28	2	4

Variation margin on futures contracts	0	0	115	0	0	0	0	0

	43	5	27,846	409,895	4,392	52,364	11,796	2,383

Net Assets	$3,623	$5,060	$140,714	$1,336,220	$65,853	$556,658	$136,353	$26,608

Net Assets Consist of:
Paid-in capital	$3,059	$3,736	$118,420	$1,681,640	$176,065	$482,107	$465,886	$34,098

Undistributed (dividend in excess of) net investment income	12	453	(756)	(8,450)	(881)	549	(173)	(81)

Accumulated net realized gain (loss) on investments	29	(374)	(3,901)	(593,095)	(117,998)	(9,936)	(344,172)	(14,167)

Net unrealized appreciation on investments	523	1,245	26,951	256,125	8,667	83,938	14,812	6,758

	$3,623	$5,060	$140,714	$1,336,220	$65,853	$556,658	$136,353	$26,608

Net Assets:
Institutional Class	$3,623	$5,060	$20,410	$337,021	$6,181	$352,439	$125,501	$5,307

Administrative Class	0	0	0	19,411	354	73,573	13	0

Other Classes	0	0	120,304	979,788	59,318	130,646	10,839	21,301

Shares Issued and Outstanding:
Institutional Class	305	349	768	8,524	525	25,085	41,784	434

Administrative Class	0	0	0	492	30	5,253	4	0

Other Classes	0	0	4,672	25,506	5,163	9,450	3,765	1,806

Net Asset Value and Redemption Price
Per Share (Net Asset Per Share Outstanding)
Institutional Class	$11.88	$14.49	$26.57	$39.54	$11.76	$14.05	$3.00	$12.22

Administrative Class	0.00	0.00	0.00	39.47	11.86	14.01	2.96	0.00

Cost of Investments	$3,079	$3,818	$139,652	$1,360,290	$60,083	$523,424	$133,058	$22,059

Cost of Foreign Currency	$2	$0	$87	$0	$63	$0	$0	$0

24   RCM Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Statements of Operations
 Six Months Ended December 31, 2005 (unaudited)

Amounts in thousands	RCM Financial Services Fund		RCM Global Resources Fund	RCM Global Small-Cap Fund	RCM Global Technology Fund	RCM International Growth Equity Fund	RCM Large-Cap Growth Fund	RCM Mid-Cap Fund	RCM Targeted Core Growth Fund

Investment Income:
Interest	$2		$1	$106	$1,027	$8	$115	$31	$7

Dividends, net of foreign withholding taxes	31		16	260	1,048	343	2,567	305	127

Security lending income (net)	0		0	54	673	5	37	4	3

Miscellaneous income	0		0	0	5	0	0	0	0

Total Income	33		17	420	2,753	356	2,719	340	137

Expenses:
Investment advisory fees	12		17	566	5,635	156	1,206	304	86

Administration fees	4		8	269	2,589	182	762	169	53

Distribution and/or servicing fees — Administrative Class	0		0	0	12	0	85	0	0

Distribution and/or servicing fees — Other Classes	0		0	293	2,640	227	221	28	75

Dividends on securities sold short	0		0	0	102	0	0	0	0

Trustees’ fees	0	*	0*	7	84	4	37	9	2

Interest expense	0		0	0	0	2	1	3	2

Miscellaneous expense	0		0	2	0	0	0	0	0

Total Expenses	16		25	1,137	11,062	571	2,312	513	218

Net Investment Income (Loss)	$17		$(8)	$(717)	$(8,309)	$(215)	$407	$(173)	$(81)

Realized and Change in Unrealized Gain (Loss):
Net realized gain on investments	59		386	4,578	101,541	5,539	14,059	8,640	1,389

Net realized gain (loss) on futures contracts and options	2		0	0	(3,152)	0	0	0	0

Net realized gain (loss) on securities sold short	2		0	0	(4,176)	0	0	0	0

Net realized loss on foreign currency transactions	(7)		(23)	(673)	(932)	(1,204)	0	0	0

Payments from Affiliates**	0		0	0	39	0	0	0	0

Net change in unrealized appreciation/ depreciation on investments	329		669	13,172	98,254	5,986	34,962	6,682	1,673

Net change in unrealized appreciation/ depreciation on futures contracts and options	2		0	0	(1,981)	0	0	0	0

Net change in unrealized appreciation/ depreciation on translation of assets and liabilities denominated in foreign currencies	0		0	4	(7)	2	0	0	0

Net Realized and Change in Unrealized Gain	387		1,032	17,081	189,586	10,323	49,021	15,322	3,062

Net Increase in Net Assets Resulting from Operations	$404		$1,024	$16,364	$181,277	$10,108	$49,428	$15,149	$2,981

*	Trustees’ fees less than $1,000
**	See Note 9

See accompanying notes | 12.31.05   |  RCM Funds Semi-Annual Report    25

Statements of Changes in Net Assets

Amounts in thousands	RCM Financial Services Fund		RCM Global Resources Fund		RCM Global Small-Cap Fund

Increase (Decrease) in Net Assets from:	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005

Operations:
Net investment income (loss)	$17	$32	$(8)	$14	$(717)	$(445)

Net increase from repayments by Investment Manager	0	0	0	0	0	0

Net realized gain (loss)	56	(5)	363	446	3,905	4,062

Payments from Affiliates*	0	0	0	0	0	0

Net change in unrealized appreciation/depreciation	331	192	669	576	13,176	5,339

Net increase (decrease) resulting from operations	404	219	1,024	1,036	16,364	8,956

Distributions to Shareholders:
From net investment income
Institutional Class	(32)	0	0	0	0	0

Administrative Class	0	0	0	0	0	0

Other Classes	0	0	0	0	0	0

From net realized capital gains
Institutional Class	(27)	0	(737)	0	0	0

Total Distributions to Shareholders	(59)	0	(737)	0	0	0

Fund Share Transactions:
Shares sold

Institutional Class	0	3,000	0	3,000	2,994	7,156

Administrative Class	0	0	0	0	0	0

Other Classes	0	0	0	0	45,092	50,625

Issued in reorganization
Institutional Class	0	0	0	0	0	0

Administrative Class	0	0	0	0	0	0

Other Classes	0	0	0	0	0	0

Issued in reinvestment of distributions
Institutional Class	59	0	737	0	0	0

Administrative Class	0	0	0	0	0	0

Other Classes	0	0	0	0	0	0

Cost of shares redeemed
Institutional Class	0	0	0	0	(1,691)	(5,448)

Administrative Class	0	0	0	0	0	0

Other Classes	0	0	0	0	(12,646)	(20,563)

Net increase (decrease) from Fund share transactions	59	3,000	737	3,000	33,749	31,770

Fund Redemption Fees	0	0	0	0	28	28

Total Increase (Decrease) in Net Assets	404	3,219	1,024	4,036	50,141	40,754

Net Assets:
Beginning of period	3,219	0	4,036	0	90,573	49,819

End of period**	$3,623	$3,219	$5,060	$4,036	$140,714	$90,573

**Including undistributed (dividend in excess of)net investment income of:	$12	$27	$453	$461	$(756)	$(39)

*     See Note 9

26    RCM Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

RCM Global Technology Fund		RCM International Growth Equity Fund		RCM Large-Cap Growth Fund		RCM Mid-Cap Fund		RCM Targeted Core Growth Fund

Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005

$(8,309)	$(6,898)	$(215)	$489	$407	$2,315	$(173)	$(336)	$(81)	$(69)

0	13	0	0	0	0	0	0	0	0

93,281	55,125	4,335	18,259	14,059	19,940	8,640	10,675	1,389	98

39	0	0	0	0	0	0	0	0	0

96,266	(37,848)	5,988	(10,726)	34,962	973	6,682	(7,006)	1,673	(199)

181,277	10,392	10,108	8,022	49,428	23,228	15,149	3,333	2,981	(170)

0	0	(120)	(490)	(912)	(941)	0	0	0	0

0	0	0	(3)	(43)	(168)	0	0	0	0

0	0	(526)	(351)	(3)	(107)	0	0	0	0

0	0	0	0	0	0	0	0	0	0

0	0	(646)	(844)	(958)	(1,216)	0	0	0	0

86,415	137,789	1,136	6,484	35,523	98,727	10,281	20,179	905	1,920

21,190	57	0	0	10,276	30,059	0	0	0	0

115,590	160,368	4,337	11,934	24,778	36,532	2,445	2,735	948	5,251

0	31,105	0	0	0	0	0	0	0	0

0	1,634	0	0	0	0	0	0	0	0

0	571,034	0	0	0	0	0	0	0	0

0	0	116	486	841	867	0	0	0	0

0	0	0	3	44	168	0	0	0	0

0	0	461	311	1	102	0	0	0	0

(54,437)	(122,182)	(849)	(46,308)	(41,968)	(136,456)	(13,802)	(133,021)	(489)	(1,648)

(4,093)	(313)	(9)	(53)	(7,519)	(54,362)	0	0	0	0

(175,182)	(152,133)	(6,789)	(14,855)	(21,961)	(48,250)	(946)	(3,037)	(9,305)	(10,680)

(10,517)	627,359	(1,597)	(41,998)	15	(72,613)	(2,022)	(113,144)	(7,941)	(5,157)

97	127	2	7	3	19	0	3	0	0

170,857	637,878	7,867	(34,813)	48,488	(50,582)	13,127	(109,808)	(4,960)	(5,327)

1,165,363	527,485	57,986	92,799	508,170	558,752	123,226	233,034	31,568	36,895

$1,336,220	$1,165,363	$65,853	$57,986	$556,658	$508,170	$136,353	$123,226	$26,608	$31,568

$(8,450)	$(141)	$(881)	$(20)	$549	$1,100	$(173)	$0	$(81)	$0

See accompanying notes   |   12.31.05   |   RCM Funds Semi-Annual Report    27

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Change in Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

RCM Financial Services Fund
Institutional Class
12/31/2005†	$10.73	$0.06	$1.29	$1.35	$(0.11)	$(0.09)	$0.00

06/30/2005	10.00	0.11	0.62	0.73	0.00	0.00	0.00

RCM Global Resources Fund
Institutional Class
12/31/2005†	$13.45	$(0.03)	$3.53	$3.50	$0.00	$(2.46)	$0.00

06/30/2005	10.00	0.05	3.40	3.45	0.00	0.00	0.00

RCM Global Small-Cap Fund
Institutional Class
12/31/2005†	$22.84	$(0.08)	$3.80	$3.72	$0.00	$0.00	$0.00

06/30/2005	19.86	(0.01)	2.98	2.97	0.00	0.00	0.00

06/30/2004	13.66	(0.05)	6.24	6.19	0.00	0.00	0.00

06/30/2003	13.27	(0.06)	0.41	0.35	0.00	0.00	0.00

06/30/2002	16.21	(0.13)	(2.81)	(2.94)	0.00	0.00	0.00

01/01/2001 - 06/30/2001	18.63	(0.09)	(2.33)	(2.42)	0.00	0.00	0.00

RCM Global Technology Fund
Institutional Class
12/31/2005†	$34.03	$(0.15)	$5.66	$5.51	$0.00	$0.00	$0.00

06/30/2005	32.81	(0.28)	1.50	1.22	0.00	0.00	0.00

06/30/2004	24.60	(0.35)	8.56	8.21	0.00	0.00	0.00

06/30/2003	20.68	(0.18)	4.10	3.92	0.00	0.00	0.00

06/30/2002	32.64	(0.23)	(11.73)	(11.96)	0.00	0.00	0.00

01/01/2001 - 06/30/2001	50.33	(0.01)	(17.68)	(17.69)	0.00	0.00	0.00

Administrative Class
12/31/2005†	34.01	(0.20)	5.66	5.46	0.00	0.00	0.00

03/31/2005 - 06/30/2005	32.82	(0.05)	1.24	1.19	0.00	0.00	0.00

RCM International Growth
Equity Fund
Institutional Class
12/31/2005†	$10.14 $	$0.01	$1.84	$1.85	$(0.23)	$0.00	$0.00

06/30/2005	9.45	0.10	0.70	0.80	(0.11)	0.00	0.00

06/30/2004	7.52	0.09	1.95	2.04	(0.12)	0.00	0.00

06/30/2003	8.34	0.06	(0.88)	(0.82)	(0.06)	0.00	0.00

06/30/2002	11.07	0.02	(2.50)	(2.48)	(0.25)	0.00	0.00

01/01/2001 - 06/30/2001	13.84	0.04	(2.81)	(2.77)	0.00	0.00	0.00

Administrative Class
12/31/2005†	10.04	0.00 (u)	1.82	1.82	0.00	0.00	0.00

06/30/2005	9.36	0.11	0.67	0.78	(0.10)	0.00	0.00

06/30/2004	7.46	0.05	1.95	2.00	(0.10)	0.00	0.00

06/30/2003	8.33	0.02	(0.86)	(0.84)	(0.03)	0.00	0.00

02/05/2002 - 06/30/2002	8.32	0.04	(0.03)	0.01	0.00	0.00	0.00

RCM Large-Cap Growth Fund
Institutional Class
12/31/2005†	$12.82	$0.02	$1.25	$1.27	$(0.04)	$0.00	$0.00

06/30/2005	12.24	0.07	0.55	0.62	(0.04)	0.00	0.00

06/30/2004	10.95	0.04	1.30	1.34	(0.05)	0.00	0.00

06/30/2003	10.95	0.06	(0.02)	0.04	(0.03)	0.00	(0.01)

06/30/2002	14.18	0.04	(3.25)	(3.21)	(0.02)	0.00	0.00

01/01/2001 - 06/30/2001	16.89	0.01	(2.72)	(2.71)	0.00	0.00	0.00

†	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding trustees’ expense is 1.35%.
(c)	Ratio of expenses to average net assets excluding trustees’ expense is 0.75%.
(d)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.25%.
(e)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.00%.
(f)	Ratio of expenses to average net assets excluding trustees’ expense is 1.40%.
(g)	Ratio of expenses to average net assets excluding trustees’ expense is 1.00%.
(h)	Ratio of expenses to average net assets excluding trustees’ and organizational expense is 1.06%.
(i)	Ratio of expenses to average net assets excluding trustees’, interest and tax expense is 1.00%.
(j)	Ratio of expenses to average net assets excluding trustees’ expense is 0.74%.
(k)	Effective April 1, 2005, the administrative expense was reduced by 0.15%.
(l)	Effective April 1, 2005, the administrative expense was reduced by 0.05%.
(m)	Ratio of expenses to average net assets excluding trustees’, interest and tax expense is 1.24%.
(n)	Ratio of expenses to average net assets excluding trustees’ and organizational expense is 1.09%.

28   RCM Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Total Distributions	Fund Redemption Fees (a)		Net Asset Value End of Period		Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets with Waiver and Reimburse- ment		Ratio of Expenses to Average Net Assets without Waiver and Reimburse- ment		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(0.20)	$0.00		$		12.53%	$3,623	0.98	%* (r)	0.98	%* (r)	0.97	%*	35%

0.00	0.00			10.73	7.30	3,219	1.07	(h)(k)	1.61	(h)(k)	1.04		86

$(2.46)	$0.00			$14.49	25.40%	$5,060	1.07	%* (s)	1.07	%* (s)	(0.35	)%*	64%

0.00	0.00			13.45	34.50	4,036	1.10	(l)(n)	1.58	(l)(n)	0.41		128

$0.00	$0.01			$26.57	16.33%	$20,410	1.36	%* (t)	1.36	%* (t)	(0.62	)%*	41%

0.00	0.01			22.84	15.00	16,392	1.42	(l)(o)	1.42	(l)(o)	(0.05)		96

0.00	0.01			19.86	45.39	12,749	1.40		1.40		(0.25)		111

0.00	0.04			13.66	2.94	3,964	1.41	(f)	1.41	(f)	(0.47)		183

0.00	0.00			13.27	(18.09)	5,354	1.61		2.46		(1.04)		326

0.00	0.00			16.21	(13.09)	10,618	1.50	*	2.26	*	(1.06	)*	134

$0.00	$0.00	(u)		$39.54	16.19%	$337,021	1.23	%* (v)(w)	1.23	%* (v)(w)	(0.79	)%*	144%

0.00	0.00			34.03	3.72	261,860	1.32	(p)(q)	1.32	(p)(q)	(0.87)		238

0.00	0.00			32.81	33.37	207,205	1.36	(b)	1.36	(b)	(1.16)		206

0.00	0.00			24.60	18.96	105,151	1.36	(b)	1.36	(b)	(0.92)		237

0.00	0.00			20.68	(36.68)	116,387	1.29		1.29		(0.85)		343

0.00	0.00			32.64	(35.10)	204,755	1.15	*	1.15	*	(0.04	)*	386

0.00	0.00	(u)		39.47	16.05%	19,411	1.48	* (x)(y)	1.48	* (x)(y)	(1.04	)*	144%

0.00	0.00			34.01	3.63	1,360	1.50	*	1.50	*	(0.61	)*	238

$(0.23)	$0.00	(u)		$11.76	18.25%	$6,181	1.02	%* (z)	0.97	%* (z)	0.17	%*	49%

(0.11)	0.00			10.14	8.47	4,928	1.07	(i)(l)	1.07	(i)(l)	1.01		138

(0.12)	0.01			9.45	27.31	40,343	1.04	(e)	1.04	(e)	1.05		90

(0.06)	0.06			7.52	(9.02)	20,803	1.09	(g)	1.09	(g)	0.83		86

(0.25)	0.00			8.34	(22.56)	72,858	1.08		1.17		0.17		261

0.00	0.00			11.07	(20.09)	182,271	1.00	*	1.04	*	0.62	*	84

0.00	0.00	(u)		11.86	18.13%	354	1.36	* (1)	1.22	* (1)	(0.08	)*	49%

(0.10)	0.00			10.04	8.32	308	1.35	(l)(m)	1.35	(l)(m)	1.15		138

(0.10)	0.00			9.36	26.93	335	1.29	(d)	1.29	(d)	0.56		90

(0.03)	0.00			7.46	(10.01)	482	1.36	(d)	1.36	(d)	0.24		86

0.00	0.00			8.33	0.12	12,166	1.42	*	1.42	*	1.19	*	261

$(0.04)	$0.00	(u)		$14.05	9.87%	$352,439	0.71	%* (2)	0.71	%* (2)	0.30	%*	37%

(0.04)	0.00			12.82	5.05	326,773	0.75	(j)(l)	0.75	(j)(l)	0.60		118

(0.05)	0.00			12.24	12.25	350,355	0.76	(c)	0.76	(c)	0.33		82

(0.04)	0.00			10.95	0.41	276,210	0.75		0.75		0.58		25

(0.02)	0.00			10.95	(22.68)	173,021	0.75		0.83		0.33		36

0.00	0.00			14.18	(16.05)	56,196	0.75	*	1.05	*	0.16	*	19

(o)	Ratio of expenses to average net assets excluding trustees’ and tax expense is 1.39%.
(p)	Ratio of expenses to average net assets excluding trustees’ expense is 1.31%.
(q)	Effective April 1, 2005, the administrative expense was reduced by 0.10%.
(r)	Ratio of expenses to average net assets excluding trustees’ expense is .97%.
(s)	Ratio of expenses to average net assets excluding trustees’ expense is 1.06%.
(t)	Ratio of expenses to average net assets excluding trustees’ expense is 1.35%.
(u)	Amount is less than $.01.
(v)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.22%.
(w)	Ratio of expenses to average net assets excluding dividends on securities sold short is 1.21%.
(x)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.47%.
(y)	Ratio of expenses to average net assets excluding dividends on securities sold short is 1.46%.
(z)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 0.96%.
(1)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.21%.
(2)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 0.70%.

See accompanying notes  |  12.31.05  |  RCM Funds Semi-Annual Report    29

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Change in Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

RCM Large-Cap Growth Fund (cont.)
Administrative Class
12/31/2005†	$12.77	$0.00 (k)	$1.25	$1.25	$(0.01)	$0.00	$0.00

06/30/2005	12.21	0.04	0.54	0.58	(0.02)	0.00	0.00

06/30/2004	10.94	0.01	1.30	1.31	(0.04)	0.00	0.00

06/30/2003	10.94	0.04	(0.01)	0.03	(0.03)	0.00	0.00

02/05/2002 - 06/30/2002	12.30	0.00 (k)	(1.36)	(1.36)	0.00	0.00	0.00

RCM Mid-Cap Fund
Institutional Class
12/31/2005†	$2.67	$0.00 (k)	$0.33	$0.33	$0.00	$0.00	$0.00

06/30/2005	2.55	0.00 (k)	0.12	0.12	0.00	0.00	0.00

06/30/2004	2.09	(0.01)	0.47	0.46	0.00	0.00	0.00

06/30/2003	2.01	(0.01)	0.09	0.08	0.00	0.00	0.00

06/30/2002	2.78	(0.01)	(0.76)	(0.77)	0.00	0.00	0.00

01/01/2001 - 06/30/2001	3.33	0.00 (k)	(0.55)	(0.55)	0.00	0.00	0.00

Administrative Class
12/31/2005†	$2.64	$(0.01)	$0.33	$0.32	$0.00	$0.00	$0.00

06/30/2005	2.53	(0.01)	0.12	0.11	0.00	0.00	0.00

06/30/2004	2.07	(0.01)	0.47	0.46	0.00	0.00	0.00

06/30/2003	2.00	(0.01)	0.08	0.07	0.00	0.00	0.00

02/05/2005 - 06/30/2002	2.28	(0.01)	(0.27)	(0.28)	0.00	0.00	0.00

RCM Targeted Core Growth Fund
Institutional Class

12/31/2005†	$10.92	$0.01	$1.29	$1.30	$0.00	$0.00	$0.00

06/30/2005	10.89	0.05	(0.02)	0.03	0.00	0.00	0.00

06/30/2004	9.50	0.02	1.37	1.39	0.00	0.00	0.00

06/30/2003	9.45	0.03	0.02	0.05	0.00	0.00	0.00

06/30/2002	11.81	(0.01)	(2.35)	(2.36)	0.00	0.00	0.00

01/01/2001 - 06/30/2001	13.78	(0.02)	(2.13)	(2.15)	0.00	0.00	0.00

†	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding trustees’ expense is 0.90%.
(c)	Ratio of expenses to average net assets excluding trustees’ expense is 0.77%.
(d)	Ratio of expenses to average net assets excluding trustees’ expense is 1.02%.
(e)	Ratio of expenses to average net assets excluding trustees’ expense is 0.89%.
(f)	Effective April 1, 2005, the administrative expense was reduced by 0.05%.
(g)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 0.76%.
(h)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.01%.
(i)	Ratio of expenses to average net assets excluding trustees’ expense is 0.99%.
(j)	Ratio of expenses to average net assets excluding trustees’ expense is 1.00%.
(k)	Amount is less than $.01.
(l)	Ratio of expenses to average net assets excluding trustees’ expense is 0.95%.
(m)	Ratio of expenses to average net assets excluding trustees’ expense is 0.72%.
(n)	Ratio of expenses to average net assets excluding trustees’ expense is 0.97%.
(o)	Ratio of expenses to average net assets excluding trustees’ expense is 0.85%.

30   RCM Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Total Distributions	Fund Redemption Fees (a)		Net Asset Value End of Period	Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets with Waiver and Reimburse- ment		Ratio of Expenses to Average Net Assets without Waiver and Reimburse- ment		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(0.01)	$0.00	(k)	$14.01	9.78%	$73,573	0.96	%* (l)	0.96	%* (l)	0.05	%*	37%

(0.02)	0.00		12.77	4.79	64,592	1.00	(i)(f)	1.00	(i)(f)	0.36		118

(0.04)	0.00		12.21	11.95	84,940	1.01	(j)	1.01	(j)	0.09		82

(0.03)	0.00		10.94	0.30	77,886	1.00		1.00		0.36		25

0.00	0.00		10.94	(11.06)	18,216	1.00	*	1.00	*	(0.05	)*	36

$0.00	$0.00		$3.00	12.36%	$125,501	0.74	%* (m)	0.74	%* (m)	(0.21	)%*	81%

0.00	0.00		2.67	4.71	114,914	0.79	(f)(g)	0.79	(f)(g)	(0.17)		147

0.00	0.00		2.55	22.01	224,577	0.78	(c)	0.78	(c)	(0.36)		145

0.00	0.00		2.09	3.98	224,615	0.78	(c)	0.78	(c)	(0.46)		132

0.00	0.00		2.01	(27.70)	350,827	0.77		0.81		(0.47)		142

0.00	0.00		2.78	(16.52)	773,592	0.77	*	0.79	*	(0.27	)*	76

$0.00	$0.00		$2.96	12.12%	$13	0.98	%* (n)	0.98	%* (n)	(0.46	)%*	81%

0.00	0.00		2.64	4.35	12	1.04	(f)(h)	1.04	(f)(h)	(0.41)		147

0.00	0.00		2.53	22.22	11	1.03	(d)	1.03	(d)	(0.60)		145

0.00	0.00		2.07	3.50	9	1.04	(d)	1.04	(d)	(0.69)		132

0.00	0.00		2.00	(12.28)	9	1.02	*	1.02	*	(0.86	)*	142

$0.00	$0.00		$12.22	11.90%	$5,307	0.88	%* (o)	0.88	%* (o)	0.09	*%	30%

0.00	0.00		10.92	0.28	4,348	0.90	(e)(f)	0.90	(e)(f)	0.49		56

0.00	0.00		10.89	14.63	4,083	0.91	(b)	0.91	(b)	0.17		92

0.00	0.00		9.50	0.53	3,041	0.91	(b)	0.91	(b)	0.28		74

0.00	0.00		9.45	(19.98)	2,825	1.14		2.47		(0.10)		68

0.00	0.18		11.81	(14.30)	4,298	1.25	*	2.06	*	(0.31	)*	40

See accompanying notes  |  12.31.05  |  RCM Funds Semi-Annual Report    31

Notes to Financial Statements (unaudited)
 December 31, 2005

1. Organization
Allianz Funds (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Massachusetts business trust. The Trust currently consists of thirty-two separate investment funds (the “Funds”). The Trust may offer up to seven classes of shares: Institutional, Administrative, A, B, C, D and R. Information presented in these financial statements pertains to the Institutional and Administrative Classes (the “Institutional Classes”) of the Trust. Certain detailed financial information for the A, B, C, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

          Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

          Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open, or if no sales are reported, as is the case for most securities traded over-the counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The market value for NASDAQ National Market and SmallCap securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Fund’s NAV is calculated. With respect to certain foreign securities, the Funds may fair value securities using modeling tools provided by third-party vendors. The Funds retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared and distributed to shareholders annually. Net long-term capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

          Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

          Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multi-Class Operations.Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting regarding any matter relating solely to that class of shares). Income, non-class specific expenses, and realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Funds are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the

32	RCM Funds Semi-Annual Report |	12.31.05

Notes to Financial Statements (unaudited) (cont.)
December 31, 2005

current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Foreign Taxes on Dividends. Dividend income in the Statements of Operations is shown net of foreign taxes withheld on dividends from foreign securities. Foreign taxes withheld were as follows: RCM Financial Services Fund — $125; RCM Global Resources Fund — $548; RCM Global Small-Cap Fund — $19,102; RCM Global Technology Fund — $29,720; RCM International Growth Equity Fund — $19,060; RCM Large-Cap Growth Fund — $2,280; RCM Mid-Cap Fund — $547; and RCM Targeted Core Growth Fund — $0.

Forward Currency Transactions. Certain Funds may enter into forward currency contracts and forward cross-currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Fund’s Statement of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment adviser) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts, and believe the risk of loss to be remote.

Options Contracts. Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

          Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Securities Lending. Each Fund may engage in securities lending. The loans are secured by collateral at least equal, at all times, to the market value of the loaned securities. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Security lending income is disclosed as such in the Statements of Operations. Income generated from the investment of cash collateral, less negotiated rebate fees paid to borrowers and transaction costs, is divided between the Fund and Dresdner Bank AG, an affiliate. The amount paid to Dresdner Bank AG for the period ended December 31, 2005 was $147,762. Cash collateral received for securities on loan is invested in securities identified in the Schedule of Investments and the corresponding liability is recognized as such in the Statements of Assets and Liabilities. Loans are subject to

12.31.05	| RCM Funds Semi-Annual Report	33

Notes to Financial Statements (unaudited) (cont.)
December 31, 2005

termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders’, administration and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Fund also bears the risk of loss in the event the securities purchased with cash collateral depreciate in value. Dresdner Bank AG, a direct subsidiary to Allianz AG, is the securities lending agent for the Trust.

Short Sales. Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, is reflected as a liability in the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Allianz Global Investors Fund Management LLC (“AGIFM”) is an indirect subsidiary of Allianz Global Investors of America L.P. and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at the annual rate as noted in the table below.

          Each of the Funds also have a sub-advisor, which under supervision of AGIFM, directs the investments of the Fund’s assets. The advisory fees received by the Adviser are paid all or in part to the sub-advisors in accordance with the portfolio management agreements.

Administration Fee. The Adviser provides administrative services to the Trust for which it receives from each Fund a monthly administration fee. The Administration Fee for all classes is charged at an annual rate as noted in the following table:

	Investment Advisory Fee	Administration Fee*

	All Classes	Inst’l Class(1)		Admin. Class(1)		Class A, B and C(2)		Class D(2)		Class R(2)

RCM Financial Services Fund	0.70%	0.25%		N/A		N/A		N/A		N/A
RCM Global Resources Fund	0.70%	0.35%		N/A		N/A		N/A		N/A
RCM Global Small-Cap Fund	1.00%	0.35%		N/A		0.50%		0.50%		N/A
RCM Global Technology Fund	0.90%	0.30	%(3)	0.30	%(3)	0.45	%(4)	0.45	%(4)	N/A
RCM International Growth Equity Fund	0.50%	0.45%		0.45%		0.60%		0.60%		N/A
RCM Large-Cap Growth Fund	0.45%	0.25%		0.25%		0.40%		0.40%		0.40%
RCM Mid-Cap Fund	0.47%	0.25%		0.25%		0.40%		0.40%		0.40%
RCM Targeted Core Growth Fund	0.60%	0.25%		N/A		0.40%		0.40%		N/A

(1)

Effective January 1, 2006 the Administrative Fee rate for Inst’l and Admin Classes is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $500 million, and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion.

(2)

The Administrative Fee rate for Classes A,B,C,D,R is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $500 million, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $5 billion, each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D, and R shares.

(3)

Effective January 1, 2006 the Administrative Fee rate for the RCM Global Technology Fund Inst’l and Admin Classes is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion.

(4)

The Administrative Fee rate for RCM Global Technology Fund Classes A,B,C,D is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion, an additional 0.05% to the extent the aggregate average daily net assets of the Fund exceed $5 billion and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $7.5 billion, each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, and D shares.

*

Effective January 1, 2006, to the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.

Redemption Fees.Investors in the Funds will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within the “Holding Period,” including shares acquired through exchanges. The following shows the applicable Holding Period for each Fund:

Fund	7 days	30 days

RCM Large-Cap Growth, RCM Mid-Cap and
RCM Targeted Core Growth Funds	*
RCM Financial Services, RCM Global Resources,
RCM Global Small-Cap, RCM Global Technology and RCM International Growth Equity Funds		*

For example, for Funds that are subject to a 7-day Holding Period, beginning on the 8th day after their acquisition, Fund shares will no longer be subject to the Redemption Fee. The Redemption Fees discussed above are effective for shares acquired (including shares acquired through exchange) on or after November 1, 2005. For shares acquired prior to November 1, 2005, the Holding Period for redemptions was 60 days.

In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with

34	RCM Funds Semi-Annual Report |	12.31.05

Notes to Financial Statements (unaudited) (cont.)
 December 31, 2005

short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

A new Holding Period begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A, which is subject to a 7-day Holding Period, are exchanged for shares of Fund B, which is subject to a 30-day Holding Period, 5 days after the purchase of the Fund A shares, followed in 29 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange).

Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by the Adviser, the Fund’s Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices, and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs.

Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (“AGID”), and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class shares, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of June 30, 2005.

          Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rates

	Distribution Fee (%)	Servicing Fee (%)

Class A
All Funds	—	0.25
Class B
All Funds	0.75	0.25
Class C
All Funds	0.75	0.25
Class D
All Funds	—	0.25
Class R
All Funds	0.25	0.25

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, B and C shares. For the period ended December 31, 2005, AGID received $275,744 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of AGIFM or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of AGIFM or the Trust, and any counsel or other experts retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the estimated annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

          AGIFM has agreed to waive a portion of the Funds’ advisory fees and administration fees to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to class):

Inst’l Class

RCM Financial Services Fund	1.10%
RCM Global Resources Fund	1.10%

          AGIFM may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent that the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows (amounts in thousands):

12.31.05	| RCM Funds Semi-Annual Report	35

Notes to Financial Statements (unaudited) (cont.)
December 31, 2005

	6/30/05	12/31/2005

RCM Financial Services Fund	$17	$	–(1)
RCM Global Resources Fund	17		–(1)

(1)	Amounts less than a thousand.

          Trustees, other than those affiliated with Allianz, Allianz Global Investors of America L.P. (“Allianz”), a Sub-Adviser, or Pacific Investment Management LLC (“Pacific Investment Management Company”), receive a quarterly retainer of $20,000 ($40,000 for the Chairman), plus $3,000 for each Board of Trustees meeting attended in person and $1,000 for each meeting attended telephonically. Each member of a Committee (other than the Valuation Committee) receives a $10,000 annual retainer per Committee. Each Committee Chairman (other than the Chairman of the Valuation Committee) receives an additional annual retainer of $3,000. In addition, the Chairman of the Board has the authority to cause the Funds to incur costs of up to $20,000 for any staff or other expenses the Chairman believes are required to support the position. If in the judgment of the Independent Trustees, it is necessary or appropriate for any Independent Trustee, including the Chairman, to perform services in connection with (i) extraordinary Fund activities or circumstances or actual or threatened litigation or (ii) an investigation of a regulatory or investment matter, the Trustee shall be compensated for such services at the rate of $2,500 per day plus reimbursement of reasonable expenses.

          Trustees do not currently receive any pension or retirement benefits from the Trust or the Fund Complex, although certain former Trustees may receive compensation for providing advisory and consulting services to the Board of Trustees. The Trust has adopted a deferred compensation plan for the Trustees, which went into place during 1996, which permits the Trustees to defer their receipt of compensation from the Trust, at their election, in accordance with the terms of the plan. Under the plan, each Trustee may elect not to receive fees from the Trust on a current basis but to receive in a subsequent period an amount equal to the value of such fees if they had been invested in a Fund or Funds selected by the Trustees on the normal payment dates for such fees. As a result of this arrangement, the Trust, upon making the deferred payments, will be in substantially the same financial position as if the deferred fees had been paid on the normal payment dates and immediately reinvested in shares of the Fund(s) selected by the Trustees.

4. Purchases and Sales of Securities
The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

          Purchases and sales of the non-U.S. Government/Agency securities (excluding short-term investments) for the period ended December 31, 2005, were as follows (amounts in thousands):

	Purchases	Sales

RCM Financial Services Fund	$1,178	$1,121
RCM Global Resources Fund	2,948	2,964
RCM Global Small-Cap Fund	74,199	44,316
RCM Global Technology Fund	1,712,927	1,735,000
RCM International Growth Equity Fund	30,168	32,761
RCM Large-Cap Growth Fund	191,775	192,536
RCM Mid-Cap Fund	101,826	105,472
RCM Targeted Core Growth Fund	8,424	17,162

5. Transactions in Options Written
Transactions in options written were as follows (amounts in thousands):

	RCM Financial Services Fund	RCM Global Technology Fund

Balance at 6/30/2005	$0	$1,397
Sales	2	12,336
Closing Buys	(2)	(5,371)
Expirations	0	(1,122)
Exercises	0	(263)

Balance at 12/31/2005	$0	$6,977

6. Federal Income Tax Matters
As of December 31, 2005, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)(1)

RCM Financial Services Fund	$3,036	$525	$(2)	$523
RCM Global Resources Fund	3,818	1,251	(6)	1,245
RCM Global Small-Cap Fund	139,652	28,990	(2,042)	26,948
RCM Global Technology Fund	1,319,927	270,832	(14,699)	256,133
RCM International Growth Equity Fund	60,083	9,270	(601)	8,669
RCM Large-Cap Growth Fund	523,424	89,576	(5,627)	83,949
RCM Mid-Cap Fund	133,058	16,229	(1,417)	14,812
RCM Targeted Core Growth Fund	22,059	6,779	(21)	6,758

(1)

Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to PFIC mark-to-market, tax straddle deferrals, and wash sale loss deferrals for federal income tax purposes.

36	RCM Funds Semi-Annual Report |	12.31.05

Notes to Financial Statements (unaudited) (cont.)
 December 31, 2005

7. Shares of Beneficial Interest
The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	RCM Financial Services Fund				RCM Global Resources Fund

	Six Months Ended 12/31/2005		Year Ended 6/30/2005		Six Months Ended 12/31/2005		Year Ended 6/30/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Institutional Class	0	$0	300	$3,000	0	$0	300	$3,000

Administrative Class	0	0	0	0	0	0	0	0

Other Classes	0	0	0	0	0	0	0	0

Issued in reinvestment of distributions
Institutional Class	5	59	0	0	49	737	0	0

Administrative Class	0	0	0	0	0	0	0	0

Other Classes	0	0	0	0	0	0	0	0

Net increase (decrease) resulting from Fund share transactions	5	$59	300	$3,000	49	$737	300	$3,000

	RCM Large-Cap Growth Fund				RCM Mid-Cap Fund

	Six Months Ended 12/31/2005		Year Ended 6/30/2005		Six Months Ended 12/31/2005		Year Ended 6/30/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Institutional Class	2,643	$35,523	7,943	$98,727	3,602	$10,281	7,902	$20,179

Administrative Class	756	10,276	2,451	30,059	0	0	0	0

Other Classes	1,853	24,778	3,029	36,532	878	2,445	1,107	2,735

Issued in reinvestment of distributions
Institutional Class	59	841	68	867	0	0	0	0

Administrative Class	3	44	13	168	0	0	0	0

Other Classes	0	1	8	102	0	0	0	0

Cost of shares redeemed
Institutional Class	(3,099)	(41,968)	(11,153)	(136,456)	(4,890)	(13,802)	(52,755)	(133,021)

Administrative Class	(562)	(7,519)	(4,365)	(54,362)	0	0	0	0

Other Classes	(1,658)	(21,961)	(3,998)	(48,250)	(343)	(946)	(1,285)	(3,037)

Net increase (decrease) resulting from Fund share transactions	(5)	$15	(6,004)	$(72,613)	(753)	$(2,022)	(45,031)	$(113,144)

	RCM Global Small-Cap Fund				RCM Global Technology Fund

	Six Months Ended 12/31/2005		Year Ended 6/30/2005		Six Months Ended 12/31/2005		Year Ended 6/30/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Institutional Class	119	$2,994	337	$7,156	2,315	$86,415	4,236	$137,789

Administrative Class	0	0	0	0	559	21,190	2	57

Other Classes	1,867	45,092	2,422	50,625	3,166	115,590	4,962	160,368

Issued in reorganization
Institutional Class	0	0	0	0	0	0	901	31,105

Administrative Class	0	0	0	0	0	0	47	1,634

Other Classes	0	0	0	0	0	0	17,015	571,034

Cost of shares redeemed
Institutional Class	(69)	(1,691)	(261)	(5,448)	(1,486)	(54,437)	(3,757)	(122,182)

Administrative Class	0	0	0	0	(107)	(4,093)	(9)	(313)

Other Classes	(532)	(12,646)	(988)	(20,563)	(4,869)	(175,182)	(4,689)	(152,133)

Net increase (decrease) resulting from Fund share transactions	1,385	$33,749	1,510	$31,770	(422)	$(10,517)	18,708	$627,359

12.31.05	| RCM Funds Semi-Annual Report	37

Notes to Financial Statements (unaudited) (cont.)
 December 31, 2005

	RCM International Growth Equity Fund				RCM Targeted Core Growth Fund

	Six Months Ended 12/31/2005		Year Ended 6/30/2005		Six Months Ended 12/31/2005		Year Ended 6/30/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Institutional Class	105	$1,136	671	$6,484	79	$905	176	$1,920

Administrative Class	0	0	0	0	0	0	0	0

Other Classes	401	4,337	1,224	11,934	82	948	494	5,251

Issued in reinvestment of distributions
Institutional Class	10	116	47	486	0	0	0	0

Administrative Class	0	0	0	3	0	0	0	0

Other Classes	40	461	30	311	0	0	0	0

Cost of shares redeemed
Institutional Class	(76)	(849)	(4,503)	(46,308)	(43)	(489)	(153)	(1,648)

Administrative Class	(1)	(9)	(5)	(53)	0	0	0	0

Other Classes	(636)	(6,789)	(1,550)	(14,855)	(838)	(9,305)	(1,010)	(10,680)

Net increase (decrease) resulting from Fund share transactions	(157)	$(1,597)	(4,086)	$(41,998)	(720)	$(7,941)	(493)	$(5,157)

8. Regulatory and Litigation Matters
On September 13, 2004, Allianz Global Investors Fund Management LLC (“AGIFM”), PEA Capital LLC (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), formerly known as PA Distributors LLC, reached an agreement with the SEC in settlement of a complaint filed against AGIFM, PEA, and AGID in the U.S. District Court in the Southern District of New York on May 6, 2004. The complaint alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund, the PEA Opportunity Fund and the PEA Target Fund. Under the terms of the settlement, AGIFM, PEA and AGID consented to the entry of an order by the Commission (the “SEC Order”) and, without admitting or denying the findings contained in the SEC Order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, AGIFM, PEA and AGID agreed to pay a civil monetary penalty of $40,000,000 and disgorgement of $10,000,000. The SEC Order requires AGIFM, PEA and AGID to retain an independent distribution consultant to develop a distribution plan in consultation with them and acceptable to the staff of the Commission and the Trust’s Independent Trustees. The distribution plan is to provide for shareholders of the noted Funds to receive, from the penalties and disgorgement paid according to the SEC Order, their proportionate share of losses alleged to have been incurred by the Funds due to market timing and a proportionate share of advisory fees paid by such Funds during the period of such market timing. The SEC Order reduces the $10,000,000 disgorgement by the approximately $1,600,000 paid by PEA in February 2004 to the Funds involved.

          On June 1, 2004, the Attorney General of the State of New Jersey announced that it had entered into a settlement agreement (the “New Jersey Settlement”) with AGID and PEA and their parent, Allianz Global Investors of America L.P. (“Allianz”), in connection with the complaint filed by the New Jersey Attorney General on February 17, 2004. The complaint alleged failure to disclose arrangements involving “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Target Fund and certain other affiliated funds. In the New Jersey Settlement, Allianz, AGID and PEA neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15,000,000 and $3,000,000 for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes.

          On September 15, 2004, AGIFM, PEA and AGID reached an agreement with the SEC in settlement of a subpoena issued to AGID on January 21, 2004 by the Commission captioned “Morgan Stanley (P-01021)” relating to revenue sharing and the use of brokerage commissions in connection with the sale of mutual fund shares. Under the terms of the settlement, AGIFM, PEA and AGID consented to the entry of an order by the SEC (the “SEC Directed Brokerage Order”) and agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, AGIFM and AGID agreed to pay jointly a civil money penalty of $4,000,000, PEA agreed to pay a civil money penalty of $1,000,000 and AGIFM, PEA and AGID agreed to pay jointly disgorgement of $6,602,000. The disgorgement for each Fund is based upon the amount of brokerage commissions from each Fund that the SEC Directed Brokerage Order found to have been paid in connection with shelf-space arrangements and is equal to the amount which was alleged to have been AGID’s benefit. Those amounts were paid on September 15, 2004.

          In a related action, AGID reached an agreement with the California Attorney General on September 15, 2004 in settlement of a subpoena issued to Allianz relating to revenue sharing and the use of brokerage commissions to pay for distribution. The settlement agreement resolves matters described in a complaint filed contemporaneously by the California Attorney General in the Superior Court of the State of California. Under the terms of the settlement, AGID agreed to pay $5,000,000 in civil penalties and $4,000,000 in recognition of the California Attorney General’s fees and costs associated with the investigation and related matters.

          Since February, 2004, AGIFM, PEA, AGID and certain of their affiliates and employees, the Funds, the Funds’ sub-advisers, other PIMCO Funds and the Trustees of the Trust have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits

38	| RCM Funds Semi-Annual Report	12.31.05

seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. AGIFM, PEA, AGID and the Trust believe that other similar lawsuits may be filed in federal or state courts naming Allianz, AGIFM, PEA, AGID, the sub-advisers, the Funds, other PIMCO Funds, the Trust, the Trustees and/or their affiliates and employees.

          On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against AGIFM, PEA and AGID based on essentially the same circumstances as those cited in the 2004 settlements with the Securities and Exchange Commission and New Jersey Attorney General involving alleged “market timing” activities described above. The West Virginia Complaint alleges, among other things, that AGIFM, PEA and AGID improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by AGIFM and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, AGIFM, PEA and AGID, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with AGIFM in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

          On March 4, 2005, a putative class action lawsuit was filed in the Superior Court of Orange County, California against the Trust on behalf of holders of Class B shares of the Trust. The lawsuit seeks, among other things, relief from the obligation to pay a contingent deferred sales charge, or refunds of such charges already paid, on account of the purported market timing activity in certain Allianz Funds that is the subject of the regulatory proceedings discussed elsewhere in this subsection. On May 20, 2005, the Trust removed the action to the U.S. District Court for the Central District of California. On May 23, 2005, the Trust filed a Notice of Tag Along Action with the Judicial Panel on Multidistrict Litigation (“JPML”), seeking to transfer the case to the multidistrict litigation proceeding in Maryland (“Maryland MDL”). On June 13, 2005, the JPML issued a Conditional Transfer Order. The plaintiff has opposed the transfer to the Maryland MDL and on July 15, 2005 filed a motion to remand the case to a California state court.

          Under Section 9(a) of the Investment Company Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against AGIFM, PEA, AGID and/or Allianz, they and their affiliates (including the Funds’ sub-advisers) would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), AGIFM, PEA, AGID, Allianz and certain of their affiliates (including the sub-advisers) (together, the “Applicants”) sought exemptive relief from the SEC under Section 9(c) of the Investment Company Act. The SEC granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order. If the West Virginia Complaint were to result in a court injunction against AGIFM, PEA or AGID, then Allianz, AGIFM and certain of their affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted. It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However the Applicants believe that these matters are not likely to have a material adverse effect on the Funds or on the Applicant’s ability to perform their respective investment advisory or distribution services relating to the Funds.

9. Payments from Affiliates
AGIFM has identified transactions in which certain Funds’ purchase of shares of exchange-traded index funds caused that Funds’ ownership of other investment companies to exceed the Funds’ investment guidelines, but not its fundamental investment restrictions or statutory limits. AGIFM and the Trustees reviewed the transactions, and AGIFM has reimbursed the Funds for losses identified in that review.

          As part of an SEC staff inquiry, the SEC has taken the position that certain purchases of exchange traded index funds caused certain Funds’ ownership of other investment companies to exceed the statutory limit on the ownership of voting stock. The SEC staff requested that AGIFM reimburse those Funds for losses and management fees attributable to the portions of the transactions which exceeded the statutory limit. Without conceding that those purchases exceeded the statutory limit, AGIFM has reimbursed the Funds for losses identified using the approach taken in connection with the reimbursement referred to above. There can be no assurance that the SEC staff will not assert a different measure of loss and, if so, additional amounts may be paid by AGIFM to those Funds.

          RCM Global Technology Fund was reimbursed $39,452 ($0.001 per share) in connection with this matter.

12.31.05  |  RCM Funds Semi-Annual Report   39

Board Approval of Investment Advisory and Portfolio Management Agreements (unaudited)

The Investment Company Act of 1940 (the “Investment Company Act”) requires that both the full Board of Trustees and a majority of the Trustees who are not interested persons of the Trust (the “Independent Trustees”), voting separately, annually approve the continuation of the Trust’s Amended and Restated Investment Advisory Agreement on behalf of each Fund with Allianz Global Investors Fund Management LLC (the “Adviser”) and the Portfolio Management Agreement between the Adviser and the sub-adviser for each Fund (collectively, the “Agreements”). The sub-adviser for the Funds appearing in this report is RCM Capital Management LLC (“RCM”) (the “Sub-Adviser”).

          At an in-person meeting held in December 2005, the Board and the Independent Trustees unanimously approved the continuation of each of the Agreements for an additional one-year period ending December 31, 2006. The material factors and conclusions that formed the basis of these approvals are required to be disclosed in this report and are discussed below.

Review Process
The Investment Company Act requires that the Trustees request and evaluate, and that the Adviser and the Sub-Adviser furnish, such information as may reasonably be necessary for the Trustees to evaluate the terms of the Agreements.

          The Board and/or the Independent Trustees (in certain cases through the Board’s Contracts Committee) met in person and telephonically a number of times from September to December 2005, both with management and in private sessions, for the specific purpose of considering the proposed continuation of the Agreements (the “contract review meetings”). In addition, the Trustees consider matters bearing on the Funds and their investment management and other arrangements at their regular meetings throughout the year, including reviews of investment results and performance data at each regular meeting and periodic presentations from the Sub-Adviser with respect to the Funds it manages.

          During the course of the contract review meetings, the Trustees met with and discussed the proposed continuation of the Agreements with representatives of the Adviser and the Sub-Adviser and received assistance and advice, including written memoranda, from counsel regarding the legal standards applicable to the consideration of advisory arrangements. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from management. The Independent Trustees were also assisted by an independent consultant and the Trust’s independent accountants who reviewed and provided analysis regarding certain information provided by the Adviser and the Sub-Adviser. During the course of the contract review meetings, the Independent Trustees made various requests for additional information or explanations from management regarding information that had been provided, to which management responded either orally or in writing.

          In their deliberations, the Trustees did not identify any particular information that was all-important or controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Furthermore, it is important to recognize that the Funds’ investment management and related fee arrangements are the result of years of review and discussion and that certain aspects of such arrangements may receive greater scrutiny in certain years. The Trustees’ conclusions may be based, in part, on their consideration of these arrangements during the course of the year and in prior years. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund. However, they also took into account the common interests of all the Funds in their review.

Nature, Extent and Quality of Services
In considering the continuation of the Agreements, the Trustees, including the Independent Trustees, evaluated the nature, extent and quality of the advisory and administrative services provided to the Funds by the Adviser and the Sub-Adviser. They considered the terms of the Agreements, including representations from management that the non-monetary terms of each Agreement were comparable to those found in many advisory agreements. The Trustees received and considered information provided by management that described, among other matters: (a) the nature and scope of the advisory and administrative services provided to the Funds and information regarding the experience, qualifications and adequacy of the personnel providing those services, (b) the investment program used by the Sub-Adviser to manage its Funds, (c) possible conflicts of interest and fall-out benefits, (d) brokerage practices, (e) pending litigation and governmental inquiries, (f) the compliance functions of the Adviser and Sub-Adviser, (g) consolidated financial results of the Adviser’s U.S. parent company and its subsidiaries and assets under management and other information relating to the financial resources of the Adviser and the Sub-Adviser, and (h) information relating to portfolio manager compensation.

          The Trustees noted that, pursuant to the Advisory Agreement, the Adviser, subject to the direction of the Board, is responsible for managing, either directly or through others selected by it, the investment activities of the Funds. In addition to considering the Funds’ investment performance (see below), the Trustees considered, among other matters, the Adviser’s general oversight of the Funds and the Sub-Advisers noting that the Funds are multi-manager funds and thus more complex to oversee than mutual funds with a single investment manager. They also took into account the Adviser’s compliance program, including steps taken by the Adviser to enhance compliance capabilities, and the resources being devoted to compliance. The Trustees noted steps taken by the Adviser to address conflicts of interest in its business generally, such as establishing the position of conflicts officer.

          The Trustees noted that, pursuant to the Portfolio Management Agreement, the Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of a Fund’s assets, subject to the general supervision of the Adviser and the Board of Trustees. The Sub-Adviser implements the Funds’ investment programs (subject to the terms of the prospectus), analyzes economic trends, evaluates the risk/return characteristics of the Funds, constructs the Funds’ portfolios, monitors the Funds’ compliance with investment restrictions, and reports to the Trustees. In addition to considering the Funds’ investment performance (see below), the Trustees considered information concerning the investment philosophy and investment process used by the Sub-Adviser in managing the Funds and the in-house research capabilities of the Sub-Adviser. They also considered various investment resources available to the Sub-Adviser, including research services acquired with “soft dollars” available to the Sub-Adviser as a result of securities transactions effected for the Funds and

40   RCM Funds Semi-Annual Report   |  12.31.05

other clients. The Trustees reviewed the Sub-Adviser’s compliance program, including enhancements made during the past year.

          The Trustees considered, among other matters, that, in addition to overseeing the Sub-Adviser, the Adviser provides or procures through third-party service providers most administrative services required by the Funds under a separate Administration Agreement. These services include accounting, bookkeeping, tax, legal, audit, custody, transfer agency, valuation and compliance services, preparation of prospectuses, shareholder reports and other regulatory filings, oversight and coordination of activities of third-party service providers and various shareholder services. The Trustees also took into account the “unitary” administrative fee structure applicable to the Funds, under which certain third-party services ordinarily the financial responsibility of a mutual fund (e.g., audit, custody, accounting, legal, transfer agency, and printing services) are, in the case of the Funds, paid for by the Adviser out of its administrative fee. They also took into account that the Adviser provides each Fund with office space, administrative services and personnel, and that the Adviser and its affiliates pay all of the compensation of the Funds’ interested Trustees and officers (in their capacities as employees of the Adviser or such affiliates).

          The Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the scope of the services provided to the Funds by the Adviser and the Sub-Adviser under the Agreements and the Administration Agreement were consistent with the Funds’ operational requirements; that the Adviser and the Sub-Adviser had the capabilities, resources and personnel necessary to provide the advisory and administrative services currently required by each Fund; and that, overall, they were satisfied with the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser to the Funds.

Fund Performance
In connection with the contract review meetings, the Trustees reviewed information provided by Lipper, Inc. (“Lipper”) regarding the total return investment performance of the Funds, comparing each Fund’s investment results with those of mutual funds in both a peer group and a peer universe, each as selected for that Fund by Lipper, over the 1-, 3-, 5- and 10-year periods (to the extent the Fund had been in existence) ended July 31, 2005. The Trustees also considered, as applicable, information comparing the performance of funds and institutional accounts managed in a similar manner by the Sub-Adviser to that of the Funds. In addition to the information reviewed by the Trustees at the contract review meetings, the Trustees received during the year detailed comparative performance information for each Fund, which included performance versus one or more selected securities indices or other benchmarks. The comparative performance information that was prepared and provided by Lipper and other sources was not independently verified by the Trustees. The Trustees also considered the portfolio turnover rates of each Fund.

          Fund-specific performance results reviewed by the Trustees are discussed below, though due to the passage of time, they are likely to differ from performance results for more recent periods, including those shown elsewhere in this report.

          The Trustees reviewed information showing performance of two share classes of the RCM Large-Cap Growth, Global Technology, Mid-Cap, International Growth Equity, Global Small-Cap and Targeted Core Growth Funds, and one share class of the RCM Financial Services and Global Resources Funds. Only one year, or one and three years, of performance information was presented for the RCM Financial Services and Global Resources Funds because of their short existences. The comparative information showed that, for the RCM Global Technology and Financial Services Funds, performance was above median for the performance universes and performance groups for all periods except, for the RCM Financial Services Fund, performance was below median for the applicable performance group for the one-year period. The comparative information also showed that the performance of the Institutional Class shares of the RCM Large-Cap Growth Fund was above median for the performance universe and performance group for the one- and five-year periods; and for all other RCM Funds (or the other share class, in the case of the RCM Large-Cap Growth Fund), performance was at or below median for the performance universes for all periods (except that the performance of the RCM Global Small-Cap Fund was above median for the three-year period, the performance of the RCM International Growth Equity and Mid-Cap Funds was above median for the ten-year period, and the performance of the RCM Targeted Core Growth Fund was above median for the five-year period); and the performance of the RCM Targeted Core Growth Fund was in the fifth quintile for the one- and three-year periods. The comparative information for the performance groups showed generally similar results. The Trustees also noted that management had recently retained a new chief investment officer for RCM, who had been implementing certain changes in personnel and in the investment decision-making processes, and that more recent relative performance generally had improved. Based on their review, the Trustees concluded that the performance of the RCM Global Technology and Financial Services Funds was sufficient along with other factors considered to merit approval of the continuation of the relevant Agreements. The Trustees concluded that they would continue to monitor the performance of the other RCM Funds, but that they retained confidence in the Adviser’s and RCM’s overall capabilities to provide management for the RCM Funds.

Fees and Other Expenses
The Trustees considered the advisory fees paid by each Fund to the Adviser. In doing so, the Trustees reviewed a report from an independent consultant, which noted that the majority of the Funds’ advisory fees were close to or below average for their Lipper peer group. The Trustees also considered the administrative fee rate paid by each Fund to the Adviser. Among other information, the Trustees considered (i) the level of the Funds’ advisory fees versus their peer groups and peer universes as provided by Lipper; (ii) the level of the Funds’ sub-advisory fees; (iii) the allocation of the advisory fee between the Adviser and the Sub-Adviser, and the services provided by the Adviser, on the one hand, and the Sub-Adviser, on the other hand; (iv) that the Adviser (and not the Funds) pays the sub-advisory fees; (v) historical reasons for the setting of the advisory fees; (vi) that the Funds pay a unitary fee for non-advisory services, which differentiates the Funds from many in the industry; and (vii) each Fund’s total expenses as compared to their peer groups and peer universes as provided by Lipper.

          The Trustees also considered information showing the advisory fees charged by the Sub-Adviser to institutional and other accounts with investment objectives similar to those of the Funds. The information indicated that the fee rates paid to the Sub-Adviser by the Adviser with respect to the Funds were generally similar to (but not necessarily as low as, in all cases) the fee rates charged by the Sub-Adviser to other similar institutional accounts. The Trustees reviewed materials from management describing the differences in services provided to these other accounts, which noted the generally broader scope of services provided by the

12.31.05  |  RCM Funds Semi-Annual Report   41

Board Approval of Investment Advisory and Portfolio Management Agreements (unaudited) (cont.)

Adviser and the Sub-Adviser to the Funds relative to institutional accounts, the higher demands placed on investment personnel and trading infrastructure as a result of the anticipated daily cash in-flows and outflows of the Funds, and the expenses associated with the more extensive regulatory regime governing registered funds.

          The Trustees observed that, with a few exceptions, the Funds’ advisory fees remained generally in line with industry peers, but that for certain Funds non-advisory expenses were higher than those of certain industry peers.

          The Trustees noted that, in connection with last year’s contract review process, they had negotiated to have the Adviser observe additional fee breakpoints for certain share classes under the Administration Agreement. After considering the information provided in connection with this year’s contract review process, the Independent Trustees successfully negotiated with the Adviser to observe fee breakpoints for two additional share classes and to apply breakpoints based on the entire net assets of each Fund (rather than on net assets attributable to particular share classes) under the Administration Agreement. The new fee arrangement took effect January 1, 2006, such that all share classes of all Funds are now entitled to breakpoints under the Administration Agreement.

          The Trustees reviewed information provided by Lipper comparing each Fund’s advisory fee, administration fee and non-management expenses and total expenses for one or two share classes (depending on share classes offered by the Funds) to those of a group of competitor funds of roughly equivalent size, as well as a universe of competitor funds. Fund-specific fee and expense results reviewed by the Trustees are discussed below. The comparative fee and expense information that was prepared and provided by Lipper and other sources was not independently verified by the Trustees.

          Advisory fees generally were below median for all RCM Funds for all expense groups and universes, except for the RCM Global Small-Cap and Global Technology Funds. The Trustees noted that the RCM Global Technology Fund generally had above-median performance for all periods, and that the RCM Global Small-Cap Fund had above-median three-year performance. The Trustees concluded that the advisory fees were acceptable. Administration and non-management expenses generally were below median for the RCM Global Technology Fund for all expense groups and universes, and total expenses were approximately at-median for the Fund for its expense group and universe. For all other RCM Funds, administration and non-management expenses were at or above median for all expense groups and universes, but total expenses were below median for all expense groups and universes (except that total expenses were above median for the RCM Global Small-Cap and Global Resources Funds). The Trustees concluded that the administrative fees and expense ratios were acceptable.

          Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the fees and expenses to be charged under the Agreements and the Administration Agreement represented reasonable compensation to the Adviser and the Sub-Adviser in light of the services provided. In coming to this conclusion, the Trustees took into account, among other factors, the additional administrative fee breakpoints that went into effect on January 1, 2006 as described above.

Costs of Services Provided and Profitability
The Trustees reviewed information regarding the cost of services provided by the Adviser (including the sub-advisory fees paid to the Sub-Adviser) and the estimated profitability of the Adviser’s relationship with the Funds, including a profitability report prepared by management detailing the costs of services provided to the Funds by the Adviser, and the profitability to the Adviser of its advisory and administrative relationships with the Funds, each for the fiscal year ended June 30, 2005. The Trustees also received and reviewed a description of the methodology used by the Adviser in estimating profitability, and took into account, among other things, information and analyses of an independent consultant and the Funds’ independent auditors regarding the profitability information provided. The Trustees noted that certain enhancements had been made since the prior year in the Adviser’s methodology used to determine profitability. The Trustees further noted that the expense allocation methodology utilized by the Adviser has certain limitations and management’s commitment to work with the Board to further refine the methodology for next year’s contract review process.

          The Trustees noted that the Sub-Adviser had not provided information as to the profitability to it of its relationship with the Funds. The Trustees noted, however, that the Sub-Adviser had provided information on fees charged by it for comparable funds and accounts. The materials reviewed by the Trustees showed that the fee rates paid to the Sub-Adviser by the Adviser for the Funds were generally similar (but not necessarily as low as, in all cases) to the rates charged by the Sub-Adviser to other similar institutional accounts.

          The Trustees recognized that the Adviser should, in the abstract, be entitled to earn a reasonable level of profit for the services provided to each Fund, and that it is difficult to make comparisons of profitability from mutual fund advisory and administration contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions about allocations and the adviser’s capital structure and cost of capital. The Trustees considered the overall profitability to the Adviser on a Fund-by-Fund basis, as well as profitability separately as to advisory and administrative functions on a Fund-by-Fund basis. The Trustees reviewed information from an independent consultant regarding profitability of other investment advisers with publicly traded parent companies and concluded that the Adviser’s profitability with respect to the Funds was comparable to the profitability ranges attributable to other investment advisers in the industry. The Trustees concluded that, taking all of the foregoing into account, they were satisfied that the Adviser’s level of profitability from its relationship with each Fund was not excessive.

Possible Fall-Out Benefits
The Trustees considered information regarding the direct and indirect benefits to the Adviser and the Sub-Adviser from their relationships with the Funds, including non-advisory fee compensation to be paid to the Adviser, the Sub-Adviser and their affiliates (such as administrative fees paid to the Adviser and Rule 12b-1 fees and sales charges to the Funds’ distributor, an affiliate of the Adviser), including reputational and other “fall out” benefits. During the course of the year the Trustees received presentations from the Sub-Adviser about its trading practices and brokerage arrangements, including its policies with respect to research provided to Sub-Adviser in connection with trade execution for the Funds (soft dollar arrangements), and the Trustees accepted the representation of the Sub-Adviser that it fulfills its fiduciary obligation of seeking best execution when engaging in portfolio transactions for the Funds. The Trustees also considered the benefits associated with the Funds’ use of a

42   RCM Funds Semi-Annual Report  |  12.31.05

broker-dealer affiliated with the Adviser, which may be done in accordance with applicable law and procedures approved by the Board. The Trustees noted that the Funds have in some cases historically used affiliated brokers for foreign securities transactions, and that an Allianz affiliate receives fees as securities lending agent under the Funds’ securities lending program. The Trustees considered the receipt of these benefits in light of the Adviser’s and its affiliates’ profitability, and concluded that such benefits were not excessive.

Possible Economies of Scale
The Trustees considered the extent to which the Adviser and the Sub-Adviser may realize economies of scale or other efficiencies in managing and supporting the Funds. They noted that as assets increase, certain fixed costs may be spread across a larger asset base, and it was noted that any economies of scale or other efficiencies might be realized (if at all) across a variety of products and services, including the Funds, and not only in respect of a single Fund. The Trustees noted that the methodology used by the Adviser to determine profitability has a bearing on their analysis of economies of scale. The Trustees noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees also noted that the Independent Trustees had concluded in prior years that, under the circumstances, breakpoints in the administrative fee were an effective way to share any economies of scale or other efficiencies with Fund shareholders. The Trustees noted that they had engaged in successful negotiations with the Adviser to observe fee breakpoints under the Administration Agreement effective January 1, 2006, which are described above. Based on these observations, the Trustees concluded that the Funds’ overall fee arrangements would represent an appropriate sharing at the present time between Fund shareholders and the Adviser of any economies of scale or other efficiencies in the management of each Fund at current asset levels.

Conclusions
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the Independent Trustees, unanimously concluded that the continuation of the Agreements was in the best interests of the Funds and their shareholders, and should be approved.

12.31.05  |  RCM Funds Semi-Annual Report   43

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Allianz Funds

Investment Adviser and Administrator	Allianz Global Investors Fund Management LLC (“AGIFM”), 1345 Avenue of the Americas, New York, NY 10105

Sub-Advisers	RCM Capital Management LLC, 4 Embarcadero Center, San Francisco, CA 94111

Distributor	Allianz Global Investors Distributors LLC (“AGID”), 2187 Atlantic Street, Stamford, CT 06902

Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent	Boston Financial Data Services-Midwest (“BFDS”), 330 W. 9th Street, Kansas City, MO 64105

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel	Ropes & Gray LLP, One International Place, Boston, MA 02110

For Account Information	For Allianz Funds account information contact your financial advisor, or if you receive account statements directly from Allianz Global Investors Distributors/BFDS, you can also call (800) 498-5413.

AZ802SA_13756

     Allianz Funds
Semi-Annual Report

DECEMBER 31, 2005

OCC Renaissance Fund

Share Classes	Contents

A B C	Letter to Shareholders	3
	Important Information About the Fund	4–5
	Management Review	6
	Performance Summary	7
	Schedule of Investments	8–11
	Statement of Assets and Liabilities	12
	Statement of Operations	13
	Statement of Changes in Net Assets	14
	Financial Highlights	16–21
	Notes to Financial Statements	22–29
	Board Approval of Investment Advisory	30–34
	and Portfolio Management Agreements

This material is authorized for use only when preceded or accompanied by the current Allianz Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Fund carefully before investing. This and other information is contained in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

Letter to Shareholders

Dear Shareholder:

U.S. stocks proved their mettle over the six months ended December 31, 2005 by producing positive returns in the face of numerous market challenges. Rising interest rates, record high oil prices and natural disasters were among the factors that fueled uncertainty. Nevertheless, improving corporate earnings and lower-than-expected inflation helped push stocks into positive territory by the end of the six-month period.

The broader market, as measured by the S&P 500 Index, returned 5.76% over this time frame. Growth stocks outperformed value stocks across all market capitalizations, with the strongest performance coming from mid-cap growth stocks. Materials, energy and financial stocks were also top-performers during the reporting period. International equities continued to outpace domestic stocks, as they have done for each of the past four years, with the MSCI EAFE Index up 14.99% during the six months.

The headwinds faced by the financial markets over the past six months are yet another reminder that investors would do well to focus on the long term. Markets can be volatile, and stock performance can vary widely from year to year. Investors who maintain a long-term perspective are more likely to withstand short-term market pressures and to reap the potential benefits of an allocation to the equity markets.

Inside this report, you will find detailed information about your Fund's performance over the reporting period. If you have any questions concerning this report, please contact your financial advisor. You can also call us at 1-800-426-0107 or visit our Web site at www.allianzinvestors.com.

Thank you for your continued support of the Allianz Funds. We look forward to serving you in the months and years ahead.

E. Blake Moore, Jr.
President
January 31, 2006

12.31.05 | OCC Renaissance Fund Semi-Annual Report 3

Important Information About the Fund

The inception date on the Fund Summary page is the inception date of the Fund's oldest share class or classes. Unless otherwise indicated, the actual share class (A, B or C) is one of the Fund's oldest share classes. The oldest share class for OCC Renaissance Fund is C, and the A and B shares were first offered in 2/91 and 5/95, respectively. Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class's different operating expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class A shares are subject to an initial sales charge. Class B shares are subject to a contingent deferred sales charge [CDSC] which declines from 5% in the first year to 0% at the beginning of the seventh year. Class C shares are subject to a 1% CDSC, which may apply in the first year.

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

The Lipper Averages are calculated by Lipper, Inc. They are based on the total return performance, with distributions reinvested and operating expenses deducted, of funds included by Lipper in the stated category. Lipper does not take into account sales charges.

The Change in Value chart assumes the initial investment was made on the first day of the Fund's initial fiscal year. The chart reflects any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes.

The Trust files complete schedules of each Fund's portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC's Web site at http://www.sec.gov. A copy of the Funds' Form N-Q, when available, will be available without charge, upon request, by calling the Fund at 1-888-877-4626. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Allianz Global Investors has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that Allianz Global Investors will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that Allianz Global Investors may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held

4 OCC Renaissance Fund Semi-Annual Report | 12.31.05

Important Information About the Fund (cont.)

during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-888-877-4626 and on the Securities and Exchange Commission's (“SEC”) Web site at http://www.sec.gov.

The following disclosure provides important information regarding the Fund's Expense Example, which appears on the Fund Summary page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for the Fund.

Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated, which is from 07/01/05 to 12/31/05.

Actual Expenses
The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Certain information on the Fund Profile page(s) including Total Return, Change in Value charts, Hypothetical Expenses and Top Sectors is unaudited.

Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford CT 06902, www.allianzinvestors.com, 1-888-877-4626.

12.31.05 | OCC Renaissance Fund Semi-Annual Report 5

Management Review

•	OCC Renaissance Fund seeks long-term growth
of capital and income by investing at least 65%
of its assets in the common stocks of companies
with below-average valuations whose business
fundamentals are expected to improve.
Although the Fund typically invests in compa-
nies with market capitalizations of $1 billion to
$10 billion at the time of investment, it may
invest in companies in any capitalization range.
To achieve income, the Fund invests a portion of
its assets in stocks that the portfolio managers
expect will generate income (for example, by
paying dividends).

•	The Fund's Class A Shares returned 5.59% for
the six months ended December 31, 2005.
This performance trailed the 6.76% return of
the Fund's benchmark, the Russell Midcap
Value Index.

•	Record high energy prices, inflation fears and a
much-discussed real estate market combined
to keep stocks relatively flat in the first six
months of 2005. But, the market picked up in
the second half of the year, with a strong third
quarter and modest gains in the fourth quarter.
Within stocks, mid-caps outperformed large-
and small-cap stocks and growth outperformed
value.

•	The Fund's relative performance was due in part
to disappointing stock selection in the health-
care and technology sectors. Within healthcare,
performance was hindered by names such as
Beckman Coulter, a provider of diagnostic
instruments and supplies. Beckman's change in
accounting methods, coupled with some mod-
est gross margin pressure, led to an unexpected
shortfall in the company's accounting income.
We continue to hold a position in the company
as we believe it is fundamentally strong and
substantially undervalued.

•	Within technology, performance was hurt by
bar-code equipment maker Zebra Technolo-
gies. Zebra sales fell as struggling retailers cut
back on purchasing new inventory manage-
ment systems.

•	Performance was helped over the reporting
period by strong stock selection in the financial
sector. One standout financial stock is commer-
cial lender CIT Group. CIT reported earnings
growth and higher returns thanks to lower-
than-normal credit losses. The stock rose over
20% over the six-month period.

6 OCC Renaissance Fund Semi-Annual Report | 12.31.05

OCC Renaissance Fund Performance Summary	Ticker Symbols:
	Class A:	PQNAX
	Class B:	PQNBX
	Class C:	PQNCX

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception*
					(04/18/88 )

OCC Renaissance Fund Class A	5.59%	-3.61%	9.26%	16.16%	13.85%

OCC Renaissance Fund Class A (adjusted)	-0.22%	-8.91%	8.03%	15.51%	13.49%

OCC Renaissance Fund Class B	5.21%	-4.32%	8.45%	15.55%	13.51%

OCC Renaissance Fund Class B (adjusted)	0.87%	-8.26%	8.16%	15.55%	13.51%

OCC Renaissance Fund Class C (adjusted)	4.29%	-5.13%	8.44%	15.30%	13.00%

Russell Midcap Value Index	6.76%	12.64%	12.20%	13.65%	14.12%

Lipper Mid-Cap Value Fund Average	6.53%	9.15%	11.28%	12.15%	12.20%

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. Please see page 4 for more information.

Expense Example
Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

				Hypothetical Performance
	Actual Performance			(5% return before expenses)

	Class A	Class B	Class C	Class A	Class B	Class C

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,055.90	$1,052.10	$1,051.50	$1,019.00	$1,015.22	$1,015.22

Expenses Paid During Period	$6.37	$10.24	$10.24	$6.26	$10.06	$10.06

For each class of the Fund, expenses are equal to the expense ratio for the class (1.22% for Class A, 1.97% for Class B, 1.97% for Class C), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05	Sector Breakdown as of 12/31/05

	Financial & Business Services	33.8%

	Short-Term Investments	16.2%

	Healthcare	12.5%

	Technology	11.2%

	Consumer Services	9.0%

	Capital Goods	7.5%

	Energy	6.9%

	Consumer Discretionary	5.2%

	Utilities	3.9%

	Other	-6.2%

12.31.05 | OCC Renaissance Fund Semi-Annual Report 7

Schedule of Investments
OCC Renaissance Fund

December 31, 2005 (unaudited)

		Value
	Shares	(000s)

COMMON STOCK—99.7%

Aerospace—3.3%
DRS Technologies, Inc. (b)	709,000	$36,457

Goodrich Corp.	737,000	30,291

L-3 Communications Holdings, Inc.	736,000	54,721

		121,469

Capital Goods—7.5%
Dover Corp.	533,000	21,581

Eaton Corp.	2,129,000	142,835

Parker Hannifin Corp.	966,200	63,731

Zebra Technologies Corp., Class A (a)(b)	1,064,000	45,592

		273,739

Communications—2.3%
Alltel Corp.	1,300,000	82,030

Consumer Discretionary—5.2%
Applebee’s International, Inc.	928,000	20,964

Claire’s Stores, Inc.	767,000	22,412

Family Dollar Stores, Inc.	1,000,000	24,790

Oshkosh Truck Corp., Class B	911,000	40,621

Ruby Tuesday, Inc.	283,000	7,327

TJX Cos., Inc.	3,076,000	71,455

		187,569

Consumer Services—9.0%
Career Education Corp. (a)(b)	1,000,000	33,720

Lamar Advertising Co., Class A (a)(b)	939,000	43,326

News Corp., Class A	2,000,000	31,100

Royal Caribbean Cruises Ltd. (b)	2,672,000	120,400

WPP Group PLC	9,108,000	98,537

		327,083

Energy—6.9%
Burlington Resources, Inc. (b)	500,000	43,100

ConocoPhillips (b)	400,000	23,272

Input/Output, Inc. (a)(b)	2,426,000	17,055

International Coal Group, Inc. (a)	771,000	7,325

National-Oilwell, Inc. (a)(b)	999,000	62,637

XTO Energy, Inc. (b)	2,178,000	95,701

		249,090

Financial Services—33.8%
Ambac Financial Group, Inc.	602,700	46,444

Capital One Financial Corp. (b)	1,100,000	95,040

CIT Group, Inc.	2,686,000	139,081

Citigroup, Inc.	2,000,000	97,060

Conseco, Inc. (a)(b)	2,078,000	48,147

Countrywide Financial Corp.	2,000,000	68,380

8 OCC Renaissance Fund Semi-Annual Report | 12.31.05 | See accompanying notes

		Value
	Shares	(000s)

Hartford Financial Services Group, Inc. (b)	978,000	$84,000

JP Morgan Chase & Co.	2,400,000	95,256

M&T Bank Corp.	281,000	30,643

Marsh & McLennan Cos., Inc.	3,027,900	96,166

Merrill Lynch & Co., Inc.	1,200,000	81,276

PartnerRe Ltd. (b)	686,000	45,050

Platinum Underwriters Holdings Ltd.	965,000	29,983

Reinsurance Group of America (b)	1,173,000	56,022

TCF Financial Corp. (b)	1,678,000	45,541

XL Capital Ltd., Class A (b)	633,400	42,679

Zions Bancorporation	1,679,000	126,865

		1,227,633

Healthcare—12.5%
Beckman Coulter, Inc.	1,368,000	77,839

Charles River Laboratories International, Inc. (a)	679,000	28,769

DaVita, Inc. (a)	1,082,000	54,792

Invitrogen Corp. (a)(b)	1,118,000	74,504

Laboratory Corp. of America Holdings (a)(b)	1,521,000	81,906

Pfizer, Inc.	4,000,000	93,280

Sanofi-Aventis	500,000	43,774

		454,864

Materials & Processing—2.9%
Huntsman Corp. (a)	1,426,000	24,556

Lyondell Chemical Co.	916,000	21,819

Smurfit-Stone Container Corp. (a)(b)	4,190,000	59,372

		105,747

Technology—11.2%
Amphenol Corp., Class A	713,000	31,557

Dun & Bradstreet Corp. (a)	530,000	35,489

Gentex Corp. (b)	3,025,000	58,987

Jabil Circuit, Inc. (a)	2,899,000	107,524

McAfee, Inc. (a)	1,782,600	48,362

Taiwan Semi-conductor Manufacturing
Co., Ltd. ADR	5,000,000	49,550

Thermo Electron Corp. (a)	1,015,000	30,582

Waters Corp. (a)	1,181,000	44,642

		406,693

Transportation—1.2%
Continental Airlines, Inc. (a)(b)	2,000,000	42,600

See accompanying notes | 12.31.05 | OCC Renaissance Fund Semi-Annual Report 9

Schedule of Investments (cont.)
OCC Renaissance Fund

December 31, 2005 (unaudited)

		Value
	Shares	(000s)

Utilities—3.9%
Cinergy Corp.	1,382,000	$58,680

Dominion Resources, Inc. (b)	500,000	38,600

DPL, Inc.	844,000	21,952

SCANA Corp.	547,000	21,541

		140,773

Total Common Stock
(cost—$3,293,799)		3,619,290

EXCHANGE-TRADED FUNDS 1.6%

Canadian Oil Sands Trust, Unit	343,000	37,179

iShares Russell Midcap Value Index Fund (b)	157,500	19,596

Total Exchange-Traded Funds
(cost—$52,444)		56,775

SHORT-TERM INVESTMENTS 16.2%

Collateral Invested for Securities on Loan (d)—15.7%
Allianz Dresdner Daily Asset Fund (e)	15,000	15,000

	Principal
	Amount
	(000s)

Adirondack 2005-1 Corp.,
4.329% due 1/17/06	$3,000	2,994
4.342% due 1/17/06	5,000	4,989
4.344% due 1/25/06	5,000	4,984

Bank of America N.A.,
4.33% due 1/3/06	17,000	17,000

Bavaria TRR Corp., FRN (c)
4.365% due 1/25/06	5,000	4,984
4.368% due 1/25/06	62,000	61,805

Bavaria Universal Funding,
4.412% due 2/27/06, FRN (c)	7,000	6,950

Bayerische Landesbank,
4.399% due 7/24/06, FRN	1,000	1,000

Bear Stearns Co., Inc.,
4.37% due 1/3/06	68,740	68,740

Beta Finance, Inc., Series 3,
4.301% due 8/1/06, FRN (c)	5,000	5,001

Canadian Imperial Bank,
4.00% due 1/3/06	794	794

Citigroup Global Markets, Inc.,
4.32% due 1/3/06	48,300	48,300

Compass Securitization,
4.374% due 1/23/06	5,000	4,986
4.376% due 1/23/06	50,000	49,856

Credit Suisse First Boston, FRN
4.314% due 2/27/06	4,000	4,003
4.319% due 2/27/06	40,000	40,028
4.324% due 2/6/06	25,000	25,017

Davis Square Funding V Corp.,
4.347% due 1/31/06	500	498
4.352% due 1/3/06	15,000	14,993

10 OCC Renaissance Fund Semi-Annual Report | 12.31.05 | See accompanying notes

	Principal
	Amount	Value
	(000s)	(000s)

General Electric Capital, FRN
4.274% due 2/6/06	$4,855	$4,866
4.296% due 3/29/06	4,000	4,003

Goldman Sachs Group L.P., Series 2,
4.389% due 9/15/06, FRN (c)	39,000	39,008

Harrier Finance Funding LLC
4.35% due 9/15/06, FRN (c)	3,000	2,999

Morgan Stanley,
4.28% due 2/3/06, FRN	10,000	10,000
4.33% due 6/20/06	11,750	11,750
4.33% due 7/10/06	32,000	32,000

Northern Rock PLC,
4.321% due 2/3/06, FRN (c)	5,000	5,000

Ormond Quay Funding LLC,
4.322% due 1/30/06	2,000	1,992
4.331% due 1/30/06	2,000	1,992
4.368% due 1/27/06	6,000	5,980
4.373% due 1/27/06	20,000	19,932

Sierra Madre Funding Delaware Corp.,
4.35% due 1/26/06	1,000	997
4.356% due 1/26/06	5,000	4,984

Skandinaviska Enskilda Banken,
4.349% due 1/20/06	10,000	10,000

Treasury Bank, FRN
4.419% due 2/27/06	14,000	14,000
4.429% due 3/15/06	18,000	18,000

Total Collateral Invested for Securities on Loan (cost—$569,385)		569,425

Repurchase Agreement—0.5%
State Street Bank & Trust Co.,
dated 12/30/05, 3.90%, due 1/3/06, proceeds $20,487;
collateralized by Federal Home Loan Bank, 4.375%, 9/17/10,
valued at $20,892 including accrued interest (cost—$20,478)	20,478	20,478

Total Short-Term Investments
(cost—$589,863)		589,903

Total Investments
(cost—$3,936,106)—117.5%		4,265,968

Liabilities in excess of other assets—(17.5)%		(634,146)

Net Assets—100.0%		$3,631,822

Notes to Schedule of Investments (amounts in thousands):

(a)	Non-income producing.

(b)	All or portion on loan with an aggregate market value of $553,281; cash collateral of $568,357 was received with which the Fund purchased short-term investments.

(c)	144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	Securities purchased with the cash proceeds from securities on loan.

(e)	The Fund is investing in shares of an affiliated Fund.

Glossary:
ADR — American Depositary Receipt
FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.
Unit — More than one class of securities traded together.

See accompanying notes | 12.31.05 | OCC Renaissance Fund Semi-Annual Report 11

Statement of Assets and Liabilities
December 31, 2005 (unaudited)

Amounts in thousands, except per share amounts

Assets:
Investments, at value	$4,265,968

Cash	6,263

Security lending interest receivable (net)	57

Receivable for Fund shares sold	2,907

Interest and dividends receivable (net of taxes)	1,481

4,276,676

Liabilities:
Payable for Fund shares redeemed	70,298

Payable for collateral for securities on loan	569,425

Investment advisory fee payable	1,935

Administration fee payable	1,177

Distribution fee payable	1,278

Servicing fee payable	741

644,854

Net Assets	$3,631,822

Net Assets Consist of:
Paid-in capital	$3,276,189

Dividends in excess of net investment income	(4,298)

Accumulated net realized gain on investments	30,110

Net unrealized appreciation	329,821

$3,631,822

Net Assets:
Class A	$1,377,511

Class B	888,350

Class C	979,674

Other Classes	386,287

Shares Issued and Outstanding:
Class A	64,249

Class B	44,943

Class C	49,949

Other Classes	17,957

Net Asset Value and Redemption Price*
Per Share (Net Asset Per Share Outstanding)
Class A	$21.44

Class B	19.77

Class C	19.61

Cost of Investments	$3,936,106

*With respect to the A, B, and C Classes, the redemption price varies by the length of time shares are held.

12 OCC Renaissance Fund Semi-Annual Report | 12.31.05 | See accompanying notes

Statement of Operations
Six Months ended December 31, 2005 (unaudited)

Amounts in thousands

Investment Income:
Interest	$997

Dividends, net of foreign withholding taxes	28,857

Security lending income (net)	329

Total Income	30,183

Expenses:
Investment advisory fees	12,939

Administration fees	7,823

Distribution fees – Class B	3,717

Distribution fees – Class C	4,377

Servicing fees – Class A	2,095

Servicing fees – Class B	1,239

Servicing fees – Class C	1,459

Distribution and/or servicing fees – Other Classes	505

Trustees’ fees	300

Interest expense	3

Net Expenses	34,457

Net Investment Loss	(4,274)

Realized and Change in Unrealized Gain (Loss):
Net realized gain on investments	219,616

Net realized loss on foreign currency transactions	(5,361)

Payments from Affiliates*	5,075

Net change in unrealized appreciation/depreciation on investments	(953)

Net change in unrealized appreciation/depreciation on translation of
assets and liabilities denominated in foreign currencies	14

Net realized and change in unrealized gain	218,391

Net Increase in Net Assets Resulting from Operations	$214,117

* See Note 9

See accompanying notes | 12.31.05 | OCC Renaissance Fund Semi-Annual Report 13

Statements of Changes in Net Assets

Amounts in thousands

	Six months ended	Year ended
	December 31, 2005	June 30, 2005
Increase (Decrease) in Net Assets from:	(unaudited)

Operations:
Net investment loss	$(4,274)	$(23,651)

Net increase from repayments by Investment Manager	0	3,880

Net realized gain	214,255	874,642

Payments from Affiliates**	5,075	—

Net change in unrealized appreciation /depreciation	(939)	(975,852)

Net increase (decrease) resulting from operations	214,117	(120,981)

Distributions to Shareholders:
From net realized capital gains
Class A	(240,620)	0

Class B	(162,859)	0

Class C	(183,194)	0

Other Classes	(70,597)	0

Total Distributions to Shareholders	(657,270)	0

Fund Share Transactions:
Receipts for shares sold
Class A	123,709	761,552

Class B	23,161	112,016

Class C	48,775	258,982

Other Classes	140,968	322,409

Issued in reinvestment of distributions
Class A	205,481	0

Class B	134,890	0

Class C	142,797	0

Other Classes	46,121	0

Cost of shares redeemed
Class A	(773,466)	(1,126,940)

Class B	(237,688)	(323,228)

Class C	(416,283)	(561,024)

Other Classes	(256,546)	(687,452)

Net decrease from Fund share transactions	(818,081)	(1,243,685)

Fund Redemption Fees	73	429

Total Decrease in Net Assets	(1,261,161)	(1,364,237)

Net Assets:
Beginning of period	4,892,983	6,257,220

End of period*	$3,631,822	$4,892,983

*Including dividends in excess of net investment income of:	$(4,298)	$(24)

** See Note 9

14 OCC Renaissance Fund Semi-Annual Report | 12.31.05 | See accompanying notes

(This Page Intentionally Left Blank)

Financial Highlights

Class A Shares
Selected Per Share
Data for the
Periods Ended:	12/31/2005†		6/30/2005

Net Asset Value Beginning of Period	$24.30		$24.71

Net Investment Income (Loss)(a)	0.02		0.00

Net Realized and Change in Unrealized Gain (Loss)
on Investments(a)	1.35		(0.41)

Total Income (Loss) from Investment Operations	1.37		(0.41)

Dividends from Net Investment Income	0.00		0.00

Dividends from Net Realized Capital Gains	(4.23)		0.00

Total Distributions	(4.23)		0.00

Fund Redemption Fees(a)	0.00	(h)	0.00

Net Asset Value End of Period	$21.44	(g)	$24.30	(f)

Total Return	5.59	%(g)	(1.66	)%(f)

Net Assets End of Period (000s)	$1,377,511		$1,976,127

Ratio of Net Expenses to Average Net Assets	1.23	%*(i)	1.23	%(b)(d)(e)

Ratio of Net Investment Income (Loss) to
Average Net Assets	0.16	%*	0.01%

Portfolio Turnover Rate	44%		101%

†	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the net assets for the Class A, B and C shares did not exceed $2.5 billion, the ratio of expenses to average net assets would have been 1.25%.
(c)	Ratio of expenses to average net assets excluding trustees’ expense is 1.23%.
(d)	Effective April 1, 2005, the administrative fee is subject to a reduction of 0.025% on assets in excess of $1 billion and an additional 0.025% on assets in excess of $2.5 billion each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D and R shares.
(e)	Ratio of expenses to average net assets excluding trustees’ expense is 1.22%
(f)	Repayments by the investment manager increased the end of period net asset value per share by $0.02 and total return by 0.06%. If the investment manager had not made repayments, end of period net asset value and total return would have been $24.28 and (1.72)%, respectively.
(g)	Repayments by the investment manager increased the end of the period net asset value per share by $0.03 and total return by 0.15%. If the investment manager had not made repayments, end of period net asset value and total return would have been $21.41 and 5.44% respectively.
(h)	Amount is less than $.01.
(i)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.22%

16 OCC Renaissance Fund Semi-Annual Report | 12.31.05 | See accompanying notes

6/30/2004		6/30/2003	6/30/2002		6/30/2001

$17.18		$19.10	$19.31		$14.95

(0.04)		0.01	0.02		0.10

7.57		(1.24)	1.09		5.46

7.53		(1.23)	1.11		5.56

0.00		0.00	0.00		(0.07)

0.00		(0.69)	(1.32)		(1.13)

0.00		(0.69)	(1.32)		(1.20)

0.00		0.00	0.00		0.00

$24.71		$17.18	$19.10		$19.31

43.83%		(5.92)%	5.43%		38.39%

$2,375,379		$1,157,435	$1,503,396		$424,024

1.24	%(b)(c)	1.25%	1.24	%(b)	1.25%

(0.17)%		0.09%	0.09%		0.57%

60%		76%	109%		138%

See accompanying notes | 12.31.05 | OCC Renaissance Fund Semi-Annual Report 17

Financial Highlights (cont.)

Class B Shares
Selected Per Share
Data for the
Periods Ended:	12/31/2005†		6/30/2005

Net Asset Value Beginning of Period	$22.80		$23.35

Net Investment Loss(a)	(0.07)		(0.17)

Net Realized and Change in Unrealized Gain (Loss)
on Investments(a)	1.27		(0.38)

Total Income (Loss) from Investment Operations	1.20		(0.55)

Dividends from Net Investment Income	0.00		0.00

Dividends from Net Realized Capital Gains	(4.23)		0.00

Total Distributions	(4.23)		0.00

Fund Redemption Fees(a)	0.00	(h)	0.00

Net Asset Value End of Period	$19.77	(g)	$22.80	(f)

Total Return	5.21	%(g)	(2.35)%(f)

Net Assets End of Period (000s)	$888,350		$1,082,660

Ratio of Net Expenses to Average Net Assets	1.99	%*(i)	1.98	%(b)(d)(e)

Ratio of Net Investment Loss to
Average Net Assets	(0.59	)%*	(0.74)%

Portfolio Turnover Rate	44%		101%

†	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the net assets for the Class A, B and C shares did not exceed $2.5 billion, the ratio of expenses to average net assets would have been 2.00%.
(c)	Ratio of expenses to average net assets excluding trustees’ expense is 1.98%.
(d)	Effective April 1, 2005, the administrative fee is subject to a reduction of 0.025% on assets in excess of $1 billion and an additional 0.025% on assets in excess of $2.5 billion each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D and R shares.
(e)	Ratio of expenses to average net assets excluding trustees’ expense is 1.97%
(f)	Repayments by the investment manager increased the end of period net asset value per share by $0.02 and total return by 0.07%. If the investment manager had not made repayments, end of period net asset value and total return would have been $22.78 and (2.42)%, respectively.
(g)	Repayments by the investment manager increased the end of the period net asset value per share by $0.03 and total return by 0.16%. If the investment manager had not made repayments, end of period net asset value and total return would have been $19.74 and 5.05% respectively
(h)	Amount is less than $.01.
(i)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.97%

18 OCC Renaissance Fund Semi-Annual Report | 12.31.05 | See accompanying notes

6/30/2004		6/30/2003	6/30/2002		6/30/2001

$16.37		$18.37	$18.74		$14.60

(0.19)		(0.09)	(0.13)		(0.03)

7.17		(1.22)	1.08		5.31

6.98		(1.31)	0.95		5.28

0.00		0.00	0.00		(0.01)

0.00		(0.69)	(1.32)		(1.13)

0.00		(0.69)	(1.32)		(1.14)

0.00		0.00	0.00		0.00

$23.35		$16.37	$18.37		$18.74

42.64%		(6.60)%	4.71%		37.23%

$1,322,887		$838,701	$1,090,610		$315,977

1.99	%(b)(c)	2.00%	1.98	%(b)	2.00%

(0.92)%		(0.66)%	(0.65)%		(0.17)%

60%		76%	109%		138%

See accompanying notes | 12.31.05 | OCC Renaissance Fund Semi-Annual Report 19

Financial Highlights (cont.)

Class C Shares
Selected Per Share
Data for the
Periods Ended:	12/31/2005†		6/30/2005

Net Asset Value Beginning of Period	$22.66		$23.21

Net Investment Loss(a)	(0.07)		(0.17)

Net Realized and Change in Unrealized Gain (Loss)
on Investments(a)	1.25		(0.38)

Total Income (Loss) from Investment Operations	1.18		(0.55)

Dividends from Net Investment Income	0.00		0.00

Dividends from Net Realized Capital Gains	(4.23)		0.00

Total Distributions	(4.23)		0.00

Fund Redemption Fees(a)	0.00	(h)	0.00

Net Asset Value End of Period	$19.61	(g)	$22.66	(f)

Total Return	5.15	%(g)	(2.37	)%(f)

Net Assets End of Period (000s)	$979,674		$1,331,633

Ratio of Net Expenses to Average Net Assets	1.99	%*(i)	1.98	%(b)(d)(e)

Ratio of Net Investment Loss to
Average Net Assets	(0.59	)%*	(0.74)%

Portfolio Turnover Rate	44%		101%

†	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	If the net assets for the Class A, B and C shares did not exceed $2.5 billion, the ratio of expenses to average net assets would have been 2.00%.
(c)	Ratio of expenses to average net assets excluding trustees’ expense is 1.98%.
(d)	Effective April 1, 2005, the administrative fee is subject to a reduction of 0.025% on assets in excess of $1 billion and an additional 0.025% on assets in excess of $2.5 billion each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D and R shares.
(e)	Ratio of expenses to average net assets excluding trustees’ expense is 1.97%
(f)	Repayments by the investment manager increased the end of period net asset value per share by $0.02 and total return by 0.07%. If the investment manager had not made repayments, end of period net asset value and total return would have been $22.64 and (2.44)%, respectively.
(g)	Repayments by the investment manager increased the end of the period net asset value per share by $0.03 and total return by 0.16%. If the investment manager had not made repayments, end of period net asset value and total return would have been $19.58 and 4.99% respectively.
(h)	Amount is less than $.01.
(i)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.97%

20 OCC Renaissance Fund Semi-Annual Report | 12.31.05 | See accompanying notes

6/30/2004		6/30/2003	6/30/2002		6/30/2001

$16.26		$18.26	$18.64		$14.52

(0.19)		(0.09)	(0.13)		(0.02)

7.14		(1.22)	1.07		5.28

6.95		(1.31)	0.94		5.26

0.00		0.00	0.00		(0.01)

0.00		(0.69)	(1.32)		(1.13)

0.00		(0.69)	(1.32)		(1.14)

0.00		0.00	0.00		0.00

$23.21		$16.26	$18.26		$18.64

42.74%		(6.65)%	4.68%		37.29%

$1,669,104		$1,020,956	$1,439,607		$607,511

1.99	%(b)(c)	2.00%	1.99	%(b)(c)	2.00%

(0.92)%		(0.66)%	(0.65)%		(0.14)%

60%		76%	109%		138%

See accompanying notes | 12.31.05 | OCC Renaissance Fund Semi-Annual Report 21

Notes to Financial Statements (unaudited)
December 31, 2005

1. Organization

The OCC Renaissance Fund (“Fund”) is a fund of the Allianz Funds (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Massachusetts business trust. The Trust currently consists of thirty-two separate investment funds. The Trust may offer up to seven classes of shares: Institutional, Administrative, A, B, C, D and R. Information presented in these financial statements pertains to the A, B and C Classes (the “Retail Classes”) of the Fund. Certain detailed financial information for the Institutional, Administrative, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. The prices used by the Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

     Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

     Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open, or if no sales are reported, as is the case for most securities traded over-the counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The market value for NASDAQ National Market and SmallCap securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price.

     The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Fund’s NAV is calculated. With respect to certain foreign securities, the Fund may fair value securities using modeling tools provided by third-party vendors. The Fund retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

22 OCC Renaissance Fund Semi-Annual Report | 12.31.05

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared and distributed to shareholders annually. Net long-term capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards. Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multi-Class Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income, non-class specific expenses, and realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Federal Income Taxes. The Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency. The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Foreign Taxes on Dividends. Dividend income in the Statements of Operations is shown net of foreign taxes withheld on dividends from foreign securities. Foreign taxes withheld were $104,567.

Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment adviser) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts, and believe the risk of loss to be remote.

Repurchase Agreements. The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, the Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Securities Lending. The Fund may engage in securities lending. The loans are secured by collateral at least equal, at all times, to the market value of the loaned securities. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Security lending income is disclosed as such in the Statements of Operations. Income generated from the investment of cash collateral, less negotiated rebate fees paid to borrowers and transaction costs, is divided between the Fund and Dresdner Bank AG, an affiliate. The amount paid to Dresdner Bank AG for the period ended

12.31.05 | OCC Renaissance Fund Semi-Annual Report 23

Notes to Financial Statements (Unaudited) (Cont.)
December 31, 2005

December 31, 2005 was $62,621. Cash collateral received for securities on loan is invested in securities identified in the Schedule of Investments and the corresponding liability is recognized as such in the Statements of Assets and Liabilities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders’, administration and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Fund also bears the risk of loss in the event the securities purchased with cash collateral depreciate in value. Dresdner Bank AG, a direct subsidiary to Allianz AG, is the securities lending agent for the Trust.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Allianz Global Investors Fund Management LLC (“AGIFM”), is an indirect subsidiary of Allianz Global Investors of America L.P. and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at the annual rate as noted in the table below.

     The Fund also has a sub-advisor, which under supervision of AGIFM, directs the investments of the Fund’s assets. The advisory fees received by the Adviser are paid all or in part to the sub-advisors in accordance with the portfolio management agreements.

Administration Fee. The Adviser provides administrative services to the Trust for which it receives from each Fund a monthly administration fee. The Administration Fee for all classes is charged at an annual rate as noted in the following table:

Investment Advisory Fee	Administration Fee*

	Inst’l	Admin.	Class A, B
All Classes	Class(1)	Class(1)	and C(2)	Class D(2)	Class R(2)

0.60%	0.25%	0.25%	0.40%	0.40%	0.40%

1)	Effective January 1, 2006 the Administrative Fee rate for the Inst’l and Admin Classes is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the
Fund exceed $1 billion, and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion.

2)	The Administrative Fee rate for Classes A, B,C,D,R is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion, an additional 0.05% to the extent the aggregate average daily net assets of the Fund exceed $5 billion and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $7.5 billion, each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D, and R shares.

*	Effective January 1, 2006, to the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.

Redemption Fees. Investors in the Funds will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged (based on the total redemption proceed after any applicable deferred sales charges). Redemption Fees will only be charged on shares redeemed or exchanged within 7 days of their acquisition (i.e., beginning on the 8th day after their acquisition, such shares will no longer be subject to the Redemption Fee), including shares acquired through exchanges. The Redemption Fees discussed above are effective for shares acquired (including shares acquired through exchange) on or after November 1, 2005. For shares acquired prior to November 1, 2005, the holding period for redemptions was 60 days.

     In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

24 OCC Renaissance Fund Semi-Annual Report | 12.31.05

     A new 7 day time period begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 5 days after the purchase of the Fund A shares, followed in 5 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange).

     Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by the Adviser, the Fund’s Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

     The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices, and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs.

Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (“AGID”), and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class shares, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of December 31, 2005.

     Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee (%)	Servicing Fee (%)

Class A
All Funds	—	0.25
Class B
All Funds	0.75	0.25
Class C
All Funds	0.75	0.25
Class D
All Funds	—	0.25
Class R
All Funds	0.25	0.25

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, B and C shares. For the period ended December 31, 2005, AGID received $71,139 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of AGIFM or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of AGIFM or the Trust, and any counsel or other experts retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses

12.31.05 | OCC Renaissance Fund Semi-Annual Report 25

Notes to Financial Statements (unaudited) (cont.)
December 31, 2005

allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the estimated annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

     Trustees, other than those affiliated with Allianz, Allianz Global Investors of America L.P. (“Allianz”), a Sub-Adviser, or Pacific Investment Management LLC (“Pacific Investment Management Company”), receive a quarterly retainer of $20,000 ($40,000 for the Chairman), plus $3,000 for each Board of Trustees meeting attended in person and $1,000 for each meeting attended telephonically. Each member of a Committee (other than the Valuation Committee) receives a $10,000 annual retainer per Committee. Each Committee Chairman (other than the Chairman of the Valuation Committee) receives an additional annual retainer of $3,000. In addition, the Chairman of the Board has the authority to cause the Funds to incur costs of up to $20,000 for any staff or other expenses the Chairman believes are required to support the position. If in the judgment of the Independent Trustees, it is necessary or appropriate for any Independent Trustee, including the Chairman, to perform services in connection with (i) extraordinary Fund activities or circumstances or actual or threatened litigation or (ii) an investigation of a regulatory or investment matter, the Trustee shall be compensated for such services at the rate of $2,500 per day plus reimbursement of reasonable expenses.

     Trustees do not currently receive any pension or retirement benefits from the Trust or the Fund Complex, although certain former Trustees may receive compensation for providing advisory and consulting services to the Board of Trustees. The Trust has adopted a deferred compensation plan for the Trustees, which went into place during 1996, which permits the Trustees to defer their receipt of compensation from the Trust, at their election, in accordance with the terms of the plan. Under the plan, each Trustee may elect not to receive fees from the Trust on a current basis but to receive in a subsequent period an amount equal to the value of such fees if they had been invested in a Fund or Funds selected by the Trustees on the normal payment dates for such fees. As a result of this arrangement, the Trust, upon making the deferred payments, will be in substantially the same financial position as if the deferred fees had been paid on the normal payment dates and immediately reinvested in shares of the Fund(s) selected by the Trustees.

4. Purchases and Sales of Securities

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. Purchases and sales of the non-U.S. Government/Agency securities (excluding short-term investments) for the period ended December 31, 2005, were as follows (amounts in thousands):

Purchases	Sales

$1,861,364	$3,292,879

5. Federal Income Tax Matters

As of December 31, 2005, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

			Net Unrealized
Federal	Unrealized	Unrealized	Appreciation
Tax Cost	Appreciation	(Depreciation)	(Depreciation)(1)

$3,936,106	$403,222	$(73,360)	$329,862

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to return of capital adjustments from real estate investment trust, tax straddle deferrals, and wash sale loss deferrals for federal income tax purposes.

26 OCC Renaissance Fund Semi-Annual Report | 12.31.05

6. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended		Year Ended
	12/31/2005		6/30/2005
	Shares	Amount	Shares	Amount

Shares sold
Class A	5,206	$123,709	31,180	$761,552

Class B	1,106	23,161	4,884	112,016

Class C	2,341	48,775	11,323	258,982

Other Classes	5,815	140,968	13,200	322,409

Issued in reinvestment of distributions
Class A	9,562	205,481	0	0

Class B	6,806	134,890	0	0

Class C	7,263	142,797	0	0

Other Classes	2,147	46,121	0	0

Cost of shares redeemed
Class A	(31,827)	(773,466)	(46,022)	(1,126,940)

Class B	(10,449)	(237,688)	(14,051)	(323,228)

Class C	(18,425)	(416,283)	(24,479)	(561,024)

Other Classes	(10,597)	(256,546)	(28,369)	(687,452)

Net decrease resulting
from Fund share transactions	(31,052)	$(818,081)	(52,334)	$(1,243,685)

7. Affiliated Transactions

An affiliate may include any company in which the OCC Renaissance Fund owns 5% or more of its outstanding voting securities. The table below shows the transactions in and earnings from investments in this affiliated company for the six months ended 12/31/2005. (amounts in thousands):

				Unrealized			Net Capital and
Market Value		Purchases	Proceeds	Appreciation	Market Value	Dividend	Realized
Issuer Name	6/30/2005	at Cost	from Sales	(Depreciation)	12/31/2005	Income	Gain (Loss)

Chemtura Corp.	$95,815	$0	$82,620	$0	$0	$594	$40,043

     Certain additional purchases of existing portfolio holdings that were not considered affiliates in prior years, resulted in the Funds owning more than 5% of the outstanding shares of certain issues at June 30, 2005. Therefore, the cost and market value of the affiliate disclosure above include both acquisitions of new investment and prior year holdings that became affiliates during the current period.

8. Regulatory and Litigation Matters

On September 13, 2004, Allianz Global Investors Fund Management LLC (“AGIFM”), PEA Capital LLC (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), formerly known as PA Distributors LLC, reached an agreement with the SEC in settlement of a complaint filed against AGIFM, PEA, and AGID in the U.S. District Court in the Southern District of New York on May 6, 2004. The complaint alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund, the PEA Opportunity Fund and the PEA Target Fund. Under the terms of the settlement, AGIFM, PEA and AGID consented to the entry of an order by the Commission (the “SEC Order”) and, without admitting or denying the findings contained in the SEC Order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, AGIFM, PEA and AGID agreed to pay a civil monetary penalty of $40,000,000 and disgorgement of $10,000,000. The SEC Order requires AGIFM, PEA and AGID to retain an independent distribution consultant to develop a distribution plan in consultation with them and acceptable to the staff of the Commission and the

12.31.05 | OCC Renaissance Fund Semi-Annual Report 27

Notes to Financial Statements (unaudited) (cont.)
December 31, 2005

Trust’s Independent Trustees. The distribution plan is to provide for shareholders of the noted Funds to receive, from the penalties and disgorgement paid according to the SEC Order, their proportionate share of losses alleged to have been incurred by the Funds due to market timing and a proportionate share of advisory fees paid by such Funds during the period of such market timing. The SEC Order reduces the $10,000,000 disgorgement by the approximately $1,600,000 paid by PEA in February 2004 to the Funds involved.

     On June 1, 2004, the Attorney General of the State of New Jersey announced that it had entered into a settlement agreement (the “New Jersey Settlement”) with AGID and PEA and their parent, Allianz Global Investors of America L.P. (“Allianz”), in connection with the complaint filed by the New Jersey Attorney General on February 17, 2004. The complaint alleged failure to disclose arrangements involving “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Target Fund and certain other affiliated funds. In the New Jersey Settlement, Allianz, AGID and PEA neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15,000,000 and $3,000,000 for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes.

     On September 15, 2004, AGIFM, PEA and AGID reached an agreement with the SEC in settlement of a subpoena issued to AGID on January 21, 2004 by the Commission captioned “Morgan Stanley (P-01021)” relating to revenue sharing and the use of brokerage commissions in connection with the sale of mutual fund shares. Under the terms of the settlement, AGIFM, PEA and AGID consented to the entry of an order by the SEC (the “SEC Directed Brokerage Order”) and agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, AGIFM and AGID agreed to pay jointly a civil money penalty of $4,000,000, PEA agreed to pay a civil money penalty of $1,000,000 and AGIFM, PEA and AGID agreed to pay jointly disgorgement of $6,602,000. The disgorgement for each Fund is based upon the amount of brokerage commissions from each Fund that the SEC Directed Brokerage Order found to have been paid in connection with shelf-space arrangements and is equal to the amount which was alleged to have been AGID’s benefit. Those amounts were paid on September 15, 2004.

     In a related action, AGID reached an agreement with the California Attorney General on September 15, 2004 in settlement of a subpoena issued to Allianz relating to revenue sharing and the use of brokerage commissions to pay for distribution. The settlement agreement resolves matters described in a complaint filed contemporaneously by the California Attorney General in the Superior Court of the State of California. Under the terms of the settlement, AGID agreed to pay $5,000,000 in civil penalties and $4,000,000 in recognition of the California Attorney General’s fees and costs associated with the investigation and related matters.

     Since February, 2004, AGIFM, PEA, AGID and certain of their affiliates and employees, the Funds, the Funds’ sub-advisers, other PIMCO Funds and the Trustees of the Trust have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. AGIFM, PEA, AGID and the Trust believe that other similar lawsuits may be filed in federal or state courts naming Allianz, AGIFM, PEA, AGID, the sub-advisers, the Funds, other PIMCO Funds, the Trust, the Trustees and/or their affiliates and employees.

     On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against AGIFM, PEA and AGID based on essentially the same circumstances as those cited in the 2004 settlements with the Securities and Exchange Commission and New Jersey Attorney General involving alleged “market timing” activities described above. The West Virginia Complaint alleges, among other things, that AGIFM, PEA and AGID improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by AGIFM and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, AGIFM, PEA and AGID, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with AGIFM in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

28 OCC Renaissance Fund Semi-Annual Report | 12.31.05

     On March 4, 2005, a putative class action lawsuit was filed in the Superior Court of Orange County, California against the Trust on behalf of holders of Class B shares of the Trust. The lawsuit seeks, among other things, relief from the obligation to pay a contingent deferred sales charge, or refunds of such charges already paid, on account of the purported market timing activity in certain Allianz Funds that is the subject of the regulatory proceedings discussed elsewhere in this subsection. On May 20, 2005, the Trust removed the action to the U.S. District Court for the Central District of California. On May 23, 2005, the Trust filed a Notice of Tag Along Action with the Judicial Panel on Multidistrict Litigation (“JPML”), seeking to transfer the case to the multidistrict litigation proceeding in Maryland (“Maryland MDL”). On June 13, 2005, the JPML issued a Conditional Transfer Order. The plaintiff has opposed the transfer to the Maryland MDL and on July 15, 2005 filed a motion to remand the case to a California state court.

     Under Section 9(a) of the Investment Company Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against AGIFM, PEA, AGID and/or Allianz, they and their affiliates (including the Funds’ sub-advisers) would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), AGIFM, PEA, AGID, Allianz and certain of their affiliates (including the sub-advisers) (together, the “Applicants”) sought exemptive relief from the SEC under Section 9(c) of the Investment Company Act. The SEC granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order. If the West Virginia Complaint were to result in a court injunction against AGIFM, PEA or AGID, then Allianz, AGIFM and certain of their affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted. It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Fund. However, the Applicants believe that these matters are not likely to have a material adverse effect on the funds or on the Applicant’s ability to perform their respective investment advisory or distribution services relating to the Fund.

9. Payments from Affiliates

AGIFM has identified transactions in which the Fund’s purchase of shares of exchange-traded index funds caused ownership of other investment companies to exceed the Fund’s investment guidelines, but not its fundamental investment restrictions or statutory limits. AGIFM and the Trustees reviewed the transactions, and AGIFM has reimbursed the Fund for losses identified in that review of $5,075,548 ($0.03 per share).

     As part of an SEC staff inquiry, the SEC has taken the position that certain purchases of exchange traded index funds caused the Fund’s ownership of other investment companies to exceed the statutory limit on the ownership of voting stock. The SEC staff requested that AGIFM reimburse the Fund for losses and management fees attributable to the portions of the transactions which exceeded the statutory limit. Without conceding that those purchases exceeded the statutory limit, AGIFM has reimbursed the Fund for losses identified using the approach taken in connection with the reimbursement referred to above. There can be no assurance that the SEC staff will not assert a different measure of loss and, if so, additional amounts may be paid by AGIFM to the Fund.

12.31.05 | OCC Renaissance Fund Semi-Annual Report 29

Board Approval of Investment Advisory and Portfolio Management Agreements (unaudited)

The Investment Company Act of 1940 (the “Investment Company Act”) requires that both the full Board of Trustees and a majority of the Trustees who are not interested persons of the Trust (the “Independent Trustees”), voting separately, annually approve the continuation of the Trust’s Amended and Restated Investment Advisory Agreement on behalf of the Fund with Allianz Global Investors Fund Management LLC (the “Adviser”) and the Portfolio Management Agreement between the Adviser and the sub-adviser for the Fund (collectively, the “Agreements”). The sub-adviser for the Fund appearing in this report is Oppenheimer Capital LLC (“OCC”) (the “Sub-Adviser”).

     At an in-person meeting held in December 2005, the Board and the Independent Trustees unanimously approved the continuation of each of the Agreements for an additional one-year period ending December 31, 2006. The material factors and conclusions that formed the basis of these approvals are required to be disclosed in this report and are discussed below.

Review Process
The Investment Company Act requires that the Trustees request and evaluate, and that the Adviser and the Sub-Adviser furnish, such information as may reasonably be necessary for the Trustees to evaluate the terms of the Agreements.

     The Board and/or the Independent Trustees (in certain cases through the Board’s Contracts Committee) met in person and telephonically a number of times from September to December 2005, both with management and in private sessions, for the specific purpose of considering the proposed continuation of the Agreements (the “contract review meetings”). In addition, the Trustees consider matters bearing on the Fund and its investment management and other arrangements at their regular meetings throughout the year, including reviews of investment results and performance data at each regular meeting and periodic presentations from the Sub-Adviser with respect to the Fund it manages.

     During the course of the contract review meetings, the Trustees met with and discussed the proposed continuation of the Agreements with representatives of the Adviser and the Sub-Adviser and received assistance and advice, including written memoranda, from counsel regarding the legal standards applicable to the consideration of advisory arrangements. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from management. The Independent Trustees were also assisted by an independent consultant and the Trust’s independent accountants who reviewed and provided analysis regarding certain information provided by the Adviser and the Sub-Adviser. During the course of the contract review meetings, the Independent Trustees made various requests for additional information or explanations from management regarding information that had been provided, to which management responded either orally or in writing.

     In their deliberations, the Trustees did not identify any particular information that was all-important or controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Furthermore, it is important to recognize that the Fund’s investment management and related fee arrangements are the result of years of review and discussion and that certain aspects of such arrangements may receive greater scrutiny in certain years. The Trustees’ conclusions may be based, in part, on their consideration of these arrangements during the course of the year and in prior years. The Trustees evaluated all information available to them on a fund-by-fund basis, and their determinations were made separately in respect of each series of the Trust. However, they also took into account the common interests of all the series of the Trust in their review.

Nature, Extent and Quality of Services
In considering the continuation of the Agreements, the Trustees, including the Independent Trustees, evaluated the nature, extent and quality of the advisory and administrative services provided to the Fund by the Adviser and the Sub-Adviser. They considered the terms of the Agreements, including representations from management that the non-monetary terms of each Agreement were comparable to those found in many advisory agreements. The Trustees received and considered information provided by management that described, among other matters: (a) the nature and scope of the advisory and administrative services provided to the Fund and information regarding the experience, qualifications and adequacy of the personnel providing those services, (b) the investment program used by the Sub-Adviser to manage its Fund, (c) possible conflicts of interest and fall-out benefits, (d) brokerage practices, (e) pending litigation and governmental inquiries, (f) the compliance functions of the Adviser and Sub-Adviser, (g) consolidated financial results of the Adviser’s U.S. parent company and its subsidiaries and assets under management and other information relating to the financial resources of the Adviser and the Sub-Adviser, and (h) information relating to portfolio manager compensation.

30 OCC Renaissance Fund Semi-Annual Report | 12.31.05

     The Trustees noted that, pursuant to the Advisory Agreement, the Adviser, subject to the direction of the Board, is responsible for managing, either directly or through others selected by it, the investment activities of the Fund. In addition to considering the Fund’s investment performance (see below), the Trustees considered, among other matters, the Adviser’s general oversight of the Fund and the Sub-Adviser, noting that the Series of the Trust are multi-manager funds and thus more complex to oversee than mutual funds with a single investment manager. They also took into account the Adviser’s compliance program, including steps taken by the Adviser to enhance compliance capabilities, and the resources being devoted to compliance. The Trustees noted steps taken by the Adviser to address conflicts of interest in its business generally, such as establishing the position of conflicts officer.

     The Trustees noted that, pursuant to the Portfolio Management Agreement, the Sub-Adviser has full investment discretion and makes all determinations with respect to the investment of the Fund’s assets, subject to the general supervision of the Adviser and the Board of Trustees. The Sub-Adviser implements the Fund’s investment program (subject to the terms of the prospectus), analyzes economic trends, evaluates the risk/return characteristics of the Fund’s, constructs the Fund’s portfolios, monitors the Fund’s compliance with investment restrictions, and reports to the Trustees. In addition to considering the Fund’s investment performance (see below), the Trustees considered information concerning the investment philosophy and investment process used by the Sub-Adviser in managing the Fund and the in-house research capabilities of the Sub-Adviser. They also considered various investment resources available to the Sub-Adviser, including research services acquired with “soft dollars” available to the Sub-Adviser as a result of securities transactions effected for the Fund and other clients. The Trustees reviewed the Sub-Adviser’s compliance program, including enhancements made during the past year.

     The Trustees considered, among other matters, that, in addition to overseeing the Sub-Adviser, the Adviser provides or procures through third-party service providers most administrative services required by the Fund under a separate Administration Agreement. These services include accounting, bookkeeping, tax, legal, audit, custody, transfer agency, valuation and compliance services, preparation of prospectuses, shareholder reports and other regulatory filings, oversight and coordination of activities of third-party service providers and various shareholder services. The Trustees also took into account the “unitary” administrative fee structure applicable to the Fund, under which certain third-party services ordinarily the financial responsibility of a mutual fund (e.g., audit, custody, accounting, legal, transfer agency, and printing services) are, in the case of the Fund, paid for by the Adviser out of its administrative fee. They also took into account that the Adviser provides the Fund with office space, administrative services and personnel, and that the Adviser and its affiliates pay all of the compensation of the Fund’s interested Trustees and officers (in their capacities as employees of the Adviser or such affiliates).

     The Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the scope of the services provided to the Fund by the Adviser and the Sub-Adviser under the Agreements and the Administration Agreement were consistent with the Fund’s operational requirements; that the Adviser and the Sub-Adviser had the capabilities, resources and personnel necessary to provide the advisory and administrative services currently required by the Fund; and that, overall, they were satisfied with the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser to the Fund.

Fund Performance
In connection with the contract review meetings, the Trustees reviewed information provided by Lipper, Inc. (“Lipper”) regarding the total return investment performance of the Fund, comparing the Fund’s investment results with those of mutual funds in both a peer group and a peer universe, each as selected for that Fund by Lipper, over the 1-, 3-, 5- and 10-year periods ended July 31, 2005. The Trustees also considered, as applicable, information comparing the performance of funds and institutional accounts managed in a similar manner by the Sub-Adviser to that of the Fund. In addition to the information reviewed by the Trustees at the contract review meetings, the Trustees received during the year detailed comparative performance information for the Fund, which included performance versus one or more selected securities indices or other benchmarks. The comparative performance information that was prepared and provided by Lipper and other sources was not independently verified by the Trustees. The Trustees also considered the portfolio turnover rates of the Fund.

     The Fund’s performance results reviewed by the Trustees are discussed below, though due to the passage of time, they are likely to differ from performance results for more recent periods, including those shown elsewhere in this report.

     The Trustees reviewed information showing performance of two share classes of the OCC Renaissance Fund. The comparative information showed that performance was below median and in the fifth quintile for one-and three-year periods. The Trustees took into account management’s explanation that a transition in the portfolio management team for the OCC Renaissance Fund had been completed in early 2005, and that more

12.31.05 | OCC Renaissance Fund Semi-Annual Report 31

Board Approval of Investment Advisory and Portfolio Management Agreements (unaudited) (cont.)

recent performance information showed improved relative performance for the Fund, despite the effects of continued cash out-flows from the Fund. Based upon their review, the Trustees concluded that they would continue to monitor the performance of the OCC Renaissance Fund but that they retained confidence in the Adviser’s and OCC’s overall capabilities to provide management for the Fund.

Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the Adviser’s and the Sub-Adviser’s performance record and process in managing the Fund was sufficient to support continuation of the Agreements.

Fees and Other Expenses
The Trustees considered the advisory fees paid by the Fund to the Adviser. In doing so, the Trustees reviewed a report from an independent consultant. The Trustees also considered the administrative fee rate paid by the Fund to the Adviser. Among other information, the Trustees considered (i) the level of the Fund’s advisory fee versus its peer group and peer universe as provided by Lipper; (ii) the level of the Fund’s sub-advisory fee; (iii) the allocation of the advisory fee between the Adviser and the Sub-Adviser, and the services provided by the Adviser, on the one hand, and the Sub-Adviser, on the other hand; (iv) that the Adviser (and not the Fund) pays the sub-advisory fees; (v) historical reasons for the setting of the advisory fees; (vi) that the Fund pays a unitary fee for non-advisory services, which differentiates the Fund from many in the industry; and (vii) the Fund’s total expenses as compared to its peer group and peer universe as provided by Lipper.

     The Trustees also considered information showing the advisory fees charged by the Sub-Adviser to institutional and other accounts with investment objectives similar to those of the Fund. The information indicated that the fee rates paid to the Sub-Adviser by the Adviser with respect to the Fund were generally similar to (but not necessarily as low as, in all cases) the fee rates charged by the Sub-Adviser to other similar institutional accounts. The Trustees reviewed materials from management describing the differences in services provided to these other accounts, which noted the generally broader scope of services provided by the Adviser and the Sub-Adviser to the Fund relative to institutional accounts, the higher demands placed on investment personnel and trading infrastructure as a result of the anticipated daily cash in-flows and out-flows of the Fund, and the expenses associated with the more extensive regulatory regime governing registered fund.

     The Trustees observed that the Fund’s advisory fee remained generally in line with industry peers, but that the Funds non-advisory expenses were higher than those of certain industry peers.

     The Trustees noted that, in connection with last year’s contract review process, they had negotiated to have the Adviser observe additional fee breakpoints for certain share classes under the Administration Agreement. After considering the information provided in connection with this year’s contract review process, the Independent Trustees successfully negotiated with the Adviser to observe fee breakpoints for two additional share classes and to apply breakpoints based on the entire net assets of the Fund (rather than on net assets attributable to particular share classes) under the Administration Agreement. The new fee arrangement took effect January 1, 2006, such that all share classes of the Fund are now entitled to breakpoints under the Administration Agreement.

     The Trustees reviewed information provided by Lipper comparing the Fund’s advisory fee, administration fee and non-management expenses and total expenses for two share classes to those of a group of competitor funds of roughly equivalent size, as well as a universe of competitor funds. Fund-specific fee and expense results reviewed by the Trustees are discussed below. The comparative fee and expense information that was prepared and provided by Lipper and other sources was not independently verified by the Trustees.

     Advisory fees were below median for the OCC Renaissance Fund for all expense groups and universes. The Trustees concluded that the advisory fees were acceptable. Administration and non-management expenses were at or above median for all expense groups and universes (and in fact in the fifth quintile for both the Class A and Institutional Class expense groups), but total expense ratios were generally below median for all expense groups and universes. The Trustees concluded that the administrative fees and expense ratios were acceptable.

     Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the fees and expenses to be charged under the Agreements and the Administration Agreement represented reasonable compensation to the Adviser and the Sub-Adviser in light of the services provided. In coming to this conclusion, the Trustees took into account, among other factors, the additional administrative fee breakpoints that went into effect on January 1, 2006 as described above.

Costs of Services Provided and Profitability
The Trustees reviewed information regarding the cost of services provided by the Adviser (including the sub-advisory fee paid to the Sub-Adviser) and the estimated profitability of the Adviser’s relationship with the Fund, including a profitability report prepared by management detailing the costs of services provided to the Funds

32 OCC Renaissance Fund Semi-Annual Report | 12.31.05

by the Adviser, and the profitability to the Adviser of its advisory and administrative relationships with the Fund, each for the fiscal year ended June 30, 2005. The Trustees also received and reviewed a description of the methodology used by the Adviser in estimating profitability, and took into account, among other things, information and analyses of an independent consultant and the Fund’s independent auditors regarding the profitability information provided. The Trustees noted that certain enhancements had been made since the prior year in the Adviser’s methodology used to determine profitability. The Trustees further noted that the expense allocation methodology utilized by the Adviser has certain limitations and management’s commitment to work with the Board to further refine the methodology for next year’s contract review process.

     The Trustees noted that the Sub-Adviser had not provided information as to the profitability to it of its relationship with the Fund. The Trustees noted, however, that the Sub-Adviser had provided information on fees charged by it for comparable funds and accounts. The materials reviewed by the Trustees showed that the fee rate paid to the Sub-Adviser by the Adviser for the Fund was generally similar (but not necessarily as low as, in all cases) to the rates charged by the Sub-Adviser to other similar institutional accounts.

     The Trustees recognized that the Adviser should, in the abstract, be entitled to earn a reasonable level of profit for the services provided to the Fund, and that it is difficult to make comparisons of profitability from mutual fund advisory and administration contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions about allocations and the adviser’s capital structure and cost of capital. The Trustees considered the overall profitability to the Adviser on a fund-by-fund basis with respect to series of the Trust, as well as profitability separately as to advisory and administrative functions on a fund-by-fund basis. The Trustees reviewed information from an independent consultant regarding profitability of other investment advisers with publicly traded parent companies and concluded that the Adviser’s profitability with respect to the Fund was comparable to the profitability ranges attributable to other investment advisers in the industry. The Trustees concluded that, taking all of the foregoing into account, they were satisfied that the Adviser’s level of profitability from its relationship with the Fund was not excessive.

Possible Fall-Out Benefits
The Trustees considered information regarding the direct and indirect benefits to the Adviser and the Sub-Adviser from their relationships with the Fund, including non-advisory fee compensation to be paid to the Adviser, the Sub-Adviser and their affiliates (such as administrative fees paid to the Adviser and Rule 12b-1 fees and sales charges to the Fund’s distributor, an affiliate of the Adviser), including reputational and other “fall out” benefits. During the course of the year the Trustees received presentations from the Sub-Adviser about its trading practices and brokerage arrangements, including its policies with respect to research provided to Sub-Adviser in connection with trade execution for the Fund (soft dollar arrangements), and the Trustees accepted the representation of the Sub-Adviser that it fulfills its fiduciary obligation of seeking best execution when engaging in portfolio transactions for the Fund. The Trustees also considered the benefits associated with the Fund’s use of a broker-dealer affiliated with the Adviser, which may be done in accordance with applicable law and procedures approved by the Board. The Trustees noted that the series of the Trust has historically used affiliated brokers for foreign securities transactions, and that an Allianz affiliate receives fees as securities lending agent under the Fund’s securities lending program. The Trustees considered the receipt of these benefits in light of the Adviser’s and its affiliates’ profitability, and concluded that such benefits were not excessive.

Possible Economies of Scale
The Trustees considered the extent to which the Adviser and the Sub-Adviser may realize economies of scale or other efficiencies in managing and supporting the series of the Trust. They noted that as assets increase, certain fixed costs may be spread across a larger asset base, and it was noted that any economies of scale or other efficiencies might be realized (if at all) across a variety of products and services, including the Fund. The Trustees noted that the methodology used by the Adviser to determine profitability has a bearing on their analysis of economies of scale. The Trustees noted that the advisory fee schedules for the Fund does not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees also noted that the Independent Trustees had concluded in prior years that, under the circumstances, breakpoints in the administrative fee were an effective way to share any economies of scale or other efficiencies with Fund shareholders. The Trustees noted that they had engaged in successful negotiations with the Adviser to observe fee breakpoints under the Administration Agreement effective January 1, 2006, which are described above. Based on these observations, the Trustees concluded that the Fund’s overall fee arrangements would represent an appropriate sharing at the present time between Fund shareholders and the Adviser of any economies of scale or other efficiencies in the management of the Fund at current asset levels.

12.31.05 | OCC Renaissance Fund Semi-Annual Report 33

Board Approval of Investment Advisory and Portfolio Management Agreements (unaudited) (cont.)

Conclusions
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the Independent Trustees, unanimously concluded that the continuation of the Agreements was in the best interests of the Fund and its shareholders, and should be approved.

34 OCC Renaissance Fund Semi-Annual Report | 12.31.05

Allianz Funds

Investment Adviser	Allianz Global Investors Fund Management LLC (“AGIFM”),
and Administrator	1345 Avenue of the Americas, New York, NY 10105

Sub-Advisers	Oppenheimer Capital LLC, 1345 Avenue of the Americas
New York, NY 10105

Distributor	Allianz Global Investors Distributors LLC (“AGID”), 2187 Atlantic Street,
Stamford, CT 06902

Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder	PFPC, Inc. P.O. Box 9688, Providence, RI 02940
Servicing Agent and
Transfer Agent

Independent	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105
Registered Public
Accounting Firm

Legal Counsel	Ropes & Gray LLP, One International Place, Boston, MA 02110

For Account	For Allianz Funds account information contact your financial advisor, or if
Information	you receive account statements directly from Allianz Global Investors
Distributors/PFPC, you can also call (800) 426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern
Time. Or visit our Web site, www.allianzinvestors.com

Receive this report electronically and eliminate paper mailings. To enroll, go to www.allianzinvestors.com/edelivery.

AZ038SA _13761

Allianz Funds Semi-Annual Report

DECEMBER 31, 2005

International/Sector Stock Funds

Share Class	GLOBAL STOCK FUNDS	REGIONAL STOCK FUND
D	NACM Global Fund	NACM Pacific Rim Fund

RCM Global Small-Cap Fund
SECTOR-RELATED STOCK FUNDS
RCM Global Healthcare Fund
INTERNATIONAL STOCK FUNDS
	NFJ International Value Fund	RCM Biotechnology Fund

	NACM International Fund	RCM Global Technology Fund

RCM International Growth Equity Fund

This material is authorized for use only when preceded or accompanied by the current Allianz Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

Contents

Letter to Shareholders	3

Important Information About the Funds	4–5

Fund Summaries	6–15

Schedules of Investments	15–25

Fund	Fund Summary	Schedule of Investments
NACM Global Fund	6	15
NACM International Fund	7	16
NACM Pacific Rim Fund	8	17
NFJ International Value Fund	9	18
RCM Biotechnology Fund	10	19
RCM Global Healthcare Fund	11	20
RCM Global Small-Cap Fund	12	21
RCM Global Technology Fund	13	23
RCM International Growth Equity Fund	14	25

2    Allianz Funds Semi-Annual Report  |  12.31.05

Letter to Shareholders

Dear Shareholder:

U.S. stocks proved their mettle over the six months ended December 31, 2005 by producing positive returns in the face of numerous market challenges. Rising interest rates, record high oil prices and natural disasters were among the factors that fueled uncertainty. Nevertheless, improving corporate earnings and lower-than-expected inflation helped push stocks into positive territory by the end of the six-month period.

The broader market, as measured by the S&P 500 Index, returned 5.76% over this time frame. Growth stocks outperformed value stocks across all market capitalizations, with the strongest performance coming from mid-cap growth stocks. Materials, energy and financial stocks were also top-performers during the reporting period. International equities continued to outpace domestic stocks, as they have done for each of the past four years, with the MSCI EAFE Index up 14.99% during the six months.

The headwinds faced by the financial markets over the past six months are yet another reminder that investors would do well to focus on the long term. Markets can be volatile, and stock performance can vary widely from year to year. Investors who maintain a long-term perspective are more likely to withstand short-term market pressures and to reap the potential benefits of an allocation to the equity markets.

Inside this report, you will find detailed information about your Fund’s performance over the reporting period. If you have any questions concerning this report, please contact your financial advisor. You can also call us at 1-800-426-0107 or visit our Web site at www.allianzinvestors.com.

Thank you for your continued support of the Allianz Funds. We look forward to serving you in the months and years ahead.

E. Blake Moore, Jr. President January 31, 2006

Allianz Funds Semi-Annual Report  |  12.31.05   3

Important Information About the Funds

The inception date on each Fund Summary page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (D) is one of the Fund’s oldest share classes. The oldest share class for the following Funds is the Institutional shares, and the D shares were first offered in (month/year): NACM Pacific Rim (7/02), RCM Global Small-Cap (3/99), RCM Global Technology (1/99), RCM International Growth Equity (3/99), NACM International (10/04) and NFJ International Value (3/05). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different operating expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

The Lipper Averages are calculated by Lipper, Inc. They are based on the total return performance, with distributions reinvested and operating expenses deducted, of funds included by Lipper in the stated category. Lipper does not take into account sales charges.

The Change in Value chart assumes the initial investment was made on the first day of the Fund’s initial fiscal year. The chart reflects any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes.

Allianz Global Investors has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that Allianz Global Investors will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that Allianz Global Investors may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-888-877-4626 and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

The Trust files complete schedules of each Fund’s portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s Web site at http://www.sec.gov. A copy of the Funds’ Form N-Q, when available, will be available without charge, upon request, by calling the Fund at 1-888-877-4626. In addition, the Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4    Allianz Funds Semi-Annual Report  |  12.31.05

Important Information About the Funds (cont.)

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund Summary page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated, which for most funds is from 07/01/05 to 12/31/05.

Actual Expenses
The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as increases in expenses not covered by the advisory and administrative fees [such as expenses of the trustees and their counsel or litigation expenses] and/or because of reductions in the administrative fee resulting from the size of the fund.

Certain information on the Fund Profile page(s) including Total Return, Change in Value charts, Hypothetical Expenses and Top Sectors is unaudited.

Allianz Global Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902, www.allianzinvestors.com, 1-888-877-4626.

Allianz Funds Semi-Annual Report  |  12.31.05   5

A G L O B A L S T O C K F U N D	Ticker Symbols: D Share: NGBDX

NACM Global Fund

■

NACM Global Fund seeks long-term capital appreciation by investing primarily in the stocks of companies that, in the opinion of the portfolio managers, are leaders in their respective industries or emerging new players with an established history of earnings, easy access to credit, experienced management teams and sustainable competitive advantages.

■	The Fund’s Class D Shares rose 12.65% for the six months ended December 31, 2005. The Fund’s benchmark, the MSCI All Country World Index, returned 11.43% during the same time.

■

Global stock markets generated solid gains in the latter half of 2005, despite record energy prices and a devastating North American hurricane season. Emerging market stocks (MSCI Emerging Markets Index) were among the strongest performers for the period, returning 26.62%. International developed equities (MSCI EAFE Index) closed the period up 14.99%, and U.S. stock prices (S&P 500 Index) advanced a more modest 5.76%.

■

Within the Fund, stock selection was strongest from a country standpoint in Japan and Spain, and from a sector standpoint in financials and information technology. Top-performing positions included the Hong Kong-based handset maker Foxconn International and the Japanese multi-format specialty retailer, Point Inc. Fox-conn benefited from increased outsourcing by Motorola and Nokia, which together account for about 90% of Foxconn’s sales. Point Inc. exceeded expectations on accelerating same store sales.

■

While prices appreciated for a majority of the stocks held during the second half, there were some areas of relative weakness. From a country and sector perspective, positions in the U.S. and in the consumer staples sector detracted from performance. One example, the American specialty apparel firm Quiksilver, underperformed because of challenges in the U.S. market and concerns over the company’s acquisition of Rossignol Group.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (07/19/02)

NACM Global Class D	12.65%	14.58%	—	—	21.33%

MSCI All Country World Index	11.43%	11.37%	—	—	16.19%

Lipper Global Multi-Cap Growth Fund Average	11.94%	11.59%	—	—	16.48%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com.

Annual Fund Operating Expenses	Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

		Hypothetical Performance
	Actual Performance	(5% return before expenses)

	Class D	Class D

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,126.50	$1,017.85

Expenses Paid During Period	$7.83	$7.43

Expenses are equal to the expense ratio for the class 1.53% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Country Allocation as of 12/31/05

United States	42.7%

Japan	17.5%

Switzerland	7.7%

France	4.7%

China	4.2%

Italy	3.0%

South Korea	2.3%

Germany	2.3%

Netherlands	2.2%

Other	13.4%

6    Allianz Funds Semi-Annual Report  |  12.31.05

A N I N T E R N A T I O N A L S T O C K F U N D	Ticker Symbols: D Share: PNIDX

NACM International Fund

■	NACM International Fund seeks maximum long-term capital appreciation by investing primarily in companies located in the developed countries represented in the Fund’s benchmark, the MSCI EAFE Index.

■	The Fund’s Class D Shares rose 22.12% for the six months ended December 31, 2005. This result outperformed the MSCI EAFE Index, which gained 14.99% over the same period.

■

In the final six months of 2005, stocks in developed non-U.S. markets registered strong advances. At the region level, equities in the Pacific region (MSCI Pacific Index) appreciated fastest, gaining 26.65%. European stocks (MSCI Europe) also saw solid performance, rising 9.92% for the period. At the country level, Japan (MSCI Japan) outperformed all other developed countries, increasing 42.05%.

■

Stock selection and overweighting in Japan and in materials, information technology and industrials contributed to the Fund’s outperformance during the second half of 2005. Japanese equities were by far the strongest performers among developed countries, as the world’s second-largest economy displayed signs of accelerating, domestic-led economic growth. Top contributors to Fund performance were Sumitomo Metal Industries and Ibiden Co. Sumitomo shares gained over 125% in the six months through December 31, 2005, after the company raised guidance based on improved pricing and increased demand for steel piping.

■

Despite the Fund’s strong returns versus the benchmark, there were scattered patches of relative weakness. Stock selection in Hong Kong and in the financials, telecommunications, and consumer staples sectors trailed the Index.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception*† (05/07/01)

NACM International Class D	22.12%	22.04%	—	—	12.87%

MSCI EAFE Index	14.99%	14.01%	—	—	7.10%

Lipper International Multi-Cap Core Fund Average	15.73%	14.87%	—	—	2.44%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. †The Fund began operations on 05/07/01. Index comparisons began on 04/30/01.

Annual Fund Operating Expenses	Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)

	Class D	Class D

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,221.20	$1,017.95

Expenses Paid During Period	$8.06	$7.32

Expenses are equal to the expense ratio for the class 1.51% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Country Allocation as of 12/31/05

Japan	29.6%

United Kingdom	20.3%

United States	13.2%

France	9.1%

Sweden	5.4%

Italy	4.7%

Spain	4.1%

Switzerland	3.9%

Belgium	3.4%

Other	6.3%

Allianz Funds Semi-Annual Report  |  12.31.05   7

A R E G I O N A L S T O C K F U N D	Ticker Symbols: D Share: PPRDX

NACM Pacific Rim Fund

■

NACM Pacific Rim Fund seeks long-term growth of capital by investing primarily in the equity securities of companies that are tied economically to countries within the Pacific Rim. The Fund invests in both developed and emerging market countries.

■	The Fund’s Class D Shares advanced 39.15% for the six months ended December 31, 2005. This result outperformed the Fund’s benchmark, the MSCI Pacific Index, which returned 26.65% over the same period.

■

Pacific Rim stocks rallied during the second half of 2005 with the MSCI Pacific Index gaining 26.65%. Japan (MSCI Japan) returned 42.05% for the period, more than double any peer country in the region. New Zealand (MSCI New Zealand) trailed other markets, rising a modest 4.5%.

■

The Fund saw significant gains for the six-month period ended December 31, 2005. Outperformance relative to the benchmark can be attributed in large part to strong stock selection, particularly in Japan and within the financials and materials sectors. Japanese equities, which accounted for over three-quarters of the holdings within the Fund and its benchmark at year-end, surged during the period. The world’s second-largest economy has seen an upswing in wages and employment segue into rising business confidence and accelerating exports and industrial production.

■

Although investment returns were generally strong, there were pockets of relative weakness within the Fund during the period. Specifically, holdings in emerging markets stocks lagged as record energy prices increased inflation concerns and forced several governments in developing Asia to raise interest rates. This situation hindered the Fund’s relative performance as the Fund holds some exposure to emerging market stocks but the benchmark does not.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (12/31/97)

NACM Pacific Rim Class D	39.15%	37.77%	12.54%	—	14.57%

MSCI Pacific Index	26.65%	23.03%	6.77%	—	6.65%

Lipper Pacific Region Fund Average	26.94%	27.43%	9.70%	—	8.28%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com.

Annual Fund Operating Expenses	Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)

	Class D	Class D

Beginning Account Value (7/01/05)	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,391.50	$1,016.38

Expenses Paid During Period	$10.55	$8.89

Expenses are equal to the expense ratio for the class 1.89% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Country Allocation as of 12/31/05

Japan	73.7%

United States	19.6%

Australia	9.2%

South Korea	2.8%

Singapore	1.5%

Cayman Islands	1.5%

Hong Kong	1.4%

China	1.4%

Bermuda	1.2%

Other	-12.3%

8    Allianz Funds Semi-Annual Report  |  12.31.05

A N I N T E R N A T I O N A L S T O C K F U N D	Ticker Symbols: D Share: AFJDX

NFJ International Value Fund

■

NFJ International Value Fund seeks long-term growth of capital and income by normally investing at least 65% of its assets in the common stocks of non-U.S. companies with market capitalizations of more than $1 billion at the time of investment and below average P/E ratios relative to the market and their respective industry groups. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.

■	The Fund’s Class D Shares returned 15.62% for the six months ended December 31, 2005. This performance underperformed the 16.74% return of the Fund’s benchmark, the MSCI All Country World Ex US Index.

■

Despite lingering challenges, the global economy continued to advance throughout much of 2005. Non-U.S. stocks delivered strong returns in this environment, gaining 16.74% over the six months ended December 31, 2005. This return surpassed U.S. stocks, which gained 5.76% (as measured by the S&P 500 Index).

■

The Fund delivered strong absolute and relative performance over the reporting period, due to stock selection and sector allocation. Stock selection was particularly strong in the telecommunications sector. The Fund only held three names in this area, with two of them among the top performing stocks for the period (China Mobile and Telefonos de Mexico S.A.).

■

Relative performance was also helped by stock selection in the top-performing energy sector. For example, Fund holdings Petroleo Brasileiro S/A and Canadian Natural Resources were both up more than 35% over the six-month period.

■	There were areas of limited weakness for the Fund, including underweight exposure to Japan and disappointing stock selection in the financial sector and consumer discretionary.

Total Return For periods ended12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (01/31/03)

NFJ International Value Class D	15.62%	18.73%	—	—	34.33%

MSCI All Country World Ex US Index	16.74%	17.11%	—	—	28.61%

Lipper International Multi-Cap Value Fund Average	14.82%	13.97%	—	—	27.05%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com.

Annual Fund Operating Expenses	Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)

	Class D	Class D

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,156.20	$1,008.56

Expenses Paid During Period	$3.77	$3.51

Expenses are equal to the expense ratio for the class 1.31% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Country Allocation as of 12/31/05

Brazil	12.4%

Canada	11.3%

United Kingdom	11.1%

South Korea	10.3%

China	9.3%

Netherlands	8.5%

Mexico	6.5%

Bermuda	3.8%

Australia	2.8%

Other	24.0%

Allianz Funds Semi-Annual Report  |  12.31.05   9

A S E C T O R - R E L A T E D S T O C K F U N D	Ticker Symbols: D Share: DRBNX

RCM Biotechnology Fund

■	RCM Biotechnology Fund seeks long-term capital appreciation by investing at least 80% of its assets in common stocks of companies in the biotechnology industry.

■

The Fund’s Class D Shares returned 4.19% for the six months ended December 31, 2005. This performance trailed both the 5.76% return of the S&P 500 Index and the 14.47% return of the NASDAQ Biotechnology Index.

■

The U.S. stock market recovered from its slow start in 2005. A strong third quarter and a moderate fourth quarter pushed the S&P 500 Index up over 5% for the six months ended December 31, 2005. Biotechnology significantly outperformed the broader market for the reporting period.

■	Much of gains in biotechnology were driven by larger-cap companies. In general, the Fund tends to hold less large-cap exposure than the Index, hurting relative performance for the reporting period.

■

Stock selection in the biotechnology industry was also a drag on relative performance. The Fund held several names that were in the midst of clinical trails for new drugs. Investors reacted harshly to any negative news regarding trials, driving down stock prices. Two examples in this area that hurt performance were Nabi Biopharmaceuticals and Rigel Pharmaceuticals. The Fund was also hurt by an underweight in Amgen Inc.

■

Relative performance was helped by select names, including Abgenix Inc. and Celgene Corp. Abgenix stock was up on news of a successful drug trial and a buyout by Amgen. Celgene stock rose prior to the approval of a new drug for hematological malignancies.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (12/30/97)

RCM Biotechnology Class D	4.19%	-3.83%	-6.77%	—	15.60%

S&P 500 Index	5.76%	4.90%	0.54%	—	4.79%

NASDAQ Biotechnology Index	14.47%	2.82%	-6.14%	—	12.72%

AMEX Biotechnology Index	20.64%	25.12%	1.43%	—	25.12%

80% NASDAQ Biotech Index/20% MSCI World Pharm & Biotech Index	12.46%	3.79%	-4.44%	—	3.79%

Lipper Health/Biotechnology Fund Average	8.98%	9.33%	0.14%	—	9.83%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. The Fund’s portfolio manager considers the NASDAQ Biotechnology Index, the AMEX Biotechnology Index and the 80% NASDAQ Biotech/20% MSCI World Pharm & Biotech Index to be the Fund’s performance benchmarks. Comparisons to the S&P 500 Index are provided in order to compare the Fund’s performance to the performance of a broad-based securities market index.

Annual Fund Operating Expenses	Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)

	Class D	Class D

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,052.40	$1,017.34

Expenses Paid During Period	$8.07	$7.93

Expenses are equal to the expense ratio for the class 1.57% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Healthcare	97.4%

Short-Term Investments	37.6%

Other	-35.0%

10    Allianz Funds Semi-Annual Report  |  12.31.05

A S E C T O R - R E L A T E D S T O C K F U N D

RCM Global Healthcare Fund	Ticker Symbols:
D Share: DGHCX

■	RCM Global Healthcare Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in common stocks of companies in the healthcare industry.

■

The Fund’s Class D Shares returns 5.24% for the six months ended December 31, 2005. This performance trailed the 10.47% return of the MSCI World Index but closely tracked the 5.55% return of the MSCI World Healthcare Index.

■

The broad global stock market continued to post solid gains over the reporting period, with global stocks soundly outperforming U.S. stocks (as measured by the 5.76% gain of the S&P 500 Index). Global healthcare trailed the broader market over the six months. The sector saw higher than usual mergers and acquisition activity, especially in the fourth quarter.

■

The Fund’s exposure to biotechnology was neutral overall, but select names had a direct positive impact on performance. For example, the Fund benefited from its investment in Abgenix Inc., a leading platform in the development and manufacturing of antibodies. Abgenix stock rose following successful drug trials and an announced acquisition by Amgen.

■

The Fund also benefited from an overweight position in the healthcare provider & services industry, as well as underweights to the pharmaceutical industry - including specific underexposure to Pfizer and Johnson & Johnson.

■

Gains in Abgenix were somewhat more than off-set by an overweight and poor stock selection in the biotechnology industry. The Fund’s position in Nabi Biopharmaceuticals was a drag on relative performance when during the period the company announced negative data on its lead compound. Rigel Pharmaceuticals Inc. likewise reported disappointing results on its new allergy drug.

■

Another name that delivered disappointing results during the period was healthcare products maker Abbott Laboratories. Abbott sold off after announcing its heart treatment failed to significantly lower patient mortality compared to another heart failure drug.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (12/31/96)

RCM Global Healthcare Class D	5.24%	1.87%	-1.31%	—	14.61%

MSCI World Index	10.47%	10.03%	2.64%	—	6.77%

MSCI World Healthcare Index	5.55%	9.44%	0.02%	—	8.88%

Lipper Health/Biotechnology Fund Average	8.98%	9.33%	0.14%	—	10.68%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. The Fund’s portfolio manager considers the MSCI World Healthcare Index to be the Fund’s performance benchmark. Comparisons to the MSCI World Index are provided in order to compare the Fund’s performance to the performance of a broad-based securities market index.

Annual Fund Operating Expenses	Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)

	Class D	Class D

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,052.40	$1,017.34

Expenses Paid During Period	$8.07	$7.93

Expenses are equal to the expense ratio for the class 1.57% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Healthcare	96.8%

Short-Term Investments	12.1%

Technology	1.0%

Financial & Business Services	0.7%

Options Purchased	0.1%

Other	-10.7%

Allianz Funds Semi-Annual Report  |  12.31.05   11

A G L O B A L S T O C K F U N D

RCM Global Small-Cap Fund	Ticker Symbols:
D Share: DGSNX

■

RCM Global Small-Cap Fund seeks long-term capital appreciation by normally investing at least 80% of its net assets in companies with market capitalizations comparable to those companies included in the MSCI World Small-Cap Index. The Fund will ordinarily invest in companies organized or headquartered in at least three different countries.

■	The Fund’s Class D Shares returned 16.11% for the six months ended December 31, 2005. This performance surpassed the 14.18% return of the Fund’s benchmark, the MSCI World Small-Cap Index.

■

Non-U.S. markets continued to perform well in the second half of 2005. International stocks outperformed the U.S. market over the six-month period, with the MSCI EAFE Index up 14.99% and the S&P 500 Index up 5.76%. Overall, global small-cap stocks maintained their dominance over large cap issues.

■

The Fund’s relative performance was helped over the reporting period by strong stock selection in the materials industry. One example was the Fund’s position in Sumitomo Titanium, which performed well due to increased global demand for titanium.

■

Stock selection in the transportation industry also supported relative performance. In particular the Fund saw a strong contribution from its investment in GOL Linhas Aereas Inteligentes S.A., a low-cost, low-fare airline in Brazil.

■

Relative performance was hindered by poor stock selection in the consumer discretionary sector. Comstock Homebuilding Companies Inc. and Maidenform Brands Inc. are two names that delivered disappointing results.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (12/31/96)

RCM Global Small-Cap Class D	16.11%	18.59%	7.01%	—	15.59%

MSCI World Small-Cap Index	14.18%	16.10%	14.37%	—	9.31%

Lipper Global Small/Mid-Cap Growth Fund Average	14.01%	17.02%	5.30%	—	9.94%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com.

Annual Fund Operating Expenses	Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)

	Class D	Class D

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,161.10	$1,016.33

Expenses Paid During Period	$9.59	$8.94

Expenses are equal to the expense ratio for the class 1.82% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Country Allocation as of 12/31/05

United States	39.0%

Japan	18.5%

United Kingdom	5.2%

Germany	4.3%

Switzerland	3.6%

Netherlands	3.1%

France	2.6%

Austria	2.5%

Other	2.7%

12    Allianz Funds Semi-Annual Report  |  12.31.05

A S E C T O R - R E L A T E D S T O C K F U N D

RCM Global Technology Fund	Ticker Symbols:
D Share: DGTNX

■

RCM Global Technology Fund seeks long-term capital appreciation by investing at least 80% of its assets in technology companies. The Fund will ordinarily invest in companies organized or headquartered in at least three different countries.

■

The Fund’s Class D Shares returned 15.95% for the six months ended December 31, 2005. This performance surpassed both the NASDAQ Composite Index and the Goldman Sachs Technology Index, up 7.22% and 9.83% respectively.

■

Despite some clear challenges in the global economy, the stock market picked up in the second half of 2005. Strong third quarter performance and modest gains in the fourth quarter allowed the market as a whole (as measured by the S&P 500 Index) to finish the reporting period up 5.76%. The environment was generally favorable for technology companies, particularly those with key competitive strengths driving their earnings. Overall, technology outperformed the broader market for the period.

■

The Fund’s strong relative performance can be traced to favorable stock selection. Most of the Fund’s largest positions performed well, including Apple Computer Inc., SanDisk Corp., Marvell Technology Group Ltd. and Google.

■

The Fund also saw solid contributions from its investment in Red Hat Inc., the leading provider of Linux and open source technology. We increased the stock’s weighting in the Fund in the third quarter of 2005, as part of a larger strategy to increase exposure to companies with strong fundamentals.

■

While the Fund delivered solid absolute and relative returns over the reporting period there were areas of some weakness. Underweight exposure to semiconductors and stock selection in the internet software and services area detracted from relative performance.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (12/27/95)

RCM Global Technology Class D	15.95%	8.46%	-5.08%	16.92%	16.95%

NASDAQ Composite Index	7.22%	1.38%	-2.24%	7.69%	7.68%

Goldman Sachs Technology Index	9.83%	1.52%	-7.44%	8.49%	8.49%

Lipper Science & Technology Fund Average	11.97%	5.11%	-8.81%	7.19%	7.19%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. The Fund’s portfolio manager considers the Goldman Sachs Technology Index to be the Fund’s performance benchmark. Comparisons to the NASDAQ Composite Index are provided in order to compare the Fund’s performance to the performance of a broad-based securities market index.

Annual Fund Operating Expenses	Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)

	Class D	Class D

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,159.50	$1,016.99

Expenses Paid During Period	$8.87	$8.29

Expenses are equal to the expense ratio for the class 1.68% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Technology	75.7%

Short-Term Investments	21.6%

Energy	10.4%

Healthcare	2.4%

Options Purchased	1.7%

Capital Goods	1.5%

Communications	1.3%

Financial & Business Services	1.3%

Consumer Services	0.7%

Other	-16.6%

Allianz Funds Semi-Annual Report  |  12.31.05   13

A N I N T E R N A T I O N A L S T O C K F U N D

RCM International Growth Equity Fund	Ticker Symbols:
D Share: DIENX

■	RCM International Growth Equity Fund seeks long-term capital appreciation by normally investing at least 80% of its net assets in equity securities of non-U.S. companies.

■

The Fund’s Class D Shares returned 18.03% for the six months ended December 31, 2005. This return surpassed the Fund’s benchmarks, the MSCI EAFE Index and the MSCI EAFE Growth Index, which respectively returned 14.99% and 15.33% for the same period.

■

Non-U.S. markets continued to perform well in the second half of 2005. International stocks outperformed the U.S. market over the six -month period, with the MSCI EAFE Index up 14.99% and the S&P 500 Index up 5.76%.

■

Relative performance was helped over the reporting period by overweight exposure and strong stock selection in the financial sector. In particular, the Fund benefited from bank holdings, including Resona Holdings Inc. and Mizuho Financial Group. Both of these names benefited from investors’ expectations that Japanese rates would rise, widening spreads.

■	The Fund’s overweight and stock selection in real estate also contributed to performance. One example was Mitsui Fudosan, which rose as the Japanese real estate market in general strengthened.

■

Stock selection in consumer staples was a drag on the Fund’s relative performance. In particular, Cadbury Schweppes delivered disappointing results after lowering earnings expectations due to high oil prices and disruptions related to the hurricanes in the U.S.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (05/22/95)

RCM International Growth Equity Class D	18.03%	13.17%	-2.10%	5.29%	6.29%

MSCI EAFE Index	14.99%	14.01%	4.94%	6.18%	6.48%

MSCI EAFE Growth Index	15.33%	13.63%	2.23%	3.59%	3.73%

Lipper International Large-Cap Growth Fund Average	16.65%	14.01%	0.30%	4.39%	5.03%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allinanzinvestors.com. The Fund’s portfolio manager considers the MSCI EAFE Growth Index to be the Fund’s performance benchmark. Comparisons to the MSCI EAFE Index are provided in order to compare the Fund’s performance to the performance of a broad-based securities market index.

Annual Fund Operating Expenses	Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)

	Class D	Class D

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,180.30	$1,018.30

Expenses Paid During Period	$7.53	$6.97

Expenses are equal to the expense ratio for the class 1.59% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Country Allocation as of 12/31/05

Japan	24.4%

United Kingdom	17.1%

Switzerland	10.9%

Germany	10.0%

France	8.9%

Australia	6.1%

Netherlands	5.6%

Short-Term Instruments	4.6%

United States	4.6%

Other	7.8%

14    Allianz Funds Semi-Annual Report  |  12.31.05

Schedule of Investments
NACM Global Fund
 December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—95.9%
Bermuda—2.1%
Jardine Matheson Holdings Ltd.	13,200	$227
Nabors Industries Ltd. (a)	3,200	242

		469

Cayman Islands—1.8%
ACE Ltd.	3,800	203
Hutchison Telecommunications International Ltd.	144,000	208

		411

China—4.2%
Bio-Treat Technology Ltd.	260,000	175
Cheung Kong Ltd.	26,000	266
Foxconn International Holdings Ltd. (a)	219,000	352
Hopewell Holdings Ltd.	64,000	161
		954

France—4.7%
Generale de Sante	3,600	124
Pinault-Printemps-Redoute S.A.	1,834	207
Publicis Groupe S.A.	6,577	229
Sanofi-Aventis	3,124	273
Veolia Environnement	5,142	233

		1,066

Germany—2.3%
BASF AG	2,116	162
Commerzbank AG	6,521	200
Hypo Real Estate Holding AG	2,921	151

		513

Hong Kong—2.0%
AAC Acoustic Technology Holdings Inc. (a)	410,000	251
New World Development	138,000	189

		440

Indonesia—0.0%
PT Indosat Tbk.	7,500	4

Ireland—1.3%
CRH PLC	10,132	298

Israel—0.6%
Israel Chemicals Ltd.	36,929	145

Italy—3.0%
Luxottica Group SpA	10,853	276
Sanpaolo IMI SpA	10,747	168
UniCredito Italiano SpA	34,873	239

		683

Japan—17.5%
Aoyama Trading Co., Ltd.	1,000	34
Gigas K’s Denki Corp.	7,600	258
Hakuhodo DY Holdings, Inc.	2,700	190
Hokuhoku Financial Group, Inc.	59,000	275
Japan Tobacco, Inc.	16	234
JSR Corp.	9,800	258
Mitsubishi Tokyo Financial Group, Inc.	26	354
NGK Spark Plug Co., Ltd.	9,000	195
Nippon Electric Glass Co., Ltd.	8,000	175
Nisshinbo Industries, Inc.	12,000	130
Nitori Co., Ltd.	2,300	214
Nomura Holdings, Inc.	12,700	244
Point, Inc.	2,500	209
Rakuten, Inc. (a)	169	163
Shimizu Corp.	19,000	139
Sumco Corp. (a)	3,600	189
Teijin Ltd.	36,000	229

	Shares	Value (000s)

Tokyo Electron Ltd.	4,800	$302
Tokyo Star Bank Ltd. (a)	48	159

		3,951

Malaysia—0.9%
Commerce Asset-Holding Bhd.	140,800	212

Netherlands—2.2%
ASML Holding NV (a)	13,852	278
Royal Numico NV (a)	4,987	207

		485

Singapore—0.8%
ASE Test Ltd. (a)	23,300	183

South Korea—2.3%
Kookmin Bank ADR (a)	3,200	239
Samsung Electronics Co., Ltd.	438	282

		521

Sweden—1.0%
Atlas Copco AB, Class A	10,200	227

Switzerland—7.7%
EFG International (a)	5,904	157
Nestle S.A.	762	228
Roche Holdings AG	2,046	307
STMicroelectronics NV	10,685	192
Straumann Holding AG	591	137
UBS AG	5,583	531
Ypsomed Holding AG (a)	1,125	174

		1,726

Thailand—0.7%
Krung Thai Bank	572,700	152

United Kingdom—2.0%
ARM Holdings PLC	132,350	275
Bodycote International	44,105	168

		443

United States—38.8%
Affiliated Managers Group, Inc. (a)	2,200	177
American Healthways, Inc. (a)	3,800	172
American International Group, Inc.	5,300	362
Ansys, Inc. (a)	4,800	205
Boeing Co.	4,700	330
Central Garden and Pet Co. (a)	4,900	225
ConocoPhillips	4,800	279
Federated Department Stores, Inc.	3,400	226
First Cash Financial Services, Inc. (a)	4,800	140
Freescale Semi-conductor, Inc., Class B (a)	11,828	298
International Business Machines Corp.	4,300	353
ITT Industries, Inc.	2,000	206
JP Morgan Chase & Co.	7,000	278
JLG Industries, Inc.	4,100	187
Lafarge North America, Inc.	3,000	165
Marathon Oil Corp.	3,800	232
Microsoft Corp.	17,700	463
Morgan Stanley	5,600	318
Mylan Laboratories, Inc.	9,300	186
Nasdaq Stock Market, Inc. (a)	3,500	123
Nordstrom, Inc.	6,000	224
Occidental Petroleum Corp.	2,900	232
PepsiCo, Inc.	3,800	224
Pike Electric Corp. (a)	7,900	128
Praxair, Inc.	4,900	259
QUALCOMM, Inc.	7,500	323
Quiksilver, Inc. (a)	19,000	263
RTI International Metals, Inc. (a)	4,700	178
Syneron Medical Ltd. (a)	4,000	127

	Shares	Value (000s)

Tiffany & Co.	4,000	$153
Transocean, Inc. (a)	4,100	286
United Technologies Corp.	6,300	352
Wal-Mart Stores, Inc.	6,900	323
Williams Cos., Inc.	8,797	204
XTO Energy, Inc.	5,400	237
Yahoo!, Inc. (a)	7,600	298

		8,736

Total Common Stock (cost—$19,393)		21,619

WARRANT (a)—1.2%
	Units

Bahamas—1.2%
Credit Suisse First Boston, Expires 9/15/06 (cost—$225)	652,000	277

	Principal Amount (000s)

Repurchase Agreement—4.0%
State Street Bank & Trust Co., dated 12/30/05, 3.90%, due 1/3/06, proceeds $896;	$896	896

collateralized by Federal Home Loan Bank, 4.375%, 9/17/10, valued at $915 including accrued interest (cost—$896)

Total Investments (cost—$20,514)—101.1%		22,792

Liabilities in excess of other assets—(1.1)%		(247)

Net Assets—100.0%		$22,545

Notes to Schedule of Investments:

(a) Non-income producing.

Glossary:

ADR — American Depositary Receipt

See accompanying notes  |  12.31.05  |  Allianz Funds Semi-Annual Report   15

Schedule of Investments
NACM International Fund
 December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—95.8%
Australia—3.1%
BHP Billiton Ltd.	72,900	$1,214
Macquarie Bank Ltd.	15,800	785
Oxiana Ltd. (a)	904,200	1,148
Rio Tinto Ltd.	29,700	1,493
Seven Network Ltd.	45,700	278

		4,918

Austria—1.8%
Andritz AG	2,900	319
Boehler-Uddeholm AG	4,600	775
OMV AG	21,785	1,265
Voestalpine AG	6,000	603

		2,962

Belgium—3.4%
Compagnie Maritime Belge S.A.	7,822	258
Fortis Group, Unit	74,700	2,382
KBC Groep NV	29,600	2,756

		5,396

Cayman Islands—0.4%
Hutchison Telecommunications International Ltd.	404,000	583

China—0.2%
Hopewell Holdings	104,000	262

Denmark—0.2%
Sydbank A/S	12,500	300

Finland—0.9%
Rautaruukki Oyj	61,800	1,501

France—9.1%
BNP Paribas	24,700	1,995
Credit Agricole S.A.	21,500	676
France Telecom S.A.	9,700	241
Neopost S.A.	5,300	531
Peugeot S.A.	23,000	1,323
Renault S.A.	18,037	1,469
Sanofi-Aventis	20,800	1,821
Societe Generale	16,511	2,029
Total S.A.	3,392	855
Vallourec	5,400	2,966
Vivendi Universal S.A.	19,700	617

		14,523

Germany—1.9%
Continental AG	5,400	479
Deutsche Bank AG	6,400	619
Deutsche Telekom AG	9,700	161
RWE AG	5,800	428
Salzgitter AG	24,500	1,322

		3,009

Greece—0.7%
National Bank of Greece S.A.	25,000	1,062

Hong Kong—1.4%
China Resources Power Holdings Co.	554,000	312
Hang Lung Group Ltd.	119,000	253
Orient Overseas International Ltd.	93,300	316
Sino Land Co.	776,000	943
TPV Technology Ltd.	366,000	356

		2,180

Italy—4.7%
Banca Intesa SpA	24,100	128
Banche Popolari Unite S.c.r.l.	154,200	3,383
Capitalia SpA	389,400	2,254

	Shares	Value (000s)

ERG SpA	52,000	$1,252
Sanpaolo IMI SpA	26,600	416

		7,433

Japan—29.6%
Astellas Pharma, Inc.	28,000	1,094
Bridgestone Corp.	5,000	104
Brother Industries Ltd.	53,000	557
Canon, Inc.	43,900	2,577
Honda Motor Co., Ltd.	43,300	2,499
Horiba Ltd.	12,000	346
Ibiden Co. Ltd.	41,000	2,196
Iino Kaiun Kaisha Ltd.	51,000	429
Japan Tobacco, Inc.	239	3,494
JFE Holdings, Inc.	34,000	1,138
Keiyo Bank Ltd.	45,000	320
Komatsu Ltd.	98,000	1,620
Makita Corp.	57,000	1,399
Matsushita Electric Industrial Co., Ltd.	97,000	1,869
Mitsubishi Corp.	108,000	2,384
Mitsui & Co. Ltd.	164,000	2,107
Mitsui Trust Holdings, Inc.	25,000	301
NGK Spark Plug Co., Ltd.	71,000	1,540
Nippon Electric Glass Co., Ltd.	96,000	2,106
Nippon Steel Corp.	58,000	206
Nippon Yusen KK	207,000	1,418
Parco Co., Ltd.	30,000	344
Plenus Co., Ltd.	4,700	155
Star Micronics Co., Ltd.	20,000	326
Sumitomo Corp.	152,000	1,967
Sumitomo Metal Industries Ltd.	573,000	2,195
Takeda Pharmaceutical Co., Ltd.	6,132	332
Teijin Ltd.	172,000	1,094
Tokyo Electron Ltd.	39,300	2,469
Toshiba Corp.	369,000	2,205
Toyota Motor Corp.	56,225	2,937
Ulvac, Inc.	17,000	523
Yamaha Motor Co., Ltd.	108,000	2,823

		47,074

Luxembourg—0.0%
Arcelor S.A.	3,300	82

Netherlands—2.8%
Fortis	36,700	1,168
Fugro NV	23,900	768
ING Groep NV	18,400	638
Royal Dutch Shell PLC, Class B	47,400	1,519
USG People NV	7,300	310

		4,403

Norway—0.6%
Orkla ASA	25,400	1,053

Singapore—1.3%
Cosco Corp. Singapore Ltd.	301,000	390
Jardine Cycle & Carriage Ltd.	39,000	260
MCL Land Ltd.	28,080	29
SembCorp Marine Ltd.	555,000	920
Starhub Ltd.	381,000	470

		2,069

Spain—4.1%
ACS Actividades Construcciones y Servicios S.A.	61,600	1,980
Antena 3 de Television S.A.	63,600	1,517
Banco Bilbao Vizcaya Argentaria S.A.	81,000	1,446
Banco Santander Central Hispano S.A.	5,451	72
Gestevision Telecinco S.A.	31,500	797
Telefonica S.A.	50,728	763

		6,575

	Shares	Value (000s)

Sweden—5.4%
Atlas Copco AB, Class A	27,300	$608
NCC AB, Class B	20,400	367
Nordea Bank AB	78,000	810
Skandinaviska Enskilda Banken AB, Class B	63,200	1,301
SSAB Svenskt Stal AB, Ser. A	39,340	1,433
Telefonaktiebolaget LM Ericsson, Class B	93,200	321
Volvo AB, Class B	71,900	3,392
WM-data AB	132,000	422

		8,654

Switzerland—3.9%
Credit Suisse Group	34,500	1,757
Nestle S.A.	765	229
Novartis AG	27,900	1,463
UBS AG	20,643	1,962
Zurich Financial Services AG (a)	3,797	808

		6,219

United Kingdom—20.3%
3i Group PLC	135,400	1,972
AstraZeneca PLC	59,019	2,869
Aviva PLC	33,340	404
BAE Systems PLC	105,100	691
Barclays PLC	10,805	113
BHP Billiton PLC	162,000	2,651
BP PLC	289,901	3,104
British American Tobacco PLC	14,300	320
First Choice Holidays PLC	372,500	1,602
GlaxoSmithKline PLC	207,926	5,249
HBOS PLC	78,088	1,332
Imperial Tobacco Group PLC	15,900	474
Old Mutual PLC	453,100	1,284
Prudential PLC	52,800	500
Rio Tinto PLC	92,300	4,218
Rolls-Royce Group PLC, Class B	860,818	2
Rolls-Royce Group PLC (a)	36,173	266
Royal Bank of Scotland Group PLC	32,300	975
Taylor Woodrow PLC	338,200	2,219
Vodafone Group PLC	337,041	725
Wimpey George PLC	152,900	1,266

		32,236

Total Common Stock (cost—$135,824)		152,494

	Principal Amount (000s)

Repurchase Agreement—13.2%
State Street Bank & Trust Co., dated 12/30/05, 3.90%, due 1/3/06, proceeds $20,976;	$20,967	20,967

collateralized by Federal Home Loan Bank, 4.375%, 9/17/10, valued at $21,387 including accrued interest (cost—$20,967)

Total Investments (cost—$156,791)—109.0%		173,461

Liabilities in excess of other assets—(9.0)%		(14,322)

Net Assets—100.0%		$159,139

Notes to Schedule of Investments:

(a) Non-income producing.

Glossary:

Unit — More than one class of securities traded together.

16    Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Schedule of Investments
NACM Pacific Rim Fund
 December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—94.0%
Australia—9.2%
AMP Bank Ltd.	234,509	$1,319
Babcock & Brown Infrastructure Group, Unit	523,611	620
BHP Billiton Ltd.	156,866	2,612
Commonwealth Bank of Australia	26,190	819
CSL Ltd.	46,229	1,432
Foster’s Group Ltd.	245,137	1,000
Macquarie Bank Ltd.	24,689	1,227
Rio Tinto Ltd. (b)	45,173	2,270
Westpac Capital Corp.	39,932	665
Woodside Petroleum Ltd.	49,622	1,419

		13,383

Bermuda—1.2%
Celestial Nutrifoods Ltd.	4,812,000	1,676

Cayman Islands—1.5%
Hengan International Group Co., Ltd.	742,000	841
Hutchison Telecommunications International Ltd.	895,000	1,292

		2,133

China—1.4%
Foxconn International Holdings Ltd. (a)	936,000	1,504
Jiangsu Expressway Co., Ltd.	912,000	515

		2,019

Hong Kong—1.5%
China Shenhua Energy Co., Ltd., Class H (a)	533,400	584
Hong Kong Exchange & Clearing Ltd.	168,000	697
Shangri-La Asia Ltd.	489,150	817

		2,098

India—0.5%
Satyam Computer Services Ltd. ADR	20,100	736

Japan—73.7%
Advantest Corp.	11,600	1,172
Amada Co., Ltd.	177,000	1,559
Astellas Pharma, Inc.	24,900	973
Chugai Pharmaceutical Co., Ltd.	47,000	1,011
Denso Corp.	46,000	1,593
E*Trade Securities Co., Ltd. (b)	150	1,158
Haseko Corp. (a)(b)	978,500	3,780
Hitachi Construction Machinery Co., Ltd.	79,700	1,863
Honeys Co., Ltd. (b)	13,500	1,100
Hoosiers Corp.	320	1,538
JAFCO Co., Ltd.	44,000	3,934
Japan Steel Works Ltd.	422,000	2,343
JGC Corp.	115,000	2,190
Kawasaki Heavy Industries Ltd. (b)	631,000	2,312
KK DaVinci Advisors (a)	341	2,563
Komatsu Electronic Metals Co., Ltd.	97,400	1,767
Komeri Co., Ltd.	31,200	1,338
livedoor Co., Ltd. (a)	455,339	2,840
Marubeni Corp.	535,000	2,865
Mitsubishi Heavy Industries Ltd.	452,000	1,997
Mitsubishi Tokyo Financial Group, Inc.	404	5,502
Mitsui & Co., Ltd.	214,000	2,750
Mitsui Fudosan Co., Ltd.	41,000	830

	Shares		Value (000s)

Mizuho Financial Group, Inc.	456		$3,619
Murata Manufacturing Co., Ltd.	22,500		1,445
NEOMAX Co., Ltd.	29,000		955
Nikon Corp.	68,000		1,073
Nishi-Nippon City Bank Ltd.	224,000		1,332
Nissan Motor Co., Ltd.	106,300		1,084
Nomura Holdings, Inc.	109,900		2,116
Nomura Research Institute Ltd.	11,900		1,455
NTT DoCoMo, Inc.	437		665
Orient Corp. (a)	498,000		2,073
Orix Corp.	7,000		1,782
Osaka Securities Exchange Co., Ltd.	260		1,623
Sanyo Special Steel Co., Ltd. (b)	125,000		1,384
Sega Sammy Holdings, Inc.	19,100		640
Sumitomo Metal Industries Ltd.	432,000		1,655
Sumitomo Mitsui Financial Group, Inc.	311		3,285
Sumitomo Trust & Banking Co., Ltd.	293,000		2,988
T&D Holdings, Inc.	21,050		1,398
Taiheiyo Cement Corp.	580,000		2,355
Takeda Pharmaceutical Co., Ltd.	23,400		1,268
Takeuchi Manufacturing Co., Ltd. (b)	19,500		1,156
THK Co., Ltd.	48,700		1,270
Toho Tenax Co., Ltd. (a)(b)	207,000		1,522
Toho Titanium Co., Ltd. (b)	8,100		835
Tokuyama Corp.	231,000		2,970
Tokyo Electron Ltd.	15,300		961
Tokyu Land Corp.	534,000		5,334
Toshiba Corp.	199,000		1,189
Toyota Motor Corp.	113,600		5,935
Yamada Denki Co., Ltd.	18,600		2,325

			106,670

Singapore—1.5%
ASE Test Ltd. (a)	90,400		710
Singapore Exchange Ltd.	836,000		1,460

			2,170

South Korea—2.8%
Cheil Industries, Inc. (a)	23,520		646
Hyundai Engineering & Construction Co., Ltd. (a)	28,960		1,277
NHN Corp. (a)	4,689		1,235
Shinhan Financial Group Co., Ltd. (a)	21,560		867

			4,025

Taiwan—0.7%
Catcher Technology Co., Ltd.	128,000		1,027
Siliconware Precision Industries Co. ADR	–	(e)	–	(e)

			1,027

Total Common Stock (cost—$108,700)			135,937

WARRANTS (a)—1.3%
	Units

India—0.6%
Bharti Tele-Ventures Ltd.
Expires 4/3/06	121,050		927

Luxembourg—0.7%
Associated Cement Co., Ltd.
Expires 7/28/06	84,137		997

Total Warrants (cost—$1,565)			1,924

	Principal Amount (000s)	Value (000s)
SHORT-TERM INVESTMENTS—18.3%
Collateral Invested for Securities on Loan (d)—8.7%
Adirondack 2005-1 Corp.,
4.356% due 1/25/06	$1,000	$997
Bavaria TRR Corp.,
4.368% due 1/25/06, FRN (c)	2,000	1,994
Bavaria Universal Funding,
4.412% due 2/27/06, FRN (c)	1,000	993
Canadian Imperial Bank,
4.00% due 1/3/06	1,158	1,158
Compass Securitization,
4.376% due 1/23/06	500	498
Davis Square Funding V Corp.,
4.352% due 1/3/06	1,000	999
Fortis Bank,
4.23% due 1/3/06	2,463	2,463
Morgan Stanley,
4.33% due 6/20/06	2,000	2,000
Ormond Quay Funding LLC,
4.331% due 1/30/06	500	498
Sierra Madre Funding
Delaware Corp.,
4.356% due 1/26/06	1,000	997

		12,597

Repurchase Agreement—9.6%
State Street Bank & Trust Co., dated 12/30/05, 3.90%, due 1/3/06, proceeds $13,864;	13,858	13,858

collateralized by Federal Home Loan Bank, 4.375%, due 9/17/10, valued at $14,140 including accrued interest (cost—$13,858)

Total Short-Term Investments (cost—$26,456)		26,455

Total Investments (cost—$136,721)—113.6%		164,316

Liabilities in excess of other assets—(13.6)%		(19,619)

Net Assets—100.0%		$144,697

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $11,574; cash collateral of $12,555 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from securities on loan.

(e) Share and market value are less than $500.

Glossary:

ADR — American Depositary Receipt FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005. Unit — More than one class of securities traded together.

See accompanying notes   |  12.31.05  |  Allianz Funds Semi-Annual Report   17

Schedule of Investments
NFJ International Value Fund
 December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—93.7%
Australia—2.8%
Amcor Ltd. ADR	38,000	$826

Bahamas—1.9%
Teekay Shipping Corp. (a)	13,800	551

Belgium—1.9%
Delhaize Group ADR	8,400	550

Bermuda—3.8%
Frontline Ltd. (a)	14,400	546
Renaissance Holdings Ltd.	12,800	565

		1,111

Brazil—12.4%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	50,400	850
Companhia Vale do Rio Doce ADR	20,200	831
Empresa Brasileira de Aeronautica S.A. ADR	7,100	278
Petroleo Brasileiro S.A. ADR	11,900	848
Votorantim Celulose e Papel S.A. ADR (a)	70,000	860

		3,667

Canada—11.3%
Agrium, Inc.	12,000	264
Canadian Natural Resources Ltd.	11,300	561
Canadian Pacific Railway Ltd.	13,300	558
Magna International, Inc., Class A	7,800	561
Methanex Corp.	15,000	281
Quebecor World, Inc. (a)	40,700	553
TransCanada Corp. (a)	17,600	554

		3,332

Cayman Islands—1.0%
Seagate Technology, Inc. (a)	14,000	280

China—9.3%
Aluminum Corp. of China Ltd. ADR (a)	7,000	535
China Mobile (Hong Kong) Ltd. ADR (a)	23,300	560
Sinopec Shanghai Petrochemical Co., Ltd. ADR (a)	22,000	833
Yanzhou Coal Mining Co. Ltd. ADR (a)	26,000	835

		2,763

France—1.9%
AXA S.A. ADR	17,400	563

Ireland—1.8%
Bank of Ireland ADR	8,500	538

Japan—2.8%
Canon, Inc. ADR (a)	9,300	547
Nissan Motor Co. Ltd. ADR (a)	13,600	278

		825

Mexico—6.5%
Cemex S.A. de C.V. ADR	13,700	813
Coca-Cola Femsa, S.A. de C.V. ADR (a)	20,400	551
Telefonos de Mexico S.A. de C.V. ADR	23,000	567

		1,931

	Shares	Value (000s)

Netherlands—8.5%
ABN AMRO Holding NV ADR	43,000	$1,124
CNH Global NV	15,300	284
ING Groep NV ADR	32,000	1,114

		2,522

Norway—2.8%
Norsk Hydro ASA ADR	8,100	836

Peru—0.9%
Compania de Minas Buenaventura S.A.U. ADR	9,700	274

South Africa—0.9%
Sasol Ltd. ADR	7,800	278

South Korea—10.3%
Korea Electric Power Corp. ADR	57,800	1,126
KT Corp. ADR	38,500	830
POSCO ADR	22,000	1,089

		3,045

Sweden—1.8%
Volvo AB ADR	11,400	537

United Kingdom—11.1%
British American Tobacco PLC ADR	12,300	554
Diageo PLC ADR	4,500	262
GlaxoSmithKline PLC ADR	10,800	545
Imperial Chemical Industries PLC ADR	24,000	547
Unilever PLC ADR	13,800	554
United Utilities PLC ADR	35,300	823

		3,285

Total Common Stock (cost—$25,720)		27,714

SHORT-TERM INVESTMENTS—23.9%
	Principal Amount (000s)

Collateral Invested for Securities on Loan (c)—17.3%
Bavaria TRR Corp.,
4.368% due 1/25/06, FRN (b)	$760	758
Bavaria Universal Funding, FRN (b),
4.398% due 2/27/06	660	655
4.410% due 2/27/06	100	99
Bear Stearns Co., Inc., 4.37% due 1/3/06	760	760
Canadian Imperial Bank,
4.00% due 1/3/06	732	732
Compass Securitization,
4.377% due 1/23/06	750	748
Davis Square Funding V Corp.,
4.353% due 1/3/06	200	200
Fortis Bank, 4.23% due 1/3/06	408	408
Morgan Stanley, 4.33%
due 6/20/06	250	250
Sierra Madre Funding Delaware Corp.,
4.356% due 1/26/06	500	499

		5,109

	Principal Amount (000s)	Value (000s)

Repurchase Agreement—6.6%
State Street Bank & Trust Co., dated 12/30/05, 3.90%, due 1/3/06,	$1,946	$1,946

proceeds $1,947; collateralized by Federal Home Loan Bank, 5.80%, due 9/2/08, valued at $1,989 including accrued interest (cost—$1,946)

Total Short-Term Investments (cost—$7,055)		7,055

Total Investments (cost—$32,775)—117.6%		34,769

Liabilities in excess of other assets—(17.6)%		(5,204)

Net Assets—100.0%		$29,565

Notes to Schedule of Investments (amounts in thousands):

(a) All or portion on loan with an aggregate market value of $4,935; cash collateral of $5,091 was received with which the Fund purchased short-term investments.

(b) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) Securities purchased with the cash proceeds from securities on loan.

Glossary:

ADR — American Depositary Receipt FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

18    Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Schedule of Investments
RCM Biotechnology Fund
 December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—97.4%
Healthcare—97.4%
Abgenix, Inc. (a)(b)	800,000	$17,208
Alexion Pharmaceuticals, Inc. (a)(b)	183,500	3,716
Amgen, Inc. (a)	230,400	18,169
Anadys Pharmaceuticals, Inc. (a)	1,750	15
AVANIR Pharmaceuticals, Class A (a)(b)	788,000	2,711
Celgene Corp. (a)(b)	235,570	15,265
Coley Pharmaceutical Group, Inc. (a)(b)	113,900	1,727
Cotherix, Inc. (a)	499,900	5,309
CV Therapeutics, Inc. (a)(b)	412,900	10,211
Cytokinetics, Inc. (a)	542,550	3,548
Discovery Laboratories, Inc. (a)(b)	1,084,950	7,248
Dov Pharmaceutical, Inc. (a)(b)	689,750	10,126
Genentech, Inc. (a)	209,126	19,344
Genzyme Corp. (a)	142,830	10,110
Gilead Sciences, Inc. (a)	289,470	15,235
Idenix Pharmaceuticals, Inc. (a)(b)	260,800	4,462
Illumina, Inc. (a)	270,750	3,818
Medarex, Inc. (a)(b)	330,000	4,570
MGI Pharma, Inc. (a)	228,000	3,913
Nektar Therapeutics, Inc. (a)(b)	509,773	8,391
NitroMed, Inc. (a)	602,250	8,401
NPS Pharmaceuticals, Inc. (a)	704,500	8,341
Panacos Pharmaceuticals, Inc. (a)	616,500	4,272
Progenics Pharmaceuticals, Inc. (a)(b)	267,990	6,702
Protein Design Labs, Inc. (a)	304,060	8,641
SuperGen, Inc. (a)(b)	1,135,560	5,735
Telik, Inc. (a)(b)	267,000	4,536
United Therapeutics Corp. (a)	109,100	7,541
Vaxgen, Inc. (a)(b)	207,570	1,816
Vion Pharmaceuticals, Inc. (a)(b)	1,243,840	2,052
Zymogenetics, Inc. (a)	344,650	5,863

Total Common Stock (cost—$211,040)		228,996

SHORT-TERM INVESTMENTS—37.6%
	Principal Amount (000s)

Collateral Invested for Securities on Loan (d)—33.7%
Adirondack 2005-1 Corp.,
4.342% due 1/17/06	$3,000	2,994
4.356% due 1/25/06	3,000	2,991
Bank of America N.A., 4.33%
due 1/3/06	8,000	8,000
Bavaria TRR Corp.,
4.368% due 1/25/06, FRN (c)	8,000	7,975
Bavaria Universal Funding,
4.412% due 2/27/06, FRN (c)	1,000	993
Bayerische Landesbank NY,
4.399% due 7/24/06, FRN	1,000	1,000
Bear Stearns Cos., Inc.,
4.37% due 1/3/06	2,000	2,000
Beta Finance, Inc., Series 3,
4.301% due 8/1/06, FRN (c)	2,000	2,000
Canadian Imperial Bank,
4.00% due 1/3/06	3,359	3,359
Citigroup Global Markets, Inc.,
4.32% due 1/3/06	13,000	13,000
Compass Securitization,
4.376% due 1/23/06	4,000	3,988
Credit Suisse First Boston, FRN,
4.319% due 2/27/06	5,000	5,003
4.323% due 2/6/06	7,000	7,005

	Principal Amount (000s)	Value (000s)

Davis Square Funding V Corp.,
4.352% due 1/3/06	$3,000	$2,999
Goldman Sachs Group L.P., Series 2,
4.389% due 9/15/06, FRN (c)	2,000	2,000
Morgan Stanley,
4.33% due 7/10/06	3,000	3,000
Ormond Quay Funding LLC,
4.331% due 1/30/06	2,000	1,993
Sierra Madre Funding Delaware Corp.,
4.356% due 1/26/06	3,000	2,990
Tango Finance Corp.,
4.251% due 1/11/06, FRN (c)	3,000	3,001
Treasury Bank, 4.429%
due 3/15/06, FRN	3,000	3,000

		79,291

Repurchase Agreement—3.9%
State Street Bank & Trust Co., dated 12/30/05, 3.90%, due 1/3/06, proceeds $9,013;	9,009	9,009

collateralized by Federal Home Loan Bank, 4.375%, 9/17/10, valued at $9,191 including accrued interest (cost—$9,009)

Total Short-Term Investments (cost—$88,294)		88,300

OPTIONS PURCHASED (a)—0.0%
	Contracts

Put Options—0.0%
Abgenix, Inc. (CBOE), strike price $12.50, expires 1/21/06	4,000	20
Celgene Corp. (CBOE), strike price $55, expires 1/21/06	2,300	35

Total Options Purchased (cost—$381)		55

Total Investments (cost—$299,715)—135.0%		317,351

Liabilities in excess of other assets—(35.0)%		(82,230)

Net Assets—100.0%		$235,121

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $75,969; cash collateral of $79,148 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from securities on loan.

Glossary:

CBOE — Chicago Board of Exchange FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

See accompanying notes   |  12.31.05  |  Allianz Funds Semi-Annual Report   19

Schedule of Investments
RCM Global Healthcare Fund
 December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—98.6%
Financial Services—0.7%
Universal American Financial Corp. (a)	70,870	$1,069

Healthcare—96.9%
Abbott Laboratories	112,200	4,424
Abgenix, Inc. (a)(b)	64,500	1,387
Aetna, Inc.	27,400	2,584
Alexion Pharmaceuticals, Inc. (a)	36,300	735
Amgen, Inc. (a)	95,000	7,492
Barr Laboratories, Inc. (a)	25,500	1,588
Baxter International, Inc.	78,000	2,937
Biogen Idec, Inc. (a)	21,500	975
Bristol-Myers Squibb Co.	97,700	2,245
C.R. Bard, Inc.	17,100	1,127
Cardinal Health, Inc.	67,300	4,627
Caremark Rx, Inc. (a)	34,900	1,807
Celgene Corp. (a)(b)	28,900	1,873
Conor Medsystems, Inc. (a)	66,500	1,287
Cytyc Corp. (a)	49,200	1,389
Dade Behring Holdings, Inc.	36,140	1,478
Encysive Pharmaceuticals, Inc. (a)	149,000	1,176
Endo Pharmaceuticals Holdings, Inc. (a)	59,630	1,804
Genentech, Inc. (a)	35,900	3,321
Gilead Sciences, Inc. (a)	87,400	4,600
GlaxoSmithKline PLC	171,690	4,334
Health Net, Inc. (a)	42,600	2,196
Inamed Corp. (a)(b)	38,530	3,378
Kinetic Concepts, Inc. (a)	34,510	1,372
Medco Health Solutions, Inc. (a)	32,700	1,825
Medimmune, Inc. (a)	43,400	1,520
Medtronic, Inc.	156,470	9,008
Merck & Co., Inc.	52,000	1,654
Mylan Laboratories, Inc.	68,900	1,375
Nabi Biopharmaceuticals (a)(b)	62,790	212
Nektar Therapeutics, Inc. (a)(b)	87,030	1,432
Novartis AG	118,580	6,220
Pfizer, Inc.	237,810	5,546
Protein Design Labs, Inc. (a)	31,800	904
Resmed, Inc. (a)	53,500	2,050
Roche Holdings AG	30,100	4,513
Schering-Plough Corp.	254,000	5,296
Shire Pharmaceuticals Group PLC ADR	128,970	5,003
St. Jude Medical, Inc. (a)	74,800	3,755
Stryker Corp.	93,800	4,168
Telik, Inc. (a)(b)	49,000	832
Teva Pharmaceutical Industries Ltd. ADR (b)	45,000	1,935
Theravance, Inc. (a)	60,250	1,357
United Therapeutics Corp. (a)	19,800	1,369
UnitedHealth Group, Inc.	100,373	6,237
Vion Pharmaceuticals, Inc. (a)(b)	261,430	431
WellPoint, Inc. (a)	69,800	5,569
Wyeth	102,740	4,733
Zimmer Holdings, Inc. (a)	41,900	2,826

		139,906

Technology—1.0%
Fisher Scientific International, Inc. (a)(b)	23,300	1,441

Total Common Stock
(cost—$133,830)		142,416

	Principal Amount (000s)
SHORT-TERM INVESTMENTS—12.1%
Collateral Invested for Securities on Loan (d)—7.3%
Beta Finance, Inc., Series 3,
4.301% due 8/1/06, FRN (c)	$2,000	$2,001
Canadian Imperial Bank,
4.00% due 1/3/06	2,586	2,586
Compass Securitization,
4.373% due 1/23/06	2,000	1,994
Goldman Sachs Group L.P., Series 2,
4.389% due 9/15/06, FRN (c)	1,000	1,000
Morgan Stanley,
4.33% due 7/10/06	2,000	2,000
Ormond Quay Funding LLC,
4.332% due 1/30/06	1,000	996

		10,577

Repurchase Agreement—4.8%
State Street Bank & Trust Co., dated 12/30/05, 3.90%, due 1/3/06, proceeds $6,959; collateralized by Federal Home	6,956	6,956

Loan Bank, 4.375%, 9/17/10, valued at $7,097 including accrued interest (cost—$6,956)

Total Short-Term Investments (cost—$17,533)		17,533

OPTIONS PURCHASED (a)—0.1%
	Contracts

Call Options—0.1%
Bristol-Myers Squibb Co. (CBOE)
strike price $20, expires 1/21/06	520	156

(cost—$145)
Total Investments before options written (cost—$151,508)—110.8%		160,105

OPTIONS WRITTEN (a)—(0.0)%
Call Options—(0.0)%
Caremark Rx, Inc. (CBOE)
strike price $55, expires 3/18/06	50	(8)
(premiums received—$7)

Total Investments net of options written (cost—$151,501)—110.8%		160,097

Liabilities in excess of other assets—(10.8)%		(15,637)

Net Assets—100.0%		$144,460

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $10,172; cash collateral of $10,554 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from securities on loan.

Glossary:

ADR — American Depositary Receipt CBOE — Chicago Board of Exchange FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

20    Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Schedule of Investments
RCM Global Small-Cap Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—92.4%
Austria—2.5%
Uniqa Versicherungen AG	50,000	$1,385
Wiener Staedtische Allgemeine Versicherung AG	24,284	1,427
Wienerberger AG	16,600	662

		3,474

Bermuda—1.3%
Endurance Specialty
Holdings Ltd.	20,000	717
Orient-Express Hotels Ltd.	34,000	1,072

		1,789

Brazil—1.3%
Banco Nossa Caixa SA	32,000	478
Gol Linhas Aereas Inteligentes S.A. ADR (b)	47,500	1,340

		1,818

Canada—1.2%
Compton Petroleum Corp. (a)	113,600	1,671

China—0.4%
China Medical Technologies,
Inc. ADR (a)(b)	19,120	609

Denmark—0.7%
GN Store Nord	80,000	1,048

Finland—0.7%
YIT-Yhtyma Oyj	23,850	1,023

France—2.6%
April Group	28,200	1,164
BioMerieux	12,210	643
Companie Generale de Geophysique S.A. (a)(b)	7,820	691
Neopost S.A.	11,600	1,163

		3,661

Germany—4.3%
Grenke Leasing AG	23,760	1,359
Hugo Boss AG SP - ORD	33,300	1,202
Leoni AG	33,550	1,068
Pfeiffer Vacuum Technology AG	14,320	783
Salzgitter AG	18,860	1,017
Technotrans AG	30,900	659

		6,088

Greece—0.6%
JUMBO S.A.	75,000	814

Ireland—1.9%
Kingspan Group PLC	58,000	731
Paddy Power PLC	70,000	1,005
United Drug PLC	220,603	955

		2,691

Israel—0.4%
Syneron Medical Ltd. (a)(b)	16,000	508

Italy—2.1%
Azimut Holding SpA	150,000	1,182
Meta Modena SpA	208,670	710
Tod’s SpA	15,090	1,018

		2,910

	Shares	Value (000s)

Japan—18.5%
ABC-Mart, Inc. (b)	41,800	$1,171
Aeon Mall Co., Ltd.	29,700	1,447
Aida Engineering Ltd.	122,000	974
Ardepro Co., Ltd.	610	1,038
Asahi Intecc Co., Ltd.	24,200	628
Asahi Soft Drinks Co., Ltd.	18,000	218
Bookoff Corp. (b)	26,500	655
Cyber Agent Ltd.	399	906
Daifuku Co., Ltd.	57,000	972
Hoosiers Corp.	217	1,043
Iwatani International Corp. (b)	272,800	995
Japan Asia Investment Co., Ltd.	67,000	559
Kayaba Industry Co., Ltd. (b)	209,000	713
Meiko Shokai Co., Ltd.	48,000	1,000
Moshi Moshi Hotline, Inc.	5,500	653
Musashi Seimitsu Industry Co., Ltd.	22,400	625
NIWS Co., Ltd. (b)	620	845
Park24 Co., Ltd. (b)	28,500	1,018
Ricoh Leasing Co., Ltd.	42,600	1,209
Ryohin Keikaku Co., Ltd.	13,100	1,146
Sumitomo Titanium Corp.	17,400	2,598
Take And Give Needs Co., Ltd. (a)	500	834
Tokai Carbon Co., Ltd.	147,000	684
Tokyo Tatemono Co., Ltd.	101,000	1,004
Tsurumi Manufacturing Co., Ltd.	65,000	770
Usen Corp.	22,400	621
USS Co., Ltd.	9,400	600
Village Vanguard Co., Ltd. (a)	58	1,090

		26,016

Mexico—0.7%
Organizacion Soriana S.A. de C.V., Class B (a)	213,100	965

Netherlands—3.1%
Athlon Holding NV	22,200	591
Brunel International NV	49,000	1,000
Ordina NV	44,000	755
Tele Atlas NV (a)(b)	41,490	1,107
TomTom NV (a)(b)	26,700	917

		4,370

Norway—1.6%
Aker Kvaerner ASA (a)	19,800	1,215
Prosafe ASA (b)	25,300	1,073

		2,288

Poland—1.0%
Agora S.A.	63,800	1,355

Russia—1.7%
OAO Pharmacy Chain 36.6 (a)	27,000	776
Rostelecom ADR (b)	52,100	711
Seventh Continent	37,000	962

		2,449

Singapore—1.2%
Cosco Corp. Singapore Ltd. (b)	309,000	401
First Engineering Ltd.	1,197,000	790
Jurong Technologies Industrial Corp., Ltd.	470,000	511

		1,702

South Korea—0.6%
MegaStudy Co., Ltd. (a)	15,500	871

Spain—1.2%
Banco Pastor S.A.	18,670	896
Mecalux S.A. (a)	29,000	731

		1,627

	Shares	Value (000s)

Sweden—0.5%
Capio AB (a)	42,000	$748

Switzerland—3.6%
Bank Sarasin & Cie AG	600	1,233
Georg Fischer AG (a)	3,000	1,024
Jelmoli Holding AG	700	999
Lindt & Spruengli AG (SP - REG)	63	1,051
Micronas Semi-conductor Holding AG (SP - REG) (a)	22,870	766

		5,073

United Kingdom—5.2%
Burren Energy PLC	53,620	843
C&C Group PLC	157,330	995
Carillion PLC	134,800	709
NETeller PLC (a)	114,086	1,444
NextGen Sciences Ltd. (d)	27,000	163
Northgate Information Solutions PLC (a)	692,180	1,016
Northgate PLC	28,200	471
Punch Taverns PLC	57,340	838
Sportingbet PLC	130,560	779

		7,258

United States—33.5%
Advanced Analogic
Technologies, Inc. (a)	57,000	790
Advisory Board Co. (a)	18,100	863
Affiliated Managers Group, Inc. (a)(b)	16,950	1,360
BE Aerospace, Inc. (a)	49,000	1,078
Bronco Drilling Co., Inc. (a)	44,150	1,016
Carter’s, Inc. (a)	19,190	1,129
Central European Distribution Corp. (a)(b)	25,320	1,016
Central European Media Enterprises Ltd., Class A (a)	23,860	1,382
Central Garden & Pet Co. (a)	25,000	1,148
Comstock Homebuilding Cos., Inc., Class A (a)(b)	31,000	437
CRA International, Inc. (a)	12,500	596
Cybersource Corp. (a)	105,000	693
Cypress Semi-conductor Corp. (a)(b)	55,000	784
Directed Electronics, Inc. (a)	19,100	274
Energy Conversion Devices, Inc. (a)(b)	30,500	1,243
Epicor Software Corp. (a)	47,500	671
Foundation Coal Holdings, Inc.	17,380	660
Gardner Denver, Inc. (a)	4,500	222
GFI Group, Inc. (a)	25,430	1,206
Guitar Center, Inc. (a)	12,100	605
Haemonetics Corp. (a)	19,100	933
Hansen Natural Corp. (a)(b)	15,650	1,233
Heico Corp.	35,000	718
Hibbett Sporting Goods, Inc. (a)	35,400	1,008
Intercontinental Exchange, Inc. (a)	14,000	509
Intermec, Inc. (a)	26,500	896
Ionatron, Inc. (a)(b)	69,200	700
Jarden Corp. (a)(b)	40,000	1,206
Jones Lang LaSalle, Inc.	19,910	1,003
Life Time Fitness, Inc. (a)	29,360	1,118
Maidenform Brands, Inc. (a)	65,600	831
Men’s Wearhouse, Inc. (a)	18,800	553
Monro Muffler Brake, Inc.	23,500	713
NeuStar, Inc., Class A (a)	35,000	1,067
Old Dominion Freight Line, Inc. (a)	34,000	917
Parlux Fragrances, Inc. (a)(b)	25,200	769
Peet’s Coffee & Tea, Inc. (a)(b)	33,500	1,017
RightNow Technologies, Inc. (a)(b)	50,000	923

See accompanying notes   |  12.31.05  |  Allianz Funds Semi-Annual Report   21

Schedule of Investments  (Cont.)
RCM Global Small-Cap Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)

Ruth’s Chris Steak House (a)	31,000	$561
Salesforce.com, Inc. (a)(b)	17,000	545
Scientific Games Corp. (a)	24,000	655
Signature Bank & Trust (a)	24,730	694
Standard Pacific Corp.	17,300	637
Stone Energy Corp. (a)	14,000	637
Superior Well Services, Inc. (a)	42,200	1,003
Unit Corp. (a)	14,640	806
United Community Banks, Inc.	24,000	640
United Natural Foods, Inc. (a)	34,460	910
Varian Semi-conductor Equipment Associates, Inc. (a)	19,200	844
Vasco Data Security International (a)(b)	58,000	572
VCA Antech, Inc. (a)	40,000	1,128
Virginia Commerce Bancorp (a)	31,500	916
Volcom, Inc. (a)	21,000	714
WebSideStory, Inc. (a)	41,000	743
Wintrust Financial Corp.	16,480	905
World Fuel Services Corp.	29,600	998

		47,195

Total Common Stock
(cost—$103,190)		130,021

EXCHANGE-TRADED FUND—2.0%
iShares Russell 2000 Index Fund (b)
(cost—$2,682)	42,000	2,801

SHORT-TERM INVESTMENTS—24.0%
	Principal Amount (000s)

Collateral Invested for Securities on Loan (c)—18.5%
Adirondack 2005-1 Corp., 4.344% due 1/25/06	$1,000	997
4.356% due 1/25/06	2,000	1,994
Canadian Imperial Bank, 4.000% due 1/3/06	3,939	3,939
Compass Securitization, 4.376% due 1/23/06	5,500	5,484
Davis Square Funding V Corp., 4.352% due 1/3/06	2,000	1,999
Fortis Bank, 4.23% due 1/3/06	5,600	5,600
Ormond Quay Funding LLC, 4.332% due 1/30/06	1,000	996
Sierra Madre Funding Delaware Corp.,
4.356% due 1/26/06	5,000	4,984

		25,993

Repurchase Agreement—5.5%
State Street Bank & Trust Co., dated 12/30/05, 3.90%, due 1/3/06, proceeds $7,788;	7,785	7,785

collateralized by Federal Home
Loan Bank, 5.80%, 9/2/08,
valued at $7,944 including
accrued interest (cost $7,785)

Total Short-Term Investments
(cost—$33,780)		33,778

Total Investments
(cost—$139,652)—118.4%		166,600

Liabilities in excess of other assets—(18.4)%		(25,886)

Net Assets—100.0%		$140,714

Notes to Schedule of Investments

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $24,855; cash collateral of $26,021 was received with which the Fund purchased short-term investments.

(c) Security purchased with the cash proceeds from securities on loan.

(d) Fair-valued security.

Glossary:

ADR — American Depositary Receipt

22    Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Schedule of Investments
RCM Global Technology Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—98.2%
Aerospace—0.0%
United Technologies Corp.	1,000	$56

Capital Goods—1.5%
Intermec, Inc. (a)	284,620	9,620
Mitsubishi Heavy Industries Ltd.	578,000	2,553
Nidec Corp.	65,000	5,530
Toyota Industries Corp.	76,200	2,736

		20,439

Communications—1.4%
Amdocs Ltd. (a)	584,000	16,060
NTT DoCoMo, Inc.	1,760	2,680

		18,740

Consumer Discretionary—0.4%
Matsushita Electric Industrial Co., Ltd.	142,600	2,749
Nintendo Co., Ltd.	28,840	3,492

		6,241

Consumer Services—0.8%
DreamWorks Animation SKG, Inc., Class A (a)	78,735	1,934
Greenfield Online, Inc. (a)(c)	319,410	1,872
Usen Corp.	196,160	5,437
XM Satellite Radio Holdings, Inc., Class A (a)(c)	37,910	1,034

		10,277

Energy—10.9%
Baker Hughes, Inc.	180,000	10,940
Cooper Cameron Corp. (a)	369,060	15,279
Diamond Offshore Drilling, Inc. (b)(c)	179,260	12,469
ENSCO International, Inc.	210,330	9,328
GlobalSantaFe Corp. (c)	161,430	7,773
Grant Prideco, Inc. (a)	280,000	12,354
Halliburton Co.	50,200	3,110
Nabors Industries Ltd. (a)(c)	112,890	8,551
National-Oilwell, Inc. (a)(b)	82,020	5,143
Patterson-UTI Energy, Inc.	250,080	8,240
Schlumberger Ltd. (c)	201,760	19,601
Smith International, Inc.	160,840	5,969
Sunpower Corp. (a)(c)	10,095	343
Suntech Power Holdings Co., Ltd. ADR (a)(c)	86,000	2,344
Valero Energy Corp.	296,000	15,274
Weatherford International Ltd. (a)(c)	248,360	8,991

		145,709

Financial Services—1.4%
Salesforce.com, Inc. (a)(c)	573,260	18,373

Healthcare—2.5%
Affymetrix, Inc. (a)(c)	69,650	3,326
Neurocrine Biosciences, Inc. (a)	98,700	6,191
WellPoint, Inc. (a)(c)	299,970	23,935

		33,452

Technology—79.3%
Activision, Inc. (a)(c)	270,000	3,710
ADC Telecommunications, Inc. (a)(c)	409,800	9,155
Advanced Micro Devices, Inc. (a)(c)	618,650	18,931
Amazon.com, Inc. (a)	1,000	47
Apple Computer, Inc. (a)(b)	689,000	49,532
ASML Holding NV (a)(c)	1,000	20
Autodesk, Inc. (b)	1,323,970	56,865
Broadcom Corp., Class A (a)(c)	424,000	19,992

	Shares	Value (000s)

Canon, Inc.	45,900	$2,694
Cerner Corp. (a)(c)	364,000	33,091
Chartered Semi-conductor Manufacturing Ltd. (a)(c)	36,000,000	27,791
Chartered Semi-conductor Manufacturing Ltd. ADR (a)	10,000	76
CheckFree Corp. (a)(c)	388,880	17,850
Citrix Systems, Inc. (a)	841,710	24,224
Cognizant Technology Solutions Corp., Class A (a)(c)	524,000	26,383
Cognos, Inc. (a)(c)	476,870	16,552
Comverse Technology, Inc. (a)	1,000	27
Corning, Inc. (a)	475,180	9,342
Ctrip.com International Ltd. ADR	303,310	17,516
Cypress Semi-conductor Corp. (a)(c)	205,000	2,921
eBay, Inc. (a)(c)	1,820,470	78,735
EMC Corp. (a)	1,000	14
Energy Conversion Devices, Inc. (a)(c)	231,000	9,413
F5 Networks, Inc. (a)	1,000	57
Freescale Semi-conductor, Inc., Class A (a)	151,430	3,815
Freescale Semi-conductor, Inc., Class B (a)	221,840	5,584
Google, Inc., Class A (a)	212,500	88,158
Hewlett-Packard Co.	1,570,000	44,949
Hitachi Ltd.	405,000	2,729
Intuit, Inc. (a)(c)	169,200	9,018
LG Electronics, Inc. (a)	79,970	6,980
Marvell Technology Group Ltd. (a)(b)(c)	515,790	28,931
Mercury Interactive Corp. (a)	474,140	13,176
Microsoft Corp.	1,159,310	30,316
Motorola, Inc.	759,220	17,151
Murata Manufacturing Co., Ltd.	46,400	2,979
National Semi-conductor Corp. (c)	517,730	13,451
NAVTEQ Corp. (a)	4,710	207
NCR Corp. (a)	30,000	1,018
Netease.com, Inc. ADR (a)(c)	136,810	7,683
Network Appliance, Inc. (a)	878,510	23,720
Pixar, Inc. (a)	514,000	27,098
QLogic Corp. (a)	580,110	18,859
QUALCOMM, Inc.	213,560	9,200
Rakuten, Inc. (a)	6,660	6,410
Red Hat, Inc. (a)(b)(c)	3,978,660	108,379
Samsung Electronics Co., Ltd.	400	257
SanDisk Corp. (a)(c)	591,300	37,146
Shanda Interactive Entertainment Ltd. ADR (a)(c)	1,000	15
SINA Corp. (a)	391,210	9,452
Softbank Corp.	90,000	3,801
Spansion LLC (a)(c)	200,600	2,792
Sun Microsystems, Inc. (a)	4,665,460	19,548
Taiwan Semi-conductor Manufacturing Co., Ltd. ADR	1,000	10
Telvent GIT S.A. (a)	373,600	4,128
Tencent Holdings Ltd.	14,300,000	15,273
THQ, Inc. (a)	424,000	10,112
TIBCO Software, Inc. (a)	919,000	6,865
Trend Micro, Inc. (a)	2,850	108
VeriSign, Inc. (a)(c)	816,000	17,887
Yahoo!, Inc. (a)(c)	747,510	29,288
Yahoo! Japan Corp.	5,210	7,903

		1,059,334

Total Common Stock
(cost—$1,062,509)		1,312,621

	Principal Amount (000s)	Value (000s)
SHORT-TERM INVESTMENTS—22.7%
Collateral Invested for Securities on Loan (e)—21.0%
Adirondack 2005-1 Corp., 4.329% due 1/17/06	$2,000	$1,996
4.356% due 1/25/06	4,800	4,785
Bank of America N.A., 4.33% due 1/3/06	20,000	20,000
Bavaria TRR Corp., 4.368% due 1/25/06, FRN (d)	15,000	14,953
Bavaria Universal Funding, 4.412% due 2/27/06, FRN (d)	5,000	4,964
Bayerische Landesbank, 4.399% due 7/24/06, FRN	1,000	1,000
Bear Stearns Co., Inc., 4.37% due 1/3/06	15,000	15,000
Beta Finance, Inc., Series 3, 4.301% due 8/1/06, FRN (d)	2,000	2,000
Canadian Imperial Bank, 4.00% due 1/3/06	8,105	8,105
Citigroup Global Markets, Inc., 4.32% due 1/3/06	55,000	55,000
Compass Securitization, 4.376% due 1/23/06	10,000	9,971
Credit Suisse First Boston, FRN, 4.314% due 2/27/06	2,500	2,502
4.319% due 2/27/06	10,000	10,007
4.323% due 2/6/06	3,000	3,002
Davis Square Funding V Corp., 4.352% due 1/3/06	5,000	4,998
4.391% due 1/30/06	13,000	12,951
4.392% due 1/31/06	10,000	9,961
Goldman Sachs Group L.P., Series 2, FRN (d) 4.389% due 9/15/06	16,000	16,003
Morgan Stanley, 4.28% due 2/3/06, FRN	5,000	5,000
4.33% due 6/20/06	10,000	10,000
4.33% due 7/10/06	5,000	5,000
Northern Rock PLC, 4.321% due 2/3/06, FRN (d)	2,000	2,000
Ormond Quay Funding LLC, 4.332% due 1/30/06	15,000	14,944
Sierra Madre Funding Delaware Corp., 4.356% due 1/26/06	10,000	9,968
Sigma Finance, Inc., FRN (d), 4.25% due 3/6/06	4,000	3,999
4.251% due 3/6/06	20,000	19,996
Skandinaviska Enskilda Banken, 4.349% due 1/20/06	7,000	7,000
Tango Finance Corp., 4.251% due 1/11/06, FRN (d)	5,000	5,002
Treasury Bank, 4.419% due 2/27/06, FRN	1,000	1,000

		281,107

Repurchase Agreement—1.7%
State Street Bank & Trust Co., dated 12/30/05, 3.90%, due 1/3/06, proceeds $21,586;	21,577	21,577

collateralized by Federal Home
Loan Bank, 4.375%, 9/17/10,
valued at $22,012 including
accrued interest (cost—$21,577)
Total Short-Term Investments
(cost—$302,684)		302,684

See accompanying notes   |  12.31.05  |  Allianz Funds Semi-Annual Report   23

Schedule of Investments  (Cont.)
RCM Global Technology Fund
December 31, 2005 (unaudited)

	Contracts	Value (000s)
OPTIONS PURCHASED (a)—1.8%
Call Options—1.0%
Hewlett Packard Co. (CBOE) strike price $25, expires 1/20/07	22,430	$13,234
Microsoft Corp. (CBOE) strike price $27, expires 1/20/07	1,000	180

		13,414

Put Options—0.8%
Nasdaq 100 Index (CBOE) strike price $41, expires 2/18/06	100,000	10,500

Total Options Purchased
(cost—$16,674)		23,914

Total Investments before options written and securities sold short
(cost—$1,381,867)—122.7%		1,639,219

OPTIONS WRITTEN (a)—(0.6)%
Call Options—(0.5)%
Apple Computer, Inc. (CBOE) strike price $72.50, expires 4/22/06	3,446	(2,378)
SanDisk Corp. (CBOE) strike price $55, expires 4/22/06	1,870	(2,281)
strike price $57.50, expires 1/21/06	2,172	(1,347)

		(6,006)

Put Options—(0.1)%
Cerner Corp. (CBOE) strike price $85, expires 3/18/06	2,400	(720)
eBay, Inc. (CBOE) strike price $27.50, expires 1/21/06	3,590	(18)
Oracle Corp. (CBOE) strike price $12, expires 3/18/06	16,000	(640)
SanDisk Corp. (CBOE) strike price $42.50, expires 1/21/06	2,182	(11)

		(1,389)

Total Options Written
(premiums received—$6,977)		(7,395)

	Shares	Value (000s)
SECURITIES SOLD SHORT—(4.2)%
Avaya, Inc. (a)	506,190	$(5,401)
Energy Select Sector SPDR Fund	605,900	(30,483)
International Rectifier Corp. (a)	142,600	(4,549)
Juniper Networks, Inc. (a)	483,890	(10,791)
Telefonaktiebolaget LM Ericsson ADR	10,000	(344)
Texas Instruments, Inc.	130,850	(4,196)

Total Securities Sold Short
(proceeds—$54,963)		(55,764)

Total Investments net of options written and securities sold short
(cost—$1,319,927)—117.9%		1,576,060

Liabilities in excess of other assets—(17.9)%		(239,840)

Net Assets—100.0%		$1,336,220

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or partial amount segregated as collateral for options written and securities sold short.

(c) All or portion on loan with an aggregate market value of $271,274; cash collateral of $280,456 was received with which the Fund purchased short-term investments.

(d) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid. (e) Security purchased with the cash proceeds from securities on loan.

Glossary:

ADR — American Depositary Receipt

CBOE — Chicago Board of Exchange.

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

SPDR — Standard and Poors Depository Receipts.

24    Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Schedule of Investments
RCM International Growth Equity Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—99.4%
Australia—6.1%
Alumina Ltd.	273,400	$1,485
Brambles Industries Ltd. (b)	99,325	735
Rio Tinto Ltd. (b)	35,250	1,772

		3,992

Belgium—1.0%
KBC Groep NV	7,475	696

China—1.6%
SINA Corp. (a)	19,925	481
Television Broadcasting Ltd.	106,000	563

		1,044

France—8.9%
Accor S.A.	12,225	672
Business Objects S.A. (a)	16,900	684
Companie Generale de Geophysique S.A. (a)(b)	5,534	489
Sanofi-Aventis	11,700	1,024
Total S.A.	5,550	1,400
Vinci S.A.	11,700	1,008
Vivendi Universal S.A.	18,150	569

		5,846

Germany—10.0%
BAYER AG	25,294	1,058
Commerzbank AG	24,000	737
Continental AG	8,000	709
Hypo Real Estate Holding AG	12,500	648
Puma AG Rudolf Dassler Sport	2,270	660
SAP AG	5,201	937
Schwarz Pharma AG	13,200	839
Siemens AG	11,700	1,002

		6,590

Greece—2.0%
Hellenic Telecommunications Organization S.A. (a)	28,660	609
National Bank of Greece S.A.	17,325	736

		1,345

Hong Kong—1.9%
Cheung Kong Ltd.	72,000	738
Li & Fung Ltd.	278,000	535

		1,273

Italy—3.7%
Banca Intesa SpA	130,050	690
Fastweb (a)(b)	13,700	626
Unicredito Italiano SpA	161,675	1,114

		2,430

Japan—24.4%
Canon, Inc.	16,400	963
Daito Trust Construct Co., Ltd.	12,500	645
Fanuc Ltd.	8,600	731
Joyo Bank Ltd.	100,000	596
Keyence Corp.	2,600	739
Kubota Corp.	97,000	820
Mitsubishi Tokyo Financial Group, Inc.	119	1,621
Mitsui Fudosan Co. Ltd.	66,000	1,336
Mizuho Financial Group, Inc.	100	794
Nikko Cordial Corp.	45,500	724
Orix Corp.	3,600	916
Rakuten, Inc. (a)	500	481
Resona Holdings, Inc. (a)	145	584
Ricoh Co., Ltd.	36,000	630
Sharp Corp.	43,000	654

	Shares	Value (000s)

SMC Corp.	3,900	$557
T & D Holdings, Inc.	12,500	830
Takeda Pharmaceutical Co., Ltd.	12,000	650
Takefuji Corp.	9,340	634
Toyota Motor Corp.	21,700	1,134

		16,039

Netherlands—5.6%
ASML Holding NV (a)	29,560	593
ING Groep NV	24,802	860
Koninklijke (Royal) KPN NV	81,407	816
Royal Numico NV (a)	20,950	869
Vedior NV	38,600	572

		3,710

Norway—1.3%
Statoil ASA	37,000	848

Singapore—0.9%
SembCorp Industries Ltd.	351,520	578

South Korea—1.0%
Samsung Electronics Co., Ltd.	1,080	695

Sweden—3.0%
Atlas Copco AB, Class A	36,000	802
Telefonaktiebolaget LM Ericsson, Class B	336,000	1,158

		1,960

Switzerland—10.9%
Credit Suisse Group	21,693	1,105
Nestle S.A.	3,885	1,160
Novartis AG	32,500	1,705
Roche Holdings AG - Genusschein	10,930	1,639
Swiss Reinsurance Co.	9,075	663
UBS AG	9,675	919

		7,191

United Kingdom—17.1%
Anglo Irish Bank Corp. PLC	48,175	729
Barclays PLC	60,791	638
BHP Billiton PLC	64,450	1,055
Cadbury Schweppes PLC	101,400	958
Cairn Energy PLC (a)	17,994	594
Diageo PLC	40,000	578
GlaxoSmithKline PLC	23,875	603
Man Group PLC	25,025	822
NETeller PLC (a)	66,500	842
Reckitt Benckiser PLC	27,125	894
Serco Group PLC	128,600	694
Shire PLC	50,074	641
Sportingbet PLC	108,075	645
Vodafone Group PLC	304,540	655
WPP Group PLC	83,250	901

		11,249

Total Common Stock
(cost—$56,817)		65,486

	Principal Amount (000s)	Value (000s)
SHORT-TERM INVESTMENTS—5.0%
Collateral Invested for Securities on Loan (c)—4.6%
Canadian Imperial Bank, 4.00% due 1/3/06	$405	$405
Compass Securitization, 4.376% due 1/23/06	600	598
Davis Square Funding V Corp., 4.352% due 1/3/06	500	500
Morgan Stanley, 4.33% due 7/10/06	1,000	1,000
Sierra Madre Funding Delaware Corp., 4.356% due 1/26/06	500	499

		3,002

Repurchase Agreement—0.4%
State Street Bank & Trust Co., dated 12/30/05, 3.90%, due 1/3/06, proceeds $264;	264	264

collateralized by Federal Home
Loan Bank, 4.375%, 9/17/10,
valued at $270 including
accrued interest (cost—$264)

Total Short-Term Investments
(cost—$3,266)		3,266

Total Investments
(cost—$60,083)—104.4%		68,752

Liabilities in excess of other assets—(4.4)%		(2,899)

Net Assets—100.0%		$65,853

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $2,833; cash collateral of $2,993 was received with which the Fund purchased short-term investments.

(c) Securities purchased with the cash proceeds from securities on loan.

See accompanying notes   |  12.31.05  |  Allianz Funds Semi-Annual Report   25

Statements of Assets and Liabilities
December 31, 2005 (unaudited)

Amounts in thousands, except per share amounts	NACM Global Fund	NACM International Fund

Assets:
Investments, at value	$22,792	$152,494

Repurchase agreement, at value	0	20,967

Cash	0	1

Foreign currency, at value	0	1

Security lending interest receivable (net)	0	0

Receivable for investments sold	328	0

Receivable for Fund shares sold	91	1,551

Interest and dividends receivable (net of taxes)	14	132

Unrealized appreciation on forward foreign currency contracts	0	4

	23,225	175,150

Liabilities:
Payable for investments purchased	$607	$15,442

Payable for short sales	0	0

Written options outstanding	0	0

Payable for Fund shares redeemed	34	153

Payable for collateral for securities on loan	0	0

Dividends payable	0	250

Investment advisory fees payable	13	68

Administration fees payable	9	60

Distribution fees payable	10	15

Servicing fees payable	4	15

Unrealized depreciation on forward foreign currency contracts	1	8

Payable to securities lending agent	0	0

Other liabilities	2	0

	680	16,011

Net Assets	$22,545	$159,139

Net Assets Consist of:
Paid-in capital	$20,098	$142,003

Undistributed (dividends in excess of) net investment income	422	(376)

Accumulated net realized gain (loss) on investments	(252)	836

Net unrealized appreciation on investments	2,277	16,676

	$22,545	$159,139

Net Assets:
Class D	$309	$962

Other Classes	22,236	158,177

Shares Issued and Outstanding:
Class D	18	50

Other Classes	1,357	8,241

Net Asset Value and Redemption Price Per Share
(Net Asset Per Share Outstanding)
Class D	$16.71	$19.16

Cost of Investments	$20,514	$135,824

Cost of Repurchase Agreements	$0	$20,967

Cost of Foreign Currency	$0	$1

26    Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

NACM Pacific Rim Fund	NFJ International Value Fund	RCM Biotechnology Fund	RCM Global Healthcare Fund	RCM Global Small-Cap Fund	RCM Global Technology Fund	RCM International Growth Equity Fund

$164,316	$34,769	$317,351	$160,105	$166,600	$1,617,642	$68,752

0	0	0	0	0	21,577	0

0	26	249	1	116	616	0

4	0	0	0	86	0	63

22	3	15	1	21	81	2

0	0	0	1,455	672	103,806	1,214

2,414	633	187	201	958	2,059	140

37	180	2	133	106	334	74

0	0	0	1	1	0	0

166,793	35,611	317,804	161,897	168,560	1,746,115	70,245

$9,190	$790	$1,559	$5,965	$1,334	$58,999	$1,153

0	0	0	0	0	55,764	0

0	0	0	8	0	7,395	0

90	109	1,503	682	175	4,616	138

12,597	5,108	79,291	10,577	25,993	281,107	3,002

0	0	0	0	0	54	0

97	14	186	100	114	1,027	28

61	14	82	62	55	469	32

32	5	10	12	36	254	27

21	6	52	31	24	210	12

8	0	0	0	0	0	0

0	0	0	0	115	0	0

0	0	0	0	0	0	0

22,096	6,046	82,683	17,437	27,846	409,895	4,392

$144,697	$29,565	$235,121	$144,460	$140,714	$1,336,220	$65,853

$113,627	$27,160	$578,642	$161,486	$118,420	$1,681,640	$176,065

(294)	162	(1,958)	(740)	(756)	(8,450)	(881)

3,781	249	(359,193)	(24,880)	(3,901)	(593,095)	(117,998)

27,583	1,994	17,630	8,594	26,951	256,125	8,667

$144,697	$29,565	$235,121	$144,460	$140,714	$1,336,220	$65,853

$12,359	$203	$202,596	$108,939	$16,710	$252,517	$1,297

132,338	29,362	32,525	35,521	124,004	1,083,703	64,556

926	12	7,908	4,888	641	6,542	111

9,965	1,676	1,288	1,620	4,799	27,980	5,607

$13.35	$17.57	$25.62	$22.29	$26.08	$38.60	$11.67

$136,721	$32,775	$299,715	$151,508	$139,652	$1,360,290	$60,083

$0	$0	$0	$0	$0	$21,577	$0

$4	$0	$0	$0	$87	$0	$63

See accompanying notes   |  12.31.05  |  Allianz Funds Semi-Annual Report  27

Statements of Operations
Six Months Ended December 31, 2005 (unaudited)

Amounts in thousands	NACM Global Fund	NACM International Fund

Investment Income:
Interest	$9	$69

Dividends, net of foreign withholding taxes	62	505

Security lending income (net)	0	0

Miscellaneous income	0	0

Total Income	71	574

Expenses:
Investment advisory fees	60	289

Administration fees	42	249

Servicing fees - Class D	0	0

Distribution and/or servicing fees - Other Classes	66	106

Dividends on securities sold short	0	0

Trustees’ fees	1	6

Interest expense	0	0

Miscellaneous expense	0	0

Total Expenses	169	650

Net Expenses	169	650

Net Investment Income (Loss)	$(98)	$(76)

Realized and Change in Unrealized Gain (Loss):
Net realized gain on investments	674	6,425

Net realized gain (loss) on futures contracts and options	0	0

Net realized loss on securities sold short	0	0

Net realized loss on foreign currency transactions	(178)	(2,392)

Payments from affiliates*	0	0

Net change in unrealized appreciation/depreciation on investments	1,605	15,133

Net change in unrealized appreciation/depreciation on futures contracts and options	0	0

Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	0	8

Net Realized and Change in Unrealized Gain	2,101	19,174

Net Increase in Net Assets Resulting from Operations	$2,003	$19,098

*     See Note 9.

28    Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

NACM Pacific Rim Fund	NFJ International Value Fund	RCM Biotechnology Fund	RCM Global Healthcare Fund	RCM Global Small-Cap Fund	RCM Global Technology Fund	RCM International Growth Equity Fund

$90	$30	$117	$32	$106	$1,027	$8

429	265	6	584	260	1,048	343

53	7	86	10	54	673	5

0	0	2	0	0	5	0

572	302	211	626	420	2,753	356

370	46	1,208	618	566	5,635	156

238	46	537	387	269	2,589	182

7	0	292	147	18	299	2

213	33	111	119	275	2,353	225

0	0	0	0	0	102	0

6	1	19	11	7	84	4

3	0	2	2	0	0	2

0	0	0	0	2	0	0

837	126	2,169	1,284	1,137	11,062	571

837	126	2,169	1,284	1,137	11,062	571

$(265)	$176	$(1,958)	$(658)	$(717)	$(8,309)	$(215)

8,980	330	5,562	5,758	4,578	101,541	5,539

0	0	512	0	0	(3,152)	0

0	0	0	0	0	(4,176)	0

(1,456)	0	0	(1,001)	(673)	(932)	(1,204)

0	0	0	0	0	39	0

22,973	1,531	7,885	3,756	13,172	98,254	5,986

0	0	(366)	(1)	0	(1,981)	0

0	0	0	3	4	(7)	2

30,497	1,861	13,593	8,515	17,081	189,586	10,323

$30,232	$2,037	$11,635	$7,857	$16,364	$181,277	$10,108

See accompanying notes   |   12.31.05  |   Allianz Funds Semi-Annual Report   29

Statements of Changes in Net Assets
Amounts in thousands

	NACM Global Fund		NACM International Fund

Increase (Decrease) in Net Assets from:	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005

Operations:
Net investment income (loss)	$(98)	$(31)	$(76)	$819

Net realized gain (loss)	496	690	4,033	1,068

Payments from affiliates*	0	0	0	0

Net change in unrealized appreciation/depreciation	1,605	379	15,141	387

Net increase (decrease) resulting from operations	2,003	1,038	19,098	2,274

Distributions to Shareholders:
From net investment income
Class D	0	0	(6)	0

Other Classes	0	0	(964)	(224)

From net realized capital gains
Class D	(11)	(2)	(17)	0

Other Classes	(857)	(334)	(3,431)	(397)

Total Distributions to Shareholders	(868)	(336)	(4,418)	(621)

Fund Share Transactions:
Shares sold
Class D	242	72	846	81

Other Classes	9,755	9,561	78,855	61,295

Issued in reinvestment of distributions
Class D	10	2	24	0

Other Classes	683	288	3,876	621

Cost of shares redeemed
Class D	(26)	(28)	(20)	(1)

Other Classes	(3,113)	(2,418)	(9,602)	(3,433)

Net increase (decrease) from Fund share transactions	7,551	7,477	73,979	58,563

Fund Redemption Fees	3	4	3	6

Total Increase (Decrease) in Net Assets	8,689	8,183	88,662	60,222

Net Assets:
Beginning of period	13,856	5,673	70,477	10,255

End of period**	$22,545	$13,856	$159,139	$70,477

** Including undistributed (dividends in excess of) net investment income of:	$422	$520	$(376)	$670

* See Note 9.

30     Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

NACM Pacific Rim Fund		NFJ International Value Fund		RCM Biotechnology Fund		RCM Global Healthcare Fund		RCM Global Small-Cap Fund

Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005

$(265)	$(95)	$176	$92	$(1,958)	$(4,536)	$(658)	$(651)	$(717)	$(445)

7,524	1,948	330	269	6,074	24,736	4,757	(1,335)	3,905	4,062

0	0	0	0	0	0	0	0	0	0

22,973	2,104	1,531	168	7,519	(37,884)	3,758	4,305	13,176	5,339

30,232	3,957	2,037	529	11,635	(17,684)	7,857	2,319	16,364	8,956

(51)	0	(1)	0	0	0	0	0	0	0

(327)	0	(75)	(102)	0	0	0	0	0	0

(322)	(28)	(2)	0	0	0	0	0	0	0

(3,881)	(614)	(226)	(326)	0	0	0	0	0	0

(4,581)	(642)	(304)	(428)	0	0	0	0	0	0

6,731	4,694	375	19	7,516	21,298	6,117	12,643	4,317	6,106

61,930	32,201	26,573	1,452	7,991	17,149	4,590	18,000	43,769	51,675

346	27	2	0	0	0	0	0	0	0

3,022	395	250	417	0	0	0	0	0	0

(1,187)	(1,310)	(210)	0	(45,769)	(100,637)	(29,016)	(56,665)	(1,595)	(4,248)

(7,454)	(31,759)	(3,041)	(35)	(7,808)	(15,329)	(9,210)	(13,621)	(12,742)	(21,763)

63,388	4,248	23,949	1,853	(38,070)	(77,519)	(27,519)	(39,643)	33,749	31,770

5	20	2	0	11	74	14	18	28	28

89,044	7,583	25,684	1,954	(26,424)	(95,129)	(19,648)	(37,306)	50,141	40,754

55,653	48,070	3,881	1,927	261,545	356,674	164,108	201,414	90,573	49,819

$144,697	$55,653	$29,565	$3,881	$235,121	$261,545	$144,460	$164,108	$140,714	$90,573

$(294)	$349	$162	$62	$(1,958)	$0	$(740)	$(82)	$(756)	$(39)

See accompanying notes   |  12.31.05   |  Allianz Funds Semi-Annual Report   31

Statements of Changes in Net Assets (cont.)
Amounts in thousands

	RCM Global Technology Fund		RCM International Growth Equity Fund

Increase (Decrease) in Net Assets from:	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005

Operations:
Net investment income (loss)	$(8,309)	$(6,898)	$(215)	$489

Net increase from repayments by Investment Manager	0	13	0	0

Net realized gain	93,281	55,125	4,335	18,259

Payments from affiliates*	39	0	0	0

Net change in unrealized appreciation/depreciation	96,266	(37,848)	5,988	(10,726)

Net increase resulting from operations	181,277	10,392	10,108	8,022

Distributions to Shareholders:
From net investment income
Class D	0	0	(16)	(10)

Other Classes	0	0	(630)	(834)

Total Distributions to Shareholders	0	0	(646)	(844)

Fund Share Transactions:
Receipts for shares sold
Class D	34,979	80,669	94	308

Other Classes	188,216	217,545	5,379	18,110

Issued in reorganization
Class D	0	6,290	0	0

Other Classes	0	597,483	0	0

Issued in reinvestment of distributions
Class D	0	0	14	10

Other Classes	0	0	563	790

Cost of shares redeemed
Class D	(44,546)	(83,957)	(190)	(615)

Other Classes	(189,166)	(190,671)	(7,457)	(60,601)

Net increase (decrease) from Fund share transactions	(10,517)	627,359	(1,597)	(41,998)

Fund Redemption Fees	97	127	2	7

Total Increase (Decrease) in Net Assets	170,857	637,878	7,867	(34,813)

Net Assets:
Beginning of period	1,165,363	527,485	57,986	92,799

End of period**	$1,336,220	$1,165,363	$65,853	$57,986

** Including dividends in excess of net investment income of:	$(8,450)	$(141)	$(881)	$(20)

* See Note 9.

32    Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

(This Page Intentionally Left Blank)

Financial Highlights

			Net Realized
	Net Asset	Net	And Change in	Total Income
	Value	Investment	Unrealized	(Loss) from	Dividends from
	Beginning	Income	Gain (Loss) on	Investment	Net Investment
Selected Per Share Data for the Year or Period Ended:	of Period	(Loss) (a)	Investments (a)	Operations	Income

NACM Global Fund
Class D
12/31/2005†	$15.44	$(0.05)	$2.00	$1.95	$0.00

06/30/2005	14.24	0.00 (k)	1.80	1.80	0.00

06/30/2004	11.72	(0.07)	3.53	3.46	0.00

07/19/2002 - 06/30/2003	10.00	(0.05)	1.80	1.75	(0.03)

NACM International Fund
Class D
12/31/2005†	$16.26	$(0.04)	$3.63	$3.59	$(0.18)

10/29/2004 - 06/30/2005	14.81	0.30	1.23	1.53	(0.08)

NACM Pacific Rim Fund
Class D
12/31/2005†	$9.97	$(0.02)	$3.91	$3.89	$(0.07)

06/30/2005	9.23	0.02	0.85	0.87	0.00

06/30/2004	6.28	(0.03)	2.93	2.90	0.00

07/31/2002 - 06/30/2003	6.86	0.02	(0.60)	(0.58)	0.00

NFJ International Value Fund
Class D
12/31/2005†	$15.37	$0.12	$2.28	$2.40	$(0.05)

03/31/2005 - 06/30/2005	15.21	0.20	0.04	0.24	(0.08)

†	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding trustees’ expense is 1.30%.
(c)	If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 11.40%.
(d)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.55%.
(e)	Ratio of expenses to average net assets excluding interest and tax expense is 1.90%.
(f)	Ratio of expenses to average net assets excluding tax expense is 1.85%.

34    Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

								Ratio of Net
Distributions						Ratio of		Investment
from Net		Fund	Net Asset		Net Assets	Expenses		Income (Loss)
Realized	Total	Redemption	Value End		End of	to Average		to Average		Portfolio
Capital Gains	Distributions	Fees (a)	of Period	Total Return	Period (000s)	Net Assets		Net Assets		Turnover Rate

$(0.68)	$(0.68)	$0.00	$16.71	12.65%	$309	1.45	%*(l)	(0.64	)%*	64%

(0.61)	(0.61)	0.01	15.44	12.86	73	1.57	(g)(h)	0.02		148

(0.95)	(0.95)	0.01	14.24	30.44	23	1.56	(d)	(0.50)		203

0.00	(0.03)	0.00	11.72	17.55	33	1.55	* (c)	(0.53	)*	260

$(0.51)	$(0.69)	$0.00	$19.16	22.16%	$962	1.44	%*(m)	(0.40	)%*	62%

0.00	(0.08)	0.00	16.26	10.34	80	1.45	*	2.79	*	107

$(0.44)	$(0.51)	$0.00	$13.35	39.15%	$12,359	1.75	%*(n)	(0.35	)%*	73%

(0.13)	(0.13)	0.00	9.97	9.49	4,731	1.90	(g)(j)	0.22		101

0.00	0.00	0.05	9.23	46.97	1,211	1.86	(f)	(0.34)		118

0.00	0.00	0.00	6.28	(8.45)	12	1.90	*(e)	0.35	*	264

$(0.15)	$(0.20)	$0.00	$17.57	15.62%	$203	1.45	%*(l)	1.47	%*	10%

0.00	(0.08)	0.00	15.37	1.61	20	1.31	*(b)(i)	5.46	*	61

(g)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(h)	Ratio of expenses to average net assets excluding trustees’ and tax expense is 1.52%.
(i)	Effective May 1, 2005, the Fund paid an Advisory Fee of 0.60%.
(j)	Ratio of expenses to average net assets excluding trustees’, interest and tax expense is 1.80%.
(k)	Amount is less than $.01.
(l)	Ratio of expenses to average net assets excluding trustees’ expense is 1.44%.
(m)	Ratio of expenses to average net assets excluding trustees’ expense is 1.43%.
(n)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.74%.

See accompanying notes   |  12.31.05  |  Allianz Funds Semi-Annual Report   35

Financial Highlights (Cont.)

			Net Realized
	Net Asset		And Change in	Total Income		Distributions
	Value	Net Investment	Unrealized Gain	(Loss) from	Dividends from	from Net
Selected Per Share Data for the Year or Period Ended:	Beginning	Income	(Loss) on	Investment	Net Investment	Realized Capital
	of Period	(Loss (a)	Investments (a)	Operations	Income	Gains

RCM Biotechnology Fund
Class D
12/31/2005†	$24.59	$(0.19)	$1.22	$1.03	$0.00	$0.00

06/30/2005	25.67	(0.35)	(0.74)	(1.09)	0.00	0.00

06/30/2004	21.24	(0.37)	4.79	4.42	0.00	0.00

06/30/2003	15.96	(0.25)	5.53	5.28	0.00	0.00

06/30/2002	29.80	(0.32)	(13.52)	(13.84)	0.00	0.00

01/01/2001 - 06/30/2001	36.39	(0.18)	(6.41)	(6.59)	0.00	0.00

RCM Global Healthcare Fund
Class D
12/31/2005†	$21.18	$(0.08)	$1.19	$1.11	$0.00	$0.00

06/30/2005	20.79	(0.06)	0.45	0.39	0.00	0.00

06/30/2004	18.64	(0.19)	2.34	2.15	0.00	0.00

06/30/2003	16.25	(0.15)	2.54	2.39	0.00	0.00

06/30/2002	21.65	(0.19)	(4.53)	(4.72)	0.00	(0.68)

01/01/2001 - 06/30/2001	24.60	(0.09)	(2.86)	(2.95)	0.00	0.00

RCM Global Small-Cap Fund
Class D
12/31/2005†	$22.47	$(0.13)	$3.73	$3.60	$0.00	$0.00

06/30/2005	19.62	(0.10)	2.94	2.84	0.00	0.00

06/30/2004	13.54	(0.14)	6.21	6.07	0.00	0.00

06/30/2003	13.18	(0.10)	0.46	0.36	0.00	0.00

06/30/2002	16.14	(0.17)	(2.79)	(2.96)	0.00	0.00

01/01/2001 - 06/30/2001	18.59	(0.11)	(2.34)	(2.45)	0.00	0.00

RCM Global Technology Fund
Class D
12/31/2005†	$33.29	$(0.22)	$5.53	$5.31	$0.00	$0.00

06/30/2005	32.23	(0.41)	1.47	1.06	0.00	0.00

06/30/2004	24.26	(0.47)	8.44	7.97	0.00	0.00

06/30/2003	20.47	(0.25)	4.04	3.79	0.00	0.00

06/30/2002	32.42	(0.32)	(11.63)	(11.95)	0.00	0.00

01/01/2001 - 06/30/2001	50.09	(0.09)	(17.58)	(17.67)	0.00	0.00

RCM International Growth Equity Fund
Class D
12/31/2005†	$10.01	$(0.01)	$1.81	$1.80	$(0.14)	$0.00

06/30/2005	9.34	0.10	0.65	0.75	(0.09)	0.00

06/30/2004	7.44	0.00	1.99	1.99	(0.09)	0.00

06/30/2003	8.30	0.05	(0.93)	(0.88)	(0.05)	0.00

06/30/2002	11.03	0.01	(2.51)	(2.50)	(0.23)	0.00

01/01/2001 - 06/30/2001	13.82	0.02	(2.81)	(2.79)	0.00	0.00

†	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.45%.
(c)	Ratio of expenses to average net assets excluding trustees’ and tax expense is 1.82%.
(d)	Ratio of expenses to average net assets excluding trustees’ expense is 1.75%.
(e)	Ratio of expenses to average net assets excluding interest expense is 1.75%.
(f)	Ratio of expenses to average net assets excluding trustees’ expense is 1.60%.
(g)

The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investment of the Fund.

(h)	Ratio of expenses to average net assets excluding trustees’ expense is 1.73%.

36    Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

						Ratio of		Ratio of
						Expenses to		Expenses to		Ratio of Net
						Average Net		Average Net		Investment
	Fund		Net Asset		Net Assets	Assets with		Assets without		Income (Loss)
Total	Redemption		Value End		End of	Waiver and		Waiver and		to Average	Portfolio
Distributions	Fees(a)		of Period	Total Return	Period (000s)	Reimbursement		Reimbursement		Net Assets	Turnover Rate

$0.00	$0.00	(n)	$25.62	4.19%	$202,596	1.56	%*(o)	1.56	%*(o)	(1.41)%*	81%

0.00	0.01		24.59	(4.21)	230,378	1.60	(i)(j)	1.60	(i)(j)	(1.45)	139

0.00	0.01		25.67	20.86	325,334	1.61	(f)	1.61	(f)	(1.58)	121

0.00	0.00		21.24	33.08	319,143	1.61	(f)	1.61	(f)	(1.45)	145

0.00	0.00		15.96	(46.43)	293,216	1.54		1.54		(1.32)	76

0.00	0.00		29.80	(18.11)	760,362	1.50	*	1.50	*	(1.27)*	43

$0.00	$0.00	(n)	$22.29	5.24%	$108,939	1.56	%*(o)	1.56	%*(o)	(0.76)%*	111%

0.00	0.00		21.18	1.88	125,756	1.60	(i)(j)	1.60	(i)(j)	(0.29)	210

0.00	0.00		20.79	11.53	167,820	1.61	(f)	1.61	(f)	(0.98)	257

0.00	0.00		18.64	14.71	170,980	1.61	(f)	1.61	(f)	(0.94)	151

(0.68)	0.00		16.25	(22.15)	166,442	1.54		1.57		(0.98)	145

0.00	0.00		21.65	(11.99)	240,503	1.50	*	1.54	*	(0.87)*	69

$0.00	$0.01		$26.08	16.11%	$16,710	1.76	%*(d)	1.76	%*(d)	(1.02)%*	41%

0.00	0.01		22.47	14.53	11,943	1.85	(c)(k)	1.85	(c)(k)	(0.50)	96

0.00	0.01		19.62	44.90	8,679	1.85		1.85		(0.79)	111

0.00	0.00		13.54	2.73	5,172	1.86	(m)	1.86	(g)	(0.87)	183

0.00	0.00		13.18	(18.34)	6,840	1.92		2.70		(1.25)	326

0.00	0.00		16.14	(13.18)	16,842	1.75	*	2.64	*	(1.30)*	134

$0.00	$0.00	(n)	$38.60	15.95%	$252,517	1.63	%*(p)(q)	1.63	%*(p)(q)	(1.19)%*	144%

0.00	0.00		33.29	3.29	227,046	1.74	(h)(k)	1.74	(h)(k)	(1.28)	238

0.00	0.00		32.23	32.85	216,760	1.76	(d)	1.76	(d)	(1.56)	206

0.00	0.00		24.26	18.51	155,574	1.76	(e)	1.76	(e)	(1.32)	237

0.00	0.00		20.47	(36.92)	149,774	1.63		1.65		(1.19)	343

0.00	0.00		32.42	(35.22)	258,371	1.56	*	1.56	*	(0.45)*	386

$(0.14)	$0.00	(n)	$11.67	18.03%	$1,297	1.37	%*(r)	1.37	%*(r)	(0.21)%*	49%

(0.09)	0.01		10.01	8.08	1,189	1.53	(k)(l)	1.53	(k)(l)	1.00	138

(0.09)	0.00		9.34	26.84	1,398	1.49	(b)	1.49	(b)	0.01	90

(0.05)	0.07		7.44	(9.68)	3,547	1.53	(b)	1.53	(b)	0.75	86

(0.23)	0.00		8.30	(22.89)	5,904	1.45		1.80		0.14	261

0.00	0.00		11.03	(20.19)	10,832	1.25	*	1.94	*	0.33 *	84

(i)	Ratio of expenses to average net assets excluding trustees’ expense is 1.59%.
(j)	Effective April 1, 2005, the Administrative Fee was reduced by 0.05%.
(k)	Effective April 1, 2005, the Administrative Fee was reduced by 0.10%.
(l)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.43%.
(m)	Ratio of expenses to average net assets excluding interest expense is 1.85%.
(n)	Amount is less than $.01.
(o)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.55%.
(p)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.62%.
(q)	Ratio of expenses to average net assets excluding dividends on securities sold short 1.61%.
(r)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.36%.

See accompanying notes   |  12.31.05  |  Allianz Funds Semi-Annual Report   37

Notes to Financial Statements (unaudited)
December 31, 2005

1. Organization

Allianz Funds (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Massachusetts business trust. The Trust currently consists of thirty-two separate investment funds (the “Funds”). The Trust may offer up to seven classes of shares: Institutional, Administrative, A, B, C, D and R. Information presented in these financial statements pertains to the Class D shares of the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, C and R Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation.  Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees, or persons acting at their direction pursuant to procedures approved by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

          Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

          Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open, or if no sales are reported, as is the case for most securities traded over-the counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The market value for NASDAQ National Market and SmallCap securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price.

          The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Fund’s NAV is calculated. With respect to certain foreign securities, the Funds may fair value securities using modeling tools provided by third-party vendors. The Funds retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements.

Securities Transactions and Investment Income.  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis

Dividends and Distributions to Shareholders.  Dividends from net investment income, if any, are declared and distributed to shareholders annually. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

          Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards. Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multi-Class Operations.  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income, non-class specific expenses, and realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Federal Income Taxes.  Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Foreign Currency.  The accounting records of the Funds are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation

38    Allianz Funds Semi-Annual Report  |   12.31.05

on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Foreign Taxes on Dividends.  Dividend income in the Statements of Operations is shown net of foreign taxes withheld on dividends from foreign securities. Foreign taxes withheld were as follows: NACM Global Fund — $1,463; NACM International Fund — $29,766; NACM Pacific Rim Fund — $45,010; NFJ International Fund — $17,369; RCM Biotechnology Fund — $0; RCM Global Healthcare Fund — $1,213; RMC Global Small-Cap Fund — $19,102; RCM Global Technology Fund — $29,720; and RCM International Growth Equity Fund — $19,060.

Guarantees and Indemnifications.  Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment adviser) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts, and believe the risk of loss to be remote.

Options Contracts.  Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

          Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements.  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Securities Lending.  Each Fund may engage in securities lending. The loans are secured by collateral at least equal, at all times, to the market value of the loaned securities. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Security lending income is disclosed as such in the Statements of Operations. Income generated from the investment of cash collateral, less negotiated rebate fees paid to borrowers and transaction costs, is divided between the Fund and Dresdner Bank AG, an affiliate. The amount paid to Dresdner Bank AG for the period ended December 31, 2005 was $169,047. Cash collateral received for securities on loan is invested in securities identified in the Schedule of Investments and the corresponding liability is recognized as such in the Statements of Assets and Liabilities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders’, administration and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Fund also bears the risk of loss in the event the securities purchased with cash collateral depreciate in value. Dresdner Bank AG, a direct subsidiary to Allianz AG, is the securities lending agent for the Trust.

Short Sales.  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, is reflected as a liability in the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

12.31.05   |   Allianz Funds Semi-Annual Report    39

Notes to Financial Statements (unaudited) (cont.)
December 31, 2005

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee.  Allianz Global Investors Fund Management LLC (“AGIFM”), is an indirect subsidiary of Allianz Global Investors of America L.P. and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at the annual rate as noted in the table below.

          Each of the Funds also have a sub-advisor, which under supervision of AGIFM, directs the investments of the Fund’s assets. The advisory fees received by the Adviser are paid all or in part to the sub-advisors in accordance with the portfolio management agreements.

Administration Fee.  The Adviser provides administrative services to the Trust for which it receives from each Fund a monthly administration fee. The Administration Fee for all classes is charged at an annual rate as noted in the following table:

	Investment Advisory Fee	Administration Fee*

	All Classes	Inst’l Class(1)		Admin. Class(1)		Class A, B and C(2)		Class D(2)		Class R(2)

NACM Global Fund	0.70%	0.35%		0.35%		0.50%		0.50%		0.50%
NACM International Fund	0.60%	0.45%		N/A		0.60%		0.60%		N/A
NACM Pacific Rim Fund	0.90%	0.45%		N/A		0.60%		0.60%		N/A
NFJ International Value Fund	0.60%	0.45%		N/A		0.60%		0.60%		N/A
RCM Biotechnology Fund	0.90%	N/A		N/A		0.40%		0.40%		N/A
RCM Global Healthcare Fund	0.80%	N/A		N/A		0.50%		0.50%		N/A
RCM Global Small-Cap Fund	1.00%	0.35%		N/A		0.50%		0.50%		N/A
RCM Global Technology Fund	0.90%	0.30	%(3)	0.30	%(3)	0.45	%(4)	0.45	%(4)	N/A
RCM International Growth Equity Fund	0.50%	0.45%		0.45%		0.60%		0.60%		N/A

(1)

Effective January 1, 2006 the Administrative Fee rate for Inst’l and Admin Classes is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $500 million, and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion.

(2)

The Administrative Fee rate for Classes A, B, C, D, R is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $500 million, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $5 billion, each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D, and R shares.

(3)

Effective January 1, 2006 the Administrative Fee rate for the RCM Global Technology Fund Inst’l and admin Classes is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion.

(4)

The Administrative Fee rate for RCM Global Technology Fund Classes A, B, C, D is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion, an additional 0.05% to the extent the aggregate average daily net assets of the Fund exceed $5 billion and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $7.5 billion, each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, and D shares.

*

Effective January 1, 2006, to the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.

Redemption Fees.  Investors in the Funds will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged (based on the total redemption proceeds after any applicable deferred sales charges). Redemption Fees will only be charged on shares redeemed or exchanged within 30 days of their acquisition (i.e., beginning on the 31st day after their acquisition, such shares will no longer be subject to the Redemption Fee), including shares acquired through exchanges. The Redemption Fees discussed above are effective for shares acquired (including shares acquired through exchange) on or after November 1, 2005. For shares acquired prior to November 1, 2005, the holding period for redemptions was 60 days.

          In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

          A new 30 day time period begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A are exchanged for shares of Fund B 20 days after the purchase of the Fund A shares, followed in 20 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange).

          Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by the Adviser, the Fund’s Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

          The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices, and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs.

40    Allianz Funds Semi-Annual Report  |   12.31.05

Distribution and Servicing Fees.  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. and serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class shares, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of December 31, 2005.

          Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution	Servicing
	Fee (%)	Fee (%)

Class A
All Funds	—	0.25

Class B
All Funds	0.75	0.25

Class C
All Funds	0.75	0.25

Class D
All Funds	—	0.25

Class R
All Funds	0.25	0.25

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, B and C shares. For the period ended December 31, 2005, AGID received $334,801 representing commissions (sales charges) and contingent deferred sales charges.

Expenses.  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of AGIFM or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of AGIFM or the Trust, and any counsel or other experts retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the estimated annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

          AGIFM has agreed to waive a portion of the Funds’ advisory fees and administration fees to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to class):

	Inst’l	Admin.
	Class	Class	Class A	Class B	Class C	Class R

NACM Global Fund	1.10%	1.35%	1.55%	2.30%	2.30%	1.80%

AGIFM may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent that the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows (amounts in thousands):

Six months
ended
	6/30/2003	6/30/2004	6/30/2005	12/31/05

NACM Global Fund	$ 84	$ 0	$ 0	$ — (1)

(1)     Amount less than a thousand.

          Trustees, other than those affiliated with Allianz, Allianz Global Investors of America L.P. (“Allianz”), a Sub-Adviser, or Pacific Investment Management LLC (“Pacific Investment Management Company”), receive a quarterly retainer of $20,000 ($40,000 for the Chairman), plus $3,000 for each Board of Trustees meeting attended in person and $1,000 for each meeting attended telephonically. Each member of a Committee (other than the Valuation Committee) receives a $10,000 annual retainer per Committee. Each Committee Chairman (other than the Chairman of the Valuation Committee) receives an additional annual retainer of $3,000. In addition, the Chairman of the Board has the authority to cause the Funds to incur costs of up to $20,000 for any staff or other expenses the Chairman believes are required to support the position. If in the judgment of the Independent Trustees, it is necessary or appropriate for any Independent Trustee, including the Chairman, to perform services in connection with (i) extraordinary Fund activities or circumstances or actual or threatened litigation or (ii) an investigation of a regulatory or investment matter, the Trustee shall be compensated for such services at the rate of $2,500 per day plus reimbursement of reasonable expenses.

          Trustees do not currently receive any pension or retirement benefits from the Trust or the Fund Complex, although certain former Trustees may receive compensation for providing advisory and consulting services to the Board of Trustees. The Trust has adopted a deferred compensation plan for the Trustees, which went into place during 1996, which permits the Trustees to defer their receipt of compensation from the Trust, at their election, in accordance with the terms of the plan. Under the plan, each Trustee may elect not to receive fees from the Trust on a current basis but to receive in a subsequent period an amount equal to the

12.31.05  |   Allianz Funds Semi-Annual Report    41

Notes to Financial Statements (unaudited) (cont.)
December 31, 2005

value of such fees if they had been invested in a Fund or Funds selected by the Trustees on the normal payment dates for such fees. As a result of this arrangement, the Trust, upon making the deferred payments, will be in substantially the same financial position as if the deferred fees had been paid on the normal payment dates and immediately reinvested in shares of the Fund(s) selected by the Trustees.

4. Purchases and Sales of Securities

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

          Purchases and sales of the non-U.S. Government/Agency securities (excluding short-term investments) for the period ended December 31, 2005, were as follows (amounts in thousands):

	Purchases	Sales

NACM Global Fund	$16,874	$10,714
NACM International Fund	123,398	59,201
NACM Pacific Rim Fund	111,126	59,318
NFJ International Value Fund	24,071	1,472
RCM Biotechnology Fund	208,393	246,926
RCM Global Healthcare Fund	166,621	193,425
RCM Global Small-Cap Fund	74,199	44,316
RCM Global Technology Fund	1,712,927	1,735,000
RCM International Growth Equity Fund	30,168	32,761

5. Transactions in Options Written

Transactions in put options written were as follows (amounts in thousands):

	RCM	RCM Global	RCM Global
	Biotechnology	Healthcare	Technology
	Fund	Fund	Fund

	Premium

Balance at 6/30/2005	$512	$0	$1,397
Sales	0	7	12,336
Closing Buys	0	0	(5,371)
Expirations	0	0	(1,122)
Exercises	(512)	0	(263)

Balance at 12/31/2005	$0	$7	$6,977

6. Federal Income Tax Matters

As of December 31, 2005, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

				Net Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation )	(Depreciation)	(1)

NACM Global Fund	$20,514	$2,449	$(171)	$2,278
NACM International Fund	156,791	17,333	(663)	16,670
NACM Pacific Rim Fund	136,721	27,906	(311)	27,595
NFJ International Value Fund	32,775	2,203	(209)	1,994
RCM Biotechnology Fund	299,715	38,730	(21,094)	17,636
RCM Global Healthcare Fund	151,501	11,562	(2,966)	8,596
RCM Global Small-Cap Fund	139,652	28,990	(2,042)	26,948
RCM Global Technology Fund	1,319,927	270,832	(14,699)	256,133
RCM International Growth Equity Fund	60,083	9,270	(601)	8,669

(1)

Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to PFIC mark-to-market, tax straddle deferrals, and wash sale loss deferrals for federal income tax purposes.

42    Allianz Funds Semi-Annual Report  |   12.31.05

7. Shares of Beneficial Interest
The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	NACM Global Fund				NACM International Fund				NACM Pacific Rim Fund

	Six Months Ended		Year Ended		Six Months Ended		Year Ended		Six Months Ended		Year Ended
	12/31/2005		6/30/2005		12/31/2005		6/30/2005		12/31/2005		6/30/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Class D	15	$242	5	$72	45	$846	5	$81	532	$6,731	476	$4,694

Other Classes	602	9,755	650	9,561	4,250	78,855	3,803	61,295	5,243	61,930	3,387	32,201

Issued in reinvestment of distributions
Class D	0	10	0	2	1	24	0	0	27	346	3	27

Other Classes	43	683	20	288	203	3,876	42	621	232	3,022	42	395

Cost of shares redeemed
Class D	(2)	(26)	(2)	(28)	(1)	(20)	0	(1)	(107)	(1,187)	(136)	(1,310)

Other Classes	(192)	(3,113)	(164)	(2,418)	(541)	(9,602)	(221)	(3,433)	(673)	(7,454)	(3,364)	(31,759)

Net increase resulting from Fund share transactions	466	$7,551	509	$7,477	3,957	$73,979	3,629	$58,563	5,254	$63,388	408	$4,248

	NFJ International Value Fund				RCM Biotechnology Fund				RCM Global Healthcare Fund

	Six Months Ended		Year Ended		Six Months Ended		Year Ended		Six Months Ended		Year Ended
	12/31/2005		6/30/2005		12/31/2005		6/30/2005		12/31/2005		6/30/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Class D	23	$375	1	$19	283	$7,516	871	$21,298	278	$6,117	611	$12,643

Other Classes	1,594	26,573	95	1,452	303	7,991	706	17,149	213	4,590	872	18,000

Issued in reinvestment of distributions
Class D	0	2	0	0	0	0	0	0	0	0	0	0

Other Classes	14	250	28	417	0	0	0	0	0	0	0	0

Cost of shares redeemed
Class D	(12)	(210)	0	0	(1,744)	(45,769)	(4,177)	(100,637)	(1,327)	(29,016)	(2,745)	(56,665)

Other Classes	(184)	(3,041)	(2)	(35)	(299)	(7,808)	(655)	(15,329)	(427)	(9,210)	(671)	(13,621)

Net increase resulting from Fund share transactions	1,435	$23,949	122	$1,853	(1,457)	$(38,070)	(3,255)	$(77,519)	(1,263)	$(27,519)	(1,933)	$(39,643)

	RCM Global Small-Cap Fund				RCM Global Technology Fund				RCM International Growth Equity Fund

	Six Months Ended		Year Ended		Six Months Ended		Year Ended		Six Months Ended		Year Ended
	12/31/2005		6/30/2005		12/31/2005		6/30/2005		12/31/2005		6/30/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Class D	175	$4,317	297	$6,106	956	$34,979	2,512	$80,669	9	$94	30	$308

Other Classes	1,811	43,769	2,462	51,675	5,084	188,216	6,688	217,545	497	5,379	1,865	18,110

Issued in reorganization
Class D	0	0	0	0	0	0	186	6,290	0	0	0	0

Other Classes	0	0	0	0	0	0	17,777	597,483	0	0	0	0

Issued in reinvestment distributions
Class D	0	0	0	0	0	0	0	0	1	14	1	10

Other Classes	0	0	0	0	0	0	0	0	49	563	76	790

Cost of shares redeemed
Class D	(66)	(1,595)	(207)	(4,248)	(1,234)	(44,546)	(2,604)	(83,957)	(18)	(190)	(62)	(615)

Other Classes	(535)	(12,742)	(1,042)	(21,763)	(5,228)	(189,166)	(5,851)	(190,671)	(695)	(7,457)	(5,996)	(60,601)

Net increase resulting from Fund share transactions	1,385	$33,749	1,510	$31,770	(422)	$(10,517)	18,708	$627,359	(157)	$(1,597)	(4,086)	$(41,998)

12.31.05   |   Allianz Funds Semi-Annual Report    43

Notes to Financial Statements (unaudited) (cont.)
December 31, 2005

8. Regulatory and Litigation Matters

On September 13, 2004, Allianz Global Investors Fund Management LLC (“AGIFM”), PEA Capital LLC (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), reached an agreement with the SEC in settlement of a complaint filed against AGIFM, PEA, and AGID in the U.S. District Court in the Southern District of New York on May 6, 2004. The complaint alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund, the PEA Opportunity Fund and the PEA Target Fund. Under the terms of the settlement, AGIFM, PEA and AGID consented to the entry of an order by the Commission (the “SEC Order”) and, without admitting or denying the findings contained in the SEC Order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, AGIFM, PEA and AGID agreed to pay a civil monetary penalty of $40,000,000 and disgorgement of $10,000,000. The SEC Order requires AGIFM, PEA and AGID to retain an independent distribution consultant to develop a distribution plan in consultation with them and acceptable to the staff of the Commission and the Trust’s Independent Trustees. The distribution plan is to provide for shareholders of the noted Funds to receive, from the penalties and disgorgement paid according to the SEC Order, their proportionate share of losses alleged to have been incurred by the Funds due to market timing and a proportionate share of advisory fees paid by such Funds during the period of such market timing. The SEC Order reduces the $10,000,000 disgorgement by the approximately $1,600,000 paid by PEA in February 2004 to the Funds involved.

          On June 1, 2004, the Attorney General of the State of New Jersey announced that it had entered into a settlement agreement (the “New Jersey Settlement”) with AGID and PEA and their parent, Allianz Global Investors of America L.P. (“Allianz”), in connection with the complaint filed by the New Jersey Attorney General on February 17, 2004. The complaint alleged failure to disclose arrangements involving “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Target Fund and certain other affiliated funds. In the New Jersey Settlement, Allianz, AGID and PEA neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15,000,000 and $3,000,000 for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes.

          On September 15, 2004, AGIFM, PEA and AGID reached an agreement with the SEC in settlement of a subpoena issued to AGID on January 21, 2004 by the Commission captioned “Morgan Stanley (P-01021)” relating to revenue sharing and the use of brokerage commissions in connection with the sale of mutual fund shares. Under the terms of the settlement, AGIFM, PEA and AGID consented to the entry of an order by the SEC (the “SEC Directed Brokerage Order”) and agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, AGIFM and AGID agreed to pay jointly a civil money penalty of $4,000,000, PEA agreed to pay a civil money penalty of $1,000,000 and AGIFM, PEA and AGID agreed to pay jointly disgorgement of $6,602,000. The disgorgement for each Fund is based upon the amount of brokerage commissions from each Fund that the SEC Directed Brokerage Order found to have been paid in connection with shelf-space arrangements and is equal to the amount which was alleged to have been AGID’s benefit. Those amounts were paid on September 15, 2004.

          In a related action, AGID reached an agreement with the California Attorney General on September 15, 2004 in settlement of a subpoena issued to Allianz relating to revenue sharing and the use of brokerage commissions to pay for distribution. The settlement agreement resolves matters described in a complaint filed contemporaneously by the California Attorney General in the Superior Court of the State of California. Under the terms of the settlement, AGID agreed to pay $5,000,000 in civil penalties and $4,000,000 in recognition of the California Attorney General’s fees and costs associated with the investigation and related matters.

          Since February, 2004, AGIFM, PEA, AGID and certain of their affiliates and employees, the Funds, the Funds’ sub-advisers, other PIMCO Funds and the Trustees of the Trust have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. AGIFM, PEA, AGID and the Trust believe that other similar lawsuits may be filed in federal or state courts naming Allianz, AGIFM, PEA, AGID, the sub-advisers, the Funds, other PIMCO Funds, the Trust, the Trustees and/or their affiliates and employees.

          On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against AGIFM, PEA and AGID based on essentially the same circumstances as those cited in the 2004 settlements with the Securities and Exchange Commission and New Jersey Attorney General involving alleged “market timing” activities described above. The West Virginia Complaint alleges, among other things, that AGIFM, PEA and AGID improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by AGIFM and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, AGIFM, PEA and AGID, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with AGIFM in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

          On March 4, 2005, a putative class action lawsuit was filed in the Superior Court of Orange County, California against the Trust on behalf of holders of Class B shares of the Trust. The lawsuit seeks, among other things, relief from the obligation to pay a contingent deferred sales charge, or refunds of such charges already paid, on account of the purported market timing activity in certain Allianz Funds that is the subject of the regulatory proceedings discussed elsewhere in this subsection. On May 20, 2005, the Trust removed the action to the U.S. District Court for the Central District of California. On May 23, 2005, the Trust filed a Notice of Tag Along Action with the Judicial Panel on Multidistrict Litigation (“JPML”), seeking to transfer the

44    Allianz Funds Semi-Annual Report  |   12.31.05

case to the multidistrict litigation proceeding in Maryland (“Maryland MDL”). On June 13, 2005, the JPML issued a Conditional Transfer Order. The plaintiff has opposed the transfer to the Maryland MDL and on July 15, 2005 filed a motion to remand the case to a California state court.

          Under Section 9(a) of the Investment Company Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against AGIFM, PEA, AGID and/or Allianz, they and their affiliates (including the Funds’ sub-advisers) would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), AGIFM, PEA, AGID, Allianz and certain of their affiliates (including the sub-advisers) (together, the “Applicants”) sought exemptive relief from the SEC under Section 9(c) of the Investment Company Act. The SEC granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order. If the West Virginia Complaint were to result in a court injunction against AGIFM, PEA or AGID, then Allianz, AGIFM and certain of their affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted. It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However the Applicants believe that these matters are not likely to have a material adverse effect on the Funds or on the Applicant’s ability to perform their respective investment advisory or distribution services relating to the Funds.

9. Payments from Affiliates

AGIFM has identified transactions in which certain Funds’ purchase of shares of exchange-traded index funds caused that Funds’ ownership of other investment companies to exceed the Funds’ investment guidelines, but not its fundamental investment restrictions or statutory limits. AGIFM and the Trustees reviewed the transactions, and AGIFM has reimbursed the Funds for losses identified in that review.

          As part of an SEC staff inquiry, the SEC has taken the position that certain purchases of exchange traded index funds caused certain Funds’ ownership of other investment companies to exceed the statutory limit on the ownership of voting stock. The SEC staff requested that AGIFM reimburse those Funds for losses and management fees attributable to the portions of the transactions which exceeded the statutory limit. Without conceding that those purchases exceeded the statutory limit, AGIFM has reimbursed the Funds for losses identified using the approach taken in connection with the reimbursement referred to above. There can be no assurance that the SEC staff will not assert a different measure of loss and, if so, additional amounts may be paid by AGIFM to those Funds.

          RCM Global Technology Fund was reimbursed $39,452 ($0.001 per share) in connection with this matter.

12.31.05   |   Allianz Funds Semi-Annual Report    45

Board Approval of Investment Advisory and Portfolio Management Agreements (unaudited)

The Investment Company Act of 1940 (the “Investment Company Act”) requires that both the full Board of Trustees and a majority of the Trustees who are not interested persons of the Trust (the “Independent Trustees”), voting separately, annually approve the continuation of the Trust’s Amended and Restated Investment Advisory Agreement on behalf of each Fund with Allianz Global Investors Fund Management LLC (the “Adviser”) and the Portfolio Management Agreements between the Adviser and the particular sub-adviser for each Fund (collectively, the “Agreements”). The sub-advisers for the Funds appearing in this report include RCM Capital Management LLC (“RCM”), Nicholas-Applegate Capital Management LLC (“NACM”) and NFJ Investment Group L.P. (“NFJ”) (collectively, the “Sub-Advisers”).

          At an in-person meeting held in December 2005, the Board and the Independent Trustees unanimously approved the continuation of each of the Agreements for an additional one-year period ending December 31, 2006. The material factors and conclusions that formed the basis of these approvals are required to be disclosed in this report and are discussed below.

Review Process
The Investment Company Act requires that the Trustees request and evaluate, and that the Adviser and the Sub-Advisers furnish, such information as may reasonably be necessary for the Trustees to evaluate the terms of the Agreements.

          The Board and/or the Independent Trustees (in certain cases through the Board’s Contracts Committee) met in person and telephonically a number of times from September to December 2005, both with management and in private sessions, for the specific purpose of considering the proposed continuation of the Agreements (the “contract review meetings”). In addition, the Trustees consider matters bearing on the Funds and their investment management and other arrangements at their regular meetings throughout the year, including reviews of investment results and performance data at each regular meeting and periodic presentations from the Sub-Advisers with respect to the Funds they manage.

          During the course of the contract review meetings, the Trustees met with and discussed the proposed continuation of the Agreements with representatives of the Adviser and the Sub-Advisers and received assistance and advice, including written memoranda, from counsel regarding the legal standards applicable to the consideration of advisory arrangements. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from management. The Independent Trustees were also assisted by an independent consultant and the Trust’s independent accountants who reviewed and provided analysis regarding certain information provided by the Adviser and the Sub-Advisers. During the course of the contract review meetings, the Independent Trustees made various requests for additional information or explanations from management regarding information that had been provided, to which management responded either orally or in writing.

          In their deliberations, the Trustees did not identify any particular information that was all-important or controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Furthermore, it is important to recognize that the Funds’ investment management and related fee arrangements are the result of years of review and discussion and that certain aspects of such arrangements may receive greater scrutiny in certain years. The Trustees’ conclusions may be based, in part, on their consideration of these arrangements during the course of the year and in prior years. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund. However, they also took into account the common interests of all the Funds in their review.

Nature, Extent and Quality of Services

In considering the continuation of the Agreements, the Trustees, including the Independent Trustees, evaluated the nature, extent and quality of the advisory and administrative services provided to the Funds by the Adviser and the Sub-Advisers. They considered the terms of the Agreements, including representations from management that the non-monetary terms of each Agreement were comparable to those found in many advisory agreements. The Trustees received and considered information provided by management that described, among other matters: (a) the nature and scope of the advisory and administrative services provided to the Funds and information regarding the experience, qualifications and adequacy of the personnel providing those services, (b) the investment program used by each Sub-Adviser to manage its Funds, (c) possible conflicts of interest and fall-out benefits, (d) brokerage practices, (e) pending litigation and governmental inquiries, (f) the compliance functions of the Adviser and Sub-Advisers, (g) consolidated financial results of the Adviser’s U.S. parent company and its subsidiaries and assets under management and other information relating to the financial resources of the Adviser and the Sub-Advisers, and (h) information relating to portfolio manager compensation.

          The Trustees noted that, pursuant to the Advisory Agreement, the Adviser, subject to the direction of the Board, is responsible for managing, either directly or through others selected by it, the investment activities of the Funds. In addition to considering the Funds’ investment performance (see below), the Trustees considered, among other matters, the Adviser’s general oversight of the Funds and the Sub-Advisers, noting that the Funds are multi-manager funds and thus more complex to oversee than mutual funds with a single investment manager. They also took into account the Adviser’s compliance program, including steps taken by the Adviser to enhance compliance capabilities, and the resources being devoted to compliance. The Trustees noted steps taken by the Adviser to address conflicts of interest in its business generally, such as establishing the position of conflicts officer.

          The Trustees noted that, pursuant to the Portfolio Management Agreements, the Sub-Advisers have full investment discretion and make all determinations with respect to the investment of a Fund’s assets, subject to the general supervision of the Adviser and the Board of Trustees. The Sub-Advisers implement the Funds’ investment programs (subject to the terms of the prospectus), analyze economic trends, evaluate the risk/return characteristics of the Funds, construct the Funds’ portfolios, monitor the Funds’ compliance with investment restrictions, and report to the Trustees. In addition to considering the Funds’ investment performance (see below), the Trustees considered information concerning the investment philosophy and investment process used by the Sub-Advisers in managing the Funds and the in-house research capabilities of the Sub-Advisers. They also considered various investment resources available to the Sub-Advisers, including research services acquired with “soft dollars” available to the Sub-

46    Allianz Funds Semi-Annual Report  |   12.31.05

Advisers as a result of securities transactions effected for the Funds and other clients. The Trustees reviewed each Sub-Adviser’s compliance program, including enhancements made during the past year.

          The Trustees considered, among other matters, that, in addition to overseeing the Sub-Advisers, the Adviser provides or procures through third-party service providers most administrative services required by the Funds under a separate Administration Agreement. These services include accounting, bookkeeping, tax, legal, audit, custody, transfer agency, valuation and compliance services, preparation of prospectuses, shareholder reports and other regulatory filings, oversight and coordination of activities of third-party service providers and various shareholder services. The Trustees also took into account the “unitary” administrative fee structure applicable to the Funds, under which certain third-party services ordinarily the financial responsibility of a mutual fund (e.g. , audit, custody, accounting, legal, transfer agency, and printing services) are, in the case of the Funds, paid for by the Adviser out of its administrative fee. They also took into account that the Adviser provides each Fund with office space, administrative services and personnel, and that the Adviser and its affiliates pay all of the compensation of the Funds’ interested Trustees and officers (in their capacities as employees of the Adviser or such affiliates).

          The Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the scope of the services provided to the Funds by the Adviser and the Sub-Advisers under the Agreements and the Administration Agreement were consistent with the Funds’ operational requirements; that the Adviser and each Sub-Adviser had the capabilities, resources and personnel necessary to provide the advisory and administrative services currently required by each Fund; and that, overall, they were satisfied with the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers to the Funds.

Fund Performance

In connection with the contract review meetings, the Trustees reviewed information provided by Lipper, Inc. (“Lipper”) regarding the total return investment performance of the Funds, comparing each Fund’s investment results with those of mutual funds in both a peer group and a peer universe, each as selected for that Fund by Lipper, over the 1-, 3-, 5- and 10-year periods (to the extent the Fund had been in existence) ended July 31, 2005. The Trustees also considered, as applicable, information comparing the performance of funds and institutional accounts managed in a similar manner by each Sub-Adviser to that of the Funds. In addition to the information reviewed by the Trustees at the contract review meetings, the Trustees received during the year detailed comparative performance information for each Fund, which included performance versus one or more selected securities indices or other benchmarks. The comparative performance information that was prepared and provided by Lipper and other sources was not independently verified by the Trustees. The Trustees also considered the portfolio turnover rates of each Fund.

          Fund-specific performance results reviewed by the Trustees are discussed below, though due to the passage of time, they are likely to differ from performance results for more recent periods, including those shown elsewhere in this report.

          Funds Sub-Advised By Nicholas Applegate Capital Management (NACM Funds). The Trustees reviewed information showing performance of two share classes of the NACM Pacific Rim, Global and International Funds. Only one and three years of performance information were presented for each NACM Fund other than the NACM Pacific Rim Fund (as to which five-year performance was presented) because of their short existences. The comparative information showed that for all NACM Funds, performance was above median for the performance universes for all periods. The comparative information for the performance groups showed similar results. Based on their review, the Trustees concluded that the NACM Funds’ relative investment performance over time had been sufficient along with other factors considered to merit approval of the continuation of the relevant Agreements.

          NFJ International Value Fund. The Trustees reviewed information showing performance of one share class of the NFJ International Value Fund. Only one year of performance information was presented because of its short existence. The comparative information showed that Fund performance was above median for the performance universe and performance group for all periods. Based on their review, the Trustees concluded that the Fund’s relative investment performance over time had been sufficient along with other factors considered to merit approval of the continuation of the relevant Agreements.

          Funds Sub-Advised by RCM Capital Management (RCM Funds). The Trustees reviewed information showing performance of two share classes of the RCM Global Technology, International Growth Equity and Global Small-Cap Funds, and one share class of the RCM Biotechnology and Global Health Care Funds. Only one year, or one and three years, of performance information was presented for the RCM Biotechnology and Global Health Care Funds because of their short existences. The comparative information showed that, for the RCM Biotechnology and Global Technology Funds, performance was above median for the performance universes and performance groups for all periods except, for the RCM Biotechnology Fund, performance was below median for the applicable performance group for the one-year period. The comparative information also showed that the performance for all other RCM Funds was at or below median for the performance universes for all periods (except that the performance of the RCM Global Small-Cap Fund was above median for the three-year period and the performance of the RCM International Growth Equity Fund was above median for the ten-year period; and that the performance of the RCM Global Heath Care Fund was in the fifth quintile for the one-year period. The comparative information for the performance groups showed generally similar results. The Trustees also noted that management had recently retained a new chief investment officer for RCM, who had been implementing certain changes in personnel and in the investment decision-making processes, and that more recent relative performance generally had improved. Based on their review, the Trustees concluded that the performance of the RCM Biotechnology and Global Technology Funds was sufficient along with other factors considered to merit approval of the continuation of the relevant Agreements. The Trustees concluded that they would continue to monitor the performance of the other RCM Funds, but that they retained confidence in the Adviser’s and RCM’s overall capabilities to provide management for the RCM Funds.

          Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the Adviser’s and the Sub-Advisers’ performance record and process in managing the Funds were sufficient to support continuation of the Agreements.

12.31.05   |   Allianz Funds Semi-Annual Report    47

Board Approval of Investment Advisory and Portfolio Management Agreements (unaudited) (cont.)

Fees and Other Expenses

The Trustees considered the advisory fees paid by each Fund to the Adviser. In doing so, the Trustees reviewed a report from an independent consultant, which noted that the majority of the Funds’ advisory fees were close to or below average for their Lipper peer group. The Trustees also considered the administrative fee rate paid by each Fund to the Adviser. Among other information, the Trustees considered (i) the level of the Funds’ advisory fees versus their peer groups and peer universes as provided by Lipper; (ii) the level of the Funds’ sub-advisory fees; (iii) the allocation of the advisory fee between the Adviser and the Sub-Advisers, and the services provided by the Adviser, on the one hand, and the Sub-Advisers, on the other hand; (iv) that the Adviser (and not the Funds) pays the sub-advisory fees; (v) historical reasons for the setting of the advisory fees; (vi) that the Funds pay a unitary fee for non-advisory services, which differentiates the Funds from many in the industry; and (vii) each Fund’s total expenses as compared to their peer groups and peer universes as provided by Lipper.

          The Trustees also considered information showing the advisory fees charged by the Sub-Advisers to institutional and other accounts with investment objectives similar to those of the Funds. The information indicated that the fee rates paid to the Sub-Advisers by the Adviser with respect to the Funds were generally similar to (but not necessarily as low as, in all cases) the fee rates charged by the Sub-Advisers to other similar institutional accounts. The Trustees reviewed materials from management describing the differences in services provided to these other accounts, which noted the generally broader scope of services provided by the Adviser and the Sub-Advisers to the Funds relative to institutional accounts, the higher demands placed on investment personnel and trading infrastructure as a result of the anticipated daily cash in-flows and out-flows of the Funds, and the expenses associated with the more extensive regulatory regime governing registered funds.

          The Trustees observed that, with a few exceptions, the Funds’ advisory fees remained generally in line with industry peers, but that for certain Funds non-advisory expenses were higher than those of certain industry peers.

          The Trustees noted that, in connection with last year’s contract review process, they had negotiated to have the Adviser observe additional fee breakpoints for certain share classes under the Administration Agreement. After considering the information provided in connection with this year’s contract review process, the Independent Trustees successfully negotiated with the Adviser to observe fee breakpoints for two additional share classes and to apply breakpoints based on the entire net assets of each Fund (rather than on net assets attributable to particular share classes) under the Administration Agreement. The new fee arrangement took effect January 1, 2006, such that all share classes of all Funds are now entitled to breakpoints under the Administration Agreement.

          The Trustees reviewed information provided by Lipper comparing each Fund’s advisory fee, administration fee and non-management expenses and total expenses for one or two share classes (depending on share classes offered by the Funds) to those of a group of competitor funds of roughly equivalent size, as well as a universe of competitor funds. Fund-specific fee and expense results reviewed by the Trustees are discussed below. The comparative fee and expense information that was prepared and provided by Lipper and other sources was not independently verified by the Trustees.

          NACM Funds. For all NACM Funds other than the NACM Pacific Rim Fund, advisory fees were approximately at or below median for all expense groups and universes. For the NACM Pacific Rim Fund, advisory fees were at or above median for the expense group and universe (but were not the highest in any group or universe). For the NACM Pacific Rim Fund it was noted that performance had been above median for the periods presented. The Trustees concluded that the advisory fees were acceptable. Administration and non-management expenses and total expense ratios were at or below median for the NACM Global Fund, measured against expense groups and universes, except that administration and non-management expenses were above median for the Class A universes. For the NACM International Fund, administration and non-management expenses were above median for all expense groups and universes, but total expense ratios were below median for all expense groups and universes. For the NACM Pacific Rim Fund, administration and non-management expenses and total expense ratios were at or below median for all expense groups and universes. The Trustees concluded that the administrative fees and expense ratios were acceptable.

          NFJ International Value Fund. The advisory fee was below median for the Fund for the expense group and universe. The Trustees concluded that the advisory fee was acceptable. Administrator and non-management expenses were generally at or above median for the expense group and universe for the Fund, but the total expense ratio was at or below median for the expense group and universe for the Fund. The Trustees concluded that the administrative fee and expense ratio were acceptable.

          RCM Funds. Advisory fees generally were below median for all RCM Funds for all expense groups and universes, except for the RCM Biotechnology, Global Small-Cap and Global Technology Funds. The Trustees noted that the RCM Biotechnology and Global Technology Funds generally had above-median performance for all periods, and that the RCM Global Small-Cap Fund had above-median three-year performance. The Trustees concluded that the advisory fees were acceptable. Administration and non-management expenses generally were below median for the RCM Biotechnology and Global Technology Funds for all expense groups and universes, and total expenses were approximately at-median for these Funds for all expense groups and universes. For all other RCM Funds, administration and non-management expenses were at or above median for all expense groups and universes, but total expenses were below median for all expense groups and universes (except that total expenses were approximately ten basis points above median for the RCM Global Small-Cap and Global Healthcare Funds). The Trustees concluded that the administrative fees and expense ratios were acceptable.

          Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the fees and expenses to be charged under the Agreements and the Administration Agreement represented reasonable compensation to the Adviser and the Sub-Advisers in light of the services provided. In coming to this conclusion, the Trustees took into account, among other factors, the additional administrative fee breakpoints that went into effect on January 1, 2006 as described above.

Costs of Services Provided and Profitability

The Trustees reviewed information regarding the cost of services provided by the Adviser (including the sub-advisory fees paid to the Sub-Advisers) and the estimated profitability of the Adviser’s relationship with the Funds, including a profitability report prepared by management detailing the costs of services provided to the Funds by the Adviser, and the profitability to the Adviser of its advisory and administrative relationships with the Funds, each for the fiscal year ended June 30, 2005. The Trustees also

48    Allianz Funds Semi-Annual Report  |   12.31.05

received and reviewed a description of the methodology used by the Adviser in estimating profitability, and took into account, among other things, information and analyses of an independent consultant and the Funds’ independent auditors regarding the profitability information provided. The Trustees noted that certain enhancements had been made since the prior year in the Adviser’s methodology used to determine profitability. The Trustees further noted that the expense allocation methodology utilized by the Adviser has certain limitations and management’s commitment to work with the Board to further refine the methodology for next year’s contract review process.

          The Trustees noted that the Sub-Advisers had not provided information as to the profitability to them of their relationships with the Funds. The Trustees noted, however, that the Sub-Advisers had provided information on fees charged by them for comparable funds and accounts. The materials reviewed by the Trustees showed that the fee rates paid to the Sub-Advisers by the Adviser for the Funds were generally similar (but not necessarily as low as, in all cases) to the rates charged by the Sub-Advisers to other similar institutional accounts.

          The Trustees recognized that the Adviser should, in the abstract, be entitled to earn a reasonable level of profit for the services provided to each Fund, and that it is difficult to make comparisons of profitability from mutual fund advisory and administration contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions about allocations and the adviser’s capital structure and cost of capital. The Trustees considered the overall profitability to the Adviser on a Fund-by-Fund basis, as well as profitability separately as to advisory and administrative functions on a Fund-by-Fund basis. The Trustees reviewed information from an independent consultant regarding profitability of other investment advisers with publicly traded parent companies and concluded that the Adviser’s profitability with respect to the Funds was comparable to the profitability ranges attributable to other investment advisers in the industry. The Trustees concluded that, taking all of the foregoing into account, they were satisfied that the Adviser’s level of profitability from its relationship with each Fund was not excessive.

Possible Fall-Out Benefits

The Trustees considered information regarding the direct and indirect benefits to the Adviser and the Sub-Advisers from their relationships with the Funds, including non-advisory fee compensation to be paid to the Adviser, the Sub-Advisers and their affiliates (such as administrative fees paid to the Adviser and Rule 12b-1 fees and sales charges to the Funds’ distributor, an affiliate of the Adviser), including reputational and other “fall out” benefits. During the course of the year the Trustees received presentations from each Sub-Adviser about its trading practices and brokerage arrangements, including its policies with respect to research provided to Sub-Advisers in connection with trade execution for the Funds (soft dollar arrangements), and the Trustees accepted the representation of each Sub-Adviser that it fulfills its fiduciary obligation of seeking best execution when engaging in portfolio transactions for the Funds. The Trustees also considered the benefits associated with the Funds’ use of a broker-dealer affiliated with the Adviser, which may be done in accordance with applicable law and procedures approved by the Board. The Trustees noted that the Funds have in some cases historically used affiliated brokers for foreign securities transactions, and that an Allianz affiliate receives fees as securities lending agent under the Funds’ securities lending program.

The Trustees considered the receipt of these benefits in light of the Adviser’s and its affiliates’ profitability, and concluded that such benefits were not excessive.

Possible Economies of Scale

The Trustees considered the extent to which the Adviser and the Sub-Advisers may realize economies of scale or other efficiencies in managing and supporting the Funds. They noted that as assets increase, certain fixed costs may be spread across a larger asset base, and it was noted that any economies of scale or other efficiencies might be realized (if at all) across a variety of products and services, including the Funds, and not only in respect of a single Fund. The Trustees noted that the methodology used by the Adviser to determine profitability has a bearing on their analysis of economies of scale. The Trustees noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees also noted that the Independent Trustees had concluded in prior years that, under the circumstances, breakpoints in the administrative fee were an effective way to share any economies of scale or other efficiencies with Fund shareholders. The Trustees noted that they had engaged in successful negotiations with the Adviser to observe fee breakpoints under the Administration Agreement effective January 1, 2006, which are described above. Based on these observations, the Trustees concluded that the Funds’ overall fee arrangements would represent an appropriate sharing at the present time between Fund shareholders and the Adviser of any economies of scale or other efficiencies in the management of each Fund at current asset levels.

Conclusions

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the Independent Trustees, unanimously concluded that the continuation of the Agreements was in the best interests of the Funds and their shareholders, and should be approved.

12.31.05  |   Allianz Funds Semi-Annual Report   49

(This Page Intentionally Left Blank)

Allianz Funds

Investment Adviser and Administrator	Allianz Global Investors Fund Management LLC (“AGIFM”), 1345 Avenue of the Americas, New York, NY 10105

Sub-Advisers	Nicholas-Applegate Capital Management LLC, NFJ Investment Group L.P., RCM Capital Management LLC

Distributor	Allianz Global Investors Distributors LLC (“AGID”), 2187 Atlantic Street, Stamford, CT 06902

Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent	PFPC, Inc. P.O. Box 9688, Providence RI 02940

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel	Ropes & Gray LLP, One International Place, Boston, MA 02110

For Account Information

For Allianz Funds account information contact your financial advisor, or if you receive account statements directly from Allianz Global Investors Distributors/PFPC, you can also call (800) 426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.allianzinvestors.com

The Allianz Funds & PIMCO Funds Family

The Allianz Funds & PIMCO Funds offer access to the world-class investment firms of Allianz Global Investors—one of the world’s largest asset management companies, with more than $1 trillion under management.

The Allianz Funds are managed by institutional equity managers, including the Allianz-owned investment firms NFJ Investment Group, Oppenheimer Capital, RCM, Nicholas-Applegate Capital Management and PEA Capital. The Allianz Funds represent a wide range of investment strategies, including growth and value, small-, mid- and large-cap, domestic and international portfolios.

The PIMCO Funds are managed by PIMCO, widely recognized as one of the premier bond managers in the world. The PIMCO Funds cover the fixed-income spectrum, and also include the innovative Real Return Strategy and equity-related funds. PIMCO Total Return Fund is the largest bond fund in the U.S.*

Allianz Funds

Value Stock	International Stock
OCC Value	NACM Global
NFJ Large-Cap Value	RCM Global Small-Cap
NFJ Dividend Value	RCM International
OCC Renaissance	Growth Equity
NACM Flex-Cap Value	NACM International
NFJ Small-Cap Value	NFJ International Value
Blend Stock	NACM Pacific Rim
PEA Equity Premium Strategy	Sector-Related Stock
OCC Core Equity	RCM Global Healthcare
CCM Capital Appreciation	RCM Biotechnology
CCM Mid-Cap	RCM Global Technology
Growth Stock
RCM Large-Cap Growth
PEA Growth
NACM Growth
RCM Targeted Core Growth
RCM Mid-Cap
PEA Target

PIMCO Funds

Short-Duration Bond	Tax-Exempt Bond
PIMCO Short-Term	PIMCO Short Duration Municipal
PIMCO Low Duration	Income
PIMCO Floating Income	PIMCO Municipal Bond
Core Bond	PIMCO California Intermediate
PIMCO Total Return	Municipal Bond
Government/Mortgage Bond	PIMCO New York Municipal Bond
PIMCO GNMA	Real Return Strategy
PIMCO Total Return Mortgage	PIMCO Real Return
Credit Strategy	PIMCO CommodityRealReturn
PIMCO Diversified Income	Strategy®
PIMCO High Yield	PIMCO RealEstateRealReturn
PIMCO Investment Grade	Strategy
Corporate Bond	Equity-Related
International Bond	PIMCO StocksPLUS®
PIMCO Foreign Bond	PIMCO StocksPLUS® Total Return
(U.S. Dollar-Hedged)	PIMCO International StocksPLUS®
PIMCO Foreign Bond (Unhedged)	TR Strategy
PIMCO Emerging Markets Bond	PIMCO Fundamental IndexPLUS TR
PIMCO Developing Local Markets	Asset Allocation (Tactical)
PIMCO All Asset
PIMCO All Asset All Authority

Investors should consider the investment objectives, risks, charges and expenses of the above mentioned Funds carefully before investing. This and other information is contained in the Fund’s prospectus, which may be obtained by contacting your financial advisor, by visiting www.allianzinvestors.com or by calling 1-888-877-4626. Please read the prospectus carefully before you invest or send money.

*     As of 12/31/05 according to SimFunds.

Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902	AZ016SA_13760

Allianz Funds Semi-Annual Report

DECEMBER 31, 2005

Stock Funds

Share Class	GROWTH STOCK FUNDS	VALUE STOCK FUNDS
R
	RCM Large-Cap Growth Fund PEA Growth Fund RCM Mid-Cap Fund	NFJ Dividend Value Fund OCC Value Fund OCC Renaissance Fund NFJ Small-Cap Value Fund

	BLEND STOCK FUNDS	GLOBAL STOCK FUND

	PEA Equity Premium Strategy Fund (Formerly PEA Growth & Income Fund) CCM Capital Appreciation Fund CCM Mid-Cap Fund	NACM Global Fund

This material is authorized for use only when preceded or accompanied by the current Allianz Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

Contents

Letter to Shareholders	3

Important Information About the Funds	4–5

Fund Summaries	6–16

Schedules of Investments	17–32

Fund	Fund Summary	Schedule of Investments
CCM Capital Appreciation Fund	6	17
CCM Mid-Cap Fund	7	19
NACM Global Fund	8	21
NFJ Dividend Value Fund	9	22
NFJ Small-Cap Value Fund	10	23
OCC Renaissance Fund	11	25
OCC Value Fund	12	27
PEA Equity Premium Strategy Fund	13	28
PEA Growth Fund	14	30
RCM Large-Cap Growth Fund	15	31
RCM Mid-Cap Fund	16	32

2   Allianz Funds Semi-Annual Report  |  12.31.05

Letter to Shareholders

Dear Shareholder:

U.S. stocks proved their mettle over the six months ended December 31, 2005 by producing positive returns in the face of numerous market challenges. Rising interest rates, record high oil prices and natural disasters were among the factors that fueled uncertainty. Nevertheless, improving corporate earnings and lower-than-expected inflation helped push stocks into positive territory by the end of the six-month period.

The broader market, as measured by the S&P 500 Index, returned 5.76% over this time frame. Growth stocks outperformed value stocks across all market capitalizations, with the strongest performance coming from mid-cap growth stocks. Materials, energy and financial stocks were also top-performers during the reporting period. International equities continued to outpace domestic stocks, as they have done for each of the past four years, with the MSCI EAFE Index up 14.99% during the six months.

The headwinds faced by the financial markets over the past six months are yet another reminder that investors would do well to focus on the long term. Markets can be volatile, and stock performance can vary widely from year to year. Investors who maintain a long-term perspective are more likely to withstand short-term market pressures and to reap the potential benefits of an allocation to the equity markets.

Inside this report, you will find detailed information about your Fund’s performance over the reporting period. If you have any questions concerning this report, please contact your financial advisor. You can also call us at 1-800-426-0107 or visit our Web site at www.allianzinvestors.com.

Thank you for your continued support of the Allianz Funds. We look forward to serving you in the months and years ahead.

E. Blake Moore, Jr. President January 31, 2006

Allianz Funds Semi-Annual Report  |  12.31.05   3

Important Information About the Funds

The inception date on each Fund Summary page is the inception date of the Fund’s oldest share class or classes. The oldest share classes are (Fund/share class): CCM Capital Appreciation/Institutional, CCM Mid-Cap/Institutional, NACM Global/A, NFJ Dividend Value/Institutional & Admin, NFJ Small-Cap Value/Institutional, OCC Renaissance/C, OCC Value/Institutional, PEA Growth/C, PEA Equity Premium Strategy/Institutional, RCM Large-Cap Growth/Institutional, RCM Mid-Cap/Institutional. R shares were first offered in 12/02. Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different operating expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Investment products may be subject to various risks as described in the prospectus. Some of those risks may include, but are not limited to, the following: derivative risk, small company risk, foreign security risk and specific sector investment risks. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments. Investing in foreign securities may entail risk due to foreign economic and political developments; this risk may be enhanced when investing in emerging markets. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and additional volatility compared to a diversified equity portfolio. Please refer to a prospectus for complete details.

The Lipper Averages are calculated by Lipper, Inc. They are based on the total return performance, with distributions reinvested and operating expenses deducted, of funds included by Lipper in the stated category. Lipper does not take into account sales charges.

The Change in Value chart assumes the initial investment was made on the first day of the Fund’s initial fiscal year. The chart reflects any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes.

Allianz Global Investors has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that Allianz Global Investors will use when voting proxies on behalf of the Funds. Copies of the written Proxy Policy and the factors that Allianz Global Investors may consider in determining how to vote proxies for each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-888-877-4626 and on the Securities and Exchange Commission’s (“SEC”) Web site at http://www.sec.gov.

The Trust files complete schedules of each Fund’s portfolio holdings with the SEC on form N–Q for the first and third quarters of each fiscal year, which are available on the SEC’s Web site at http://www.sec.gov. A copy of the Funds’ Form N-Q, when available, will be available without charge, upon request, by calling the Fund at 1-800-426-0107. In addition, the Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4   Allianz Funds Semi-Annual Report  |  12.31.05

Important Information About the Funds (cont.)

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund Summary page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated, which for most funds is from 07/01/05 to 12/31/05.

Actual Expenses
The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as increases in expenses not covered by the advisory and administrative fees [such as expenses of the trustees and their counsel or litigation expenses] and/or because of reductions in the administrative fee resulting from the size of the fund.

Certain information on the Fund Profile page(s) including Total Return, Change in Value charts, Hypothetical Expenses and Top Sectors is unaudited.

Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT, 06902, www.allianzinvestors.com, 1-888-877-4626.

Allianz Funds Semi-Annual Report  |  12.31.05   5

A B L E N D S T O C K F U N D	Ticker Symbol: R Share: PCARX

CCM Capital Appreciation Fund

■

CCM Capital Appreciation Fund seeks growth of capital by normally investing at least 65% of its assets in common stocks of companies with larger market capitalizations that have improving fundamentals and whose stocks is reasonably valued by the market.

■	The Fund’s Class R Shares returned 7.52% for the six months ended December 31, 2005. This performance surpassed the 5.76% return of the Fund’s benchmark, the S&P 500 Index.

■

Overwhelmed by record high energy costs, the threat of inflation and a much-discussed real estate bubble, the U.S. stock market was relatively flat in the first half of 2005. Investors returned in force by the third quarter, however, driving the market as a whole up 3.61% in three months. Modest gains in the fourth quarter allowed the S&P 500 Index to finish the six-month period up 5.76%. Mid-caps outperformed both large- and small-cap stocks, with growth outperforming value across all market capitalizations.

■

The Fund’s outperformance was due in part to strong stock selection in the energy sector. Energy continued to be one of the top-performing industries over the period, buoyed by high oil prices. This environment supported the Fund’s investment in Marathon Oil. Another standout was coal company Peabody Energy, which benefited from increased demand.

■	Relative performance was also helped by favorable stock selection in technology. Apple Computer was a major contributor in this area. Apple continues to reap the rewards of product innovation.

■

Underweight exposure and disappointing stock selection in financials hindered relative performance. For example, Fund holding Countrywide Financial Corp. suffered over reduced demand for mortgages in a rising interest rate environment.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception*† (03/08/91)

CCM Capital Appreciation Class R	7.52%	8.66%	-1.27%	9.70%	11.43%

S&P 500 Index	5.76%	4.90%	0.54%	9.07%	10.82%

Lipper Multi-Cap Growth Fund Average	10.53%	8.80%	-2.72%	7.86%	11.06%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. †The Fund began operations on 03/08/91. Index comparisons began on 02/28/91.

Annual Fund Operating Expenses Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)

	Class R	Class R

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,075.20	$1,018.35

Expenses Paid During Period	$7.11	$6.92

Expenses are equal to the expense ratio of 1.37% for Class R, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Technology	23.7%

Healthcare	16.9%

Financial & Business Services	15.3%

Short-Term Investments	13.1%

Energy	8.8%

Consumer Services	7.5%

Consumer Discretionary	6.4%

Capital Goods	6.1%

Communications	3.0%

Other	-0.8%

6   Allianz Funds Semi-Annual Report  |   12.31.05

A B L E N D S T O C K F U N D	Ticker Symbol: R Share: PMCRX

CCM Mid-Cap Fund

■

CCM Mid-Cap Fund seeks growth of capital by normally investing at least 80% of its assets in common stocks of companies with market capitalizations of more than $500 million, excluding the 200 largest capitalization companies.

■	The Fund’s Class R Shares returned 8.53% for the six months ended December 31, 2005. This performance underperformed the 10.22% return of the Fund’s benchmark, the Russell Midcap Growth Index.

■

As fears over rising oil prices and inflation subsided somewhat, investors returned to stocks in the third quarter of 2005, driving the market as a whole, as measured by the S&P 500, up 3.61% for the three-month period. Modest gains in the fourth quarter allowed stocks to finish the six months up 5.76%. Large-cap stocks outperformed mid- and small-cap stocks during this time. Within mid caps, growth outperformed value.

■

Over the reporting period the Fund saw solid contributions from stock selection in consumer discretionary. Among the standouts in this area are Nordstrom’s department stores and Choice Hotels. Nordstrom avoided the problems plaguing many lower-end retailers, as the upscale consumer was less affected by rising energy prices. Choice Hotels benefited from continued strength in the travel and leisure business.

■

Relative performance was also helped by overweight exposure to the financial sector. A good example is Fund holding CIT Group. CIT was up on the basis of the company’s strong fundamentals and the sale of a small ticket leasing business.

■

Stock selection in industrials detracted from relative performance. R. R. Donnelly in particular suffered over this period, as profit margins were squeezed by the rising cost of raw materials, including paper.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (08/26/91)

CCM Mid-Cap Class R	8.53%	12.40%	1.81%	10.57%	11.98%

Russell Midcap Growth Index	10.22%	12.10%	1.38%	9.27%	10.72%

Russell Midcap Index	8.41%	12.65%	8.45%	12.49%	13.50%

Lipper Mid-Cap Growth Fund Average	9.48%	9.79%	-0.48%	8.05%	9.81%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com.

Annual Fund Operating Expenses Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)

	Class R	Class R

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,085.30	$1,018.35

Expenses Paid During Period	$7.15	$6.92

Expenses are equal to the expense ratio of 1.39% for Class R, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Technology	18.8%

Healthcare	15.8%

Financial & Business Services	15.4%

Short-Term Investments	14.7%

Energy	12.1%

Consumer Discretionary	10.0%

Consumer Services	7.5%

Capital Goods	4.2%

Materials & Processing	3.6%

Other	-2.1%

Allianz Funds Semi-Annual Report  |   12.31.05   7

A G L O B A L S T O C K F U N D	Ticker Symbol: R Share: NGBRX

NACM Global Fund

■

NACM Global Fund seeks long-term capital appreciation by investing primarily in the stocks of companies that, in the opinion of the portfolio managers, are leaders in their respective industries or emerging new players with an established history of earnings, easy access to credit, experienced management teams and sustainable competitive advantages.

■	The Fund’s Class R Shares rose 12.54% for the six months ended December 31, 2005. The Fund’s benchmark, the MSCI All Country World Index, returned 11.43% during the same time.

■

Global stock markets generated solid gains in the latter half of 2005, despite record energy prices and a devastating North American hurricane season. Emerging market stocks (MSCI Emerging Markets Index) were among the strongest performers for the period, returning 26.62%. International developed equities (MSCI EAFE Index) closed the period up 14.99%, and U.S. stock prices (S&P 500 Index) advanced a more modest 5.76%.

■

Within the Fund, stock selection was strongest from a country standpoint in Japan and Spain, and from a sector standpoint in financials and information technology. Top-performing positions included the Hong Kong-based handset maker Foxconn International and the Japanese multi-format specialty retailer, Point Inc. Fox-conn benefited from increased outsourcing by Motorola and Nokia, which together account for about 90% of Foxconn’s sales. Point Inc. exceeded expectations on accelerating same store sales.

■

While prices appreciated for a majority of the stocks held during the second half, there were some areas of relative weakness. From a country and sector perspective, positions in the U.S. and in the consumer staples sector detracted from performance. One example, the American specialty apparel firm Quiksilver, underperformed because of challenges in the U.S. market and concerns over the company’s acquisition of Rossignol Group.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (07/19/02)

NACM Global Class R	12.54%	14.40%	—	—	21.04%

MSCI All Country World Index	11.43%	11.37%	—	—	16.19%

Lipper Global Multi-Cap Growth Fund Average	11.94%	11.59%	—	—	16.48%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than per-formance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com.

Annual Fund Operating Expenses Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)

	Class R	Class R

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,125.40	$1,016.53

Expenses Paid During Period	$9.21	$8.74

Expenses are equal to the expense ratio of 1.77% for Class R, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Country Allocation as of 12/31/05

United States	42.7%

Japan	17.5%

Switzerland	7.7%

France	4.7%

China	4.2%

Italy	3.0%

South Korea	2.3%

Germany	2.3%

Netherlands	2.2%

Other	13.4%

8   Allianz Funds Semi-Annual Report  |  12.31.05

A V A L U E S T O C K F U N D	Ticker Symbol: R Share: PNERX

NFJ Dividend Value Fund

■

NFJ Dividend Value Fund seeks current income, with long-term growth of capital as a secondary objective, by investing at least 80% of its assets in common stocks that pay or are expected to pay dividends.

■

The Fund’s Class R Shares returned 7.05% for the six months ended December 31, 2005. This performance significantly outperformed the 5.20% return of the Fund’s benchmark, the Rus-sell 1000 Value Index. The Fund also outperformed the 5.76% return of the broader market, as measured by the S&P 500 Index.

■

The U.S. stock market delivered strong returns in the third quarter of 2005, followed by modest gains in the fourth quarter. The market as a whole (as measured by the S&P 500 Index) rose 5.76% for the six-month period. Within stocks, large caps outperformed mid- and small-cap stocks, with returns of 6.15% (Russell 1000 Index), 8.41% (Russell Midcap Index) and 5.88% (Russell 2000 Index), respectively. Growth outperformed value across all market-caps.

■

The Fund’s strong relative performance can be traced to strong stock selection across several sectors, including top-performing energy. Within energy, the Fund saw significant contributions from names such as Petroleo Brasileiro S/A, Marathon Oil Corp., and PetroChina Co. Ltd.

■	Stock selection in consumer discretionary also added to relative performance. A standout in this area was Whirlpool Corp, whose stock was up on a proposed acquisition by Maytag.

■

While the Fund delivered solid absolute and relative performance, there were some areas of weakness, including disappointing stock selections in industrials. For example, the Fund’s investment in Deluxe Corp. and DTE Energy Co. were both a drag on performance.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception*† (05/08/00)

NFJ Dividend Value Class R	7.05%	11.14%	11.48%	—	11.58%

Russell 1000 Value Index	5.20%	7.05%	5.28%	—	6.03%

S&P 500 Index	5.76%	4.90%	0.54%	—	-1.06%

Lipper Equity Income Fund Average	4.67%	5.80%	3.59%	—	5.04%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. †The Fund began operations on 05/08/00. Index comparisons began on 04/30/00.

Annual Fund Operating Expenses Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)

	Class R	Class R

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,070.50	$1,018.49

Expenses Paid During Period	$6.95	$6.77

Expenses are equal to the expense ratio of 1.35% for Class R, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Financial Services	26.7%

Short-Term Investments	19.1%

Energy	13.5%

Consumer Staples	11.5%

Consumer Discretionary	9.6%

Healthcare	7.8%

Utilities	7.7%

Materials & Processing	5.7%

Telecommunication Services	5.7%

Other	-7.3%

Allianz Funds Semi-Annual Report  |  12.31.05   9

A V A L U E S T O C K F U N D	Ticker Symbol: R Share: PNVRX

NFJ Small-Cap Value Fund

■

NFJ Small-Cap Value Fund seeks long-term growth of capital and income by normally investing at least 80% of its net assets in the common stocks of companies with market capitalizations of between $100 million and $1.8 billion at the time of investment. The Fund invests primarily in dividend-paying stocks with below-average P/E ratios relative to the market and their respective industry groups.

■	The Fund’s Class R Shares returned 5.04% for the six months ended December 31, 2005. This performance surpassed the 3.77% return of the Fund’s benchmark, the Russell 2000 Value Index.

■

The U.S. stock market delivered strong returns in the third quarter of 2005, followed by modest gains in the fourth quarter. The market as a whole (as measured by the S&P 500 Index) rose 5.76% for the six-month period. Within stocks, large caps outperformed mid- and small-cap stocks, with returns of 6.15% (Russell 1000 Index), 8.41% (Russell Midcap Index) and 5.88% (Russell 2000 Index), respectively. Small-cap value trailed small-cap growth over the period, with value (Russell 2000 Value Index) up 3.77% and growth (Russell 2000 Growth Index) up 8.01%.

■

The Fund delivered strong relative performance in a challenging market for small-cap value investors. This performance was due in part to overweight exposure to the top-performing energy sector. Energy as a whole has done well over the last several quarters.

■

Relative performance was also helped by stock selection in the industrials sector. York International Corp. and SkyWest Inc. are two names in this space that did particularly well for the Fund. York was up during the period after news that it was being acquired by Johnson Controls. SkyWest performed well after announcing plans to purchase Atlantic Southeast Airlines.

■	Underweight exposure in technology hurt relative performance. The Fund only held two technology names (Methode Electronics Inc. and Landauer Inc.) and both lost ground over the reporting period.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception*† (10/01/91)

NFJ Small-Cap Value Class R	5.04%	10.03%	16.23%	13.81%	13.56%

Russell 2000 Value Index	3.77%	4.70%	13.55%	13.08%	14.62%

Russell 2000 Index	5.88%	4.56%	8.23%	9.26%	11.22%

Lipper Small-Cap Value Fund Average	5.33%	6.16%	13.72%	12.52%	13.15%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. †The Fund began operations on 10/01/91. Index comparisons began on 09/30/91.

Annual Fund Operating Expenses Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)

	Class R	Class R

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,050.40	$1,017.67

Expenses Paid During Period	$7.72	$7.60

Expenses are equal to the expense ratio of 1.53% for Class R, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Short-Term Investments	21.5%

Consumer Discretionary	14.1%

Energy	11.2%

Materials & Processing	10.4%

Financial Services	9.6%

Industrial	9.6%

Real Estate Investment Trust	8.7%

Utilities	8.6%

Consumer Staples	8.0%

Other	-1.7%

10   Allianz Funds Semi-Annual Report  |  12.31.05

A V A L U E S T O C K F U N D	Ticker Symbol: R Share: PRNRX

OCC Renaissance Fund

■

OCC Renaissance Fund seeks long-term growth of capital and income by investing at least 65% of its assets in the common stocks of companies with below-average valuations whose business fundamentals are expected to improve. Although the Fund typically invests in companies with market capitalizations of $1 billion to $10 billion at the time of investment, it may invest in companies in any capitalization range. To achieve income, the Fund invests a portion of its assets in stocks that the portfolio managers expect will generate income (for example, by paying dividends).

■	The Fund’s Class R Shares returned 5.45% for the six months ended December 31, 2005. This performance trailed the 6.76% return of the Fund’s benchmark, the Russell Midcap Value Index.

■

Record high energy prices, inflation fears and a much-discussed real estate market combined to keep stocks relatively flat in the first six months of 2005. But, the market picked up in the second half of the year, with a strong third quarter and modest gains in the fourth quarter. Within stocks, mid-caps outperformed large-and small-cap stocks and growth outperformed value.

■

The Fund’s relative performance was due in part to disappointing stock selection in the healthcare and technology sectors. Within healthcare, performance was hindered by names such as Beckman Coulter, a provider of diagnostic instruments and supplies. Beckman’s change in accounting methods, coupled with some modest gross margin pressure, led to an unexpected shortfall in the company’s accounting income. We continue to hold a position in the company as we believe it is fundamentally strong and substantially undervalued.

■	Within technology, performance was hurt by bar-code equipment maker Zebra Technologies. Zebra sales fell as struggling retailers cut back on purchasing new inventory management systems.

■

Performance was helped over the reporting period by strong stock selection in the financial sector. One standout financial stock is commercial lender CIT Group. CIT reported earnings growth and higher returns thanks to lower-than-normal credit losses. The stock rose over 20% over the six-month period.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (04/18/88)

OCC Renaissance Fund Class R	5.45%	-3.91%	8.89%	15.76%	13.45%

Russell Midcap Value Index	6.76%	12.64%	12.20%	13.65%	14.12%

Lipper Mid-Cap Value Fund Average	6.53%	9.15%	11.28%	12.15%	12.20%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com.

Annual Fund Operating Expenses Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)

	Class R	Class R

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,054.50	$1,017.74

Expenses Paid During Period	$7.66	$7.53

Expenses are equal to the expense ratio of 1.53% for Class R, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Financial & Business Services	33.8%

Short-Term Investments	16.2%

Healthcare	12.5%

Technology	11.2%

Consumer Services	9.0%

Capital Goods	7.5%

Energy	6.9%

Consumer Discretionary	5.2%

Utilities	3.9%

Other	-6.2%

Allianz Funds Semi-Annual Report  |  12.31.05   11

A V A L U E S T O C K F U N D	Ticker Symbol: R Share: PPVRX

OCC Value Fund

■

OCC Value Fund seeks long-term growth of capital and income by investing at least 65% of its assets in the common stocks of companies with market capitalizations of more than $5 billion at the time of investment.

■	The Fund’s Class R Shares returned 5.49% for the six months ended December 31, 2005. This performance exceeded the 5.20% return of the Fund’s benchmark, the Russell 1000 Value Index.

■

Record high energy prices, inflation fears and a much-discussed real estate market combined to keep stocks relatively flat in the first six months of 2005. But, the market picked up in the second half of the year, with a strong third quarter and modest gains in the fourth quarter. Within stocks, mid-caps outperformed large- and small-cap stocks and growth outperformed value.

■

The Fund’s relative outperformance was due in part to strong stock selection in the financial sector. The Fund saw particular strength in bank holdings, despite measured increases from the Federal Reserve Board and a flattening yield curve. Standouts in this area included banking conglomerates JPMorgan Chase, Bank of America and Citigroup, all among the top performing stocks over the period.

■

Relative performance was also helped by the Fund’s underweight exposure to utilities. Utilities as a group were one of the underper-forming sectors over the six-month period. In our opinion, yield-driven momentum has driven many stocks in the sector up beyond their intrinsic value.

■	Stock selection in the technology sector hindered relative performance. For example, security software maker McAfee Inc. fell on concerns about competitive pressures from Microsoft.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (12/30/91)

OCC Value Class R	5.49%	2.47%	8.03%	12.48%	13.45%

Russell 1000 Value Index	5.20%	7.05%	5.28%	10.94%	12.42%

Lipper Large-Cap Value Fund Average	5.43%	5.72%	3.10%	8.68%	10.36%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com.

Annual Fund Operating Expenses Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)

	Class R	Class R

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,054.90	$1,018.39

Expenses Paid During Period	$7.00	$6.88

Expenses are equal to the expense ratio of 1.38% for Class R, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Financial & Business Services	44.8%

Energy	11.9%

Healthcare	8.8%

Consumer Services	8.2%

Short-Term Investments	7.4%

Materials & Processing	6.6%

Capital Goods	5.2%

Consumer Discretionary	4.7%

Technology	4.3%

Other	-1.9%

12   Allianz Funds Semi-Annual Report  |  12.31.05

A B L E N D S T O C K F U N D	Ticker Symbol: R Share: PGIRX

PEA Equity Premium Strategy Fund (formerly PEA Growth & Income Fund)

■

PEA Equity Premium Strategy Fund seeks long-term growth of capital and current income by normally investing at least 65% of its assets in stocks of companies with market capitalizations greater than $5 billion at the time of investment.

■

Effective November 1, the Fund began writing call options on both the individual stock holdings in the fund as well as on the S&P 500 Index. The covered call strategy intends to enhance the income potential of the portfolio while simultaneously reducing the volatility of the performance stream.

■	The Fund’s Class R Shares returned 4.69% for the six months ended December 31, 2005. This performance trailed the 5.76% return of the Fund’s benchmark, the S&P 500 Index.

■

Record high energy prices, inflation fears and a much-discussed real estate market combined to keep stocks relatively flat in the first six months of 2005. But, the market picked up in the second half of the year, with a strong third quarter and modest gains in the fourth quarter. Within stocks, mid-caps outperformed large- and small-cap stocks and growth outperformed value.

■

The Fund’s relative performance was due in part to disappointing stock selection in the Technology sector. In particular, network equipment maker Cisco Systems also moderated as sales of its switches decelerated. An earnings disappointment in the second half caused us to exit our position in PC maker Dell as we expected a few additional difficult quarters to follow.

■

Performance was also hurt by overweight exposure to consumer discretionary stocks. We continue like to the long-term potential of several names in this space, including Sears Holdings. However Sears stock fell after press reports highlighted the company’s relatively low capital spending and sell-offs by some mutual funds. Our research suggests that Sears still offers substantial value.

■	Stock selection was much stronger in the healthcare sector. For example, Fund performance benefited from holdings in managed care provider Aetna Inc. and biotechnology firm Biogen Idec.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (12/28/94)

PEA Equity Premium Strategy Class R	4.69%	3.60%	-3.43%	10.05%	11.78%

S&P 500 Index	5.76%	4.90%	0.54%	9.07%	11.40%

Lipper Large-Cap Core Fund Average	5.99%	4.84%	-0.95%	7.59%	9.71%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com.

Annual Fund Operating Expenses Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)

	Class R	Class R

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,046.90	$1,017.55

Expenses Paid During Period	$7.83	$7.72

Expenses are equal to the expense ratio of 1.54% for Class R, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Financial & Business Services	25.6%

Technology	15.5%

Consumer Discretionary	13.7%

Healthcare	12.6%

Short-Term Investments	10.3%

Capital Goods	7.6%

Energy	5.9%

Building	4.3%

Materials & Processing	3.3%

Other	1.2%

Allianz Funds Semi-Annual Report  |  12.31.05   13

A G R O W T H S T O C K F U N D	Ticker Symbol: R Share: PPGRX

PEA Growth Fund

■

PEA Growth Fund seeks long-term growth of capital, with income an incidental consideration by normally investing at least 65% of its assets in common stocks of “growth” companies with market capitalizations of at least $5 billion at the time of investment.

■	The Fund’s Class R Shares returned 7.66% for the six months ended December 31, 2005. This performance exceeded 7.11% return of the Russell 1000 Growth Index.

■

Record high energy prices, inflation fears and a much-discussed real estate market combined to keep stocks relatively flat in the first six months of 2005. But, the market picked up in the second half of the year, with a strong third quarter and modest gains in the fourth quarter. Within stocks, mid-caps outperformed large-and small-cap stocks and growth outperformed value.

■

The Fund’s relative performance was helped by strong stock selection in the healthcare sector. For example, the Fund benefited from its investment in Teva pharmaceuticals and biotechnology firm Biogen Idec.

■

Performance was also supported by overweight exposure and stock selection in the financial sector. Financials in general outperformed the market, despite measured increases from the Federal Reserve Board and a flattening yield curve. Standouts in this area included investment bank Merrill Lynch.

■

Stock selection in technology detracted from relative performance. In particular, the Fund saw disappointing returns from its investment in Juniper Networks, with analysts’ increasing concerns over the company’s ability to grow its non-core product lines.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (02/24/84)

PEA Growth Class R	7.66%	5.27%	-6.49%	5.61%	11.41%

Russell 1000 Growth Index	7.11%	5.27%	-3.58%	6.73%	11.59%

Lipper Large-Cap Growth Fund Average	8.09%	6.20%	-3.99%	6.67%	10.47%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com.

Annual Fund Operating Expenses Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)

	Class R	Class R

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,076.60	$1,018.10

Expenses Paid During Period	$7.38	$7.17

Expenses are equal to the expense ratio of 1.44% for Class R, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Technology	32.2%

Healthcare	19.7%

Financial & Business Services	15.1%

Short-Term Investments	11.9%

Consumer Discretionary	8.1%

Consumer Staples	7.0%

Consumer Services	5.2%

Energy	4.0%

Capital Goods	4.0%

Other	-7.2%

14   Allianz Funds Semi-Annual Report  |  12.31.05

A G R O W T H S T O C K F U N D	Ticker Symbol: R Share: PLCRX

RCM Large-Cap Growth Fund

■	RCM Large-Cap Growth Fund seeks long-term capital appreciation by normally investing at least 80% of its net assets in stocks of U.S. companies with market capitalizations of at least $3 billion.

■

The Fund’s Class R Shares returned 9.46% for the six month period ended December 31, 2005. This return significantly outperformed the Fund’s benchmark, the S&P 500 Index, which returned 5.76% for the same period.

■

After a slow start earlier in the year, stocks picked up in the last six months of 2005. Strong third quarter performance and modest gains in the fourth quarter allowed the market as a whole (as measured by the S&P 500 Index) to finish the reporting period up 5.76%.

■

Relative performance was helped over the six months by overweight exposure and strong stock selection in the technology sector. In particular, the Fund benefited from positions in SanDisk Corp. and Marvell Technology Group Ltd. SanDisk was up on increased demand for flash memory cards used in digital cameras, digital music players and cell phones. Marvell stock rose on the announcement of record third quarter results.

■	The Fund also saw strength from its investment in Apple Computer Inc. Apple stock continued to perform well as the company dominates the mp3 player market with its iPod products.

■

While the Fund delivered solid absolute and relative performance over the reporting period, there were some areas of weakness, including stock selection in health care. For example, Fund holding Abbott Laboratories was hurt by disappointing clinical trial results on its heart treatment drug.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (12/31/96)

RCM Large-Cap Growth Class R	9.46%	9.72%	-4.00%	—	8.02%

S&P 500 Index	5.76%	4.90%	0.54%	—	7.63%

Lipper Large-Cap Growth Fund Average	8.09%	6.20%	-3.99%	—	5.46%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com.

Annual Fund Operating Expenses Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)

	Class R	Class R

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,094.60	$1,018.35

Expenses Paid During Period	$7.18	$6.92

Expenses are equal to the expense ratio of 1.40% for Class R, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Technology	30.1%

Healthcare	21.1%

Financial & Business Services	13.3%

Energy	10.7%

Short-Term Investments	10.5%

Consumer Discretionary	7.0%

Consumer Staples	5.3%

Consumer Services	4.0%

Aerospace	3.6%

Other	-5.6%

Allianz Funds Semi-Annual Report  |  12.31.05   15

A G R O W T H S T O C K F U N D	Ticker Symbol: R Share: PRMRX

RCM Mid-Cap Fund

■

RCM Mid-Cap Fund seeks long-term capital appreciation by normally investing 80% of its net assets in equity securities of small- to medium-sized U.S. companies with market capitalizations comparable to those companies included in the Russell Midcap Growth Index.

■	The Fund’s Class R Shares returned 12.21% for the six months ended December 31, 2005. The Fund’s benchmark, the Russell Midcap Growth Index, returned 10.22% for the same period.

■

After declining during the first quarter, most major stock market indices rebounded in the remainder of the year. The market as a whole (as measured by the S&P 500 Index) was up 5.76% for the six-month period ending 12/31/05. Mid-caps outperformed small- and large-cap stocks in this environment. Within mid-caps, growth outperformed value, with the Russell Midcap Growth Index up 10.22% and the Russell Midcap Value Index up 6.76%.

■

Relative performance was supported during this period by strong stock selection in the semiconductor industry. In particular, positions in SanDisk and Marvell Technology Group Ltd. helped performance. SanDisk stock rose in response to increased demand for flash memory cards, which are used in digital cameras, digital music players and cell phones. Marvell Technology stock was supported by better-than-expected third quarter results.

■

Stock selection in financials also contributed to relative performance. One example was Lazard Ltd. Increased mergers and acquisition activity and increasing demand for advisory services drove up the firm’s third quarter profits.

■

Communications equipment stocks Tekelec, Avaya, and Sonus held back the Fund’s returns. Tekelec develops network signaling products, switching products and services, and selected service applications for telecommunications networks and contact centers. The company is facing competitive pressures along with a change in senior management—the CEO recently announced his retirement. RCM sold the stock during the quarter.

Total Return For periods ended 12/31/05 (*Average Annual Total Return)

	6 month	1 year	5 year*	10 year*	Inception* (11/06/79)

RCM Mid-Cap Class R	12.21%	9.29%	-2.74%	8.17%	14.87%

Russell Midcap Growth Index	10.22%	12.10%	1.38%	9.27%	—

Lipper Mid-Cap Growth Fund Average	9.48%	9.79%	-0.48%	8.05%	12.62%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. The inception of the RCMMid-Cap Fund pre-dates the inception of the Russell Midcap Growth Index. As such, no number is presented for the inception period for the index.

Annual Fund Operating Expenses Please refer to page 5 herein for an explanation of the information presented in the following Expense Example.

	Actual Performance	Hypothetical Performance (5% return before expenses)

	Class R	Class R

Beginning Account Value (07/01/05)	$1,000.00	$1,000.00

Ending Account Value (12/31/05)	$1,122.10	$1,018.25

Expenses Paid During Period	$7.38	$7.02

Expenses are equal to the expense ratio of 1.37% for Class R, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Change in Value For periods ended 12/31/05

Sector Breakdown as of 12/31/05

Technology	23.2%

Healthcare	16.3%

Energy	14.9%

Consumer Discretionary	12.1%

Consumer Services	11.7%

Short-Term Investments	10.2%

Financial & Business Services	6.2%

Materials & Processing	4.1%

Capital Goods	3.5%

Other	-2.2%

16   Allianz Funds Semi-Annual Report  |  12.31.05

Schedule of Investments
CCM Capital Appreciation Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—98.9%
Aerospace—2.8%
Boeing Co. (b)	278,410	$19,555
Raytheon Co.	398,680	16,007

		35,562

Capital Goods—6.1%
Caterpillar, Inc.	278,560	16,092
Illinois Tool Works, Inc.	174,870	15,387
Ingersoll-Rand Co., Ltd. Class A (b)	397,520	16,048
Rockwell Automation, Inc.	263,890	15,612
Textron, Inc.	197,260	15,185

		78,324

Communications—3.0%
AT&T, Inc.	768,720	18,826
NII Holdings, Inc., Class B (a)(b)	418,030	18,259
Sprint Corp. (b)	83,338	1,947

		39,032

Consumer Discretionary—6.4%
Fastenal Co. (b)	382,440	14,988
Harman International Industries, Inc. (b)	176,110	17,232
Home Depot, Inc.	492,610	19,941
Nike, Inc., Class B	176,390	15,309
Tiffany & Co.	398,220	15,248

		82,718

Consumer Services—7.5%
Iron Mountain, Inc. (a)	362,200	15,292
Marriott International, Inc., Class A	239,310	16,027
McGraw-Hill Cos., Inc.	323,460	16,700
Monster Worldwide, Inc. (a)	386,230	15,766
Robert Half International, Inc.	446,000	16,899
Starwood Hotels & Resorts Worldwide, Inc., Class B, Unit	249,980	15,964

		96,648

Consumer Staples—1.3%
PepsiCo, Inc.	284,970	16,836

Energy—8.8%
Apache Corp.	171,838	11,774
Baker Hughes, Inc.	211,990	12,885
Marathon Oil Corp.	196,490	11,980
Noble Corp.	194,930	13,750
Peabody Energy Corp.	185,060	15,253
Schlumberger Ltd. (b)	182,120	17,693
Transocean, Inc. (a)	211,850	14,764
XTO Energy, Inc.	333,920	14,672

		112,771

Financial Services—15.3%
American Express Co.	301,930	15,537
Capital One Financial Corp.	177,760	15,359
CIT Group, Inc.	366,220	18,963
Franklin Resources, Inc.	160,000	15,042
Genworth Financial, Inc., Class A (b)	474,010	16,391
Goldman Sachs Group, Inc. (b)	126,000	16,092
Lehman Brothers Holdings, Inc. (b)	149,110	19,111
Loews Corp.	163,890	15,545
Merrill Lynch & Co., Inc. (b)	249,910	16,926
MetLife, Inc.	299,740	14,687

	Shares	Value (000s)

PNC Financial Services Group, Inc.	263,860	$16,315
Prudential Financial, Inc. (b)	228,370	16,714

		196,682

Healthcare—16.9%
Allergan, Inc. (b)	167,930	18,130
Amgen, Inc. (a)	192,392	15,172
Baxter International, Inc.	396,090	14,913
Coventry Health Care, Inc. (a)	266,900	15,203
Eli Lilly & Co.	270,780	15,323
Express Scripts, Inc. (a)(b)	173,250	14,518
Genentech, Inc. (a)	156,960	14,519
Genzyme Corp. (a)	234,330	16,586
Medtronic, Inc.	298,870	17,206
St. Jude Medical, Inc. (a)	349,400	17,540
UnitedHealth Group, Inc.	344,710	21,420
WellPoint, Inc. (a)	254,980	20,345
Wyeth	346,000	15,940

		216,815

Materials & Processing—2.3%
Phelps Dodge Corp.	97,730	14,061
Vulcan Materials Co.	219,810	14,892

		28,953

Technology—23.7%
Adobe Systems, Inc.	363,720	13,443
Advanced Micro Devices, Inc. (a)	576,450	17,639
American Tower Corp. (a)	575,120	15,586
Apple Computer, Inc. (a)	296,530	21,318
Autodesk, Inc.	395,990	17,008
Broadcom Corp., Class A (a)	345,640	16,297
Citrix Systems, Inc. (a)	581,750	16,743
Corning, Inc. (a)	737,000	14,489
Emerson Electric Co.	205,240	15,331
Expedia, Inc. (a)	512,890	12,289
Fiserv, Inc. (a)	393,150	17,012
Harris Corp. (b)	341,900	14,705
Hewlett-Packard Co.	520,460	14,901
International Business Machines Corp.	186,280	15,312
Microsoft Corp.	839,890	21,963
Motorola, Inc.	643,840	14,544
National Semi-conductor Corp.	587,040	15,251
QUALCOMM, Inc.	375,780	16,189
SanDisk Corp. (a)(b)	242,370	15,226

		305,246

Transportation—2.5%
Burlington Northern Santa Fe Corp.	230,160	16,300
Southwest Airlines Co. (b)	920,030	15,116

		31,416

Utilities—2.3%
Duke Energy Corp. (b)	509,680	13,991
TXU Corp.	318,460	15,983

		29,974

Total Common Stock
(cost—$1,127,745)		1,270,977

	Principal Amount (000s)	Value (000s)
SHORT-TERM INVESTMENTS—13.1%
Collateral Invested for
Securities on Loan (d)—8.1%
Adirondack 2005-1 Corp.,
4.356% due 1/25/06	$5,000	$4,984
Bavaria Universal Funding,
4.412% due 2/27/06, FRN (c)	2,000	1,986
Beta Finance, Inc., Series 3,
4.301% due 8/1/06, FRN (c)	2,000	2,000
Canadian Imperial Bank,
4.00% due 1/3/06	908	908
Citigroup Global Markets, Inc.,
4.32% due 1/3/06	1,000	1,000
Compass Securitization,
4.376% due 1/23/06	12,000	11,965
Credit Suisse First Boston, FRN
4.313% due 2/27/06	1,000	1,001
4.319% due 2/27/06	3,000	3,002
4.323% due 2/6/06	5,000	5,004
Davis Square Funding V Corp.,
4.352% due 1/3/06	1,000	1,000
4.391% due 1/30/06	6,000	5,978
4.392% due 1/31/06	2,000	1,992
Morgan Stanley,
4.28% due 2/3/06, FRN	3,000	3,000
4.33% due 6/20/06	5,000	5,000
4.33% due 7/10/06	1,000	1,000
Northern Rock PLC,
4.321% due 2/3/06, FRN (c)	2,000	2,000
Ormond Quay Funding LLC,
4.332% due 1/30/06	5,000	4,981
Sierra Madre Funding Delaware Corp.,
4.356% due 1/26/06	10,000	9,968
Sigma Finance, Inc., FRN (c)
4.251% due 3/6/06	3,000	2,999
4.308% due 1/27/06	5,000	5,004
4.348% due 2/15/06	5,000	4,998
Skandinaviska Enskilda Banken,
4.349% due 1/20/06	4,000	4,000
Tango Finance Corp.,
4.251% due 1/11/06, FRN (c)	3,000	3,001
Treasury Bank, FRN
4.419% due 2/27/06	5,000	5,000
4.429% due 3/15/06	13,000	13,000

		104,771

Repurchase Agreement—5.0%
State Street Bank & Trust Co.,
dated 12/30/05, 3.90%, due
1/3/06, proceeds $63,804;	63,776	63,776

collateralized by Fannie Mae,
2.625% - 5.00%, 1/15/07 -
1/19/07 valued at $26,442
including accrued interest;
and Federal Home Loan Bank,
3.375% - 4.875%, 2/15/07 -
4/16/07, valued at $23,770
including accrued interest;
and Freddie Mac, 2.75%,
2/9/07 valued at $14,842
including accrued interest
(cost—$63,776)

Total Short-Term Investments
(cost—$168,543)		168,547

See accompanying notes  |  12.31.05  |  Allianz Funds Semi-Annual Report  17

Schedule of Investments (cont.)
CCM Capital Appreciation Fund
December 31, 2005 (unaudited)

Total Investments
(cost—$1,296,288)—112.0%	$1,439,524

Liabilities in excess of other assets—(12.0)%	(153,829)

Net Assets—100.0%	$1,285,695

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $102,035; cash collateral of $104,553 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from securities on loan.

Glossary:

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

18  Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Schedule of Investments
CCM Mid-Cap Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—99.5%
Aerospace—1.1%
Rockwell Collins, Inc.	301,700	$14,020

Capital Goods—4.2%
Black & Decker Corp.	178,180	15,494
Fluor Corp. (b)	210,040	16,228
Joy Global, Inc.	565,720	22,629

		54,351

Communications—2.7%
NII Holdings, Inc., Class B (a)	408,480	17,843
West Corp. (a)	407,950	17,195

		35,038

Consumer Discretionary—10.0%
Chico’s FAS, Inc. (a)	401,080	17,619
Claire’s Stores, Inc.	546,540	15,970
Ingram Micro, Inc., Class A (a)	815,290	16,249
Nordstrom, Inc.	411,550	15,392
Office Depot, Inc. (a)	536,290	16,840
Tech Data Corp. (a)	384,690	15,264
Tiffany & Co.	402,960	15,429
W. W. Grainger, Inc.	223,370	15,882

		128,645

Consumer Services—7.5%
Boyd Gaming Corp.	382,220	18,217
Choice Hotels International, Inc.	452,970	18,916
Hilton Hotels Corp.	711,000	17,142
RR Donnelley & Sons Co.	434,040	14,848
Service Corp International	1,859,910	15,214
Station Casinos, Inc.	185,030	12,545

		96,882

Consumer Staples—2.4%
Brown-Forman Corp., Class B	224,760	15,580
Pilgrim’s Pride Corp. (b)	470,050	15,587

		31,167

Energy—12.1%
Amerada Hess Corp. (b)	117,900	14,952
Cooper Cameron Corp. (a)	405,980	16,808
ENSCO International, Inc.	318,580	14,129
EOG Resources, Inc.	204,050	14,971
Grant Prideco, Inc. (a)	399,850	17,641
Newfield Exploration Co. (a)	302,520	15,147
Pride International, Inc. (a)	507,280	15,599
Questar Corp.	210,900	15,965
Southwestern Energy Co. (a)	445,700	16,019
Tesoro Corp.	231,880	14,272

		155,503

Environmental Services—1.1%
Republic Services, Inc.	387,070	14,535

Financial Services—15.4%
Assurant, Inc.	338,570	14,725
Bear Stearns Cos., Inc.	142,630	16,478
BlackRock, Inc.	59,650	6,471
CB Richard Ellis Group, Inc., Class A (a)	328,720	19,345
CIT Group, Inc.	357,710	18,522
CNA Financial Corp. (a)	440,640	14,422
E*Trade Financial Corp. (a)	625,700	13,052
Federated Investors, Inc.	427,980	15,852
Hospitality Properties Trust, REIT	376,840	15,111
Lincoln National Corp.	295,880	15,691
Reinsurance Group of America	327,510	15,642
T. Rowe Price Group, Inc.	233,040	16,786
UnumProvident Corp. (b)	716,840	16,308

		198,405

	Shares	Value (000s)

Healthcare—15.8%
Bausch & Lomb, Inc.	194,650	$13,217
Community Health Systems, Inc. (a)(b)	417,370	16,002
Coventry Health Care, Inc. (a)	267,480	15,236
Dade Behring Holdings, Inc.	396,880	16,228
Endo Pharmaceuticals Holdings, Inc. (a)	528,170	15,982
Express Scripts, Inc. (a)(b)	174,690	14,639
Health Net, Inc. (a)	405,040	20,880
Hospira, Inc. (a)	374,630	16,027
Humana, Inc. (a)(b)	350,950	19,067
Protein Design Labs, Inc. (a)(b)	690,570	19,626
Sepracor, Inc. (a)(b)	322,170	16,624
Varian Medical Systems, Inc. (a)(b)	398,980	20,085

		203,613

Materials & Processing—3.6%
Florida Rock Industries, Inc.	391,635	19,213
Phelps Dodge Corp.	100,610	14,475
Precision Castparts Corp.	254,180	13,169

		46,857

Technology—18.8%
Ametek, Inc. (b)	382,170	16,257
Analog Devices, Inc.	441,510	15,837
Broadcom Corp., Class A (a)	353,260	16,656
Cadence Design Systems, Inc. (a)	928,910	15,717
Comverse Technology, Inc. (a)	511,730	13,607
DST Systems, Inc. (a)	262,340	15,717
Fisher Scientific International, Inc. (a)	234,640	14,515
Harris Corp. (b)	338,550	14,561
Intuit, Inc. (a)	317,030	16,898
Microchip Technology, Inc. (b)	474,270	15,248
National Semi-conductor Corp.	670,000	17,407
Red Hat, Inc. (a)(b)	729,570	19,873
SanDisk Corp. (a)(b)	246,800	15,504
Tellabs, Inc. (a)(b)	1,708,940	18,627
Thomas & Betts Corp. (a)	388,220	16,290

		242,714

Transportation—2.4%
CH Robinson Worldwide, Inc.	400,290	14,823
Ryder System, Inc.	377,320	15,477

		30,300

Utilities—2.4%
NRG Energy, Inc. (a)(b)	396,590	18,688
Oneok, Inc. (b)	459,300	12,231

		30,919

Total Common Stock
(cost—$1,137,188)		1,282,949

SHORT-TERM INVESTMENTS—14.7%
	Principal Amount (000s)

Collateral Invested for
Securities on Loan (d)—12.1%
Adirondack 2005-1 Corp.,
4.342% due 1/17/06	$5,000	4,989
4.355% due 1/25/06	5,000	4,984
Bank of America N.A.,
4.33% due 1/3/06	23,000	23,000
Bavaria TRR Corp.,
4.368% due 1/25/06, FRN (c)	8,000	7,975
Bavaria Universal Funding,
4.412% due 2/27/06, FRN (c)	2,000	1,986

	Principal Amount (000s)	Value (000s)

Bear Stearns Cos., Inc.,
4.37% due 1/3/06	$3,000	$3,000
Beta Finance, Inc., Series 3,
4.301% due 8/1/06, FRN (c)	2,000	2,000
Canadian Imperial Bank,
4.00% due 1/3/06	8,510	8,510
Citigroup Global Markets, Inc.,
4.320% due 1/3/06	30,000	30,000
Compass Securitization,
4.373% due 01/23/06	2,000	1,994
4.376% due 1/23/06	4,000	3,989
Credit Suisse First Boston, FRN
4.313% due 2/27/06	1,000	1,001
4.319% due 2/27/06	4,000	4,003
4.323% due 2/6/06	5,000	5,004
Davis Square Funding V Corp.,
4.352% due 1/3/06	4,000	3,998
4.392% due 1/31/06	2,000	1,992
Morgan Stanley,
4.28% due 2/3/06, FRN	3,000	3,000
4.33% due 6/20/06	10,000	10,000
Northern Rock PLC,
4.321% due 2/3/06, FRN (c)	2,000	2,000
Ormond Quay Funding LLC,
4.332% due 1/30/06	5,000	4,981
Sierra Madre Funding Delaware Corp.,
4.356% due 1/26/06	7,300	7,276
Sigma Finance, Inc.,
4.251% due 3/6/06, FRN (c)	3,000	2,999
Skandinaviska Enskilda Banken,
4.349% due 1/20/06	3,000	3,000
Treasury Bank, FRN
4.419% due 2/27/06	2,000	2,000
4.429% due 3/15/06	12,000	12,000

		155,681

Repurchase Agreement—2.6%
State Street Bank & Trust Co.,
dated 12/30/05, 3.90%, due
1/3/06, proceeds $33,310;	33,296	$33,296

collateralized by Federal
Home Loan Bank, 4.375%,
9/17/10, valued at $33,962
including accrued interest
(cost—$33,296)

Total Short-Term Investments
(cost—$188,976)		188,977

Total Investments
(cost—$1,326,164)—114.2%		1,471,926

Liabilities in excess of other assets—(14.2)%		(182,563)

Net Assets—100.0%		$1,289,363

See accompanying notes  |  12.31.05  |  Allianz Funds Semi-Annual Report  19

Schedule of Investments (cont.)
CCM Mid-Cap Fund
December 31, 2005 (unaudited)

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $150,250; cash collateral of $155,297 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from securities on loan.

Glossary:

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

REIT — Real Estate Investment Trust

20  Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Schedule of Investments
NACM Global Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—95.9%
Bermuda—2.1%
Jardine Matheson Holdings Ltd.	13,200	$227
Nabors Industries Ltd. (a)	3,200	242

		469

Cayman Islands—1.8%
ACE Ltd.	3,800	203
Hutchison Telecommunications
International Ltd.	144,000	208

		411

China—4.2%
Bio-Treat Technology Ltd.	260,000	175
Cheung Kong Ltd.	26,000	266
Foxconn International Holdings Ltd. (a)	219,000	352
Hopewell Holdings Ltd.	64,000	161

		954

France—4.7%
Generale de Sante	3,600	124
Pinault-Printemps-Redoute S.A.	1,834	207
Publicis Groupe S.A.	6,577	229
Sanofi-Aventis	3,124	273
Veolia Environnement	5,142	233

		1,066

Germany—2.3%
BASF AG	2,116	162
Commerzbank AG	6,521	200
Hypo Real Estate Holding AG	2,921	151

		513

Hong Kong—2.0%
AAC Acoustic Technology Holdings Inc. (a)	410,000	251
New World Development	138,000	189

		440

Indonesia—0.0%
PT Indosat Tbk.	7,500	4

Ireland—1.3%
CRH PLC	10,132	298

Israel—0.6%
Israel Chemicals Ltd.	36,929	145

Italy—3.0%
Luxottica Group SpA	10,853	276
Sanpaolo IMI SpA	10,747	168
UniCredito Italiano SpA	34,873	239

		683

Japan—17.5%
Aoyama Trading Co., Ltd.	1,000	34
Gigas K’s Denki Corp.	7,600	258
Hakuhodo DY Holdings, Inc.	2,700	190
Hokuhoku Financial Group, Inc.	59,000	275
Japan Tobacco, Inc.	16	234
JSR Corp.	9,800	258
Mitsubishi Tokyo Financial Group, Inc.	26	354
NGK Spark Plug Co., Ltd.	9,000	195
Nippon Electric Glass Co., Ltd.	8,000	175
Nisshinbo Industries, Inc.	12,000	130
Nitori Co., Ltd.	2,300	214
Nomura Holdings, Inc.	12,700	244
Point, Inc.	2,500	209
Rakuten, Inc. (a)	169	163
Shimizu Corp.	19,000	139
Sumco Corp. (a)	3,600	189
Teijin Ltd.	36,000	229

	Shares	Value (000s)

Tokyo Electron Ltd.	4,800	$302
Tokyo Star Bank Ltd. (a)	48	159

		3,951

Malaysia—0.9%
Commerce Asset-Holding Bhd.	140,800	212

Netherlands—2.2%
ASML Holding NV (a)	13,852	278
Royal Numico NV (a)	4,987	207

		485

Singapore—0.8%
ASE Test Ltd. (a)	23,300	183

South Korea—2.3%
Kookmin Bank ADR (a)	3,200	239
Samsung Electronics Co., Ltd.	438	282

		521

Sweden—1.0%
Atlas Copco AB, Class A	10,200	227

Switzerland—7.7%
EFG International (a)	5,904	157
Nestle S.A.	762	228
Roche Holdings AG	2,046	307
STMicroelectronics NV	10,685	192
Straumann Holding AG	591	137
UBS AG	5,583	531
Ypsomed Holding AG (a)	1,125	174

		1,726

Thailand—0.7%
Krung Thai Bank	572,700	152

United Kingdom—2.0%
ARM Holdings PLC	132,350	275
Bodycote International	44,105	168

		443

United States—38.8%
Affiliated Managers Group, Inc. (a)	2,200	177
American Healthways, Inc. (a)	3,800	172
American International Group, Inc.	5,300	362
Ansys, Inc. (a)	4,800	205
Boeing Co.	4,700	330
Central Garden and Pet Co. (a)	4,900	225
ConocoPhillips	4,800	279
Federated Department Stores, Inc.	3,400	226
First Cash Financial Services, Inc. (a)	4,800	140
Freescale Semi-conductor, Inc., Class B (a)	11,828	298
International Business Machines Corp.	4,300	353
ITT Industries, Inc.	2,000	206
JP Morgan Chase & Co.	7,000	278
JLG Industries, Inc.	4,100	187
Lafarge North America, Inc.	3,000	165
Marathon Oil Corp.	3,800	232
Microsoft Corp.	17,700	463
Morgan Stanley	5,600	318
Mylan Laboratories, Inc.	9,300	186
Nasdaq Stock Market, Inc. (a)	3,500	123
Nordstrom, Inc.	6,000	224
Occidental Petroleum Corp.	2,900	232
PepsiCo, Inc.	3,800	224
Pike Electric Corp. (a)	7,900	128
Praxair, Inc.	4,900	259
QUALCOMM, Inc.	7,500	323
Quiksilver, Inc. (a)	19,000	263
RTI International Metals, Inc. (a)	4,700	178
Syneron Medical Ltd. (a)	4,000	127

	Shares	Value (000s)

Tiffany & Co.	4,000	$153
Transocean, Inc. (a)	4,100	286
United Technologies Corp.	6,300	352
Wal-Mart Stores, Inc.	6,900	323
Williams Cos., Inc.	8,797	204
XTO Energy, Inc.	5,400	237
Yahoo!, Inc. (a)	7,600	298

		8,736

Total Common Stock
(cost—$19,393)		21,619

WARRANT (a)—1.2%
	Units

Bahamas—1.2%
Credit Suisse First Boston, Expires 9/15/06
(cost—$225)	652,000	277

	Principal Amount (000s)

Repurchase Agreement—4.0%
State Street Bank & Trust Co.,
dated 12/30/05, 3.90%,
due 1/3/06, proceeds $896;	$896	896

collateralized by Federal Home
Loan Bank, 4.375%, 9/17/10,
valued at $915 including
accrued interest
(cost—$896)

Total Investments
(cost—$20,514)—101.1%		22,792

Liabilities in excess of other assets—(1.1)%		(247)

Net Assets—100.0%		$22,545

Notes to Schedule of Investments:

(a) Non-income producing.

Glossary:

ADR — American Depositary Receipt

See accompanying notes  |  12.31.05  |  Allianz Funds Semi-Annual Report  21

Schedule of Investments
NFJ Dividend Value Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—94.8%
Consumer Discretionary—11.5%
Limited Brands, Inc. (a)	1,150,000	$25,702
Mattel, Inc.	1,645,000	26,024
Stanley Works	540,000	25,942
V.F. Corp. (a)	464,000	25,678
Whirlpool Corp. (a)	620,000	51,931

		155,277

Consumer Staples—9.6%
Altria Group, Inc.	350,000	26,152
Anheuser-Busch Cos., Inc.	606,000	26,034
ConAgra Foods, Inc. (a)	1,285,000	26,060
Kimberly-Clark Corp.	431,000	25,709
Reynolds American, Inc. (a)	270,000	25,739

		129,694

Energy—13.5%
Anadarko Petroleum Corp.	274,000	25,962
ChevronTexaco Corp.	463,000	26,285
Marathon Oil Corp.	860,000	52,434
Occidental Petroleum Corp.	322,000	25,721
PetroChina Co. Ltd. ADR (a)	320,000	26,227
Petroleo Brasileiro S.A. ADR (a)	374,000	26,655

		183,284

Financial Services—26.7%
Bank of America Corp.	565,000	26,075
Duke Realty Corp., REIT (a)	772,000	25,785
JP Morgan Chase & Co.	644,000	25,560
Jefferson-Pilot Corp. (a)	452,000	25,732
KeyCorp. Capital (a)	1,580,000	52,029
Lincoln National Corp. (a)	482,000	25,560
MBNA Corp.	930,000	25,250
Morgan Stanley	460,000	26,100
Regions Financial Corp. (a)	1,530,000	52,265
St. Paul Travelers Cos., Inc.	577,000	25,775
Washington Mutual, Inc. (a)	1,190,000	51,765

		361,896

Healthcare—7.8%
GlaxoSmithKline PLC ADR	508,000	25,644
Merck & Co., Inc.	1,650,000	52,486
Pfizer, Inc.	1,203,000	28,054

		106,184

Industrial—4.5%
Deluxe Corp. (a)	306,000	9,223
Masco Corp.	860,000	25,963
Northrop Grumman Corp.	435,000	26,148

		61,334

Materials & Processing—5.7%
Dow Chemical Co. (a)	586,000	25,679
Freeport-McMoran Copper & Gold, Inc., Class B	484,000	26,039
Lyondell Chemical Co.	1,070,000	25,488

		77,206

Technology—2.1%
Seagate Technology, Inc. (a)	1,450,000	28,986

Telecommunication Services—5.7%
Alltel Corp.	410,000	25,871
AT&T, Inc. (a)	1,068,000	26,155
Verizon Communications, Inc.	850,000	25,602

		77,628

	Shares	Value (000s)

Utilities—7.7%
DTE Energy Co. (a)	603,000	$26,044
KeySpan Corp. (a)	734,000	26,196
Progress Energy, Inc. (a)	582,000	25,561
Sempra Energy	575,000	25,783

		103,584

Total Common Stock
(cost—$1,191,171)		1,285,073

SHORT-TERM INVESTMENTS—19.1%
	Principal Amount (000s)

Collateral Invested for
Securities on Loan (c)—14.2%
Adirondack 2005-1 Corp.,
4.342% due 1/17/06	$10,000	9,978
4.356% due 1/25/06	10,000	9,969
Bavaria TRR Corp.,
4.368% due 1/25/06, FRN (b)	30,000	29,906
Bavaria Universal Funding,
4.412% due 2/27/06, FRN (b)	10,000	9,928
Beta Finance, Inc., Series 3,
4.301% due 8/1/06, FRN (b)	1,000	1,000
Canadian Imperial Bank,
4.00% due 1/3/06	6,443	6,443
Compass Securitization
4.376% due 1/23/06	2,000	1,994
Credit Suisse First Boston, FRN
4.313% due 2/27/06	1,000	1,001
4.319% due 2/27/06	6,000	6,004
4.323% due 2/6/06	15,000	15,010
Davis Square Funding V Corp.,
4.352% due 1/3/06	3,000	2,999
4.392% due 1/31/06	1,000	996
Fortis Bank,
4.23% due 1/3/06	9,000	9,000
Morgan Stanley,
4.28% due 2/3/06, FRN	2,000	2,000
4.33% due 6/20/06	20,000	20,000
4.33% due 7/10/06	5,000	5,000
Northern Rock PLC,
4.321% due 2/3/06, FRN (b)	2,000	2,000
Ormond Quay Funding LLC,
4.332% due 1/30/06	15,000	14,944
Sierra Madre Funding Delaware Corp.,
4.356% due 1/26/06	10,000	9,968
Sigma Finance, Inc., FRN (b)
4.251% due 3/6/06	10,000	9,998
4.348% due 2/15/06	5,000	4,998
Skandinaviska Enskilda Banken,
4.349% due 1/20/06	3,000	3,000
Tango Finance Corp.,
4.251% due 1/11/06, FRN (b)	5,000	5,002
Treasury Bank, FRN
4.419% due 2/27/06	8,000	8,000
4.429% due 3/15/06	4,000	4,000

		193,138

Repurchase Agreement—4.9%
State Street Bank & Trust Co.,
dated 12/30/05, 3.90%, due
1/3/06, proceeds $66,349;	66,320	66,320

collateralized by Federal
Home Loan Bank, 4.375%,
9/17/10, valued at $67,649
including accrued interest
(cost—$66,320)

Total Short-Term Investments
(cost—$259,458)		259,458

Value (000s)

Total Investments
(cost—$1,450,629)—113.9%	$1,544,531

Liabilities in excess of other assets—(13.9)%	(188,453)

Net Assets—100.0%	$1,356,078

Notes to Schedule of Investments (amounts in thousands):

(a) All or portion on loan with an aggregate market value of $186,974; cash collateral of $192,631 was received with which the Fund purchased short-term investments.

(b) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) Securities purchased with the cash proceeds from securities on loan.

Glossary:

ADR — American Depositary Receipt

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

REIT — Real Estate Investment Trust

22  Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Schedule of Investments
NFJ Small-Cap Value Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—96.6%
Capital Goods—3.4%
Harsco Corp.	575,000	$38,818
Kennametal, Inc.	725,000	37,004
Regal-Beloit Corp.	1,090,000	38,586
Tecumseh Products Co., Class A	550,900	12,621

		127,029

Communications—0.7%
Iowa Telecommunications Services, Inc. (d)	1,800,000	27,882

Consumer Discretionary—14.1%
ArvinMeritor, Inc.	2,565,000	36,910
Bob Evans Farms, Inc.	786,000	18,125
Borders Group, Inc.	1,835,000	39,764
Brown Shoe Co., Inc.	780,000	33,095
Cato Corp., Class A (d)	1,539,000	33,011
CBRL Group, Inc. (a)	1,091,000	38,349
CKE Restaurants, Inc.	25,000	336
Claire’s Stores, Inc.	1,350,000	39,447
Ethan Allen Interiors, Inc. (a)	1,059,400	38,700
Handleman Co. (a)(d)	1,117,000	13,873
Kellwood Co. (a)	1,225,000	29,253
Lancaster Colony Corp.	690,000	25,564
Landry’s Restaurants, Inc. (a)(d)	1,415,000	37,795
Libbey, Inc.	571,000	5,836
M.D.C. Holdings, Inc. (a)	590,000	36,568
M/I Homes, Inc. (a)(d)	920,000	37,371
Russell Corp.	1,240,000	16,690
Sturm, Ruger & Co., Inc.	475,000	3,330
United Auto Group, Inc. (a)	1,050,000	40,110
World Fuel Services Corp.	312,000	10,521

		534,648

Consumer Services—3.0%
Banta Corp.	736,000	36,653
Intrawest Corp.	1,400,000	40,530
Journal Register Co. (d)	2,400,000	35,880

		113,063

Consumer Staples—8.0%
Chiquita Brands International, Inc. (a)	1,850,000	37,018
Corn Products International, Inc.	1,650,000	39,418
Fresh Del Monte Produce, Inc. (a)	1,500,000	34,155
John H. Harland Co.	980,000	36,848
Loews Corp. - Carolina Group	900,000	39,591
PepsiAmericas, Inc.	1,580,000	36,751
Ruddick Corp.	1,300,000	27,664
Sanderson Farms, Inc.	560,000	17,097
Universal Corp.	800,000	34,688

		303,230

Energy—11.2%
Berry Petroleum Co., Class A	635,000	36,322
Buckeye Partners L.P., Unit (a)	870,000	36,731
Cabot Oil & Gas Corp.	815,000	36,757
Frontier Oil Corp. (a)	980,000	36,780
Holly Corp.	620,000	36,499
Magellan Midstream Partners L.P., Unit (a)	1,160,000	37,387
National Fuel Gas Co.	1,185,000	36,960
Range Resources Corp.	1,430,000	37,666
St. Mary Land & Exploration Co. (a)	1,000,000	36,810
Southwest Gas Corp.	680,000	17,952
Tidewater, Inc.	830,000	36,902
Western Gas Resources, Inc.	778,000	36,636

		423,402

	Shares	Value (000s)

Financial Services—9.6%
American Financial Group, Inc.	1,000,000	$38,310
AmerUs Group Co. (a)	665,000	37,686
BancorpSouth, Inc.	1,155,000	25,491
Delphi Financial Group, Inc., Class A	800,000	36,808
Fremont General Corp. (a)	1,650,000	38,329
Hilb Rogal & Hobbs Co. (a)	1,000,000	38,510
LandAmerica Financial Group, Inc. (a)	609,000	38,002
Old National Bancorp (a)	724,500	15,678
Provident Bankshares Corp.	1,068,000	36,066
Susquehanna Bancshares, Inc.	940,000	22,259
Washington Federal, Inc.	1,600,000	36,784

		363,923

Healthcare—3.8%
Arrow International, Inc.	795,000	23,047
Diagnostic Products Corp.	281,300	13,657
Hillenbrand Industries, Inc.	575,000	28,411
Invacare Corp.	1,200,000	37,788
Owens & Minor, Inc.	1,315,000	36,202
West Pharmaceutical Services, Inc.	150,000	3,755

		142,860

Industrial—9.6%
Curtiss-Wright Corp.	655,000	35,763
Acuity Brands, Inc. (a)	1,235,000	39,273
Albany International Corp., Class A	1,025,000	37,064
Barnes Group, Inc.	749,000	24,717
Briggs & Stratton Corp.	775,600	30,086
Crane Co.	1,100,000	38,797
Lincoln Electric Holdings, Inc.	957,000	37,955
Landauer, Inc.	320,000	14,749
Lennox International, Inc.	1,350,000	38,070
Universal Forest Products, Inc.	448,900	24,802
Valmont Industries, Inc.	130,000	4,350
Arkansas Best Corp. (a)	875,000	38,220

		363,846

Materials & Processing—10.4%
Agnico-Eagle Mines Ltd. (a)	2,000,000	39,520
Commercial Metals Co. (a)	300,000	11,262
Lubrizol Corp.	881,000	38,262
Massey Energy Co. (a)	975,000	36,923
Methanex Corp.	2,100,000	39,354
Mueller Industries, Inc.	1,290,000	35,372
Olin Corp.	2,030,000	39,950
Quanex Corp. (a)	743,000	37,128
Rock-Tenn Co., Class A	938,000	12,803
RPM International, Inc. (a)	2,100,000	36,477
Sensient Technologies Corp. (a)	1,640,000	29,356
Sonoco Products Co. (a)	1,300,000	38,220

		394,627

Real Estate Investment Trust—8.7%
Annaly Mortgage Management, Inc. (a)	3,000,000	32,820
CBL & Associates Properties, Inc.	960,000	37,930
Equity One, Inc.	1,600,000	36,992
First Industrial Realty Trust, Inc. (a)	950,000	36,575
Healthcare Realty Trust, Inc. (a)	1,103,000	36,697
HRPT Properties Trust	3,300,000	34,155
Nationwide Health Properties, Inc. (a)	1,700,000	36,380
New Plan Excel Realty Trust, Inc. (a)	1,600,000	37,088
Potlatch Corp. (a)	770,000	39,254

		327,891

	Shares	Value (000s)

Technology—0.6%
Cubic Corp. (a)	500,000	$9,980
Methode Electronics, Inc.	1,196,300	11,927

		21,907

Transportation—4.9%
Frontline Ltd. (a)	975,000	36,972
General Maritime Corp. (a)	980,000	36,299
Skywest, Inc.	1,400,000	37,604
Teekay Shipping Corp. (a)	920,000	36,708
Werner Enterprises, Inc. (a)	1,950,000	38,415

		185,998

Utilities—8.6%
Atmos Energy Corp.	1,410,000	36,886
Cleco Corp.	1,550,000	32,317
Duquesne Light Holdings, Inc. (a)	2,240,000	36,557
Energen Corp.	1,000,000	36,320
Peoples Energy Corp. (a)	1,038,000	36,403
UGI Corp.	1,800,000	37,080
Vectren Corp.	1,345,000	36,530
Westar Energy, Inc.	1,700,000	36,550
WGL Holdings, Inc. (a)	1,225,000	36,823

		325,466

Total Common Stock
(cost—$3,021,615)		3,655,772

SHORT-TERM INVESTMENTS—21.5%
	Principal Amount (000s)

Collateral Invested for
Securities on Loan (c)—18.5%
Adirondack 2005-1 Corp.,
4.329% due 1/17/06	$5,000	4,989
4.342% due 1/17/06	12,000	11,974
4.356% due 1/25/06	25,000	24,922
Bank of America N.A.,
4.330% due 1/3/06	57,000	57,000
Bavaria TRR Corp.,
4.368% due 1/25/06, FRN (b)	36,040	35,927
Bavaria Universal Funding, FRN (b),
4.398% due 2/27/06	1,000	993
4.412% due 2/27/06	18,050	17,920
Bear Stearns Co., Inc.,
4.37% due 1/3/06	53,400	53,400
Beta Finance, Inc., Series 3,
4.301% due 8/1/06, FRN (b)	2,000	2,000
Canadian Imperial Bank,
4.00% due 1/3/06	934	934
Citigroup Global Markets, Inc.,
4.235% due 2/23/06, FRN	5,000	5,000
4.32% due 1/3/06	107,000	107,000
Compass Securitization,
4.374% due 1/23/06	3,000	2,991
4.376% due 1/23/06	45,000	44,870
Credit Suisse First Boston, FRN,
4.314% due 2/27/06	4,000	4,003
4.319% due 2/27/06	37,500	37,526
4.32% due 2/27/06	2,000	2,001
4.323% due 2/6/06	25,000	25,017
Davis Square Funding V Corp.,
4.352% due 1/3/06	20,000	19,991
4.379% due 1/31/06	19,500	19,425
General Electric Capital Corp.,
4.296% due 3/29/06, FRN	4,000	4,003
Harrier Finance Funding LLC,
4.35% due 9/15/06, FRN (b)	3,000	3,000

See accompanying notes  |  12.31.05  |  Allianz Funds Semi-Annual Report  23

Schedule of Investments (cont.)
NFJ Small-Cap Value Fund
December 31, 2005 (unaudited)

	Principal Amount	Value
	(000s)	(000s)

Morgan Stanley,
4.28% due 2/3/06, FRN	$10,000	$10,000
4.33% due 6/20/06	25,000	25,000
4.33% due 7/10/06	55,000	55,000
Northern Rock PLC,
4.321% due 2/3/06, FRN (b)	2,000	2,000
Ormond Quay Funding LLC,
4.332% due 1/30/06	3,500	3,487
4.373% due 1/27/06	30,000	29,899
Sierra Madre Funding Delaware Corp.,
4.356% due 1/26/06	20,000	19,935
Sigma Finance, Inc., FRN (b),
4.251% due 3/6/06	10,000	9,998
4.308% due 1/27/06	5,000	5,004
4.348% due 2/15/06	10,000	9,997
Skandinaviska Enskilda Banken,
4.349% due 1/20/06	7,000	7,000
Treasury Bank, FRN,
4.419% due 2/27/06	10,000	10,000
4.429% due 3/15/06	30,000	30,000

		702,206

Repurchase Agreement—3.0%
State Street Bank & Trust Co.,
dated 12/30/05, 3.90%,
due 1/3/06, proceeds
$112,002;	111,953	111,953

collateralized by Federal
Home Loan Bank, 4.375%,
9/17/10, valued at $114,196
including accrued interest
(cost—$111,953)

Total Short-Term Investments
(cost—$814,144)		814,159

Total Investments
(cost—$3,835,759)—118.1%		4,469,931

Liabilities in excess of other assets—(18.1)%		(686,180)

Net Assets—100.0%		$3,783,751

Notes to Schedule of Investments (amounts in thousands):

(a) All or portion on loan with an aggregate market value of $680,267; cash collateral of $700,532 was received with which the Fund purchased short-term investments.

(b) 144A Security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) Security purchased with the cash proceeds from securities on loan.

(d) The Fund is investing in shares of an affiliated Fund or security.

Glossary:

FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.
Unit — More than one class of securities traded together.

24   Allianz Funds Semi-Annual Report  |   12.31.05  |  See accompanying notes

Schedule of Investments
OCC Renaissance Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—99.7%
Aerospace—3.3%
DRS Technologies, Inc. (b)	709,000	$36,457
Goodrich Corp.	737,000	30,291
L-3 Communications Holdings, Inc.	736,000	54,721

		121,469

Capital Goods—7.5%
Dover Corp.	533,000	21,581
Eaton Corp.	2,129,000	142,835
Parker Hannifin Corp.	966,200	63,731
Zebra Technologies Corp., Class A (a)(b)	1,064,000	45,592

		273,739

Communications—2.3%
Alltel Corp.	1,300,000	82,030

Consumer Discretionary—5.2%
Applebees International, Inc.	928,000	20,964
Claire’s Stores, Inc.	767,000	22,412
Family Dollar Stores, Inc.	1,000,000	24,790
Oshkosh Truck Corp., Class B	911,000	40,621
Ruby Tuesday, Inc.	283,000	7,327
TJX Cos., Inc.	3,076,000	71,455

		187,569

Consumer Services—9.0%
Career Education Corp. (a)(b)	1,000,000	33,720
Lamar Advertising Co., Class A (a)(b)	939,000	43,326
News Corp., Class A	2,000,000	31,100
Royal Caribbean Cruises Ltd. (b)	2,672,000	120,400
WPP Group PLC	9,108,000	98,537

		327,083

Energy—6.9%
Burlington Resources, Inc. (b)	500,000	43,100
ConocoPhillips (b)	400,000	23,272
Input/Output, Inc. (a)(b)	2,426,000	17,055
International Coal Group, Inc. (a)	771,000	7,325
National-Oilwell, Inc. (a)(b)	999,000	62,637
XTO Energy, Inc. (b)	2,178,000	95,701

		249,090

Financial Services—33.8%
Ambac Financial Group, Inc.	602,700	46,444
Capital One Financial Corp. (b)	1,100,000	95,040
CIT Group, Inc.	2,686,000	139,081
Citigroup, Inc.	2,000,000	97,060
Conseco, Inc. (a)(b)	2,078,000	48,147
Countrywide Financial Corp.	2,000,000	68,380
Hartford Financial Services Group, Inc. (b)	978,000	84,000
J.P. Morgan Chase & Co.	2,400,000	95,256
M&T Bank Corp.	281,000	30,643
Marsh & McLennan Cos., Inc.	3,027,900	96,166
Merrill Lynch & Co., Inc.	1,200,000	81,276
PartnerRe Ltd. (b)	686,000	45,050
Platinum Underwriters Holdings Ltd.	965,000	29,983
Reinsurance Group of America (b)	1,173,000	56,022
TCF Financial Corp. (b)	1,678,000	45,541
XL Capital Ltd., Class A (b)	633,400	42,679
Zions Bancorporation	1,679,000	126,865

		1,227,633

	Shares	Value (000s)

Healthcare—12.5%
Beckman Coulter, Inc.	1,368,000	$77,839
Charles River Laboratories International, Inc. (a)	679,000	28,769
DaVita, Inc. (a)	1,082,000	54,792
Invitrogen Corp. (a)(b)	1,118,000	74,504
Laboratory Corp. of America Holdings (a)(b)	1,521,000	81,906
Pfizer, Inc.	4,000,000	93,280
Sanofi-Aventis	500,000	43,774

		454,864

Materials & Processing—2.9%
Huntsman Corp. (a)	1,426,000	24,556
Lyondell Chemical Co.	916,000	21,819
Smurfit-Stone Container Corp. (a)(b)	4,190,000	59,372

		105,747

Technology—11.2%
Amphenol Corp., Class A	713,000	31,557
Dun & Bradstreet Corp. (a)	530,000	35,489
Gentex Corp. (b)	3,025,000	58,987
Jabil Circuit, Inc. (a)	2,899,000	107,524
McAfee, Inc. (a)	1,782,600	48,362
Taiwan Semi-conductor Manufacturing Co., Ltd. ADR	5,000,000	49,550
Thermo Electron Corp. (a)	1,015,000	30,582
Waters Corp. (a)	1,181,000	44,642

		406,693

Transportation—1.2%
Continental Airlines, Inc. (a)(b)	2,000,000	42,600

Utilities—3.9%
Cinergy Corp.	1,382,000	58,680
Dominion Resources, Inc. (b)	500,000	38,600
DPL, Inc.	844,000	21,952
SCANA Corp.	547,000	21,541

		140,773

Total Common Stock
(cost—$3,293,799)		3,619,290

EXCHANGE-TRADED FUNDS—1.6%
Canadian Oil Sands Trust, Unit	343,000	37,179
iShares Russell Midcap Value Index Fund (b)	157,500	19,596

Total Exchange-Traded Funds
(cost—$52,444)		56,775

SHORT-TERM INVESTMENTS—16.2%
	Principal Amount (000s)

Collateral Invested for Securities on Loan (d)—15.7%
Allianz Dresdner Daily Asset Fund (e)	$15,000	15,000
Adirondack 2005-1 Corp.,
4.329% due 1/17/06	3,000	2,994
4.342% due 1/17/06	5,000	4,989
4.344% due 1/25/06	5,000	4,984
Bank of America N.A.,
4.33% due 1/3/06	17,000	17,000
Bavaria TRR Corp., FRN (c)
4.365% due 1/25/06	5,000	4,984
4.368% due 1/25/06	62,000	61,805

	Principal Amount (000s)	Value (000s)

Bavaria Universal Funding,
4.412% due 2/27/06, FRN (c)	$7,000	$6,950
Bayerische Landesbank,
4.399% due 7/24/06, FRN	1,000	1,000
Bear Stearns Co., Inc.,
4.37% due 1/3/06	68,740	68,740
Beta Finance, Inc., Series 3,
4.301% due 8/1/06, FRN (c)	5,000	5,001
Canadian Imperial Bank,
4.00% due 1/3/06	794	794
Citigroup Global Markets, Inc.,
4.32% due 1/3/06	48,300	48,300
Compass Securitization,
4.374% due 1/23/06	5,000	4,986
4.376% due 1/23/06	50,000	49,856
Credit Suisse First Boston, FRN
4.314% due 2/27/06	4,000	4,003
4.319% due 2/27/06	40,000	40,028
4.324% due 2/6/06	25,000	25,017
Davis Square Funding V Corp.,
4.347% due 1/31/06	500	498
4.352% due 1/3/06	15,000	14,993
General Electric Capital, FRN
4.274% due 2/6/06	4,855	4,866
4.296% due 3/29/06	4,000	4,003
Goldman Sachs Group L.P., Series 2,
4.389% due 9/15/06, FRN (c)	39,000	39,008
Harrier Finance Funding LLC, FRN (c)
4.35% due 9/15/06	3,000	2,999
Morgan Stanley,
4.28% due 2/3/06, FRN	10,000	10,000
4.33% due 6/20/06	11,750	11,750
4.33% due 7/10/06	32,000	32,000
Northern Rock PLC,
4.321% due 2/3/06, FRN (c)	5,000	5,000
Ormond Quay Funding LLC,
4.322% due 1/30/06	2,000	1,992
4.331% due 1/30/06	2,000	1,992
4.368% due 1/27/06	6,000	5,980
4.373% due 1/27/06	20,000	19,932
Sierra Madre Funding Delaware Corp.,
4.35% due 1/26/06	1,000	997
4.356% due 1/26/06	5,000	4,984
Skandinaviska Enskilda Banken,
4.349% due 1/20/06	10,000	10,000
Treasury Bank, FRN
4.419% due 2/27/06	14,000	14,000
4.429% due 3/15/06	18,000	18,000

		569,425

Repurchase Agreement—0.5%
State Street Bank & Trust Co.,
dated 12/30/05, 3.90%, due
1/3/06, proceeds $20,487;	20,478	20,478

collateralized by Federal
Home Loan Bank, 4.375%,
9/17/10, valued at $20,892
including accrued interest
(cost—$20,478)
Total Short-Term Investments
(cost—$589,863)		589,903

See accompanying notes    |   12.31.05  |  Allianz Funds Semi-Annual Report   25

Schedule of Investments (cont.)
OCC Renaissance Fund
 December 31, 2005 (unaudited)

Value
(000s)

Total Investments
(cost—$3,936,106)—117.5%	$4,265,968

Liabilities in excess of other assets—(17.5)%	(634,146)

Net Assets—100.0%	$3,631,822

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $553,281; cash collateral of $568,357 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from securities on loan.

(e) The Fund is investing in shares of affiliated Funds.

Glossary:

ADR — American Depositary Receipt
FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.
Unit — More than one class of securities traded together.

26  Allianz Funds Semi-Annual Report  |  12.31.05   |   See accompanying notes

Schedule of Investments
OCC Value Fund
 December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—100.4%
Capital Goods—5.2%
Honeywell International, Inc.	1,300,000	$48,425
Parker Hannifin Corp.	1,000,000	65,960

		114,385

Communications—3.6%
Alltel Corp. (b)	1,250,000	78,875

Consumer Discretionary—4.7%
Family Dollar Stores, Inc. (b)	1,250,000	30,988
TJX Cos., Inc.	3,200,000	74,336

		105,324

Consumer Services—8.2%
Career Education Corp. (a)(b)	1,500,000	50,580
Carnival Corp. (b)	2,000,000	106,940
News Corp., Class A	1,500,000	23,325

		180,845

Energy—11.9%
BP PLC ADR	1,100,000	70,642
Burlington Resources, Inc.	500,000	43,100
ChevronTexaco Corp.	1,750,000	99,347
Exxon Mobil Corp.	900,000	50,553

		263,642

Financial Services—44.8%
Ambac Financial Group, Inc. (b)	1,100,000	84,766
American International Group, Inc.	1,600,000	109,168
Bank of America Corp.	1,500,000	69,225
Capital One Financial Corp.	600,000	51,840
Citigroup, Inc. (b)	2,000,000	97,060
Countrywide Financial Corp.	3,000,000	102,570
JP Morgan Chase & Co.	2,900,000	115,101
Marsh & McLennan Cos., Inc.	1,500,000	47,640
Merrill Lynch & Co., Inc.	1,100,000	74,503
MetLife, Inc. (b)	1,500,000	73,500
Morgan Stanley	600,000	34,044
St. Paul Travelers Cos., Inc. (b)	830,000	37,076
Wachovia Corp.	500,000	26,430
XL Capital Ltd., Class A (b)	1,000,000	67,380

		990,303

Healthcare—8.8%
Pfizer, Inc.	5,000,000	116,600
Sanofi-Aventis	900,000	78,793

		195,393

Materials & Processing—6.6%
Inco Ltd. (a)(b)(e)	1,275,000	55,552
Lyondell Chemical Co.	1,900,000	45,258
Temple-Inland, Inc.	1,000,000	44,850

		145,660

Technology—4.3%
McAfee, Inc. (a)	1,300,000	35,269
Taiwan Semi-conductor, Manufacturing Co., Ltd. ADR	6,000,000	59,460

		94,729

Transportation—0.9%
Continental Airlines, Inc. (a)(b)	1,000,000	21,300

Utilities—1.4%
Dominion Resources, Inc. (b)	400,000	30,880

Total Common Stock
(cost—$2,101,652)		2,221,336

	Principal Amount	Value
	(000s)	(000s)
SHORT-TERM INVESTMENTS—7.4%
Collateral Invested for Securities on Loan (d)—7.4%
Adirondack 2005-1 Corp.,
4.356% due 1/25/06	$5,000	$4,984
Bank of America N.A.,
4.33% due 1/3/06	5,000	5,000
Bavaria TRR Corp.,
4.365% due 1/25/06, FRN (c)	10,000	9,969
Bavaria Universal Funding,
4.398% due 2/27/06, FRN (c)	6,340	6,294
Bayerische Landesbank,
4.399% due 7/24/06, FRN	1,000	1,000
Beta Finance, Inc., Series 3,
4.301% due 8/1/06, FRN (c)	2,000	2,000
Canadian Imperial Bank,
4.00% due 1/3/06	1,954	1,954
Citigroup Global Markets, Inc.,
4.32% due 1/3/06	5,000	5,000
Compass Securitization,
4.374% due 1/23/06	5,000	4,986
Credit Suisse First Boston,
4.324% due 2/6/06, FRN	5,000	5,004
Davis Square Funding V Corp.,
4.352% due 1/3/06	2,000	1,999
4.392% due 1/31/06	5,000	4,981
Deutsche Bank, NY,
4.285% due 2/24/06, FRN	5,000	5,002
General Electric Capital Corp.,
4.296% due 3/29/06, FRN	4,000	4,003
Goldman Sachs Group L.P., Series 2,
4.389% due 9/15/06, FRN (c)	20,000	20,004
Harrier Finance Funding LLC,
4.35% due 9/15/06, FRN (c)	4,000	3,999
Morgan Stanley,
4.28% due 2/3/06, FRN	7,000	7,000
4.33% due 07/10/06	32,000	32,000
Northern Rock PLC,
4.321% due 2/3/06, FRN (c)	4,000	4,000
Ormond Quay Funding LLC,
4.331% due 1/30/06	2,000	1,993
Sierra Madre Funding Delaware Corp.,
4.356% due 1/26/06	4,000	3,987
Sigma Finance, Inc.,
4.251% due 3/6/06, FRN (c)	20,000	19,996
Skandinaviska Enskilda Banken,
4.349% due 1/20/06	5,000	5,000
Tango Finance Corp.,
4.251% due 1/11/06, FRN (c)	3,000	3,001

Total Short-Term Investments
(cost—$163,152)		163,156

Value
(000s)

Total Investments
(cost—$2,264,804)—107.8%	$2,384,492

Liabilities in excess of other assets—(7.8)%	(173,372)

Net Assets—100.0%	$2,211,120

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $158,554; cash collateral of $162,707 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not to be considered illiquid.

(d) Security purchased with the cash proceeds from securities on loan.

(e) When-issued or delayed-delivery security. To be settled/delivered after December 31, 2005.

Glossary:

ADR — American Depositary Receipt
FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

See accompanying notes   |   12.31.05  |  Allianz Funds Semi-Annual Report  27

Schedule of Investments
PEA Equity Premium Strategy Fund
 December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—96.5%
Building—4.3%
Centex Corp. (c)	40,900	$2,924

Capital Goods—7.6%
Eaton Corp.	34,500	2,314
General Electric Co.	12,700	445
Parker Hannifin Corp.	16,100	1,062
Tyco International Ltd. (c)	46,800	1,351

		5,172

Communications—2.4%
ALLTEL Corp. (b)	25,700	1,622

Consumer Discretionary—13.7%
Best Buy Co., Inc. (c)	49,900	2,170
Home Depot, Inc.	29,700	1,202
Kohl’s Corp. (a)	41,100	1,998
Sears Holding Corp. (a)	18,600	2,149
Target Corp.	19,200	1,055
TJX Cos., Inc.	31,000	720

		9,294

Consumer Services—3.1%
Harley-Davidson, Inc.	22,800	1,174
News Corp., Class A	59,800	930

		2,104

Consumer Staples—1.3%
Altria Group, Inc.	12,200	911

Energy—5.9%
BP PLC ADR	22,500	1,445
ConocoPhillips	31,200	1,815
National-Oilwell, Inc. (a)	12,100	759

		4,019

Financial Services—25.6%
Ambac Financial Group, Inc.	14,400	1,110
American International Group, Inc.	17,300	1,180
Bank of America Corp. (b)	42,300	1,952
Capital One Financial Corp.	19,200	1,659
Countrywide Financial Corp.	34,600	1,183
Goldman Sachs Group, Inc.	17,200	2,197
JP Morgan Chase & Co. (b)	49,900	1,981
MGIC Investment Corp.	19,400	1,277
Wachovia Corp. (b)	26,800	1,417
Wells Fargo & Co. (b)	31,600	1,985
XL Capital Ltd., Class A	20,800	1,401

		17,342

Healthcare—12.6%
Aetna, Inc.	26,000	2,452
Biogen Idec, Inc. (a)	33,000	1,496
Biomet, Inc.	18,700	684
Boston Scientific Corp. (a)	53,900	1,320
Guidant Corp.	17,300	1,120
Teva Pharmaceutical Industries Ltd. ADR	800	35
Wyeth	30,700	1,414

		8,521

Materials & Processing—3.3%
Freeport-McMoran Copper & Gold, Inc., Class B	27,000	1,453
Nucor Corp.	11,800	787

		2,240

	Shares	Value (000s)

Technology—15.5%
Applied Materials, Inc.	38,200	$685
Cisco Systems, Inc. (a)(b)	106,800	1,828
EMC Corp. (a)	85,900	1,170
Maxim Integrated Products, Inc.	23,800	863
Microsoft Corp.	29,400	769
Motorola, Inc.	30,700	694
Nokia Corp. ADR (c)	74,100	1,356
Taiwan Semi-conductor Manufacturing Co. Ltd. ADR (b)	211,800	2,099
Texas Instruments, Inc.	32,000	1,026

		10,490

Transportation—1.2%
Continental Airlines, Inc. (a)	39,300	837

Total Common Stock
(cost—$61,044)		65,476

SHORT-TERM INVESTMENTS—10.3%
	Principal
	Amount (000s)

Collateral Invested for Securities on Loan (e)—5.9%
Bavaria Universal Funding,
4.412% due 2/27/06, FRN (d)	$1,000	993
Canadian Imperial Bank,
4.00% due 1/3/06	1,033	1,033
Credit Suisse First Boston,
4.321% due 2/27/06, FRN	1,000	1,001
Davis Square Funding V Corp.,
4.352% due 1/3/06	1,000	999

		4,026

Repurchase Agreement—4.4%
State Street Bank & Trust Co.,
dated 12/30/05, 3.90%, due
1/3/06, proceeds $2,994;	2,993	2,993

collateralized by Fannie Mae,
3.25%, 8/15/08, valued at
$3,057 including accrued
interest (cost—$2,993)
Total Short-Term Investments
(cost—$7,019)		7,019

Total Investments before options written
(cost—$68,063)—106.8%		72,495

OPTIONS WRITTEN (a)—(0.4)%
	Contracts

Call Options—(0.4)%
Aetna, Inc. (CBOE) strike price $100, expires 1/21/06	200	(6)
Alltel Corp. (CBOE) strike price $65, expires 1/21/06	150	(8)
Altria Group, Inc. (CBOE) strike price $80, expires 2/18/06	100	(6)
Ambac Financial Group, Inc. (CBOE) strike price $80, expires 1/21/06	100	(2)
American International Group, Inc. (CBOE) strike price $70, expires 1/21/06	170	(7)

		Value
	Contracts	(000s)

Best Buy Co., Inc. (CBOE) strike price $47.50, expires 1/21/06	300	$(6)
Biogen Idec, Inc. (CBOE) strike price $50, expires 1/21/06	150	(2)
Biomet, Inc. (CBOE) strike price $37.50, expires 1/21/06	150	(8)
Boston Scientific Corp. (CBOE) strike price $27.50, expires 1/21/06	400	(4)
Capital One Financial Corp. (CBOE) strike price $90, expires 1/21/06	150	(13)
Centex Corp. (CBOE) strike price $75, expires 1/21/06	250	(14)
ConocoPhillips (CBOE) strike price $65, expires 2/18/06	250	(11)
Continental Airlines, Inc. (CBOE) strike price $22.50, expires 1/21/06	250	(14)
Countrywide Financial Corp. (CBOE) strike price $37.50, expires 1/21/06	250	(2)
Eaton Corp. (CBOE) strike price $70, expires 2/18/06	250	(24)
EMC Corp. (CBOE) strike price $15, expires 1/21/06	600	(3)
Freeport-McMoran Copper & Gold, Inc., Class B (CBOE) strike price $60, expires 1/21/06	250	(4)
Goldman Sachs Group, Inc. (CBOE) strike price $130, expires 1/21/06	150	(18)
Guidant Corp. (CBOE) strike price $70, expires 1/21/06	170	(3)
Harley-Davidson, Inc. (CBOE) strike price $55, expires 1/21/06	150	(7)
Home Depot, Inc. (CBOE) strike price $45, expires 1/21/06	200	(1)
Kohl’s Corp. (CBOE) strike price $50, expires 1/21/06	300	(21)
Maxim Integrated Products, Inc. (CBOE) strike price $40, expires 1/21/06	200	(3)
Motorola, Inc. (CBOE) strike price $25, expires 1/21/06	200	(3)
National-Oilwell, Inc. (CBOE) strike price $70, expires 1/21/06	100	(1)
Nucor Corp. (CBOE) strike price $75, expires 1/21/06	100	(1)
Parker Hannifin Corp. (CBOE) strike price $70, expires 2/18/06	125	(8)

28    Allianz Funds Semi-Annual Report  |   12.31.05  |   See accompanying notes

Schedule of Investments (cont.)
 PEA Equity Premium Strategy Fund
 December 31, 2005 (unaudited)

	Contracts	Value (000s)

S&P 500 Index (CBOE) strike price $1,280, expires 1/21/06	40	$(7)
strike price $1,285, expires 1/21/06	80	(10)
strike price $1,295, expires 2/18/06	40	(16)
Sears Holding Corp. (CBOE) strike price $130, expires 1/21/06	120	(2)
Target Corp. (CBOE) strike price $57.50, expires 1/21/06	100	(4)
Texas Instruments, Inc. (CBOE) strike price $35, expires 1/21/06	300	(2)
Tyco International Ltd. (CBOE) strike price $27.50, expires 1/21/06	200	(31)
Wyeth (CBOE) strike price $47.50, expires 1/21/06	250	(8)
XL Capital Ltd. (CBOE) strike price $70, expires 1/21/06	150	(8)

Total Options Written
(premiums received—$574)		(288)

Total Investments net of options written
(cost—$67,489)—106.4%		72,207

Liabilities in excess of other assets—(6.4)%		(4,350)

Net Assets—100.0%		$67,857

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or partial amount segregated as collateral for options written.

(c) All or portion on loan with an aggregate market value of $3,915; cash collateral of $4,018 was received with which the Fund purchased short-term investments.

(d) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) Security purchased with the cash proceeds from securities on loan.

Glossary:

ADR — American Depositary Receipt CBOE — Chicago Board of Exchange
FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

See accompanying notes    |   12.31.05  |   Allianz Funds Semi-Annual Report   29

Schedule of Investments
PEA Growth Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—99.1%
Aerospace—1.2%
United Technologies Corp.	122,300	$6,838

Capital Goods—4.0%
Dover Corp.	262,100	10,612
General Electric Co.	365,300	12,804

		23,416

Consumer Discretionary—8.1%
Best Buy Co., Inc. (b)	343,100	14,918
Home Depot, Inc.	365,500	14,796
Kohl’s Corp. (a)	124,200	6,036
Staples, Inc.	485,400	11,023

		46,773

Consumer Services—5.2%
Carnival Corp. (b)	118,500	6,336
News Corp., Class A	710,600	11,050
Starwood Hotels & Resorts, Worldwide, Inc., Class B, Unit	201,300	12,855

		30,241

Consumer Staples—7.0%
Colgate-Palmolive Co.	201,900	11,074
Hershey Foods Corp.	197,000	10,884
Kellogg Co.	127,200	5,498
PepsiCo, Inc.	185,400	10,953
Wm. Wrigley Jr. Co. (b)	36,900	2,454

		40,863

Energy—4.0%
BP PLC ADR	128,700	8,265
Schlumberger Ltd. (b)	86,400	8,394
XTO Energy, Inc.	146,500	6,437

		23,096

Financial Services—15.1%
Capital One Financial Corp.	126,100	10,895
Franklin Resources, Inc.	99,700	9,373
Goldman Sachs Group, Inc.	85,700	10,945
MGIC Investment Corp.	221,100	14,553
SLM Corp.	432,800	23,843
Wachovia Corp.	212,200	11,217
XL Capital Ltd., Class A	97,100	6,542

		87,368

Healthcare—19.7%
Biogen Idec, Inc. (a)	164,400	7,452
Caremark Rx, Inc. (a)	98,100	5,081
DENTSPLY International, Inc.	134,700	7,232
Genentech, Inc. (a)	151,700	14,032
Guidant Corp.	450,100	29,144
St. Jude Medical, Inc. (a)	84,800	4,257
Stryker Corp.	237,900	10,570
Teva Pharmaceutical Industries Ltd. ADR (b)	186,400	8,017
UnitedHealth Group, Inc.	282,200	17,536
Wyeth	239,100	11,015

		114,336

Materials & Processing—1.3%
Phelps Dodge Corp.	53,400	7,683

Technology—32.2%
Apple Computer, Inc. (a)	120,400	8,656
ASML Holding NV (a)	635,400	12,759
Cisco Systems, Inc. (a)	715,900	12,256
EMC Corp. (a)	1,677,100	22,842
Expedia, Inc. (a)(b)	142,700	3,419
Google, Inc., Class A (a)	37,900	15,723
Hewlett-Packard Co.	400,100	11,455
IAC/InterActiveCorp (a)(b)	142,700	4,040

	Shares	Value (000s)

Juniper Networks, Inc. (a)	380,900	$8,494
Marvell Technology Group Ltd. (a)	304,900	17,102
Maxim Integrated Products, Inc. (b)	169,600	6,146
Microsoft Corp.	959,600	25,093
Pixar, Inc. (a)	132,000	6,959
SAP AG ADR (b)	409,600	18,461
Texas Instruments, Inc.	406,600	13,040

		186,445

Transportation—1.3%
Canadian National Railway Co.	90,600	7,247

Total Common Stock
(cost—$475,488)		574,306

SHORT-TERM INVESTMENTS—11.9%
	Principal Amount (000s)

Collateral Invested for Securities on Loan (d)—10.5%
Adirondack 2005-1 Corp., 4.356% due 1/25/06	$2,000	1,994
Bavaria Universal Funding, 4.412% due 2/27/06, FRN (c)	2,000	1,986
Beta Finance, Inc., Series 3, 4.301% due 8/1/06, FRN (c)	2,000	2,000
Canadian Imperial Bank, 4.00% due 1/3/06	1,089	1,089
Credit Suisse First Boston, FRN, 4.313% due 2/27/06	1,000	1,001
4.319% due 2/27/06	3,000	3,002
Davis Square Funding V Corp., 4.352% due 1/3/06	1,000	1,000
4.392% due 1/31/06	3,000	2,988
Goldman Sachs Group L.P., Series 2, 4.389% due 9/15/06, FRN (c)	15,000	15,003
Morgan Stanley, 4.28% due 2/3/06, FRN	1,000	1,000
Northern Rock PLC, 4.321% due 2/3/06, FRN (c)	2,000	2,000
Ormond Quay Funding LLC, 4.332% due 1/30/06	3,000	2,989
4.369% due 1/27/06	4,000	3,986
Sierra Madre Funding Delaware Corp., 4.356% due 1/26/06	2,000	1,993
Sigma Finance, Inc., FRN (c), 4.251% due 3/6/06	8,000	7,998
4.308% due 1/27/06	5,000	5,004
Skandinaviska Enskilda Banken, 4.349% due 1/20/06	3,000	3,000
Treasury Bank, 4.419% due 2/27/06, FRN	3,000	3,000

		61,033

Repurchase Agreement—1.4%
State Street Bank & Trust Co., dated 12/30/05, 3.90%, due 1/3/06, proceeds $7,836;	7,833	7,833

collateralized by Federal Home Loan Bank, 4.375%, 9/17/10, valued at $7,995 including accrued interest
(cost—$7,833)

Total Short Term Investments
(cost—$68,861)		68,866

Value (000s)

Total Investments
(cost—$544,349)—111.0%	$643,172

Liabilities in excess of other assets—(11.0)%	(63,599)

Net Assets—100.0%	$579,573

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $59,184; cash collateral of $60,840 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 933. These securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Security purchased with the cash proceeds from securities on loan.

Glossary:

ADR — American Depositary Receipt
FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.
Unit — More than one class of securities traded together.

30   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

Schedule of Investments
RCM Large-Cap Growth Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—98.6%
Aerospace—3.6%
Boeing Co.	131,000	$9,202
United Technologies Corp.	195,500	10,930

		20,132

Capital Goods—3.5%
General Electric Co.	554,834	19,447

Consumer Discretionary—7.0%
Coach, Inc. (a)	202,500	6,751
J.C. Penney Co., Inc. (b)	159,625	8,875
Nike, Inc., Class B	99,825	8,664
Target Corp.	146,000	8,026
Walgreen Co. (b)	153,275	6,784

		39,100

Consumer Services—4.0%
Carnival Corp. (b)	142,100	7,598
Marriott International, Inc., Class A	113,000	7,568
Univision Communications, Inc., Class A (a)(b)	236,800	6,959

		22,125

Consumer Staples—5.3%
PepsiCo, Inc.	242,000	14,298
Procter & Gamble Co.	264,725	15,322

		29,620

Energy—10.7%
Baker Hughes, Inc.	136,575	8,301
Canadian Natural Resources Ltd.	211,625	10,501
Halliburton Co.	113,425	7,028
Noble Corp.	97,375	6,869
Valero Energy Corp.	161,950	8,356
Weatherford International Ltd. (a)	209,550	7,586
XTO Energy, Inc.	245,475	10,786

		59,427

Financial Services—13.3%
AFLAC, Inc.	142,150	6,599
American International Group, Inc.	172,050	11,739
Citigroup, Inc.	281,250	13,649
Franklin Resources, Inc.	154,000	14,477
Merrill Lynch & Co., Inc.	185,500	12,564
U.S. Bancorp	139,000	4,155
Zions Bancorporation	146,800	11,092

		74,275

Healthcare—21.1%
Abbott Laboratories	108,275	4,269
Aetna, Inc.	110,500	10,421
Genentech, Inc. (a)	85,700	7,927
Gilead Sciences, Inc. (a)	179,500	9,447
Health Net, Inc. (a)	111,725	5,760
IVAX Corp. (a)(b)	239,000	7,488
Johnson & Johnson	156,575	9,410
Medtronic, Inc.	227,450	13,094
Novartis AG ADR	151,900	7,972
Pfizer, Inc.	337,000	7,859
Teva Pharmaceutical Industries Ltd. ADR (b)	102,050	4,389
UnitedHealth Group, Inc.	184,000	11,434
Wyeth	235,725	10,860
Zimmer Holdings, Inc. (a)	103,750	6,997

		117,327

	Shares	Value (000s)

Technology—30.1%
Apple Computer, Inc. (a)	186,950	$13,440
Autodesk, Inc.	262,750	11,285
Avaya, Inc. (a)	663,600	7,081
Broadcom Corp. Class A (a)	128,900	6,078
Cognizant Technology Solutions Corp. Class A (a)	114,950	5,788
Corning, Inc. (a)	315,600	6,205
eBay, Inc. (a)	198,950	8,604
EMC Corp. (a)	595,375	8,109
Google, Inc. Class A (a)	37,800	15,682
Hewlett-Packard Co.	486,200	13,920
Marvell Technology Group Ltd. (a)	195,550	10,968
Microsoft Corp.	296,000	7,740
Motorola, Inc.	512,150	11,569
Oracle Corp. (a)	436,675	5,332
Pixar, Inc. (a)	100,200	5,282
SanDisk Corp. (a)(b)	159,775	10,037
Texas Instruments, Inc.	253,400	8,126
Yahoo!, Inc. (a)(b)	308,625	12,092

		167,338

Total Common Stock
(cost—$464,853)		548,791

SHORT-TERM INVESTMENTS—10.5%
	Principal Amount (000s)

Collateral Invested for Securities on Loan (d)—8.4%
Bank of America N.A., 4.33% due 1/3/06	$1,000	1,000
Beta Finance, Inc., Series 3, 4.301% due 8/1/06, FRN (c)	2,000	2,000
Canadian Imperial Bank, 4.00% due 1/3/06	941	941
Citigroup Global Markets, Inc., 4.320% due 1/3/06	1,000	1,000
Credit Suisse First Boston, FRN, 4.313% due 2/27/06	1,000	1,001
4.319% due 2/27/06	10,000	10,007
Davis Square Funding V Corp., 4.352% due 1/3/06	1,800	1,799
Goldman Sachs Group L.P., Series 2, 4.389% due 9/15/06, FRN (c)	15,000	15,003
Morgan Stanley, 4.28% due 2/3/06, FRN	3,000	3,000
Skandinaviska Enskilda Banken, 4.349% due 1/20/06	2,000	2,000
Tango Finance Corp., 4.251% due 1/11/06, FRN (c)	3,000	3,002
Treasury Bank, FRN, 4.419% due 2/27/06	5,000	5,000
4.429% due 3/15/06	1,000	1,000

		46,753

	Principal Amount (000s)	Value (000s)

Repurchase Agreement—2.1%
State Street Bank & Trust Co., dated 12/30/05, 3.90%, due 1/3/06, proceeds $11,834;	$11,829	$11,829

collateralized by Federal Home Loan Bank, 2.625%, 5/15/07, valued at $12,069 including accrued interest (cost $11,829)

Total Short-Term Investments
(cost—$58,571)		58,582

Total Investments
(cost—$523,424)—109.1%		607,373

Liabilities in excess of other assets—(9.1)%		(50,715)

Net Assets—100.0%		$556,658

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $45,538; cash collateral of $46,688 was received with which the Fund purchased short-term investments.

(c) 144A Security — Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Securities purchased with the cash proceeds from securities on loan.

Glossary:

ADR — American Depositary Receipt
FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

See accompanying notes  |  12.31.05  |  Allianz Funds Semi-Annual Report   31

Schedule of Investments
RCM Mid-Cap Fund
December 31, 2005 (unaudited)

	Shares	Value (000s)
COMMON STOCK—98.3%
Aerospace—1.3%
Goodrich Corp.	42,900	$1,763

Building— 0.1%
Toll Brothers, Inc. (a)	4,600	159

Capital Goods—3.5%
Chicago Bridge & Iron Co. N.V.	60,300	1,520
Ingersoll-Rand Co. Ltd. CL A	39,900	1,611
Intermec, Inc. (a)	48,900	1,653

		4,784

Communications—2.4%
NeuStar, Inc., Class A (a)	57,900	1,765
NII Holdings, Inc., Class B (a)	35,600	1,555

		3,320

Consumer Discretionary—12.1%
Cheesecake Factory, Inc. (a)	11,900	445
Coach, Inc. (a)	53,850	1,795
Dick’s Sporting Goods, Inc. (a)(b)	20,800	691
J.C. Penney Co., Inc.	33,300	1,852
Nordstrom, Inc.	65,900	2,465
Outback Steakhouse, Inc.	29,400	1,223
Polo Ralph Lauren Corp., Class A	47,400	2,661
Quiksilver, Inc. (a)	107,630	1,490
Ross Stores, Inc.	87,100	2,517
Williams-Sonoma, Inc. (a)	31,812	1,373

		16,512

Consumer Services—11.7%
Axis Capital Holding Ltd.	32,217	1,008
Corporate Executive Board Co.	13,300	1,193
Everest Re Group Ltd.	11,400	1,144
Getty Images, Inc. (a)	14,100	1,259
Hilton Hotels Corp.	66,100	1,594
Moody’s Corp.	6,750	414
Royal Caribbean Cruises Ltd.	60,800	2,740
Starwood Hotels & Resorts Worldwide, Inc., Class B, Unit	44,200	2,822
UTI Worldwide, Inc.	21,320	1,979
XM Satellite Radio Holdings, Inc., Class A (a)(b)	68,029	1,856

		16,009

Consumer Staples—2.1%
Clorox Co.	16,400	933
Constellation Brands, Inc., Class A (a)	71,300	1,870

		2,803

Energy—14.9%
Consol Energy, Inc.	36,500	2,379
ENSCO International, Inc.	42,100	1,867
Freescale Semi-conductor, Inc., Class B (a)	69,100	1,739
Grant Prideco, Inc. (a)	60,800	2,683
National-Oilwell, Inc. (a)	31,400	1,969
Newfield Exploration Co. (a)	32,900	1,647
Noble Corp. (b)	29,600	2,088
Noble Energy, Inc.	11,000	443
Peabody Energy Corp.	26,600	2,193
Southwestern Energy Co. (a)	13,000	467
Ultra Petroleum Corp. (a)(b)	7,300	407
Weatherford International Ltd. (a)	11,300	409
XTO Energy, Inc.	46,175	2,029

		20,320

	Shares	Value (000s)

Environmental Services—0.4%
Republic Services, Inc.	14,600	$548

Financial Services—6.2%
Ameritrade Holding Corp. (a)	9,450	227
City National Corp.	16,600	1,203
Federated Investors, Inc.	38,850	1,439
Franklin Resources, Inc.	2,050	193
Lazard Ltd., Class A (b)	66,250	2,113
Northern Trust Corp.	17,350	899
Nuveen Investments, Inc., Class A (b)	8,500	362
OptionsXpress Holding, Inc. (b)	10,900	268
Zions Bancorporation	23,880	1,804

		8,508

Healthcare—16.3%
Barr Laboratories, Inc. (a)	25,000	1,557
Biomet, Inc.	31,300	1,145
Celgene Corp. (a)(b)	15,900	1,030
Cephalon, Inc. (a)	3,500	227
Coventry Health Care, Inc. (a)	30,850	1,757
Cytyc Corp. (a)	56,100	1,584
Endo Pharmaceuticals Holdings, Inc. (a)	67,600	2,046
Forest Laboratories, Inc. (a)	7,000	285
Health Net, Inc. (a)	40,000	2,062
Inamed Corp. (a)(b)	22,500	1,973
Medco Health Solutions, Inc. (a)	31,780	1,773
Medimmune, Inc. (a)	36,100	1,264
Mylan Laboratories, Inc.	40,500	808
Nektar Therapeutics, Inc. (a)(b)	38,000	626
Quest Diagnostics, Inc.	7,600	391
Resmed, Inc. (a)	36,600	1,402
Shire Pharmaceuticals Group PLC ADR	57,800	2,242

		22,172

Materials & Processing—4.1%
Air Products & Chemicals, Inc.	7,200	426
American Standard Cos., Inc.	54,100	2,161
Precision Castparts Corp.	37,400	1,938
Rohm & Haas Co.	20,600	998

		5,523

Technology—23.2%
Activision, Inc. (a)	154,366	2,121
Autodesk, Inc.	50,500	2,169
Avaya, Inc. (a)	195,200	2,083
Broadcom Corp., Class A (a)	36,000	1,697
Cerner Corp. (a)(b)	3,600	327
CheckFree Corp. (a)	43,400	1,992
Cognizant Technology Solutions Corp., Class A (a)	36,610	1,843
Cognos, Inc. (a)(b)	44,100	1,531
F5 Networks, Inc. (a)	32,080	1,835
Marvell Technology Group Ltd. (a)	30,000	1,683
National Semi-conductor Corp.	62,200	1,616
NAVTEQ Corp. (a)	26,500	1,163
Network Appliance, Inc. (a)	73,000	1,971
Pixar, Inc. (a)	29,500	1,555
QLogic Corp. (a)	59,000	1,918
Red Hat, Inc. (a)(b)	69,300	1,888
SanDisk Corp. (a)	46,600	2,927
Xilinx, Inc.	51,100	1,288

		31,607

Total Common Stock
(cost—$119,216)		134,028

	Principal Amount (000s)	Value (000s)
SHORT-TERM INVESTMENTS—10.1%
Collateral Invested for Securities on Loan (c)—8.5%
Canadian Imperial Bank, 4.00% due 1/3/06	$5,350	$5,350
Fortis Bank, 4.23% due 1/3/06	6,300	6,300

		11,650

Repurchase Agreement—1.6%
State Street Bank & Trust Co.,
dated 12/30/05, 3.90%, due
1/3/06, proceeds $2,193;	2,192	2,192

collateralized by Federal Home
Loan Bank 4.375%, 9/17/10,
valued at $2,239 including
accrued interest (cost $2,192)

Total Short-Term Investments
(cost—$13,842)		13,842

Total Investments
(cost $133,058)—108.4%		147,870

Liabilities in excess of other assets—(8.4)%		(11,517)

Net Assets—100.0%		$136,353

Notes to Schedule of Investments (amounts in thousands):

(a) Non-income producing.

(b) All or portion on loan with an aggregate market value of $11,241; cash collateral of $11,616 was received with which the Fund purchased short-term investments.

(c) Security purchased with the cash proceeds from securities on loan.

Glossary:

ADR — American Depositary Receipt
Unit — More than one class of securities traded together.

32   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

(This Page Intentionally Left Blank)

Statements of Assets and Liabilities
December 31, 2005 (unaudited)

Amounts in thousands, except per share amounts	CCM Capital Appreciation Fund	CCM Mid-Cap Fund	NACM Global Fund

Assets:
Investments, at value	$1,439,524	$1,471,926	$22,792

Investments in Affiliates, at value	0	0	0

Cash	1	1	0

Security lending interest receivable (net)	13	22	0

Receivable for investments sold	8,363	0	328

Receivable for Fund shares sold	2,741	10,115	91

Interest and dividends receivable (net of taxes)	1,284	1,060	14

Interest and dividends receivable from Affiliates	0	0	0

	1,451,926	1,483,124	23,225

Liabilities:
Payable for investments purchased	$55,506	$4,033	$607

Payable for investments in Affiliates purchased	0	0	0

Overdraft due to custodian	0	0	0

Written options outstanding	0	0	0

Payable for Fund shares redeemed	4,780	32,900	34

Payable for collateral for securities on loan	104,771	155,681	0

Investment advisory fees payable	491	493	13

Administration fees payable	340	348	9

Distribution fees payable	230	180	10

Servicing fees payable	113	126	4

Unrealized depreciation on forward foreign currency contracts	0	0	1

Other liabilities	0	0	2

	166,231	193,761	680

Net Assets	$1,285,695	$1,289,363	$22,545

Net Assets Consist of:
Paid-in capital	$1,115,763	$1,112,409	$20,098

Undistributed (dividends in excess of) net investment income	1,096	26	422

Accumulated net realized gain (loss) on investments	25,604	31,167	(252)

Net unrealized appreciation on investments	143,232	145,761	2,277

	$1,285,695	$1,289,363	$22,545

Net Assets:
Class R	$8,557	$26,775	$21

Other Classes	1,277,138	1,262,588	22,524

Shares Issued and Outstanding:
Class R	441	998	1

Other Classes	66,441	47,368	1,374

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class R	$19.41	$26.84	$16.58

Cost of Investments	$1,296,288	$1,326,164	$20,514

Cost of Investments in Affiliates	$0	$0	$0

34   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

NFJ Dividend Value Fund	NFJ Small-Cap Value Fund	OCC Renaissance Fund	OCC Value Fund	PEA Equity Premium Strategy Fund	PEA Growth Fund	RCM Large-Cap Growth Fund	RCM Mid-Cap Fund

$1,544,531	$4,284,119	$4,265,968	$2,384,492	$72,495	$643,172	$607,373	$147,870

0	185,812	0	0	0	0	0	0

1	561	6,263	0	81	317	0	1

25	230	57	30	0	12	6	1

0	42,708	0	12,910	162	0	0	126

17,886	4,744	2,907	1,525	44	65	1,244	75

2,659	7,784	1,481	696	37	418	399	76

0	1,078	0	0	0	0	0	0

1,565,102	4,527,036	4,276,676	2,399,653	72,819	643,984	609,022	148,149

$12,232	$18,977	$0	$0	$0	$0	$4,277	$0

0	805	0	0	0	0	0	0

0	0	0	2,278	0	0	0	0

0	0	0	0	288	0	0	0

2,115	16,934	70,298	20,335	551	2,476	928	56

193,139	702,206	569,425	163,156	4,026	61,034	46,752	11,650

496	1,968	1,935	877	35	254	216	55

404	1,120	1,177	731	23	200	136	30

398	711	1,278	712	25	321	27	3

240	564	741	444	14	126	28	2

0	0	0	0	0	0	0	0

0	0	0	0	0	0	0	0

209,024	743,285	644,854	188,533	4,962	64,411	52,364	11,796

$1,356,078	$3,783,751	$3,631,822	$2,211,120	$67,857	$579,573	$556,658	$136,353

$1,248,923	$3,024,687	$3,276,189	$2,087,222	$88,655	$756,135	$482,107	$465,886

(75)	14,985	(4,298)	18,431	(54)	(2,617)	549	(173)

13,328	109,921	30,110	(14,217)	(25,462)	(272,763)	(9,936)	(344,172)

93,902	634,158	329,821	119,684	4,718	98,818	83,938	14,812

$1,356,078	$3,783,751	$3,631,822	$2,211,120	$67,857	$579,573	$556,658	$136,353

$6,435	$30,999	$42,611	$25,556	$147	$702	$132	$157

1,349,643	3,752,752	3,589,211	2,185,564	67,710	578,871	556,526	136,196

453	1,060	2,140	1,617	18	37	10	53

95,071	130,175	174,958	141,162	8,248	30,191	39,778	45,500

$14.21	$29.24	$19.91	$15.80	$8.30	$18.97	$13.89	$2.94

$1,450,629	$3,650,771	$3,936,106	$2,264,804	$68,063	$544,349	$523,424	$133,058

$0	$184,988	$0	$0	$0	$0	$0	$0

See accompanying notes  |  12.31.05  |  Allianz Funds Semi-Annual Report   35

Statements of Operations
Six Months Ended December 31, 2005 (unaudited)

Amounts in thousands	CCM Capital Appreciation Fund	CCM Mid-Cap Fund	NACM Global Fund

Investment Income:
Interest	$871	$814	$9

Dividends, net of foreign withholding taxes	6,570	5,220	62

Dividends from Affiliate investments	0	0	0

Security lending income (net)	87	119	0

Miscellaneous income	0	0	0

Total Income	7,528	6,153	71

Expenses:
Investment advisory fees	2,576	2,576	60

Administration fees	1,797	1,819	42

Distribution fees - Class R	7	28	0

Servicing fees - Class R	7	28	0

Distribution and/or servicing fees - Other Classes	1,785	1,599	66

Trustees’ fees	78	77	1

Interest expense	0	0	0

Total Expenses	6,250	6,127	169

Net Investment Income (Loss)	$1,278	$26	$(98)

Realized and change in Unrealized Gain (Loss):
Net realized gain on investments	60,811	69,208	674

Net realized gain on Affiliate investments	0	0	0

Net realized gain (loss) on futures contracts and options	0	0	0

Net realized loss on foreign currency transactions	0	0	(178)

Payments from Affiliates*	0	0	0

Net change in unrealized appreciation/depreciation on investments	21,083	21,135	1,605

Net change in unrealized appreciation/depreciation on futures contracts and options	0	0	0

Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	0	0	0

Net Realized And Change in Unrealized Gain	81,894	90,343	2,101

Net Increase in Net Assets Resulting from Operations	$83,172	$90,369	$2,003

*          See Note 10

36   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

NFJ Dividend Value Fund	NFJ Small-Cap Value Fund	OCC Renaissance Fund	OCC Value Fund	PEA Equity Premium Strategy Fund	PEA Growth Fund	RCM Large-Cap Growth Fund	RCM Mid-Cap Fund

$1,078	$2,745	$997	$709	$16	$106	$115	$31

18,886	49,231	28,857	23,067	533	2,639	2,567	305

0	2,231	0	0	0	0	0	0

133	1,438	329	248	8	74	37	4

2	8	0	0	0	0	0	0

20,099	55,653	30,183	24,024	557	2,819	2,719	340

2,353	11,332	12,939	5,643	216	1,519	1,206	304

1,933	6,485	7,823	4,688	139	1,198	762	169

2	33	55	34	0	1	0	0

2	33	55	34	0	1	0	0

3,060	7,508	13,282	7,297	236	2,673	306	28

70	256	300	174	5	42	37	9

0	0	3	6	2	2	1	3

7,420	25,647	34,457	17,876	598	5,436	2,312	513

$12,679	$30,006	$(4,274)	$6,148	$(41)	$(2,617)	$407	$(173)

22,024	289,513	219,616	114,289	5,873	51,587	14,059	8,640

0	174	0	0	0	0	0	0

0	0	0	0	156	(379)	0	0

0	0	(5,361)	(7,525)	(29)	0	0	0

0	0	5,075	0	0	0	0	0

35,267	(139,235)	(953)	19,611	(3,028)	(4,832)	34,962	6,682

0	0	0	0	279	(87)	0	0

0	0	14	0	0	0	0	0

57,291	150,452	218,391	126,375	3,251	46,289	49,021	15,322

$69,970	$180,458	$214,117	$132,523	$3,210	$43,672	$49,428	$15,149

See accompanying notes  |  12.31.05  |  Allianz Funds Semi-Annual Report   37

Statements of Changes in Net Assets

Amounts in thousands

	CCM Capital Appreciation Fund		CCM Mid-Cap Fund		NACM Global Fund

Increase (Decrease) in Net Assets from:	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005

Operations:
Net investment income (loss)	$1,278	$4,626	$26	$(452)	$(98)	$(31)

Net realized gain	60,811	53,995	69,208	79,769	496	690

Net realized gain on Affiliate investments	0	0	0	0	0	0

Net increase from repayments by Investment Manager	0	0	0	0	0	0

Payments from Affiliates*	0	0	0	0	0	0

Net change in unrealized appreciation/depreciation	21,083	29,013	21,135	27,806	1,605	379

Net increase (decrease) in net assets resulting from operations	83,172	87,634	90,369	107,123	2,003	1,038

Distributions to Shareholders:
From net investment income
Class R	(8)	(4)	0	0	0	0

Other Classes	(1,210)	(3,586)	0	0	0	0

From net realized capital gains Class R	0	0	0	0	(1)	(1)

Other Classes	0	0	0	0	(867)	(335)

Total Distributions to shareholders	(1,218)	(3,590)	0	0	(868)	(336)

Fund Share Transactions:
Shares sold Class R	4,549	4,236	9,157	17,150	2	0

Other Classes	329,412	280,702	440,113	336,200	9,995	9,633

Issued in reinvestment of distributions Class R	8	4	0	0	1	1

Other Classes	1,090	3,168	0	0	692	289

Cost of shares redeemed Class R	(533)	(741)	(1,913)	(1,646)	0	0

Other Classes	(148,241)	(233,350)	(218,401)	(240,178)	(3,139)	(2,446)

Net increase (decrease) from Fund share transactions	186,285	54,019	228,956	111,526	7,551	7,477

Fund Redemption Fees	17	38	34	17	3	4

Total Increase (Decrease) in Net Assets	268,256	138,101	319,359	218,666	8,689	8,183

Net Assets:
Beginning of period	1,017,439	879,338	970,004	751,338	13,856	5,673

End of period**	$1,285,695	$1,017,439	$1,289,363	$970,004	$22,545	$13,856

** Including undistributed (dividends in excess of) net investment income of:	$1,096	$1,036	$26	$0	$422	$520

*          See Note 10

38   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

NFJ Dividend Value Fund		NFJ Small-Cap Value Fund		OCC Renaissance Fund		OCC Value Fund		PEA Equity Premium Strategy Fund

Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005

$12,679	$9,600	$30,006	$49,234	$(4,274)	$(23,651)	$6,148	$16,064	$(41)	$426

22,024	15,943	289,513	156,150	214,255	874,642	106,764	295,136	6,000	3,679

0	0	174	0	0	0	0	0	0	0

0	0	0	0	0	3,880	0	1,230	0	39

0	0	0	0	5,075	0	0	0	0	0

35,267	34,652	(139,235)	296,947	(939)	(975,852)	19,611	(204,166)	(2,749)	(175)

69,970	60,195	180,458	502,331	214,117	(120,981)	132,523	108,264	3,210	3,969

(60)	(7)	(521)	(98)	0	0	(243)	(123)	0	(1)

(17,734)	(10,687)	(62,480)	(38,906)	0	0	(16,258)	(9,678)	(13)	(590)

(59)	(1)	(2,324)	(403)	(7,637)	0	(3,354)	(494)	0	0

(19,213)	(4,648)	(295,853)	(158,747)	(649,633)	0	(299,606)	(89,121)	0	0

(37,066)	(15,343)	(361,178)	(198,154)	(657,270)	0	(319,461)	(99,416)	(13)	(591)

5,665	774	12,199	16,198	8,736	43,407	4,111	28,333	11	11

568,853	504,596	586,837	1,165,255	327,877	1,411,552	133,189	1,514,113	4,088	11,539

114	8	2,844	502	7,032	0	3,516	566	0	1

28,267	11,705	294,622	155,750	522,257	0	261,195	82,320	10	495

(173)	(19)	(2,697)	(2,679)	(13,293)	(13,488)	(8,923)	(8,625)	0	(12)

(76,062)	(68,504)	(423,752)	(688,248)	(1,670,690)	(2,685,156)	(727,581)	(1,567,404)	(15,040)	(27,465)

526,664	448,560	470,053	646,778	(818,081)	(1,243,685)	(334,493)	49,303	(10,931)	(15,431)

64	71	51	91	73	429	30	671	1	9

559,632	493,483	289,384	951,046	(1,261,161)	(1,364,237)	(521,401)	58,822	(7,733)	(12,044)

796,446	302,963	3,494,367	2,543,321	4,892,983	6,257,220	2,732,521	2,673,699	75,590	87,634

$1,356,078	$796,446	$3,783,751	$3,494,367	$3,631,822	$4,892,983	$2,211,120	$2,732,521	$67,857	$75,590

$(75)	$5,040	$14,985	$47,980	$(4,298)	$(24)	$18,431	$28,784	$(54)	$0

See accompanying notes  |  12.31.05  |  Allianz Funds Semi-Annual Report   39

Statements of Changes in Net Assets (cont.)

Amounts in thousands

	PEA Growth Fund		RCM Large-Cap Growth Fund		RCM Mid-Cap Fund

Increase (Decrease) in Net Assets from:	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005	Six months ended December 31, 2005 (unaudited)	Year ended June 30, 2005

Operations:
Net investment income (loss)	$(2,617)	$(3,043)	$407	$2,315	$(173)	$(336)

Net realized gain	51,208	73,676	14,059	19,940	8,640	10,675

Net increase from repayments by Investment Manager	0	877	0	0	0	0

Payment from Affiliates*	0	0	0	0	0	0

Net change in unrealized appreciation/depreciation	(4,919)	(59,025)	34,962	973	6,682	(7,006)

Net increase in net assets resulting from operations	43,672	12,485	49,428	23,228	15,149	3,333

Distributions to Shareholders:
From net investment income Other Classes	0	0	(958)	(1,216)	0	0

Fund Share Transactions:
Shares sold

Class R	46	611	14	72	5	124

Other Classes	12,114	24,131	70,563	165,246	12,721	22,790

Issued in reinvestment of distributions Other Classes	0	0	886	1,137	0	0

Cost of shares redeemed Class R	(4)	(21)	(1)	(40)	0	(10)

Other Classes	(92,064)	(199,849)	(71,447)	(239,028)	(14,748)	(136,048)

Net increase (decrease) from Fund share transactions	(79,908)	(175,128)	15	(72,613)	(2,022)	(113,144)

Fund Redemption Fees	3	10	3	19	0	3

Total Increase (Decrease) in Net Assets	(36,233)	(162,633)	48,488	(50,582)	13,127	(109,808)

Net Assets:
Beginning of period	615,806	778,439	508,170	558,752	123,226	233,034

End of period**	$579,573	$615,806	$556,658	$508,170	$136,353	$123,226

** Including undistributed (dividends in excess of) net investment income of:	$(2,617)	$0	$549	$1,100	$(173)	$0

*          See Note 10

40   Allianz Funds Semi-Annual Report  |  12.31.05  |  See accompanying notes

(This Page Intentionally Left Blank)

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Change in Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income

CCM Capital Appreciation Fund
Class R
12/31/2005†	$18.07	$0.00 (w)	$1.36	$1.36	$(0.02)

06/30/2005	16.44	0.02	1.66	1.68	(0.05)

06/30/2004	14.21	(0.05)	2.28	2.23	0.00

12/31/2002 - 06/30/2003	12.72	(0.03)	1.52	1.49	0.00

CCM Mid-Cap Fund
Class R
12/31/2005†	$24.73	$(0.04)	$2.15	$2.11	$0.00

06/30/2005	21.56	(0.08)	3.25	3.17	0.00

06/30/2004	17.58	(0.14)	4.12	3.98	0.00

12/31/2002 - 06/30/2003	15.58	(0.07)	2.07	2.00	0.00

NACM Global Fund
Class R
12/31/2005†	$15.34	$(0.07)	$1.99	$1.92	$0.00

06/30/2005	14.18	(0.05)	1.81	1.76	0.00

06/30/2004	11.70	(0.10)	3.52	3.42	0.00

12/31/2002 - 06/30/2003	10.40	(0.03)	1.33	1.30	0.00

NFJ Dividend Value Fund
Class R
12/31/2005†	$13.73	$0.17	$0.80	$0.97	$(0.27)

06/30/2005	12.53	0.26	1.39	1.65	(0.30)

06/30/2004	10.51	0.26	2.05	2.31	(0.20)

12/31/2002 - 06/30/2003	9.77	0.13	0.71	0.84	(0.10)

NFJ Small-Cap Value Fund
Class R
12/31/2005†	$30.61	$0.24	$1.37	$1.61	$(0.51)

06/30/2005	27.66	0.47	4.45	4.92	(0.37)

06/30/2004	21.95	0.49	5.73	6.22	(0.28)

12/31/2002 - 06/30/2003	20.00	0.18	1.77	1.95	0.00

OCC Renaissance Fund
Class R
12/31/2005†	$22.88	$0.02	$1.24	$1.26	$0.00

06/30/2005	23.34	(0.07)	(0.39)	(0.46)	0.00

06/30/2004	16.29	(0.13)	7.18	7.05	0.00

12/31/2002 - 6/30/2003	13.81	(0.02)	3.19	3.17	0.00

OCC Value Fund
Class R
12/31/2005†	$17.33	$0.05	$0.92	$0.97	$(0.15)

06/30/2005	17.32	0.09	0.49	0.58	(0.11)

06/30/2004	12.86	0.05	4.45	4.50	(0.04)

12/31/2002 - 6/30/2003	11.02	0.10	2.32	2.42	0.00

†	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding trustees’ expense is 1.45%.
(c)	If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 15.72%.
(d)	Ratio of expenses to average net assets excluding trustees’ expense is 1.80%.
(e)	Ratio of expenses to average net assets excluding trustees’ expense is 1.60%.
(f)	Ratio of expenses to average net assets excluding trustees’ expense is 1.50%.
(g)

Repayments by the investment manager increased the end of period net asset value per share by $0.03 and total return by 0.18%. If the investment manager had not made repayments, end of period net asset value and total return would have been $17.12 and 18.75%, respectively.

(h)	Ratio of expenses to average net assets excluding trustees’ expense is 1.40%.
(i)

Effective April 1, 2005, the administrative fee is subject to a reduction of 0.025% on assets in excess of $1 billion and an additional 0.025% on assets in excess of $2.5 billion each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D and R shares.

(j)	Ratio of expenses to average net assets excluding trustees’ expense is 1.43%.
(k)	Ratio of expenses to average net assets excluding trustees’ expense is 1.57%.
(l)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(m)	Ratio of expenses to average net assets excluding trustees’ expense is 1.41%.
(n)	Ratio of expenses to average net assets excluding trustees’ expense is 1.37%.

42  Allianz Funds Semi-Annual Report  |  12.31.05   |   See accompanying notes

Distributions from Net Realized Capital Gains	Total Distributions	Fund Redemption Fees(a)		Net Asset Value End of Period		Total Return		Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.02)	$0.00		$19.41		7.52%		$8,557	1.36	%*(u)	(0.04	)%*	68%

0.00	(0.05)	0.00		18.07		10.24		4,151	1.41	(h)(l)	0.12		137

0.00	0.00	0.00		16.44		15.69		526	1.45		(0.33)		148

0.00	0.00	0.00		14.21		11.71		11	1.45	*	(0.46	)*	161

$0.00	$0.00	$0.00		$26.84		8.53%		$26,775	1.36	%* (u)	(0.28	)%*	74%

0.00	0.00	0.00		24.73		14.70		17,826	1.42	(l) (m)	(0.33)		140

0.00	0.00	0.00		21.56		22.64		757	1.45		(0.66)		165

0.00	0.00	0.00		17.58		12.84		28	1.46	*(b)	(0.83	)*	155

$(0.68)	$(0.68)	$0.00		$16.58		12.54%		$21	1.72	%*(v)	(0.87	)%*	64%

(0.61)	(0.61)	0.01		15.34		12.63		16	1.83	(l)(o)	(0.31)		148

(0.95)	(0.95)	0.01		14.18		30.14		15	1.81	(d)	(0.77)		203

0.00	0.00	0.00		11.70		12.50		11	1.80	* (c)	(0.56	)*	260

$(0.22)	$(0.49)	$0.00	(w)	$14.21		7.05%		$6,435	1.33	%*(x)	2.40	%*	12%

(0.15)	(0.45)	0.00		13.73		13.27		822	1.38	(l)(n)	1.91		30

(0.09)	(0.29)	0.00		12.53		22.17		46	1.45		2.18		36

0.00	(0.10)	0.00		10.51		8.56		11	1.45	*	2.77	*	43

$(2.47)	$(2.98)	$0.00	(w)	$29.24		5.04%		$30,999	1.49	%*(y)	1.49	%*	19%

(1.60)	(1.97)	0.00		30.61		18.17		20,427	1.56	(i)(l)(p)	1.63		20

(0.23)	(0.51)	0.00		27.66		28.62		5,033	1.60		1.90		30

0.00	0.00	0.00		21.95		9.75		105	1.60	*	1.72	*	20

$(4.23)	$(4.23)	$0.00	(w)	$19.91	(z)	5.45	%(z)	$42,611	1.48	%*(1)	0.14	%*	44%

0.00	0.00	0.00		22.88	(q)	(1.97	) (z)	45,502	1.56	(i)(l)(p)	(0.28)		101

0.00	0.00	0.00		23.34		43.28		16,349	1.60		(0.58)		60

(0.69)	(0.69)	0.00		16.29		17.96		12	1.61	*(e)	(0.29	)*	76

$(2.35)	$(2.50)	$0.00	(w)	$15.80		5.49%		$25,556	1.35	%*(2)	0.57	%*	34%

(0.46)	(0.57)	0.00		17.33		3.30	(r)	29,012	1.42	(i)(l)(m)	0.54		101

0.00	(0.04)	0.00		17.32		35.04		8,622	1.46	(b)	0.32		67

(0.58)	(0.58)	0.00		12.86		16.70		621	1.45	*	1.59	*	152

(o)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.77%.
(p)	Ratio of expenses to average net assets excluding trustees’ expense is 1.55%.
(q)

Repayments by the investment manager increased the end of period net asset value per share by $0.01 and total return by 0.05%. If the investment manager had not made repayments, end of period net asset value and total return would have been $22.87 and (2.02)%, respectively.

(r)	Repayments by the investment manager increased the total return by 0.03%. If the investment manager had not made repayments, total return would have been 3.27%.
(s)	Repayments by the investment manager increased the total return by 0.01%. If the investment manager had not made repayments, total return would have been 2.73%.
(t)	Repayments by the investment manager increased the total return by 0.04%. If the investment manager had not made repayments, total return would have been 5.23%.
(u)	Ratio of expenses to average net assets excluding trustees’ expense is 1.35%.
(v)	Ratio of expenses to average net assets excluding trustees’ expense is 1.71%.
(w)	Amount is less than $.01.
(x)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.32%.
(y)	Ratio of expenses to average net assets excluding trustees’ expense is 1.48%.
(z)

Payments from Affiliates increased the end of period net asset value per share by $0.03 and total return by $0.16%. If the Affiliates had not made these payments, the end of period net asset value and total return would have been $19.88 and $5.29%, respectively.

(1)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.47%.
(2)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.34%.
(3)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.51%.
(4)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.40%.

  See accompanying notes   |   12.31.05   |  Allianz Funds Semi-Annual Report   43

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Period	Net Investment Income (Loss) (a)	Net Realized and Change in Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income

PEA Equity Premium Strategy Fund
Class R
12/31/2005†	$7.93	$0.00 (w)	$0.37	$0.37	$0.00 (w)

06/30/2005	7.62	0.05	0.35	0.40	(0.09)

06/30/2004	6.56	0.06	1.09	1.15	(0.09)

12/31/2002 - 6/30/2003	6.06	0.04	0.48	0.52	(0.02)

PEA Growth Fund
Class R
12/31/2005†	$17.62	$(0.04)	$1.39	$1.35	$0.00

06/30/2005	17.15	(0.05)	0.52	0.47	0.00

06/30/2004	14.42	(0.11)	2.84	2.73	0.00

12/31/2002 - 6/30/2003	13.24	(0.04)	1.22	1.18	0.00

RCM Large-Cap Growth Fund
Class R
12/31/2005†	$12.69	$(0.02)	$1.22	$1.20	$0.00

06/30/2005	12.16	(0.01)	0.54	0.53	0.00

06/30/2004	10.91	(0.04)	1.29	1.25	0.00

12/31/2002 - 06/30/2003	10.10	0.00 (g)	0.81	0.81	0.00

RCM Mid-Cap Fund
Class R
12/31/2005†	$2.62	$(0.01)	$0.33	$0.32	$0.00

06/30/2005	2.53	(0.02)	0.11	0.09	0.00

06/30/2004	2.08	(0.02)	0.47	0.45	0.00

12/31/2002 - 06/30/2003	1.85	(0.01)	0.24	0.23	0.00

†	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the period.
(b)	Ratio of expenses to average net assets excluding trustees’ expense is 1.45%.
(c)	Ratio of expenses to average net assets excluding trustees’ expense is 1.47%.
(d)	Ratio of expenses to average net assets excluding trustees’ expense is 1.42%.
(e)	Effective April 1, 2005, the Administration Fee was reduced by 0.10%.
(f)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.43%.
(g)	Amount is less than $.01.
(h)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.35%.
(i)	Ratio of expenses to average net assets excluding trustees’ and interest expense is 1.37%.

44   Allianz Funds Semi-Annual Report  |  12.31.05   |   See accompanying notes

Distributions from Net Realized Capital Gains	Total Distributions	Fund Redemption Fees(a)		Net Asset Value End of Period		Total Return	Net Assets End of Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$0.00	$0.00	$0.00	(w)	$8.30		4.69%	$147	1.52	%*(3)	0.02	%*	77%

0.00	(0.09)	0.00		7.93		5.27 (t)	130	1.58	(k)(l)	0.66		24

0.00	(0.09)	0.00		7.62		17.53	125	1.60		0.82		83

0.00	(0.02)	0.00		6.56		(5.52)	11	1.60	*	1.20	*	84

$0.00	$0.00	$0.00	(w)	$18.97		7.66%	$702	1.41	%*(4)	(0.47	)%*	57%

0.00	0.00	0.00		17.62		2.74 (s)	611	1.44	(i)(j)(l)	(0.28)		39

0.00	0.00	0.00		17.15	(g)	18.93 (g)	17	1.51	(f)	(0.65)		71

0.00	0.00	0.00		14.42		(8.02)	11	1.50	*	(0.60	)*	70

$0.00	$0.00	$0.00		$13.89		9.46%	$132	1.36	%*(h)	(0.35	)%*	37%

0.00	0.00	0.00		12.69		4.39	109	1.43	(d)(e)	(0.11)		118

0.00	0.00	0.00		12.16		11.46	75	1.46	(b)	(0.38)		82

0.00	0.00	0.00		10.91		8.02	40	1.45	*	(0.05	)*	25

$0.00	$0.00	$0.00		$2.94		12.21%	$157	1.38	%*(i)	(0.86	)%*	81%

0.00	0.00	0.00		2.62		3.56	136	1.46	(e)(f)	(0.77)		147

0.00	0.00	0.00		2.53		21.63	14	1.48	(c)	(1.05)		145

0.00	0.00	0.00		2.08		12.43	11	1.48	*(c)	(1.14	)*	132

  See accompanying notes   |  12.31.05   |  Allianz Funds Semi-Annual Report   45

Notes to Financial Statements (unaudited)
December 31, 2005

1. Organization

Allianz Funds (the “Trust”) is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end investment management company organized as a Massachusetts business trust. The Trust currently consists of thirty-two separate investment funds (the “Funds”). The Trust may offer up to seven classes of shares: Institutional, Administrative, A, B, C, D and R. Information presented in these financial statements pertains to the Class R shares of the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, C and D Classes (the “Other Classes”) is provided separately and is available upon request.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotes are not readily available are valued at fair value, as determined in good faith and pursuant to guidelines established by the Board of Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily obtainable. The prices used by the Funds may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

          Fixed income securities are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Certain fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments, which mature in 60 days or less are valued at amortized cost, which approximates market value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

          Market value is determined at the close of regular trading (normally, 4:00 p.m., Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open, or if no sales are reported, as is the case for most securities traded over-the counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. The market value for NASDAQ National Market and SmallCap securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price.

          The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Fund’s NAV is calculated. With respect to certain foreign securities, the Funds may fair value securities using modeling tools provided by third-party vendors. The Funds retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the NFJ Dividend Value and PEA Equity Premium Strategy Funds, are declared and distributed to shareholders annually. Dividends from net investment income, if any, of the NFJ Dividend Value and PEA Equity Premium Strategy Funds, are declared and distributed to shareholders quarterly Net long-term capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

          Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

          Distributions classified as a tax basis return of capital, if any, are reflected in the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multi-Class Operations. Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting regarding any matter relating solely to that class of shares). Income, non-class specific expenses, and realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

46    Allianz Funds Semi-Annual Report  |  12.31.05

Foreign Currency. The accounting records of the Funds are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Foreign Taxes on Dividends. Dividend income in the Statements of Operations is shown net of foreign taxes withheld on dividends from foreign securities. Foreign taxes withheld were as follows: NACM Global Fund — $1,463; NFJ Dividend Value Fund — $38,105; NFJ Small-Cap Value Fund — $97,131; OCC Renaissance Fund — $104,567; OCC Value Fund —$87,385; PEA Equity Premium Strategy Fund — $4,296, PEA Growth Fund — $30,704; RCM Large-Cap Growth Fund — $2,280 and RCM Mid-Cap Fund — $547.

Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment adviser) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts, and believe the risk of loss to be remote.

Options Contracts. Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

          Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Securities Lending. Each Fund may engage in securities lending. The loans are secured by collateral at least equal, at all times, to the market value of the loaned securities. During the term of the loan, the Fund will continue to receive any interest, dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Security lending income is disclosed as such in the Statements of Operations. Income generated from the investment of cash collateral, less negotiated rebate fees paid to borrowers and transaction costs, is divided between the Fund and Dresdner Bank AG, an affiliate. The amount paid to Dresdner Bank AG for the period ended December 31, 2005 was $471,693. Cash collateral received for securities on loan is invested in securities identified in the Schedule of Investments and the corresponding liability is recognized as such in the Statements of Assets and Liabilities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders’, administration and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Fund also bears the risk of loss in the event the securities purchased with cash collateral depreciate in value. Dresdner Bank AG, a direct subsidiary to Allianz AG, is the securities lending agent for the Trust.

3. Fees, Expenses, and Related Party Transactions
Investment Advisory Fee. Allianz Global Investors Fund Management LLC (“AGIFM”), is an indirect subsidiary of Allianz Global Investors of America L.P. and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at the annual rate as noted in the table below.

12.31.05  |  Allianz Funds Semi-Annual Report   47

Notes to Financial Statements (unaudited) (cont.)
December 31, 2005

          Each of the Funds also has a sub-advisor, which under supervision of AGIFM, directs the investments of the Fund’s assets. The advisory fees received by the Adviser are paid all or in part to the sub-advisors in accordance with the portfolio management agreements.

Administration Fee. The Adviser provides administrative services to the Trust for which it receives from each Fund a monthly administration fee. The Administration Fee for all classes is charged at an annual rate as noted in the following table:

	Investment Advisory Fee	Administration Fee*

	All Classes	Inst’l Class(1)		Admin. Class(1)		Class A, B and C(2)		Class D(2)		Class R(2)

CCM Capital Appreciation Fund	0.45%	0.25%		0.25%		0.40%		0.40%		0.40%
CCM Mid-Cap Fund	0.45%	0.25%		0.25%		0.40%		0.40%		0.40%
NACM Global Fund	0.70%	0.35%		0.35%		0.50%		0.50%		0.50%
NFJ Dividend Value Fund	0.45%	0.25%		0.25%		0.40%		0.40%		0.40%
NFJ Small-Cap Value Fund	0.60%	0.25	%(3)	0.25	%(3)	0.40	%(4)	0.40	%(4)	0.40	%(4)
OCC Renaissance Fund	0.60%	0.25	%(3)	0.25	%(3)	0.40	%(4)	0.40	%(4)	0.40	%(4)
OCC Value Fund	0.45%	0.25	%(3)	0.25	%(3)	0.40	%(4)	0.40	%(4)	0.40	%(4)
PEA Equity Premium Strategy Fund	0.60%	0.25%		0.25%		0.40%		0.40%		0.40%
PEA Growth Fund	0.50%	0.25%		0.25%		0.40%		0.40%		0.40%
RCM Large-Cap Growth Fund	0.45%	0.25%		0.25%		0.40%		0.40%		0.40%
RCM Mid-Cap Fund	0.47%	0.25%		0.25%		0.40%		0.40%		0.40%

(1)

Effective January 1, 2006 the Administrative Fee rate for Inst’l and Admin Classes is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $500 million, and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion.

(2)

The Administrative Fee rate for Classes A, B, C, D, R is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $500 million, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $5 billion, each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D, and R shares.

(3)

Effective January 1, 2006 the Administrative Fee rate for the NFJ Small-Cap Value Fund, the OCC Renaissance Fund and the OCC Value Fund Inst’l and Admin Classes is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion.

(4)

The Administrative Fee rate for NFJ Small-Cap Value Fund, the OCC Renaissance Fund and the OCC Value Fund Classes A, B, C, D, R is subject to a reduction of 0.025% to the extent the aggregate average daily net assets of the Fund exceed $1 billion, an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $2.5 billion, an additional 0.05% to the extent the aggregate average daily net assets of the Fund exceed $5 billion and an additional 0.025% to the extent the aggregate average daily net assets of the Fund exceed $7.5 billion, each based on the Fund’s average daily net assets attributable in the aggregate to its Class A, B, C, D, and R shares.

*

Effective January 1, 2006, to the extent any such reduction in the fee rate applies, the dollar amount of the fee reduction with respect to each share class is calculated and applied on a pro rata basis by reference to the percentage of the Fund’s average daily net assets attributable to that class.

Redemption Fees. Investors in the Funds will be subject to a “Redemption Fee” on redemptions and exchanges of 2.00% of the net asset value of the shares redeemed or exchanged. Redemption Fees will only be charged on shares redeemed or exchanged within the “Holding Period,” including shares acquired through exchanges. The following shows the applicable Holding Period for each Fund:

Funds	7 days	30 days

CCM Capital Appreciation, CCM Mid-Cap, NFJ Dividend Value, NFJ Small-Cap Value, OCC Renaissance, OCC Value, PEA Equity Premium Strategy, PEA Growth, RCM Large-Cap Growth and RCM Mid-Cap Funds	*

NACM Global Fund		*

          For example, for Funds that are subject to a 7-day Holding Period, beginning on the 8th day after their acquisition, Fund shares will no longer be subject to the Redemption Fee. The Redemption Fees discussed above are effective for shares acquired (including shares acquired through exchange) on or after November 1, 2005. For shares acquired prior to November 1, 2005, the Holding Period for redemptions was 60 days.

          In cases where redeeming shareholders hold shares acquired on different dates, the first-in/first-out (“FIFO”) method will be used to determine which shares are being redeemed, and therefore whether a Redemption Fee is payable. Redemption Fees are deducted from the amount to be received in connection with a redemption or exchange and are paid to the applicable Fund for the purpose of offsetting any costs associated with short-term trading, thereby insulating longer-term shareholders from such costs. In cases where redemptions are processed through financial intermediaries, there may be a delay between the time the shareholder redeems his or her shares and the payment of the Redemption Fee to the Fund, depending upon such financial intermediaries’ trade processing procedures and systems.

          A new Holding Period begins with each acquisition of shares through a purchase or exchange. For example, a series of transactions in which shares of Fund A, which is subject to a 7-day Holding Period, are exchanged for shares of Fund B, which is subject to a 30-day Holding Period, 5 days after the purchase of the Fund A shares, followed in 29 days by an exchange of the Fund B shares for shares of Fund C, will be subject to two redemption fees (one on each exchange).

          Redemption Fees are not paid separately, but are deducted automatically from the amount to be received in connection with a redemption or exchange. Redemption Fees are paid to and retained by the Funds to defray certain costs described below and are not paid to or retained by the Adviser, the Fund’s Sub-Adviser, or the Distributor. Redemption Fees are not sales loads or contingent deferred sales charges. Redemptions and exchanges of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees.

48   Allianz Funds Semi-Annual Report  |  12.31.05

          The purpose of the Redemption Fees is to deter excessive, short-term trading and other abusive trading practices, and to help offset the costs associated with the sale of portfolio securities to satisfy redemption and exchange requests made by “market timers” and other short-term shareholders, thereby insulating longer-term shareholders from such costs.

Distribution and Servicing Fees. Allianz Global Investors Distributors LLC (“AGID”), serves as the distributor of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class shares, in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of December 31, 2005.

          Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution	Servicing
	Fee (%)	Fee (%)

Class A
All Funds	—	0.25

Class B
All Funds	0.75	0.25

Class C
All Funds	0.75	0.25

Class D
All Funds	—	0.25

Class R
All Funds	0.25	0.25

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, B and C shares. For the period ended December 31, 2005, AGID received $502,075 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of AGIFM or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of AGIFM or the Trust, and any counsel or other experts retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the estimated annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

          AGIFM has agreed to waive a portion of the Funds’ advisory fees and administration fees to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to class):

	Inst’l Class	Admin. Class	Class A	Class B	Class C	Class R

NACM Global Fund	1.10%	1.35%	1.55%	2.30%	2.30%	1.80%

          AGIFM may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent that the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation, are as follows (amounts in thousands):

	6/30/2003	6/30/2004	06/30/2005

NACM Global Fund	$84	$0	$	—(1)

(1)	Amount less than a thousand.

Trustees, other than those affiliated with Allianz, Allianz Global Investors of America L.P. (“Allianz”), a Sub-Adviser, or Pacific Investment Management LLC (“Pacific Investment Management Company”), receive a quarterly retainer of $20,000 ($40,000 for the Chairman), plus $3,000 for each Board of Trustees meeting attended in person and $1,000 for each meeting attended telephonically. Each member of a Committee (other than the Valuation Committee) receives a $10,000 annual retainer per Committee. Each Committee Chairman (other than the Chairman of the Valuation Committee) receives an additional annual retainer of $3,000. In addition, the Chairman of the Board has the authority to cause the Funds to incur costs of up to $20,000 for any staff or other expenses the Chairman believes are required to support the position. If in the judgment of the Independent Trustees, it is necessary or appropriate for any Independent Trustee, including the Chairman, to perform services in connection with (i) extraordinary Fund activities or circumstances or actual or threatened litigation or (ii) an investigation of a regulatory or investment matter, the Trustee shall be compensated for such services at the rate of $2,500 per day plus reimbursement of reasonable expenses.

          Trustees do not currently receive any pension or retirement benefits from the Trust or the Fund Complex, although certain former Trustees may receive compensation for providing advisory and consulting services to the Board of Trustees. The Trust has adopted a deferred compensation plan for the Trustees, which went into place during 1996, which permits the

12.31.05  |  Allianz Funds Semi-Annual Report   49

Notes to Financial Statements (unaudited) (cont.)
December 31, 2005

Trustees to defer their receipt of compensation from the Trust, at their election, in accordance with the terms of the plan. Under the plan, each Trustee may elect not to receive fees from the Trust on a current basis but to receive in a subsequent period an amount equal to the value of such fees if they had been invested in a Fund or Funds selected by the Trustees on the normal payment dates for such fees. As a result of this arrangement, the Trust, upon making the deferred payments, will be in substantially the same financial position as if the deferred fees had been paid on the normal payment dates and immediately reinvested in shares of the Fund(s) selected by the Trustees.

4. Purchases and Sales of Securities
The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

          Purchases and sales of the non-U.S. Government/Agency securities (excluding short-term investments) for the period ended December 31, 2005, were as follows (amounts in thousands):

	Purchases	Sales

CCM Capital Appreciation Fund	$951,119	$755,103
CCM Mid-Cap Fund	1,042,822	802,283
NACM Global Fund	16,874	10,714
NFJ Dividend Value Fund	561,701	98,362
NFJ Small-Cap Value Fund	826,502	673,854
OCC Renaissance Fund	1,861,364	3,292,879
OCC Value Fund	819,199	1,428,238
PEA Equity Premium Strategy Fund	54,372	66,372
PEA Growth Fund	336,688	413,156
RCM Large-Cap Growth Fund	191,775	192,536
RCM Mid-Cap Fund	101,826	105,472

5. Transactions in Options Written
Transactions in options written were as follows (amounts in thousands):

	PEA Growth Fund	PEA Equity Premium Strategy Fund

	Premium

Balance at 6/30/2005	$648	$9
Sales	106	1,131
Closing Buys	(721)	(221)
Expirations	0	(251)
Exercises	(33)	(94)

Balance at 12/31/2005	$0	$574

50   Allianz Funds Semi-Annual Report  |  12.31.05

6. Affiliated Transactions

An affiliate may include any company in which the OCC Renaissance Fund owns 5% or more of its outstanding voting securities. The table below shows the transactions in and earnings from investments in this affiliated company for the six months ended 12/31/2005. (amount in thousands):

				Unrealized
	Market Value	Purchases	Proceeds	Appreciation		Market Value	Dividend	Realized
Issuer Name	6/30/2005	at Cost	from Sales	(Depreciation	)	12/31/2005	Income	Gain (Loss	)

Chemtura Corp.	$95,815	$0	$82,620	$0		$0	$594	$40,043

An affiliate may include any company in which the NFJ Small-Cap Fund owns 5% or more of its outstanding voting securities. On December 31, 2005, the Fund held 5% or more of the outstanding voting securities of the following companies (amounts in the thousands):

	Unrealized		Net Capital and
	Market Value	Purchases	Proceeds	Appreciation	Market Value	Dividend	Realized
Issuer Name	6/30/2005	at Cost	from Sales	(Depreciation )	12/31/2005	Income	Gain (Loss	)

Cato Corp., Class A	$31,780	$0	$0	$13,995	$33,011	$400	$0
Handleman Co.	18,442	0	0	(6,375)	13,873	179	0
Iowa Telecommunications Services, Inc.	31,125	2,652	0	(6,997)	27,882	1,458	0
Journal Register, Co.	0	37,939	0	(2,059)	35,880	37	0
Landry’s Restaurants, Inc.	32,046	9,882	0	3,654	37,795	118	0
M/I Homes, Inc.	34,624	13,358	574	(1,394)	37,371	39	174

Totals	$148,017	$63,831	$574	$824	$185,812	$2,231	$174

			% of
Issuer Name	% Holding	Cost	Net Assets

Cato Corp., Class A	5.04%	$19,016	0.87%
Handleman Co.	5.42%	20,248	0.36%
Iowa Telecommunications Services, Inc.	5.75%	34,879	0.74%
Journal Register, Co.	5.87%	37,939	0.95%
Landry’s Restaurants, Inc.	6.55%	34,141	1.00%
M/I Homes, Inc.	6.44%	38,765	0.99%

		$184,988	4.91%

Certain additional purchases of existing portfolio holdings that were not considered affiliates in prior years, resulted in the Funds owning more than 5% of the outstanding shares of certain issues at December 31, 2005. Therefore the cost and market value of the affiliate disclosure above include both acquisitions of new investment and prior year holdings that became affiliates during the current period.

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	CCM Capital Appreciation Fund				CCM Mid-Cap Fund

	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	12/31/2005		6/30/2005		12/31/2005		6/30/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Class R	238	$4,549	241	$4,236	350	$9,157	756	$17,150

Other Classes	17,606	329,412	16,390	280,702	16,888	440,113	14,546	336,200

Issued in reinvestment of distributions
Class R	1	8	0	4	0	0	0	0

Other Classes	55	1,090	179	3,168	0	0	0	0

Cost of shares redeemed
Class R	(28)	(533)	(43)	(741)	(73)	(1,913)	(70)	(1,646)

Other Classes	(7,999)	(148,241)	(14,000)	(233,350)	(8,397)	(218,401)	(10,983)	(240,178)

Net increase (decrease) resulting from Fund share transactions	9,873	$186,285	2,767	$54,019	8,768	$228,956	4,249	$111,526

12.31.05  |  Allianz Funds Semi-Annual Report   51

Notes to Financial Statements (unaudited) (cont.)
 December 31, 2005

	NACM Global Fund				NFJ Dividend Value Fund

	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	12/31/2005		06/30/2005		12/31/2005		6/30/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Class R	0	$2	0	$0	397	$5,665	56	$774

Other Classes	617	9,995	655	9,633	40,252	568,853	38,284	504,596

Issued in reinvestment of distributions
Class R	0	1	0	1	8	114	1	8

Other Classes	43	692	20	289	1,976	28,267	880	11,705

Cost of shares redeemed
Class R	0	0	0	0	(12)	(173)	(1)	(19)

Other Classes	(194)	(3,139)	(166)	(2,446)	(5,376)	(76,062)	(5,246)	(68,504)

Net increase (decrease) resulting from Fund share transactions	466	$7,551	509	$7,477	37,245	$526,664	33,974	$448,560

	NFJ Small-Cap Value Fund				OCC Renaissance Fund

	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	12/31/2005		6/30/2005		12/31/2005		6/30/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Class R	384	$12,199	562	$16,198	388	$8,736	1,874	$43,407

Other Classes	18,695	586,837	40,792	1,165,255	14,080	327,877	58,713	1,411,552

Issued in reinvestment of distributions
Class R	94	2,844	17	502	352	7,032	0	0

Other Classes	9,837	294,622	5,405	155,750	25,426	522,257	0	0

Cost of shares redeemed
Class R	(85)	(2,697)	(94)	(2,679)	(588)	(13,293)	(586)	(13,488)

Other Classes	(13,615)	(423,752)	(24,446)	(688,248)	(70,710)	(1,670,690)	(112,335)	(2,685,156)

Net increase (decrease) resulting from Fund share transactions	$15,310	$470,053	22,236	$646,778	(31,053)	$(818,081)	(52,334)	$(1,243,685)

	OCC Value Fund				PEA Equity Premium Strategy Fund

	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	12/31/2005		6/30/2005		12/31/2005		6/30/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Class R	234	$4,111	1,644	$28,333	2	$11	2	$11

Other Classes	7,871	133,189	89,399	1,514,113	506	4,088	1,497	11,539

Issued in reinvestment of distributions
Class R	220	3,516	32	566	0	0	0	1

Other Classes	16,646	261,195	4,737	82,320	1	10	63	495

Cost of shares redeemed
Class R	(511)	(8,923)	(500)	(8,625)	0	0	(2)	(12)

Other Classes	(42,263)	(727,581)	(92,285)	(1,567,404)	(1,867)	(15,040)	(3,593)	(27,465)

Net increase (decrease) resulting from Fund share transactions	(17,803)	$(334,493)	3,027	$49,303	(1,358)	$(10,931)	(2,033)	$(15,431)

	PEA Growth Fund				RCM Large-Cap Growth Fund

	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	12/31/2005		6/30/2005		12/31/2005		6/30/2005
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Class R	2	$46	35	$611	1	$14	6	$72

Other Classes	611	12,114	1,331	24,131	5,251	70,563	13,417	165,246

Issued in reinvestment of distributions
Class R	0	0	0	0	0	0	0	0

Other Classes	0	0	0	0	62	886	89	1,137

Cost of shares redeemed
Class R	0	(4)	(1)	(21)	0	(1)	(3)	(40)

Other Classes	(4,938)	(92,064)	(11,608)	(199,849)	(5,319)	(71,447)	(19,513)	(239,028)

Net increase (decrease) resulting from Fund share transactions	(4,325)	$(79,908)	(10,243)	$(175,128)	(5)	$15	(6,004)	$(72,613)

52   Allianz Funds Semi-Annual Report  |  12.31.05

	RCM Mid-Cap Fund

	Six Months Ended		Year Ended
	12/31/2005		6/30/2005
	Shares	Amount	Shares	Amount

Shares sold
Class R	1	$5	51	$124

Other Classes	4,479	12,721	8,958	22,790

Issued in reinvestment of distributions
Class R	0	0	0	0

Other Classes	0	0	0	0

Cost of shares redeemed
Class R	0	0	(4)	(10)

Other Classes	(5,233)	(14,748)	(54,036)	(136,048)

Net increase (decrease) resulting from Fund share transactions	(753)	$(2,022)	(45,031)	$(113,144)

8. Federal Income Tax Matters

As of December 31, 2005, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

				Net Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)(1)

CCM Capital Appreciation Fund	$1,296,288	$151,387	$(8,151)	$143,236
CCM Mid-Cap Fund	1,326,164	160,420	(14,658)	145,762
NACM Global Fund	20,514	2,449	(171)	2,278
NFJ Dividend Value Fund	1,450,629	113,485	(19,583)	93,902
NFJ Small-Cap Value Fund	3,835,759	755,058	(120,886)	634,172
OCC Renaissance Fund	3,936,106	403,222	(73,360)	329,862
OCC Value Fund	2,264,804	152,624	(32,936)	119,688
PEA Equity Premium Strategy Fund	67,488	6,094	(1,375)	4,719
PEA Growth Fund	544,349	106,301	(7,478)	98,823
RCM Large-Cap Growth Fund	523,424	89,576	(5,627)	83,949
RCM Mid-Cap Fund	133,058	16,229	(1,417)	14,812

(1)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to PFIC mark-to-market, tax straddle deferrals, and wash sale loss deferrals for federal income tax purposes.

12.31.05  |  Allianz Funds Semi-Annual Report   53

Notes to Financial Statements (unaudited) (cont.)
December 31, 2005

9. Regulatory and Litigation Matters
On September 13, 2004, Allianz Global Investors Fund Management LLC (“AGIFM”), formerly known as PA Fund Management LLC, PEA Capital LLC (“PEA”) and Allianz Global Investors Distributors LLC (“AGID”), formerly known as PA Distributors LLC, reached an agreement with the SEC in settlement of a complaint filed against AGIFM, PEA, and AGID in the U.S. District Court in the Southern District of New York on May 6, 2004. The complaint alleged violations of various antifraud provisions of the federal securities laws in connection with an alleged market timing arrangement involving trading of shares of the PEA Growth Fund, the PEA Opportunity Fund and the PEA Target Fund. Under the terms of the settlement, AGIFM, PEA and AGID consented to the entry of an order by the Commission (the “SEC Order”) and, without admitting or denying the findings contained in the SEC Order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, AGIFM, PEA and AGID agreed to pay a civil monetary penalty of $40,000,000 and disgorgement of $10,000,000. The SEC Order requires AGIFM, PEA and AGID to retain an independent distribution consultant to develop a distribution plan in consultation with them and acceptable to the staff of the Commission and the Trust’s Independent Trustees. The distribution plan is to provide for shareholders of the noted Funds to receive, from the penalties and disgorgement paid according to the SEC Order, their proportionate share of losses alleged to have been incurred by the Funds due to market timing and a proportionate share of advisory fees paid by such Funds during the period of such market timing. The SEC Order reduces the $10,000,000 disgorgement by the approximately $1,600,000 paid by PEA in February 2004 to the Funds involved.

          On June 1, 2004, the Attorney General of the State of New Jersey announced that it had entered into a settlement agreement (the “New Jersey Settlement”) with AGID and PEA and their parent, Allianz Global Investors of America L.P. (“Allianz”), in connection with the complaint filed by the New Jersey Attorney General on February 17, 2004. The complaint alleged failure to disclose arrangements involving “market timing” in the PEA Growth Fund, the PEA Opportunity Fund, the PEA Target Fund and certain other affiliated funds. In the New Jersey Settlement, Allianz, AGID and PEA neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15,000,000 and $3,000,000 for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes.

          On September 15, 2004, AGIFM, PEA and AGID reached an agreement with the SEC in settlement of a subpoena issued to AGID on January 21, 2004 by the Commission captioned “Morgan Stanley (P-01021)” relating to revenue sharing and the use of brokerage commissions in connection with the sale of mutual fund shares. Under the terms of the settlement, AGIFM, PEA and AGID consented to the entry of an order by the SEC (the “SEC Directed Brokerage Order”) and agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, AGIFM and AGID agreed to pay jointly a civil money penalty of $4,000,000, PEA agreed to pay a civil money penalty of $1,000,000 and AGIFM, PEA and AGID agreed to pay jointly disgorgement of $6,602,000. The disgorgement for each Fund is based upon the amount of brokerage commissions from each Fund that the SEC Directed Brokerage Order found to have been paid in connection with shelf-space arrangements and is equal to the amount which was alleged to have been AGID’s benefit. Those amounts were paid on September 15, 2004.

          In a related action, AGID reached an agreement with the California Attorney General on September 15, 2004 in settlement of a subpoena issued to Allianz relating to revenue sharing and the use of brokerage commissions to pay for distribution. The settlement agreement resolves matters described in a complaint filed contemporaneously by the California Attorney General in the Superior Court of the State of California. Under the terms of the settlement, AGID agreed to pay $5,000,000 in civil penalties and $4,000,000 in recognition of the California Attorney General’s fees and costs associated with the investigation and related matters.

          Since February, 2004, AGIFM, PEA, AGID and certain of their affiliates and employees, the Funds, the Funds’ sub-advisers, other PIMCO Funds and the Trustees of the Trust have been named as defendants in 14 lawsuits filed in U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; four of those lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the Funds during specified periods or as derivative actions on behalf of the Funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. AGIFM, PEA, AGID and the Trust believe that other similar lawsuits may be filed in federal or state courts naming Allianz, AGIFM, PEA, AGID, the sub-advisers, the Funds, other PIMCO Funds, the Trust, the Trustees and/or their affiliates and employees.

          On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against AGIFM, PEA and AGID based on essentially the same circumstances as those cited in the 2004 settlements with the Securities and Exchange Commission and New Jersey Attorney General involving alleged “market timing” activities described above. The West Virginia Complaint alleges, among other things, that AGIFM, PEA and AGID improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised by AGIFM and certain of its affiliates in violation of the funds’ stated restrictions on “market timing.” On May 31, 2005, AGIFM, PEA and AGID, along with the other mutual fund defendants in the action, removed the action to the U.S. District Court for the District of West Virginia. The West Virginia Complaint also names numerous other defendants unaffiliated with AGIFM in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees.

          On March 4, 2005, a putative class action lawsuit was filed in the Superior Court of Orange County, California against the Trust on behalf of holders of Class B shares of the Trust. The lawsuit seeks, among other things, relief from the obligation to pay a contingent deferred sales charge, or refunds of such charges already paid, on account of the purported market timing activity in certain Allianz Funds that is the subject of the regulatory proceedings discussed elsewhere in this subsection. On May 20, 2005, the Trust removed the action to the U.S. District Court for the Central District of California. On May 23, 2005, the Trust filed a Notice of Tag Along Action with

54   Allianz Funds Semi-Annual Report   |  12.31.05

the Judicial Panel on Multidistrict Litigation (“JPML”), seeking to transfer the case to the multidistrict litigation proceeding in Maryland (“Maryland MDL”). On June 13, 2005, the JPML issued a Conditional Transfer Order. The plaintiff has opposed the transfer to the Maryland MDL and on July 15, 2005 filed a motion to remand the case to a California state court.

          Under Section 9(a) of the Investment Company Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against AGIFM, PEA, AGID and/or Allianz, they and their affiliates (including the Funds’ sub-advisers) would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Funds. In connection with an inquiry from the SEC concerning the status of the New Jersey Settlement under Section 9(a), AGIFM, PEA, AGID, Allianz and certain of their affiliates (including the sub-advisers) (together, the “Applicants”) sought exemptive relief from the SEC under Section 9(c) of the Investment Company Act. The SEC granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey Settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order. If the West Virginia Complaint were to result in a court injunction against AGIFM, PEA or AGID, then Allianz, AGIFM and certain of their affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted. It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However the Applicants believe that these matters are not likely to have a material adverse effect on the Funds or on the Applicant’s ability to perform their respective investment advisory or distribution services relating to the Funds.

10. Payments from Affiliates
AGIFM has identified transactions in which certain Funds’ purchase of shares of exchange-traded index funds caused that Funds’ ownership of other investment companies to exceed the Funds’ investment guidelines, but not its fundamental investment restrictions or statutory limits. AGIFM and the Trustees reviewed the transactions, and AGIFM has reimbursed the Funds for losses identified in that review.

          As part of an SEC staff inquiry, the SEC has taken the position that certain purchases of exchange traded index funds caused certain Funds’ ownership of other investment companies to exceed the statutory limit on the ownership of voting stock. The SEC staff requested that AGIFM reimburse those Funds for losses and management fees attributable to the portions of the transactions which exceeded the statutory limit. Without conceding that those purchases exceeded the statutory limit, AGIFM has reimbursed the Funds for losses identified using the approach taken in connection with the reimbursement referred to above. There can be no assurance that the SEC staff will not assert a different measure of loss and, if so, additional amounts may be paid by AGIFM to those Funds.

          OCC Renaissance Fund was reimbursed $5,074,548 ($0.03 per share) in connection with this matter.

12.31.05   |   Allianz Funds Semi-Annual Report   55

Board Approval of Investment Advisory and Portfolio Management Agreements (unaudited)

The Investment Company Act of 1940 (the “Investment Company Act”) requires that both the full Board of Trustees and a majority of the Trustees who are not interested persons of the Trust (the “Independent Trustees”), voting separately, annually approve the continuation of the Trust’s Amended and Restated Investment Advisory Agreement on behalf of each Fund with Allianz Global Investors Fund Management LLC (the “Adviser”) and the Portfolio Management Agreements between the Adviser and the particular sub-adviser for each Fund (collectively, the “Agreements”). The sub-advisers for the Funds appearing in this report include Cadence Capital Management LLC (“CCM”), RCM Capital Management LLC (“RCM”), Nicholas-Applegate Capital Management LLC (“NACM”), Oppenheimer Capital LLC (“OCC”), NFJ Investment Group L.P. (“NFJ”) and PEA Capital LLC (“PEA”) (collectively, the “Sub-Advisers”).

          At an in-person meeting held in December 2005, the Board and the Independent Trustees unanimously approved the continuation of each of the Agreements for an additional one-year period ending December 31, 2006. The material factors and conclusions that formed the basis of these approvals are required to be disclosed in this report and are discussed below.

Review Process
The Investment Company Act requires that the Trustees request and evaluate, and that the Adviser and the Sub-Advisers furnish, such information as may reasonably be necessary for the Trustees to evaluate the terms of the Agreements.

          The Board and/or the Independent Trustees (in certain cases through the Board’s Contracts Committee) met in person and telephonically a number of times from September to December 2005, both with management and in private sessions, for the specific purpose of considering the proposed continuation of the Agreements (the “contract review meetings”). In addition, the Trustees consider matters bearing on the Funds and their investment management and other arrangements at their regular meetings throughout the year, including reviews of investment results and performance data at each regular meeting and periodic presentations from the Sub-Advisers with respect to the Funds they manage.

          During the course of the contract review meetings, the Trustees met with and discussed the proposed continuation of the Agreements with representatives of the Adviser and the Sub-Advisers and received assistance and advice, including written memoranda, from counsel regarding the legal standards applicable to the consideration of advisory arrangements. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from management. The Independent Trustees were also assisted by an independent consultant and the Trust’s independent accountants who reviewed and provided analysis regarding certain information provided by the Adviser and the Sub-Advisers. During the course of the contract review meetings, the Independent Trustees made various requests for additional information or explanations from management regarding information that had been provided, to which management responded either orally or in writing.

          In their deliberations, the Trustees did not identify any particular information that was all-important or controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Furthermore, it is important to recognize that the Funds’ investment management and related fee arrangements are the result of years of review and discussion and that certain aspects of such arrangements may receive greater scrutiny in certain years. The Trustees’ conclusions may be based, in part, on their consideration of these arrangements during the course of the year and in prior years. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund. However, they also took into account the common interests of all the Funds in their review.

Nature, Extent and Quality of Services
In considering the continuation of the Agreements, the Trustees, including the Independent Trustees, evaluated the nature, extent and quality of the advisory and administrative services provided to the Funds by the Adviser and the Sub-Advisers. They considered the terms of the Agreements, including representations from management that the non-monetary terms of each Agreement were comparable to those found in many advisory agreements. The Trustees received and considered information provided by management that described, among other matters: (a) the nature and scope of the advisory and administrative services provided to the Funds and information regarding the experience, qualifications and adequacy of the personnel providing those services, (b) the investment program used by each Sub-Adviser to manage its Funds, (c) possible conflicts of interest and fall-out benefits, (d) brokerage practices, (e) pending litigation and governmental inquiries, (f) the compliance functions of the Adviser and Sub-Advisers, (g) consolidated financial results of the Adviser’s U.S. parent company and its subsidiaries and assets under management and other information relating to the financial resources of the Adviser and the Sub-Advisers, and (h) information relating to portfolio manager compensation.

          The Trustees noted that, pursuant to the Advisory Agreement, the Adviser, subject to the direction of the Board, is responsible for managing, either directly or through others selected by it, the investment activities of the Funds. In addition to considering the Funds’ investment performance (see below), the Trustees considered, among other matters, the Adviser’s general oversight of the Funds and the Sub-Advisers, noting that the Funds are multi-manager funds and thus more complex to oversee than mutual funds with a single investment manager. They also took into account the Adviser’s compliance program, including steps taken by the Adviser to enhance compliance capabilities, and the resources being devoted to compliance. The Trustees noted steps taken by the Adviser to address conflicts of interest in its business generally, such as establishing the position of conflicts officer.

          The Trustees noted that, pursuant to the Portfolio Management Agreements, the Sub-Advisers have full investment discretion and make all determinations with respect to the investment of a Fund’s assets, subject to the general supervision of the Adviser and the Board of Trustees. The Sub-Advisers implement the Funds’ investment programs (subject to the terms of the prospectus), analyze economic trends, evaluate the risk/return characteristics of the Funds, construct the Funds’ portfolios, monitor the Funds’ compliance with investment restrictions, and report to the Trustees. In addition to considering the Funds’ investment performance (see below), the Trustees considered information concerning the investment philosophy and investment process used by the Sub-Advisers in managing the Funds and the in-house research capabilities of the Sub-Advisers. They also considered various investment resources available to the Sub-Advisers,

56   Allianz Funds Semi-Annual Report  |  12.31.05

including research services acquired with “soft dollars” available to the Sub-Advisers as a result of securities transactions effected for the Funds and other clients. The Trustees reviewed each Sub-Adviser’s compliance program, including enhancements made during the past year. The Trustees also took into account the recent sale of CCM to its management and determined that they would continue to monitor the effects, if any, of this change in ownership on CCM’s services to the Funds for which is serves as sub-adviser.

          The Trustees considered, among other matters, that, in addition to overseeing the Sub-Advisers, the Adviser provides or procures through third-party service providers most administrative services required by the Funds under a separate Administration Agreement. These services include accounting, bookkeeping, tax, legal, audit, custody, transfer agency, valuation and compliance services, preparation of prospectuses, shareholder reports and other regulatory filings, oversight and coordination of activities of third-party service providers and various shareholder services. The Trustees also took into account the “unitary” administrative fee structure applicable to the Funds, under which certain third-party services ordinarily the financial responsibility of a mutual fund (e.g., audit, custody, accounting, legal, transfer agency, and printing services) are, in the case of the Funds, paid for by the Adviser out of its administrative fee. They also took into account that the Adviser provides each Fund with office space, administrative services and personnel, and that the Adviser and its affiliates pay all of the compensation of the Funds’ interested Trustees and officers (in their capacities as employees of the Adviser or such affiliates).

          The Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the scope of the services provided to the Funds by the Adviser and the Sub-Advisers under the Agreements and the Administration Agreement were consistent with the Funds’ operational requirements; that the Adviser and each Sub-Adviser had the capabilities, resources and personnel necessary to provide the advisory and administrative services currently required by each Fund; and that, overall, they were satisfied with the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers to the Funds.

Fund Performance
In connection with the contract review meetings, the Trustees reviewed information provided by Lipper, Inc. (“Lipper”) regarding the total return investment performance of the Funds, comparing each Fund’s investment results with those of mutual funds in both a peer group and a peer universe, each as selected for that Fund by Lipper, over the 1-, 3-, 5- and 10-year periods (to the extent the Fund had been in existence) ended July 31, 2005. The Trustees also considered, as applicable, information comparing the performance of funds and institutional accounts managed in a similar manner by each Sub-Adviser to that of the Funds. In addition to the information reviewed by the Trustees at the contract review meetings, the Trustees received during the year detailed comparative performance information for each Fund, which included performance versus one or more selected securities indices or other benchmarks. The comparative performance information that was prepared and provided by Lipper and other sources was not independently verified by the Trustees. The Trustees also considered the portfolio turnover rates of each Fund.

          Fund-specific performance results reviewed by the Trustees are discussed below, though due to the passage of time, they are likely to differ from performance results for more recent periods, including those shown elsewhere in this report.

          Funds Sub-Advised by Cadence Capital Management (CCM Funds). The Trustees reviewed information showing performance of two share classes of the CCM Capital Appreciation and Mid-Cap Funds. The comparative information showed that for both CCM Funds, performance was at or above median for the performance universes for all periods (but below median for the CCM Capital Appreciation Fund for the three-year period). The comparative information for the performance groups showed generally similar results. Based on their review, the Trustees concluded that the CCM Funds’ relative investment performance over time had been sufficient along with other factors considered to merit approval of the continuation of the relevant Agreements.

          NACM Global Fund. The Trustees reviewed information showing performance of two share classes of the NACM Global Fund. Only one and three years of performance information were presented for the Fund because of its short existence. The comparative information showed that performance was above median for the performance universe for all periods. The comparative information for the performance group showed similar results. Based on their review, the Trustees concluded that the Fund’s relative investment performance over time had been sufficient along with other factors considered to merit approval of the continuation of the relevant Agreements.

          Funds Sub-Advised by NFJ Investment Group (NFJ Funds). The Trustees reviewed information showing performance of two share classes of the NFJ Small-Cap Value and Dividend Value Funds. The comparative information showed that for both NFJ Funds, performance was above median for the performance universes and performance groups for all periods. Based on their review, the Trustees concluded that the NFJ Funds’ relative investment performance over time had been sufficient along with other factors considered to merit approval of the continuation of the relevant Agreements.

          Funds Sub-Advised by PEA Capital (PEA Funds). The Trustees reviewed information showing performance of two share classes of the PEA Growth and Equity Premium Strategy (formerly Growth and Income) Funds. The comparative information showed that, versus the performance universes, for the PEA Growth Fund, performance was above median for the one-year period but below median for all other periods; and for the PEA Equity Premium Strategy Fund, performance was below median for all periods other than the ten-year period. The comparative information for the performance groups showed generally similar results. The Trustees also noted (a) that recent performance of the PEA Growth Fund had improved relative to competitor funds; and (b) recent changes in the portfolio management team and strategy for the PEA Equity Premium Strategy Fund. Based upon their review, the Trustees concluded that they would continue to monitor the performance of these Funds but that they retained confidence in the Adviser’s and PEA’s overall capabilities to provide management for the PEA Funds.

          Funds Sub-Advised by Oppenheimer Capital (OCC Funds). The Trustees reviewed information showing performance of two share classes of the OCC Renaissance and Value Funds. The comparative information showed that, for the OCC Renaissance Fund, performance was below median and in the fifth quintile for one-and three-year periods; and for the OCC Value Fund, performance was below median for the performance universe and performance groups for the one-year period (in the fifth quintile for the performance universe) but above median for all other periods. The Trustees took into account management’s explanation that a transition in the portfolio management team for the OCC Renaissance and Value Funds had been completed in early 2005, and that more recent performance

12.31.05  |  Allianz Funds Semi-Annual Report   57

Board Approval of Investment Advisory and Portfolio Management Agreements (unaudited) (cont.)

information showed improved relative performance for both Funds, despite the effects of continued cash out-flows from those Funds. Based upon their review, the Trustees concluded that they would continue to monitor the performance of the OCC Renaissance and Value Funds but that they retained confidence in the Adviser’s and OCC’s overall capabilities to provide management for the OCC Funds.

          Funds Sub-Advised by RCM Capital Management (RCM Funds). The Trustees reviewed information showing performance of two share classes of the RCM Large-Cap Growth and Mid-Cap Funds. The comparative information showed that the performance of the Institutional Class shares of the RCM Large-Cap Growth Fund was above median for the performance universe and performance group for the one- and five-year periods; and for the RCM Mid-Cap Fund (and the other share class, in the case of the RCM Large-Cap Growth Fund), performance was at or below median for the performance universes for all periods (except that the performance of the Mid-Cap Fund was above median for the ten-year period). The comparative information for the performance groups showed generally similar results. The Trustees also noted that management had recently retained a new chief investment officer for RCM, who had been implementing certain changes in personnel and in the investment decision-making processes, and that more recent relative performance generally had improved. The Trustees concluded that they would continue to monitor the performance of the RCM Funds, but that they retained confidence in the Adviser’s and RCM’s overall capabilities to provide management for the RCM Funds.

          Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the Adviser’s and the Sub-Advisers’ performance record and process in managing the Funds were sufficient to support continuation of the Agreements.

Fees and Other Expenses
The Trustees considered the advisory fees paid by each Fund to the Adviser. In doing so, the Trustees reviewed a report from an independent consultant, which noted that the majority of the Funds’ advisory fees were close to or below average for their Lipper peer group. The Trustees also considered the administrative fee rate paid by each Fund to the Adviser. Among other information, the Trustees considered (i) the level of the Funds’ advisory fees versus their peer groups and peer universes as provided by Lipper; (ii) the level of the Funds’ sub-advisory fees; (iii) the allocation of the advisory fee between the Adviser and the Sub-Advisers, and the services provided by the Adviser, on the one hand, and the Sub-Advisers, on the other hand; (iv) that the Adviser (and not the Funds) pays the sub-advisory fees; (v) historical reasons for the setting of the advisory fees; (vi) that the Funds pay a unitary fee for non-advisory services, which differentiates the Funds from many in the industry; and (vii) each Fund’s total expenses as compared to their peer groups and peer universes as provided by Lipper.

          The Trustees also considered information showing the advisory fees charged by the Sub-Advisers to institutional and other accounts with investment objectives similar to those of the Funds. The information indicated that the fee rates paid to the Sub-Advisers by the Adviser with respect to the Funds were generally similar to (but not necessarily as low as, in all cases) the fee rates charged by the Sub-Advisers to other similar institutional accounts. The Trustees reviewed materials from management describing the differences in services provided to these other accounts, which noted the generally broader scope of services provided by the Adviser and the Sub-Advisers to the Funds relative to institutional accounts, the higher demands placed on investment personnel and trading infrastructure as a result of the anticipated daily cash in-flows and out-flows of the Funds, and the expenses associated with the more extensive regulatory regime governing registered funds.

          The Trustees observed that, with a few exceptions, the Funds’ advisory fees remained generally in line with industry peers, but that for certain Funds non-advisory expenses were higher than those of certain industry peers.

          The Trustees noted that, in connection with last year’s contract review process, they had negotiated to have the Adviser observe additional fee breakpoints for certain share classes under the Administration Agreement. After considering the information provided in connection with this year’s contract review process, the Independent Trustees successfully negotiated with the Adviser to observe fee breakpoints for two additional share classes and to apply breakpoints based on the entire net assets of each Fund (rather than on net assets attributable to particular share classes) under the Administration Agreement. The new fee arrangement took effect January 1, 2006, such that all share classes of all Funds are now entitled to breakpoints under the Administration Agreement.

          The Trustees reviewed information provided by Lipper comparing each Fund’s advisory fee, administration fee and non-management expenses and total expenses for one or two share classes (depending on share classes offered by the Funds) to those of a group of competitor funds of roughly equivalent size, as well as a universe of competitor funds. Fund-specific fee and expense results reviewed by the Trustees are discussed below. The comparative fee and expense information that was prepared and provided by Lipper and other sources was not independently verified by the Trustees.

          CCM Funds. For the CCM Capital Appreciation and Mid-Cap Growth Funds, advisory fees, administration and non-management expenses and total expenses were below median for all expense groups and universes (except that administration and non-management expenses for Class A shares of the CCM Mid-Cap Fund were above median for the expense group). The Trustees concluded that the advisory fees, administrative fees and total expense ratios were acceptable.

          NACM Global Fund. The NACM Global Fund’s advisory fee was approximately at or below median for its expense group and universe. The Trustees concluded that the advisory fee was acceptable. Administration and non-management expenses and the total expense ratio were at or below median for the NACM Global Fund, measured against its expense group and universe, except that administration and non-management expenses were above median for the Class A universe. The Trustees concluded that the administrative fees and expense ratio were acceptable.

          NFJ Funds. Advisory fees were below median for both NFJ Funds for all expense groups and universes. The Trustees concluded that the advisory fees were acceptable. Administrator and non-management expenses were generally at or above median for all expense groups and universes for both NFJ Funds, but total expense ratios were at or below median for all expense groups and universes for both NFJ Funds. The Trustees concluded that the administrative fees and expense ratios were acceptable.

          PEA Funds. Advisory fees were below median for both PEA Funds for all expense groups and universes (at or below median in the case of PEA Equity Premium Strategy Fund (formerly the PEA Growth and Income Fund)). The Trustees concluded that the advisory fees were acceptable. Administration and non-management expenses were generally at or above median for all expense groups and universes for the PEA Growth

58   Allianz Funds Semi-Annual Report  |  12.31.05

and Premium Equity Strategy Funds, but total expense ratios were below median for all expense groups and universes other than the expense universe for Class A shares of the PEA Equity Premium Strategy Fund. The Trustees concluded that the administrative fees and expense ratios were acceptable.

          OCC Funds. Advisory fees were below median for both OCC Funds for all expense groups and universes. The Trustees concluded that the advisory fees were acceptable. Administration and non-management expenses were generally at or above median for all expense groups and universes (and in fact in the fifth quintile for the Class A expense group for the OCC Value Fund and in the fifth quintile for both the Class A and Institutional Class expense groups for the OCC Renaissance Fund), but total expense ratios were generally below median for all expense groups and universes. The Trustees concluded that the administrative fees and expense ratios were acceptable.

          RCM Funds. Advisory fees generally were below median for both RCM Funds for all expense groups and universes. The Trustees concluded that the advisory fees were acceptable. For both RCM Funds, administration and non-management expenses were at or above median for all expense groups and universes, but total expenses were below median for all expense groups and universes. The Trustees concluded that the administrative fees and expense ratios were acceptable.

          Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the fees and expenses to be charged under the Agreements and the Administration Agreement represented reasonable compensation to the Adviser and the Sub-Advisers in light of the services provided. In coming to this conclusion, the Trustees took into account, among other factors, the additional administrative fee breakpoints that went into effect on January 1, 2006 as described above.

Costs of Services Provided and Profitability
The Trustees reviewed information regarding the cost of services provided by the Adviser (including the sub-advisory fees paid to the Sub-Advisers) and the estimated profitability of the Adviser’s relationship with the Funds, including a profitability report prepared by management detailing the costs of services provided to the Funds by the Adviser, and the profitability to the Adviser of its advisory and administrative relationships with the Funds, each for the fiscal year ended June 30, 2005. The Trustees also received and reviewed a description of the methodology used by the Adviser in estimating profitability, and took into account, among other things, information and analyses of an independent consultant and the Funds’ independent auditors regarding the profitability information provided. The Trustees noted that certain enhancements had been made since the prior year in the Adviser’s methodology used to determine profitability. The Trustees further noted that the expense allocation methodology utilized by the Adviser has certain limitations and management’s commitment to work with the Board to further refine the methodology for next year’s contract review process.

          The Trustees noted that the Sub-Advisers had not provided information as to the profitability to them of their relationships with the Funds. The Trustees noted, however, that the Sub-Advisers had provided information on fees charged by them for comparable funds and accounts. The materials reviewed by the Trustees showed that the fee rates paid to the Sub-Advisers by the Adviser for the Funds were generally similar (but not necessarily as low as, in all cases) to the rates charged by the Sub-Advisers to other similar institutional accounts.

          The Trustees recognized that the Adviser should, in the abstract, be entitled to earn a reasonable level of profit for the services provided to each Fund, and that it is difficult to make comparisons of profitability from mutual fund advisory and administration contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions about allocations and the adviser’s capital structure and cost of capital. The Trustees considered the overall profitability to the Adviser on a Fund-by-Fund basis, as well as profitability separately as to advisory and administrative functions on a Fund-by-Fund basis. The Trustees reviewed information from an independent consultant regarding profitability of other investment advisers with publicly traded parent companies and concluded that the Adviser’s profitability with respect to the Funds was comparable to the profitability ranges attributable to other investment advisers in the industry. The Trustees concluded that, taking all of the foregoing into account, they were satisfied that the Adviser’s level of profitability from its relationship with each Fund was not excessive.

Possible Fall-Out Benefits
The Trustees considered information regarding the direct and indirect benefits to the Adviser and the Sub-Advisers from their relationships with the Funds, including non-advisory fee compensation to be paid to the Adviser, the Sub-Advisers and their affiliates (such as administrative fees paid to the Adviser and Rule 12b-1 fees and sales charges to the Funds’ distributor, an affiliate of the Adviser), including reputational and other “fall out” benefits. During the course of the year the Trustees received presentations from each Sub-Adviser about its trading practices and brokerage arrangements, including its policies with respect to research provided to Sub-Advisers in connection with trade execution for the Funds (soft dollar arrangements), and the Trustees accepted the representation of each Sub-Adviser that it fulfills its fiduciary obligation of seeking best execution when engaging in portfolio transactions for the Funds. The Trustees also considered the benefits associated with the Funds’ use of a broker-dealer affiliated with the Adviser, which may be done in accordance with applicable law and procedures approved by the Board. The Trustees noted that the Funds have in some cases historically used affiliated brokers for foreign securities transactions, and that an Allianz affiliate receives fees as securities lending agent under the Funds’ securities lending program. The Trustees considered the receipt of these benefits in light of the Adviser’s and its affiliates’ profitability, and concluded that such benefits were not excessive.

Possible Economies of Scale
The Trustees considered the extent to which the Adviser and the Sub-Advisers may realize economies of scale or other efficiencies in managing and supporting the Funds. They noted that as assets increase, certain fixed costs may be spread across a larger asset base, and it was noted that any economies of scale or other efficiencies might be realized (if at all) across a variety of products and services, including the Funds, and not only in respect of a single Fund. The Trustees noted that the methodology used by the Adviser to determine profitability has a bearing on their analysis of economies of scale. The Trustees noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees also noted that the Independent Trustees had concluded in prior years that, under the circumstances, breakpoints in the administrative fee were an effective way to share any

12.31.05  |  Allianz Funds Semi-Annual Report   59

Board Approval of Investment Advisory and Portfolio Management Agreements (unaudited) (cont.)

economies of scale or other efficiencies with Fund shareholders. The Trustees noted that they had engaged in successful negotiations with the Adviser to observe fee breakpoints under the Administration Agreement effective January 1, 2006, which are described above. Based on these observations, the Trustees concluded that the Funds’ overall fee arrangements would represent an appropriate sharing at the present time between Fund shareholders and the Adviser of any economies of scale or other efficiencies in the management of each Fund at current asset levels.

Conclusions
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the Independent Trustees, unanimously concluded that the continuation of the Agreements was in the best interests of the Funds and their shareholders, and should be approved.

60   Allianz Funds Semi-Annual Report  |  12.31.05

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Allianz Funds

Investment Adviser and Administrator	Allianz Global Investors Fund Management LLC (“AGIFM”), 1345 Avenue of the Americas, New York, NY 10105

Sub-Advisers	Cadence Capital Management LLC, Nicholas-Applegate Capital Management LLC, NFJ Investment Group L.P., Oppenheimer Capital LLC, PEA Capital LLC, RCM Capital Management LLC

Distributor	Allianz Global Investors Distributors LLC (“AGID”), 2187 Atlantic Street, Stamford, CT 06902

Custodian	State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent	PFPC, Inc. P.O. Box 9688, Providence RI 02940

Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

Legal Counsel	Ropes & Gray LLP, One International Place, Boston, MA 02110

For Account Information

For Allianz Funds account information contact your financial advisor, or if you receive account statements directly from Allianz Global Investors Distributors/PFPC, you can also call (800) 426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.allianzinvestors.com

The Allianz Funds & PIMCO Funds Family

The Allianz Funds & PIMCO Funds offer access to the world-class investment firms of Allianz Global Investors—one of the world’s largest asset management companies, with more than $1 trillion under management.

The Allianz Funds are managed by institutional equity managers, including the Allianz-owned investment firms NFJ Investment Group, Oppenheimer Capital, RCM, Nicholas-Applegate Capital Management and PEA Capital. The Allianz Funds represent a wide range of investment strategies, including growth and value, small-, mid- and large-cap, domestic and international portfolios.

The PIMCO Funds are managed by PIMCO, widely recognized as one of the premier bond managers in the world. The PIMCO Funds cover the fixed-income spectrum, and also include the innovative Real Return Strategy and equity-related funds. PIMCO Total Return Fund is the largest bond fund in the U.S.*

Allianz Funds

Value Stock NFJ Dividend Value OCC Renaissance OCC Value NFJ Small-Cap Value Blend Stock PEA Equity Premium Strategy CCM Capital Appreciation CCM Mid-Cap	Growth Stock RCM Large-Cap Growth PEA Growth RCM Mid-Cap International Stock NACM Global

PIMCO Funds

Short-Duration Bond PIMCO Short-Term PIMCO Low Duration Core Bond PIMCO Total Return	Credit Strategy PIMCO High Yield International Bond PIMCO Foreign Bond (U.S. Dollar-Hedged) Real Return Strategy PIMCO Real Return Equity-Related PIMCO StocksPLUS®

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of the above mentioned Funds carefully before investing. This and other information is contained in the Fund’s prospectus, which may be obtained by contacting your financial advisor, by visiting www.allianzinvestors.com or by calling 1-888-877-4626. Please read the prospectus carefully before you invest or send money.

* As of 12/31/05 according to SimFunds.

Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902
AZ061SA_13762

ITEM 2.           CODE OF ETHICS

                         Not required in this filing.

ITEM 3.           AUDIT COMMITTEE FINANCIAL EXPERT

                         Not required in this filing.

ITEM 4.           PRINCIPAL ACCOUNTANT FEES AND SERVICES

                         Not required in this filing.

ITEM 5.           AUDIT COMMITTEE OF LISTED REGISTRANT

                          Not applicable to this registrant.

ITEM 6.           SCHEDULE OF INVESTMENTS

                         Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7.           DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
                         INVESTMENT COMPANIES

                         Not applicable to this registrant.

ITEM 8.           PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                         Not applicable to this registrant.

ITEM 9.           PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND
                         AFFILIATED COMPANIES.

                         Not applicable to this registrant.

ITEM 10.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s board of trustees since the Fund’s last provided disclosure in response to this item.

ITEM 11.         CONTROLS AND PROCEDURES

(a)           The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.         EXHIBITS

(a)	Exhibit 99.Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b)	Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allianz Funds

By /s/ E. Blake Moore, Jr.
------------------------
E. Blake Moore, Jr., President & Chief Executive Officer

Date: March 13, 2006

BY /s/ Brian S. Shlissel
----------------------------
Brian S. Shlissel, Treasurer, Principal Financial & Accounting Officer

Date: March 13, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ E. Blake Moore, Jr.
------------------------
E. Blake Moore, Jr., President & Chief Executive Officer

Date: March 13, 2006

BY /s/ Brian S. Shlissel
----------------------------
Brian S. Shlissel, Treasurer, Principal Financial & Accounting Officer

Date: March 13, 2006